UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04986

Franklin Investors Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 10/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report and Shareholder Letter
Franklin Investors
Securities Trust
October 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Managed Income Fund
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
SHAREHOLDER LETTER
Dear Shareholder,
We are pleased to provide the annual report of Franklin
Investors Securities Trust for the 12-month reporting period ended October 31, 2023. Please read on for a detailed look
at prevailing economic and market conditions during the
Fund’s reporting period and to learn how those conditions
have affected Fund performance.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.
com. Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance.
• Market insights and commentaries from our portfolio
Managers, and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Gregory E. Johnson
Chairman
Franklin Investors Securities Trust

franklintempleton.com
Annual Report

Contents
Franklin Convertible Securities Fund 3
Franklin Equity Income Fund 11
Franklin Managed Income Fund 18
Financial Highlights and Schedules of Investments 26
Financial Statements 58
Notes to Financial Statements 64
Report of Independent Registered
Public Accounting Firm 82
Tax Information 83
Board Members and Officers 84
Shareholder Information 89
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
Franklin Convertible Securities Fund
Fund Overview
The Fund closed to new investors with limited exceptions
on August 29, 2018. Existing investors may continue to
purchase additional shares of the Fund.
Q. What is the Fund's investment strategy?
A. When choosing convertible securities for the Fund, we
attempt to maintain a balance in the portfolio between the
equity and debt characteristics of convertible securities
with an emphasis on the equity features. We also consider
the company’s long-term earnings, asset value and cash
flow potential. By investing in convertible securities, the
Fund seeks the opportunity to participate in the capital
appreciation of underlying stocks, while at the same time
relying on the fixed income aspect of the convertible
securities to provide current income and reduced price
volatility, which can limit the risk of loss in a down equity market. Some of the convertible securities in which the Fund may invest have been structured to provide enhanced yield,
increased equity exposure or enhanced downside protection.
These securities, generally referred to as enhanced
convertible securities, typically provide a benefit to the issuer in exchange for the enhanced features, such as a conversion
premium that is paid by the Fund. We may invest in
convertible securities of companies of any capitalization size, but we generally seek to make the portfolio representative of the entire convertible securities market.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. During the 12-month period under review, global
financial markets benefited from resilient global economic
growth, generally better-than-expected corporate earnings,
decelerating inflation in many regions, the temporary
suspension of the U.S. debt ceiling, and several major
central banks’ slower pace or pausing of interest-rate hikes.
However, banking-industry stress in early 2023, recession
fears, and concerns about central banks’ rate paths
intermittently pressured investor sentiment.
As measured by MSCI indices in U.S.-dollar terms,
emerging market equities modestly outpaced a global index,
developed market stocks slightly lagged it, and frontier
market equities significantly trailed it. Since a late-2022
low, the recovery in stocks through July 2023 was driven
partly by investor enthusiasm about artificial intelligence, subsiding inflation concerns, and hopes for interest-rate cuts if recession hits. However, investor risk appetite soured in the period’s last three months as it became clearer that key central banks like the U.S. Federal Reserve (Fed) intend to
hold interest rates higher for longer. Rising sovereign bond yields and energy prices, along with China’s property market crisis, Fitch Ratings’ downgrade of U.S. long-term debt, and heightened geopolitical tensions, further weighed on equity
markets near period-end.
U.S. equities advanced as the country’s banking system
stabilized, economic growth accelerated, and the Fed slowed
its interest-rate hikes and paused on two occasions. Stocks
in Europe outperformed those in other major regions (all in
U.S.-dollar terms) as concerns about the banking industry
eased, and consumer and business sentiment improved.
The European Central Bank and the Bank of England raised
their policy rates multiple times but paused their rate hikes near period-end. In Asia, stocks rose despite concerns
about China’s economy and troubled property market. The
People’s Bank of China lowered its key loan prime rate and
the reserve requirement ratio for banks. The Bank of Japan
raised the cap on the 10-year government bond yield and
allowed greater flexibility with its yield curve control.
As it pertains to the Fund specifically, the U.S. and
global convertible bond (CB) market started the period
on an upward path. But since July, CB performance has
disappointed as a sustained cross-asset selloff dragged the
asset class lower. During the Fund’s fiscal year, performance within the group varied widely as U.S.-based “busted”
(credit-/rate-sensitive) convertibles (+3.9%) held up better than both equity-sensitive convertibles (-2.8%) and balanced convertibles (-8.7%). The pattern was similar on a global
level, where CBs were generally more buoyant: global
busted CBs (+8.0%) fared best of all, equity-sensitive CBs
actually advanced (+0.8%), and balanced CBs sustained
less than half the losses (-4.2%) as the U.S.-only group.
Total 2022 convertible issuance, at $39.5 billion, was the
smallest in records going back to 1998. Issuance picked
up in 2023, with global CB issuance through October 2023
totaling $65.1 billion, led by the U.S. and was on track to
reach $75 to $85 billion globally by the end of the year.
Expectations for “higher-for-longer” interest rates may
encourage issuers to refinance straight debt with lower-
coupon convertibles—a potentially attractive option for
names with 2024/2025 maturities.
In general, the majority of CB issuers were still well-
capitalized companies with strong liquidity. Roughly half of the issuers of convertible securities (in the U.S. and globally)
had no other outstanding debt on their books, so they were
experiencing lower cost-of-capital debt conditions.

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Annual Report
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
30
.
Q. How did we respond to these changing market
conditions?
A. Through recent market changes, we continued to manage
the Fund in the same manner that we have found to be
successful for decades. We once again focused on investing
in balanced convertibles, those with a preferable blend of
both bond and equity characteristics. Balanced convertibles
typically provide more upside and less downside relative to
the underlying equity. We believe these characteristics are
the reason to own convertibles versus owning equity or
straight debt. We have found the greatest long-term success
by following this strategy through all market conditions and continue to do so.
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a +0.62% cumulative total return. In comparison,
the Fund’s benchmark, the ICE BofA All Alternatives U.S.
Convertibles Index, which tracks the domestic convertible
securities market, posted a -0.48% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Q. What were the leading contributors to performance?
A. In absolute terms, broad-based gains made in the
first half of the Fund’s fiscal year were diminished by a
modest loss in the latter half, thereby limiting the scope of contributing sectors and individual securities. For the year as a whole, eight out of 11 equity sector allocations were
net contributors, led by communication services, information technology (IT) and financials.
The majority of our communication services holdings
traded higher while a much larger portion of the portfolio
was comprised of IT companies, several of which posted
double-digit percentage gains. IT sector contributor Coupa
Software (business spending management platform; sold
by period-end) convertibles benefited from the company’s
acquisition of Thoma Bravo (not a Fund holding) at a
substantial premium to its stock price at the time of the deal.
Their tie-up triggered the right to put Coupa’s convertible
bonds at par value (a “put” is an option that gives the owner an opportunity to sell the security at a specified price within a defined timeframe). Other strong performers included
HubSpot (customer relationship management platform) and
cybersecurity specialist Palo Alto Networks (sold by period-
end). Alternative asset manager KKR & Co., a position
which matured and was converted, was the best of three net
contributors in the financials sector. KKR manages multiple
asset classes including private equity, energy, infrastructure, real estate, credit and, through its strategic partners, hedge funds. Similar to other “alts” managers, KKR reported
mixed quarter results over the summer, with asset flows
a bit light (but improving) and earnings that were ahead
of Wall Street’s consensus expectations, driven mostly by
stronger market performance and transaction fees. KKR
also provided what we view as a strong outlook, with the
company noting that it will have more than 30 strategies in
the market over the next 18 months, with solid identifiable
growth in insurance and wealth management. The asset-
backed origination market is one of KKR’s best opportunities in private credit—a newly created vertical in its business
line—as banks pull back in the space, while the operating
backdrop continues to improve.
A minor overall gain in the consumer discretionary sector
was bracketed on the high and low ends by e-commerce
companies, topped by home furnishings retailer Wayfair and
China-based PDD Holdings, which operates the country’s
popular Pinduoduo commerce platform as well as the
Temu deep-discount global online marketplace. Wayfair’s
underlying equity value skyrocketed in early 2023 when
it announced a cost-cutting plan of up to $1.4 billion per
year, laid off 1,750 employees, and said it would reach its
breakeven profitability target earlier in 2023 than initially expected.
Portfolio Composition
10/31/23
% of Total Net
Assets
Convertible Bonds 87.3%
Convertible Preferred Stocks 5.2%
Common Stocks 4.3%
Short-Term Investments & Other Net Assets 3.2%

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To a lesser extent, the Fund’s industrials, materials, energy and utilities sector investments also added to returns,
though utilities were just about breakeven as the gains
associated with Northern California power company PG&E
and other contributors were nearly erased by several that
declined in the face of rising interest rates. And though
health care was an area of weakness, a handful of these
holdings rallied solidly, including Insmed and Intercept
Pharmaceuticals. Insmed, which focuses its drug discovery
efforts on rare metabolic diseases and endocrine disorders
with unmet medical needs, reported topline results from
the ARISE study for Arikayce, an inhaled antibiotic that
is approved for patients with a lung infection called MAC
(mycobacterium avium complex). Arikayce was already
FDA approved for patients who have not responded
adequately to other antibiotic therapies, and Insmed is now
pursuing development in previously untreated patients. The
ARISE study was designed to validate a patient-reported
outcome (PRO) tool for the ongoing Phase 3 ENCORE
study. Importantly, the ARISE results showed that not only
do more patients on Arikayce clear the infection when the
drug is added to their standard of care, but this correlated to meaningful improvements in respiratory function—and
suggested no modifications will be needed to ENCORE.
Q. What were the leading detractors from performance?
A. In the latter half of the year, holdings in the health care, consumer staples and real estate sectors stopped serving
as net contributors and flipped into full-year detractors,
with the bulk of their combined decline owing to poor-
performing medical technology and device companies
such as Insulet (disposable insulin delivery devices) and
DexCom (continuous glucose monitoring systems), as
well as biotechnology names such as PTC Therapeutics
(developer of small molecule drugs and gene therapies
for rare disorders) and Revance Therapeutics (innovative
aesthetic and therapeutic offerings for skin diseases). The
selloff in Insulet and Dexcom was due in large part to the
market reaction around new studies touting the effectiveness of GLP-1 drugs (such as Ozempic and Wegovy) to treat
Type 2 diabetes, which some investors believe may
eventually reduce the demand for both companies’ products.
Additionally, Insulet contended with greater price pressures and increased competition in the insulin market and shed
more than a quarter of its convertible bond value despite
an accelerating growth rate amid record quarterly new user
starts.
Mixed results in the IT sector were anchored to the
downside by Wolfspeed, Viavi Solutions and BILL Holdings.
Wolfspeed—operating in semiconductor manufacturing and
specializing in power and radio frequency semiconductors
and materials processing—fared worst of all and was the
Fund’s largest overall detractor of the year. Wolfspeed
reported mixed financial results as accounting changes tied
to facility startup and underutilization costs were included for the first time. It was still ramping up its state-of-the-art
200-millimeter silicon carbide fabrication plant in Mohawk
Valley, New York. The facility is expected to generate about
$100 million of quarterly revenues at some point in the
second half of 2024, which would represent about 20%
of capacity utilization. Given the inclusion of startup and
underutilization charges in its financial results, Wolfspeed’s gross profit margin and operating margin contracted sharply
year-over-year. Wolfspeed’s North Carolina materials
production facility plans to expand its capacity tenfold and is on track to produce silicon wafers in the latter half of 2024.
Wolfspeed still believes that when both facilities are ramped up and at “full” capacity, it can potentially achieve 50%+
gross profit margins. In our view, the company is tackling
a lot in trying to ramp up multiple facilities. However, we
also believe gallium nitride and silicon carbide products are making inroads in the power semiconductor market, where
Wolfspeed can ultimately be a leader in this transition. We
also see Wolfspeed as a “clean tech” leader since its silicon carbide products are critical to improving alternative energy solutions to help reduce global pollution.
Elsewhere in the portfolio, the e-commerce contributors
mentioned above were partially offset by several other
e-commerce/retail detractors including Etsy (U.S.-based
e-commerce sales platform for specialty, hand-crafted and
creative goods) and RH (Restoration Hardware; high-
end home décor and furnishings). Many such companies
experienced lower gross merchandise sales as the pandemic
goods-buying surge slowly wore off amid a concomitant
rebound in services-sector spending. In general, we think
these companies still possess competitive advantages that
could revive sales and revenue once inflation abates further.
In the utilities sector, most of our holdings traded lower
including a substantial loss for NextEra Energy.
Q. Were there any significant changes to the Fund
during the reporting period?
A. Cash and equivalents roughly doubled (from 1.6% to
3.1%) and the portfolio mix at year-end included 4.3% of
total net assets in non-convertible equities, whereas none
were held 12 months ago. The equity weighting was a
temporary phenomenon due to the recent conversion of a
few maturing convertibles. Convertibles remained the bulk
of the portfolio with 92.6% exposure by period-end. Often
called “balanced” convertibles, those with deltas (a measure of their equity sensitivity) near the middle of the range from
0.0 to 1.0 can participate more with an issuer’s equity upside

Franklin Convertible Securities Fund

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Annual Report
than they do with the downside. These are the types of
convertibles we continue to prefer, as we feel this is the most appealing aspect of the asset class.
Our weighting in higher-growth companies within the IT
sector (representing 20.1% of the portfolio at period-end)
is significantly lower than it was a year ago, when the
allocation covered nearly a third of total assets. This was
due to our sale of “busted” convertibles, maturities, and
reductions in market value in that sector, but it also reflected a reclassification of sector constituent companies which
took place earlier in the year. Additionally, a shift in the composition of the new-issuance market has reduced our
new purchases in that sector. The decline in the relative size of the Fund’s IT holdings has resulted in proportional growth of other sector allocations; the largest upward shifts went to industrials, financials (due primarily to a reclassification of certain portfolio positions from IT to financials), health care, consumer staples and electric utility company convertibles
foremost.
Thank you for your continued participation in Franklin
Convertible Securities Fund. We look forward to serving your future investment needs.
Alan E. Muschott, CFA
Lead Portfolio Manager
Eric Webster, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
10/31/23
Company
Industry, Country
% of Total
Net Assets
a a
Jazz Investments I Ltd. 2.7%
Pharmaceuticals, United States
Cable One, Inc. 2.6%
Media, United States
Neurocrine Biosciences, Inc. 2.6%
Biotechnology, United States
BILL Holdings, Inc. 2.6%
Software, United States
Ivanhoe Mines Ltd. 2.5%
Metals & Mining, Canada
CenterPoint Energy, Inc. 2.5%
Multi-Utilities, United States
Liberty Broadband Corp. 2.4%
Media, United States
Snap, Inc. 2.4%
Interactive Media & Services, United States
Shift4 Payments, Inc. 2.4%
Financial Services, United States
Apollo Global Management, Inc. 2.4%
Financial Services, United States
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of October 31, 2023
Franklin Convertible Securities Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +0.62% -4.92%
5-Year +56.68% +8.17%
10-Year +132.81% +8.20%
Advisor
1-Year +0.87% +0.87%
5-Year +58.71% +9.68%
10-Year +138.72% +9.09%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 0.99% 0.79% 0.78%
Advisor 1.32% 1.09% 1.08%
See page 9 for Performance Summary footnotes.

Franklin Convertible Securities Fund
Performance Summary

franklintempleton.com
Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/31/13–10/31/23)
Advisor Class
(10/31/13–10/31/23)

Franklin Convertible Securities Fund
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price and debt securities when the underlying stock price is low relative to the conversion price. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The manager may consider environmental, social and governance
(ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/29/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Distribution rate is based on an annualization of the respective class’s past four quarterly dividends and the maximum offering price (NAV for Advisor Class) per share on
10/31/23.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: FactSet. The ICE BofA All Alternatives U.S. Convertibles Index comprises domestic securities of all quality grades that are convertible into U.S. dollar-denomi-
nated common stock, ADRs or cash equivalents and have a delta (measure of equity sensitivity) that indicates the security likely has a balance between the debt and equity characteristics of the security.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/22–10/31/23)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.1608 $0.0839 $1.4460 $1.6907
C $0.0175 $0.0839 $1.4460 $1.5474
R6 $0.2263 $0.0839 $1.4460 $1.7562
Advisor $0.2110 $0.0839 $1.4460 $1.7409
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.83% 0.84%
Advisor 0.58% 0.59%

Your Fund’s Expenses
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/23
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $959.40 $3.86 $1,021.26 $3.99 0.78%
C $1,000 $955.80 $7.55 $1,017.48 $7.79 1.53%
R6 $1,000 $960.30 $2.34 $1,022.82 $2.42 0.47%
Advisor $1,000 $960.60 $2.63 $1,022.52 $2.71 0.53%

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Annual Report
1. Source: Morningstar.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not include any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 39 .
Franklin Equity Income Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. We seek to invest in a broadly diversified portfolio of
equity securities that we consider to be financially strong, with a focus on blue chip companies. We apply a bottom-up
approach to investing in individual securities. We will assess the market price of a company’s securities relative to our
evaluation of the company’s long-term earnings, cash flow
potential and balance sheet strength. We also consider a
company’s price/earnings ratio, return on capital, profit
margins and asset value. We consider dividend yield and the
opportunity for dividend growth in selecting stocks for the
Fund because we believe that, over time, dividend income
can contribute significantly to total return and can be a more consistent source of investment return than capital
appreciation. We seek to take advantage of price
dislocations that result from the market’s short-term focus
and choose to invest in those companies that, in our opinion, offer the best trade-off between growth opportunity, business and financial risk, and valuation.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. In the U.S., gross domestic product expanded in the
fourth quarter of 2022 and the first half of 2023 amid rising investment and resilient spending on services. The labor
market remained tight as unemployment was very low by
historic standards and wages continued to grow. To control
inflation, the U.S. Federal Reserve (Fed) raised the federal funds target rate six times, ending at a range of 5.25%–
5.50%, the highest level since 2001. The central bank hinted that interest rates would likely be higher for longer than
investors had expected though the pace of hikes seemed
to be nearing an end as the period closed. The Fed also
indicated that it would continue to reduce its U.S. Treasury and agency debt and mortgage-backed security holdings.
Several prominent bank failures drove increased uncertainty
among investors, but government intervention led to swift
reorganizations and equities recovered from a brief decline.
Q. How did we respond to these changing market
conditions?
A. As a bottom-up, fundamental research driven strategy,
our focus is on identifying and evaluating the specific
opportunities and risks facing high-quality companies we
own or could own. Over the past 12-18 months, we have
had a relatively cautious view of earnings, particularly for companies in the discretionary and industrials sectors where estimates for 2023-24 seemed to be at risk. This more
cautious view has largely been reflected through position
sizing. Additions were made to names that we believe have
strong long-term prospects, as well as more certainty of cash flows, higher confidence in company strategy and durability
of end markets. We continue to have an overweight to
the energy sector as long-term supply/demand drivers
are supportive of oil prices and capital discipline within
the industry remains healthy. We have seen additional
opportunities in health care as well. We remain committed
to investing primarily in common stocks though we continue
to find usage of a smaller group of convertibles and equity-
linked notes as compelling ways to participate in long-term
capital appreciation opportunities while reducing volatility and generating attractive levels of income.
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a -0.25% cumulative total return. In comparison, the
Fund’s primary benchmark, the Russell 1000
®
Value Index,
which measures performance of those Russell 1000
®
Index
companies with relatively lower price-to-book ratios and
lower forecasted growth rates, posted a +0.13% cumulative
total return.
1
The Fund’s secondary benchmark, the
Standard & Poor’s
®
500 Index (S&P 500
®
), which is designed
to measure total U.S. equity market performance, posted a
+10.14% cumulative total return.
1
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 14 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .

Franklin Equity Income Fund

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Q. What were the leading contributors to performance?
A. The Fund saw positive contributions from the information
technology (IT) and financials sectors. Broadcom and Oracle
were listed among the strongest holdings in the IT sector.
Broadcom has seen strong demand for its products and
services and from the adoption of its artificial intelligence
(AI) offerings. Oracle’s solid year-to-date stock performance was boosted by its cloud infrastructure business. In the
financials sector, our exposure to several private asset
managers has been positive. Companies such as Apollo
Global Management and Ares Management continue to
see strong earnings growth from capital inflows into their
broad range of offerings. In the banking industry, a strong, diversified revenue base helped provide some protection
from economic headwinds for JPMorgan Chase. Elsewhere,
a leading individual stock contributor was Eaton in the
industrials sector. The power management company
continues to see strength across its industrial, automotive, utility and non-residential construction markets.
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Q. What were the leading detractors from performance?
A. Our investment in the health care sector weighed on
Fund results with a large position in Johnson & Johnson
(JNJ) among the leading detractors. JNJ, which was a strong
relative performer in 2022, faced competitive pressures that hurt its stock. The utilities sector also hindered returns with a position in NextEra Energy detracting from performance. The
shares of the renewable energy provider were pressured
by investor concerns of slower growth and the financing of
future capital projects. While financials were a contributor at the sector level, recession fears had a negative impact
on the shares of Bank of America. In the energy sector,
the shares of Chevron declined on concerns that slower
economic growth would weigh on energy demand. The
Fund was also hurt by a position in Target in the consumer
discretionary sector. The omnichannel retailer faced softer
sales trends and weaker margin performance in a tougher
economic environment for discretionary spending.
Q. Were there any significant changes to the Fund
during the reporting period?
A. The Fund continues to be active with the addition and
exiting of several holdings over the course of the year. We
remain committed to fundamental research and look to
identify high-quality companies that have attractive capital appreciation opportunities, and which we believe can
perform relatively well in both stronger and weaker markets.
The Fund became slightly more concentrated during the
period and held fewer positions as compared to last year.
We have generally been adding to positions in the health
care and energy sectors while reducing weightings in the
consumer discretionary and utilities sectors. Even as sector weightings fluctuated during the year, our goal was to
maintain a diversified portfolio of what we believe are market leading companies.
Portfolio Composition
10/31/23
% of Total
Net Assets
Oil, Gas & Consumable Fuels 11.2%
Capital Markets 8.0%
Banks 7.1%
Pharmaceuticals 5.7%
Electric Utilities 5.5%
Health Care Equipment & Supplies 4.5%
Health Care Providers & Services 4.4%
Beverages 3.7%
Semiconductors & Semiconductor Equipment 3.6%
Life Sciences Tools & Services 3.3%
Household Products 3.1%
Aerospace & Defense 2.7%
Software 2.7%
Consumer Staples Distribution & Retail 2.7%
Other
*
28.4%
Short-Term Investments & Other Net Assets 3.4%
Top 10 Holdings
10/31/23
Company
Industry, Country
% of Total
Net Assets
a a
JPMorgan Chase & Co. 4.2%
Banks, United States
Chevron Corp. 3.5%
Oil, Gas & Consumable Fuels, United States
Johnson & Johnson 3.4%
Pharmaceuticals, United States
Morgan Stanley 3.2%
Capital Markets, United States
Procter & Gamble Co. (The) 3.1%
Household Products, United States
Oracle Corp. 2.7%
Software, United States
Bank of America Corp. 2.5%
Banks, United States
Duke Energy Corp. 2.5%
Electric Utilities, United States
Broadcom, Inc. 2.5%
Semiconductors & Semiconductor Equipment,
United States
NextEra Energy, Inc. 2.3%
Electric Utilities, United States

Franklin Equity Income Fund

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Annual Report
Thank you for your continued participation in Franklin
Equity Income Fund. We look forward to serving your future
investment needs.
Matthew D. Quinlan
Lead Portfolio Manager
Alan E. Muschott, CFA
Todd Brighton, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2023
Franklin Equity Income Fund

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Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
a
Rounds to less than 0.01%.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -0.25% -5.74%
5-Year +42.15% +6.08%
10-Year +108.39% +7.01%
Advisor
1-Year -0.00%
a
-0.00%
a
5-Year +43.96% +7.56%
10-Year +113.62% +7.89%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 2.62% 1.93% 1.91%
Advisor 3.03% 2.29% 2.28%
See page 16 for Performance Summary footnotes.

Franklin Equity Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 16 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/31/13–10/31/23)
Advisor Class
(10/31/13–10/31/23)

Franklin Equity Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Distributions are not guaranteed and are subject to change. Investments in equity-linked notes often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price and debt securities when the underlying stock price is low relative to the conversion price. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/29/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Distribution rate is based on an annualization of the respective class’s current quarterly dividend and the maximum offering price (NAV for Advisor Class) per share on
10/31/23.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: FactSet. The Russell 1000
®
Value Index is market capitalization weighted and measures the performance of those Russell 1000
®
Index companies with relatively
lower price-to-book ratios and lower forecasted growth rates. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/22–10/31/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.7236 $0.9002 $1.6238
C $0.4570 $0.9002 $1.3572
R $0.6563 $0.9002 $1.5565
R6 $0.8170 $0.9002 $1.7172
Advisor $0.7939 $0.9002 $1.6941
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.83% 0.84%
Advisor 0.58% 0.59%

Your Fund’s Expenses
Franklin Equity Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/23
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $948.20 $4.00 $1,021.10 $4.15 0.81%
C $1,000 $944.90 $7.67 $1,017.32 $7.95 1.56%
R $1,000 $946.70 $5.23 $1,019.84 $5.42 1.07%
R6 $1,000 $949.80 $2.39 $1,022.76 $2.48 0.49%
Advisor $1,000 $949.40 $2.77 $1,022.36 $2.88 0.56%

franklintempleton.com
Annual Report
Franklin Managed Income Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. We apply a bottom-up approach to investing in individual
securities. We will assess the market price of a company’s
securities relative to our evaluation of the company’s long-
term earnings, asset value and cash flow potential. We also
consider a company’s price/earnings ratio, profit margins and liquidation value. In determining an optimal mix of equity and fixed income investments for the Fund, we assess changing
economic, market and industry conditions.
The Fund seeks income by investing in a combination of
corporate, agency and government bonds issued in the U.S.
and other countries, as well as common stocks of companies
in any market capitalization range and convertible securities.
The Fund seeks capital appreciation by investing in equity
securities and convertible securities of companies from a
variety of industries. The Fund also invests in equity-linked notes, which are hybrid derivative-type instruments designed to combine the characteristics of one or more securities
(usually a single stock, a stock index or a basket of stocks)
and a related equity derivative. We may, from time to time,
use for various purposes equity-related derivatives, including call and put options and futures on equity securities and
equity indexes, options on equity index futures, as well
as interest-rate, currency and credit-related derivatives.
These purposes include enhancing Fund returns, increasing
liquidity, gaining exposure to securities or markets in more efficient or less expensive ways and/or hedging risks.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. The Fund generated positive returns during the period,
driven by strong performance from fixed income holdings.
Positive returns within the Fund’s fixed income allocation
were slightly offset by negative performance within equities.
Relative to the Fund’s blended benchmark, the overweight
allocation to credit supported absolute performance.
Throughout the period, the Federal Reserve (Fed) continued
to increase interest rates from 2022 levels to counteract
stubborn inflation. Despite the Fed’s hawkish stance, the
labor market remains tight and the economy continues to
grow with gross domestic product in excess of 2%. The Fund
used interest rate futures to hedge duration in the period.
However, this did not cause the change to Net Assets from
Operations for the fiscal year to exceed 5%.
Q. How did we respond to these changing market
conditions?
A. The Fund entered the period with an equity weighting of
55.1% and a fixed income weighting of 44.7% (while holding
0.2% in cash equivalents). As interest rates rose during the period, the Fund took advantage of higher yield investment
opportunities within fixed income and ended the period with
a considerable shift in asset allocation. By period-end, equity allocation was 37.9% and fixed income allocation reached
60.6%, while cash equivalents comprised 1.5% of the Fund.
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a cumulative total return of +0.34%. In comparison,
the Fund’s primary benchmark, the Bloomberg U.S.
Aggregate Index, which measures the performance of
the investment-grade, U.S. dollar-denominated, fixed-rate
taxable bond market, posted a +0.36% cumulative total
return.
1
The Fund’s secondary benchmark, the blended
50% MSCI USA High Dividend Yield Index, 25% ICE BofA
U.S. Corporate & High Yield Index and 25% Bloomberg
U.S. Aggregate Bond Index (Blended Benchmark), which is
a combination of leading stock and bond indexes, posted
a +0.62% cumulative total return.
2
The MSCI USA High
Dividend Yield Index is designed to reflect the performance
of equities in the MSCI USA Index (excluding REITs) with
higher dividend income and quality characteristics than
average dividend yields that are both sustainable and
Portfolio Composition
10/31/23
% of Total Net
Assets
Corporate Bonds 54.8%
Common Stocks 27.6%
Equity-Linked Securities 8.9%
U.S. Government and Agency Securities 5.0%
Management Investment Companies 1.2%
Other 1.0%
Short-Term Investments & Other Net Assets 1.5%
1. Source: Morningstar.
2. Source: FactSet. The Blended Benchmark was calculated internally.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
48
.

Franklin Managed Income Fund

franklintempleton.com
Annual Report
persistent. The MSCI USA Index is designed to measure the
performance of the large- and mid-capitalization segments of the U.S. market. The ICE BofA U.S. Corporate & High Yield
Index tracks the performance of U.S. dollar-denominated
investment-grade corporate debt publicly issued in the U.S.
domestic market, and below investment grade, but not in
default, U.S. dollar-denominated corporate bonds publicly
issued in the U.S. domestic market and includes issues with
a credit rating of BBB or below, as rated by credit rating
agencies Moody’s and Standard & Poor’s. The Fund’s third
primary benchmark, the Standard & Poor’s
®
500 Index (S&P
500
®
), which is designed to measure total U.S. equity market
performance, posted a +10.14% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 21 .
The Fund was able to successfully meet its monthly
distributions under its managed distribution policy without
the return of capital and without an associated impact from
return of capital on the Fund’s net asset value per share.
The policy had no material impact on the Fund’s investment
strategy.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Q. What were the leading contributors to performance?
A. Fixed income holdings contributed the highest returns to
the Fund during the year, led by the health care, materials, and consumer discretionary sectors. Community Health
Systems and Bausch Health Companies performed best
within health care, while ArcelorMittal SA and Ford Motor
Company contributed the highest absolute performance
within the materials and consumer discretionary sectors,
respectively. British American Tobacco was also a top
performer within the consumer staples sector. At period-end, the Fund no longer held Bausch Health Companies. Within
the Fund’s equity allocation, the information technology (IT), materials, and communication services sectors performed
best. Broadcom and Microchip Technology contributed within
IT, while Rio Tinto added value within materials. JP Morgan
Chase & Co also aided returns within financials.
Q. What were the leading detractors from performance?
A. U.S. Treasuries detracted the most from performance
within the Fund’s fixed income allocation. Mauser Packaging
Solutions and Emergent BioSolutions also detracted within
the materials and health care sectors, respectively. The Fund no longer holds a position in Emergent BioSolutions, as of
the period-end on October 31, 2023. In terms of equities, the financials, health care, and energy sectors were the leading detractors. Bank of America and U.S. Bancorp hindered
returns within financials, while Bristol-Myers Squibb and
Chevron were the worst performers within the health care
and energy sectors, respectively.
Thank you for your continued participation in Franklin
Managed Income Fund. We look forward to serving your
future investment needs.
Edward D. Perks, CFA
Co-Lead Portfolio Manager
Brendan Circle, CFA
Co-Lead Portfolio Manager
Todd Brighton, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The
Top Five Fixed Income Holdings
10/31/23
Company
Industry , Country
% of Total
Net Assets
a a
U.S. Treasury Notes 2.8%
Financial Services , United States
U.S. Treasury Bonds 2.3%
Financial Services , United States
CHS/Community Health Systems, Inc. 1.3%
Health Care Providers & Services , United States
BAT Capital Corp. 1.2%
Tobacco , United Kingdom
Barclays plc 1.1%
Banks , United Kingdom
Top Five Equity Holdings
10/31/23
Company
Industry , Country
% of Total
Net Assets
a a
Chevron Corp. 2.0%
Oil, Gas & Consumable Fuels , United States
Union Pacific Corp. 1.5%
Ground Transportation , United States
Texas Instruments, Inc. 1.5%
Semiconductors & Semiconductor Equipment ,
United States
JPMorgan Chase & Co. 1.5%
Banks , United States
Home Depot, Inc. (The) 1.3%
Specialty Retail , United States

Franklin Managed Income Fund

franklintempleton.com
Annual Report
information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2023
Franklin Managed Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +0.34% -5.16%
5-Year +25.85% +3.53%
10-Year +62.27% +4.36%
Advisor
1-Year +0.60% +0.60%
5-Year +27.42% +4.97%
10-Year +66.55% +5.23%
Share Class
Distribution
Rate
5
30-Day
Standardized
Yield
6
A 4.64% 4.21%
Advisor 5.17% 4.71%
See page 24 for Performance Summary footnotes.

Franklin Managed Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 24 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/31/13–10/31/23)
Advisor Class
(10/31/13–10/31/23)

Franklin Managed Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Equity securities are subject to price fluctuation and possible loss of principal. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
The Fund is not guaranteed to achieve its investment goal nor is there any guarantee that the Fund will provide sufficient income at or through the investor's retirement. In addition, some of its distributions may be treated in part as a return of capital, which will decrease shareholders' cost basis in the Fund and affect the amount of any capital gain or loss that they realize when selling or exchanging Fund shares. The annual payout rate may be adjusted higher or lower from year to year and could vary substantially over time. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Investors who hold the Fund within a tax-advantaged retirement account should consult their tax advisors to discuss tax consequences of receiving cash distributions. In addition, use of the Fund or election of the option to receive distribution payments in cash may be restricted in certain retirement plans by the terms of the governing plan documents and/or the discretion of the plan administrator. Investors are strongly advised to consult with their financial advisor for assistance before selecting the appropriate Fund, based on their goals and personal situations, including time horizon, retirement income needs, risk tolerance, and tax bracket.
Net Asset Value
Share Class (Symbol) 10/31/23 10/31/22 Change
A (FBLAX) $11.25 $11.73 -$0.48
C (FBMCX) $11.13 $11.61 -$0.48
R (FBFQX) $11.28 $11.77 -$0.49
R6 (FBFRX) $11.28 $11.77 -$0.49
Advisor (FBFZX) $11.28 $11.76 -$0.48
Distributions
(11/1/22–10/31/23)
Share Class
Net Investment
Income
A $0.5448
C $0.4482
R $0.5164
R6 $0.5876
Advisor $0.5768
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.91% 0.92%
Advisor 0.66% 0.67%

Franklin Managed Income Fund
Performance Summary

franklintempleton.com
Annual Report
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/29/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Distribution rate is based on an annualization of the respective class’s October dividend and the maximum offering price (NAV for Advisor Class) per share on 10/31/23.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: FactSet. The Bloomberg U.S. Aggregate Index measures the performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and nonagency). The Blended Benchmark (50% MSCI USA High Dividend Yield Index, 25%
ICE BofA U.S. Corporate & High Yield Index and 25% Bloomberg U.S. Aggregate Bond Index) is a combination of leading stock and bond indexes. The MSCI USA High
Dividend Yield Index is based on the MSCI USA Index, its parent index, and includes large- and mid-capitalization stocks. The index is designed to reflect the performance of equities in the parent index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The ICE BofA U.S. Corporate & High Yield Index tracks the performance of U.S. dollar-denominated investment-grade corporate debt publicly issued in the U.S. domestic market, and below investment grade, but not in default, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market, and includes issues with a credit rating of BBB or below, as rated by credit rating agencies Moody's and S&P. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

Your Fund’s Expenses
Franklin Managed Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/23
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $936.10 $4.34 $1,020.72 $4.53 0.89%
C $1,000 $932.50 $7.99 $1,016.94 $8.34 1.64%
R $1,000 $934.40 $5.56 $1,019.46 $5.80 1.14%
R6 $1,000 $937.20 $2.83 $1,022.28 $2.96 0.58%
Advisor $1,000 $936.70 $3.12 $1,021.98 $3.26 0.64%

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
o
a
Year Ended October 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.43 $31.15 $27.11 $22.13 $20.65
Income from investment operations
a
:
Net investment income
b
......................... 0.18 0.14 0.19 0.22 0.21
Net realized and unrealized gains (losses) ........... (0.02) (5.47) 7.01 6.67 2.47
Total from investment operations .................... 0.16 (5.33) 7.20 6.89 2.68
Less distributions from:
Net investment income .......................... (0.16) (0.15) (0.23) (0.30) (0.45)
Net realized gains ............................. (1.53) (5.24) (2.93) (1.61) (0.75)
Total distributions ............................... (1.69) (5.39) (3.16) (1.91) (1.20)
Net asset value, end of year ....................... $18.90 $20.43 $31.15 $27.11 $22.13
Total return
c
................................... 0.62% (19.94)% 27.98% 33.49% 13.84%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.82% 0.83% 0.83% 0.83% 0.85%
Expenses net of waiver and payments by affiliates
d
...... 0.81% 0.83%
e
0.82% 0.83%
e
0.83%
Net investment income ........................... 0.91% 0.61% 0.64% 0.96% 0.97%
Supplemental data
Net assets, end of year (000’s) ..................... $901,820 $1,067,202 $1,621,832 $1,385,821 $1,169,928
Portfolio turnover rate ............................ 22.92% 6.64% 32.67% 32.46% 26.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a
Year Ended October 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.92 $30.53 $26.66 $21.77 $20.31
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.03 (0.03) (0.03) 0.05 0.04
Net realized and unrealized gains (losses) ........... (0.02) (5.34) 6.89 6.56 2.45
Total from investment operations .................... 0.01 (5.37) 6.86 6.61 2.49
Less distributions from:
Net investment income .......................... (0.02) — (0.06) (0.11) (0.28)
Net realized gains ............................. (1.53) (5.24) (2.93) (1.61) (0.75)
Total distributions ............................... (1.55) (5.24) (2.99) (1.72) (1.03)
Net asset value, end of year ....................... $18.38 $19.92 $30.53 $26.66 $21.77
Total return
c
................................... (0.16)% (20.53)% 27.04% 32.48% 13.03%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.57% 1.58% 1.57% 1.59% 1.60%
Expenses net of waiver and payments by affiliates
d
...... 1.56% 1.57% 1.57%
e
1.58% 1.58%
Net investment income (loss) ...................... 0.15% (0.15)% (0.10)% 0.21% 0.22%
Supplemental data
Net assets, end of year (000’s) ..................... $67,313 $100,936 $198,611 $233,295 $256,075
Portfolio turnover rate ............................ 22.92% 6.64% 32.67% 32.46% 26.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
a
Year Ended October 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.62 $31.39 $27.29 $22.28 $20.78
Income from investment operations
a
:
Net investment income
b
......................... 0.25 0.22 0.29 0.31 0.28
Net realized and unrealized gains (losses) ........... (0.03) (5.52) 7.07 6.69 2.50
Total from investment operations .................... 0.22 (5.30) 7.36 7.00 2.78
Less distributions from:
Net investment income .......................... (0.23) (0.23) (0.33) (0.38) (0.53)
Net realized gains ............................. (1.53) (5.24) (2.93) (1.61) (0.75)
Total distributions ............................... (1.76) (5.47) (3.26) (1.99) (1.28)
Net asset value, end of year ....................... $19.08 $20.62 $31.39 $27.29 $22.28
Total return .................................... 0.89% (19.65)% 28.43% 33.89% 14.26%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.51% 0.51% 0.53% 0.55% 0.54%
Expenses net of waiver and payments by affiliates
c
...... 0.49% 0.48% 0.50% 0.50% 0.49%
Net investment income ........................... 1.23% 0.95% 0.97% 1.30% 1.31%
Supplemental data
Net assets, end of year (000’s) ..................... $89,591 $95,418 $127,846 $113,642 $51,791
Portfolio turnover rate ............................ 22.92% 6.64% 32.67% 32.46% 26.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a
Year Ended October 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.43 $31.16 $27.11 $22.14 $20.65
Income from investment operations
a
:
Net investment income
b
......................... 0.23 0.20 0.26 0.28 0.26
Net realized and unrealized gains (losses) ........... (0.02) (5.48) 7.03 6.66 2.49
Total from investment operations .................... 0.21 (5.28) 7.29 6.94 2.75
Less distributions from:
Net investment income .......................... (0.21) (0.21) (0.31) (0.36) (0.51)
Net realized gains ............................. (1.53) (5.24) (2.93) (1.61) (0.75)
Total distributions ............................... (1.74) (5.45) (3.24) (1.97) (1.26)
Net asset value, end of year ....................... $18.90 $20.43 $31.16 $27.11 $22.14
Total return .................................... 0.87% (19.75)% 28.34% 33.80% 14.18%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.57% 0.58% 0.58% 0.58% 0.60%
Expenses net of waiver and payments by affiliates
c
...... 0.56% 0.58%
d
0.57% 0.58%
d
0.58%
Net investment income ........................... 1.16% 0.85% 0.89% 1.20% 1.22%
Supplemental data
Net assets, end of year (000’s) ..................... $1,474,802 $1,894,863 $3,355,546 $2,773,524 $2,379,435
Portfolio turnover rate ............................ 22.92% 6.64% 32.67% 32.46% 26.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2023
Franklin Convertible Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a a
Country Shares
a
Value
a a a a a a
Common Stocks 4.3%
Capital Markets 1.1%
KKR & Co., Inc. ....................................... United States 523,200 $ 28,985,280
Electric Utilities 3.2%
American Electric Power Co., Inc. ......................... United States 279,660 21,125,517
NextEra Energy, Inc. ................................... United States 554,360 32,319,187
a
PG&E Corp. ......................................... United States 1,619,947 26,405,136
79,849,840
Total Common Stocks (Cost $105,285,509) .....................................
108,835,120
Convertible Preferred Stocks 5.2%
Financial Services 2.4%
Apollo Global Management, Inc., 6.75% .................... United States 1,240,000 59,656,400
Machinery 1.0%
RBC Bearings, Inc., 5%, A ............................... United States 250,000 26,297,500
Multi-Utilities 1.8%
NiSource, Inc., 7.75% .................................. United States 450,000 45,670,500
Total Convertible Preferred Stocks (Cost $132,000,000) ..........................
131,624,400
Principal
Amount
*
Convertible Bonds 87.3%
Aerospace & Defense 1.9%
b
Axon Enterprise, Inc. , Senior Note , 144A, 0.5% , 12/15/27 ....... United States 45,000,000 48,532,500
Biotechnology 8.6%
Ascendis Pharma A/S , Senior Note , 2.25% , 4/01/28 ...........
Denmark 32,500,000 28,803,125
Insmed, Inc. , Senior Note , 0.75% , 6/01/28 ...................
United States 46,000,000 44,482,000
Intercept Pharmaceuticals, Inc. , Senior Note , 2% , 5/15/26 .......
United States 21,000,000 20,870,094
b
Mirum Pharmaceuticals, Inc. , Senior Note , 144A, 4% , 5/01/29 .... United States 16,500,000 19,274,062
Neurocrine Biosciences, Inc. , Senior Note , 2.25% , 5/15/24 ......
United States 44,750,000 66,006,250
PTC Therapeutics, Inc. , Senior Note , 1.5% , 9/15/26 ............
United States 48,000,000 38,112,000
217,547,531
Broadline Retail 4.4%
Etsy, Inc. , Senior Note , 0.125% , 9/01/27 ....................
United States 72,500,000 57,567,419
PDD Holdings, Inc. , Senior Note , Zero Cpn., 12/01/25 ..........
China 55,000,000 54,834,945
112,402,364
Communications Equipment 0.8%
b
Viavi Solutions, Inc. , Senior Note , 144A, 1.625% , 3/15/26 ....... United States 20,709,000 19,021,216
Construction & Engineering 1.5%
b
Fluor Corp. , Senior Note , 144A, 1.125% , 8/15/29 .............. United States 39,000,000 37,625,250
Consumer Staples Distribution & Retail 0.6%
b
Chefs' Warehouse, Inc. (The) , Senior Note , 144A, 2.375% , 12/15/28 United States 21,000,000 16,212,000
Electric Utilities 1.2%
b
Duke Energy Corp. , Senior Note , 144A, 4.125% , 4/15/26 ........ United States 30,500,000 29,773,181
Energy Equipment & Services 1.2%
Oil States International, Inc. , Senior Note , 4.75% , 4/01/26 .......
United States 28,000,000 29,440,429

Franklin Investors Securities Trust
Schedule of Investments
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Financial Services 5.1%
Block, Inc. ,
Senior Note, Zero Cpn., 5/01/26 ........................ United States 24,500,000 $ 20,457,500
Senior Note, 0.25%, 11/01/27 .......................... United States 45,000,000 33,862,500
b
Repay Holdings Corp. , Senior Note , 144A, Zero Cpn., 2/01/26 .... United States 19,000,000 15,229,469
Shift4 Payments, Inc. ,
Senior Note, Zero Cpn., 12/15/25 ....................... United States 36,000,000 32,400,000
Senior Note, 0.5%, 8/01/27 ............................ United States 35,000,000 27,507,693
129,457,162
Food Products 2.5%
b
Freshpet, Inc. , Senior Note , 144A, 3% , 4/01/28 ............... United States 27,000,000 28,923,750
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 ...............
United States 36,000,000 34,326,000
63,249,750
Ground Transportation 3.3%
Lyft, Inc. , Senior Note , 1.5% , 5/15/25 .......................
United States 61,000,000 55,937,000
Uber Technologies, Inc. , Senior Note , Zero Cpn., 12/15/25 ......
United States 30,000,000 27,413,293
83,350,293
Health Care Equipment & Supplies 6.7%
Dexcom, Inc. ,
Senior Note, 0.25%, 11/15/25 .......................... United States 31,000,000 29,450,000
b
Senior Note, 144A, 0.375%, 5/15/28 ..................... United States 32,250,000 28,509,000
Haemonetics Corp. , Senior Note , Zero Cpn., 3/01/26 ...........
United States 37,500,000 32,345,610
Insulet Corp. , Senior Note , 0.375% , 9/01/26 .................
United States 50,000,000 46,325,000
b
Integer Holdings Corp. , Senior Note , 144A, 2.125% , 2/15/28 ..... United States 30,000,000 33,052,718
169,682,328
Health Care Providers & Services 1.4%
Accolade, Inc. , Senior Note , 0.5% , 4/01/26 ..................
United States 19,000,000 15,020,524
Guardant Health, Inc. , Senior Note , Zero Cpn., 11/15/27 ........
United States 20,000,000 13,532,877
NeoGenomics, Inc. , Senior Note , 0.25% , 1/15/28 .............
United States 9,500,000 6,904,738
35,458,139
Hotel & Resort REITs 0.8%
Pebblebrook Hotel Trust , Senior Note , 1.75% , 12/15/26 .........
United States 26,000,000 20,607,909
Hotels, Restaurants & Leisure 2.8%
Booking Holdings, Inc. , Senior Note , 0.75% , 5/01/25 ...........
United States 19,000,000 29,048,392
Vail Resorts, Inc. , Senior Note , Zero Cpn., 1/01/26 ............
United States 48,000,000 41,970,000
71,018,392
Interactive Media & Services 2.4%
Snap, Inc. ,
Senior Note, Zero Cpn., 5/01/27 ........................ United States 41,000,000 30,770,500
Senior Note, 0.125%, 3/01/28 .......................... United States 43,000,000 29,347,500
60,118,000
IT Services 4.6%
Cloudflare, Inc. , Senior Note , Zero Cpn., 8/15/26 ..............
United States 66,200,000 55,508,700
Okta, Inc. , Senior Note , 0.125% , 9/01/25 ....................
United States 53,000,000 47,461,500

Franklin Investors Securities Trust
Schedule of Investments
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
IT Services (continued)
Wix.com Ltd. , Senior Note , Zero Cpn., 8/15/25 ...............
Israel 15,400,000 $ 13,613,600
116,583,800
Media 6.1%
Cable One, Inc. ,
Senior Note, Zero Cpn., 3/15/26 ........................ United States 48,750,000 39,999,375
Senior Note, 1.125%, 3/15/28 .......................... United States 36,250,000 26,951,875
b
Liberty Broadband Corp. , Senior Bond , 144A, 3.125% , 3/31/53 ... United States 62,000,000 61,808,275
b
Liberty Media Corp. , Senior Note , 144A, 3.75% , 3/15/28 ........ United States 23,000,000 25,116,000
153,875,525
Metals & Mining 2.6%
b
Ivanhoe Mines Ltd. , Senior Note , 144A, 2.5% , 4/15/26 .......... Canada 55,000,000 64,543,519
Multi-Utilities 2.5%
b
CenterPoint Energy, Inc. , Senior Note , 144A, 4.25% , 8/15/26 ..... United States 65,000,000 63,797,500
Pharmaceuticals 3.5%
Jazz Investments I Ltd. ,
Senior Note, 1.5%, 8/15/24 ............................ United States 34,750,000 33,559,812
Senior Note, 2%, 6/15/26 ............................. United States 35,000,000 35,525,000
Revance Therapeutics, Inc. , Senior Note , 1.75% , 2/15/27 .......
United States 27,000,000 20,340,187
89,424,999
Professional Services 1.4%
Upwork, Inc. , Senior Note , 0.25% , 8/15/26 ...................
United States 44,000,000 36,212,000
Real Estate Management & Development 1.2%
Zillow Group, Inc. , Senior Note , 2.75% , 5/15/25 ...............
United States 31,500,000 30,666,233
Semiconductors & Semiconductor Equipment 2.8%
MACOM Technology Solutions Holdings, Inc. , Senior Note , 0.25% ,
3/15/26 ........................................... United States 31,000,000 32,333,000
Wolfspeed, Inc. ,
Senior Note, 0.25%, 2/15/28 ........................... United States 29,900,000 18,672,550
b
Senior Note, 144A, 1.875%, 12/01/29 .................... United States 35,000,000 21,000,000
72,005,550
Software 11.9%
BILL Holdings, Inc. ,
Senior Note, Zero Cpn., 12/01/25 ....................... United States 37,500,000 35,671,875
Senior Note, Zero Cpn., 4/01/27 ........................ United States 37,000,000 29,600,000
BlackLine, Inc. , Senior Note , 0.125% , 8/01/24 ................
United States 9,500,000 9,232,517
Envestnet, Inc. ,
Senior Note, 0.75%, 8/15/25 ........................... United States 4,900,000 4,468,800
b
Senior Note, 144A, 2.625%, 12/01/27 .................... United States 47,500,000 40,850,000
Guidewire Software, Inc. , Senior Note , 1.25% , 3/15/25 .........
United States 44,000,000 44,374,000
HubSpot, Inc. , Senior Note , 0.375% , 6/01/25 .................
United States 37,500,000 58,668,750
Splunk, Inc. , Senior Note , 1.125% , 9/15/25 ..................
United States 22,500,000 24,221,250
Workiva, Inc. ,
Senior Note, 1.125%, 8/15/26 .......................... United States 7,000,000 8,624,000
b
Senior Note, 144A, 1.25%, 8/15/28 ...................... United States 49,000,000 44,565,500
300,276,692

Franklin Investors Securities Trust
Schedule of Investments
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Specialty Retail 5.5%
Burlington Stores, Inc. ,
Senior Note, 2.25%, 4/15/25 ........................... United States 13,000,000 $ 12,586,267
b
Senior Note, 144A, 1.25%, 12/15/27 ..................... United States 42,287,000 37,889,152
RealReal, Inc. (The) , Senior Note , 1% , 3/01/28 ...............
United States 30,000,000 12,150,000
RH , Senior Note , Zero Cpn., 9/15/24 .......................
United States 24,000,000 28,164,000
Wayfair, Inc. ,
Senior Note, 3.25%, 9/15/27 ........................... United States 47,250,000 45,478,125
b
Senior Note, 144A, 3.5%, 11/15/28 ...................... United States 3,450,000 4,014,075
140,281,619
Total Convertible Bonds (Cost $2,420,077,909) ..................................
2,211,163,881
Total Long Term Investments (Cost $2,657,363,418) .............................
2,451,623,401
a
Short Term Investments 3.1%
a a
Country Shares
a
Value
a a a
Money Market Funds 3.1%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 5.035% .... United States 79,626,510 79,626,510
Total Money Market Funds (Cost $79,626,510) ..................................
79,626,510
Total Short Term Investments (Cost $79,626,510 ) ................................
79,626,510
a
Total Investments (Cost $2,736,989,928) 99.9% ..................................
$2,531,249,911
Other Assets, less Liabilities 0.1% .............................................
2,276,951
Net Assets 100.0% ...........................................................
$2,533,526,862
a a a
See Abbreviations on page 81 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2023, the aggregate value of these securities was $639,737,167, representing 25.3% of net assets.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
a
Year Ended October 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.35 $33.10 $24.22 $26.23 $24.86
Income from investment operations
a
:
Net investment income
b
......................... 0.55 0.49 0.44 0.49 0.46
Net realized and unrealized gains (losses) ........... (0.57) (2.94) 9.26 (1.11) 2.49
Total from investment operations .................... (0.02) (2.45) 9.70 (0.62) 2.95
Less distributions from:
Net investment income .......................... (0.72) (0.63) (0.60) (0.63) (0.58)
Net realized gains ............................. (0.90) (1.67) (0.22) (0.76) (1.00)
Total distributions ............................... (1.62) (2.30) (0.82) (1.39) (1.58)
Net asset value, end of year ....................... $26.71 $28.35 $33.10 $24.22 $26.23
Total return
c
................................... (0.25)% (7.84)% 40.58% (2.43)% 12.73%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.83% 0.83% 0.85% 0.86% 0.86%
Expenses net of waiver and payments by affiliates
d
...... 0.82% 0.82% 0.85%
e
0.85% 0.85%
Net investment income ........................... 1.93% 1.64% 1.47% 1.98% 1.85%
Supplemental data
Net assets, end of year (000’s) ..................... $2,777,434 $2,841,036 $2,952,462 $1,953,985 $2,017,910
Portfolio turnover rate ............................ 29.01% 25.41% 25.49% 26.90% 23.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
a
Year Ended October 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.11 $32.83 $24.03 $26.01 $24.64
Income from investment operations
a
:
Net investment income
b
......................... 0.34 0.26 0.22 0.30 0.28
Net realized and unrealized gains (losses) ........... (0.56) (2.91) 9.17 (1.10) 2.47
Total from investment operations .................... (0.22) (2.65) 9.39 (0.80) 2.75
Less distributions from:
Net investment income .......................... (0.46) (0.40) (0.37) (0.42) (0.38)
Net realized gains ............................. (0.90) (1.67) (0.22) (0.76) (1.00)
Total distributions ............................... (1.36) (2.07) (0.59) (1.18) (1.38)
Net asset value, end of year ....................... $26.53 $28.11 $32.83 $24.03 $26.01
Total return
c
................................... (0.97)% (8.53)% 39.51% (3.19)% 11.91%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.58% 1.58% 1.60% 1.61% 1.61%
Expenses net of waiver and payments by affiliates
d
...... 1.57% 1.57% 1.60%
e
1.60% 1.60%
Net investment income ........................... 1.20% 0.89% 0.73% 1.23% 1.10%
Supplemental data
Net assets, end of year (000’s) ..................... $95,960 $181,548 $202,148 $161,707 $208,734
Portfolio turnover rate ............................ 29.01% 25.41% 25.49% 26.90% 23.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
a
Year Ended October 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.37 $33.12 $24.24 $26.23 $24.85
Income from investment operations
a
:
Net investment income
b
......................... 0.48 0.42 0.36 0.43 0.41
Net realized and unrealized gains (losses) ........... (0.57) (2.94) 9.27 (1.10) 2.49
Total from investment operations .................... (0.09) (2.52) 9.63 (0.67) 2.90
Less distributions from:
Net investment income .......................... (0.66) (0.56) (0.53) (0.56) (0.52)
Net realized gains ............................. (0.90) (1.67) (0.22) (0.76) (1.00)
Total distributions ............................... (1.56) (2.23) (0.75) (1.32) (1.52)
Net asset value, end of year ....................... $26.72 $28.37 $33.12 $24.24 $26.23
Total return .................................... (0.52)% (8.07)% 40.22% (2.62)% 12.50%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.08% 1.08% 1.09% 1.08% 1.09%
Expenses net of waiver and payments by affiliates
c
...... 1.07% 1.07% 1.09%
d
1.08%
d
1.08%
Net investment income ........................... 1.67% 1.40% 1.22% 1.75% 1.62%
Supplemental data
Net assets, end of year (000’s) ..................... $10,671 $9,580 $9,426 $5,795 $7,284
Portfolio turnover rate ............................ 29.01% 25.41% 25.49% 26.90% 23.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
a
Year Ended October 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.40 $33.17 $24.27 $26.29 $24.91
Income from investment operations
a
:
Net investment income
b
......................... 0.64 0.59 0.54 0.57 0.54
Net realized and unrealized gains (losses) ........... (0.55) (2.95) 9.27 (1.11) 2.50
Total from investment operations .................... 0.09 (2.36) 9.81 (0.54) 3.04
Less distributions from:
Net investment income .......................... (0.82) (0.74) (0.69) (0.72) (0.66)
Net realized gains ............................. (0.90) (1.67) (0.22) (0.76) (1.00)
Total distributions ............................... (1.72) (2.41) (0.91) (1.48) (1.66)
Net asset value, end of year ....................... $26.77 $28.40 $33.17 $24.27 $26.29
Total return .................................... 0.08% (7.53)% 41.02% (2.07)% 13.12%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.51% 0.51% 0.53% 0.52% 0.53%
Expenses net of waiver and payments by affiliates
c
...... 0.49% 0.49% 0.51% 0.51% 0.51%
Net investment income ........................... 2.26% 1.97% 1.80% 2.32% 2.19%
Supplemental data
Net assets, end of year (000’s) ..................... $149,692 $159,953 $150,328 $97,565 $96,406
Portfolio turnover rate ............................ 29.01% 25.41% 25.49% 26.90% 23.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
a
Year Ended October 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.40 $33.16 $24.26 $26.27 $24.90
Income from investment operations
a
:
Net investment income
b
......................... 0.62 0.56 0.51 0.55 0.50
Net realized and unrealized gains (losses) ........... (0.57) (2.94) 9.28 (1.11) 2.51
Total from investment operations .................... 0.05 (2.38) 9.79 (0.56) 3.01
Less distributions from:
Net investment income .......................... (0.79) (0.71) (0.67) (0.69) (0.64)
Net realized gains ............................. (0.90) (1.67) (0.22) (0.76) (1.00)
Total distributions ............................... (1.69) (2.38) (0.89) (1.45) (1.64)
Net asset value, end of year ....................... $26.76 $28.40 $33.16 $24.26 $26.27
Total return .................................... (—)%
c
(7.62)% 40.94% (2.18)% 13.04%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.58% 0.60% 0.61% 0.61%
Expenses net of waiver and payments by affiliates
c
...... 0.57% 0.57% 0.60%
d
0.60% 0.60%
Net investment income ........................... 2.18% 1.89% 1.70% 2.21% 2.10%
Supplemental data
Net assets, end of year (000’s) ..................... $329,595 $382,893 $378,891 $219,362 $173,739
Portfolio turnover rate ............................ 29.01% 25.41% 25.49% 26.90% 23.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Rounds to less than 0.01%.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2023
Franklin Equity Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
a a
Country Shares
a
Value
a a a a a a
Common Stocks 84.9%
Aerospace & Defense 2.7%
L3Harris Technologies, Inc. .............................. United States 80,000 $ 14,352,800
Lockheed Martin Corp. ................................. United States 15,500 7,046,920
RTX Corp. .......................................... United States 870,000 70,809,300
92,209,020
Air Freight & Logistics 2.0%
United Parcel Service, Inc., B ............................ United States 467,500 66,034,375
Banks 6.6%
Bank of America Corp. ................................. United States 2,565,000 67,562,100
JPMorgan Chase & Co. ................................. United States 1,027,500 142,884,150
Truist Financial Corp. .................................. United States 460,000 13,045,600
223,491,850
Beverages 3.7%
Coca-Cola Co. (The) ................................... United States 865,000 48,863,850
PepsiCo, Inc. ........................................ United States 455,000 74,292,400
123,156,250
Capital Markets 7.5%
Ares Management Corp., A .............................. United States 655,000 64,576,450
BlackRock, Inc. ....................................... United States 70,500 43,165,740
Blackstone, Inc. ...................................... United States 409,500 37,817,325
Morgan Stanley ....................................... United States 1,510,000 106,938,200
252,497,715
Chemicals 0.9%
BASF SE ........................................... Germany 475,000 21,946,324
Huntsman Corp. ...................................... United States 400,000 9,332,000
31,278,324
Commercial Services & Supplies 0.2%
Republic Services, Inc., A ............................... United States 50,000 7,424,500
Communications Equipment 2.3%
Cisco Systems, Inc. ................................... United States 1,470,000 76,631,100
Consumer Finance 0.2%
American Express Co. ................................. United States 55,000 8,031,650
Consumer Staples Distribution & Retail 2.7%
Target Corp. ......................................... United States 267,500 29,636,325
Walmart, Inc. ........................................ United States 365,000 59,644,650
89,280,975
Diversified Telecommunication Services 0.2%
TELUS Corp. ........................................ Canada 459,000 7,400,663
Electric Utilities 4.4%
Duke Energy Corp. .................................... United States 935,000 83,112,150
Evergy, Inc. .......................................... United States 475,000 23,341,500
NextEra Energy, Inc. ................................... United States 710,000 41,393,000
147,846,650
Electrical Equipment 2.4%
Eaton Corp. plc ....................................... United States 326,500 67,882,615
Emerson Electric Co. .................................. United States 160,000 14,235,200
82,117,815
Electronic Equipment, Instruments & Components 1.1%
TE Connectivity Ltd. ................................... United States 309,500 36,474,575

Franklin Investors Securities Trust
Schedule of Investments
Franklin Equity Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
40
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services 1.0%
Apollo Global Management, Inc. .......................... United States 450,000 $ 34,848,000
Food Products 1.0%
Mondelez International, Inc., A ............................ United States 497,500 32,939,475
Ground Transportation 0.7%
Norfolk Southern Corp. ................................. United States 125,000 23,848,750
Health Care Equipment & Supplies 3.9%
Becton Dickinson & Co. ................................. United States 148,500 37,537,830
a
Boston Scientific Corp. ................................. United States 725,000 37,112,750
Medtronic plc ........................................ United States 780,000 55,036,800
129,687,380
Health Care Providers & Services 4.4%
HCA Healthcare, Inc. ................................... United States 335,000 75,756,900
UnitedHealth Group, Inc. ................................ United States 135,000 72,300,600
148,057,500
Health Care REITs 0.8%
Healthpeak Properties, Inc. .............................. United States 595,000 9,252,250
Ventas, Inc. .......................................... United States 400,000 16,984,000
26,236,250
Hotels, Restaurants & Leisure 1.3%
McDonald's Corp. ..................................... United States 161,000 42,209,370
Household Products 3.1%
Procter & Gamble Co. (The) ............................. United States 705,000 105,771,150
Industrial REITs 0.4%
Prologis, Inc. ......................................... United States 145,000 14,608,750
Insurance 0.3%
Arthur J Gallagher & Co. ................................ United States 35,000 8,242,150
Interactive Media & Services 0.3%
a
Alphabet, Inc., A ...................................... United States 82,500 10,236,600
Life Sciences Tools & Services 2.0%
Danaher Corp. ....................................... United States 118,000 22,658,360
Thermo Fisher Scientific, Inc. ............................ United States 102,500 45,588,925
68,247,285
Machinery 1.1%
Caterpillar, Inc. ....................................... United States 95,000 21,474,750
Illinois Tool Works, Inc. ................................. United States 75,000 16,809,000
38,283,750
Media 1.3%
Comcast Corp., A ..................................... United States 1,035,000 42,735,150
Oil, Gas & Consumable Fuels 10.4%
Canadian Natural Resources Ltd. ......................... Canada 420,000 26,682,600
Chevron Corp. ....................................... United States 810,000 118,041,300
EOG Resources, Inc. .................................. United States 588,000 74,235,000
Shell plc, ADR ........................................ Netherlands 1,020,000 66,442,800
Suncor Energy, Inc. .................................... Canada 2,000,000 64,800,000
350,201,700
Pharmaceuticals 5.7%
AstraZeneca plc, ADR .................................. United Kingdom 677,500 42,838,325
Bristol-Myers Squibb Co. ................................ United States 325,000 16,747,250

Franklin Investors Securities Trust
Schedule of Investments
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
41
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Johnson & Johnson ................................... United States 775,000 $ 114,963,500
Pfizer, Inc. ........................................... United States 560,000 17,113,600
191,662,675
Residential REITs 1.3%
Mid-America Apartment Communities, Inc. .................. United States 360,000 42,534,000
Semiconductors & Semiconductor Equipment 3.6%
Broadcom, Inc. ....................................... United States 98,100 82,538,397
Texas Instruments, Inc. ................................. United States 267,500 37,987,675
120,526,072
Software 2.7%
Oracle Corp. ......................................... United States 865,000 89,441,000
Specialty Retail 2.1%
Lowe's Cos., Inc. ...................................... United States 127,000 24,202,390
Tractor Supply Co. .................................... United States 240,000 46,214,400
70,416,790
Trading Companies & Distributors 0.6%
United Rentals, Inc. .................................... United States 52,500 21,329,175
Total Common Stocks (Cost $2,195,874,200) ....................................
2,855,938,434
b
Equity-Linked Securities 9.5%
Banks 0.5%
c
UBS AG into Bank of America Corp., 144A, 7%, 11/22/23 ....... United States 677,000 18,270,400
Capital Markets 0.5%
c
Royal Bank of Canada into Blackstone, Inc., 144A, 9%, 8/30/24 ... United States 186,500 17,966,416
Chemicals 1.6%
c
Citigroup Global Markets Holdings, Inc. into Huntsman Corp., 144A,
8%, 5/09/24 ........................................ United States 894,000 21,720,993
c
Royal Bank of Canada into Linde plc, 144A, 6.5%, 11/29/23 ...... United States 83,500 32,198,511
53,919,504
Consumer Finance 0.7%
c
BofA Finance LLC into American Express Co., 144A, 7.25%, 2/12/24 United States 160,000 24,120,976
Energy Equipment & Services 0.6%
c
JPMorgan Chase Bank NA into Technip Energies NV, 144A, 6%,
7/19/24 ........................................... France 160,000 19,333,442
Health Care Equipment & Supplies 0.6%
c
Citigroup Global Markets Holdings, Inc. into Boston Scientific Corp.,
144A, 5.5%, 6/21/24 ................................. United States 385,000 19,979,972
Industrial REITs 0.6%
c
Barclays Bank plc into Prologis, Inc., 144A, 7.5%, 12/29/23 ...... United States 191,800 19,595,909
Interactive Media & Services 1.0%
c
Goldman Sachs International Bank into Alphabet, Inc., 144A, 6.25%,
3/28/24 ........................................... United States 279,500 33,014,584
Life Sciences Tools & Services 1.3%
c
Merrill Lynch International & Co. CV into Danaher Corp., 144A, 5.5%,
4/30/24 ........................................... United States 120,000 26,433,003
c
Royal Bank of Canada into Thermo Fisher Scientific, Inc., 144A,
5.5%, 10/09/24 ..................................... United States 36,000 16,690,589
43,123,592

Franklin Investors Securities Trust
Schedule of Investments
Franklin Equity Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
42
.
a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Machinery 0.7%
c
Citigroup Global Markets Holdings, Inc. into Caterpillar, Inc., 144A,
8%, 11/01/24 ....................................... United States 95,000 $ 22,474,136
Oil, Gas & Consumable Fuels 0.8%
c
BNP Paribas Issuance BV into Canadian Natural Resources Ltd.,
144A, 9.5%, 1/12/24 ................................. Canada 452,000 28,778,287
Trading Companies & Distributors 0.6%
c
Citigroup Global Markets Holdings, Inc. into United Rentals, Inc.,
144A, 9%, 9/27/24 ................................... United States 45,500 19,253,935
Total Equity-Linked Securities (Cost $330,860,713) ..............................
319,831,153
Convertible Preferred Stocks 2.2%
Electric Utilities 1.1%
NextEra Energy, Inc., 6.926% ............................ United States 962,500 36,132,250
Financial Services 1.1%
Apollo Global Management, Inc., 6.75% .................... United States 790,500 38,030,955
Total Convertible Preferred Stocks (Cost $84,781,851) ...........................
74,163,205
Total Long Term Investments (Cost $2,611,516,764) .............................
3,249,932,792
a
Short Term Investments 3.4%
a a
Country Shares
a
Value
a a a
Money Market Funds 3.4%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 5.035% .... United States 114,853,407 114,853,407
Total Money Market Funds (Cost $114,853,407) .................................
114,853,407
Total Short Term Investments (Cost $114,853,407 ) ...............................
114,853,407
a
Total Investments (Cost $2,726,370,171) 100.0% ................................
$3,364,786,199
Other Assets, less Liabilities (0.0) %
†
...........................................
(1,433,259)
Net Assets 100.0% ...........................................................
$3,363,352,940
a a a
See Abbreviations on page 81.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 1(d) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2023, the aggregate value of these securities was $319,831,153, representing 9.5% of net assets.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
43
a
Year Ended October 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.73 $13.83 $11.73 $12.80 $11.89
Income from investment operations
a
:
Net investment income
b
......................... 0.46 0.35 0.30 0.31 0.29
Net realized and unrealized gains (losses) ........... (0.40) (1.46) 2.36 (0.44) 1.17
Total from investment operations .................... 0.06 (1.11) 2.66 (0.13) 1.46
Less distributions from:
Net investment income .......................... (0.54) (0.50) (0.47) (0.46) (0.41)
Net realized gains ............................. — (0.49) (0.09) (0.48) (0.14)
Total distributions ............................... (0.54) (0.99) (0.56) (0.94) (0.55)
Net asset value, end of year ....................... $11.25 $11.73 $13.83 $11.73 $12.80
Total return
c
................................... 0.34% (8.52)% 23.01% (1.06)% 12.64%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.90% 0.91% 0.92% 0.93% 0.96%
Expenses net of waiver and payments by affiliates
d
...... 0.89% 0.90% 0.91% 0.91% 0.94%
Net investment income ........................... 3.78% 2.72% 2.27% 2.55% 2.36%
Supplemental data
Net assets, end of year (000’s) ..................... $2,844,145 $3,102,045 $3,523,379 $2,860,390 $2,966,899
Portfolio turnover rate ............................ 92.40% 75.02% 39.64% 64.69% 53.02%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
44
a
Year Ended October 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.61 $13.68 $11.61 $12.67 $11.78
Income from investment operations
a
:
Net investment income
b
......................... 0.36 0.25 0.20 0.22 0.20
Net realized and unrealized gains (losses) ........... (0.39) (1.43) 2.34 (0.43) 1.15
Total from investment operations .................... (0.03) (1.18) 2.54 (0.21) 1.35
Less distributions from:
Net investment income .......................... (0.45) (0.40) (0.38) (0.37) (0.32)
Net realized gains ............................. — (0.49) (0.09) (0.48) (0.14)
Total distributions ............................... (0.45) (0.89) (0.47) (0.85) (0.46)
Net asset value, end of year ....................... $11.13 $11.61 $13.68 $11.61 $12.67
Total return
c
................................... (0.46)% (9.15)% 22.07% (1.79)% 11.79%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.65% 1.66% 1.66% 1.68% 1.71%
Expenses net of waiver and payments by affiliates
d
...... 1.64% 1.65% 1.65% 1.66% 1.69%
Net investment income ........................... 3.01% 1.94% 1.54% 1.84% 1.61%
Supplemental data
Net assets, end of year (000’s) ..................... $115,185 $168,085 $259,206 $341,521 $491,751
Portfolio turnover rate ............................ 92.40% 75.02% 39.64% 64.69% 53.02%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
45
a
Year Ended October 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.77 $13.88 $11.76 $12.84 $11.92
Income from investment operations
a
:
Net investment income
b
......................... 0.43 0.32 0.27 0.28 0.26
Net realized and unrealized gains (losses) ........... (0.40) (1.47) 2.38 (0.45) 1.18
Total from investment operations .................... 0.03 (1.15) 2.65 (0.17) 1.44
Less distributions from:
Net investment income .......................... (0.52) (0.47) (0.44) (0.43) (0.38)
Net realized gains ............................. — (0.49) (0.09) (0.48) (0.14)
Total distributions ............................... (0.52) (0.96) (0.53) (0.91) (0.52)
Net asset value, end of year ....................... $11.28 $11.77 $13.88 $11.76 $12.84
Total return .................................... 0.02% (8.79)% 22.84% (1.38)% 12.43%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.15% 1.16% 1.16% 1.18% 1.21%
Expenses net of waiver and payments by affiliates
c
...... 1.14% 1.15% 1.15% 1.16% 1.19%
Net investment income ........................... 3.52% 2.47% 2.03% 2.33% 2.11%
Supplemental data
Net assets, end of year (000’s) ..................... $2,382 $2,976 $3,435 $3,093 $4,081
Portfolio turnover rate ............................ 92.40% 75.02% 39.64% 64.69% 53.02%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
46
`
a
Year Ended October 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.77 $13.88 $11.76 $12.85 $11.93
Income from investment operations
a
:
Net investment income
b
......................... 0.50 0.39 0.34 0.35 0.33
Net realized and unrealized gains (losses) ........... (0.40) (1.46) 2.39 (0.45) 1.18
Total from investment operations .................... 0.10 (1.07) 2.73 (0.10) 1.51
Less distributions from:
Net investment income .......................... (0.59) (0.55) (0.52) (0.51) (0.45)
Net realized gains ............................. — (0.49) (0.09) (0.48) (0.14)
Total distributions ............................... (0.59) (1.04) (0.61) (0.99) (0.59)
Net asset value, end of year ....................... $11.28 $11.77 $13.88 $11.76 $12.85
Total return .................................... 0.61% (8.23)% 23.52% (0.86)% 13.14%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.59% 0.60% 0.60% 0.60% 0.63%
Expenses net of waiver and payments by affiliates
c
...... 0.58% 0.59% 0.59% 0.58% 0.61%
Net investment income ........................... 4.10% 3.05% 2.59% 2.87% 2.69%
Supplemental data
Net assets, end of year (000’s) ..................... $174,925 $169,511 $184,084 $155,563 $159,877
Portfolio turnover rate ............................ 92.40% 75.02% 39.64% 64.69% 53.02%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
a
Year Ended October 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.76 $13.87 $11.76 $12.84 $11.92
Income from investment operations
a
:
Net investment income
b
......................... 0.49 0.38 0.34 0.34 0.32
Net realized and unrealized gains (losses) ........... (0.39) (1.46) 2.37 (0.44) 1.18
Total from investment operations .................... 0.10 (1.08) 2.71 (0.10) 1.50
Less distributions from:
Net investment income .......................... (0.58) (0.54) (0.51) (0.50) (0.44)
Net realized gains ............................. — (0.49) (0.09) (0.48) (0.14)
Total distributions ............................... (0.58) (1.03) (0.60) (0.98) (0.58)
Net asset value, end of year ....................... $11.28 $11.76 $13.87 $11.76 $12.84
Total return .................................... 0.60% (8.31)% 23.34% (0.86)% 12.96%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.65% 0.66% 0.67% 0.68% 0.71%
Expenses net of waiver and payments by affiliates
c
...... 0.64% 0.65% 0.66% 0.66% 0.69%
Net investment income ........................... 4.03% 2.98% 2.52% 2.79% 2.61%
Supplemental data
Net assets, end of year (000’s) ..................... $191,532 $203,346 $228,617 $166,947 $180,882
Portfolio turnover rate ............................ 92.40% 75.02% 39.64% 64.69% 53.02%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2023
Franklin Managed Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
48
a a
Country Shares
a
Value
a a a a a a
Common Stocks 27.6%
Aerospace & Defense 1.4%
Lockheed Martin Corp. ................................. United States 75,000 $ 34,098,000
RTX Corp. .......................................... United States 155,000 12,615,450
46,713,450
Banks 3.8%
Bank of America Corp. ................................. United States 1,300,000 34,242,000
Fifth Third Bancorp .................................... United States 600,000 14,226,000
JPMorgan Chase & Co. ................................. United States 350,000 48,671,000
Truist Financial Corp. .................................. United States 650,000 18,434,000
US Bancorp ......................................... United States 300,000 9,564,000
125,137,000
Beverages 0.7%
Coca-Cola Co. (The) ................................... United States 125,000 7,061,250
PepsiCo, Inc. ........................................ United States 100,000 16,328,000
23,389,250
Biotechnology 2.2%
AbbVie, Inc. ......................................... United States 250,000 35,295,000
a
Amgen, Inc. ......................................... United States 150,000 38,355,000
73,650,000
Capital Markets 1.9%
Charles Schwab Corp. (The) ............................. United States 200,000 10,408,000
a
Goldman Sachs Group, Inc. (The) ......................... United States 50,000 15,180,500
Morgan Stanley ....................................... United States 550,000 38,951,000
64,539,500
Chemicals 0.8%
Air Products and Chemicals, Inc. .......................... United States 43,000 12,144,920
LyondellBasell Industries NV, A ........................... United States 150,000 13,536,000
25,680,920
Consumer Staples Distribution & Retail 0.3%
Target Corp. ......................................... United States 100,000 11,079,000
Diversified Telecommunication Services 0.1%
Verizon Communications, Inc. ............................ United States 100,000 3,513,000
Electric Utilities 2.8%
Duke Energy Corp. .................................... United States 400,000 35,556,000
Edison International ................................... United States 350,000 22,071,000
Southern Co. (The) .................................... United States 500,000 33,650,000
91,277,000
Ground Transportation 0.9%
Union Pacific Corp. .................................... United States 150,000 31,141,500
Health Care Providers & Services 0.2%
CVS Health Corp. ..................................... United States 100,000 6,901,000
Household Products 0.9%
Procter & Gamble Co. (The) ............................. United States 200,000 30,006,000
Industrial Conglomerates 0.6%
Honeywell International, Inc. ............................. United States 100,000 18,326,000
IT Services 0.4%
b
International Business Machines Corp. ..................... United States 100,000 14,464,000

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
49
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media 0.1%
Comcast Corp., A ..................................... United States 100,000 $ 4,129,000
Metals & Mining 0.8%
Rio Tinto plc, ADR ..................................... Australia 400,000 25,736,000
Multi-Utilities 1.0%
DTE Energy Co. ...................................... United States 150,000 14,457,000
Sempra ............................................. United States 250,000 17,507,500
31,964,500
Oil, Gas & Consumable Fuels 2.9%
Chevron Corp. ....................................... United States 450,000 65,578,500
Exxon Mobil Corp. ..................................... United States 300,000 31,755,000
97,333,500
Pharmaceuticals 1.6%
AstraZeneca plc, ADR .................................. United Kingdom 350,000 22,130,500
Johnson & Johnson ................................... United States 200,000 29,668,000
51,798,500
Semiconductors & Semiconductor Equipment 2.4%
Analog Devices, Inc. ................................... United States 200,000 31,466,000
Texas Instruments, Inc. ................................. United States 350,000 49,703,500
81,169,500
Specialty Retail 1.3%
Home Depot, Inc. (The) ................................. United States 150,000 42,703,500
Tobacco 0.5%
Philip Morris International, Inc. ........................... United States 200,000 17,832,000
Total Common Stocks (Cost $801,123,108) .....................................
918,484,120
Management Investment Companies 1.2%
Capital Markets 1.2%
c
Franklin U.S. Low Volatility ETF ........................... United States 780,000 36,332,400
c
Western Asset Diversified Income Fund ..................... United States 250,905 3,116,240
39,448,640
Total Management Investment Companies (Cost $31,871,257) ....................
39,448,640
d
Equity-Linked Securities 8.9%
Aerospace & Defense 1.4%
e
BNP Paribas Issuance BV into Northrop Grumman Corp., 144A,
7.5%, 9/10/24 ...................................... United States 54,000 24,108,249
e
Merrill Lynch International & Co. CV into RTX Corp., 144A, 7.5%,
10/02/24 .......................................... United States 295,700 23,199,185
47,307,434
Air Freight & Logistics 0.6%
e
Merrill Lynch International & Co. CV into United Parcel Service, Inc.,
144A, 8.5%, 10/02/24 ................................. United States 143,650 20,813,430
Automobiles 0.2%
e
Barclays Bank plc into Ford Motor Co., 144A, 12%, 2/09/24 ...... United States 725,000 7,434,723
Banks 0.2%
e
Citigroup Global Markets Holdings, Inc. into Bank of America Corp.,
144A, 8%, 8/16/24 ................................... United States 200,000 5,586,173

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
50
a a
Country Shares
a
Value
a a a a a a
d
Equity-Linked Securities
(continued)
Broadline Retail 0.4%
e
Goldman Sachs International Bank into Amazon.com, Inc., 144A,
9%, 11/20/24 ....................................... United States 98,000 $ 11,968,180
Capital Markets 0.2%
e
UBS AG into Charles Schwab Corp. (The), 144A, 10%, 7/17/24 ... United States 150,000 7,916,886
Communications Equipment 1.0%
e
Mizuho Markets Cayman LP into Cisco Systems, Inc., 144A, 7.5%,
7/23/24 ........................................... United States 600,000 31,396,766
Consumer Staples Distribution & Retail 0.5%
e
Barclays Bank plc into Target Corp., 144A, 8.5%, 10/08/24 ...... United States 135,000 15,167,437
Electric Utilities 0.5%
e
Mizuho Markets Cayman LP into NextEra Energy, Inc., 144A, 8%,
3/19/24 ........................................... United States 275,000 16,514,111
Ground Transportation 0.6%
e
UBS AG into Union Pacific Corp., 144A, 8%, 3/13/24 ........... United States 100,000 20,728,973
Machinery 0.3%
e
National Bank of Canada into Cummins, Inc., 144A, 8.5%, 2/13/24 United States 45,000 10,094,835
Media 0.8%
e
Royal Bank of Canada into Comcast Corp., 144A, 8%, 7/12/24 ... United States 660,000 27,542,736
Oil, Gas & Consumable Fuels 0.3%
e
Citigroup Global Markets Holdings, Inc. into Exxon Mobil Corp.,
144A, 9.5%, 2/22/24 ................................. United States 100,000 10,871,551
Pharmaceuticals 0.9%
e
National Bank of Canada into Bristol-Myers Squibb Co., 144A, 8%,
9/05/24 ........................................... United States 530,000 28,904,302
Semiconductors & Semiconductor Equipment 0.3%
e
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
10%, 11/12/24 ...................................... United States 150,000 11,027,176
Software 0.7%
e
Societe Generale SA into Workday, Inc., 144A, 9%, 11/13/24 ..... United States 115,000 24,307,867
Total Equity-Linked Securities (Cost $308,421,274) ..............................
297,582,580
Convertible Preferred Stocks 0.6%
Electric Utilities 0.6%
NextEra Energy, Inc., 6.926% ............................ United States 500,000 18,770,000
Total Convertible Preferred Stocks (Cost $22,220,190) ...........................
18,770,000
Principal
Amount
*
Corporate Bonds 54.8%
Aerospace & Defense 1.0%
Boeing Co. (The) ,
Senior Bond, 3.2%, 3/01/29 ............................ United States 15,000,000 12,966,461
Senior Note, 5.04%, 5/01/27 ........................... United States 5,000,000 4,843,197
Senior Note, 5.15%, 5/01/30 ........................... United States 15,000,000 14,061,608
31,871,266
Automobiles 0.4%
f
General Motors Co. , Senior Bond , 5.6% , 10/15/32 ............. United States 15,000,000 13,702,605

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
51
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks 5.6%
Bank of America Corp. ,
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 ... United States 20,000,000 $ 17,810,750
Senior Bond, 5.872% to 9/14/33, FRN thereafter, 9/15/34 ..... United States 15,000,000 14,130,974
Barclays plc ,
Senior Bond, 4.337%, 1/10/28 .......................... United Kingdom 15,000,000 13,715,326
Senior Bond, 5.746% to 8/08/32, FRN thereafter, 8/09/33 ..... United Kingdom 10,000,000 8,979,654
Senior Note, 7.385% to 11/01/27, FRN thereafter, 11/02/28 .... United Kingdom 15,000,000 15,169,454
Citigroup, Inc. ,
Senior Bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28 ..... United States 20,000,000 18,124,860
Senior Bond, 6.27% to 11/16/32, FRN thereafter, 11/17/33 ..... United States 10,000,000 9,713,765
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN thereafter ,
7/27/29 ........................................... United States 10,000,000 9,689,344
JPMorgan Chase & Co. , Senior Bond , 6.254% to 10/22/33, FRN
thereafter , 10/23/34 .................................. United States 10,000,000 9,869,104
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037% to
10/27/32, FRN thereafter , 10/28/33 ....................... United States 10,000,000 9,421,320
Truist Bank , Sub. Bond , 2.636% to 9/16/24, FRN thereafter , 9/17/29
United States 10,000,000 9,227,594
Truist Financial Corp. , Senior Bond , 5.122% to 1/25/33, FRN
thereafter , 1/26/34 ................................... United States 10,000,000 8,584,171
US Bancorp ,
Senior Bond, 5.85% to 10/20/32, FRN thereafter, 10/21/33 .... United States 10,000,000 9,191,337
Senior Note, 4.548% to 7/21/27, FRN thereafter, 7/22/28 ...... United States 10,000,000 9,285,669
Wells Fargo & Co. , Senior Bond , 5.389% to 4/23/33, FRN thereafter ,
4/24/34 ........................................... United States 25,000,000 22,642,849
185,556,171
Biotechnology 1.1%
AbbVie, Inc. ,
Senior Bond, 4.55%, 3/15/35 ........................... United States 15,000,000 13,194,629
Senior Bond, 4.5%, 5/14/35 ............................ United States 10,000,000 8,740,515
Amgen, Inc. , Senior Bond , 5.25% , 3/02/33 ...................
United States 15,000,000 13,996,244
35,931,388
Broadline Retail 0.3%
Amazon.com, Inc. , Senior Bond , 3.6% , 4/13/32 ...............
United States 10,000,000 8,686,769
Capital Markets 2.0%
Charles Schwab Corp. (The) , Senior Bond , 5.853% to 5/18/33, FRN
thereafter , 5/19/34 ................................... United States 10,000,000 9,176,654
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 2.65% to 10/20/31, FRN thereafter, 10/21/32 .... United States 15,000,000 11,282,798
Senior Bond, 6.561% to 10/23/33, FRN thereafter, 10/24/34 ... United States 10,000,000 9,943,940
Morgan Stanley ,
Senior Bond, 2.699% to 1/21/30, FRN thereafter, 1/22/31 ..... United States 10,000,000 8,037,645
Senior Bond, 6.342% to 10/17/32, FRN thereafter, 10/18/33 ... United States 15,000,000 14,710,625
Senior Bond, 5.424% to 7/20/33, FRN thereafter, 7/21/34 ..... United States 15,000,000 13,695,342
66,847,004
Chemicals 2.1%
Celanese US Holdings LLC , Senior Note , 6.33% , 7/15/29 .......
United States 20,000,000 19,288,642
f
Dow Chemical Co. (The) , Senior Bond , 6.3% , 3/15/33 .......... United States 10,000,000 10,051,480
DuPont de Nemours, Inc. , Senior Note , 4.493% , 11/15/25 .......
United States 10,000,000 9,747,396
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .......
United States 20,000,000 17,901,219
e
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A, 4.875% ,
5/01/28 ........................................... United States 15,000,000 12,969,183
69,957,920

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
52
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment 0.2%
e
CommScope, Inc. , Senior Secured Note , 144A, 6% , 3/01/26 ..... United States 10,000,000 $ 8,413,304
Consumer Finance 3.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Bond , 3.3% , 1/30/32 ................................. Ireland 20,000,000 15,491,608
Capital One Financial Corp. ,
Senior Bond, 5.268% to 5/09/32, FRN thereafter, 5/10/33 ..... United States 10,000,000 8,557,702
Senior Note, 6.312% to 6/07/28, FRN thereafter, 6/08/29 ...... United States 10,000,000 9,578,173
Senior Note, 3.273% to 2/28/29, FRN thereafter, 3/01/30 ...... United States 15,000,000 12,305,360
Ford Motor Credit Co. LLC ,
Senior Note, 7.35%, 11/04/27 .......................... United States 15,000,000 15,220,094
Senior Note, 3.625%, 6/17/31 .......................... United States 15,000,000 11,865,754
General Motors Financial Co., Inc. ,
Senior Bond, 3.6%, 6/21/30 ............................ United States 20,000,000 16,512,787
f
Senior Bond, 6.4%, 1/09/33 ............................ United States 10,000,000 9,584,783
99,116,261
Consumer Staples Distribution & Retail 0.3%
Target Corp. , Senior Bond , 4.5% , 9/15/32 ...................
United States 10,000,000 9,077,210
Containers & Packaging 0.6%
e
Mauser Packaging Solutions Holding Co. , Senior Secured Note ,
144A, 7.875% , 8/15/26 ................................ United States 20,000,000 18,752,379
Diversified REITs 0.5%
e
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A, 4.625% ,
12/01/29 .......................................... United States 20,000,000 17,318,406
Diversified Telecommunication Services 0.6%
Verizon Communications, Inc. , Senior Note , 2.355% , 3/15/32 ....
United States 25,000,000 18,703,279
Electric Utilities 3.2%
Edison International , Senior Note , 6.95% , 11/15/29 ............
United States 20,000,000 20,344,639
e
NRG Energy, Inc. , Senior Secured Bond , 144A, 7% , 3/15/33 ..... United States 10,000,000 9,463,906
Pacific Gas and Electric Co. ,
Senior Bond, 4.55%, 7/01/30 ........................... United States 25,000,000 21,650,118
Senior Bond, 6.15%, 1/15/33 ........................... United States 10,000,000 9,211,002
Southern Co. (The) , Senior Bond , 5.7% , 10/15/32 .............
United States 15,000,000 14,383,381
e
Vistra Operations Co. LLC , Senior Secured Bond , 144A, 4.3% ,
7/15/29 ........................................... United States 36,000,000 31,344,611
106,397,657
Electrical Equipment 0.6%
e
Regal Rexnord Corp. , Senior Note , 144A, 6.05% , 4/15/28 ....... United States 20,000,000 19,139,937
Electronic Equipment, Instruments & Components 1.3%
Flex Ltd. ,
Senior Bond, 4.875%, 5/12/30 .......................... United States 20,000,000 18,167,485
Senior Note, 6%, 1/15/28 ............................. United States 10,000,000 9,902,847
Jabil, Inc. , Senior Bond , 3% , 1/15/31 .......................
United States 20,000,000 15,852,641
43,922,973
Entertainment 0.8%
Netflix, Inc. , Senior Bond , 4.875% , 4/15/28 ..................
United States 10,000,000 9,643,064
Warnermedia Holdings, Inc. , Senior Note , 4.279% , 3/15/32 ......
United States 20,000,000 16,590,296
26,233,360
Financial Services 0.5%
Fiserv, Inc. , Senior Bond , 3.5% , 7/01/29 ....................
United States 20,000,000 17,550,622

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
53
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products 1.3%
e
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL ,
Senior Bond , 144A, 6.75% , 3/15/34 ...................... United States 15,000,000 $ 14,066,700
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note, 5.5%, 1/15/30 ............................ United States 10,000,000 9,144,986
Senior Note, 3.75%, 12/01/31 .......................... United States 5,000,000 3,889,659
Pilgrim's Pride Corp. , Senior Note , 4.25% , 4/15/31 ............
United States 21,000,000 17,320,384
44,421,729
Ground Transportation 0.9%
e
Ashtead Capital, Inc. ,
Senior Bond, 144A, 5.5%, 8/11/32 ....................... United Kingdom 15,000,000 13,430,867
Senior Bond, 144A, 5.95%, 10/15/33 ..................... United Kingdom 10,000,000 9,129,342
Union Pacific Corp. , Senior Bond , 4.5% , 1/20/33 ..............
United States 10,000,000 9,059,747
31,619,956
Health Care Equipment & Supplies 1.1%
Edwards Lifesciences Corp. , Senior Bond , 4.3% , 6/15/28 .......
United States 9,700,000 9,092,841
GE HealthCare Technologies, Inc. , WI , Senior Note , 5.905% ,
11/22/32 .......................................... United States 15,000,000 14,526,137
e
Medline Borrower LP , Senior Secured Note , 144A, 3.875% , 4/01/29 United States 15,000,000 12,679,510
36,298,488
Health Care Providers & Services 5.3%
Centene Corp. , Senior Note , 4.625% , 12/15/29 ...............
United States 25,000,000 22,353,519
e
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 11,435,000 4,443,070
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 20,000,000 18,308,513
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 15,000,000 12,198,430
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 10,000,000 8,492,350
CVS Health Corp. ,
Senior Bond, 3.25%, 8/15/29 ........................... United States 15,000,000 12,964,686
Senior Bond, 3.75%, 4/01/30 ........................... United States 10,000,000 8,703,509
e
DaVita, Inc. ,
Senior Bond, 144A, 3.75%, 2/15/31 ...................... United States 10,500,000 7,556,539
Senior Note, 144A, 4.625%, 6/01/30 ..................... United States 16,000,000 12,552,323
e
Fresenius Medical Care US Finance III, Inc. , Senior Bond , 144A, 3% ,
12/01/31 .......................................... Germany 20,000,000 13,926,241
HCA, Inc. ,
Senior Bond, 4.125%, 6/15/29 .......................... United States 10,000,000 8,878,420
Senior Bond, 5.5%, 6/01/33 ............................ United States 15,000,000 13,691,436
Humana, Inc. , Senior Bond , 5.875% , 3/01/33 .................
United States 15,000,000 14,553,038
Tenet Healthcare Corp. ,
Senior Note, 6.125%, 10/01/28 ......................... United States 10,000,000 9,283,800
Senior Secured Note, 4.375%, 1/15/30 ................... United States 10,000,000 8,467,727
176,373,601
Health Care REITs 0.5%
Healthpeak OP LLC , Senior Note , 5.25% , 12/15/32 ............
United States 20,000,000 18,123,493
Hotels, Restaurants & Leisure 2.2%
e
Carnival Corp. , Senior Note , 144A, 5.75% , 3/01/27 ............ United States 20,000,000 17,870,740
Expedia Group, Inc. ,
Senior Bond, 3.8%, 2/15/28 ............................ United States 15,000,000 13,582,800
Senior Note, 5%, 2/15/26 ............................. United States 10,000,000 9,777,302

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
54
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
Starbucks Corp. , Senior Bond , 2.55% , 11/15/30 ...............
United States 10,000,000 $ 8,069,924
e
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Note ,
144A, 5.25% , 5/15/27 ................................. United States 25,000,000 23,117,985
72,418,751
Household Durables 0.3%
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .......
United States 10,000,000 9,189,717
Insurance 1.3%
Brown & Brown, Inc. , Senior Bond , 2.375% , 3/15/31 ...........
United States 31,000,000 23,269,853
e
Five Corners Funding Trust III , Senior Note , 144A, 5.791% , 2/15/33 United States 10,000,000 9,462,283
MetLife, Inc. , Junior Sub. Bond , 6.4% , 12/15/36 ...............
United States 10,000,000 9,393,364
42,125,500
Interactive Media & Services 0.3%
Meta Platforms, Inc. , Senior Note , 3.85% , 8/15/32 .............
United States 10,000,000 8,695,277
Machinery 0.6%
Ingersoll Rand, Inc. , Senior Bond , 5.7% , 8/14/33 ..............
United States 20,000,000 18,906,848
Metals & Mining 2.3%
e
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 . United States 15,000,000 13,081,615
ArcelorMittal SA ,
Senior Bond, 4.25%, 7/16/29 ........................... Luxembourg 7,700,000 6,939,363
Senior Note, 6.55%, 11/29/27 .......................... Luxembourg 25,000,000 25,126,676
Freeport-McMoRan, Inc. , Senior Bond , 4.625% , 8/01/30 ........
United States 20,000,000 17,643,004
e
Glencore Funding LLC , Senior Bond , 144A, 4.875% , 3/12/29 ..... Australia 15,000,000 14,025,702
76,816,360
Multi-Utilities 0.8%
Dominion Energy, Inc. , A , Senior Note , 4.35% , 8/15/32 .........
United States 15,000,000 12,993,295
Sempra , Senior Bond , 5.5% , 8/01/33 .......................
United States 15,000,000 13,959,073
26,952,368
Oil, Gas & Consumable Fuels 2.5%
BP Capital Markets America, Inc. , Senior Bond , 3.633% , 4/06/30 ..
United States 10,000,000 8,836,792
e
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/25 ........................ United States 15,000,000 15,054,538
Cheniere Corpus Christi Holdings LLC , Senior Secured Note , 3.7% ,
11/15/29 .......................................... United States 10,000,000 8,716,941
Energy Transfer LP , Senior Bond , 5.75% , 2/15/33 .............
United States 15,000,000 14,072,910
Occidental Petroleum Corp. , Senior Note , 6.375% , 9/01/28 ......
United States 10,000,000 10,072,957
Williams Cos., Inc. (The) ,
Senior Bond, 4.65%, 8/15/32 ........................... United States 10,000,000 8,816,741
Senior Bond, 5.65%, 3/15/33 ........................... United States 20,000,000 18,879,840
84,450,719
Passenger Airlines 1.0%
e
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 25,000,000 23,510,215
e
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 11,250,000 11,122,286
34,632,501
Personal Care Products 0.6%
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .........
United States 25,000,000 20,839,121

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
55
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals 0.9%
Royalty Pharma plc , Senior Bond , 2.15% , 9/02/31 .............
United States 20,000,000 $ 14,694,933
Viatris , Inc. , Senior Note , 2.7% , 6/22/30 .....................
United States 20,000,000 15,366,386
30,061,319
Semiconductors & Semiconductor Equipment 1.7%
Broadcom, Inc. ,
Senior Bond, 4.3%, 11/15/32 ........................... United States 20,000,000 17,027,692
e
Senior Bond, 144A, 3.469%, 4/15/34 ..................... United States 20,000,000 15,245,172
Microchip Technology, Inc. , Senior Note , 4.25% , 9/01/25 ........
United States 5,000,000 4,823,357
Micron Technology, Inc. ,
Senior Bond, 4.663%, 2/15/30 .......................... United States 15,000,000 13,448,135
Senior Bond, 5.875%, 2/09/33 .......................... United States 5,000,000 4,653,815
55,198,171
Software 1.2%
Oracle Corp. ,
Senior Bond, 6.25%, 11/09/32 .......................... United States 10,000,000 9,910,603
Senior Bond, 3.9%, 5/15/35 ............................ United States 20,000,000 15,761,772
Workday, Inc. , Senior Note , 3.5% , 4/01/27 ...................
United States 15,000,000 13,931,142
39,603,517
Specialized REITs 0.9%
American Tower Corp. ,
Senior Bond, 3.8%, 8/15/29 ............................ United States 15,000,000 13,138,218
Senior Bond, 5.9%, 11/15/33 ........................... United States 10,000,000 9,450,192
Crown Castle, Inc. , Senior Bond , 5.1% , 5/01/33 ...............
United States 10,000,000 8,888,936
31,477,346
Specialty Retail 0.8%
Lowe's Cos., Inc. , Senior Bond , 5% , 4/15/33 .................
United States 30,000,000 27,306,505
Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc. , Senior Bond , 3.35% , 8/08/32 ....................
United States 10,000,000 8,589,524
HP, Inc. ,
Senior Bond, 5.5%, 1/15/33 ............................ United States 15,000,000 13,777,474
Senior Note, 2.65%, 6/17/31 ........................... United States 10,000,000 7,635,674
30,002,672
Tobacco 1.8%
Altria Group, Inc. , Senior Bond , 2.45% , 2/04/32 ...............
United States 15,000,000 10,953,588
BAT Capital Corp. ,
Senior Bond, 4.742%, 3/16/32 .......................... United Kingdom 15,000,000 12,896,411
Senior Bond, 7.75%, 10/19/32 .......................... United Kingdom 25,000,000 25,668,720
Philip Morris International, Inc. , Senior Note , 5.125% , 2/15/30 ....
United States 10,000,000 9,423,931
58,942,650
Trading Companies & Distributors 0.6%
e
United Rentals North America, Inc. , Senior Secured Note , 144A, 6% ,
12/15/29 .......................................... United States 22,500,000 21,666,089

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
56
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services 0.9%
Sprint LLC , Senior Note , 7.625% , 2/15/25 ...................
United States 10,000,000 $ 10,150,260
e
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Note , 144A, 4.738% ,
3/20/25 ........................................... United States 2,812,500 2,781,096
T-Mobile USA, Inc. , Senior Bond , 3.5% , 4/15/31 ..............
United States 20,000,000 16,616,252
29,547,608
Total Corporate Bonds (Cost $1,884,382,004) ...................................
1,822,848,817
U.S. Government and Agency Securities 5.0%
U.S. Treasury Bonds , 4.125%, 8/15/53 .....................
United States 87,500,000 74,867,187
U.S. Treasury Notes ,
4.125%, 8/31/30 ..................................... United States 40,000,000 38,162,500
3.875%, 8/15/33 ..................................... United States 60,000,000 55,232,813
Total U.S. Government and Agency Securities (Cost $179,963,188) ................
168,262,500
Asset-Backed Securities 0.4%
Passenger Airlines 0.4%
United Airlines Pass-Through Trust ,
2020-1, A, 5.875%, 10/15/27 ........................... United States 6,469,833 6,377,515
2020-1, B, 4.875%, 7/15/27 ............................ United States 7,296,000 6,996,842
13,374,357
a a a a a a
Total Asset-Backed Securities (Cost $13,765,833) ...............................
13,374,357
Mortgage-Backed Securities 0.0%
†
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%
†
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 1,027,137 907,996
Total Mortgage-Backed Securities (Cost $1,088,123) .............................
907,996
Total Long Term Investments (Cost $3,242,834,977) .............................
3,279,679,010
a
Short Term Investments 0.5%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.5%
c,g
Institutional Fiduciary Trust - Money Market Portfolio, 5.035% .... United States 17,699,568 17,699,568
Total Money Market Funds (Cost $17,699,568) ..................................
17,699,568
Total Short Term Investments (Cost $17,699,568 ) ................................
17,699,568
a
Total Investments (Cost $3,260,534,545) 99.0% ..................................
$3,297,378,578
Options Written (0.0)%
†
......................................................
(16,000)
Other Assets, less Liabilities 1.0% .............................................
30,806,477
Net Assets 100.0% ...........................................................
$3,328,169,055
a a a

Franklin Investors Securities Trust
Schedule of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
57
At October 31, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).
See Abbreviations on page 81 .
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a
h
Options Written (0.0)%
†
Calls - Exchange-Traded
Equity Options
Amgen, Inc., November Strike Price $290.00, Expires 11/17/23 ... 1,500 38,355,000 $ (15,000)
Goldman Sachs Group, Inc. (The), November Strike Price $365.00,
Expires 11/17/23 .................................... 500 15,180,500 (1,000)
(16,000)
Total Options Written (Premiums received $1,285,346) ...........................
$ (16,000)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is held in connection with written option contracts open at year end.
b
Non-income producing.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
See Note 1(d) regarding equity-linked securities.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2023, the aggregate value of these securities was $708,705,912, representing 21.3% of net assets.
f
A portion or all of the security is on loan at October 31, 2023. See Note 1(e).
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(c) regarding written options.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 1,000 $ 106,171,875 12/19/23 $ (5,179,835)
U.S. Treasury Ultra Bonds ...................... Long 750 84,421,875 12/19/23 (13,274,089)
Total Futures Contracts ...................................................................... $(18,453,924)
*
As of period end.

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
October 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
58
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $2,657,363,418 $2,611,516,764 $3,210,963,720
Cost - Controlled affiliates (Note 3f) .......................... — — 28,553,850
Cost - Non-controlled affiliates (Not e 3f) ...................... 79,626,510 114,853,407 21,016,975
Value - Unaffiliated issuers (Includes securities loaned of $—, $— and
$8,499,937, respectively) ................................. $2,451,623,401 $3,249,932,792 $3,240,230,370
Value - Controlled affiliates (Note 3f) ......................... — — 36,332,400
Value - Non-controlled affiliates (Not e 3f) ...................... 79,626,510 114,853,407 20,815,808
Cash .................................................. — 981,236 311,612
Receivables:
Investment securities sold ................................. — 11,715,589 —
Capital shares sold ...................................... 954,257 907,743 2,569,784
Dividends and interest ................................... 6,701,193 4,124,667 28,198,668
European Union tax reclaims (Note 1 f ) ....................... — 487,557 1,236,496
Deposits with brokers for:
Futures contracts ...................................... — — 6,500,000
Variation margin on futures contracts ......................... — — 117,193
Total assets ........................................ 2,538,905,361 3,383,002,991 3,336,312,331
Liabilities:
Payables:
Investment securities purchased ............................ — 14,678,653 —
Capital shares redeemed ................................. 3,135,708 2,079,183 5,074,792
Management fees ....................................... 973,539 1,274,659 1,577,230
Distribution fees ........................................ 255,453 695,223 719,511
Transfer agent fees ...................................... 826,851 744,799 542,588
Trustees' fees and expenses ............................... 1,900 307 1,076
Options written, at value (premiums received $–, $– and $1,285,346, respectively) ............................................ — — 16,000
Accrued expenses and other liabilities ......................... 185,048 177,227 212,079
Total liabilities ....................................... 5,378,499 19,650,051 8,143,276
Net assets, at value ............................... $2,533,526,862 $3,363,352,940 $3,328,169,055
Net assets consist of:
Paid-in capital ........................................... $2,702,481,065 $2,663,114,819 $3,322,414,403
Total distributable earnings (losses) ........................... (168,954,203) 700,238,121 5,754,652
Net assets, at value ............................... $2,533,526,862 $3,363,352,940 $3,328,169,055

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
59
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Class A:
Net assets, at value ..................................... $901,820,431 $2,777,433,960 $2,844,145,162
Shares outstanding ...................................... 47,722,602 103,987,764 252,871,695
Net asset value per share
a
................................ $18.90 $26.71 $11.25
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $20.00 $28.26 $11.90
Class C:
Net assets, at value ..................................... $67,312,964 $95,959,921 $115,184,726
Shares outstanding ...................................... 3,662,920 3,617,703 10,351,556
Net asset value and maximum offering price per share
a
........... $18.38 $26.53 $11.13
Class R:
Net assets, at value ..................................... $— $10,671,428 $2,382,384
Shares outstanding ...................................... — 399,339 211,114
Net asset value and maximum offering price per share ........... $— $26.72 $11.28
Class R6:
Net assets, at value ..................................... $89,591,206 $149,692,325 $174,925,252
Shares outstanding ...................................... 4,694,662 5,591,564 15,507,752
Net asset value and maximum offering price per share ........... $19.08 $26.77 $11.28
Advisor Class:
Net assets, at value ..................................... $1,474,802,261 $329,595,306 $191,531,531
Shares outstanding ...................................... 78,040,220 12,316,831 16,984,021
Net asset value and maximum offering price per share ........... $18.90 $26.76 $11.28
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
for the year ended October 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
60
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Investment income:
Dividends: (net of foreign taxes of $–, $1,045,636 and $–, respectively)
Unaffiliated issuers ...................................... $14,506,321 $94,683,585 $38,827,624
Controlled affiliates (Note 3f) ............................... — — 635,106
Non-controlled affiliates (Not e 3f) ........................... 7,071,377 5,725,132 2,725,168
Interest:
Unaffiliated issuers ...................................... 27,734,025 713 130,252,771
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 59,506 324 16,964
Non-controlled affiliates (Not e 3f) ........................... 181,602 205 186,391
Other income (Note 1 f ) ..................................... — 4,186 566,191
Total investment income ................................. 49,552,831 100,414,145 173,210,215
Expenses:
Management fees (Note 3 a ) ................................. 13,176,437 16,752,161 20,350,037
Distribution fees: (Note 3c )
    Class A .............................................. 2,534,975 7,327,311 7,888,868
    Class C .............................................. 858,760 1,730,000 1,486,393
    Class R .............................................. — 53,085 15,344
Transfer agent fees: (Note 3e )
    Class A .............................................. 1,014,343 3,199,327 2,846,401
    Class C .............................................. 86,620 188,105 134,521
    Class R .............................................. — 11,595 2,767
    Class R6 ............................................. 39,113 53,557 49,861
    Advisor Class .......................................... 1,700,141 406,133 195,320
Custodian fees (Note 4 ) .................................... 6,809 30,261 8,467
Reports to shareholders fees ................................ 38,692 160,213 85,386
Registration and filing fees .................................. 130,660 200,482 171,799
Professional fees ......................................... 82,290 69,573 75,893
Trustees' fees and expenses ................................ 37,680 44,718 46,484
Interest expense ......................................... — — 6,453
Other .................................................. 75,944 89,073 127,298
Total expenses ....................................... 19,782,464 30,315,594 33,491,292
Expense reductions (Note 4 ) ............................. (9,120) (12,427) 13,125
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (376,893) (474,118) (320,068)
Net expenses ....................................... 19,396,451 29,829,049 33,184,349
Net investment income .............................. 30,156,380 70,585,096 140,025,866

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
(continued)
for the year ended October 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
61
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 37,704,871 91,125,979 23,950,734
Controlled affiliates (Note 3 f ) ............................. — — 809,863
Non-controlled affiliates (Not e 3f) .......................... — — (6,215,094)
Written options ......................................... — — 5,338,417
Foreign currency transactions .............................. — 14,438 10,639
Forward exchange contracts ............................... — (3,205) —
Futures contracts ....................................... — — (7,092,233)
Net realized gain (loss) ................................ 37,704,871 91,137,212 16,802,326
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (27,179,088) (160,622,584) (120,433,297)
Controlled affiliates (Not e 3f) ............................. — — 1,828
Non-controlled affiliates (Not e 3f) .......................... — — 6,840,458
Translation of other assets and liabilities denominated in foreign currencies ........................................... — 61,538 73,238
Written options ......................................... — — 1,269,346
Futures contracts ....................................... — — (18,421,884)
Net change in unrealized appreciation (depreciation) .......... (27,179,088) (160,561,046) (130,670,311)
Net realized and unrealized gain (loss) .......................... 10,525,783 (69,423,834) (113,867,985)
Net increase (decrease) in net assets resulting from operations ........ $40,682,163 $1,161,262 $26,157,881

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
62
E 3
Franklin Convertible Securities Fund Franklin Equity Income Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $30,156,380 $29,502,249 $70,585,096 $59,250,450
Net realized gain (loss) ............ 37,704,871 262,990,651 91,137,212 147,407,120
Net change in unrealized appreciation
(depreciation) ................. (27,179,088) (1,257,833,160) (160,561,046) (507,120,265)
Net increase (decrease) in net
assets resulting from operations . 40,682,163 (965,340,260) 1,161,262 (300,462,695)
Distributions to shareholders:
Class A ........................ (85,707,219) (278,593,942) (165,141,379) (210,401,246)
Class C ........................ (7,332,304) (32,745,743) (8,470,387) (12,966,193)
Class R ........................ — — (559,295) (656,640)
Class R6 ....................... (7,902,038) (27,438,151) (9,783,554) (11,606,633)
Advisor Class ................... (149,752,591) (574,322,200) (22,227,978) (27,731,038)
Total distributions to shareholders ..... (250,694,152) (913,100,036) (206,182,593) (263,361,750)
Capital share transactions: (Note 2 )
Class A ........................ (92,071,577) 30,184,007 108,551,298 337,706,025
Class C ........................ (27,614,778) (29,126,451) (81,728,369) 10,731,937
Class R ........................ — — 1,764,007 1,653,180
Class R6 ....................... 932,846 22,030,422 (1,256,644) 33,598,030
Advisor Class ................... (296,126,753) (290,064,516) (33,966,693) 61,890,454
Total capital share transactions ....... (414,880,262) (266,976,538) (6,636,401) 445,579,626
Net increase (decrease) in net
assets ..................... (624,892,251) (2,145,416,834) (211,657,732) (118,244,819)
Net assets:
Beginning of year .................. 3,158,419,113 5,303,835,947 3,575,010,672 3,693,255,491
End of year ...................... $2,533,526,862 $3,158,419,113 $3,363,352,940 $3,575,010,672

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
63
Franklin Managed Income Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $140,025,866 $108,053,686
Net realized gain (loss) ................................................. 16,802,326 51,199,736
Net change in unrealized appreciation (depreciation) ........................... (130,670,311) (511,711,146)
Net increase (decrease) in net assets resulting from operations ................ 26,157,881 (352,457,724)
Distributions to shareholders:
Class A ............................................................. (141,714,730) (257,376,941)
Class C ............................................................. (5,460,004) (15,769,507)
Class R ............................................................. (130,492) (231,881)
Class R6 ............................................................ (8,975,610) (14,138,484)
Advisor Class ........................................................ (10,277,757) (17,188,220)
Total distributions to shareholders .......................................... (166,558,593) (304,705,033)
Capital share transactions: (Note 2 )
Class A ............................................................. (137,547,804) 133,628,627
Class C ............................................................. (49,558,512) (55,136,786)
Class R ............................................................. (492,842) 55,797
Class R6 ............................................................ 13,436,915 14,741,171
Advisor Class ........................................................ (3,231,489) 11,116,066
Total capital share transactions ............................................ (177,393,732) 104,404,875
Net increase (decrease) in net assets ................................... (317,794,444) (552,757,882)
Net assets:
Beginning of year ....................................................... 3,645,963,499 4,198,721,381
End of year ........................................................... $3,328,169,055 $3,645,963,499

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of eight
separate funds, three of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The classes of shares offered within each of the Funds are indicated below. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Franklin Convertible Securities Fund closed to new investors with limited exceptions on August 29, 2018.
Class A, Class C, Class R, Class R6 & Advisor Class
Franklin Managed Income Fund
Franklin Equity Income Fund
Class A, Class C, Class R6 & Advisor Class
Franklin Convertible Securities Fund
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt and certain preferred securities generally trade in the
OTC market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At October 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable
in the Statements of Assets and Liabilities. At October 31,
2023, Franklin Convertible Securities Fund and Franklin
Equity Income Fund had no futures contracts.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage and/or gain exposure to
certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or
sell a foreign currency at a specific exchange rate on a future date. At October 31, 2023, Franklin Convertible Securities
Fund, Franklin Equity Income Fund and Franklin Managed
Income Fund had no forward exchange contracts.
Certain or all Funds purchased or wrote exchange
traded OTC option contracts primarily to manage and/or
gain exposure to equity volatility risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap
(swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received
is recorded as an asset or liability, respectively. Upon
exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium
received or paid. Upon expiration of an option, any premium
received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and
the cost to close the position is recorded as a realized gain or loss. At October 31, 2023, Franklin Convertible Securities
Fund and Franklin Equity Income Fund had no options
contracts.
See Note 8 regarding other derivative information.
d. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
e. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. Additionally, at
October 31, 2023, Franklin Managed Income Fund held
$8,796,033 in U.S. Government and Agency securities
as collateral. These securities are held as collateral in
segregated accounts with the Fund's custodian. The Fund
cannot repledge or resell these securities held as collateral.
As such, the non-cash collateral is excluded from the
Statements of Assets and Liabilities. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default
by a third party borrower. At October 31, 2023, Franklin
Convertible Securities Fund and Franklin Equity Income
Fund had no securities on loan.
f. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2023, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income on the
Statements of Operations. Facility fees are recognized as
income over the expected term of the loan. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Funds. Distributions
to shareholders are recorded on the ex-dividend date.
The Franklin Managed Income Fund employs a managed
distribution policy. Under this policy, the fund will distribute level monthly distributions in any given year regardless of
the performance of the fund; however, the twelfth monthly
payment may be greater than the initially anticipated amount if additional income or capital gains are required to be
distributed. These distributions may include income and
capital gains generated by the Fund, as well as a possible
return of capital component, if necessary, to meet the annual distribution rate. The annual payout rate may be adjusted
higher or lower from year to year in response to market
conditions. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
1. Organization and Significant Accounting Policies
(continued)
e. Securities Lending
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Convertible Securities
Fund Franklin Equity Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended October 31, 2023
Shares sold
a
................................... 3,067,149 $61,111,881 14,572,533 $415,416,374
Shares issued in reinvestment of distributions .......... 4,151,284 80,675,938 5,744,799 161,763,879
Shares redeemed ............................... (11,730,426) (233,859,396) (16,538,560) (468,628,955)
Net increase (decrease) .......................... (4,511,993) $(92,071,577) 3,778,772 $108,551,298
Year ended October 31, 2022
Shares sold
a
................................... 3,528,462 $81,704,017 17,185,498 $514,155,522
Shares issued in reinvestment of distributions .......... 10,751,868 263,621,337 6,724,965 206,017,007
Shares redeemed ............................... (14,108,546) (315,141,347) (12,900,507) (382,466,504)
Net increase (decrease) .......................... 171,784 $30,184,007 11,009,956 $337,706,025
Class C
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Franklin Convertible Securities
Fund Franklin Equity Income Fund
Shares Amount Shares Amount
Class C Shares:
Year ended October 31, 2023
Shares sold ................................... 126,487 $2,434,972 1,977,276 $55,778,901
Shares issued in reinvestment of distributions .......... 376,284 7,098,094 301,742 8,415,691
Shares redeemed
a
.............................. (1,908,009) (37,147,844) (5,118,778) (145,922,961)
Net increase (decrease) .......................... (1,405,238) $(27,614,778) (2,839,760) $(81,728,369)
Year ended October 31, 2022
Shares sold ................................... 179,088 $4,186,946 1,834,865 $55,546,358
Shares issued in reinvestment of distributions .......... 1,295,654 31,121,593 420,769 12,876,801
Shares redeemed
a
.............................. (2,912,500) (64,434,990) (1,955,137) (57,691,222)
Net increase (decrease) .......................... (1,437,758) $(29,126,451) 300,497 $10,731,937
Class R
Class R Shares:
Year ended October 31, 2023
Shares sold ................................... — $— 104,140 $2,955,808
Shares issued in reinvestment of distributions .......... — — 19,750 556,678
Shares redeemed ............................... — — (62,252) (1,748,479)
Net increase (decrease) .......................... — $— 61,638 $1,764,007
Year ended October 31, 2022
Shares sold ................................... — $— 82,686 $2,467,955
Shares issued in reinvestment of distributions .......... — — 21,378 656,122
Shares redeemed ............................... — — (51,002) (1,470,897)
Net increase (decrease) .......................... — $— 53,062 $1,653,180
Class R6
Class R6 Shares:
Year ended October 31, 2023
Shares sold ................................... 1,180,680 $23,626,407 1,347,516 $38,294,748
Shares issued in reinvestment of distributions .......... 398,310 7,823,257 269,828 7,613,373
Shares redeemed ............................... (1,512,286) (30,516,818) (1,655,326) (47,164,765)
Net increase (decrease) .......................... 66,704 $932,846 (37,982) $(1,256,644)
Year ended October 31, 2022
Shares sold ................................... 1,766,270 $47,640,387 1,888,227 $56,835,158
Shares issued in reinvestment of distributions .......... 1,097,271 27,093,993 296,335 9,065,202
Shares redeemed ............................... (2,308,082) (52,703,958) (1,086,998) (32,302,330)
Net increase (decrease) .......................... 555,459 $22,030,422 1,097,564 $33,598,030
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Franklin Convertible Securities
Fund Franklin Equity Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended October 31, 2023
Shares sold ................................... 14,950,339 $299,431,946 3,069,278 $87,746,193
Shares issued in reinvestment of distributions .......... 6,590,350 128,160,676 760,467 21,448,966
Shares redeemed ............................... (36,239,243) (723,719,375) (4,994,390) (143,161,852)
Net increase (decrease) .......................... (14,698,554) $(296,126,753) (1,164,645) $(33,966,693)
Year ended October 31, 2022
Shares sold ................................... 22,514,113 $514,171,857 4,809,064 $143,377,165
Shares issued in reinvestment of distributions .......... 19,812,549 485,167,624 870,642 26,624,989
Shares redeemed ............................... (57,281,750) (1,289,403,997) (3,625,874) (108,111,700)
Net increase (decrease) .......................... (14,955,088) $(290,064,516) 2,053,832 $61,890,454
Franklin Managed Income Fund
Shares Amount
Class A
Class A Shares:
Year ended October 31, 2023
Shares sold
a
................................... 22,216,418 $268,709,132
Shares issued in reinvestment of distributions .......... 11,442,420 137,792,939
Shares redeemed ............................... (45,191,799) (544,049,875)
Net increase (decrease) .......................... (11,532,961) $(137,547,804)
Year ended October 31, 2022
Shares sold
a
................................... 28,573,160 $366,266,017
Shares issued in reinvestment of distributions .......... 19,338,624 250,731,226
Shares redeemed ............................... (38,189,802) (483,368,616)
Net increase (decrease) .......................... 9,721,982 $133,628,627
Class C
Class C Shares:
Year ended October 31, 2023
Shares sold ................................... 1,680,185 $20,022,005
Shares issued in reinvestment of distributions .......... 448,299 5,349,424
Shares redeemed
a
.............................. (6,259,845) (74,929,941)
Net increase (decrease) .......................... (4,131,361) $(49,558,512)
Year ended October 31, 2022
Shares sold ................................... 1,985,417 $25,675,886
Shares issued in reinvestment of distributions .......... 1,202,978 15,555,196
Shares redeemed
a
.............................. (7,646,748) (96,367,868)
Net increase (decrease) .......................... (4,458,353) $(55,136,786)
Class R
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Franklin Managed Income Fund
Shares Amount
Class R Shares:
Year ended October 31, 2023
Shares sold ................................... 81,913 $983,960
Shares issued in reinvestment of distributions .......... 10,534 127,413
Shares redeemed ............................... (134,180) (1,604,215)
Net increase (decrease) .......................... (41,733) $(492,842)
Year ended October 31, 2022
Shares sold ................................... 20,379 $262,738
Shares issued in reinvestment of distributions .......... 17,776 231,450
Shares redeemed ............................... (32,885) (438,391)
Net increase (decrease) .......................... 5,270 $55,797
Class R6
Class R6 Shares:
Year ended October 31, 2023
Shares sold ................................... 3,850,218 $46,700,145
Shares issued in reinvestment of distributions .......... 740,366 8,937,577
Shares redeemed ............................... (3,485,728) (42,200,807)
Net increase (decrease) .......................... 1,104,856 $13,436,915
Year ended October 31, 2022
Shares sold ................................... 2,936,983 $37,459,817
Shares issued in reinvestment of distributions .......... 1,085,405 14,091,202
Shares redeemed ............................... (2,881,346) (36,809,848)
Net increase (decrease) .......................... 1,141,042 $14,741,171
Advisor Class
Advisor Class Shares:
Year ended October 31, 2023
Shares sold ................................... 5,202,026 $63,238,039
Shares issued in reinvestment of distributions .......... 760,551 9,185,505
Shares redeemed ............................... (6,264,884) (75,655,033)
Net increase (decrease) .......................... (302,307) $(3,231,489)
Year ended October 31, 2022
Shares sold ................................... 6,285,500 $79,520,077
Shares issued in reinvestment of distributions .......... 1,192,389 15,470,720
Shares redeemed ............................... (6,672,248) (83,874,731)
Net increase (decrease) .......................... 805,641 $11,116,066
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Managed Income Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Convertible Securities Fund and Franklin Equity Income Fund pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds as follows:
For the year ended October 31, 2023, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.620% Up to and including $250 million
0.595% Over $250 million, up to and including $500 million
0.570% Over $500 million, up to and including $1 billion
0.545% Over $1 billion, up to and including $2.5 billion
0.520% Over $2.5 billion, up to and including $5 billion
0.495% Over $5 billion, up to and including $10 billion
0.470% Over $10 billion, up to and including $15 billion
0.445% Over $15 billion, up to and including $20 billion
0.420% In excess of $20 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion

Franklin Investors Securities Trust
Notes to Financial Statements

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b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
For Franklin Managed Income Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Gross effective investment management fee rate ........ 0.456% 0.459% 0.549%
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Class A ............................... 0.25% 0.25% 0.35%
Class C ............................... 1.00% 1.00% 1.00%
Class R ............................... —% 0.50% 0.50%
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $10,437 $373,831 $242,559
CDSC retained ........................... $1,818 $33,526 $13,975
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended October 31, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended October 31, 2023, investments in affiliated management investment companies were as follows:
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Transfer agent fees ........................ $754,173 $1,220,921 $1,151,633 aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Convertible Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $32,225,199 $932,322,869 $(884,921,558) $— $— $79,626,510 79,626,510 $4,455,752
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $16,573,000 $48,231,000 $(64,804,000) $— $— $— — $181,602
Total Affiliated Securities ... $48,798,199 $980,553,869 $(949,725,558) $— $— $79,626,510 $4,637,354
3. Transactions with Affiliates
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by Franklin Managed Income Fund so that the operating expenses (excluding interest expense, distribution fees, and certain non-routine expenses or costs, including those relating to litigation, indemnification, aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Equity Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $130,310,388 $704,789,818 $(720,246,799) $— $— $114,853,407 114,853,407 $5,725,132
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $— $1,556,000 $(1,556,000) $— $— $— — $205
Total Affiliated Securities ... $130,310,388 $706,345,818 $(721,802,799) $— $— $114,853,407 $5,725,337
Franklin Managed Income Fund
Controlled Affiliates
Dividends
Franklin U.S. Low Volatility ETF $39,259,172 $— $(3,738,463) $809,863 $1,828 $36,332,400 780,000 $635,106
Non-Controlled Affiliates
Dividends
Franklin FTSE United Kingdom
ETF ................... $26,243,750 $— $(26,699,013) $(1,132,862) $1,588,125 $— $—
Franklin Systematic Style Premia
ETF ................... 25,286,000 — (25,284,171) (4,675,392) 4,673,563 — 515,592
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% 7,831,637 1,048,794,430 (1,038,926,499) — — 17,699,568 17,699,568 1,551,371
Western Asset Diversified
Income Fund ............. 3,105,000 3,317,407 (3,478,097) (406,840) 578,770 3,116,240 250,905 658,205
Total Non-Controlled Affiliates $62,466,387 $1,052,111,837 $(1,094,387,780) $ (6,215,094) $ 6,840,458 $20,815,808 $ 2,725,168
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $9,298,000 $56,126,000 $(65,424,000) $— $— $— — $186,391
Total Affiliated Securities ... $111,023,559 $1,108,237,837 $(1,163,550,243) $(5,405,231) $6,842,286 $57,148,208 $3,546,665
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
reorganizations, and liquidations) for each class of the Fund does not exceed 0.68% based on the average net assets of each class until February 29, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until February 29, 2024.
4. Expense Offset Arrangement
The Funds have previously entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended October 31, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At October 31, 2023, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended October 31, 2023 and 2022, was as follows:
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ — $ — $ 32,004,979
Franklin Convertible Securities Fund Franklin Equity Income Fund
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $39,502,376 $76,360,776 $92,825,064 $84,206,466
Long term capital gain .................... 211,191,776 836,739,260 113,357,529 179,155,284
$250,694,152 $913,100,036 $206,182,593 $263,361,750
Franklin Managed Income Fund
2023 2022
Distributions paid from:
Ordinary income ........................ $166,558,593 $161,876,295
Long term capital gain .................... — 142,828,738
$166,558,593 $304,705,033
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
At October 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, investments in the contingent securities, financial futures transactions, equity-linked securities and investments in the convertible securities.
The Funds, except for Franklin Managed Income Fund, utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended October 31, 2023, were as follows:
7. Credit Risk and Defaulted Securities
At October 31, 2023, Franklin Convertible Securities Fund and Franklin Managed Income Fund had 82.5% and 5.8%,
respectively, of their portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
a a a a
Cost of investments ....................... $2,740,224,763 $2,734,134,804 $3,245,575,007
Unrealized appreciation ..................... $99,694,040 $777,202,296 $174,273,092
Unrealized depreciation ..................... (308,668,892) (146,550,901) (140,939,445)
Net unrealized appreciation (depreciation) ....... $(208,974,852) $630,651,395 $33,333,647
Distributable earnings:
Undistributed ordinary income ................ $2,467,064 $9,106,103 $3,160,572
Undistributed long term capital gains ........... 37,553,585 59,999,940 —
Total distributable earnings .................. $40,020,649 $69,106,043 $3,160,572
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Purchases .............................. $640,905,905 $1,020,736,709 $3,355,958,071
Sales .................................. $1,356,207,138 $1,117,764,675 $3,594,455,128
5. Income Taxes
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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8. Other Derivative Information
At October 31, 2023, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
For the year ended October 31, 2023, the effect of derivative contracts in the Statements of Operations was as follows:
For the year ended October 31, 2023, the average month end notional amount of futures contracts and options were as follows:
See Note 1(c) regarding derivative financial instruments.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Managed Income Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 18,453,924
a
Equity contracts ...........
Investments in securities, at value — Options written, at value 16,000
Total .................... $— $18,469,924
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Equity Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(3,205) Forward exchange contracts $—
Total ....................... $(3,205) $–
Franklin Managed Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts (7,092,233) Futures contracts (18,421,884)
Equity Contracts ..............
Written options 5,338,417 Written options 1,269,346
Total ....................... $(1,753,816) $(17,152,538)
Franklin Managed
Income Fund
Futures contracts .................... $ 144,716,707
Options ............................ 1,393,923

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
9. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled
Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended October 31, 2023 , investments in “affiliated companies” were as follows:
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended October 31, 2023, the
Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held at
End
of Year
Investment
Income
Franklin Convertible Securities Fund
Non-Controlled Affiliates
Dividends
NiSource, Inc., 7.75% .. $ 45,886,500 $ — $ — $ — $ —
a
$ —
a
—
a
$ 2,615,625
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $45,886,500 $— $— $— $— $— $2,615,625
a
As of October 31, 2023, no longer an affiliate.

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2023, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Convertible Securities Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ 108,835,120 $ — $ — $ 108,835,120
Convertible Preferred Stocks ................ 131,624,400 — — 131,624,400
Convertible Bonds ....................... — 2,211,163,881 — 2,211,163,881
Short Term Investments ................... 79,626,510 — — 79,626,510
Total Investments in Securities ........... $320,086,030 $2,211,163,881 $— $2,531,249,911
Franklin Equity Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 92,209,020 — — 92,209,020
Air Freight & Logistics ................... 66,034,375 — — 66,034,375
Banks ............................... 223,491,850 — — 223,491,850
Beverages ........................... 123,156,250 — — 123,156,250
Capital Markets ........................ 252,497,715 — — 252,497,715
Chemicals ........................... 9,332,000 21,946,324 — 31,278,324
Commercial Services & Supplies ........... 7,424,500 — — 7,424,500
Communications Equipment .............. 76,631,100 — — 76,631,100
Consumer Finance ..................... 8,031,650 — — 8,031,650
Consumer Staples Distribution & Retail ...... 89,280,975 — — 89,280,975
Diversified Telecommunication Services ..... 7,400,663 — — 7,400,663
Electric Utilities ........................ 147,846,650 — — 147,846,650
Electrical Equipment .................... 82,117,815 — — 82,117,815
Electronic Equipment, Instruments &
Components ........................ 36,474,575 — — 36,474,575
Financial Services ...................... 34,848,000 — — 34,848,000
Food Products ........................ 32,939,475 — — 32,939,475
Ground Transportation .................. 23,848,750 — — 23,848,750
Health Care Equipment & Supplies ......... 129,687,380 — — 129,687,380
Health Care Providers & Services .......... 148,057,500 — — 148,057,500
Health Care REITs ..................... 26,236,250 — — 26,236,250
Hotels, Restaurants & Leisure ............. 42,209,370 — — 42,209,370
Household Products .................... 105,771,150 — — 105,771,150
Industrial REITs ....................... 14,608,750 — — 14,608,750
Insurance ............................ 8,242,150 — — 8,242,150
Interactive Media & Services .............. 10,236,600 — — 10,236,600
Life Sciences Tools & Services ............ 68,247,285 — — 68,247,285
Machinery ............................ 38,283,750 — — 38,283,750
Media ............................... 42,735,150 — — 42,735,150
Oil, Gas & Consumable Fuels ............. 350,201,700 — — 350,201,700
Pharmaceuticals ....................... 191,662,675 — — 191,662,675
Residential REITs ...................... 42,534,000 — — 42,534,000
Semiconductors & Semiconductor Equipment . 120,526,072 — — 120,526,072
Software ............................. 89,441,000 — — 89,441,000
Specialty Retail ........................ 70,416,790 — — 70,416,790
Trading Companies & Distributors .......... 21,329,175 — — 21,329,175
Equity-Linked Securities ................... — 319,831,153 — 319,831,153
Convertible Preferred Stocks ................ 74,163,205 — — 74,163,205
Short Term Investments ................... 114,853,407 — — 114,853,407
Total Investments in Securities ........... $3,023,008,722 $341,777,477
a
$— $3,364,786,199
11. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Managed Income Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ 918,484,120 $ — $ — $ 918,484,120
Management Investment Companies ......... 39,448,640 — — 39,448,640
Equity-Linked Securities ................... — 297,582,580 — 297,582,580
Convertible Preferred Stocks ................ 18,770,000 — — 18,770,000
Corporate Bonds ........................ — 1,822,848,817 — 1,822,848,817
U.S. Government and Agency Securities ....... — 168,262,500 — 168,262,500
Asset-Backed Securities ................... — 13,374,357 — 13,374,357
Mortgage-Backed Securities ................ — 907,996 — 907,996
Short Term Investments ................... 17,699,568 — — 17,699,568
Total Investments in Securities ........... $994,402,328 $2,302,976,250 $— $3,297,378,578
Liabilities:
Other Financial Instruments:
Options written .......................... $ 16,000 $ — $ — $ 16,000
Futures contracts ........................ 18,453,924 — — 18,453,924
Total Other Financial Instruments ......... $18,469,924 $— $— $18,469,924
a
Includes foreign securities valued at $21,946,324, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
REIT
Real Estate Investment Trust
11. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Investors Securities Trust and Shareholders of Franklin Convertible Securities Fund,
Franklin Equity Income Fund, and Franklin Managed Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Convertible Securities Fund, Franklin Equity Income Fund, and Franklin Managed Income Fund (three of the funds constituting
Franklin Investors Securities Trust, hereafter collectively referred to as the "Funds") as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023 and each of the financial highlights for each of the five years in the period ended October 31,
2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
December 15, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Investors Securities Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds hereby report the following amount s , or if subsequently determined to be different, the maximum allowable amount s , for the fiscal year ended October 31, 2023:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to:
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin Managed
Income Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $212,662,160 $124,418,369 —
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $9,416,952 $78,348,651 $35,298,057
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $9,416,952 $89,891,395 $36,568,616
Qualified Net Interest Income (QII) §871(k)(1)(C) $39,023,217 — —
Section 163(j) Interest Dividends Earned §163(j) $15,458,113 $541 $107,584,726
Interest Earned from Federal
Obligations Note (1) — — $7,718,957

Franklin Investors Securities Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1986 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead
Independent Trustee
since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 109 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board,
Trustee and
Vice President
Chairman of
the Board, Vice
President since
January 2023 and
Trustee since 2013
128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 1987 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Reema Agarwal (1974) Vice President Since 2019 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020).
Independent Board Members
(continued)

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since June
2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Investors Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN INVESTORS SECURITIES TRUST
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Managed Income Fund
(each a Fund)
March 27, 2023 15(c) Meeting
At a meeting held on March 27, 2023 (March Meeting), the
Board of Trustees (Board) of Franklin Investors Securities
Trust (Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust,
on behalf of each Fund (each a Management Agreement)
for the period May 1, 2023 through June 30, 2023 (Stub
Period). The Independent Trustees noted that the Fund’s
annual contract review was historically held at the February
Board meeting and that management proposed to move the
contract review to the May Board meeting. The Independent
Trustees further noted management’s explanation that, to
effect this change, the Board needed to consider the renewal of the Fund’s Management Agreement prior to its current
April 30, 2023 expiration date. The Independent Trustees
also noted that management would ask them to consider
the continuation of the Management Agreement again at
the May Board meeting for the 12-month period beginning
July 1, 2023. The Independent Trustees received advice
from and met separately with Independent Trustee counsel
in considering whether to approve the continuation of each
Management Agreement for the Stub Period. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered
information provided by the Manager at the March
Meeting and throughout the year at meetings of the
Board and its committees. The Board also reviewed
and considered information provided in response to a
detailed set of requests for information submitted to the
Manager by Independent Trustee counsel on behalf of
the Independent Trustees in connection with the annual
contract renewal process. In addition, prior to the March
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered prior
to and at the March Meeting. The Board reviewed and
considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including,
but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment
performance of each Fund; (iii) the costs of the services
provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v)
whether fee levels reflect these economies of scale for the
benefit of Fund investors (Factors).
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the best
interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-

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party servicing arrangements. The Board acknowledged
management’s continued development of strategies
to address areas of heightened concern in the mutual
fund industry, including various regulatory initiatives and
continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Convertible Securities Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional convertible securities funds. The Board noted
that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was above the median of its
Performance Universe. The Board also noted that the Fund’s
annualized income return for the one-, three-, five- and
10-year periods was below the median of its Performance
Universe. The Board concluded that the Fund’s performance
was satisfactory.
Franklin Equity Income Fund - The Performance Universe
for the Fund included the Fund and all retail and institutional equity income funds. The Board noted that the Fund’s
annualized income return and annualized total return for
the one-, three-, five- and 10-year periods were above the
medians of its Performance Universe. The Board further
noted management’s view regarding the income-related
attributes of the Fund (e.g., a fund’s investment objective)
as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers
on an income return basis was appropriate given these
attributes. The Board concluded that the Fund’s performance
was satisfactory.
Franklin Managed Income Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional mixed-asset target allocation moderate funds.
The Board noted that the Fund’s annualized income return
and annualized total return for the one-, three-, five- and
10-year periods were above the medians of its Performance
Universe. The Board further noted management’s view
regarding the income-related attributes of the Fund (e.g.,
a fund’s investment objective) as set forth in the Fund’s
registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis
was appropriate given these attributes. The Board concluded
that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent

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analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Class A shares for each Fund and for each of
the other funds in each Fund’s respective Expense Group.
The Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
Franklin Convertible Securities Fund and Franklin Equity
Income Fund – The Expense Group for the Franklin
Convertible Securities Fund included the Fund and nine
other convertible securities funds. The Expense Group for
the Franklin Equity Income Fund included the Fund and
16 other equity income funds. The Board noted that the
Management Rates and actual total expense ratios for the
Funds were below the medians of their respective Expense
Groups. The Board concluded that the Management Rates
charged to the Funds are reasonable.
Franklin Managed Income Fund – The Expense Group
for the Fund included the Fund and 12 other mixed-asset
target allocation moderate funds. The Board noted that the
Management Rate for the Fund was above the median of
its Expense Group. The Board also noted that the actual
total expense ratio for the Fund was below the median and
in the second quintile of its Expense Group. The Board
further noted that the actual total expense ratio for the
Fund reflected a fee waiver from management. The Board
concluded that the Management Rate charged to the Fund is
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent,
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered the Manager’s view that any
analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded

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that to the extent economies of scale may be realized by
the Manager and its affiliates, each Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for the
Stub Period.
May 24, 2023 15(c) Meeting
At a meeting held on May 24, 2023 (May Meeting), the Board
reviewed and approved each Management Agreement for an
additional twelve-month period beginning July 1, 2023. The
Board noted its review and consideration of the information
it received in connection with both the March Meeting and
the May Meeting. In particular, the Board reviewed and
considered information provided in response to a follow-up
set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent
Trustees, which included information on Fund performance
for the one-, three- and five-year periods ended March 31,
2023 and the other Factors. The Board determined that the
conclusions it made at the March Meeting had not changed.
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
Factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional twelve-month period beginning July 1, 2023.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,

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as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent six-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund's financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FIST1 A 12/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Investors Securities Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Investors
Securities Trust
October 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
Franklin Floating Rate Daily Access Fund
Franklin Long Duration Credit Fund
Franklin Low Duration Total Return Fund
Franklin Low Duration U.S. Government
Securities Fund
Formerly, Franklin Adjustable U.S. Government
Securities Fund
Franklin Total Return Fund
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Franklin Investors Securities Trust

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SHAREHOLDER LETTER
Dear Shareholder,
We are pleased to provide the annual report of Franklin
Investors Securities Trust for the 12-month reporting period ended October 31, 2023. Included is the inaugural annual
report for Franklin Long Duration Credit Fund which covers
the fiscal year ended since the Fund’s inception August 22,
2023, through October 31, 2023. In addition, effective March
1, 2023, Franklin Adjustable U.S. Government Securities
Fund changed its name to Franklin Low Duration U.S.
Government Securities Fund. The Fund also changed its
investment goal, investment strategy and benchmark. Please
read on for a detailed look at prevailing economic and
market conditions during the Funds’ reporting period and to
learn how those conditions have affected Fund performance.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.com .
Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance.
• Market insights and commentaries from our portfolio
managers, and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Gregory E. Johnson
Chairman
Franklin Investors Securities Trust

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Annual Report

Contents
Franklin Floating Rate Daily Access Fund 3
Franklin Long Duration Credit Fund 9
Franklin Low Duration Total Return Fund 15
Franklin Low Duration U.S. Government Securities Fund 21
Franklin Total Return Fund 27
Financial Highlights and Schedules of Investments 33
Financial Statements 296
Notes to Financial Statements 307
Report of Independent Registered
Public Accounting Firm 343
Tax Information 344
Special Shareholder Meeting 345
Board Members and Officers 346
Shareholder Information 351
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Franklin Floating Rate Daily Access Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. We use a detailed credit analysis process to select
corporate loan and corporate debt securities that meet
our criteria. We conduct ongoing credit monitoring of our
investments. To help manage the credit risk associated with
investing in securities rated below investment grade (or if
unrated, of comparable quality), we seek to diversify the
Fund by investing in a large number of loans of companies
that we have identified as having attractive risk/reward
profiles, favorable capital structures, strong asset coverage and dominant market shares. This diversification potentially reduces credit risk by spreading assets across many
different industries.
Q. What were the overall market conditions during the
Fund’s reporting period?
A . Inflation levels and central bank action remained the
focus of financial markets during the 12-month period
under review, during which the U.S. Federal Reserve (Fed)
continued its aggressive action to address the decades-high
levels of inflation in the U.S. The Fed’s rate hike campaign was initiated in March 2022; the latest rate increase was a
25-basis point hike in the fed funds target rate in July’s 2023 meeting, which was followed by two consecutive pauses.
At its most recent November 1st meeting, the Fed’s post-
meeting statement said “tighter financial” conditions existed when compared to its September meeting, which potentially
signaled that the rise in long-term rates has likely left the
Fed with less to do in terms of raising rates. Federal Reserve
Chair Jerome Powell also noted that he wasn't yet confident
in ascertaining whether monetary policy was restrictive
enough, further highlighting the need for the committee to
be data dependent. The U.S. Treasury (UST) yield curve
shifted higher during the 12-month period under review,
while remaining inverted, the latter of which is often a sign of a slowing economy. Over the 12-month period, headline
inflation measures moved significantly lower such that a
soft-landing scenario for the U.S. economy has increasingly
become a general market consensus.
Q. How did we respond to these changing market
conditions?
A. In response to the continued rising rate environment
during the reporting period, we maintained an up in quality
bias and looked to de-risk our portfolio from lower-quality
issuers most vulnerable to a correction in demand. We
took advantage of market dislocations to add to our upper-
tier exposure and move up in quality within our middle-tier
exposure. We maintained an underweight to lower-tier
issuers and reduced our exposure to issuers that we
expected to have weak interest coverage and tight liquidity
following rate hikes. We kept a very modest exposure to
high-yield bonds, with preference in short-dated maturities
and higher quality issuers.
Performance Overview
The Fund’s Class A shares posted a +13.59% cumulative
total return for the 12 months under review. In comparison,
the Credit Suisse Leveraged Loan Index (CS LLI), which is
designed to mirror the investable universe of the U.S. dollar-
denominated leveraged loan market, posted a +11.56%
cumulative total return.
1
You can find more of the Fund’s
performance data in the Performance Summary beginning
on page 5 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Q. What were the leading contributors to performance?
A. Our allocation to equity received from prior restructurings was a major contributor to relative performance. Our loan
selection in gaming/leisure, service, and telecommunication
Portfolio Composition
10/31/23
% of Total Net
Assets
Senior Floating Rate Interests 80.1%
Common Stocks 6.1%
Corporate Bonds 5.5%
Other 1.6%
Short-Term Investments & Other Net Assets 6.7%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
37
.

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issuers also benefited results. The Fund’s underweight
in upper-tier and lower-tier loans relative to the index
contributed to performance, as did the Fund’s overweight in
middle-tier loans relative to the index.
Q. What were the leading detractors from performance?
A. Our allocation to cash hindered results. Our high-
yield bond exposure also detracted from performance as
rising rates caused these investments to underperform
loans. While equity from prior restructurings contributed
to performance overall, shares of one company in the
manufacturing sector detracted from performance. An issuer
in the food/tobacco industry also detracted after its term loan was downgraded due to declining sales.
Thank you for your continued participation in Franklin
Floating Rate Daily Access Fund. We look forward to serving
your future investment needs.
Reema Agarwal, CFA
Judy Sher
Justin Ma, CFA
Margaret Chiu, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
10/31/23
Company
Industry, Country
% of Total
Net Assets
a a
Quarternorth Energy Holding, Inc. 4.9%
Oil, Gas & Consumable Fuels, United States
First Brands Group LLC 1.5%
Automobile Components, United States
Asurion LLC 1.4%
Insurance, United States
Global Tel*Link Corp. 1.3%
Diversified Telecommunication Services, United
States
UTEX Industries, Inc. 1.2%
Machinery, United States
Rand Parent LLC 1.0%
Air Freight & Logistics, United States
Pitney Bowes, Inc. 1.0%
Commercial Services & Supplies, United States
GNC Holdings, Inc. 1.0%
Consumer Staples Distribution & Retail, United
States
Waystar Technologies, Inc. 1.0%
Health Care Providers & Services, United States
Invesco Senior Loan ETF 0.9%
Capital Markets, United States
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of October 31, 2023
Franklin Floating Rate Daily Access Fund
5
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
1-Year +13.59% +11.00%
5-Year +14.48% +2.28%
10-Year +33.32% +2.69%
Advisor
1-Year +13.87% +13.87%
5-Year +15.77% +2.97%
10-Year +36.65% +3.17%
30-Day Standardized Yield

Share Class
Distribution
Rate
4
(with fee
waiver)
(without fee
waiver)
A 8.00% 8.04% 8.03%
Advisor 8.43% 8.51% 8.49%
See page 7 for Performance Summary footnotes.

Franklin Floating Rate Daily Access Fund
Performance Summary

franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/31/13–10/31/23)
Advisor Class
(10/31/13–10/31/23)

Franklin Floating Rate Daily Access Fund
Performance Summary
7
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. The Fund should not be considered an alternative to money market funds or certificates of deposit (CDs). Floating-rate loans and debt securities are typically rated below investment grade and are subject to greater risk of default, which could result in loss of principal. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Active management does not ensure gains or protect against market declines. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/29/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the sum of the respective class’s past month’s daily distributions and the maximum offering price (NAV for Advisor Class)
per share on 10/31/23.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Source: Credit Suisse Group. The Credit Suisse Leveraged Loan Index (CS LLI) is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. Loans must be below investment-grade and rated no higher than Baa/BB+ or Ba1/BBB+ by Moody’s or S&P.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/22–10/31/23)
Share Class
Net Investment
Income
A $0.607354
C $0.577172
R6 $0.635712
Advisor $0.626141
Total Annual Operating Expenses

Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.95% 0.98%
Advisor 0.70% 0.73%

Your Fund’s Expenses
Franklin Floating Rate Daily Access Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/23
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,059.30 $4.76 $1,020.58 $4.67 0.92%
C $1,000 $1,057.10 $6.83 $1,018.57 $6.70 1.32%
R6 $1,000 $1,061.10 $2. 85 $1,022.44 $2.79 0.55%
Advisor $1,000 $1,060.60 $3.47 $1,021.84 $3.40 0.67%

franklintempleton.com
Annual Report
Franklin Long Duration Credit Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. The Fund’s investment goal is to seek to maximize
risk-adjusted returns through a combination of income and
capital appreciation. Under normal market conditions, the
Fund invests at least 80% of its net assets in fixed income
securities and invests predominately in investment-grade
securities. For purposes of the Fund’s investment goal, the
investment manager considers “risk-adjusted returns” to
mean the calculation of the return (or potential return) on an investment when compared to the Fund’s benchmark, the
Bloomberg U.S. Long Credit Index. The Fund may also enter
into U.S. Treasury futures contracts for hedging purposes
and to manage duration or cash flows.
Q. What were the overall market conditions during the
Fund’s reporting period?
A . From the launch of the Fund through the end of the
reporting period, volatility returned to both the rates market as well as to credit spreads. The 10-year U.S. Treasury
moved up materially in both the month of September and
October 2023. Risk assets that had rallied through the
summer began to sell off. Fixed income asset classes with
greater duration exposure saw greater negative absolute
returns, all else equal. Long Duration U.S. investment-grade
(IG) rated credit continued to exhibit a strong technical
demand pressure for longer-dated paper, as IG corporate
issuers had generally avoided issuing longer-dated paper in
an effort to avoid locking-in long-term funding costs.
Q. How did we respond to these changing market
conditions?
A. The Fund management team runs portfolios that closely
mirror the benchmark in terms of overall credit beta and
duration. The team didn’t deviate from that long-term
philosophy. Our view is that credit spreads are trading tight relative to history, especially considering the uncertain
macroeconomic environment, leading us to believe that the
market is not necessarily pricing in greater uncertainties that could arise from tightening in credit conditions, particularly in the most cyclical and higher beta sectors. Given this view, the portfolio did tend to favor defensive, non-cyclical sectors in the investment universe and then was underweight
relative to the index in some of the more cyclical and lower quality segments of the investable universe. From a portfolio construction perspective, the team looked to find select
relative value opportunities at the front-end of the U.S.
Treasury (UST) yield curve given the curve inversion and
paired this with higher quality risk at the long-end of the
curve to serve as a ballast and protect the portfolio in the event of adverse credit market conditions.
Performance Overview
Since the Fund’s inception through October 31, 2023,
the Fund posted a -6.39% cumulative total return for the
period under review. In comparison, the Bloomberg U.S.
Long Credit Index, which measures the performance of
investment-grade corporate bonds, U.S. Treasuries and
government-related issues with maturities greater than 10
years, posted a -6.13% cumulative total return.
1
You can find
more of the Fund’s performance data in the Performance
Summary beginning on page 11 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Q. What were the leading contributors to performance?
A. Certain sector positioning positively contributed to relative performance. The portfolio was underweight Latin American
sovereigns that issue U.S. Dollar denominated debt, which
is a component of the Bloomberg U.S. Long Credit Index.
This sector underperformed in September 2023 and the
portfolio benefited as a result. UST yield curve positioning also marginally contributed to relative outperformance. The
portfolio had select exposure to bonds with shorter duration than the index and also an underweight to the 20yr point on
the yield curve.
Portfolio Composition
10/31/23
% of Total Net
Assets
Corporate Bonds 93.1%
Foreign Government and Agency Securities 2.7%
U.S. Government and Agency Securities 1.3%
Municipal Bonds 1.2%
Short-Term Investments & Other Net Assets 1.7%
1. Source: FactSet. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
54
.

Franklin Long Duration Credit Fund

franklintempleton.com
Annual Report
Q. What were the leading detractors from performance?
A. An underweight to the taxable municipal cohort of
the Bloomberg U.S. Long Credit Index detracted from
performance. These taxable municipals are less liquid than
comparable rated corporate bonds and there has been very
little new issuance in the primary market. Security selection also detracted from relative performance, in some instances
in certain defensive sectors that we expect to exhibit greater resiliency in the event that volatility persists.
Thank you for your continued participation in Franklin Long
Duration Credit Fund. We look forward to serving your future investment needs.
Josh Lohmeier, CFA
Michael Cho, CFA
George Bailey, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2023
Franklin Long Duration Credit Fund

franklintempleton.com
Annual Report
The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class R6: no sales charges.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Cumulative
Total Return
2
Average Annual
Total Return
3
–
Class R6
Since Inception (8/22/23) -6.39% -6.39%
30-Day Standardized Yield
5
Distribution
Rate
4
(with fee
waiver)
(without fee
waiver)
R6 1.01% 5.82% 5.51%
See page 13 for Performance Summary footnotes.

Franklin Long Duration Credit Fund
Performance Summary

franklintempleton.com
Annual Report
See page 13 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class R6
(8/22/23–10/31/23)

Franklin Long Duration Credit Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The Fund is newly organized, with a limited history of operations. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond's issuer, insurer or guarantor, may affect the bond's value. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund's prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 8/31/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the sum of the respective class’s past month’s daily distributions and the maximum offering price (NAV for Advisor Class)
per share on 10/31/23.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Source: FactSet. The Bloomberg U.S. Long Credit Index, which measures the performance of investment-grade corporate bonds, U.S. Treasuries and government-related issues with maturities greater than 10 years.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(8/22/23–10/31/23)
Net Investment
Income
R6 $0.093300
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
R6 0.09% 0.39%

Your Fund’s Expenses
Franklin Long Duration Credit Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. August 22, 2023 for Actual; May 1, 2023 for Hypothetical.
2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period for Hypothetical expenses. Non- recurring expenses are not annualized. For
Actual expenses, the multiplier is 70/365 to reflect the number of days since the commencement of operations.
3. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value
1
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
8/22/23–10/31/23
2,3
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
2,3
a
Net
Annualized
Expense
Ratio
3
R6 $1,000 $936.10 $1.10 $1,022.23 $3.01 0.59%

franklintempleton.com
Annual Report
Franklin Low Duration Total Return Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. We seek to invest in a combination of fixed income
securities, primarily from across the investment-grade
debt universe. We analyze securities using proprietary
and nonproprietary research to help us identify attractive
investment opportunities across the entire fixed income
opportunity set on a relative basis. When making investment
decisions, we evaluate business cycles, yield curves, and
values between and within markets. Through a low duration
portfolio, we seek to position the Fund to be less affected
by interest-rate changes than a fund with a higher duration.
In addition, we may use derivative transactions, such as
forwards, currency, interest rate/bond futures contracts and options on exchange-traded funds, and swap agreements
to obtain net long or short exposures to select currencies,
interest rates, countries, duration or credit risks.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Over the past 12 months, there have been significant
bouts of volatility within the fixed income markets. The
U.S. Federal Reserve (Fed) continued its aggressive
monetary policy tightening through the end of 2022 and
into the summer before pausing at its June 2023 meeting.
Proceeding cautiously, the Fed did a 25-basis point (bp)
hike in July, while not changing the rate in September.
Inflation measures continued to moderate over the period
with the 12-month change in the Consumer Price Index
(CPI) dropping to 3.7% by the end of September 2023. This
provided room for the Fed to assess the cumulative effect
of their rate hikes on the U.S. economy. However, U.S.
gross domestic product growth remained robust, and the job
market has shown little signs of slowing down which may
require additional Fed action. U.S. Treasury (UST) yields
generally rose over the past 12 months with the benchmark
10-year UST yield reaching its highest level since 2007 near period-end. Fixed income spreads generally tightened over
the period under review, but there was considerable volatility along the way.
Q. How did we respond to these changing market
conditions?
A. Through most of the year, we positioned the portfolio
defensively as we anticipated market volatility due to Fed
tightening. We emphasized investment-grade corporates
and securitized products that are high in the capital structure and were selective with regard to high-yield corporate credit and bank loans. Generally, we kept portfolio duration slightly shorter than the benchmark. Toward the end of the period,
as our economic outlook improved, we increasingly found
investment opportunities in lower rated credit, and as the
yield curve increasingly reflected our "higher for longer”
view for interest rates, we moved portfolio duration closer to neutral.
Performance Overview
The Fund’s Class A shares posted a +4.48% cumulative total
return for the 12 months under review. In comparison, the
Fund’s benchmark, the Bloomberg U.S. Government/Credit
Index: 1-3 Year Component, posted a +3.23% cumulative
total return.
1
The index measures the performance of
investment-grade, U.S. dollar-denominated, fixed-rate
Treasuries, government-related and corporate securities with at least one year up to, but not including, three years to final maturity. You can find more of the Fund’s performance data
in the Performance Summary beginning on page 17 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Q. What were the leading contributors to performance?
A. Exposure to corporate credit sectors (namely
collateralized loan obligations, high-yield and investment-
grade corporate bonds, and bank loans) was a leading
relative performance contributor. Our overweight allocation
to non-agency residential mortgage-backed securities and
commercial mortgage-backed securities also benefited
relative results.
Q. What were the leading detractors from performance?
A. There were no significant detractors from performance.
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
67
.

Franklin Low Duration Total Return Fund

franklintempleton.com
Annual Report
Q. Were there any significant changes to the Fund
during the reporting period?
A. Given our cautious macro outlook, we reduced risk and
increased liquidity over the course of the period. In particular, we reduced our exposure to bank loans, collateralized loan
obligations, and emerging market bonds, while increasing
investment-grade bonds. While we initially reduced high-
yield bonds, we selectively added to this asset class later
in the period as the economic outlook improved. We also
increased duration, ending the period with an overall
duration position similar to that of the benchmark.
Thank you for your continued participation in Franklin Low
Duration Total Return Fund. We look forward to serving your
future investment needs.
Sonal Desai, Ph.D.
Patrick Klein, Ph.D.
Tina Chou
Kent Burns, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
10/31/23
% of Total Net
Assets
U.S. Government and Agency Securities 35.1%
Corporate Bonds 33.2%
Asset-Backed Securities
*
11.8%
Residential Mortgage-Backed Securities 3.9%
Marketplace Loans 2.5%
Management Investment Companies 2.3%
Foreign Government and Agency Securities 2.0%
Commercial Mortgage-Backed Securities 1.7%
Mortgage-Backed Securities 1.3%
Municipal Bonds 1.1%
Other
†
0.6%
Short-Term Investments & Other Net Assets 4.5%
*
Includes non-agency residential mortgage backed securities, collateralized loan obligations and consumer loan certificates.
†
Categories within the Other category are listed in full in the Fund’s Schedule of Investments (SOI), which can be found later in this report.

Performance Summary as of October 31, 2023
Franklin Low Duration Total Return Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A : 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
1-Year +4.48% +2.14%
5-Year +6.64% +0.84%
10-Year +12.31% +0.94%
Advisor
1-Year +4.72% +4.72%
5-Year +7.92% +1.54%
10-Year +15.07% +1.41%
30-Day Standardized Yield
5
Share Class
Distribution
Rate
4
(with fee
waiver)
(without fee
waiver)
A 0.80% 4.47% 4.19%
Advisor 1.03% 4.79% 4.51%
See page 19 for Performance Summary footnotes.

Franklin Low Duration Total Return Fund
Performance Summary

franklintempleton.com
Annual Report
See page 19 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/31/13–10/31/23)
Advisor Class
(10/31/13–10/31/23)

Franklin Low Duration Total Return Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/29/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the sum of the respective class’s past month’s daily distributions and the maximum offering price (NAV for Advisor Class)
per share on 10/31/23.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Source: FactSet. The Bloomberg U.S. Government/Credit Index: 1-3 Year Component includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related (sovereign, agency, local authority and supranational) and corporate securities with at least one year up to, but not including three years to final maturity.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/22–10/31/23)
Share Class
Net Investment
Income
A $0.325929
C $0.291479
R $0.304412
R6 $0.357636
Advisor $0.347744
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.72% 0.96%
Advisor 0.47% 0.70%

Your Fund’s Expenses
Franklin Low Duration Total Return Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/23
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,005.50 $3.33 $1,021.88 $3.36 0.66%
C $1,000 $1,003.60 $5.36 $1,019.86 $5.40 1.06%
R $1,000 $1,004.30 $4.59 $1,020.62 $4.63 0.91%
R6 $1,000 $1,006.10 $1.52 $1,023.69 $1.53 0.30%
Advisor $1,000 $1,006.70 $2.06 $1,023.15 $2.08 0.41%

franklintempleton.com
Annual Report
Franklin Low Duration U.S. Government Securities Fund
Formerly, Franklin Adjustable U.S. Government Securities
Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. We employ a conservative investment strategy as we
strive to produce solid performance in a variety of interest-
rate climates. We choose securities using a value-oriented
approach, emphasizing the bonds’ economic fundamentals
in relation to comparable securities, as well as their historical prepayment performance.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Inflation levels and central bank action remained the
focus of financial markets during the 12-month period
under review, during which the U.S. Federal Reserve (Fed)
continued its aggressive action to address the decades-high
levels of inflation in the U.S. The Fed’s rate hike campaign was initiated in March 2022; the latest rate increase was a
25-basis point hike in the fed funds target rate in the July
2023 meeting, which was followed by two consecutive
pauses. At its most recent November 1st meeting, the Fed’s
post-meeting statement said “tighter financial” conditions
existed when compared to its September 2023 meeting,
which potentially signaled that the rise in long-term rates
has likely left the Fed with less to do in terms of raising
rates. Federal Reserve Chair Jerome Powell also noted that
he wasn't yet confident in ascertaining whether monetary
policy was restrictive enough, further highlighting the need for the committee to be data dependent. The U.S. Treasury
(UST) yield curve shifted higher during the 12-month period
under review, while remaining inverted, the latter of which
is often a sign of a slowing economy. Over the 12-month
period, headline inflation measures moved significantly lower such that a soft-landing scenario for the U.S. economy has
increasingly become a general market consensus.
Q. How did we respond to these changing market
conditions?
A. In anticipation of rates being higher for longer, we
maintained a duration position short of the benchmark,
especially in the front end of yield curve. The Fund also
increased its exposure to U.S. Treasuries, while reducing
agency mortgage-backed securities (MBS), post reset and
collateralized mortgage obligation (CMO) allocations.
Performance Overview
The Fund’s Class A shares posted a +2.66% cumulative
total return for the 12 months under review. In comparison,
the Fund’s new primary benchmark, the Bloomberg U.S.
Government Index: 1-3 Year Component, which is an
index of U.S. dollar-denominated, fixed-rate, nominal U.S.
Treasuries and U.S. agency debentures (securities issued by
U.S. government-owned or government-sponsored entities,
and debt explicitly guaranteed by the U.S. government)
with at least one year up to, but not including, three years to final maturity, posted a +2.92% cumulative total return.
1
The Fund’s prior primary benchmark, the Bloomberg U.S.
Government Index: 1-2 Year Component, posted a +3.27%
cumulative total return for the same period.
1
The Bloomberg
U.S. Government Index: 1-3 Year Component is replacing
the Bloomberg U.S. Government Index: 1-2 Year Component
as the Fund’s primary benchmark because the investment
manager believes that the benchmark better reflects the
Fund’s investment strategies. You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 23 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Portfolio Composition
10/31/23
% of Total Net
Assets
Mortgage-Backed Securities 64.3%
Commercial Mortgage-Backed Securities 19.9%
U.S. Government and Agency Securities 12.9%
Short-Term Investments & Other Net Assets 2.9%
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page

.

Franklin Low Duration U.S. Government Securities Fund

franklintempleton.com
Annual Report
Q. What were the leading contributors to performance?
A. The Fund remained invested in seasoned, shorter-
maturity, high-quality adjustable-rate mortgage securities
(ARMs) that tend to be less sensitive to interest-rate
changes, which benefited performance. We continued to
focus on diverse, seasoned, post-reset Fannie Mae (FNMA)
and Freddie Mac (FHLMC) ARMs with larger loan counts as
well as sequential CMO floaters backed by seasoned hybrid
ARM collateral. Our overweight allocation to agency hybrid
ARMs contributed to relative performance. Our yield-curve
positioning benefited results.
Q. What were the leading detractors from performance?
A. Our overweight allocation to CMOs contributed negatively
to returns, as did our overweight allocation to agency MBS.
Q. Were there any significant changes to the Fund
during the reporting period?
A. The Fund utilized treasury futures for duration
management as well as increased its exposure to nominal
treasuries. The Fund reduced exposure to fixed-rate
mortgages as well as select post reset hybrid ARMs.
Thank you for your continued participation in Franklin Low
Duration U.S. Government Securities Fund. We look forward
to serving your future investment needs.
Paul Varunok
Lead Portfolio Manager
Neil Dhruv
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2023
Franklin Low Duration U.S. Government Securities Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
1-Year +2.66% +0.38%
5-Year +1.89% -0.09%
10-Year +2.49% +0.02%
Advisor
1-Year +2.78% +2.78%
5-Year +3.16% +0.62%
10-Year +4.95% +0.48%
30-Day Standardized Yield
5
Share Class
Distribution
Rate
4
(with fee
waiver)
(without fee
waiver)
A 3.94% 3.52% 3.45%
Advisor 4.28% 3.86% 3.78%
See page 25 for Performance Summary footnotes.

Franklin Low Duration U.S. Government Securities Fund
Performance Summary

franklintempleton.com
Annual Report
See page 25 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/31/13–10/31/23)
Advisor Class
(10/31/13–10/31/23)

Franklin Low Duration U.S. Government Securities Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance
.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/29/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the sum of the respective class’s past month’s daily distributions and the maximum offering price (NAV for Advisor Class)
per share on 10/31/23.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Source: FactSet. The Bloomberg U.S. Government Index: 1-3 Year Component includes U.S. dollar-denominated, fixed-rate, nominal U.S. Treasuries and U.S. agency debentures (securities issued by U.S. government-owned or government-sponsored entities, and debt explicitly guaranteed by the U.S. government) with at least one year up to, but not including, three years to final maturity. The Bloomberg U.S. Government Index: 1-2 Year Component includes U.S. dollar-denominated, fixed-rate, nominal U.S.
Treasuries and U.S. agency debentures (securities issued by U.S. government-owned or government-sponsored entities, and debt explicitly guaranteed by the U.S. govern-
ment) with at least one year up to, but not including two years to final maturity.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/22–10/31/23)
Share Class
Net Investment
Income
A $0.246081
A1 $0.257256
C $0.215630
R6 $0.270096
Advisor $0.265269
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.84% 0.94%
Advisor 0.59% 0.68%

Your Fund’s Expenses
Franklin Low Duration U.S. Government Securities Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/23
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,012.60 $4.21 $1,021.02 $4.23 0.83%
A1 $1,000 $1,014.70 $3.46 $1,021.78 $3.47 0.68%
C $1,000 $1,010.50 $6.23 $1,019.00 $6.26 1.23%
R6 $1,000 $1,014.00 $2.79 $1,022.44 $2.80 0.55%
Advisor $1,000 $1,013.80 $2.94 $1,022.28 $2.96 0.58%

franklintempleton.com
Annual Report
Franklin Total Return Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. We seek to invest in a combination of fixed income
securities, primarily from across the investment-grade
debt universe. We analyze securities using proprietary
and nonproprietary research to help us identify attractive
investment opportunities, across the entire fixed income
opportunity set on a relative basis. The Fund may also invest up to 20% of its total assets in noninvestment-grade debt
securities. In addition, we may use derivative transactions, such as currency and currency forwards, interest rate/bond
futures contracts, options on exchange-traded funds and
swap agreements, to obtain net long or short exposures to
select currencies, interest rates, countries, duration or credit risks.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Over the past 12 months, there have been significant
bouts of volatility within the fixed income markets. The
U.S. Federal Reserve (Fed) continued its aggressive
monetary policy tightening through the end of 2022 and
into the summer before pausing at its June 2023 meeting.
Proceeding cautiously, the Fed did a 25-basis point (bp)
hike in July, while not changing the rate in September.
Inflation measures continued to moderate over the period
with the 12-month change in the Consumer Price Index
(CPI) dropping to 3.7% by the end of September 2023. This
provided room for the Fed to assess the cumulative effect
of their rate hikes on the U.S. economy. However, U.S.
gross domestic product growth remained robust, and the job
market has shown little signs of slowing down which may
require additional Fed action. U.S. Treasury (UST) yields
generally rose over the past 12 months with the benchmark
10-year UST yield reaching its highest level since 2007 near period-end. Fixed income spreads generally tightened over
the period under review, but there was considerable volatility along the way.
Q. How did we respond to these changing market
conditions?
A. For most of the period under review, we kept an
underweight overall duration position. This was based on
our assessment that yields remained too low, particularly
in the short- to intermediate-end of the yield curve. In our view, inflation continued to be more “sticky” than the Fed and market had anticipated. This resulted in the Fed increasing
rates at a rapid pace and will likely need to keep them
higher for longer. As yields increased towards the end of the period, we moved more to a neutral duration position. We
remained defensively positioned and favored short-duration,
high-quality investment-grade corporate bonds. With high
shorter-term yields, we found value as holdings provided
good income opportunities with limited duration or spread
widening risk.
Performance Overview
The Fund’s Class A shares posted a +1.14% cumulative
total return for the 12 months under review. In comparison,
the Fund’s benchmark, the Bloomberg U.S. Aggregate
Index, posted a +0.36% cumulative total return.
1
The index
measures the U.S. investment-grade, fixed-rate, taxable
bond market with index components for government and
corporate, mortgage pass through and asset-backed
securities. You can find the Fund’s long-term performance
data in the Performance Summary beginning on page 29 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Q. What were the leading contributors to performance?
A. We saw strong returns from our duration positioning
primarily by being underweight duration versus the
benchmark as UST yields rose substantially. Sector
allocations were also major contributors to relative returns for the period, especially in corporate credit sectors
including investment-grade (IG) and high-yield (HY) bonds,
senior-secured floating-rate bank loans, and collateralized
loan obligations (CLOs). Additionally, holdings in taxable
municipal bonds and our out-of-index allocation to
marketplace loans lifted performance. Security selection also boosted results, led by selection in HY corporate bonds.
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page

.

Franklin Total Return Fund

franklintempleton.com
Annual Report
Q. What were the leading detractors from performance?
A. Over the period under review, our underweight to agency
mortgage-backed securities (MBS) detracted from relative
results. Security selection in MBS was also a drag on returns for the year.
Q. Were there any significant changes to the Fund
during the reporting period?
A. Given our cautious macro-outlook, we reduced risk and
increased liquidity over the course of the period. In particular, we reduced high-yield, bank loans, CLOs, municipals and
emerging market bonds, while increasing investment-grade
bonds and MBS. We also increased duration, ending the
period with an overall duration position like that of the
benchmark.
Thank you for your continued participation in Franklin
Total Return Fund. We look forward to serving your future
investment needs.
Sonal Desai, Ph.D.
Patrick Klein, Ph.D.
Tina Chou
Thomas Runkel, CFA
Josh Lohmeier, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
10/31/23
% of Total Net
Assets
Mortgage-Backed Securities 30.6%
U.S. Government and Agency Securities 26.0%
Corporate Bonds 23.3%
Management Investment Companies 11.1%
Asset-Backed Securities
*
7.2%
Residential Mortgage-Backed Securities 3.6%
Foreign Government and Agency Securities 2.2%
Municipal Bonds 1.8%
Marketplace Loans 1.6%
Commercial Mortgage-Backed Securities 1.5%
Other
†
0.6%
Short-Term Investments & Other Net Assets -9.5%
*
Includes non-agency residential mortgage backed securities, collateralized loan obligations and consumer loan certificates.
†
Categories within the Other category are listed in full in the Fund’s Schedule of Investments (SOI), which can be found later in this report.

Performance Summary as of October 31, 2023
Franklin Total Return Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +1.14% -2.66%
5-Year -2.81% -1.32%
10-Year +4.20% +0.03%
Advisor
1-Year +1.39% +1.39%
5-Year -1.69% -0.34%
10-Year +6.83% +0.66%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 1.88% 4.19% 4.10%
Advisor 2.19% 4.57% 4.48%
See page 31 for Performance Summary footnotes.

Franklin Total Return Fund
Performance Summary

franklintempleton.com
Annual Report
See page 31 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/31/13–10/31/23)
Advisor Class
(10/31/13–10/31/23)

Franklin Total Return Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls . Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value . Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/29/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the sum of the respective class’s past month’s daily distributions and the maximum offering price (NAV for Advisor Class)
per share on 10/31/23.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: FactSet. The Bloomberg U.S. Aggregate Index measures the performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and nonagency).
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/22–10/31/23)
Share Class
Net Investment
Income
A $0.272079
C $0.239692
R $0.251716
R6 $0.301673
Advisor $0.292582
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.91% 1.00%
Advisor 0.66% 0.74%

Your Fund’s Expenses
Franklin Total Return Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/23
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $937.10 $4.06 $1,021.02 $4.23 0.83%
C $1,000 $934.70 $6.01 $1,018.99 $6.28 1.23%
R $1,000 $936.80 $5.29 $1,019.74 $5.52 1.08%
R6 $1,000 $939.20 $2.29 $1,022.84 $2.39 0.47%
Advisor $1,000 $938.60 $2.83 $1,022.29 $2.95 0.58%

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.28 $7.89 $7.35 $8.18 $8.70
Income from investment operations
a
:
Net investment income
b
......................... 0.627 0.359 0.296 0.332 0.441
Net realized and unrealized gains (losses) ........... 0.330 (0.607) 0.545 (0.808) (0.515)
Total from investment operations .................... 0.957 (0.248) 0.841 (0.476) (0.074)
Less distributions from:
Net investment income .......................... (0.607) (0.362) (0.301) (0.355) (0.446)
Net asset value, end of year ....................... $7.63 $7.28 $7.89 $7.35 $8.18
Total return
c
................................... 13.59% (3.25)% 11.79% (6.00)% (0.88)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.97% 0.95% 1.00% 0.96% 0.89%
Expenses net of waiver and payments by affiliates ....... 0.94% 0.92%
d
0.98%
d
0.93%
d
0.86%
d
Net investment income ........................... 8.35% 4.68% 3.86% 4.33% 5.21%
Supplemental data
Net assets, end of year (000’s) ..................... $873,367 $828,324 $803,542 $717,021 $1,049,359
Portfolio turnover rate ............................ 30.81% 37.05% 66.03% 32.39% 23.23%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.28 $7.89 $7.36 $8.18 $8.70
Income from investment operations
a
:
Net investment income
b
......................... 0.595 0.325 0.268 0.306 0.407
Net realized and unrealized gains (losses) ........... 0.332 (0.604) 0.532 (0.804) (0.514)
Total from investment operations .................... 0.927 (0.279) 0.800 (0.498) (0.107)
Less distributions from:
Net investment income .......................... (0.577) (0.331) (0.270) (0.323) (0.413)
Net asset value, end of year ....................... $7.63 $7.28 $7.89 $7.36 $8.18
Total return
c
................................... 13.14% (3.63)% 11.34% (6.39)% (1.39)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.37% 1.35% 1.40% 1.36% 1.29%
Expenses net of waiver and payments by affiliates ....... 1.34% 1.32%
d
1.38%
d
1.33%
d
1.26%
d
Net investment income ........................... 7.92% 4.24% 3.50% 3.98% 4.81%
Supplemental data
Net assets, end of year (000’s) ..................... $80,606 $89,383 $100,317 $160,194 $296,134
Portfolio turnover rate ............................ 30.81% 37.05% 66.03% 32.39% 23.23%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.29 $7.90 $7.37 $8.19 $8.71
Income from investment operations
a
:
Net investment income
b
......................... 0.652 0.446 0.317 0.363 0.463
Net realized and unrealized gains (losses) ........... 0.334 (0.668) 0.541 (0.804) (0.508)
Total from investment operations .................... 0.986 (0.222) 0.858 (0.441) (0.045)
Less distributions from:
Net investment income .......................... (0.636) (0.388) (0.328) (0.380) (0.475)
Net asset value, end of year ....................... $7.64 $7.29 $7.90 $7.37 $8.19
Total return .................................... 13.99% (2.92)% 12.15% (5.69)% (0.54)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.60% 0.67% 0.72% 0.69% 0.57%
Expenses net of waiver and payments by affiliates ....... 0.57% 0.58%
c
0.63%
c
0.59%
c
0.53%
c
Net investment income ........................... 8.65% 5.96% 4.09% 4.71% 5.54%
Supplemental data
Net assets, end of year (000’s) ..................... $117,289 $201,719 $24,999 $9,568 $18,764
Portfolio turnover rate ............................ 30.81% 37.05% 66.03% 32.39% 23.23%
d
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.28 $7.89 $7.36 $8.18 $8.71
Income from investment operations
a
:
Net investment income
b
......................... 0.643 0.365 0.315 0.358 0.463
Net realized and unrealized gains (losses) ........... 0.333 (0.594) 0.535 (0.806) (0.525)
Total from investment operations .................... 0.976 (0.229) 0.850 (0.448) (0.062)
Less distributions from:
Net investment income .......................... (0.626) (0.381) (0.320) (0.373) (0.468)
Net asset value, end of year ....................... $7.63 $7.28 $7.89 $7.36 $8.18
Total return .................................... 13.87% (3.01)% 12.06% (5.78)% (0.74)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.72% 0.70% 0.75% 0.71% 0.64%
Expenses net of waiver and payments by affiliates ....... 0.69% 0.67%
c
0.73%
c
0.68%
c
0.61%
c
Net investment income ........................... 8.55% 4.74% 4.09% 4.65% 5.46%
Supplemental data
Net assets, end of year (000’s) ..................... $319,093 $300,958 $434,688 $376,997 $858,071
Portfolio turnover rate ............................ 30.81% 37.05% 66.03% 32.39% 23.23%
d
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2023
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 6.1%
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. .......................... United States 287,830 $ 52,529
Machinery 1.2%
a,b
UTEX Industries, Inc. .................................. United States 261,340 16,595,090
Oil, Gas & Consumable Fuels 4.9%
b
Quarternorth Energy Holding, Inc. ......................... United States 504,224 68,112,343
Total Common Stocks (Cost $75,728,344) ......................................
84,759,962
Management Investment Companies 0.9%
Capital Markets 0.9%
c
Invesco Senior Loan ETF ............................... United States 615,695 12,806,456
Total Management Investment Companies (Cost $13,283,196) ....................
12,806,456
Preferred Stocks 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. .......................... United States 681,685 10,225
a
Total Preferred Stocks (Cost $919,936) .........................................
10,225
Warrants
Warrants 0.0%
†
Machinery 0.0%
†
a,b,d
UTEX Industries, Inc., 2/20/49 ............................ United States 634 1,185
Total Warrants (Cost $–) ......................................................
1,185
Principal
Amount
*
Corporate Bonds 5.5%
Air Freight & Logistics 0.3%
e
Rand Parent LLC , Senior Secured Note , 144A, 8.5% , 2/15/30 .... United States 5,050,000 4,616,387
Capital Markets 0.1%
e
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 1,600,000 1,365,239
Chemicals 0.2%
e
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A, 4.875% ,
5/01/28 ........................................... United States 3,900,000 3,371,988
Commercial Services & Supplies 0.7%
e
Allied Universal Holdco LLC / Allied Universal Finance Corp. , Senior
Secured Note , 144A, 6.625% , 7/15/26 .................... United States 4,900,000 4,592,892
e
GFL Environmental, Inc. ,
Senior Secured Note, 144A, 4.25%, 6/01/25 ............... Canada 1,300,000 1,251,079
Senior Secured Note, 144A, 3.5%, 9/01/28 ................ Canada 2,300,000 1,971,998
e
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 5.25% , 4/15/24 ..................... United States 2,000,000 1,989,232
9,805,201
Construction Materials 0.3%
e
Cemex SAB de CV , Senior Bond , 144A, 5.2% , 9/17/30 ......... Mexico 3,875,000 3,514,635
Containers & Packaging 0.5%
e
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. , Senior
Secured Note , 144A, 4.125% , 8/15/26 .................... United States 3,800,000 3,357,376

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
e
Mauser Packaging Solutions Holding Co. , Senior Secured Note ,
144A, 7.875% , 8/15/26 ................................ United States 694,400 $ 651,082
e
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 1,125,000 958,301
e
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 2,500,000 2,184,122
7,150,881
Diversified Consumer Services 0.2%
e
WW International, Inc. , Senior Secured Note , 144A, 4.5% , 4/15/29 United States 5,520,000 3,454,775
Diversified Telecommunication Services 0.3%
e
Altice France SA ,
Senior Secured Note, 144A, 5.125%, 7/15/29 .............. France 2,000,000 1,370,693
Senior Secured Note, 144A, 5.5%, 10/15/29 ............... France 3,730,000 2,568,648
3,939,341
Entertainment 0.2%
e
Banijay Entertainment SASU , Senior Secured Note , 144A, 8.125% ,
5/01/29 ........................................... France 2,300,000 2,244,461
Ground Transportation 0.0%
†
e
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 500,000 403,080
Health Care Equipment & Supplies 0.1%
e
Bausch & Lomb Escrow Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 .......................................... United States 1,320,000 1,312,740
Health Care Providers & Services 0.4%
e
MPH Acquisition Holdings LLC , Senior Secured Note , 144A, 5.5% ,
9/01/28 ........................................... United States 1,334,000 1,135,429
e
RP Escrow Issuer LLC , Senior Secured Note , 144A, 5.25% ,
12/15/25 .......................................... United States 5,350,000 3,817,600
4,953,029
Hotels, Restaurants & Leisure 0.1%
e
International Game Technology plc , Senior Secured Note , 144A,
5.25% , 1/15/29 ..................................... United States 2,300,000 2,094,817
Independent Power and Renewable Electricity Producers 0.3%
e
Calpine Corp. , Senior Secured Note , 144A, 4.5% , 2/15/28 ....... United States 4,400,000 3,971,566
Insurance 0.1%
e
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
4.25% , 2/15/29 ..................................... United States 1,470,600 1,207,523
Media 0.4%
e
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 4,300,000 3,771,831
e
Radiate Holdco LLC / Radiate Finance, Inc. , Senior Secured Note ,
144A, 4.5% , 9/15/26 ................................. United States 1,600,000 1,224,918
e
Univision Communications, Inc. , Senior Secured Note , 144A,
5.125% , 2/15/25 ..................................... United States 1,093,556 1,068,951
6,065,700
Oil, Gas & Consumable Fuels 0.2%
Cheniere Energy, Inc. , Senior Secured Note , 4.625% , 10/15/28 ...
United States 2,400,000 2,195,003

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines 0.8%
e
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 4,833,333 $ 4,704,929
e
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 4,000,000 3,888,775
e
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 2,485,000 2,307,595
10,901,299
Personal Care Products 0.2%
e
Coty, Inc. , Senior Secured Note , 144A, 5% , 4/15/26 ............ United States 2,400,000 2,295,444
Wireless Telecommunication Services 0.1%
e
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.25% ,
1/31/31 ........................................... United Kingdom 1,430,000 1,126,156
Total Corporate Bonds (Cost $83,466,899) ......................................
75,989,265
f
Senior Floating Rate Interests 80.1%
g
Aerospace & Defense 1.0%
h
Alloy FinCo Ltd. , Term Loan, B , PIK, 14% , ( 3-month USD LIBOR +
0.5% ), 3/06/25 ...................................... United Kingdom 12,519,696 12,042,884
Dynasty Acquisition Co., Inc. ,
2023 Specified Refinancing CME Term Loan, B-1, 9.324%,
(1-month SOFR + 4%), 8/24/28 ......................... United States 1,075,682 1,064,657
2023 Specified Refinancing CME Term Loan, B-2, 9.324%,
(1-month SOFR + 4%), 8/24/28 ......................... United States 461,007 456,281
13,563,822
a a a a a a
Air Freight & Logistics 1.4%
i,j
Forward Air Corp. , Covenant-Lite Senior Secured CME Term Loan,
B , TBD, 9/20/30 ..................................... United States 3,176,471 3,040,153
g
Kenan Advantage Group, Inc. (The) ,
CME Term Loan, B-2, 9.727%, (6-month SOFR + 4%), 3/24/26 .. United States 935,156 934,576
U.S. Term Loan, B1, 9.477%, (6-month SOFR + 4.178%), 3/24/26 United States 6,441,075 6,431,575
g
Rand Parent LLC , First Lien, CME Term Loan, B , 9.64% , ( 3-month
SOFR + 4.25% ), 3/17/30 .............................. United States 9,974,049 9,631,241
20,037,545
a a a a a a
g
Automobile Components 2.9%
Adient US LLC , CME Term Loan, B1 , 8.689% , ( 1-month SOFR +
3.25% ), 4/10/28 ..................................... United States 4,531,863 4,536,101
Clarios Global LP , First Lien, 2023 CME Term Loan , 9.074% ,
( 1-month SOFR + 3.75% ), 5/06/30 ....................... United States 2,035,807 2,035,298
DexKo Global, Inc. ,
First Lien, 2023 Incremental CME Term Loan, 9.64%, (3-month
SOFR + 4.25%), 10/04/28 ............................. United States 1,578,947 1,528,950
First Lien, Closing Date Term Loan, 9.402%, (3-month SOFR +
3.75%), 10/04/28 .................................... United States 4,595,691 4,408,738
First Brands Group LLC ,
2022-II Incremental CME Term Loan, 10.881%, (6-month SOFR +
5%), 3/30/27 ....................................... United States 8,226,602 8,113,486
First Lien, 2021 CME Term Loan, 10.881%, (6-month SOFR + 5%),
3/30/27 ........................................... United States 7,621,574 7,532,631
Second Lien, 2021 Term Loan, 14.381%, (6-month SOFR + 8.5%),
3/30/28 ........................................... United States 5,920,469 5,589,900
Highline Aftermarket Acquisition LLC , First Lien, Initial Term Loan ,
9.924% , ( 1-month SOFR + 4.5% ), 11/09/27 ................ United States 620,376 614,482

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Automobile Components (continued)
Tenneco, Inc. , First Lien, CME Term Loan, B , 10.477% , ( 3-month
SOFR + 5% ), 11/17/28 ................................ United States 5,421,466 $ 4,524,810
TI Group Automotive Systems LLC , Refinancing U.S. Term Loan ,
8.689% , ( 1-month SOFR + 3.25% ), 12/16/26 ............... United States 1,355,380 1,356,505
40,240,901
a a a a a a
Automobiles 0.6%
g
American Trailer World Corp. , First Lien, Initial CME Term Loan ,
9.174% , ( 1-month SOFR + 3.75% ), 3/03/28 ................ United States 8,139,039 7,677,840
g
Beverages 0.8%
City Brewing Co. LLC , First Lien, Closing Date Term Loan , 9.164% ,
( 3-month SOFR + 3.5% ), 4/05/28 ........................ United States 6,218,992 4,573,540
Naked Juice LLC , First Lien, Initial CME Term Loan , 8.74% , ( 3-month
SOFR + 3.25% ), 1/24/29 .............................. United States 1,749,640 1,614,227
Triton Water Holdings, Inc. , First Lien, Initial Term Loan , 8.902% ,
( 3-month SOFR + 3.25% ), 3/31/28 ....................... United States 5,158,288 4,899,780
11,087,547
a a a a a a
g
Building Products 0.2%
Cornerstone Building Brands, Inc. , CME Term Loan, B , 8.685% ,
( 1-month SOFR + 3.25% ), 4/12/28 ....................... United States 2,895,526 2,760,406
Quikrete Holdings, Inc. , First Lien, Fourth Amendment CME Term
Loan , 8.189% , ( 1-month SOFR + 2.75% ), 3/19/29 ........... United States 9,850 9,857
2,770,263
a a a a a a
Capital Markets 3.0%
i,j
Aretec Group, Inc. , CME Term Loan , TBD, 1/01/38 ............ United States 6,034,483 5,853,448
g
Citadel Securities LP , CME Term Loan , 7.939% , ( 1-month SOFR +
2.5% ), 7/29/30 ...................................... United States 4,455,173 4,444,347
g
Deerfield Dakota Holding LLC , First Lien, Initial Dollar CME Term
Loan , 9.14% , ( 3-month SOFR + 3.75% ), 4/09/27 ............ United States 2,727,460 2,637,686
g
Edelman Financial Engines Center LLC (The) , First Lien, 2021 Initial
Term Loan , 8.931% , ( 1-month SOFR + 3.5% ), 4/07/28 ........ United States 5,151,244 5,070,473
i,j
GTCR W Merger Sub LLC , USD CME Term Loan, B , TBD, 9/20/30 United States 7,597,826 7,553,493
g
Jane Street Group LLC , Dollar Term Loan , 8.189% , ( 1-month SOFR
+ 2.75% ), 1/26/28 ................................... United States 4,861,583 4,856,114
g
Osmosis Buyer Ltd. , 2022 Refinancing CME Term Loan, B , 9.082% ,
( 1-month SOFR + 3.75% ), 7/31/28 ....................... United Kingdom 6,178,297 6,070,887
g,j
Russell Investments US Institutional Holdco, Inc. , 2025 CME Term
Loan , 8.916% , ( 1-month SOFR + 3.5% ), 5/30/25 ............ United States 5,792,219 5,509,848
41,996,296
a a a a a a
g
Chemicals 4.3%
ASP Unifrax Holdings, Inc. , First Lien, USD CME Term Loan , 9.29% ,
( 3-month SOFR + 3.75% ), 12/12/25 ...................... United States 9,326,212 8,713,200
CPC Acquisition Corp. , First Lien, Initial Term Loan , 9.402% ,
( 3-month SOFR + 3.75% ), 12/29/27 ...................... United States 2,696,726 2,134,756
Cyanco Intermediate 2 Corp. , Initial CME Term Loan , 10.074% ,
( 1-month SOFR + 4.75% ), 7/10/28 ....................... United States 7,061,340 7,037,084
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 10.033%, (3-month SOFR +
4.5%), 3/15/29 ...................................... United States 6,715,000 6,226,484
Second Lien, Initial CME Term Loan, 12.864%, (1-month SOFR +
7.438%), 3/15/30 .................................... United States 2,093,023 1,716,279
Ineos Quattro Holdings UK Ltd. , 2030 Dollar CME Term Loan, B ,
9.174% , ( 1-month SOFR + 3.75% ), 3/14/30 ................ United Kingdom 1,734,783 1,695,750

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Chemicals (continued)
INEOS Styrolution Group GmbH , 2026 Dollar Term Loan, B , 8.189% ,
( 1-month SOFR + 2.75% ), 1/29/26 ....................... United Kingdom 4,226,160 $ 4,165,958
INEOS US Finance LLC , 2027-II Dollar CME Term Loan , 9.174% ,
( 1-month SOFR + 3.75% ), 11/08/27 ...................... Luxembourg 1,472,600 1,459,052
LSF11 A5 Holdco LLC , CME Term Loan , 8.939% , ( 1-month SOFR +
3.5% ), 10/15/28 ..................................... United States 4,442,141 4,331,998
Lummus Technology Holdings V LLC , 2021 Refinancing Term Loan,
B , 8.939% , ( 1-month SOFR + 3.5% ), 6/30/27 ............... United States 3,107,746 3,093,574
Nouryon Finance BV , Extended Dollar CME Term Loan , 9.434% ,
( 1-month SOFR + 4% ), 4/03/28 ......................... Netherlands 2,083,333 2,040,365
PMHC II, Inc. , Initial CME Term Loan, B , 9.807% , ( 3-month SOFR +
4.25% ), 4/23/29 ..................................... United States 13,173,644 11,989,400
SCIH Salt Holdings, Inc. , First Lien, Incremental Term Loan, B1 ,
9.439% , ( 1-month SOFR + 4% ), 3/16/27 .................. United States 5,134,624 5,073,676
59,677,576
a a a a a a
g
Commercial Services & Supplies 4.2%
Allied Universal Holdco LLC ,
Amendment No. 3 CME Term Loan, 10.074%, (1-month SOFR +
4.75%), 5/12/28 ..................................... United States 833,333 810,421
Initial U.S. Dollar CME Term Loan, 9.174%, (1-month SOFR +
3.75%), 5/12/28 ..................................... United States 4,032,466 3,837,234
Amentum Government Services Holdings LLC , First Lien, CME Term
Loan, 3 , 9.335% , ( 1-month SOFR + 4% ), 2/15/29 ............ United States 9,988,323 9,797,946
APX Group, Inc. , Initial Term Loan , 8.929% , ( 3-month SOFR +
2.25%; 3-month SOFR + 3.25% ), 7/10/28 .................. United States 3,101,275 3,102,252
CCI Buyer, Inc. , First Lien, Initial CME Term Loan , 9.39% , ( 3-month
SOFR + 4% ), 12/17/27 ................................ United States 5,426,332 5,318,945
Covanta Holding Corp. ,
2023 Incremental CME Term Loan, B, 8.332%, (1-month SOFR +
3%), 11/30/28 ...................................... United States 1,285,412 1,275,572
2023 Incremental CME Term Loan, C, 8.332%, (1-month SOFR +
3%), 11/30/28 ...................................... United States 96,406 95,668
Indicor LLC , First Lien, Initial Dollar CME Term Loan , 9.89% ,
( 3-month SOFR + 4.5% ), 11/22/29 ....................... United States 1,932,039 1,930,310
Madison IAQ LLC , Term Loan , 8.703% , ( 1-month USD LIBOR +
3.25% ), 6/21/28 ..................................... United States 5,673,421 5,480,780
Pitney Bowes, Inc. , Refinancing CME Term Loan, B , 9.439% ,
( 1-month SOFR + 4% ), 3/17/28 ......................... United States 14,408,531 13,814,179
Prime Security Services Borrower LLC , First Lien, 2023 Refinancing
CME Term Loan, B-1 , 7.832% , ( 1-month SOFR + 2.5% ), 10/13/30 United States 4,864,108 4,859,560
Spin Holdco, Inc. , Initial Term Loan , 9.664% , ( 3-month SOFR +
4% ), 3/04/28 ....................................... United States 8,764,188 7,539,173
57,862,040
a a a a a a
Communications Equipment 0.6%
g
CommScope, Inc. , Initial Term Loan , 8.689% , ( 1-month SOFR +
3.25% ), 4/06/26 ..................................... United States 9,151,167 7,873,802
g
Construction & Engineering 0.6%
USIC Holdings, Inc. , First Lien, Initial Term Loan , 8.931% , ( 1-month
SOFR + 3.5% ), 5/12/28 ............................... United States 6,824,101 6,605,525
Zekelman Industries, Inc. , 2020 Term Loan , 7.449% , ( 1-month SOFR
+ 2% ), 1/24/27 ...................................... United States 1,364,635 1,363,305
7,968,830
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Consumer Staples Distribution & Retail 1.2%
GNC Holdings, Inc. , Second Lien, Term Loan , 11.415% , ( 1-month
USD LIBOR + 6% ), 10/07/26 ........................... United States 14,754,161 $ 13,450,926
Shearer's Foods LLC , First Lien, Refinancing CME Term Loan ,
8.939% , ( 1-month SOFR + 3.5% ), 9/23/27 ................. United States 3,828,821 3,824,035
17,274,961
a a a a a a
g
Containers & Packaging 2.0%
Charter Next Generation, Inc. , First Lien, 2021 Initial Term Loan ,
9.189% , ( 1-month SOFR + 3.75% ), 12/01/27 ............... United States 9,383,707 9,156,762
Kleopatra Finco SARL , USD CME Term Loan, B , 10.476% , ( 6-month
SOFR + 4.725% ), 2/12/26 ............................. Luxembourg 4,341,779 4,113,836
j
Mauser Packaging Solutions Holding Co. , Initial CME Term Loan ,
9.319% , ( 1-month SOFR + 4% ), 8/14/26 .................. United States 9,018,750 8,769,968
Pactiv Evergreen, Inc. , U.S. CME Term Loan, B3 , 8.689% , ( 1-month
SOFR + 3.25% ), 9/24/28 .............................. United States 1,534,124 1,529,153
ProAmpac PG Borrower LLC , 2023-1 CME Term Loan CME Term
SOFR+4.5 , 10.585% , ( 3-month SOFR + 3.5%; 3-month SOFR +
4.5% ), 9/15/28 ...................................... United States 4,040,741 3,992,777
27,562,496
a a a a a a
g
Diversified Consumer Services 1.6%
KUEHG Corp. , Initial CME Term Loan , 10.39% , ( 3-month SOFR +
5% ), 6/12/30 ....................................... United States 6,000,000 6,005,790
Learning Care Group (US) No. 2, Inc. , Initial CME Term Loan ,
10.141% , ( 3-month SOFR + 4.75% ), 8/11/28 ............... United States 1,710,310 1,714,056
Pre-Paid Legal Services, Inc. , First Lien, Initial Term Loan , 8.939% ,
( 1-month SOFR + 3.5% ), 12/15/28 ....................... United States 1,423,628 1,394,393
Sedgwick Claims Management Services, Inc. , 2023 CME Term Loan ,
9.074% , ( 1-month SOFR + 3.75% ), 2/24/28 ................ United States 10,214,529 10,191,393
WW International, Inc. , Initial Term Loan , 8.939% , ( 1-month SOFR +
3.5% ), 4/13/28 ...................................... United States 4,681,981 3,347,616
22,653,248
a a a a a a
g
Diversified Telecommunication Services 1.4%
Global Tel*Link Corp. ,
First Lien, CME Term Loan, 9.783%, (3-month SOFR + 4.25%),
11/29/25 .......................................... United States 11,787,866 11,415,075
Second Lien, CME Term Loan, 15.533%, (3-month SOFR + 10%),
11/29/26 .......................................... United States 7,895,149 6,947,731
Zayo Group Holdings, Inc. , Initial Dollar Term Loan , 8.439% ,
( 1-month SOFR + 3% ), 3/09/27 ......................... United States 1,755,569 1,487,985
19,850,791
a a a a a a
Electrical Equipment 0.1%
g
AZZ, Inc. , Initial CME Term Loan , 9.074% , ( 1-month SOFR + 3.75% ),
5/13/29 ........................................... United States 1,924,172 1,927,953
g
Entertainment 0.8%
AMC Entertainment Holdings, Inc. , Term Loan, B1 , 8.447% , ( 1-month
USD LIBOR + 3% ), 4/22/26 ............................ United States 1,948,980 1,598,378
Banijay Entertainment SAS , USD Term Loan, B , 9.169% , ( 1-month
SOFR + 3.75% ), 3/01/28 .............................. France 1,928,462 1,926,775
Playtika Holding Corp. , Term Loan, B1 , 8.189% , ( 1-month SOFR +
2.75% ), 3/13/28 ..................................... United States 5,178,724 5,032,477

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Entertainment (continued)
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC) , First Lien, Term Loan, B1 , 8.189% , ( 1-month SOFR
+ 2.75% ), 5/18/25 ................................... United States 2,049,802 $ 2,050,714
10,608,344
a a a a a a
g
Financial Services 1.5%
Belfor Holdings, Inc. , First Lien, CME Term Loan, B2 , 9.574% ,
( 1-month SOFR + 4.25% ), 4/06/26 ....................... United States 694,596 695,899
Mercury Borrower, Inc. , First Lien, Initial CME Term Loan , 8.939% ,
( 1-month SOFR + 3.5% ), 8/02/28 ........................ United States 6,397,121 6,287,858
Red Planet Borrower LLC , Initial CME Term Loan , 9.174% , ( 1-month
SOFR + 3.75% ), 10/02/28 ............................. United States 4,802,971 4,495,053
Verscend Holding Corp. , Term Loan, B1 , 9.439% , ( 1-month SOFR +
4% ), 8/27/25 ....................................... United States 8,842,066 8,848,520
20,327,330
a a a a a a
Food Products 0.1%
g
Primary Products Finance LLC , CME Term Loan, B , 9.546% ,
( 3-month SOFR + 4% ), 4/01/29 ......................... United States 1,978,043 1,973,632
g
Ground Transportation 0.5%
Avis Budget Car Rental LLC , CME Term Loan, C , 8.924% , ( 1-month
SOFR + 3.5% ), 3/16/29 ............................... United States 1,674,500 1,678,334
PECF USS Intermediate Holding III Corp. , Initial Term Loan , 9.894% ,
( 1-month SOFR + 4.25%; 3-month SOFR + 4.25% ), 12/15/28 ... United States 6,940,244 5,273,753
6,952,087
a a a a a a
g
Health Care Equipment & Supplies 0.9%
Bausch + Lomb Corp. , Initial CME Term Loan , 8.755% , ( 3-month
SOFR + 3.25% ), 5/10/27 .............................. United States 2,992,424 2,869,451
Medline Borrower LP , Initial Dollar Term Loan , 8.689% , ( 1-month
SOFR + 3.25% ), 10/23/28 ............................. United States 6,300,445 6,266,989
US Radiology Specialists, Inc. (US Outpatient Imaging Services,
Inc.) , Closing Date Term Loan , 10.74% , ( 3-month SOFR + 5.25% ),
12/15/27 .......................................... United States 4,200,689 3,980,153
13,116,593
a a a a a a
g
Health Care Providers & Services 6.6%
ADMI Corp. ,
Amendment No. 4 Refinancing Term Loan, 8.814%, (1-month
SOFR + 3.375%), 12/23/27 ............................ United States 5,047,440 4,545,875
Amendment No. 5 Incremental Term Loan, 9.189%, (1-month
SOFR + 3.75%), 12/23/27 ............................. United States 924,995 837,893
Aveanna Healthcare LLC , First Lien, 2021 Extended Term Loan ,
9.272% , ( 3-month SOFR + 3.75% ), 7/17/28 ................ United States 2,106,589 1,902,187
j
Charlotte Buyer, Inc. , First Lien, Initial CME Term Loan, B , 10.591% ,
( 1-month SOFR + 5.25% ), 2/11/28 ....................... United States 6,914,220 6,848,812
CNT Holdings I Corp. , First Lien, Initial CME Term Loan , 8.926% ,
( 3-month SOFR + 3.5% ), 11/08/27 ....................... United States 5,043,767 5,025,256
eResearchTechnology, Inc. , First Lien, Initial CME Term Loan ,
9.939% , ( 1-month SOFR + 4.5% ), 2/04/27 ................. United States 2,920,603 2,827,757
FINThrive Software Intermediate Holdings, Inc. ,
First Lien, Initial Term Loan, 9.439%, (1-month SOFR + 4%),
12/18/28 .......................................... United States 5,189,115 4,118,860
Second Lien, Initial Term Loan, 12.189%, (1-month SOFR +
6.75%), 12/17/29 .................................... United States 779,707 473,477

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Health Care Providers & Services (continued)
j
Global Medical Response, Inc. , 2018 New Term Loan , 9.895% ,
( 3-month SOFR + 4.25% ), 3/14/25 ....................... United States 2,400,000 $ 1,570,008
Medical Solutions Holdings, Inc. , First Lien, Initial Term Loan ,
8.772% , ( 3-month SOFR + 3.25% ), 11/01/28 ............... United States 4,825,908 4,511,476
MPH Acquisition Holdings LLC , Initial Term Loan , 9.916% , ( 3-month
SOFR + 4.25% ), 9/01/28 .............................. United States 6,307,810 5,869,323
National Mentor Holdings, Inc. ,
First Lien, Initial CME Term Loan, 9.187%, (1-month SOFR +
3.75%; 3-month SOFR + 3.75%), 3/02/28 .................. United States 5,776,836 5,056,551
First Lien, Initial Term Loan, C, 9.24%, (3-month SOFR + 3.75%),
3/02/28 ........................................... United States 199,681 174,784
Pacific Dental Services LLC , Term Loan , 8.94% , ( 1-month SOFR +
3.5% ), 5/05/28 ...................................... United States 2,625,365 2,616,334
j
Pathway Vet Alliance LLC , First Lien, 2021 Replacement Term Loan ,
9.189% , ( 1-month SOFR + 3.75% ), 3/31/27 ................ United States 6,766,837 6,185,735
Phoenix Guarantor, Inc. , First Lien, Term Loan, B3 , 8.931% ,
( 1-month SOFR + 3.5% ), 3/05/26 ........................ United States 4,599,189 4,572,169
Phoenix Newco, Inc. , First Lien, Initial Term Loan , 8.681% , ( 1-month
SOFR + 3.25% ), 11/15/28 ............................. United States 4,595,951 4,547,418
Pluto Acquisition I, Inc. , First Lien, 2021 Term Loan , 9.684% ,
( 3-month SOFR + 4% ), 6/22/26 ......................... United States 2,294,133 1,932,807
j
Radiology Partners, Inc. , First Lien, CME Term Loan, B , 10.179% ,
( 6-month SOFR + 4.25% ), 7/09/25 ....................... United States 7,563,427 5,670,679
Star Parent, Inc. , CME Term Loan , 9.386% , ( 3-month SOFR + 4% ),
9/27/30 ........................................... United States 3,333,333 3,186,683
U.S. Anesthesia Partners, Inc. , First Lien, Initial Term Loan , 9.679% ,
( 1-month SOFR + 4.25% ), 10/01/28 ...................... United States 6,664,793 5,814,099
Waystar Technologies, Inc. , First Lien, Initial Term Loan , 9.439% ,
( 1-month SOFR + 4% ), 10/22/26 ........................ United States 13,406,679 13,429,738
91,717,921
a a a a a a
Health Care Technology 0.9%
g
athenahealth Group, Inc. , Initial CME Term Loan , 8.577% , ( 1-month
SOFR + 3.25% ), 2/15/29 .............................. United States 13,112,950 12,738,313
g
Hotels, Restaurants & Leisure 5.8%
h
24 Hour Fitness Worldwide, Inc. , Tranche 1 Term Loan , PIK,
10.652% , ( 3-month SOFR + 5% ), 12/29/25 ................. United States 23,423,338 7,383,878
Bally's Corp. , Term Loan, B , 8.927% , ( 3-month SOFR + 3.25% ),
10/02/28 .......................................... United States 9,909,964 9,232,222
j
Caesars Entertainment, Inc. , 2023 Incremental CME Term Loan, B ,
8.674% , ( 1-month SOFR + 3.25% ), 2/06/30 ................ United States 4,976,001 4,964,258
Dave & Buster's, Inc. , 2023 CME Term Loan, B , 9.188% , ( 1-month
SOFR + 3.75% ), 6/29/29 .............................. United States 2,678,799 2,679,080
Fertitta Entertainment LLC , Initial CME Term Loan, B , 9.324% ,
( 1-month SOFR + 4% ), 1/27/29 ......................... United States 6,200,705 6,073,405
Flutter Entertainment plc , Third Amendment CME Term Loan, 2028
B , 8.902% , ( 3-month SOFR + 3.25% ), 7/22/28 .............. Ireland 1,076,695 1,078,956
Flynn Restaurant Group LP , First Lien, 2021 CME Term Loan ,
9.689% , ( 1-month SOFR + 4.25% ), 11/22/28 ............... United States 8,173,587 8,154,011
Hilton Grand Vacations Borrower LLC , Initial Term Loan , 8.189% ,
( 1-month SOFR + 2.75% ), 8/02/28 ....................... United States 8,692,880 8,702,398
IRB Holding Corp. , 2022 Replacement CME Term Loan, B , 8.416% ,
( 1-month SOFR + 3% ), 12/15/27 ........................ United States 3,623,365 3,589,396
Ontario Gaming GTA LP , CME Term Loan, B , 9.64% , ( 3-month SOFR
+ 4.25% ), 8/01/30 ................................... Canada 2,728,927 2,728,927
Penn National Gaming, Inc. , CME Term Loan, B , 8.166% , ( 1-month
SOFR + 2.75% ), 5/03/29 .............................. United States 3,541,653 3,541,175

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Hotels, Restaurants & Leisure (continued)
Raptor Acquisition Corp. , First Lien, Term Loan, B , 9.658% , ( 3-month
SOFR + 4% ), 11/01/26 ................................ United States 5,544,317 $ 5,548,281
Scientific Games Holdings LP , First Lien, Initial Dollar CME Term
Loan , 8.914% , ( 3-month SOFR + 3.5% ), 4/04/29 ............ United States 8,179,778 8,056,099
Scientific Games International, Inc. , Initial CME Term Loan, B ,
8.435% , ( 1-month SOFR + 3% ), 4/14/29 .................. United States 4,342,703 4,344,071
Whatabrands LLC , Initial Term Loan, B , 8.439% , ( 1-month SOFR +
3% ), 8/03/28 ....................................... United States 4,159,489 4,126,754
80,202,911
a a a a a a
g
Household Durables 0.4%
Astro One Acquisition Corp. , First Lien, Term Loan, B , 11.231% ,
( 3-month USD LIBOR + 5.5% ), 9/15/28 ................... United States 3,809,917 2,396,437
Hunter Douglas Holding BV , CME Term Loan, B1 , 8.891% , ( 3-month
SOFR + 3.5% ), 2/26/29 ............................... Netherlands 3,368,693 3,187,643
5,584,080
a a a a a a
Household Products 0.1%
g
Energizer Holdings, Inc. , 2020 Term Loan , 7.703% , ( 1-month SOFR
+ 2.25% ), 12/22/27 .................................. United States 1,459,351 1,458,622
g
Independent Power and Renewable Electricity Producers 0.4%
j
Calpine Construction Finance Co. LP , Refinancing CME Term Loan ,
7.574% , ( 1-month SOFR + 2.25% ), 7/31/30 ................ United States 3,200,000 3,176,848
Talen Energy Supply LLC ,
Initial CME Term Loan, B, 9.876%, (3-month SOFR + 4.5%),
5/17/30 ........................................... United States 2,352,541 2,358,011
Initial CME Term Loan, C, 9.876%, (3-month SOFR + 4.5%),
5/17/30 ........................................... United States 497,355 498,511
6,033,370
a a a a a a
g
Insurance 4.2%
Acrisure LLC ,
First Lien, 2020 Term Loan, 8.939%, (1-month USD LIBOR +
3.5%), 2/15/27 ...................................... United States 5,908,163 5,767,845
First Lien, 2021-1 Additional Term Loan, 9.189%, (1-month USD
LIBOR + 3.75%), 2/15/27 .............................. United States 4,132,122 4,072,206
First Lien, 2021-2 Additional Term Loan, 9.689%, (1-month USD
LIBOR + 4.25%), 2/15/27 .............................. United States 2,942,369 2,930,099
Alliant Holdings Intermediate LLC ,
New CME Term Loan, B5, 8.835%, (1-month SOFR + 3.5%),
11/05/27 .......................................... United States 2,994,810 2,988,117
New Term Loan, B4, 8.939%, (1-month USD LIBOR + 3.5%),
11/05/27 .......................................... United States 4,645,555 4,635,172
AssuredPartners, Inc. ,
2020 February Refinancing Term Loan, 8.939%, (1-month SOFR +
3.5%), 2/12/27 ...................................... United States 8,072,341 8,012,364
2022-2 CME Term Loan, 9.566%, (1-month SOFR + 4.25%),
2/12/27 ........................................... United States 781,579 779,785
Asurion LLC ,
New CME Term Loan, B10, 9.424%, (1-month SOFR + 4%),
8/19/28 ........................................... United States 2,282,707 2,183,318
New CME Term Loan, B11, 9.674%, (1-month SOFR + 4.25%),
8/19/28 ........................................... United States 1,029,310 985,246
New Term Loan, B8, 8.689%, (1-month SOFR + 3.25%), 12/23/26 United States 2,652,110 2,567,415
New Term Loan, B9, 8.689%, (1-month SOFR + 3.25%), 7/31/27 United States 8,252 7,901

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Insurance (continued)
Asurion LLC, (continued)
Second Lien, New Term Loan, B3, 10.689%, (1-month SOFR +
5.25%), 1/31/28 ..................................... United States 7,696,342 $ 6,715,058
Second Lien, New Term Loan, B4, 10.689%, (1-month SOFR +
5.25%), 1/20/29 ..................................... United States 7,422,294 6,370,592
HUB International Ltd. ,
2022 Incremental CME Term Loan, 9.365%, (3-month SOFR +
4%), 11/10/29 ...................................... United States 9,208,116 9,206,781
2023 Refinancing CME Term Loan, 9.662%, (3-month SOFR +
4.25%), 6/20/30 ..................................... United States 1,022,727 1,023,412
58,245,311
a a a a a a
g
IT Services 4.2%
Aptean Acquiror, Inc. , First Lien, Initial CME Term Loan , 9.674% ,
( 1-month SOFR + 4.25% ), 4/23/26 ....................... United States 3,328,378 3,325,099
j
Arches Buyer, Inc. , Refinancing CME Term Loan , 8.674% , ( 1-month
SOFR + 3.25% ), 12/06/27 ............................. United States 5,923,987 5,765,846
Aventiv Technologies LLC ,
First Lien, Initial Term Loan, 10.231%, (3-month USD LIBOR +
4.5%), 11/01/24 ..................................... United States 13,050,328 11,214,147
Second Lien, Initial Term Loan, 13.981%, (3-month USD LIBOR +
8.25%), 11/01/25 .................................... United States 375,000 268,995
Barracuda Parent LLC , First Lien, Initial CME Term Loan , 9.883% ,
( 3-month SOFR + 4.5% ), 8/15/29 ........................ United States 5,823,168 5,566,948
Gainwell Acquisition Corp. , First Lien, Term Loan, B , 9.49% ,
( 3-month SOFR + 4% ), 10/01/27 ........................ United States 11,974,436 11,475,521
Go Daddy Operating Co. LLC (GD Finance Co., Inc.) , Amendment
No. 6 CME Term Loan , 7.824% , ( 1-month SOFR + 2.5% ), 11/09/29 United States 693,183 694,601
Hunter Holdco 3 Ltd. , First Lien, Initial Dollar Term Loan , 9.74% ,
( 3-month SOFR + 4.25% ), 8/19/28 ....................... United Kingdom 2,541,520 2,522,471
Peraton Corp. , First Lien, Term Loan, B , 9.174% , ( 1-month SOFR +
3.75% ), 2/01/28 ..................................... United States 10,683,691 10,501,748
Sitel Worldwide Corp. , Initial Dollar Term Loan , 9.189% , ( 1-month
SOFR + 3.75% ), 8/28/28 .............................. France 6,332,504 6,126,698
Thrasio LLC , Initial Term Loan , 12.652% , ( 3-month SOFR + 7% ),
12/18/26 .......................................... United States 2,449,749 1,543,342
59,005,416
a a a a a a
g
Leisure Products 0.4%
j
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.) , First
Lien, Initial Term Loan , 8.939% , ( 1-month SOFR + 3.5% ), 12/16/24 United States 3,977,868 3,939,581
Motion Acquisition Ltd. ,
Term Loan, B1, 8.903%, (3-month SOFR + 3.25%), 11/12/26 ... United Kingdom 1,535,738 1,531,899
Term Loan, B2, 8.903%, (3-month SOFR + 3.25%), 11/12/26 ... United Kingdom 218,938 218,390
5,689,870
a a a a a a
Life Sciences Tools & Services 0.3%
g
ICON plc ,
CME Term Loan, 7.902%, (3-month SOFR + 2.25%), 7/03/28 ... United States 3,189,448 3,194,981
U.S. CME Term Loan, 7.902%, (3-month SOFR + 2.25%), 7/03/28 United States 794,653 796,032
3,991,013
a a a a a a
g
Machinery 1.4%
ASP Blade Holdings, Inc. , Initial Term Loan , 9.652% , ( 3-month SOFR
+ 4% ), 10/13/28 ..................................... United States 8,287,408 7,316,248

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Machinery (continued)
Tiger Acquisition LLC , First Lien, Initial CME Term Loan , 8.674% ,
( 1-month SOFR + 3.25% ), 6/01/28 ....................... United States 5,861,534 $ 5,740,669
j
TK Elevator Midco GmbH , USD Term Loan, B1 , 9.381% , ( 6-month
SOFR + 3.5% ), 7/30/27 ............................... Germany 6,632,440 6,595,995
19,652,912
a a a a a a
g
Media 4.6%
Cengage Learning, Inc. , First Lien, Term Loan, B , 10.405% , ( 3-month
SOFR + 4.75% ), 7/14/26 .............................. United States 12,015,624 11,904,359
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 9.145% ,
( 3-month SOFR + 3.5% ), 8/21/26 ........................ United States 330,320 318,070
CSC Holdings LLC , March 2017 Refinancing Term Loan , 7.699% ,
( 1-month USD LIBOR + 2.25% ), 7/17/25 .................. United States 9,023,740 8,788,806
Gray Television, Inc. , Term Loan, D , 8.429% , ( 1-month SOFR + 3% ),
12/01/28 .......................................... United States 5,409,344 5,200,760
j
iHeartCommunications, Inc. , New Term Loan , 8.439% , ( 1-month
SOFR + 3% ), 5/01/26 ................................. United States 6,316,667 5,410,414
j
McGraw-Hill Education, Inc. , Initial CME Term Loan , 10.189% ,
( 1-month SOFR + 4.75% ), 7/28/28 ....................... United States 12,027,769 11,424,216
MH Sub I LLC (Micro Holding Corp.) ,
First Lien, 2020 June New Term Loan, 9.189%, (1-month SOFR +
3.75%), 9/13/24 ..................................... United States 455,420 456,132
First Lien, 2023 May Incremental CME Term Loan, 9.574%,
(1-month SOFR + 4.25%), 5/03/28 ....................... United States 3,937,220 3,769,062
Nexstar Media, Inc. , Term Loan, B4 , 7.939% , ( 1-month SOFR +
2.5% ), 9/18/26 ...................................... United States 944,699 945,549
Radiate Holdco LLC , Amendment No. 6 Term Loan, B , 8.689% ,
( 1-month SOFR + 3.25% ), 9/25/26 ....................... United States 7,679,932 6,375,802
Univision Communications, Inc. , First Lien, Initial Term Loan, B ,
8.689% , ( 1-month SOFR + 3.25% ), 1/31/29 ................ United States 3,036,040 2,993,824
j
Virgin Media Bristol LLC , Term Loan, Q , 8.699% , ( 1-month SOFR +
3.25% ), 1/31/29 ..................................... United States 6,355,393 6,242,204
63,829,198
a a a a a a
Metals & Mining 0.2%
g
Arsenal AIC Parent LLC , CME Term Loan, B , 9.879% , ( 3-month
SOFR + 4.5% ), 8/18/30 ............................... United States 2,186,712 2,184,765
g
Passenger Airlines 1.4%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial Term
Loan , 10.427% , ( 3-month SOFR + 4.75% ), 4/20/28 .......... United States 3,648,928 3,705,943
Air Canada , Term Loan , 9.128% , ( 3-month SOFR + 3.5% ), 8/11/28
Canada 4,454,854 4,455,968
Kestrel Bidco, Inc. , Term Loan , 8.424% , ( 1-month SOFR + 3% ),
12/11/26 .......................................... Canada 4,826,369 4,671,539
United Airlines, Inc. , Term Loan, B , 9.189% , ( 1-month SOFR +
3.75% ), 4/21/28 ..................................... United States 6,528,227 6,524,146
19,357,596
a a a a a a
g
Personal Care Products 1.5%
Conair Holdings LLC , First Lien, Initial Term Loan , 9.189% , ( 1-month
SOFR + 3.75% ), 5/17/28 .............................. United States 10,511,079 9,770,048
Sunshine Luxembourg VII SARL , Term Loan, B3 , 9.24% , ( 3-month
USD LIBOR + 3.75% ), 10/01/26 ......................... Luxembourg 10,449,942 10,447,747
20,217,795
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Pharmaceuticals 1.6%
Grifols Worldwide Operations Ltd. , Dollar Tranche Term Loan, B ,
7.424% , ( 1-month SOFR + 2% ), 11/15/27 .................. Spain 2,000,000 $ 1,949,500
Jazz Pharmaceuticals plc , Initial Dollar Term Loan , 8.939% , ( 1-month
SOFR + 3.5% ), 5/05/28 ............................... United States 8,969,775 8,977,220
Organon & Co. , Dollar Term Loan , 8.45% , ( 1-month SOFR + 3% ),
6/02/28 ........................................... United States 3,857,082 3,854,189
Perrigo Co. plc , Initial CME Term Loan, B , 7.674% , ( 1-month SOFR
+ 2.25% ), 4/20/29 ................................... United States 3,181,485 3,171,941
j
PetVet Care Centers LLC , First Lien, 2021 First Lien Replacement
Term Loan , 8.924% , ( 1-month SOFR + 3.5% ), 2/14/25 ........ United States 4,506,797 4,507,405
22,460,255
a a a a a a
g
Professional Services 1.1%
CCRR Parent, Inc. , First Lien, Initial Term Loan , 9.189% , ( 1-month
SOFR + 3.75% ), 3/06/28 .............................. United States 5,193,098 4,949,698
CHG Healthcare Services, Inc. ,
First Lien, 2023 Incremental CME Term Loan, 9.145%, (3-month
SOFR + 3.75%), 9/29/28 .............................. United States 926,829 920,022
First Lien, Initial Term Loan, 8.689%, (1-month SOFR + 3.25%),
9/29/28 ........................................... United States 5,043,244 4,996,922
Dun & Bradstreet Corp. (The) , Refinancing CME Term Loan , 8.176% ,
( 1-month SOFR + 2.75% ), 2/06/26 ....................... United States 3,816,788 3,816,788
14,683,430
a a a a a a
g
Real Estate Management & Development 0.3%
Cushman & Wakefield US Borrower LLC ,
2023-1 Refinancing CME Term Loan, 8.674%, (1-month SOFR +
3.25%), 1/31/30 ..................................... United States 2,593,500 2,483,276
2023-2 Refinancing CME Term Loan, 9.324%, (1-month SOFR +
4%), 1/31/30 ....................................... United States 626,852 603,345
Greystar Real Estate Partners LLC , CME Term Loan , 9.147% ,
( 3-month SOFR + 3.75% ), 8/21/30 ....................... United States 789,889 789,889
3,876,510
a a a a a a
Semiconductors & Semiconductor Equipment 0.3%
g
MKS Instruments, Inc. , 2023-1 Dollar CME Term Loan, B , 7.819% ,
( 1-month SOFR + 2.5% ), 8/17/29 ........................ United States 3,953,982 3,934,212
Software 9.0%
g
Central Parent LLC , First Lien, 2023 Refinancing CME Term Loan ,
9.406% , ( 3-month SOFR + 4% ), 7/06/29 .................. United States 7,925,256 7,890,582
g
Cloudera, Inc. , First Lien, Initial CME Term Loan , 9.174% , ( 1-month
SOFR + 3.75% ), 10/08/28 ............................. United States 5,972,707 5,757,421
g,j
ConnectWise LLC , Initial CME Term Loan , 8.939% , ( 1-month SOFR
+ 3.5% ), 9/29/28 .................................... United States 3,191,878 3,115,273
g
Cornerstone OnDemand, Inc. , First Lien, Initial Term Loan , 9.189% ,
( 1-month SOFR + 3.75% ), 10/16/28 ...................... United States 2,225,169 2,106,122
g
DCert Buyer, Inc. , First Lien, Initial CME Term Loan , 9.324% ,
( 1-month SOFR + 4% ), 10/16/26 ........................ United States 4,865,275 4,786,214
g,j
ECI Macola/MAX Holding LLC , First Lien, Initial Term Loan , 9.402% ,
( 3-month SOFR + 3.75% ), 11/09/27 ...................... United States 6,439,719 6,414,217
g,j
Epicor Software Corp. , Term Loan, C , 8.689% , ( 1-month SOFR +
3.25% ), 7/30/27 ..................................... United States 9,425,108 9,387,313
g
Genesys Cloud Services Holdings I LLC , 2020 Initial Dollar CME
Term Loan , 9.431% , ( 1-month SOFR + 4% ), 12/01/27 ........ United States 11,246,446 11,250,326
g,j
Idera, Inc. , First Lien, CME Term Loan, B1 , 9.272% , ( 3-month SOFR
+ 3.75% ), 3/02/28 ................................... United States 4,945,837 4,859,310

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
Software (continued)
g,j
IGT Holding IV AB , CME Term Loan, B2 , 8.962% , ( 3-month SOFR +
3.4% ), 3/31/28 ...................................... Sweden 3,477,406 $ 3,462,923
g
Ivanti Software, Inc. ,
First Lien, 2021 Specified Refinancing Term Loan, 9.907%,
(3-month SOFR + 4.25%), 12/01/27 ...................... United States 3,512,474 3,132,688
First Lien, First Amendment Term Loan, 9.668%, (3-month SOFR +
4%), 12/01/27 ...................................... United States 298,746 264,390
g
McAfee Corp. , CME Term Loan, B1 , 9.165% , ( 1-month SOFR +
3.75% ), 3/01/29 ..................................... United States 9,460,954 9,072,913
g
Mitchell International, Inc. ,
First Lien, Initial Term Loan, 9.189%, (1-month SOFR + 3.75%),
10/15/28 .......................................... United States 4,348,793 4,251,620
Second Lien, Initial Term Loan, 11.939%, (1-month SOFR + 6.5%),
10/15/29 .......................................... United States 428,571 400,515
g
Polaris Newco LLC , First Lien, Dollar Term Loan , 9.439% , ( 1-month
SOFR + 4% ), 6/02/28 ................................. United States 9,783,901 9,258,016
g
Precisely Software, Inc. , First Lien, Third Amendment Term Loan ,
9.64% , ( 3-month SOFR + 4% ), 4/24/28 ................... United States 2,918,197 2,787,243
i,j
Project Alpha Intermediate Holding, Inc. , Initial CME Term Loan ,
TBD, 10/28/30 ...................................... United States 5,500,000 5,350,482
g,j
Project Boost Purchaser LLC , 2021 CME Term Loan, 2 , 8.939% ,
( 1-month SOFR + 3.5% ), 5/30/26 ........................ United States 4,021,429 4,002,327
g
Quest Software US Holdings, Inc. , First Lien, Initial CME Term Loan ,
9.783% , ( 3-month SOFR + 4.25% ), 2/01/29 ................ United States 4,361,127 3,466,006
g
Rocket Software, Inc. , Extended Dollar CME Term Loan , 10.074% ,
( 1-month SOFR + 4.75% ), 11/28/28 ...................... United States 2,740,468 2,692,853
g,j
Severin Acquisition LLC , First Lien, Initial CME Term Loan , 8.599% ,
( 3-month SOFR + 3.25% ), 8/01/27 ....................... United States 769,231 769,300
g
Sovos Compliance LLC , First Lien, Initial Term Loan , 9.939% ,
( 1-month SOFR + 4.5% ), 8/11/28 ........................ United States 6,107,493 5,990,871
g,j
Surf Holdings SARL , First Lien, Dollar CME Term Loan , 8.956% ,
( 1-month SOFR + 3.5% ), 3/05/27 ........................ Luxembourg 5,000,000 4,975,775
g
UKG, Inc. ,
First Lien, 2021-2 Incremental CME Term Loan, 8.764%, (3-month
SOFR + 3.25%), 5/04/26 .............................. United States 4,660,378 4,641,830
First Lien, Initial CME Term Loan, 9.233%, (3-month SOFR +
3.75%), 5/04/26 ..................................... United States 5,191,804 5,187,806
125,274,336
a a a a a a
g
Specialty Retail 3.6%
Evergreen AcqCo 1 LP , Initial CME Term Loan , 10.902% , ( 3-month
SOFR + 5.25% ), 4/26/28 .............................. United States 4,591,457 4,604,382
Great Outdoors Group LLC , Term Loan, B2 , 9.402% , ( 3-month
SOFR + 3.75% ), 3/06/28 .............................. United States 4,732,124 4,705,009
Michaels Cos., Inc. (The) , Term Loan, B , 9.902% , ( 3-month SOFR +
4.25% ), 4/15/28 ..................................... United States 5,620,330 4,710,146
Park River Holdings, Inc. , First Lien, Initial Term Loan , 8.907% ,
( 3-month SOFR + 3.25% ), 12/28/27 ...................... United States 1,183,123 1,121,547
Petco Health & Wellness Co., Inc. , First Lien, Initial CME Term Loan ,
8.902% , ( 3-month SOFR + 3.25% ), 3/03/28 ................ United States 3,773,862 3,696,290
PetSmart LLC , Initial CME Term Loan , 9.174% , ( 1-month SOFR +
3.75% ), 2/11/28 ..................................... United States 4,296,918 4,251,714
RealTruck Group, Inc. , Initial Term Loan , 9.189% , ( 1-month SOFR +
3.75% ), 1/31/28 ..................................... United States 8,461,464 8,098,341
Restoration Hardware, Inc. , 2022 Incremental CME Term Loan ,
8.674% , ( 1-month SOFR + 3.25% ), 10/20/28 ............... United States 2,126,887 2,016,289

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Specialty Retail (continued)
Staples, Inc. ,
2019 Refinancing New Term Loan, B1, 10.634%, (3-month USD
LIBOR + 5%), 4/16/26 ................................ United States 5,001,984 $ 4,312,911
j
2019 Refinancing New Term Loan, B-2, 10.134%, (3-month USD
LIBOR + 4.5%), 9/12/24 ............................... United States 3,995,573 3,972,039
White Cap Supply Holdings LLC , Initial Closing Date CME Term
Loan , 9.074% , ( 1-month SOFR + 3.75% ), 10/19/27 .......... United States 2,910,656 2,896,438
Woof Holdings, Inc. , First Lien, Initial Term Loan , 9.397% , ( 3-month
SOFR + 3.75% ), 12/21/27 ............................. United States 7,832,817 6,383,746
50,768,852
a a a a a a
Technology Hardware, Storage & Peripherals 0.3%
g
Magenta Buyer LLC , First Lien, Initial Term Loan , 10.631% , ( 3-month
SOFR + 5% ), 7/27/28 ................................. United States 6,768,862 4,803,794
g
Textiles, Apparel & Luxury Goods 0.4%
Champ Acquisition Corp. , First Lien, Initial Term Loan , 11.152% ,
( 3-month SOFR + 5.5% ), 12/19/25 ....................... United States 4,637,796 4,647,930
Tory Burch LLC , Initial Term Loan, B , 8.689% , ( 1-month SOFR +
3.25% ), 4/16/28 ..................................... United States 1,492,117 1,466,631
6,114,561
a a a a a a
g
Transportation Infrastructure 1.4%
First Student Bidco, Inc. ,
j
Incremental CME Term Loan, B, 9.49%, (3-month SOFR + 4%),
7/21/28 ........................................... United States 2,974,750 2,918,363
j
Incremental CME Term Loan, C, 9.49%, (3-month SOFR + 4%),
7/21/28 ........................................... United States 208,162 204,216
Initial Term Loan, B, 8.652%, (3-month SOFR + 3%), 7/21/28 ... United States 4,377,547 4,249,636
Initial Term Loan, C, 8.652%, (3-month SOFR + 3%), 7/21/28 ... United States 1,645,318 1,597,242
LaserShip, Inc. , First Lien, Initial Term Loan , 10.396% , ( 6-month
SOFR + 4.5% ), 5/07/28 ............................... United States 11,070,614 9,963,553
18,933,010
a a a a a a
Total Senior Floating Rate Interests (Cost $1,153,944,927) ........................
1,113,761,950
Asset-Backed Securities 0.7%
Financial Services 0.7%
e,g
Alinea CLO Ltd. , 2018-1A , C , 144A, FRN , 7.577% , ( 3-month SOFR +
2.162% ), 7/20/31 . ................................... United States 7,000,000 6,838,063
e,g
Dryden 40 Senior Loan Fund , 2015-40A , CR , 144A, FRN , 7.726% ,
( 3-month SOFR + 2.362% ), 8/15/31 . ..................... United States 2,000,000 1,961,443
e,g
Galaxy XXV CLO Ltd. , 2018-25A , C , 144A, FRN , 7.64% , ( 3-month
SOFR + 2.262% ), 10/25/31 . ............................ United States 500,000 492,336
9,291,842
a a a a a a
Total Asset-Backed Securities (Cost $9,500,000) ................................
9,291,842
Shares
a
Escrows and Litigation Trusts 0.0%
a,d
Millennium Corporate Claim Trust, Escrow Account ............ United States 13,585,837 —
a,d
Millennium Lender Claim Trust, Escrow Account .............. United States 13,585,837 —

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts
(continued)
a,b,d
Onsite Rental Group Operations Pty. Ltd., Escrow Account ...... Australia 11,563,612 $ —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $1,336,843,302) .............................
1,296,620,885
a
Short Term Investments 10.4%
a a
Country Shares
a
Value
a a a
Money Market Funds 5.0%
k,l
Institutional Fiduciary Trust - Money Market Portfolio, 5.035% .... United States 69,605,515 69,605,515
Total Money Market Funds (Cost $69,605,515) ..................................
69,605,515
Principal
Amount
*
a a a
Repurchase Agreements 5.4%
m
Joint Repurchase Agreement, 5.215%, 11/01/23 (Maturity Value
$74,411,600)
BNP Paribas Securities Corp. (Maturity Value $34,312,677)
Deutsche Bank Securities, Inc. (Maturity Value $16,766,422)
HSBC Securities (USA), Inc. (Maturity Value $23,332,501)
Collateralized by U.S. Government Agency Securities, 1.8% -
7.5%, 5/15/27 - 10/20/53; U.S. Government Agency Strips, 2/15/30
- 5/15/46; U.S. Treasury Bonds, 6.13% - 6.88%, 8/15/25 - 11/15/27;
and U.S. Treasury Notes, 0.38% - 4.75%, 11/30/23 - 8/31/28
(valued at $75,968,006) ............................... 74,400,821 74,400,821
Total Repurchase Agreements (Cost $74,400,821) ...............................
74,400,821
Total Short Term Investments (Cost $144,006,336 ) ...............................
144,006,336
a
Total Investments (Cost $1,480,849,638) 103.7% ................................
$1,440,627,221
Other Assets, less Liabilities (3.7)% ...........................................
(50,273,081)
Net Assets 100.0% ...........................................................
$1,390,354,140
a a a

Franklin Investors Securities Trust
Schedule of Investments
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 342 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 11 regarding holdings of 5% voting securities.
c
A portion or all of the security is on loan at October 31, 2023. See Note 1(f).
d
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2023, the aggregate value of these securities was $83,086,104, representing 6.0% of net assets.
f
See Note 1(h) regarding senior floating rate interests.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
Income may be received in additional securities and/or cash.
i
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
j
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
k
See Note 3(f) regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.
m
See Note 1(c) regarding joint repurchase agreement.

Franklin Investors Securities Trust
Financial Highlights
Franklin Long Duration Credit Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended
October 31,
2023
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.00
Income from investment operations
b
:
Net investment income
c
........................................................................... 0.093
Net realized and unrealized gains (losses) ............................................................. (0.730)
Total from investment operations ...................................................................... (0.637)
Less distributions from:
Net investment income ............................................................................ (0.093)
Net asset value, end of year ......................................................................... $9.27
Total return
d
..................................................................................... (6.39)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................................ 0.89%
Expenses net of waiver and payments by affiliates ......................................................... 0.59%
Net investment income ............................................................................. 5.00%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $66,208
Portfolio turnover rate .............................................................................. 6.12%
a
For the period August 22, 2023 (commencement of operations) to October 31, 2023.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2023
Franklin Long Duration Credit Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 93.1%
Aerospace & Defense 2.5%
Boeing Co. (The) , Senior Bond , 3.75% , 2/01/50 ...............
United States 1,280,000 $ 814,916
Lockheed Martin Corp. , Senior Bond , 4.07% , 12/15/42 .........
United States 890,000 690,183
Northrop Grumman Corp. , Senior Bond , 4.95% , 3/15/53 ........
United States 170,000 140,961
1,646,060
Automobile Components 0.4%
Aptiv plc , Senior Bond , 3.1% , 12/01/51 .....................
United States 440,000 237,271
Banks 4.8%
Bank of America Corp. ,
Senior Bond, 3.974% to 2/06/29, FRN thereafter, 2/07/30 ..... United States 370,000 327,319
Senior Bond, 2.676% to 6/18/40, FRN thereafter, 6/19/41 ..... United States 1,615,000 985,254
a
HSBC Holdings plc , Senior Bond , FRN , 6.332% , ( SOFR + 2.65% ),
3/09/44 ........................................... United Kingdom 200,000 185,537
JPMorgan Chase & Co. ,
Senior Bond, 3.109% to 4/21/40, FRN thereafter, 4/22/41 ..... United States 380,000 252,020
Senior Bond, 2.525% to 11/18/40, FRN thereafter, 11/19/41 .... United States 425,000 254,122
Truist Financial Corp. , Senior Bond , 5.122% to 1/25/33, FRN
thereafter , 1/26/34 ................................... United States 125,000 107,302
Wells Fargo & Co. ,
Senior Bond, 5.389% to 4/23/33, FRN thereafter, 4/24/34 ..... United States 80,000 72,457
Senior Bond, 3.068% to 4/29/40, FRN thereafter, 4/30/41 ..... United States 345,000 220,585
Senior Bond, 3.9%, 5/01/45 ............................ United States 365,000 253,821
Senior Bond, 4.611% to 4/24/52, FRN thereafter, 4/25/53 ..... United States 660,000 486,946
3,145,363
Beverages 2.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond , 4.9% , 2/01/46 ............................ Belgium 1,475,000 1,229,408
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 4.375% ,
4/15/38 ........................................... Belgium 395,000 326,993
PepsiCo, Inc. , Senior Bond , 4.2% , 7/18/52 ..................
United States 160,000 123,553
1,679,954
Biotechnology 3.0%
AbbVie, Inc. , Senior Bond , 4.45% , 5/14/46 ..................
United States 460,000 357,797
Amgen, Inc. ,
Senior Bond, 3.15%, 2/21/40 ........................... United States 265,000 177,592
Senior Bond, 5.6%, 3/02/43 ............................ United States 355,000 316,822
Senior Bond, 5.65%, 3/02/53 ........................... United States 660,000 580,953
b
CSL Finance plc , Senior Bond , 144A, 4.75% , 4/27/52 .......... Australia 390,000 312,453
Regeneron Pharmaceuticals, Inc. , Senior Bond , 2.8% , 9/15/50 ...
United States 455,000 245,230
1,990,847
Broadline Retail 1.6%
Amazon.com, Inc. , Senior Bond , 2.875% , 5/12/41 .............
United States 1,590,000 1,068,127
Capital Markets 3.9%
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.102% to 2/23/32, FRN thereafter, 2/24/33 ..... United States 215,000 167,210
Senior Bond, 2.908% to 7/20/41, FRN thereafter, 7/21/42 ..... United States 310,000 191,098
Jefferies Financial Group, Inc. , Senior Bond , 2.625% , 10/15/31 ...
United States 365,000 269,277
Moody's Corp. , Senior Bond , 2.75% , 8/19/41 .................
United States 110,000 67,947

Franklin Investors Securities Trust
Schedule of Investments
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Morgan Stanley ,
Senior Bond, 1.794% to 2/12/31, FRN thereafter, 2/13/32 ..... United States 395,000 $ 285,915
a
Senior Bond, FRN, 3.971%, 7/22/38 ..................... United States 1,050,000 795,136
Nasdaq, Inc. , Senior Bond , 5.95% , 8/15/53 ..................
United States 225,000 200,962
S&P Global, Inc. , WI , Senior Bond , 3.9% , 3/01/62 .............
United States 165,000 111,135
a,b
UBS Group AG , Senior Bond , 144A, FRN , 2.746% , ( 1-year CMT
T-Note + 1.1% ), 2/11/33 ............................... Switzerland 670,000 490,879
2,579,559
Chemicals 0.6%
Albemarle Corp. , Senior Bond , 5.65% , 6/01/52 ...............
United States 40,000 31,020
DuPont de Nemours, Inc. , Senior Bond , 5.419% , 11/15/48 .......
United States 195,000 169,339
Nutrien Ltd. , Senior Bond , 5.8% , 3/27/53 ....................
Canada 210,000 183,762
384,121
Communications Equipment 0.5%
Motorola Solutions, Inc. , Senior Bond , 5.5% , 9/01/44 ...........
United States 405,000 340,169
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Bond , 3.3% , 1/30/32 ................................. Ireland 430,000 333,070
Consumer Staples Distribution & Retail 1.3%
Dollar Tree, Inc. , Senior Bond , 3.375% , 12/01/51 ..............
United States 245,000 139,336
Sysco Corp. , Senior Bond , 3.3% , 2/15/50 ...................
United States 195,000 117,872
Target Corp. , Senior Bond , 4.8% , 1/15/53 ...................
United States 195,000 158,729
Walmart, Inc. ,
Senior Bond, 2.65%, 9/22/51 ........................... United States 300,000 172,360
Senior Bond, 4.5%, 4/15/53 ............................ United States 370,000 300,668
888,965
Diversified Consumer Services 2.0%
Leland Stanford Junior University (The) , 3.647% , 5/01/48 .......
United States 895,000 647,489
Massachusetts Institute of Technology , G , 2.294% , 7/01/51 ......
United States 395,000 208,340
President and Fellows of Harvard College , 3.745% , 11/15/52 .....
United States 450,000 322,970
University of Miami , 2022 , Senior Bond , 4.063% , 4/01/52 .......
United States 240,000 173,239
1,352,038
Diversified REITs 0.3%
b
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A, 4.125% ,
8/15/30 ........................................... United States 230,000 189,958
Diversified Telecommunication Services 4.8%
AT&T, Inc. ,
Senior Bond, 2.25%, 2/01/32 ........................... United States 1,125,000 831,746
Senior Bond, 2.55%, 12/01/33 .......................... United States 475,000 341,051
Senior Bond, 5.4%, 2/15/34 ............................ United States 285,000 261,967
Verizon Communications, Inc. ,
Senior Bond, 5.05%, 5/09/33 ........................... United States 360,000 329,656
Senior Bond, 4.5%, 8/10/33 ............................ United States 185,000 160,405
Senior Bond, 2.65%, 11/20/40 .......................... United States 1,190,000 719,769
Senior Note, 2.355%, 3/15/32 .......................... United States 695,000 519,951
3,164,545

Franklin Investors Securities Trust
Schedule of Investments
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities 10.7%
Alabama Power Co. , Senior Bond , 4.15% , 8/15/44 ............
United States 375,000 $ 273,651
Appalachian Power Co. , Senior Bond , 7% , 4/01/38 ............
United States 175,000 180,087
Baltimore Gas and Electric Co. , Senior Bond , 4.55% , 6/01/52 ....
United States 225,000 171,295
Commonwealth Edison Co. , Senior Bond , 3.85% , 3/15/52 .......
United States 450,000 305,957
DTE Electric Co. , B , Senior Bond , 3.65% , 3/01/52 .............
United States 245,000 160,378
Duke Energy Carolinas LLC , Senior Bond , 3.95% , 3/15/48 ......
United States 915,000 637,473
Duke Energy Corp. , Senior Bond , 3.5% , 6/15/51 ..............
United States 450,000 273,265
Duke Energy Florida LLC , Senior Bond , 3.4% , 10/01/46 ........
United States 380,000 240,386
Duke Energy Progress LLC , Senior Bond , 4.15% , 12/01/44 ......
United States 240,000 175,572
Entergy Louisiana LLC , Senior Bond , 3.1% , 6/15/41 ...........
United States 230,000 149,419
Florida Power & Light Co. , Senior Bond , 4.05% , 6/01/42 ........
United States 825,000 628,230
Georgia Power Co. , Senior Bond , 5.125% , 5/15/52 ............
United States 335,000 277,809
MidAmerican Energy Co. ,
Senior Bond, 3.15%, 4/15/50 ........................... United States 825,000 494,877
Senior Bond, 5.85%, 9/15/54 ........................... United States 140,000 131,282
Northern States Power Co. , Senior Bond , 2.6% , 6/01/51 ........
United States 515,000 274,201
PacifiCorp ,
Senior Bond, 5.35%, 12/01/53 .......................... United States 380,000 302,657
Senior Bond, 5.5%, 5/15/54 ............................ United States 390,000 318,073
PECO Energy Co. , Senior Bond , 4.8% , 10/15/43 ..............
United States 215,000 174,363
PG&E Wildfire Recovery Funding LLC , A-5 , Senior Secured Bond ,
5.099% , 6/01/52 ..................................... United States 640,000 548,148
PPL Electric Utilities Corp. , Senior Bond , 3.95% , 6/01/47 ........
United States 245,000 174,906
Public Service Co. of Colorado , Senior Bond , 3.8% , 6/15/47 .....
United States 310,000 209,135
Public Service Electric and Gas Co. ,
Senior Bond, 5.45%, 8/01/53 ........................... United States 185,000 167,190
Senior Secured Bond, 3%, 3/01/51 ...................... United States 310,000 182,979
Southern California Edison Co. , Senior Bond , 4% , 4/01/47 .......
United States 310,000 212,476
Virginia Electric and Power Co. , Senior Bond , 4.45% , 2/15/44 ....
United States 515,000 388,756
7,052,565
Entertainment 1.8%
Walt Disney Co. (The) , Senior Bond , 3.8% , 5/13/60 ............
United States 215,000 140,324
Warnermedia Holdings, Inc. ,
Senior Bond, 5.05%, 3/15/42 ........................... United States 865,000 641,167
Senior Bond, 5.391%, 3/15/62 .......................... United States 630,000 441,544
1,223,035
Financial Services 2.4%
Fiserv, Inc. , Senior Bond , 4.4% , 7/01/49 ....................
United States 430,000 312,306
Global Payments, Inc. , Senior Bond , 5.95% , 8/15/52 ...........
United States 275,000 232,398
Mastercard, Inc. , Senior Bond , 3.65% , 6/01/49 ...............
United States 200,000 141,623
Shell International Finance BV , Senior Bond , 3% , 11/26/51 ......
Netherlands 310,000 182,994
b
Siemens Financieringsmaatschappij NV , Senior Bond , 144A,
2.875% , 3/11/41 ..................................... Germany 715,000 478,580
Visa, Inc. , Senior Bond , 4.3% , 12/14/45 .....................
United States 320,000 255,776
1,603,677
Food Products 1.7%
b
Cargill, Inc. , Senior Bond , 144A, 4.375% , 4/22/52 ............. United States 230,000 176,539

Franklin Investors Securities Trust
Schedule of Investments
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
Conagra Brands, Inc. , Senior Bond , 5.4% , 11/01/48 ............
United States 255,000 $ 204,251
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Bond, 4.375%, 2/02/52 .......................... United States 395,000 241,626
Kraft Heinz Foods Co. , Senior Bond , 4.375% , 6/01/46 ..........
United States 125,000 91,524
b
Mars, Inc. , Senior Bond , 144A, 4.125% , 4/01/54 .............. United States 180,000 127,152
b
Nestle Holdings, Inc. , Senior Bond , 144A, 4.7% , 1/15/53 ........ United States 365,000 304,981
1,146,073
Gas Utilities 0.5%
Southern California Gas Co. , Senior Bond , 6.35% , 11/15/52 .....
United States 340,000 328,666
Ground Transportation 2.4%
Burlington Northern Santa Fe LLC , Senior Bond , 5.75% , 5/01/40 ..
United States 1,205,000 1,149,970
CSX Corp. , Senior Bond , 4.5% , 11/15/52 ....................
United States 125,000 95,474
Union Pacific Corp. , Senior Bond , 3.5% , 2/14/53 ..............
United States 550,000 356,327
1,601,771
Health Care Equipment & Supplies 0.7%
Baxter International, Inc. , Senior Bond , 3.132% , 12/01/51 .......
United States 265,000 145,781
Medtronic, Inc. , Senior Bond , 4.625% , 3/15/45 ...............
United States 405,000 334,571
480,352
Health Care Providers & Services 6.5%
Ascension Health ,
Senior Bond, 3.945%, 11/15/46 ......................... United States 215,000 155,783
B, Senior Bond, 3.106%, 11/15/39 ....................... United States 260,000 180,761
Cigna Group (The) , Senior Bond , 4.9% , 12/15/48 .............
United States 150,000 120,050
CommonSpirit Health , Senior Secured Bond , 4.187% , 10/01/49 ...
United States 250,000 174,850
CVS Health Corp. ,
Senior Bond, 4.78%, 3/25/38 ........................... United States 270,000 223,513
Senior Bond, 5.125%, 7/20/45 .......................... United States 705,000 563,311
Senior Bond, 5.625%, 2/21/53 .......................... United States 235,000 199,319
Senior Bond, 5.875%, 6/01/53 .......................... United States 160,000 140,052
Elevance Health, Inc. , Senior Bond , 5.125% , 2/15/53 ...........
United States 660,000 548,084
HCA, Inc. ,
Senior Bond, 5.9%, 6/01/53 ............................ United States 385,000 325,755
WI, Senior Bond, 4.625%, 3/15/52 ....................... United States 365,000 254,349
Kaiser Foundation Hospitals , 2021 , 3.002% , 6/01/51 ...........
United States 650,000 382,114
Sutter Health , 5.547% , 8/15/53 ...........................
United States 125,000 113,957
UnitedHealth Group, Inc. , Senior Bond , 6.05% , 2/15/63 .........
United States 690,000 658,146
UPMC , Secured Bond , 5.377% , 5/15/43 ....................
United States 290,000 255,730
4,295,774
Hotels, Restaurants & Leisure 0.4%
Choice Hotels International, Inc. , Senior Bond , 3.7% , 1/15/31 ....
United States 295,000 232,157
Independent Power and Renewable Electricity Producers 0.1%
Constellation Energy Generation LLC , Senior Bond , 6.5% , 10/01/53
United States 85,000 79,938
Insurance 4.1%
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 215,000 136,795
Arch Capital Group US, Inc. , Senior Bond , 5.144% , 11/01/43 .....
United States 175,000 144,998

Franklin Investors Securities Trust
Schedule of Investments
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
Arthur J Gallagher & Co. , Senior Bond , 3.05% , 3/09/52 .........
United States 745,000 $ 406,581
Berkshire Hathaway Finance Corp. , Senior Bond , 3.85% , 3/15/52 .
United States 515,000 359,434
Brown & Brown, Inc. , Senior Bond , 4.95% , 3/17/52 ............
United States 415,000 308,360
Chubb INA Holdings, Inc. , Senior Bond , 3.05% , 12/15/61 ........
United States 425,000 239,521
Marsh & McLennan Cos., Inc. ,
Senior Bond, 4.9%, 3/15/49 ............................ United States 160,000 131,728
Senior Bond, 5.45%, 3/15/53 ........................... United States 160,000 141,187
b
Northwestern Mutual Life Insurance Co. (The) , Sub. Bond , 144A,
3.45% , 3/30/51 ..................................... United States 475,000 287,134
Progressive Corp. (The) , Senior Bond , 4.125% , 4/15/47 ........
United States 400,000 296,776
Travelers Cos., Inc. (The) , Senior Bond , 4% , 5/30/47 ...........
United States 380,000 276,572
2,729,086
Interactive Media & Services 0.6%
Meta Platforms, Inc. , Senior Bond , 5.75% , 5/15/63 ............
United States 405,000 363,620
Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc. , Senior Bond , 5.404% , 8/10/43 .....
United States 335,000 304,033
Machinery 0.2%
Deere & Co. , Senior Bond , 3.75% , 4/15/50 ..................
United States 150,000 111,146
Media 2.8%
Charter Communications Operating LLC / Charter Communications
Operating Capital ,
Senior Secured Bond, 3.5%, 3/01/42 ..................... United States 630,000 372,289
Senior Secured Bond, 3.7%, 4/01/51 ..................... United States 895,000 491,040
Comcast Corp. , Senior Bond , 2.887% , 11/01/51 ..............
United States 1,090,000 602,451
Fox Corp. , Senior Bond , 5.476% , 1/25/39 ...................
United States 475,000 393,289
1,859,069
Metals & Mining 0.5%
BHP Billiton Finance USA Ltd. , Senior Bond , 5.5% , 9/08/53 ......
Australia 85,000 77,375
Freeport-McMoRan, Inc. , Senior Note , 4.25% , 3/01/30 .........
United States 255,000 221,295
298,670
Multi-Utilities 1.6%
Consolidated Edison Co. of New York, Inc. , Senior Bond , 4.45% ,
3/15/44 ........................................... United States 510,000 388,863
Consumers Energy Co. , Senior Bond , 4.35% , 4/15/49 ..........
United States 330,000 251,374
Dominion Energy, Inc. , B , Senior Bond , 4.85% , 8/15/52 .........
United States 565,000 430,051
1,070,288
Office REITs 0.7%
Alexandria Real Estate Equities, Inc. , Senior Bond , 3.55% , 3/15/52
United States 725,000 432,921
Oil, Gas & Consumable Fuels 8.7%
b
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 .............. Norway 600,000 471,680
BP Capital Markets America, Inc. , Senior Bond , 3.06% , 6/17/41 ...
United States 375,000 248,259
Canadian Natural Resources Ltd. , Senior Bond , 5.85% , 2/01/35 ..
Canada 210,000 192,264
Cheniere Energy Partners LP , Senior Note , 4.5% , 10/01/29 ......
United States 385,000 345,025
ConocoPhillips Co. ,
Senior Bond, 3.8%, 3/15/52 ............................ United States 210,000 143,195

Franklin Investors Securities Trust
Schedule of Investments
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Co., (continued)
Senior Bond, 5.55%, 3/15/54 ........................... United States 85,000 $ 76,052
Diamondback Energy, Inc. , Senior Bond , 4.4% , 3/24/51 .........
United States 280,000 198,882
Energy Transfer LP ,
Senior Bond, 5.15%, 3/15/45 ........................... United States 815,000 631,712
Senior Bond, 6%, 6/15/48 ............................. United States 460,000 391,468
Enterprise Products Operating LLC ,
Senior Bond, 4.9%, 5/15/46 ............................ United States 165,000 135,942
Senior Bond, 4.8%, 2/01/49 ............................ United States 470,000 380,266
Senior Bond, 3.7%, 1/31/51 ............................ United States 480,000 321,402
Exxon Mobil Corp. , Senior Bond , 3.452% , 4/15/51 .............
United States 565,000 371,706
b
Hess Midstream Operations LP , Senior Note , 144A, 4.25% , 2/15/30 United States 390,000 334,080
Kinder Morgan, Inc. , Senior Bond , 3.6% , 2/15/51 ..............
United States 250,000 150,669
Targa Resources Partners LP / Targa Resources Partners Finance
Corp. , Senior Bond , 4% , 1/15/32 ........................ United States 540,000 444,974
b
Var Energi ASA , Senior Bond , 144A, 8% , 11/15/32 ............ Norway 595,000 614,382
Williams Cos., Inc. (The) , Senior Bond , 5.1% , 9/15/45 ..........
United States 400,000 321,830
5,773,788
Passenger Airlines 1.1%
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 755,000 710,009
Personal Care Products 1.0%
Estee Lauder Cos., Inc. (The) , Senior Bond , 5.15% , 5/15/53 .....
United States 275,000 236,028
Haleon US Capital LLC , Senior Bond , 4% , 3/24/52 ............
United States 250,000 175,748
Kenvue, Inc. , WI , Senior Bond , 5.05% , 3/22/53 ...............
United States 275,000 236,470
648,246
Pharmaceuticals 4.2%
b
Bayer US Finance II LLC , Senior Bond , 144A, 4.875% , 6/25/48 ... Germany 565,000 423,790
Bristol-Myers Squibb Co. , Senior Bond , 3.7% , 3/15/52 ..........
United States 145,000 97,420
Eli Lilly & Co. , Senior Bond , 4.95% , 2/27/63 ..................
United States 305,000 260,022
Johnson & Johnson , Senior Bond , 2.45% , 9/01/60 .............
United States 160,000 82,208
Merck & Co., Inc. ,
Senior Bond, 2.75%, 12/10/51 .......................... United States 280,000 158,254
Senior Bond, 5.15%, 5/17/63 ........................... United States 145,000 123,675
Novartis Capital Corp. , Senior Bond , 2.75% , 8/14/50 ...........
Switzerland 345,000 205,230
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 5.3% , 5/19/53
United States 640,000 560,388
b
Roche Holdings, Inc. , Senior Bond , 144A, 2.607% , 12/13/51 ..... United States 695,000 385,701
Royalty Pharma plc , Senior Bond , 3.35% , 9/02/51 .............
United States 825,000 455,395
2,752,083
Semiconductors & Semiconductor Equipment 0.3%
Analog Devices, Inc. , Senior Bond , 2.95% , 10/01/51 ...........
United States 360,000 211,118
Software 3.4%
Intuit, Inc. , Senior Bond , 5.5% , 9/15/53 .....................
United States 170,000 154,784
Microsoft Corp. , Senior Bond , 2.921% , 3/17/52 ...............
United States 1,080,000 667,306
Oracle Corp. ,
Senior Bond, 3.8%, 11/15/37 ........................... United States 450,000 331,370
Senior Bond, 3.6%, 4/01/40 ............................ United States 945,000 649,296
Senior Bond, 4%, 7/15/46 ............................. United States 240,000 161,385

Franklin Investors Securities Trust
Schedule of Investments
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
Salesforce, Inc. , Senior Bond , 2.9% , 7/15/51 .................
United States 525,000 $ 309,034
2,273,175
Specialty Retail 0.6%
Home Depot, Inc. (The) , Senior Bond , 3.625% , 4/15/52 .........
United States 310,000 206,611
Lowe's Cos., Inc. , Senior Bond , 5.75% , 7/01/53 ...............
United States 225,000 197,570
404,181
Technology Hardware, Storage & Peripherals 2.0%
Apple, Inc. , Senior Bond , 3.85% , 5/04/43 ....................
United States 1,745,000 1,350,642
Textiles, Apparel & Luxury Goods 0.3%
NIKE, Inc. , Senior Bond , 3.375% , 3/27/50 ...................
United States 280,000 188,574
Tobacco 2.4%
Altria Group, Inc. , Senior Bond , 2.45% , 2/04/32 ...............
United States 660,000 481,958
BAT Capital Corp. , Senior Bond , 7.079% , 8/02/43 .............
United Kingdom 185,000 168,764
b
JT International Financial Services BV , Senior Bond , 144A, 6.875% ,
10/24/32 .......................................... Japan 520,000 540,652
Philip Morris International, Inc. , Senior Bond , 3.875% , 8/21/42 ....
United States 590,000 414,305
1,605,679
Water Utilities 0.4%
American Water Capital Corp. , Senior Bond , 3.45% , 5/01/50 .....
United States 425,000 272,043
Wireless Telecommunication Services 1.8%
T-Mobile USA, Inc. ,
Senior Bond, 3%, 2/15/41 ............................. United States 345,000 217,895
Senior Bond, 3.4%, 10/15/52 ........................... United States 815,000 482,704
Vodafone Group plc , Senior Bond , 6.15% , 2/27/37 .............
United Kingdom 545,000 517,682
1,218,281
Total Corporate Bonds (Cost $65,134,527) ......................................
61,620,707
Foreign Government and Agency Securities 2.7%
b
Bermuda Government Bond , Senior Bond , 144A, 3.375% , 8/20/50 United States 200,000 118,636
Mexico Government Bond , Senior Bond , 6.338% , 5/04/53 .......
Mexico 945,000 828,502
Philippines Government Bond , Senior Bond , 4.2% , 3/29/47 ......
Philippines 210,000 156,457
b
Saudi Arabia Government Bond , Senior Bond , 144A, 5% , 1/18/53 . Saudi Arabia 565,000 448,452
Uruguay Government Bond , Senior Bond , 5.1% , 6/18/50 ........
Uruguay 240,000 208,530
Total Foreign Government and Agency Securities (Cost $1,881,145) ...............
1,760,577
U.S. Government and Agency Securities 1.3%
U.S. Treasury Bonds ,
Strip, 11/15/44 ...................................... United States 720,000 238,493
2.875%, 5/15/52 ..................................... United States 150,000 100,137
3.625%, 5/15/53 ..................................... United States 665,000 518,492
Total U.S. Government and Agency Securities (Cost $932,832) ....................
857,122
Municipal Bonds 1.2%
California 0.9%
Los Angeles Unified School District , GO , 2009 KRY , 5.75% , 7/01/34
United States 620,000 615,079

Franklin Investors Securities Trust
Schedule of Investments
Franklin Long Duration Credit Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 0.3%
Dallas Fort Worth International Airport , Revenue , 2022 A , 4.507% ,
11/01/51 .......................................... United States 245,000 $ 196,752
Total Municipal Bonds (Cost $838,506) .........................................
811,831
Total Long Term Investments (Cost $68,787,010) ................................
65,050,237
a
Short Term Investments 29.8%
a a
Country Shares
a
Value
a a a
Money Market Funds 29.8%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 5.035% .... United States 19,752,974 19,752,974
Total Money Market Funds (Cost $19,752,974) ..................................
19,752,974
Total Short Term Investments (Cost $19,752,974 ) ................................
19,752,974
a
Total Investments (Cost $88,539,984) 128.1% ...................................
$84,803,211
Other Assets, less Liabilities (28.1)% ..........................................
(18,595,454)
Net Assets 100.0% ...........................................................
$66,207,757
a a a
See Abbreviations on page 342 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
The coupon rate shown represents the rate at period end.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2023, the aggregate value of these securities was $6,415,058, representing 9.7% of net assets.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.70 $9.55 $9.54 $9.65 $9.60
Income from investment operations
a
:
Net investment income .......................... 0.317
b
0.162
b
0.105
b
0.244
b
0.290
Net realized and unrealized gains (losses) ........... 0.069 (0.735) 0.170 (0.079) 0.068
Total from investment operations .................... 0.386 (0.573) 0.275 0.165 0.358
Less distributions from:
Net investment income and net foreign currency gains .. (0.326) (0.277) (0.265) (0.275) (0.308)
Net asset value, end of year ....................... $8.76 $8.70 $9.55 $9.54 $9.65
Total return
c
................................... 4.48% (6.09)% 2.90% 1.77% 3.78%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.96% 0.93% 0.94% 0.94% 0.94%
Expenses net of waiver and payments by affiliates
d
...... 0.66% 0.67% 0.67% 0.67% 0.68%
Net investment income ........................... 3.61% 1.77% 1.09% 2.58% 2.99%
Supplemental data
Net assets, end of year (000’s) ..................... $1,471,021 $1,726,461 $1,915,410 $1,778,666 $1,631,123
Portfolio turnover rate ............................ 55.59% 66.75% 85.02%
e
93.23% 51.93%
e
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 55.59% 55.24% 56.22%
e
67.97% 51.93%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.
f
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.66 $9.51 $9.50 $9.61 $9.56
Income from investment operations
a
:
Net investment income .......................... 0.280
b
0.120
b
0.068
b
0.205
b
0.251
Net realized and unrealized gains (losses) ........... 0.061 (0.730) 0.169 (0.074) 0.068
Total from investment operations .................... 0.341 (0.610) 0.237 0.131 0.319
Less distributions from:
Net investment income and net foreign currency gains .. (0.291) (0.240) (0.227) (0.242) (0.269)
Net asset value, end of year ....................... $8.71 $8.66 $9.51 $9.50 $9.61
Total return
c
................................... 3.98% (6.49)% 2.50% 1.42% 3.38%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.36% 1.33% 1.35% 1.34% 1.34%
Expenses net of waiver and payments by affiliates
d
...... 1.06% 1.07% 1.08% 1.07% 1.08%
Net investment income ........................... 3.20% 1.31% 0.71% 2.18% 2.59%
Supplemental data
Net assets, end of year (000’s) ..................... $44,178 $62,457 $99,990 $117,893 $135,372
Portfolio turnover rate ............................ 55.59% 66.75% 85.02%
e
93.23% 51.93%
e
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 55.59% 55.24% 56.22%
e
67.97% 51.93%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.
f
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31, Year Ended
October 31,
2019
a
2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.70 $9.55 $9.54 $9.65 $9.65
Income from investment operations
b
:
Net investment income .......................... 0.306
c
0.138
c
0.077
c
0.219
c
0.012
Net realized and unrealized gains (losses) ........... 0.048 (0.734) 0.174 (0.073) 0.001
Total from investment operations .................... 0.354 (0.596) 0.251 0.146 0.013
Less distributions from:
Net investment income and net foreign currency gains .. (0.304) (0.254) (0.241) (0.256) (0.013)
Net asset value, end of year ....................... $8.75 $8.70 $9.55 $9.54 $9.65
Total return
d
................................... 4.12% (6.33)% 2.64% 1.57% 0.14%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ...... 1.22% 1.18% 1.17% 1.17% 1.19%
Expenses net of waiver and payments by affiliates
f
...... 0.91% 0.92% 0.92% 0.90% 0.93%
Net investment income ........................... 3.50% 1.51% 0.81% 2.33% 2.73%
Supplemental data
Net assets, end of year (000’s) ..................... $303 $175 $198 $95 $18
Portfolio turnover rate ............................ 55.59% 66.75% 85.02%
g
93.23% 51.93%
g
Portfolio turnover rate excluding mortgage dollar rolls
h
.... 55.59% 55.24% 56.22%
g
67.97% 51.93%
g
a
For the period October 15, 2019 (effective date) to October 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.
h
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.76 $9.61 $9.61 $9.71 $9.66
Income from investment operations
a
:
Net investment income .......................... 0.349
b
0.198
b
0.141
b
0.277
b
0.326
Net realized and unrealized gains (losses) ........... 0.059 (0.738) 0.159 (0.071) 0.071
Total from investment operations .................... 0.408 (0.540) 0.300 0.206 0.397
Less distributions from:
Net investment income and net foreign currency gains .. (0.358) (0.310) (0.300) (0.306) (0.347)
Net asset value, end of year ....................... $8.81 $8.76 $9.61 $9.61 $9.71
Total return .................................... 4.71% (5.71)% 3.15% 2.20% 4.17%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.62% 0.58% 0.58% 0.58% 0.56%
Expenses net of waiver and payments by affiliates
c
...... 0.30% 0.30% 0.30% 0.30% 0.30%
Net investment income ........................... 3.93% 2.15% 1.46% 2.92% 3.37%
Supplemental data
Net assets, end of year (000’s) ..................... $483,828 $601,379 $543,485 $553,603 $1,003,208
Portfolio turnover rate ............................ 55.59% 66.75% 85.02%
d
93.23% 51.93%
d
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 55.59% 55.24% 56.22%
d
67.97% 51.93%
d
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.
e
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.75 $9.60 $9.60 $9.70 $9.65
Income from investment operations
a
:
Net investment income .......................... 0.340
b
0.182
b
0.128
b
0.269
b
0.315
Net realized and unrealized gains (losses) ........... 0.068 (0.732) 0.161 (0.073) 0.069
Total from investment operations .................... 0.408 (0.550) 0.289 0.196 0.384
Less distributions from:
Net investment income and net foreign currency gains .. (0.348) (0.300) (0.289) (0.297) (0.334)
Net asset value, end of year ....................... $8.81 $8.75 $9.60 $9.60 $9.70
Total return .................................... 4.72% (5 .83)% 3.03% 2.10% 4.04%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.71% 0.67% 0.69% 0.69% 0.69%
Expenses net of waiver and payments by affiliates
c
...... 0.41% 0.41% 0.42% 0.42% 0.43%
Net investment income ........................... 3.84% 1.98% 1.33% 2.83% 3.24%
Supplemental data
Net assets, end of year (000’s) ..................... $174,506 $198,526 $251,429 $229,233 $254,314
Portfolio turnover rate ............................ 55.59% 66.75% 85.02%
d
93.23% 51.93%
d
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 55.59% 55.24% 56.22%
d
67.97% 51.93%
d
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.
e
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2023
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

,
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.6%
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 12,326,925 $ —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 1,226,701 —
—
Oil, Gas & Consumable Fuels 0.6%
Quarternorth Energy Holding, Inc. ......................... United States 99,347 13,420,141
Total Common Stocks (Cost $9,655,216) .......................................
13,420,141
Management Investment Companies 2.3%
Capital Markets 2.3%
d
Franklin Floating Rate Income Fund ....................... United States 6,248,232 49,548,481
Total Management Investment Companies (Cost $50,162,114) ....................
49,548,481
Principal
Amount
*
Corporate Bonds 33.2%
Aerospace & Defense 0.7%
Boeing Co. (The) , Senior Note , 2.196% , 2/04/26 ..............
United States 10,400,000 9,558,376
General Dynamics Corp. , Senior Note , 3.25% , 4/01/25 .........
United States 4,000,000 3,875,529
e
TransDigm, Inc. , Senior Secured Note , 144A, 6.25% , 3/15/26 .... United States 1,500,000 1,466,857
14,900,762
Air Freight & Logistics 0.1%
e
DAE Funding LLC , Senior Note , 144A, 1.55% , 8/01/24 ......... United Arab
Emirates 1,700,000 1,635,038
Automobile Components 0.1%
e
Allison Transmission, Inc. , Senior Bond , 144A, 4.75% , 10/01/27 .. United States 1,200,000 1,095,598
Automobiles 0.3%
e
Mercedes-Benz Finance North America LLC , Senior Note , 144A,
4.95% , 3/30/25 ..................................... Germany 7,100,000 7,036,776
Banks 9.8%
e,f
ABN AMRO Bank NV , Senior Note , 144A, FRN , 6.339% , ( 1-year
CMT T-Note + 1.65% ), 9/18/27 .......................... Netherlands 1,800,000 1,780,985
Bank of America Corp. ,
Senior Note, 2.015% to 2/12/25, FRN thereafter, 2/13/26 ...... United States 3,500,000 3,301,334
Senior Note, 3.384% to 4/01/25, FRN thereafter, 4/02/26 ...... United States 8,300,000 7,954,716
Senior Note, 4.376% to 4/26/27, FRN thereafter, 4/27/28 ...... United States 8,000,000 7,470,181
Bank of Montreal , H , Senior Note , 4.25% , 9/14/24 .............
Canada 9,850,000 9,692,131
Bank of Nova Scotia (The) , Senior Note , 2.951% , 3/11/27 .......
Canada 7,000,000 6,349,837
e
BNP Paribas SA , Senior Note , 144A, 2.819% to 11/18/24, FRN
thereafter , 11/19/25 .................................. France 5,700,000 5,485,230
e
BPCE SA , Senior Note , 144A, 2.375% , 1/14/25 ............... France 7,000,000 6,657,984
Citigroup, Inc. ,
Senior Note, 3.29% to 3/16/25, FRN thereafter, 3/17/26 ....... United States 8,200,000 7,854,111
Senior Note, 3.106% to 4/07/25, FRN thereafter, 4/08/26 ...... United States 6,500,000 6,205,004
Sub. Bond, 4.6%, 3/09/26 ............................. United States 2,600,000 2,492,544
HSBC Holdings plc ,
Senior Bond, 4.3%, 3/08/26 ............................ United Kingdom 800,000 766,856
Senior Note, 4.18% to 12/08/24, FRN thereafter, 12/09/25 ..... United Kingdom 6,000,000 5,844,282
Senior Note, 2.013% to 9/21/27, FRN thereafter, 9/22/28 ...... United Kingdom 7,600,000 6,381,273

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Huntington National Bank (The) , Senior Note , 5.699% to 11/17/24,
FRN thereafter , 11/18/25 .............................. United States 5,700,000 $ 5,535,375
JPMorgan Chase & Co. ,
Senior Note, 3.845% to 6/13/24, FRN thereafter, 6/14/25 ...... United States 5,400,000 5,317,682
Senior Note, 2.083% to 4/21/25, FRN thereafter, 4/22/26 ...... United States 18,200,000 17,109,419
Sub. Bond, 3.875%, 9/10/24 ........................... United States 8,400,000 8,240,068
KeyBank NA , Senior Note , 4.15% , 8/08/25 ..................
United States 5,400,000 5,023,754
Manufacturers & Traders Trust Co. , Senior Note , 5.4% , 11/21/25 ..
United States 7,900,000 7,646,196
Mitsubishi UFJ Financial Group, Inc. ,
Senior Note, 5.063% to 9/11/24, FRN thereafter, 9/12/25 ...... Japan 10,700,000 10,584,596
f
Senior Note, FRN, 5.719%, (1-year CMT T-Note + 1.08%),
2/20/26 ........................................... Japan 1,000,000 993,945
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28, FRN
thereafter , 7/06/29 ................................... Japan 4,500,000 4,396,470
National Bank of Canada , Senior Note , 3.75% to 6/08/24, FRN
thereafter , 6/09/25 ................................... Canada 6,600,000 6,488,542
e
Nordea Bank Abp , Senior Note , 144A, 4.75% , 9/22/25 .......... Finland 3,800,000 3,722,601
Santander UK Group Holdings plc , Senior Note , 1.673% to 6/23/26,
FRN thereafter , 6/14/27 ............................... United Kingdom 5,900,000 5,145,146
e
Shinhan Bank Co. Ltd. , Senior Note , 144A, 1.375% , 10/21/26 .... South Korea 6,500,000 5,737,877
e
Societe Generale SA ,
Senior Note, 144A, 2.226% to 1/20/25, FRN thereafter, 1/21/26 . France 6,600,000 6,219,375
Senior Note, 144A, 1.792% to 6/08/26, FRN thereafter, 6/09/27 . France 3,900,000 3,428,693
Toronto-Dominion Bank (The) , Senior Note , 4.285% , 9/13/24 .....
Canada 13,900,000 13,705,451
Truist Financial Corp. , Senior Note , 5.9% to 10/27/25, FRN
thereafter , 10/28/26 .................................. United States 6,800,000 6,689,176
Wells Fargo & Co. ,
Senior Note, 2.188% to 4/29/25, FRN thereafter, 4/30/26 ...... United States 13,400,000 12,608,861
Senior Note, 6.303% to 10/22/28, FRN thereafter, 10/23/29 .... United States 4,000,000 3,967,932
Sub. Bond, 4.1%, 6/03/26 ............................. United States 3,000,000 2,833,902
213,631,529
Beverages 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Note , 3.65% , 2/01/26 ........................... Belgium 8,000,000 7,693,342
e
Coca-Cola Europacific Partners plc , Senior Note , 144A, 1.5% ,
1/15/27 ........................................... United Kingdom 4,400,000 3,825,592
11,518,934
Biotechnology 0.5%
AbbVie, Inc. ,
Senior Bond, 3.6%, 5/14/25 ............................ United States 810,000 783,882
Senior Note, 3.8%, 3/15/25 ............................ United States 600,000 584,246
Senior Note, 2.95%, 11/21/26 .......................... United States 500,000 463,222
Amgen, Inc. , Senior Note , 5.15% , 3/02/28 ...................
United States 10,200,000 9,959,041
11,790,391
Broadline Retail 0.0%
a,e,g
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 1,068,278 —
a,e,g
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 470,581 —
—

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets 2.6%
Bank of New York Mellon (The) , Senior Note , 5.224% to 11/20/24,
FRN thereafter , 11/21/25 .............................. United States 7,900,000 $ 7,838,625
Deutsche Bank AG , Senior Note , 4.162% , 5/13/25 .............
Germany 6,600,000 6,406,941
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.75%, 2/25/26 ........................... United States 6,500,000 6,167,900
Senior Note, 5.7%, 11/01/24 ........................... United States 5,400,000 5,380,695
Senior Note, 4.387% to 6/14/26, FRN thereafter, 6/15/27 ...... United States 2,700,000 2,580,316
Senior Note, 2.64% to 2/23/27, FRN thereafter, 2/24/28 ....... United States 5,500,000 4,873,544
Morgan Stanley ,
Senior Bond, 3.7%, 10/23/24 ........................... United States 1,400,000 1,368,724
Senior Note, 2.188% to 4/27/25, FRN thereafter, 4/28/26 ...... United States 3,800,000 3,575,240
Sub. Bond, 4.35%, 9/08/26 ............................ United States 7,800,000 7,381,706
UBS Group AG ,
Senior Note, 4.55%, 4/17/26 ........................... Switzerland 5,100,000 4,876,923
e
Senior Note, 144A, 6.373% to 7/14/25, FRN thereafter, 7/15/26 . Switzerland 500,000 497,101
e
Senior Note, 144A, 5.711% to 1/11/26, FRN thereafter, 1/12/27 . Switzerland 6,500,000 6,395,410
57,343,125
Commercial Services & Supplies 0.2%
Republic Services, Inc. , Senior Note , 4.875% , 4/01/29 ..........
United States 4,000,000 3,838,187
Communications Equipment 0.0%
†
e
CommScope Technologies LLC , Senior Note , 144A, 6% , 6/15/25 .. United States 900,000 541,354
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note, 6.1%, 1/15/27 ............................ Ireland 2,200,000 2,164,830
Senior Note, 3%, 10/29/28 ............................ Ireland 3,000,000 2,528,054
Capital One Financial Corp. , Senior Bond , 3.8% , 1/31/28 ........
United States 7,000,000 6,173,706
Caterpillar Financial Services Corp. , Senior Note , 1.45% , 5/15/25 .
United States 1,100,000 1,035,992
11,902,582
Consumer Staples Distribution & Retail 0.2%
e
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /
Albertsons LLC , Senior Note , 144A, 5.875% , 2/15/28 ......... United States 600,000 575,324
e
Cencosud SA , Senior Bond , 144A, 4.375% , 7/17/27 ........... Chile 2,900,000 2,660,035
3,235,359
Diversified Consumer Services 0.1%
Grand Canyon University , Secured Note , 4.125% , 10/01/24 ......
United States 1,900,000 1,812,030
Diversified Telecommunication Services 1.0%
AT&T, Inc. , Senior Note , 1.65% , 2/01/28 ....................
United States 7,000,000 5,854,131
e
Iliad Holding SASU , Senior Secured Note , 144A, 6.5% , 10/15/26 .. France 2,000,000 1,870,703
Verizon Communications, Inc. , Senior Note , 1.45% , 3/20/26 .....
United States 15,700,000 14,204,250
21,929,084
Electric Utilities 1.9%
Exelon Corp. , Senior Bond , 3.4% , 4/15/26 ...................
United States 7,000,000 6,639,107
Florida Power & Light Co. , Senior Note , 4.4% , 5/15/28 .........
United States 3,150,000 2,998,833
e
Korea East-West Power Co. Ltd. ,
Senior Note, 144A, 1.75%, 5/06/25 ...................... South Korea 8,500,000 7,998,972
Senior Note, 144A, 3.6%, 5/06/25 ....................... South Korea 4,700,000 4,552,158
NextEra Energy Capital Holdings, Inc. ,
Senior Note, 6.051%, 3/01/25 .......................... United States 2,700,000 2,699,256

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc., (continued)
Senior Note, 5.749%, 9/01/25 .......................... United States 5,800,000 $ 5,774,910
Southern Co. (The) ,
Senior Bond, 3.25%, 7/01/26 ........................... United States 6,850,000 6,404,959
Senior Note, 5.5%, 3/15/29 ............................ United States 5,400,000 5,293,992
42,362,187
Entertainment 0.7%
e
Banijay Entertainment SASU , Senior Secured Note , 144A, 8.125% ,
5/01/29 ........................................... France 1,400,000 1,366,194
Netflix, Inc. ,
Senior Bond, 5.75%, 3/01/24 ........................... United States 1,800,000 1,797,678
Senior Bond, 4.375%, 11/15/26 ......................... United States 3,100,000 2,984,940
e
Senior Note, 144A, 3.625%, 6/15/25 ..................... United States 3,100,000 2,990,839
Walt Disney Co. (The) , Senior Note , 1.75% , 1/13/26 ...........
United States 6,600,000 6,095,805
15,235,456
Financial Services 0.5%
a,f
Cia Securitizadora de Creditos Financeiros Vert-Fintech , 12 , Senior
Secured Note , FRN , 14.9% , ( BZDIOVRA + 5.75% ), 2/14/24 .... Brazil 7,676,000 BRL 818,811
e
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 .......... Portugal 6,500,000 5,455,769
Fiserv, Inc. , Senior Note , 2.25% , 6/01/27 ....................
United States 5,200,000 4,596,964
10,871,544
Food Products 0.3%
Hershey Co. (The) , Senior Note , 4.25% , 5/04/28 ..............
United States 2,800,000 2,688,686
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note, 2.5%, 1/15/27 ............................ United States 2,800,000 2,461,102
Senior Note, 3%, 2/02/29 ............................. United States 900,000 741,618
5,891,406
Health Care Equipment & Supplies 0.4%
Edwards Lifesciences Corp. , Senior Bond , 4.3% , 6/15/28 .......
United States 300,000 281,222
GE HealthCare Technologies, Inc. ,
WI, Senior Note, 5.55%, 11/15/24 ....................... United States 2,800,000 2,787,100
WI, Senior Note, 5.65%, 11/15/27 ....................... United States 5,000,000 4,950,515
8,018,837
Health Care Providers & Services 1.0%
Centene Corp. , Senior Note , 3.375% , 2/15/30 ................
United States 2,700,000 2,234,923
Cigna Group (The) , Senior Note , 1.25% , 3/15/26 ..............
United States 8,300,000 7,468,926
CVS Health Corp. , Senior Note , 5% , 1/30/29 .................
United States 4,700,000 4,500,361
Elevance Health, Inc. , Senior Bond , 4.101% , 3/01/28 ...........
United States 4,000,000 3,738,054
Providence St Joseph Health Obligated Group , H , 2.746% , 10/01/26
United States 15,000 13,709
Quest Diagnostics, Inc. , Senior Bond , 3.45% , 6/01/26 ..........
United States 4,150,000 3,914,060
21,870,033
Health Care REITs 0.2%
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
5% , 10/15/27 ....................................... United States 6,900,000 5,337,195
Hotels, Restaurants & Leisure 0.3%
Sands China Ltd. , Senior Note , 2.55% , 3/08/27 ...............
Macau 3,400,000 2,907,104

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
e
Studio City Finance Ltd. , Senior Note , 144A, 6% , 7/15/25 ....... Macau 2,700,000 $ 2,546,964
5,454,068
Industrial REITs 0.3%
Prologis LP , Senior Note , 4.875% , 6/15/28 ...................
United States 7,800,000 7,507,709
Insurance 2.4%
e
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Secured Note , 144A, 6.75% , 4/15/28 ..................... United States 2,000,000 1,902,631
e
Corebridge Global Funding , Secured Note , 144A, 5.9% , 9/19/28 .. United States 4,700,000 4,645,823
e
GA Global Funding Trust , Secured Note , 144A, 3.85% , 4/11/25 ... United States 11,300,000 10,885,810
e
Metropolitan Life Global Funding I ,
Secured Note, 144A, 4.05%, 8/25/25 ..................... United States 7,000,000 6,787,246
Secured Note, 144A, 5.05%, 1/06/28 ..................... United States 4,100,000 3,979,496
e
New York Life Global Funding , Secured Note , 144A, 3.6% , 8/05/25 United States 10,700,000 10,353,018
e
Northwestern Mutual Global Funding , Secured Note , 144A, 4.9% ,
6/12/28 ........................................... United States 5,000,000 4,803,438
e
Pricoa Global Funding I , Secured Note , 144A, 5.1% , 5/30/28 ..... United States 5,300,000 5,150,739
e
Protective Life Global Funding , Secured Note , 144A, 3.218% ,
3/28/25 ........................................... United States 4,000,000 3,848,218
52,356,419
Interactive Media & Services 0.6%
Meta Platforms, Inc. , Senior Note , 4.6% , 5/15/28 ..............
United States 9,800,000 9,502,727
e
Tencent Holdings Ltd. , Senior Note , 144A, 1.81% , 1/26/26 ....... China 3,000,000 2,755,005
12,257,732
Life Sciences Tools & Services 0.2%
Bio-Rad Laboratories, Inc. , Senior Note , 3.3% , 3/15/27 .........
United States 900,000 820,794
Illumina, Inc. , Senior Note , 5.8% , 12/12/25 ..................
United States 4,000,000 3,962,084
4,782,878
Machinery 0.2%
Parker-Hannifin Corp. , Senior Note , 3.65% , 6/15/24 ...........
United States 4,700,000 4,631,765
Media 0.8%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Note , 4.908% , 7/23/25 ..... United States 8,000,000 7,824,601
Comcast Corp. , Senior Note , 4.55% , 1/15/29 .................
United States 6,400,000 6,077,286
e
DISH DBS Corp. , Senior Secured Note , 144A, 5.25% , 12/01/26 ... United States 2,000,000 1,617,051
Fox Corp. , Senior Note , 3.05% , 4/07/25 .....................
United States 2,000,000 1,920,358
17,439,296
Metals & Mining 0.0%
†
e
Novelis Corp. , Senior Note , 144A, 3.25% , 11/15/26 ............ United States 1,000,000 891,282
Multi-Utilities 0.3%
Dominion Energy, Inc. , D , Senior Bond , 2.85% , 8/15/26 .........
United States 1,300,000 1,197,041
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 ...............
United States 5,000,000 4,758,679
5,955,720
Oil, Gas & Consumable Fuels 2.2%
e
Aker BP ASA , Senior Note , 144A, 2% , 7/15/26 ............... Norway 3,296,000 2,948,925
BP Capital Markets America, Inc. , Senior Note , 3.41% , 2/11/26 ...
United States 7,000,000 6,674,867

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Cheniere Corpus Christi Holdings LLC , Senior Secured Note ,
5.875% , 3/31/25 ..................................... United States 5,800,000 $ 5,773,755
Chevron Corp. , Senior Note , 1.554% , 5/11/25 ................
United States 4,500,000 4,246,889
e
CITGO Petroleum Corp. , Senior Secured Note , 144A, 6.375% ,
6/15/26 ........................................... United States 3,400,000 3,343,668
e
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 2,000,000 1,920,600
Energy Transfer LP , Senior Bond , 4.75% , 1/15/26 .............
United States 5,200,000 5,047,121
EnLink Midstream Partners LP , Senior Bond , 4.85% , 7/15/26 .....
United States 3,900,000 3,669,868
MPLX LP , Senior Note , 4.875% , 12/01/24 ...................
United States 6,800,000 6,709,944
Sabine Pass Liquefaction LLC ,
Senior Secured Note, 5.75%, 5/15/24 .................... United States 300,000 299,559
Senior Secured Note, 5.625%, 3/01/25 ................... United States 2,000,000 1,987,520
e
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.125% ,
6/01/28 ........................................... United States 2,000,000 1,943,172
Williams Cos., Inc. (The) , Senior Bond , 4% , 9/15/25 ...........
United States 2,300,000 2,212,439
46,778,327
Passenger Airlines 0.2%
e
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 1,083,333 1,054,553
e
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 3,070,000 2,984,635
e
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 300,000 278,583
4,317,771
Personal Care Products 0.8%
Estee Lauder Cos., Inc. (The) , Senior Note , 4.375% , 5/15/28 .....
United States 3,100,000 2,961,362
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .........
United States 7,700,000 7,103,291
Kenvue, Inc. , WI , Senior Note , 5.05% , 3/22/28 ...............
United States 7,500,000 7,363,133
e
Oriflame Investment Holding plc , Senior Secured Note , 144A,
5.125% , 5/04/26 ..................................... Switzerland 240,000 76,320
17,504,106
Pharmaceuticals 1.4%
AstraZeneca plc , Senior Note , 0.7% , 4/08/26 .................
United Kingdom 6,300,000 5,640,638
e
Bayer US Finance II LLC ,
Senior Note, 144A, 3.875%, 12/15/23 .................... Germany 5,800,000 5,784,222
Senior Note, 144A, 4.25%, 12/15/25 ..................... Germany 4,600,000 4,420,524
Bristol-Myers Squibb Co. , Senior Note , 2.9% , 7/26/24 ..........
United States 2,551,000 2,499,285
Pfizer Investment Enterprises Pte. Ltd. , Senior Note , 4.45% , 5/19/28
United States 8,800,000 8,414,853
Royalty Pharma plc , Senior Note , 1.75% , 9/02/27 .............
United States 700,000 596,257
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
4.75% , 5/09/27 ..................................... Israel 2,200,000 2,000,215
29,355,994
Semiconductors & Semiconductor Equipment 0.4%
Analog Devices, Inc. , WI , Senior Note , 3.45% , 6/15/27 .........
United States 800,000 745,384
e
SK Hynix, Inc. , Senior Note , 144A, 1.5% , 1/19/26 ............. South Korea 9,900,000 8,904,098
9,649,482
Specialized REITs 0.1%
Public Storage Operating Co. , Senior Note , 5.125% , 1/15/29 .....
United States 1,300,000 1,267,634

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail 0.0%
†
e,f,h
Party City Corp. , 144A, FRN , Zero Cpn., 7/15/25 .............. United States 565,890 $ 73,017
Technology Hardware, Storage & Peripherals 0.3%
Hewlett Packard Enterprise Co. , Senior Note , 5.9% , 10/01/24 ....
United States 5,690,000 5,680,696
Tobacco 0.8%
Altria Group, Inc. , Senior Note , 2.35% , 5/06/25 ...............
United States 4,200,000 3,981,793
e
Imperial Brands Finance plc ,
Senior Bond, 144A, 4.25%, 7/21/25 ...................... United Kingdom 5,495,000 5,309,447
Senior Note, 144A, 3.125%, 7/26/24 ..................... United Kingdom 700,000 683,471
Philip Morris International, Inc. , Senior Note , 4.875% , 2/15/28 ....
United States 7,700,000 7,402,285
17,376,996
Wireless Telecommunication Services 0.3%
e
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Note , 144A, 4.738% ,
3/20/25 ........................................... United States 300,000 296,650
T-Mobile USA, Inc. ,
Senior Note, 2.25%, 2/15/26 ........................... United States 2,900,000 2,670,018
Senior Note, 4.95%, 3/15/28 ........................... United States 4,200,000 4,042,692
7,009,360
Total Corporate Bonds (Cost $766,272,891) .....................................
722,087,659
i
Marketplace Loans 2.5%
a
Financial Services 2.5%
a a a a a a
Total Marketplace Loans (Cost $61,502,757) ....................................
55,313,777
Foreign Government and Agency Securities 2.0%
e
Banque Ouest Africaine de Developpement , Senior Bond , 144A, 5% ,
7/27/27 ........................................... Supranational
j
3,900,000 3,477,692
Colombia Government Bond , Senior Bond , 8.125% , 5/21/24 .....
Colombia 5,300,000 5,370,109
e
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 ...... France 1,000,000 979,146
Equinor ASA ,
Senior Note, 2.875%, 4/06/25 ........................... Norway 15,300,000 14,757,784
Senior Note, 1.75%, 1/22/26 ........................... Norway 5,400,000 4,986,849
Export-Import Bank of Korea , Senior Bond , 2.875% , 1/21/25 .....
South Korea 2,000,000 1,937,110
e
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 . South Korea 2,800,000 2,785,757
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .........
Peru 800,000 642,433
Petroleos Mexicanos , Senior Note , 6.875% , 10/16/25 ..........
Mexico 990,000 951,219
Philippines Government Bond , Senior Bond , 4.2% , 1/21/24 ......
Philippines 1,600,000 1,593,912
e
Romania Government Bond , Senior Bond , 144A, 4.875% , 1/22/24 . Romania 6,500,000 6,489,113
Total Foreign Government and Agency Securities (Cost $46,040,360) ..............
43,971,124
U.S. Government and Agency Securities 35.1%
U.S. Treasury Notes ,
0.375%, 8/15/24 ..................................... United States 205,000,000 196,983,723
0.625%, 10/15/24 .................................... United States 210,000,000 200,641,329
1%, 12/15/24 ....................................... United States 94,000,000 89,553,359
0.25%, 5/31/25 ..................................... United States 87,000,000 80,522,579
4.625%, 6/30/25 ..................................... United States 72,000,000 71,392,500
1.625%, 2/15/26 ..................................... United States 53,000,000 49,157,500
k
Index Linked, 0.125%, 4/15/26 .......................... United States 23,400,000 25,624,824

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
0.75%, 8/31/26 ..................................... United States 55,000,000 $ 49,018,750
Total U.S. Government and Agency Securities (Cost $767,753,911) ................
762,894,564
Asset-Backed Securities 11.8%
Banks 0.7%
Capital One Multi-Asset Execution Trust , 2022-A2 , A , 3.49% ,
5/15/27 . ........................................... United States 9,780,000 9,448,457
Chase Issuance Trust , 2022-A1 , A , 3.97% , 9/15/27 . ............
United States 6,794,000 6,592,390
16,040,847
a a a a a a
Consumer Finance 1.7%
American Express Credit Account Master Trust , 2022-3 , A , 3.75% ,
8/15/27 . ........................................... United States 18,235,000 17,657,665
Discover Card Execution Note Trust , 2022-A3 , A3 , 3.56% , 7/15/27 .
United States 18,930,000 18,253,616
35,911,281
a a a a a a
Financial Services 9.4%
e
American Homes 4 Rent Trust ,
2014-SFR3, A, 144A, 3.678%, 12/17/36 ................... United States 675,618 656,650
2015-SFR1, A, 144A, 3.467%, 4/17/52 .................... United States 5,151,020 4,954,061
e,l
Apidos CLO XXXV , 2021-35A , A , 144A, FRN , 6.727% , ( 3-month
SOFR + 1.312% ), 4/20/34 . ............................. United States 19,306,000 19,096,640
BA Credit Card Trust , 2022-A1 , A1 , 3.53% , 11/15/27 . ...........
United States 3,870,000 3,739,792
e,l
Bain Capital Credit CLO Ltd. , 2018-1A , A1 , 144A, FRN , 6.634% ,
( 3-month SOFR + 1.222% ), 4/23/31 . ..................... United States 1,900,207 1,895,065
e,l
BlueMountain CLO XXXI Ltd. , 2021-31A , A1 , 144A, FRN , 6.808% ,
( 3-month SOFR + 1.412% ), 4/19/34 . ..................... United States 3,130,000 3,084,888
e,l
Carlyle Direct Lending CLO LLC , 2015-1A , A2R , 144A, FRN ,
7.855% , ( 3-month SOFR + 2.462% ), 10/15/31 . .............. United States 7,300,000 7,136,547
e,l
Carlyle Global Market Strategies CLO Ltd. , 2016-1A , A1R2 , 144A,
FRN , 6.817% , ( 3-month SOFR + 1.402% ), 4/20/34 . .......... United States 2,000,000 1,983,578
e
CF Hippolyta Issuer LLC , 2020-1 , A1 , 144A, 1.69% , 7/15/60 . ..... United States 3,291,994 2,988,658
m
Conseco Finance Securitizations Corp. , 2002-2 , M1 , FRN , 7.424% ,
3/01/33 . ........................................... United States 55,649 55,683
e,m
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-29, PT, 144A, FRN, 25.86%, 12/15/43 ................ United States 2,772 2,629
2019-26, PT, 144A, FRN, 16.108%, 8/15/44 ................ United States 101,925 95,682
2019-31, PT, 144A, FRN, 12.109%, 9/15/44 ................ United States 86,946 79,836
2019-37, PT, 144A, FRN, 15.935%, 10/17/44 ............... United States 94,194 89,090
2019-42, PT, 144A, FRN, 14.513%, 11/15/44 ............... United States 91,086 85,226
2019-51, PT, 144A, FRN, 14.731%, 1/15/45 ................ United States 234,290 220,508
2019-52, PT, 144A, FRN, 13.603%, 1/15/45 ................ United States 277,918 261,230
2019-S1, PT, 144A, FRN, 4.311%, 4/15/44 ................. United States 12,423 11,997
2019-S2, PT, 144A, FRN, 8.762%, 5/16/44 ................. United States 19,858 18,383
2019-S3, PT, 144A, FRN, 9.663%, 6/15/44 ................. United States 17,233 15,867
2019-S4, PT, 144A, FRN, 9.816%, 8/15/44 ................. United States 51,646 49,573
2019-S5, PT, 144A, FRN, 10.314%, 9/15/44 ................ United States 53,105 49,492
2019-S6, PT, 144A, FRN, 8.155%, 10/17/44 ................ United States 71,674 66,335
2019-S7, PT, 144A, FRN, 8.271%, 12/15/44 ................ United States 103,496 95,586
2019-S8, PT, 144A, FRN, 8.946%, 1/15/45 ................. United States 125,788 116,485
2020-2, PT, 144A, FRN, 14.503%, 3/15/45 ................. United States 276,449 259,222
2020-7, PT, 144A, FRN, 15.031%, 4/17/45 ................. United States 168,994 156,212
e,l
Cook Park CLO Ltd. , 2018-1A , A2 , 144A, FRN , 6.784% , ( 3-month
SOFR + 1.382% ), 4/17/30 . ............................. United States 1,000,000 980,693

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
l
Countrywide Asset-Backed Certificates Trust , 2002-3 , 1A1 , FRN ,
6.179% , ( 1-month SOFR + 0.854% ), 5/25/32 . ............... United States 289 $ 287
l
CWABS, Inc. , 2004-1 , M1 , FRN , 6.189% , ( 1-month SOFR +
0.864% ), 3/25/34 . ................................... United States 25,520 24,940
e,l
Dryden 85 CLO Ltd. , 2020-85A , AR , 144A, FRN , 6.805% , ( 3-month
SOFR + 1.412% ), 10/15/35 . ............................ United States 2,110,000 2,088,032
e,l
Ellington CLO III Ltd. , 2018-3A , A1 , 144A, FRN , 7.327% , ( 3-month
SOFR + 1.912% ), 7/20/30 . ............................. United States 2,663,285 2,667,845
e
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 . ... United States 4,152,546 3,766,118
e,l
Galaxy XXVII CLO Ltd. , 2018-27A , A , 144A, FRN , 6.653% , ( 3-month
SOFR + 1.282% ), 5/16/31 . ............................. United States 1,461,445 1,454,152
e,l
GoldenTree Loan Management US CLO 1 Ltd. , 2021-9A , A , 144A,
FRN , 6.747% , ( 3-month SOFR + 1.332% ), 1/20/33 . .......... United States 15,731,000 15,632,519
e
Home Partners of America Trust , 2021-3 , B , 144A, 2.649% , 1/17/41 . United States 1,380,922 1,163,893
e,l
Magnetite XXIX Ltd. , 2021-29A , A , 144A, FRN , 6.645% , ( 3-month
SOFR + 1.252% ), 1/15/34 . ............................. United States 21,809,000 21,696,500
e,l
Neuberger Berman CLO XVIII Ltd. , 2014-18A , A1BR , 144A, FRN ,
7.074% , ( 3-month SOFR + 1.662% ), 10/21/30 . .............. United States 2,295,000 2,276,729
e,l
Neuberger Berman CLO XVI-S Ltd. , 2017-16SA , AR , 144A, FRN ,
6.695% , ( 3-month SOFR + 1.302% ), 4/15/34 . ............... United States 15,000,000 14,849,579
e
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................... United States 13,870,000 11,881,661
e,l
Octagon 56 Ltd. , 2021-1A , A , 144A, FRN , 6.815% , ( 3-month SOFR +
1.422% ), 10/15/34 . ................................... United States 15,000,000 14,844,973
e,l
Octagon Investment Partners 18-R Ltd. , 2018-18A , A1A , 144A, FRN ,
6.615% , ( 3-month SOFR + 1.222% ), 4/16/31 . ............... United States 942,913 936,641
e,l
Octagon Investment Partners 35 Ltd. , 2018-1A , A1B , 144A, FRN ,
6.777% , ( 3-month SOFR + 1.362% ), 1/20/31 . ............... United States 2,000,000 1,962,878
e,l
Octagon Investment Partners 46 Ltd. , 2020-2A , AR , 144A, FRN ,
6.815% , ( 3-month SOFR + 1.422% ), 7/15/36 . ............... United States 17,400,000 17,303,831
e,l
OHA Credit Partners VII Ltd. , 2012-7A , AR3 , 144A, FRN , 6.711% ,
( 3-month SOFR + 1.332% ), 2/20/34 . ..................... United States 17,876,000 17,727,297
e,m
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 14.089%, 3/15/26 ................ United States 146,975 142,518
2020-PT2, A, 144A, FRN, 12.177%, 4/15/26 ................ United States 176,504 167,699
2020-PT3, A, 144A, FRN, 5.076%, 5/15/26 ................. United States 68,349 62,099
l
RAAC Trust , 2004-SP1 , AII , FRN , 6.139% , ( 1-month SOFR +
0.814% ), 3/25/34 . ................................... United States 66,902 65,483
e,l
RR 14 Ltd. , 2021-14A , A1 , 144A, FRN , 6.775% , ( 3-month SOFR +
1.382% ), 4/15/36 . ................................... United States 23,418,000 23,183,844
e,m
Upgrade Master Pass-Thru Trust ,
2019-PT1, A, 144A, FRN, 30.725%, 6/15/25 ................ United States 16,456 14,664
2019-PT2, A, 144A, FRN, 21.642%, 2/15/26 ................ United States 141,725 138,162
e,l
Voya CLO Ltd. , 2018-2A , A2 , 144A, FRN , 6.905% , ( 3-month SOFR +
1.512% ), 7/15/31 . ................................... United States 2,500,000 2,451,472
204,749,424
a a a a a a
Passenger Airlines 0.0%
†
American Airlines Pass-Through Trust , 2016-2 , AA , 3.2% , 6/15/28 .
United States 34,850 30,795
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 . ..
United States 273,600 262,382
293,177
a a a a a a
Total Asset-Backed Securities (Cost $262,342,217) ..............................
256,994,729

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities 1.7%
Financial Services 1.7%
Banc of America Commercial Mortgage Trust , 2015-UBS7 , A4 ,
3.705% , 9/15/48 ..................................... United States 100,000 $ 94,628
e,l
BX Commercial Mortgage Trust , 2021-VOLT , A , 144A, FRN , 6.149% ,
( 1-month SOFR + 0.814% ), 9/15/36 ...................... United States 5,430,000 5,266,749
e,l
BX Mortgage Trust , 2021-PAC , A , 144A, FRN , 6.138% , ( 1-month
SOFR + 0.804% ), 10/15/36 ............................ United States 7,517,000 7,337,093
e,l
BX Trust , 2022-IND , A , 144A, FRN , 6.825% , ( 1-month SOFR +
1.491% ), 4/15/37 .................................... United States 7,828,852 7,716,018
m
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.012% , 7/10/38 United States 836,002 362,407
e,l
DBCG Mortgage Trust , 2017-BBG , A , 144A, FRN , 8.5% , ( PRIME +
0.7% ), 6/15/34 ...................................... United States 9,145,000 9,157,797
e,m
Eleven Madison Mortgage Trust , 2015-11MD , A , 144A, FRN ,
3.555% , 9/10/35 ..................................... United States 2,005,000 1,788,395
GS Mortgage Securities Trust ,
2016-GS3, A4, 2.85%, 10/10/49 ......................... United States 600,000 543,612
2017-GS6, A3, 3.433%, 5/10/50 ......................... United States 2,000,000 1,786,430
JPMBB Commercial Mortgage Securities Trust ,
2015-C30, A5, 3.822%, 7/15/48 ......................... United States 1,500,000 1,413,040
2016-C1, A5, 3.576%, 3/17/49 .......................... United States 1,500,000 1,405,800
36,871,969
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $38,112,835) ................
36,871,969
Mortgage-Backed Securities 1.3%
n
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 4.327% - 5.1%, (1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 10/01/36 - 6/01/37 ......... United States 547,320 552,353
552,353
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.0%
FHLMC Gold Pool, 30 Year, 5%, 1/01/39 .................... United States 43,914 42,352
FHLMC Pool, 15 Year, 3%, 10/01/37 ....................... United States 11,513,750 10,304,630
FHLMC Pool, 15 Year, 3.5%, 10/01/37 ...................... United States 12,169,161 11,119,848
21,466,830
n
Federal National Mortgage Association (FNMA) Adjustable Rate 0.3%
FNMA, 2.462% - 5.343%, (3-year CMT T-Note +/- MBS Margin),
2/01/26 - 6/01/34 .................................... United States 18,401 17,856
FNMA, 3.948% - 5.6%, (COFI 11th District +/- MBS Margin),
12/01/25 - 12/01/36 .................................. United States 34,348 33,407
FNMA, 5.613%, (5-year CMT T-Note +/- MBS Margin), 2/01/30 ... United States 16,513 16,436
FNMA, 6.375%, (6-month H15BDI +/- MBS Margin), 8/01/32 ..... United States 13,175 12,958
FNMA, 6.455% - 6.475%, (1-month Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 4/01/28 - 7/01/34 .......... United States 27,226 27,207
FNMA, 3.59% - 6.5%, (1-year Refinitiv USD IBOR Consumer Cash
Fallbacks +/- MBS Margin), 11/01/32 - 2/01/44 .............. United States 3,333,842 3,346,902
FNMA, 3.645% - 6.599%, (1-year CMT T-Note +/- MBS Margin),
3/01/24 - 4/01/40 .................................... United States 678,353 671,537
FNMA, 5.999% - 7.298%, (12-month average of 1-year CMT +/-
MBS Margin), 11/01/30 - 10/01/44 ....................... United States 145,708 143,343
FNMA, 4.16% - 7.37%, (6-month Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 1/01/25 - 8/01/37 .......... United States 385,194 379,930
4,649,576
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%
†
FNMA, 15 Year, 3.5%, 10/01/25 ........................... United States 98,798 96,797

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 15 Year, 4%, 12/01/25 ............................ United States 119,769 $ 116,127
FNMA, 15 Year, 4.5%, 1/01/24 - 6/01/25 .................... United States 30,423 30,376
FNMA, 30 Year, 5%, 3/01/38 ............................. United States 6,178 5,988
249,288
n
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II, 3.625% - 3.875%, (1-year CMT T-Note +/- MBS Margin),
4/20/26 - 9/20/26 .................................... United States 3,997 3,915
3,915
Total Mortgage-Backed Securities (Cost $28,041,221) ............................
26,921,962
Municipal Bonds 1.1%
California 0.3%
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ............................. United States 5,795,000 5,271,459
Hawaii 0.1%
City & County Honolulu , Wastewater System , Revenue , 2019 B ,
Refunding , 2.233% , 7/01/24 ............................ United States 2,470,000 2,415,990
Massachusetts 0.1%
Massachusetts State College Building Authority , Revenue , 2019 C ,
Refunding , 2.256% , 5/01/26 ............................ United States 2,635,000 2,439,021
New York 0.4%
New York State Urban Development Corp. , State of New York Sales
Tax , Revenue , 2019 B , Refunding , 2.25% , 3/15/26 ........... United States 8,750,000 8,132,591
Texas 0.2%
Texas State University System , Revenue , 2019 B , Refunding ,
2.351% , 3/15/26 ..................................... United States 4,825,000 4,519,645
Total Municipal Bonds (Cost $24,202,911) ......................................
22,778,706
Residential Mortgage-Backed Securities 3.9%
Capital Markets 0.0%
†
l
Merrill Lynch Mortgage Investors Trust ,
2003-A, 1A, FRN, 6.179%, (1-month SOFR + 0.854%), 3/25/28 . United States 48,686 45,593
2003-E, A1, FRN, 6.059%, (1-month SOFR + 0.734%), 10/25/28 United States 139,197 127,236
172,829
a a a a a a
Financial Services 3.9%
l
American Home Mortgage Investment Trust , 2005-1 , 6A , FRN ,
7.901% , ( 6-month SOFR + 2.428% ), 6/25/45 ............... United States 138,823 136,852
e,m
BRAVO Residential Funding Trust , 2019-2 , A3 , 144A, FRN , 3.5% ,
10/25/44 .......................................... United States 2,958,279 2,758,972
m
CHL Mortgage Pass-Through Trust , 2004-11 , 2A1 , FRN , 4.523% ,
7/25/34 ........................................... United States 544,976 496,104
e,m
CIM Trust , 2019-INV1 , A1 , 144A, FRN , 4% , 2/25/49 ........... United States 83,551 75,360
e,m
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% ,
3/25/67 ........................................... United States 2,854,420 2,645,411
Credit Suisse First Boston Mortgage Securities Corp. , 2004-6 , 3A1 ,
5% , 1/25/38 ........................................ Switzerland 102,991 57,962
e,m
CSMC Trust , 2014-IVR3 , A1 , 144A, FRN , 3.5% , 7/25/44 ........ United States 314,871 275,618
l
FHLMC STACR Debt Notes ,
2014-DN3, M3, FRN, 9.435%, (30-day SOFR Average + 4.114%),
8/25/24 ........................................... United States 615,045 616,545

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
l
FHLMC STACR Debt Notes, (continued)
2014-DN4, M3, FRN, 9.985%, (30-day SOFR Average + 4.664%),
10/25/24 .......................................... United States 1,064,723 $ 1,072,784
2014-HQ2, M3, FRN, 9.185%, (30-day SOFR Average + 3.864%),
9/25/24 ........................................... United States 4,881,210 4,979,509
2016-DNA2, M3, FRN, 10.085%, (30-day SOFR Average +
4.764%), 10/25/28 ................................... United States 5,440,333 5,714,921
2016-HQA2, M3, FRN, 10.585%, (30-day SOFR Average +
5.264%), 11/25/28 ................................... United States 4,041,904 4,286,031
l
FNMA Connecticut Avenue Securities ,
2014-C01, M2, FRN, 9.835%, (30-day SOFR Average + 4.514%),
1/25/24 ........................................... United States 917,812 924,763
2014-C02, 2M2, FRN, 8.035%, (30-day SOFR Average + 2.714%),
5/25/24 ........................................... United States 618,749 623,083
2014-C03, 2M2, FRN, 8.335%, (30-day SOFR Average + 3.014%),
7/25/24 ........................................... United States 2,693,160 2,717,246
2014-C04, 2M2, FRN, 10.435%, (30-day SOFR Average +
5.114%), 11/25/24 ................................... United States 471 471
2015-C01, 1M2, FRN, 9.735%, (30-day SOFR Average + 4.414%),
2/25/25 ........................................... United States 1,599,846 1,647,910
2015-C02, 1M2, FRN, 9.435%, (30-day SOFR Average + 4.114%),
5/25/25 ........................................... United States 2,332,847 2,410,987
2015-C03, 1M2, FRN, 10.435%, (30-day SOFR Average +
5.114%), 7/25/25 .................................... United States 2,451,619 2,577,209
2016-C01, 1M2, FRN, 12.185%, (30-day SOFR Average +
6.864%), 8/25/28 .................................... United States 511,785 545,593
2016-C01, 2M2, FRN, 12.385%, (30-day SOFR Average +
7.064%), 8/25/28 .................................... United States 1,745,673 1,828,961
m
GSR Mortgage Loan Trust , 2005-AR1 , 1A1 , FRN , 4.796% , 1/25/35 United States 84,677 76,544
m
J.P. Morgan Mortgage Trust ,
2004-A1, 5A1, FRN, 4.24%, 2/25/34 ...................... United States 17,085 16,611
e
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................... United States 10,531,111 8,721,452
e
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................... United States 2,079,927 1,707,328
e,m
Mill City Mortgage Loan Trust ,
2018-1, A1, 144A, FRN, 3.25%, 5/25/62 ................... United States 2,882,955 2,783,382
2018-4, A1B, 144A, FRN, 3.5%, 4/25/66 ................... United States 4,269,010 4,066,013
l
New York Mortgage Trust , 2005-3 , M1 , FRN , 6.114% , ( 1-month
SOFR + 0.789% ), 2/25/36 ............................. United States 43,449 41,618
e
OBX Trust ,
l
2018-1, A2, 144A, FRN, 6.089%, (1-month SOFR + 0.764%),
6/25/57 ........................................... United States 732,947 695,705
m
2021-J3, A4, 144A, FRN, 2.5%, 10/25/51 .................. United States 1,826,914 1,507,552
e,m
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% ,
2/20/49 ........................................... United States 7,004,235 5,757,285
e,m
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ........... United States 10,498,767 8,808,640
l
Thornburg Mortgage Securities Trust , 2004-3 , A , FRN , 6.179% ,
( 1-month SOFR + 0.854% ), 9/25/34 ...................... United States 241,191 216,203
e,m
Towd Point Mortgage Trust ,
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 .................. United States 460,318 456,270
2018-4, A1, 144A, FRN, 3%, 6/25/58 ..................... United States 8,258,350 7,452,180
2019-1, A1, 144A, FRN, 3.75%, 3/25/58 ................... United States 6,176,832 5,735,525
84,434,600
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $95,438,575) .................
84,607,429

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 60,686 $ —
b
Mesquite Energy, Inc., Escrow Account ..................... United States 1,900,000 137,750
Total Escrows and Litigation Trusts (Cost $1,838,967) ...........................
137,750
Total Long Term Investments (Cost $2,151,363,975) .............................
2,075,548,291
a
Short Term Investments 3.7%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.0%
d,o
Institutional Fiduciary Trust - Money Market Portfolio, 5.035% .... United States 43,685,347 43,685,347
Total Money Market Funds (Cost $43,685,347) ..................................
43,685,347
Principal
Amount
*
a a a
Repurchase Agreements 1.7%
p
Joint Repurchase Agreement, 5.215%, 11/01/23 (Maturity Value
$36,294,870)
BNP Paribas Securities Corp. (Maturity Value $16,736,291)
Deutsche Bank Securities, Inc. (Maturity Value $8,177,960)
HSBC Securities (USA), Inc. (Maturity Value $11,380,619)
Collateralized by U.S. Government Agency Securities, 1.8% -
7.5%, 5/15/27 - 10/20/53; U.S. Government Agency Strips, 2/15/30
- 5/15/46; U.S. Treasury Bonds, 6.13% - 6.88%, 8/15/25 - 11/15/27;
and U.S. Treasury Notes, 0.38% - 4.75%, 11/30/23 - 8/31/28
(valued at $37,054,020) ............................... 36,289,613 36,289,613
Total Repurchase Agreements (Cost $36,289,613) ...............................
36,289,613
Total Short Term Investments (Cost $79,974,960 ) ................................
79,974,960
a
Total Investments (Cost $2,231,338,935) 99.2% ..................................
$2,155,523,251
Other Assets, less Liabilities 0.8% .............................................
18,314,250
Net Assets 100.0% ...........................................................
$2,173,837,501
a a a

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2023, the aggregate value of these securities was $482,492,763, representing 22.2% of net assets.
f
The coupon rate shown represents the rate at period end.
g
Income may be received in additional securities and/or cash.
h
See Note 7 regarding credit risk and defaulted securities.
i
See Note 1(i) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
j
A supranational organization is an entity formed by two or more central governments through international treaties.
k
Principal amount of security is adjusted for inflation. See Note 1(k).
l
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
m
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
n
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
o
The rate shown is the annualized seven-day effective yield at period end.
p
See Note 1(c) regarding joint repurchase agreement.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2023
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

,
At October 31, 2023, the Fund had the following marketplace loans outstanding. See Note 1(i).
Description
Principal
Amount Value
Marketplace Loans - 2.5%
Block, Inc.
5382818.SQ.FTS.B, Zero Cpn, 11/30/23 .. $ 42 $ 11
5394107.SQ.FTS.B, Zero Cpn, 11/30/23 .. 303 80
5397942.SQ.FTS.B, Zero Cpn, 11/30/23 .. 570 191
5400388.SQ.FTS.B, Zero Cpn, 12/01/23 .. 2,133 722
5411337.SQ.FTS.B, Zero Cpn, 12/01/23 .. 839 267
5411468.SQ.FTS.B, Zero Cpn, 12/01/23 .. 248 145
5414116.SQ.FTS.B, Zero Cpn, 12/01/23 .. 15,698 3,860
5414769.SQ.FTS.B, Zero Cpn, 12/01/23 .. 2,337 211
5462926.SQ.FTS.B, Zero Cpn, 12/03/23 .. 3,148 284
5472389.SQ.FTS.B, Zero Cpn, 12/03/23 .. 1,558 427
5473313.SQ.FTS.B, Zero Cpn, 12/04/23 .. 683 151
5473776.SQ.FTS.B, Zero Cpn, 12/05/23 .. 2,036 667
5474055.SQ.FTS.B, Zero Cpn, 12/05/23 .. 1,696 592
5481590.SQ.FTS.B, Zero Cpn, 12/06/23 .. 991 200
5507161.SQ.FTS.B, Zero Cpn, 12/08/23 .. 8,476 1,946
5518301.SQ.FTS.B, Zero Cpn, 12/08/23 .. 22,861 9,079
5528209.SQ.FTS.B, Zero Cpn, 12/09/23 .. 28,387 8,287
5532399.SQ.FTS.B, Zero Cpn, 12/09/23 .. 1,906 201
5534237.SQ.FTS.B, Zero Cpn, 12/09/23 .. 6,545 1,345
5537587.SQ.FTS.B, Zero Cpn, 12/10/23 .. 2,687 318
5540468.SQ.FTS.B, Zero Cpn, 12/11/23 .. 1,805 401
5550397.SQ.FTS.B, Zero Cpn, 12/14/23 .. 15,511 5,051
5552696.SQ.FTS.B, Zero Cpn, 12/14/23 .. 6,663 1,359
5554476.SQ.FTS.B, Zero Cpn, 12/14/23 .. 2,479 701
5554806.SQ.FTS.B, Zero Cpn, 12/15/23 .. 1,418 253
5557572.SQ.FTS.B, Zero Cpn, 12/15/23 .. 1,381 252
5557933.SQ.FTS.B, Zero Cpn, 12/15/23 .. 785 370
5558623.SQ.FTS.B, Zero Cpn, 12/15/23 .. 2,085 450
5562881.SQ.FTS.B, Zero Cpn, 12/16/23 .. 1,180 849
5563818.SQ.FTS.B, Zero Cpn, 12/16/23 .. 428 149
5563833.SQ.FTS.B, Zero Cpn, 12/16/23 .. 204 122
5564544.SQ.FTS.B, Zero Cpn, 12/17/23 .. 1,336 359
5564661.SQ.FTS.B, Zero Cpn, 12/17/23 .. 2,190 746
5565100.SQ.FTS.B, Zero Cpn, 12/17/23 .. 1,552 917
5565348.SQ.FTS.B, Zero Cpn, 12/17/23 .. 8,568 2,187
5568047.SQ.FTS.B, Zero Cpn, 12/18/23 .. 25,893 7,644
5568680.SQ.FTS.B, Zero Cpn, 12/18/23 .. 447 247
5569241.SQ.FTS.B, Zero Cpn, 12/19/23 .. 189 141
5571589.SQ.FTS.B, Zero Cpn, 12/20/23 .. 1,376 417
5571676.SQ.FTS.B, Zero Cpn, 12/20/23 .. 1,927 273
5575033.SQ.FTS.B, Zero Cpn, 12/21/23 .. 1,041 336
5575348.SQ.FTS.B, Zero Cpn, 12/21/23 .. 936 597
5576519.SQ.FTS.B, Zero Cpn, 12/22/23 .. 4,813 1,691
5577616.SQ.FTS.B, Zero Cpn, 12/22/23 .. 746 292
5581276.SQ.FTS.B, Zero Cpn, 12/23/23 .. 869 311
5581687.SQ.FTS.B, Zero Cpn, 12/23/23 .. 529 197
5584721.SQ.FTS.B, Zero Cpn, 12/24/23 .. 2,213 892
5584916.SQ.FTS.B, Zero Cpn, 12/24/23 .. 3,248 1,095
5585270.SQ.FTS.B, Zero Cpn, 12/24/23 .. 281 113
5588007.SQ.FTS.B, Zero Cpn, 12/25/23 .. 16,177 1,746
5588118.SQ.FTS.B, Zero Cpn, 12/25/23 .. 157 123
5588372.SQ.FTS.B, Zero Cpn, 12/25/23 .. 8,728 1,616
5588652.SQ.FTS.B, Zero Cpn, 12/25/23 .. 881 273
5588819.SQ.FTS.B, Zero Cpn, 12/26/23 .. 1,320 183
5588829.SQ.FTS.B, Zero Cpn, 12/26/23 .. 2,427 1,432
5594146.SQ.FTS.B, Zero Cpn, 12/28/23 .. 3,596 1,463
Description
Principal
Amount Value
Block, Inc. (continued)
5595419.SQ.FTS.B, Zero Cpn, 12/28/23 .. $ 1,655 $ 367
5597324.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,316 328
5597532.SQ.FTS.B, Zero Cpn, 12/29/23 .. 496 134
5597616.SQ.FTS.B, Zero Cpn, 12/29/23 .. 7,276 2,384
5598446.SQ.FTS.B, Zero Cpn, 12/29/23 .. 607 60
5600022.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,161 520
5600473.SQ.FTS.B, Zero Cpn, 12/29/23 .. 248 116
5600497.SQ.FTS.B, Zero Cpn, 12/29/23 .. 130 61
5600512.SQ.FTS.B, Zero Cpn, 12/29/23 .. 8,852 867
5610840.SQ.FTS.B, Zero Cpn, 12/30/23 .. 7,754 700
5611660.SQ.FTS.B, Zero Cpn, 12/30/23 .. 167 73
5615484.SQ.FTS.B, Zero Cpn, 1/01/24 ... 9,295 2,326
5618540.SQ.FTS.B, Zero Cpn, 1/02/24 ... 545 340
5618906.SQ.FTS.B, Zero Cpn, 1/03/24 ... 2,590 628
5622466.SQ.FTS.B, Zero Cpn, 1/05/24 ... 1,406 226
5624747.SQ.FTS.B, Zero Cpn, 1/05/24 ... 1,208 348
5624912.SQ.FTS.B, Zero Cpn, 1/05/24 ... 294 145
5627076.SQ.FTS.B, Zero Cpn, 1/06/24 ... 8,401 2,568
5627773.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,198 442
5628952.SQ.FTS.B, Zero Cpn, 1/06/24 ... 4,403 1,317
5630143.SQ.FTS.B, Zero Cpn, 1/06/24 ... 506 171
5630388.SQ.FTS.B, Zero Cpn, 1/06/24 ... 498 253
5640772.SQ.FTS.B, Zero Cpn, 1/07/24 ... 1,825 355
5641349.SQ.FTS.B, Zero Cpn, 1/07/24 ... 1,084 108
5642051.SQ.FTS.B, Zero Cpn, 1/07/24 ... 483 361
5651368.SQ.FTS.B, Zero Cpn, 1/08/24 ... 66 42
5656415.SQ.FTS.B, Zero Cpn, 1/10/24 ... 865 287
5662108.SQ.FTS.B, Zero Cpn, 1/11/24 ... 6,816 1,541
5662396.SQ.FTS.B, Zero Cpn, 1/11/24 ... 879 295
5667327.SQ.FTS.B, Zero Cpn, 1/12/24 ... 22,164 6,576
5671837.SQ.FTS.B, Zero Cpn, 1/12/24 ... 1,021 372
5694516.SQ.FTS.B, Zero Cpn, 1/14/24 ... 36,178 10,835
5707166.SQ.FTS.B, Zero Cpn, 1/18/24 ... 2,496 1,178
5712977.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,502 582
5714794.SQ.FTS.B, Zero Cpn, 1/19/24 ... 5,387 3,967
5718687.SQ.FTS.B, Zero Cpn, 1/20/24 ... 712 177
5719839.SQ.FTS.B, Zero Cpn, 1/20/24 ... 7,877 3,230
5720918.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,184 462
5729235.SQ.FTS.B, Zero Cpn, 1/21/24 ... 3,052 1,812
5730596.SQ.FTS.B, Zero Cpn, 1/21/24 ... 785 248
5731830.SQ.FTS.B, Zero Cpn, 1/22/24 ... 12,416 3,060
5732468.SQ.FTS.B, Zero Cpn, 1/22/24 ... 156 90
5732580.SQ.FTS.B, Zero Cpn, 1/22/24 ... 756 136
5733330.SQ.FTS.B, Zero Cpn, 1/22/24 ... 17,241 12,181
5734498.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,621 676
5738195.SQ.FTS.B, Zero Cpn, 1/25/24 ... 854 348
5739159.SQ.FTS.B, Zero Cpn, 1/25/24 ... 13,484 2,478
5740833.SQ.FTS.B, Zero Cpn, 1/26/24 ... 315 182
5741356.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,619 156
5742284.SQ.FTS.B, Zero Cpn, 1/26/24 ... 6,940 2,083
5744108.SQ.FTS.B, Zero Cpn, 1/27/24 ... 995 896
5746817.SQ.FTS.B, Zero Cpn, 1/27/24 ... 5,246 2,312
5752919.SQ.FTS.B, Zero Cpn, 1/29/24 ... 812 642
5753332.SQ.FTS.B, Zero Cpn, 1/29/24 ... 2,135 799
5753519.SQ.FTS.B, Zero Cpn, 1/29/24 ... 88 70
5754537.SQ.FTS.B, Zero Cpn, 1/29/24 ... 930 282

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5754674.SQ.FTS.B, Zero Cpn, 1/29/24 ... $ 2,696 $ 263
5757339.SQ.FTS.B, Zero Cpn, 1/30/24 ... 697 356
5762467.SQ.FTS.B, Zero Cpn, 2/01/24 ... 2,052 332
5768898.SQ.FTS.B, Zero Cpn, 2/03/24 ... 1,889 787
5771987.SQ.FTS.B, Zero Cpn, 2/04/24 ... 20,849 11,157
5774005.SQ.FTS.B, Zero Cpn, 2/04/24 ... 1,473 332
5774288.SQ.FTS.B, Zero Cpn, 2/04/24 ... 1,182 542
5779421.SQ.FTS.B, Zero Cpn, 2/06/24 ... 1,309 554
5779587.SQ.FTS.B, Zero Cpn, 2/06/24 ... 969 94
5779612.SQ.FTS.B, Zero Cpn, 2/06/24 ... 3,348 905
5783939.SQ.FTS.B, Zero Cpn, 2/08/24 ... 867 374
5784284.SQ.FTS.B, Zero Cpn, 2/08/24 ... 5,640 1,282
5787095.SQ.FTS.B, Zero Cpn, 2/09/24 ... 491 206
5788688.SQ.FTS.B, Zero Cpn, 2/09/24 ... 24,427 11,678
5790156.SQ.FTS.B, Zero Cpn, 2/10/24 ... 1,282 503
5790251.SQ.FTS.B, Zero Cpn, 2/10/24 ... 2,713 280
5801823.SQ.FTS.B, Zero Cpn, 2/11/24 ... 903 283
5802372.SQ.FTS.B, Zero Cpn, 2/11/24 ... 5,979 1,824
5803073.SQ.FTS.B, Zero Cpn, 2/11/24 ... 369 267
5803772.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,128 544
5806812.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,311 450
5807048.SQ.FTS.B, Zero Cpn, 2/12/24 ... 703 200
5807339.SQ.FTS.B, Zero Cpn, 2/12/24 ... 9,138 4,124
5811792.SQ.FTS.B, Zero Cpn, 2/12/24 ... 5,438 4,254
5812422.SQ.FTS.B, Zero Cpn, 2/12/24 ... 1,059 780
5813279.SQ.FTS.B, Zero Cpn, 2/12/24 ... 2,311 631
5813539.SQ.FTS.B, Zero Cpn, 2/13/24 ... 2,195 916
5813757.SQ.FTS.B, Zero Cpn, 2/13/24 ... 536 258
5813805.SQ.FTS.B, Zero Cpn, 2/13/24 ... 571 136
5820502.SQ.FTS.B, Zero Cpn, 2/16/24 ... 2,422 242
5820697.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,220 119
5821573.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,346 250
5822374.SQ.FTS.B, Zero Cpn, 2/17/24 ... 440 120
5823975.SQ.FTS.B, Zero Cpn, 2/17/24 ... 134 126
5830050.SQ.FTS.B, Zero Cpn, 2/18/24 ... 1,105 871
5830227.SQ.FTS.B, Zero Cpn, 2/18/24 ... 196 106
5830235.SQ.FTS.B, Zero Cpn, 2/18/24 ... 10,562 4,148
5831651.SQ.FTS.B, Zero Cpn, 2/19/24 ... 368 336
5832721.SQ.FTS.B, Zero Cpn, 2/19/24 ... 601 453
5833277.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,687 890
5833649.SQ.FTS.B, Zero Cpn, 2/19/24 ... 9,478 5,179
5833923.SQ.FTS.B, Zero Cpn, 2/19/24 ... 3,357 1,203
5834289.SQ.FTS.B, Zero Cpn, 2/20/24 ... 913 398
5836241.SQ.FTS.B, Zero Cpn, 2/22/24 ... 4,473 524
5836746.SQ.FTS.B, Zero Cpn, 2/22/24 ... 394 267
5837597.SQ.FTS.B, Zero Cpn, 2/22/24 ... 795 407
5837692.SQ.FTS.B, Zero Cpn, 2/22/24 ... 1,489 484
5837836.SQ.FTS.B, Zero Cpn, 2/22/24 ... 4,096 1,243
5838132.SQ.FTS.B, Zero Cpn, 2/22/24 ... 490 119
5842217.SQ.FTS.B, Zero Cpn, 2/23/24 ... 755 93
5843755.SQ.FTS.B, Zero Cpn, 2/24/24 ... 5,701 2,234
5845026.SQ.FTS.B, Zero Cpn, 2/24/24 ... 716 148
5845038.SQ.FTS.B, Zero Cpn, 2/24/24 ... 2,162 657
5846114.SQ.FTS.B, Zero Cpn, 2/24/24 ... 4,043 2,001
5848218.SQ.FTS.B, Zero Cpn, 2/25/24 ... 2,095 1,493
5848448.SQ.FTS.B, Zero Cpn, 2/25/24 ... 960 347
5848518.SQ.FTS.B, Zero Cpn, 2/25/24 ... 2,368 721
5849069.SQ.FTS.B, Zero Cpn, 2/25/24 ... 5,862 2,455
Description
Principal
Amount Value
Block, Inc. (continued)
5850752.SQ.FTS.B, Zero Cpn, 2/25/24 ... $ 137 $ 134
5851164.SQ.FTS.B, Zero Cpn, 2/25/24 ... 26,208 4,882
5852595.SQ.FTS.B, Zero Cpn, 2/26/24 ... 1,240 879
5852732.SQ.FTS.B, Zero Cpn, 2/26/24 ... 6,024 1,117
5853179.SQ.FTS.B, Zero Cpn, 2/26/24 ... 363 342
5853867.SQ.FTS.B, Zero Cpn, 2/26/24 ... 6,893 1,305
5854302.SQ.FTS.B, Zero Cpn, 2/26/24 ... 3,611 1,090
5855340.SQ.FTS.B, Zero Cpn, 2/27/24 ... 25 22
5855566.SQ.FTS.B, Zero Cpn, 2/27/24 ... 168 155
5855717.SQ.FTS.B, Zero Cpn, 2/27/24 ... 1,319 312
5856105.SQ.FTS.B, Zero Cpn, 2/28/24 ... 570 100
5857372.SQ.FTS.B, Zero Cpn, 2/29/24 ... 683 588
5861074.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,179 577
5861387.SQ.FTS.B, Zero Cpn, 2/29/24 ... 347 127
5862719.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,110 528
5864418.SQ.FTS.B, Zero Cpn, 2/29/24 ... 5,386 4,030
5867284.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,662 865
5871974.SQ.FTS.B, Zero Cpn, 3/01/24 ... 354 142
5873637.SQ.FTS.B, Zero Cpn, 3/01/24 ... 51 46
5874911.SQ.FTS.B, Zero Cpn, 3/02/24 ... 2,099 1,421
5876337.SQ.FTS.B, Zero Cpn, 3/02/24 ... 2,139 201
5877622.SQ.FTS.B, Zero Cpn, 3/03/24 ... 1,737 401
5881097.SQ.FTS.B, Zero Cpn, 3/06/24 ... 3,348 1,189
5888259.SQ.FTS.B, Zero Cpn, 3/08/24 ... 69 69
5889200.SQ.FTS.B, Zero Cpn, 3/08/24 ... 782 112
5889950.SQ.FTS.B, Zero Cpn, 3/08/24 ... 2,001 492
5889977.SQ.FTS.B, Zero Cpn, 3/08/24 ... 7,467 5,642
5890652.SQ.FTS.B, Zero Cpn, 3/08/24 ... 5,299 1,784
5893134.SQ.FTS.B, Zero Cpn, 3/09/24 ... 12,238 5,029
5893733.SQ.FTS.B, Zero Cpn, 3/09/24 ... 558 365
5894262.SQ.FTS.B, Zero Cpn, 3/09/24 ... 6,335 2,614
5894927.SQ.FTS.B, Zero Cpn, 3/10/24 ... 97 89
5894989.SQ.FTS.B, Zero Cpn, 3/10/24 ... 1,832 951
5895434.SQ.FTS.B, Zero Cpn, 3/11/24 ... 233 174
5901096.SQ.FTS.B, Zero Cpn, 3/13/24 ... 14,211 4,505
5901715.SQ.FTS.B, Zero Cpn, 3/13/24 ... 491 380
5903831.SQ.FTS.B, Zero Cpn, 3/14/24 ... 3,131 2,567
5908142.SQ.FTS.B, Zero Cpn, 3/15/24 ... 21,534 8,074
5908682.SQ.FTS.B, Zero Cpn, 3/15/24 ... 482 305
5909211.SQ.FTS.B, Zero Cpn, 3/15/24 ... 10,377 7,085
5912773.SQ.FTS.B, Zero Cpn, 3/16/24 ... 13,179 3,632
5913027.SQ.FTS.B, Zero Cpn, 3/16/24 ... 426 376
5914110.SQ.FTS.B, Zero Cpn, 3/18/24 ... 1,688 993
5915164.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,047 661
5916065.SQ.FTS.B, Zero Cpn, 3/19/24 ... 4,336 1,622
5918667.SQ.FTS.B, Zero Cpn, 3/20/24 ... 4,117 3,425
5919675.SQ.FTS.B, Zero Cpn, 3/20/24 ... 235 218
5922874.SQ.FTS.B, Zero Cpn, 3/21/24 ... 9,877 2,910
5924210.SQ.FTS.B, Zero Cpn, 3/21/24 ... 13,250 10,055
5925246.SQ.FTS.B, Zero Cpn, 3/21/24 ... 3,050 2,194
5929107.SQ.FTS.B, Zero Cpn, 3/22/24 ... 4,507 988
5929675.SQ.FTS.B, Zero Cpn, 3/22/24 ... 310 152
5930081.SQ.FTS.B, Zero Cpn, 3/22/24 ... 1,383 260
5932661.SQ.FTS.B, Zero Cpn, 3/23/24 ... 357 255
5934510.SQ.FTS.B, Zero Cpn, 3/24/24 ... 1,073 126
5937710.SQ.FTS.B, Zero Cpn, 3/26/24 ... 9,403 2,743
5938544.SQ.FTS.B, Zero Cpn, 3/26/24 ... 8,920 1,986
5939909.SQ.FTS.B, Zero Cpn, 3/27/24 ... 3,104 2,745

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5941408.SQ.FTS.B, Zero Cpn, 3/27/24 ... $ 4,459 $ 1,112
5943314.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,040 582
5943690.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,168 895
5945430.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,439 1,165
5949113.SQ.FTS.B, Zero Cpn, 3/29/24 ... 4,893 2,449
5949246.SQ.FTS.B, Zero Cpn, 3/29/24 ... 2,143 689
5949611.SQ.FTS.B, Zero Cpn, 3/29/24 ... 2,582 1,074
5949681.SQ.FTS.B, Zero Cpn, 3/29/24 ... 147 111
5949698.SQ.FTS.B, Zero Cpn, 3/29/24 ... 289 263
5950325.SQ.FTS.B, Zero Cpn, 3/29/24 ... 1,266 207
5951102.SQ.FTS.B, Zero Cpn, 3/29/24 ... 199 188
5951713.SQ.FTS.B, Zero Cpn, 3/29/24 ... 1,970 577
5951743.SQ.FTS.B, Zero Cpn, 3/29/24 ... 12,927 3,085
5952038.SQ.FTS.B, Zero Cpn, 3/30/24 ... 1,030 946
5953015.SQ.FTS.B, Zero Cpn, 3/30/24 ... 1,471 1,255
5954049.SQ.FTS.B, Zero Cpn, 3/30/24 ... 60 54
5954057.SQ.FTS.B, Zero Cpn, 3/30/24 ... 10,357 5,233
5955467.SQ.FTS.B, Zero Cpn, 4/01/24 ... 4,424 1,426
5956156.SQ.FTS.B, Zero Cpn, 4/01/24 ... 5,083 1,223
5956226.SQ.FTS.B, Zero Cpn, 4/02/24 ... 5,662 3,432
5958877.SQ.FTS.B, Zero Cpn, 4/03/24 ... 269 262
5959066.SQ.FTS.B, Zero Cpn, 4/03/24 ... 2,222 1,981
5959659.SQ.FTS.B, Zero Cpn, 4/03/24 ... 1,433 1,138
5959894.SQ.FTS.B, Zero Cpn, 4/03/24 ... 1,969 1,783
5960644.SQ.FTS.B, Zero Cpn, 4/04/24 ... 52 47
5960662.SQ.FTS.B, Zero Cpn, 4/04/24 ... 98 94
5961512.SQ.FTS.B, Zero Cpn, 4/04/24 ... 639 247
5961920.SQ.FTS.B, Zero Cpn, 4/04/24 ... 6,800 5,860
5965480.SQ.FTS.B, Zero Cpn, 4/05/24 ... 3,540 1,308
5966004.SQ.FTS.B, Zero Cpn, 4/05/24 ... 25,979 9,691
5966970.SQ.FTS.B, Zero Cpn, 4/05/24 ... 6,042 4,589
5971088.SQ.FTS.B, Zero Cpn, 4/06/24 ... 1,819 1,271
5972193.SQ.FTS.B, Zero Cpn, 4/06/24 ... 3,163 1,353
5972346.SQ.FTS.B, Zero Cpn, 4/06/24 ... 1,924 1,031
5972484.SQ.FTS.B, Zero Cpn, 4/06/24 ... 8,468 7,303
5974110.SQ.FTS.B, Zero Cpn, 4/06/24 ... 764 205
5974884.SQ.FTS.B, Zero Cpn, 4/07/24 ... 2,485 2,258
5975492.SQ.FTS.B, Zero Cpn, 4/07/24 ... 812 760
5977756.SQ.FTS.B, Zero Cpn, 4/07/24 ... 10,272 3,753
5978241.SQ.FTS.B, Zero Cpn, 4/08/24 ... 660 602
5978395.SQ.FTS.B, Zero Cpn, 4/08/24 ... 5,654 1,200
5978518.SQ.FTS.B, Zero Cpn, 4/08/24 ... 6,593 3,674
5979445.SQ.FTS.B, Zero Cpn, 4/10/24 ... 12 11
5980004.SQ.FTS.B, Zero Cpn, 4/10/24 ... 14,671 4,012
5980834.SQ.FTS.B, Zero Cpn, 4/10/24 ... 2,059 342
5980967.SQ.FTS.B, Zero Cpn, 4/10/24 ... 191 159
5981203.SQ.FTS.B, Zero Cpn, 4/10/24 ... 3,392 2,647
5983711.SQ.FTS.B, Zero Cpn, 4/11/24 ... 170 95
5983727.SQ.FTS.B, Zero Cpn, 4/11/24 ... 1,611 1,107
5984682.SQ.FTS.B, Zero Cpn, 4/12/24 ... 585 101
5986413.SQ.FTS.B, Zero Cpn, 4/12/24 ... 2,347 235
5989761.SQ.FTS.B, Zero Cpn, 4/13/24 ... 125 64
5989789.SQ.FTS.B, Zero Cpn, 4/13/24 ... 231 186
5991501.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,416 297
5991559.SQ.FTS.B, Zero Cpn, 4/13/24 ... 3,645 1,615
5992175.SQ.FTS.B, Zero Cpn, 4/13/24 ... 801 315
5994719.SQ.FTS.B, Zero Cpn, 4/14/24 ... 2,468 2,020
5995767.SQ.FTS.B, Zero Cpn, 4/14/24 ... 1,398 1,245
Description
Principal
Amount Value
Block, Inc. (continued)
5996138.SQ.FTS.B, Zero Cpn, 4/14/24 ... $ 2,729 $ 1,205
5996458.SQ.FTS.B, Zero Cpn, 4/15/24 ... 16,042 5,917
5996647.SQ.FTS.B, Zero Cpn, 4/15/24 ... 1,379 1,152
5997093.SQ.FTS.B, Zero Cpn, 4/16/24 ... 6,729 4,756
5997621.SQ.FTS.B, Zero Cpn, 4/16/24 ... 2,321 383
6000204.SQ.FTS.B, Zero Cpn, 4/17/24 ... 175 117
6001625.SQ.FTS.B, Zero Cpn, 4/18/24 ... 146 46
6001752.SQ.FTS.B, Zero Cpn, 4/18/24 ... 8,388 5,809
6002205.SQ.FTS.B, Zero Cpn, 4/18/24 ... 283 226
6003010.SQ.FTS.B, Zero Cpn, 4/18/24 ... 1,626 333
6003035.SQ.FTS.B, Zero Cpn, 4/18/24 ... 40,734 16,071
6004389.SQ.FTS.B, Zero Cpn, 4/18/24 ... 854 608
6005126.SQ.FTS.B, Zero Cpn, 4/19/24 ... 5,285 3,537
6005761.SQ.FTS.B, Zero Cpn, 4/19/24 ... 771 255
6006167.SQ.FTS.B, Zero Cpn, 4/19/24 ... 12,418 9,924
6006837.SQ.FTS.B, Zero Cpn, 4/19/24 ... 11,360 4,060
6006972.SQ.FTS.B, Zero Cpn, 4/19/24 ... 563 220
6007073.SQ.FTS.B, Zero Cpn, 4/19/24 ... 72 68
6007321.SQ.FTS.B, Zero Cpn, 4/19/24 ... 527 467
6007679.SQ.FTS.B, Zero Cpn, 4/19/24 ... 2,522 596
6010152.SQ.FTS.B, Zero Cpn, 4/20/24 ... 4,140 2,874
6010579.SQ.FTS.B, Zero Cpn, 4/20/24 ... 911 609
6011305.SQ.FTS.B, Zero Cpn, 4/20/24 ... 745 615
6012042.SQ.FTS.B, Zero Cpn, 4/20/24 ... 104 102
6012799.SQ.FTS.B, Zero Cpn, 4/21/24 ... 2,472 2,309
6013787.SQ.FTS.B, Zero Cpn, 4/21/24 ... 380 210
6014176.SQ.FTS.B, Zero Cpn, 4/21/24 ... 698 246
6015922.SQ.FTS.B, Zero Cpn, 4/22/24 ... 2,381 730
6016010.SQ.FTS.B, Zero Cpn, 4/22/24 ... 2,543 2,262
6016187.SQ.FTS.B, Zero Cpn, 4/22/24 ... 305 298
6017671.SQ.FTS.B, Zero Cpn, 4/24/24 ... 1,081 285
6020766.SQ.FTS.B, Zero Cpn, 4/24/24 ... 1,785 362
6020853.SQ.FTS.B, Zero Cpn, 4/25/24 ... 1,184 462
6020901.SQ.FTS.B, Zero Cpn, 4/25/24 ... 746 741
6021277.SQ.FTS.B, Zero Cpn, 4/25/24 ... 4,902 1,007
6022191.SQ.FTS.B, Zero Cpn, 4/25/24 ... 1,494 1,466
6022441.SQ.FTS.B, Zero Cpn, 4/25/24 ... 969 873
6022461.SQ.FTS.B, Zero Cpn, 4/25/24 ... 148 131
6022726.SQ.FTS.B, Zero Cpn, 4/25/24 ... 1,328 1,077
6024779.SQ.FTS.B, Zero Cpn, 4/26/24 ... 2,205 735
6025558.SQ.FTS.B, Zero Cpn, 4/26/24 ... 833 170
6026347.SQ.FTS.B, Zero Cpn, 4/26/24 ... 84 66
6026398.SQ.FTS.B, Zero Cpn, 4/26/24 ... 2,245 787
6030375.SQ.FTS.B, Zero Cpn, 4/27/24 ... 1,915 1,667
6032149.SQ.FTS.B, Zero Cpn, 4/27/24 ... 7,651 3,006
6033308.SQ.FTS.B, Zero Cpn, 4/28/24 ... 2,943 1,510
6035132.SQ.FTS.B, Zero Cpn, 4/28/24 ... 777 443
6035358.SQ.FTS.B, Zero Cpn, 4/28/24 ... 4,232 3,065
6037303.SQ.FTS.B, Zero Cpn, 4/29/24 ... 10,274 7,027
6037518.SQ.FTS.B, Zero Cpn, 4/29/24 ... 968 746
6038304.SQ.FTS.B, Zero Cpn, 4/30/24 ... 201 184
6038307.SQ.FTS.B, Zero Cpn, 4/30/24 ... 11,023 3,037
6038663.SQ.FTS.B, Zero Cpn, 4/30/24 ... 1,867 1,481
6039096.SQ.FTS.B, Zero Cpn, 4/30/24 ... 1,390 1,344
6041701.SQ.FTS.B, Zero Cpn, 4/30/24 ... 6,983 701
6041983.SQ.FTS.B, Zero Cpn, 5/01/24 ... 40,970 10,134
6046321.SQ.FTS.B, Zero Cpn, 5/02/24 ... 4,007 993
6046375.SQ.FTS.B, Zero Cpn, 5/02/24 ... 3,159 337

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6047533.SQ.FTS.B, Zero Cpn, 5/02/24 ... $ 986 $ 874
6047820.SQ.FTS.B, Zero Cpn, 5/02/24 ... 1,332 948
6047891.SQ.FTS.B, Zero Cpn, 5/02/24 ... 25,098 18,524
6048429.SQ.FTS.B, Zero Cpn, 5/02/24 ... 4,407 3,152
6048564.SQ.FTS.B, Zero Cpn, 5/02/24 ... 1,185 525
6050998.SQ.FTS.B, Zero Cpn, 5/03/24 ... 5,592 4,310
6051129.SQ.FTS.B, Zero Cpn, 5/03/24 ... 4,172 2,402
6051266.SQ.FTS.B, Zero Cpn, 5/03/24 ... 2,067 1,770
6051791.SQ.FTS.B, Zero Cpn, 5/03/24 ... 3,659 3,262
6056014.SQ.FTS.B, Zero Cpn, 5/04/24 ... 13,974 10,461
6056540.SQ.FTS.B, Zero Cpn, 5/04/24 ... 61 58
6056808.SQ.FTS.B, Zero Cpn, 5/04/24 ... 2,150 2,108
6057566.SQ.FTS.B, Zero Cpn, 5/04/24 ... 462 435
6057689.SQ.FTS.B, Zero Cpn, 5/04/24 ... 54 50
6057791.SQ.FTS.B, Zero Cpn, 5/04/24 ... 3,777 3,604
6057856.SQ.FTS.B, Zero Cpn, 5/04/24 ... 4,257 1,288
6057877.SQ.FTS.B, Zero Cpn, 5/04/24 ... 1,158 1,129
6058394.SQ.FTS.B, Zero Cpn, 5/05/24 ... 1,571 1,021
6058411.SQ.FTS.B, Zero Cpn, 5/05/24 ... 1,465 1,149
6059039.SQ.FTS.B, Zero Cpn, 5/05/24 ... 325 239
6059314.SQ.FTS.B, Zero Cpn, 5/06/24 ... 5,060 3,617
6059813.SQ.FTS.B, Zero Cpn, 5/06/24 ... 6,787 1,218
6060944.SQ.FTS.B, Zero Cpn, 5/07/24 ... 1,932 1,861
6061453.SQ.FTS.B, Zero Cpn, 5/07/24 ... 3,221 2,921
6062536.SQ.FTS.B, Zero Cpn, 5/07/24 ... 4,586 1,526
6062959.SQ.FTS.B, Zero Cpn, 5/07/24 ... 289 217
6063093.SQ.FTS.B, Zero Cpn, 5/07/24 ... 3,406 796
6064603.SQ.FTS.B, Zero Cpn, 5/08/24 ... 350 324
6065870.SQ.FTS.B, Zero Cpn, 5/08/24 ... 1,192 1,089
6066715.SQ.FTS.B, Zero Cpn, 5/08/24 ... 334 290
6066772.SQ.FTS.B, Zero Cpn, 5/08/24 ... 616 603
6066955.SQ.FTS.B, Zero Cpn, 5/08/24 ... 1,810 1,368
6109460.SQ.FTS.B, Zero Cpn, 5/09/24 ... 5,188 4,307
6120750.SQ.FTS.B, Zero Cpn, 5/09/24 ... 557 226
6120756.SQ.FTS.B, Zero Cpn, 5/09/24 ... 204 188
6120938.SQ.FTS.B, Zero Cpn, 5/09/24 ... 19,846 3,626
6122160.SQ.FTS.B, Zero Cpn, 5/10/24 ... 1,030 993
6122715.SQ.FTS.B, Zero Cpn, 5/10/24 ... 45,745 24,269
6123399.SQ.FTS.B, Zero Cpn, 5/10/24 ... 239 233
6123680.SQ.FTS.B, Zero Cpn, 5/10/24 ... 33,867 18,393
6124687.SQ.FTS.B, Zero Cpn, 5/11/24 ... 3,140 2,829
6125197.SQ.FTS.B, Zero Cpn, 5/11/24 ... 1,302 1,243
6125695.SQ.FTS.B, Zero Cpn, 5/11/24 ... 5,963 5,256
6126232.SQ.FTS.B, Zero Cpn, 5/12/24 ... 994 781
6126259.SQ.FTS.B, Zero Cpn, 5/12/24 ... 855 820
6126608.SQ.FTS.B, Zero Cpn, 5/12/24 ... 4,440 1,594
6126676.SQ.FTS.B, Zero Cpn, 5/12/24 ... 5,721 5,558
6127192.SQ.FTS.B, Zero Cpn, 5/13/24 ... 2,501 906
6127273.SQ.FTS.B, Zero Cpn, 5/13/24 ... 3,447 1,023
6127374.SQ.FTS.B, Zero Cpn, 5/13/24 ... 2,574 430
6131346.SQ.FTS.B, Zero Cpn, 5/15/24 ... 3,476 3,188
6132104.SQ.FTS.B, Zero Cpn, 5/15/24 ... 3,152 2,944
6133707.SQ.FTS.B, Zero Cpn, 5/15/24 ... 11,499 3,250
6134305.SQ.FTS.B, Zero Cpn, 5/15/24 ... 13,059 12,231
6134623.SQ.FTS.B, Zero Cpn, 5/15/24 ... 21,035 16,102
6134865.SQ.FTS.B, Zero Cpn, 5/16/24 ... 3,935 3,820
6135022.SQ.FTS.B, Zero Cpn, 5/16/24 ... 4,579 2,528
6135248.SQ.FTS.B, Zero Cpn, 5/16/24 ... 8,060 2,616
Description
Principal
Amount Value
Block, Inc. (continued)
6135702.SQ.FTS.B, Zero Cpn, 5/16/24 ... $ 1,105 $ 639
6136113.SQ.FTS.B, Zero Cpn, 5/16/24 ... 3,104 2,736
6136349.SQ.FTS.B, Zero Cpn, 5/16/24 ... 173 112
6136481.SQ.FTS.B, Zero Cpn, 5/16/24 ... 4,428 734
6137611.SQ.FTS.B, Zero Cpn, 5/16/24 ... 511 230
6137703.SQ.FTS.B, Zero Cpn, 5/16/24 ... 914 237
6139899.SQ.FTS.B, Zero Cpn, 5/17/24 ... 5,390 1,800
6141331.SQ.FTS.B, Zero Cpn, 5/17/24 ... 884 842
6141598.SQ.FTS.B, Zero Cpn, 5/17/24 ... 8,126 4,732
6141802.SQ.FTS.B, Zero Cpn, 5/17/24 ... 510 387
6141840.SQ.FTS.B, Zero Cpn, 5/17/24 ... 3,197 975
6142329.SQ.FTS.B, Zero Cpn, 5/17/24 ... 745 716
6144045.SQ.FTS.B, Zero Cpn, 5/18/24 ... 399 316
6144839.SQ.FTS.B, Zero Cpn, 5/18/24 ... 6,813 3,819
6145011.SQ.FTS.B, Zero Cpn, 5/18/24 ... 769 760
6145716.SQ.FTS.B, Zero Cpn, 5/18/24 ... 9,466 4,465
6145876.SQ.FTS.B, Zero Cpn, 5/18/24 ... 2,747 498
6145953.SQ.FTS.B, Zero Cpn, 5/18/24 ... 1,214 1,174
6146248.SQ.FTS.B, Zero Cpn, 5/18/24 ... 3,142 2,844
6147217.SQ.FTS.B, Zero Cpn, 5/19/24 ... 462 181
6147230.SQ.FTS.B, Zero Cpn, 5/19/24 ... 2,220 2,051
6147426.SQ.FTS.B, Zero Cpn, 5/19/24 ... 1,690 1,265
6147492.SQ.FTS.B, Zero Cpn, 5/19/24 ... 505 213
6147656.SQ.FTS.B, Zero Cpn, 5/20/24 ... 715 464
6147679.SQ.FTS.B, Zero Cpn, 5/20/24 ... 3,793 2,843
6148012.SQ.FTS.B, Zero Cpn, 5/20/24 ... 50 47
6149785.SQ.FTS.B, Zero Cpn, 5/21/24 ... 1,256 554
6150045.SQ.FTS.B, Zero Cpn, 5/21/24 ... 744 655
6150201.SQ.FTS.B, Zero Cpn, 5/21/24 ... 755 266
6151232.SQ.FTS.B, Zero Cpn, 5/21/24 ... 419 256
6151254.SQ.FTS.B, Zero Cpn, 5/21/24 ... 34,791 13,839
6153219.SQ.FTS.B, Zero Cpn, 5/22/24 ... 2,934 1,246
6153275.SQ.FTS.B, Zero Cpn, 5/22/24 ... 3,420 1,670
6153972.SQ.FTS.B, Zero Cpn, 5/22/24 ... 141 138
6154042.SQ.FTS.B, Zero Cpn, 5/22/24 ... 6,004 5,660
6154525.SQ.FTS.B, Zero Cpn, 5/22/24 ... 343 340
6155893.SQ.FTS.B, Zero Cpn, 5/22/24 ... 1,689 674
6155930.SQ.FTS.B, Zero Cpn, 5/22/24 ... 9,003 1,665
6157641.SQ.FTS.B, Zero Cpn, 5/23/24 ... 116 108
6157661.SQ.FTS.B, Zero Cpn, 5/23/24 ... 955 402
6157670.SQ.FTS.B, Zero Cpn, 5/23/24 ... 1,666 664
6157710.SQ.FTS.B, Zero Cpn, 5/23/24 ... 1,004 998
6158330.SQ.FTS.B, Zero Cpn, 5/23/24 ... 76 75
6158976.SQ.FTS.B, Zero Cpn, 5/23/24 ... 662 272
6160815.SQ.FTS.B, Zero Cpn, 5/24/24 ... 18,893 17,462
6161004.SQ.FTS.B, Zero Cpn, 5/24/24 ... 1,893 1,765
6161316.SQ.FTS.B, Zero Cpn, 5/24/24 ... 804 775
6161916.SQ.FTS.B, Zero Cpn, 5/25/24 ... 3,028 531
6162241.SQ.FTS.B, Zero Cpn, 5/25/24 ... 1,834 1,762
6162742.SQ.FTS.B, Zero Cpn, 5/25/24 ... 3,813 3,441
6163115.SQ.FTS.B, Zero Cpn, 5/25/24 ... 9,867 4,505
6163558.SQ.FTS.B, Zero Cpn, 5/25/24 ... 820 236
6163673.SQ.FTS.B, Zero Cpn, 5/25/24 ... 1,743 1,648
6163704.SQ.FTS.B, Zero Cpn, 5/25/24 ... 381 366
6164110.SQ.FTS.B, Zero Cpn, 5/25/24 ... 1,016 979
6164424.SQ.FTS.B, Zero Cpn, 5/25/24 ... 1,709 753
6165145.SQ.FTS.B, Zero Cpn, 5/26/24 ... 1,021 850
6165678.SQ.FTS.B, Zero Cpn, 5/27/24 ... 4,327 994

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6165977.SQ.FTS.B, Zero Cpn, 5/27/24 ... $ 1,011 $ 871
6166335.SQ.FTS.B, Zero Cpn, 5/28/24 ... 5,817 5,588
6168927.SQ.FTS.B, Zero Cpn, 5/28/24 ... 6,647 6,549
6169587.SQ.FTS.B, Zero Cpn, 5/28/24 ... 4,056 1,817
6169978.SQ.FTS.B, Zero Cpn, 5/29/24 ... 564 542
6170990.SQ.FTS.B, Zero Cpn, 5/29/24 ... 1,574 1,405
6171064.SQ.FTS.B, Zero Cpn, 5/29/24 ... 1,562 1,297
6171117.SQ.FTS.B, Zero Cpn, 5/29/24 ... 2,076 2,014
6171294.SQ.FTS.B, Zero Cpn, 5/29/24 ... 1,168 480
6171310.SQ.FTS.B, Zero Cpn, 5/29/24 ... 598 538
6171786.SQ.FTS.B, Zero Cpn, 5/29/24 ... 641 610
6172045.SQ.FTS.B, Zero Cpn, 5/29/24 ... 656 543
6173147.SQ.FTS.B, Zero Cpn, 5/29/24 ... 5,364 2,075
6173207.SQ.FTS.B, Zero Cpn, 5/29/24 ... 772 758
6173433.SQ.FTS.B, Zero Cpn, 5/30/24 ... 2,252 2,081
6173644.SQ.FTS.B, Zero Cpn, 5/30/24 ... 6,033 5,080
6173987.SQ.FTS.B, Zero Cpn, 5/30/24 ... 3,457 1,342
6174077.SQ.FTS.B, Zero Cpn, 5/30/24 ... 777 679
6174099.SQ.FTS.B, Zero Cpn, 5/30/24 ... 882 590
6174644.SQ.FTS.B, Zero Cpn, 5/30/24 ... 879 791
6174665.SQ.FTS.B, Zero Cpn, 5/30/24 ... 1,501 1,195
6175348.SQ.FTS.B, Zero Cpn, 5/30/24 ... 12,238 11,962
6178370.SQ.FTS.B, Zero Cpn, 6/01/24 ... 55 48
6178990.SQ.FTS.B, Zero Cpn, 6/01/24 ... 2,079 1,796
6179370.SQ.FTS.B, Zero Cpn, 6/01/24 ... 1,946 1,426
6179623.SQ.FTS.B, Zero Cpn, 6/01/24 ... 1,053 1,011
6179723.SQ.FTS.B, Zero Cpn, 6/01/24 ... 4,310 4,178
6179908.SQ.FTS.B, Zero Cpn, 6/01/24 ... 103 97
6179958.SQ.FTS.B, Zero Cpn, 6/01/24 ... 789 773
6180061.SQ.FTS.B, Zero Cpn, 6/01/24 ... 141 139
6180067.SQ.FTS.B, Zero Cpn, 6/01/24 ... 644 634
6180164.SQ.FTS.B, Zero Cpn, 6/01/24 ... 1,240 937
6180254.SQ.FTS.B, Zero Cpn, 6/01/24 ... 4,432 4,061
6181329.SQ.FTS.B, Zero Cpn, 6/01/24 ... 941 880
6181401.SQ.FTS.B, Zero Cpn, 6/01/24 ... 643 413
6182309.SQ.FTS.B, Zero Cpn, 6/02/24 ... 1,673 1,581
6182359.SQ.FTS.B, Zero Cpn, 6/02/24 ... 2,935 1,891
6183450.SQ.FTS.B, Zero Cpn, 6/02/24 ... 3,246 3,121
6183669.SQ.FTS.B, Zero Cpn, 6/02/24 ... 7,062 5,967
6183889.SQ.FTS.B, Zero Cpn, 6/02/24 ... 10,674 8,805
6184697.SQ.FTS.B, Zero Cpn, 6/02/24 ... 5,378 4,673
6184876.SQ.FTS.B, Zero Cpn, 6/02/24 ... 5,881 2,611
6185855.SQ.FTS.B, Zero Cpn, 6/03/24 ... 2,635 1,758
6186156.SQ.FTS.B, Zero Cpn, 6/03/24 ... 456 446
6186244.SQ.FTS.B, Zero Cpn, 6/03/24 ... 678 631
6186637.SQ.FTS.B, Zero Cpn, 6/04/24 ... 681 659
6186836.SQ.FTS.B, Zero Cpn, 6/04/24 ... 2,281 1,676
6186999.SQ.FTS.B, Zero Cpn, 6/04/24 ... 2,145 958
6188752.SQ.FTS.B, Zero Cpn, 6/05/24 ... 772 755
6188810.SQ.FTS.B, Zero Cpn, 6/05/24 ... 4,386 4,146
6189329.SQ.FTS.B, Zero Cpn, 6/05/24 ... 16,495 14,600
6190102.SQ.FTS.B, Zero Cpn, 6/05/24 ... 1,160 605
6190213.SQ.FTS.B, Zero Cpn, 6/05/24 ... 219 212
6190783.SQ.FTS.B, Zero Cpn, 6/05/24 ... 1,090 181
6190859.SQ.FTS.B, Zero Cpn, 6/05/24 ... 381 310
6190985.SQ.FTS.B, Zero Cpn, 6/05/24 ... 5,651 5,470
6191317.SQ.FTS.B, Zero Cpn, 6/06/24 ... 529 509
6192067.SQ.FTS.B, Zero Cpn, 6/06/24 ... 497 232
Description
Principal
Amount Value
Block, Inc. (continued)
6192723.SQ.FTS.B, Zero Cpn, 6/06/24 ... $ 343 $ 296
6194735.SQ.FTS.B, Zero Cpn, 6/06/24 ... 1,577 964
6194754.SQ.FTS.B, Zero Cpn, 6/06/24 ... 1,402 1,093
6194832.SQ.FTS.B, Zero Cpn, 6/06/24 ... 3,970 3,907
6195067.SQ.FTS.B, Zero Cpn, 6/07/24 ... 850 833
6195557.SQ.FTS.B, Zero Cpn, 6/07/24 ... 1,813 1,746
6195754.SQ.FTS.B, Zero Cpn, 6/07/24 ... 7,539 7,263
6196374.SQ.FTS.B, Zero Cpn, 6/07/24 ... 452 450
6196554.SQ.FTS.B, Zero Cpn, 6/07/24 ... 2,328 2,051
6196734.SQ.FTS.B, Zero Cpn, 6/07/24 ... 1,042 359
6196818.SQ.FTS.B, Zero Cpn, 6/07/24 ... 583 574
6196936.SQ.FTS.B, Zero Cpn, 6/07/24 ... 1,154 325
6197006.SQ.FTS.B, Zero Cpn, 6/07/24 ... 2,432 2,235
6199760.SQ.FTS.B, Zero Cpn, 6/07/24 ... 18,699 14,024
6200609.SQ.FTS.B, Zero Cpn, 6/07/24 ... 1,137 397
6200641.SQ.FTS.B, Zero Cpn, 6/07/24 ... 455 385
6202896.SQ.FTS.B, Zero Cpn, 6/08/24 ... 591 410
6203333.SQ.FTS.B, Zero Cpn, 6/08/24 ... 798 723
6203362.SQ.FTS.B, Zero Cpn, 6/08/24 ... 24,392 17,158
6204357.SQ.FTS.B, Zero Cpn, 6/08/24 ... 10,898 8,845
6204820.SQ.FTS.B, Zero Cpn, 6/08/24 ... 1,654 707
6206170.SQ.FTS.B, Zero Cpn, 6/08/24 ... 153 129
6206242.SQ.FTS.B, Zero Cpn, 6/08/24 ... 941 745
6206617.SQ.FTS.B, Zero Cpn, 6/09/24 ... 393 307
6206729.SQ.FTS.B, Zero Cpn, 6/09/24 ... 1,027 1,017
6206838.SQ.FTS.B, Zero Cpn, 6/09/24 ... 2,163 1,910
6207369.SQ.FTS.B, Zero Cpn, 6/09/24 ... 1,067 766
6207861.SQ.FTS.B, Zero Cpn, 6/09/24 ... 37,929 6,646
6208894.SQ.FTS.B, Zero Cpn, 6/09/24 ... 1,331 1,294
6209054.SQ.FTS.B, Zero Cpn, 6/09/24 ... 315 309
6209701.SQ.FTS.B, Zero Cpn, 6/10/24 ... 3,125 2,427
6213350.SQ.FTS.B, Zero Cpn, 6/12/24 ... 786 732
6213383.SQ.FTS.B, Zero Cpn, 6/12/24 ... 636 600
6213794.SQ.FTS.B, Zero Cpn, 6/12/24 ... 3,389 1,499
6214034.SQ.FTS.B, Zero Cpn, 6/12/24 ... 8,577 8,284
6214394.SQ.FTS.B, Zero Cpn, 6/12/24 ... 185 183
6215032.SQ.FTS.B, Zero Cpn, 6/13/24 ... 3,365 2,368
6216579.SQ.FTS.B, Zero Cpn, 6/13/24 ... 711 305
6216601.SQ.FTS.B, Zero Cpn, 6/13/24 ... 2,272 1,388
6216993.SQ.FTS.B, Zero Cpn, 6/13/24 ... 1,558 1,395
6217064.SQ.FTS.B, Zero Cpn, 6/13/24 ... 2,613 2,369
6217865.SQ.FTS.B, Zero Cpn, 6/13/24 ... 14,901 13,813
6219277.SQ.FTS.B, Zero Cpn, 6/14/24 ... 2,831 1,469
6219730.SQ.FTS.B, Zero Cpn, 6/14/24 ... 2,055 2,011
6220076.SQ.FTS.B, Zero Cpn, 6/14/24 ... 3,725 522
6220131.SQ.FTS.B, Zero Cpn, 6/14/24 ... 8,591 8,393
6220695.SQ.FTS.B, Zero Cpn, 6/14/24 ... 23,011 17,617
6221174.SQ.FTS.B, Zero Cpn, 6/14/24 ... 707 703
6223854.SQ.FTS.B, Zero Cpn, 6/15/24 ... 1,226 1,031
6224598.SQ.FTS.B, Zero Cpn, 6/15/24 ... 454 443
6225147.SQ.FTS.B, Zero Cpn, 6/15/24 ... 2,909 2,598
6226446.SQ.FTS.B, Zero Cpn, 6/15/24 ... 763 756
6226503.SQ.FTS.B, Zero Cpn, 6/15/24 ... 3,008 2,472
6226978.SQ.FTS.B, Zero Cpn, 6/16/24 ... 214 194
6227620.SQ.FTS.B, Zero Cpn, 6/16/24 ... 1,912 1,743
6227804.SQ.FTS.B, Zero Cpn, 6/16/24 ... 90 80
6227879.SQ.FTS.B, Zero Cpn, 6/16/24 ... 4,513 3,535
6228415.SQ.FTS.B, Zero Cpn, 6/16/24 ... 1,356 1,127

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6228503.SQ.FTS.B, Zero Cpn, 6/16/24 ... $ 7,244 $ 6,178
6229047.SQ.FTS.B, Zero Cpn, 6/16/24 ... 181 177
6229080.SQ.FTS.B, Zero Cpn, 6/16/24 ... 885 880
6229129.SQ.FTS.B, Zero Cpn, 6/16/24 ... 44,876 24,631
6234555.SQ.FTS.B, Zero Cpn, 6/16/24 ... 1,536 841
6235160.SQ.FTS.B, Zero Cpn, 6/17/24 ... 6,431 794
6235237.SQ.FTS.B, Zero Cpn, 6/17/24 ... 3,421 3,010
6235489.SQ.FTS.B, Zero Cpn, 6/17/24 ... 13,206 8,662
6235701.SQ.FTS.B, Zero Cpn, 6/17/24 ... 2,678 2,548
6235797.SQ.FTS.B, Zero Cpn, 6/17/24 ... 5,020 507
6235824.SQ.FTS.B, Zero Cpn, 6/17/24 ... 1,663 718
6236009.SQ.FTS.B, Zero Cpn, 6/18/24 ... 2,353 2,270
6236068.SQ.FTS.B, Zero Cpn, 6/18/24 ... 8,349 6,273
6236218.SQ.FTS.B, Zero Cpn, 6/18/24 ... 3,084 3,026
6236331.SQ.FTS.B, Zero Cpn, 6/18/24 ... 1,465 1,453
6236408.SQ.FTS.B, Zero Cpn, 6/18/24 ... 752 384
6236427.SQ.FTS.B, Zero Cpn, 6/18/24 ... 10,363 1,395
6236717.SQ.FTS.B, Zero Cpn, 6/18/24 ... 280 246
6236739.SQ.FTS.B, Zero Cpn, 6/18/24 ... 1,484 1,433
6237557.SQ.FTS.B, Zero Cpn, 6/19/24 ... 429 366
6237605.SQ.FTS.B, Zero Cpn, 6/19/24 ... 173 156
6237922.SQ.FTS.B, Zero Cpn, 6/19/24 ... 937 872
6238700.SQ.FTS.B, Zero Cpn, 6/19/24 ... 410 282
6238744.SQ.FTS.B, Zero Cpn, 6/19/24 ... 591 269
6239610.SQ.FTS.B, Zero Cpn, 6/19/24 ... 349 323
6240143.SQ.FTS.B, Zero Cpn, 6/19/24 ... 3,654 2,396
6240208.SQ.FTS.B, Zero Cpn, 6/20/24 ... 5,830 1,818
6240483.SQ.FTS.B, Zero Cpn, 6/20/24 ... 2,022 1,745
6241607.SQ.FTS.B, Zero Cpn, 6/20/24 ... 526 490
6241838.SQ.FTS.B, Zero Cpn, 6/20/24 ... 12,807 3,812
6242397.SQ.FTS.B, Zero Cpn, 6/20/24 ... 305 300
6242415.SQ.FTS.B, Zero Cpn, 6/20/24 ... 8,774 8,288
6243216.SQ.FTS.B, Zero Cpn, 6/20/24 ... 5,813 4,875
6243323.SQ.FTS.B, Zero Cpn, 6/20/24 ... 67 57
6243689.SQ.FTS.B, Zero Cpn, 6/21/24 ... 857 837
6244041.SQ.FTS.B, Zero Cpn, 6/21/24 ... 733 681
6244810.SQ.FTS.B, Zero Cpn, 6/21/24 ... 928 875
6244975.SQ.FTS.B, Zero Cpn, 6/21/24 ... 1,712 1,211
6245007.SQ.FTS.B, Zero Cpn, 6/21/24 ... 1,294 1,250
6245050.SQ.FTS.B, Zero Cpn, 6/21/24 ... 3,019 2,744
6245977.SQ.FTS.B, Zero Cpn, 6/21/24 ... 312 217
6245981.SQ.FTS.B, Zero Cpn, 6/21/24 ... 1,604 1,576
6246292.SQ.FTS.B, Zero Cpn, 6/21/24 ... 4,402 4,370
6248864.SQ.FTS.B, Zero Cpn, 6/22/24 ... 3,864 3,720
6249623.SQ.FTS.B, Zero Cpn, 6/22/24 ... 648 609
6249640.SQ.FTS.B, Zero Cpn, 6/22/24 ... 304 294
6249869.SQ.FTS.B, Zero Cpn, 6/22/24 ... 528 514
6250117.SQ.FTS.B, Zero Cpn, 6/22/24 ... 2,160 1,059
6250187.SQ.FTS.B, Zero Cpn, 6/22/24 ... 1,013 984
6250257.SQ.FTS.B, Zero Cpn, 6/22/24 ... 496 459
6250307.SQ.FTS.B, Zero Cpn, 6/22/24 ... 3,549 2,412
6250370.SQ.FTS.B, Zero Cpn, 6/22/24 ... 2,360 2,252
6250833.SQ.FTS.B, Zero Cpn, 6/22/24 ... 1,381 1,339
6250884.SQ.FTS.B, Zero Cpn, 6/22/24 ... 2,643 2,080
6250983.SQ.FTS.B, Zero Cpn, 6/22/24 ... 8,811 7,424
6251253.SQ.FTS.B, Zero Cpn, 6/22/24 ... 1,657 1,473
6251321.SQ.FTS.B, Zero Cpn, 6/22/24 ... 1,478 1,448
6252047.SQ.FTS.B, Zero Cpn, 6/22/24 ... 8,005 7,288
Description
Principal
Amount Value
Block, Inc. (continued)
6252495.SQ.FTS.B, Zero Cpn, 6/23/24 ... $ 13,698 $ 12,010
6252835.SQ.FTS.B, Zero Cpn, 6/23/24 ... 1,709 1,678
6253254.SQ.FTS.B, Zero Cpn, 6/23/24 ... 2,409 1,209
6253588.SQ.FTS.B, Zero Cpn, 6/23/24 ... 3,260 3,083
6253727.SQ.FTS.B, Zero Cpn, 6/23/24 ... 1,810 1,758
6253833.SQ.FTS.B, Zero Cpn, 6/23/24 ... 13,508 12,811
6254742.SQ.FTS.B, Zero Cpn, 6/23/24 ... 14,661 14,174
6255303.SQ.FTS.B, Zero Cpn, 6/24/24 ... 1,603 1,527
6255416.SQ.FTS.B, Zero Cpn, 6/24/24 ... 9,029 7,096
6255542.SQ.FTS.B, Zero Cpn, 6/24/24 ... 593 179
6255617.SQ.FTS.B, Zero Cpn, 6/24/24 ... 2,344 1,835
6255656.SQ.FTS.B, Zero Cpn, 6/25/24 ... 4,081 3,790
6255909.SQ.FTS.B, Zero Cpn, 6/25/24 ... 975 293
6255997.SQ.FTS.B, Zero Cpn, 6/25/24 ... 1,357 144
6256008.SQ.FTS.B, Zero Cpn, 6/25/24 ... 2,239 2,218
6256139.SQ.FTS.B, Zero Cpn, 6/26/24 ... 627 541
6256236.SQ.FTS.B, Zero Cpn, 6/26/24 ... 2,812 2,689
6256373.SQ.FTS.B, Zero Cpn, 6/26/24 ... 1,066 944
6256384.SQ.FTS.B, Zero Cpn, 6/26/24 ... 9,988 7,893
6256511.SQ.FTS.B, Zero Cpn, 6/26/24 ... 5,529 5,251
6256740.SQ.FTS.B, Zero Cpn, 6/26/24 ... 818 568
6258122.SQ.FTS.B, Zero Cpn, 6/27/24 ... 2,995 2,906
6258680.SQ.FTS.B, Zero Cpn, 6/27/24 ... 185 146
6259919.SQ.FTS.B, Zero Cpn, 6/27/24 ... 1,314 1,177
6260233.SQ.FTS.B, Zero Cpn, 6/28/24 ... 10,523 9,447
6261373.SQ.FTS.B, Zero Cpn, 6/28/24 ... 6,272 5,987
6261670.SQ.FTS.B, Zero Cpn, 6/28/24 ... 3,219 3,132
6261747.SQ.FTS.B, Zero Cpn, 6/28/24 ... 3,523 2,727
6261880.SQ.FTS.B, Zero Cpn, 6/28/24 ... 11,944 11,856
6262497.SQ.FTS.B, Zero Cpn, 6/28/24 ... 8,184 4,711
6262558.SQ.FTS.B, Zero Cpn, 6/28/24 ... 122 119
6265146.SQ.FTS.B, Zero Cpn, 6/29/24 ... 1,003 856
6265155.SQ.FTS.B, Zero Cpn, 6/29/24 ... 6,047 3,425
6265294.SQ.FTS.B, Zero Cpn, 6/29/24 ... 3,435 3,228
6266047.SQ.FTS.B, Zero Cpn, 6/29/24 ... 4,943 2,521
6266429.SQ.FTS.B, Zero Cpn, 6/29/24 ... 376 371
6266463.SQ.FTS.B, Zero Cpn, 6/29/24 ... 3,513 3,412
6267922.SQ.FTS.B, Zero Cpn, 6/29/24 ... 1,636 1,404
6268002.SQ.FTS.B, Zero Cpn, 6/29/24 ... 2,014 1,643
6268181.SQ.FTS.B, Zero Cpn, 6/30/24 ... 2,008 1,945
6268562.SQ.FTS.B, Zero Cpn, 6/30/24 ... 180 172
6268566.SQ.FTS.B, Zero Cpn, 6/30/24 ... 1,892 1,679
6268655.SQ.FTS.B, Zero Cpn, 6/30/24 ... 1,034 372
6268996.SQ.FTS.B, Zero Cpn, 6/30/24 ... 1,614 1,471
6269919.SQ.FTS.B, Zero Cpn, 6/30/24 ... 260 211
6269933.SQ.FTS.B, Zero Cpn, 6/30/24 ... 476 431
6269972.SQ.FTS.B, Zero Cpn, 6/30/24 ... 7,309 7,013
6270448.SQ.FTS.B, Zero Cpn, 6/30/24 ... 2,215 920
6270473.SQ.FTS.B, Zero Cpn, 6/30/24 ... 3,312 351
6270529.SQ.FTS.B, Zero Cpn, 6/30/24 ... 120 116
6270933.SQ.FTS.B, Zero Cpn, 6/30/24 ... 3,812 3,670
6271274.SQ.FTS.B, Zero Cpn, 7/01/24 ... 380 301
6271350.SQ.FTS.B, Zero Cpn, 7/01/24 ... 4,408 3,581
6271872.SQ.FTS.B, Zero Cpn, 7/02/24 ... 13,505 10,544
6272091.SQ.FTS.B, Zero Cpn, 7/02/24 ... 1,714 1,517
6272162.SQ.FTS.B, Zero Cpn, 7/02/24 ... 326 324
6274063.SQ.FTS.B, Zero Cpn, 7/03/24 ... 672 657
6275849.SQ.FTS.B, Zero Cpn, 7/04/24 ... 22,507 18,466

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6276763.SQ.FTS.B, Zero Cpn, 7/04/24 ... $ 2,289 $ 2,128
6276874.SQ.FTS.B, Zero Cpn, 7/04/24 ... 3,151 1,262
6277246.SQ.FTS.B, Zero Cpn, 7/04/24 ... 989 727
6277279.SQ.FTS.B, Zero Cpn, 7/04/24 ... 3,970 3,687
6278058.SQ.FTS.B, Zero Cpn, 7/04/24 ... 3,447 3,318
6279862.SQ.FTS.B, Zero Cpn, 7/05/24 ... 16,989 5,797
6280040.SQ.FTS.B, Zero Cpn, 7/05/24 ... 1,416 1,397
6280869.SQ.FTS.B, Zero Cpn, 7/05/24 ... 4,517 2,824
6281158.SQ.FTS.B, Zero Cpn, 7/05/24 ... 22,413 18,976
6282086.SQ.FTS.B, Zero Cpn, 7/05/24 ... 849 526
6282110.SQ.FTS.B, Zero Cpn, 7/05/24 ... 8,610 7,958
6284087.SQ.FTS.B, Zero Cpn, 7/06/24 ... 7,128 6,591
6284249.SQ.FTS.B, Zero Cpn, 7/06/24 ... 11,290 10,797
6284870.SQ.FTS.B, Zero Cpn, 7/06/24 ... 7,986 5,485
6285052.SQ.FTS.B, Zero Cpn, 7/06/24 ... 27,114 25,839
6285816.SQ.FTS.B, Zero Cpn, 7/07/24 ... 46,364 36,603
6286798.SQ.FTS.B, Zero Cpn, 7/09/24 ... 3,737 2,565
6287026.SQ.FTS.B, Zero Cpn, 7/09/24 ... 387 375
6287076.SQ.FTS.B, Zero Cpn, 7/09/24 ... 4,163 3,507
6287618.SQ.FTS.B, Zero Cpn, 7/09/24 ... 2,428 2,415
6288005.SQ.FTS.B, Zero Cpn, 7/09/24 ... 419 414
6288212.SQ.FTS.B, Zero Cpn, 7/09/24 ... 984 952
6288398.SQ.FTS.B, Zero Cpn, 7/09/24 ... 2,390 2,256
6289202.SQ.FTS.B, Zero Cpn, 7/09/24 ... 2,350 2,283
6289285.SQ.FTS.B, Zero Cpn, 7/09/24 ... 1,584 1,521
6290073.SQ.FTS.B, Zero Cpn, 7/10/24 ... 3,033 2,910
6290212.SQ.FTS.B, Zero Cpn, 7/10/24 ... 3,840 3,435
6290401.SQ.FTS.B, Zero Cpn, 7/10/24 ... 2,620 2,514
6290598.SQ.FTS.B, Zero Cpn, 7/10/24 ... 11,696 11,116
6290930.SQ.FTS.B, Zero Cpn, 7/10/24 ... 2,600 1,487
6290969.SQ.FTS.B, Zero Cpn, 7/10/24 ... 1,814 1,447
6291009.SQ.FTS.B, Zero Cpn, 7/10/24 ... 2,105 2,069
6291341.SQ.FTS.B, Zero Cpn, 7/10/24 ... 984 886
6291374.SQ.FTS.B, Zero Cpn, 7/10/24 ... 7,848 5,018
6291486.SQ.FTS.B, Zero Cpn, 7/10/24 ... 1,537 1,493
6291702.SQ.FTS.B, Zero Cpn, 7/10/24 ... 2,150 2,114
6293418.SQ.FTS.B, Zero Cpn, 7/11/24 ... 6,347 6,010
6299081.SQ.FTS.B, Zero Cpn, 7/12/24 ... 98 93
6300054.SQ.FTS.B, Zero Cpn, 7/12/24 ... 700 687
6300581.SQ.FTS.B, Zero Cpn, 7/13/24 ... 515 506
6300719.SQ.FTS.B, Zero Cpn, 7/13/24 ... 6,670 6,516
6301243.SQ.FTS.B, Zero Cpn, 7/13/24 ... 78 77
6302279.SQ.FTS.B, Zero Cpn, 7/13/24 ... 3,056 3,009
6302745.SQ.FTS.B, Zero Cpn, 7/13/24 ... 97 95
6302866.SQ.FTS.B, Zero Cpn, 7/13/24 ... 1,032 966
6302938.SQ.FTS.B, Zero Cpn, 7/13/24 ... 284 182
6303276.SQ.FTS.B, Zero Cpn, 7/14/24 ... 1,626 1,599
6303349.SQ.FTS.B, Zero Cpn, 7/14/24 ... 3,501 3,336
6303578.SQ.FTS.B, Zero Cpn, 7/14/24 ... 2,889 2,776
6303685.SQ.FTS.B, Zero Cpn, 7/14/24 ... 11,364 9,418
6303939.SQ.FTS.B, Zero Cpn, 7/14/24 ... 2,614 2,558
6304069.SQ.FTS.B, Zero Cpn, 7/14/24 ... 456 446
6304147.SQ.FTS.B, Zero Cpn, 7/14/24 ... 1,514 1,352
6304176.SQ.FTS.B, Zero Cpn, 7/14/24 ... 4,182 4,143
6304502.SQ.FTS.B, Zero Cpn, 7/15/24 ... 11,825 7,739
6304870.SQ.FTS.B, Zero Cpn, 7/15/24 ... 15,082 12,362
6305129.SQ.FTS.B, Zero Cpn, 7/16/24 ... 1,293 1,209
6305291.SQ.FTS.B, Zero Cpn, 7/16/24 ... 419 403
Description
Principal
Amount Value
Block, Inc. (continued)
6305409.SQ.FTS.B, Zero Cpn, 7/16/24 ... $ 2,282 $ 2,188
6305766.SQ.FTS.B, Zero Cpn, 7/16/24 ... 2,311 2,215
6305807.SQ.FTS.B, Zero Cpn, 7/16/24 ... 1,265 1,044
6305994.SQ.FTS.B, Zero Cpn, 7/17/24 ... 5,677 5,524
6306494.SQ.FTS.B, Zero Cpn, 7/17/24 ... 13,515 8,349
6307006.SQ.FTS.B, Zero Cpn, 7/17/24 ... 11,600 10,024
6307596.SQ.FTS.B, Zero Cpn, 7/17/24 ... 13,602 11,937
6307949.SQ.FTS.B, Zero Cpn, 7/17/24 ... 971 923
6308011.SQ.FTS.B, Zero Cpn, 7/17/24 ... 2,951 2,835
6308429.SQ.FTS.B, Zero Cpn, 7/17/24 ... 3,900 2,090
6308611.SQ.FTS.B, Zero Cpn, 7/18/24 ... 10,461 8,417
6308976.SQ.FTS.B, Zero Cpn, 7/18/24 ... 3,197 1,002
6309043.SQ.FTS.B, Zero Cpn, 7/18/24 ... 1,574 1,513
6309929.SQ.FTS.B, Zero Cpn, 7/18/24 ... 471 360
6310692.SQ.FTS.B, Zero Cpn, 7/18/24 ... 2,476 1,401
6314510.SQ.FTS.B, Zero Cpn, 7/19/24 ... 316 308
6314524.SQ.FTS.B, Zero Cpn, 7/19/24 ... 9,609 4,440
6314730.SQ.FTS.B, Zero Cpn, 7/19/24 ... 3,074 1,864
6314771.SQ.FTS.B, Zero Cpn, 7/19/24 ... 2,675 2,643
6314964.SQ.FTS.B, Zero Cpn, 7/19/24 ... 51 49
6315031.SQ.FTS.B, Zero Cpn, 7/19/24 ... 2,628 2,538
6315256.SQ.FTS.B, Zero Cpn, 7/19/24 ... 3,856 950
6315790.SQ.FTS.B, Zero Cpn, 7/19/24 ... 4,853 4,643
6316163.SQ.FTS.B, Zero Cpn, 7/20/24 ... 38,692 30,433
6317824.SQ.FTS.B, Zero Cpn, 7/20/24 ... 390 379
6318267.SQ.FTS.B, Zero Cpn, 7/20/24 ... 853 797
6318353.SQ.FTS.B, Zero Cpn, 7/20/24 ... 653 643
6318378.SQ.FTS.B, Zero Cpn, 7/20/24 ... 28,576 27,407
6319060.SQ.FTS.B, Zero Cpn, 7/21/24 ... 9,189 7,228
6319487.SQ.FTS.B, Zero Cpn, 7/21/24 ... 4,602 4,524
6319630.SQ.FTS.B, Zero Cpn, 7/21/24 ... 1,935 1,491
6319653.SQ.FTS.B, Zero Cpn, 7/21/24 ... 1,684 1,440
6319714.SQ.FTS.B, Zero Cpn, 7/21/24 ... 1,251 1,219
6319919.SQ.FTS.B, Zero Cpn, 7/21/24 ... 855 533
6319933.SQ.FTS.B, Zero Cpn, 7/21/24 ... 14,196 6,136
6320082.SQ.FTS.B, Zero Cpn, 7/22/24 ... 1,381 1,145
6320178.SQ.FTS.B, Zero Cpn, 7/22/24 ... 3,234 709
6320582.SQ.FTS.B, Zero Cpn, 7/22/24 ... 705 681
6321655.SQ.FTS.B, Zero Cpn, 7/23/24 ... 358 314
6321669.SQ.FTS.B, Zero Cpn, 7/23/24 ... 1,915 1,787
6321758.SQ.FTS.B, Zero Cpn, 7/23/24 ... 7,002 4,136
6322025.SQ.FTS.B, Zero Cpn, 7/23/24 ... 2,784 2,603
6326567.SQ.FTS.B, Zero Cpn, 7/23/24 ... 1,522 1,452
6328384.SQ.FTS.B, Zero Cpn, 7/23/24 ... 780 712
6328930.SQ.FTS.B, Zero Cpn, 7/23/24 ... 25,072 11,538
6351613.SQ.FTS.B, Zero Cpn, 7/23/24 ... 1,205 1,074
6351811.SQ.FTS.B, Zero Cpn, 7/24/24 ... 8,239 7,382
6352284.SQ.FTS.B, Zero Cpn, 7/24/24 ... 560 540
6352358.SQ.FTS.B, Zero Cpn, 7/24/24 ... 1,141 1,111
6352903.SQ.FTS.B, Zero Cpn, 7/24/24 ... 2,461 1,418
6352934.SQ.FTS.B, Zero Cpn, 7/24/24 ... 2,903 2,846
6353560.SQ.FTS.B, Zero Cpn, 7/24/24 ... 1,196 1,186
6353710.SQ.FTS.B, Zero Cpn, 7/24/24 ... 4,189 3,828
6353899.SQ.FTS.B, Zero Cpn, 7/24/24 ... 28,215 16,825
6355005.SQ.FTS.B, Zero Cpn, 7/25/24 ... 11,762 11,187
6355353.SQ.FTS.B, Zero Cpn, 7/25/24 ... 6,871 3,781
6355988.SQ.FTS.B, Zero Cpn, 7/25/24 ... 5,664 5,521
6356205.SQ.FTS.B, Zero Cpn, 7/25/24 ... 632 618

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6356831.SQ.FTS.B, Zero Cpn, 7/25/24 ... $ 3,163 $ 3,071
6357249.SQ.FTS.B, Zero Cpn, 7/25/24 ... 1,607 1,568
6357416.SQ.FTS.B, Zero Cpn, 7/25/24 ... 591 580
6359467.SQ.FTS.B, Zero Cpn, 7/26/24 ... 62,182 32,187
6360918.SQ.FTS.B, Zero Cpn, 7/26/24 ... 2,058 2,041
6361496.SQ.FTS.B, Zero Cpn, 7/26/24 ... 2,161 2,105
6361924.SQ.FTS.B, Zero Cpn, 7/26/24 ... 5,350 3,406
6361981.SQ.FTS.B, Zero Cpn, 7/26/24 ... 1,945 1,816
6362613.SQ.FTS.B, Zero Cpn, 7/26/24 ... 323 298
6362699.SQ.FTS.B, Zero Cpn, 7/27/24 ... 42,087 26,114
6363683.SQ.FTS.B, Zero Cpn, 7/27/24 ... 2,755 1,060
6363828.SQ.FTS.B, Zero Cpn, 7/27/24 ... 550 474
6363853.SQ.FTS.B, Zero Cpn, 7/27/24 ... 1,699 1,303
6363908.SQ.FTS.B, Zero Cpn, 7/27/24 ... 4,755 3,356
6364035.SQ.FTS.B, Zero Cpn, 7/27/24 ... 2,530 1,783
6364283.SQ.FTS.B, Zero Cpn, 7/27/24 ... 5,200 5,163
6364953.SQ.FTS.B, Zero Cpn, 7/27/24 ... 5,776 4,416
6365756.SQ.FTS.B, Zero Cpn, 7/28/24 ... 39,973 33,070
6366412.SQ.FTS.B, Zero Cpn, 7/28/24 ... 2,983 2,754
6366452.SQ.FTS.B, Zero Cpn, 7/29/24 ... 3,478 2,811
6366902.SQ.FTS.B, Zero Cpn, 7/29/24 ... 1,246 1,217
6366974.SQ.FTS.B, Zero Cpn, 7/29/24 ... 1,020 980
6368120.SQ.FTS.B, Zero Cpn, 7/30/24 ... 2,134 1,845
6368321.SQ.FTS.B, Zero Cpn, 7/30/24 ... 910 604
6369186.SQ.FTS.B, Zero Cpn, 7/30/24 ... 625 610
6369227.SQ.FTS.B, Zero Cpn, 7/30/24 ... 4,428 4,190
6369458.SQ.FTS.B, Zero Cpn, 7/30/24 ... 25,101 23,787
6370729.SQ.FTS.B, Zero Cpn, 7/31/24 ... 2,729 2,402
6370849.SQ.FTS.B, Zero Cpn, 7/31/24 ... 306 274
6371322.SQ.FTS.B, Zero Cpn, 7/31/24 ... 3,185 1,182
6371519.SQ.FTS.B, Zero Cpn, 7/31/24 ... 2,846 2,800
6372222.SQ.FTS.B, Zero Cpn, 7/31/24 ... 17,780 17,330
6372802.SQ.FTS.B, Zero Cpn, 7/31/24 ... 1,876 1,753
6372921.SQ.FTS.B, Zero Cpn, 7/31/24 ... 1,242 1,105
6373205.SQ.FTS.B, Zero Cpn, 7/31/24 ... 1,468 1,462
6373846.SQ.FTS.B, Zero Cpn, 7/31/24 ... 4,529 3,673
6375270.SQ.FTS.B, Zero Cpn, 8/01/24 ... 1,605 1,574
6376101.SQ.FTS.B, Zero Cpn, 8/01/24 ... 1,446 1,310
6376136.SQ.FTS.B, Zero Cpn, 8/01/24 ... 6,791 6,361
6378691.SQ.FTS.B, Zero Cpn, 8/02/24 ... 32,355 9,242
6379319.SQ.FTS.B, Zero Cpn, 8/02/24 ... 624 601
6379558.SQ.FTS.B, Zero Cpn, 8/02/24 ... 831 805
6379736.SQ.FTS.B, Zero Cpn, 8/02/24 ... 2,929 2,884
6380466.SQ.FTS.B, Zero Cpn, 8/02/24 ... 22,538 21,427
6381205.SQ.FTS.B, Zero Cpn, 8/02/24 ... 7,388 7,174
6382402.SQ.FTS.B, Zero Cpn, 8/03/24 ... 226 224
6382458.SQ.FTS.B, Zero Cpn, 8/03/24 ... 15,232 11,612
6383269.SQ.FTS.B, Zero Cpn, 8/03/24 ... 2,399 1,380
6383602.SQ.FTS.B, Zero Cpn, 8/03/24 ... 78 76
6383625.SQ.FTS.B, Zero Cpn, 8/03/24 ... 809 790
6384427.SQ.FTS.B, Zero Cpn, 8/03/24 ... 1,728 1,479
6384482.SQ.FTS.B, Zero Cpn, 8/03/24 ... 617 614
6384775.SQ.FTS.B, Zero Cpn, 8/03/24 ... 10,299 9,477
6385054.SQ.FTS.B, Zero Cpn, 8/03/24 ... 2,753 2,370
6385234.SQ.FTS.B, Zero Cpn, 8/04/24 ... 1,292 1,206
6385279.SQ.FTS.B, Zero Cpn, 8/04/24 ... 5,492 4,921
6385396.SQ.FTS.B, Zero Cpn, 8/04/24 ... 2,198 1,909
6385452.SQ.FTS.B, Zero Cpn, 8/04/24 ... 482 470
Description
Principal
Amount Value
Block, Inc. (continued)
6385609.SQ.FTS.B, Zero Cpn, 8/04/24 ... $ 195 $ 188
6385633.SQ.FTS.B, Zero Cpn, 8/04/24 ... 912 887
6385666.SQ.FTS.B, Zero Cpn, 8/04/24 ... 1,880 841
6385845.SQ.FTS.B, Zero Cpn, 8/04/24 ... 360 177
6385873.SQ.FTS.B, Zero Cpn, 8/04/24 ... 5,131 4,946
6386508.SQ.FTS.B, Zero Cpn, 8/05/24 ... 2,950 2,854
6387091.SQ.FTS.B, Zero Cpn, 8/06/24 ... 1,834 1,754
6388040.SQ.FTS.B, Zero Cpn, 8/06/24 ... 289 279
6388059.SQ.FTS.B, Zero Cpn, 8/06/24 ... 1,212 1,182
6388111.SQ.FTS.B, Zero Cpn, 8/06/24 ... 6,805 6,520
6388413.SQ.FTS.B, Zero Cpn, 8/06/24 ... 14,807 11,098
6388693.SQ.FTS.B, Zero Cpn, 8/06/24 ... 3,867 3,805
6389106.SQ.FTS.B, Zero Cpn, 8/06/24 ... 1,265 1,200
6389151.SQ.FTS.B, Zero Cpn, 8/06/24 ... 1,528 757
6389172.SQ.FTS.B, Zero Cpn, 8/06/24 ... 35,394 19,002
6389644.SQ.FTS.B, Zero Cpn, 8/06/24 ... 1,396 1,348
6389705.SQ.FTS.B, Zero Cpn, 8/06/24 ... 1,604 1,544
6389974.SQ.FTS.B, Zero Cpn, 8/06/24 ... 549 541
6390221.SQ.FTS.B, Zero Cpn, 8/07/24 ... 844 837
6390336.SQ.FTS.B, Zero Cpn, 8/07/24 ... 3,245 3,170
6390421.SQ.FTS.B, Zero Cpn, 8/07/24 ... 2,373 2,296
6390840.SQ.FTS.B, Zero Cpn, 8/07/24 ... 3,964 2,088
6391172.SQ.FTS.B, Zero Cpn, 8/07/24 ... 1,365 1,225
6391321.SQ.FTS.B, Zero Cpn, 8/07/24 ... 2,215 2,112
6391370.SQ.FTS.B, Zero Cpn, 8/07/24 ... 1,497 1,449
6391712.SQ.FTS.B, Zero Cpn, 8/07/24 ... 7,458 5,177
6392265.SQ.FTS.B, Zero Cpn, 8/07/24 ... 869 862
6393237.SQ.FTS.B, Zero Cpn, 8/08/24 ... 5,093 4,928
6393406.SQ.FTS.B, Zero Cpn, 8/08/24 ... 36,938 24,937
6394237.SQ.FTS.B, Zero Cpn, 8/08/24 ... 882 853
6394386.SQ.FTS.B, Zero Cpn, 8/08/24 ... 816 257
6394397.SQ.FTS.B, Zero Cpn, 8/08/24 ... 16,904 15,737
6395219.SQ.FTS.B, Zero Cpn, 8/08/24 ... 1,382 942
6395239.SQ.FTS.B, Zero Cpn, 8/08/24 ... 5,787 5,756
6397754.SQ.FTS.B, Zero Cpn, 8/09/24 ... 4,434 3,757
6398627.SQ.FTS.B, Zero Cpn, 8/09/24 ... 5,550 5,280
6399140.SQ.FTS.B, Zero Cpn, 8/09/24 ... 1,141 1,117
6399219.SQ.FTS.B, Zero Cpn, 8/09/24 ... 3,548 3,496
6399658.SQ.FTS.B, Zero Cpn, 8/09/24 ... 903 537
6399687.SQ.FTS.B, Zero Cpn, 8/09/24 ... 2,500 2,309
6399871.SQ.FTS.B, Zero Cpn, 8/09/24 ... 6,197 6,156
6400939.SQ.FTS.B, Zero Cpn, 8/09/24 ... 8,886 6,788
6401059.SQ.FTS.B, Zero Cpn, 8/10/24 ... 950 854
6401145.SQ.FTS.B, Zero Cpn, 8/10/24 ... 595 553
6401192.SQ.FTS.B, Zero Cpn, 8/10/24 ... 838 659
6401242.SQ.FTS.B, Zero Cpn, 8/10/24 ... 1,594 1,447
6401525.SQ.FTS.B, Zero Cpn, 8/10/24 ... 813 777
6401558.SQ.FTS.B, Zero Cpn, 8/10/24 ... 2,230 1,842
6401620.SQ.FTS.B, Zero Cpn, 8/10/24 ... 536 358
6401627.SQ.FTS.B, Zero Cpn, 8/10/24 ... 3,388 3,202
6401953.SQ.FTS.B, Zero Cpn, 8/10/24 ... 876 696
6401970.SQ.FTS.B, Zero Cpn, 8/10/24 ... 1,893 1,596
6403317.SQ.FTS.B, Zero Cpn, 8/10/24 ... 1,181 1,161
6403479.SQ.FTS.B, Zero Cpn, 8/10/24 ... 7,266 4,809
6403873.SQ.FTS.B, Zero Cpn, 8/10/24 ... 6,496 5,222
6404052.SQ.FTS.B, Zero Cpn, 8/11/24 ... 270 266
6404068.SQ.FTS.B, Zero Cpn, 8/11/24 ... 6,466 3,930
6404445.SQ.FTS.B, Zero Cpn, 8/11/24 ... 1,315 765

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6404554.SQ.FTS.B, Zero Cpn, 8/11/24 ... $ 796 $ 619
6404685.SQ.FTS.B, Zero Cpn, 8/11/24 ... 4,850 3,859
6404787.SQ.FTS.B, Zero Cpn, 8/12/24 ... 4,970 4,708
6404893.SQ.FTS.B, Zero Cpn, 8/12/24 ... 11,073 10,249
6405066.SQ.FTS.B, Zero Cpn, 8/12/24 ... 648 618
6405166.SQ.FTS.B, Zero Cpn, 8/12/24 ... 19,913 7,442
6405296.SQ.FTS.B, Zero Cpn, 8/12/24 ... 1,012 1,006
6405910.SQ.FTS.B, Zero Cpn, 8/13/24 ... 8,349 7,751
6406305.SQ.FTS.B, Zero Cpn, 8/13/24 ... 251 125
6406598.SQ.FTS.B, Zero Cpn, 8/13/24 ... 1,854 914
6406621.SQ.FTS.B, Zero Cpn, 8/13/24 ... 554 538
6406724.SQ.FTS.B, Zero Cpn, 8/13/24 ... 2,888 2,531
6406838.SQ.FTS.B, Zero Cpn, 8/13/24 ... 26,895 22,199
6407446.SQ.FTS.B, Zero Cpn, 8/13/24 ... 162 142
6407824.SQ.FTS.B, Zero Cpn, 8/13/24 ... 460 363
6407848.SQ.FTS.B, Zero Cpn, 8/13/24 ... 7,553 7,311
6408022.SQ.FTS.B, Zero Cpn, 8/13/24 ... 2,397 2,118
6408129.SQ.FTS.B, Zero Cpn, 8/13/24 ... 2,739 2,389
6408194.SQ.FTS.B, Zero Cpn, 8/13/24 ... 884 850
6408336.SQ.FTS.B, Zero Cpn, 8/13/24 ... 5,428 5,142
6408433.SQ.FTS.B, Zero Cpn, 8/13/24 ... 1,111 1,096
6408523.SQ.FTS.B, Zero Cpn, 8/13/24 ... 10,525 8,453
6408789.SQ.FTS.B, Zero Cpn, 8/14/24 ... 13,212 11,680
6409097.SQ.FTS.B, Zero Cpn, 8/14/24 ... 4,815 4,410
6409279.SQ.FTS.B, Zero Cpn, 8/14/24 ... 2,142 2,071
6409486.SQ.FTS.B, Zero Cpn, 8/14/24 ... 691 687
6409863.SQ.FTS.B, Zero Cpn, 8/14/24 ... 3,662 3,455
6410247.SQ.FTS.B, Zero Cpn, 8/14/24 ... 4,367 4,248
6410466.SQ.FTS.B, Zero Cpn, 8/14/24 ... 3,523 2,647
6410538.SQ.FTS.B, Zero Cpn, 8/14/24 ... 465 459
6410566.SQ.FTS.B, Zero Cpn, 8/14/24 ... 997 988
6410635.SQ.FTS.B, Zero Cpn, 8/14/24 ... 1,354 1,234
6410910.SQ.FTS.B, Zero Cpn, 8/14/24 ... 2,176 2,120
6411150.SQ.FTS.B, Zero Cpn, 8/14/24 ... 2,740 2,511
6411484.SQ.FTS.B, Zero Cpn, 8/14/24 ... 3,545 3,505
6411642.SQ.FTS.B, Zero Cpn, 8/14/24 ... 3,634 3,537
6411768.SQ.FTS.B, Zero Cpn, 8/14/24 ... 419 379
6411819.SQ.FTS.B, Zero Cpn, 8/14/24 ... 664 576
6412243.SQ.FTS.B, Zero Cpn, 8/15/24 ... 4,050 1,717
6412321.SQ.FTS.B, Zero Cpn, 8/15/24 ... 3,377 3,270
6412510.SQ.FTS.B, Zero Cpn, 8/15/24 ... 13,121 12,658
6413000.SQ.FTS.B, Zero Cpn, 8/15/24 ... 2,601 1,910
6413294.SQ.FTS.B, Zero Cpn, 8/15/24 ... 813 648
6413433.SQ.FTS.B, Zero Cpn, 8/15/24 ... 317 267
6413440.SQ.FTS.B, Zero Cpn, 8/15/24 ... 396 368
6413606.SQ.FTS.B, Zero Cpn, 8/15/24 ... 4,503 4,279
6413892.SQ.FTS.B, Zero Cpn, 8/15/24 ... 1,991 1,555
6414098.SQ.FTS.B, Zero Cpn, 8/15/24 ... 3,987 1,400
6414183.SQ.FTS.B, Zero Cpn, 8/15/24 ... 3,284 3,215
6414273.SQ.FTS.B, Zero Cpn, 8/15/24 ... 2,490 2,412
6414405.SQ.FTS.B, Zero Cpn, 8/15/24 ... 1,715 397
6418258.SQ.FTS.B, Zero Cpn, 8/16/24 ... 8,300 8,039
6418931.SQ.FTS.B, Zero Cpn, 8/16/24 ... 5,346 5,192
6419201.SQ.FTS.B, Zero Cpn, 8/16/24 ... 2,216 2,160
6419910.SQ.FTS.B, Zero Cpn, 8/16/24 ... 2,595 2,516
6420013.SQ.FTS.B, Zero Cpn, 8/16/24 ... 2,730 2,602
6420149.SQ.FTS.B, Zero Cpn, 8/16/24 ... 12,660 6,448
6420303.SQ.FTS.B, Zero Cpn, 8/16/24 ... 11,624 11,230
Description
Principal
Amount Value
Block, Inc. (continued)
6421268.SQ.FTS.B, Zero Cpn, 8/17/24 ... $ 5,635 $ 5,340
6421679.SQ.FTS.B, Zero Cpn, 8/17/24 ... 1,116 778
6421778.SQ.FTS.B, Zero Cpn, 8/17/24 ... 1,111 1,089
6421844.SQ.FTS.B, Zero Cpn, 8/17/24 ... 3,473 2,896
6422227.SQ.FTS.B, Zero Cpn, 8/17/24 ... 479 377
6422256.SQ.FTS.B, Zero Cpn, 8/17/24 ... 2,249 1,496
6422311.SQ.FTS.B, Zero Cpn, 8/17/24 ... 964 911
6422447.SQ.FTS.B, Zero Cpn, 8/17/24 ... 6,014 5,907
6422706.SQ.FTS.B, Zero Cpn, 8/17/24 ... 442 441
6422830.SQ.FTS.B, Zero Cpn, 8/17/24 ... 4,142 4,088
6422990.SQ.FTS.B, Zero Cpn, 8/17/24 ... 5,876 5,089
6423315.SQ.FTS.B, Zero Cpn, 8/17/24 ... 7,977 7,800
6423636.SQ.FTS.B, Zero Cpn, 8/17/24 ... 1,806 1,753
6423702.SQ.FTS.B, Zero Cpn, 8/17/24 ... 19,955 10,193
6424082.SQ.FTS.B, Zero Cpn, 8/17/24 ... 8,324 6,977
6424267.SQ.FTS.B, Zero Cpn, 8/18/24 ... 12,232 5,551
6424637.SQ.FTS.B, Zero Cpn, 8/18/24 ... 1,257 1,240
6425248.SQ.FTS.B, Zero Cpn, 8/19/24 ... 8,864 6,783
6425633.SQ.FTS.B, Zero Cpn, 8/20/24 ... 783 751
6425653.SQ.FTS.B, Zero Cpn, 8/20/24 ... 9,410 8,946
6425796.SQ.FTS.B, Zero Cpn, 8/20/24 ... 2,895 1,764
6425927.SQ.FTS.B, Zero Cpn, 8/20/24 ... 4,821 4,706
6426098.SQ.FTS.B, Zero Cpn, 8/20/24 ... 2,071 2,031
6426138.SQ.FTS.B, Zero Cpn, 8/20/24 ... 2,548 1,997
6426587.SQ.FTS.B, Zero Cpn, 8/20/24 ... 4,980 4,696
6426694.SQ.FTS.B, Zero Cpn, 8/20/24 ... 6,121 5,936
6426793.SQ.FTS.B, Zero Cpn, 8/20/24 ... 868 431
6427509.SQ.FTS.B, Zero Cpn, 8/21/24 ... 4,726 3,230
6427748.SQ.FTS.B, Zero Cpn, 8/21/24 ... 1,461 1,348
6427815.SQ.FTS.B, Zero Cpn, 8/21/24 ... 5,052 4,841
6428249.SQ.FTS.B, Zero Cpn, 8/21/24 ... 9,271 7,034
6428407.SQ.FTS.B, Zero Cpn, 8/21/24 ... 7,388 1,778
6428491.SQ.FTS.B, Zero Cpn, 8/21/24 ... 6,352 5,633
6429149.SQ.FTS.B, Zero Cpn, 8/21/24 ... 1,080 1,069
6429349.SQ.FTS.B, Zero Cpn, 8/21/24 ... 1,468 1,456
6429640.SQ.FTS.B, Zero Cpn, 8/21/24 ... 5,813 4,544
6429724.SQ.FTS.B, Zero Cpn, 8/21/24 ... 18,206 16,613
6430423.SQ.FTS.B, Zero Cpn, 8/22/24 ... 1,247 1,118
6430566.SQ.FTS.B, Zero Cpn, 8/22/24 ... 16,327 14,632
6431083.SQ.FTS.B, Zero Cpn, 8/22/24 ... 2,709 2,647
6431582.SQ.FTS.B, Zero Cpn, 8/22/24 ... 2,180 1,432
6431623.SQ.FTS.B, Zero Cpn, 8/22/24 ... 6,283 6,186
6432607.SQ.FTS.B, Zero Cpn, 8/22/24 ... 26,690 25,256
6435408.SQ.FTS.B, Zero Cpn, 8/23/24 ... 10,419 9,926
6435568.SQ.FTS.B, Zero Cpn, 8/23/24 ... 285 218
6436173.SQ.FTS.B, Zero Cpn, 8/23/24 ... 3,276 3,141
6436397.SQ.FTS.B, Zero Cpn, 8/23/24 ... 1,804 1,484
6436495.SQ.FTS.B, Zero Cpn, 8/23/24 ... 28,850 11,938
6438782.SQ.FTS.B, Zero Cpn, 8/23/24 ... 1,850 1,632
6439279.SQ.FTS.B, Zero Cpn, 8/23/24 ... 1,327 1,178
6439293.SQ.FTS.B, Zero Cpn, 8/23/24 ... 7,365 7,060
6439475.SQ.FTS.B, Zero Cpn, 8/23/24 ... 2,043 1,868
6439961.SQ.FTS.B, Zero Cpn, 8/23/24 ... 2,352 1,802
6440058.SQ.FTS.B, Zero Cpn, 8/23/24 ... 1,029 1,009
6440069.SQ.FTS.B, Zero Cpn, 8/23/24 ... 3,525 3,322
6440133.SQ.FTS.B, Zero Cpn, 8/23/24 ... 3,066 2,984
6440404.SQ.FTS.B, Zero Cpn, 8/23/24 ... 1,121 1,085
6440495.SQ.FTS.B, Zero Cpn, 8/23/24 ... 525 509

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6440508.SQ.FTS.B, Zero Cpn, 8/23/24 ... $ 608 $ 484
6440963.SQ.FTS.B, Zero Cpn, 8/24/24 ... 769 743
6441111.SQ.FTS.B, Zero Cpn, 8/24/24 ... 858 790
6441255.SQ.FTS.B, Zero Cpn, 8/24/24 ... 1,042 1,020
6441614.SQ.FTS.B, Zero Cpn, 8/24/24 ... 15,417 11,787
6442344.SQ.FTS.B, Zero Cpn, 8/24/24 ... 3,530 2,040
6442428.SQ.FTS.B, Zero Cpn, 8/24/24 ... 5,966 5,380
6442783.SQ.FTS.B, Zero Cpn, 8/24/24 ... 44,723 42,680
6443696.SQ.FTS.B, Zero Cpn, 8/24/24 ... 403 355
6443707.SQ.FTS.B, Zero Cpn, 8/24/24 ... 35,282 17,216
6444072.SQ.FTS.B, Zero Cpn, 8/24/24 ... 2,742 2,701
6444161.SQ.FTS.B, Zero Cpn, 8/24/24 ... 895 871
6444180.SQ.FTS.B, Zero Cpn, 8/24/24 ... 3,078 2,894
6444404.SQ.FTS.B, Zero Cpn, 8/25/24 ... 2,244 2,059
6444427.SQ.FTS.B, Zero Cpn, 8/25/24 ... 1,311 1,077
6444455.SQ.FTS.B, Zero Cpn, 8/25/24 ... 1,434 1,279
6444474.SQ.FTS.B, Zero Cpn, 8/25/24 ... 14,525 13,607
6445162.SQ.FTS.B, Zero Cpn, 8/26/24 ... 7,749 3,687
6445431.SQ.FTS.B, Zero Cpn, 8/26/24 ... 785 774
6445475.SQ.FTS.B, Zero Cpn, 8/26/24 ... 1,383 864
6446268.SQ.FTS.B, Zero Cpn, 8/27/24 ... 1,578 1,502
6446898.SQ.FTS.B, Zero Cpn, 8/27/24 ... 1,109 1,071
6447179.SQ.FTS.B, Zero Cpn, 8/27/24 ... 1,388 1,000
6447474.SQ.FTS.B, Zero Cpn, 8/27/24 ... 2,705 2,210
6447640.SQ.FTS.B, Zero Cpn, 8/27/24 ... 2,396 1,532
6447919.SQ.FTS.B, Zero Cpn, 8/27/24 ... 305 285
6447940.SQ.FTS.B, Zero Cpn, 8/27/24 ... 1,502 1,461
6448059.SQ.FTS.B, Zero Cpn, 8/27/24 ... 5,149 2,381
6448205.SQ.FTS.B, Zero Cpn, 8/27/24 ... 9,529 5,364
6448382.SQ.FTS.B, Zero Cpn, 8/27/24 ... 6,532 2,471
6448554.SQ.FTS.B, Zero Cpn, 8/27/24 ... 3,484 739
6448627.SQ.FTS.B, Zero Cpn, 8/27/24 ... 590 571
6448675.SQ.FTS.B, Zero Cpn, 8/27/24 ... 9,110 8,941
6449218.SQ.FTS.B, Zero Cpn, 8/27/24 ... 2,131 1,644
6449422.SQ.FTS.B, Zero Cpn, 8/28/24 ... 1,170 864
6449480.SQ.FTS.B, Zero Cpn, 8/28/24 ... 21,904 20,312
6450293.SQ.FTS.B, Zero Cpn, 8/28/24 ... 681 660
6450376.SQ.FTS.B, Zero Cpn, 8/28/24 ... 7,314 7,103
6450774.SQ.FTS.B, Zero Cpn, 8/28/24 ... 662 647
6450862.SQ.FTS.B, Zero Cpn, 8/28/24 ... 3,024 2,921
6451120.SQ.FTS.B, Zero Cpn, 8/28/24 ... 967 950
6451161.SQ.FTS.B, Zero Cpn, 8/28/24 ... 14,825 14,552
6451773.SQ.FTS.B, Zero Cpn, 8/28/24 ... 8,258 7,964
6452425.SQ.FTS.B, Zero Cpn, 8/28/24 ... 951 914
6452451.SQ.FTS.B, Zero Cpn, 8/28/24 ... 3,082 2,863
6452582.SQ.FTS.B, Zero Cpn, 8/28/24 ... 1,270 1,249
6452758.SQ.FTS.B, Zero Cpn, 8/28/24 ... 3,569 3,472
6452841.SQ.FTS.B, Zero Cpn, 9/01/24 ... 29,059 28,591
6453876.SQ.FTS.B, Zero Cpn, 9/01/24 ... 5,252 5,114
6453977.SQ.FTS.B, Zero Cpn, 9/01/24 ... 1,856 1,796
6454295.SQ.FTS.B, Zero Cpn, 9/01/24 ... 3,137 3,082
6455408.SQ.FTS.B, Zero Cpn, 9/01/24 ... 3,943 3,682
6457374.SQ.FTS.B, Zero Cpn, 9/02/24 ... 3,792 2,625
6457946.SQ.FTS.B, Zero Cpn, 9/02/24 ... 22,284 19,692
6458653.SQ.FTS.B, Zero Cpn, 9/02/24 ... 12,326 11,768
6459072.SQ.FTS.B, Zero Cpn, 9/02/24 ... 612 608
6460018.SQ.FTS.B, Zero Cpn, 9/02/24 ... 2,400 1,211
6460528.SQ.FTS.B, Zero Cpn, 9/02/24 ... 1,252 1,228
Description
Principal
Amount Value
Block, Inc. (continued)
6460577.SQ.FTS.B, Zero Cpn, 9/02/24 ... $ 1,112 $ 980
6460606.SQ.FTS.B, Zero Cpn, 9/02/24 ... 2,289 2,187
6461915.SQ.FTS.B, Zero Cpn, 9/03/24 ... 10,308 10,108
6462554.SQ.FTS.B, Zero Cpn, 9/03/24 ... 16,050 13,013
6462726.SQ.FTS.B, Zero Cpn, 9/03/24 ... 4,092 3,983
6463454.SQ.FTS.B, Zero Cpn, 9/03/24 ... 998 766
6463654.SQ.FTS.B, Zero Cpn, 9/04/24 ... 5,293 4,948
6463733.SQ.FTS.B, Zero Cpn, 9/04/24 ... 1,255 722
6463758.SQ.FTS.B, Zero Cpn, 9/04/24 ... 2,037 1,941
6463889.SQ.FTS.B, Zero Cpn, 9/04/24 ... 16,331 6,005
6464011.SQ.FTS.B, Zero Cpn, 9/04/24 ... 540 496
6464023.SQ.FTS.B, Zero Cpn, 9/04/24 ... 2,743 2,224
6464362.SQ.FTS.B, Zero Cpn, 9/04/24 ... 4,169 1,500
6464433.SQ.FTS.B, Zero Cpn, 9/04/24 ... 16,717 14,638
6464784.SQ.FTS.B, Zero Cpn, 9/05/24 ... 7,126 5,009
6464915.SQ.FTS.B, Zero Cpn, 9/05/24 ... 5,726 5,622
6465209.SQ.FTS.B, Zero Cpn, 9/05/24 ... 1,175 1,160
6466816.SQ.FTS.B, Zero Cpn, 9/06/24 ... 783 770
6466888.SQ.FTS.B, Zero Cpn, 9/06/24 ... 1,961 1,657
6466953.SQ.FTS.B, Zero Cpn, 9/06/24 ... 6,153 5,959
6467210.SQ.FTS.B, Zero Cpn, 9/06/24 ... 854 826
6467340.SQ.FTS.B, Zero Cpn, 9/06/24 ... 4,278 3,953
6467579.SQ.FTS.B, Zero Cpn, 9/06/24 ... 1,617 1,448
6467627.SQ.FTS.B, Zero Cpn, 9/06/24 ... 15,388 14,698
6467915.SQ.FTS.B, Zero Cpn, 9/06/24 ... 2,469 2,355
6467957.SQ.FTS.B, Zero Cpn, 9/06/24 ... 5,385 4,897
6468063.SQ.FTS.B, Zero Cpn, 9/06/24 ... 1,643 1,323
6468495.SQ.FTS.B, Zero Cpn, 9/06/24 ... 1,330 1,173
6468533.SQ.FTS.B, Zero Cpn, 9/06/24 ... 3,026 2,560
6468636.SQ.FTS.B, Zero Cpn, 9/06/24 ... 10,598 3,016
6468778.SQ.FTS.B, Zero Cpn, 9/06/24 ... 1,862 1,726
6469183.SQ.FTS.B, Zero Cpn, 9/07/24 ... 2,895 2,808
6469492.SQ.FTS.B, Zero Cpn, 9/07/24 ... 5,472 4,258
6469888.SQ.FTS.B, Zero Cpn, 9/07/24 ... 4,066 3,117
6470083.SQ.FTS.B, Zero Cpn, 9/07/24 ... 2,103 1,853
6470553.SQ.FTS.B, Zero Cpn, 9/07/24 ... 3,121 2,973
6470745.SQ.FTS.B, Zero Cpn, 9/07/24 ... 1,769 1,684
6470844.SQ.FTS.B, Zero Cpn, 9/07/24 ... 8,573 6,479
6471840.SQ.FTS.B, Zero Cpn, 9/07/24 ... 2,117 1,996
6472637.SQ.FTS.B, Zero Cpn, 9/08/24 ... 5,032 4,633
6472795.SQ.FTS.B, Zero Cpn, 9/08/24 ... 8,444 4,602
6472869.SQ.FTS.B, Zero Cpn, 9/08/24 ... 515 508
6472874.SQ.FTS.B, Zero Cpn, 9/08/24 ... 6,762 5,249
6473176.SQ.FTS.B, Zero Cpn, 9/08/24 ... 3,267 3,115
6473393.SQ.FTS.B, Zero Cpn, 9/08/24 ... 1,259 1,213
6473478.SQ.FTS.B, Zero Cpn, 9/08/24 ... 610 591
6473565.SQ.FTS.B, Zero Cpn, 9/08/24 ... 428 415
6473791.SQ.FTS.B, Zero Cpn, 9/08/24 ... 116 113
6473813.SQ.FTS.B, Zero Cpn, 9/08/24 ... 19,760 16,135
6475823.SQ.FTS.B, Zero Cpn, 9/08/24 ... 1,753 1,726
6477767.SQ.FTS.B, Zero Cpn, 9/09/24 ... 2,974 2,916
6477840.SQ.FTS.B, Zero Cpn, 9/09/24 ... 3,007 1,973
6478752.SQ.FTS.B, Zero Cpn, 9/09/24 ... 3,035 1,345
6478924.SQ.FTS.B, Zero Cpn, 9/09/24 ... 1,607 1,582
6479093.SQ.FTS.B, Zero Cpn, 9/09/24 ... 1,972 1,326
6479204.SQ.FTS.B, Zero Cpn, 9/09/24 ... 2,096 2,034
6479532.SQ.FTS.B, Zero Cpn, 9/09/24 ... 2,517 2,472
6479709.SQ.FTS.B, Zero Cpn, 9/09/24 ... 1,715 1,686

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6479758.SQ.FTS.B, Zero Cpn, 9/09/24 ... $ 2,759 $ 2,611
6479843.SQ.FTS.B, Zero Cpn, 9/09/24 ... 14,798 3,971
6480583.SQ.FTS.B, Zero Cpn, 9/09/24 ... 525 515
6481451.SQ.FTS.B, Zero Cpn, 9/10/24 ... 8,520 8,352
6482433.SQ.FTS.B, Zero Cpn, 9/10/24 ... 4,749 4,620
6482688.SQ.FTS.B, Zero Cpn, 9/10/24 ... 987 961
6482763.SQ.FTS.B, Zero Cpn, 9/10/24 ... 3,505 3,110
6482925.SQ.FTS.B, Zero Cpn, 9/10/24 ... 4,629 4,352
6483172.SQ.FTS.B, Zero Cpn, 9/10/24 ... 5,243 4,581
6483301.SQ.FTS.B, Zero Cpn, 9/10/24 ... 1,934 1,167
6483587.SQ.FTS.B, Zero Cpn, 9/10/24 ... 11,277 9,314
6483765.SQ.FTS.B, Zero Cpn, 9/10/24 ... 1,591 1,528
6483803.SQ.FTS.B, Zero Cpn, 9/10/24 ... 1,414 1,366
6483827.SQ.FTS.B, Zero Cpn, 9/10/24 ... 1,005 972
6483849.SQ.FTS.B, Zero Cpn, 9/10/24 ... 10,881 9,755
6484119.SQ.FTS.B, Zero Cpn, 9/10/24 ... 5,008 4,920
6484438.SQ.FTS.B, Zero Cpn, 9/10/24 ... 1,150 1,076
6484471.SQ.FTS.B, Zero Cpn, 9/10/24 ... 3,948 3,805
6484618.SQ.FTS.B, Zero Cpn, 9/10/24 ... 5,141 4,627
6484730.SQ.FTS.B, Zero Cpn, 9/10/24 ... 20,862 19,483
6485016.SQ.FTS.B, Zero Cpn, 9/11/24 ... 17,576 5,312
6485138.SQ.FTS.B, Zero Cpn, 9/11/24 ... 2,670 2,501
6485200.SQ.FTS.B, Zero Cpn, 9/11/24 ... 6,526 2,427
6485262.SQ.FTS.B, Zero Cpn, 9/11/24 ... 1,496 1,464
6485387.SQ.FTS.B, Zero Cpn, 9/11/24 ... 194 176
6485393.SQ.FTS.B, Zero Cpn, 9/11/24 ... 3,620 3,533
6485565.SQ.FTS.B, Zero Cpn, 9/11/24 ... 16,325 14,651
6485862.SQ.FTS.B, Zero Cpn, 9/12/24 ... 13,536 11,775
6486219.SQ.FTS.B, Zero Cpn, 9/12/24 ... 908 744
6486247.SQ.FTS.B, Zero Cpn, 9/12/24 ... 2,732 2,629
6486317.SQ.FTS.B, Zero Cpn, 9/12/24 ... 1,024 799
6486337.SQ.FTS.B, Zero Cpn, 9/12/24 ... 2,089 1,131
6486381.SQ.FTS.B, Zero Cpn, 9/12/24 ... 1,475 1,266
6486939.SQ.FTS.B, Zero Cpn, 9/13/24 ... 566 375
6486969.SQ.FTS.B, Zero Cpn, 9/13/24 ... 580 567
6487077.SQ.FTS.B, Zero Cpn, 9/13/24 ... 894 810
6487145.SQ.FTS.B, Zero Cpn, 9/13/24 ... 8,062 4,682
6487391.SQ.FTS.B, Zero Cpn, 9/13/24 ... 3,618 3,475
6487587.SQ.FTS.B, Zero Cpn, 9/13/24 ... 1,298 148
6487697.SQ.FTS.B, Zero Cpn, 9/13/24 ... 4,935 3,246
6487959.SQ.FTS.B, Zero Cpn, 9/13/24 ... 330 295
6487981.SQ.FTS.B, Zero Cpn, 9/13/24 ... 1,514 603
6488012.SQ.FTS.B, Zero Cpn, 9/13/24 ... 6,217 5,504
6488324.SQ.FTS.B, Zero Cpn, 9/13/24 ... 3,611 3,511
6488459.SQ.FTS.B, Zero Cpn, 9/13/24 ... 9,442 5,419
6488723.SQ.FTS.B, Zero Cpn, 9/13/24 ... 2,548 2,436
6488938.SQ.FTS.B, Zero Cpn, 9/13/24 ... 21,627 20,688
6489755.SQ.FTS.B, Zero Cpn, 9/13/24 ... 599 573
6489884.SQ.FTS.B, Zero Cpn, 9/13/24 ... 4,551 4,087
6490633.SQ.FTS.B, Zero Cpn, 9/14/24 ... 3,755 3,383
6491324.SQ.FTS.B, Zero Cpn, 9/14/24 ... 2,300 2,246
6491762.SQ.FTS.B, Zero Cpn, 9/14/24 ... 714 547
6491770.SQ.FTS.B, Zero Cpn, 9/14/24 ... 8,493 7,848
6492050.SQ.FTS.B, Zero Cpn, 9/14/24 ... 1,237 1,166
6492096.SQ.FTS.B, Zero Cpn, 9/14/24 ... 978 960
6492133.SQ.FTS.B, Zero Cpn, 9/14/24 ... 1,590 1,362
6492212.SQ.FTS.B, Zero Cpn, 9/14/24 ... 11,554 3,598
6492471.SQ.FTS.B, Zero Cpn, 9/14/24 ... 9,593 9,316
Description
Principal
Amount Value
Block, Inc. (continued)
6492780.SQ.FTS.B, Zero Cpn, 9/14/24 ... $ 17,855 $ 12,920
6493113.SQ.FTS.B, Zero Cpn, 9/14/24 ... 3,847 3,774
6493205.SQ.FTS.B, Zero Cpn, 9/14/24 ... 1,520 1,446
6493279.SQ.FTS.B, Zero Cpn, 9/14/24 ... 20,141 19,459
6493842.SQ.FTS.B, Zero Cpn, 9/15/24 ... 1,938 1,709
6493919.SQ.FTS.B, Zero Cpn, 9/15/24 ... 1,861 1,775
6494041.SQ.FTS.B, Zero Cpn, 9/15/24 ... 2,210 1,728
6494136.SQ.FTS.B, Zero Cpn, 9/15/24 ... 1,706 1,453
6494237.SQ.FTS.B, Zero Cpn, 9/15/24 ... 10,848 10,028
6494843.SQ.FTS.B, Zero Cpn, 9/15/24 ... 10,587 9,177
6495065.SQ.FTS.B, Zero Cpn, 9/15/24 ... 2,532 1,511
6495247.SQ.FTS.B, Zero Cpn, 9/15/24 ... 393 380
6495262.SQ.FTS.B, Zero Cpn, 9/15/24 ... 3,058 2,482
6495762.SQ.FTS.B, Zero Cpn, 9/15/24 ... 2,607 2,560
6495901.SQ.FTS.B, Zero Cpn, 9/15/24 ... 21,770 20,532
6496439.SQ.FTS.B, Zero Cpn, 9/15/24 ... 2,087 2,005
6496704.SQ.FTS.B, Zero Cpn, 9/15/24 ... 1,681 1,645
6496902.SQ.FTS.B, Zero Cpn, 9/15/24 ... 9,157 5,599
6497094.SQ.FTS.B, Zero Cpn, 9/15/24 ... 2,866 1,445
6497150.SQ.FTS.B, Zero Cpn, 9/15/24 ... 8,307 8,222
6499048.SQ.FTS.B, Zero Cpn, 9/16/24 ... 10,064 8,519
6499196.SQ.FTS.B, Zero Cpn, 9/16/24 ... 4,994 4,783
6499389.SQ.FTS.B, Zero Cpn, 9/16/24 ... 6,955 3,501
6499971.SQ.FTS.B, Zero Cpn, 9/16/24 ... 686 675
6499996.SQ.FTS.B, Zero Cpn, 9/16/24 ... 1,029 1,010
6500866.SQ.FTS.B, Zero Cpn, 9/16/24 ... 5,233 3,216
6501171.SQ.FTS.B, Zero Cpn, 9/16/24 ... 3,773 3,707
6501401.SQ.FTS.B, Zero Cpn, 9/16/24 ... 10,708 10,455
6502338.SQ.FTS.B, Zero Cpn, 9/16/24 ... 12,581 12,008
6502829.SQ.FTS.B, Zero Cpn, 9/17/24 ... 338 223
6502939.SQ.FTS.B, Zero Cpn, 9/17/24 ... 3,479 3,343
6503847.SQ.FTS.B, Zero Cpn, 9/17/24 ... 13,314 9,388
6504092.SQ.FTS.B, Zero Cpn, 9/17/24 ... 6,871 6,588
6504715.SQ.FTS.B, Zero Cpn, 9/17/24 ... 4,634 4,312
6505264.SQ.FTS.B, Zero Cpn, 9/17/24 ... 1,638 674
6505368.SQ.FTS.B, Zero Cpn, 9/17/24 ... 2,157 1,947
6505487.SQ.FTS.B, Zero Cpn, 9/17/24 ... 4,448 4,409
6505683.SQ.FTS.B, Zero Cpn, 9/18/24 ... 3,826 3,393
6505793.SQ.FTS.B, Zero Cpn, 9/18/24 ... 2,242 1,038
6505823.SQ.FTS.B, Zero Cpn, 9/18/24 ... 4,981 4,453
6506022.SQ.FTS.B, Zero Cpn, 9/18/24 ... 830 797
6506138.SQ.FTS.B, Zero Cpn, 9/18/24 ... 6,096 5,306
6506338.SQ.FTS.B, Zero Cpn, 9/18/24 ... 1,127 1,121
6506509.SQ.FTS.B, Zero Cpn, 9/19/24 ... 551 363
6506517.SQ.FTS.B, Zero Cpn, 9/19/24 ... 1,910 1,866
6506690.SQ.FTS.B, Zero Cpn, 9/19/24 ... 7,529 6,355
6506887.SQ.FTS.B, Zero Cpn, 9/19/24 ... 4,366 4,182
6507647.SQ.FTS.B, Zero Cpn, 9/20/24 ... 2,200 2,164
6507835.SQ.FTS.B, Zero Cpn, 9/20/24 ... 928 444
6508048.SQ.FTS.B, Zero Cpn, 9/20/24 ... 3,210 3,140
6508171.SQ.FTS.B, Zero Cpn, 9/20/24 ... 13,681 11,069
6508452.SQ.FTS.B, Zero Cpn, 9/20/24 ... 354 330
6508942.SQ.FTS.B, Zero Cpn, 9/20/24 ... 2,484 2,393
6509505.SQ.FTS.B, Zero Cpn, 9/20/24 ... 719 714
6509738.SQ.FTS.B, Zero Cpn, 9/20/24 ... 1,450 711
6509756.SQ.FTS.B, Zero Cpn, 9/20/24 ... 2,018 1,944
6509840.SQ.FTS.B, Zero Cpn, 9/20/24 ... 645 628
6510179.SQ.FTS.B, Zero Cpn, 9/20/24 ... 24,604 8,753

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6510608.SQ.FTS.B, Zero Cpn, 9/20/24 ... $ 3,426 $ 3,369
6510705.SQ.FTS.B, Zero Cpn, 9/20/24 ... 1,079 1,060
6510863.SQ.FTS.B, Zero Cpn, 9/21/24 ... 12,024 11,139
6511300.SQ.FTS.B, Zero Cpn, 9/21/24 ... 3,969 3,676
6511415.SQ.FTS.B, Zero Cpn, 9/21/24 ... 5,570 3,777
6511726.SQ.FTS.B, Zero Cpn, 9/21/24 ... 1,346 1,118
6512222.SQ.FTS.B, Zero Cpn, 9/21/24 ... 2,688 1,617
6512730.SQ.FTS.B, Zero Cpn, 9/21/24 ... 8,179 7,877
6512922.SQ.FTS.B, Zero Cpn, 9/21/24 ... 7,711 7,467
6513165.SQ.FTS.B, Zero Cpn, 9/21/24 ... 1,476 1,459
6513909.SQ.FTS.B, Zero Cpn, 9/21/24 ... 4,841 4,224
6513960.SQ.FTS.B, Zero Cpn, 9/21/24 ... 2,639 2,586
6514021.SQ.FTS.B, Zero Cpn, 9/21/24 ... 7,792 4,153
6514121.SQ.FTS.B, Zero Cpn, 9/22/24 ... 439 416
6514208.SQ.FTS.B, Zero Cpn, 9/22/24 ... 5,611 5,249
6514372.SQ.FTS.B, Zero Cpn, 9/22/24 ... 2,621 2,018
6514892.SQ.FTS.B, Zero Cpn, 9/22/24 ... 1,721 1,691
6514949.SQ.FTS.B, Zero Cpn, 9/22/24 ... 6,188 4,685
6515238.SQ.FTS.B, Zero Cpn, 9/22/24 ... 774 545
6515558.SQ.FTS.B, Zero Cpn, 9/22/24 ... 12,649 11,945
6516032.SQ.FTS.B, Zero Cpn, 9/22/24 ... 25,776 24,598
6516690.SQ.FTS.B, Zero Cpn, 9/22/24 ... 134 132
6516725.SQ.FTS.B, Zero Cpn, 9/22/24 ... 3,769 3,465
6516868.SQ.FTS.B, Zero Cpn, 9/22/24 ... 3,820 3,616
6516901.SQ.FTS.B, Zero Cpn, 9/22/24 ... 2,187 1,964
6516931.SQ.FTS.B, Zero Cpn, 9/22/24 ... 3,194 3,054
6516997.SQ.FTS.B, Zero Cpn, 9/22/24 ... 902 838
6517017.SQ.FTS.B, Zero Cpn, 9/22/24 ... 1,222 1,202
6518769.SQ.FTS.B, Zero Cpn, 9/23/24 ... 3,743 3,459
6518875.SQ.FTS.B, Zero Cpn, 9/23/24 ... 7,011 6,470
6519045.SQ.FTS.B, Zero Cpn, 9/23/24 ... 572 346
6519064.SQ.FTS.B, Zero Cpn, 9/23/24 ... 2,453 2,376
6519155.SQ.FTS.B, Zero Cpn, 9/23/24 ... 2,617 2,543
6519286.SQ.FTS.B, Zero Cpn, 9/23/24 ... 1,366 497
6519301.SQ.FTS.B, Zero Cpn, 9/23/24 ... 3,796 3,630
6519513.SQ.FTS.B, Zero Cpn, 9/23/24 ... 3,532 2,602
6519830.SQ.FTS.B, Zero Cpn, 9/23/24 ... 932 901
6520131.SQ.FTS.B, Zero Cpn, 9/23/24 ... 11,649 6,408
6520367.SQ.FTS.B, Zero Cpn, 9/23/24 ... 3,652 3,525
6520448.SQ.FTS.B, Zero Cpn, 9/23/24 ... 2,872 2,819
6520875.SQ.FTS.B, Zero Cpn, 9/23/24 ... 2,140 1,925
6521195.SQ.FTS.B, Zero Cpn, 9/23/24 ... 1,031 978
6521243.SQ.FTS.B, Zero Cpn, 9/23/24 ... 3,884 2,818
6521314.SQ.FTS.B, Zero Cpn, 9/23/24 ... 3,298 3,243
6521453.SQ.FTS.B, Zero Cpn, 9/23/24 ... 10,482 9,459
6522466.SQ.FTS.B, Zero Cpn, 9/23/24 ... 2,868 2,263
6522541.SQ.FTS.B, Zero Cpn, 9/24/24 ... 692 672
6522670.SQ.FTS.B, Zero Cpn, 9/24/24 ... 8,249 7,304
6523018.SQ.FTS.B, Zero Cpn, 9/24/24 ... 7,915 7,742
6523872.SQ.FTS.B, Zero Cpn, 9/24/24 ... 629 559
6523985.SQ.FTS.B, Zero Cpn, 9/24/24 ... 332 325
6524095.SQ.FTS.B, Zero Cpn, 9/24/24 ... 12,420 11,007
6524312.SQ.FTS.B, Zero Cpn, 9/24/24 ... 1,012 989
6524998.SQ.FTS.B, Zero Cpn, 9/24/24 ... 925 791
6525021.SQ.FTS.B, Zero Cpn, 9/24/24 ... 7,055 3,192
6525114.SQ.FTS.B, Zero Cpn, 9/24/24 ... 1,142 1,125
6525132.SQ.FTS.B, Zero Cpn, 9/24/24 ... 661 536
6525155.SQ.FTS.B, Zero Cpn, 9/24/24 ... 4,734 4,542
Description
Principal
Amount Value
Block, Inc. (continued)
6525421.SQ.FTS.B, Zero Cpn, 9/24/24 ... $ 271 $ 232
6525621.SQ.FTS.B, Zero Cpn, 9/25/24 ... 1,029 948
6525663.SQ.FTS.B, Zero Cpn, 9/25/24 ... 1,322 1,263
6525772.SQ.FTS.B, Zero Cpn, 9/25/24 ... 3,483 3,094
6525874.SQ.FTS.B, Zero Cpn, 9/25/24 ... 7,607 7,122
6526020.SQ.FTS.B, Zero Cpn, 9/25/24 ... 2,567 2,303
6526070.SQ.FTS.B, Zero Cpn, 9/25/24 ... 4,638 3,928
6526180.SQ.FTS.B, Zero Cpn, 9/25/24 ... 968 854
6526192.SQ.FTS.B, Zero Cpn, 9/25/24 ... 408 269
6526477.SQ.FTS.B, Zero Cpn, 9/26/24 ... 385 372
6526493.SQ.FTS.B, Zero Cpn, 9/26/24 ... 1,269 882
6526542.SQ.FTS.B, Zero Cpn, 9/26/24 ... 12,972 8,457
6526727.SQ.FTS.B, Zero Cpn, 9/26/24 ... 260 238
6526731.SQ.FTS.B, Zero Cpn, 9/26/24 ... 765 739
6526856.SQ.FTS.B, Zero Cpn, 9/26/24 ... 2,164 1,236
6527010.SQ.FTS.B, Zero Cpn, 9/26/24 ... 1,031 654
6527022.SQ.FTS.B, Zero Cpn, 9/26/24 ... 2,246 2,094
6527252.SQ.FTS.B, Zero Cpn, 9/27/24 ... 1,127 1,075
6527322.SQ.FTS.B, Zero Cpn, 9/27/24 ... 642 625
6527420.SQ.FTS.B, Zero Cpn, 9/27/24 ... 4,390 4,258
6527951.SQ.FTS.B, Zero Cpn, 9/27/24 ... 3,155 3,125
6528195.SQ.FTS.B, Zero Cpn, 9/27/24 ... 4,088 3,970
6528654.SQ.FTS.B, Zero Cpn, 9/27/24 ... 1,896 1,844
6528685.SQ.FTS.B, Zero Cpn, 9/27/24 ... 8,048 7,712
6528883.SQ.FTS.B, Zero Cpn, 9/27/24 ... 3,615 3,180
6528987.SQ.FTS.B, Zero Cpn, 9/27/24 ... 667 653
6529012.SQ.FTS.B, Zero Cpn, 9/27/24 ... 4,259 4,079
6529157.SQ.FTS.B, Zero Cpn, 9/27/24 ... 1,847 1,797
6529197.SQ.FTS.B, Zero Cpn, 9/27/24 ... 1,479 1,430
6529240.SQ.FTS.B, Zero Cpn, 9/27/24 ... 4,319 4,173
6529369.SQ.FTS.B, Zero Cpn, 9/27/24 ... 17 17
6529506.SQ.FTS.B, Zero Cpn, 9/27/24 ... 1,143 856
6529515.SQ.FTS.B, Zero Cpn, 9/27/24 ... 7,430 5,749
6529613.SQ.FTS.B, Zero Cpn, 9/27/24 ... 7,829 7,589
6529930.SQ.FTS.B, Zero Cpn, 9/27/24 ... 229 222
6530827.SQ.FTS.B, Zero Cpn, 9/28/24 ... 21,345 20,738
6531669.SQ.FTS.B, Zero Cpn, 9/28/24 ... 347 319
6531847.SQ.FTS.B, Zero Cpn, 9/28/24 ... 3,485 3,407
6531978.SQ.FTS.B, Zero Cpn, 9/28/24 ... 2,879 2,761
6532434.SQ.FTS.B, Zero Cpn, 9/28/24 ... 10,339 8,870
6532694.SQ.FTS.B, Zero Cpn, 9/28/24 ... 4,369 3,173
6532858.SQ.FTS.B, Zero Cpn, 9/28/24 ... 1,101 1,087
6532955.SQ.FTS.B, Zero Cpn, 9/28/24 ... 3,982 3,937
6533237.SQ.FTS.B, Zero Cpn, 9/28/24 ... 4,042 3,656
6533589.SQ.FTS.B, Zero Cpn, 9/28/24 ... 475 428
6533643.SQ.FTS.B, Zero Cpn, 9/28/24 ... 2,712 2,638
6533807.SQ.FTS.B, Zero Cpn, 9/28/24 ... 891 766
6533974.SQ.FTS.B, Zero Cpn, 9/28/24 ... 370 354
6534157.SQ.FTS.B, Zero Cpn, 9/28/24 ... 3,592 2,977
6535332.SQ.FTS.B, Zero Cpn, 9/29/24 ... 2,055 1,129
6535641.SQ.FTS.B, Zero Cpn, 9/29/24 ... 1,387 1,318
6536231.SQ.FTS.B, Zero Cpn, 9/29/24 ... 2,126 2,095
6536590.SQ.FTS.B, Zero Cpn, 9/29/24 ... 3,099 2,995
6536665.SQ.FTS.B, Zero Cpn, 9/29/24 ... 391 162
6536733.SQ.FTS.B, Zero Cpn, 9/29/24 ... 2,459 2,450
6537306.SQ.FTS.B, Zero Cpn, 9/29/24 ... 1,645 1,587
6537336.SQ.FTS.B, Zero Cpn, 9/29/24 ... 1,340 1,312
6537417.SQ.FTS.B, Zero Cpn, 9/29/24 ... 2,057 1,955

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6537646.SQ.FTS.B, Zero Cpn, 9/29/24 ... $ 5,575 $ 5,377
6537783.SQ.FTS.B, Zero Cpn, 9/29/24 ... 4,969 4,523
6537839.SQ.FTS.B, Zero Cpn, 9/29/24 ... 7,900 6,988
6537901.SQ.FTS.B, Zero Cpn, 9/29/24 ... 4,367 4,220
6539808.SQ.FTS.B, Zero Cpn, 9/30/24 ... 7,938 7,733
6540169.SQ.FTS.B, Zero Cpn, 9/30/24 ... 349 241
6540251.SQ.FTS.B, Zero Cpn, 9/30/24 ... 2,709 2,644
6540528.SQ.FTS.B, Zero Cpn, 9/30/24 ... 7,924 6,506
6541091.SQ.FTS.B, Zero Cpn, 9/30/24 ... 3,734 3,126
6542030.SQ.FTS.B, Zero Cpn, 9/30/24 ... 11,228 10,809
6542573.SQ.FTS.B, Zero Cpn, 9/30/24 ... 31,635 30,372
6543152.SQ.FTS.B, Zero Cpn, 9/30/24 ... 1,008 429
6543240.SQ.FTS.B, Zero Cpn, 9/30/24 ... 23,968 22,440
6544544.SQ.FTS.B, Zero Cpn, 9/30/24 ... 1,429 1,409
6544848.SQ.FTS.B, Zero Cpn, 9/30/24 ... 2,100 2,019
6545018.SQ.FTS.B, Zero Cpn, 9/30/24 ... 5,259 5,063
6545807.SQ.FTS.B, Zero Cpn, 9/30/24 ... 4,550 3,607
6546231.SQ.FTS.B, Zero Cpn, 9/30/24 ... 1,169 1,084
6546312.SQ.FTS.B, Zero Cpn, 9/30/24 ... 9,870 9,342
6546599.SQ.FTS.B, Zero Cpn, 9/30/24 ... 743 692
6546666.SQ.FTS.B, Zero Cpn, 9/30/24 ... 2,149 2,091
6546916.SQ.FTS.B, Zero Cpn, 10/01/24 .. 3,397 2,870
6546981.SQ.FTS.B, Zero Cpn, 10/01/24 .. 2,478 2,313
6547132.SQ.FTS.B, Zero Cpn, 10/01/24 .. 4,925 4,836
6547288.SQ.FTS.B, Zero Cpn, 10/01/24 .. 4,136 3,994
6547379.SQ.FTS.B, Zero Cpn, 10/01/24 .. 3,100 2,958
6547450.SQ.FTS.B, Zero Cpn, 10/01/24 .. 2,333 1,847
6547481.SQ.FTS.B, Zero Cpn, 10/01/24 .. 2,761 2,686
6547586.SQ.FTS.B, Zero Cpn, 10/02/24 .. 495 441
6547604.SQ.FTS.B, Zero Cpn, 10/02/24 .. 9,660 9,559
6548112.SQ.FTS.B, Zero Cpn, 10/02/24 .. 3,994 3,454
6548202.SQ.FTS.B, Zero Cpn, 10/02/24 .. 764 756
6548463.SQ.FTS.B, Zero Cpn, 10/03/24 .. 2,667 2,528
6548568.SQ.FTS.B, Zero Cpn, 10/03/24 .. 4,996 4,881
6549336.SQ.FTS.B, Zero Cpn, 10/03/24 .. 5,410 5,287
6549544.SQ.FTS.B, Zero Cpn, 10/03/24 .. 1,278 1,168
6549597.SQ.FTS.B, Zero Cpn, 10/03/24 .. 676 661
6549643.SQ.FTS.B, Zero Cpn, 10/03/24 .. 466 434
6549985.SQ.FTS.B, Zero Cpn, 10/03/24 .. 445 326
6550072.SQ.FTS.B, Zero Cpn, 10/03/24 .. 4,325 4,159
6550263.SQ.FTS.B, Zero Cpn, 10/03/24 .. 3,172 3,042
6550356.SQ.FTS.B, Zero Cpn, 10/03/24 .. 2,683 2,593
6550403.SQ.FTS.B, Zero Cpn, 10/03/24 .. 4,460 3,728
6550689.SQ.FTS.B, Zero Cpn, 10/03/24 .. 9,505 4,281
6550814.SQ.FTS.B, Zero Cpn, 10/03/24 .. 4,948 3,733
6550914.SQ.FTS.B, Zero Cpn, 10/03/24 .. 3,756 3,672
6551208.SQ.FTS.B, Zero Cpn, 10/03/24 .. 8,955 8,752
6551421.SQ.FTS.B, Zero Cpn, 10/03/24 .. 9,874 5,964
6551528.SQ.FTS.B, Zero Cpn, 10/03/24 .. 4,945 4,737
6551701.SQ.FTS.B, Zero Cpn, 10/04/24 .. 1,937 1,431
6551813.SQ.FTS.B, Zero Cpn, 10/04/24 .. 2,607 2,512
6551948.SQ.FTS.B, Zero Cpn, 10/04/24 .. 1,497 1,460
6551997.SQ.FTS.B, Zero Cpn, 10/04/24 .. 1,001 995
6552128.SQ.FTS.B, Zero Cpn, 10/04/24 .. 531 518
6552142.SQ.FTS.B, Zero Cpn, 10/04/24 .. 4,758 4,646
6552432.SQ.FTS.B, Zero Cpn, 10/04/24 .. 789 184
6552468.SQ.FTS.B, Zero Cpn, 10/04/24 .. 921 906
6552648.SQ.FTS.B, Zero Cpn, 10/04/24 .. 4,625 4,015
Description
Principal
Amount Value
Block, Inc. (continued)
6552779.SQ.FTS.B, Zero Cpn, 10/04/24 .. $ 2,263 $ 1,145
6552823.SQ.FTS.B, Zero Cpn, 10/04/24 .. 2,841 2,558
6552931.SQ.FTS.B, Zero Cpn, 10/04/24 .. 1,799 1,767
6553212.SQ.FTS.B, Zero Cpn, 10/04/24 .. 4,958 4,573
6553291.SQ.FTS.B, Zero Cpn, 10/04/24 .. 1,215 1,209
6553682.SQ.FTS.B, Zero Cpn, 10/04/24 .. 861 842
6553822.SQ.FTS.B, Zero Cpn, 10/04/24 .. 205 203
6553971.SQ.FTS.B, Zero Cpn, 10/04/24 .. 1,189 1,172
6554013.SQ.FTS.B, Zero Cpn, 10/04/24 .. 5,840 5,400
6554172.SQ.FTS.B, Zero Cpn, 10/04/24 .. 709 600
6554182.SQ.FTS.B, Zero Cpn, 10/04/24 .. 3,361 1,756
6554237.SQ.FTS.B, Zero Cpn, 10/04/24 .. 8,445 7,927
6554530.SQ.FTS.B, Zero Cpn, 10/04/24 .. 7,783 7,470
6554904.SQ.FTS.B, Zero Cpn, 10/04/24 .. 8,257 7,594
6555069.SQ.FTS.B, Zero Cpn, 10/04/24 .. 17,596 17,180
6555384.SQ.FTS.B, Zero Cpn, 10/05/24 .. 724 618
6555404.SQ.FTS.B, Zero Cpn, 10/05/24 .. 4,843 4,739
6555512.SQ.FTS.B, Zero Cpn, 10/05/24 .. 2,852 2,662
6555631.SQ.FTS.B, Zero Cpn, 10/05/24 .. 5 5
6555651.SQ.FTS.B, Zero Cpn, 10/05/24 .. 3,922 3,662
6555961.SQ.FTS.B, Zero Cpn, 10/05/24 .. 1,654 1,624
6556061.SQ.FTS.B, Zero Cpn, 10/05/24 .. 488 471
6556197.SQ.FTS.B, Zero Cpn, 10/05/24 .. 80 79
6556234.SQ.FTS.B, Zero Cpn, 10/05/24 .. 5,471 5,103
6556350.SQ.FTS.B, Zero Cpn, 10/05/24 .. 2,061 2,007
6556561.SQ.FTS.B, Zero Cpn, 10/05/24 .. 30,984 28,618
6557456.SQ.FTS.B, Zero Cpn, 10/05/24 .. 7,129 6,379
6557661.SQ.FTS.B, Zero Cpn, 10/05/24 .. 5,239 4,818
6557802.SQ.FTS.B, Zero Cpn, 10/05/24 .. 1,181 1,135
6559548.SQ.FTS.B, Zero Cpn, 10/06/24 .. 1,053 694
6559837.SQ.FTS.B, Zero Cpn, 10/06/24 .. 1,918 1,785
6560096.SQ.FTS.B, Zero Cpn, 10/06/24 .. 47 44
6560556.SQ.FTS.B, Zero Cpn, 10/06/24 .. 971 756
6560566.SQ.FTS.B, Zero Cpn, 10/06/24 .. 4,360 4,192
6560718.SQ.FTS.B, Zero Cpn, 10/06/24 .. 2,032 1,959
6560794.SQ.FTS.B, Zero Cpn, 10/06/24 .. 7,909 7,786
6561367.SQ.FTS.B, Zero Cpn, 10/06/24 .. 6,412 5,627
6561534.SQ.FTS.B, Zero Cpn, 10/06/24 .. 2,153 2,024
6561666.SQ.FTS.B, Zero Cpn, 10/06/24 .. 354 300
6561685.SQ.FTS.B, Zero Cpn, 10/06/24 .. 814 784
6561851.SQ.FTS.B, Zero Cpn, 10/06/24 .. 146 144
6561905.SQ.FTS.B, Zero Cpn, 10/06/24 .. 849 836
6561946.SQ.FTS.B, Zero Cpn, 10/06/24 .. 7,147 6,433
6562144.SQ.FTS.B, Zero Cpn, 10/06/24 .. 1,736 1,668
6562223.SQ.FTS.B, Zero Cpn, 10/06/24 .. 1,174 1,149
6562377.SQ.FTS.B, Zero Cpn, 10/06/24 .. 7,663 6,045
6563045.SQ.FTS.B, Zero Cpn, 10/07/24 .. 8 8
6563707.SQ.FTS.B, Zero Cpn, 10/07/24 .. 2,833 2,756
6564281.SQ.FTS.B, Zero Cpn, 10/07/24 .. 5,163 4,112
6564446.SQ.FTS.B, Zero Cpn, 10/07/24 .. 4,049 3,915
6564615.SQ.FTS.B, Zero Cpn, 10/07/24 .. 38,744 34,811
6565305.SQ.FTS.B, Zero Cpn, 10/07/24 .. 8,047 7,868
6565581.SQ.FTS.B, Zero Cpn, 10/07/24 .. 4,581 4,304
6565683.SQ.FTS.B, Zero Cpn, 10/07/24 .. 56 55
6565688.SQ.FTS.B, Zero Cpn, 10/07/24 .. 4,851 3,447
6565784.SQ.FTS.B, Zero Cpn, 10/07/24 .. 2,816 2,769
6566055.SQ.FTS.B, Zero Cpn, 10/07/24 .. 3,313 3,264
6566173.SQ.FTS.B, Zero Cpn, 10/08/24 .. 1,769 1,692

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6566218.SQ.FTS.B, Zero Cpn, 10/08/24 .. $ 796 $ 615
6566230.SQ.FTS.B, Zero Cpn, 10/08/24 .. 1,165 899
6566270.SQ.FTS.B, Zero Cpn, 10/08/24 .. 1,213 1,090
6566309.SQ.FTS.B, Zero Cpn, 10/08/24 .. 872 861
6566330.SQ.FTS.B, Zero Cpn, 10/08/24 .. 3,041 2,687
6566401.SQ.FTS.B, Zero Cpn, 10/08/24 .. 1,300 1,221
6566431.SQ.FTS.B, Zero Cpn, 10/08/24 .. 5,092 4,979
6566576.SQ.FTS.B, Zero Cpn, 10/08/24 .. 13,362 9,437
6566797.SQ.FTS.B, Zero Cpn, 10/08/24 .. 420 408
6566804.SQ.FTS.B, Zero Cpn, 10/08/24 .. 1,216 1,081
6566829.SQ.FTS.B, Zero Cpn, 10/08/24 .. 2,963 2,908
6566878.SQ.FTS.B, Zero Cpn, 10/08/24 .. 1,712 1,160
6566900.SQ.FTS.B, Zero Cpn, 10/08/24 .. 1,402 1,370
6567114.SQ.FTS.B, Zero Cpn, 10/09/24 .. 1,756 782
6567237.SQ.FTS.B, Zero Cpn, 10/09/24 .. 18,447 15,313
6567416.SQ.FTS.B, Zero Cpn, 10/09/24 .. 3,966 3,811
6567620.SQ.FTS.B, Zero Cpn, 10/10/24 .. 2,068 2,000
6567779.SQ.FTS.B, Zero Cpn, 10/10/24 .. 5,256 4,095
6568019.SQ.FTS.B, Zero Cpn, 10/10/24 .. 602 591
6568362.SQ.FTS.B, Zero Cpn, 10/10/24 .. 2,175 2,081
6568423.SQ.FTS.B, Zero Cpn, 10/10/24 .. 7,218 6,935
6568686.SQ.FTS.B, Zero Cpn, 10/10/24 .. 11,592 8,055
6568971.SQ.FTS.B, Zero Cpn, 10/10/24 .. 255 253
6569241.SQ.FTS.B, Zero Cpn, 10/10/24 .. 430 425
6569303.SQ.FTS.B, Zero Cpn, 10/10/24 .. 156 150
6569324.SQ.FTS.B, Zero Cpn, 10/10/24 .. 9,780 9,690
6569746.SQ.FTS.B, Zero Cpn, 10/10/24 .. 21,451 17,563
6570147.SQ.FTS.B, Zero Cpn, 10/10/24 .. 1,203 1,170
6570553.SQ.FTS.B, Zero Cpn, 10/10/24 .. 6,394 4,059
6570601.SQ.FTS.B, Zero Cpn, 10/10/24 .. 357 306
6570707.SQ.FTS.B, Zero Cpn, 10/10/24 .. 2,647 2,547
6570734.SQ.FTS.B, Zero Cpn, 10/10/24 .. 1,603 1,162
6570746.SQ.FTS.B, Zero Cpn, 10/10/24 .. 11,552 10,241
6570919.SQ.FTS.B, Zero Cpn, 10/10/24 .. 1,798 1,771
6570986.SQ.FTS.B, Zero Cpn, 10/10/24 .. 4,898 4,817
6571313.SQ.FTS.B, Zero Cpn, 10/11/24 .. 2,191 1,908
6571387.SQ.FTS.B, Zero Cpn, 10/11/24 .. 540 535
6571419.SQ.FTS.B, Zero Cpn, 10/11/24 .. 1,088 1,066
6571593.SQ.FTS.B, Zero Cpn, 10/11/24 .. 12,853 10,017
6572066.SQ.FTS.B, Zero Cpn, 10/11/24 .. 3,250 3,159
6572155.SQ.FTS.B, Zero Cpn, 10/11/24 .. 16,072 12,564
6572722.SQ.FTS.B, Zero Cpn, 10/11/24 .. 4,119 3,847
6572904.SQ.FTS.B, Zero Cpn, 10/11/24 .. 5,339 4,668
6573078.SQ.FTS.B, Zero Cpn, 10/11/24 .. 12,090 11,757
6573424.SQ.FTS.B, Zero Cpn, 10/11/24 .. 6,313 5,709
6573531.SQ.FTS.B, Zero Cpn, 10/11/24 .. 3,850 3,650
6573708.SQ.FTS.B, Zero Cpn, 10/11/24 .. 2,468 1,856
6574042.SQ.FTS.B, Zero Cpn, 10/11/24 .. 1,429 1,344
6574116.SQ.FTS.B, Zero Cpn, 10/11/24 .. 1,449 581
6574130.SQ.FTS.B, Zero Cpn, 10/11/24 .. 1,044 969
6574151.SQ.FTS.B, Zero Cpn, 10/11/24 .. 1,341 803
6574171.SQ.FTS.B, Zero Cpn, 10/11/24 .. 2,400 2,335
6574227.SQ.FTS.B, Zero Cpn, 10/11/24 .. 18,573 17,865
6574672.SQ.FTS.B, Zero Cpn, 10/12/24 .. 4,142 4,020
6575291.SQ.FTS.B, Zero Cpn, 10/12/24 .. 27,315 26,756
6576916.SQ.FTS.B, Zero Cpn, 10/12/24 .. 12,296 8,697
6577258.SQ.FTS.B, Zero Cpn, 10/12/24 .. 6,742 6,611
6577450.SQ.FTS.B, Zero Cpn, 10/12/24 .. 2,593 2,530
Description
Principal
Amount Value
Block, Inc. (continued)
6577574.SQ.FTS.B, Zero Cpn, 10/12/24 .. $ 992 $ 984
6577708.SQ.FTS.B, Zero Cpn, 10/12/24 .. 3,627 3,487
6577778.SQ.FTS.B, Zero Cpn, 10/12/24 .. 7,340 6,429
6577886.SQ.FTS.B, Zero Cpn, 10/12/24 .. 2,036 1,996
6577941.SQ.FTS.B, Zero Cpn, 10/12/24 .. 359 313
6577950.SQ.FTS.B, Zero Cpn, 10/12/24 .. 3,498 3,438
6578011.SQ.FTS.B, Zero Cpn, 10/12/24 .. 1,235 1,090
6579828.SQ.FTS.B, Zero Cpn, 10/13/24 .. 4,461 4,337
6579993.SQ.FTS.B, Zero Cpn, 10/13/24 .. 2,521 2,285
6580156.SQ.FTS.B, Zero Cpn, 10/13/24 .. 3,708 3,441
6580517.SQ.FTS.B, Zero Cpn, 10/13/24 .. 2,101 2,052
6580594.SQ.FTS.B, Zero Cpn, 10/13/24 .. 3,722 3,172
6580695.SQ.FTS.B, Zero Cpn, 10/13/24 .. 10,533 10,317
6581129.SQ.FTS.B, Zero Cpn, 10/13/24 .. 2,687 2,590
6581222.SQ.FTS.B, Zero Cpn, 10/13/24 .. 596 498
6581234.SQ.FTS.B, Zero Cpn, 10/13/24 .. 565 524
6581382.SQ.FTS.B, Zero Cpn, 10/13/24 .. 2,023 1,965
6581595.SQ.FTS.B, Zero Cpn, 10/13/24 .. 8,848 8,625
6581927.SQ.FTS.B, Zero Cpn, 10/13/24 .. 4,987 4,811
6582053.SQ.FTS.B, Zero Cpn, 10/13/24 .. 18,406 17,758
6582526.SQ.FTS.B, Zero Cpn, 10/13/24 .. 3,185 1,137
6582560.SQ.FTS.B, Zero Cpn, 10/13/24 .. 3,055 2,624
6582618.SQ.FTS.B, Zero Cpn, 10/13/24 .. 2,787 2,711
6582691.SQ.FTS.B, Zero Cpn, 10/13/24 .. 33,106 31,782
6583567.SQ.FTS.B, Zero Cpn, 10/14/24 .. 8,935 8,783
6584142.SQ.FTS.B, Zero Cpn, 10/14/24 .. 497 347
6584221.SQ.FTS.B, Zero Cpn, 10/14/24 .. 3,606 3,503
6584354.SQ.FTS.B, Zero Cpn, 10/14/24 .. 12,758 10,067
6584584.SQ.FTS.B, Zero Cpn, 10/14/24 .. 1,786 1,570
6584701.SQ.FTS.B, Zero Cpn, 10/14/24 .. 8,508 8,296
6584979.SQ.FTS.B, Zero Cpn, 10/14/24 .. 11,053 10,727
6585418.SQ.FTS.B, Zero Cpn, 10/14/24 .. 8,389 7,868
6585683.SQ.FTS.B, Zero Cpn, 10/14/24 .. 3,896 3,749
6585824.SQ.FTS.B, Zero Cpn, 10/14/24 .. 1,832 1,649
6585859.SQ.FTS.B, Zero Cpn, 10/14/24 .. 1,734 1,694
6585989.SQ.FTS.B, Zero Cpn, 10/14/24 .. 48,601 45,751
6586640.SQ.FTS.B, Zero Cpn, 10/15/24 .. 1,155 1,043
6586659.SQ.FTS.B, Zero Cpn, 10/15/24 .. 1,248 1,216
6586702.SQ.FTS.B, Zero Cpn, 10/15/24 .. 11,049 7,518
6586838.SQ.FTS.B, Zero Cpn, 10/15/24 .. 1,980 1,948
6586889.SQ.FTS.B, Zero Cpn, 10/15/24 .. 559 550
6586899.SQ.FTS.B, Zero Cpn, 10/15/24 .. 2,901 2,422
6586950.SQ.FTS.B, Zero Cpn, 10/15/24 .. 8,836 8,004
6587060.SQ.FTS.B, Zero Cpn, 10/15/24 .. 5,362 5,241
6587169.SQ.FTS.B, Zero Cpn, 10/15/24 .. 6,563 5,653
6587248.SQ.FTS.B, Zero Cpn, 10/15/24 .. 761 483
6587293.SQ.FTS.B, Zero Cpn, 10/16/24 .. 4,625 4,436
6587383.SQ.FTS.B, Zero Cpn, 10/16/24 .. 549 447
6587407.SQ.FTS.B, Zero Cpn, 10/16/24 .. 2,750 2,567
6587513.SQ.FTS.B, Zero Cpn, 10/16/24 .. 2,999 2,675
6587639.SQ.FTS.B, Zero Cpn, 10/16/24 .. 3,986 3,955
6587857.SQ.FTS.B, Zero Cpn, 10/16/24 .. 533 521
6587871.SQ.FTS.B, Zero Cpn, 10/16/24 .. 1,597 1,507
6587905.SQ.FTS.B, Zero Cpn, 10/16/24 .. 1,133 1,123
6587941.SQ.FTS.B, Zero Cpn, 10/16/24 .. 1,513 1,379
6588219.SQ.FTS.B, Zero Cpn, 10/17/24 .. 405 397
6588338.SQ.FTS.B, Zero Cpn, 10/17/24 .. 5,148 4,891
6588601.SQ.FTS.B, Zero Cpn, 10/17/24 .. 8,496 8,177

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6588929.SQ.FTS.B, Zero Cpn, 10/17/24 .. $ 519 $ 504
6588941.SQ.FTS.B, Zero Cpn, 10/17/24 .. 10,209 9,758
6589334.SQ.FTS.B, Zero Cpn, 10/17/24 .. 9,114 8,920
6589674.SQ.FTS.B, Zero Cpn, 10/17/24 .. 13,294 12,923
6589887.SQ.FTS.B, Zero Cpn, 10/17/24 .. 28,241 20,832
6590308.SQ.FTS.B, Zero Cpn, 10/17/24 .. 215 208
6590318.SQ.FTS.B, Zero Cpn, 10/17/24 .. 1,873 1,858
6590389.SQ.FTS.B, Zero Cpn, 10/17/24 .. 1,436 1,404
6590435.SQ.FTS.B, Zero Cpn, 10/17/24 .. 146 144
6590442.SQ.FTS.B, Zero Cpn, 10/17/24 .. 10,462 5,961
6590561.SQ.FTS.B, Zero Cpn, 10/17/24 .. 2,980 2,916
6590879.SQ.FTS.B, Zero Cpn, 10/17/24 .. 18,791 18,281
6591293.SQ.FTS.B, Zero Cpn, 10/17/24 .. 3,441 2,040
6591580.SQ.FTS.B, Zero Cpn, 10/18/24 .. 4,480 4,377
6591780.SQ.FTS.B, Zero Cpn, 10/18/24 .. 5,812 5,609
6591946.SQ.FTS.B, Zero Cpn, 10/18/24 .. 14,769 12,524
6592268.SQ.FTS.B, Zero Cpn, 10/18/24 .. 536 436
6592595.SQ.FTS.B, Zero Cpn, 10/18/24 .. 4,768 4,618
6592821.SQ.FTS.B, Zero Cpn, 10/18/24 .. 21,988 15,754
6593307.SQ.FTS.B, Zero Cpn, 10/18/24 .. 10,747 10,465
6593557.SQ.FTS.B, Zero Cpn, 10/18/24 .. 38,037 37,305
6594291.SQ.FTS.B, Zero Cpn, 10/18/24 .. 6,540 4,605
6594369.SQ.FTS.B, Zero Cpn, 10/18/24 .. 1,161 1,116
6594394.SQ.FTS.B, Zero Cpn, 10/18/24 .. 12,410 7,890
6594512.SQ.FTS.B, Zero Cpn, 10/18/24 .. 9,703 9,441
6594650.SQ.FTS.B, Zero Cpn, 10/19/24 .. 812 803
6594726.SQ.FTS.B, Zero Cpn, 10/19/24 .. 2,518 2,493
6595699.SQ.FTS.B, Zero Cpn, 10/19/24 .. 6,466 6,222
6595866.SQ.FTS.B, Zero Cpn, 10/19/24 .. 2,572 2,338
6596021.SQ.FTS.B, Zero Cpn, 10/19/24 .. 990 974
6596053.SQ.FTS.B, Zero Cpn, 10/19/24 .. 278 274
6596074.SQ.FTS.B, Zero Cpn, 10/19/24 .. 598 589
6596096.SQ.FTS.B, Zero Cpn, 10/19/24 .. 417 415
6596218.SQ.FTS.B, Zero Cpn, 10/19/24 .. 28,848 28,227
6596797.SQ.FTS.B, Zero Cpn, 10/19/24 .. 8,437 8,292
6596989.SQ.FTS.B, Zero Cpn, 10/19/24 .. 179 176
6596999.SQ.FTS.B, Zero Cpn, 10/19/24 .. 2,623 2,507
6598771.SQ.FTS.B, Zero Cpn, 10/20/24 .. 608 602
6598822.SQ.FTS.B, Zero Cpn, 10/20/24 .. 4,119 3,041
6598899.SQ.FTS.B, Zero Cpn, 10/20/24 .. 6,956 4,334
6599059.SQ.FTS.B, Zero Cpn, 10/20/24 .. 725 707
6599158.SQ.FTS.B, Zero Cpn, 10/20/24 .. 760 753
6599296.SQ.FTS.B, Zero Cpn, 10/20/24 .. 541 532
6599318.SQ.FTS.B, Zero Cpn, 10/20/24 .. 2,515 2,472
6599432.SQ.FTS.B, Zero Cpn, 10/20/24 .. 301 298
6599454.SQ.FTS.B, Zero Cpn, 10/20/24 .. 8,376 6,637
6600675.SQ.FTS.B, Zero Cpn, 10/20/24 .. 1,286 994
6600732.SQ.FTS.B, Zero Cpn, 10/20/24 .. 1,077 1,045
6600754.SQ.FTS.B, Zero Cpn, 10/20/24 .. 1,660 1,574
6600797.SQ.FTS.B, Zero Cpn, 10/20/24 .. 4,320 4,155
6601167.SQ.FTS.B, Zero Cpn, 10/20/24 .. 15,242 14,765
6601613.SQ.FTS.B, Zero Cpn, 10/20/24 .. 2,408 2,015
6601639.SQ.FTS.B, Zero Cpn, 10/20/24 .. 2,517 2,352
6601677.SQ.FTS.B, Zero Cpn, 10/20/24 .. 3,541 3,322
6601754.SQ.FTS.B, Zero Cpn, 10/21/24 .. 459 454
6601829.SQ.FTS.B, Zero Cpn, 10/21/24 .. 2,000 1,897
6601863.SQ.FTS.B, Zero Cpn, 10/21/24 .. 18,873 18,252
6602383.SQ.FTS.B, Zero Cpn, 10/21/24 .. 4,602 4,535
Description
Principal
Amount Value
Block, Inc. (continued)
6602728.SQ.FTS.B, Zero Cpn, 10/21/24 .. $ 557 $ 291
6602960.SQ.FTS.B, Zero Cpn, 10/21/24 .. 5,248 4,471
6603202.SQ.FTS.B, Zero Cpn, 10/21/24 .. 459 451
6603315.SQ.FTS.B, Zero Cpn, 10/21/24 .. 1,156 1,104
6603476.SQ.FTS.B, Zero Cpn, 10/21/24 .. 4,889 4,340
6603580.SQ.FTS.B, Zero Cpn, 10/21/24 .. 11,148 9,886
6603884.SQ.FTS.B, Zero Cpn, 10/21/24 .. 3,675 3,610
6603985.SQ.FTS.B, Zero Cpn, 10/21/24 .. 622 512
6604005.SQ.FTS.B, Zero Cpn, 10/21/24 .. 1,936 1,808
6604310.SQ.FTS.B, Zero Cpn, 10/21/24 .. 2,793 2,468
6604427.SQ.FTS.B, Zero Cpn, 10/22/24 .. 924 910
6604438.SQ.FTS.B, Zero Cpn, 10/22/24 .. 506 499
6604448.SQ.FTS.B, Zero Cpn, 10/22/24 .. 4,450 3,602
6604504.SQ.FTS.B, Zero Cpn, 10/22/24 .. 453 295
6604559.SQ.FTS.B, Zero Cpn, 10/22/24 .. 314 290
6604591.SQ.FTS.B, Zero Cpn, 10/22/24 .. 2,614 2,552
6604631.SQ.FTS.B, Zero Cpn, 10/22/24 .. 13,133 12,868
6604938.SQ.FTS.B, Zero Cpn, 10/23/24 .. 1,416 1,380
6605116.SQ.FTS.B, Zero Cpn, 10/23/24 .. 444 427
6605126.SQ.FTS.B, Zero Cpn, 10/23/24 .. 3,484 3,353
6605316.SQ.FTS.B, Zero Cpn, 10/23/24 .. 5,452 5,320
6605771.SQ.FTS.B, Zero Cpn, 10/24/24 .. 2,926 2,590
6605873.SQ.FTS.B, Zero Cpn, 10/24/24 .. 22,639 20,669
6606495.SQ.FTS.B, Zero Cpn, 10/24/24 .. 1,329 1,292
6606586.SQ.FTS.B, Zero Cpn, 10/24/24 .. 427 417
6606635.SQ.FTS.B, Zero Cpn, 10/24/24 .. 15,636 15,068
6607275.SQ.FTS.B, Zero Cpn, 10/24/24 .. 2,499 2,448
6607373.SQ.FTS.B, Zero Cpn, 10/24/24 .. 2,464 1,806
6607632.SQ.FTS.B, Zero Cpn, 10/24/24 .. 8,151 7,964
6607860.SQ.FTS.B, Zero Cpn, 10/24/24 .. 1,860 1,831
6607903.SQ.FTS.B, Zero Cpn, 10/24/24 .. 4,103 3,677
6607977.SQ.FTS.B, Zero Cpn, 10/24/24 .. 1,807 618
6608746.SQ.FTS.B, Zero Cpn, 10/25/24 .. 2,132 1,503
6608828.SQ.FTS.B, Zero Cpn, 10/25/24 .. 43,918 32,670
6609650.SQ.FTS.B, Zero Cpn, 10/25/24 .. 5,361 3,244
6609737.SQ.FTS.B, Zero Cpn, 10/25/24 .. 1,214 1,197
6609785.SQ.FTS.B, Zero Cpn, 10/25/24 .. 7,234 6,917
6609985.SQ.FTS.B, Zero Cpn, 10/25/24 .. 1,113 910
6609998.SQ.FTS.B, Zero Cpn, 10/25/24 .. 5,559 5,426
6610119.SQ.FTS.B, Zero Cpn, 10/25/24 .. 680 675
6610173.SQ.FTS.B, Zero Cpn, 10/25/24 .. 2,935 2,824
6610210.SQ.FTS.B, Zero Cpn, 10/25/24 .. 950 908
6610214.SQ.FTS.B, Zero Cpn, 10/25/24 .. 7,924 7,588
6610450.SQ.FTS.B, Zero Cpn, 10/25/24 .. 3,312 3,216
6610657.SQ.FTS.B, Zero Cpn, 10/25/24 .. 7,861 7,060
6610806.SQ.FTS.B, Zero Cpn, 10/25/24 .. 914 896
6610856.SQ.FTS.B, Zero Cpn, 10/25/24 .. 826 820
6610999.SQ.FTS.B, Zero Cpn, 10/25/24 .. 11,178 10,879
6611284.SQ.FTS.B, Zero Cpn, 10/25/24 .. 4,846 4,659
6611358.SQ.FTS.B, Zero Cpn, 10/25/24 .. 5,119 2,485
6611585.SQ.FTS.B, Zero Cpn, 10/25/24 .. 3,780 3,240
6611828.SQ.FTS.B, Zero Cpn, 10/26/24 .. 3,208 2,038
6611891.SQ.FTS.B, Zero Cpn, 10/26/24 .. 6,379 5,620
6612221.SQ.FTS.B, Zero Cpn, 10/26/24 .. 8,614 8,196
6612752.SQ.FTS.B, Zero Cpn, 10/26/24 .. 12,078 11,786
6613369.SQ.FTS.B, Zero Cpn, 10/26/24 .. 7,707 7,593
6613970.SQ.FTS.B, Zero Cpn, 10/26/24 .. 1,068 1,039
6614501.SQ.FTS.B, Zero Cpn, 10/26/24 .. 5,775 3,867

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6614660.SQ.FTS.B, Zero Cpn, 10/26/24 .. $ 9,386 $ 7,746
6614846.SQ.FTS.B, Zero Cpn, 10/26/24 .. 1,130 1,114
6614889.SQ.FTS.B, Zero Cpn, 10/26/24 .. 640 588
6614956.SQ.FTS.B, Zero Cpn, 10/26/24 .. 3,077 2,464
6616864.SQ.FTS.B, Zero Cpn, 10/27/24 .. 670 664
6617184.SQ.FTS.B, Zero Cpn, 10/27/24 .. 823 577
6617223.SQ.FTS.B, Zero Cpn, 10/27/24 .. 1,605 1,548
6617253.SQ.FTS.B, Zero Cpn, 10/27/24 .. 836 747
6617263.SQ.FTS.B, Zero Cpn, 10/27/24 .. 6,824 6,281
6618290.SQ.FTS.B, Zero Cpn, 10/27/24 .. 954 895
6618344.SQ.FTS.B, Zero Cpn, 10/27/24 .. 2,873 2,816
6618529.SQ.FTS.B, Zero Cpn, 10/27/24 .. 2,165 1,727
6618726.SQ.FTS.B, Zero Cpn, 10/27/24 .. 1,399 1,384
6618946.SQ.FTS.B, Zero Cpn, 10/27/24 .. 574 545
6619009.SQ.FTS.B, Zero Cpn, 10/27/24 .. 30,590 25,236
6619910.SQ.FTS.B, Zero Cpn, 10/27/24 .. 780 698
6619927.SQ.FTS.B, Zero Cpn, 10/27/24 .. 1,774 1,109
6620171.SQ.FTS.B, Zero Cpn, 10/27/24 .. 1,914 1,843
6620227.SQ.FTS.B, Zero Cpn, 10/27/24 .. 27,188 15,733
6620476.SQ.FTS.B, Zero Cpn, 10/28/24 .. 21,688 13,310
6620888.SQ.FTS.B, Zero Cpn, 10/28/24 .. 7,871 7,693
6621448.SQ.FTS.B, Zero Cpn, 10/28/24 .. 17,687 12,208
6621778.SQ.FTS.B, Zero Cpn, 10/28/24 .. 4,535 2,014
6621823.SQ.FTS.B, Zero Cpn, 10/28/24 .. 4,932 4,755
6622228.SQ.FTS.B, Zero Cpn, 10/28/24 .. 4,995 4,819
6622344.SQ.FTS.B, Zero Cpn, 10/28/24 .. 3,551 3,424
6622400.SQ.FTS.B, Zero Cpn, 10/28/24 .. 1,302 1,229
6622414.SQ.FTS.B, Zero Cpn, 10/28/24 .. 6,358 6,262
6622589.SQ.FTS.B, Zero Cpn, 10/28/24 .. 1,375 1,359
6622798.SQ.FTS.B, Zero Cpn, 10/28/24 .. 20,584 20,207
6623392.SQ.FTS.B, Zero Cpn, 10/28/24 .. 2,389 2,347
6624332.SQ.FTS.B, Zero Cpn, 10/29/24 .. 1,915 1,538
6624366.SQ.FTS.B, Zero Cpn, 10/29/24 .. 1,928 1,836
6624401.SQ.FTS.B, Zero Cpn, 10/29/24 .. 23,159 20,860
6624765.SQ.FTS.B, Zero Cpn, 10/29/24 .. 7,023 3,695
6624842.SQ.FTS.B, Zero Cpn, 10/29/24 .. 645 597
6624855.SQ.FTS.B, Zero Cpn, 10/29/24 .. 854 296
6624868.SQ.FTS.B, Zero Cpn, 10/30/24 .. 1,731 1,191
6624896.SQ.FTS.B, Zero Cpn, 10/30/24 .. 10,510 9,208
6625073.SQ.FTS.B, Zero Cpn, 10/30/24 .. 4,047 3,962
6625199.SQ.FTS.B, Zero Cpn, 10/30/24 .. 882 854
6625228.SQ.FTS.B, Zero Cpn, 10/30/24 .. 897 823
6625383.SQ.FTS.B, Zero Cpn, 10/30/24 .. 3,188 2,935
6625433.SQ.FTS.B, Zero Cpn, 10/30/24 .. 6,098 5,862
6625553.SQ.FTS.B, Zero Cpn, 10/30/24 .. 1,084 971
6625809.SQ.FTS.B, Zero Cpn, 11/01/24 .. 2,984 2,284
6625891.SQ.FTS.B, Zero Cpn, 11/01/24 .. 3,489 3,359
6626076.SQ.FTS.B, Zero Cpn, 11/01/24 .. 3,847 3,796
6626390.SQ.FTS.B, Zero Cpn, 11/01/24 .. 13,903 10,836
6627126.SQ.FTS.B, Zero Cpn, 11/01/24 .. 3,555 3,282
6627199.SQ.FTS.B, Zero Cpn, 11/01/24 .. 3,720 3,584
6627947.SQ.FTS.B, Zero Cpn, 11/01/24 .. 12,337 12,193
6628718.SQ.FTS.B, Zero Cpn, 11/01/24 .. 6,143 4,676
6628803.SQ.FTS.B, Zero Cpn, 11/01/24 .. 627 600
6628859.SQ.FTS.B, Zero Cpn, 11/01/24 .. 2,468 2,380
6629291.SQ.FTS.B, Zero Cpn, 11/01/24 .. 1,046 420
6629624.SQ.FTS.B, Zero Cpn, 11/02/24 .. 329 318
6629667.SQ.FTS.B, Zero Cpn, 11/02/24 .. 1,823 1,706
Description
Principal
Amount Value
Block, Inc. (continued)
6629762.SQ.FTS.B, Zero Cpn, 11/02/24 .. $ 314 $ 312
6629774.SQ.FTS.B, Zero Cpn, 11/02/24 .. 5,293 5,203
6629902.SQ.FTS.B, Zero Cpn, 11/02/24 .. 186 180
6629989.SQ.FTS.B, Zero Cpn, 11/02/24 .. 10,748 10,540
6630463.SQ.FTS.B, Zero Cpn, 11/02/24 .. 3,339 3,150
6630658.SQ.FTS.B, Zero Cpn, 11/02/24 .. 2,993 2,050
6630713.SQ.FTS.B, Zero Cpn, 11/02/24 .. 964 936
6630770.SQ.FTS.B, Zero Cpn, 11/02/24 .. 1,084 1,031
6630786.SQ.FTS.B, Zero Cpn, 11/02/24 .. 869 852
6630826.SQ.FTS.B, Zero Cpn, 11/02/24 .. 4,052 3,974
6631000.SQ.FTS.B, Zero Cpn, 11/02/24 .. 3,189 3,099
6631076.SQ.FTS.B, Zero Cpn, 11/02/24 .. 5,227 5,080
6631472.SQ.FTS.B, Zero Cpn, 11/02/24 .. 3,298 1,897
6631497.SQ.FTS.B, Zero Cpn, 11/02/24 .. 38,279 37,292
6632572.SQ.FTS.B, Zero Cpn, 11/02/24 .. 4,959 4,277
6632650.SQ.FTS.B, Zero Cpn, 11/02/24 .. 29,980 29,247
6633115.SQ.FTS.B, Zero Cpn, 11/03/24 .. 5,504 5,396
6633296.SQ.FTS.B, Zero Cpn, 11/03/24 .. 23,719 23,422
6634331.SQ.FTS.B, Zero Cpn, 11/03/24 .. 529 516
6634349.SQ.FTS.B, Zero Cpn, 11/03/24 .. 874 812
6634481.SQ.FTS.B, Zero Cpn, 11/03/24 .. 3,060 2,152
6634644.SQ.FTS.B, Zero Cpn, 11/03/24 .. 24,000 23,399
6635024.SQ.FTS.B, Zero Cpn, 11/03/24 .. 9,337 8,366
6635192.SQ.FTS.B, Zero Cpn, 11/03/24 .. 22,114 21,385
6635700.SQ.FTS.B, Zero Cpn, 11/03/24 .. 519 290
6635707.SQ.FTS.B, Zero Cpn, 11/03/24 .. 3,831 3,763
6635842.SQ.FTS.B, Zero Cpn, 11/03/24 .. 3,176 3,097
6635881.SQ.FTS.B, Zero Cpn, 11/03/24 .. 31,795 25,916
6637819.SQ.FTS.B, Zero Cpn, 11/04/24 .. 4,890 4,751
6637927.SQ.FTS.B, Zero Cpn, 11/04/24 .. 1,049 1,037
6638018.SQ.FTS.B, Zero Cpn, 11/04/24 .. 2,642 2,375
6638128.SQ.FTS.B, Zero Cpn, 11/04/24 .. 3,028 2,954
6638194.SQ.FTS.B, Zero Cpn, 11/04/24 .. 7,161 6,884
6638452.SQ.FTS.B, Zero Cpn, 11/04/24 .. 2,980 2,437
6638536.SQ.FTS.B, Zero Cpn, 11/04/24 .. 945 914
6638709.SQ.FTS.B, Zero Cpn, 11/04/24 .. 8,692 8,373
6638973.SQ.FTS.B, Zero Cpn, 11/04/24 .. 8,392 8,075
6639157.SQ.FTS.B, Zero Cpn, 11/04/24 .. 3,138 3,008
6639236.SQ.FTS.B, Zero Cpn, 11/04/24 .. 3,903 3,751
6639315.SQ.FTS.B, Zero Cpn, 11/04/24 .. 2,777 2,501
6639381.SQ.FTS.B, Zero Cpn, 11/04/24 .. 4,260 3,929
6639552.SQ.FTS.B, Zero Cpn, 11/04/24 .. 949 829
6639605.SQ.FTS.B, Zero Cpn, 11/04/24 .. 2,104 1,974
6639926.SQ.FTS.B, Zero Cpn, 11/04/24 .. 3,554 3,486
6640242.SQ.FTS.B, Zero Cpn, 11/04/24 .. 1,063 1,015
6640589.SQ.FTS.B, Zero Cpn, 11/04/24 .. 8,366 8,085
6640791.SQ.FTS.B, Zero Cpn, 11/04/24 .. 1,668 1,605
6640854.SQ.FTS.B, Zero Cpn, 11/04/24 .. 4,299 4,144
6640997.SQ.FTS.B, Zero Cpn, 11/04/24 .. 2,016 1,911
6641178.SQ.FTS.B, Zero Cpn, 11/04/24 .. 4,636 3,792
6641342.SQ.FTS.B, Zero Cpn, 11/05/24 .. 3,062 2,989
6641569.SQ.FTS.B, Zero Cpn, 11/05/24 .. 5,851 5,594
6641796.SQ.FTS.B, Zero Cpn, 11/05/24 .. 8,986 8,662
6642114.SQ.FTS.B, Zero Cpn, 11/05/24 .. 4,717 4,644
6642511.SQ.FTS.B, Zero Cpn, 11/05/24 .. 7,161 6,902
6642649.SQ.FTS.B, Zero Cpn, 11/05/24 .. 3,412 3,364
6642769.SQ.FTS.B, Zero Cpn, 11/05/24 .. 5,428 5,270
6643060.SQ.FTS.B, Zero Cpn, 11/05/24 .. 12,449 12,232

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6643477.SQ.FTS.B, Zero Cpn, 11/05/24 .. $ 661 $ 576
6643537.SQ.FTS.B, Zero Cpn, 11/05/24 .. 242 239
6643566.SQ.FTS.B, Zero Cpn, 11/05/24 .. 850 821
6643579.SQ.FTS.B, Zero Cpn, 11/05/24 .. 18,333 16,123
6643825.SQ.FTS.B, Zero Cpn, 11/05/24 .. 2,196 1,809
6643860.SQ.FTS.B, Zero Cpn, 11/05/24 .. 2,333 1,515
6643893.SQ.FTS.B, Zero Cpn, 11/05/24 .. 4,560 4,053
6643989.SQ.FTS.B, Zero Cpn, 11/05/24 .. 932 844
6644007.SQ.FTS.B, Zero Cpn, 11/05/24 .. 7,789 5,479
6644138.SQ.FTS.B, Zero Cpn, 11/05/24 .. 1,010 796
6644357.SQ.FTS.B, Zero Cpn, 11/05/24 .. 4,290 4,139
6644613.SQ.FTS.B, Zero Cpn, 11/06/24 .. 12,378 11,386
6644814.SQ.FTS.B, Zero Cpn, 11/06/24 .. 4,021 3,916
6644874.SQ.FTS.B, Zero Cpn, 11/06/24 .. 2,728 2,597
6644920.SQ.FTS.B, Zero Cpn, 11/06/24 .. 12,610 11,249
6645096.SQ.FTS.B, Zero Cpn, 11/06/24 .. 2,520 2,001
6645127.SQ.FTS.B, Zero Cpn, 11/06/24 .. 12,148 11,698
6645286.SQ.FTS.B, Zero Cpn, 11/07/24 .. 1,461 1,420
6645329.SQ.FTS.B, Zero Cpn, 11/07/24 .. 1,810 1,778
6645397.SQ.FTS.B, Zero Cpn, 11/07/24 .. 3,810 3,064
6645540.SQ.FTS.B, Zero Cpn, 11/07/24 .. 3,212 2,808
6645596.SQ.FTS.B, Zero Cpn, 11/07/24 .. 4,329 4,178
6645672.SQ.FTS.B, Zero Cpn, 11/07/24 .. 10,510 10,203
6646362.SQ.FTS.B, Zero Cpn, 11/08/24 .. 12,245 10,083
6646778.SQ.FTS.B, Zero Cpn, 11/08/24 .. 8,025 5,363
6647657.SQ.FTS.B, Zero Cpn, 11/08/24 .. 8,838 6,809
6647826.SQ.FTS.B, Zero Cpn, 11/08/24 .. 1,723 1,647
6647896.SQ.FTS.B, Zero Cpn, 11/08/24 .. 4,804 3,801
6648008.SQ.FTS.B, Zero Cpn, 11/08/24 .. 4,093 3,789
6648094.SQ.FTS.B, Zero Cpn, 11/08/24 .. 5,944 5,319
6648165.SQ.FTS.B, Zero Cpn, 11/08/24 .. 345 342
6648196.SQ.FTS.B, Zero Cpn, 11/08/24 .. 33,282 31,314
6648861.SQ.FTS.B, Zero Cpn, 11/08/24 .. 2,923 2,779
6649085.SQ.FTS.B, Zero Cpn, 11/08/24 .. 3,824 3,694
6649178.SQ.FTS.B, Zero Cpn, 11/08/24 .. 1,036 985
6649195.SQ.FTS.B, Zero Cpn, 11/08/24 .. 2,398 2,230
6649272.SQ.FTS.B, Zero Cpn, 11/08/24 .. 942 495
6649665.SQ.FTS.B, Zero Cpn, 11/09/24 .. 5,705 4,745
6649776.SQ.FTS.B, Zero Cpn, 11/09/24 .. 3,085 2,606
6650224.SQ.FTS.B, Zero Cpn, 11/09/24 .. 742 690
6650257.SQ.FTS.B, Zero Cpn, 11/09/24 .. 2,324 1,724
6650321.SQ.FTS.B, Zero Cpn, 11/09/24 .. 722 648
6650854.SQ.FTS.B, Zero Cpn, 11/09/24 .. 19,249 9,982
6651233.SQ.FTS.B, Zero Cpn, 11/09/24 .. 866 853
6651260.SQ.FTS.B, Zero Cpn, 11/09/24 .. 1,519 796
6651398.SQ.FTS.B, Zero Cpn, 11/09/24 .. 5,404 5,348
6651584.SQ.FTS.B, Zero Cpn, 11/09/24 .. 9,081 8,671
6652292.SQ.FTS.B, Zero Cpn, 11/09/24 .. 6,748 6,545
6652918.SQ.FTS.B, Zero Cpn, 11/10/24 .. 2,012 1,738
6652994.SQ.FTS.B, Zero Cpn, 11/10/24 .. 13,335 13,050
6653616.SQ.FTS.B, Zero Cpn, 11/10/24 .. 2,583 2,536
6653861.SQ.FTS.B, Zero Cpn, 11/10/24 .. 4,246 3,239
6653991.SQ.FTS.B, Zero Cpn, 11/10/24 .. 973 956
6654040.SQ.FTS.B, Zero Cpn, 11/10/24 .. 1,176 1,142
6654097.SQ.FTS.B, Zero Cpn, 11/10/24 .. 5,705 5,552
6654641.SQ.FTS.B, Zero Cpn, 11/10/24 .. 665 647
6654688.SQ.FTS.B, Zero Cpn, 11/10/24 .. 4,684 4,565
6654817.SQ.FTS.B, Zero Cpn, 11/10/24 .. 3,191 2,861
Description
Principal
Amount Value
Block, Inc. (continued)
6654878.SQ.FTS.B, Zero Cpn, 11/10/24 .. $ 2,692 $ 2,008
6654933.SQ.FTS.B, Zero Cpn, 11/10/24 .. 283 277
6654951.SQ.FTS.B, Zero Cpn, 11/10/24 .. 3,637 3,516
6655077.SQ.FTS.B, Zero Cpn, 11/10/24 .. 1,069 1,043
6655127.SQ.FTS.B, Zero Cpn, 11/10/24 .. 3,723 3,554
6655267.SQ.FTS.B, Zero Cpn, 11/10/24 .. 4,565 4,385
6655390.SQ.FTS.B, Zero Cpn, 11/10/24 .. 4,136 4,031
6655502.SQ.FTS.B, Zero Cpn, 11/10/24 .. 9,875 9,497
6655776.SQ.FTS.B, Zero Cpn, 11/10/24 .. 5,920 5,745
6655867.SQ.FTS.B, Zero Cpn, 11/10/24 .. 2,198 2,106
6655938.SQ.FTS.B, Zero Cpn, 11/10/24 .. 2,502 2,443
6657751.SQ.FTS.B, Zero Cpn, 11/11/24 .. 3,655 3,511
6657919.SQ.FTS.B, Zero Cpn, 11/11/24 .. 2,733 2,659
6658065.SQ.FTS.B, Zero Cpn, 11/11/24 .. 1,712 1,655
6658175.SQ.FTS.B, Zero Cpn, 11/11/24 .. 17,326 15,578
6658794.SQ.FTS.B, Zero Cpn, 11/11/24 .. 13,680 13,214
6659284.SQ.FTS.B, Zero Cpn, 11/11/24 .. 7,201 6,934
6659487.SQ.FTS.B, Zero Cpn, 11/11/24 .. 4,135 4,076
6659674.SQ.FTS.B, Zero Cpn, 11/11/24 .. 3,034 2,947
6659749.SQ.FTS.B, Zero Cpn, 11/11/24 .. 4,379 3,933
6659813.SQ.FTS.B, Zero Cpn, 11/11/24 .. 3,662 3,321
6659900.SQ.FTS.B, Zero Cpn, 11/11/24 .. 5,260 5,155
6660080.SQ.FTS.B, Zero Cpn, 11/11/24 .. 6,763 5,269
6660190.SQ.FTS.B, Zero Cpn, 11/11/24 .. 3,231 3,208
6660510.SQ.FTS.B, Zero Cpn, 11/11/24 .. 1,862 1,819
6660557.SQ.FTS.B, Zero Cpn, 11/11/24 .. 21,169 16,537
6660956.SQ.FTS.B, Zero Cpn, 11/11/24 .. 1,275 1,240
6660996.SQ.FTS.B, Zero Cpn, 11/11/24 .. 340 336
6661074.SQ.FTS.B, Zero Cpn, 11/11/24 .. 518 506
6661188.SQ.FTS.B, Zero Cpn, 11/11/24 .. 9,121 8,756
6661525.SQ.FTS.B, Zero Cpn, 11/11/24 .. 1,490 1,255
6661552.SQ.FTS.B, Zero Cpn, 11/11/24 .. 736 397
6661574.SQ.FTS.B, Zero Cpn, 11/12/24 .. 8,724 8,395
6661884.SQ.FTS.B, Zero Cpn, 11/12/24 .. 11,913 5,076
6662282.SQ.FTS.B, Zero Cpn, 11/12/24 .. 1,660 1,614
6662406.SQ.FTS.B, Zero Cpn, 11/12/24 .. 6,968 4,157
6662592.SQ.FTS.B, Zero Cpn, 11/12/24 .. 13,906 12,105
6662990.SQ.FTS.B, Zero Cpn, 11/12/24 .. 6,769 3,618
6663138.SQ.FTS.B, Zero Cpn, 11/12/24 .. 24,518 23,826
6664028.SQ.FTS.B, Zero Cpn, 11/12/24 .. 2,635 2,532
6664075.SQ.FTS.B, Zero Cpn, 11/12/24 .. 1,313 1,285
6664467.SQ.FTS.B, Zero Cpn, 11/12/24 .. 13,038 12,771
6664752.SQ.FTS.B, Zero Cpn, 11/13/24 .. 6,494 6,205
6664859.SQ.FTS.B, Zero Cpn, 11/13/24 .. 6,337 6,001
6664982.SQ.FTS.B, Zero Cpn, 11/13/24 .. 364 347
6665012.SQ.FTS.B, Zero Cpn, 11/13/24 .. 1,926 1,893
6665054.SQ.FTS.B, Zero Cpn, 11/13/24 .. 6,255 4,905
6665113.SQ.FTS.B, Zero Cpn, 11/13/24 .. 3,287 3,204
6665290.SQ.FTS.B, Zero Cpn, 11/13/24 .. 953 923
6665466.SQ.FTS.B, Zero Cpn, 11/13/24 .. 576 566
6665546.SQ.FTS.B, Zero Cpn, 11/14/24 .. 374 363
6665567.SQ.FTS.B, Zero Cpn, 11/14/24 .. 4,677 4,233
6665786.SQ.FTS.B, Zero Cpn, 11/14/24 .. 22,538 21,874
6666097.SQ.FTS.B, Zero Cpn, 11/14/24 .. 990 944
6666123.SQ.FTS.B, Zero Cpn, 11/14/24 .. 2,214 2,153
6666432.SQ.FTS.B, Zero Cpn, 11/15/24 .. 3,312 3,001
6666551.SQ.FTS.B, Zero Cpn, 11/15/24 .. 8,062 7,685
6666962.SQ.FTS.B, Zero Cpn, 11/15/24 .. 4,843 4,389

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6667102.SQ.FTS.B, Zero Cpn, 11/15/24 .. $ 1,119 $ 1,086
6667151.SQ.FTS.B, Zero Cpn, 11/15/24 .. 6,627 6,428
6667699.SQ.FTS.B, Zero Cpn, 11/15/24 .. 4,063 3,776
6667791.SQ.FTS.B, Zero Cpn, 11/15/24 .. 380 378
6667860.SQ.FTS.B, Zero Cpn, 11/15/24 .. 5,091 3,723
6667926.SQ.FTS.B, Zero Cpn, 11/15/24 .. 3,075 2,594
6668002.SQ.FTS.B, Zero Cpn, 11/15/24 .. 939 884
6668020.SQ.FTS.B, Zero Cpn, 11/15/24 .. 12,195 11,395
6668201.SQ.FTS.B, Zero Cpn, 11/15/24 .. 4,370 4,271
6668360.SQ.FTS.B, Zero Cpn, 11/15/24 .. 9,373 9,211
6668833.SQ.FTS.B, Zero Cpn, 11/15/24 .. 4,991 4,005
6668920.SQ.FTS.B, Zero Cpn, 11/15/24 .. 1,573 1,542
6668965.SQ.FTS.B, Zero Cpn, 11/15/24 .. 6,757 6,315
6669089.SQ.FTS.B, Zero Cpn, 11/15/24 .. 3,531 3,168
6669152.SQ.FTS.B, Zero Cpn, 11/15/24 .. 25,018 12,461
6669458.SQ.FTS.B, Zero Cpn, 11/15/24 .. 928 910
6669469.SQ.FTS.B, Zero Cpn, 11/15/24 .. 1,913 1,819
6671088.SQ.FTS.B, Zero Cpn, 11/16/24 .. 1,321 1,299
6671137.SQ.FTS.B, Zero Cpn, 11/16/24 .. 5,347 4,760
6671255.SQ.FTS.B, Zero Cpn, 11/16/24 .. 1,650 1,489
6671295.SQ.FTS.B, Zero Cpn, 11/16/24 .. 763 735
6671607.SQ.FTS.B, Zero Cpn, 11/16/24 .. 816 808
6671669.SQ.FTS.B, Zero Cpn, 11/16/24 .. 1,735 1,283
6671708.SQ.FTS.B, Zero Cpn, 11/16/24 .. 2,561 2,486
6671771.SQ.FTS.B, Zero Cpn, 11/16/24 .. 3,368 3,280
6671836.SQ.FTS.B, Zero Cpn, 11/16/24 .. 846 781
6671850.SQ.FTS.B, Zero Cpn, 11/16/24 .. 1,140 873
6671867.SQ.FTS.B, Zero Cpn, 11/16/24 .. 2,544 2,319
6672119.SQ.FTS.B, Zero Cpn, 11/16/24 .. 8,833 7,528
6672429.SQ.FTS.B, Zero Cpn, 11/16/24 .. 375 355
6672511.SQ.FTS.B, Zero Cpn, 11/16/24 .. 3,491 1,210
6672698.SQ.FTS.B, Zero Cpn, 11/16/24 .. 7,311 7,167
6672952.SQ.FTS.B, Zero Cpn, 11/16/24 .. 2,135 1,880
6673008.SQ.FTS.B, Zero Cpn, 11/16/24 .. 1,310 1,270
6673046.SQ.FTS.B, Zero Cpn, 11/16/24 .. 2,752 2,599
6673093.SQ.FTS.B, Zero Cpn, 11/16/24 .. 24,771 23,983
6673659.SQ.FTS.B, Zero Cpn, 11/17/24 .. 636 619
6673763.SQ.FTS.B, Zero Cpn, 11/17/24 .. 2,087 2,025
6673873.SQ.FTS.B, Zero Cpn, 11/17/24 .. 1,859 1,833
6673941.SQ.FTS.B, Zero Cpn, 11/17/24 .. 3,294 3,240
6674075.SQ.FTS.B, Zero Cpn, 11/17/24 .. 6,438 5,619
6674330.SQ.FTS.B, Zero Cpn, 11/17/24 .. 2,957 2,476
6674450.SQ.FTS.B, Zero Cpn, 11/17/24 .. 18,609 10,282
6674820.SQ.FTS.B, Zero Cpn, 11/17/24 .. 11,008 10,679
6675103.SQ.FTS.B, Zero Cpn, 11/17/24 .. 3,340 3,253
6675529.SQ.FTS.B, Zero Cpn, 11/17/24 .. 4,448 3,456
6675615.SQ.FTS.B, Zero Cpn, 11/17/24 .. 3,046 1,823
6675629.SQ.FTS.B, Zero Cpn, 11/17/24 .. 9,506 9,084
6675867.SQ.FTS.B, Zero Cpn, 11/17/24 .. 1,688 1,644
6675922.SQ.FTS.B, Zero Cpn, 11/17/24 .. 4,381 4,306
6676101.SQ.FTS.B, Zero Cpn, 11/17/24 .. 1,148 1,076
6676124.SQ.FTS.B, Zero Cpn, 11/17/24 .. 4,025 3,834
6676189.SQ.FTS.B, Zero Cpn, 11/17/24 .. 11,730 7,600
6676382.SQ.FTS.B, Zero Cpn, 11/17/24 .. 4,671 2,830
6676435.SQ.FTS.B, Zero Cpn, 11/17/24 .. 2,764 2,707
6676531.SQ.FTS.B, Zero Cpn, 11/17/24 .. 1,063 525
6676546.SQ.FTS.B, Zero Cpn, 11/17/24 .. 165 160
6676560.SQ.FTS.B, Zero Cpn, 11/17/24 .. 966 713
Description
Principal
Amount Value
Block, Inc. (continued)
6676580.SQ.FTS.B, Zero Cpn, 11/17/24 .. $ 242 $ 229
6676586.SQ.FTS.B, Zero Cpn, 11/17/24 .. 3,057 2,938
6676632.SQ.FTS.B, Zero Cpn, 11/17/24 .. 13,007 10,315
6678614.SQ.FTS.B, Zero Cpn, 11/18/24 .. 9,438 8,926
6678791.SQ.FTS.B, Zero Cpn, 11/18/24 .. 4,844 3,977
6679167.SQ.FTS.B, Zero Cpn, 11/18/24 .. 3,932 3,842
6679324.SQ.FTS.B, Zero Cpn, 11/18/24 .. 2,135 1,877
6679364.SQ.FTS.B, Zero Cpn, 11/18/24 .. 5,320 4,954
6680126.SQ.FTS.B, Zero Cpn, 11/18/24 .. 2,028 1,972
6680294.SQ.FTS.B, Zero Cpn, 11/18/24 .. 8,463 6,724
6680532.SQ.FTS.B, Zero Cpn, 11/18/24 .. 14,664 13,896
6680871.SQ.FTS.B, Zero Cpn, 11/18/24 .. 52,347 44,321
6681653.SQ.FTS.B, Zero Cpn, 11/18/24 .. 2,284 1,928
6681691.SQ.FTS.B, Zero Cpn, 11/19/24 .. 574 526
6681781.SQ.FTS.B, Zero Cpn, 11/19/24 .. 6,918 3,096
6681932.SQ.FTS.B, Zero Cpn, 11/19/24 .. 5,003 4,865
6682115.SQ.FTS.B, Zero Cpn, 11/19/24 .. 1,078 862
6682153.SQ.FTS.B, Zero Cpn, 11/19/24 .. 1,334 960
6682212.SQ.FTS.B, Zero Cpn, 11/19/24 .. 2,042 1,989
6682358.SQ.FTS.B, Zero Cpn, 11/19/24 .. 2,559 2,468
6682727.SQ.FTS.B, Zero Cpn, 11/19/24 .. 8,208 5,804
6682865.SQ.FTS.B, Zero Cpn, 11/19/24 .. 691 679
6682893.SQ.FTS.B, Zero Cpn, 11/19/24 .. 8,146 7,645
6683335.SQ.FTS.B, Zero Cpn, 11/19/24 .. 850 801
6683345.SQ.FTS.B, Zero Cpn, 11/19/24 .. 11,646 11,017
6683637.SQ.FTS.B, Zero Cpn, 11/19/24 .. 4,054 3,985
6683772.SQ.FTS.B, Zero Cpn, 11/19/24 .. 17,883 16,875
6683997.SQ.FTS.B, Zero Cpn, 11/19/24 .. 910 895
6684007.SQ.FTS.B, Zero Cpn, 11/19/24 .. 20,972 20,221
6684322.SQ.FTS.B, Zero Cpn, 11/19/24 .. 8,394 7,810
6684413.SQ.FTS.B, Zero Cpn, 11/19/24 .. 32,448 31,885
6685005.SQ.FTS.B, Zero Cpn, 11/20/24 .. 18,745 14,736
6685177.SQ.FTS.B, Zero Cpn, 11/20/24 .. 880 842
6685214.SQ.FTS.B, Zero Cpn, 11/20/24 .. 2,921 1,500
6685234.SQ.FTS.B, Zero Cpn, 11/20/24 .. 6,337 5,953
6685322.SQ.FTS.B, Zero Cpn, 11/20/24 .. 2,080 2,040
6685357.SQ.FTS.B, Zero Cpn, 11/20/24 .. 7,399 7,235
6685517.SQ.FTS.B, Zero Cpn, 11/20/24 .. 1,692 1,035
6685530.SQ.FTS.B, Zero Cpn, 11/20/24 .. 5,356 5,214
6685614.SQ.FTS.B, Zero Cpn, 11/20/24 .. 4,002 3,661
6685677.SQ.FTS.B, Zero Cpn, 11/21/24 .. 2,770 2,668
6685720.SQ.FTS.B, Zero Cpn, 11/21/24 .. 743 728
6685739.SQ.FTS.B, Zero Cpn, 11/21/24 .. 8,808 8,549
6685865.SQ.FTS.B, Zero Cpn, 11/21/24 .. 2,935 2,513
6686049.SQ.FTS.B, Zero Cpn, 11/21/24 .. 14,138 13,321
6686240.SQ.FTS.B, Zero Cpn, 11/21/24 .. 2,745 2,064
6686271.SQ.FTS.B, Zero Cpn, 11/21/24 .. 1,523 1,436
6686430.SQ.FTS.B, Zero Cpn, 11/22/24 .. 581 559
6686446.SQ.FTS.B, Zero Cpn, 11/22/24 .. 12,927 10,963
6686915.SQ.FTS.B, Zero Cpn, 11/22/24 .. 3,659 3,340
6687086.SQ.FTS.B, Zero Cpn, 11/22/24 .. 230 227
6687263.SQ.FTS.B, Zero Cpn, 11/22/24 .. 2,490 2,466
6687394.SQ.FTS.B, Zero Cpn, 11/22/24 .. 1,619 1,591
6687490.SQ.FTS.B, Zero Cpn, 11/22/24 .. 1,779 1,628
6687536.SQ.FTS.B, Zero Cpn, 11/22/24 .. 6,907 5,539
6687776.SQ.FTS.B, Zero Cpn, 11/22/24 .. 1,050 1,002
6687788.SQ.FTS.B, Zero Cpn, 11/22/24 .. 3,897 3,401
6687859.SQ.FTS.B, Zero Cpn, 11/22/24 .. 2,729 2,624

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6688070.SQ.FTS.B, Zero Cpn, 11/22/24 .. $ 1,665 $ 1,604
6688197.SQ.FTS.B, Zero Cpn, 11/22/24 .. 5,403 3,485
6688245.SQ.FTS.B, Zero Cpn, 11/22/24 .. 9,096 8,151
6688428.SQ.FTS.B, Zero Cpn, 11/22/24 .. 54,995 53,803
6689529.SQ.FTS.B, Zero Cpn, 11/22/24 .. 3,527 3,386
6689610.SQ.FTS.B, Zero Cpn, 11/22/24 .. 4,254 4,006
6689919.SQ.FTS.B, Zero Cpn, 11/23/24 .. 6,530 6,391
6690044.SQ.FTS.B, Zero Cpn, 11/23/24 .. 6,683 4,797
6690132.SQ.FTS.B, Zero Cpn, 11/23/24 .. 415 279
6690218.SQ.FTS.B, Zero Cpn, 11/23/24 .. 1,260 1,175
6690233.SQ.FTS.B, Zero Cpn, 11/23/24 .. 2,054 1,830
6690639.SQ.FTS.B, Zero Cpn, 11/23/24 .. 4,032 3,929
6690762.SQ.FTS.B, Zero Cpn, 11/23/24 .. 1,439 1,383
6690791.SQ.FTS.B, Zero Cpn, 11/23/24 .. 1,871 1,793
6690981.SQ.FTS.B, Zero Cpn, 11/23/24 .. 1,165 1,064
6691020.SQ.FTS.B, Zero Cpn, 11/23/24 .. 7,313 6,965
6691231.SQ.FTS.B, Zero Cpn, 11/23/24 .. 13,462 12,927
6691441.SQ.FTS.B, Zero Cpn, 11/23/24 .. 4,741 4,643
6691576.SQ.FTS.B, Zero Cpn, 11/23/24 .. 7,696 7,296
6691756.SQ.FTS.B, Zero Cpn, 11/23/24 .. 8,427 5,793
6691862.SQ.FTS.B, Zero Cpn, 11/23/24 .. 7,345 6,310
6692287.SQ.FTS.B, Zero Cpn, 11/23/24 .. 846 807
6692346.SQ.FTS.B, Zero Cpn, 11/23/24 .. 1,454 1,445
6692484.SQ.FTS.B, Zero Cpn, 11/23/24 .. 993 970
6692580.SQ.FTS.B, Zero Cpn, 11/23/24 .. 48,577 47,291
6693705.SQ.FTS.B, Zero Cpn, 11/24/24 .. 15,339 15,013
6694439.SQ.FTS.B, Zero Cpn, 11/24/24 .. 388 378
6694473.SQ.FTS.B, Zero Cpn, 11/24/24 .. 1,759 1,662
6694527.SQ.FTS.B, Zero Cpn, 11/24/24 .. 9,381 4,639
6694630.SQ.FTS.B, Zero Cpn, 11/24/24 .. 8,330 7,992
6694828.SQ.FTS.B, Zero Cpn, 11/24/24 .. 9,487 9,115
6695061.SQ.FTS.B, Zero Cpn, 11/24/24 .. 4,449 4,276
6695210.SQ.FTS.B, Zero Cpn, 11/24/24 .. 1,540 1,518
6695303.SQ.FTS.B, Zero Cpn, 11/24/24 .. 492 471
6695320.SQ.FTS.B, Zero Cpn, 11/24/24 .. 2,824 2,773
6695446.SQ.FTS.B, Zero Cpn, 11/24/24 .. 539 502
6695465.SQ.FTS.B, Zero Cpn, 11/24/24 .. 14,933 13,628
6695723.SQ.FTS.B, Zero Cpn, 11/24/24 .. 6,070 5,382
6695822.SQ.FTS.B, Zero Cpn, 11/24/24 .. 2,404 2,334
6695889.SQ.FTS.B, Zero Cpn, 11/24/24 .. 2,719 2,690
6695993.SQ.FTS.B, Zero Cpn, 11/24/24 .. 13,443 13,093
6696188.SQ.FTS.B, Zero Cpn, 11/24/24 .. 9,044 6,335
6696314.SQ.FTS.B, Zero Cpn, 11/24/24 .. 5,001 4,924
6699725.SQ.FTS.B, Zero Cpn, 11/25/24 .. 3,556 3,248
6699794.SQ.FTS.B, Zero Cpn, 11/25/24 .. 8,080 5,487
6699920.SQ.FTS.B, Zero Cpn, 11/25/24 .. 2,637 2,500
6699959.SQ.FTS.B, Zero Cpn, 11/25/24 .. 4,468 4,165
6700000.SQ.FTS.B, Zero Cpn, 11/25/24 .. 4,011 3,978
6700242.SQ.FTS.B, Zero Cpn, 11/25/24 .. 9,958 8,155
6700488.SQ.FTS.B, Zero Cpn, 11/25/24 .. 3,736 3,583
6700670.SQ.FTS.B, Zero Cpn, 11/25/24 .. 2,508 2,454
6700766.SQ.FTS.B, Zero Cpn, 11/25/24 .. 919 910
6700843.SQ.FTS.B, Zero Cpn, 11/25/24 .. 6,362 6,131
6701036.SQ.FTS.B, Zero Cpn, 11/25/24 .. 1,963 1,687
6701218.SQ.FTS.B, Zero Cpn, 11/25/24 .. 4,090 3,863
6701358.SQ.FTS.B, Zero Cpn, 11/25/24 .. 4,311 4,190
6701478.SQ.FTS.B, Zero Cpn, 11/25/24 .. 2,650 2,605
6701550.SQ.FTS.B, Zero Cpn, 11/25/24 .. 1,945 1,874
Description
Principal
Amount Value
Block, Inc. (continued)
6702953.SQ.FTS.B, Zero Cpn, 11/25/24 .. $ 2,249 $ 2,082
6702995.SQ.FTS.B, Zero Cpn, 11/25/24 .. 7,574 7,240
6703155.SQ.FTS.B, Zero Cpn, 11/25/24 .. 1,331 1,278
6703192.SQ.FTS.B, Zero Cpn, 11/25/24 .. 14,618 14,177
6703549.SQ.FTS.B, Zero Cpn, 11/25/24 .. 12,251 11,544
6703789.SQ.FTS.B, Zero Cpn, 11/25/24 .. 26,405 25,884
6704080.SQ.FTS.B, Zero Cpn, 11/26/24 .. 3,521 3,384
6704279.SQ.FTS.B, Zero Cpn, 11/26/24 .. 3,111 2,991
6704342.SQ.FTS.B, Zero Cpn, 11/26/24 .. 10,421 9,930
6704686.SQ.FTS.B, Zero Cpn, 11/26/24 .. 1,131 1,055
6704732.SQ.FTS.B, Zero Cpn, 11/26/24 .. 5,881 3,435
6704916.SQ.FTS.B, Zero Cpn, 11/26/24 .. 3,303 2,366
6705011.SQ.FTS.B, Zero Cpn, 11/26/24 .. 1,866 1,814
6705126.SQ.FTS.B, Zero Cpn, 11/26/24 .. 2,906 2,661
6705288.SQ.FTS.B, Zero Cpn, 11/26/24 .. 1,183 1,074
6705352.SQ.FTS.B, Zero Cpn, 11/26/24 .. 2,391 2,226
6705665.SQ.FTS.B, Zero Cpn, 11/26/24 .. 27,798 26,691
6706182.SQ.FTS.B, Zero Cpn, 11/26/24 .. 4,533 4,462
6706359.SQ.FTS.B, Zero Cpn, 11/26/24 .. 8,462 7,732
6706486.SQ.FTS.B, Zero Cpn, 11/26/24 .. 1,428 976
6706540.SQ.FTS.B, Zero Cpn, 11/26/24 .. 6,410 5,429
6706624.SQ.FTS.B, Zero Cpn, 11/26/24 .. 502 462
6706631.SQ.FTS.B, Zero Cpn, 11/26/24 .. 88 86
6706671.SQ.FTS.B, Zero Cpn, 11/26/24 .. 5,460 5,244
6706794.SQ.FTS.B, Zero Cpn, 11/26/24 .. 1,009 981
6706824.SQ.FTS.B, Zero Cpn, 11/26/24 .. 61,365 59,481
6707219.SQ.FTS.B, Zero Cpn, 11/27/24 .. 15,699 15,418
6707571.SQ.FTS.B, Zero Cpn, 11/27/24 .. 4,643 2,863
6707639.SQ.FTS.B, Zero Cpn, 11/27/24 .. 1,290 1,248
6707673.SQ.FTS.B, Zero Cpn, 11/27/24 .. 9,908 9,714
6709724.SQ.FTS.B, Zero Cpn, 11/27/24 .. 3,824 3,710
6708020.SQ.FTS.B, Zero Cpn, 11/28/24 .. 5,979 4,716
6708092.SQ.FTS.B, Zero Cpn, 11/28/24 .. 1,361 1,340
6708125.SQ.FTS.B, Zero Cpn, 11/28/24 .. 1,147 720
6708160.SQ.FTS.B, Zero Cpn, 11/28/24 .. 254 230
6708168.SQ.FTS.B, Zero Cpn, 11/28/24 .. 2,005 1,578
6708197.SQ.FTS.B, Zero Cpn, 11/28/24 .. 682 671
6708211.SQ.FTS.B, Zero Cpn, 11/28/24 .. 3,894 3,725
6708328.SQ.FTS.B, Zero Cpn, 11/28/24 .. 1,198 1,169
6708389.SQ.FTS.B, Zero Cpn, 11/28/24 .. 1,586 1,549
6708420.SQ.FTS.B, Zero Cpn, 11/28/24 .. 11,068 7,698
6708789.SQ.FTS.B, Zero Cpn, 11/29/24 .. 1,165 1,153
6708820.SQ.FTS.B, Zero Cpn, 11/29/24 .. 667 607
6708840.SQ.FTS.B, Zero Cpn, 11/29/24 .. 20,190 19,075
6709127.SQ.FTS.B, Zero Cpn, 11/29/24 .. 3,773 3,566
6709170.SQ.FTS.B, Zero Cpn, 11/29/24 .. 301 282
6709200.SQ.FTS.B, Zero Cpn, 11/29/24 .. 2,468 2,331
6709223.SQ.FTS.B, Zero Cpn, 11/29/24 .. 3,216 2,018
6709253.SQ.FTS.B, Zero Cpn, 11/29/24 .. 7,453 6,976
6709351.SQ.FTS.B, Zero Cpn, 11/29/24 .. 12,962 12,761
6709562.SQ.FTS.B, Zero Cpn, 11/29/24 .. 404 398
6709605.SQ.FTS.B, Zero Cpn, 11/29/24 .. 2,578 2,525
6709784.SQ.FTS.B, Zero Cpn, 11/30/24 .. 6,993 6,868
6712991.SQ.FTS.B, Zero Cpn, 11/30/24 .. 7,516 7,209
6713470.SQ.FTS.B, Zero Cpn, 11/30/24 .. 33,347 25,736
6714247.SQ.FTS.B, Zero Cpn, 11/30/24 .. 2,983 2,906
6714711.SQ.FTS.B, Zero Cpn, 11/30/24 .. 10,207 9,929
6715174.SQ.FTS.B, Zero Cpn, 11/30/24 .. 11,313 10,731

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6715440.SQ.FTS.B, Zero Cpn, 11/30/24 .. $ 927 $ 653
6715463.SQ.FTS.B, Zero Cpn, 11/30/24 .. 9,947 9,097
6715800.SQ.FTS.B, Zero Cpn, 11/30/24 .. 641 635
6715898.SQ.FTS.B, Zero Cpn, 11/30/24 .. 27,265 25,542
6716301.SQ.FTS.B, Zero Cpn, 11/30/24 .. 13,802 13,244
6717863.SQ.FTS.B, Zero Cpn, 12/01/24 .. 3,340 3,168
6717996.SQ.FTS.B, Zero Cpn, 12/01/24 .. 6,867 6,598
6718091.SQ.FTS.B, Zero Cpn, 12/01/24 .. 2,683 2,518
6718717.SQ.FTS.B, Zero Cpn, 12/01/24 .. 5,214 5,106
6718991.SQ.FTS.B, Zero Cpn, 12/01/24 .. 2,417 2,088
6719031.SQ.FTS.B, Zero Cpn, 12/01/24 .. 309 282
6719061.SQ.FTS.B, Zero Cpn, 12/01/24 .. 3,270 3,177
6719655.SQ.FTS.B, Zero Cpn, 12/01/24 .. 1,641 1,580
6719670.SQ.FTS.B, Zero Cpn, 12/01/24 .. 8,090 7,856
6719961.SQ.FTS.B, Zero Cpn, 12/01/24 .. 3,998 3,438
6720048.SQ.FTS.B, Zero Cpn, 12/01/24 .. 4,095 3,896
6720259.SQ.FTS.B, Zero Cpn, 12/01/24 .. 1,975 1,861
6720345.SQ.FTS.B, Zero Cpn, 12/01/24 .. 4,324 2,536
6720381.SQ.FTS.B, Zero Cpn, 12/01/24 .. 5,246 5,044
6720555.SQ.FTS.B, Zero Cpn, 12/01/24 .. 4,376 4,210
6720775.SQ.FTS.B, Zero Cpn, 12/01/24 .. 19,110 18,857
6721305.SQ.FTS.B, Zero Cpn, 12/01/24 .. 20,451 19,893
6721717.SQ.FTS.B, Zero Cpn, 12/01/24 .. 587 569
6721745.SQ.FTS.B, Zero Cpn, 12/01/24 .. 9,646 9,455
6721996.SQ.FTS.B, Zero Cpn, 12/02/24 .. 41,129 39,877
6723412.SQ.FTS.B, Zero Cpn, 12/02/24 .. 3,808 3,490
6723630.SQ.FTS.B, Zero Cpn, 12/02/24 .. 2,055 1,974
6723797.SQ.FTS.B, Zero Cpn, 12/02/24 .. 1,900 1,655
6723834.SQ.FTS.B, Zero Cpn, 12/02/24 .. 2,472 2,423
6724016.SQ.FTS.B, Zero Cpn, 12/02/24 .. 1,289 1,278
6724129.SQ.FTS.B, Zero Cpn, 12/02/24 .. 738 728
6724162.SQ.FTS.B, Zero Cpn, 12/02/24 .. 162 157
6724165.SQ.FTS.B, Zero Cpn, 12/02/24 .. 638 631
6724467.SQ.FTS.B, Zero Cpn, 12/02/24 .. 1,024 591
6724488.SQ.FTS.B, Zero Cpn, 12/02/24 .. 4,399 4,261
6724576.SQ.FTS.B, Zero Cpn, 12/02/24 .. 20,785 20,385
6725218.SQ.FTS.B, Zero Cpn, 12/02/24 .. 14,895 14,317
6725452.SQ.FTS.B, Zero Cpn, 12/02/24 .. 1,417 1,363
6725785.SQ.FTS.B, Zero Cpn, 12/03/24 .. 410 400
6725831.SQ.FTS.B, Zero Cpn, 12/03/24 .. 863 849
6725901.SQ.FTS.B, Zero Cpn, 12/03/24 .. 1,200 597
6725916.SQ.FTS.B, Zero Cpn, 12/03/24 .. 1,710 1,476
6725972.SQ.FTS.B, Zero Cpn, 12/03/24 .. 4,099 3,986
6726040.SQ.FTS.B, Zero Cpn, 12/03/24 .. 897 840
6726064.SQ.FTS.B, Zero Cpn, 12/03/24 .. 1,894 1,830
6726090.SQ.FTS.B, Zero Cpn, 12/03/24 .. 5,667 5,190
6726169.SQ.FTS.B, Zero Cpn, 12/04/24 .. 2,378 2,225
6726202.SQ.FTS.B, Zero Cpn, 12/04/24 .. 2,460 2,373
6726253.SQ.FTS.B, Zero Cpn, 12/04/24 .. 3,481 3,369
6726306.SQ.FTS.B, Zero Cpn, 12/04/24 .. 7,641 7,423
6726418.SQ.FTS.B, Zero Cpn, 12/04/24 .. 1,178 1,163
6726480.SQ.FTS.B, Zero Cpn, 12/04/24 .. 270 258
6726539.SQ.FTS.B, Zero Cpn, 12/04/24 .. 9,932 9,615
6727278.SQ.FTS.B, Zero Cpn, 12/05/24 .. 3,766 3,680
6727480.SQ.FTS.B, Zero Cpn, 12/05/24 .. 715 699
6727530.SQ.FTS.B, Zero Cpn, 12/05/24 .. 15,904 15,554
6728160.SQ.FTS.B, Zero Cpn, 12/05/24 .. 6,687 6,540
6728294.SQ.FTS.B, Zero Cpn, 12/05/24 .. 2,226 2,112
Description
Principal
Amount Value
Block, Inc. (continued)
6728345.SQ.FTS.B, Zero Cpn, 12/05/24 .. $ 8,027 $ 7,002
6728467.SQ.FTS.B, Zero Cpn, 12/05/24 .. 689 633
6728494.SQ.FTS.B, Zero Cpn, 12/05/24 .. 3,502 3,340
6728529.SQ.FTS.B, Zero Cpn, 12/05/24 .. 3,983 3,824
6728590.SQ.FTS.B, Zero Cpn, 12/05/24 .. 2,742 1,990
6728636.SQ.FTS.B, Zero Cpn, 12/05/24 .. 1,016 922
6728699.SQ.FTS.B, Zero Cpn, 12/05/24 .. 14,883 12,861
6728880.SQ.FTS.B, Zero Cpn, 12/05/24 .. 30,514 26,745
6729271.SQ.FTS.B, Zero Cpn, 12/05/24 .. 8,878 8,286
6729415.SQ.FTS.B, Zero Cpn, 12/05/24 .. 315 303
6729420.SQ.FTS.B, Zero Cpn, 12/05/24 .. 1,621 1,546
6729839.SQ.FTS.B, Zero Cpn, 12/05/24 .. 18,147 12,802
6730082.SQ.FTS.B, Zero Cpn, 12/05/24 .. 17,286 16,731
6730190.SQ.FTS.B, Zero Cpn, 12/06/24 .. 57,918 55,280
6731412.SQ.FTS.B, Zero Cpn, 12/06/24 .. 3,035 2,153
6731471.SQ.FTS.B, Zero Cpn, 12/06/24 .. 3,377 3,241
6731578.SQ.FTS.B, Zero Cpn, 12/06/24 .. 11,760 7,689
6731737.SQ.FTS.B, Zero Cpn, 12/06/24 .. 995 871
6731758.SQ.FTS.B, Zero Cpn, 12/06/24 .. 18,943 18,651
6732287.SQ.FTS.B, Zero Cpn, 12/06/24 .. 2,901 2,648
6732344.SQ.FTS.B, Zero Cpn, 12/06/24 .. 25,536 25,013
6733026.SQ.FTS.B, Zero Cpn, 12/06/24 .. 46,387 45,223
6733804.SQ.FTS.B, Zero Cpn, 12/07/24 .. 3,622 2,833
6734190.SQ.FTS.B, Zero Cpn, 12/07/24 .. 3,054 2,862
6734242.SQ.FTS.B, Zero Cpn, 12/07/24 .. 3,476 3,287
6734333.SQ.FTS.B, Zero Cpn, 12/07/24 .. 5,692 5,502
6734586.SQ.FTS.B, Zero Cpn, 12/07/24 .. 7,153 7,039
6734806.SQ.FTS.B, Zero Cpn, 12/07/24 .. 1,789 1,725
6735492.SQ.FTS.B, Zero Cpn, 12/07/24 .. 14,938 13,034
6735778.SQ.FTS.B, Zero Cpn, 12/07/24 .. 461 436
6735799.SQ.FTS.B, Zero Cpn, 12/07/24 .. 10,219 9,889
6736022.SQ.FTS.B, Zero Cpn, 12/07/24 .. 3,467 2,579
6736067.SQ.FTS.B, Zero Cpn, 12/07/24 .. 6,756 6,377
6736227.SQ.FTS.B, Zero Cpn, 12/07/24 .. 7,989 7,224
6736446.SQ.FTS.B, Zero Cpn, 12/07/24 .. 10,559 10,088
6736828.SQ.FTS.B, Zero Cpn, 12/07/24 .. 39,231 29,004
6739367.SQ.FTS.B, Zero Cpn, 12/08/24 .. 1,301 1,219
6739424.SQ.FTS.B, Zero Cpn, 12/08/24 .. 3,712 3,550
6739677.SQ.FTS.B, Zero Cpn, 12/08/24 .. 3,833 3,745
6739849.SQ.FTS.B, Zero Cpn, 12/08/24 .. 5,940 5,772
6740145.SQ.FTS.B, Zero Cpn, 12/08/24 .. 658 530
6740161.SQ.FTS.B, Zero Cpn, 12/08/24 .. 609 567
6740190.SQ.FTS.B, Zero Cpn, 12/08/24 .. 229 222
6740221.SQ.FTS.B, Zero Cpn, 12/08/24 .. 8,343 8,061
6740553.SQ.FTS.B, Zero Cpn, 12/08/24 .. 2,873 2,816
6740665.SQ.FTS.B, Zero Cpn, 12/08/24 .. 32 31
6740954.SQ.FTS.B, Zero Cpn, 12/08/24 .. 10,876 7,069
6741176.SQ.FTS.B, Zero Cpn, 12/08/24 .. 720 710
6741237.SQ.FTS.B, Zero Cpn, 12/08/24 .. 17,569 16,775
6741712.SQ.FTS.B, Zero Cpn, 12/08/24 .. 5,281 5,151
6742040.SQ.FTS.B, Zero Cpn, 12/08/24 .. 2,530 2,274
6742224.SQ.FTS.B, Zero Cpn, 12/08/24 .. 8,678 7,819
6742416.SQ.FTS.B, Zero Cpn, 12/08/24 .. 3,059 2,959
6742508.SQ.FTS.B, Zero Cpn, 12/08/24 .. 1,357 1,179
6742544.SQ.FTS.B, Zero Cpn, 12/08/24 .. 2,359 2,312
6742646.SQ.FTS.B, Zero Cpn, 12/08/24 .. 112 111
6742656.SQ.FTS.B, Zero Cpn, 12/08/24 .. 4,237 3,732
6742781.SQ.FTS.B, Zero Cpn, 12/08/24 .. 526 479

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6742798.SQ.FTS.B, Zero Cpn, 12/08/24 .. $ 9,240 $ 8,096
6742956.SQ.FTS.B, Zero Cpn, 12/09/24 .. 893 863
6743021.SQ.FTS.B, Zero Cpn, 12/09/24 .. 9,506 9,210
6743357.SQ.FTS.B, Zero Cpn, 12/09/24 .. 19,588 19,035
6744112.SQ.FTS.B, Zero Cpn, 12/09/24 .. 1,417 1,362
6744321.SQ.FTS.B, Zero Cpn, 12/09/24 .. 564 552
6744324.SQ.FTS.B, Zero Cpn, 12/09/24 .. 1,065 1,038
6744358.SQ.FTS.B, Zero Cpn, 12/09/24 .. 957 872
6744390.SQ.FTS.B, Zero Cpn, 12/09/24 .. 4,313 2,866
6744464.SQ.FTS.B, Zero Cpn, 12/09/24 .. 11,946 11,481
6744674.SQ.FTS.B, Zero Cpn, 12/09/24 .. 29,516 28,092
6745166.SQ.FTS.B, Zero Cpn, 12/09/24 .. 565 552
6745196.SQ.FTS.B, Zero Cpn, 12/09/24 .. 47,421 46,374
6746262.SQ.FTS.B, Zero Cpn, 12/09/24 .. 1,378 1,296
6746270.SQ.FTS.B, Zero Cpn, 12/09/24 .. 10,486 9,540
6746366.SQ.FTS.B, Zero Cpn, 12/09/24 .. 2,525 2,387
6746408.SQ.FTS.B, Zero Cpn, 12/09/24 .. 1,320 1,218
6746429.SQ.FTS.B, Zero Cpn, 12/09/24 .. 16,256 15,665
6746623.SQ.FTS.B, Zero Cpn, 12/09/24 .. 7,309 6,373
6746678.SQ.FTS.B, Zero Cpn, 12/10/24 .. 17,178 16,480
6746971.SQ.FTS.B, Zero Cpn, 12/10/24 .. 617 589
6746997.SQ.FTS.B, Zero Cpn, 12/10/24 .. 21,219 20,372
6747295.SQ.FTS.B, Zero Cpn, 12/10/24 .. 3,865 3,685
6747483.SQ.FTS.B, Zero Cpn, 12/11/24 .. 1,773 1,720
6747512.SQ.FTS.B, Zero Cpn, 12/11/24 .. 2,091 2,055
6747586.SQ.FTS.B, Zero Cpn, 12/11/24 .. 3,746 2,471
6747609.SQ.FTS.B, Zero Cpn, 12/11/24 .. 1,343 698
6747630.SQ.FTS.B, Zero Cpn, 12/11/24 .. 2,084 2,024
6747656.SQ.FTS.B, Zero Cpn, 12/11/24 .. 1,071 1,000
6747666.SQ.FTS.B, Zero Cpn, 12/11/24 .. 817 682
6747681.SQ.FTS.B, Zero Cpn, 12/11/24 .. 1,647 1,622
6747712.SQ.FTS.B, Zero Cpn, 12/11/24 .. 136 134
6747720.SQ.FTS.B, Zero Cpn, 12/11/24 .. 4,022 3,962
6747827.SQ.FTS.B, Zero Cpn, 12/11/24 .. 14,348 14,054
6748415.SQ.FTS.B, Zero Cpn, 12/12/24 .. 4,512 4,088
6748751.SQ.FTS.B, Zero Cpn, 12/12/24 .. 963 953
6748824.SQ.FTS.B, Zero Cpn, 12/12/24 .. 999 926
6748865.SQ.FTS.B, Zero Cpn, 12/12/24 .. 9,381 6,997
6749060.SQ.FTS.B, Zero Cpn, 12/12/24 .. 675 513
6749086.SQ.FTS.B, Zero Cpn, 12/12/24 .. 6,703 5,725
6749230.SQ.FTS.B, Zero Cpn, 12/12/24 .. 4,769 4,659
6749403.SQ.FTS.B, Zero Cpn, 12/12/24 .. 3,748 3,566
6749536.SQ.FTS.B, Zero Cpn, 12/12/24 .. 6,026 5,752
6749981.SQ.FTS.B, Zero Cpn, 12/12/24 .. 7,255 7,099
6750326.SQ.FTS.B, Zero Cpn, 12/12/24 .. 1,121 1,102
6750354.SQ.FTS.B, Zero Cpn, 12/12/24 .. 417 382
6750360.SQ.FTS.B, Zero Cpn, 12/12/24 .. 52,328 50,761
6751174.SQ.FTS.B, Zero Cpn, 12/12/24 .. 4,367 4,007
6751758.SQ.FTS.B, Zero Cpn, 12/12/24 .. 2,118 2,051
6752088.SQ.FTS.B, Zero Cpn, 12/13/24 .. 11,194 10,708
6752447.SQ.FTS.B, Zero Cpn, 12/13/24 .. 1,206 1,179
6752534.SQ.FTS.B, Zero Cpn, 12/13/24 .. 3,205 3,117
6752687.SQ.FTS.B, Zero Cpn, 12/13/24 .. 5,079 4,921
6752866.SQ.FTS.B, Zero Cpn, 12/13/24 .. 1,885 1,494
6752882.SQ.FTS.B, Zero Cpn, 12/13/24 .. 9,484 9,298
6753268.SQ.FTS.B, Zero Cpn, 12/13/24 .. 8,342 7,674
6753451.SQ.FTS.B, Zero Cpn, 12/13/24 .. 4,101 3,932
6753526.SQ.FTS.B, Zero Cpn, 12/13/24 .. 6,265 5,096
Description
Principal
Amount Value
Block, Inc. (continued)
6753678.SQ.FTS.B, Zero Cpn, 12/13/24 .. $ 19,908 $ 19,333
6754103.SQ.FTS.B, Zero Cpn, 12/13/24 .. 13,055 12,448
6754423.SQ.FTS.B, Zero Cpn, 12/13/24 .. 945 934
6754449.SQ.FTS.B, Zero Cpn, 12/13/24 .. 2,070 2,008
6754482.SQ.FTS.B, Zero Cpn, 12/13/24 .. 37,760 23,589
6755029.SQ.FTS.B, Zero Cpn, 12/13/24 .. 14,659 13,552
6755394.SQ.FTS.B, Zero Cpn, 12/14/24 .. 5,742 5,621
6755681.SQ.FTS.B, Zero Cpn, 12/14/24 .. 4,727 4,326
6755877.SQ.FTS.B, Zero Cpn, 12/14/24 .. 593 582
6756095.SQ.FTS.B, Zero Cpn, 12/14/24 .. 5,839 5,646
6756307.SQ.FTS.B, Zero Cpn, 12/14/24 .. 1,163 1,103
6756336.SQ.FTS.B, Zero Cpn, 12/14/24 .. 4,756 4,679
6756522.SQ.FTS.B, Zero Cpn, 12/14/24 .. 1,008 976
6756552.SQ.FTS.B, Zero Cpn, 12/14/24 .. 14,530 13,797
6756857.SQ.FTS.B, Zero Cpn, 12/14/24 .. 5,304 5,218
6757050.SQ.FTS.B, Zero Cpn, 12/14/24 .. 2,358 2,240
6757096.SQ.FTS.B, Zero Cpn, 12/14/24 .. 3,635 3,488
6757148.SQ.FTS.B, Zero Cpn, 12/14/24 .. 4,079 3,908
6757187.SQ.FTS.B, Zero Cpn, 12/14/24 .. 1,523 1,487
6757224.SQ.FTS.B, Zero Cpn, 12/14/24 .. 9,441 8,914
6757467.SQ.FTS.B, Zero Cpn, 12/14/24 .. 16,340 15,789
6757880.SQ.FTS.B, Zero Cpn, 12/14/24 .. 3,460 3,302
6757994.SQ.FTS.B, Zero Cpn, 12/14/24 .. 2,901 2,746
6758029.SQ.FTS.B, Zero Cpn, 12/14/24 .. 2,740 2,593
6758077.SQ.FTS.B, Zero Cpn, 12/14/24 .. 2,506 2,443
6758159.SQ.FTS.B, Zero Cpn, 12/14/24 .. 598 568
6758170.SQ.FTS.B, Zero Cpn, 12/14/24 .. 1,423 1,385
6758210.SQ.FTS.B, Zero Cpn, 12/14/24 .. 17,534 17,117
6762017.SQ.FTS.B, Zero Cpn, 12/15/24 .. 367 359
6762066.SQ.FTS.B, Zero Cpn, 12/15/24 .. 7,147 6,249
6762304.SQ.FTS.B, Zero Cpn, 12/15/24 .. 3,236 3,175
6762704.SQ.FTS.B, Zero Cpn, 12/15/24 .. 781 732
6762735.SQ.FTS.B, Zero Cpn, 12/15/24 .. 2,126 2,053
6762927.SQ.FTS.B, Zero Cpn, 12/15/24 .. 1,084 1,035
6763217.SQ.FTS.B, Zero Cpn, 12/15/24 .. 797 784
6763271.SQ.FTS.B, Zero Cpn, 12/15/24 .. 17,990 17,492
6763957.SQ.FTS.B, Zero Cpn, 12/15/24 .. 12,799 12,512
6764204.SQ.FTS.B, Zero Cpn, 12/15/24 .. 965 849
6764411.SQ.FTS.B, Zero Cpn, 12/15/24 .. 496 485
6764422.SQ.FTS.B, Zero Cpn, 12/15/24 .. 1,298 548
6764436.SQ.FTS.B, Zero Cpn, 12/15/24 .. 607 589
6764449.SQ.FTS.B, Zero Cpn, 12/15/24 .. 946 869
6764463.SQ.FTS.B, Zero Cpn, 12/15/24 .. 3,265 3,067
6764528.SQ.FTS.B, Zero Cpn, 12/15/24 .. 20,606 19,898
6764876.SQ.FTS.B, Zero Cpn, 12/15/24 .. 6,730 5,510
6764959.SQ.FTS.B, Zero Cpn, 12/15/24 .. 3,572 3,496
6765053.SQ.FTS.B, Zero Cpn, 12/15/24 .. 1,348 1,278
6765094.SQ.FTS.B, Zero Cpn, 12/15/24 .. 3,122 3,099
6765340.SQ.FTS.B, Zero Cpn, 12/15/24 .. 12,932 10,816
6765684.SQ.FTS.B, Zero Cpn, 12/16/24 .. 9,049 8,778
6766138.SQ.FTS.B, Zero Cpn, 12/16/24 .. 2,520 2,219
6766237.SQ.FTS.B, Zero Cpn, 12/16/24 .. 5,408 5,264
6766577.SQ.FTS.B, Zero Cpn, 12/16/24 .. 592 250
6766592.SQ.FTS.B, Zero Cpn, 12/16/24 .. 13,076 12,542
6766975.SQ.FTS.B, Zero Cpn, 12/16/24 .. 5,747 3,976
6767091.SQ.FTS.B, Zero Cpn, 12/16/24 .. 2,490 2,440
6767192.SQ.FTS.B, Zero Cpn, 12/16/24 .. 2,476 2,341
6767251.SQ.FTS.B, Zero Cpn, 12/16/24 .. 1,269 972

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6767285.SQ.FTS.B, Zero Cpn, 12/16/24 .. $ 580 $ 567
6767319.SQ.FTS.B, Zero Cpn, 12/16/24 .. 7,301 6,915
6767536.SQ.FTS.B, Zero Cpn, 12/16/24 .. 22,854 20,812
6767980.SQ.FTS.B, Zero Cpn, 12/16/24 .. 11,010 10,512
6768327.SQ.FTS.B, Zero Cpn, 12/16/24 .. 1,232 1,193
6768384.SQ.FTS.B, Zero Cpn, 12/16/24 .. 2,188 1,797
6768404.SQ.FTS.B, Zero Cpn, 12/16/24 .. 30,174 28,286
6768964.SQ.FTS.B, Zero Cpn, 12/17/24 .. 1,891 1,443
6769015.SQ.FTS.B, Zero Cpn, 12/17/24 .. 6,368 6,184
6769117.SQ.FTS.B, Zero Cpn, 12/17/24 .. 3,875 3,767
6769204.SQ.FTS.B, Zero Cpn, 12/17/24 .. 12,808 12,363
6769402.SQ.FTS.B, Zero Cpn, 12/17/24 .. 10,888 10,019
6769521.SQ.FTS.B, Zero Cpn, 12/17/24 .. 2,411 2,352
6769646.SQ.FTS.B, Zero Cpn, 12/18/24 .. 17,195 16,774
6769991.SQ.FTS.B, Zero Cpn, 12/18/24 .. 9,642 8,879
6770114.SQ.FTS.B, Zero Cpn, 12/18/24 .. 1,431 1,347
6770185.SQ.FTS.B, Zero Cpn, 12/18/24 .. 23,924 22,928
6770557.SQ.FTS.B, Zero Cpn, 12/19/24 .. 16,270 12,455
6770737.SQ.FTS.B, Zero Cpn, 12/19/24 .. 3,724 3,622
6770814.SQ.FTS.B, Zero Cpn, 12/19/24 .. 5,081 4,893
6770919.SQ.FTS.B, Zero Cpn, 12/19/24 .. 3,751 3,640
6770956.SQ.FTS.B, Zero Cpn, 12/19/24 .. 4,164 2,885
6771003.SQ.FTS.B, Zero Cpn, 12/19/24 .. 3,960 3,783
6771045.SQ.FTS.B, Zero Cpn, 12/19/24 .. 1,488 1,458
6771063.SQ.FTS.B, Zero Cpn, 12/19/24 .. 5,043 4,655
6771103.SQ.FTS.B, Zero Cpn, 12/19/24 .. 3,665 3,045
6771128.SQ.FTS.B, Zero Cpn, 12/19/24 .. 3,528 3,330
6771253.SQ.FTS.B, Zero Cpn, 12/19/24 .. 4,761 3,108
6771282.SQ.FTS.B, Zero Cpn, 12/19/24 .. 971 865
6771292.SQ.FTS.B, Zero Cpn, 12/19/24 .. 4,958 4,789
6771352.SQ.FTS.B, Zero Cpn, 12/19/24 .. 1,319 1,268
6771377.SQ.FTS.B, Zero Cpn, 12/19/24 .. 33,294 32,306
6772234.SQ.FTS.B, Zero Cpn, 12/20/24 .. 5,117 4,884
6772401.SQ.FTS.B, Zero Cpn, 12/20/24 .. 1,536 1,286
6772439.SQ.FTS.B, Zero Cpn, 12/20/24 .. 2,604 2,577
6772927.SQ.FTS.B, Zero Cpn, 12/20/24 .. 3,549 3,348
6773022.SQ.FTS.B, Zero Cpn, 12/20/24 .. 2,559 2,493
6773093.SQ.FTS.B, Zero Cpn, 12/20/24 .. 6,359 6,157
6773263.SQ.FTS.B, Zero Cpn, 12/20/24 .. 889 881
6773287.SQ.FTS.B, Zero Cpn, 12/20/24 .. 3,396 3,212
6773312.SQ.FTS.B, Zero Cpn, 12/20/24 .. 8,680 8,505
6773491.SQ.FTS.B, Zero Cpn, 12/20/24 .. 4,979 4,849
6773596.SQ.FTS.B, Zero Cpn, 12/20/24 .. 8,902 8,099
6773744.SQ.FTS.B, Zero Cpn, 12/20/24 .. 2,644 2,534
6773785.SQ.FTS.B, Zero Cpn, 12/20/24 .. 1,760 1,571
6774326.SQ.FTS.B, Zero Cpn, 12/20/24 .. 880 845
6774338.SQ.FTS.B, Zero Cpn, 12/20/24 .. 21,365 20,219
6774547.SQ.FTS.B, Zero Cpn, 12/20/24 .. 672 633
6774611.SQ.FTS.B, Zero Cpn, 12/20/24 .. 5,256 4,928
6774656.SQ.FTS.B, Zero Cpn, 12/20/24 .. 1,020 990
6774678.SQ.FTS.B, Zero Cpn, 12/20/24 .. 5,227 5,047
6774732.SQ.FTS.B, Zero Cpn, 12/20/24 .. 862 836
6774743.SQ.FTS.B, Zero Cpn, 12/20/24 .. 21,527 20,223
6774899.SQ.FTS.B, Zero Cpn, 12/20/24 .. 5,763 5,291
6774941.SQ.FTS.B, Zero Cpn, 12/21/24 .. 5,478 5,319
6775103.SQ.FTS.B, Zero Cpn, 12/21/24 .. 1,600 1,470
6775149.SQ.FTS.B, Zero Cpn, 12/21/24 .. 2,664 2,443
6775219.SQ.FTS.B, Zero Cpn, 12/21/24 .. 6,589 6,236
Description
Principal
Amount Value
Block, Inc. (continued)
6775430.SQ.FTS.B, Zero Cpn, 12/21/24 .. $ 15,417 $ 14,878
6775724.SQ.FTS.B, Zero Cpn, 12/21/24 .. 134 133
6775739.SQ.FTS.B, Zero Cpn, 12/21/24 .. 3,965 3,832
6775795.SQ.FTS.B, Zero Cpn, 12/21/24 .. 295 282
6775807.SQ.FTS.B, Zero Cpn, 12/21/24 .. 2,381 2,122
6775842.SQ.FTS.B, Zero Cpn, 12/21/24 .. 3,253 3,173
6776022.SQ.FTS.B, Zero Cpn, 12/21/24 .. 2,094 2,009
6776039.SQ.FTS.B, Zero Cpn, 12/21/24 .. 1,308 1,241
6776064.SQ.FTS.B, Zero Cpn, 12/21/24 .. 66,871 37,703
6776741.SQ.FTS.B, Zero Cpn, 12/21/24 .. 10,031 9,571
6776929.SQ.FTS.B, Zero Cpn, 12/21/24 .. 1,923 1,894
6776960.SQ.FTS.B, Zero Cpn, 12/21/24 .. 3,979 3,843
6777013.SQ.FTS.B, Zero Cpn, 12/21/24 .. 1,705 1,585
6777028.SQ.FTS.B, Zero Cpn, 12/21/24 .. 409 403
6777037.SQ.FTS.B, Zero Cpn, 12/21/24 .. 1,885 1,303
6777150.SQ.FTS.B, Zero Cpn, 12/21/24 .. 3,118 3,020
6777205.SQ.FTS.B, Zero Cpn, 12/21/24 .. 4,679 4,539
6777288.SQ.FTS.B, Zero Cpn, 12/21/24 .. 19,254 8,491
6777417.SQ.FTS.B, Zero Cpn, 12/21/24 .. 2,350 1,748
6777443.SQ.FTS.B, Zero Cpn, 12/21/24 .. 384 369
6777456.SQ.FTS.B, Zero Cpn, 12/21/24 .. 11,818 11,135
6777625.SQ.FTS.B, Zero Cpn, 12/21/24 .. 11,890 7,719
6779441.SQ.FTS.B, Zero Cpn, 12/22/24 .. 653 527
6779527.SQ.FTS.B, Zero Cpn, 12/22/24 .. 1,547 1,484
6779586.SQ.FTS.B, Zero Cpn, 12/22/24 .. 7,700 7,136
6779746.SQ.FTS.B, Zero Cpn, 12/22/24 .. 3,151 3,084
6779897.SQ.FTS.B, Zero Cpn, 12/22/24 .. 2,586 2,352
6779985.SQ.FTS.B, Zero Cpn, 12/22/24 .. 5,048 4,946
6780270.SQ.FTS.B, Zero Cpn, 12/22/24 .. 2,336 2,281
6780361.SQ.FTS.B, Zero Cpn, 12/22/24 .. 6,115 5,852
6780472.SQ.FTS.B, Zero Cpn, 12/22/24 .. 1,866 1,755
6780567.SQ.FTS.B, Zero Cpn, 12/22/24 .. 876 858
6780594.SQ.FTS.B, Zero Cpn, 12/22/24 .. 2,321 2,247
6780654.SQ.FTS.B, Zero Cpn, 12/22/24 .. 1,430 1,402
6780703.SQ.FTS.B, Zero Cpn, 12/22/24 .. 1,024 707
6780708.SQ.FTS.B, Zero Cpn, 12/22/24 .. 600 550
6781242.SQ.FTS.B, Zero Cpn, 12/22/24 .. 1,560 1,128
6781275.SQ.FTS.B, Zero Cpn, 12/22/24 .. 11,266 11,071
6781564.SQ.FTS.B, Zero Cpn, 12/22/24 .. 8,360 7,930
6781732.SQ.FTS.B, Zero Cpn, 12/22/24 .. 2,720 2,629
6781808.SQ.FTS.B, Zero Cpn, 12/22/24 .. 6,032 5,894
6781977.SQ.FTS.B, Zero Cpn, 12/22/24 .. 1,647 1,570
6782008.SQ.FTS.B, Zero Cpn, 12/22/24 .. 1,300 1,268
6782055.SQ.FTS.B, Zero Cpn, 12/22/24 .. 35,039 27,372
6782856.SQ.FTS.B, Zero Cpn, 12/22/24 .. 2,377 1,484
6782872.SQ.FTS.B, Zero Cpn, 12/23/24 .. 1,762 1,719
6783107.SQ.FTS.B, Zero Cpn, 12/23/24 .. 3,782 3,717
6783252.SQ.FTS.B, Zero Cpn, 12/23/24 .. 4,300 4,172
6783437.SQ.FTS.B, Zero Cpn, 12/23/24 .. 67,238 61,098
6785072.SQ.FTS.B, Zero Cpn, 12/23/24 .. 1,829 1,695
6785131.SQ.FTS.B, Zero Cpn, 12/23/24 .. 1,240 1,110
6785159.SQ.FTS.B, Zero Cpn, 12/23/24 .. 2,102 2,014
6785223.SQ.FTS.B, Zero Cpn, 12/23/24 .. 2,775 2,734
6785354.SQ.FTS.B, Zero Cpn, 12/23/24 .. 3,019 2,836
6785451.SQ.FTS.B, Zero Cpn, 12/23/24 .. 683 645
6785470.SQ.FTS.B, Zero Cpn, 12/23/24 .. 4,258 4,115
6785551.SQ.FTS.B, Zero Cpn, 12/23/24 .. 2,011 1,789
6785586.SQ.FTS.B, Zero Cpn, 12/23/24 .. 1,481 1,424

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6785602.SQ.FTS.B, Zero Cpn, 12/23/24 .. $ 5,073 $ 4,948
6785872.SQ.FTS.B, Zero Cpn, 12/23/24 .. 26,483 24,064
6785939.SQ.FTS.B, Zero Cpn, 12/24/24 .. 933 866
6785969.SQ.FTS.B, Zero Cpn, 12/24/24 .. 4,117 4,024
6786030.SQ.FTS.B, Zero Cpn, 12/24/24 .. 1,111 814
6786035.SQ.FTS.B, Zero Cpn, 12/24/24 .. 1,966 1,637
6786052.SQ.FTS.B, Zero Cpn, 12/24/24 .. 14,030 13,311
6786228.SQ.FTS.B, Zero Cpn, 12/24/24 .. 632 568
6786237.SQ.FTS.B, Zero Cpn, 12/24/24 .. 11,239 11,018
6786435.SQ.FTS.B, Zero Cpn, 12/24/24 .. 8,732 8,276
6786543.SQ.FTS.B, Zero Cpn, 12/24/24 .. 3,656 3,490
6786592.SQ.FTS.B, Zero Cpn, 12/25/24 .. 9,612 9,211
6786721.SQ.FTS.B, Zero Cpn, 12/25/24 .. 8,804 8,442
6786832.SQ.FTS.B, Zero Cpn, 12/25/24 .. 5,330 2,361
6786902.SQ.FTS.B, Zero Cpn, 12/25/24 .. 6,075 5,750
6787012.SQ.FTS.B, Zero Cpn, 12/25/24 .. 2,300 2,171
6787060.SQ.FTS.B, Zero Cpn, 12/25/24 .. 2,396 2,305
6787128.SQ.FTS.B, Zero Cpn, 12/25/24 .. 13,552 13,207
6787765.SQ.FTS.B, Zero Cpn, 12/26/24 .. 3,555 3,452
6788053.SQ.FTS.B, Zero Cpn, 12/26/24 .. 1,578 1,406
6788087.SQ.FTS.B, Zero Cpn, 12/26/24 .. 1,110 1,025
6788153.SQ.FTS.B, Zero Cpn, 12/26/24 .. 893 870
6788204.SQ.FTS.B, Zero Cpn, 12/26/24 .. 1,268 1,243
6788252.SQ.FTS.B, Zero Cpn, 12/26/24 .. 365 357
6788285.SQ.FTS.B, Zero Cpn, 12/26/24 .. 2,472 2,387
6788352.SQ.FTS.B, Zero Cpn, 12/26/24 .. 6,438 5,709
6788772.SQ.FTS.B, Zero Cpn, 12/26/24 .. 5,256 5,079
6788984.SQ.FTS.B, Zero Cpn, 12/26/24 .. 17,832 17,276
6789406.SQ.FTS.B, Zero Cpn, 12/26/24 .. 2,012 1,467
6789468.SQ.FTS.B, Zero Cpn, 12/26/24 .. 7,945 7,701
6789753.SQ.FTS.B, Zero Cpn, 12/26/24 .. 7,874 7,638
6790015.SQ.FTS.B, Zero Cpn, 12/26/24 .. 4,278 4,054
6790092.SQ.FTS.B, Zero Cpn, 12/26/24 .. 34,412 32,996
6790849.SQ.FTS.B, Zero Cpn, 12/26/24 .. 2,011 1,925
6790891.SQ.FTS.B, Zero Cpn, 12/26/24 .. 3,814 3,733
6790976.SQ.FTS.B, Zero Cpn, 12/27/24 .. 14,198 13,907
6791523.SQ.FTS.B, Zero Cpn, 12/27/24 .. 3,090 2,955
6791588.SQ.FTS.B, Zero Cpn, 12/27/24 .. 3,583 3,475
6791791.SQ.FTS.B, Zero Cpn, 12/27/24 .. 8,177 7,997
6792133.SQ.FTS.B, Zero Cpn, 12/27/24 .. 2,951 2,805
6792201.SQ.FTS.B, Zero Cpn, 12/27/24 .. 15,767 11,717
6792484.SQ.FTS.B, Zero Cpn, 12/27/24 .. 3,825 3,650
6793520.SQ.FTS.B, Zero Cpn, 12/27/24 .. 4,547 4,229
6793570.SQ.FTS.B, Zero Cpn, 12/27/24 .. 862 826
6793584.SQ.FTS.B, Zero Cpn, 12/27/24 .. 9,353 8,942
6793702.SQ.FTS.B, Zero Cpn, 12/27/24 .. 12,849 12,552
6793937.SQ.FTS.B, Zero Cpn, 12/27/24 .. 809 450
6793946.SQ.FTS.B, Zero Cpn, 12/27/24 .. 329 316
6793965.SQ.FTS.B, Zero Cpn, 12/27/24 .. 4,317 2,889
6794028.SQ.FTS.B, Zero Cpn, 12/27/24 .. 512 489
6794037.SQ.FTS.B, Zero Cpn, 12/27/24 .. 2,615 2,525
6794081.SQ.FTS.B, Zero Cpn, 12/27/24 .. 19,030 18,883
6794818.SQ.FTS.B, Zero Cpn, 12/27/24 .. 3,412 3,268
6794863.SQ.FTS.B, Zero Cpn, 12/27/24 .. 2,063 1,800
6794888.SQ.FTS.B, Zero Cpn, 12/27/24 .. 1,727 1,666
6794934.SQ.FTS.B, Zero Cpn, 12/27/24 .. 1,230 808
6794964.SQ.FTS.B, Zero Cpn, 12/27/24 .. 2,211 2,159
6795031.SQ.FTS.B, Zero Cpn, 12/27/24 .. 19,021 16,556
Description
Principal
Amount Value
Block, Inc. (continued)
6795113.SQ.FTS.B, Zero Cpn, 12/28/24 .. $ 1,993 $ 1,955
6795245.SQ.FTS.B, Zero Cpn, 12/28/24 .. 17,508 16,020
6795711.SQ.FTS.B, Zero Cpn, 12/28/24 .. 1,974 1,919
6795766.SQ.FTS.B, Zero Cpn, 12/28/24 .. 5,602 5,507
6795958.SQ.FTS.B, Zero Cpn, 12/28/24 .. 3,541 2,999
6796024.SQ.FTS.B, Zero Cpn, 12/28/24 .. 30,667 25,822
6796531.SQ.FTS.B, Zero Cpn, 12/28/24 .. 1,997 1,957
6796595.SQ.FTS.B, Zero Cpn, 12/28/24 .. 1,069 1,013
6796634.SQ.FTS.B, Zero Cpn, 12/28/24 .. 6,950 6,704
6796698.SQ.FTS.B, Zero Cpn, 12/28/24 .. 1,211 1,126
6796712.SQ.FTS.B, Zero Cpn, 12/28/24 .. 915 820
6796725.SQ.FTS.B, Zero Cpn, 12/28/24 .. 16,648 15,668
6796927.SQ.FTS.B, Zero Cpn, 12/28/24 .. 6,149 4,495
6796986.SQ.FTS.B, Zero Cpn, 12/28/24 .. 4,955 3,671
6797001.SQ.FTS.B, Zero Cpn, 12/28/24 .. 657 653
6797012.SQ.FTS.B, Zero Cpn, 12/28/24 .. 931 741
6797025.SQ.FTS.B, Zero Cpn, 12/28/24 .. 7,762 7,416
6797083.SQ.FTS.B, Zero Cpn, 12/28/24 .. 1,082 980
6797101.SQ.FTS.B, Zero Cpn, 12/28/24 .. 2,995 2,940
6797242.SQ.FTS.B, Zero Cpn, 12/28/24 .. 3,771 3,489
6797317.SQ.FTS.B, Zero Cpn, 12/28/24 .. 2,686 2,576
6797340.SQ.FTS.B, Zero Cpn, 12/28/24 .. 2,707 2,658
6797388.SQ.FTS.B, Zero Cpn, 12/28/24 .. 1,094 1,031
6797430.SQ.FTS.B, Zero Cpn, 12/28/24 .. 7,494 7,354
6797569.SQ.FTS.B, Zero Cpn, 12/28/24 .. 1,632 1,592
6797593.SQ.FTS.B, Zero Cpn, 12/28/24 .. 2,658 2,547
6797691.SQ.FTS.B, Zero Cpn, 12/28/24 .. 5,268 5,194
6797813.SQ.FTS.B, Zero Cpn, 12/28/24 .. 2,041 2,022
6797895.SQ.FTS.B, Zero Cpn, 12/28/24 .. 1,031 488
6797907.SQ.FTS.B, Zero Cpn, 12/28/24 .. 16,242 14,987
6798078.SQ.FTS.B, Zero Cpn, 12/28/24 .. 14,821 14,158
6800039.SQ.FTS.B, Zero Cpn, 12/29/24 .. 3,454 3,316
6800152.SQ.FTS.B, Zero Cpn, 12/29/24 .. 2,625 2,543
6800364.SQ.FTS.B, Zero Cpn, 12/29/24 .. 3,704 3,551
6800482.SQ.FTS.B, Zero Cpn, 12/29/24 .. 595 556
6800599.SQ.FTS.B, Zero Cpn, 12/29/24 .. 2,036 1,964
6800647.SQ.FTS.B, Zero Cpn, 12/29/24 .. 692 673
6800673.SQ.FTS.B, Zero Cpn, 12/29/24 .. 974 849
6800730.SQ.FTS.B, Zero Cpn, 12/29/24 .. 10,285 9,477
6800956.SQ.FTS.B, Zero Cpn, 12/29/24 .. 33,322 32,277
6801604.SQ.FTS.B, Zero Cpn, 12/29/24 .. 1,672 1,603
6801649.SQ.FTS.B, Zero Cpn, 12/29/24 .. 2,154 2,088
6801689.SQ.FTS.B, Zero Cpn, 12/29/24 .. 3,068 2,960
6801737.SQ.FTS.B, Zero Cpn, 12/29/24 .. 7,886 7,574
6801912.SQ.FTS.B, Zero Cpn, 12/29/24 .. 502 479
6801948.SQ.FTS.B, Zero Cpn, 12/29/24 .. 9,363 8,974
6802055.SQ.FTS.B, Zero Cpn, 12/29/24 .. 7,099 6,489
6802237.SQ.FTS.B, Zero Cpn, 12/29/24 .. 61,706 57,424
6803130.SQ.FTS.B, Zero Cpn, 12/29/24 .. 7,331 6,704
6803215.SQ.FTS.B, Zero Cpn, 12/29/24 .. 13,401 13,067
6804772.SQ.FTS.B, Zero Cpn, 12/30/24 .. 44 43
6804795.SQ.FTS.B, Zero Cpn, 12/30/24 .. 790 769
6804813.SQ.FTS.B, Zero Cpn, 12/30/24 .. 707 688
6804846.SQ.FTS.B, Zero Cpn, 12/30/24 .. 19,900 19,355
6805352.SQ.FTS.B, Zero Cpn, 12/30/24 .. 2,905 2,781
6805465.SQ.FTS.B, Zero Cpn, 12/30/24 .. 3,415 3,346
6805577.SQ.FTS.B, Zero Cpn, 12/30/24 .. 469 466
6805630.SQ.FTS.B, Zero Cpn, 12/30/24 .. 1,371 1,202

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6805679.SQ.FTS.B, Zero Cpn, 12/30/24 .. $ 4,903 $ 3,894
6805763.SQ.FTS.B, Zero Cpn, 12/30/24 .. 7,937 7,615
6805962.SQ.FTS.B, Zero Cpn, 12/30/24 .. 5,321 4,869
6806067.SQ.FTS.B, Zero Cpn, 12/30/24 .. 952 911
6806079.SQ.FTS.B, Zero Cpn, 12/30/24 .. 3,581 3,450
6806300.SQ.FTS.B, Zero Cpn, 12/30/24 .. 572 553
6806302.SQ.FTS.B, Zero Cpn, 12/30/24 .. 72,442 70,229
6807859.SQ.FTS.B, Zero Cpn, 12/30/24 .. 6,619 6,386
6808038.SQ.FTS.B, Zero Cpn, 12/30/24 .. 3,645 3,472
6808132.SQ.FTS.B, Zero Cpn, 1/01/25 ... 5,171 4,266
6808192.SQ.FTS.B, Zero Cpn, 1/01/25 ... 2,882 2,689
6808231.SQ.FTS.B, Zero Cpn, 1/01/25 ... 7,561 7,395
6808323.SQ.FTS.B, Zero Cpn, 1/01/25 ... 5,679 5,583
6808402.SQ.FTS.B, Zero Cpn, 1/01/25 ... 1,073 1,055
6808422.SQ.FTS.B, Zero Cpn, 1/01/25 ... 873 837
6808442.SQ.FTS.B, Zero Cpn, 1/01/25 ... 5,370 5,123
6808513.SQ.FTS.B, Zero Cpn, 1/01/25 ... 4,069 3,980
6808615.SQ.FTS.B, Zero Cpn, 1/01/25 ... 2,231 2,155
6808655.SQ.FTS.B, Zero Cpn, 1/01/25 ... 1,162 1,065
6808675.SQ.FTS.B, Zero Cpn, 1/01/25 ... 76 75
6808699.SQ.FTS.B, Zero Cpn, 1/01/25 ... 2,339 2,220
6808737.SQ.FTS.B, Zero Cpn, 1/01/25 ... 2,083 2,014
6808845.SQ.FTS.B, Zero Cpn, 1/01/25 ... 2,478 2,404
6808881.SQ.FTS.B, Zero Cpn, 1/01/25 ... 3,465 2,719
6808922.SQ.FTS.B, Zero Cpn, 1/01/25 ... 2,448 2,183
6808946.SQ.FTS.B, Zero Cpn, 1/01/25 ... 2,575 2,541
6809043.SQ.FTS.B, Zero Cpn, 1/02/25 ... 6,495 6,237
6809101.SQ.FTS.B, Zero Cpn, 1/02/25 ... 667 650
6809112.SQ.FTS.B, Zero Cpn, 1/02/25 ... 608 575
6809126.SQ.FTS.B, Zero Cpn, 1/02/25 ... 4,377 4,221
6809193.SQ.FTS.B, Zero Cpn, 1/02/25 ... 6,622 6,028
6809269.SQ.FTS.B, Zero Cpn, 1/02/25 ... 2,326 2,065
6809350.SQ.FTS.B, Zero Cpn, 1/02/25 ... 1,680 835
6809366.SQ.FTS.B, Zero Cpn, 1/02/25 ... 538 519
6809375.SQ.FTS.B, Zero Cpn, 1/02/25 ... 1,485 1,041
6809388.SQ.FTS.B, Zero Cpn, 1/02/25 ... 4,325 4,145
6809448.SQ.FTS.B, Zero Cpn, 1/02/25 ... 833 816
6809469.SQ.FTS.B, Zero Cpn, 1/02/25 ... 3,732 3,540
6809516.SQ.FTS.B, Zero Cpn, 1/02/25 ... 4,100 3,922
6809576.SQ.FTS.B, Zero Cpn, 1/02/25 ... 1,367 1,034
6809587.SQ.FTS.B, Zero Cpn, 1/02/25 ... 672 610
6809598.SQ.FTS.B, Zero Cpn, 1/02/25 ... 4,696 4,411
6809641.SQ.FTS.B, Zero Cpn, 1/02/25 ... 2,527 2,415
6809670.SQ.FTS.B, Zero Cpn, 1/02/25 ... 2,248 2,230
6809875.SQ.FTS.B, Zero Cpn, 1/03/25 ... 7,805 7,392
6810050.SQ.FTS.B, Zero Cpn, 1/03/25 ... 20,161 19,337
6810659.SQ.FTS.B, Zero Cpn, 1/03/25 ... 4,389 4,174
6811174.SQ.FTS.B, Zero Cpn, 1/03/25 ... 3,569 2,875
6811219.SQ.FTS.B, Zero Cpn, 1/03/25 ... 1,591 1,579
6811290.SQ.FTS.B, Zero Cpn, 1/03/25 ... 3,405 3,260
6811328.SQ.FTS.B, Zero Cpn, 1/03/25 ... 25,863 24,465
6811666.SQ.FTS.B, Zero Cpn, 1/03/25 ... 8,036 7,367
6811779.SQ.FTS.B, Zero Cpn, 1/03/25 ... 7,228 6,845
6811915.SQ.FTS.B, Zero Cpn, 1/03/25 ... 589 582
6811944.SQ.FTS.B, Zero Cpn, 1/03/25 ... 508 485
6812018.SQ.FTS.B, Zero Cpn, 1/03/25 ... 9,528 8,800
6812204.SQ.FTS.B, Zero Cpn, 1/03/25 ... 370 326
6812219.SQ.FTS.B, Zero Cpn, 1/03/25 ... 1,573 1,268
Description
Principal
Amount Value
Block, Inc. (continued)
6812325.SQ.FTS.B, Zero Cpn, 1/03/25 ... $ 579 $ 554
6812340.SQ.FTS.B, Zero Cpn, 1/03/25 ... 3,177 3,120
6812405.SQ.FTS.B, Zero Cpn, 1/03/25 ... 5,576 5,325
6812500.SQ.FTS.B, Zero Cpn, 1/03/25 ... 2,822 2,783
6812583.SQ.FTS.B, Zero Cpn, 1/03/25 ... 2,168 2,057
6812645.SQ.FTS.B, Zero Cpn, 1/03/25 ... 2,612 2,535
6812699.SQ.FTS.B, Zero Cpn, 1/03/25 ... 2,951 2,858
6812742.SQ.FTS.B, Zero Cpn, 1/03/25 ... 18,091 17,507
6812962.SQ.FTS.B, Zero Cpn, 1/03/25 ... 2,338 2,213
6813004.SQ.FTS.B, Zero Cpn, 1/03/25 ... 2,724 2,515
6813242.SQ.FTS.B, Zero Cpn, 1/04/25 ... 4,275 4,096
6813428.SQ.FTS.B, Zero Cpn, 1/04/25 ... 2,670 2,576
6813457.SQ.FTS.B, Zero Cpn, 1/04/25 ... 569 502
6813464.SQ.FTS.B, Zero Cpn, 1/04/25 ... 615 571
6813473.SQ.FTS.B, Zero Cpn, 1/04/25 ... 17,678 17,184
6813713.SQ.FTS.B, Zero Cpn, 1/04/25 ... 5,208 5,098
6813899.SQ.FTS.B, Zero Cpn, 1/04/25 ... 7,370 7,058
6813991.SQ.FTS.B, Zero Cpn, 1/04/25 ... 4,791 4,628
6814316.SQ.FTS.B, Zero Cpn, 1/05/25 ... 18,301 15,927
6814762.SQ.FTS.B, Zero Cpn, 1/05/25 ... 1,504 1,442
6814783.SQ.FTS.B, Zero Cpn, 1/05/25 ... 3,172 2,988
6814859.SQ.FTS.B, Zero Cpn, 1/05/25 ... 13,679 13,119
6815184.SQ.FTS.B, Zero Cpn, 1/05/25 ... 1,240 1,093
6815214.SQ.FTS.B, Zero Cpn, 1/05/25 ... 15,988 15,092
6815496.SQ.FTS.B, Zero Cpn, 1/05/25 ... 56,183 49,999
6816146.SQ.FTS.B, Zero Cpn, 1/05/25 ... 1,360 1,336
6816187.SQ.FTS.B, Zero Cpn, 1/05/25 ... 15,592 15,301
6816661.SQ.FTS.B, Zero Cpn, 1/05/25 ... 13,909 11,801
6816811.SQ.FTS.B, Zero Cpn, 1/05/25 ... 8,448 8,092
6816940.SQ.FTS.B, Zero Cpn, 1/05/25 ... 7,572 7,313
6817048.SQ.FTS.B, Zero Cpn, 1/05/25 ... 32,913 31,032
6818914.SQ.FTS.B, Zero Cpn, 1/06/25 ... 11,969 11,293
6819107.SQ.FTS.B, Zero Cpn, 1/06/25 ... 2,958 2,805
6819244.SQ.FTS.B, Zero Cpn, 1/06/25 ... 999 921
6819267.SQ.FTS.B, Zero Cpn, 1/06/25 ... 404 364
6819280.SQ.FTS.B, Zero Cpn, 1/06/25 ... 1,331 1,103
6819303.SQ.FTS.B, Zero Cpn, 1/06/25 ... 2,873 2,711
6819380.SQ.FTS.B, Zero Cpn, 1/06/25 ... 209 206
6819599.SQ.FTS.B, Zero Cpn, 1/06/25 ... 3,525 3,381
6819804.SQ.FTS.B, Zero Cpn, 1/06/25 ... 2,724 2,642
6819930.SQ.FTS.B, Zero Cpn, 1/06/25 ... 8,019 7,665
6820141.SQ.FTS.B, Zero Cpn, 1/06/25 ... 9,170 8,782
6820295.SQ.FTS.B, Zero Cpn, 1/06/25 ... 1,159 1,099
6820334.SQ.FTS.B, Zero Cpn, 1/06/25 ... 23,004 22,222
6820797.SQ.FTS.B, Zero Cpn, 1/06/25 ... 6,041 4,975
6820854.SQ.FTS.B, Zero Cpn, 1/06/25 ... 28,102 27,149
6821264.SQ.FTS.B, Zero Cpn, 1/06/25 ... 48,261 36,809
6821924.SQ.FTS.B, Zero Cpn, 1/06/25 ... 7,927 7,770
6822114.SQ.FTS.B, Zero Cpn, 1/06/25 ... 1,953 1,718
6822156.SQ.FTS.B, Zero Cpn, 1/06/25 ... 5,302 5,081
6822326.SQ.FTS.B, Zero Cpn, 1/06/25 ... 38,440 36,891
6822488.SQ.FTS.B, Zero Cpn, 1/07/25 ... 770 763
6822545.SQ.FTS.B, Zero Cpn, 1/07/25 ... 27,143 23,230
6823063.SQ.FTS.B, Zero Cpn, 1/07/25 ... 3,828 3,709
6823299.SQ.FTS.B, Zero Cpn, 1/07/25 ... 1,007 936
6823326.SQ.FTS.B, Zero Cpn, 1/07/25 ... 22,219 21,201
6823888.SQ.FTS.B, Zero Cpn, 1/07/25 ... 11,810 11,549
6824226.SQ.FTS.B, Zero Cpn, 1/07/25 ... 3,685 3,305

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6824272.SQ.FTS.B, Zero Cpn, 1/07/25 ... $ 373 $ 361
6824276.SQ.FTS.B, Zero Cpn, 1/07/25 ... 1,592 1,530
6824307.SQ.FTS.B, Zero Cpn, 1/07/25 ... 9,462 9,242
6824522.SQ.FTS.B, Zero Cpn, 1/07/25 ... 6,553 4,996
6824643.SQ.FTS.B, Zero Cpn, 1/07/25 ... 2,296 2,222
6824684.SQ.FTS.B, Zero Cpn, 1/07/25 ... 1,480 1,383
6824700.SQ.FTS.B, Zero Cpn, 1/07/25 ... 8,418 8,196
6824904.SQ.FTS.B, Zero Cpn, 1/07/25 ... 958 886
6824918.SQ.FTS.B, Zero Cpn, 1/07/25 ... 13,140 12,433
6825133.SQ.FTS.B, Zero Cpn, 1/07/25 ... 631 609
6825144.SQ.FTS.B, Zero Cpn, 1/07/25 ... 10,778 10,303
6825415.SQ.FTS.B, Zero Cpn, 1/07/25 ... 3,692 3,185
6825535.SQ.FTS.B, Zero Cpn, 1/07/25 ... 1,422 1,327
6825568.SQ.FTS.B, Zero Cpn, 1/07/25 ... 6,288 5,573
6825697.SQ.FTS.B, Zero Cpn, 1/07/25 ... 1,719 1,688
6825751.SQ.FTS.B, Zero Cpn, 1/08/25 ... 4,477 4,357
6825882.SQ.FTS.B, Zero Cpn, 1/08/25 ... 3,781 3,688
6825993.SQ.FTS.B, Zero Cpn, 1/08/25 ... 2,343 2,184
6826034.SQ.FTS.B, Zero Cpn, 1/08/25 ... 4,070 3,963
6826119.SQ.FTS.B, Zero Cpn, 1/08/25 ... 2,230 2,134
6826158.SQ.FTS.B, Zero Cpn, 1/08/25 ... 648 639
6826181.SQ.FTS.B, Zero Cpn, 1/08/25 ... 1,652 1,281
6826212.SQ.FTS.B, Zero Cpn, 1/08/25 ... 17,379 13,974
6826509.SQ.FTS.B, Zero Cpn, 1/08/25 ... 3,309 3,092
6826580.SQ.FTS.B, Zero Cpn, 1/08/25 ... 1,243 1,126
6826592.SQ.FTS.B, Zero Cpn, 1/08/25 ... 4,497 4,262
6826668.SQ.FTS.B, Zero Cpn, 1/09/25 ... 2,802 2,616
6826707.SQ.FTS.B, Zero Cpn, 1/09/25 ... 696 639
6826739.SQ.FTS.B, Zero Cpn, 1/09/25 ... 9,963 9,554
6826864.SQ.FTS.B, Zero Cpn, 1/09/25 ... 8,452 7,823
6826936.SQ.FTS.B, Zero Cpn, 1/09/25 ... 1,683 1,344
6826954.SQ.FTS.B, Zero Cpn, 1/09/25 ... 1,854 1,604
6826965.SQ.FTS.B, Zero Cpn, 1/09/25 ... 4,716 4,515
6827030.SQ.FTS.B, Zero Cpn, 1/09/25 ... 3,199 3,132
6827100.SQ.FTS.B, Zero Cpn, 1/09/25 ... 6,324 5,872
6827188.SQ.FTS.B, Zero Cpn, 1/09/25 ... 814 628
6827196.SQ.FTS.B, Zero Cpn, 1/09/25 ... 7,362 7,180
6827370.SQ.FTS.B, Zero Cpn, 1/09/25 ... 5,152 4,974
6828140.SQ.FTS.B, Zero Cpn, 1/10/25 ... 889 859
6828159.SQ.FTS.B, Zero Cpn, 1/10/25 ... 1,016 990
6828179.SQ.FTS.B, Zero Cpn, 1/10/25 ... 3,882 3,673
6828257.SQ.FTS.B, Zero Cpn, 1/10/25 ... 1,465 1,426
6828318.SQ.FTS.B, Zero Cpn, 1/10/25 ... 8,653 8,235
6828508.SQ.FTS.B, Zero Cpn, 1/10/25 ... 880 852
6828551.SQ.FTS.B, Zero Cpn, 1/10/25 ... 5,656 5,421
6828714.SQ.FTS.B, Zero Cpn, 1/10/25 ... 4,656 4,402
6828832.SQ.FTS.B, Zero Cpn, 1/10/25 ... 4,991 3,957
6828901.SQ.FTS.B, Zero Cpn, 1/10/25 ... 769 627
6828911.SQ.FTS.B, Zero Cpn, 1/10/25 ... 2,861 2,798
6828951.SQ.FTS.B, Zero Cpn, 1/10/25 ... 7,711 7,009
6829013.SQ.FTS.B, Zero Cpn, 1/10/25 ... 32,123 31,062
6829291.SQ.FTS.B, Zero Cpn, 1/10/25 ... 15,638 13,438
6829368.SQ.FTS.B, Zero Cpn, 1/10/25 ... 730 714
6829390.SQ.FTS.B, Zero Cpn, 1/10/25 ... 2,968 2,791
6829424.SQ.FTS.B, Zero Cpn, 1/10/25 ... 4,326 4,233
6829445.SQ.FTS.B, Zero Cpn, 1/10/25 ... 112 110
6829450.SQ.FTS.B, Zero Cpn, 1/10/25 ... 7,629 7,314
6829529.SQ.FTS.B, Zero Cpn, 1/10/25 ... 24,459 23,554
Description
Principal
Amount Value
Block, Inc. (continued)
6830214.SQ.FTS.B, Zero Cpn, 1/10/25 ... $ 4,047 $ 3,874
6830230.SQ.FTS.B, Zero Cpn, 1/10/25 ... 6,826 6,018
6830282.SQ.FTS.B, Zero Cpn, 1/10/25 ... 736 717
6830322.SQ.FTS.B, Zero Cpn, 1/10/25 ... 806 775
6830371.SQ.FTS.B, Zero Cpn, 1/10/25 ... 6,346 6,066
6830508.SQ.FTS.B, Zero Cpn, 1/10/25 ... 846 807
6830522.SQ.FTS.B, Zero Cpn, 1/10/25 ... 2,637 2,552
6830593.SQ.FTS.B, Zero Cpn, 1/10/25 ... 8,484 8,186
6830814.SQ.FTS.B, Zero Cpn, 1/11/25 ... 7,579 7,348
6831048.SQ.FTS.B, Zero Cpn, 1/11/25 ... 1,804 1,735
6831092.SQ.FTS.B, Zero Cpn, 1/11/25 ... 2,395 2,271
6831237.SQ.FTS.B, Zero Cpn, 1/11/25 ... 1,829 1,731
6831348.SQ.FTS.B, Zero Cpn, 1/11/25 ... 54,102 50,030
6832254.SQ.FTS.B, Zero Cpn, 1/11/25 ... 1,447 1,349
6832268.SQ.FTS.B, Zero Cpn, 1/11/25 ... 3,044 2,943
6832316.SQ.FTS.B, Zero Cpn, 1/11/25 ... 8,195 7,778
6832385.SQ.FTS.B, Zero Cpn, 1/11/25 ... 15,253 14,449
6832657.SQ.FTS.B, Zero Cpn, 1/11/25 ... 6,563 6,205
6832814.SQ.FTS.B, Zero Cpn, 1/11/25 ... 4,939 4,720
6833032.SQ.FTS.B, Zero Cpn, 1/11/25 ... 21,566 20,829
6833386.SQ.FTS.B, Zero Cpn, 1/11/25 ... 24,517 23,751
6833705.SQ.FTS.B, Zero Cpn, 1/11/25 ... 1,369 1,309
6833726.SQ.FTS.B, Zero Cpn, 1/11/25 ... 14,754 14,247
6833858.SQ.FTS.B, Zero Cpn, 1/12/25 ... 4,059 3,919
6834075.SQ.FTS.B, Zero Cpn, 1/12/25 ... 6,422 6,187
6834164.SQ.FTS.B, Zero Cpn, 1/12/25 ... 1,481 1,364
6834245.SQ.FTS.B, Zero Cpn, 1/12/25 ... 3,348 3,277
6834338.SQ.FTS.B, Zero Cpn, 1/12/25 ... 9,091 8,514
6834576.SQ.FTS.B, Zero Cpn, 1/12/25 ... 230 224
6834730.SQ.FTS.B, Zero Cpn, 1/12/25 ... 12,405 12,056
6835083.SQ.FTS.B, Zero Cpn, 1/12/25 ... 4,464 4,082
6835172.SQ.FTS.B, Zero Cpn, 1/12/25 ... 583 574
6835175.SQ.FTS.B, Zero Cpn, 1/12/25 ... 6,353 6,192
6835286.SQ.FTS.B, Zero Cpn, 1/12/25 ... 5,392 4,841
6835400.SQ.FTS.B, Zero Cpn, 1/12/25 ... 11,512 11,109
6835522.SQ.FTS.B, Zero Cpn, 1/12/25 ... 922 763
6835534.SQ.FTS.B, Zero Cpn, 1/12/25 ... 3,502 3,412
6835584.SQ.FTS.B, Zero Cpn, 1/12/25 ... 4,051 3,836
6835645.SQ.FTS.B, Zero Cpn, 1/12/25 ... 1,022 968
6835679.SQ.FTS.B, Zero Cpn, 1/12/25 ... 3,289 3,128
6835781.SQ.FTS.B, Zero Cpn, 1/12/25 ... 20,845 19,939
6835999.SQ.FTS.B, Zero Cpn, 1/12/25 ... 14,066 12,853
6836263.SQ.FTS.B, Zero Cpn, 1/12/25 ... 31,371 30,271
6838444.SQ.FTS.B, Zero Cpn, 1/13/25 ... 6,496 5,979
6838587.SQ.FTS.B, Zero Cpn, 1/13/25 ... 3,143 2,918
6838661.SQ.FTS.B, Zero Cpn, 1/13/25 ... 3,835 3,497
6838986.SQ.FTS.B, Zero Cpn, 1/13/25 ... 927 885
6839017.SQ.FTS.B, Zero Cpn, 1/13/25 ... 1,123 1,077
6839109.SQ.FTS.B, Zero Cpn, 1/13/25 ... 4,441 4,288
6839231.SQ.FTS.B, Zero Cpn, 1/13/25 ... 6,652 6,432
6839397.SQ.FTS.B, Zero Cpn, 1/13/25 ... 2,393 2,275
6839460.SQ.FTS.B, Zero Cpn, 1/13/25 ... 3,821 3,688
6839532.SQ.FTS.B, Zero Cpn, 1/13/25 ... 20,007 19,311
6840011.SQ.FTS.B, Zero Cpn, 1/13/25 ... 5,848 5,692
6840156.SQ.FTS.B, Zero Cpn, 1/13/25 ... 8,360 7,225
6840285.SQ.FTS.B, Zero Cpn, 1/13/25 ... 13,109 11,263
6840492.SQ.FTS.B, Zero Cpn, 1/13/25 ... 2,646 2,520
6840562.SQ.FTS.B, Zero Cpn, 1/13/25 ... 22,496 22,146

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6841773.SQ.FTS.B, Zero Cpn, 1/13/25 ... $ 44,136 $ 41,545
6842174.SQ.FTS.B, Zero Cpn, 1/14/25 ... 9,218 8,463
6842467.SQ.FTS.B, Zero Cpn, 1/14/25 ... 3,046 2,775
6842558.SQ.FTS.B, Zero Cpn, 1/14/25 ... 377 359
6842576.SQ.FTS.B, Zero Cpn, 1/14/25 ... 6,082 5,863
6842903.SQ.FTS.B, Zero Cpn, 1/14/25 ... 7,788 6,994
6843076.SQ.FTS.B, Zero Cpn, 1/14/25 ... 2,217 2,126
6843139.SQ.FTS.B, Zero Cpn, 1/14/25 ... 4,816 4,625
6843330.SQ.FTS.B, Zero Cpn, 1/14/25 ... 22,821 21,368
6843843.SQ.FTS.B, Zero Cpn, 1/14/25 ... 33,032 31,623
6844326.SQ.FTS.B, Zero Cpn, 1/14/25 ... 1,072 611
6844340.SQ.FTS.B, Zero Cpn, 1/14/25 ... 4,329 4,233
6844425.SQ.FTS.B, Zero Cpn, 1/14/25 ... 3,799 3,725
6844499.SQ.FTS.B, Zero Cpn, 1/14/25 ... 1,278 1,156
6844504.SQ.FTS.B, Zero Cpn, 1/14/25 ... 17,316 16,099
6844756.SQ.FTS.B, Zero Cpn, 1/14/25 ... 2,481 2,394
6844839.SQ.FTS.B, Zero Cpn, 1/14/25 ... 5,801 5,603
6844947.SQ.FTS.B, Zero Cpn, 1/14/25 ... 9,535 9,282
6845163.SQ.FTS.B, Zero Cpn, 1/14/25 ... 3,683 3,598
6845224.SQ.FTS.B, Zero Cpn, 1/14/25 ... 5,489 5,137
6845298.SQ.FTS.B, Zero Cpn, 1/15/25 ... 75,483 72,726
6846325.SQ.FTS.B, Zero Cpn, 1/16/25 ... 1,431 1,364
6846350.SQ.FTS.B, Zero Cpn, 1/16/25 ... 1,465 1,447
6846380.SQ.FTS.B, Zero Cpn, 1/16/25 ... 180 179
6846424.SQ.FTS.B, Zero Cpn, 1/16/25 ... 177 175
6846441.SQ.FTS.B, Zero Cpn, 1/16/25 ... 5,071 4,914
6846525.SQ.FTS.B, Zero Cpn, 1/16/25 ... 3,125 3,020
6846564.SQ.FTS.B, Zero Cpn, 1/16/25 ... 2,386 2,197
6846600.SQ.FTS.B, Zero Cpn, 1/16/25 ... 481 468
6846610.SQ.FTS.B, Zero Cpn, 1/16/25 ... 2,136 2,079
6846643.SQ.FTS.B, Zero Cpn, 1/16/25 ... 14,386 13,751
6846819.SQ.FTS.B, Zero Cpn, 1/16/25 ... 368 350
6846824.SQ.FTS.B, Zero Cpn, 1/16/25 ... 3,695 3,591
6847031.SQ.FTS.B, Zero Cpn, 1/17/25 ... 960 908
6847041.SQ.FTS.B, Zero Cpn, 1/17/25 ... 1,009 993
6847055.SQ.FTS.B, Zero Cpn, 1/17/25 ... 11,792 11,690
6847762.SQ.FTS.B, Zero Cpn, 1/17/25 ... 8,255 8,042
6847986.SQ.FTS.B, Zero Cpn, 1/17/25 ... 9,050 8,742
6848142.SQ.FTS.B, Zero Cpn, 1/17/25 ... 2,580 2,511
6848179.SQ.FTS.B, Zero Cpn, 1/17/25 ... 10,319 9,765
6848316.SQ.FTS.B, Zero Cpn, 1/17/25 ... 15,435 14,950
6848533.SQ.FTS.B, Zero Cpn, 1/17/25 ... 8,916 8,359
6848723.SQ.FTS.B, Zero Cpn, 1/17/25 ... 4,040 3,186
6848782.SQ.FTS.B, Zero Cpn, 1/17/25 ... 52,714 49,148
6849472.SQ.FTS.B, Zero Cpn, 1/17/25 ... 6,875 6,731
6849618.SQ.FTS.B, Zero Cpn, 1/17/25 ... 3,516 3,416
6849686.SQ.FTS.B, Zero Cpn, 1/17/25 ... 427 419
6849695.SQ.FTS.B, Zero Cpn, 1/17/25 ... 3,007 2,795
6849748.SQ.FTS.B, Zero Cpn, 1/17/25 ... 7,664 7,558
6850363.SQ.FTS.B, Zero Cpn, 1/18/25 ... 6,112 5,699
6850527.SQ.FTS.B, Zero Cpn, 1/18/25 ... 724 721
6850619.SQ.FTS.B, Zero Cpn, 1/18/25 ... 240 233
6850718.SQ.FTS.B, Zero Cpn, 1/18/25 ... 8,057 7,602
6850861.SQ.FTS.B, Zero Cpn, 1/18/25 ... 6,037 4,815
6850978.SQ.FTS.B, Zero Cpn, 1/18/25 ... 14,897 14,672
6851489.SQ.FTS.B, Zero Cpn, 1/18/25 ... 41,951 40,504
6852156.SQ.FTS.B, Zero Cpn, 1/18/25 ... 1,317 1,275
6852250.SQ.FTS.B, Zero Cpn, 1/18/25 ... 7,598 7,040
Description
Principal
Amount Value
Block, Inc. (continued)
6852319.SQ.FTS.B, Zero Cpn, 1/18/25 ... $ 1,847 $ 1,556
6852343.SQ.FTS.B, Zero Cpn, 1/18/25 ... 579 563
6852350.SQ.FTS.B, Zero Cpn, 1/18/25 ... 1,527 1,479
6852362.SQ.FTS.B, Zero Cpn, 1/18/25 ... 1,393 1,355
6852397.SQ.FTS.B, Zero Cpn, 1/18/25 ... 3,082 3,020
6852448.SQ.FTS.B, Zero Cpn, 1/18/25 ... 10,050 9,910
6852669.SQ.FTS.B, Zero Cpn, 1/18/25 ... 2,056 1,970
6852714.SQ.FTS.B, Zero Cpn, 1/18/25 ... 14,118 13,372
6852998.SQ.FTS.B, Zero Cpn, 1/18/25 ... 10,469 9,930
6853138.SQ.FTS.B, Zero Cpn, 1/18/25 ... 7,029 6,663
6853217.SQ.FTS.B, Zero Cpn, 1/18/25 ... 1,425 1,337
6853261.SQ.FTS.B, Zero Cpn, 1/18/25 ... 9,706 9,162
6853445.SQ.FTS.B, Zero Cpn, 1/18/25 ... 1,949 1,927
6853540.SQ.FTS.B, Zero Cpn, 1/18/25 ... 11,728 11,243
6853599.SQ.FTS.B, Zero Cpn, 1/19/25 ... 2,522 2,441
6853678.SQ.FTS.B, Zero Cpn, 1/19/25 ... 4,528 2,139
6853747.SQ.FTS.B, Zero Cpn, 1/19/25 ... 8,872 8,591
6854031.SQ.FTS.B, Zero Cpn, 1/19/25 ... 197 192
6854061.SQ.FTS.B, Zero Cpn, 1/19/25 ... 1,548 1,096
6854113.SQ.FTS.B, Zero Cpn, 1/19/25 ... 1,150 594
6854153.SQ.FTS.B, Zero Cpn, 1/19/25 ... 681 664
6854255.SQ.FTS.B, Zero Cpn, 1/19/25 ... 1,116 1,056
6854334.SQ.FTS.B, Zero Cpn, 1/19/25 ... 2,373 1,825
6854381.SQ.FTS.B, Zero Cpn, 1/19/25 ... 2,378 2,093
6854489.SQ.FTS.B, Zero Cpn, 1/19/25 ... 13,593 13,055
6854785.SQ.FTS.B, Zero Cpn, 1/19/25 ... 6,111 5,799
6854877.SQ.FTS.B, Zero Cpn, 1/19/25 ... 676 659
6854897.SQ.FTS.B, Zero Cpn, 1/19/25 ... 4,820 3,813
6854996.SQ.FTS.B, Zero Cpn, 1/19/25 ... 6,086 4,809
6855069.SQ.FTS.B, Zero Cpn, 1/19/25 ... 5,835 5,693
6855155.SQ.FTS.B, Zero Cpn, 1/19/25 ... 2,607 2,541
6855203.SQ.FTS.B, Zero Cpn, 1/19/25 ... 6,279 5,969
6855292.SQ.FTS.B, Zero Cpn, 1/19/25 ... 678 643
6855299.SQ.FTS.B, Zero Cpn, 1/19/25 ... 38,250 36,317
6855976.SQ.FTS.B, Zero Cpn, 1/19/25 ... 11,159 10,598
6856117.SQ.FTS.B, Zero Cpn, 1/19/25 ... 2,767 2,734
6856230.SQ.FTS.B, Zero Cpn, 1/19/25 ... 2,917 2,844
6856361.SQ.FTS.B, Zero Cpn, 1/19/25 ... 886 617
6856405.SQ.FTS.B, Zero Cpn, 1/19/25 ... 2,511 2,430
6856451.SQ.FTS.B, Zero Cpn, 1/19/25 ... 5,870 4,417
6856521.SQ.FTS.B, Zero Cpn, 1/19/25 ... 15,317 14,554
6858159.SQ.FTS.B, Zero Cpn, 1/20/25 ... 931 904
6858228.SQ.FTS.B, Zero Cpn, 1/20/25 ... 6,670 5,978
6858315.SQ.FTS.B, Zero Cpn, 1/20/25 ... 8,769 7,731
6858620.SQ.FTS.B, Zero Cpn, 1/20/25 ... 1,235 1,211
6858720.SQ.FTS.B, Zero Cpn, 1/20/25 ... 664 373
6858763.SQ.FTS.B, Zero Cpn, 1/20/25 ... 1,667 1,614
6858854.SQ.FTS.B, Zero Cpn, 1/20/25 ... 11,374 10,564
6859076.SQ.FTS.B, Zero Cpn, 1/20/25 ... 5,632 5,436
6859829.SQ.FTS.B, Zero Cpn, 1/20/25 ... 2,235 2,149
6859865.SQ.FTS.B, Zero Cpn, 1/20/25 ... 21,801 20,857
6860349.SQ.FTS.B, Zero Cpn, 1/20/25 ... 845 823
6860390.SQ.FTS.B, Zero Cpn, 1/20/25 ... 775 722
6860414.SQ.FTS.B, Zero Cpn, 1/20/25 ... 16,563 15,351
6860713.SQ.FTS.B, Zero Cpn, 1/20/25 ... 4,164 3,202
6860765.SQ.FTS.B, Zero Cpn, 1/20/25 ... 7,431 7,226
6860904.SQ.FTS.B, Zero Cpn, 1/20/25 ... 44,217 42,058
6861560.SQ.FTS.B, Zero Cpn, 1/20/25 ... 16,838 16,527

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6861610.SQ.FTS.B, Zero Cpn, 1/21/25 ... $ 20,007 $ 17,286
6862126.SQ.FTS.B, Zero Cpn, 1/21/25 ... 2,919 2,735
6862297.SQ.FTS.B, Zero Cpn, 1/21/25 ... 6,491 6,104
6862450.SQ.FTS.B, Zero Cpn, 1/21/25 ... 1,161 1,121
6862483.SQ.FTS.B, Zero Cpn, 1/21/25 ... 4,887 4,632
6862595.SQ.FTS.B, Zero Cpn, 1/21/25 ... 5,432 5,201
6862726.SQ.FTS.B, Zero Cpn, 1/21/25 ... 4,113 3,969
6862848.SQ.FTS.B, Zero Cpn, 1/21/25 ... 33,892 32,169
6863642.SQ.FTS.B, Zero Cpn, 1/21/25 ... 22,905 22,122
6864093.SQ.FTS.B, Zero Cpn, 1/21/25 ... 1,507 1,472
6864136.SQ.FTS.B, Zero Cpn, 1/21/25 ... 12,037 11,545
6864433.SQ.FTS.B, Zero Cpn, 1/21/25 ... 9,493 9,187
6864604.SQ.FTS.B, Zero Cpn, 1/22/25 ... 18,959 18,319
6864947.SQ.FTS.B, Zero Cpn, 1/22/25 ... 2,518 2,493
6865001.SQ.FTS.B, Zero Cpn, 1/22/25 ... 16,921 15,475
6865169.SQ.FTS.B, Zero Cpn, 1/22/25 ... 5,396 5,296
6865251.SQ.FTS.B, Zero Cpn, 1/22/25 ... 4,056 3,939
6865311.SQ.FTS.B, Zero Cpn, 1/23/25 ... 1,432 1,381
6865330.SQ.FTS.B, Zero Cpn, 1/23/25 ... 2,107 1,360
6865359.SQ.FTS.B, Zero Cpn, 1/23/25 ... 12,326 11,909
6865547.SQ.FTS.B, Zero Cpn, 1/23/25 ... 530 510
6865560.SQ.FTS.B, Zero Cpn, 1/23/25 ... 1,226 1,204
6865580.SQ.FTS.B, Zero Cpn, 1/23/25 ... 2,662 1,687
6865607.SQ.FTS.B, Zero Cpn, 1/23/25 ... 4,592 4,117
6865702.SQ.FTS.B, Zero Cpn, 1/23/25 ... 1,532 1,485
6865728.SQ.FTS.B, Zero Cpn, 1/23/25 ... 2,892 2,743
6865768.SQ.FTS.B, Zero Cpn, 1/23/25 ... 7,133 6,828
6865884.SQ.FTS.B, Zero Cpn, 1/23/25 ... 1,012 992
6865910.SQ.FTS.B, Zero Cpn, 1/23/25 ... 1,089 1,047
6865924.SQ.FTS.B, Zero Cpn, 1/23/25 ... 3,973 3,917
6866262.SQ.FTS.B, Zero Cpn, 1/24/25 ... 4,331 4,151
6866461.SQ.FTS.B, Zero Cpn, 1/24/25 ... 6,178 5,699
6866666.SQ.FTS.B, Zero Cpn, 1/24/25 ... 7,364 7,100
6866865.SQ.FTS.B, Zero Cpn, 1/24/25 ... 1,311 1,256
6866900.SQ.FTS.B, Zero Cpn, 1/24/25 ... 1,725 1,659
6866949.SQ.FTS.B, Zero Cpn, 1/24/25 ... 5,543 5,415
6867081.SQ.FTS.B, Zero Cpn, 1/24/25 ... 13,810 12,901
6867279.SQ.FTS.B, Zero Cpn, 1/24/25 ... 19,259 17,848
6867556.SQ.FTS.B, Zero Cpn, 1/24/25 ... 3,092 2,953
6867593.SQ.FTS.B, Zero Cpn, 1/24/25 ... 2,395 2,150
6867629.SQ.FTS.B, Zero Cpn, 1/24/25 ... 9,833 9,486
6867756.SQ.FTS.B, Zero Cpn, 1/24/25 ... 1,580 1,479
6867830.SQ.FTS.B, Zero Cpn, 1/24/25 ... 1,477 1,437
6867840.SQ.FTS.B, Zero Cpn, 1/24/25 ... 7,224 6,972
6867914.SQ.FTS.B, Zero Cpn, 1/24/25 ... 5,210 4,889
6867976.SQ.FTS.B, Zero Cpn, 1/24/25 ... 24,525 20,116
6868199.SQ.FTS.B, Zero Cpn, 1/24/25 ... 1,129 1,085
6868209.SQ.FTS.B, Zero Cpn, 1/24/25 ... 38,869 37,048
6868585.SQ.FTS.B, Zero Cpn, 1/24/25 ... 10,009 9,499
6868681.SQ.FTS.B, Zero Cpn, 1/24/25 ... 2,011 1,725
6868707.SQ.FTS.B, Zero Cpn, 1/24/25 ... 1,042 782
6868733.SQ.FTS.B, Zero Cpn, 1/24/25 ... 2,999 2,771
6868776.SQ.FTS.B, Zero Cpn, 1/24/25 ... 42,611 40,377
6869300.SQ.FTS.B, Zero Cpn, 1/24/25 ... 1,539 1,491
6869320.SQ.FTS.B, Zero Cpn, 1/24/25 ... 3,078 2,867
6869344.SQ.FTS.B, Zero Cpn, 1/24/25 ... 6,775 5,850
6869391.SQ.FTS.B, Zero Cpn, 1/24/25 ... 1,419 1,372
6869416.SQ.FTS.B, Zero Cpn, 1/24/25 ... 5,083 4,409
Description
Principal
Amount Value
Block, Inc. (continued)
6869457.SQ.FTS.B, Zero Cpn, 1/24/25 ... $ 36,739 $ 35,071
6869501.SQ.FTS.B, Zero Cpn, 1/25/25 ... 3,715 3,560
6869669.SQ.FTS.B, Zero Cpn, 1/25/25 ... 1,300 1,237
6869712.SQ.FTS.B, Zero Cpn, 1/25/25 ... 2,022 1,974
6869798.SQ.FTS.B, Zero Cpn, 1/25/25 ... 637 615
6869824.SQ.FTS.B, Zero Cpn, 1/25/25 ... 361 346
6869960.SQ.FTS.B, Zero Cpn, 1/25/25 ... 17,610 17,345
6870588.SQ.FTS.B, Zero Cpn, 1/25/25 ... 2,412 2,329
6870680.SQ.FTS.B, Zero Cpn, 1/25/25 ... 3,287 3,048
6870762.SQ.FTS.B, Zero Cpn, 1/25/25 ... 10,114 9,751
6870902.SQ.FTS.B, Zero Cpn, 1/25/25 ... 4,266 4,150
6870943.SQ.FTS.B, Zero Cpn, 1/25/25 ... 16,387 15,970
6871168.SQ.FTS.B, Zero Cpn, 1/25/25 ... 2,323 1,895
6871187.SQ.FTS.B, Zero Cpn, 1/25/25 ... 8,248 7,670
6871309.SQ.FTS.B, Zero Cpn, 1/25/25 ... 1,693 1,633
6871341.SQ.FTS.B, Zero Cpn, 1/25/25 ... 1,718 1,605
6871381.SQ.FTS.B, Zero Cpn, 1/25/25 ... 676 666
6871394.SQ.FTS.B, Zero Cpn, 1/25/25 ... 10,636 9,987
6871486.SQ.FTS.B, Zero Cpn, 1/25/25 ... 364 353
6871497.SQ.FTS.B, Zero Cpn, 1/25/25 ... 1,746 1,686
6871513.SQ.FTS.B, Zero Cpn, 1/25/25 ... 4,156 3,996
6871543.SQ.FTS.B, Zero Cpn, 1/25/25 ... 12,690 12,175
6871666.SQ.FTS.B, Zero Cpn, 1/25/25 ... 1,639 1,519
6871681.SQ.FTS.B, Zero Cpn, 1/25/25 ... 7,494 7,344
6871820.SQ.FTS.B, Zero Cpn, 1/25/25 ... 10,344 10,012
6871925.SQ.FTS.B, Zero Cpn, 1/25/25 ... 13,217 12,615
6872169.SQ.FTS.B, Zero Cpn, 1/25/25 ... 35 35
6872177.SQ.FTS.B, Zero Cpn, 1/25/25 ... 1,522 1,384
6872183.SQ.FTS.B, Zero Cpn, 1/25/25 ... 5,458 5,298
6872268.SQ.FTS.B, Zero Cpn, 1/25/25 ... 3,760 3,057
6872295.SQ.FTS.B, Zero Cpn, 1/25/25 ... 15,144 14,752
6872584.SQ.FTS.B, Zero Cpn, 1/25/25 ... 760 698
6872638.SQ.FTS.B, Zero Cpn, 1/25/25 ... 14,587 13,730
6872920.SQ.FTS.B, Zero Cpn, 1/26/25 ... 3,957 3,786
6872995.SQ.FTS.B, Zero Cpn, 1/26/25 ... 1,632 1,169
6873013.SQ.FTS.B, Zero Cpn, 1/26/25 ... 8,721 8,547
6873357.SQ.FTS.B, Zero Cpn, 1/26/25 ... 3,502 2,128
6873418.SQ.FTS.B, Zero Cpn, 1/26/25 ... 2,497 2,400
6873457.SQ.FTS.B, Zero Cpn, 1/26/25 ... 10,047 9,691
6873678.SQ.FTS.B, Zero Cpn, 1/26/25 ... 15,757 15,262
6873914.SQ.FTS.B, Zero Cpn, 1/26/25 ... 40,110 37,695
6874440.SQ.FTS.B, Zero Cpn, 1/26/25 ... 1,708 1,509
6874453.SQ.FTS.B, Zero Cpn, 1/26/25 ... 3,925 3,818
6874506.SQ.FTS.B, Zero Cpn, 1/26/25 ... 1,188 1,175
6874523.SQ.FTS.B, Zero Cpn, 1/26/25 ... 1,793 1,704
6874546.SQ.FTS.B, Zero Cpn, 1/26/25 ... 5,527 5,156
6874599.SQ.FTS.B, Zero Cpn, 1/26/25 ... 12,407 11,944
6874785.SQ.FTS.B, Zero Cpn, 1/26/25 ... 3,281 1,838
6874843.SQ.FTS.B, Zero Cpn, 1/26/25 ... 2,641 2,587
6874904.SQ.FTS.B, Zero Cpn, 1/26/25 ... 1,146 944
6874913.SQ.FTS.B, Zero Cpn, 1/26/25 ... 56 56
6874934.SQ.FTS.B, Zero Cpn, 1/26/25 ... 8,334 8,047
6875400.SQ.FTS.B, Zero Cpn, 1/26/25 ... 99 97
6875406.SQ.FTS.B, Zero Cpn, 1/26/25 ... 41,885 40,188
6877229.SQ.FTS.B, Zero Cpn, 1/27/25 ... 4,220 4,056
6877363.SQ.FTS.B, Zero Cpn, 1/27/25 ... 7,510 7,127
6877543.SQ.FTS.B, Zero Cpn, 1/27/25 ... 1,574 1,501
6877575.SQ.FTS.B, Zero Cpn, 1/27/25 ... 1,163 1,117

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6877606.SQ.FTS.B, Zero Cpn, 1/27/25 ... $ 4,289 $ 4,193
6877725.SQ.FTS.B, Zero Cpn, 1/27/25 ... 7,371 7,073
6877934.SQ.FTS.B, Zero Cpn, 1/27/25 ... 1,458 1,369
6877962.SQ.FTS.B, Zero Cpn, 1/27/25 ... 7,208 6,670
6878099.SQ.FTS.B, Zero Cpn, 1/27/25 ... 5,538 5,300
6878189.SQ.FTS.B, Zero Cpn, 1/27/25 ... 6,765 6,462
6878296.SQ.FTS.B, Zero Cpn, 1/27/25 ... 8,429 8,132
6878539.SQ.FTS.B, Zero Cpn, 1/27/25 ... 2,955 2,836
6878583.SQ.FTS.B, Zero Cpn, 1/27/25 ... 2,160 2,088
6878650.SQ.FTS.B, Zero Cpn, 1/27/25 ... 1,435 1,425
6878910.SQ.FTS.B, Zero Cpn, 1/27/25 ... 3,742 3,606
6878988.SQ.FTS.B, Zero Cpn, 1/27/25 ... 31,652 17,828
6879546.SQ.FTS.B, Zero Cpn, 1/27/25 ... 950 840
6879563.SQ.FTS.B, Zero Cpn, 1/27/25 ... 2,501 2,397
6879630.SQ.FTS.B, Zero Cpn, 1/27/25 ... 7,900 7,371
6879790.SQ.FTS.B, Zero Cpn, 1/27/25 ... 12,963 9,274
6879981.SQ.FTS.B, Zero Cpn, 1/27/25 ... 11,219 10,526
6880076.SQ.FTS.B, Zero Cpn, 1/27/25 ... 6,660 6,313
6880137.SQ.FTS.B, Zero Cpn, 1/27/25 ... 45,457 43,849
6880850.SQ.FTS.B, Zero Cpn, 1/27/25 ... 5,078 4,871
6881021.SQ.FTS.B, Zero Cpn, 1/28/25 ... 2,649 2,560
6881124.SQ.FTS.B, Zero Cpn, 1/28/25 ... 918 859
6881157.SQ.FTS.B, Zero Cpn, 1/28/25 ... 2,169 1,729
6881299.SQ.FTS.B, Zero Cpn, 1/28/25 ... 3,128 2,990
6881428.SQ.FTS.B, Zero Cpn, 1/28/25 ... 4,096 3,062
6881604.SQ.FTS.B, Zero Cpn, 1/28/25 ... 2,004 1,941
6881687.SQ.FTS.B, Zero Cpn, 1/28/25 ... 532 511
6881726.SQ.FTS.B, Zero Cpn, 1/28/25 ... 7,159 6,915
6882012.SQ.FTS.B, Zero Cpn, 1/28/25 ... 14,850 13,781
6882443.SQ.FTS.B, Zero Cpn, 1/28/25 ... 41,556 39,276
6883274.SQ.FTS.B, Zero Cpn, 1/28/25 ... 11,710 10,832
6883486.SQ.FTS.B, Zero Cpn, 1/28/25 ... 1,357 1,318
6883520.SQ.FTS.B, Zero Cpn, 1/28/25 ... 5,399 5,133
6883824.SQ.FTS.B, Zero Cpn, 1/28/25 ... 10,306 9,670
6884016.SQ.FTS.B, Zero Cpn, 1/28/25 ... 1,622 1,523
6884054.SQ.FTS.B, Zero Cpn, 1/28/25 ... 863 810
6884071.SQ.FTS.B, Zero Cpn, 1/29/25 ... 14,865 14,500
6884295.SQ.FTS.B, Zero Cpn, 1/29/25 ... 7,588 7,138
6884360.SQ.FTS.B, Zero Cpn, 1/29/25 ... 3,323 3,171
6884400.SQ.FTS.B, Zero Cpn, 1/29/25 ... 3,219 3,139
6884448.SQ.FTS.B, Zero Cpn, 1/29/25 ... 21,950 21,028
6884736.SQ.FTS.B, Zero Cpn, 1/29/25 ... 1,259 1,251
6884806.SQ.FTS.B, Zero Cpn, 1/30/25 ... 716 679
6884815.SQ.FTS.B, Zero Cpn, 1/30/25 ... 5,199 4,721
6884886.SQ.FTS.B, Zero Cpn, 1/30/25 ... 6,486 5,940
6884972.SQ.FTS.B, Zero Cpn, 1/30/25 ... 1,812 1,723
6885061.SQ.FTS.B, Zero Cpn, 1/30/25 ... 15,647 13,523
6885245.SQ.FTS.B, Zero Cpn, 1/30/25 ... 1,796 1,754
6885276.SQ.FTS.B, Zero Cpn, 1/30/25 ... 4,655 4,523
6885361.SQ.FTS.B, Zero Cpn, 1/30/25 ... 2,471 2,321
6885410.SQ.FTS.B, Zero Cpn, 1/30/25 ... 1,614 1,468
6885424.SQ.FTS.B, Zero Cpn, 1/30/25 ... 12,348 11,591
6885876.SQ.FTS.B, Zero Cpn, 1/31/25 ... 1,495 1,456
6885924.SQ.FTS.B, Zero Cpn, 1/31/25 ... 3,958 3,824
6886047.SQ.FTS.B, Zero Cpn, 1/31/25 ... 1,855 1,834
6886137.SQ.FTS.B, Zero Cpn, 1/31/25 ... 596 559
6886158.SQ.FTS.B, Zero Cpn, 1/31/25 ... 2,033 1,911
6886237.SQ.FTS.B, Zero Cpn, 1/31/25 ... 3,746 3,460
Description
Principal
Amount Value
Block, Inc. (continued)
6886392.SQ.FTS.B, Zero Cpn, 1/31/25 ... $ 6,772 $ 5,747
6886565.SQ.FTS.B, Zero Cpn, 1/31/25 ... 10,710 10,020
6886789.SQ.FTS.B, Zero Cpn, 1/31/25 ... 4,251 4,132
6886898.SQ.FTS.B, Zero Cpn, 1/31/25 ... 4,666 4,528
6886999.SQ.FTS.B, Zero Cpn, 1/31/25 ... 892 647
6887010.SQ.FTS.B, Zero Cpn, 1/31/25 ... 14,603 13,823
6887251.SQ.FTS.B, Zero Cpn, 1/31/25 ... 8,318 7,986
6887440.SQ.FTS.B, Zero Cpn, 1/31/25 ... 1,061 920
6887452.SQ.FTS.B, Zero Cpn, 1/31/25 ... 26,270 24,966
6887829.SQ.FTS.B, Zero Cpn, 1/31/25 ... 1,349 1,303
6887861.SQ.FTS.B, Zero Cpn, 1/31/25 ... 4,405 4,039
6887935.SQ.FTS.B, Zero Cpn, 1/31/25 ... 5,882 4,678
6887999.SQ.FTS.B, Zero Cpn, 1/31/25 ... 4,923 4,602
6888060.SQ.FTS.B, Zero Cpn, 1/31/25 ... 997 956
6888067.SQ.FTS.B, Zero Cpn, 1/31/25 ... 4,394 4,244
6888133.SQ.FTS.B, Zero Cpn, 1/31/25 ... 18,321 17,460
6888388.SQ.FTS.B, Zero Cpn, 1/31/25 ... 2,933 2,859
6888509.SQ.FTS.B, Zero Cpn, 1/31/25 ... 2,816 2,456
6888564.SQ.FTS.B, Zero Cpn, 1/31/25 ... 5,759 5,680
6888706.SQ.FTS.B, Zero Cpn, 1/31/25 ... 11,818 11,225
6888877.SQ.FTS.B, Zero Cpn, 1/31/25 ... 24,909 23,882
6889162.SQ.FTS.B, Zero Cpn, 1/31/25 ... 1,574 1,519
6889192.SQ.FTS.B, Zero Cpn, 1/31/25 ... 11,874 11,019
6889366.SQ.FTS.B, Zero Cpn, 2/01/25 ... 25,027 24,152
6890016.SQ.FTS.B, Zero Cpn, 2/01/25 ... 9,881 9,437
6890304.SQ.FTS.B, Zero Cpn, 2/01/25 ... 9,311 8,926
6890477.SQ.FTS.B, Zero Cpn, 2/01/25 ... 4,423 4,242
6890590.SQ.FTS.B, Zero Cpn, 2/01/25 ... 4,157 3,947
6890712.SQ.FTS.B, Zero Cpn, 2/01/25 ... 524 508
6890728.SQ.FTS.B, Zero Cpn, 2/01/25 ... 1,738 1,680
6890782.SQ.FTS.B, Zero Cpn, 2/01/25 ... 17,145 12,620
6891017.SQ.FTS.B, Zero Cpn, 2/01/25 ... 13,734 12,211
6891209.SQ.FTS.B, Zero Cpn, 2/01/25 ... 55,084 53,181
6892214.SQ.FTS.B, Zero Cpn, 2/01/25 ... 3,015 2,878
6892286.SQ.FTS.B, Zero Cpn, 2/01/25 ... 797 773
6892310.SQ.FTS.B, Zero Cpn, 2/01/25 ... 6,192 5,948
6892461.SQ.FTS.B, Zero Cpn, 2/01/25 ... 1,489 1,394
6892469.SQ.FTS.B, Zero Cpn, 2/01/25 ... 4,267 4,004
6892505.SQ.FTS.B, Zero Cpn, 2/01/25 ... 3,699 3,557
6892586.SQ.FTS.B, Zero Cpn, 2/01/25 ... 2,820 2,343
6892642.SQ.FTS.B, Zero Cpn, 2/01/25 ... 7,348 7,018
6892716.SQ.FTS.B, Zero Cpn, 2/02/25 ... 17,833 11,677
6893041.SQ.FTS.B, Zero Cpn, 2/02/25 ... 1,492 1,439
6893064.SQ.FTS.B, Zero Cpn, 2/02/25 ... 14,570 13,641
6893424.SQ.FTS.B, Zero Cpn, 2/02/25 ... 1,349 1,307
6893482.SQ.FTS.B, Zero Cpn, 2/02/25 ... 3,547 2,950
6893542.SQ.FTS.B, Zero Cpn, 2/02/25 ... 11,647 10,902
6893738.SQ.FTS.B, Zero Cpn, 2/02/25 ... 3,123 2,981
6893788.SQ.FTS.B, Zero Cpn, 2/02/25 ... 1,074 1,042
6893818.SQ.FTS.B, Zero Cpn, 2/02/25 ... 3,498 3,301
6893876.SQ.FTS.B, Zero Cpn, 2/02/25 ... 21,442 20,669
6894245.SQ.FTS.B, Zero Cpn, 2/02/25 ... 3,780 3,634
6894291.SQ.FTS.B, Zero Cpn, 2/02/25 ... 782 477
6894316.SQ.FTS.B, Zero Cpn, 2/02/25 ... 1,608 1,558
6894356.SQ.FTS.B, Zero Cpn, 2/02/25 ... 23,761 22,767
6894702.SQ.FTS.B, Zero Cpn, 2/02/25 ... 1,004 903
6894721.SQ.FTS.B, Zero Cpn, 2/02/25 ... 34,476 32,917
6895245.SQ.FTS.B, Zero Cpn, 2/02/25 ... 15,972 15,481

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6895649.SQ.FTS.B, Zero Cpn, 2/02/25 ... $ 797 $ 749
6895735.SQ.FTS.B, Zero Cpn, 2/02/25 ... 5,147 4,837
6895825.SQ.FTS.B, Zero Cpn, 2/02/25 ... 2,903 2,795
6895874.SQ.FTS.B, Zero Cpn, 2/02/25 ... 58,110 55,837
6897586.SQ.FTS.B, Zero Cpn, 2/03/25 ... 742 705
6897625.SQ.FTS.B, Zero Cpn, 2/03/25 ... 4,224 4,014
6897743.SQ.FTS.B, Zero Cpn, 2/03/25 ... 6,465 6,192
6897921.SQ.FTS.B, Zero Cpn, 2/03/25 ... 2,699 2,546
6897991.SQ.FTS.B, Zero Cpn, 2/03/25 ... 13,868 11,786
6898401.SQ.FTS.B, Zero Cpn, 2/03/25 ... 3,950 3,783
6898521.SQ.FTS.B, Zero Cpn, 2/03/25 ... 11,022 10,569
6898782.SQ.FTS.B, Zero Cpn, 2/03/25 ... 4,022 3,871
6898922.SQ.FTS.B, Zero Cpn, 2/03/25 ... 1,015 982
6898963.SQ.FTS.B, Zero Cpn, 2/03/25 ... 11,106 10,677
6899605.SQ.FTS.B, Zero Cpn, 2/03/25 ... 36,225 34,174
6900404.SQ.FTS.B, Zero Cpn, 2/03/25 ... 7,241 7,008
6900617.SQ.FTS.B, Zero Cpn, 2/03/25 ... 703 462
6900634.SQ.FTS.B, Zero Cpn, 2/03/25 ... 1,251 1,211
6900673.SQ.FTS.B, Zero Cpn, 2/03/25 ... 14,853 13,578
6900995.SQ.FTS.B, Zero Cpn, 2/04/25 ... 10,722 10,192
6901406.SQ.FTS.B, Zero Cpn, 2/04/25 ... 5,070 4,828
6901515.SQ.FTS.B, Zero Cpn, 2/04/25 ... 1,019 980
6901545.SQ.FTS.B, Zero Cpn, 2/04/25 ... 3,773 3,569
6901684.SQ.FTS.B, Zero Cpn, 2/04/25 ... 6,422 6,176
6902000.SQ.FTS.B, Zero Cpn, 2/04/25 ... 1,648 1,583
6902064.SQ.FTS.B, Zero Cpn, 2/04/25 ... 3,644 3,530
6902178.SQ.FTS.B, Zero Cpn, 2/04/25 ... 36,299 33,957
6902880.SQ.FTS.B, Zero Cpn, 2/04/25 ... 6,357 6,117
6902981.SQ.FTS.B, Zero Cpn, 2/04/25 ... 24,152 23,212
6903390.SQ.FTS.B, Zero Cpn, 2/04/25 ... 8,661 7,811
6903487.SQ.FTS.B, Zero Cpn, 2/04/25 ... 11,372 8,443
6903631.SQ.FTS.B, Zero Cpn, 2/04/25 ... 956 896
6903656.SQ.FTS.B, Zero Cpn, 2/04/25 ... 5,245 5,055
6903786.SQ.FTS.B, Zero Cpn, 2/04/25 ... 508 487
6903796.SQ.FTS.B, Zero Cpn, 2/04/25 ... 7,809 7,244
6903898.SQ.FTS.B, Zero Cpn, 2/04/25 ... 27,872 26,756
6904242.SQ.FTS.B, Zero Cpn, 2/05/25 ... 5,185 4,912
6904322.SQ.FTS.B, Zero Cpn, 2/05/25 ... 12,899 11,993
6904616.SQ.FTS.B, Zero Cpn, 2/05/25 ... 3,909 3,735
6904680.SQ.FTS.B, Zero Cpn, 2/05/25 ... 539 524
6904696.SQ.FTS.B, Zero Cpn, 2/05/25 ... 2,518 2,415
6904719.SQ.FTS.B, Zero Cpn, 2/05/25 ... 1,228 1,179
6904750.SQ.FTS.B, Zero Cpn, 2/05/25 ... 5,697 5,468
6904841.SQ.FTS.B, Zero Cpn, 2/05/25 ... 1,807 1,753
6904876.SQ.FTS.B, Zero Cpn, 2/05/25 ... 1,489 1,433
6904902.SQ.FTS.B, Zero Cpn, 2/05/25 ... 3,106 2,840
6904945.SQ.FTS.B, Zero Cpn, 2/05/25 ... 73 71
6904960.SQ.FTS.B, Zero Cpn, 2/05/25 ... 20,370 19,642
6905266.SQ.FTS.B, Zero Cpn, 2/06/25 ... 9,931 9,304
6905534.SQ.FTS.B, Zero Cpn, 2/06/25 ... 4,148 3,337
6905563.SQ.FTS.B, Zero Cpn, 2/06/25 ... 2,157 1,804
6905582.SQ.FTS.B, Zero Cpn, 2/06/25 ... 13,789 13,005
6905747.SQ.FTS.B, Zero Cpn, 2/07/25 ... 2,907 2,823
6906105.SQ.FTS.B, Zero Cpn, 2/07/25 ... 2,460 2,378
6906187.SQ.FTS.B, Zero Cpn, 2/07/25 ... 2,332 2,231
6906251.SQ.FTS.B, Zero Cpn, 2/07/25 ... 4,105 3,900
6906391.SQ.FTS.B, Zero Cpn, 2/07/25 ... 2,724 2,281
6906474.SQ.FTS.B, Zero Cpn, 2/07/25 ... 6,031 5,807
Description
Principal
Amount Value
Block, Inc. (continued)
6906659.SQ.FTS.B, Zero Cpn, 2/07/25 ... $ 2,756 $ 2,634
6906735.SQ.FTS.B, Zero Cpn, 2/07/25 ... 1,271 1,230
6906794.SQ.FTS.B, Zero Cpn, 2/07/25 ... 1,152 1,105
6906833.SQ.FTS.B, Zero Cpn, 2/07/25 ... 6,539 6,129
6906964.SQ.FTS.B, Zero Cpn, 2/07/25 ... 3,307 3,118
6907017.SQ.FTS.B, Zero Cpn, 2/07/25 ... 4,304 4,064
6907096.SQ.FTS.B, Zero Cpn, 2/07/25 ... 509 494
6907137.SQ.FTS.B, Zero Cpn, 2/07/25 ... 27,041 25,866
6907551.SQ.FTS.B, Zero Cpn, 2/07/25 ... 3,284 3,164
6907610.SQ.FTS.B, Zero Cpn, 2/07/25 ... 5,643 5,329
6907700.SQ.FTS.B, Zero Cpn, 2/07/25 ... 7,775 7,123
6907871.SQ.FTS.B, Zero Cpn, 2/07/25 ... 48,199 46,155
6908555.SQ.FTS.B, Zero Cpn, 2/07/25 ... 26,656 25,595
6909042.SQ.FTS.B, Zero Cpn, 2/08/25 ... 4,295 4,127
6909162.SQ.FTS.B, Zero Cpn, 2/08/25 ... 1,182 1,135
6909180.SQ.FTS.B, Zero Cpn, 2/08/25 ... 7,947 7,608
6909253.SQ.FTS.B, Zero Cpn, 2/08/25 ... 1,864 1,254
6909279.SQ.FTS.B, Zero Cpn, 2/08/25 ... 10,315 9,838
6909502.SQ.FTS.B, Zero Cpn, 2/08/25 ... 824 802
6909541.SQ.FTS.B, Zero Cpn, 2/08/25 ... 3,990 3,795
6909654.SQ.FTS.B, Zero Cpn, 2/08/25 ... 2,328 2,235
6909772.SQ.FTS.B, Zero Cpn, 2/08/25 ... 8,058 7,738
6909971.SQ.FTS.B, Zero Cpn, 2/08/25 ... 1,738 1,656
6910000.SQ.FTS.B, Zero Cpn, 2/08/25 ... 1,958 1,853
6910038.SQ.FTS.B, Zero Cpn, 2/08/25 ... 5,373 5,042
6910153.SQ.FTS.B, Zero Cpn, 2/08/25 ... 5,211 4,986
6910250.SQ.FTS.B, Zero Cpn, 2/08/25 ... 2,935 2,747
6910295.SQ.FTS.B, Zero Cpn, 2/08/25 ... 3,538 3,370
6910351.SQ.FTS.B, Zero Cpn, 2/08/25 ... 9,647 9,129
6910510.SQ.FTS.B, Zero Cpn, 2/08/25 ... 7,376 7,114
6910689.SQ.FTS.B, Zero Cpn, 2/08/25 ... 15,618 14,646
6910825.SQ.FTS.B, Zero Cpn, 2/08/25 ... 5,602 5,376
6910926.SQ.FTS.B, Zero Cpn, 2/08/25 ... 3,320 3,112
6910972.SQ.FTS.B, Zero Cpn, 2/08/25 ... 2,006 1,936
6911000.SQ.FTS.B, Zero Cpn, 2/08/25 ... 8,738 8,190
6911084.SQ.FTS.B, Zero Cpn, 2/08/25 ... 588 558
6911098.SQ.FTS.B, Zero Cpn, 2/08/25 ... 4,111 3,860
6911179.SQ.FTS.B, Zero Cpn, 2/08/25 ... 3,040 2,942
6911238.SQ.FTS.B, Zero Cpn, 2/08/25 ... 13,090 11,503
6911406.SQ.FTS.B, Zero Cpn, 2/08/25 ... 734 712
6911424.SQ.FTS.B, Zero Cpn, 2/08/25 ... 4,175 3,972
6911495.SQ.FTS.B, Zero Cpn, 2/08/25 ... 12,351 9,999
6911629.SQ.FTS.B, Zero Cpn, 2/08/25 ... 10,292 9,758
6911802.SQ.FTS.B, Zero Cpn, 2/08/25 ... 4,943 4,746
6911917.SQ.FTS.B, Zero Cpn, 2/08/25 ... 4,870 4,660
6912048.SQ.FTS.B, Zero Cpn, 2/08/25 ... 7,769 7,510
6912159.SQ.FTS.B, Zero Cpn, 2/09/25 ... 7,986 7,757
6912402.SQ.FTS.B, Zero Cpn, 2/09/25 ... 2,773 2,522
6912511.SQ.FTS.B, Zero Cpn, 2/09/25 ... 26,854 22,555
6913117.SQ.FTS.B, Zero Cpn, 2/09/25 ... 12,954 12,154
6913367.SQ.FTS.B, Zero Cpn, 2/09/25 ... 1,675 1,610
6913377.SQ.FTS.B, Zero Cpn, 2/09/25 ... 66,809 63,231
6914328.SQ.FTS.B, Zero Cpn, 2/09/25 ... 49,854 47,087
6916064.SQ.FTS.B, Zero Cpn, 2/10/25 ... 19,154 17,962
6916525.SQ.FTS.B, Zero Cpn, 2/10/25 ... 3,091 2,951
6916657.SQ.FTS.B, Zero Cpn, 2/10/25 ... 4,878 4,488
6916843.SQ.FTS.B, Zero Cpn, 2/10/25 ... 5,064 4,637
6916953.SQ.FTS.B, Zero Cpn, 2/10/25 ... 3,217 3,044

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6917048.SQ.FTS.B, Zero Cpn, 2/10/25 ... $ 4,030 $ 3,853
6917182.SQ.FTS.B, Zero Cpn, 2/10/25 ... 5,687 5,516
6917401.SQ.FTS.B, Zero Cpn, 2/10/25 ... 28,334 27,325
6917870.SQ.FTS.B, Zero Cpn, 2/10/25 ... 13,891 12,620
6918116.SQ.FTS.B, Zero Cpn, 2/10/25 ... 6,973 6,766
6918389.SQ.FTS.B, Zero Cpn, 2/10/25 ... 3,007 2,845
6918406.SQ.FTS.B, Zero Cpn, 2/10/25 ... 7,817 7,519
6918575.SQ.FTS.B, Zero Cpn, 2/10/25 ... 7,009 5,451
6918684.SQ.FTS.B, Zero Cpn, 2/10/25 ... 49,990 47,630
6918954.SQ.FTS.B, Zero Cpn, 2/11/25 ... 17,435 16,664
6919160.SQ.FTS.B, Zero Cpn, 2/11/25 ... 11,950 11,489
6919377.SQ.FTS.B, Zero Cpn, 2/11/25 ... 4,193 4,011
6919469.SQ.FTS.B, Zero Cpn, 2/11/25 ... 22,999 21,980
6919873.SQ.FTS.B, Zero Cpn, 2/11/25 ... 9,856 9,420
6919997.SQ.FTS.B, Zero Cpn, 2/11/25 ... 1,340 1,287
6920001.SQ.FTS.B, Zero Cpn, 2/11/25 ... 8,701 7,793
6920074.SQ.FTS.B, Zero Cpn, 2/11/25 ... 7,157 6,868
6920165.SQ.FTS.B, Zero Cpn, 2/11/25 ... 2,588 2,318
6920198.SQ.FTS.B, Zero Cpn, 2/11/25 ... 5,194 4,905
6920256.SQ.FTS.B, Zero Cpn, 2/11/25 ... 9,169 8,715
6920356.SQ.FTS.B, Zero Cpn, 2/11/25 ... 1,498 1,138
6920373.SQ.FTS.B, Zero Cpn, 2/11/25 ... 11,149 10,340
6920528.SQ.FTS.B, Zero Cpn, 2/12/25 ... 1,171 1,139
6920624.SQ.FTS.B, Zero Cpn, 2/12/25 ... 2,210 2,092
6920646.SQ.FTS.B, Zero Cpn, 2/12/25 ... 3,214 3,093
6920685.SQ.FTS.B, Zero Cpn, 2/12/25 ... 16,186 15,523
6920873.SQ.FTS.B, Zero Cpn, 2/12/25 ... 319 305
6920881.SQ.FTS.B, Zero Cpn, 2/12/25 ... 36,128 33,868
6921239.SQ.FTS.B, Zero Cpn, 2/13/25 ... 971 936
6921262.SQ.FTS.B, Zero Cpn, 2/13/25 ... 2,071 1,990
6921289.SQ.FTS.B, Zero Cpn, 2/13/25 ... 1,756 1,691
6921317.SQ.FTS.B, Zero Cpn, 2/13/25 ... 1,628 1,544
6921352.SQ.FTS.B, Zero Cpn, 2/13/25 ... 8,008 7,732
6921699.SQ.FTS.B, Zero Cpn, 2/14/25 ... 2,791 2,673
6921803.SQ.FTS.B, Zero Cpn, 2/14/25 ... 6,813 6,347
6921972.SQ.FTS.B, Zero Cpn, 2/14/25 ... 3,126 2,989
6922012.SQ.FTS.B, Zero Cpn, 2/14/25 ... 6,764 6,387
6922099.SQ.FTS.B, Zero Cpn, 2/14/25 ... 20,725 19,896
6922314.SQ.FTS.B, Zero Cpn, 2/14/25 ... 16,327 14,072
6922411.SQ.FTS.B, Zero Cpn, 2/14/25 ... 12,858 12,316
6922498.SQ.FTS.B, Zero Cpn, 2/14/25 ... 28,740 27,466
6922774.SQ.FTS.B, Zero Cpn, 2/14/25 ... 630 612
6922819.SQ.FTS.B, Zero Cpn, 2/14/25 ... 23,681 22,750
6923036.SQ.FTS.B, Zero Cpn, 2/14/25 ... 2,150 2,051
6923055.SQ.FTS.B, Zero Cpn, 2/14/25 ... 3,538 3,397
6923071.SQ.FTS.B, Zero Cpn, 2/14/25 ... 49,981 47,329
6923308.SQ.FTS.B, Zero Cpn, 2/15/25 ... 50,486 48,147
6928502.SQ.FTS.B, Zero Cpn, 2/16/25 ... 1,200 1,093
6928829.SQ.FTS.B, Zero Cpn, 2/16/25 ... 2,587 2,481
6929014.SQ.FTS.B, Zero Cpn, 2/16/25 ... 75,270 70,617
6932368.SQ.FTS.B, Zero Cpn, 2/17/25 ... 9,411 8,995
6933249.SQ.FTS.B, Zero Cpn, 2/17/25 ... 13,409 12,769
6933405.SQ.FTS.B, Zero Cpn, 2/17/25 ... 3,385 3,265
6933461.SQ.FTS.B, Zero Cpn, 2/17/25 ... 2,800 2,612
6933493.SQ.FTS.B, Zero Cpn, 2/17/25 ... 4,739 4,446
6933547.SQ.FTS.B, Zero Cpn, 2/17/25 ... 1,728 1,655
6933569.SQ.FTS.B, Zero Cpn, 2/17/25 ... 15,479 14,883
6933764.SQ.FTS.B, Zero Cpn, 2/17/25 ... 9,773 8,787
Description
Principal
Amount Value
Block, Inc. (continued)
6933863.SQ.FTS.B, Zero Cpn, 2/17/25 ... $ 9,585 $ 8,964
6933966.SQ.FTS.B, Zero Cpn, 2/17/25 ... 13,735 12,999
6934101.SQ.FTS.B, Zero Cpn, 2/17/25 ... 7,273 6,908
6934194.SQ.FTS.B, Zero Cpn, 2/17/25 ... 752 726
6934200.SQ.FTS.B, Zero Cpn, 2/17/25 ... 21,240 20,364
6934459.SQ.FTS.B, Zero Cpn, 2/17/25 ... 2,748 2,650
6934522.SQ.FTS.B, Zero Cpn, 2/17/25 ... 16,009 15,465
6934936.SQ.FTS.B, Zero Cpn, 2/17/25 ... 5,670 5,367
6935007.SQ.FTS.B, Zero Cpn, 2/17/25 ... 8,926 8,496
6935097.SQ.FTS.B, Zero Cpn, 2/17/25 ... 3,735 3,503
6935159.SQ.FTS.B, Zero Cpn, 2/17/25 ... 17,820 16,928
6935419.SQ.FTS.B, Zero Cpn, 2/17/25 ... 6,784 6,465
6935509.SQ.FTS.B, Zero Cpn, 2/17/25 ... 3,716 3,562
6935560.SQ.FTS.B, Zero Cpn, 2/17/25 ... 3,117 2,647
6935597.SQ.FTS.B, Zero Cpn, 2/17/25 ... 16,034 15,380
6935877.SQ.FTS.B, Zero Cpn, 2/17/25 ... 3,128 2,998
6935941.SQ.FTS.B, Zero Cpn, 2/17/25 ... 10,480 10,045
6936080.SQ.FTS.B, Zero Cpn, 2/17/25 ... 3,298 3,158
6936122.SQ.FTS.B, Zero Cpn, 2/17/25 ... 1,931 1,772
6936164.SQ.FTS.B, Zero Cpn, 2/17/25 ... 5,429 5,157
6936224.SQ.FTS.B, Zero Cpn, 2/17/25 ... 11,727 11,219
6936381.SQ.FTS.B, Zero Cpn, 2/17/25 ... 8,554 8,137
6936445.SQ.FTS.B, Zero Cpn, 2/17/25 ... 12,541 10,847
6936515.SQ.FTS.B, Zero Cpn, 2/17/25 ... 648 595
6936519.SQ.FTS.B, Zero Cpn, 2/17/25 ... 1,652 1,577
6936529.SQ.FTS.B, Zero Cpn, 2/17/25 ... 1,154 1,113
6936548.SQ.FTS.B, Zero Cpn, 2/17/25 ... 2,825 2,729
6936577.SQ.FTS.B, Zero Cpn, 2/17/25 ... 18,552 16,431
6936695.SQ.FTS.B, Zero Cpn, 2/17/25 ... 4,189 4,005
6936729.SQ.FTS.B, Zero Cpn, 2/17/25 ... 1,740 1,671
6936737.SQ.FTS.B, Zero Cpn, 2/17/25 ... 4,240 4,078
6936776.SQ.FTS.B, Zero Cpn, 2/17/25 ... 3,995 3,747
6936803.SQ.FTS.B, Zero Cpn, 2/17/25 ... 13,143 12,364
6936888.SQ.FTS.B, Zero Cpn, 2/17/25 ... 24,342 23,332
6936951.SQ.FTS.B, Zero Cpn, 2/17/25 ... 4,909 4,726
6937020.SQ.FTS.B, Zero Cpn, 2/18/25 ... 9,943 8,609
6937090.SQ.FTS.B, Zero Cpn, 2/18/25 ... 8,967 8,602
6937162.SQ.FTS.B, Zero Cpn, 2/18/25 ... 50,476 47,572
6937687.SQ.FTS.B, Zero Cpn, 2/18/25 ... 4,933 4,709
6937752.SQ.FTS.B, Zero Cpn, 2/18/25 ... 10,237 9,800
6937845.SQ.FTS.B, Zero Cpn, 2/18/25 ... 18,154 16,091
6938046.SQ.FTS.B, Zero Cpn, 2/18/25 ... 6,195 5,939
6938129.SQ.FTS.B, Zero Cpn, 2/18/25 ... 1,233 978
6938135.SQ.FTS.B, Zero Cpn, 2/18/25 ... 2,951 2,823
6938227.SQ.FTS.B, Zero Cpn, 2/18/25 ... 7,455 6,529
6938388.SQ.FTS.B, Zero Cpn, 2/18/25 ... 593 569
6938407.SQ.FTS.B, Zero Cpn, 2/18/25 ... 4,327 4,022
6938470.SQ.FTS.B, Zero Cpn, 2/18/25 ... 3,853 3,617
6938528.SQ.FTS.B, Zero Cpn, 2/18/25 ... 4,769 4,290
6938607.SQ.FTS.B, Zero Cpn, 2/18/25 ... 1,985 1,897
6938674.SQ.FTS.B, Zero Cpn, 2/18/25 ... 7,131 6,816
6938875.SQ.FTS.B, Zero Cpn, 2/18/25 ... 6,095 5,918
6939214.SQ.FTS.B, Zero Cpn, 2/18/25 ... 4,113 3,942
6939265.SQ.FTS.B, Zero Cpn, 2/18/25 ... 5,088 4,880
6939319.SQ.FTS.B, Zero Cpn, 2/18/25 ... 134 131
6939329.SQ.FTS.B, Zero Cpn, 2/18/25 ... 4,341 4,168
6939361.SQ.FTS.B, Zero Cpn, 2/18/25 ... 2,518 2,384
6939388.SQ.FTS.B, Zero Cpn, 2/18/25 ... 4,375 3,984

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6939435.SQ.FTS.B, Zero Cpn, 2/18/25 ... $ 11,336 $ 10,850
6939623.SQ.FTS.B, Zero Cpn, 2/18/25 ... 3,532 3,138
6939693.SQ.FTS.B, Zero Cpn, 2/18/25 ... 57,014 53,961
6940658.SQ.FTS.B, Zero Cpn, 2/18/25 ... 18,597 17,398
6941002.SQ.FTS.B, Zero Cpn, 2/18/25 ... 3,496 3,335
6941070.SQ.FTS.B, Zero Cpn, 2/18/25 ... 1,488 1,154
6941093.SQ.FTS.B, Zero Cpn, 2/18/25 ... 1,134 1,092
6941165.SQ.FTS.B, Zero Cpn, 2/19/25 ... 11,072 10,546
6941280.SQ.FTS.B, Zero Cpn, 2/19/25 ... 1,029 945
6941294.SQ.FTS.B, Zero Cpn, 2/19/25 ... 4,282 3,954
6941335.SQ.FTS.B, Zero Cpn, 2/19/25 ... 2,231 2,128
6941360.SQ.FTS.B, Zero Cpn, 2/19/25 ... 6,087 5,818
6941405.SQ.FTS.B, Zero Cpn, 2/19/25 ... 4,991 3,517
6941439.SQ.FTS.B, Zero Cpn, 2/19/25 ... 9,783 9,152
6941545.SQ.FTS.B, Zero Cpn, 2/19/25 ... 4,275 4,097
6941599.SQ.FTS.B, Zero Cpn, 2/19/25 ... 24,985 23,735
6941940.SQ.FTS.B, Zero Cpn, 2/20/25 ... 1,341 1,291
6941962.SQ.FTS.B, Zero Cpn, 2/20/25 ... 3,548 3,401
6942014.SQ.FTS.B, Zero Cpn, 2/20/25 ... 1,348 1,277
6942028.SQ.FTS.B, Zero Cpn, 2/20/25 ... 1,567 1,480
6942117.SQ.FTS.B, Zero Cpn, 2/20/25 ... 3,371 3,232
6942149.SQ.FTS.B, Zero Cpn, 2/20/25 ... 3,610 3,394
6942187.SQ.FTS.B, Zero Cpn, 2/20/25 ... 3,826 3,622
6942222.SQ.FTS.B, Zero Cpn, 2/20/25 ... 1,852 1,797
6942262.SQ.FTS.B, Zero Cpn, 2/20/25 ... 5,927 5,712
6942335.SQ.FTS.B, Zero Cpn, 2/20/25 ... 7,243 6,940
6942449.SQ.FTS.B, Zero Cpn, 2/20/25 ... 653 632
6942465.SQ.FTS.B, Zero Cpn, 2/20/25 ... 4,742 3,909
6942522.SQ.FTS.B, Zero Cpn, 2/20/25 ... 12,266 11,775
6942910.SQ.FTS.B, Zero Cpn, 2/21/25 ... 4,170 4,017
6943067.SQ.FTS.B, Zero Cpn, 2/21/25 ... 597 550
6943108.SQ.FTS.B, Zero Cpn, 2/21/25 ... 3,546 2,832
6943184.SQ.FTS.B, Zero Cpn, 2/21/25 ... 1,771 1,665
6943225.SQ.FTS.B, Zero Cpn, 2/21/25 ... 13,996 13,452
6943641.SQ.FTS.B, Zero Cpn, 2/21/25 ... 3,645 3,484
6943705.SQ.FTS.B, Zero Cpn, 2/21/25 ... 2,247 2,129
6943768.SQ.FTS.B, Zero Cpn, 2/21/25 ... 2,228 2,155
6943816.SQ.FTS.B, Zero Cpn, 2/21/25 ... 1,777 1,659
6943855.SQ.FTS.B, Zero Cpn, 2/21/25 ... 1,818 1,737
6943886.SQ.FTS.B, Zero Cpn, 2/21/25 ... 586 564
6944003.SQ.FTS.B, Zero Cpn, 2/21/25 ... 4,982 4,773
6944071.SQ.FTS.B, Zero Cpn, 2/21/25 ... 13,872 9,235
6944248.SQ.FTS.B, Zero Cpn, 2/21/25 ... 3,050 2,838
6944283.SQ.FTS.B, Zero Cpn, 2/21/25 ... 7,555 7,221
6944374.SQ.FTS.B, Zero Cpn, 2/21/25 ... 1,547 1,455
6944390.SQ.FTS.B, Zero Cpn, 2/21/25 ... 2,626 2,532
6944466.SQ.FTS.B, Zero Cpn, 2/21/25 ... 2,904 2,770
6944504.SQ.FTS.B, Zero Cpn, 2/21/25 ... 28,728 26,560
6944857.SQ.FTS.B, Zero Cpn, 2/21/25 ... 362 349
6944879.SQ.FTS.B, Zero Cpn, 2/21/25 ... 53,636 50,217
6945549.SQ.FTS.B, Zero Cpn, 2/21/25 ... 21,731 20,823
6945897.SQ.FTS.B, Zero Cpn, 2/21/25 ... 1,907 1,771
6945921.SQ.FTS.B, Zero Cpn, 2/21/25 ... 2,007 1,934
6945938.SQ.FTS.B, Zero Cpn, 2/21/25 ... 7,920 7,569
6946056.SQ.FTS.B, Zero Cpn, 2/21/25 ... 26,037 25,098
6946389.SQ.FTS.B, Zero Cpn, 2/21/25 ... 6,086 5,667
6946498.SQ.FTS.B, Zero Cpn, 2/21/25 ... 10,062 9,132
6946591.SQ.FTS.B, Zero Cpn, 2/22/25 ... 11,610 11,225
Description
Principal
Amount Value
Block, Inc. (continued)
6946823.SQ.FTS.B, Zero Cpn, 2/22/25 ... $ 4,866 $ 4,696
6946907.SQ.FTS.B, Zero Cpn, 2/22/25 ... 47,100 44,451
6947925.SQ.FTS.B, Zero Cpn, 2/22/25 ... 756 722
6947936.SQ.FTS.B, Zero Cpn, 2/22/25 ... 5,076 4,787
6948035.SQ.FTS.B, Zero Cpn, 2/22/25 ... 7,489 7,141
6948222.SQ.FTS.B, Zero Cpn, 2/22/25 ... 39,998 38,221
6948723.SQ.FTS.B, Zero Cpn, 2/22/25 ... 56,855 52,559
6949328.SQ.FTS.B, Zero Cpn, 2/22/25 ... 5,721 4,074
6949372.SQ.FTS.B, Zero Cpn, 2/22/25 ... 5,720 5,301
6949469.SQ.FTS.B, Zero Cpn, 2/22/25 ... 23,716 22,719
6949752.SQ.FTS.B, Zero Cpn, 2/22/25 ... 16,715 15,935
6949958.SQ.FTS.B, Zero Cpn, 2/22/25 ... 373 359
6949964.SQ.FTS.B, Zero Cpn, 2/22/25 ... 3,954 3,811
6949999.SQ.FTS.B, Zero Cpn, 2/23/25 ... 22,604 21,484
6950294.SQ.FTS.B, Zero Cpn, 2/23/25 ... 2,770 2,659
6950339.SQ.FTS.B, Zero Cpn, 2/23/25 ... 760 734
6950351.SQ.FTS.B, Zero Cpn, 2/23/25 ... 52,398 49,822
6951131.SQ.FTS.B, Zero Cpn, 2/23/25 ... 1,324 1,262
6951154.SQ.FTS.B, Zero Cpn, 2/23/25 ... 1,647 1,597
6951209.SQ.FTS.B, Zero Cpn, 2/23/25 ... 4,303 4,103
6951265.SQ.FTS.B, Zero Cpn, 2/23/25 ... 1,483 1,399
6951302.SQ.FTS.B, Zero Cpn, 2/23/25 ... 3,056 2,914
6951333.SQ.FTS.B, Zero Cpn, 2/23/25 ... 22,310 21,448
6951670.SQ.FTS.B, Zero Cpn, 2/23/25 ... 2,330 2,233
6951708.SQ.FTS.B, Zero Cpn, 2/23/25 ... 470 433
6951722.SQ.FTS.B, Zero Cpn, 2/23/25 ... 23,921 22,939
6951919.SQ.FTS.B, Zero Cpn, 2/23/25 ... 57,888 55,747
6952609.SQ.FTS.B, Zero Cpn, 2/23/25 ... 12,731 11,527
6952811.SQ.FTS.B, Zero Cpn, 2/23/25 ... 14,648 13,491
6952990.SQ.FTS.B, Zero Cpn, 2/23/25 ... 40,317 38,573
6954757.SQ.FTS.B, Zero Cpn, 2/24/25 ... 4,034 3,842
6954866.SQ.FTS.B, Zero Cpn, 2/24/25 ... 900 872
6954924.SQ.FTS.B, Zero Cpn, 2/24/25 ... 473 456
6954966.SQ.FTS.B, Zero Cpn, 2/24/25 ... 13,640 11,305
6955287.SQ.FTS.B, Zero Cpn, 2/24/25 ... 1,415 1,332
6955349.SQ.FTS.B, Zero Cpn, 2/24/25 ... 1,854 1,687
6955378.SQ.FTS.B, Zero Cpn, 2/24/25 ... 5,615 5,239
6955514.SQ.FTS.B, Zero Cpn, 2/24/25 ... 3,605 3,092
6955566.SQ.FTS.B, Zero Cpn, 2/24/25 ... 1,401 1,305
6955588.SQ.FTS.B, Zero Cpn, 2/24/25 ... 3,710 3,463
6955667.SQ.FTS.B, Zero Cpn, 2/24/25 ... 5,707 5,035
6955765.SQ.FTS.B, Zero Cpn, 2/24/25 ... 9,185 8,795
6955886.SQ.FTS.B, Zero Cpn, 2/24/25 ... 6,001 5,351
6955979.SQ.FTS.B, Zero Cpn, 2/24/25 ... 48,300 45,897
6956682.SQ.FTS.B, Zero Cpn, 2/24/25 ... 5,256 4,791
6956752.SQ.FTS.B, Zero Cpn, 2/24/25 ... 16,383 15,514
6957098.SQ.FTS.B, Zero Cpn, 2/24/25 ... 6,439 6,160
6957156.SQ.FTS.B, Zero Cpn, 2/24/25 ... 1,089 783
6957160.SQ.FTS.B, Zero Cpn, 2/24/25 ... 4,329 4,151
6957197.SQ.FTS.B, Zero Cpn, 2/24/25 ... 3,685 3,584
6957334.SQ.FTS.B, Zero Cpn, 2/24/25 ... 824 764
6957355.SQ.FTS.B, Zero Cpn, 2/24/25 ... 14,314 13,190
6957595.SQ.FTS.B, Zero Cpn, 2/24/25 ... 2,541 2,242
6957622.SQ.FTS.B, Zero Cpn, 2/24/25 ... 4,042 3,860
6957679.SQ.FTS.B, Zero Cpn, 2/24/25 ... 24,043 23,049
6958004.SQ.FTS.B, Zero Cpn, 2/24/25 ... 18,460 17,567
6958264.SQ.FTS.B, Zero Cpn, 2/24/25 ... 5,907 5,612
6958313.SQ.FTS.B, Zero Cpn, 2/24/25 ... 13,579 12,094

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6958372.SQ.FTS.B, Zero Cpn, 2/25/25 ... $ 5,508 $ 5,246
6958559.SQ.FTS.B, Zero Cpn, 2/25/25 ... 26,427 19,938
6959245.SQ.FTS.B, Zero Cpn, 2/25/25 ... 28,758 26,606
6959688.SQ.FTS.B, Zero Cpn, 2/25/25 ... 389 376
6959697.SQ.FTS.B, Zero Cpn, 2/25/25 ... 3,824 3,591
6959771.SQ.FTS.B, Zero Cpn, 2/25/25 ... 8,464 7,026
6959837.SQ.FTS.B, Zero Cpn, 2/25/25 ... 12,334 11,650
6959964.SQ.FTS.B, Zero Cpn, 2/25/25 ... 281 272
6959966.SQ.FTS.B, Zero Cpn, 2/25/25 ... 12,413 11,786
6960079.SQ.FTS.B, Zero Cpn, 2/25/25 ... 9,278 8,828
6960238.SQ.FTS.B, Zero Cpn, 2/25/25 ... 4,207 4,039
6960276.SQ.FTS.B, Zero Cpn, 2/25/25 ... 11,484 11,014
6960385.SQ.FTS.B, Zero Cpn, 2/25/25 ... 481 463
6960394.SQ.FTS.B, Zero Cpn, 2/25/25 ... 13,681 12,900
6960597.SQ.FTS.B, Zero Cpn, 2/25/25 ... 1,769 1,645
6960606.SQ.FTS.B, Zero Cpn, 2/25/25 ... 1,483 1,429
6960629.SQ.FTS.B, Zero Cpn, 2/25/25 ... 10,260 9,612
6960759.SQ.FTS.B, Zero Cpn, 2/25/25 ... 10,886 9,704
6961528.SQ.FTS.B, Zero Cpn, 2/25/25 ... 1,755 1,457
6961728.SQ.FTS.B, Zero Cpn, 2/25/25 ... 551 533
6961761.SQ.FTS.B, Zero Cpn, 2/25/25 ... 7,315 6,384
6961825.SQ.FTS.B, Zero Cpn, 2/25/25 ... 4,498 4,278
6961898.SQ.FTS.B, Zero Cpn, 2/25/25 ... 955 890
6961948.SQ.FTS.B, Zero Cpn, 2/25/25 ... 10,941 10,365
6962075.SQ.FTS.B, Zero Cpn, 2/25/25 ... 1,166 1,111
6962083.SQ.FTS.B, Zero Cpn, 2/25/25 ... 22,677 21,781
6962376.SQ.FTS.B, Zero Cpn, 2/26/25 ... 2,563 2,457
6962411.SQ.FTS.B, Zero Cpn, 2/26/25 ... 3,382 3,206
6962443.SQ.FTS.B, Zero Cpn, 2/26/25 ... 223 217
6962456.SQ.FTS.B, Zero Cpn, 2/26/25 ... 5,805 5,385
6962485.SQ.FTS.B, Zero Cpn, 2/26/25 ... 303 294
6962488.SQ.FTS.B, Zero Cpn, 2/26/25 ... 19,380 18,537
6962628.SQ.FTS.B, Zero Cpn, 2/26/25 ... 14,431 13,774
6962750.SQ.FTS.B, Zero Cpn, 2/26/25 ... 15,920 15,250
6962846.SQ.FTS.B, Zero Cpn, 2/26/25 ... 5,037 4,511
6962893.SQ.FTS.B, Zero Cpn, 2/26/25 ... 24,789 23,712
6963107.SQ.FTS.B, Zero Cpn, 2/27/25 ... 4,048 3,817
6963144.SQ.FTS.B, Zero Cpn, 2/27/25 ... 2,075 2,009
6963174.SQ.FTS.B, Zero Cpn, 2/27/25 ... 21,370 20,454
6963383.SQ.FTS.B, Zero Cpn, 2/27/25 ... 1,436 1,392
6963414.SQ.FTS.B, Zero Cpn, 2/27/25 ... 2,691 2,602
6963451.SQ.FTS.B, Zero Cpn, 2/27/25 ... 2,609 2,453
6963468.SQ.FTS.B, Zero Cpn, 2/27/25 ... 2,590 2,479
6963494.SQ.FTS.B, Zero Cpn, 2/27/25 ... 2,959 2,838
6963533.SQ.FTS.B, Zero Cpn, 2/27/25 ... 2,220 2,071
6963552.SQ.FTS.B, Zero Cpn, 2/27/25 ... 8,486 8,131
6963625.SQ.FTS.B, Zero Cpn, 2/27/25 ... 4,680 4,347
6963666.SQ.FTS.B, Zero Cpn, 2/27/25 ... 13,610 12,601
6964024.SQ.FTS.B, Zero Cpn, 2/28/25 ... 6,152 5,608
6964145.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,709 1,644
6964210.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,266 3,136
6964280.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,301 2,204
6964367.SQ.FTS.B, Zero Cpn, 2/28/25 ... 5,844 5,495
6964539.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,367 3,229
6964622.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,930 3,509
6964669.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,124 970
6964696.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,663 2,563
6964748.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,448 1,299
Description
Principal
Amount Value
Block, Inc. (continued)
6964771.SQ.FTS.B, Zero Cpn, 2/28/25 ... $ 11,980 $ 11,393
6964929.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,264 2,137
6964955.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,716 1,631
6964981.SQ.FTS.B, Zero Cpn, 2/28/25 ... 13,806 13,194
6965159.SQ.FTS.B, Zero Cpn, 2/28/25 ... 8,304 7,163
6965288.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,512 1,456
6965319.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,706 2,618
6965356.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,706 4,548
6965459.SQ.FTS.B, Zero Cpn, 2/28/25 ... 11,593 11,042
6965565.SQ.FTS.B, Zero Cpn, 2/28/25 ... 16,674 15,830
6965742.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,735 3,455
6965799.SQ.FTS.B, Zero Cpn, 2/28/25 ... 5,684 5,351
6965888.SQ.FTS.B, Zero Cpn, 2/28/25 ... 10,523 10,131
6966024.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,895 1,824
6966051.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,640 1,824
6966079.SQ.FTS.B, Zero Cpn, 2/28/25 ... 32,256 29,880
6966269.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,714 1,639
6966277.SQ.FTS.B, Zero Cpn, 2/28/25 ... 25,410 23,752
6966570.SQ.FTS.B, Zero Cpn, 2/28/25 ... 14,849 13,429
6966676.SQ.FTS.B, Zero Cpn, 2/28/25 ... 6,615 6,238
6966796.SQ.FTS.B, Zero Cpn, 2/28/25 ... 897 857
6966807.SQ.FTS.B, Zero Cpn, 2/28/25 ... 16,998 14,662
6967002.SQ.FTS.B, Zero Cpn, 2/28/25 ... 9,881 9,154
6967094.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,630 1,406
6967105.SQ.FTS.B, Zero Cpn, 2/28/25 ... 435 422
6967109.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,385 4,084
6967162.SQ.FTS.B, Zero Cpn, 2/28/25 ... 7,645 7,315
6967240.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,988 2,875
6967265.SQ.FTS.B, Zero Cpn, 2/28/25 ... 37,763 33,079
6967515.SQ.FTS.B, Zero Cpn, 2/28/25 ... 61,369 58,137
6968625.SQ.FTS.B, Zero Cpn, 2/28/25 ... 11,347 10,859
6968795.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,299 2,170
6968829.SQ.FTS.B, Zero Cpn, 2/28/25 ... 11,214 10,837
6969043.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,738 3,572
6969085.SQ.FTS.B, Zero Cpn, 2/28/25 ... 770 738
6969092.SQ.FTS.B, Zero Cpn, 2/28/25 ... 8,660 8,184
6969202.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,480 1,404
6969213.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,379 3,915
6969284.SQ.FTS.B, Zero Cpn, 2/28/25 ... 8,859 8,436
6969375.SQ.FTS.B, Zero Cpn, 2/28/25 ... 7,059 6,771
6969493.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,623 2,512
6969511.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,781 2,321
6969530.SQ.FTS.B, Zero Cpn, 2/28/25 ... 8,100 7,638
6969623.SQ.FTS.B, Zero Cpn, 2/28/25 ... 982 916
6969647.SQ.FTS.B, Zero Cpn, 2/28/25 ... 691 627
6969659.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,948 3,762
6969701.SQ.FTS.B, Zero Cpn, 2/28/25 ... 17,797 16,977
6969926.SQ.FTS.B, Zero Cpn, 2/28/25 ... 5,787 5,446
6969985.SQ.FTS.B, Zero Cpn, 2/28/25 ... 5,058 4,849
6970084.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,214 2,124
6970092.SQ.FTS.B, Zero Cpn, 2/28/25 ... 640 618
6970107.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,873 3,585
6970161.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,406 3,271
6970204.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,093 2,006
6970253.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,325 3,985
6970303.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,499 2,191
6970317.SQ.FTS.B, Zero Cpn, 2/28/25 ... 13,077 12,201
6970478.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,070 3,895

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6970507.SQ.FTS.B, Zero Cpn, 2/28/25 ... $ 5,131 $ 4,920
6970585.SQ.FTS.B, Zero Cpn, 2/28/25 ... 11,254 10,691
6970709.SQ.FTS.B, Zero Cpn, 2/28/25 ... 13,851 13,205
6970935.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,718 1,622
6970985.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,188 1,149
6971009.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,676 3,541
6971049.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,794 1,725
6971076.SQ.FTS.B, Zero Cpn, 2/28/25 ... 373 362
6971155.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,331 3,218
6971200.SQ.FTS.B, Zero Cpn, 2/28/25 ... 9,639 8,934
6971273.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,995 3,806
6971330.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,107 2,959
6971383.SQ.FTS.B, Zero Cpn, 2/28/25 ... 5,038 4,829
6971476.SQ.FTS.B, Zero Cpn, 2/28/25 ... 5,281 5,024
6971515.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,363 2,296
6971611.SQ.FTS.B, Zero Cpn, 2/28/25 ... 11,989 11,484
6971918.SQ.FTS.B, Zero Cpn, 2/28/25 ... 13,323 12,744
6972162.SQ.FTS.B, Zero Cpn, 2/28/25 ... 7,677 7,370
6972375.SQ.FTS.B, Zero Cpn, 2/28/25 ... 12,504 11,972
6972471.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,591 2,465
6972507.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,849 4,636
6972593.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,037 1,934
6972626.SQ.FTS.B, Zero Cpn, 2/28/25 ... 9,224 8,408
6972734.SQ.FTS.B, Zero Cpn, 2/28/25 ... 19,381 18,541
6973052.SQ.FTS.B, Zero Cpn, 2/28/25 ... 7,024 6,164
6973135.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,268 1,219
6973145.SQ.FTS.B, Zero Cpn, 2/28/25 ... 8,510 8,015
6973287.SQ.FTS.B, Zero Cpn, 2/28/25 ... 5,083 4,461
6973375.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,183 2,113
6973457.SQ.FTS.B, Zero Cpn, 2/28/25 ... 730 648
6973464.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,068 1,977
6973499.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,412 1,310
6973530.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,954 1,835
6973592.SQ.FTS.B, Zero Cpn, 2/28/25 ... 8,340 7,992
6973705.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,245 2,152
6973768.SQ.FTS.B, Zero Cpn, 2/28/25 ... 623 605
6973782.SQ.FTS.B, Zero Cpn, 2/28/25 ... 11,109 10,642
6973960.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,160 2,970
6973985.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,520 2,368
6974007.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,432 1,372
6974023.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,880 3,646
6974078.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,388 1,336
6974095.SQ.FTS.B, Zero Cpn, 2/28/25 ... 10,250 9,816
6974192.SQ.FTS.B, Zero Cpn, 2/28/25 ... 6,258 6,015
6977385.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,357 1,289
6977432.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,427 2,318
6977489.SQ.FTS.B, Zero Cpn, 2/28/25 ... 8,399 6,440
6977593.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,781 2,442
6977614.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,467 2,367
6977676.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,093 2,956
6977773.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,729 1,662
6977822.SQ.FTS.B, Zero Cpn, 2/28/25 ... 6,406 6,118
6977932.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,679 1,576
6977998.SQ.FTS.B, Zero Cpn, 2/28/25 ... 7,628 6,603
6978243.SQ.FTS.B, Zero Cpn, 2/28/25 ... 498 484
6978274.SQ.FTS.B, Zero Cpn, 2/28/25 ... 5,743 5,233
6978405.SQ.FTS.B, Zero Cpn, 2/28/25 ... 10,442 10,035
6978588.SQ.FTS.B, Zero Cpn, 2/28/25 ... 22,095 21,247
Description
Principal
Amount Value
Block, Inc. (continued)
6978940.SQ.FTS.B, Zero Cpn, 2/28/25 ... $ 2,388 $ 2,251
6978960.SQ.FTS.B, Zero Cpn, 2/28/25 ... 8,499 8,129
6979081.SQ.FTS.B, Zero Cpn, 2/28/25 ... 624 587
6979084.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,015 971
6979098.SQ.FTS.B, Zero Cpn, 2/28/25 ... 7,885 7,495
6979187.SQ.FTS.B, Zero Cpn, 2/28/25 ... 67,682 64,336
6979942.SQ.FTS.B, Zero Cpn, 2/28/25 ... 961 820
6979980.SQ.FTS.B, Zero Cpn, 2/28/25 ... 7,052 6,751
6980094.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,040 994
6980120.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,724 1,646
6980139.SQ.FTS.B, Zero Cpn, 2/28/25 ... 5,144 4,871
6980213.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,971 4,663
6980266.SQ.FTS.B, Zero Cpn, 2/28/25 ... 42,921 41,075
6980850.SQ.FTS.B, Zero Cpn, 2/28/25 ... 6,248 5,970
6980904.SQ.FTS.B, Zero Cpn, 2/28/25 ... 72,589 69,194
6981261.SQ.FTS.B, Zero Cpn, 3/01/25 ... 2,979 2,801
6981350.SQ.FTS.B, Zero Cpn, 3/01/25 ... 2,547 2,438
6981429.SQ.FTS.B, Zero Cpn, 3/01/25 ... 9,666 9,241
6981613.SQ.FTS.B, Zero Cpn, 3/01/25 ... 461 443
6981619.SQ.FTS.B, Zero Cpn, 3/01/25 ... 28,935 27,387
6982274.SQ.FTS.B, Zero Cpn, 3/01/25 ... 15,492 14,024
6982590.SQ.FTS.B, Zero Cpn, 3/01/25 ... 7,603 7,275
6982777.SQ.FTS.B, Zero Cpn, 3/01/25 ... 1,080 887
6982800.SQ.FTS.B, Zero Cpn, 3/01/25 ... 6,763 6,342
6982903.SQ.FTS.B, Zero Cpn, 3/01/25 ... 5,609 5,337
6982956.SQ.FTS.B, Zero Cpn, 3/01/25 ... 39,897 38,224
6983540.SQ.FTS.B, Zero Cpn, 3/01/25 ... 5,963 5,676
6983598.SQ.FTS.B, Zero Cpn, 3/01/25 ... 2,082 2,014
6983659.SQ.FTS.B, Zero Cpn, 3/01/25 ... 961 903
6983671.SQ.FTS.B, Zero Cpn, 3/01/25 ... 5,611 5,079
6983761.SQ.FTS.B, Zero Cpn, 3/01/25 ... 2,417 2,299
6983788.SQ.FTS.B, Zero Cpn, 3/01/25 ... 8,527 8,145
6983938.SQ.FTS.B, Zero Cpn, 3/01/25 ... 18,646 17,729
6984186.SQ.FTS.B, Zero Cpn, 3/01/25 ... 1,005 859
6984206.SQ.FTS.B, Zero Cpn, 3/01/25 ... 40,237 38,215
6984705.SQ.FTS.B, Zero Cpn, 3/02/25 ... 20,635 19,524
6984910.SQ.FTS.B, Zero Cpn, 3/02/25 ... 687 651
6984925.SQ.FTS.B, Zero Cpn, 3/02/25 ... 10,042 9,562
6985018.SQ.FTS.B, Zero Cpn, 3/02/25 ... 8,805 8,550
6985204.SQ.FTS.B, Zero Cpn, 3/02/25 ... 1,416 1,348
6985220.SQ.FTS.B, Zero Cpn, 3/02/25 ... 586 551
6985229.SQ.FTS.B, Zero Cpn, 3/02/25 ... 1,484 1,393
6985241.SQ.FTS.B, Zero Cpn, 3/02/25 ... 2,603 2,494
6985273.SQ.FTS.B, Zero Cpn, 3/02/25 ... 3,345 2,684
6985308.SQ.FTS.B, Zero Cpn, 3/02/25 ... 15,214 14,395
6985471.SQ.FTS.B, Zero Cpn, 3/02/25 ... 1,273 1,217
6985481.SQ.FTS.B, Zero Cpn, 3/02/25 ... 11,952 11,221
6985603.SQ.FTS.B, Zero Cpn, 3/03/25 ... 1,305 1,252
6985621.SQ.FTS.B, Zero Cpn, 3/03/25 ... 3,671 2,744
6985666.SQ.FTS.B, Zero Cpn, 3/03/25 ... 450 438
6985675.SQ.FTS.B, Zero Cpn, 3/03/25 ... 1,958 1,886
6985716.SQ.FTS.B, Zero Cpn, 3/03/25 ... 4,985 4,684
6985757.SQ.FTS.B, Zero Cpn, 3/03/25 ... 1,403 1,336
6985777.SQ.FTS.B, Zero Cpn, 3/03/25 ... 1,170 1,098
6985787.SQ.FTS.B, Zero Cpn, 3/03/25 ... 12,542 11,368
6985898.SQ.FTS.B, Zero Cpn, 3/03/25 ... 5,676 5,444
6985955.SQ.FTS.B, Zero Cpn, 3/03/25 ... 544 521
6985962.SQ.FTS.B, Zero Cpn, 3/03/25 ... 1,129 1,096

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6985983.SQ.FTS.B, Zero Cpn, 3/03/25 ... $ 3,082 $ 2,927
6986012.SQ.FTS.B, Zero Cpn, 3/03/25 ... 18,423 17,505
6986211.SQ.FTS.B, Zero Cpn, 3/03/25 ... 3,132 2,586
6986243.SQ.FTS.B, Zero Cpn, 3/04/25 ... 316 307
6986253.SQ.FTS.B, Zero Cpn, 3/04/25 ... 602 580
6986260.SQ.FTS.B, Zero Cpn, 3/04/25 ... 2,905 2,608
6986292.SQ.FTS.B, Zero Cpn, 3/04/25 ... 17,019 16,315
6986557.SQ.FTS.B, Zero Cpn, 3/04/25 ... 4,232 4,049
6986596.SQ.FTS.B, Zero Cpn, 3/04/25 ... 8,841 8,510
6986691.SQ.FTS.B, Zero Cpn, 3/04/25 ... 3,264 3,124
6986723.SQ.FTS.B, Zero Cpn, 3/04/25 ... 1,562 1,458
6986732.SQ.FTS.B, Zero Cpn, 3/04/25 ... 3,581 3,118
6986779.SQ.FTS.B, Zero Cpn, 3/04/25 ... 6,280 5,900
6986837.SQ.FTS.B, Zero Cpn, 3/04/25 ... 2,320 2,250
6986883.SQ.FTS.B, Zero Cpn, 3/04/25 ... 7,463 7,140
6986929.SQ.FTS.B, Zero Cpn, 3/04/25 ... 28,841 27,353
6987177.SQ.FTS.B, Zero Cpn, 3/04/25 ... 1,290 1,231
6987193.SQ.FTS.B, Zero Cpn, 3/04/25 ... 5,104 4,883
6987244.SQ.FTS.B, Zero Cpn, 3/04/25 ... 12,841 12,179
6987544.SQ.FTS.B, Zero Cpn, 3/05/25 ... 8,118 7,645
6987677.SQ.FTS.B, Zero Cpn, 3/05/25 ... 520 467
6987687.SQ.FTS.B, Zero Cpn, 3/05/25 ... 627 610
6987724.SQ.FTS.B, Zero Cpn, 3/05/25 ... 37,589 36,004
6988599.SQ.FTS.B, Zero Cpn, 3/05/25 ... 3,683 3,527
6988640.SQ.FTS.B, Zero Cpn, 3/05/25 ... 11,037 10,510
6988810.SQ.FTS.B, Zero Cpn, 3/05/25 ... 4,874 4,642
6988906.SQ.FTS.B, Zero Cpn, 3/05/25 ... 2,417 2,317
6988972.SQ.FTS.B, Zero Cpn, 3/05/25 ... 3,902 3,554
6989032.SQ.FTS.B, Zero Cpn, 3/05/25 ... 32,786 31,149
6989550.SQ.FTS.B, Zero Cpn, 3/05/25 ... 48,961 46,853
6989969.SQ.FTS.B, Zero Cpn, 3/05/25 ... 3,134 2,976
6989985.SQ.FTS.B, Zero Cpn, 3/05/25 ... 2,197 2,000
6989999.SQ.FTS.B, Zero Cpn, 3/05/25 ... 3,467 3,287
6990022.SQ.FTS.B, Zero Cpn, 3/05/25 ... 3,469 3,254
6990047.SQ.FTS.B, Zero Cpn, 3/05/25 ... 20,849 19,968
6990181.SQ.FTS.B, Zero Cpn, 3/05/25 ... 977 935
6990188.SQ.FTS.B, Zero Cpn, 3/05/25 ... 976 943
6990197.SQ.FTS.B, Zero Cpn, 3/05/25 ... 12,661 12,087
6990265.SQ.FTS.B, Zero Cpn, 3/05/25 ... 2,813 2,694
6990296.SQ.FTS.B, Zero Cpn, 3/05/25 ... 9,953 8,398
6990348.SQ.FTS.B, Zero Cpn, 3/05/25 ... 3,561 3,232
6990385.SQ.FTS.B, Zero Cpn, 3/05/25 ... 915 841
6990418.SQ.FTS.B, Zero Cpn, 3/06/25 ... 6,913 6,575
6990477.SQ.FTS.B, Zero Cpn, 3/06/25 ... 1,513 1,464
6990487.SQ.FTS.B, Zero Cpn, 3/06/25 ... 8,625 8,323
6990561.SQ.FTS.B, Zero Cpn, 3/06/25 ... 1,474 1,424
6990574.SQ.FTS.B, Zero Cpn, 3/06/25 ... 708 665
6990581.SQ.FTS.B, Zero Cpn, 3/06/25 ... 8,871 8,411
6990697.SQ.FTS.B, Zero Cpn, 3/06/25 ... 248 239
6990702.SQ.FTS.B, Zero Cpn, 3/06/25 ... 1,182 1,133
6990717.SQ.FTS.B, Zero Cpn, 3/06/25 ... 1,805 1,728
6990727.SQ.FTS.B, Zero Cpn, 3/06/25 ... 36,889 34,225
6991152.SQ.FTS.B, Zero Cpn, 3/06/25 ... 3,952 3,762
6991196.SQ.FTS.B, Zero Cpn, 3/06/25 ... 8,570 7,875
6991273.SQ.FTS.B, Zero Cpn, 3/06/25 ... 5,529 4,178
6991317.SQ.FTS.B, Zero Cpn, 3/06/25 ... 17,115 16,397
6991595.SQ.FTS.B, Zero Cpn, 3/06/25 ... 5,054 4,719
6991623.SQ.FTS.B, Zero Cpn, 3/06/25 ... 8,109 7,764
Description
Principal
Amount Value
Block, Inc. (continued)
6991704.SQ.FTS.B, Zero Cpn, 3/06/25 ... $ 14,826 $ 13,408
6992008.SQ.FTS.B, Zero Cpn, 3/06/25 ... 3,436 2,786
6992169.SQ.FTS.B, Zero Cpn, 3/06/25 ... 2,878 2,735
6992374.SQ.FTS.B, Zero Cpn, 3/06/25 ... 3,939 3,577
6992507.SQ.FTS.B, Zero Cpn, 3/06/25 ... 4,225 4,034
6992564.SQ.FTS.B, Zero Cpn, 3/06/25 ... 13,467 12,679
6992711.SQ.FTS.B, Zero Cpn, 3/06/25 ... 2,065 1,991
6992735.SQ.FTS.B, Zero Cpn, 3/06/25 ... 5,615 5,264
6992776.SQ.FTS.B, Zero Cpn, 3/06/25 ... 652 632
6992795.SQ.FTS.B, Zero Cpn, 3/06/25 ... 12,126 11,510
6992882.SQ.FTS.B, Zero Cpn, 3/06/25 ... 5,132 4,969
6992954.SQ.FTS.B, Zero Cpn, 3/06/25 ... 2,781 2,502
6992980.SQ.FTS.B, Zero Cpn, 3/06/25 ... 11,259 10,126
6993093.SQ.FTS.B, Zero Cpn, 3/06/25 ... 2,671 2,533
6993132.SQ.FTS.B, Zero Cpn, 3/06/25 ... 6,455 6,060
6993196.SQ.FTS.B, Zero Cpn, 3/06/25 ... 4,359 4,105
6993266.SQ.FTS.B, Zero Cpn, 3/06/25 ... 4,895 4,735
6993371.SQ.FTS.B, Zero Cpn, 3/06/25 ... 8,076 7,753
6993500.SQ.FTS.B, Zero Cpn, 3/06/25 ... 5,838 5,571
6993612.SQ.FTS.B, Zero Cpn, 3/06/25 ... 8,702 8,228
6993734.SQ.FTS.B, Zero Cpn, 3/06/25 ... 9,906 9,479
6995631.SQ.FTS.B, Zero Cpn, 3/07/25 ... 6,210 5,903
6995756.SQ.FTS.B, Zero Cpn, 3/07/25 ... 68,198 65,329
6996953.SQ.FTS.B, Zero Cpn, 3/07/25 ... 501 468
6996964.SQ.FTS.B, Zero Cpn, 3/07/25 ... 1,140 1,099
6996992.SQ.FTS.B, Zero Cpn, 3/07/25 ... 32,961 31,019
6997539.SQ.FTS.B, Zero Cpn, 3/07/25 ... 24,541 23,522
6997742.SQ.FTS.B, Zero Cpn, 3/07/25 ... 1,333 1,284
6997755.SQ.FTS.B, Zero Cpn, 3/07/25 ... 1,773 1,666
6997764.SQ.FTS.B, Zero Cpn, 3/07/25 ... 34,227 32,711
6998047.SQ.FTS.B, Zero Cpn, 3/07/25 ... 5,203 4,895
6998119.SQ.FTS.B, Zero Cpn, 3/07/25 ... 51,648 49,429
6999260.SQ.FTS.B, Zero Cpn, 3/08/25 ... 2,373 2,262
6999650.SQ.FTS.B, Zero Cpn, 3/08/25 ... 1,712 1,638
6999700.SQ.FTS.B, Zero Cpn, 3/08/25 ... 11,469 10,685
6999863.SQ.FTS.B, Zero Cpn, 3/08/25 ... 10,007 8,750
6999974.SQ.FTS.B, Zero Cpn, 3/08/25 ... 6,082 5,784
7000029.SQ.FTS.B, Zero Cpn, 3/08/25 ... 31,774 29,827
7000411.SQ.FTS.B, Zero Cpn, 3/08/25 ... 3,059 2,953
7000454.SQ.FTS.B, Zero Cpn, 3/08/25 ... 3,272 3,038
7000476.SQ.FTS.B, Zero Cpn, 3/08/25 ... 2,049 1,946
7000509.SQ.FTS.B, Zero Cpn, 3/08/25 ... 30,258 28,759
7000865.SQ.FTS.B, Zero Cpn, 3/08/25 ... 95,668 90,316
7001929.SQ.FTS.B, Zero Cpn, 3/08/25 ... 29,009 26,372
7002249.SQ.FTS.B, Zero Cpn, 3/08/25 ... 2,465 2,343
7002287.SQ.FTS.B, Zero Cpn, 3/08/25 ... 13,449 12,696
7002308.SQ.FTS.B, Zero Cpn, 3/09/25 ... 1,899 1,784
7002347.SQ.FTS.B, Zero Cpn, 3/09/25 ... 6,927 6,620
7002411.SQ.FTS.B, Zero Cpn, 3/09/25 ... 932 885
7002426.SQ.FTS.B, Zero Cpn, 3/09/25 ... 1,847 1,722
7002443.SQ.FTS.B, Zero Cpn, 3/09/25 ... 3,716 3,547
7002471.SQ.FTS.B, Zero Cpn, 3/09/25 ... 5,638 5,379
7002536.SQ.FTS.B, Zero Cpn, 3/09/25 ... 7,761 7,419
7002610.SQ.FTS.B, Zero Cpn, 3/09/25 ... 24,249 23,114
7002859.SQ.FTS.B, Zero Cpn, 3/09/25 ... 1,375 1,291
7002862.SQ.FTS.B, Zero Cpn, 3/09/25 ... 133 128
7002864.SQ.FTS.B, Zero Cpn, 3/09/25 ... 3,590 3,408
7002901.SQ.FTS.B, Zero Cpn, 3/09/25 ... 23,281 22,115

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7003146.SQ.FTS.B, Zero Cpn, 3/09/25 ... $ 5,831 $ 5,481
7003194.SQ.FTS.B, Zero Cpn, 3/09/25 ... 2,431 2,357
7003240.SQ.FTS.B, Zero Cpn, 3/09/25 ... 2,050 1,885
7003256.SQ.FTS.B, Zero Cpn, 3/10/25 ... 5,313 5,042
7003293.SQ.FTS.B, Zero Cpn, 3/10/25 ... 44,587 42,548
7003674.SQ.FTS.B, Zero Cpn, 3/10/25 ... 12,378 11,859
7003770.SQ.FTS.B, Zero Cpn, 3/10/25 ... 4,141 3,948
7003810.SQ.FTS.B, Zero Cpn, 3/10/25 ... 9,644 9,218
7003900.SQ.FTS.B, Zero Cpn, 3/11/25 ... 20,412 19,346
7004443.SQ.FTS.B, Zero Cpn, 3/11/25 ... 1,360 994
7004499.SQ.FTS.B, Zero Cpn, 3/11/25 ... 6,684 6,282
7004680.SQ.FTS.B, Zero Cpn, 3/11/25 ... 2,369 2,196
7004763.SQ.FTS.B, Zero Cpn, 3/11/25 ... 4,364 4,171
7004843.SQ.FTS.B, Zero Cpn, 3/11/25 ... 8,999 8,623
7004959.SQ.FTS.B, Zero Cpn, 3/11/25 ... 5,107 4,893
7005010.SQ.FTS.B, Zero Cpn, 3/11/25 ... 2,164 2,064
7005046.SQ.FTS.B, Zero Cpn, 3/11/25 ... 7,020 6,698
7005135.SQ.FTS.B, Zero Cpn, 3/11/25 ... 9,529 8,914
7005245.SQ.FTS.B, Zero Cpn, 3/11/25 ... 7,103 6,676
7005376.SQ.FTS.B, Zero Cpn, 3/11/25 ... 1,540 1,469
7005398.SQ.FTS.B, Zero Cpn, 3/11/25 ... 1,189 1,139
7005431.SQ.FTS.B, Zero Cpn, 3/11/25 ... 7,835 7,488
7005506.SQ.FTS.B, Zero Cpn, 3/11/25 ... 40,305 38,537
7005940.SQ.FTS.B, Zero Cpn, 3/11/25 ... 5,921 5,195
7005989.SQ.FTS.B, Zero Cpn, 3/11/25 ... 5,901 5,679
7006058.SQ.FTS.B, Zero Cpn, 3/11/25 ... 42,299 40,326
7006546.SQ.FTS.B, Zero Cpn, 3/11/25 ... 42,292 40,442
7007029.SQ.FTS.B, Zero Cpn, 3/11/25 ... 3,868 3,634
7007058.SQ.FTS.B, Zero Cpn, 3/11/25 ... 8,941 8,359
7007162.SQ.FTS.B, Zero Cpn, 3/11/25 ... 11,202 10,705
7007244.SQ.FTS.B, Zero Cpn, 3/11/25 ... 3,151 3,011
7007275.SQ.FTS.B, Zero Cpn, 3/11/25 ... 10,593 9,953
7007353.SQ.FTS.B, Zero Cpn, 3/11/25 ... 4,816 4,587
7007402.SQ.FTS.B, Zero Cpn, 3/11/25 ... 3,596 3,412
7007431.SQ.FTS.B, Zero Cpn, 3/11/25 ... 5,014 4,114
7007456.SQ.FTS.B, Zero Cpn, 3/12/25 ... 70,060 66,998
7008617.SQ.FTS.B, Zero Cpn, 3/12/25 ... 6,831 6,555
7008756.SQ.FTS.B, Zero Cpn, 3/12/25 ... 24,144 23,121
7008977.SQ.FTS.B, Zero Cpn, 3/12/25 ... 2,346 2,210
7008995.SQ.FTS.B, Zero Cpn, 3/12/25 ... 2,324 2,229
7009055.SQ.FTS.B, Zero Cpn, 3/12/25 ... 11,773 11,176
7009171.SQ.FTS.B, Zero Cpn, 3/12/25 ... 2,584 2,487
7009215.SQ.FTS.B, Zero Cpn, 3/12/25 ... 646 619
7009248.SQ.FTS.B, Zero Cpn, 3/12/25 ... 906 867
7009259.SQ.FTS.B, Zero Cpn, 3/12/25 ... 5,504 5,209
7009344.SQ.FTS.B, Zero Cpn, 3/12/25 ... 37,644 36,056
7009676.SQ.FTS.B, Zero Cpn, 3/12/25 ... 1,672 1,603
7009683.SQ.FTS.B, Zero Cpn, 3/12/25 ... 1,434 1,395
7009740.SQ.FTS.B, Zero Cpn, 3/12/25 ... 2,968 2,681
7009760.SQ.FTS.B, Zero Cpn, 3/12/25 ... 1,162 1,092
7009778.SQ.FTS.B, Zero Cpn, 3/12/25 ... 7,211 6,922
7009850.SQ.FTS.B, Zero Cpn, 3/12/25 ... 13,692 13,104
7009988.SQ.FTS.B, Zero Cpn, 3/12/25 ... 5,347 5,067
7010049.SQ.FTS.B, Zero Cpn, 3/12/25 ... 5,872 5,619
7010131.SQ.FTS.B, Zero Cpn, 3/12/25 ... 51,812 49,428
7010737.SQ.FTS.B, Zero Cpn, 3/12/25 ... 2,757 2,630
7010756.SQ.FTS.B, Zero Cpn, 3/12/25 ... 4,548 4,374
7010794.SQ.FTS.B, Zero Cpn, 3/12/25 ... 39,406 37,762
Description
Principal
Amount Value
Block, Inc. (continued)
7010824.SQ.FTS.B, Zero Cpn, 3/13/25 ... $ 4,510 $ 3,821
7010885.SQ.FTS.B, Zero Cpn, 3/13/25 ... 3,326 3,191
7010951.SQ.FTS.B, Zero Cpn, 3/13/25 ... 42,758 40,215
7012037.SQ.FTS.B, Zero Cpn, 3/13/25 ... 2,154 2,016
7012100.SQ.FTS.B, Zero Cpn, 3/13/25 ... 2,752 2,359
7012151.SQ.FTS.B, Zero Cpn, 3/13/25 ... 1,412 1,358
7012175.SQ.FTS.B, Zero Cpn, 3/13/25 ... 5,154 4,871
7012291.SQ.FTS.B, Zero Cpn, 3/13/25 ... 13,308 12,658
7012626.SQ.FTS.B, Zero Cpn, 3/13/25 ... 1,346 1,264
7012640.SQ.FTS.B, Zero Cpn, 3/13/25 ... 12,250 11,694
7012805.SQ.FTS.B, Zero Cpn, 3/13/25 ... 1,694 1,453
7012825.SQ.FTS.B, Zero Cpn, 3/13/25 ... 60,373 57,235
7013636.SQ.FTS.B, Zero Cpn, 3/13/25 ... 9,115 8,689
7013736.SQ.FTS.B, Zero Cpn, 3/13/25 ... 1,102 1,070
7013753.SQ.FTS.B, Zero Cpn, 3/13/25 ... 7,928 7,559
7013896.SQ.FTS.B, Zero Cpn, 3/13/25 ... 91,280 87,584
7016317.SQ.FTS.B, Zero Cpn, 3/14/25 ... 12,197 11,584
7016529.SQ.FTS.B, Zero Cpn, 3/14/25 ... 2,306 2,158
7016562.SQ.FTS.B, Zero Cpn, 3/14/25 ... 1,301 1,239
7016583.SQ.FTS.B, Zero Cpn, 3/14/25 ... 738 674
7016598.SQ.FTS.B, Zero Cpn, 3/14/25 ... 23,522 22,113
7017174.SQ.FTS.B, Zero Cpn, 3/14/25 ... 21,588 20,576
7017813.SQ.FTS.B, Zero Cpn, 3/14/25 ... 1,856 1,779
7017831.SQ.FTS.B, Zero Cpn, 3/14/25 ... 376 358
7017834.SQ.FTS.B, Zero Cpn, 3/14/25 ... 30,023 28,540
7018441.SQ.FTS.B, Zero Cpn, 3/14/25 ... 5,281 4,945
7018508.SQ.FTS.B, Zero Cpn, 3/14/25 ... 30,439 29,209
7018954.SQ.FTS.B, Zero Cpn, 3/14/25 ... 17,150 16,291
7019209.SQ.FTS.B, Zero Cpn, 3/14/25 ... 2,245 2,178
7019278.SQ.FTS.B, Zero Cpn, 3/14/25 ... 2,977 2,832
7019301.SQ.FTS.B, Zero Cpn, 3/14/25 ... 4,138 3,955
7019356.SQ.FTS.B, Zero Cpn, 3/14/25 ... 19,425 18,228
7019673.SQ.FTS.B, Zero Cpn, 3/14/25 ... 1,593 1,496
7019693.SQ.FTS.B, Zero Cpn, 3/14/25 ... 633 555
7019703.SQ.FTS.B, Zero Cpn, 3/14/25 ... 2,957 2,672
7019759.SQ.FTS.B, Zero Cpn, 3/14/25 ... 78,151 74,555
7020319.SQ.FTS.B, Zero Cpn, 3/15/25 ... 7,082 6,708
7020480.SQ.FTS.B, Zero Cpn, 3/15/25 ... 10,078 9,637
7020715.SQ.FTS.B, Zero Cpn, 3/15/25 ... 699 676
7020735.SQ.FTS.B, Zero Cpn, 3/15/25 ... 918 685
7020752.SQ.FTS.B, Zero Cpn, 3/15/25 ... 5,412 5,143
7020860.SQ.FTS.B, Zero Cpn, 3/15/25 ... 5,276 5,030
7020977.SQ.FTS.B, Zero Cpn, 3/15/25 ... 21,640 20,715
7021418.SQ.FTS.B, Zero Cpn, 3/15/25 ... 3,316 3,131
7021474.SQ.FTS.B, Zero Cpn, 3/15/25 ... 1,778 1,698
7021510.SQ.FTS.B, Zero Cpn, 3/15/25 ... 20,077 17,679
7021817.SQ.FTS.B, Zero Cpn, 3/15/25 ... 5,317 4,574
7021905.SQ.FTS.B, Zero Cpn, 3/15/25 ... 2,306 2,193
7021942.SQ.FTS.B, Zero Cpn, 3/15/25 ... 36,277 33,550
7022511.SQ.FTS.B, Zero Cpn, 3/15/25 ... 1,816 1,730
7022562.SQ.FTS.B, Zero Cpn, 3/15/25 ... 35,746 34,194
7023120.SQ.FTS.B, Zero Cpn, 3/15/25 ... 890 862
7023145.SQ.FTS.B, Zero Cpn, 3/15/25 ... 2,709 2,534
7023175.SQ.FTS.B, Zero Cpn, 3/15/25 ... 1,792 1,648
7023194.SQ.FTS.B, Zero Cpn, 3/15/25 ... 55,393 52,995
7024051.SQ.FTS.B, Zero Cpn, 3/15/25 ... 2,545 2,323
7024095.SQ.FTS.B, Zero Cpn, 3/15/25 ... 571 548
7024117.SQ.FTS.B, Zero Cpn, 3/15/25 ... 4,909 4,689

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7024212.SQ.FTS.B, Zero Cpn, 3/15/25 ... $ 443 $ 432
7024235.SQ.FTS.B, Zero Cpn, 3/15/25 ... 8,314 6,525
7024365.SQ.FTS.B, Zero Cpn, 3/15/25 ... 5,069 4,767
7024434.SQ.FTS.B, Zero Cpn, 3/15/25 ... 2,422 2,084
7024480.SQ.FTS.B, Zero Cpn, 3/15/25 ... 12,012 11,479
7024630.SQ.FTS.B, Zero Cpn, 3/16/25 ... 10,835 10,202
7024748.SQ.FTS.B, Zero Cpn, 3/16/25 ... 3,780 3,616
7024797.SQ.FTS.B, Zero Cpn, 3/16/25 ... 9,776 9,345
7024885.SQ.FTS.B, Zero Cpn, 3/16/25 ... 5,094 4,831
7024926.SQ.FTS.B, Zero Cpn, 3/16/25 ... 1,735 1,661
7024946.SQ.FTS.B, Zero Cpn, 3/16/25 ... 10,145 9,761
7025072.SQ.FTS.B, Zero Cpn, 3/16/25 ... 1,344 1,237
7025079.SQ.FTS.B, Zero Cpn, 3/16/25 ... 2,933 2,801
7025097.SQ.FTS.B, Zero Cpn, 3/16/25 ... 1,809 1,722
7025111.SQ.FTS.B, Zero Cpn, 3/16/25 ... 1,412 1,257
7025124.SQ.FTS.B, Zero Cpn, 3/16/25 ... 5,221 3,908
7025168.SQ.FTS.B, Zero Cpn, 3/16/25 ... 11,407 10,784
7025272.SQ.FTS.B, Zero Cpn, 3/16/25 ... 557 528
7025284.SQ.FTS.B, Zero Cpn, 3/16/25 ... 3,305 3,111
7025313.SQ.FTS.B, Zero Cpn, 3/16/25 ... 6,140 5,848
7025370.SQ.FTS.B, Zero Cpn, 3/16/25 ... 2,674 2,553
7025394.SQ.FTS.B, Zero Cpn, 3/16/25 ... 486 468
7025404.SQ.FTS.B, Zero Cpn, 3/16/25 ... 2,097 2,014
7025441.SQ.FTS.B, Zero Cpn, 3/16/25 ... 2,394 2,187
7025463.SQ.FTS.B, Zero Cpn, 3/16/25 ... 9,373 8,817
7025541.SQ.FTS.B, Zero Cpn, 3/17/25 ... 2,095 1,995
7025560.SQ.FTS.B, Zero Cpn, 3/17/25 ... 8,591 8,276
7025658.SQ.FTS.B, Zero Cpn, 3/17/25 ... 620 596
7025673.SQ.FTS.B, Zero Cpn, 3/17/25 ... 4,678 4,499
7025730.SQ.FTS.B, Zero Cpn, 3/17/25 ... 1,427 1,372
7025753.SQ.FTS.B, Zero Cpn, 3/17/25 ... 2,845 2,733
7025788.SQ.FTS.B, Zero Cpn, 3/17/25 ... 12,424 10,596
7025888.SQ.FTS.B, Zero Cpn, 3/17/25 ... 1,101 951
7025900.SQ.FTS.B, Zero Cpn, 3/17/25 ... 6,344 6,101
7025978.SQ.FTS.B, Zero Cpn, 3/17/25 ... 3,964 3,766
7026010.SQ.FTS.B, Zero Cpn, 3/17/25 ... 4,020 3,829
7026048.SQ.FTS.B, Zero Cpn, 3/17/25 ... 1,114 1,060
7026063.SQ.FTS.B, Zero Cpn, 3/17/25 ... 2,597 2,460
7026080.SQ.FTS.B, Zero Cpn, 3/17/25 ... 2,325 2,202
7026123.SQ.FTS.B, Zero Cpn, 3/17/25 ... 5,011 4,801
7026417.SQ.FTS.B, Zero Cpn, 3/18/25 ... 6,677 6,414
7026480.SQ.FTS.B, Zero Cpn, 3/18/25 ... 7,504 7,145
7026580.SQ.FTS.B, Zero Cpn, 3/18/25 ... 3,839 3,692
7026679.SQ.FTS.B, Zero Cpn, 3/18/25 ... 3,659 3,532
7026783.SQ.FTS.B, Zero Cpn, 3/18/25 ... 3,486 3,330
7026898.SQ.FTS.B, Zero Cpn, 3/18/25 ... 968 917
7026929.SQ.FTS.B, Zero Cpn, 3/18/25 ... 9,140 8,297
7027184.SQ.FTS.B, Zero Cpn, 3/18/25 ... 3,963 3,794
7027254.SQ.FTS.B, Zero Cpn, 3/18/25 ... 4,732 3,570
7027313.SQ.FTS.B, Zero Cpn, 3/18/25 ... 5,405 4,830
7027425.SQ.FTS.B, Zero Cpn, 3/18/25 ... 1,572 1,505
7027442.SQ.FTS.B, Zero Cpn, 3/18/25 ... 1,813 1,570
7027480.SQ.FTS.B, Zero Cpn, 3/18/25 ... 18,259 17,318
7027686.SQ.FTS.B, Zero Cpn, 3/18/25 ... 1,832 1,716
7027715.SQ.FTS.B, Zero Cpn, 3/18/25 ... 18,408 16,448
7027959.SQ.FTS.B, Zero Cpn, 3/18/25 ... 15,038 14,393
7028159.SQ.FTS.B, Zero Cpn, 3/18/25 ... 498 483
7028189.SQ.FTS.B, Zero Cpn, 3/18/25 ... 9,675 9,165
Description
Principal
Amount Value
Block, Inc. (continued)
7028276.SQ.FTS.B, Zero Cpn, 3/18/25 ... $ 3,339 $ 3,175
7028322.SQ.FTS.B, Zero Cpn, 3/18/25 ... 7,983 7,611
7028392.SQ.FTS.B, Zero Cpn, 3/18/25 ... 1,025 986
7028406.SQ.FTS.B, Zero Cpn, 3/18/25 ... 4,092 3,933
7028450.SQ.FTS.B, Zero Cpn, 3/18/25 ... 4,713 4,532
7028502.SQ.FTS.B, Zero Cpn, 3/18/25 ... 1,759 1,691
7028526.SQ.FTS.B, Zero Cpn, 3/18/25 ... 718 689
7028535.SQ.FTS.B, Zero Cpn, 3/18/25 ... 2,789 2,545
7028557.SQ.FTS.B, Zero Cpn, 3/18/25 ... 3,147 2,879
7028576.SQ.FTS.B, Zero Cpn, 3/18/25 ... 873 840
7028579.SQ.FTS.B, Zero Cpn, 3/18/25 ... 3,898 3,706
7028614.SQ.FTS.B, Zero Cpn, 3/18/25 ... 856 646
7028622.SQ.FTS.B, Zero Cpn, 3/18/25 ... 5,494 5,269
7028688.SQ.FTS.B, Zero Cpn, 3/18/25 ... 4,888 4,587
7028728.SQ.FTS.B, Zero Cpn, 3/18/25 ... 50,530 47,414
7029290.SQ.FTS.B, Zero Cpn, 3/18/25 ... 34,345 32,630
7029681.SQ.FTS.B, Zero Cpn, 3/18/25 ... 2,322 2,218
7029725.SQ.FTS.B, Zero Cpn, 3/18/25 ... 1,380 1,329
7029748.SQ.FTS.B, Zero Cpn, 3/18/25 ... 8,050 7,649
7029856.SQ.FTS.B, Zero Cpn, 3/18/25 ... 6,067 4,827
7029924.SQ.FTS.B, Zero Cpn, 3/18/25 ... 2,327 2,221
7029950.SQ.FTS.B, Zero Cpn, 3/18/25 ... 3,498 3,340
7029992.SQ.FTS.B, Zero Cpn, 3/18/25 ... 17,522 16,681
7030173.SQ.FTS.B, Zero Cpn, 3/18/25 ... 539 517
7030183.SQ.FTS.B, Zero Cpn, 3/18/25 ... 10,328 9,707
7030340.SQ.FTS.B, Zero Cpn, 3/18/25 ... 1,009 953
7030349.SQ.FTS.B, Zero Cpn, 3/18/25 ... 5,172 4,934
7030379.SQ.FTS.B, Zero Cpn, 3/18/25 ... 8,424 8,060
7030454.SQ.FTS.B, Zero Cpn, 3/19/25 ... 4,199 3,999
7030550.SQ.FTS.B, Zero Cpn, 3/19/25 ... 20,155 19,234
7030804.SQ.FTS.B, Zero Cpn, 3/19/25 ... 22,471 20,593
7031290.SQ.FTS.B, Zero Cpn, 3/19/25 ... 1,900 1,795
7031385.SQ.FTS.B, Zero Cpn, 3/19/25 ... 3,736 2,840
7031450.SQ.FTS.B, Zero Cpn, 3/19/25 ... 15,325 14,603
7031667.SQ.FTS.B, Zero Cpn, 3/19/25 ... 1,791 1,737
7031742.SQ.FTS.B, Zero Cpn, 3/19/25 ... 30,171 28,407
7032083.SQ.FTS.B, Zero Cpn, 3/19/25 ... 5,113 4,842
7032162.SQ.FTS.B, Zero Cpn, 3/19/25 ... 4,771 3,627
7032226.SQ.FTS.B, Zero Cpn, 3/19/25 ... 24,697 23,116
7032415.SQ.FTS.B, Zero Cpn, 3/19/25 ... 13,249 12,587
7032512.SQ.FTS.B, Zero Cpn, 3/19/25 ... 91,654 87,717
7033312.SQ.FTS.B, Zero Cpn, 3/19/25 ... 2,563 2,451
7033335.SQ.FTS.B, Zero Cpn, 3/19/25 ... 12,079 11,609
7033444.SQ.FTS.B, Zero Cpn, 3/19/25 ... 2,771 2,612
7033452.SQ.FTS.B, Zero Cpn, 3/19/25 ... 48,495 46,262
7033888.SQ.FTS.B, Zero Cpn, 3/19/25 ... 20,041 18,870
7034063.SQ.FTS.B, Zero Cpn, 3/19/25 ... 2,398 2,289
7034086.SQ.FTS.B, Zero Cpn, 3/19/25 ... 510 495
7034088.SQ.FTS.B, Zero Cpn, 3/19/25 ... 40,227 38,399
7034170.SQ.FTS.B, Zero Cpn, 3/20/25 ... 3,231 3,033
7034265.SQ.FTS.B, Zero Cpn, 3/20/25 ... 583 565
7034276.SQ.FTS.B, Zero Cpn, 3/20/25 ... 1,092 915
7034311.SQ.FTS.B, Zero Cpn, 3/20/25 ... 936 893
7034320.SQ.FTS.B, Zero Cpn, 3/20/25 ... 1,163 1,117
7034364.SQ.FTS.B, Zero Cpn, 3/20/25 ... 27,194 25,728
7035045.SQ.FTS.B, Zero Cpn, 3/20/25 ... 22,997 21,833
7035303.SQ.FTS.B, Zero Cpn, 3/20/25 ... 6,294 6,012
7035507.SQ.FTS.B, Zero Cpn, 3/20/25 ... 13,173 12,493

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7036010.SQ.FTS.B, Zero Cpn, 3/20/25 ... $ 10,982 $ 10,379
7036117.SQ.FTS.B, Zero Cpn, 3/20/25 ... 1,472 1,384
7036140.SQ.FTS.B, Zero Cpn, 3/20/25 ... 2,379 2,279
7036164.SQ.FTS.B, Zero Cpn, 3/20/25 ... 6,795 5,962
7036201.SQ.FTS.B, Zero Cpn, 3/20/25 ... 2,414 2,321
7036232.SQ.FTS.B, Zero Cpn, 3/20/25 ... 4,424 4,123
7036293.SQ.FTS.B, Zero Cpn, 3/20/25 ... 2,054 1,961
7036335.SQ.FTS.B, Zero Cpn, 3/20/25 ... 1,977 1,916
7036374.SQ.FTS.B, Zero Cpn, 3/20/25 ... 8,706 8,367
7036484.SQ.FTS.B, Zero Cpn, 3/20/25 ... 54,165 51,752
7036973.SQ.FTS.B, Zero Cpn, 3/20/25 ... 7,834 7,513
7037033.SQ.FTS.B, Zero Cpn, 3/20/25 ... 7,598 7,155
7037079.SQ.FTS.B, Zero Cpn, 3/20/25 ... 10,234 9,761
7037164.SQ.FTS.B, Zero Cpn, 3/20/25 ... 853 816
7037170.SQ.FTS.B, Zero Cpn, 3/20/25 ... 6,228 5,987
7037196.SQ.FTS.B, Zero Cpn, 3/20/25 ... 17,959 17,032
7037492.SQ.FTS.B, Zero Cpn, 3/20/25 ... 18,334 17,539
7037704.SQ.FTS.B, Zero Cpn, 3/20/25 ... 42,369 40,120
7039769.SQ.FTS.B, Zero Cpn, 3/21/25 ... 6,828 6,454
7039863.SQ.FTS.B, Zero Cpn, 3/21/25 ... 4,613 4,341
7039923.SQ.FTS.B, Zero Cpn, 3/21/25 ... 2,914 2,756
7039967.SQ.FTS.B, Zero Cpn, 3/21/25 ... 2,819 2,640
7040021.SQ.FTS.B, Zero Cpn, 3/21/25 ... 4,853 4,593
7040135.SQ.FTS.B, Zero Cpn, 3/21/25 ... 10,041 8,733
7040198.SQ.FTS.B, Zero Cpn, 3/21/25 ... 4,731 4,563
7040340.SQ.FTS.B, Zero Cpn, 3/21/25 ... 9,860 9,428
7040597.SQ.FTS.B, Zero Cpn, 3/21/25 ... 4,657 3,997
7040685.SQ.FTS.B, Zero Cpn, 3/21/25 ... 10,597 10,015
7040905.SQ.FTS.B, Zero Cpn, 3/21/25 ... 37,023 35,324
7041652.SQ.FTS.B, Zero Cpn, 3/21/25 ... 41,126 39,175
7042236.SQ.FTS.B, Zero Cpn, 3/21/25 ... 891 840
7042273.SQ.FTS.B, Zero Cpn, 3/21/25 ... 3,386 3,199
7042303.SQ.FTS.B, Zero Cpn, 3/21/25 ... 5,519 5,252
7042372.SQ.FTS.B, Zero Cpn, 3/21/25 ... 13,769 12,935
7042479.SQ.FTS.B, Zero Cpn, 3/21/25 ... 7,280 6,942
7042553.SQ.FTS.B, Zero Cpn, 3/21/25 ... 5,950 5,696
7042625.SQ.FTS.B, Zero Cpn, 3/21/25 ... 9,749 9,278
7042748.SQ.FTS.B, Zero Cpn, 3/21/25 ... 64,119 57,435
7043668.SQ.FTS.B, Zero Cpn, 3/21/25 ... 16,299 14,821
7043806.SQ.FTS.B, Zero Cpn, 3/22/25 ... 14,055 13,343
7044117.SQ.FTS.B, Zero Cpn, 3/22/25 ... 16,100 15,470
7044414.SQ.FTS.B, Zero Cpn, 3/22/25 ... 1,577 1,466
7044438.SQ.FTS.B, Zero Cpn, 3/22/25 ... 2,381 2,250
7044507.SQ.FTS.B, Zero Cpn, 3/22/25 ... 6,030 5,634
7044663.SQ.FTS.B, Zero Cpn, 3/22/25 ... 464 447
7044672.SQ.FTS.B, Zero Cpn, 3/22/25 ... 29,600 28,057
7045264.SQ.FTS.B, Zero Cpn, 3/22/25 ... 1,398 1,345
7045277.SQ.FTS.B, Zero Cpn, 3/22/25 ... 4,213 3,958
7045354.SQ.FTS.B, Zero Cpn, 3/22/25 ... 19,690 18,959
7045763.SQ.FTS.B, Zero Cpn, 3/22/25 ... 31,080 29,419
7046286.SQ.FTS.B, Zero Cpn, 3/22/25 ... 4,861 4,700
7046386.SQ.FTS.B, Zero Cpn, 3/22/25 ... 10,799 10,089
7046552.SQ.FTS.B, Zero Cpn, 3/22/25 ... 7,299 6,853
7046602.SQ.FTS.B, Zero Cpn, 3/22/25 ... 4,522 4,317
7046617.SQ.FTS.B, Zero Cpn, 3/22/25 ... 23,611 22,182
7046813.SQ.FTS.B, Zero Cpn, 3/22/25 ... 1,425 1,369
7046825.SQ.FTS.B, Zero Cpn, 3/22/25 ... 787 756
7046831.SQ.FTS.B, Zero Cpn, 3/22/25 ... 52,080 49,211
Description
Principal
Amount Value
Block, Inc. (continued)
7047070.SQ.FTS.B, Zero Cpn, 3/23/25 ... $ 1,694 $ 1,611
7047100.SQ.FTS.B, Zero Cpn, 3/23/25 ... 1,935 1,669
7047114.SQ.FTS.B, Zero Cpn, 3/23/25 ... 3,818 3,650
7047140.SQ.FTS.B, Zero Cpn, 3/23/25 ... 2,597 2,380
7047161.SQ.FTS.B, Zero Cpn, 3/23/25 ... 33,673 31,871
7047407.SQ.FTS.B, Zero Cpn, 3/23/25 ... 4,119 3,958
7047457.SQ.FTS.B, Zero Cpn, 3/23/25 ... 4,482 4,281
7047503.SQ.FTS.B, Zero Cpn, 3/23/25 ... 5,176 4,902
7047552.SQ.FTS.B, Zero Cpn, 3/23/25 ... 638 611
7047554.SQ.FTS.B, Zero Cpn, 3/23/25 ... 7,742 7,393
7047598.SQ.FTS.B, Zero Cpn, 3/23/25 ... 15,831 15,112
7047810.SQ.FTS.B, Zero Cpn, 3/23/25 ... 316 308
7047839.SQ.FTS.B, Zero Cpn, 3/23/25 ... 3,539 3,318
7047886.SQ.FTS.B, Zero Cpn, 3/23/25 ... 1,368 1,281
7047898.SQ.FTS.B, Zero Cpn, 3/23/25 ... 3,979 3,783
7047938.SQ.FTS.B, Zero Cpn, 3/23/25 ... 14,512 13,857
7048180.SQ.FTS.B, Zero Cpn, 3/24/25 ... 9,303 8,877
7048274.SQ.FTS.B, Zero Cpn, 3/24/25 ... 23,510 22,243
7048482.SQ.FTS.B, Zero Cpn, 3/24/25 ... 2,182 2,049
7048508.SQ.FTS.B, Zero Cpn, 3/24/25 ... 5,110 4,882
7048542.SQ.FTS.B, Zero Cpn, 3/24/25 ... 2,045 1,920
7048572.SQ.FTS.B, Zero Cpn, 3/24/25 ... 1,701 1,640
7048591.SQ.FTS.B, Zero Cpn, 3/24/25 ... 4,490 4,227
7048633.SQ.FTS.B, Zero Cpn, 3/24/25 ... 8,864 8,081
7048733.SQ.FTS.B, Zero Cpn, 3/24/25 ... 2,632 2,511
7048979.SQ.FTS.B, Zero Cpn, 3/25/25 ... 1,953 1,738
7048990.SQ.FTS.B, Zero Cpn, 3/25/25 ... 11,815 11,303
7049225.SQ.FTS.B, Zero Cpn, 3/25/25 ... 4,797 4,505
7049306.SQ.FTS.B, Zero Cpn, 3/25/25 ... 1,564 1,467
7049336.SQ.FTS.B, Zero Cpn, 3/25/25 ... 5,461 5,206
7049398.SQ.FTS.B, Zero Cpn, 3/25/25 ... 4,048 3,795
7049464.SQ.FTS.B, Zero Cpn, 3/25/25 ... 2,026 1,936
7049501.SQ.FTS.B, Zero Cpn, 3/25/25 ... 2,763 2,627
7049580.SQ.FTS.B, Zero Cpn, 3/25/25 ... 11,896 11,155
7049797.SQ.FTS.B, Zero Cpn, 3/25/25 ... 5,097 4,779
7049844.SQ.FTS.B, Zero Cpn, 3/25/25 ... 4,110 3,921
7049893.SQ.FTS.B, Zero Cpn, 3/25/25 ... 3,606 3,423
7049929.SQ.FTS.B, Zero Cpn, 3/25/25 ... 1,097 1,031
7049941.SQ.FTS.B, Zero Cpn, 3/25/25 ... 8,597 8,100
7050019.SQ.FTS.B, Zero Cpn, 3/25/25 ... 4,691 4,416
7050093.SQ.FTS.B, Zero Cpn, 3/25/25 ... 3,325 3,178
7050136.SQ.FTS.B, Zero Cpn, 3/25/25 ... 4,184 3,955
7050168.SQ.FTS.B, Zero Cpn, 3/25/25 ... 22,315 20,057
7050424.SQ.FTS.B, Zero Cpn, 3/25/25 ... 1,125 1,040
7050436.SQ.FTS.B, Zero Cpn, 3/25/25 ... 7,491 7,147
7050501.SQ.FTS.B, Zero Cpn, 3/25/25 ... 4,538 4,330
7050530.SQ.FTS.B, Zero Cpn, 3/25/25 ... 7,250 6,615
7050581.SQ.FTS.B, Zero Cpn, 3/25/25 ... 11,963 10,915
7050654.SQ.FTS.B, Zero Cpn, 3/25/25 ... 6,268 5,939
7050668.SQ.FTS.B, Zero Cpn, 3/25/25 ... 4,985 4,737
7050700.SQ.FTS.B, Zero Cpn, 3/25/25 ... 3,574 3,398
7050727.SQ.FTS.B, Zero Cpn, 3/25/25 ... 1,672 1,594
7050736.SQ.FTS.B, Zero Cpn, 3/25/25 ... 8,465 7,608
7050801.SQ.FTS.B, Zero Cpn, 3/25/25 ... 4,549 4,347
7050837.SQ.FTS.B, Zero Cpn, 3/25/25 ... 23,988 22,941
7051010.SQ.FTS.B, Zero Cpn, 3/25/25 ... 6,851 6,547
7051062.SQ.FTS.B, Zero Cpn, 3/25/25 ... 21,985 20,965
7051266.SQ.FTS.B, Zero Cpn, 3/25/25 ... 4,845 4,588

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7051307.SQ.FTS.B, Zero Cpn, 3/25/25 ... $ 979 $ 933
7051321.SQ.FTS.B, Zero Cpn, 3/25/25 ... 12,698 11,826
7051432.SQ.FTS.B, Zero Cpn, 3/25/25 ... 21,123 20,005
7051657.SQ.FTS.B, Zero Cpn, 3/25/25 ... 5,374 5,128
7051712.SQ.FTS.B, Zero Cpn, 3/25/25 ... 23,229 22,251
7051918.SQ.FTS.B, Zero Cpn, 3/25/25 ... 5,658 5,403
7051978.SQ.FTS.B, Zero Cpn, 3/25/25 ... 4,053 3,796
7052013.SQ.FTS.B, Zero Cpn, 3/25/25 ... 41,419 39,565
7052418.SQ.FTS.B, Zero Cpn, 3/25/25 ... 1,709 1,637
7052432.SQ.FTS.B, Zero Cpn, 3/25/25 ... 1,294 1,224
7052447.SQ.FTS.B, Zero Cpn, 3/25/25 ... 11,123 10,210
7052508.SQ.FTS.B, Zero Cpn, 3/25/25 ... 976 927
7052511.SQ.FTS.B, Zero Cpn, 3/25/25 ... 12,147 11,609
7052626.SQ.FTS.B, Zero Cpn, 3/25/25 ... 17,411 16,564
7052702.SQ.FTS.B, Zero Cpn, 3/26/25 ... 3,245 2,683
7052737.SQ.FTS.B, Zero Cpn, 3/26/25 ... 867 834
7052757.SQ.FTS.B, Zero Cpn, 3/26/25 ... 9,166 8,702
7052861.SQ.FTS.B, Zero Cpn, 3/26/25 ... 26,181 24,955
7053205.SQ.FTS.B, Zero Cpn, 3/26/25 ... 1,442 1,384
7053261.SQ.FTS.B, Zero Cpn, 3/26/25 ... 2,928 2,830
7053320.SQ.FTS.B, Zero Cpn, 3/26/25 ... 14,876 14,112
7053706.SQ.FTS.B, Zero Cpn, 3/26/25 ... 3,597 3,423
7053759.SQ.FTS.B, Zero Cpn, 3/26/25 ... 11,554 10,995
7053879.SQ.FTS.B, Zero Cpn, 3/26/25 ... 6,278 6,030
7054001.SQ.FTS.B, Zero Cpn, 3/26/25 ... 13,452 12,802
7054143.SQ.FTS.B, Zero Cpn, 3/26/25 ... 1,447 1,390
7054172.SQ.FTS.B, Zero Cpn, 3/26/25 ... 1,434 1,120
7054188.SQ.FTS.B, Zero Cpn, 3/26/25 ... 1,427 1,377
7054204.SQ.FTS.B, Zero Cpn, 3/26/25 ... 1,828 1,705
7054223.SQ.FTS.B, Zero Cpn, 3/26/25 ... 17,965 17,141
7054351.SQ.FTS.B, Zero Cpn, 3/26/25 ... 3,223 3,095
7054393.SQ.FTS.B, Zero Cpn, 3/26/25 ... 12,614 11,973
7054573.SQ.FTS.B, Zero Cpn, 3/26/25 ... 19,987 18,255
7055666.SQ.FTS.B, Zero Cpn, 3/26/25 ... 512 489
7055680.SQ.FTS.B, Zero Cpn, 3/26/25 ... 29,112 27,891
7055827.SQ.FTS.B, Zero Cpn, 3/27/25 ... 5,157 4,918
7055873.SQ.FTS.B, Zero Cpn, 3/27/25 ... 6,769 6,377
7055931.SQ.FTS.B, Zero Cpn, 3/27/25 ... 5,382 5,155
7055970.SQ.FTS.B, Zero Cpn, 3/27/25 ... 3,596 3,417
7056009.SQ.FTS.B, Zero Cpn, 3/27/25 ... 2,175 2,090
7056024.SQ.FTS.B, Zero Cpn, 3/27/25 ... 5,073 4,799
7056063.SQ.FTS.B, Zero Cpn, 3/27/25 ... 8,311 7,963
7056138.SQ.FTS.B, Zero Cpn, 3/27/25 ... 4,652 4,463
7056194.SQ.FTS.B, Zero Cpn, 3/27/25 ... 4,475 3,964
7056257.SQ.FTS.B, Zero Cpn, 3/27/25 ... 1,457 1,356
7056271.SQ.FTS.B, Zero Cpn, 3/27/25 ... 6,028 5,703
7056331.SQ.FTS.B, Zero Cpn, 3/27/25 ... 28,215 26,409
7056834.SQ.FTS.B, Zero Cpn, 3/27/25 ... 4,136 3,949
7056888.SQ.FTS.B, Zero Cpn, 3/27/25 ... 2,076 1,970
7056921.SQ.FTS.B, Zero Cpn, 3/27/25 ... 5,275 4,834
7056980.SQ.FTS.B, Zero Cpn, 3/27/25 ... 18,586 17,742
7057393.SQ.FTS.B, Zero Cpn, 3/27/25 ... 1,159 1,121
7057422.SQ.FTS.B, Zero Cpn, 3/27/25 ... 4,541 4,301
7057540.SQ.FTS.B, Zero Cpn, 3/27/25 ... 2,007 1,912
7057586.SQ.FTS.B, Zero Cpn, 3/27/25 ... 4,695 4,482
7057625.SQ.FTS.B, Zero Cpn, 3/27/25 ... 1,837 1,627
7057637.SQ.FTS.B, Zero Cpn, 3/27/25 ... 23,950 21,996
7057976.SQ.FTS.B, Zero Cpn, 3/27/25 ... 14,999 14,353
Description
Principal
Amount Value
Block, Inc. (continued)
7058184.SQ.FTS.B, Zero Cpn, 3/27/25 ... $ 8,255 $ 7,777
7058284.SQ.FTS.B, Zero Cpn, 3/27/25 ... 2,710 2,307
7058312.SQ.FTS.B, Zero Cpn, 3/27/25 ... 11,128 10,621
7058391.SQ.FTS.B, Zero Cpn, 3/27/25 ... 5,565 5,301
7058483.SQ.FTS.B, Zero Cpn, 3/27/25 ... 13,424 12,852
7058667.SQ.FTS.B, Zero Cpn, 3/27/25 ... 3,888 3,729
7058708.SQ.FTS.B, Zero Cpn, 3/27/25 ... 1,462 1,365
7058728.SQ.FTS.B, Zero Cpn, 3/27/25 ... 10,046 9,351
7058841.SQ.FTS.B, Zero Cpn, 3/27/25 ... 9,055 8,569
7060912.SQ.FTS.B, Zero Cpn, 3/28/25 ... 11,600 10,834
7061845.SQ.FTS.B, Zero Cpn, 3/28/25 ... 961 883
7061857.SQ.FTS.B, Zero Cpn, 3/28/25 ... 5,010 4,594
7062011.SQ.FTS.B, Zero Cpn, 3/28/25 ... 4,213 3,900
7062199.SQ.FTS.B, Zero Cpn, 3/28/25 ... 21,162 19,393
7062654.SQ.FTS.B, Zero Cpn, 3/28/25 ... 1,585 1,463
7062676.SQ.FTS.B, Zero Cpn, 3/28/25 ... 11,171 10,473
7062885.SQ.FTS.B, Zero Cpn, 3/28/25 ... 2,334 2,142
7062918.SQ.FTS.B, Zero Cpn, 3/28/25 ... 3,951 3,600
7062985.SQ.FTS.B, Zero Cpn, 3/28/25 ... 14,417 13,248
7063234.SQ.FTS.B, Zero Cpn, 3/28/25 ... 5,851 5,460
7063345.SQ.FTS.B, Zero Cpn, 3/28/25 ... 103,061 96,272
7064779.SQ.FTS.B, Zero Cpn, 3/29/25 ... 5,170 4,748
7064997.SQ.FTS.B, Zero Cpn, 3/29/25 ... 3,232 2,980
7065109.SQ.FTS.B, Zero Cpn, 3/29/25 ... 2,024 1,859
7065185.SQ.FTS.B, Zero Cpn, 3/29/25 ... 2,637 2,435
7065262.SQ.FTS.B, Zero Cpn, 3/29/25 ... 4,292 3,932
7065453.SQ.FTS.B, Zero Cpn, 3/29/25 ... 13,531 12,682
7065942.SQ.FTS.B, Zero Cpn, 3/29/25 ... 6,394 5,887
7066077.SQ.FTS.B, Zero Cpn, 3/29/25 ... 472 392
7066140.SQ.FTS.B, Zero Cpn, 3/29/25 ... 4,206 3,892
7066194.SQ.FTS.B, Zero Cpn, 3/29/25 ... 48,303 44,813
7066672.SQ.FTS.B, Zero Cpn, 3/29/25 ... 2,193 1,944
7066719.SQ.FTS.B, Zero Cpn, 3/29/25 ... 11,959 11,078
7067040.SQ.FTS.B, Zero Cpn, 3/29/25 ... 605 555
7067058.SQ.FTS.B, Zero Cpn, 3/29/25 ... 31,394 28,963
7067969.SQ.FTS.B, Zero Cpn, 3/29/25 ... 40,402 37,691
7068137.SQ.FTS.B, Zero Cpn, 3/30/25 ... 4,040 3,746
7068200.SQ.FTS.B, Zero Cpn, 3/30/25 ... 990 907
7068208.SQ.FTS.B, Zero Cpn, 3/30/25 ... 32,042 29,778
7068598.SQ.FTS.B, Zero Cpn, 3/30/25 ... 7,550 7,063
7068718.SQ.FTS.B, Zero Cpn, 3/30/25 ... 11,061 10,200
7068868.SQ.FTS.B, Zero Cpn, 3/30/25 ... 2,262 2,085
7068897.SQ.FTS.B, Zero Cpn, 3/30/25 ... 2,848 2,617
7068924.SQ.FTS.B, Zero Cpn, 3/30/25 ... 5,601 5,213
7068987.SQ.FTS.B, Zero Cpn, 3/30/25 ... 3,585 3,345
7069025.SQ.FTS.B, Zero Cpn, 3/30/25 ... 5,985 5,557
7069131.SQ.FTS.B, Zero Cpn, 4/01/25 ... 2,556 2,379
7069170.SQ.FTS.B, Zero Cpn, 4/01/25 ... 2,544 2,329
7069196.SQ.FTS.B, Zero Cpn, 4/01/25 ... 1,529 1,401
7069211.SQ.FTS.B, Zero Cpn, 4/01/25 ... 4,452 4,156
7069273.SQ.FTS.B, Zero Cpn, 4/01/25 ... 1,179 1,076
7069287.SQ.FTS.B, Zero Cpn, 4/01/25 ... 6,080 5,566
7069390.SQ.FTS.B, Zero Cpn, 4/01/25 ... 3,291 3,056
7069432.SQ.FTS.B, Zero Cpn, 4/01/25 ... 925 832
7069451.SQ.FTS.B, Zero Cpn, 4/01/25 ... 38,946 36,510
7070145.SQ.FTS.B, Zero Cpn, 4/02/25 ... 15,251 14,064
7071093.SQ.FTS.B, Zero Cpn, 4/02/25 ... 7,216 6,762
7071249.SQ.FTS.B, Zero Cpn, 4/02/25 ... 18,405 16,366

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7071783.SQ.FTS.B, Zero Cpn, 4/02/25 ... $ 2,198 $ 2,019
7071817.SQ.FTS.B, Zero Cpn, 4/02/25 ... 5,075 4,688
7071928.SQ.FTS.B, Zero Cpn, 4/02/25 ... 8,981 8,384
7072004.SQ.FTS.B, Zero Cpn, 4/02/25 ... 3,629 3,375
7072036.SQ.FTS.B, Zero Cpn, 4/02/25 ... 35,335 32,259
7072619.SQ.FTS.B, Zero Cpn, 4/02/25 ... 4,615 4,259
7072723.SQ.FTS.B, Zero Cpn, 4/02/25 ... 5,181 4,751
7072819.SQ.FTS.B, Zero Cpn, 4/02/25 ... 1,016 929
7072882.SQ.FTS.B, Zero Cpn, 4/02/25 ... 2,214 2,029
7072928.SQ.FTS.B, Zero Cpn, 4/02/25 ... 16,498 15,459
7073268.SQ.FTS.B, Zero Cpn, 4/02/25 ... 1,601 1,459
7073297.SQ.FTS.B, Zero Cpn, 4/02/25 ... 13,093 12,132
7073547.SQ.FTS.B, Zero Cpn, 4/02/25 ... 1,341 1,252
7073574.SQ.FTS.B, Zero Cpn, 4/02/25 ... 2,296 2,084
7073602.SQ.FTS.B, Zero Cpn, 4/02/25 ... 2,457 2,257
7073679.SQ.FTS.B, Zero Cpn, 4/02/25 ... 2,726 2,505
7073702.SQ.FTS.B, Zero Cpn, 4/02/25 ... 3,435 3,145
7073759.SQ.FTS.B, Zero Cpn, 4/02/25 ... 4,486 4,161
7073998.SQ.FTS.B, Zero Cpn, 4/03/25 ... 1,002 918
7074032.SQ.FTS.B, Zero Cpn, 4/03/25 ... 2,134 1,957
7074064.SQ.FTS.B, Zero Cpn, 4/03/25 ... 804 722
7074073.SQ.FTS.B, Zero Cpn, 4/03/25 ... 4,312 4,023
7074126.SQ.FTS.B, Zero Cpn, 4/03/25 ... 27,959 26,001
7074678.SQ.FTS.B, Zero Cpn, 4/03/25 ... 4,892 4,535
7074737.SQ.FTS.B, Zero Cpn, 4/03/25 ... 28,374 26,400
7075404.SQ.FTS.B, Zero Cpn, 4/03/25 ... 16,505 15,401
7075677.SQ.FTS.B, Zero Cpn, 4/03/25 ... 10,552 9,685
7075871.SQ.FTS.B, Zero Cpn, 4/03/25 ... 746 676
7075884.SQ.FTS.B, Zero Cpn, 4/03/25 ... 5,594 5,157
7075959.SQ.FTS.B, Zero Cpn, 4/03/25 ... 19,559 18,094
7076262.SQ.FTS.B, Zero Cpn, 4/03/25 ... 44,254 41,471
7076936.SQ.FTS.B, Zero Cpn, 4/03/25 ... 3,090 2,857
7076994.SQ.FTS.B, Zero Cpn, 4/03/25 ... 4,131 3,806
7077029.SQ.FTS.B, Zero Cpn, 4/03/25 ... 4,270 3,987
7077118.SQ.FTS.B, Zero Cpn, 4/03/25 ... 595 537
7077126.SQ.FTS.B, Zero Cpn, 4/03/25 ... 15,170 13,827
7077309.SQ.FTS.B, Zero Cpn, 4/03/25 ... 1,599 1,488
7077327.SQ.FTS.B, Zero Cpn, 4/03/25 ... 5,509 5,120
7077380.SQ.FTS.B, Zero Cpn, 4/03/25 ... 9,287 8,664
7077517.SQ.FTS.B, Zero Cpn, 4/03/25 ... 1,262 1,158
7077534.SQ.FTS.B, Zero Cpn, 4/03/25 ... 5,634 5,205
7077576.SQ.FTS.B, Zero Cpn, 4/03/25 ... 6,775 6,241
7077661.SQ.FTS.B, Zero Cpn, 4/03/25 ... 3,489 3,200
7077720.SQ.FTS.B, Zero Cpn, 4/03/25 ... 1,185 1,075
7077757.SQ.FTS.B, Zero Cpn, 4/03/25 ... 2,994 2,769
7077799.SQ.FTS.B, Zero Cpn, 4/03/25 ... 3,854 3,553
7077813.SQ.FTS.B, Zero Cpn, 4/04/25 ... 14,364 13,337
7078085.SQ.FTS.B, Zero Cpn, 4/04/25 ... 1,186 1,064
7078139.SQ.FTS.B, Zero Cpn, 4/04/25 ... 1,719 1,580
7078191.SQ.FTS.B, Zero Cpn, 4/04/25 ... 1,681 1,547
7078218.SQ.FTS.B, Zero Cpn, 4/04/25 ... 9,098 8,364
7078506.SQ.FTS.B, Zero Cpn, 4/04/25 ... 14,465 13,379
7078893.SQ.FTS.B, Zero Cpn, 4/04/25 ... 16,210 15,003
7079236.SQ.FTS.B, Zero Cpn, 4/04/25 ... 1,726 1,578
7079289.SQ.FTS.B, Zero Cpn, 4/04/25 ... 3,809 3,552
7079356.SQ.FTS.B, Zero Cpn, 4/04/25 ... 6,661 6,217
7079447.SQ.FTS.B, Zero Cpn, 4/04/25 ... 23,642 22,148
7079730.SQ.FTS.B, Zero Cpn, 4/04/25 ... 29,393 27,291
Description
Principal
Amount Value
Block, Inc. (continued)
7080090.SQ.FTS.B, Zero Cpn, 4/04/25 ... $ 24,964 $ 23,094
7080452.SQ.FTS.B, Zero Cpn, 4/04/25 ... 44,614 41,639
7081099.SQ.FTS.B, Zero Cpn, 4/04/25 ... 2,639 2,436
7081151.SQ.FTS.B, Zero Cpn, 4/04/25 ... 17,977 16,523
7084771.SQ.FTS.B, Zero Cpn, 4/05/25 ... 2,227 2,051
7085122.SQ.FTS.B, Zero Cpn, 4/05/25 ... 3,097 2,828
7085143.SQ.FTS.B, Zero Cpn, 4/05/25 ... 5,286 4,933
7085175.SQ.FTS.B, Zero Cpn, 4/05/25 ... 1,589 1,449
7085190.SQ.FTS.B, Zero Cpn, 4/05/25 ... 2,569 2,374
7085218.SQ.FTS.B, Zero Cpn, 4/05/25 ... 4,811 4,440
7085359.SQ.FTS.B, Zero Cpn, 4/05/25 ... 21,325 19,974
7086092.SQ.FTS.B, Zero Cpn, 4/05/25 ... 6,589 6,172
7086265.SQ.FTS.B, Zero Cpn, 4/05/25 ... 4,164 3,857
7086337.SQ.FTS.B, Zero Cpn, 4/05/25 ... 22,655 21,015
7086733.SQ.FTS.B, Zero Cpn, 4/05/25 ... 1,462 1,333
7086747.SQ.FTS.B, Zero Cpn, 4/05/25 ... 9,037 8,404
7086886.SQ.FTS.B, Zero Cpn, 4/05/25 ... 8,668 8,013
7087045.SQ.FTS.B, Zero Cpn, 4/05/25 ... 3,255 2,999
7087117.SQ.FTS.B, Zero Cpn, 4/05/25 ... 11,822 11,072
7087310.SQ.FTS.B, Zero Cpn, 4/05/25 ... 9,620 8,955
7087467.SQ.FTS.B, Zero Cpn, 4/05/25 ... 53,074 49,191
7088086.SQ.FTS.B, Zero Cpn, 4/05/25 ... 21,045 19,709
7088413.SQ.FTS.B, Zero Cpn, 4/05/25 ... 961 879
7088428.SQ.FTS.B, Zero Cpn, 4/05/25 ... 10,890 10,130
7088599.SQ.FTS.B, Zero Cpn, 4/05/25 ... 13,670 12,802
7088934.SQ.FTS.B, Zero Cpn, 4/06/25 ... 5,390 5,049
7089056.SQ.FTS.B, Zero Cpn, 4/06/25 ... 2,001 1,853
7089132.SQ.FTS.B, Zero Cpn, 4/06/25 ... 30,952 28,954
7089928.SQ.FTS.B, Zero Cpn, 4/06/25 ... 20,749 19,164
7090408.SQ.FTS.B, Zero Cpn, 4/06/25 ... 2,419 2,229
7090441.SQ.FTS.B, Zero Cpn, 4/06/25 ... 7,640 7,102
7090585.SQ.FTS.B, Zero Cpn, 4/06/25 ... 4,543 4,169
7090651.SQ.FTS.B, Zero Cpn, 4/06/25 ... 2,896 2,699
7090659.SQ.FTS.B, Zero Cpn, 4/06/25 ... 72,836 68,237
7091461.SQ.FTS.B, Zero Cpn, 4/06/25 ... 2,660 2,481
7091481.SQ.FTS.B, Zero Cpn, 4/06/25 ... 7,632 7,032
7091532.SQ.FTS.B, Zero Cpn, 4/06/25 ... 6,264 5,791
7091581.SQ.FTS.B, Zero Cpn, 4/06/25 ... 5,672 5,239
7091650.SQ.FTS.B, Zero Cpn, 4/06/25 ... 1,864 1,707
7091683.SQ.FTS.B, Zero Cpn, 4/06/25 ... 294 246
7091702.SQ.FTS.B, Zero Cpn, 4/06/25 ... 9,406 8,810
7091825.SQ.FTS.B, Zero Cpn, 4/06/25 ... 7,269 6,758
7091954.SQ.FTS.B, Zero Cpn, 4/06/25 ... 9,637 8,992
7092062.SQ.FTS.B, Zero Cpn, 4/06/25 ... 3,837 3,501
7092138.SQ.FTS.B, Zero Cpn, 4/06/25 ... 5,641 5,242
7092227.SQ.FTS.B, Zero Cpn, 4/06/25 ... 15,616 14,559
7092348.SQ.FTS.B, Zero Cpn, 4/07/25 ... 10,691 9,883
7092597.SQ.FTS.B, Zero Cpn, 4/07/25 ... 963 877
7092636.SQ.FTS.B, Zero Cpn, 4/07/25 ... 2,496 2,287
7092686.SQ.FTS.B, Zero Cpn, 4/07/25 ... 1,684 1,565
7092726.SQ.FTS.B, Zero Cpn, 4/07/25 ... 9,967 9,292
7092955.SQ.FTS.B, Zero Cpn, 4/07/25 ... 2,434 2,221
7092985.SQ.FTS.B, Zero Cpn, 4/07/25 ... 2,863 2,645
7093039.SQ.FTS.B, Zero Cpn, 4/07/25 ... 10,368 9,615
7093276.SQ.FTS.B, Zero Cpn, 4/08/25 ... 1,682 1,553
7093323.SQ.FTS.B, Zero Cpn, 4/08/25 ... 1,800 1,660
7093368.SQ.FTS.B, Zero Cpn, 4/08/25 ... 6,826 6,348
7093550.SQ.FTS.B, Zero Cpn, 4/08/25 ... 2,077 1,921

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7093596.SQ.FTS.B, Zero Cpn, 4/08/25 ... $ 3,217 $ 2,973
7093679.SQ.FTS.B, Zero Cpn, 4/08/25 ... 1,254 1,146
7093714.SQ.FTS.B, Zero Cpn, 4/08/25 ... 1,562 1,427
7093745.SQ.FTS.B, Zero Cpn, 4/08/25 ... 766 715
7093774.SQ.FTS.B, Zero Cpn, 4/08/25 ... 8,372 7,842
7094011.SQ.FTS.B, Zero Cpn, 4/09/25 ... 964 881
7094049.SQ.FTS.B, Zero Cpn, 4/09/25 ... 8,588 7,981
7094253.SQ.FTS.B, Zero Cpn, 4/09/25 ... 1,261 1,152
7094271.SQ.FTS.B, Zero Cpn, 4/09/25 ... 8,715 7,950
7094464.SQ.FTS.B, Zero Cpn, 4/09/25 ... 4,450 4,098
7094543.SQ.FTS.B, Zero Cpn, 4/09/25 ... 1,367 1,253
7094575.SQ.FTS.B, Zero Cpn, 4/09/25 ... 60,560 55,872
7095720.SQ.FTS.B, Zero Cpn, 4/10/25 ... 18,874 17,599
7096392.SQ.FTS.B, Zero Cpn, 4/10/25 ... 5,704 5,275
7096604.SQ.FTS.B, Zero Cpn, 4/10/25 ... 1,120 1,022
7096633.SQ.FTS.B, Zero Cpn, 4/10/25 ... 5,862 5,469
7096826.SQ.FTS.B, Zero Cpn, 4/10/25 ... 3,339 3,063
7096894.SQ.FTS.B, Zero Cpn, 4/10/25 ... 1,922 1,758
7096932.SQ.FTS.B, Zero Cpn, 4/10/25 ... 6,420 5,950
7097115.SQ.FTS.B, Zero Cpn, 4/10/25 ... 1,324 1,211
7097170.SQ.FTS.B, Zero Cpn, 4/10/25 ... 1,440 1,309
7097219.SQ.FTS.B, Zero Cpn, 4/10/25 ... 2,679 2,462
7097273.SQ.FTS.B, Zero Cpn, 4/10/25 ... 789 706
7097310.SQ.FTS.B, Zero Cpn, 4/10/25 ... 9,514 8,799
7097479.SQ.FTS.B, Zero Cpn, 4/10/25 ... 10,415 9,643
7097722.SQ.FTS.B, Zero Cpn, 4/10/25 ... 6,315 5,843
7097822.SQ.FTS.B, Zero Cpn, 4/10/25 ... 2,346 2,151
7097891.SQ.FTS.B, Zero Cpn, 4/10/25 ... 1,710 1,581
7097917.SQ.FTS.B, Zero Cpn, 4/10/25 ... 10,771 10,047
7098174.SQ.FTS.B, Zero Cpn, 4/10/25 ... 16,509 15,392
7098533.SQ.FTS.B, Zero Cpn, 4/10/25 ... 3,354 3,095
7098616.SQ.FTS.B, Zero Cpn, 4/10/25 ... 4,915 4,495
7098714.SQ.FTS.B, Zero Cpn, 4/10/25 ... 16,845 15,713
7099068.SQ.FTS.B, Zero Cpn, 4/11/25 ... 9,069 8,414
7099259.SQ.FTS.B, Zero Cpn, 4/11/25 ... 8,296 7,669
7099483.SQ.FTS.B, Zero Cpn, 4/11/25 ... 14,953 13,778
7099846.SQ.FTS.B, Zero Cpn, 4/11/25 ... 23,374 21,427
7100127.SQ.FTS.B, Zero Cpn, 4/11/25 ... 37,958 35,219
7101415.SQ.FTS.B, Zero Cpn, 4/11/25 ... 5,473 5,021
7101489.SQ.FTS.B, Zero Cpn, 4/11/25 ... 2,724 2,512
7101509.SQ.FTS.B, Zero Cpn, 4/11/25 ... 4,985 4,592
7101561.SQ.FTS.B, Zero Cpn, 4/11/25 ... 65,130 60,753
7102472.SQ.FTS.B, Zero Cpn, 4/11/25 ... 6,105 5,677
7102542.SQ.FTS.B, Zero Cpn, 4/11/25 ... 2,108 1,956
7102574.SQ.FTS.B, Zero Cpn, 4/11/25 ... 37,779 35,380
7102906.SQ.FTS.B, Zero Cpn, 4/11/25 ... 1,840 1,691
7102917.SQ.FTS.B, Zero Cpn, 4/11/25 ... 2,079 1,906
7102927.SQ.FTS.B, Zero Cpn, 4/11/25 ... 14,103 13,209
7103003.SQ.FTS.B, Zero Cpn, 4/11/25 ... 6,080 5,603
7105104.SQ.FTS.B, Zero Cpn, 4/12/25 ... 2,236 2,048
7105170.SQ.FTS.B, Zero Cpn, 4/12/25 ... 14,675 13,663
7105417.SQ.FTS.B, Zero Cpn, 4/12/25 ... 7,595 6,943
7105598.SQ.FTS.B, Zero Cpn, 4/12/25 ... 7,045 6,500
7105782.SQ.FTS.B, Zero Cpn, 4/12/25 ... 2,716 2,532
7105896.SQ.FTS.B, Zero Cpn, 4/12/25 ... 22,978 21,426
7106377.SQ.FTS.B, Zero Cpn, 4/12/25 ... 3,234 3,014
7106491.SQ.FTS.B, Zero Cpn, 4/12/25 ... 4,605 4,311
7106601.SQ.FTS.B, Zero Cpn, 4/12/25 ... 5,052 4,693
Description
Principal
Amount Value
Block, Inc. (continued)
7106719.SQ.FTS.B, Zero Cpn, 4/12/25 ... $ 3,229 $ 2,999
7106732.SQ.FTS.B, Zero Cpn, 4/12/25 ... 6,738 6,157
7106837.SQ.FTS.B, Zero Cpn, 4/12/25 ... 5,454 5,106
7106931.SQ.FTS.B, Zero Cpn, 4/12/25 ... 6,897 6,315
7107004.SQ.FTS.B, Zero Cpn, 4/12/25 ... 3,508 3,218
7107060.SQ.FTS.B, Zero Cpn, 4/12/25 ... 35,876 33,348
7107482.SQ.FTS.B, Zero Cpn, 4/12/25 ... 2,898 2,678
7107517.SQ.FTS.B, Zero Cpn, 4/12/25 ... 5,325 4,866
7107564.SQ.FTS.B, Zero Cpn, 4/12/25 ... 4,952 4,589
7107648.SQ.FTS.B, Zero Cpn, 4/12/25 ... 1,305 1,194
7107658.SQ.FTS.B, Zero Cpn, 4/12/25 ... 54,923 50,782
7108325.SQ.FTS.B, Zero Cpn, 4/12/25 ... 1,155 1,059
7108338.SQ.FTS.B, Zero Cpn, 4/12/25 ... 1,581 1,465
7108349.SQ.FTS.B, Zero Cpn, 4/12/25 ... 1,715 1,588
7108370.SQ.FTS.B, Zero Cpn, 4/12/25 ... 3,319 3,006
7108425.SQ.FTS.B, Zero Cpn, 4/12/25 ... 3,917 3,633
7108520.SQ.FTS.B, Zero Cpn, 4/12/25 ... 20,601 19,047
7108768.SQ.FTS.B, Zero Cpn, 4/13/25 ... 25,164 23,507
7109261.SQ.FTS.B, Zero Cpn, 4/13/25 ... 710 654
7109301.SQ.FTS.B, Zero Cpn, 4/13/25 ... 2,472 2,248
7109316.SQ.FTS.B, Zero Cpn, 4/13/25 ... 4,571 4,259
7109414.SQ.FTS.B, Zero Cpn, 4/13/25 ... 7,944 7,297
7109614.SQ.FTS.B, Zero Cpn, 4/13/25 ... 1,619 1,491
7109653.SQ.FTS.B, Zero Cpn, 4/13/25 ... 4,690 4,393
7109861.SQ.FTS.B, Zero Cpn, 4/13/25 ... 1,451 1,352
7109913.SQ.FTS.B, Zero Cpn, 4/13/25 ... 4,961 4,616
7110017.SQ.FTS.B, Zero Cpn, 4/13/25 ... 29,091 26,955
7110504.SQ.FTS.B, Zero Cpn, 4/13/25 ... 743 689
7110527.SQ.FTS.B, Zero Cpn, 4/13/25 ... 107,594 99,949
7112020.SQ.FTS.B, Zero Cpn, 4/14/25 ... 41,774 38,818
7112700.SQ.FTS.B, Zero Cpn, 4/14/25 ... 997 911
7112722.SQ.FTS.B, Zero Cpn, 4/14/25 ... 2,508 2,295
7112766.SQ.FTS.B, Zero Cpn, 4/14/25 ... 5,323 4,963
7112840.SQ.FTS.B, Zero Cpn, 4/14/25 ... 4,829 4,411
7112916.SQ.FTS.B, Zero Cpn, 4/14/25 ... 4,875 4,562
7112991.SQ.FTS.B, Zero Cpn, 4/15/25 ... 2,443 2,271
7113027.SQ.FTS.B, Zero Cpn, 4/15/25 ... 2,131 1,983
7113063.SQ.FTS.B, Zero Cpn, 4/15/25 ... 2,855 2,630
7113115.SQ.FTS.B, Zero Cpn, 4/15/25 ... 11,597 10,675
7113346.SQ.FTS.B, Zero Cpn, 4/15/25 ... 1,903 1,735
7113376.SQ.FTS.B, Zero Cpn, 4/15/25 ... 1,936 1,795
7113408.SQ.FTS.B, Zero Cpn, 4/15/25 ... 4,055 3,770
7113468.SQ.FTS.B, Zero Cpn, 4/15/25 ... 16,604 15,429
7113722.SQ.FTS.B, Zero Cpn, 4/15/25 ... 1,639 1,413
7113771.SQ.FTS.B, Zero Cpn, 4/15/25 ... 4,208 3,897
7114114.SQ.FTS.B, Zero Cpn, 4/16/25 ... 22,703 21,159
7114992.SQ.FTS.B, Zero Cpn, 4/16/25 ... 6,324 5,853
7115113.SQ.FTS.B, Zero Cpn, 4/16/25 ... 5,633 5,254
7115251.SQ.FTS.B, Zero Cpn, 4/16/25 ... 1,919 1,758
7115284.SQ.FTS.B, Zero Cpn, 4/16/25 ... 9,672 8,958
7115457.SQ.FTS.B, Zero Cpn, 4/16/25 ... 6,228 5,712
7115546.SQ.FTS.B, Zero Cpn, 4/16/25 ... 58,092 53,412
7116462.SQ.FTS.B, Zero Cpn, 4/16/25 ... 7,476 6,842
7116601.SQ.FTS.B, Zero Cpn, 4/16/25 ... 53,169 49,368
7117461.SQ.FTS.B, Zero Cpn, 4/16/25 ... 9,480 8,748
7117552.SQ.FTS.B, Zero Cpn, 4/16/25 ... 520 475
7117565.SQ.FTS.B, Zero Cpn, 4/16/25 ... 5,530 5,133
7117661.SQ.FTS.B, Zero Cpn, 4/17/25 ... 5,668 5,185

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7117807.SQ.FTS.B, Zero Cpn, 4/17/25 ... $ 1,737 $ 1,625
7117852.SQ.FTS.B, Zero Cpn, 4/17/25 ... 2,933 2,679
7117904.SQ.FTS.B, Zero Cpn, 4/17/25 ... 3,693 3,408
7118004.SQ.FTS.B, Zero Cpn, 4/17/25 ... 3,393 3,163
7118102.SQ.FTS.B, Zero Cpn, 4/17/25 ... 1,171 1,088
7118122.SQ.FTS.B, Zero Cpn, 4/17/25 ... 3,612 3,302
7118185.SQ.FTS.B, Zero Cpn, 4/17/25 ... 6,482 5,973
7118416.SQ.FTS.B, Zero Cpn, 4/17/25 ... 1,012 917
7118456.SQ.FTS.B, Zero Cpn, 4/17/25 ... 22,090 20,677
7118924.SQ.FTS.B, Zero Cpn, 4/17/25 ... 5,458 5,054
7118981.SQ.FTS.B, Zero Cpn, 4/17/25 ... 1,756 1,624
7119013.SQ.FTS.B, Zero Cpn, 4/17/25 ... 33,525 31,058
7119443.SQ.FTS.B, Zero Cpn, 4/17/25 ... 3,421 3,155
7119486.SQ.FTS.B, Zero Cpn, 4/17/25 ... 7,799 7,132
7119593.SQ.FTS.B, Zero Cpn, 4/17/25 ... 7,048 6,566
7119619.SQ.FTS.B, Zero Cpn, 4/17/25 ... 793 721
7119624.SQ.FTS.B, Zero Cpn, 4/17/25 ... 5,466 5,049
7119683.SQ.FTS.B, Zero Cpn, 4/17/25 ... 50,315 46,725
7120228.SQ.FTS.B, Zero Cpn, 4/17/25 ... 12,212 11,290
7120305.SQ.FTS.B, Zero Cpn, 4/17/25 ... 22,946 21,381
7120767.SQ.FTS.B, Zero Cpn, 4/17/25 ... 2,704 2,476
7120830.SQ.FTS.B, Zero Cpn, 4/17/25 ... 4,644 4,285
7120873.SQ.FTS.B, Zero Cpn, 4/17/25 ... 2,819 2,569
7120915.SQ.FTS.B, Zero Cpn, 4/17/25 ... 3,809 3,523
7120961.SQ.FTS.B, Zero Cpn, 4/17/25 ... 617 573
7120966.SQ.FTS.B, Zero Cpn, 4/17/25 ... 8,249 7,578
7121153.SQ.FTS.B, Zero Cpn, 4/17/25 ... 6,647 5,909
7121348.SQ.FTS.B, Zero Cpn, 4/17/25 ... 2,197 2,019
7121378.SQ.FTS.B, Zero Cpn, 4/17/25 ... 2,337 2,153
7121443.SQ.FTS.B, Zero Cpn, 4/17/25 ... 7,029 6,426
7121503.SQ.FTS.B, Zero Cpn, 4/18/25 ... 1,793 1,649
7121609.SQ.FTS.B, Zero Cpn, 4/18/25 ... 23,407 21,546
7122152.SQ.FTS.B, Zero Cpn, 4/18/25 ... 7,622 7,063
7122363.SQ.FTS.B, Zero Cpn, 4/18/25 ... 1,627 1,516
7122429.SQ.FTS.B, Zero Cpn, 4/18/25 ... 1,331 1,229
7122479.SQ.FTS.B, Zero Cpn, 4/18/25 ... 7,150 6,691
7122576.SQ.FTS.B, Zero Cpn, 4/18/25 ... 3,299 3,049
7122648.SQ.FTS.B, Zero Cpn, 4/18/25 ... 7,721 7,225
7122791.SQ.FTS.B, Zero Cpn, 4/18/25 ... 5,559 5,096
7122850.SQ.FTS.B, Zero Cpn, 4/18/25 ... 8,138 7,616
7122963.SQ.FTS.B, Zero Cpn, 4/18/25 ... 25,267 23,368
7123211.SQ.FTS.B, Zero Cpn, 4/18/25 ... 14,080 13,089
7123358.SQ.FTS.B, Zero Cpn, 4/18/25 ... 1,109 1,011
7123381.SQ.FTS.B, Zero Cpn, 4/18/25 ... 8,331 7,716
7123485.SQ.FTS.B, Zero Cpn, 4/18/25 ... 2,471 2,253
7123530.SQ.FTS.B, Zero Cpn, 4/18/25 ... 8,958 8,273
7123712.SQ.FTS.B, Zero Cpn, 4/18/25 ... 22,173 20,352
7124204.SQ.FTS.B, Zero Cpn, 4/18/25 ... 1,370 1,264
7124219.SQ.FTS.B, Zero Cpn, 4/18/25 ... 13,599 12,483
7124530.SQ.FTS.B, Zero Cpn, 4/18/25 ... 3,583 3,278
7124599.SQ.FTS.B, Zero Cpn, 4/18/25 ... 67,661 63,059
7125937.SQ.FTS.B, Zero Cpn, 4/18/25 ... 4,662 4,320
7126036.SQ.FTS.B, Zero Cpn, 4/18/25 ... 3,842 3,596
7128390.SQ.FTS.B, Zero Cpn, 4/19/25 ... 10,103 9,382
7128660.SQ.FTS.B, Zero Cpn, 4/19/25 ... 3,061 2,836
7128765.SQ.FTS.B, Zero Cpn, 4/19/25 ... 2,788 2,608
7128857.SQ.FTS.B, Zero Cpn, 4/19/25 ... 2,757 2,552
7129008.SQ.FTS.B, Zero Cpn, 4/19/25 ... 8,478 7,900
Description
Principal
Amount Value
Block, Inc. (continued)
7129757.SQ.FTS.B, Zero Cpn, 4/19/25 ... $ 24,520 $ 22,602
7131986.SQ.FTS.B, Zero Cpn, 4/19/25 ... 6,348 5,818
7132566.SQ.FTS.B, Zero Cpn, 4/19/25 ... 551 513
7132568.SQ.FTS.B, Zero Cpn, 4/19/25 ... 5,625 5,143
7132621.SQ.FTS.B, Zero Cpn, 4/19/25 ... 2,329 2,163
7132655.SQ.FTS.B, Zero Cpn, 4/19/25 ... 11,670 10,809
7132843.SQ.FTS.B, Zero Cpn, 4/19/25 ... 28,279 26,109
7133597.SQ.FTS.B, Zero Cpn, 4/19/25 ... 14,074 13,119
7133973.SQ.FTS.B, Zero Cpn, 4/19/25 ... 917 848
7134027.SQ.FTS.B, Zero Cpn, 4/19/25 ... 2,222 2,054
7134102.SQ.FTS.B, Zero Cpn, 4/19/25 ... 2,075 1,910
7134142.SQ.FTS.B, Zero Cpn, 4/19/25 ... 1,966 1,802
7134183.SQ.FTS.B, Zero Cpn, 4/19/25 ... 6,535 6,088
7134372.SQ.FTS.B, Zero Cpn, 4/19/25 ... 5,813 5,399
7134487.SQ.FTS.B, Zero Cpn, 4/19/25 ... 874 817
7134530.SQ.FTS.B, Zero Cpn, 4/19/25 ... 2,795 2,596
7134609.SQ.FTS.B, Zero Cpn, 4/19/25 ... 4,727 4,360
7134657.SQ.FTS.B, Zero Cpn, 4/19/25 ... 9,439 8,718
7134739.SQ.FTS.B, Zero Cpn, 4/19/25 ... 13,624 12,650
7134867.SQ.FTS.B, Zero Cpn, 4/19/25 ... 2,459 2,292
7134910.SQ.FTS.B, Zero Cpn, 4/19/25 ... 15,758 14,459
7135072.SQ.FTS.B, Zero Cpn, 4/19/25 ... 2,017 1,844
7135103.SQ.FTS.B, Zero Cpn, 4/19/25 ... 2,132 1,963
7135136.SQ.FTS.B, Zero Cpn, 4/19/25 ... 4,099 3,836
7135175.SQ.FTS.B, Zero Cpn, 4/19/25 ... 5,335 4,990
7135230.SQ.FTS.B, Zero Cpn, 4/19/25 ... 3,832 3,530
7135277.SQ.FTS.B, Zero Cpn, 4/19/25 ... 35,108 32,496
7135686.SQ.FTS.B, Zero Cpn, 4/19/25 ... 802 741
7135696.SQ.FTS.B, Zero Cpn, 4/19/25 ... 1,034 952
7135706.SQ.FTS.B, Zero Cpn, 4/19/25 ... 741 692
7135719.SQ.FTS.B, Zero Cpn, 4/19/25 ... 1,884 1,717
7135747.SQ.FTS.B, Zero Cpn, 4/19/25 ... 3,015 2,751
7135809.SQ.FTS.B, Zero Cpn, 4/19/25 ... 2,186 1,999
7135840.SQ.FTS.B, Zero Cpn, 4/20/25 ... 16,796 15,713
7136322.SQ.FTS.B, Zero Cpn, 4/20/25 ... 5,015 4,631
7136419.SQ.FTS.B, Zero Cpn, 4/20/25 ... 8,082 7,436
7136588.SQ.FTS.B, Zero Cpn, 4/20/25 ... 5,863 5,402
7136698.SQ.FTS.B, Zero Cpn, 4/20/25 ... 3,081 2,851
7136800.SQ.FTS.B, Zero Cpn, 4/20/25 ... 659 615
7136817.SQ.FTS.B, Zero Cpn, 4/20/25 ... 13,089 11,980
7137130.SQ.FTS.B, Zero Cpn, 4/20/25 ... 35,501 32,942
7137922.SQ.FTS.B, Zero Cpn, 4/20/25 ... 5,435 5,064
7138137.SQ.FTS.B, Zero Cpn, 4/20/25 ... 6,001 5,523
7138268.SQ.FTS.B, Zero Cpn, 4/20/25 ... 4,161 3,863
7138369.SQ.FTS.B, Zero Cpn, 4/20/25 ... 49,560 46,358
7139347.SQ.FTS.B, Zero Cpn, 4/20/25 ... 3,428 3,162
7139430.SQ.FTS.B, Zero Cpn, 4/20/25 ... 2,155 1,997
7139448.SQ.FTS.B, Zero Cpn, 4/20/25 ... 16,623 15,490
7140068.SQ.FTS.B, Zero Cpn, 4/20/25 ... 4,491 4,140
7140246.SQ.FTS.B, Zero Cpn, 4/20/25 ... 3,772 3,438
7140398.SQ.FTS.B, Zero Cpn, 4/20/25 ... 675 629
7140407.SQ.FTS.B, Zero Cpn, 4/20/25 ... 715 661
7140431.SQ.FTS.B, Zero Cpn, 4/20/25 ... 787 718
7140454.SQ.FTS.B, Zero Cpn, 4/20/25 ... 22,298 20,859
7140892.SQ.FTS.B, Zero Cpn, 4/20/25 ... 2,229 2,063
7140930.SQ.FTS.B, Zero Cpn, 4/20/25 ... 5,201 4,804
7141058.SQ.FTS.B, Zero Cpn, 4/20/25 ... 3,798 3,470
7141107.SQ.FTS.B, Zero Cpn, 4/20/25 ... 5,567 5,111

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7141206.SQ.FTS.B, Zero Cpn, 4/20/25 ... $ 3,172 $ 2,920
7141269.SQ.FTS.B, Zero Cpn, 4/20/25 ... 7,725 7,225
7141362.SQ.FTS.B, Zero Cpn, 4/20/25 ... 764 696
7141365.SQ.FTS.B, Zero Cpn, 4/20/25 ... 6,866 6,358
7141448.SQ.FTS.B, Zero Cpn, 4/21/25 ... 6,855 6,343
7141569.SQ.FTS.B, Zero Cpn, 4/21/25 ... 1,961 1,814
7141603.SQ.FTS.B, Zero Cpn, 4/21/25 ... 8,369 7,769
7141786.SQ.FTS.B, Zero Cpn, 4/21/25 ... 1,873 1,739
7141819.SQ.FTS.B, Zero Cpn, 4/21/25 ... 9,469 8,743
7142027.SQ.FTS.B, Zero Cpn, 4/21/25 ... 16,840 15,590
7142375.SQ.FTS.B, Zero Cpn, 4/21/25 ... 1,182 1,085
7142394.SQ.FTS.B, Zero Cpn, 4/21/25 ... 2,638 2,409
7142457.SQ.FTS.B, Zero Cpn, 4/22/25 ... 1,298 1,197
7142503.SQ.FTS.B, Zero Cpn, 4/22/25 ... 8,443 7,866
7142691.SQ.FTS.B, Zero Cpn, 4/22/25 ... 2,777 2,578
7142762.SQ.FTS.B, Zero Cpn, 4/22/25 ... 3,277 3,035
7142852.SQ.FTS.B, Zero Cpn, 4/22/25 ... 5,679 5,273
7142950.SQ.FTS.B, Zero Cpn, 4/22/25 ... 976 891
7142965.SQ.FTS.B, Zero Cpn, 4/22/25 ... 1,103 1,015
7142994.SQ.FTS.B, Zero Cpn, 4/22/25 ... 41,265 38,596
7144408.SQ.FTS.B, Zero Cpn, 4/23/25 ... 1,165 1,065
7144447.SQ.FTS.B, Zero Cpn, 4/23/25 ... 36,228 33,879
7145760.SQ.FTS.B, Zero Cpn, 4/23/25 ... 12,965 11,956
7145955.SQ.FTS.B, Zero Cpn, 4/23/25 ... 3,280 3,056
7145997.SQ.FTS.B, Zero Cpn, 4/23/25 ... 5,428 4,940
7146101.SQ.FTS.B, Zero Cpn, 4/23/25 ... 11,388 10,400
7146290.SQ.FTS.B, Zero Cpn, 4/23/25 ... 1,316 1,212
7146302.SQ.FTS.B, Zero Cpn, 4/23/25 ... 1,315 1,211
7146320.SQ.FTS.B, Zero Cpn, 4/23/25 ... 1,110 1,017
7146324.SQ.FTS.B, Zero Cpn, 4/23/25 ... 50,018 46,612
7147299.SQ.FTS.B, Zero Cpn, 4/23/25 ... 13,697 12,687
7147604.SQ.FTS.B, Zero Cpn, 4/23/25 ... 6,180 5,739
7147720.SQ.FTS.B, Zero Cpn, 4/24/25 ... 34,876 32,280
7148254.SQ.FTS.B, Zero Cpn, 4/24/25 ... 11,573 10,663
7148510.SQ.FTS.B, Zero Cpn, 4/24/25 ... 110,996 103,392
7150115.SQ.FTS.B, Zero Cpn, 4/24/25 ... 2,280 2,124
7150146.SQ.FTS.B, Zero Cpn, 4/24/25 ... 3,703 3,426
7150208.SQ.FTS.B, Zero Cpn, 4/24/25 ... 15,379 14,327
7150471.SQ.FTS.B, Zero Cpn, 4/24/25 ... 14,531 13,487
7150678.SQ.FTS.B, Zero Cpn, 4/24/25 ... 50,567 46,588
7151351.SQ.FTS.B, Zero Cpn, 4/24/25 ... 2,997 2,738
7151372.SQ.FTS.B, Zero Cpn, 4/24/25 ... 2,497 2,334
7151446.SQ.FTS.B, Zero Cpn, 4/24/25 ... 3,852 3,576
7151499.SQ.FTS.B, Zero Cpn, 4/25/25 ... 19,838 18,412
7151864.SQ.FTS.B, Zero Cpn, 4/25/25 ... 19,566 18,061
7152222.SQ.FTS.B, Zero Cpn, 4/25/25 ... 3,390 3,137
7152332.SQ.FTS.B, Zero Cpn, 4/25/25 ... 580 520
7152353.SQ.FTS.B, Zero Cpn, 4/25/25 ... 15,693 14,615
7152583.SQ.FTS.B, Zero Cpn, 4/25/25 ... 9,371 8,763
7152656.SQ.FTS.B, Zero Cpn, 4/25/25 ... 47,626 44,536
7153121.SQ.FTS.B, Zero Cpn, 4/25/25 ... 17,729 16,411
7153341.SQ.FTS.B, Zero Cpn, 4/25/25 ... 16,399 15,099
7153584.SQ.FTS.B, Zero Cpn, 4/25/25 ... 3,028 2,832
7153664.SQ.FTS.B, Zero Cpn, 4/25/25 ... 4,862 4,508
7153714.SQ.FTS.B, Zero Cpn, 4/25/25 ... 11,315 10,475
7153910.SQ.FTS.B, Zero Cpn, 4/25/25 ... 6,980 6,386
7154002.SQ.FTS.B, Zero Cpn, 4/25/25 ... 1,227 1,135
7154007.SQ.FTS.B, Zero Cpn, 4/25/25 ... 2,940 2,684
Description
Principal
Amount Value
Block, Inc. (continued)
7154030.SQ.FTS.B, Zero Cpn, 4/25/25 ... $ 15,542 $ 14,255
7154213.SQ.FTS.B, Zero Cpn, 4/25/25 ... 6,747 6,262
7154314.SQ.FTS.B, Zero Cpn, 4/25/25 ... 3,219 2,981
7154332.SQ.FTS.B, Zero Cpn, 4/25/25 ... 9,245 8,539
7154430.SQ.FTS.B, Zero Cpn, 4/25/25 ... 3,367 3,114
7154462.SQ.FTS.B, Zero Cpn, 4/25/25 ... 1,925 1,757
7154481.SQ.FTS.B, Zero Cpn, 4/25/25 ... 32,758 30,410
7156649.SQ.FTS.B, Zero Cpn, 4/26/25 ... 96,081 89,156
7158084.SQ.FTS.B, Zero Cpn, 4/26/25 ... 8,694 8,005
7158170.SQ.FTS.B, Zero Cpn, 4/26/25 ... 27,607 25,550
7158377.SQ.FTS.B, Zero Cpn, 4/26/25 ... 2,285 2,120
7158393.SQ.FTS.B, Zero Cpn, 4/26/25 ... 3,570 3,257
7158429.SQ.FTS.B, Zero Cpn, 4/26/25 ... 39,988 37,106
7159596.SQ.FTS.B, Zero Cpn, 4/26/25 ... 53,203 48,982
7160329.SQ.FTS.B, Zero Cpn, 4/26/25 ... 13,173 12,086
7160534.SQ.FTS.B, Zero Cpn, 4/26/25 ... 6,632 6,139
7160663.SQ.FTS.B, Zero Cpn, 4/26/25 ... 2,044 1,887
7160698.SQ.FTS.B, Zero Cpn, 4/26/25 ... 1,618 1,484
3210332.SQ.FTS.B, Zero Cpn, 3/18/32 ... 4,369 –
3212181.SQ.FTS.B, Zero Cpn, 3/18/32 ... 380 –
3232249.SQ.FTS.B, Zero Cpn, 3/25/32 ... 828 –
3233993.SQ.FTS.B, Zero Cpn, 3/26/32 ... 428 –
3234758.SQ.FTS.B, Zero Cpn, 3/28/32 ... 637 –
3238373.SQ.FTS.B, Zero Cpn, 3/29/32 ... 870 –
3255010.SQ.FTS.B, Zero Cpn, 4/07/32 ... 1,659 –
3260194.SQ.FTS.B, Zero Cpn, 4/09/32 ... 204 –
3297660.SQ.FTS.B, Zero Cpn, 4/24/32 ... 556 –
3311752.SQ.FTS.B, Zero Cpn, 4/30/32 ... 252 –
3320535.SQ.FTS.B, Zero Cpn, 5/05/32 ... 13,177 –
3336181.SQ.FTS.B, Zero Cpn, 5/12/32 ... 7,935 –
3336690.SQ.FTS.B, Zero Cpn, 5/12/32 ... 486 –
3344944.SQ.FTS.B, Zero Cpn, 5/17/32 ... 877 –
3361155.SQ.FTS.B, Zero Cpn, 5/19/32 ... 1,466 –
3365511.SQ.FTS.B, Zero Cpn, 5/20/32 ... 243 –
3366564.SQ.FTS.B, Zero Cpn, 5/20/32 ... 120 –
3371556.SQ.FTS.B, Zero Cpn, 5/23/32 ... 698 –
3401486.SQ.FTS.B, Zero Cpn, 6/02/32 ... 263 –
3407926.SQ.FTS.B, Zero Cpn, 6/03/32 ... 1,511 –
3411766.SQ.FTS.B, Zero Cpn, 6/04/32 ... 5,695 1
3414237.SQ.FTS.B, Zero Cpn, 6/05/32 ... 2,276 –
3415734.SQ.FTS.B, Zero Cpn, 6/07/32 ... 4,366 –
3419699.SQ.FTS.B, Zero Cpn, 6/08/32 ... 10,480 –
3425756.SQ.FTS.B, Zero Cpn, 6/10/32 ... 821 –
3428606.SQ.FTS.B, Zero Cpn, 6/11/32 ... 2,118 –
3432767.SQ.FTS.B, Zero Cpn, 6/14/32 ... 1,841 –
3433089.SQ.FTS.B, Zero Cpn, 6/14/32 ... 396 –
3434383.SQ.FTS.B, Zero Cpn, 6/14/32 ... 11,741 –
3435958.SQ.FTS.B, Zero Cpn, 6/15/32 ... 2,155 –
3436460.SQ.FTS.B, Zero Cpn, 6/15/32 ... 585 –
3436486.SQ.FTS.B, Zero Cpn, 6/15/32 ... 376 –
3437194.SQ.FTS.B, Zero Cpn, 6/15/32 ... 1,490 –
3437850.SQ.FTS.B, Zero Cpn, 6/16/32 ... 4,084 –
3452149.SQ.FTS.B, Zero Cpn, 6/21/32 ... 969 –
3463095.SQ.FTS.B, Zero Cpn, 6/23/32 ... 11,405 –
3472489.SQ.FTS.B, Zero Cpn, 6/26/32 ... 2,604 –
3487584.SQ.FTS.B, Zero Cpn, 6/30/32 ... 2,184 –
3510070.SQ.FTS.B, Zero Cpn, 7/06/32 ... 25,800 1
3513483.SQ.FTS.B, Zero Cpn, 7/07/32 ... 4,792 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
3516078.SQ.FTS.B, Zero Cpn, 7/08/32 ... $ 8,033 $ 1
3521469.SQ.FTS.B, Zero Cpn, 7/08/32 ... 3,422 –
3559884.SQ.FTS.B, Zero Cpn, 7/19/32 ... 616 –
3566831.SQ.FTS.B, Zero Cpn, 7/20/32 ... 2,799 –
3572652.SQ.FTS.B, Zero Cpn, 7/21/32 ... 758 –
3573904.SQ.FTS.B, Zero Cpn, 7/21/32 ... 2,469 –
3612013.SQ.FTS.B, Zero Cpn, 7/29/32 ... 3,513 –
3612313.SQ.FTS.B, Zero Cpn, 7/30/32 ... 3,994 –
3616837.SQ.FTS.B, Zero Cpn, 8/01/32 ... 1,256 –
3622745.SQ.FTS.B, Zero Cpn, 8/03/32 ... 5,722 –
3629212.SQ.FTS.B, Zero Cpn, 8/05/32 ... 316 –
3631012.SQ.FTS.B, Zero Cpn, 8/07/32 ... 702 –
3693768.SQ.FTS.B, Zero Cpn, 8/20/32 ... 1,735 –
3700150.SQ.FTS.B, Zero Cpn, 8/22/32 ... 3,008 –
3760407.SQ.FTS.B, Zero Cpn, 9/01/32 ... 3,543 –
3820662.SQ.FTS.B, Zero Cpn, 9/07/32 ... 734 –
3842781.SQ.FTS.B, Zero Cpn, 9/11/32 ... 10,067 1
3849054.SQ.FTS.B, Zero Cpn, 9/12/32 ... 679 –
3849313.SQ.FTS.B, Zero Cpn, 9/12/32 ... 204 –
3849333.SQ.FTS.B, Zero Cpn, 9/12/32 ... 8,085 –
3869455.SQ.FTS.B, Zero Cpn, 9/17/32 ... 7,514 –
3877914.SQ.FTS.B, Zero Cpn, 9/18/32 ... 1,608 –
3908447.SQ.FTS.B, Zero Cpn, 9/24/32 ... 608 –
3944713.SQ.FTS.B, Zero Cpn, 9/30/32 ... 16,717 –
3948363.SQ.FTS.B, Zero Cpn, 9/30/32 ... 386 –
3953673.SQ.FTS.B, Zero Cpn, 9/30/32 ... 673 –
3953788.SQ.FTS.B, Zero Cpn, 9/30/32 ... 6,116 –
3988483.SQ.FTS.B, Zero Cpn, 10/06/32 .. 6,804 –
3995187.SQ.FTS.B, Zero Cpn, 10/07/32 .. 966 –
4006108.SQ.FTS.B, Zero Cpn, 10/08/32 .. 3,609 –
4012864.SQ.FTS.B, Zero Cpn, 10/08/32 .. 418 –
4027848.SQ.FTS.B, Zero Cpn, 10/13/32 .. 13,882 –
4030312.SQ.FTS.B, Zero Cpn, 10/13/32 .. 596 –
4039216.SQ.FTS.B, Zero Cpn, 10/15/32 .. 645 –
4042564.SQ.FTS.B, Zero Cpn, 10/15/32 .. 379 –
4044447.SQ.FTS.B, Zero Cpn, 10/16/32 .. 14,344 1
4077814.SQ.FTS.B, Zero Cpn, 10/23/32 .. 2,357 –
4079086.SQ.FTS.B, Zero Cpn, 10/23/32 .. 3,779 –
4079838.SQ.FTS.B, Zero Cpn, 10/23/32 .. 6,825 –
4080547.SQ.FTS.B, Zero Cpn, 10/24/32 .. 1,952 –
4095538.SQ.FTS.B, Zero Cpn, 10/28/32 .. 3,487 –
4125734.SQ.FTS.B, Zero Cpn, 11/05/32 .. 4,285 –
4138127.SQ.FTS.B, Zero Cpn, 11/09/32 .. 2,987 –
4142060.SQ.FTS.B, Zero Cpn, 11/10/32 .. 1,222 –
4147030.SQ.FTS.B, Zero Cpn, 11/11/32 .. 346 –
4163065.SQ.FTS.B, Zero Cpn, 11/14/32 .. 1,168 –
4171680.SQ.FTS.B, Zero Cpn, 11/17/32 .. 3,222 1
4171907.SQ.FTS.B, Zero Cpn, 11/17/32 .. 4,783 2
4186988.SQ.FTS.B, Zero Cpn, 11/20/32 .. 375 –
4189414.SQ.FTS.B, Zero Cpn, 11/20/32 .. 259 1
4197129.SQ.FTS.B, Zero Cpn, 11/21/32 .. 38 –
4200379.SQ.FTS.B, Zero Cpn, 11/23/32 .. 1,060 2
4207561.SQ.FTS.B, Zero Cpn, 11/25/32 .. 1,742 4
4229796.SQ.FTS.B, Zero Cpn, 11/27/32 .. 2,213 2
4267608.SQ.FTS.B, Zero Cpn, 12/04/32 .. 4,641 15
4271659.SQ.FTS.B, Zero Cpn, 12/04/32 .. 970 3
4280865.SQ.FTS.B, Zero Cpn, 12/07/32 .. 7,991 27
4309215.SQ.FTS.B, Zero Cpn, 12/10/32 .. 2,829 6
Description
Principal
Amount Value
Block, Inc. (continued)
4314394.SQ.FTS.B, Zero Cpn, 12/11/32 .. $ 4,763 $ 20
4315019.SQ.FTS.B, Zero Cpn, 12/11/32 .. 1,296 5
4315085.SQ.FTS.B, Zero Cpn, 12/11/32 .. 753 3
4333949.SQ.FTS.B, Zero Cpn, 12/17/32 .. 1,348 6
4342268.SQ.FTS.B, Zero Cpn, 12/20/32 .. 3,769 20
4345972.SQ.FTS.B, Zero Cpn, 12/21/32 .. 457 1
4352084.SQ.FTS.B, Zero Cpn, 12/22/32 .. 1,688 10
4352239.SQ.FTS.B, Zero Cpn, 12/22/32 .. 620 4
4383604.SQ.FTS.B, Zero Cpn, 12/30/32 .. 2,916 19
4390373.SQ.FTS.B, Zero Cpn, 1/02/33 ... 527 2
4390406.SQ.FTS.B, Zero Cpn, 1/02/33 ... 950 10
4394687.SQ.FTS.B, Zero Cpn, 1/06/33 ... 832 4
4413064.SQ.FTS.B, Zero Cpn, 1/15/33 ... 738 10
4413957.SQ.FTS.B, Zero Cpn, 1/16/33 ... 356 2
4430691.SQ.FTS.B, Zero Cpn, 1/22/33 ... 968 10
4431496.SQ.FTS.B, Zero Cpn, 1/22/33 ... 432 3
4438299.SQ.FTS.B, Zero Cpn, 1/27/33 ... 2,530 19
4438563.SQ.FTS.B, Zero Cpn, 1/27/33 ... 14,155 130
4452962.SQ.FTS.B, Zero Cpn, 2/03/33 ... 8,915 135
4455128.SQ.FTS.B, Zero Cpn, 2/04/33 ... 2,253 30
4457642.SQ.FTS.B, Zero Cpn, 2/05/33 ... 3,469 39
4463189.SQ.FTS.B, Zero Cpn, 2/09/33 ... 2,140 15
4465207.SQ.FTS.B, Zero Cpn, 2/10/33 ... 3,432 32
4469186.SQ.FTS.B, Zero Cpn, 2/12/33 ... 1,033 11
4481855.SQ.FTS.B, Zero Cpn, 2/19/33 ... 1,079 14
4481874.SQ.FTS.B, Zero Cpn, 2/19/33 ... 1,551 31
4484475.SQ.FTS.B, Zero Cpn, 2/20/33 ... 3,439 43
4484542.SQ.FTS.B, Zero Cpn, 2/20/33 ... 6,016 75
4488928.SQ.FTS.B, Zero Cpn, 2/23/33 ... 703 8
4489974.SQ.FTS.B, Zero Cpn, 2/24/33 ... 4,041 52
4499783.SQ.FTS.B, Zero Cpn, 2/28/33 ... 2,186 49
4508723.SQ.FTS.B, Zero Cpn, 3/02/33 ... 6,372 148
4510936.SQ.FTS.B, Zero Cpn, 3/03/33 ... 3,480 65
4513287.SQ.FTS.B, Zero Cpn, 3/04/33 ... 12,361 280
4514072.SQ.FTS.B, Zero Cpn, 3/05/33 ... 1,866 45
4516974.SQ.FTS.B, Zero Cpn, 3/07/33 ... 88 2
4519611.SQ.FTS.B, Zero Cpn, 3/08/33 ... 12,933 200
4532062.SQ.FTS.B, Zero Cpn, 3/14/33 ... 328 7
4532929.SQ.FTS.B, Zero Cpn, 3/14/33 ... 2,327 64
4534513.SQ.FTS.B, Zero Cpn, 3/15/33 ... 304 5
4535094.SQ.FTS.B, Zero Cpn, 3/15/33 ... 3,360 59
4540937.SQ.FTS.B, Zero Cpn, 3/17/33 ... 6,282 53
4546342.SQ.FTS.B, Zero Cpn, 3/20/33 ... 3,208 29
4548999.SQ.FTS.B, Zero Cpn, 3/21/33 ... 4,823 111
4549725.SQ.FTS.B, Zero Cpn, 3/21/33 ... 3,736 37
4549873.SQ.FTS.B, Zero Cpn, 3/21/33 ... 201 4
4549880.SQ.FTS.B, Zero Cpn, 3/21/33 ... 3,819 35
4550163.SQ.FTS.B, Zero Cpn, 3/21/33 ... 1,397 26
4550265.SQ.FTS.B, Zero Cpn, 3/21/33 ... 545 11
4555245.SQ.FTS.B, Zero Cpn, 3/23/33 ... 4,885 150
4556429.SQ.FTS.B, Zero Cpn, 3/23/33 ... 3,512 69
4556489.SQ.FTS.B, Zero Cpn, 3/23/33 ... 3,126 81
4556569.SQ.FTS.B, Zero Cpn, 3/23/33 ... 18,356 505
4557410.SQ.FTS.B, Zero Cpn, 3/23/33 ... 5,012 77
4558347.SQ.FTS.B, Zero Cpn, 3/23/33 ... 1,070 20
4561168.SQ.FTS.B, Zero Cpn, 3/24/33 ... 715 7
4561751.SQ.FTS.B, Zero Cpn, 3/25/33 ... 3,074 29
4562273.SQ.FTS.B, Zero Cpn, 3/26/33 ... 3,405 101

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4563389.SQ.FTS.B, Zero Cpn, 3/27/33 ... $ 3,392 $ 35
4565857.SQ.FTS.B, Zero Cpn, 3/27/33 ... 14,859 359
4566912.SQ.FTS.B, Zero Cpn, 3/28/33 ... 1,449 48
4579623.SQ.FTS.B, Zero Cpn, 4/01/33 ... 30,289 722
4581333.SQ.FTS.B, Zero Cpn, 4/02/33 ... 3,759 84
4581555.SQ.FTS.B, Zero Cpn, 4/02/33 ... 12,644 429
4582331.SQ.FTS.B, Zero Cpn, 4/03/33 ... 5,425 148
4585539.SQ.FTS.B, Zero Cpn, 4/04/33 ... 643 13
4586510.SQ.FTS.B, Zero Cpn, 4/04/33 ... 6,337 173
4589242.SQ.FTS.B, Zero Cpn, 4/05/33 ... 488 7
4600950.SQ.FTS.B, Zero Cpn, 4/07/33 ... 936 11
4601418.SQ.FTS.B, Zero Cpn, 4/08/33 ... 4,582 83
4601908.SQ.FTS.B, Zero Cpn, 4/08/33 ... 835 20
4603785.SQ.FTS.B, Zero Cpn, 4/08/33 ... 2,545 45
4604781.SQ.FTS.B, Zero Cpn, 4/09/33 ... 302 11
4606149.SQ.FTS.B, Zero Cpn, 4/11/33 ... 2,129 52
4606526.SQ.FTS.B, Zero Cpn, 4/11/33 ... 462 10
4607817.SQ.FTS.B, Zero Cpn, 4/12/33 ... 768 30
4609191.SQ.FTS.B, Zero Cpn, 4/12/33 ... 3,788 114
4610483.SQ.FTS.B, Zero Cpn, 4/13/33 ... 4,727 187
4612864.SQ.FTS.B, Zero Cpn, 4/13/33 ... 831 10
4612909.SQ.FTS.B, Zero Cpn, 4/13/33 ... 3,394 107
4618545.SQ.FTS.B, Zero Cpn, 4/14/33 ... 2,720 79
4618572.SQ.FTS.B, Zero Cpn, 4/14/33 ... 927 24
4620208.SQ.FTS.B, Zero Cpn, 4/14/33 ... 2,314 38
4622912.SQ.FTS.B, Zero Cpn, 4/15/33 ... 12,026 282
4623698.SQ.FTS.B, Zero Cpn, 4/15/33 ... 4,549 87
4625409.SQ.FTS.B, Zero Cpn, 4/18/33 ... 1,903 57
4626052.SQ.FTS.B, Zero Cpn, 4/18/33 ... 3,539 71
4626904.SQ.FTS.B, Zero Cpn, 4/18/33 ... 4,667 59
4627946.SQ.FTS.B, Zero Cpn, 4/18/33 ... 968 40
4630150.SQ.FTS.B, Zero Cpn, 4/19/33 ... 3,187 88
4630473.SQ.FTS.B, Zero Cpn, 4/19/33 ... 336 9
4631665.SQ.FTS.B, Zero Cpn, 4/20/33 ... 4,254 137
4637259.SQ.FTS.B, Zero Cpn, 4/22/33 ... 146 3
4639123.SQ.FTS.B, Zero Cpn, 4/22/33 ... 1,166 19
4639291.SQ.FTS.B, Zero Cpn, 4/22/33 ... 2,606 87
4641955.SQ.FTS.B, Zero Cpn, 4/25/33 ... 13,703 376
4645672.SQ.FTS.B, Zero Cpn, 4/26/33 ... 10,185 336
4646107.SQ.FTS.B, Zero Cpn, 4/26/33 ... 2,393 89
4646691.SQ.FTS.B, Zero Cpn, 4/26/33 ... 582 18
4650952.SQ.FTS.B, Zero Cpn, 4/28/33 ... 2,708 100
4652170.SQ.FTS.B, Zero Cpn, 4/28/33 ... 3,326 108
4654724.SQ.FTS.B, Zero Cpn, 4/29/33 ... 439 15
4655105.SQ.FTS.B, Zero Cpn, 4/29/33 ... 1,842 47
4656767.SQ.FTS.B, Zero Cpn, 4/30/33 ... 2,269 65
4660577.SQ.FTS.B, Zero Cpn, 5/01/33 ... 5,607 159
4660611.SQ.FTS.B, Zero Cpn, 5/01/33 ... 1,867 63
4662056.SQ.FTS.B, Zero Cpn, 5/02/33 ... 40,082 1,436
4665723.SQ.FTS.B, Zero Cpn, 5/03/33 ... 813 13
4668525.SQ.FTS.B, Zero Cpn, 5/04/33 ... 412 6
4669203.SQ.FTS.B, Zero Cpn, 5/04/33 ... 309 5
4669930.SQ.FTS.B, Zero Cpn, 5/04/33 ... 1,076 38
4679063.SQ.FTS.B, Zero Cpn, 5/08/33 ... 2,470 91
4681090.SQ.FTS.B, Zero Cpn, 5/08/33 ... 1,211 45
4682306.SQ.FTS.B, Zero Cpn, 5/08/33 ... 19,587 599
4684103.SQ.FTS.B, Zero Cpn, 5/08/33 ... 761 15
4684220.SQ.FTS.B, Zero Cpn, 5/08/33 ... 332 12
Description
Principal
Amount Value
Block, Inc. (continued)
4704761.SQ.FTS.B, Zero Cpn, 5/10/33 ... $ 1,417 $ 47
4706260.SQ.FTS.B, Zero Cpn, 5/10/33 ... 3,411 145
4710517.SQ.FTS.B, Zero Cpn, 5/12/33 ... 3,185 156
4717011.SQ.FTS.B, Zero Cpn, 5/15/33 ... 8,731 317
4719485.SQ.FTS.B, Zero Cpn, 5/15/33 ... 1,274 45
4723323.SQ.FTS.B, Zero Cpn, 5/16/33 ... 239 11
4728302.SQ.FTS.B, Zero Cpn, 5/17/33 ... 4,296 207
4746441.SQ.FTS.B, Zero Cpn, 5/19/33 ... 1,301 77
4761481.SQ.FTS.B, Zero Cpn, 5/23/33 ... 4,254 166
4763575.SQ.FTS.B, Zero Cpn, 5/23/33 ... 1,338 66
4773719.SQ.FTS.B, Zero Cpn, 5/24/33 ... 1,216 54
4789346.SQ.FTS.B, Zero Cpn, 5/29/33 ... 6,004 199
4790074.SQ.FTS.B, Zero Cpn, 5/29/33 ... 1,864 75
4794467.SQ.FTS.B, Zero Cpn, 5/30/33 ... 116 4
4796271.SQ.FTS.B, Zero Cpn, 5/30/33 ... 1,575 89
4799750.SQ.FTS.B, Zero Cpn, 6/01/33 ... 3,222 208
4810478.SQ.FTS.B, Zero Cpn, 6/03/33 ... 13,210 583
4812628.SQ.FTS.B, Zero Cpn, 6/03/33 ... 7,404 249
4814186.SQ.FTS.B, Zero Cpn, 6/03/33 ... 3,604 81
4819764.SQ.FTS.B, Zero Cpn, 6/07/33 ... 1,187 54
4819908.SQ.FTS.B, Zero Cpn, 6/07/33 ... 745 36
4829812.SQ.FTS.B, Zero Cpn, 6/10/33 ... 336 9
4829826.SQ.FTS.B, Zero Cpn, 6/10/33 ... 2,529 105
4831455.SQ.FTS.B, Zero Cpn, 6/10/33 ... 1,012 24
4832246.SQ.FTS.B, Zero Cpn, 6/10/33 ... 58 3
4839177.SQ.FTS.B, Zero Cpn, 6/14/33 ... 1,366 31
4839467.SQ.FTS.B, Zero Cpn, 6/14/33 ... 1,586 96
4840100.SQ.FTS.B, Zero Cpn, 6/14/33 ... 1,543 55
4848330.SQ.FTS.B, Zero Cpn, 6/16/33 ... 12,857 331
4860368.SQ.FTS.B, Zero Cpn, 6/17/33 ... 989 55
4862382.SQ.FTS.B, Zero Cpn, 6/18/33 ... 5,131 118
4862453.SQ.FTS.B, Zero Cpn, 6/18/33 ... 264 23
4862500.SQ.FTS.B, Zero Cpn, 6/18/33 ... 1,479 95
4863679.SQ.FTS.B, Zero Cpn, 6/20/33 ... 16,205 577
4864955.SQ.FTS.B, Zero Cpn, 6/20/33 ... 7,356 478
4866679.SQ.FTS.B, Zero Cpn, 6/20/33 ... 1,660 121
4867627.SQ.FTS.B, Zero Cpn, 6/21/33 ... 2,052 56
4867691.SQ.FTS.B, Zero Cpn, 6/21/33 ... 43 3
4868123.SQ.FTS.B, Zero Cpn, 6/21/33 ... 533 20
4868930.SQ.FTS.B, Zero Cpn, 6/21/33 ... 1,648 59
4871945.SQ.FTS.B, Zero Cpn, 6/22/33 ... 5,985 229
4872471.SQ.FTS.B, Zero Cpn, 6/22/33 ... 1,391 57
4872677.SQ.FTS.B, Zero Cpn, 6/22/33 ... 3,275 269
4873083.SQ.FTS.B, Zero Cpn, 6/22/33 ... 9,479 498
4873268.SQ.FTS.B, Zero Cpn, 6/22/33 ... 6,701 535
4873945.SQ.FTS.B, Zero Cpn, 6/22/33 ... 3,094 79
4874117.SQ.FTS.B, Zero Cpn, 6/22/33 ... 4,590 371
4875505.SQ.FTS.B, Zero Cpn, 6/23/33 ... 318 19
4877302.SQ.FTS.B, Zero Cpn, 6/25/33 ... 624 27
4877319.SQ.FTS.B, Zero Cpn, 6/25/33 ... 1,558 89
4877812.SQ.FTS.B, Zero Cpn, 6/26/33 ... 2,173 123
4878164.SQ.FTS.B, Zero Cpn, 6/27/33 ... 2,972 181
4880047.SQ.FTS.B, Zero Cpn, 6/27/33 ... 132 4
4880109.SQ.FTS.B, Zero Cpn, 6/27/33 ... 10,497 752
4880571.SQ.FTS.B, Zero Cpn, 6/28/33 ... 14,651 1,006
4881599.SQ.FTS.B, Zero Cpn, 6/28/33 ... 1,874 55
4881617.SQ.FTS.B, Zero Cpn, 6/28/33 ... 1,646 73
4881988.SQ.FTS.B, Zero Cpn, 6/28/33 ... 41,908 2,544

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4882388.SQ.FTS.B, Zero Cpn, 6/28/33 ... $ 1,033 $ 100
4882604.SQ.FTS.B, Zero Cpn, 6/28/33 ... 4,323 238
4886936.SQ.FTS.B, Zero Cpn, 6/30/33 ... 29,822 797
4889578.SQ.FTS.B, Zero Cpn, 7/01/33 ... 6,235 387
4891549.SQ.FTS.B, Zero Cpn, 7/03/33 ... 3,445 160
4893163.SQ.FTS.B, Zero Cpn, 7/04/33 ... 12,426 732
4900969.SQ.FTS.B, Zero Cpn, 7/07/33 ... 1,027 72
4901122.SQ.FTS.B, Zero Cpn, 7/07/33 ... 611 23
4905832.SQ.FTS.B, Zero Cpn, 7/10/33 ... 6,609 440
4907500.SQ.FTS.B, Zero Cpn, 7/11/33 ... 4,190 180
4908035.SQ.FTS.B, Zero Cpn, 7/11/33 ... 5,837 174
4909783.SQ.FTS.B, Zero Cpn, 7/12/33 ... 36 1
4922859.SQ.FTS.B, Zero Cpn, 7/14/33 ... 513 58
4923842.SQ.FTS.B, Zero Cpn, 7/16/33 ... 1,929 85
4924187.SQ.FTS.B, Zero Cpn, 7/17/33 ... 357 27
4925184.SQ.FTS.B, Zero Cpn, 7/18/33 ... 2,723 240
4925548.SQ.FTS.B, Zero Cpn, 7/18/33 ... 16,715 1,711
4925972.SQ.FTS.B, Zero Cpn, 7/18/33 ... 7,444 565
4926169.SQ.FTS.B, Zero Cpn, 7/18/33 ... 261 24
4927104.SQ.FTS.B, Zero Cpn, 7/19/33 ... 7,625 583
4937358.SQ.FTS.B, Zero Cpn, 7/24/33 ... 640 28
4938983.SQ.FTS.B, Zero Cpn, 7/25/33 ... 1,318 98
4942412.SQ.FTS.B, Zero Cpn, 7/26/33 ... 13,011 794
4955556.SQ.FTS.B, Zero Cpn, 7/29/33 ... 1,374 48
4960204.SQ.FTS.B, Zero Cpn, 7/31/33 ... 361 18
4965912.SQ.FTS.B, Zero Cpn, 8/01/33 ... 1,587 143
4967772.SQ.FTS.B, Zero Cpn, 8/02/33 ... 7,693 841
4968011.SQ.FTS.B, Zero Cpn, 8/02/33 ... 732 66
4968065.SQ.FTS.B, Zero Cpn, 8/02/33 ... 9,113 786
4975394.SQ.FTS.B, Zero Cpn, 8/05/33 ... 1,503 78
4981564.SQ.FTS.B, Zero Cpn, 8/09/33 ... 474 29
4981810.SQ.FTS.B, Zero Cpn, 8/09/33 ... 913 63
4989575.SQ.FTS.B, Zero Cpn, 8/11/33 ... 1,283 110
4990427.SQ.FTS.B, Zero Cpn, 8/12/33 ... 646 29
4990812.SQ.FTS.B, Zero Cpn, 8/12/33 ... 3,319 283
4991412.SQ.FTS.B, Zero Cpn, 8/13/33 ... 1,244 78
4992493.SQ.FTS.B, Zero Cpn, 8/14/33 ... 1,237 115
4993580.SQ.FTS.B, Zero Cpn, 8/14/33 ... 600 59
5006802.SQ.FTS.B, Zero Cpn, 8/16/33 ... 7,127 798
5019192.SQ.FTS.B, Zero Cpn, 8/17/33 ... 10,195 561
5026306.SQ.FTS.B, Zero Cpn, 8/19/33 ... 5,011 629
5026883.SQ.FTS.B, Zero Cpn, 8/20/33 ... 4,074 598
5027172.SQ.FTS.B, Zero Cpn, 8/21/33 ... 156 8
5042184.SQ.FTS.B, Zero Cpn, 8/25/33 ... 236 22
5044115.SQ.FTS.B, Zero Cpn, 8/27/33 ... 551 62
5044278.SQ.FTS.B, Zero Cpn, 8/27/33 ... 4,435 263
5047301.SQ.FTS.B, Zero Cpn, 8/28/33 ... 4,140 432
5047438.SQ.FTS.B, Zero Cpn, 8/28/33 ... 1,084 191
5053049.SQ.FTS.B, Zero Cpn, 9/02/33 ... 110 16
5057829.SQ.FTS.B, Zero Cpn, 9/03/33 ... 273 14
5058089.SQ.FTS.B, Zero Cpn, 9/03/33 ... 14,656 1,237
5062108.SQ.FTS.B, Zero Cpn, 9/05/33 ... 2,002 94
5065553.SQ.FTS.B, Zero Cpn, 9/07/33 ... 11,144 529
5065983.SQ.FTS.B, Zero Cpn, 9/08/33 ... 137 7
5073687.SQ.FTS.B, Zero Cpn, 9/10/33 ... 2,366 153
5075271.SQ.FTS.B, Zero Cpn, 9/10/33 ... 1,279 69
5075710.SQ.FTS.B, Zero Cpn, 9/11/33 ... 2,580 454
5075922.SQ.FTS.B, Zero Cpn, 9/11/33 ... 309 17
Description
Principal
Amount Value
Block, Inc. (continued)
5083204.SQ.FTS.B, Zero Cpn, 9/15/33 ... $ 1,242 $ 203
5084881.SQ.FTS.B, Zero Cpn, 9/16/33 ... 552 70
5090985.SQ.FTS.B, Zero Cpn, 9/17/33 ... 383 26
5094121.SQ.FTS.B, Zero Cpn, 9/19/33 ... 410 57
5094327.SQ.FTS.B, Zero Cpn, 9/19/33 ... 349 45
5094655.SQ.FTS.B, Zero Cpn, 9/20/33 ... 2,008 272
5096024.SQ.FTS.B, Zero Cpn, 9/21/33 ... 9,361 819
5096286.SQ.FTS.B, Zero Cpn, 9/21/33 ... 250 23
5097330.SQ.FTS.B, Zero Cpn, 9/21/33 ... 4,283 605
5099070.SQ.FTS.B, Zero Cpn, 9/22/33 ... 659 60
5102362.SQ.FTS.B, Zero Cpn, 9/23/33 ... 26,662 2,679
5109707.SQ.FTS.B, Zero Cpn, 9/25/33 ... 478 69
5110232.SQ.FTS.B, Zero Cpn, 9/26/33 ... 4,917 632
5110354.SQ.FTS.B, Zero Cpn, 9/26/33 ... 407 70
5110450.SQ.FTS.B, Zero Cpn, 9/26/33 ... 4,298 555
5114631.SQ.FTS.B, Zero Cpn, 9/29/33 ... 2,038 307
5118658.SQ.FTS.B, Zero Cpn, 9/30/33 ... 879 133
5122398.SQ.FTS.B, Zero Cpn, 9/30/33 ... 5,431 552
5123250.SQ.FTS.B, Zero Cpn, 9/30/33 ... 2,209 301
5123870.SQ.FTS.B, Zero Cpn, 9/30/33 ... 461 66
5130538.SQ.FTS.B, Zero Cpn, 10/04/33 .. 2,193 198
5130975.SQ.FTS.B, Zero Cpn, 10/04/33 .. 272 61
5132890.SQ.FTS.B, Zero Cpn, 10/05/33 .. 30,012 4,977
5134488.SQ.FTS.B, Zero Cpn, 10/05/33 .. 1,144 104
5135982.SQ.FTS.B, Zero Cpn, 10/05/33 .. 11,822 764
5136603.SQ.FTS.B, Zero Cpn, 10/06/33 .. 1,728 256
5138301.SQ.FTS.B, Zero Cpn, 10/06/33 .. 2,419 428
5142732.SQ.FTS.B, Zero Cpn, 10/07/33 .. 172 11
5144732.SQ.FTS.B, Zero Cpn, 10/07/33 .. 2,684 347
5146188.SQ.FTS.B, Zero Cpn, 10/08/33 .. 6,782 994
5149203.SQ.FTS.B, Zero Cpn, 10/10/33 .. 473 58
5153658.SQ.FTS.B, Zero Cpn, 10/12/33 .. 202 33
5154060.SQ.FTS.B, Zero Cpn, 10/12/33 .. 494 101
5155680.SQ.FTS.B, Zero Cpn, 10/12/33 .. 521 35
5156338.SQ.FTS.B, Zero Cpn, 10/12/33 .. 2,755 537
5156676.SQ.FTS.B, Zero Cpn, 10/12/33 .. 1,284 174
5160593.SQ.FTS.B, Zero Cpn, 10/13/33 .. 14,723 1,482
5162594.SQ.FTS.B, Zero Cpn, 10/14/33 .. 617 38
5163731.SQ.FTS.B, Zero Cpn, 10/14/33 .. 7,221 808
5164639.SQ.FTS.B, Zero Cpn, 10/14/33 .. 519 101
5172784.SQ.FTS.B, Zero Cpn, 10/17/33 .. 6,176 1,456
5179416.SQ.FTS.B, Zero Cpn, 10/18/33 .. 2,654 370
5181201.SQ.FTS.B, Zero Cpn, 10/19/33 .. 6,478 1,184
5183474.SQ.FTS.B, Zero Cpn, 10/19/33 .. 575 98
5185761.SQ.FTS.B, Zero Cpn, 10/20/33 .. 715 160
5190095.SQ.FTS.B, Zero Cpn, 10/20/33 .. 4,638 782
5210392.SQ.FTS.B, Zero Cpn, 10/23/33 .. 2,424 184
5219088.SQ.FTS.B, Zero Cpn, 10/26/33 .. 1,399 486
5220601.SQ.FTS.B, Zero Cpn, 10/26/33 .. 650 146
5220660.SQ.FTS.B, Zero Cpn, 10/26/33 .. 1,536 169
5238450.SQ.FTS.B, Zero Cpn, 10/29/33 .. 401 99
5239973.SQ.FTS.B, Zero Cpn, 10/30/33 .. 1,526 152
5241436.SQ.FTS.B, Zero Cpn, 11/01/33 .. 3,606 559
5243291.SQ.FTS.B, Zero Cpn, 11/02/33 .. 75 7
5243505.SQ.FTS.B, Zero Cpn, 11/02/33 .. 20,719 4,809
5244949.SQ.FTS.B, Zero Cpn, 11/02/33 .. 2,287 559
5245623.SQ.FTS.B, Zero Cpn, 11/02/33 .. 4,046 754
5250245.SQ.FTS.B, Zero Cpn, 11/03/33 .. 419 74

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5250706.SQ.FTS.B, Zero Cpn, 11/03/33 .. $ 1,023 $ 310
5250769.SQ.FTS.B, Zero Cpn, 11/03/33 .. 1,742 154
5254509.SQ.FTS.B, Zero Cpn, 11/04/33 .. 234 67
5254554.SQ.FTS.B, Zero Cpn, 11/04/33 .. 5,092 454
5254769.SQ.FTS.B, Zero Cpn, 11/04/33 .. 1,097 341
5255302.SQ.FTS.B, Zero Cpn, 11/04/33 .. 19,141 4,774
5262459.SQ.FTS.B, Zero Cpn, 11/05/33 .. 220 22
5266447.SQ.FTS.B, Zero Cpn, 11/05/33 .. 318 57
5266476.SQ.FTS.B, Zero Cpn, 11/05/33 .. 4,839 523
5266837.SQ.FTS.B, Zero Cpn, 11/05/33 .. 3,783 836
5281083.SQ.FTS.B, Zero Cpn, 11/10/33 .. 337 110
5281103.SQ.FTS.B, Zero Cpn, 11/10/33 .. 8,490 785
5293954.SQ.FTS.B, Zero Cpn, 11/14/33 .. 476 103
5294371.SQ.FTS.B, Zero Cpn, 11/15/33 .. 329 46
5296287.SQ.FTS.B, Zero Cpn, 11/16/33 .. 311 62
5305068.SQ.FTS.B, Zero Cpn, 11/17/33 .. 77,744 18,789
5313405.SQ.FTS.B, Zero Cpn, 11/18/33 .. 546 99
5316290.SQ.FTS.B, Zero Cpn, 11/19/33 .. 1,073 290
5317552.SQ.FTS.B, Zero Cpn, 11/19/33 .. 181 55
5320657.SQ.FTS.B, Zero Cpn, 11/20/33 .. 443 215
5321872.SQ.FTS.B, Zero Cpn, 11/20/33 .. 1,538 299
5322693.SQ.FTS.B, Zero Cpn, 11/20/33 .. 874 123
5325004.SQ.FTS.B, Zero Cpn, 11/22/33 .. 1,379 353
5325652.SQ.FTS.B, Zero Cpn, 11/22/33 .. 659 172
5328895.SQ.FTS.B, Zero Cpn, 11/23/33 .. 2,371 633
5329650.SQ.FTS.B, Zero Cpn, 11/23/33 .. 1,202 267
5329785.SQ.FTS.B, Zero Cpn, 11/23/33 .. 1,629 194
5330101.SQ.FTS.B, Zero Cpn, 11/23/33 .. 7,563 2,545
5331262.SQ.FTS.B, Zero Cpn, 11/24/33 .. 4,420 643
5363132.SQ.FTS.B, Zero Cpn, 11/26/33 .. 7,301 1,619
5372948.SQ.FTS.B, Zero Cpn, 11/27/33 .. 7,104 1,730
5374200.SQ.FTS.B, Zero Cpn, 11/27/33 .. 7,532 2,430
5380422.SQ.FTS.B, Zero Cpn, 11/27/33 .. 12,758 2,035
5381740.SQ.FTS.B, Zero Cpn, 11/29/33 .. 733 78
29,169,589
Freedom Financial Asset Management LLC
APP-11740309.FP.FTS.B, 5.99%, 12/20/23 963 966
APP-11877787.FP.FTS.B, 5.99%, 1/08/24 . 983 986
APP-11878440.FP.FTS.B, 5.99%, 1/08/24 . 669 349
APP-12386826.FP.FTS.B, 23.99%, 2/01/24 2,536 2,546
APP-11929185.FP.FTS.B, 18.49%, 2/20/24 6,052 965
APP-11877563.FP.FTS.B, 5.99%, 2/21/24 . 1,141 1,145
APP-11798519.FP.FTS.B, 5.99%, 2/22/24 . 1,573 1,580
APP-12287371.FP.FTS.B, 5.99%, 3/17/24 . 1,536 1,544
APP-11595183.FP.FTS.B, 5.99%, 3/22/24 . 1,943 1,953
APP-14217946.FP.FTS.B, 5.99%, 5/06/24 . 3,337 3,356
APP-13741737.FP.FTS.B, 5.99%, 5/16/24 . 2,607 2,623
APP-13628198.FP.FTS.B, 5.99%, 5/20/24 . 2,573 2,590
APP-14866497.FP.FTS.B, 5.99%, 5/24/24 . 3,366 3,390
APP-13746596.FP.FTS.B, 5.99%, 5/29/24 . 2,850 2,873
APP-14939093.FP.FTS.B, 5.99%, 6/01/24 . 2,593 2,608
APP-14129567.FP.FTS.B, 5.99%, 6/10/24 . 2,728 2,743
APP-14038696.FP.FTS.B, 16.49%, 6/10/24 4,934 4,967
APP-14317523.FP.FTS.B, 17.49%, 6/12/24 2,596 2,615
APP-14689106.FP.FTS.B, 5.99%, 6/15/24 . 2,656 2,668
APP-14190363.FP.FTS.B, 5.99%, 6/16/24 . 3,061 3,082
APP-14178961.FP.FTS.B, 5.99%, 6/17/24 . 2,534 2,555
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-14057537.FP.FTS.B, 5.99%, 6/20/24 . $ 3,527 $ 3,552
APP-14304559.FP.FTS.B, 5.99%, 6/20/24 . 2,574 2,593
APP-14343981.FP.FTS.B, 5.99%, 6/20/24 . 3,365 3,390
APP-15398343.FP.FTS.B, 5.99%, 6/20/24 . 4,039 4,070
APP-15654646.FP.FTS.B, 19.74%, 7/05/24 4,991 5,024
APP-14867047.FP.FTS.B, 5.99%, 7/08/24 . 3,881 3,907
APP-14918054.FP.FTS.B, 14.99%, 7/08/24 7,478 4,943
APP-15601576.FP.FTS.B, 16.49%, 7/08/24 3,254 3,277
APP-14886138.FP.FTS.B, 5.99%, 7/16/24 . 3,483 3,509
APP-15145416.FP.FTS.B, 5.99%, 7/16/24 . 2,459 2,477
APP-15110089.FP.FTS.B, 5.99%, 7/30/24 . 3,637 3,674
APP-15573525.FP.FTS.B, 23.99%, 8/01/24 7,278 7,315
APP-15556796.FP.FTS.B, 5.99%, 8/05/24 . 3,507 3,531
APP-17023826.FP.FTS.B, 5.99%, 8/06/24 . 4,395 4,429
APP-15420537.FP.FTS.B, 23.99%, 8/12/24 16,272 16,446
APP-15754991.FP.FTS.B, 5.99%, 8/13/24 . 3,307 3,334
APP-16050735.FP.FTS.B, 5.99%, 8/14/24 . 3,892 3,922
APP-16062858.FP.FTS.B, 23.99%, 8/14/24 4,857 4,901
APP-15525886.FP.FTS.B, 13.49%, 8/15/24 5,589 5,641
APP-15705719.FP.FTS.B, 17.74%, 8/20/24 4,703 4,756
APP-15870402.FP.FTS.B, 5.99%, 8/28/24 . 4,700 4,745
APP-17083152.FP.FTS.B, 5.99%, 9/06/24 . 3,151 3,173
APP-17218556.FP.FTS.B, 5.99%, 9/09/24 . 5,175 5,215
APP-17481705.FP.FTS.B, 15.99%, 9/13/24 6,228 6,284
APP-17230704.FP.FTS.B, 5.99%, 9/23/24 . 4,337 4,379
APP-10830803.FP.FTS.B, 23.49%, 11/30/24 5,474 5,578
APP-11673054.FP.FTS.B, 18.99%, 12/16/24 5,434 5,491
APP-11740833.FP.FTS.B, 23.99%, 12/22/24 8,414 8,543
APP-11877979.FP.FTS.B, 7.49%, 1/06/25 . 12,531 12,621
APP-11942701.FP.FTS.B, 9.49%, 1/08/25 . 18,019 18,152
APP-11729669.FP.FTS.B, 10.74%, 1/08/25 4,802 4,822
APP-12331634.FP.FTS.B, 7.74%, 2/04/25 . 7,795 7,850
APP-11751656.FP.FTS.B, 9.74%, 2/05/25 . 7,882 7,934
APP-11912407.FP.FTS.B, 15.99%, 2/15/25 10,400 10,458
APP-11872506.FP.FTS.B, 19.49%, 2/15/25 8,784 8,818
APP-12050640.FP.FTS.B, 12.24%, 3/15/25 14,250 14,367
APP-12033288.FP.FTS.B, 14.49%, 3/15/25 10,049 10,104
APP-11949006.FP.FTS.B, 9.74%, 3/17/25 . 8,084 2,644
APP-12270565.FP.FTS.B, 16.49%, 3/17/25 15,311 15,341
APP-12351684.FP.FTS.B, 7.49%, 3/18/25 . 8,777 8,851
APP-12270708.FP.FTS.B, 9.49%, 3/20/25 . 11,781 11,892
APP-12420138.FP.FTS.B, 17.99%, 3/20/25 5,184 5,224
APP-12418031.FP.FTS.B, 13.99%, 3/22/25 12,178 12,298
APP-12287521.FP.FTS.B, 16.49%, 3/22/25 7,228 7,288
APP-13752242.FP.FTS.B, 10.09%, 4/01/25 5,398 5,417
APP-13961297.FP.FTS.B, 17.49%, 4/16/25 5,116 1,003
APP-13951296.FP.FTS.B, 17.24%, 4/26/25 13,907 14,011
APP-14058368.FP.FTS.B, 12.49%, 5/01/25 13,404 13,471
APP-14113024.FP.FTS.B, 11.59%, 5/03/25 6,330 6,376
APP-14094552.FP.FTS.B, 17.74%, 5/03/25 22,094 22,032
APP-14304933.FP.FTS.B, 14.99%, 5/12/25 6,995 7,023
APP-13745262.FP.FTS.B, 12.84%, 5/16/25 27,064 27,297
APP-13550190.FP.FTS.B, 24.99%, 5/16/25 9,140 9,116
APP-13512883.FP.FTS.B, 9.84%, 5/20/25 . 21,646 21,868
APP-13060190.FP.FTS.B, 10.24%, 5/20/25 15,596 15,747
APP-13805924.FP.FTS.B, 24.99%, 5/20/25 9,391 9,379
APP-14613251.FP.FTS.B, 10.49%, 5/25/25 3,243 3,251
APP-13938404.FP.FTS.B, 12.24%, 5/26/25 21,829 22,022

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-13957398.FP.FTS.B, 14.49%, 6/01/25 $ 12,294 $ 12,355
APP-13914811.FP.FTS.B, 15.09%, 6/03/25 5,932 5,974
APP-14959860.FP.FTS.B, 19.74%, 6/03/25 32,331 19,266
APP-13821733.FP.FTS.B, 22.99%, 6/03/25 8,607 8,482
APP-13609952.FP.FTS.B, 10.09%, 6/04/25 23,799 23,975
APP-13818738.FP.FTS.B, 10.84%, 6/04/25 25,492 25,713
APP-14919947.FP.FTS.B, 16.24%, 6/05/25 19,426 19,365
APP-14179362.FP.FTS.B, 17.49%, 6/05/25 5,618 5,647
APP-15039073.FP.FTS.B, 23.49%, 6/05/25 6,408 6,338
APP-13901500.FP.FTS.B, 19.49%, 6/07/25 8,989 8,927
APP-13913960.FP.FTS.B, 25.49%, 6/07/25 5,750 5,679
APP-13968504.FP.FTS.B, 19.49%, 6/08/25 9,121 9,063
APP-14166988.FP.FTS.B, 17.49%, 6/09/25 5,944 5,981
APP-14165903.FP.FTS.B, 19.24%, 6/12/25 30,087 29,970
APP-14337562.FP.FTS.B, 11.24%, 6/13/25 28,484 28,721
APP-14058139.FP.FTS.B, 11.84%, 6/15/25 7,598 7,660
APP-14058182.FP.FTS.B, 18.49%, 6/15/25 4,595 4,614
APP-14134773.FP.FTS.B, 21.99%, 6/15/25 6,434 6,410
APP-14319615.FP.FTS.B, 18.49%, 6/16/25 13,164 13,179
APP-13822936.FP.FTS.B, 9.34%, 6/17/25 . 17,101 17,267
APP-14057042.FP.FTS.B, 7.84%, 6/18/25 . 8,818 8,871
APP-14176007.FP.FTS.B, 7.84%, 6/18/25 . 14,005 14,141
APP-14182518.FP.FTS.B, 7.84%, 6/18/25 . 12,263 12,382
APP-14189826.FP.FTS.B, 9.34%, 6/18/25 . 16,984 17,153
APP-14058031.FP.FTS.B, 16.49%, 6/18/25 5,955 5,982
APP-14147815.FP.FTS.B, 19.99%, 6/18/25 8,050 7,994
APP-14145063.FP.FTS.B, 20.49%, 6/18/25 4,489 4,512
APP-14118175.FP.FTS.B, 10.09%, 6/19/25 10,253 10,359
APP-14058272.FP.FTS.B, 12.59%, 6/19/25 16,067 16,228
APP-14181617.FP.FTS.B, 18.49%, 6/19/25 9,600 9,644
APP-14188793.FP.FTS.B, 25.49%, 6/19/25 5,516 5,498
APP-14194578.FP.FTS.B, 25.49%, 6/19/25 4,718 4,708
APP-14057653.FP.FTS.B, 10.09%, 6/20/25 10,246 10,354
APP-14215775.FP.FTS.B, 16.49%, 6/20/25 11,456 11,557
APP-14309929.FP.FTS.B, 25.49%, 6/20/25 1,514 176
APP-14349793.FP.FTS.B, 16.24%, 6/26/25 18,400 18,477
APP-14107541.FP.FTS.B, 10.09%, 6/28/25 4,288 4,306
APP-14196847.FP.FTS.B, 20.49%, 6/28/25 3,134 3,103
APP-14318446.FP.FTS.B, 23.49%, 6/28/25 7,277 7,219
APP-15705647.FP.FTS.B, 18.74%, 6/30/25 9,457 9,532
APP-15602534.FP.FTS.B, 17.24%, 7/02/25 13,195 13,126
APP-15754423.FP.FTS.B, 25.49%, 7/04/25 7,543 7,489
APP-14867025.FP.FTS.B, 8.24%, 7/06/25 . 13,704 13,813
APP-14874396.FP.FTS.B, 11.24%, 7/06/25 29,820 30,054
APP-15716641.FP.FTS.B, 25.49%, 7/06/25 6,722 6,628
APP-14907939.FP.FTS.B, 17.49%, 7/07/25 13,785 13,627
APP-14925295.FP.FTS.B, 10.24%, 7/08/25 22,551 22,729
APP-15017105.FP.FTS.B, 22.49%, 7/11/25 6,215 6,180
APP-14864961.FP.FTS.B, 22.74%, 7/11/25 16,061 5,589
APP-15033224.FP.FTS.B, 25.49%, 7/12/25 5,816 5,762
APP-16047052.FP.FTS.B, 20.74%, 7/13/25 26,251 26,148
APP-15043725.FP.FTS.B, 12.74%, 7/15/25 8,489 8,554
APP-14877854.FP.FTS.B, 14.99%, 7/15/25 1,978 1,975
APP-14866721.FP.FTS.B, 17.49%, 7/15/25 4,178 4,164
APP-14887227.FP.FTS.B, 17.49%, 7/15/25 7,486 7,508
APP-14890683.FP.FTS.B, 17.49%, 7/15/25 7,350 7,402
APP-15129611.FP.FTS.B, 10.49%, 7/16/25 7,779 2,430
APP-14867122.FP.FTS.B, 14.99%, 7/16/25 12,333 12,341
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-14748673.FP.FTS.B, 10.74%, 7/17/25 $ 8,976 $ 9,057
APP-14866669.FP.FTS.B, 17.49%, 7/17/25 8,667 8,670
APP-14522319.FP.FTS.B, 10.24%, 7/20/25 16,970 17,155
APP-14854614.FP.FTS.B, 14.99%, 7/21/25 10,464 10,567
APP-14909153.FP.FTS.B, 16.74%, 7/21/25 19,978 20,055
APP-14957730.FP.FTS.B, 16.99%, 7/21/25 15,207 15,257
APP-14920948.FP.FTS.B, 10.49%, 7/22/25 11,754 11,861
APP-14987575.FP.FTS.B, 19.99%, 7/22/25 10,199 10,173
APP-15015830.FP.FTS.B, 25.49%, 7/22/25 6,555 6,519
APP-15036503.FP.FTS.B, 25.49%, 7/22/25 9,308 9,256
APP-15038725.FP.FTS.B, 23.49%, 7/24/25 6,821 6,783
APP-17010427.FP.FTS.B, 8.74%, 7/25/25 . 9,651 9,737
APP-11741918.FP.FTS.B, 16.49%, 7/25/25 3,990 3,991
APP-14192654.FP.FTS.B, 19.49%, 7/25/25 4,494 4,477
APP-14867189.FP.FTS.B, 17.49%, 7/26/25 9,748 9,812
APP-15050243.FP.FTS.B, 18.99%, 7/26/25 6,338 6,382
APP-14543407.FP.FTS.B, 10.49%, 7/29/25 11,972 12,109
APP-15143633.FP.FTS.B, 10.49%, 7/30/25 10,602 1,267
APP-17491589.FP.FTS.B, 11.49%, 8/03/25 17,888 17,998
APP-15593139.FP.FTS.B, 25.49%, 8/04/25 10,138 9,955
APP-16899367.FP.FTS.B, 25.49%, 8/04/25 6,095 6,072
APP-15235015.FP.FTS.B, 8.74%, 8/05/25 . 11,553 11,615
APP-15602610.FP.FTS.B, 16.49%, 8/05/25 6,629 6,613
APP-15739609.FP.FTS.B, 8.74%, 8/07/25 . 18,143 18,288
APP-17496469.FP.FTS.B, 14.99%, 8/10/25 10,248 10,323
APP-15032228.FP.FTS.B, 23.49%, 8/12/25 6,864 6,780
APP-15025145.FP.FTS.B, 25.49%, 8/12/25 6,818 6,771
APP-15537240.FP.FTS.B, 25.49%, 8/12/25 8,604 8,501
APP-15576269.FP.FTS.B, 25.49%, 8/13/25 9,465 2,086
APP-15715162.FP.FTS.B, 16.74%, 8/14/25 10,370 10,386
APP-15222033.FP.FTS.B, 22.24%, 8/14/25 23,416 8,171
APP-16065337.FP.FTS.B, 23.49%, 8/14/25 8,384 2,995
APP-15259729.FP.FTS.B, 25.49%, 8/14/25 8,355 777
APP-13337231.FP.FTS.B, 8.99%, 8/15/25 . 10,625 10,727
APP-15399078.FP.FTS.B, 20.99%, 8/15/25 33,633 33,656
APP-16002031.FP.FTS.B, 11.49%, 8/19/25 14,041 14,182
APP-10173660.FP.FTS.B, 14.49%, 8/19/25 27,638 28,064
APP-15744848.FP.FTS.B, 25.49%, 8/20/25 8,839 8,780
APP-15705051.FP.FTS.B, 11.74%, 8/21/25 27,776 28,070
APP-14371156.FP.FTS.B, 20.49%, 8/22/25 5,361 5,343
APP-15524582.FP.FTS.B, 10.49%, 8/25/25 9,372 9,479
APP-16072062.FP.FTS.B, 25.49%, 8/26/25 4,409 1,671
APP-16069326.FP.FTS.B, 25.49%, 8/27/25 2,412 2,393
APP-16077556.FP.FTS.B, 14.99%, 8/28/25 26,248 26,549
APP-15532550.FP.FTS.B, 5.99%, 8/30/25 . 2,185 2,198
APP-16638019.FP.FTS.B, 15.24%, 9/13/25 9,247 9,304
APP-16609197.FP.FTS.B, 12.99%, 9/15/25 11,537 11,640
APP-17493794.FP.FTS.B, 19.99%, 9/15/25 7,146 7,090
APP-16928712.FP.FTS.B, 17.99%, 9/17/25 11,567 11,641
APP-16931630.FP.FTS.B, 17.99%, 9/17/25 13,300 13,352
APP-17510658.FP.FTS.B, 16.24%, 9/18/25 10,200 10,263
APP-17058236.FP.FTS.B, 9.74%, 9/19/25 . 10,377 10,486
APP-16725749.FP.FTS.B, 13.99%, 9/20/25 13,437 13,556
APP-13608599.FP.FTS.B, 11.49%, 9/23/25 21,658 21,915
APP-15010755.FP.FTS.B, 25.49%, 9/23/25 16,340 16,183
APP-16554677.FP.FTS.B, 13.24%, 9/25/25 26,459 26,709
APP-10482527.FP.FTS.B, 10.99%,
10/26/25 .......................... 11,000 11,127

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-10846360.FP.FTS.B, 11.49%, 11/30/25 $ 18,622 $ 18,941
APP-11672772.FP.FTS.B, 13.99%, 12/01/25 17,967 18,180
APP-11657253.FP.FTS.B, 16.99%, 12/20/25 32,785 9,899
APP-11733135.FP.FTS.B, 20.99%, 12/22/25 6,416 6,620
APP-08649280.FP.FTS.B, 9.99%, 12/23/25 12,696 12,894
APP-11461331.FP.FTS.B, 8.99%, 12/25/25 18,142 18,395
APP-10224409.FP.FTS.B, 10.24%, 1/04/26 8,349 8,454
APP-11461158.FP.FTS.B, 7.99%, 1/26/26 . 24,066 24,437
APP-11727451.FP.FTS.B, 19.49%, 2/01/26 5,288 5,388
APP-11740312.FP.FTS.B, 20.49%, 2/03/26 12,849 13,152
APP-12270370.FP.FTS.B, 8.99%, 2/04/26 . 31,254 31,662
APP-11693759.FP.FTS.B, 13.99%, 2/05/26 14,611 14,897
APP-11750555.FP.FTS.B, 19.49%, 2/06/26 7,658 7,880
APP-11750277.FP.FTS.B, 20.99%, 2/06/26 5,089 5,207
APP-11872702.FP.FTS.B, 7.99%, 2/20/26 . 14,120 14,335
APP-15727324.FP.FTS.B, 25.49%, 2/20/26 4,230 2,205
APP-11880862.FP.FTS.B, 17.99%, 2/21/26 7,862 8,054
APP-12409087.FP.FTS.B, 7.99%, 3/08/26 . 15,538 15,754
APP-12287223.FP.FTS.B, 19.99%, 3/08/26 11,423 11,701
APP-12410099.FP.FTS.B, 10.24%, 3/15/26 10,505 10,660
APP-12417109.FP.FTS.B, 15.49%, 3/21/26 6,595 6,714
APP-12270589.FP.FTS.B, 10.24%, 3/22/26 11,830 12,022
APP-14057607.FP.FTS.B, 13.99%, 4/30/26 14,187 14,485
APP-14153218.FP.FTS.B, 17.99%, 5/01/26 19,982 20,244
APP-14308214.FP.FTS.B, 17.49%, 5/06/26 9,919 10,072
APP-13754165.FP.FTS.B, 8.34%, 5/16/26 . 23,931 24,276
APP-13539948.FP.FTS.B, 21.74%, 5/18/26 14,621 14,960
APP-12270410.FP.FTS.B, 8.34%, 5/20/26 . 17,616 17,912
APP-13700095.FP.FTS.B, 21.74%, 5/20/26 8,012 7,980
APP-12032996.FP.FTS.B, 12.34%, 5/22/26 8,244 8,379
APP-13485505.FP.FTS.B, 15.74%, 5/22/26 21,752 22,179
APP-11934555.FP.FTS.B, 19.49%, 5/22/26 11,258 11,515
APP-13826786.FP.FTS.B, 16.49%, 6/03/26 8,979 4,762
APP-13823472.FP.FTS.B, 17.24%, 6/03/26 27,709 28,089
APP-14175261.FP.FTS.B, 20.49%, 6/05/26 22,997 23,393
APP-14058279.FP.FTS.B, 21.74%, 6/10/26 15,098 15,319
APP-14297747.FP.FTS.B, 22.99%, 6/12/26 7,447 7,555
APP-14338698.FP.FTS.B, 14.74%, 6/13/26 33,400 17,826
APP-14057255.FP.FTS.B, 12.34%, 6/15/26 9,766 9,917
APP-14222736.FP.FTS.B, 12.84%, 6/15/26 13,403 13,596
APP-14174847.FP.FTS.B, 16.49%, 6/15/26 8,515 8,513
APP-14058114.FP.FTS.B, 16.99%, 6/15/26 13,726 13,928
APP-14057971.FP.FTS.B, 17.99%, 6/15/26 10,842 11,065
APP-14331555.FP.FTS.B, 20.49%, 6/15/26 6,587 642
APP-14185776.FP.FTS.B, 18.49%, 6/16/26 9,456 9,621
APP-14085492.FP.FTS.B, 9.84%, 6/17/26 . 21,850 22,188
APP-14181485.FP.FTS.B, 11.34%, 6/17/26 35,025 35,574
APP-14057334.FP.FTS.B, 17.49%, 6/18/26 16,728 17,034
APP-14192027.FP.FTS.B, 9.84%, 6/19/26 . 21,310 21,657
APP-07740556.FP.FTS.B, 12.59%, 6/19/26 17,573 17,867
APP-13767318.FP.FTS.B, 13.34%, 6/19/26 30,105 30,610
APP-13963648.FP.FTS.B, 17.24%, 6/19/26 23,591 24,033
APP-13768424.FP.FTS.B, 17.49%, 6/19/26 18,624 18,983
APP-14057973.FP.FTS.B, 17.99%, 6/19/26 13,553 13,717
APP-14214629.FP.FTS.B, 10.34%, 6/20/26 20,328 20,641
APP-14193365.FP.FTS.B, 21.49%, 6/20/26 13,493 13,778
APP-14178499.FP.FTS.B, 26.49%, 6/21/26 5,756 5,882
APP-15602395.FP.FTS.B, 17.24%, 6/24/26 16,430 16,713
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-14329001.FP.FTS.B, 23.49%, 6/24/26 $ 5,679 $ 5,808
APP-14280430.FP.FTS.B, 20.49%, 6/25/26 13,411 13,684
APP-15479960.FP.FTS.B, 24.74%, 6/29/26 8,008 8,180
APP-15673409.FP.FTS.B, 17.24%, 7/01/26 6,098 6,164
APP-14548332.FP.FTS.B, 16.49%, 7/05/26 19,118 19,366
APP-16068283.FP.FTS.B, 20.74%, 7/05/26 19,513 19,692
APP-15676938.FP.FTS.B, 14.49%, 7/06/26 7,467 7,564
APP-14801281.FP.FTS.B, 14.99%, 7/08/26 11,499 11,656
APP-14689091.FP.FTS.B, 17.49%, 7/09/26 3,110 3,097
APP-14943051.FP.FTS.B, 17.99%, 7/09/26 15,479 8,735
APP-14522661.FP.FTS.B, 15.99%, 7/10/26 19,687 19,945
APP-16070360.FP.FTS.B, 20.74%, 7/10/26 32,426 32,825
APP-15869429.FP.FTS.B, 21.99%, 7/10/26 6,951 7,036
APP-15045798.FP.FTS.B, 17.74%, 7/12/26 30,881 17,414
APP-15054747.FP.FTS.B, 21.49%, 7/12/26 19,877 20,176
APP-16085008.FP.FTS.B, 18.49%, 7/14/26 14,487 14,665
APP-14920803.FP.FTS.B, 16.99%, 7/15/26 11,591 11,770
APP-14921360.FP.FTS.B, 16.99%, 7/15/26 10,686 10,850
APP-14865932.FP.FTS.B, 17.49%, 7/15/26 20,099 20,389
APP-11443413.FP.FTS.B, 10.59%, 7/17/26 26,304 26,700
APP-14689124.FP.FTS.B, 10.99%, 7/17/26 13,632 13,840
APP-14882473.FP.FTS.B, 12.99%, 7/17/26 29,886 30,306
APP-14688569.FP.FTS.B, 17.74%, 7/17/26 26,695 27,106
APP-14176550.FP.FTS.B, 10.34%, 7/18/26 22,511 22,850
APP-14816252.FP.FTS.B, 10.74%, 7/18/26 15,528 15,767
APP-14688717.FP.FTS.B, 10.99%, 7/18/26 9,129 9,271
APP-14870900.FP.FTS.B, 17.49%, 7/19/26 14,751 15,004
APP-14905708.FP.FTS.B, 16.99%, 7/20/26 9,324 9,486
APP-14820629.FP.FTS.B, 17.24%, 7/20/26 29,881 30,378
APP-15020361.FP.FTS.B, 26.49%, 7/20/26 6,446 580
APP-14902088.FP.FTS.B, 11.24%, 7/22/26 11,328 11,506
APP-14865904.FP.FTS.B, 15.74%, 7/23/26 28,986 29,503
APP-14980679.FP.FTS.B, 17.99%, 7/23/26 4,768 1,850
APP-14964964.FP.FTS.B, 18.99%, 7/23/26 19,442 19,813
APP-13767438.FP.FTS.B, 10.74%, 7/25/26 25,115 25,518
APP-15048537.FP.FTS.B, 20.99%, 7/25/26 19,076 19,432
APP-13608775.FP.FTS.B, 13.49%, 7/26/26 21,603 6,385
APP-17114653.FP.FTS.B, 18.74%, 8/01/26 6,193 6,227
APP-17112981.FP.FTS.B, 10.74%, 8/03/26 12,624 12,758
APP-16811535.FP.FTS.B, 21.74%, 8/03/26 31,616 31,845
APP-17117415.FP.FTS.B, 11.24%, 8/06/26 22,067 22,344
APP-17510305.FP.FTS.B, 18.49%, 8/07/26 19,066 19,244
APP-15589148.FP.FTS.B, 14.49%, 8/08/26 7,915 8,030
APP-10219598.FP.FTS.B, 15.49%, 8/11/26 10,467 10,740
APP-15594842.FP.FTS.B, 17.24%, 8/12/26 15,282 15,488
APP-16036383.FP.FTS.B, 20.24%, 8/13/26 9,220 9,349
APP-15327014.FP.FTS.B, 9.24%, 8/14/26 . 24,892 25,291
APP-15585646.FP.FTS.B, 9.49%, 8/14/26 . 10,070 10,223
APP-15594751.FP.FTS.B, 10.74%, 8/14/26 23,278 23,640
APP-15585110.FP.FTS.B, 11.49%, 8/14/26 13,701 13,917
APP-16050065.FP.FTS.B, 23.99%, 8/14/26 6,261 6,324
APP-15449600.FP.FTS.B, 20.74%, 8/15/26 19,184 19,442
APP-15763520.FP.FTS.B, 20.74%, 8/15/26 20,116 20,387
APP-15526039.FP.FTS.B, 21.74%, 8/15/26 10,930 11,069
APP-15529270.FP.FTS.B, 24.74%, 8/15/26 1,878 1,860
APP-16072518.FP.FTS.B, 12.49%, 8/16/26 37,005 37,523
APP-10235724.FP.FTS.B, 15.49%, 8/20/26 14,361 14,446
APP-15493477.FP.FTS.B, 16.74%, 8/20/26 14,457 14,706

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-15602180.FP.FTS.B, 18.74%, 8/20/26 $ 12,018 $ 12,237
APP-15747887.FP.FTS.B, 18.74%, 8/20/26 4,142 4,144
APP-15743821.FP.FTS.B, 26.49%, 8/20/26 8,847 8,992
APP-15757972.FP.FTS.B, 18.24%, 8/21/26 11,954 12,170
APP-15750146.FP.FTS.B, 19.24%, 8/21/26 9,294 9,456
APP-15467456.FP.FTS.B, 26.49%, 8/21/26 8,508 8,657
APP-15025202.FP.FTS.B, 23.74%, 8/22/26 14,703 14,827
APP-13200176.FP.FTS.B, 16.49%, 8/24/26 10,327 10,503
APP-12414817.FP.FTS.B, 15.24%, 8/26/26 14,740 14,989
APP-12674952.FP.FTS.B, 15.24%, 8/26/26 12,377 12,507
APP-16078255.FP.FTS.B, 19.24%, 8/26/26 20,504 20,880
APP-16046150.FP.FTS.B, 21.74%, 8/26/26 4,339 2,061
APP-16051271.FP.FTS.B, 21.74%, 8/27/26 12,023 12,223
APP-15951898.FP.FTS.B, 16.49%, 8/28/26 23,419 23,734
APP-15872992.FP.FTS.B, 19.24%, 8/28/26 14,790 15,075
APP-16947974.FP.FTS.B, 13.24%, 9/06/26 13,668 13,816
APP-17143594.FP.FTS.B, 9.99%, 9/07/26 . 11,804 11,955
APP-17156366.FP.FTS.B, 11.24%, 9/07/26 17,189 17,380
APP-16728029.FP.FTS.B, 26.49%, 9/09/26 6,495 6,532
APP-15043711.FP.FTS.B, 26.49%, 9/12/26 8,819 701
APP-17115080.FP.FTS.B, 15.24%, 9/13/26 8,636 8,743
APP-15872822.FP.FTS.B, 19.24%, 9/15/26 10,126 10,226
APP-16681815.FP.FTS.B, 8.24%, 9/16/26 . 19,562 19,840
APP-14329008.FP.FTS.B, 19.49%, 9/17/26 20,272 20,386
APP-16637553.FP.FTS.B, 24.49%, 9/17/26 8,092 8,138
APP-16640720.FP.FTS.B, 9.99%, 9/18/26 . 37,565 38,122
APP-16637870.FP.FTS.B, 12.49%, 9/18/26 12,174 12,359
APP-17100593.FP.FTS.B, 9.49%, 9/20/26 . 14,941 15,167
APP-17124398.FP.FTS.B, 9.74%, 9/20/26 . 37,527 38,096
APP-16119643.FP.FTS.B, 12.24%, 9/20/26 22,598 22,958
APP-17439783.FP.FTS.B, 10.74%, 9/25/26 4,523 4,593
APP-17331723.FP.FTS.B, 16.99%, 9/25/26 20,586 20,843
APP-15458893.FP.FTS.B, 20.74%,
10/15/26 .......................... 19,414 1,879
APP-16067938.FP.FTS.B, 18.74%,
10/24/26 .......................... 19,453 1,944
APP-10745954.FP.FTS.B, 12.74%, 11/30/26 25,408 25,921
APP-11742538.FP.FTS.B, 16.49%, 12/15/26 18,692 19,004
APP-11603796.FP.FTS.B, 20.99%, 12/15/26 11,157 11,542
APP-11741994.FP.FTS.B, 18.99%, 12/16/26 12,430 12,734
APP-11695022.FP.FTS.B, 16.49%, 12/17/26 17,483 17,806
APP-11737893.FP.FTS.B, 25.49%, 12/18/26 8,247 8,493
APP-11743333.FP.FTS.B, 16.49%, 12/19/26 10,834 11,033
APP-11694428.FP.FTS.B, 14.49%, 12/22/26 6,657 6,770
APP-11742165.FP.FTS.B, 18.49%, 12/22/26 8,798 9,043
APP-11739845.FP.FTS.B, 19.99%, 12/22/26 9,947 10,272
APP-11751120.FP.FTS.B, 8.99%, 12/23/26 27,225 27,697
APP-11694004.FP.FTS.B, 11.74%, 12/23/26 34,701 35,298
APP-11749943.FP.FTS.B, 18.49%, 12/23/26 10,599 1,201
APP-11708423.FP.FTS.B, 20.99%, 12/23/26 26,864 27,675
APP-11743539.FP.FTS.B, 21.74%, 12/23/26 18,744 19,388
APP-11752109.FP.FTS.B, 22.49%, 12/23/26 8,213 8,398
APP-10229823.FP.FTS.B, 25.49%,
12/26/26 .......................... 7,613 7,858
APP-11940969.FP.FTS.B, 13.99%, 1/05/27 12,692 12,699
APP-11890774.FP.FTS.B, 8.99%, 1/06/27 . 27,930 28,336
APP-11920032.FP.FTS.B, 19.99%, 1/07/27 18,838 19,223
APP-11939491.FP.FTS.B, 15.49%, 1/08/27 11,342 11,556
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-11795112.FP.FTS.B, 19.99%, 1/08/27 $ 11,186 $ 11,381
APP-11929275.FP.FTS.B, 19.99%, 1/08/27 7,531 7,672
APP-12270584.FP.FTS.B, 10.49%, 1/25/27 5,172 3,523
APP-11749683.FP.FTS.B, 16.74%, 1/25/27 20,261 20,740
APP-11704729.FP.FTS.B, 16.99%, 1/25/27 14,369 14,647
APP-11752310.FP.FTS.B, 25.49%, 1/28/27 1,094 1,091
APP-12268807.FP.FTS.B, 10.99%, 2/01/27 19,309 19,561
APP-11022562.FP.FTS.B, 11.74%, 2/01/27 6,887 6,968
APP-12396734.FP.FTS.B, 11.74%, 2/03/27 36,349 36,837
APP-11732843.FP.FTS.B, 14.74%, 2/03/27 36,160 36,785
APP-11712261.FP.FTS.B, 18.49%, 2/03/27 11,730 11,900
APP-11745377.FP.FTS.B, 21.49%, 2/04/27 12,184 12,402
APP-11612708.FP.FTS.B, 22.99%, 2/04/27 12,434 12,684
APP-11752870.FP.FTS.B, 16.49%, 2/05/27 8,946 9,103
APP-12293217.FP.FTS.B, 17.49%, 2/05/27 18,877 19,170
APP-11742593.FP.FTS.B, 17.99%, 2/05/27 7,553 7,690
APP-11703116.FP.FTS.B, 19.49%, 2/05/27 9,143 9,310
APP-11799159.FP.FTS.B, 11.49%, 2/15/27 11,633 11,821
APP-11922307.FP.FTS.B, 20.49%, 2/15/27 9,131 9,327
APP-11919163.FP.FTS.B, 10.99%, 2/17/27 19,742 20,063
APP-11904406.FP.FTS.B, 11.24%, 2/19/27 13,632 13,860
APP-11942494.FP.FTS.B, 18.99%, 2/19/27 14,328 14,637
APP-11940530.FP.FTS.B, 13.49%, 2/20/27 13,501 13,741
APP-11942190.FP.FTS.B, 18.49%, 2/20/27 9,596 9,807
APP-11509327.FP.FTS.B, 18.99%, 2/20/27 24,073 24,623
APP-11923837.FP.FTS.B, 19.74%, 2/20/27 31,587 32,148
APP-11944817.FP.FTS.B, 20.49%, 2/20/27 4,545 4,521
APP-11810142.FP.FTS.B, 10.99%, 2/21/27 17,911 18,237
APP-11937475.FP.FTS.B, 16.49%, 2/21/27 18,744 19,164
APP-11928189.FP.FTS.B, 18.49%, 2/21/27 3,972 2,808
APP-11939575.FP.FTS.B, 22.49%, 2/21/27 6,987 7,172
APP-11927887.FP.FTS.B, 9.24%, 2/22/27 . 8,926 9,086
APP-11861145.FP.FTS.B, 13.24%, 2/22/27 15,097 15,343
APP-11941579.FP.FTS.B, 16.49%, 2/22/27 14,779 15,009
APP-11872292.FP.FTS.B, 19.99%, 2/22/27 10,693 10,962
APP-15432708.FP.FTS.B, 24.74%, 3/05/27 6,943 407
APP-12361627.FP.FTS.B, 8.99%, 3/07/27 . 17,863 18,127
APP-12232977.FP.FTS.B, 14.74%, 3/07/27 37,164 37,722
APP-12389833.FP.FTS.B, 16.49%, 3/07/27 9,020 9,174
APP-12183710.FP.FTS.B, 22.99%, 3/07/27 3,496 3,483
APP-12410874.FP.FTS.B, 10.99%, 3/08/27 18,128 18,398
APP-12418857.FP.FTS.B, 11.24%, 3/08/27 10,170 10,321
APP-12405015.FP.FTS.B, 13.24%, 3/08/27 14,949 15,174
APP-12415944.FP.FTS.B, 13.24%, 3/08/27 18,876 19,224
APP-12412062.FP.FTS.B, 16.49%, 3/08/27 20,310 20,620
APP-12416735.FP.FTS.B, 11.24%, 3/15/27 9,494 9,648
APP-12032886.FP.FTS.B, 16.99%, 3/16/27 8,099 8,244
APP-12384050.FP.FTS.B, 13.74%, 3/17/27 20,271 20,615
APP-12397582.FP.FTS.B, 19.99%, 3/18/27 19,901 20,167
APP-12408565.FP.FTS.B, 17.99%, 3/19/27 17,741 18,095
APP-12270281.FP.FTS.B, 10.99%, 3/20/27 14,815 15,070
APP-11947650.FP.FTS.B, 15.49%, 3/20/27 12,063 12,300
APP-12270508.FP.FTS.B, 8.99%, 3/21/27 . 13,212 13,351
APP-11694093.FP.FTS.B, 13.49%, 3/21/27 14,146 14,404
APP-12402081.FP.FTS.B, 18.49%, 3/21/27 22,059 22,535
APP-11940575.FP.FTS.B, 25.49%, 3/21/27 7,000 7,179
APP-12412441.FP.FTS.B, 11.24%, 3/22/27 29,262 29,789
APP-12412264.FP.FTS.B, 19.99%, 3/22/27 10,908 11,152

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-13642414.FP.FTS.B, 17.99%, 4/11/27 $ 21,047 $ 4,143
APP-11877626.FP.FTS.B, 13.59%, 4/14/27 30,679 31,141
APP-13682302.FP.FTS.B, 18.49%, 4/15/27 8,098 8,225
APP-13824171.FP.FTS.B, 20.24%, 4/15/27 31,065 31,287
APP-13744711.FP.FTS.B, 26.49%, 4/15/27 6,943 2,443
APP-12119826.FP.FTS.B, 12.09%, 4/16/27 37,825 38,328
APP-13846094.FP.FTS.B, 19.49%, 4/16/27 6,128 1,914
APP-13767273.FP.FTS.B, 11.59%, 4/18/27 12,550 12,732
APP-13929153.FP.FTS.B, 9.59%, 4/20/27 . 10,200 10,352
APP-11878337.FP.FTS.B, 11.24%, 4/21/27 9,897 2,782
APP-14057284.FP.FTS.B, 13.59%, 4/23/27 30,023 30,436
APP-13920277.FP.FTS.B, 17.99%, 4/24/27 17,876 5,616
APP-13899643.FP.FTS.B, 12.09%, 4/28/27 37,517 38,084
APP-14059320.FP.FTS.B, 16.99%, 4/30/27 20,828 4,026
APP-14099769.FP.FTS.B, 20.49%, 4/30/27 15,871 16,245
APP-14199304.FP.FTS.B, 13.59%, 5/01/27 27,286 27,612
APP-14146465.FP.FTS.B, 17.99%, 5/01/27 2,849 2,856
APP-14187476.FP.FTS.B, 17.99%, 5/01/27 21,302 21,490
APP-14176600.FP.FTS.B, 22.99%, 5/01/27 9,325 9,376
APP-14087177.FP.FTS.B, 18.99%, 5/02/27 14,007 4,612
APP-14289803.FP.FTS.B, 22.49%, 5/02/27 7,706 7,750
APP-14041540.FP.FTS.B, 11.59%, 5/03/27 16,253 16,464
APP-14129708.FP.FTS.B, 11.34%, 5/05/27 26,029 26,394
APP-14179808.FP.FTS.B, 17.99%, 5/05/27 22,409 22,653
APP-14172338.FP.FTS.B, 18.49%, 5/05/27 10,325 10,378
APP-14163190.FP.FTS.B, 18.74%, 5/05/27 27,119 27,149
APP-13965445.FP.FTS.B, 20.24%, 5/08/27 16,663 5,613
APP-14263477.FP.FTS.B, 21.99%, 5/10/27 14,685 14,835
APP-13484916.FP.FTS.B, 14.99%, 5/12/27 16,315 16,558
APP-14330285.FP.FTS.B, 11.74%, 5/13/27 20,497 20,781
APP-13720484.FP.FTS.B, 11.34%, 5/15/27 30,275 30,712
APP-13483981.FP.FTS.B, 16.99%, 5/15/27 9,942 10,086
APP-13485148.FP.FTS.B, 18.49%, 5/15/27 23,866 24,209
APP-13694672.FP.FTS.B, 24.99%, 5/15/27 24,558 24,845
APP-13725984.FP.FTS.B, 13.59%, 5/17/27 23,454 23,805
APP-13302047.FP.FTS.B, 13.74%, 5/17/27 8,227 8,350
APP-13417402.FP.FTS.B, 17.99%, 5/18/27 11,713 11,889
APP-12287013.FP.FTS.B, 18.24%, 5/18/27 25,502 25,867
APP-13849753.FP.FTS.B, 9.34%, 5/20/27 . 23,911 24,269
APP-13484281.FP.FTS.B, 11.34%, 5/20/27 7,132 7,159
APP-13800465.FP.FTS.B, 18.49%, 5/20/27 9,474 9,617
APP-13529032.FP.FTS.B, 18.74%, 5/20/27 27,997 28,484
APP-13705972.FP.FTS.B, 26.49%, 5/20/27 8,502 8,575
APP-13542298.FP.FTS.B, 11.34%, 5/21/27 19,530 19,883
APP-13811007.FP.FTS.B, 11.34%, 5/21/27 19,926 20,229
APP-13848454.FP.FTS.B, 16.09%, 5/21/27 8,912 9,048
APP-13767415.FP.FTS.B, 19.49%, 5/21/27 15,222 15,458
APP-13826410.FP.FTS.B, 20.49%, 5/21/27 16,414 16,626
APP-13838022.FP.FTS.B, 22.49%, 5/21/27 6,458 6,556
APP-13660286.FP.FTS.B, 22.99%, 5/21/27 7,824 7,980
APP-13840262.FP.FTS.B, 23.49%, 5/21/27 10,143 10,295
APP-11743712.FP.FTS.B, 21.49%, 5/22/27 12,502 12,621
APP-13921670.FP.FTS.B, 18.49%, 5/24/27 2,403 2,403
APP-13628676.FP.FTS.B, 16.99%, 5/27/27 9,861 10,056
APP-13485109.FP.FTS.B, 20.49%, 5/27/27 9,703 9,899
APP-13724215.FP.FTS.B, 10.09%, 5/28/27 36,054 36,692
APP-13751462.FP.FTS.B, 11.59%, 5/28/27 28,886 29,411
APP-13574037.FP.FTS.B, 15.24%, 5/28/27 36,190 36,834
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-13628755.FP.FTS.B, 19.49%, 5/28/27 $ 8,466 $ 8,642
APP-13521024.FP.FTS.B, 20.99%, 5/28/27 12,990 13,263
APP-13696300.FP.FTS.B, 13.84%, 5/29/27 11,625 11,848
APP-13932583.FP.FTS.B, 15.49%, 5/30/27 4,958 4,950
APP-13836108.FP.FTS.B, 13.59%, 5/31/27 31,452 31,890
APP-13852222.FP.FTS.B, 26.49%, 5/31/27 7,793 7,902
APP-14965459.FP.FTS.B, 17.24%, 6/01/27 24,182 24,406
APP-15037607.FP.FTS.B, 20.99%, 6/01/27 9,249 9,269
APP-13623936.FP.FTS.B, 9.34%, 6/03/27 . 30,646 31,086
APP-13816811.FP.FTS.B, 18.99%, 6/03/27 16,277 16,416
APP-14795053.FP.FTS.B, 26.99%, 6/03/27 7,555 7,507
APP-13628843.FP.FTS.B, 16.99%, 6/04/27 10,158 10,286
APP-14688354.FP.FTS.B, 17.49%, 6/04/27 20,813 21,038
APP-15009891.FP.FTS.B, 20.74%, 6/05/27 25,613 25,680
APP-13965578.FP.FTS.B, 22.49%, 6/05/27 2,535 2,497
APP-14190918.FP.FTS.B, 9.59%, 6/06/27 . 5,939 5,966
APP-14191584.FP.FTS.B, 11.34%, 6/06/27 28,849 29,278
APP-14200239.FP.FTS.B, 11.34%, 6/06/27 30,547 30,970
APP-14177752.FP.FTS.B, 11.59%, 6/06/27 20,016 20,268
APP-14165096.FP.FTS.B, 14.74%, 6/06/27 23,756 24,078
APP-14192451.FP.FTS.B, 17.99%, 6/06/27 23,628 23,827
APP-14083608.FP.FTS.B, 20.49%, 6/06/27 9,377 9,322
APP-14192777.FP.FTS.B, 20.49%, 6/06/27 12,726 2,647
APP-13961157.FP.FTS.B, 12.09%, 6/07/27 38,111 38,610
APP-14225512.FP.FTS.B, 20.49%, 6/07/27 8,104 8,177
APP-14212766.FP.FTS.B, 26.49%, 6/07/27 3,360 3,290
APP-14925385.FP.FTS.B, 15.49%, 6/10/27 12,133 12,272
APP-13914635.FP.FTS.B, 20.99%, 6/10/27 16,315 16,444
APP-15045243.FP.FTS.B, 21.49%, 6/10/27 16,048 16,137
APP-14179267.FP.FTS.B, 17.24%, 6/11/27 38,736 39,266
APP-14197185.FP.FTS.B, 20.49%, 6/12/27 17,854 2,017
APP-14221142.FP.FTS.B, 24.24%, 6/12/27 19,764 12,433
APP-14324970.FP.FTS.B, 24.74%, 6/12/27 11,700 11,840
APP-14189919.FP.FTS.B, 20.49%, 6/13/27 12,906 13,025
APP-14176860.FP.FTS.B, 20.24%, 6/15/27 24,505 24,790
APP-14227617.FP.FTS.B, 20.99%, 6/15/27 8,156 8,235
APP-14197537.FP.FTS.B, 22.99%, 6/15/27 8,785 2,976
APP-14219059.FP.FTS.B, 11.34%, 6/16/27 15,484 15,714
APP-15597460.FP.FTS.B, 16.49%, 6/16/27 25,301 25,561
APP-14301553.FP.FTS.B, 22.49%, 6/16/27 14,958 15,117
APP-14046117.FP.FTS.B, 9.59%, 6/17/27 . 12,511 12,708
APP-14151947.FP.FTS.B, 10.84%, 6/17/27 23,194 23,566
APP-14138938.FP.FTS.B, 11.59%, 6/17/27 13,040 13,251
APP-14194032.FP.FTS.B, 13.59%, 6/17/27 21,281 2,431
APP-14104736.FP.FTS.B, 15.49%, 6/17/27 3,567 3,565
APP-14188906.FP.FTS.B, 16.99%, 6/17/27 16,062 16,326
APP-14160914.FP.FTS.B, 20.99%, 6/17/27 15,071 15,252
APP-14200894.FP.FTS.B, 23.49%, 6/17/27 11,245 11,370
APP-14243912.FP.FTS.B, 26.49%, 6/17/27 7,199 7,248
APP-14301044.FP.FTS.B, 26.49%, 6/17/27 7,795 7,822
APP-14057201.FP.FTS.B, 15.99%, 6/18/27 9,600 9,737
APP-13986857.FP.FTS.B, 20.49%, 6/18/27 12,314 12,482
APP-14108165.FP.FTS.B, 20.49%, 6/18/27 14,953 15,122
APP-14152014.FP.FTS.B, 20.49%, 6/18/27 8,589 8,703
APP-14181527.FP.FTS.B, 22.49%, 6/18/27 13,311 1,327
APP-14066107.FP.FTS.B, 9.34%, 6/19/27 . 30,647 31,142
APP-14157257.FP.FTS.B, 11.34%, 6/19/27 15,818 16,077
APP-14170154.FP.FTS.B, 11.59%, 6/19/27 9,332 9,488

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-14165192.FP.FTS.B, 17.99%, 6/19/27 $ 15,806 $ 16,042
APP-14159215.FP.FTS.B, 18.49%, 6/19/27 9,355 9,501
APP-14191093.FP.FTS.B, 18.99%, 6/19/27 16,277 16,515
APP-14195378.FP.FTS.B, 19.49%, 6/19/27 23,023 23,409
APP-14025039.FP.FTS.B, 20.49%, 6/19/27 10,672 10,810
APP-14034800.FP.FTS.B, 22.24%, 6/19/27 16,527 16,697
APP-14326267.FP.FTS.B, 23.74%, 6/19/27 25,867 25,931
APP-14194801.FP.FTS.B, 11.34%, 6/20/27 15,534 15,798
APP-14202174.FP.FTS.B, 11.59%, 6/20/27 10,114 10,286
APP-14202404.FP.FTS.B, 12.09%, 6/20/27 39,025 39,696
APP-14077334.FP.FTS.B, 13.59%, 6/20/27 22,930 23,302
APP-14188625.FP.FTS.B, 13.59%, 6/20/27 15,735 15,987
APP-14162980.FP.FTS.B, 16.74%, 6/20/27 30,468 30,791
APP-14057492.FP.FTS.B, 16.99%, 6/20/27 11,860 11,990
APP-14066475.FP.FTS.B, 17.99%, 6/20/27 22,646 4,577
APP-14194952.FP.FTS.B, 17.99%, 6/20/27 16,218 16,430
APP-14198467.FP.FTS.B, 18.99%, 6/20/27 21,705 21,922
APP-14221223.FP.FTS.B, 19.24%, 6/20/27 39,752 40,230
APP-14172834.FP.FTS.B, 20.99%, 6/20/27 9,457 9,586
APP-14159440.FP.FTS.B, 21.99%, 6/20/27 12,932 13,118
APP-14195756.FP.FTS.B, 22.49%, 6/20/27 13,253 13,424
APP-14199815.FP.FTS.B, 22.49%, 6/20/27 9,280 9,388
APP-08640096.FP.FTS.B, 11.34%, 6/21/27 21,732 22,086
APP-14317227.FP.FTS.B, 20.74%, 6/21/27 33,410 3,468
APP-14278564.FP.FTS.B, 20.49%, 6/24/27 10,254 10,411
APP-14292674.FP.FTS.B, 21.99%, 6/25/27 14,239 14,461
APP-14215379.FP.FTS.B, 17.49%, 6/26/27 14,434 14,704
APP-14178588.FP.FTS.B, 22.99%, 6/26/27 1,483 1,475
APP-13787332.FP.FTS.B, 11.34%, 6/27/27 19,806 20,158
APP-14178884.FP.FTS.B, 17.49%, 6/27/27 8,005 8,035
APP-14335800.FP.FTS.B, 19.99%, 6/27/27 12,072 12,290
APP-14341730.FP.FTS.B, 20.99%, 6/27/27 11,948 12,153
APP-13695730.FP.FTS.B, 26.49%, 6/28/27 6,287 6,396
APP-15557986.FP.FTS.B, 10.99%, 6/30/27 33,543 34,098
APP-15748724.FP.FTS.B, 12.49%, 7/01/27 19,268 19,476
APP-15753390.FP.FTS.B, 26.99%, 7/01/27 8,668 8,703
APP-15425472.FP.FTS.B, 18.99%, 7/02/27 25,659 25,788
APP-15635946.FP.FTS.B, 24.74%, 7/03/27 13,793 13,850
APP-15718781.FP.FTS.B, 26.74%, 7/03/27 3,406 3,323
APP-15653357.FP.FTS.B, 21.24%, 7/04/27 6,707 6,746
APP-14883847.FP.FTS.B, 17.24%, 7/06/27 6,076 6,152
APP-15716454.FP.FTS.B, 20.24%, 7/06/27 1,567 1,545
APP-14197811.FP.FTS.B, 20.49%, 7/06/27 16,103 16,241
APP-15556990.FP.FTS.B, 21.24%, 7/06/27 8,384 8,441
APP-14902078.FP.FTS.B, 11.74%, 7/07/27 19,257 19,506
APP-14904704.FP.FTS.B, 13.99%, 7/07/27 30,298 30,659
APP-14911217.FP.FTS.B, 13.99%, 7/07/27 19,328 19,594
APP-15744265.FP.FTS.B, 14.49%, 7/07/27 8,347 8,360
APP-14143499.FP.FTS.B, 17.24%, 7/07/27 27,004 27,192
APP-14923950.FP.FTS.B, 13.74%, 7/08/27 10,328 10,465
APP-14844069.FP.FTS.B, 16.49%, 7/08/27 22,910 23,180
APP-14917832.FP.FTS.B, 16.49%, 7/08/27 4,417 4,371
APP-14923618.FP.FTS.B, 16.49%, 7/08/27 12,903 1,386
APP-14840263.FP.FTS.B, 17.49%, 7/08/27 21,804 22,078
APP-14994439.FP.FTS.B, 19.99%, 7/10/27 14,935 15,123
APP-15007157.FP.FTS.B, 20.99%, 7/11/27 9,889 9,951
APP-14868239.FP.FTS.B, 11.99%, 7/12/27 9,568 9,704
APP-14709072.FP.FTS.B, 17.49%, 7/12/27 16,726 16,944
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-15039779.FP.FTS.B, 17.49%, 7/12/27 $ 18,417 $ 5,302
APP-15023218.FP.FTS.B, 23.99%, 7/12/27 22,895 14,273
APP-15042638.FP.FTS.B, 26.99%, 7/12/27 8,466 8,503
APP-16045778.FP.FTS.B, 22.49%, 7/13/27 9,334 914
APP-14930206.FP.FTS.B, 14.49%, 7/14/27 9,122 9,259
APP-14689546.FP.FTS.B, 11.74%, 7/15/27 22,666 23,004
APP-14818480.FP.FTS.B, 11.74%, 7/15/27 31,626 32,099
APP-14821859.FP.FTS.B, 11.74%, 7/15/27 16,267 16,508
APP-14914496.FP.FTS.B, 11.74%, 7/15/27 31,626 32,100
APP-15114820.FP.FTS.B, 11.74%, 7/15/27 15,757 15,974
APP-13767685.FP.FTS.B, 11.99%, 7/15/27 17,764 2,290
APP-14996949.FP.FTS.B, 11.99%, 7/15/27 11,234 11,377
APP-15137192.FP.FTS.B, 11.99%, 7/15/27 13,882 14,073
APP-14128298.FP.FTS.B, 23.99%, 7/15/27 12,825 12,854
APP-15039028.FP.FTS.B, 22.99%, 7/16/27 6,685 6,729
APP-14843307.FP.FTS.B, 11.99%, 7/17/27 11,889 12,074
APP-14866235.FP.FTS.B, 12.74%, 7/17/27 39,260 39,795
APP-14906097.FP.FTS.B, 16.74%, 7/18/27 39,107 39,585
APP-14882502.FP.FTS.B, 11.74%, 7/19/27 19,012 19,318
APP-14811744.FP.FTS.B, 13.99%, 7/19/27 28,098 28,551
APP-14688586.FP.FTS.B, 17.49%, 7/19/27 22,029 22,384
APP-14174912.FP.FTS.B, 22.99%, 7/19/27 26,315 26,685
APP-14160424.FP.FTS.B, 23.99%, 7/19/27 14,452 14,661
APP-14057681.FP.FTS.B, 11.99%, 7/20/27 9,581 9,739
APP-13547748.FP.FTS.B, 12.09%, 7/20/27 40,591 41,268
APP-14766983.FP.FTS.B, 13.99%, 7/20/27 32,130 32,659
APP-14859116.FP.FTS.B, 13.99%, 7/20/27 5,145 5,154
APP-14911982.FP.FTS.B, 15.99%, 7/20/27 15,482 15,748
APP-14902830.FP.FTS.B, 16.24%, 7/20/27 32,550 32,959
APP-15056862.FP.FTS.B, 22.99%, 7/20/27 16,780 16,897
APP-14688432.FP.FTS.B, 9.99%, 7/21/27 . 9,810 9,968
APP-14865961.FP.FTS.B, 11.74%, 7/21/27 28,385 28,860
APP-14937680.FP.FTS.B, 11.99%, 7/21/27 13,318 13,529
APP-14938376.FP.FTS.B, 11.99%, 7/21/27 11,913 12,113
APP-14881643.FP.FTS.B, 17.49%, 7/21/27 17,796 18,099
APP-14877061.FP.FTS.B, 9.99%, 7/22/27 . 12,953 13,166
APP-14728435.FP.FTS.B, 11.99%, 7/22/27 10,328 10,505
APP-15030718.FP.FTS.B, 18.24%, 7/22/27 33,145 33,547
APP-16899204.FP.FTS.B, 16.24%, 7/23/27 24,415 24,697
APP-14529813.FP.FTS.B, 18.24%, 7/23/27 31,295 31,756
APP-14859157.FP.FTS.B, 19.24%, 7/24/27 33,151 33,639
APP-15024147.FP.FTS.B, 22.99%, 7/25/27 6,404 2,138
APP-14314279.FP.FTS.B, 23.49%, 7/25/27 6,428 6,507
APP-15048932.FP.FTS.B, 11.99%, 7/26/27 13,493 13,720
APP-14346063.FP.FTS.B, 18.49%, 7/27/27 20,631 20,959
APP-15053109.FP.FTS.B, 11.74%, 7/29/27 15,858 16,141
APP-16318783.FP.FTS.B, 18.99%, 7/30/27 15,225 15,445
APP-14191366.FP.FTS.B, 22.49%, 7/31/27 14,513 1,374
APP-15578753.FP.FTS.B, 11.74%, 8/01/27 24,063 24,350
APP-15576948.FP.FTS.B, 12.24%, 8/01/27 28,157 28,493
APP-16690743.FP.FTS.B, 18.49%, 8/01/27 6,715 6,784
APP-15361603.FP.FTS.B, 19.74%, 8/01/27 15,146 15,204
APP-15584134.FP.FTS.B, 12.99%, 8/03/27 21,263 21,510
APP-16724945.FP.FTS.B, 13.99%, 8/03/27 42,191 21,465
APP-16827842.FP.FTS.B, 16.24%, 8/03/27 19,951 20,192
APP-16934495.FP.FTS.B, 13.99%, 8/05/27 12,998 13,055
APP-17031491.FP.FTS.B, 13.99%, 8/05/27 41,370 41,821
APP-17503110.FP.FTS.B, 15.99%, 8/05/27 43,916 4,300

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-17272402.FP.FTS.B, 21.24%, 8/05/27 $ 26,996 $ 26,947
APP-15682350.FP.FTS.B, 22.24%, 8/05/27 18,117 6,024
APP-15713621.FP.FTS.B, 12.49%, 8/06/27 13,863 14,042
APP-15751991.FP.FTS.B, 12.49%, 8/07/27 12,428 12,583
APP-15763190.FP.FTS.B, 22.24%, 8/08/27 21,427 21,423
APP-15743089.FP.FTS.B, 16.74%, 8/10/27 20,342 20,596
APP-15600789.FP.FTS.B, 22.24%, 8/10/27 6,374 6,419
APP-17457181.FP.FTS.B, 16.24%, 8/12/27 8,315 8,412
APP-15231441.FP.FTS.B, 16.99%, 8/12/27 39,004 39,563
APP-17422584.FP.FTS.B, 18.49%, 8/12/27 16,798 16,893
APP-15558741.FP.FTS.B, 19.49%, 8/12/27 31,903 32,198
APP-15594246.FP.FTS.B, 25.49%, 8/12/27 22,822 22,875
APP-15576373.FP.FTS.B, 19.24%, 8/13/27 12,911 13,042
APP-15302717.FP.FTS.B, 20.24%, 8/13/27 18,047 18,072
APP-15437840.FP.FTS.B, 20.24%, 8/13/27 13,324 13,381
APP-16055829.FP.FTS.B, 12.99%, 8/14/27 9,687 9,801
APP-15595170.FP.FTS.B, 15.24%, 8/14/27 41,145 41,798
APP-15805332.FP.FTS.B, 18.74%, 8/14/27 21,702 6,312
APP-16079598.FP.FTS.B, 20.49%, 8/14/27 16,734 16,856
APP-16063371.FP.FTS.B, 20.99%, 8/14/27 20,961 21,112
APP-15638158.FP.FTS.B, 21.24%, 8/14/27 8,232 4,653
APP-15526033.FP.FTS.B, 21.74%, 8/14/27 17,540 17,610
APP-14058523.FP.FTS.B, 21.99%, 8/14/27 27,921 28,118
APP-15802156.FP.FTS.B, 22.24%, 8/14/27 12,590 12,686
APP-15356967.FP.FTS.B, 22.49%, 8/14/27 42,705 43,038
APP-15578534.FP.FTS.B, 11.74%, 8/15/27 24,690 25,039
APP-15398960.FP.FTS.B, 12.99%, 8/15/27 34,834 35,405
APP-15709743.FP.FTS.B, 14.49%, 8/15/27 32,685 33,161
APP-15299307.FP.FTS.B, 14.99%, 8/15/27 24,336 24,730
APP-11750409.FP.FTS.B, 17.99%, 8/15/27 15,106 15,238
APP-15544956.FP.FTS.B, 18.74%, 8/15/27 13,002 13,211
APP-15710954.FP.FTS.B, 18.99%, 8/15/27 25,985 26,231
APP-15570179.FP.FTS.B, 19.99%, 8/15/27 633 396
APP-15574568.FP.FTS.B, 20.24%, 8/15/27 25,108 25,305
APP-15702332.FP.FTS.B, 20.24%, 8/15/27 8,411 8,532
APP-15744959.FP.FTS.B, 20.49%, 8/15/27 31,626 3,589
APP-15585228.FP.FTS.B, 22.24%, 8/15/27 19,638 19,755
APP-16074588.FP.FTS.B, 23.49%, 8/15/27 12,700 12,738
APP-16075494.FP.FTS.B, 23.49%, 8/15/27 6,789 6,833
APP-15763149.FP.FTS.B, 26.99%, 8/15/27 9,020 9,047
APP-15868809.FP.FTS.B, 12.99%, 8/16/27 27,771 28,156
APP-13337190.FP.FTS.B, 18.99%, 8/16/27 12,161 12,312
APP-15602475.FP.FTS.B, 12.49%, 8/19/27 14,360 14,592
APP-15591313.FP.FTS.B, 20.74%, 8/19/27 11,576 11,698
APP-15601188.FP.FTS.B, 21.24%, 8/19/27 40,927 41,342
APP-15697643.FP.FTS.B, 19.24%, 8/20/27 16,862 17,065
APP-15811836.FP.FTS.B, 19.74%, 8/20/27 20,947 21,169
APP-15742698.FP.FTS.B, 20.74%, 8/20/27 16,778 16,924
APP-15741986.FP.FTS.B, 12.49%, 8/21/27 25,457 25,868
APP-15737768.FP.FTS.B, 17.74%, 8/21/27 15,235 4,778
APP-15602128.FP.FTS.B, 21.74%, 8/21/27 11,413 11,533
APP-15663958.FP.FTS.B, 22.24%, 8/21/27 11,953 12,081
APP-15745269.FP.FTS.B, 22.24%, 8/21/27 13,233 13,346
APP-16024812.FP.FTS.B, 12.99%, 8/22/27 9,727 9,875
APP-15037668.FP.FTS.B, 26.99%, 8/23/27 9,047 9,099
APP-15044155.FP.FTS.B, 20.99%, 8/25/27 17,407 5,956
APP-15006613.FP.FTS.B, 23.49%, 8/25/27 5,410 5,346
APP-14178173.FP.FTS.B, 15.24%, 8/26/27 17,678 17,982
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-15871509.FP.FTS.B, 20.49%, 8/26/27 $ 15,294 $ 15,495
APP-16071674.FP.FTS.B, 22.49%, 8/26/27 8,959 9,090
APP-15043328.FP.FTS.B, 22.74%, 8/26/27 11,381 11,508
APP-14920951.FP.FTS.B, 23.49%, 8/26/27 6,631 6,726
APP-14977194.FP.FTS.B, 26.99%, 8/26/27 10,346 10,420
APP-16053754.FP.FTS.B, 10.99%, 8/27/27 26,383 26,828
APP-15234987.FP.FTS.B, 16.74%, 8/27/27 24,251 24,669
APP-16061296.FP.FTS.B, 23.49%, 8/27/27 12,015 12,155
APP-16074435.FP.FTS.B, 23.49%, 8/27/27 21,395 4,631
APP-12674078.FP.FTS.B, 20.24%, 8/28/27 25,804 26,197
APP-16019364.FP.FTS.B, 20.99%, 8/28/27 24,483 24,861
APP-14688218.FP.FTS.B, 13.99%, 8/30/27 21,824 2,150
APP-16813915.FP.FTS.B, 19.99%, 9/04/27 16,977 17,133
APP-16893024.FP.FTS.B, 19.99%, 9/04/27 13,850 7,206
APP-17103722.FP.FTS.B, 9.74%, 9/06/27 . 4,037 4,087
APP-17244225.FP.FTS.B, 9.49%, 9/09/27 . 16,989 17,199
APP-17250115.FP.FTS.B, 9.74%, 9/09/27 . 6,061 6,135
APP-14530395.FP.FTS.B, 17.49%, 9/10/27 9,381 2,112
APP-17398424.FP.FTS.B, 18.24%, 9/12/27 8,327 8,328
APP-17433516.FP.FTS.B, 20.49%, 9/12/27 21,156 21,265
APP-17455190.FP.FTS.B, 12.74%, 9/13/27 40,956 41,445
APP-17430483.FP.FTS.B, 12.99%, 9/13/27 21,690 21,961
APP-17450366.FP.FTS.B, 21.24%, 9/13/27 10,116 10,156
APP-16817244.FP.FTS.B, 18.24%, 9/14/27 42,324 42,909
APP-15589159.FP.FTS.B, 26.74%, 9/14/27 14,266 14,273
APP-17144021.FP.FTS.B, 12.99%, 9/15/27 20,119 2,153
APP-16652517.FP.FTS.B, 14.24%, 9/15/27 16,580 16,798
APP-16847088.FP.FTS.B, 18.24%, 9/15/27 8,471 8,526
APP-15040717.FP.FTS.B, 20.99%, 9/15/27 7,979 7,976
APP-15593379.FP.FTS.B, 24.74%, 9/15/27 7,000 7,021
APP-15584156.FP.FTS.B, 26.99%, 9/15/27 10,287 3,595
APP-17507239.FP.FTS.B, 16.24%, 9/16/27 6,948 6,950
APP-16896117.FP.FTS.B, 23.99%, 9/16/27 7,832 7,860
APP-16906029.FP.FTS.B, 17.74%, 9/17/27 8,900 9,046
APP-16901085.FP.FTS.B, 22.49%, 9/17/27 15,576 15,710
APP-14132105.FP.FTS.B, 22.99%, 9/17/27 25,942 26,002
APP-16806378.FP.FTS.B, 23.49%, 9/17/27 23,902 24,065
APP-16119812.FP.FTS.B, 21.74%, 9/18/27 19,606 19,754
APP-16599721.FP.FTS.B, 13.49%, 9/19/27 15,669 15,900
APP-17029315.FP.FTS.B, 14.49%, 9/19/27 8,166 8,182
APP-16335329.FP.FTS.B, 11.24%, 9/20/27 15,264 15,499
APP-17023882.FP.FTS.B, 13.24%, 9/20/27 11,791 11,979
APP-15706743.FP.FTS.B, 24.24%, 9/20/27 8,613 8,676
APP-15738048.FP.FTS.B, 24.99%, 9/20/27 16,653 16,717
APP-15718443.FP.FTS.B, 26.99%, 9/20/27 22,097 22,104
APP-17104731.FP.FTS.B, 13.49%, 9/21/27 15,731 15,973
APP-15601763.FP.FTS.B, 24.24%, 9/21/27 9,951 10,032
APP-15757316.FP.FTS.B, 24.99%, 9/21/27 18,213 18,293
APP-15723564.FP.FTS.B, 26.99%, 9/21/27 6,980 7,007
APP-15725666.FP.FTS.B, 26.99%, 9/21/27 6,552 6,585
APP-15758289.FP.FTS.B, 26.99%, 9/21/27 9,169 9,206
APP-17193229.FP.FTS.B, 11.99%, 9/22/27 12,328 12,517
APP-17221012.FP.FTS.B, 15.24%, 9/22/27 21,191 21,494
APP-15432924.FP.FTS.B, 18.99%, 9/23/27 19,704 19,880
APP-13628761.FP.FTS.B, 20.99%, 9/23/27 14,854 14,989
APP-14078519.FP.FTS.B, 24.24%, 9/24/27 17,219 17,321
APP-17458369.FP.FTS.B, 14.49%, 9/25/27 7,745 7,869
APP-17362213.FP.FTS.B, 18.49%, 9/25/27 16,949 17,118

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-17450170.FP.FTS.B, 20.24%, 9/25/27 $ 37,333 $ 37,666
APP-17493809.FP.FTS.B, 20.49%, 9/25/27 15,116 15,351
APP-17329208.FP.FTS.B, 20.99%, 9/25/27 14,815 14,980
APP-17418426.FP.FTS.B, 18.99%, 9/26/27 21,043 21,266
APP-17489430.FP.FTS.B, 8.49%, 9/27/27 . 21,211 21,539
APP-15069494.FP.FTS.B, 11.99%, 9/27/27 13,276 13,499
APP-17458150.FP.FTS.B, 18.99%, 9/27/27 34,028 34,564
APP-15307313.FP.FTS.B, 22.24%,
10/12/27 .......................... 13,740 8,526
APP-15684113.FP.FTS.B, 20.74%, 10/18/27 19,122 19,237
APP-15593978.FP.FTS.B, 26.74%,
10/21/27 .......................... 14,364 1,349
APP-14057430.FP.FTS.B, 14.09%,
10/29/27 .......................... 12,650 12,744
APP-15008780.FP.FTS.B, 19.99%,
10/29/27 .......................... 14,763 14,866
APP-15634817.FP.FTS.B, 25.24%, 11/12/27 6,790 6,663
APP-15651111.FP.FTS.B, 24.99%, 11/18/27 21,370 21,346
APP-14122876.FP.FTS.B, 23.49%, 11/20/27 31,636 31,588
APP-13754354.FP.FTS.B, 11.34%, 11/30/27 27,529 13,499
APP-15576572.FP.FTS.B, 20.74%, 12/11/27 18,685 1,964
APP-15398570.FP.FTS.B, 18.99%,
12/14/27 .......................... 42,460 43,146
APP-16637613.FP.FTS.B, 19.99%,
12/16/27 .......................... 11,957 12,045
APP-15590969.FP.FTS.B, 20.49%, 2/29/28 29,685 29,926
11,169,602
LendingClub Corp.
162565626.LC.FTS.B, 16.95%, 11/30/23 .. 748 78
144492132.LC.FTS.B, 18.94%, 12/06/23 .. 889 887
145295088.LC.FTS.B, 10.72%, 12/21/23 .. 477 477
145216495.LC.FTS.B, 11.8%, 12/21/23 ... 436 436
145263254.LC.FTS.B, 11.8%, 12/21/23 ... 589 588
145296187.LC.FTS.B, 12.98%, 12/21/23 .. 966 966
145611420.LC.FTS.B, 10.72%, 12/31/23 .. 1,268 1,262
145280246.LC.FTS.B, 20.89%, 12/31/23 .. 775 776
145642678.LC.FTS.B, Zero Cpn, 1/02/24 . 3,350 –
145183021.LC.FTS.B, 10.33%, 1/03/24 ... 1,578 1,571
145710063.LC.FTS.B, 10.72%, 1/03/24 ... 1,043 1,039
146037087.LC.FTS.B, 12.98%, 1/10/24 ... 1,002 998
144986124.LC.FTS.B, 17.97%, 1/14/24 ... 1,477 1,484
146449830.LC.FTS.B, 11.8%, 1/23/24 .... 781 778
146360497.LC.FTS.B, 12.98%, 1/23/24 ... 2,083 2,076
146570696.LC.FTS.B, 14.47%, 1/23/24 ... 783 782
146822604.LC.FTS.B, 17.97%, 1/25/24 ... 748 751
146347023.LC.FTS.B, Zero Cpn, 1/29/24 . 4,835 –
146986250.LC.FTS.B, 10.72%, 1/29/24 ... 1,591 1,586
146951890.LC.FTS.B, 12.98%, 1/30/24 ... 800 798
146832728.LC.FTS.B, 15.02%, 1/30/24 ... 695 696
146154250.LC.FTS.B, 17.97%, 1/30/24 ... 1,116 1,125
147059235.LC.FTS.B, 15.02%, 1/31/24 ... 1,838 1,830
144718606.LC.FTS.B, 17.97%, 2/10/24 ... 4,230 4,241
147312249.LC.FTS.B, 11.8%, 2/18/24 .... 3,457 3,435
147424780.LC.FTS.B, 19.92%, 2/20/24 ... 519 519
145533215.LC.FTS.B, 11.8%, 2/29/24 .... 2,618 2,585
148255751.LC.FTS.B, 12.4%, 3/05/24 ... 1,632 1,619
148465404.LC.FTS.B, 17.97%, 3/06/24 ... 2,429 2,426
Description
Principal
Amount Value
LendingClub Corp. (continued)
148704813.LC.FTS.B, 13.9%, 3/12/24 ... $ 3,925 $ 3,914
148710415.LC.FTS.B, 20%, 3/12/24 ..... 4,415 4,420
148285066.LC.FTS.B, 17.97%, 3/15/24 ... 4,200 4,220
148686543.LC.FTS.B, 16.4%, 3/16/24 ... 2,138 2,130
146454152.LC.FTS.B, 16.14%, 3/18/24 ... 2,017 2,005
148912242.LC.FTS.B, 20%, 3/18/24 ..... 3,531 3,552
149314316.LC.FTS.B, 10.33%, 3/19/24 ... 1,533 1,517
148124381.LC.FTS.B, 16.4%, 3/23/24 ... 4,616 4,601
149281358.LC.FTS.B, 12.4%, 3/26/24 ... 2,556 2,537
149315507.LC.FTS.B, 13.08%, 3/26/24 ... 2,206 2,191
149128960.LC.FTS.B, 10.33%, 4/01/24 ... 3,117 3,086
148529602.LC.FTS.B, 15.57%, 4/01/24 ... 1,402 1,390
150130575.LC.FTS.B, 13.9%, 4/12/24 ... 5,353 5,331
150116474.LC.FTS.B, 20%, 4/12/24 ..... 1,913 1,921
150114686.LC.FTS.B, 13.9%, 4/16/24 .... 1,338 1,333
150302648.LC.FTS.B, 15.57%, 4/17/24 ... 2,763 2,753
150457673.LC.FTS.B, 20%, 4/22/24 ..... 3,002 3,023
150622391.LC.FTS.B, 13.9%, 4/23/24 ... 3,345 3,338
150627709.LC.FTS.B, 20%, 4/23/24 ..... 2,251 2,268
150850415.LC.FTS.B, 12.4%, 4/30/24 ... 2,429 2,401
150851475.LC.FTS.B, 20%, 5/08/24 ..... 3,097 3,089
151444001.LC.FTS.B, 14.74%, 5/09/24 ... 1,892 1,880
151467501.LC.FTS.B, 20%, 5/09/24 ..... 6,186 589
148165215.LC.FTS.B, 15.57%, 5/15/24 ... 6,568 359
151690420.LC.FTS.B, 17.97%, 5/23/24 ... 2,941 2,954
152159254.LC.FTS.B, Zero Cpn, 5/24/24 . 9,049 –
152303972.LC.FTS.B, Zero Cpn, 5/24/24 . 12,769 –
151495173.LC.FTS.B, 12.4%, 5/24/24 ... 3,328 3,295
151810309.LC.FTS.B, 13.08%, 5/24/24 ... 3,056 3,025
151897315.LC.FTS.B, 20%, 5/25/24 ..... 3,255 3,274
151979821.LC.FTS.B, 13.9%, 5/28/24 ... 3,133 3,116
147890443.LC.FTS.B, 11.02%, 6/05/24 ... 7,725 7,600
152765318.LC.FTS.B, 17.19%, 6/11/24 ... 2,810 2,786
152970058.LC.FTS.B, 13.08%, 6/12/24 ... 6,601 6,517
153172761.LC.FTS.B, 16.12%, 6/12/24 ... 3,675 3,651
149882426.LC.FTS.B, 12.4%, 6/15/24 ... 5,555 287
150392604.LC.FTS.B, 17.97%, 6/18/24 ... 7,129 7,124
153720322.LC.FTS.B, 12.4%, 6/20/24 ... 3,602 3,558
153211777.LC.FTS.B, 15.24%, 6/20/24 ... 1,914 1,900
153987117.LC.FTS.B, 12.4%, 6/24/24 .... 3,610 3,567
153754650.LC.FTS.B, 16.95%, 6/27/24 ... 4,024 3,999
154462977.LC.FTS.B, 16.12%, 7/01/24 ... 2,054 2,033
154940690.LC.FTS.B, 16.12%, 7/09/24 ... 5,458 5,408
150616815.LC.FTS.B, 17.97%, 7/09/24 ... 3,129 3,112
154267934.LC.FTS.B, 14.3%, 7/15/24 ... 7,773 7,693
154935107.LC.FTS.B, 20%, 7/15/24 ..... 2,165 2,169
150328755.LC.FTS.B, 13.08%, 7/17/24 ... 2,239 2,201
155164991.LC.FTS.B, 15.24%, 7/18/24 ... 8,110 8,030
154020911.LC.FTS.B, 16.95%, 7/22/24 ... 4,168 4,140
155717890.LC.FTS.B, 15.24%, 7/23/24 ... 2,021 2,008
151707588.LC.FTS.B, 14.74%, 7/29/24 ... 4,707 4,652
155334080.LC.FTS.B, 16.12%, 7/29/24 ... 8,419 8,354
155246628.LC.FTS.B, 17.74%, 7/30/24 ... 2,386 2,368
156078988.LC.FTS.B, 17.74%, 7/30/24 ... 5,280 5,253
156134234.LC.FTS.B, 17.74%, 7/30/24 ... 2,112 2,101
155823373.LC.FTS.B, 15.24%, 7/31/24 ... 6,863 6,775
155931737.LC.FTS.B, 17.74%, 8/01/24 ... 5,951 5,877
148318987.LC.FTS.B, 13.9%, 8/07/24 ... 3,130 548

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. (continued)
156198752.LC.FTS.B, 16.95%, 8/10/24 ... $ 3,529 $ 3,481
156287957.LC.FTS.B, 14.3%, 8/11/24 .... 8,438 8,328
157178824.LC.FTS.B, 16.12%, 8/20/24 ... 2,720 2,696
146385161.LC.FTS.B, 18.94%, 8/22/24 ... 7,204 922
153537119.LC.FTS.B, 16.12%, 8/25/24 ... 2,152 2,134
156805347.LC.FTS.B, 17.74%, 8/26/24 ... 4,015 3,974
157328472.LC.FTS.B, 14.3%, 8/27/24 ... 5,238 5,153
157585737.LC.FTS.B, 15.24%, 8/28/24 ... 3,623 3,596
157148290.LC.FTS.B, 14.3%, 8/29/24 ... 5,594 5,541
156938647.LC.FTS.B, 16.12%, 8/31/24 ... 8,496 8,379
158081866.LC.FTS.B, 16.12%, 9/05/24 ... 6,937 6,841
158175447.LC.FTS.B, 17.74%, 9/10/24 ... 8,912 8,795
157912310.LC.FTS.B, 17.74%, 9/16/24 ... 4,637 4,571
159010378.LC.FTS.B, 17.74%, 9/19/24 ... 6,093 6,010
154841821.LC.FTS.B, 16.12%, 9/22/24 ... 5,723 5,620
157396742.LC.FTS.B, 15.24%, 9/23/24 ... 8,706 8,593
155360790.LC.FTS.B, 15.24%, 9/25/24 ... 4,314 4,239
157742410.LC.FTS.B, 6%, 9/28/24 ...... 2,748 2,635
150551318.LC.FTS.B, 20%, 9/29/24 ..... 5,662 5,707
159435722.LC.FTS.B, 12.4%, 9/30/24 ... 4,644 4,568
159372853.LC.FTS.B, 13.08%, 10/01/24 .. 5,357 5,251
156927320.LC.FTS.B, Zero Cpn, 10/16/24 8,096 –
160079994.LC.FTS.B, 13.08%, 10/17/24 .. 7,704 7,550
150241560.LC.FTS.B, 20%, 10/21/24 .... 2,818 2,800
160529999.LC.FTS.B, 16.95%, 10/22/24 .. 3,254 3,204
160490410.LC.FTS.B, 15.24%, 10/25/24 .. 10,585 10,457
148711863.LC.FTS.B, 16.4%, 10/27/24 ... 2,723 2,683
161573592.LC.FTS.B, 12.4%, 11/07/24 ... 5,720 5,599
154797502.LC.FTS.B, 16.12%, 11/09/24 .. 4,017 3,944
161593900.LC.FTS.B, 13.08%, 11/12/24 .. 1,650 202
161740410.LC.FTS.B, 17.74%, 11/14/24 .. 5,967 5,869
158052058.LC.FTS.B, 14.3%, 11/18/24 ... 3,425 3,346
162085568.LC.FTS.B, 16.95%, 11/19/24 .. 5,861 5,755
162329802.LC.FTS.B, 20.55%, 11/26/24 .. 4,649 4,662
144940694.LC.FTS.B, 11.8%, 11/30/24 ... 5,286 5,167
162054102.LC.FTS.B, 14.3%, 11/30/24 ... 7,273 7,126
158914371.LC.FTS.B, 16.12%, 11/30/24 .. 9,468 9,232
162770667.LC.FTS.B, 11.02%, 12/04/24 .. 7,853 7,672
162767538.LC.FTS.B, 12.4%, 12/04/24 ... 4,368 4,267
161969346.LC.FTS.B, 20.55%, 12/05/24 .. 3,311 3,288
162981224.LC.FTS.B, 20.55%, 12/10/24 .. 4,635 4,610
145998409.LC.FTS.B, 12.98%, 12/14/24 .. 4,454 4,351
148849654.LC.FTS.B, Zero Cpn, 12/15/24 4,429 4,344
163112532.LC.FTS.B, 14.3%, 12/16/24 ... 4,847 4,747
163046946.LC.FTS.B, 15.24%, 12/16/24 .. 6,099 5,988
163060788.LC.FTS.B, 13.08%, 12/17/24 .. 5,927 5,794
153895344.LC.FTS.B, 13.08%, 12/20/24 .. 3,449 3,414
163583417.LC.FTS.B, 20.55%, 12/23/24 .. 2,813 2,801
148932528.LC.FTS.B, 17.19%, 12/25/24 .. 6,676 6,559
164220289.LC.FTS.B, 16.95%, 1/02/25 ... 6,633 6,480
161662827.LC.FTS.B, 20.55%, 1/12/25 ... 396 392
164731071.LC.FTS.B, 18.62%, 1/13/25 ... 3,420 3,399
165056556.LC.FTS.B, 20.55%, 1/17/25 ... 5,612 5,587
164591978.LC.FTS.B, 12.4%, 1/21/25 ... 7,761 7,578
165397300.LC.FTS.B, 14.3%, 1/22/25 ... 3,400 3,334
165469392.LC.FTS.B, 14.3%, 1/23/25 ... 3,037 2,980
164059283.LC.FTS.B, 17.74%, 1/23/25 ... 965 178
165808132.LC.FTS.B, 20.55%, 1/29/25 ... 3,544 3,532
Description
Principal
Amount Value
LendingClub Corp. (continued)
165938778.LC.FTS.B, 20.55%, 2/03/25 ... $ 4,467 $ 4,414
165780834.LC.FTS.B, 13.08%, 2/05/25 ... 4,792 4,666
155027113.LC.FTS.B, 17.97%, 2/10/25 ... 6,825 6,724
166781902.LC.FTS.B, 13.08%, 2/18/25 ... 4,995 4,868
166943124.LC.FTS.B, 15.24%, 2/20/25 ... 3,355 3,283
165810247.LC.FTS.B, 18.62%, 2/24/25 ... 5,269 5,177
166773880.LC.FTS.B, 10.33%, 2/28/25 ... 6,457 6,290
167785877.LC.FTS.B, 15.24%, 3/04/25 ... 10,910 10,589
168256441.LC.FTS.B, 17.74%, 3/13/25 ... 11,314 11,028
167908793.LC.FTS.B, 14.3%, 3/16/25 ... 4,258 4,147
168305153.LC.FTS.B, Zero Cpn, 3/20/25 . 11,025 –
149957207.LC.FTS.B, 17.19%, 4/09/25 ... 11,680 11,295
162782888.LC.FTS.B, 16.95%, 5/25/25 ... 13,862 13,477
159782705.LC.FTS.B, 17.74%, 8/13/25 ... 16,038 15,420
149399946.LC.FTS.B, 20%, 10/09/25 .... 16,153 963
166624371.LC.FTS.B, 17.74%, 3/04/33 ... 11,972 –
140103085.LC.FTS.B, Zero Cpn, 10/05/33 2,413 –
142083793.LC.FTS.B, 24.37%, 10/18/33 .. 4,416 4,379
142542297.LC.FTS.B, 11.55%, 10/25/33 .. 2,410 2,384
142456892.LC.FTS.B, 11.55%, 11/02/33 .. 889 886
143378025.LC.FTS.B, 8.81%, 11/14/33 ... 820 820
144173279.LC.FTS.B, 10.72%, 11/14/33 .. 1,179 556
143428192.LC.FTS.B, 11.8%, 11/14/33 ... 263 262
142640425.LC.FTS.B, 10.47%, 11/16/33 .. 361 361
143646902.LC.FTS.B, 13.56%, 11/16/33 .. 868 869
166785571.LC.FTS.B, 11.71%, 11/18/33 .. 1,921 211
143835362.LC.FTS.B, 18.94%, 11/19/33 .. 713 716
162174058.LC.FTS.B, 18.62%, 11/20/33 .. 381 383
142526281.LC.FTS.B, 14.47%, 11/21/33 .. 1,076 1,077
143453403.LC.FTS.B, 10.33%, 11/26/33 .. 339 340
144026346.LC.FTS.B, 17.97%, 11/27/33 .. 774 780
144230589.LC.FTS.B, 12.98%, 11/28/33 .. 675 675
144195034.LC.FTS.B, 19.92%, 11/28/33 .. 311 314
144228163.LC.FTS.B, 14.47%, 11/29/33 .. 463 465
143917879.LC.FTS.B, 16.91%, 11/29/33 .. 10,108 –
141403690.LC.FTS.B, 18.94%, 11/29/33 .. 3,066 291
143073416.LC.FTS.B, 19.92%, 11/29/33 .. 573 576
144128930.LC.FTS.B, 10.72%, 11/30/33 .. 278 278
623,921
LendingClub Corp. - LCX
151548915.LC.FTS.B, 10.33%, 5/10/24 ... 1,448 1,437
151286105.LC.FTS.B, 11.71%, 5/10/24 ... 4,464 4,430
151948521.LC.FTS.B, 17.97%, 5/31/24 ... 2,273 2,292
155815338.LC.FTS.B, 14.3%, 7/25/24 ... 2,074 2,074
155872968.LC.FTS.B, 14.3%, 7/25/24 ... 2,981 2,985
155893259.LC.FTS.B, 15.24%, 7/25/24 ... 7,076 7,086
155929091.LC.FTS.B, 15.24%, 7/25/24 ... 3,032 3,036
155673715.LC.FTS.B, 16.12%, 7/25/24 ... 6,988 6,998
156008127.LC.FTS.B, 14.3%, 7/26/24 ... 7,951 7,963
156010180.LC.FTS.B, 17.74%, 7/26/24 ... 3,593 3,586
153882991.LC.FTS.B, 14.3%, 7/31/24 ... 4,245 4,229
155970724.LC.FTS.B, 16.95%, 7/31/24 ... 2,815 2,805
158294506.LC.FTS.B, 16.12%, 9/09/24 ... 2,973 2,958
158749928.LC.FTS.B, 15.24%, 9/24/24 ... 2,707 2,696
158302406.LC.FTS.B, 17.74%, 9/25/24 ... 6,340 6,332
158297432.LC.FTS.B, 15.24%, 11/09/24 .. 6,890 6,807
158338447.LC.FTS.B, 16.12%, 11/17/24 .. 10,794 10,656

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX (continued)
162127861.LC.FTS.B, 12.4%, 11/19/24 ... $ 2,853 $ 2,741
156001816.LC.FTS.B, 16.12%, 1/12/25 ... 4,784 4,724
163084513.LC.FTS.B, 18.62%, 1/21/25 ... 3,422 3,411
165130966.LC.FTS.B, 20.55%, 1/21/25 ... 1,759 1,761
165148027.LC.FTS.B, 20.55%, 1/21/25 ... 7,050 7,058
165276233.LC.FTS.B, 20.55%, 1/21/25 ... 7,394 7,376
165396953.LC.FTS.B, 11.02%, 1/22/25 ... 9,682 9,469
154670467.LC.FTS.B, 15%, 1/31/25 ..... 3,575 2,981
164300242.LC.FTS.B, 16.12%, 1/31/25 ... 12,969 12,657
165919458.LC.FTS.B, 15.24%, 2/03/25 ... 13,772 13,445
165905919.LC.FTS.B, 16.12%, 2/03/25 ... 9,726 9,495
166100453.LC.FTS.B, 14.3%, 2/05/25 ... 13,575 13,260
167192844.LC.FTS.B, 23.05%, 2/24/25 ... 9,610 7,484
167466474.LC.FTS.B, 11.02%, 2/27/25 ... 7,413 6,986
167085834.LC.FTS.B, 12.4%, 2/28/25 ... 8,440 1,384
163582275.LC.FTS.B, 16.12%, 2/28/25 ... 8,059 7,305
166101353.LC.FTS.B, 20.55%, 2/28/25 ... 2,234 2,058
168045027.LC.FTS.B, 14.3%, 3/15/25 ... 4,571 4,321
168273324.LC.FTS.B, 18.62%, 3/17/25 ... 6,091 5,752
164935272.LC.FTS.B, 20.55%, 3/21/25 ... 14,633 14,418
168585809.LC.FTS.B, 15.24%, 3/24/25 ... 3,863 3,605
167746704.LC.FTS.B, 16.12%, 3/28/25 ... 11,404 10,757
165378648.LC.FTS.B, 11.02%, 3/31/25 ... 13,675 13,279
167808300.LC.FTS.B, 13.08%, 4/14/25 ... 4,819 4,436
166908304.LC.FTS.B, 15.24%, 4/18/25 ... 10,574 9,667
165108708.LC.FTS.B, 15%, 2/15/26 ..... 14,392 11,369
155128973.LC.FTS.B, 15.24%, 3/25/26 ... 15,464 14,840
164610022.LC.FTS.B, 5%, 1/17/33 ...... 1,144 940
166112715.LC.FTS.B, 16.95%, 10/20/33 .. 3,849 354
155983239.LC.FTS.B, 14.3%, 11/09/33 ... 12,970 12,708
167087629.LC.FTS.B, 16.95%, 11/28/33 .. 396 395
298,806
LendingClub Corp. - LCX PM
188248955.LC.FTS.B, 19.49%, 4/12/25 ... 12,793 12,728
188336152.LC.FTS.B, 23.99%, 4/19/25 ... 11,846 11,879
188581186.LC.FTS.B, 14.49%, 4/21/25 ... 13,291 13,113
187760587.LC.FTS.B, 15.99%, 4/21/25 ... 7,271 7,269
188588570.LC.FTS.B, 16.29%, 4/21/25 ... 2,522 2,501
188585972.LC.FTS.B, 19.44%, 4/21/25 ... 11,378 11,353
188593902.LC.FTS.B, 21.49%, 4/21/25 ... 11,584 11,652
188631141.LC.FTS.B, 18.19%, 4/22/25 ... 22,691 22,751
188664382.LC.FTS.B, 21.49%, 4/22/25 ... 6,950 6,993
188534183.LC.FTS.B, 22.99%, 4/22/25 ... 2,052 2,083
188686293.LC.FTS.B, 23.99%, 4/22/25 ... 6,775 6,842
188654930.LC.FTS.B, 24.79%, 4/22/25 ... 3,546 3,641
188635054.LC.FTS.B, 16.99%, 4/24/25 ... 6,441 6,441
188123636.LC.FTS.B, 5%, 4/01/26 ...... 11,695 11,452
188053341.LC.FTS.B, 6%, 4/08/27 ...... 4,802 4,769
187991007.LC.FTS.B, 17.19%, 4/08/27 ... 4,701 4,560
188037917.LC.FTS.B, 22.49%, 4/08/27 ... 10,681 10,303
188072484.LC.FTS.B, 22.49%, 4/08/27 ... 6,304 2,403
187457590.LC.FTS.B, 26.79%, 4/08/27 ... 5,206 –
187514926.LC.FTS.B, 23.49%, 4/11/27 ... 6,384 6,328
188122973.LC.FTS.B, 23.49%, 4/11/27 ... 26,760 26,225
188256153.LC.FTS.B, 18.99%, 4/12/27 ... 4,904 1,803
188186124.LC.FTS.B, 21.49%, 4/12/27 ... 5,622 5,349
188277181.LC.FTS.B, 23.49%, 4/13/27 ... 28,357 27,528
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
188110736.LC.FTS.B, 23.99%, 4/13/27 ... $ 8,122 $ 7,975
188229601.LC.FTS.B, 22.49%, 4/14/27 ... 16,117 15,577
188277503.LC.FTS.B, 23.19%, 4/14/27 ... 8,090 7,921
188308390.LC.FTS.B, 25.99%, 4/14/27 ... 4,921 4,837
188316633.LC.FTS.B, 25.99%, 4/14/27 ... 8,209 999
188149297.LC.FTS.B, 27.79%, 4/14/27 ... 6,977 7,098
188352437.LC.FTS.B, 23.99%, 4/15/27 ... 25,175 24,998
188437817.LC.FTS.B, 18.19%, 4/18/27 ... 4,727 4,630
188225211.LC.FTS.B, 20.99%, 4/18/27 ... 11,998 11,395
188142269.LC.FTS.B, 27.79%, 4/18/27 ... 7,765 7,879
188580819.LC.FTS.B, 21.49%, 4/20/27 ... 15,800 1,481
188535698.LC.FTS.B, 21.99%, 4/20/27 ... 12,825 10,259
188575003.LC.FTS.B, 22.49%, 4/20/27 ... 5,628 5,586
188415292.LC.FTS.B, 22.99%, 4/20/27 ... 25,947 20,613
188261615.LC.FTS.B, 23.99%, 4/20/27 ... 17,993 17,955
188452079.LC.FTS.B, 23.99%, 4/20/27 ... 29,549 22,878
188450442.LC.FTS.B, 15.19%, 4/21/27 ... 21,687 20,164
188527493.LC.FTS.B, 16.19%, 4/21/27 ... 22,182 2,096
188615522.LC.FTS.B, 16.19%, 4/21/27 ... 12,465 12,043
188223031.LC.FTS.B, 18.99%, 4/21/27 ... 23,838 23,246
188623242.LC.FTS.B, 19.41%, 4/21/27 ... 14,310 14,257
188593509.LC.FTS.B, 19.44%, 4/21/27 ... 5,712 5,687
188582913.LC.FTS.B, 20.49%, 4/21/27 ... 17,442 17,236
188303635.LC.FTS.B, 20.99%, 4/21/27 ... 8,918 7,125
188594404.LC.FTS.B, 20.99%, 4/21/27 ... 24,626 19,409
188494026.LC.FTS.B, 21.99%, 4/21/27 ... 15,277 15,226
188619005.LC.FTS.B, 23.99%, 4/21/27 ... 3,512 3,468
188353998.LC.FTS.B, 25.99%, 4/21/27 ... 13,701 68
188633218.LC.FTS.B, 28.99%, 4/21/27 ... 9,980 10,207
188476890.LC.FTS.B, 17.49%, 4/22/27 ... 6,278 6,158
188541138.LC.FTS.B, 20.49%, 4/22/27 ... 6,383 225
188630360.LC.FTS.B, 20.49%, 4/22/27 ... 17,551 17,415
188087453.LC.FTS.B, 23.99%, 4/22/27 ... 6,609 6,575
188631251.LC.FTS.B, 23.99%, 4/22/27 ... 17,835 1,678
188260791.LC.FTS.B, 23.99%, 4/24/27 ... 7,908 7,788
187548960.LC.FTS.B, 20.49%, 4/25/27 ... 14,563 13,695
187548690.LC.FTS.B, 23.49%, 4/25/27 ... 12,014 11,960
188528665.LC.FTS.B, 23.99%, 4/25/27 ... 5,725 5,616
188348987.LC.FTS.B, 23.99%, 4/26/27 ... 6,498 100
188400206.LC.FTS.B, 23.19%, 4/27/27 ... 10,760 10,647
188048788.LC.FTS.B, 25.99%, 4/28/27 ... 20,104 19,540
187899660.LC.FTS.B, 23.99%, 4/29/27 ... 16,633 16,271
188557045.LC.FTS.B, 18.99%, 4/30/27 ... 21,053 20,227
188590730.LC.FTS.B, 20.49%, 4/30/27 ... 35,120 3,298
188352447.LC.FTS.B, 21.49%, 4/30/27 ... 8,312 367
188574271.LC.FTS.B, 22.49%, 4/30/27 ... 22,823 22,703
188575150.LC.FTS.B, 22.99%, 4/30/27 ... 18,789 18,689
725,231
Prosper Funding LLC
1654956.PS.FTS.B, 13.2%, 10/26/24 .... 2,399 651
1648237.PS.FTS.B, 15.1%, 10/26/24 .... 2,954 2,922
1645289.PS.FTS.B, 15.29%, 10/27/24 ... 2,488 2,462
1645544.PS.FTS.B, 15.5%, 10/27/24 .... 7,056 6,982
1649764.PS.FTS.B, 10.6%, 10/28/24 .... 5,972 5,882
1646276.PS.FTS.B, 13.36%, 10/28/24 ... 5,506 5,423
1657446.PS.FTS.B, 14.79%, 10/29/24 ... 8,257 8,192
1649248.PS.FTS.B, 16.6%, 10/29/24 .... 10,490 10,492

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1647314.PS.FTS.B, 20.01%, 10/29/24 ... $ 6,468 $ 6,494
1651390.PS.FTS.B, 12%, 11/01/24 ...... 2,014 1,967
1648712.PS.FTS.B, 12.4%, 11/02/24 .... 4,850 4,738
1660875.PS.FTS.B, 12%, 11/05/24 ...... 805 787
1651670.PS.FTS.B, 11.4%, 11/08/24 ..... 2,604 2,548
1657969.PS.FTS.B, 11.88%, 11/08/24 .... 12,432 12,162
1657975.PS.FTS.B, 13.05%, 11/08/24 .... 8,128 7,952
1665222.PS.FTS.B, 20.46%, 11/08/24 .... 8,645 8,572
1653485.PS.FTS.B, 10.8%, 11/09/24 .... 2,929 2,869
1658923.PS.FTS.B, 14.39%, 11/09/24 .... 4,092 4,014
1653425.PS.FTS.B, 17.8%, 11/09/24 .... 777 770
1667316.PS.FTS.B, 15.4%, 11/10/24 .... 4,121 4,044
1660087.PS.FTS.B, 16.02%, 11/10/24 .... 2,072 2,057
1660872.PS.FTS.B, 19.71%, 11/11/24 .... 3,235 3,192
1658476.PS.FTS.B, 13.6%, 11/20/24 .... 3,519 3,498
1644782.PS.FTS.B, 15%, 11/25/24 ...... 2,963 2,916
1649773.PS.FTS.B, 15.1%, 12/02/24 .... 3,416 3,356
1686279.PS.FTS.B, 10.8%, 12/15/24 .... 2,063 2,036
1686276.PS.FTS.B, 13.9%, 12/15/24 .... 2,632 2,582
1686264.PS.FTS.B, 14.11%, 12/15/24 .... 10,206 9,982
1673615.PS.FTS.B, 13.96%, 12/16/24 ... 2,104 1,773
1680019.PS.FTS.B, 13.96%, 12/16/24 ... 8,041 7,868
1686630.PS.FTS.B, 15.1%, 12/16/24 .... 2,658 2,608
1680844.PS.FTS.B, 15.29%, 12/17/24 ... 4,658 4,572
1687257.PS.FTS.B, 16%, 12/17/24 ...... 5,358 5,244
1687224.PS.FTS.B, 19.6%, 12/17/24 .... 2,295 2,282
1674899.PS.FTS.B, 13.8%, 12/20/24 .... 10,957 10,728
1689444.PS.FTS.B, 11.79%, 12/21/24 .... 6,896 5,839
1676741.PS.FTS.B, 21.45%, 12/22/24 ... 4,866 4,850
1679401.PS.FTS.B, 18.11%, 12/24/24 .... 915 895
1659661.PS.FTS.B, 18.6%, 12/26/24 .... 4,344 1,130
1673252.PS.FTS.B, 16.3%, 12/29/24 .... 7,271 7,200
1683619.PS.FTS.B, 12.33%, 12/30/24 ... 16,199 16,115
1690636.PS.FTS.B, 17%, 1/07/25 ....... 4,782 4,720
1694140.PS.FTS.B, 12.3%, 1/12/25 ..... 8,325 4,789
1701024.PS.FTS.B, 15.1%, 1/12/25 ..... 7,071 6,912
1693717.PS.FTS.B, 15.7%, 1/12/25 ..... 7,112 6,952
1700814.PS.FTS.B, 16.6%, 1/12/25 ..... 7,152 6,990
1693750.PS.FTS.B, 19.3%, 1/12/25 ..... 2,576 1,578
1695016.PS.FTS.B, 12.2%, 1/13/25 ..... 8,757 8,542
1688477.PS.FTS.B, 17.59%, 1/13/25 .... 1,425 1,389
1701786.PS.FTS.B, 20.01%, 1/13/25 .... 1,467 1,452
1689320.PS.FTS.B, 12%, 1/14/25 ....... 9,200 8,976
1689317.PS.FTS.B, 13.4%, 1/14/25 ..... 10,468 10,241
1695328.PS.FTS.B, 13.6%, 1/14/25 ..... 1,864 1,824
1695337.PS.FTS.B, 13.6%, 1/14/25 ..... 930 908
1695322.PS.FTS.B, 13.7%, 1/14/25 ..... 1,632 1,593
1695349.PS.FTS.B, 14.39%, 1/14/25 .... 3,540 3,454
1702131.PS.FTS.B, 14.49%, 1/14/25 .... 7,507 7,344
1689350.PS.FTS.B, 14.89%, 1/14/25 .... 2,353 2,302
1702164.PS.FTS.B, 16.2%, 1/14/25 ..... 1,185 162
1695730.PS.FTS.B, 16.6%, 1/14/25 ..... 4,186 2,470
1686609.PS.FTS.B, 11.16%, 1/15/25 .... 4,623 4,504
1696453.PS.FTS.B, 14.39%, 1/18/25 .... 2,813 2,756
1702737.PS.FTS.B, 15.1%, 1/18/25 ..... 6,098 –
1704912.PS.FTS.B, 12.3%, 1/19/25 ..... 4,613 4,506
1705407.PS.FTS.B, 13.5%, 1/20/25 ..... 4,632 4,541
1706154.PS.FTS.B, 15.29%, 1/20/25 .... 4,505 3,830
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1695325.PS.FTS.B, 18.09%, 1/20/25 .... $ 4,845 $ 4,782
1693714.PS.FTS.B, 22.6%, 1/20/25 ..... 4,494 4,469
1698682.PS.FTS.B, 22.6%, 1/20/25 ..... 2,990 2,996
1693753.PS.FTS.B, 24.4%, 1/21/25 ..... 1,624 1,615
1702071.PS.FTS.B, 25.99%, 1/22/25 .... 510 505
1706943.PS.FTS.B, 17.7%, 1/24/25 ..... 9,615 9,574
1690034.PS.FTS.B, 11.6%, 1/25/25 ..... 2,536 2,472
1702114.PS.FTS.B, 16%, 1/25/25 ....... 1,214 1,193
1692299.PS.FTS.B, 21.5%, 1/26/25 ..... 2,561 –
1700610.PS.FTS.B, 22.6%, 1/26/25 ..... 2,527 2,511
1711818.PS.FTS.B, 17.8%, 1/31/25 ..... 17,092 178
1693775.PS.FTS.B, 22.6%, 2/01/25 ..... 2,677 2,668
1702146.PS.FTS.B, 13.2%, 2/09/25 ..... 2,007 1,950
1708013.PS.FTS.B, 11.7%, 2/15/25 ..... 3,410 3,322
1721415.PS.FTS.B, 11.7%, 2/15/25 ..... 4,628 4,508
1715365.PS.FTS.B, 11.79%, 2/15/25 .... 5,797 5,652
1708001.PS.FTS.B, 11.89%, 2/15/25 .... 4,879 4,752
1721412.PS.FTS.B, 13.9%, 2/15/25 ..... 4,952 4,823
1721856.PS.FTS.B, 14.6%, 2/15/25 ..... 5,723 5,587
1720959.PS.FTS.B, 16.6%, 2/15/25 ..... 5,049 4,928
1715137.PS.FTS.B, 16.7%, 2/15/25 ..... 7,352 1,010
1708886.PS.FTS.B, 17.4%, 2/15/25 ..... 12,694 12,552
1714681.PS.FTS.B, 22.6%, 2/15/25 ..... 4,231 4,202
1720995.PS.FTS.B, 25.4%, 2/15/25 ..... 2,145 2,138
1722456.PS.FTS.B, 14.09%, 2/16/25 .... 2,727 2,663
1715824.PS.FTS.B, 17%, 2/16/25 ....... 1,499 1,482
1715869.PS.FTS.B, 23.13%, 2/16/25 .... 2,640 2,611
1721859.PS.FTS.B, 15.4%, 2/17/25 ..... 9,280 9,035
1716898.PS.FTS.B, 21%, 2/17/25 ....... 5,224 5,195
1708025.PS.FTS.B, 12.3%, 2/21/25 ..... 2,233 2,176
1708019.PS.FTS.B, 14.2%, 2/23/25 ..... 2,447 2,389
1712990.PS.FTS.B, 17%, 2/23/25 ....... 2,785 2,765
1720297.PS.FTS.B, 18.6%, 2/23/25 ..... 3,130 3,097
1721877.PS.FTS.B, 14.39%, 2/28/25 .... 5,539 1,408
1720956.PS.FTS.B, 15.1%, 2/28/25 ..... 6,675 6,500
1722244.PS.FTS.B, 17.54%, 2/28/25 .... 13,460 13,400
1702474.PS.FTS.B, 22%, 2/28/25 ....... 13,265 13,129
1752441.PS.FTS.B, 13.7%, 4/05/25 ..... 4,133 3,996
1742756.PS.FTS.B, 18.6%, 4/05/25 ..... 2,276 2,219
1749697.PS.FTS.B, 13.7%, 4/06/25 ..... 8,333 8,058
1749733.PS.FTS.B, 13.9%, 4/06/25 ..... 3,311 3,198
1749727.PS.FTS.B, 18.11%, 4/06/25 .... 11,361 10,971
1753725.PS.FTS.B, 14.6%, 4/07/25 ..... 2,413 2,337
1743983.PS.FTS.B, 15.86%, 4/07/25 .... 2,406 2,324
1753728.PS.FTS.B, 16.8%, 4/07/25 ..... 1,125 1,087
1744487.PS.FTS.B, 18.09%, 4/07/25 .... 11,514 11,235
1744493.PS.FTS.B, 19.3%, 4/07/25 ..... 11,432 11,154
1743971.PS.FTS.B, 22.9%, 4/07/25 ..... 8,789 8,642
1744373.PS.FTS.B, 23.13%, 4/07/25 .... 2,359 2,301
1745288.PS.FTS.B, 15.9%, 4/08/25 ..... 1,118 1,081
1755081.PS.FTS.B, 16.06%, 4/08/25 .... 3,334 3,231
1745372.PS.FTS.B, 18.41%, 4/08/25 .... 2,614 2,526
1752910.PS.FTS.B, 10.5%, 4/11/25 ..... 5,703 3,187
1752838.PS.FTS.B, 14.6%, 4/11/25 ..... 2,772 2,682
1754245.PS.FTS.B, 16%, 4/13/25 ....... 8,397 8,216
1757928.PS.FTS.B, 22.6%, 4/13/25 ..... 2,334 2,304
1757895.PS.FTS.B, 24.4%, 4/13/25 ..... 5,900 5,822
1750528.PS.FTS.B, 21.5%, 4/15/25 ..... 2,917 2,846

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1757065.PS.FTS.B, 22.06%, 4/15/25 .... $ 6,979 $ 6,897
1750469.PS.FTS.B, 19.5%, 4/17/25 ..... 3,076 3,024
1762446.PS.FTS.B, 25.4%, 4/19/25 ..... 7,323 –
1745342.PS.FTS.B, 13.9%, 4/20/25 ..... 7,371 1,810
1755585.PS.FTS.B, 17.84%, 4/25/25 .... 10,831 10,474
1755967.PS.FTS.B, 22.6%, 4/26/25 ..... 1,503 1,486
1744502.PS.FTS.B, 20.46%, 4/30/25 .... 4,304 4,187
1743599.PS.FTS.B, 24.3%, 4/30/25 ..... 2,550 2,556
1714675.PS.FTS.B, 24.5%, 5/23/25 ..... 11,621 3,017
1721664.PS.FTS.B, 11.4%, 8/15/25 ..... 3,984 2,291
1700571.PS.FTS.B, 18.11%, 12/25/25 .... 8,484 8,099
1751899.PS.FTS.B, 22.6%, 1/20/26 ..... 5,064 3,053
1744778.PS.FTS.B, 18.09%, 3/08/26 .... 7,189 955
1655640.PS.FTS.B, 16.33%, 10/27/26 ... 15,185 14,805
1655235.PS.FTS.B, 24.03%, 10/27/26 ... 10,464 10,775
1649857.PS.FTS.B, 10.5%, 10/28/26 .... 10,170 9,877
1656498.PS.FTS.B, 10.9%, 10/28/26 .... 5,094 4,953
1649350.PS.FTS.B, 18.78%, 10/28/26 ... 9,736 9,741
1657464.PS.FTS.B, 10.5%, 10/29/26 .... 5,898 5,742
1646555.PS.FTS.B, 10.9%, 10/29/26 .... 16,979 16,514
1646513.PS.FTS.B, 13.2%, 10/29/26 .... 10,376 10,127
1646915.PS.FTS.B, 16.1%, 10/29/26 .... 10,608 10,625
1656576.PS.FTS.B, 16.18%, 10/29/26 ... 24,767 24,166
1648681.PS.FTS.B, 12.21%, 11/01/26 .... 4,128 4,003
1658775.PS.FTS.B, 12.5%, 11/02/26 .... 22,993 22,205
1651286.PS.FTS.B, 24.33%, 11/05/26 .... 11,259 11,344
1664685.PS.FTS.B, 11.79%, 11/08/26 .... 13,674 13,221
1665042.PS.FTS.B, 14.68%, 11/08/26 .... 10,489 10,139
1658917.PS.FTS.B, 10.7%, 11/09/26 .... 9,489 9,177
1666464.PS.FTS.B, 15.29%, 11/09/26 .... 7,025 6,794
1654475.PS.FTS.B, 10.8%, 11/10/26 .... 10,175 9,842
1660093.PS.FTS.B, 10.9%, 11/10/26 .... 2,986 2,891
1666896.PS.FTS.B, 11.7%, 11/10/26 ..... 14,669 14,253
1654034.PS.FTS.B, 13.6%, 11/10/26 .... 6,935 6,711
1654907.PS.FTS.B, 16%, 11/12/26 ...... 7,193 7,099
1665225.PS.FTS.B, 19.53%, 11/14/26 .... 5,094 5,012
1652072.PS.FTS.B, 11.1%, 11/15/26 ..... 6,824 6,591
1667685.PS.FTS.B, 17.1%, 11/15/26 .... 17,838 17,591
1660869.PS.FTS.B, 19%, 11/16/26 ...... 6,786 908
1664865.PS.FTS.B, 14.29%, 12/01/26 ... 7,148 7,042
1660267.PS.FTS.B, 14%, 12/07/26 ...... 19,799 19,117
1673249.PS.FTS.B, 10.7%, 12/15/26 .... 12,196 11,800
1679392.PS.FTS.B, 13.8%, 12/15/26 .... 4,969 4,807
1673255.PS.FTS.B, 17.01%, 12/15/26 ... 10,169 10,052
1679752.PS.FTS.B, 10.71%, 12/16/26 ... 11,128 1,380
1679995.PS.FTS.B, 12.7%, 12/16/26 .... 1,966 1,929
1686612.PS.FTS.B, 16.8%, 12/16/26 .... 17,998 17,413
1679746.PS.FTS.B, 16.93%, 12/16/26 ... 10,889 10,535
1673612.PS.FTS.B, 19.3%, 12/16/26 .... 4,427 4,376
1674065.PS.FTS.B, 27.18%, 12/16/26 ... 11,625 11,799
1674635.PS.FTS.B, 13.77%, 12/17/26 ... 12,064 11,680
1681423.PS.FTS.B, 10.08%, 12/20/26 ... 10,367 10,030
1688043.PS.FTS.B, 10.5%, 12/20/26 .... 8,307 8,045
1681000.PS.FTS.B, 11.6%, 12/20/26 .... 9,820 7,928
1681408.PS.FTS.B, 14.7%, 12/20/26 .... 7,145 6,924
1676714.PS.FTS.B, 12.62%, 12/21/26 ... 24,625 23,852
1673606.PS.FTS.B, 16.33%, 12/21/26 ... 5,616 5,422
1673600.PS.FTS.B, 11.6%, 12/25/26 .... 7,008 6,773
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1681444.PS.FTS.B, 9.81%, 12/27/26 .... $ 14,110 $ 13,651
1675322.PS.FTS.B, 21.09%, 12/30/26 ... 11,407 11,826
1687683.PS.FTS.B, 11.61%, 1/02/27 .... 12,936 12,490
1687826.PS.FTS.B, 12.6%, 1/12/27 ..... 8,618 8,322
1688138.PS.FTS.B, 13.6%, 1/12/27 ..... 25,316 24,422
1700574.PS.FTS.B, 14%, 1/12/27 ....... 6,891 6,647
1700562.PS.FTS.B, 15.18%, 1/12/27 .... 16,274 15,730
1688201.PS.FTS.B, 24.03%, 1/12/27 .... 7,733 7,803
1694581.PS.FTS.B, 10.5%, 1/13/27 ..... 10,610 10,249
1686624.PS.FTS.B, 11.2%, 1/13/27 ..... 3,124 3,032
1701357.PS.FTS.B, 11.7%, 1/13/27 ..... 7,136 6,892
1694575.PS.FTS.B, 11.99%, 1/13/27 .... 15,017 14,504
1688543.PS.FTS.B, 16.18%, 1/13/27 .... 11,067 10,653
1689533.PS.FTS.B, 10.5%, 1/14/27 ..... 3,890 3,759
1695334.PS.FTS.B, 15.1%, 1/14/27 ..... 8,039 7,759
1702050.PS.FTS.B, 18.78%, 1/14/27 .... 7,489 7,373
1689323.PS.FTS.B, 26.88%, 1/14/27 .... 2,358 2,380
1689608.PS.FTS.B, 28.23%, 1/14/27 .... 11,874 11,983
1689992.PS.FTS.B, 11.7%, 1/18/27 ..... 22,122 21,392
1691645.PS.FTS.B, 22.9%, 1/19/27 ..... 1,585 1,591
1705371.PS.FTS.B, 12.62%, 1/20/27 .... 21,549 20,846
1692635.PS.FTS.B, 14.7%, 1/20/27 ..... 18,222 17,625
1705833.PS.FTS.B, 18.48%, 1/20/27 .... 2,990 2,953
1693711.PS.FTS.B, 21.63%, 1/25/27 .... 7,708 7,745
1688975.PS.FTS.B, 12.4%, 1/27/27 ..... 16,209 15,640
1689314.PS.FTS.B, 10.26%, 1/28/27 .... 25,344 24,463
1689341.PS.FTS.B, 11.7%, 1/28/27 ..... 11,002 10,619
1704399.PS.FTS.B, 13.8%, 2/03/27 ..... 26,067 25,100
1689626.PS.FTS.B, 19%, 2/07/27 ....... 7,731 7,555
1715428.PS.FTS.B, 9.99%, 2/15/27 ..... 3,599 3,475
1708010.PS.FTS.B, 10.5%, 2/15/27 ..... 7,743 6,257
1714702.PS.FTS.B, 11.6%, 2/15/27 ..... 2,547 2,459
1720965.PS.FTS.B, 11.7%, 2/15/27 ..... 18,208 17,578
1708892.PS.FTS.B, 11.79%, 2/15/27 .... 14,592 14,075
1714669.PS.FTS.B, 11.79%, 2/15/27 .... 9,474 9,146
1708910.PS.FTS.B, 12.5%, 2/15/27 ..... 3,560 3,466
1707998.PS.FTS.B, 13.5%, 2/15/27 ..... 13,790 3,118
1708442.PS.FTS.B, 13.5%, 2/15/27 ..... 4,866 4,720
1714684.PS.FTS.B, 14.53%, 2/15/27 .... 11,113 10,726
1720971.PS.FTS.B, 14.7%, 2/15/27 ..... 15,085 14,537
1720962.PS.FTS.B, 15.1%, 2/15/27 ..... 7,205 6,942
1715584.PS.FTS.B, 16.33%, 2/15/27 .... 5,256 5,064
1708445.PS.FTS.B, 16.63%, 2/15/27 .... 1,419 1,391
1708439.PS.FTS.B, 16.7%, 2/15/27 ..... 4,511 4,431
1715575.PS.FTS.B, 18.59%, 2/15/27 .... 7,413 7,272
1708043.PS.FTS.B, 19%, 2/15/27 ....... 1,370 1,336
1715140.PS.FTS.B, 24.03%, 2/15/27 .... 1,846 1,814
1715893.PS.FTS.B, 10.8%, 2/16/27 ..... 5,791 5,592
1702128.PS.FTS.B, 13.4%, 2/16/27 ..... 11,315 8,929
1722345.PS.FTS.B, 15.7%, 2/16/27 ..... 23,184 22,348
1709228.PS.FTS.B, 18.48%, 2/16/27 .... 10,742 10,512
1709420.PS.FTS.B, 21.18%, 2/16/27 .... 8,428 8,274
1716991.PS.FTS.B, 13.7%, 2/17/27 ..... 18,455 17,801
1709807.PS.FTS.B, 15.1%, 2/17/27 ..... 13,417 12,935
1696093.PS.FTS.B, 16%, 2/17/27 ....... 11,402 11,173
1710296.PS.FTS.B, 21.18%, 2/17/27 .... 7,732 7,595
1709822.PS.FTS.B, 26.2%, 2/17/27 ..... 12,464 1,848
1711007.PS.FTS.B, 18.78%, 2/18/27 .... 12,807 12,593

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1710686.PS.FTS.B, 19%, 2/18/27 ....... $ 7,633 $ 7,505
1724112.PS.FTS.B, 11.2%, 2/25/27 ...... 13,465 2,885
1721862.PS.FTS.B, 12.3%, 2/28/27 ..... 7,508 7,241
1720876.PS.FTS.B, 18.4%, 2/28/27 ..... 14,321 13,980
1715572.PS.FTS.B, 21.5%, 2/28/27 ..... 11,821 11,842
1723455.PS.FTS.B, 19%, 3/02/27 ....... 3,921 3,825
1725226.PS.FTS.B, 11.5%, 3/03/27 ..... 7,431 7,145
1710332.PS.FTS.B, 16.18%, 3/24/27 .... 11,745 11,259
1749361.PS.FTS.B, 10.5%, 4/05/27 ..... 10,540 10,133
1742753.PS.FTS.B, 11.7%, 4/05/27 ..... 10,620 10,210
1749355.PS.FTS.B, 12.7%, 4/05/27 ..... 28,190 12,757
1742750.PS.FTS.B, 16.18%, 4/05/27 .... 6,624 6,325
1752456.PS.FTS.B, 16.18%, 4/05/27 .... 4,676 4,465
1752438.PS.FTS.B, 18.13%, 4/05/27 .... 7,879 7,522
1749730.PS.FTS.B, 11.6%, 4/06/27 ..... 11,375 10,937
1752882.PS.FTS.B, 12.4%, 4/06/27 ..... 3,809 3,663
1752861.PS.FTS.B, 12.5%, 4/06/27 ..... 7,624 7,330
1750048.PS.FTS.B, 13.13%, 4/06/27 .... 11,479 10,969
1750153.PS.FTS.B, 16.9%, 4/06/27 ..... 7,042 6,806
1750045.PS.FTS.B, 29.69%, 4/06/27 .... 8,348 8,214
1744484.PS.FTS.B, 11.2%, 4/07/27 ..... 26,468 25,456
1754274.PS.FTS.B, 11.6%, 4/07/27 ..... 2,653 2,552
1754268.PS.FTS.B, 13.4%, 4/07/27 ..... 7,666 7,327
1751020.PS.FTS.B, 14.49%, 4/07/27 .... 4,507 4,315
1753719.PS.FTS.B, 14.68%, 4/07/27 .... 12,352 11,885
1744412.PS.FTS.B, 19%, 4/07/27 ....... 10,292 9,948
1745348.PS.FTS.B, 10.4%, 4/08/27 ..... 22,572 21,715
1745183.PS.FTS.B, 10.5%, 4/08/27 ..... 3,542 3,443
1745378.PS.FTS.B, 12.2%, 4/08/27 ..... 11,414 10,980
1749376.PS.FTS.B, 19.06%, 4/10/27 .... 4,374 4,224
1755504.PS.FTS.B, 10.29%, 4/11/27 .... 6,767 6,514
1745708.PS.FTS.B, 11.79%, 4/11/27 ..... 2,275 2,191
1752913.PS.FTS.B, 15.5%, 4/11/27 ..... 7,762 7,428
1754277.PS.FTS.B, 25.9%, 4/11/27 ..... 2,957 779
1756335.PS.FTS.B, 18.33%, 4/12/27 .... 18,536 17,966
1755102.PS.FTS.B, 15.29%, 4/13/27 .... 23,316 22,291
1759314.PS.FTS.B, 10.8%, 4/14/27 ..... 7,543 7,266
1742747.PS.FTS.B, 14.38%, 4/15/27 .... 8,142 7,827
1742765.PS.FTS.B, 18%, 4/15/27 ....... 4,757 4,596
1750933.PS.FTS.B, 18.48%, 4/15/27 .... 558 547
1762938.PS.FTS.B, 16.83%, 4/20/27 .... 13,171 12,874
1755513.PS.FTS.B, 21%, 4/20/27 ....... 4,828 4,777
1752091.PS.FTS.B, 13.2%, 4/28/27 ..... 27,569 26,365
1760241.PS.FTS.B, 15%, 4/28/27 ....... 11,946 11,442
1744499.PS.FTS.B, 18.48%, 4/30/27 .... 7,385 7,086
1750531.PS.FTS.B, 10.5%, 5/01/27 ..... 4,029 3,937
1686267.PS.FTS.B, 21.18%, 6/15/27 .... 7,871 3,753
1693040.PS.FTS.B, 15.29%, 8/13/27 .... 11,759 11,279
1750289.PS.FTS.B, 15%, 10/22/27 ...... 16,316 7,985
1693289.PS.FTS.B, 12.9%, 12/21/27 .... 8,080 1,031
1743968.PS.FTS.B, 11.2%, 3/07/28 ..... 14,326 6,248
2,064,345
Upgrade, Inc.
24996014.UG.FTS.B, 25.26%, 1/21/24 ... 1,420 1,441
22753947.UG.FTS.B, 28.99%, 9/16/24 ... 5,787 6,077
22724262.UG.FTS.B, 29.69%, 9/17/24 ... 6,903 7,241
22728779.UG.FTS.B, 15.62%, 9/20/24 ... 3,195 3,300
Description
Principal
Amount Value
Upgrade, Inc. (continued)
23038391.UG.FTS.B, 26.77%, 9/26/24 ... $ 3,670 $ 3,842
22732959.UG.FTS.B, 28.71%, 10/03/24 .. 8,148 8,512
23786228.UG.FTS.B, 29.69%, 10/28/24 .. 4,074 4,327
24184289.UG.FTS.B, 27.74%, 11/06/24 .. 4,187 4,320
24800940.UG.FTS.B, 25.82%, 11/27/24 .. 10,056 10,543
24350329.UG.FTS.B, 27.74%, 11/29/24 .. 4,132 4,356
24938220.UG.FTS.B, 26.77%, 12/03/24 .. 7,199 7,506
25206108.UG.FTS.B, 25.82%, 12/20/24 .. 5,364 5,606
24763225.UG.FTS.B, 27.74%, 12/24/24 .. 14,874 15,704
25561593.UG.FTS.B, 21.93%, 12/27/24 .. 7,331 7,638
25820593.UG.FTS.B, 26.77%, 1/17/25 ... 4,609 4,801
95,214
Upgrade, Inc. - Card
991824942.UG.FTS.B, 29.49%, 1/14/24 .. 4 3
991778146.UG.FTS.B, 18.71%, 2/10/24 .. 42 42
991813036.UG.FTS.B, 29.49%, 2/10/24 .. 242 244
991858193.UG.FTS.B, 29.49%, 2/10/24 .. 6 6
991820873.UG.FTS.B, 29.48%, 2/11/24 .. 61 24
991812643.UG.FTS.B, 29.49%, 2/11/24 .. 14 14
991803397.UG.FTS.B, Zero Cpn, 2/12/24 . 74 5
991819802.UG.FTS.B, Zero Cpn, 2/12/24 . 32 2
991811276.UG.FTS.B, 21.48%, 2/12/24 .. 80 80
991798559.UG.FTS.B, 22.47%, 2/12/24 .. 44 44
991806903.UG.FTS.B, 23.45%, 2/12/24 .. 9 9
991857933.UG.FTS.B, 28.48%, 2/12/24 .. 4 4
991848000.UG.FTS.B, 29.48%, 2/12/24 .. 9 9
991850943.UG.FTS.B, 29.48%, 2/12/24 .. 19 19
991803198.UG.FTS.B, 29.49%, 2/12/24 .. – –
991813205.UG.FTS.B, 29.49%, 2/12/24 .. 265 268
991819265.UG.FTS.B, 29.49%, 2/12/24 .. 22 22
991824044.UG.FTS.B, 29.49%, 2/12/24 .. 26 27
991833480.UG.FTS.B, 29.49%, 2/12/24 .. 395 58
991835219.UG.FTS.B, 29.49%, 2/12/24 .. 78 31
991855248.UG.FTS.B, 29.49%, 2/12/24 .. 105 106
991843314.UG.FTS.B, 18.47%, 2/13/24 .. 116 117
991762858.UG.FTS.B, 19.3%, 2/13/24 ... 8 8
991802789.UG.FTS.B, 20.47%, 2/13/24 .. 79 79
991815791.UG.FTS.B, 25.45%, 2/13/24 .. 30 30
991813666.UG.FTS.B, 28.48%, 2/13/24 .. 26 26
991834075.UG.FTS.B, 28.48%, 2/13/24 .. 265 –
991847628.UG.FTS.B, 28.48%, 2/13/24 .. 28 28
991852216.UG.FTS.B, 28.48%, 2/13/24 .. 1 1
991856699.UG.FTS.B, 28.48%, 2/13/24 .. 37 37
991760964.UG.FTS.B, 29.48%, 2/13/24 .. 6 6
991807707.UG.FTS.B, 29.49%, 2/13/24 .. 27 27
991814627.UG.FTS.B, 29.49%, 2/13/24 .. 195 89
991818894.UG.FTS.B, 29.49%, 2/13/24 .. 41 41
991825123.UG.FTS.B, 29.49%, 2/13/24 .. 20 20
991825647.UG.FTS.B, 29.49%, 2/13/24 .. 11 11
991828989.UG.FTS.B, 29.49%, 2/13/24 .. 239 21
991830056.UG.FTS.B, 29.49%, 2/13/24 .. 12 12
991832221.UG.FTS.B, 29.49%, 2/13/24 .. 48 48
991837737.UG.FTS.B, 29.49%, 2/13/24 .. 19 19
991838509.UG.FTS.B, 29.49%, 2/13/24 .. 31 31
991838791.UG.FTS.B, 29.49%, 2/13/24 .. 21 22
991843833.UG.FTS.B, 29.49%, 2/13/24 .. 14 14
991805184.UG.FTS.B, Zero Cpn, 2/14/24 . – –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991825384.UG.FTS.B, 19.96%, 2/14/24 .. $ 37 $ 38
991835702.UG.FTS.B, 19.99%, 2/14/24 .. 79 79
991851736.UG.FTS.B, 22.47%, 2/14/24 .. 26 26
991812386.UG.FTS.B, 28.48%, 2/14/24 .. 17 18
991835889.UG.FTS.B, 28.48%, 2/14/24 .. 31 31
991847502.UG.FTS.B, 28.48%, 2/14/24 .. 15 15
991821791.UG.FTS.B, 29.48%, 2/14/24 .. 24 24
991842427.UG.FTS.B, 29.48%, 2/14/24 .. 19 19
991777332.UG.FTS.B, 29.49%, 2/14/24 .. 23 23
991802654.UG.FTS.B, 29.49%, 2/14/24 .. 41 41
991804214.UG.FTS.B, 29.49%, 2/14/24 .. – –
991807223.UG.FTS.B, 29.49%, 2/14/24 .. 25 25
991807331.UG.FTS.B, 29.49%, 2/14/24 .. 23 23
991811416.UG.FTS.B, 29.49%, 2/14/24 .. 42 43
991820078.UG.FTS.B, 29.49%, 2/14/24 .. 19 20
991827030.UG.FTS.B, 29.49%, 2/14/24 .. 23 23
991839021.UG.FTS.B, 29.49%, 2/14/24 .. 39 39
991841194.UG.FTS.B, 29.49%, 2/14/24 .. – –
991843509.UG.FTS.B, 29.49%, 2/14/24 .. 16 16
991853079.UG.FTS.B, 18.47%, 2/15/24 .. 76 76
991803737.UG.FTS.B, 18.71%, 2/15/24 .. 18 18
991850875.UG.FTS.B, 23.45%, 2/15/24 .. 129 129
991809041.UG.FTS.B, 28.48%, 2/15/24 .. 24 25
991811127.UG.FTS.B, 28.48%, 2/15/24 .. 524 529
991845273.UG.FTS.B, 28.48%, 2/15/24 .. 105 106
991819327.UG.FTS.B, 29.48%, 2/15/24 .. 26 4
991777925.UG.FTS.B, 29.49%, 2/15/24 .. 14 7
991808840.UG.FTS.B, 29.49%, 2/15/24 .. 33 33
991812295.UG.FTS.B, 29.49%, 2/15/24 .. 41 42
991812557.UG.FTS.B, 29.49%, 2/15/24 .. 18 18
991813506.UG.FTS.B, 29.49%, 2/15/24 .. 27 27
991814696.UG.FTS.B, 29.49%, 2/15/24 .. 95 7
991816140.UG.FTS.B, 29.49%, 2/15/24 .. 113 114
991835844.UG.FTS.B, 29.49%, 2/15/24 .. 26 27
991842522.UG.FTS.B, 29.49%, 2/15/24 .. 5 5
991857458.UG.FTS.B, 29.49%, 2/15/24 .. 9 9
991823874.UG.FTS.B, 17.47%, 2/16/24 .. 94 95
991849830.UG.FTS.B, 17.49%, 2/16/24 .. 130 131
991943688.UG.FTS.B, 29.49%, 2/16/24 .. 198 15
991920721.UG.FTS.B, 28.48%, 2/17/24 .. 35 36
991849598.UG.FTS.B, 29.49%, 2/17/24 .. 24 24
991997607.UG.FTS.B, 29.49%, 2/17/24 .. 65 66
991807781.UG.FTS.B, 19.8%, 4/13/24 ... 26 11
991850187.UG.FTS.B, 29.49%, 5/12/24 .. 35 36
991857984.UG.FTS.B, Zero Cpn, 5/14/24 . 63 4
991819588.UG.FTS.B, 29.49%, 12/12/24 . 528 442
991342732.UG.FTS.B, 29.49%, 12/23/24 . 188 200
991807617.UG.FTS.B, 29.49%, 1/12/25 .. 304 241
991800343.UG.FTS.B, 29.49%, 1/14/25 .. 62 17
991740852.UG.FTS.B, 15.97%, 2/08/25 .. 98 98
991724808.UG.FTS.B, 17.99%, 2/08/25 .. 404 403
991735248.UG.FTS.B, 17.99%, 2/08/25 .. 157 157
991732442.UG.FTS.B, 14.98%, 2/10/25 .. 441 449
991733275.UG.FTS.B, 14.98%, 2/10/25 .. 195 200
991776139.UG.FTS.B, 15.97%, 2/10/25 .. 619 632
991839233.UG.FTS.B, 15.97%, 2/10/25 .. 72 72
991734362.UG.FTS.B, 16.99%, 2/10/25 .. 663 678
991758232.UG.FTS.B, 16.99%, 2/10/25 .. 200 205
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991771576.UG.FTS.B, 16.99%, 2/10/25 .. $ 312 $ 315
991940443.UG.FTS.B, 16.99%, 2/10/25 .. 2,146 2,182
991767919.UG.FTS.B, 17.99%, 2/10/25 .. 93 93
991802234.UG.FTS.B, 17.99%, 2/10/25 .. 2,569 2,626
991910229.UG.FTS.B, 17.99%, 2/10/25 .. 296 302
991761364.UG.FTS.B, 28.98%, 2/10/25 .. 199 208
991822498.UG.FTS.B, 28.98%, 2/10/25 .. 20 20
991827179.UG.FTS.B, 28.98%, 2/10/25 .. 152 157
991854247.UG.FTS.B, 28.98%, 2/10/25 .. 266 18
991809668.UG.FTS.B, Zero Cpn, 2/11/25 . 299 20
991740362.UG.FTS.B, 16.99%, 2/11/25 .. 764 781
991747996.UG.FTS.B, 16.99%, 2/11/25 .. 404 413
991755840.UG.FTS.B, 16.99%, 2/11/25 .. 138 138
991851331.UG.FTS.B, 28.98%, 2/11/25 .. 1,010 1,034
991745632.UG.FTS.B, 29.49%, 2/11/25 .. 76 79
991804723.UG.FTS.B, 29.49%, 2/11/25 .. 84 88
991815191.UG.FTS.B, 29.49%, 2/11/25 .. 80 83
991815738.UG.FTS.B, 29.49%, 2/11/25 .. 69 72
991829840.UG.FTS.B, 29.49%, 2/11/25 .. 208 215
991809887.UG.FTS.B, Zero Cpn, 2/12/25 . 160 11
991758225.UG.FTS.B, 14.98%, 2/12/25 .. 25 25
991772549.UG.FTS.B, 15%, 2/12/25 ..... 503 514
991915264.UG.FTS.B, 15%, 2/12/25 ..... 1,570 1,605
991777650.UG.FTS.B, 15.97%, 2/12/25 .. 27 28
991898060.UG.FTS.B, 15.97%, 2/12/25 .. 158 160
991758319.UG.FTS.B, 16.99%, 2/12/25 .. 153 153
991769114.UG.FTS.B, 17.99%, 2/12/25 .. 336 344
991807436.UG.FTS.B, 17.99%, 2/12/25 .. 202 207
991941107.UG.FTS.B, 17.99%, 2/12/25 .. 211 211
991827757.UG.FTS.B, 18.97%, 2/12/25 .. 113 116
991872148.UG.FTS.B, 18.97%, 2/12/25 .. 2,727 671
991816619.UG.FTS.B, 19.21%, 2/12/25 .. 462 472
991864191.UG.FTS.B, 19.21%, 2/12/25 .. 770 788
991840163.UG.FTS.B, 19.8%, 2/12/25 ... 392 399
991760875.UG.FTS.B, 19.99%, 2/12/25 .. 61 63
991786840.UG.FTS.B, 19.99%, 2/12/25 .. 167 175
991805953.UG.FTS.B, 19.99%, 2/12/25 .. 23 23
991826760.UG.FTS.B, 19.99%, 2/12/25 .. 69 70
991752839.UG.FTS.B, 20.46%, 2/12/25 .. 840 843
991852722.UG.FTS.B, 20.46%, 2/12/25 .. 403 413
992003412.UG.FTS.B, 20.46%, 2/12/25 .. 155 158
991871804.UG.FTS.B, 20.97%, 2/12/25 .. 257 263
991957028.UG.FTS.B, 20.97%, 2/12/25 .. 72 73
991802583.UG.FTS.B, 21.46%, 2/12/25 .. 138 139
991806756.UG.FTS.B, 21.46%, 2/12/25 .. 26 27
991863804.UG.FTS.B, 21.98%, 2/12/25 .. 738 757
991833350.UG.FTS.B, 22.97%, 2/12/25 .. 1,012 1,035
991820674.UG.FTS.B, 23.95%, 2/12/25 .. 132 135
991849884.UG.FTS.B, 27.99%, 2/12/25 .. 491 135
991753187.UG.FTS.B, 28.98%, 2/12/25 .. 167 174
991786749.UG.FTS.B, 28.98%, 2/12/25 .. 284 290
991801416.UG.FTS.B, 28.98%, 2/12/25 .. 387 405
991803393.UG.FTS.B, 28.98%, 2/12/25 .. 432 451
991804110.UG.FTS.B, 28.98%, 2/12/25 .. 95 99
991806309.UG.FTS.B, 28.98%, 2/12/25 .. 106 110
991812552.UG.FTS.B, 28.98%, 2/12/25 .. 49 50
991817723.UG.FTS.B, 28.98%, 2/12/25 .. 84 88
991817728.UG.FTS.B, 28.98%, 2/12/25 .. 125 131

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991818557.UG.FTS.B, 28.98%, 2/12/25 .. $ 70 $ 72
991829022.UG.FTS.B, 28.98%, 2/12/25 .. 53 53
991830871.UG.FTS.B, 28.98%, 2/12/25 .. 212 219
991832753.UG.FTS.B, 28.98%, 2/12/25 .. 282 293
991836990.UG.FTS.B, 28.98%, 2/12/25 .. 69 70
991838664.UG.FTS.B, 28.98%, 2/12/25 .. 967 976
991838703.UG.FTS.B, 28.98%, 2/12/25 .. 73 76
991839992.UG.FTS.B, 28.98%, 2/12/25 .. 6 6
991841608.UG.FTS.B, 28.98%, 2/12/25 .. 186 195
991843868.UG.FTS.B, 28.98%, 2/12/25 .. 163 170
991807146.UG.FTS.B, 29.46%, 2/12/25 .. 218 228
991753952.UG.FTS.B, 29.49%, 2/12/25 .. 358 367
991762228.UG.FTS.B, 29.49%, 2/12/25 .. 86 90
991777163.UG.FTS.B, 29.49%, 2/12/25 .. 18 19
991790482.UG.FTS.B, 29.49%, 2/12/25 .. 136 140
991798251.UG.FTS.B, 29.49%, 2/12/25 .. 74 76
991803191.UG.FTS.B, 29.49%, 2/12/25 .. 173 181
991804775.UG.FTS.B, 29.49%, 2/12/25 .. 407 57
991806948.UG.FTS.B, 29.49%, 2/12/25 .. 101 106
991809346.UG.FTS.B, 29.49%, 2/12/25 .. 117 120
991811105.UG.FTS.B, 29.49%, 2/12/25 .. 37 38
991813309.UG.FTS.B, 29.49%, 2/12/25 .. 107 112
991815155.UG.FTS.B, 29.49%, 2/12/25 .. 73 –
991825037.UG.FTS.B, 29.49%, 2/12/25 .. 38 39
991826473.UG.FTS.B, 29.49%, 2/12/25 .. 40 40
991828550.UG.FTS.B, 29.49%, 2/12/25 .. 327 342
991829556.UG.FTS.B, 29.49%, 2/12/25 .. 22 22
991837472.UG.FTS.B, 29.49%, 2/12/25 .. 101 106
991846043.UG.FTS.B, 29.49%, 2/12/25 .. 79 83
991849938.UG.FTS.B, 29.49%, 2/12/25 .. 84 88
991850275.UG.FTS.B, 29.49%, 2/12/25 .. 214 224
991853347.UG.FTS.B, 29.49%, 2/12/25 .. 1,762 1,843
991854668.UG.FTS.B, 29.49%, 2/12/25 .. 1,381 1,447
991805134.UG.FTS.B, Zero Cpn, 2/13/25 . 595 41
991822593.UG.FTS.B, Zero Cpn, 2/13/25 . 148 10
991874122.UG.FTS.B, Zero Cpn, 2/13/25 . 249 17
991834929.UG.FTS.B, 14.98%, 2/13/25 .. 251 257
991837288.UG.FTS.B, 15%, 2/13/25 ..... 46 47
991838768.UG.FTS.B, 15%, 2/13/25 ..... 226 228
991897034.UG.FTS.B, 15%, 2/13/25 ..... 22 22
991900934.UG.FTS.B, 15.97%, 2/13/25 .. 140 142
991995168.UG.FTS.B, 15.97%, 2/13/25 .. 75 77
991772971.UG.FTS.B, 16.99%, 2/13/25 .. 834 839
991789526.UG.FTS.B, 16.99%, 2/13/25 .. 460 470
991851687.UG.FTS.B, 16.99%, 2/13/25 .. 51 51
991863444.UG.FTS.B, 16.99%, 2/13/25 .. 87 87
991898765.UG.FTS.B, 16.99%, 2/13/25 .. 3,069 3,134
991917280.UG.FTS.B, 16.99%, 2/13/25 .. 1,013 1,036
991964092.UG.FTS.B, 16.99%, 2/13/25 .. 832 846
991991790.UG.FTS.B, 16.99%, 2/13/25 .. 29 30
991764232.UG.FTS.B, 17.99%, 2/13/25 .. 87 89
991764725.UG.FTS.B, 17.99%, 2/13/25 .. 116 119
991765109.UG.FTS.B, 17.99%, 2/13/25 .. 35 35
991770734.UG.FTS.B, 17.99%, 2/13/25 .. 131 134
991790361.UG.FTS.B, 17.99%, 2/13/25 .. 41 42
991762564.UG.FTS.B, 18.97%, 2/13/25 .. 231 235
991860430.UG.FTS.B, 18.97%, 2/13/25 .. 32 32
991888359.UG.FTS.B, 19.21%, 2/13/25 .. 40 40
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991994001.UG.FTS.B, 19.21%, 2/13/25 .. $ 359 $ 366
991763007.UG.FTS.B, 19.8%, 2/13/25 ... 48 48
991804993.UG.FTS.B, 19.99%, 2/13/25 .. 296 309
991815843.UG.FTS.B, 19.99%, 2/13/25 .. 404 411
991816388.UG.FTS.B, 19.99%, 2/13/25 .. 28 29
991828017.UG.FTS.B, 19.99%, 2/13/25 .. 32 32
991831745.UG.FTS.B, 19.99%, 2/13/25 .. 186 193
991834564.UG.FTS.B, 19.99%, 2/13/25 .. 1,258 1,300
991835719.UG.FTS.B, 20.46%, 2/13/25 .. 1,700 1,741
991851215.UG.FTS.B, 20.46%, 2/13/25 .. 47 47
991810702.UG.FTS.B, 20.97%, 2/13/25 .. 954 –
991804184.UG.FTS.B, 21.46%, 2/13/25 .. 131 67
991826312.UG.FTS.B, 21.46%, 2/13/25 .. 489 494
991844908.UG.FTS.B, 21.46%, 2/13/25 .. 1,474 1,511
991867322.UG.FTS.B, 21.46%, 2/13/25 .. 175 178
991838484.UG.FTS.B, 21.98%, 2/13/25 .. 243 245
991884233.UG.FTS.B, 21.98%, 2/13/25 .. 75 77
991964103.UG.FTS.B, 21.98%, 2/13/25 .. 191 –
991845521.UG.FTS.B, 22.95%, 2/13/25 .. 2,392 2,455
991836654.UG.FTS.B, 23.95%, 2/13/25 .. 1,065 1,092
991817461.UG.FTS.B, 27.99%, 2/13/25 .. 292 302
991832074.UG.FTS.B, 27.99%, 2/13/25 .. 78 81
991773511.UG.FTS.B, 28.98%, 2/13/25 .. 106 109
991777156.UG.FTS.B, 28.98%, 2/13/25 .. 819 851
991794293.UG.FTS.B, 28.98%, 2/13/25 .. 675 695
991795226.UG.FTS.B, 28.98%, 2/13/25 .. 121 122
991804663.UG.FTS.B, 28.98%, 2/13/25 .. 96 100
991805844.UG.FTS.B, 28.98%, 2/13/25 .. 332 340
991807185.UG.FTS.B, 28.98%, 2/13/25 .. 43 44
991808321.UG.FTS.B, 28.98%, 2/13/25 .. 324 338
991808486.UG.FTS.B, 28.98%, 2/13/25 .. 139 142
991808933.UG.FTS.B, 28.98%, 2/13/25 .. 121 126
991809700.UG.FTS.B, 28.98%, 2/13/25 .. 404 419
991811977.UG.FTS.B, 28.98%, 2/13/25 .. 103 14
991814474.UG.FTS.B, 28.98%, 2/13/25 .. 8 8
991816221.UG.FTS.B, 28.98%, 2/13/25 .. 122 127
991817001.UG.FTS.B, 28.98%, 2/13/25 .. 367 299
991817771.UG.FTS.B, 28.98%, 2/13/25 .. 76 79
991822597.UG.FTS.B, 28.98%, 2/13/25 .. 149 156
991832349.UG.FTS.B, 28.98%, 2/13/25 .. 100 103
991840865.UG.FTS.B, 28.98%, 2/13/25 .. 135 140
991844003.UG.FTS.B, 28.98%, 2/13/25 .. 251 262
991844836.UG.FTS.B, 28.98%, 2/13/25 .. 80 81
991845546.UG.FTS.B, 28.98%, 2/13/25 .. 277 290
991849019.UG.FTS.B, 28.98%, 2/13/25 .. 197 200
991849383.UG.FTS.B, 28.98%, 2/13/25 .. 615 642
991853522.UG.FTS.B, 28.98%, 2/13/25 .. 1,384 1,438
991762706.UG.FTS.B, 29.49%, 2/13/25 .. 71 75
991794448.UG.FTS.B, 29.49%, 2/13/25 .. 77 81
991802525.UG.FTS.B, 29.49%, 2/13/25 .. 736 770
991803467.UG.FTS.B, 29.49%, 2/13/25 .. 355 368
991810935.UG.FTS.B, 29.49%, 2/13/25 .. 151 159
991812601.UG.FTS.B, 29.49%, 2/13/25 .. 289 302
991813160.UG.FTS.B, 29.49%, 2/13/25 .. 81 84
991814587.UG.FTS.B, 29.49%, 2/13/25 .. 156 159
991816392.UG.FTS.B, 29.49%, 2/13/25 .. 69 73
991820548.UG.FTS.B, 29.49%, 2/13/25 .. 908 924
991820840.UG.FTS.B, 29.49%, 2/13/25 .. 147 155

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991821533.UG.FTS.B, 29.49%, 2/13/25 .. $ 18 $ 18
991825720.UG.FTS.B, 29.49%, 2/13/25 .. 1,240 1,299
991856005.UG.FTS.B, 29.49%, 2/13/25 .. 11 11
991857159.UG.FTS.B, 29.49%, 2/13/25 .. 436 456
991857606.UG.FTS.B, 29.49%, 2/13/25 .. 115 121
991764741.UG.FTS.B, Zero Cpn, 2/14/25 . 2,638 179
991802904.UG.FTS.B, Zero Cpn, 2/14/25 . 240 17
991807226.UG.FTS.B, Zero Cpn, 2/14/25 . 134 9
991845578.UG.FTS.B, Zero Cpn, 2/14/25 . 214 15
991773058.UG.FTS.B, 15.97%, 2/14/25 .. 4 4
991770123.UG.FTS.B, 16.99%, 2/14/25 .. 602 604
991784739.UG.FTS.B, 16.99%, 2/14/25 .. 1,297 1,326
991939974.UG.FTS.B, 16.99%, 2/14/25 .. 320 327
991962430.UG.FTS.B, 16.99%, 2/14/25 .. 150 153
991767560.UG.FTS.B, 17.99%, 2/14/25 .. 148 148
991772757.UG.FTS.B, 17.99%, 2/14/25 .. 4,014 4,082
991775466.UG.FTS.B, 17.99%, 2/14/25 .. 189 189
991813547.UG.FTS.B, 17.99%, 2/14/25 .. 29 29
991813569.UG.FTS.B, 17.99%, 2/14/25 .. 361 370
991830188.UG.FTS.B, 18.97%, 2/14/25 .. 623 638
991836509.UG.FTS.B, 19.21%, 2/14/25 .. 459 57
991871531.UG.FTS.B, 19.8%, 2/14/25 ... 155 158
991873354.UG.FTS.B, 19.8%, 2/14/25 ... 37 37
991804998.UG.FTS.B, 19.99%, 2/14/25 .. 44 46
991805685.UG.FTS.B, 19.99%, 2/14/25 .. 83 84
991820154.UG.FTS.B, 19.99%, 2/14/25 .. 41 42
991842185.UG.FTS.B, 19.99%, 2/14/25 .. 103 104
991825048.UG.FTS.B, 20.97%, 2/14/25 .. 142 144
991900726.UG.FTS.B, 20.97%, 2/14/25 .. 220 225
991889627.UG.FTS.B, 21.46%, 2/14/25 .. 133 34
991897328.UG.FTS.B, 21.46%, 2/14/25 .. 24 24
991910744.UG.FTS.B, 21.46%, 2/14/25 .. 55 56
991806406.UG.FTS.B, 25.94%, 2/14/25 .. 96 97
991842393.UG.FTS.B, 25.95%, 2/14/25 .. 27 27
991807412.UG.FTS.B, 28.98%, 2/14/25 .. 457 471
991814585.UG.FTS.B, 28.98%, 2/14/25 .. 545 565
991815145.UG.FTS.B, 28.98%, 2/14/25 .. 89 92
991818104.UG.FTS.B, 28.98%, 2/14/25 .. 133 135
991820882.UG.FTS.B, 28.98%, 2/14/25 .. 451 464
991823151.UG.FTS.B, 28.98%, 2/14/25 .. 199 207
991824915.UG.FTS.B, 28.98%, 2/14/25 .. 75 78
991835570.UG.FTS.B, 28.98%, 2/14/25 .. 111 116
991835935.UG.FTS.B, 28.98%, 2/14/25 .. 249 260
991838203.UG.FTS.B, 28.98%, 2/14/25 .. 89 –
991841496.UG.FTS.B, 28.98%, 2/14/25 .. 90 93
991847760.UG.FTS.B, 28.98%, 2/14/25 .. 58 60
991764780.UG.FTS.B, 29.49%, 2/14/25 .. 63 65
991787306.UG.FTS.B, 29.49%, 2/14/25 .. 63 65
991792923.UG.FTS.B, 29.49%, 2/14/25 .. 86 12
991803107.UG.FTS.B, 29.49%, 2/14/25 .. 113 119
991805019.UG.FTS.B, 29.49%, 2/14/25 .. 67 18
991806920.UG.FTS.B, 29.49%, 2/14/25 .. 50 16
991807783.UG.FTS.B, 29.49%, 2/14/25 .. 17 17
991808473.UG.FTS.B, 29.49%, 2/14/25 .. 966 1,009
991811157.UG.FTS.B, 29.49%, 2/14/25 .. 47 48
991811373.UG.FTS.B, 29.49%, 2/14/25 .. 390 410
991812058.UG.FTS.B, 29.49%, 2/14/25 .. 105 108
991812461.UG.FTS.B, 29.49%, 2/14/25 .. 1,387 429
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991815619.UG.FTS.B, 29.49%, 2/14/25 .. $ 24 $ 25
991817021.UG.FTS.B, 29.49%, 2/14/25 .. 67 70
991818882.UG.FTS.B, 29.49%, 2/14/25 .. 138 139
991818945.UG.FTS.B, 29.49%, 2/14/25 .. 127 128
991819000.UG.FTS.B, 29.49%, 2/14/25 .. 77 79
991820047.UG.FTS.B, 29.49%, 2/14/25 .. 558 585
991821673.UG.FTS.B, 29.49%, 2/14/25 .. 6 6
991822073.UG.FTS.B, 29.49%, 2/14/25 .. 238 251
991822173.UG.FTS.B, 29.49%, 2/14/25 .. 128 135
991823710.UG.FTS.B, 29.49%, 2/14/25 .. 224 235
991825101.UG.FTS.B, 29.49%, 2/14/25 .. 530 555
991826429.UG.FTS.B, 29.49%, 2/14/25 .. 7 7
991826813.UG.FTS.B, 29.49%, 2/14/25 .. 3 3
991831048.UG.FTS.B, 29.49%, 2/14/25 .. 791 820
991832048.UG.FTS.B, 29.49%, 2/14/25 .. 77 81
991832343.UG.FTS.B, 29.49%, 2/14/25 .. 136 141
991834001.UG.FTS.B, 29.49%, 2/14/25 .. 167 175
991835429.UG.FTS.B, 29.49%, 2/14/25 .. 559 586
991842038.UG.FTS.B, 29.49%, 2/14/25 .. 97 102
991843173.UG.FTS.B, 29.49%, 2/14/25 .. 72 73
991843756.UG.FTS.B, 29.49%, 2/14/25 .. 1,424 1,434
991844460.UG.FTS.B, 29.49%, 2/14/25 .. 10 10
991847323.UG.FTS.B, 29.49%, 2/14/25 .. 81 84
991849155.UG.FTS.B, 29.49%, 2/14/25 .. 204 28
991850312.UG.FTS.B, 29.49%, 2/14/25 .. 11 11
991852753.UG.FTS.B, 29.49%, 2/14/25 .. 103 109
991855825.UG.FTS.B, 29.49%, 2/14/25 .. 1,021 74
991789128.UG.FTS.B, 15%, 2/15/25 ..... 701 711
991851600.UG.FTS.B, 15.97%, 2/15/25 .. 209 213
991781788.UG.FTS.B, 15.99%, 2/15/25 .. 336 343
991818245.UG.FTS.B, 15.99%, 2/15/25 .. 268 274
991774883.UG.FTS.B, 16.99%, 2/15/25 .. 670 490
991885852.UG.FTS.B, 16.99%, 2/15/25 .. 81 83
991967241.UG.FTS.B, 16.99%, 2/15/25 .. 116 118
991784876.UG.FTS.B, 17.99%, 2/15/25 .. 564 576
991897877.UG.FTS.B, 17.99%, 2/15/25 .. 741 101
991838452.UG.FTS.B, 18.97%, 2/15/25 .. 592 602
991853538.UG.FTS.B, 18.97%, 2/15/25 .. 682 159
991842168.UG.FTS.B, 19.21%, 2/15/25 .. 315 321
991860520.UG.FTS.B, 19.21%, 2/15/25 .. 769 787
991885352.UG.FTS.B, 19.8%, 2/15/25 ... 58 59
991776382.UG.FTS.B, 19.99%, 2/15/25 .. 8 8
991777402.UG.FTS.B, 19.99%, 2/15/25 .. 47 49
991784969.UG.FTS.B, 19.99%, 2/15/25 .. 842 858
991802931.UG.FTS.B, 19.99%, 2/15/25 .. 81 85
991811839.UG.FTS.B, 19.99%, 2/15/25 .. 17 17
991829098.UG.FTS.B, 19.99%, 2/15/25 .. 372 389
991841309.UG.FTS.B, 21.97%, 2/15/25 .. 244 249
991835552.UG.FTS.B, 21.98%, 2/15/25 .. 265 271
991840733.UG.FTS.B, 22.95%, 2/15/25 .. 16 16
991946872.UG.FTS.B, 23.95%, 2/15/25 .. 217 55
991807279.UG.FTS.B, 27.99%, 2/15/25 .. 97 102
991779814.UG.FTS.B, 28.98%, 2/15/25 .. 534 560
991806632.UG.FTS.B, 28.98%, 2/15/25 .. 164 171
991808277.UG.FTS.B, 28.98%, 2/15/25 .. 210 220
991808466.UG.FTS.B, 28.98%, 2/15/25 .. 128 134
991808666.UG.FTS.B, 28.98%, 2/15/25 .. 103 103
991811774.UG.FTS.B, 28.98%, 2/15/25 .. 125 130

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991817978.UG.FTS.B, 28.98%, 2/15/25 .. $ 557 $ 579
991818026.UG.FTS.B, 28.98%, 2/15/25 .. 106 109
991823702.UG.FTS.B, 28.98%, 2/15/25 .. 286 299
991825566.UG.FTS.B, 28.98%, 2/15/25 .. 73 77
991840458.UG.FTS.B, 28.98%, 2/15/25 .. 14 14
991843119.UG.FTS.B, 28.98%, 2/15/25 .. 150 157
991844759.UG.FTS.B, 28.98%, 2/15/25 .. 194 203
991852017.UG.FTS.B, 28.98%, 2/15/25 .. 144 150
991852088.UG.FTS.B, 28.98%, 2/15/25 .. 16 16
991853669.UG.FTS.B, 28.98%, 2/15/25 .. 48 48
991855575.UG.FTS.B, 28.98%, 2/15/25 .. 120 121
991778437.UG.FTS.B, 29.49%, 2/15/25 .. 179 189
991794398.UG.FTS.B, 29.49%, 2/15/25 .. 146 149
991803612.UG.FTS.B, 29.49%, 2/15/25 .. 50 52
991804151.UG.FTS.B, 29.49%, 2/15/25 .. 64 67
991807392.UG.FTS.B, 29.49%, 2/15/25 .. 20 20
991808149.UG.FTS.B, 29.49%, 2/15/25 .. 78 83
991808493.UG.FTS.B, 29.49%, 2/15/25 .. 98 103
991811260.UG.FTS.B, 29.49%, 2/15/25 .. 287 301
991811888.UG.FTS.B, 29.49%, 2/15/25 .. 25 25
991814443.UG.FTS.B, 29.49%, 2/15/25 .. 190 200
991816017.UG.FTS.B, 29.49%, 2/15/25 .. 73 74
991818267.UG.FTS.B, 29.49%, 2/15/25 .. 56 59
991819412.UG.FTS.B, 29.49%, 2/15/25 .. 133 37
991820526.UG.FTS.B, 29.49%, 2/15/25 .. 233 244
991824951.UG.FTS.B, 29.49%, 2/15/25 .. 110 114
991825651.UG.FTS.B, 29.49%, 2/15/25 .. 466 480
991825953.UG.FTS.B, 29.49%, 2/15/25 .. 1,653 1,721
991826550.UG.FTS.B, 29.49%, 2/15/25 .. 54 55
991830568.UG.FTS.B, 29.49%, 2/15/25 .. 172 180
991832219.UG.FTS.B, 29.49%, 2/15/25 .. 58 61
991833396.UG.FTS.B, 29.49%, 2/15/25 .. 323 341
991834132.UG.FTS.B, 29.49%, 2/15/25 .. 111 116
991834349.UG.FTS.B, 29.49%, 2/15/25 .. 83 87
991835600.UG.FTS.B, 29.49%, 2/15/25 .. 37 38
991840852.UG.FTS.B, 29.49%, 2/15/25 .. 3 3
991842134.UG.FTS.B, 29.49%, 2/15/25 .. 187 192
991842634.UG.FTS.B, 29.49%, 2/15/25 .. 30 31
991842993.UG.FTS.B, 29.49%, 2/15/25 .. 107 112
991843227.UG.FTS.B, 29.49%, 2/15/25 .. 165 43
991846709.UG.FTS.B, 29.49%, 2/15/25 .. 113 118
991849202.UG.FTS.B, 29.49%, 2/15/25 .. 271 286
991851480.UG.FTS.B, 29.49%, 2/15/25 .. 407 410
991855015.UG.FTS.B, 29.49%, 2/15/25 .. 99 103
991857058.UG.FTS.B, 29.49%, 2/15/25 .. 1,046 80
991826430.UG.FTS.B, Zero Cpn, 2/16/25 . 64 5
991823722.UG.FTS.B, 14.97%, 2/16/25 .. 435 445
991797926.UG.FTS.B, 14.98%, 2/16/25 .. 141 143
991982440.UG.FTS.B, 14.98%, 2/16/25 .. 28 29
991801116.UG.FTS.B, 15%, 2/16/25 ..... 1,762 1,804
991824562.UG.FTS.B, 15.97%, 2/16/25 .. 29 29
991787407.UG.FTS.B, 16.99%, 2/16/25 .. 307 314
991854632.UG.FTS.B, 16.99%, 2/16/25 .. 255 261
991902815.UG.FTS.B, 16.99%, 2/16/25 .. 109 112
991929151.UG.FTS.B, 16.99%, 2/16/25 .. 16 16
991937144.UG.FTS.B, 16.99%, 2/16/25 .. 1,422 1,456
991941145.UG.FTS.B, 16.99%, 2/16/25 .. 180 183
991959965.UG.FTS.B, 16.99%, 2/16/25 .. – –
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991964791.UG.FTS.B, 16.99%, 2/16/25 .. $ 1,014 $ 1,038
991847924.UG.FTS.B, 17.97%, 2/16/25 .. 110 112
991851044.UG.FTS.B, 17.97%, 2/16/25 .. 139 139
991868894.UG.FTS.B, 17.99%, 2/16/25 .. 530 543
991921494.UG.FTS.B, 17.99%, 2/16/25 .. 2,949 3,010
991856214.UG.FTS.B, 29.49%, 2/16/25 .. 119 125
991956251.UG.FTS.B, 29.49%, 2/16/25 .. 25 2
991854974.UG.FTS.B, 19.99%, 2/17/25 .. 130 136
991793801.UG.FTS.B, 28.98%, 2/17/25 .. 54 56
991804304.UG.FTS.B, 28.98%, 2/17/25 .. 157 165
991806681.UG.FTS.B, 28.98%, 2/17/25 .. 512 536
991822283.UG.FTS.B, 28.98%, 2/17/25 .. 1,609 111
991843418.UG.FTS.B, 28.98%, 2/17/25 .. 144 151
991878584.UG.FTS.B, 28.98%, 2/17/25 .. 214 223
991985560.UG.FTS.B, 28.98%, 2/17/25 .. 275 288
991995440.UG.FTS.B, 28.98%, 2/17/25 .. 235 –
991806949.UG.FTS.B, 29.49%, 2/17/25 .. 75 79
991830438.UG.FTS.B, 29.49%, 2/17/25 .. 145 152
991831432.UG.FTS.B, 29.49%, 2/17/25 .. 86 91
991867715.UG.FTS.B, 29.49%, 2/17/25 .. 165 168
992003670.UG.FTS.B, 29.49%, 2/17/25 .. 261 266
992008864.UG.FTS.B, 29.49%, 2/17/25 .. 119 123
991833915.UG.FTS.B, Zero Cpn, 4/12/25 . 76 5
991806983.UG.FTS.B, 19.8%, 4/13/25 ... 104 105
991816211.UG.FTS.B, Zero Cpn, 5/12/25 . 114 8
991785806.UG.FTS.B, 20.46%, 5/12/25 .. 162 13
991849835.UG.FTS.B, 16.99%, 5/15/25 .. 384 392
991814314.UG.FTS.B, 29.49%, 6/13/25 .. 848 866
991809713.UG.FTS.B, 29.49%, 6/14/25 .. 88 70
991821694.UG.FTS.B, 29.49%, 6/14/25 .. 203 209
991816717.UG.FTS.B, 29.49%, 6/15/25 .. 223 235
991848073.UG.FTS.B, 29.49%, 6/15/25 .. 295 302
991829765.UG.FTS.B, 29.49%, 6/17/25 .. 179 188
991799677.UG.FTS.B, 19.99%, 7/12/25 .. 656 49
991809320.UG.FTS.B, 19.99%, 7/14/25 .. 111 8
991763663.UG.FTS.B, 16.99%, 9/13/25 .. 282 288
991872326.UG.FTS.B, 17.99%, 10/16/25 . 3,739 274
991854422.UG.FTS.B, 29.49%, 10/17/25 . 579 456
991807486.UG.FTS.B, 28.98%, 11/14/25 . 174 22
991835626.UG.FTS.B, 28.98%, 12/15/25 . 241 251
991808185.UG.FTS.B, 17.99%, 2/15/26 .. 806 90
991811876.UG.FTS.B, 28.98%, 5/12/26 .. 272 279
991830633.UG.FTS.B, Zero Cpn, 10/12/27 – –
991803773.UG.FTS.B, 28.98%, 12/11/27 . – –
991847529.UG.FTS.B, 29.49%, 10/12/28 . – –
991802829.UG.FTS.B, Zero Cpn, 10/14/28 17 1
991829905.UG.FTS.B, 29.49%, 10/14/28 . 1 1
991828499.UG.FTS.B, 28.98%, 11/13/28 . 41 42
991834770.UG.FTS.B, 29.49%, 11/15/28 . 18 1
991924634.UG.FTS.B, 29.49%, 11/17/28 . 4 4
120,065
Upstart Network, Inc.
L1714497.UP.FTS.B, 5.26%, 9/15/24 .... 3,225 3,200
L1716943.UP.FTS.B, 9.3%, 9/15/24 ..... 3,333 3,327
L1715024.UP.FTS.B, 9.8%, 9/15/24 ..... 1,006 1,004
L1717347.UP.FTS.B, 10.59%, 9/15/24 .... 1,680 1,677
L1716025.UP.FTS.B, 10.69%, 9/15/24 .... 1,700 1,700

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1715704.UP.FTS.B, 11.53%, 9/15/24 .... $ 5,163 $ 5,155
L1717926.UP.FTS.B, 11.94%, 9/15/24 .... 1,691 1,691
L1716380.UP.FTS.B, 13.61%, 9/15/24 .... 699 699
L1717607.UP.FTS.B, 13.74%, 9/15/24 .... 3,498 3,499
L1716238.UP.FTS.B, 14.13%, 9/15/24 .... 1,533 1,540
L1714869.UP.FTS.B, 15.65%, 9/15/24 .... 4,465 4,489
L1715589.UP.FTS.B, 16.64%, 9/15/24 .... 5,390 5,434
L1716811.UP.FTS.B, 16.92%, 9/15/24 .... 613 590
L1716828.UP.FTS.B, 17.26%, 9/15/24 .... 1,084 1,093
L1716020.UP.FTS.B, 23.35%, 9/15/24 .... 687 693
L1715151.UP.FTS.B, 23.45%, 9/15/24 .... 758 763
L1712382.UP.FTS.B, 23.73%, 9/15/24 .... 3,839 3,832
L1717684.UP.FTS.B, 25.05%, 9/15/24 .... 899 904
FW1717862.UP.FTS.B, 25.93%, 9/15/24 .. 895 257
FW1714926.UP.FTS.B, 28.33%, 9/15/24 .. 2,780 196
FW1715798.UP.FTS.B, 29.92%, 9/15/24 .. 564 568
L1885954.UP.FTS.B, 10.47%, 10/20/24 ... 2,000 1,906
L1886505.UP.FTS.B, 13.79%, 10/20/24 ... 380 383
L1888623.UP.FTS.B, 13.96%, 10/20/24 ... 1,142 1,140
L1887864.UP.FTS.B, 14.09%, 10/20/24 ... 762 761
L1887716.UP.FTS.B, 16.64%, 10/20/24 ... 1,560 1,569
L1885599.UP.FTS.B, 18.65%, 10/20/24 ... 541 39
L1884376.UP.FTS.B, 20.79%, 10/20/24 ... 7,906 7,600
L1889126.UP.FTS.B, 20.94%, 10/20/24 ... 4,624 1,415
FW1885604.UP.FTS.B, 21.27%, 10/20/24 . 15,824 325
L1885440.UP.FTS.B, 22.25%, 10/20/24 ... 229 228
L1889255.UP.FTS.B, 22.61%, 10/20/24 ... 1,824 1,831
FW1885395.UP.FTS.B, 26.24%, 10/20/24 . 1,268 1,277
FW1880410.UP.FTS.B, 27.93%, 10/20/24 . 1,714 1,720
FW1886414.UP.FTS.B, 28.39%, 10/20/24 . 870 873
L2037773.UP.FTS.B, 5.25%, 11/15/24 .... 2,874 2,850
L2046679.UP.FTS.B, 6.86%, 11/15/24 .... 3,862 3,831
L2039391.UP.FTS.B, 7.16%, 11/15/24 .... 434 430
L2047798.UP.FTS.B, 7.62%, 11/15/24 .... 1,787 1,781
L2049330.UP.FTS.B, 8.87%, 11/15/24 .... 3,881 3,871
L2047834.UP.FTS.B, 9.02%, 11/15/24 .... 1,250 1,246
L2048001.UP.FTS.B, 10.35%, 11/15/24 ... 1,985 1,980
L2047620.UP.FTS.B, 10.51%, 11/15/24 ... 1,197 1,193
L2048059.UP.FTS.B, 10.92%, 11/15/24 ... 126 125
L2047919.UP.FTS.B, 10.97%, 11/15/24 ... 8,719 508
L2047014.UP.FTS.B, 11.93%, 11/15/24 ... 3,888 3,882
L2048381.UP.FTS.B, 12.98%, 11/15/24 ... 1,770 490
L2048784.UP.FTS.B, 13.49%, 11/15/24 ... 1,224 1,222
L2047467.UP.FTS.B, 14.6%, 11/15/24 .... 4,040 583
L2047716.UP.FTS.B, 15.83%, 11/15/24 ... 3,606 3,628
L2049293.UP.FTS.B, 16.54%, 11/15/24 ... 2,094 2,108
FW2047086.UP.FTS.B, 16.6%, 11/15/24 .. 1,675 1,686
L2047759.UP.FTS.B, 17.02%, 11/15/24 ... 462 465
L2032354.UP.FTS.B, 18.46%, 11/15/24 ... 720 725
L2049049.UP.FTS.B, 18.57%, 11/15/24 ... 2,980 3,000
L2047756.UP.FTS.B, 18.93%, 11/15/24 ... 2,912 818
FW2047783.UP.FTS.B, 19.18%, 11/15/24 . 216 215
L2048756.UP.FTS.B, 19.75%, 11/15/24 ... 2,579 2,596
L2048019.UP.FTS.B, 19.76%, 11/15/24 ... 731 736
FW2047227.UP.FTS.B, 19.97%, 11/15/24 . 603 607
FW2047688.UP.FTS.B, 20.13%, 11/15/24 . 2,796 2,676
L2047733.UP.FTS.B, 21.64%, 11/15/24 ... 1,826 273
L2046773.UP.FTS.B, 21.75%, 11/15/24 ... 639 640
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2048597.UP.FTS.B, 22.48%, 11/15/24 ... $ 149 $ 147
L2047942.UP.FTS.B, 23.17%, 11/15/24 ... 1,607 1,607
L2096245.UP.FTS.B, 7.08%, 11/22/24 .... 1,791 1,776
L2094775.UP.FTS.B, 7.57%, 11/22/24 .... 1,936 1,933
L2095323.UP.FTS.B, 10.22%, 11/22/24 ... 595 594
L2096413.UP.FTS.B, 11.37%, 11/22/24 ... 8,012 7,999
L2094380.UP.FTS.B, 14.25%, 11/22/24 ... 1,793 1,802
L2096824.UP.FTS.B, 14.34%, 11/22/24 ... 3,288 3,316
L2095963.UP.FTS.B, 14.96%, 11/22/24 ... 823 824
FW2095095.UP.FTS.B, 15.88%, 11/22/24 . 731 732
L2095754.UP.FTS.B, 16.91%, 11/22/24 ... 2,077 2,095
FW2096312.UP.FTS.B, 17.78%, 11/22/24 . 1,902 1,829
L2094961.UP.FTS.B, 18.66%, 11/22/24 ... 426 430
FW2091484.UP.FTS.B, 19.01%, 11/22/24 . 2,314 2,226
FW2094863.UP.FTS.B, 19.11%, 11/22/24 . 428 431
FW2094110.UP.FTS.B, 19.91%, 11/22/24 . 546 18
FW2095652.UP.FTS.B, 28.05%, 11/22/24 . 5,135 1,562
FW2096872.UP.FTS.B, 28.81%, 11/22/24 . 2,046 2,030
FW2094168.UP.FTS.B, 28.88%, 11/22/24 . 1,184 1,189
L2047831.UP.FTS.B, 20.33%, 11/23/24 ... 2,820 2,840
FW2095845.UP.FTS.B, 15.91%, 11/28/24 . 2,297 2,317
L2292994.UP.FTS.B, 5.09%, 12/21/24 .... 1,221 1,212
L2294913.UP.FTS.B, 5.24%, 12/21/24 .... 897 890
FW2294665.UP.FTS.B, 5.75%, 12/21/24 .. 819 813
L2295367.UP.FTS.B, 5.78%, 12/21/24 .... 901 894
FW2293946.UP.FTS.B, 6.19%, 12/21/24 .. 3,231 3,207
L2295100.UP.FTS.B, 7.19%, 12/21/24 .... 452 448
FW2294439.UP.FTS.B, 7.72%, 12/21/24 .. 4,422 4,406
L2294814.UP.FTS.B, 7.77%, 12/21/24 .... 1,872 1,868
L2294775.UP.FTS.B, 8.85%, 12/21/24 .... 1,262 1,259
L2293437.UP.FTS.B, 11.78%, 12/21/24 ... 2,068 2,064
L2294851.UP.FTS.B, 13.12%, 12/21/24 ... 875 873
L2294095.UP.FTS.B, 13.3%, 12/21/24 .... 524 523
L2296216.UP.FTS.B, 13.69%, 12/21/24 ... 1,542 1,541
L2294949.UP.FTS.B, 13.95%, 12/21/24 ... 1,871 1,795
L2295222.UP.FTS.B, 15.07%, 12/21/24 ... 1,550 1,562
FW2295530.UP.FTS.B, 15.84%, 12/21/24 . 2,637 2,650
L2294127.UP.FTS.B, 16.18%, 12/21/24 ... 2,379 2,283
L2293609.UP.FTS.B, 16.79%, 12/21/24 ... 2,411 2,428
L2294084.UP.FTS.B, 17.86%, 12/21/24 ... 679 685
L2294351.UP.FTS.B, 19.21%, 12/21/24 ... 1,323 1,271
L2285455.UP.FTS.B, 19.28%, 12/21/24 ... 916 923
L2295474.UP.FTS.B, 19.79%, 12/21/24 ... 1,839 1,853
FW2296126.UP.FTS.B, 21.1%, 12/21/24 .. 505 486
L2295046.UP.FTS.B, 21.11%, 12/21/24 ... 2,322 2,332
L2296169.UP.FTS.B, 21.4%, 12/21/24 .... 2,047 2,055
L2295180.UP.FTS.B, 22.24%, 12/21/24 ... 2,108 2,117
FW2294007.UP.FTS.B, 24.91%, 12/21/24 . 491 489
FW2295790.UP.FTS.B, 25.57%, 12/21/24 . 1,123 1,075
FW2295751.UP.FTS.B, 26.57%, 12/21/24 . 2,419 2,430
FW2294187.UP.FTS.B, 27.27%, 12/21/24 . 2,499 2,444
FW2294163.UP.FTS.B, 27.62%, 12/21/24 . 505 505
FW2295991.UP.FTS.B, 29.39%, 12/21/24 . 2,183 2,195
L2296625.UP.FTS.B, 5.45%, 12/22/24 .... 2,042 2,026
L2297554.UP.FTS.B, 5.64%, 12/22/24 .... 2,250 2,234
L2296988.UP.FTS.B, 5.71%, 12/22/24 .... 2,864 2,844
FW2297899.UP.FTS.B, 6.12%, 12/22/24 .. 22 22
L2297459.UP.FTS.B, 6.46%, 12/22/24 .... 2,053 2,038

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2297489.UP.FTS.B, 6.61%, 12/22/24 .. $ 222 $ 220
L2297555.UP.FTS.B, 6.86%, 12/22/24 .... 1,653 1,642
FW2298048.UP.FTS.B, 7.04%, 12/22/24 .. 6,605 1,841
L2297930.UP.FTS.B, 7.09%, 12/22/24 .... 1,325 1,315
L2299053.UP.FTS.B, 7.5%, 12/22/24 .... 2,494 2,489
L2298344.UP.FTS.B, 7.65%, 12/22/24 .... 3,278 3,271
L2298178.UP.FTS.B, 7.89%, 12/22/24 .... 2,503 2,494
L2298428.UP.FTS.B, 8.15%, 12/22/24 .... 2,671 2,666
FW2298230.UP.FTS.B, 8.66%, 12/22/24 .. 420 418
L2298269.UP.FTS.B, 8.91%, 12/22/24 .... 9,420 2,629
FW2300410.UP.FTS.B, 8.97%, 12/22/24 .. 617 612
FW2299098.UP.FTS.B, 9.21%, 12/22/24 .. 877 64
L2294325.UP.FTS.B, 9.41%, 12/22/24 .... 2,526 2,521
L2296700.UP.FTS.B, 9.69%, 12/22/24 .... 1,082 1,075
L2298627.UP.FTS.B, 10.13%, 12/22/24 ... 2,126 2,119
L2298051.UP.FTS.B, 10.22%, 12/22/24 ... 2,116 2,112
L2298036.UP.FTS.B, 10.46%, 12/22/24 ... 2,984 2,975
L2296736.UP.FTS.B, 10.73%, 12/22/24 ... 1,349 1,347
L2297100.UP.FTS.B, 11.43%, 12/22/24 ... 1,008 151
L2298636.UP.FTS.B, 11.78%, 12/22/24 ... 1,509 1,509
FW2295900.UP.FTS.B, 12.11%, 12/22/24 . 1,844 1,760
L2289317.UP.FTS.B, 12.5%, 12/22/24 .... 3,032 3,032
L2297999.UP.FTS.B, 13.52%, 12/22/24 ... 437 437
L2296920.UP.FTS.B, 13.62%, 12/22/24 ... 3,068 3,063
L2298784.UP.FTS.B, 14.44%, 12/22/24 ... 4,406 4,442
L2298193.UP.FTS.B, 14.62%, 12/22/24 ... 2,217 112
FW2297351.UP.FTS.B, 16.06%, 12/22/24 . 1,181 1,137
L2299210.UP.FTS.B, 16.21%, 12/22/24 ... 489 489
L2297197.UP.FTS.B, 17.21%, 12/22/24 ... 901 906
L2300066.UP.FTS.B, 17.65%, 12/22/24 ... 905 910
L2300339.UP.FTS.B, 18.46%, 12/22/24 ... 484 465
L2298393.UP.FTS.B, 19.2%, 12/22/24 .... 3,936 3,782
L2286362.UP.FTS.B, 19.22%, 12/22/24 ... 3,723 3,751
FW2298373.UP.FTS.B, 19.34%, 12/22/24 . 1,375 1,386
FW2299910.UP.FTS.B, 19.59%, 12/22/24 . 2,269 2,287
L2296192.UP.FTS.B, 20.3%, 12/22/24 .... 458 462
L2296465.UP.FTS.B, 21.24%, 12/22/24 ... 2,485 2,382
FW2300328.UP.FTS.B, 21.6%, 12/22/24 .. 9,255 9,331
L2297511.UP.FTS.B, 21.76%, 12/22/24 ... 4,668 4,693
FW2299932.UP.FTS.B, 21.85%, 12/22/24 . 5,138 5,182
FW2300114.UP.FTS.B, 21.91%, 12/22/24 . 2,336 2,349
L2300171.UP.FTS.B, 22.14%, 12/22/24 ... 891 897
L2296425.UP.FTS.B, 22.43%, 12/22/24 ... 3,518 3,537
L2299865.UP.FTS.B, 22.56%, 12/22/24 ... 664 665
L2296417.UP.FTS.B, 22.8%, 12/22/24 .... 5,033 5,077
L2296476.UP.FTS.B, 22.83%, 12/22/24 ... 3,120 3,127
L2299850.UP.FTS.B, 23.44%, 12/22/24 ... 2,326 2,345
L2298515.UP.FTS.B, 23.69%, 12/22/24 ... 3,655 3,649
L2299432.UP.FTS.B, 24.17%, 12/22/24 ... 1,619 1,622
FW2296692.UP.FTS.B, 24.93%, 12/22/24 . 717 721
FW2296914.UP.FTS.B, 26.15%, 12/22/24 . 531 533
L2294199.UP.FTS.B, 20.47%, 1/01/25 .... 1,494 1,494
L2426414.UP.FTS.B, 5.26%, 1/13/25 .... 10,847 10,761
L2424056.UP.FTS.B, 5.61%, 1/13/25 .... 1,748 1,735
L2423394.UP.FTS.B, 6.27%, 1/13/25 .... 4,394 4,359
L2425497.UP.FTS.B, 7.24%, 1/13/25 .... 8,877 8,802
L2425329.UP.FTS.B, 7.75%, 1/13/25 .... 1,900 1,889
L2425262.UP.FTS.B, 8.32%, 1/13/25 .... 2,904 2,894
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2425211.UP.FTS.B, 8.5%, 1/13/25 ...... $ 2,921 $ 2,909
L2428185.UP.FTS.B, 9.7%, 1/13/25 ..... 4,519 4,504
FW2428576.UP.FTS.B, 10.33%, 1/13/25 .. 4,181 4,164
L2423475.UP.FTS.B, 10.43%, 1/13/25 .... 1,591 1,586
L2427021.UP.FTS.B, 11.18%, 1/13/25 .... 2,286 2,279
L2398504.UP.FTS.B, 11.71%, 1/13/25 .... 459 458
L2428568.UP.FTS.B, 12.86%, 1/13/25 .... 3,243 3,236
L2405416.UP.FTS.B, 12.97%, 1/13/25 .... 1,272 843
L2428590.UP.FTS.B, 12.98%, 1/13/25 .... 1,855 1,851
FW2419292.UP.FTS.B, 13.72%, 1/13/25 .. 933 931
L2423989.UP.FTS.B, 13.92%, 1/13/25 .... 1,448 1,455
L2426394.UP.FTS.B, 14.04%, 1/13/25 .... 3,532 2,087
FW2423167.UP.FTS.B, 15.7%, 1/13/25 ... 1,637 1,644
L2425994.UP.FTS.B, 15.97%, 1/13/25 .... 478 479
L2426530.UP.FTS.B, 15.97%, 1/13/25 .... 2,558 187
L2424008.UP.FTS.B, 18.11%, 1/13/25 .... 2,411 2,423
L2416454.UP.FTS.B, 20%, 1/13/25 ...... 2,929 2,944
L2426497.UP.FTS.B, 20.53%, 1/13/25 .... 3,242 3,258
L2425046.UP.FTS.B, 20.89%, 1/13/25 .... 2,157 644
L2424244.UP.FTS.B, 21.43%, 1/13/25 .... 3,425 3,426
FW2423092.UP.FTS.B, 22.82%, 1/13/25 .. 4,692 4,716
L2425291.UP.FTS.B, 23.25%, 1/13/25 .... 3,004 3,006
FW2422846.UP.FTS.B, 26.62%, 1/13/25 .. 3,318 3,318
FW2423280.UP.FTS.B, 26.88%, 1/13/25 .. 3,895 577
FW2426742.UP.FTS.B, 27.82%, 1/13/25 .. 476 476
FW2423178.UP.FTS.B, 28.33%, 1/13/25 .. 832 829
L2434116.UP.FTS.B, 4.81%, 1/14/25 ..... 2,822 2,800
L2418575.UP.FTS.B, 5.02%, 1/14/25 .... 17,369 17,232
FW2435057.UP.FTS.B, 5.13%, 1/14/25 ... 1,435 1,424
L2430348.UP.FTS.B, 5.31%, 1/14/25 .... 2,790 2,768
L2434822.UP.FTS.B, 5.8%, 1/14/25 ..... 2,320 2,302
L2435457.UP.FTS.B, 5.9%, 1/14/25 ..... 1,096 1,087
L2421481.UP.FTS.B, 5.96%, 1/14/25 .... 1,096 1,087
L2428662.UP.FTS.B, 6.19%, 1/14/25 .... 880 873
L2428904.UP.FTS.B, 6.39%, 1/14/25 .... 2,199 2,182
L2434626.UP.FTS.B, 6.42%, 1/14/25 .... 7,393 7,334
FW2432338.UP.FTS.B, 6.53%, 1/14/25 ... 5,277 5,236
L2430005.UP.FTS.B, 6.62%, 1/14/25 .... 881 874
FW2433653.UP.FTS.B, 7.07%, 1/14/25 ... 3,771 3,739
L2432222.UP.FTS.B, 7.3%, 1/14/25 ..... 2,216 2,208
L2432554.UP.FTS.B, 7.39%, 1/14/25 .... 7,095 7,072
L2429588.UP.FTS.B, 8.57%, 1/14/25 .... 9,852 9,820
FW2428881.UP.FTS.B, 8.87%, 1/14/25 ... 4,489 4,475
L2435242.UP.FTS.B, 10.25%, 1/14/25 .... 1,362 1,357
L2432996.UP.FTS.B, 11.65%, 1/14/25 .... 3,672 3,664
L2432213.UP.FTS.B, 12.69%, 1/14/25 .... 1,434 1,431
FW2428995.UP.FTS.B, 13.01%, 1/14/25 .. 1,855 1,852
FW2434209.UP.FTS.B, 14.25%, 1/14/25 .. 5,862 315
L2429660.UP.FTS.B, 15.34%, 1/14/25 .... 475 476
L2431105.UP.FTS.B, 16.43%, 1/14/25 .... 1,046 307
L2433771.UP.FTS.B, 16.58%, 1/14/25 .... 4,719 4,742
L2432759.UP.FTS.B, 18.08%, 1/14/25 .... 675 679
L2435184.UP.FTS.B, 18.26%, 1/14/25 .... 4,828 4,853
FW2435471.UP.FTS.B, 19.27%, 1/14/25 .. 973 978
L2431902.UP.FTS.B, 19.35%, 1/14/25 .... 1,226 1,230
L2406011.UP.FTS.B, 20.17%, 1/14/25 .... 2,693 2,708
L2429273.UP.FTS.B, 22.43%, 1/14/25 .... 457 457
L2435303.UP.FTS.B, 22.6%, 1/14/25 .... 4,217 2,595

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2435145.UP.FTS.B, 23.16%, 1/14/25 .... $ 2,502 $ 2,504
L2430162.UP.FTS.B, 23.44%, 1/14/25 .... 2,499 2,512
FW2431859.UP.FTS.B, 24.16%, 1/14/25 .. 3,345 242
FW2423306.UP.FTS.B, 29.18%, 1/15/25 .. 3,481 3,484
L2439151.UP.FTS.B, 5.81%, 1/18/25 .... 2,033 150
L2436421.UP.FTS.B, 5.98%, 1/18/25 .... 3,048 3,024
FW2437692.UP.FTS.B, 6.91%, 1/18/25 ... 2,651 2,630
L2437624.UP.FTS.B, 7.39%, 1/18/25 .... 1,846 254
L2439324.UP.FTS.B, 8.14%, 1/18/25 .... 2,231 2,224
FW2439168.UP.FTS.B, 8.76%, 1/18/25 ... 2,238 2,231
L2436781.UP.FTS.B, 9.67%, 1/18/25 .... 4,517 4,503
L2438341.UP.FTS.B, 10.14%, 1/18/25 .... 680 678
L2437491.UP.FTS.B, 10.26%, 1/18/25 .... 831 827
L2436150.UP.FTS.B, 10.72%, 1/18/25 .... 2,050 2,046
FW2437841.UP.FTS.B, 10.83%, 1/18/25 .. 783 57
L2437166.UP.FTS.B, 11.13%, 1/18/25 .... 1,345 1,341
L2406128.UP.FTS.B, 11.74%, 1/18/25 .... 923 919
L2436162.UP.FTS.B, 11.76%, 1/18/25 .... 4,590 4,582
FW2436511.UP.FTS.B, 13.11%, 1/18/25 .. 1,857 1,854
FW2438258.UP.FTS.B, 13.5%, 1/18/25 ... 1,392 1,389
L2436007.UP.FTS.B, 16.06%, 1/18/25 .... 698 702
FW2439200.UP.FTS.B, 18.01%, 1/18/25 .. 964 969
L2438734.UP.FTS.B, 18.88%, 1/18/25 .... 2,426 2,440
FW2436576.UP.FTS.B, 19.32%, 1/18/25 .. 1,946 1,957
L2435933.UP.FTS.B, 21.5%, 1/18/25 .... 1,278 1,223
L2437623.UP.FTS.B, 21.63%, 1/18/25 .... 1,449 1,450
L2436538.UP.FTS.B, 21.66%, 1/18/25 .... 3,399 3,255
FW2435735.UP.FTS.B, 22.33%, 1/18/25 .. 4,896 4,901
L2435694.UP.FTS.B, 23.43%, 1/18/25 .... 698 699
L2436892.UP.FTS.B, 24.08%, 1/18/25 .... 2,468 367
L2439081.UP.FTS.B, 9.27%, 1/27/25 .... 4,518 4,497
L2608076.UP.FTS.B, 6.4%, 2/10/25 ..... 1,811 1,795
L2603419.UP.FTS.B, 6.97%, 2/10/25 .... 3,308 3,278
L2605161.UP.FTS.B, 8.41%, 2/10/25 .... 950 946
L2602588.UP.FTS.B, 8.74%, 2/10/25 .... 4,748 4,727
L2604174.UP.FTS.B, 9.25%, 2/10/25 .... 2,873 2,859
FW2602705.UP.FTS.B, 10.63%, 2/10/25 .. 1,400 1,393
FW2604002.UP.FTS.B, 11.31%, 2/10/25 .. 15,854 15,777
FW2607521.UP.FTS.B, 11.42%, 2/10/25 .. 893 889
L2607713.UP.FTS.B, 11.85%, 2/10/25 .... 2,424 2,415
FW2604412.UP.FTS.B, 12.03%, 2/10/25 .. 977 973
L2603571.UP.FTS.B, 13.11%, 2/10/25 .... 598 594
L2604194.UP.FTS.B, 14.5%, 2/10/25 .... 1,741 1,734
L2605323.UP.FTS.B, 14.99%, 2/10/25 .... 502 502
L2605799.UP.FTS.B, 15.28%, 2/10/25 .... 2,501 2,507
L2603338.UP.FTS.B, 15.54%, 2/10/25 .... 8,732 2,383
L2607606.UP.FTS.B, 16.31%, 2/10/25 .... 4,078 297
L2602759.UP.FTS.B, 17.08%, 2/10/25 .... 6,579 6,596
L2607677.UP.FTS.B, 18.39%, 2/10/25 .... 10,319 10,318
FW2606706.UP.FTS.B, 19.04%, 2/10/25 .. 771 773
FW2607831.UP.FTS.B, 19.55%, 2/10/25 .. 515 517
L2606380.UP.FTS.B, 21.09%, 2/10/25 .... 2,606 2,600
FW2602040.UP.FTS.B, 24.72%, 2/10/25 .. 2,835 409
FW2604398.UP.FTS.B, 25.04%, 2/10/25 .. 535 534
FW2602438.UP.FTS.B, 25.48%, 2/10/25 .. 2,180 665
FW2607797.UP.FTS.B, 28.06%, 2/10/25 .. 2,376 168
FW2608083.UP.FTS.B, 29.04%, 2/10/25 .. 2,036 2,027
L2559948.UP.FTS.B, 6.36%, 2/11/25 ..... 23,479 23,267
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2614008.UP.FTS.B, 6.72%, 2/11/25 ..... $ 4,690 $ 4,651
FW2610553.UP.FTS.B, 7.05%, 2/11/25 ... 2,821 2,798
L2611637.UP.FTS.B, 7.21%, 2/11/25 ..... 3,052 3,026
L2613730.UP.FTS.B, 7.75%, 2/11/25 ..... 13,196 13,139
L2610192.UP.FTS.B, 7.76%, 2/11/25 ..... 2,540 2,516
FW2615331.UP.FTS.B, 10.38%, 2/11/25 .. 724 720
L2611481.UP.FTS.B, 10.47%, 2/11/25 .... 4,941 4,908
FW2609609.UP.FTS.B, 11.5%, 2/11/25 ... 1,460 1,454
L2613972.UP.FTS.B, 11.67%, 2/11/25 .... 3,422 476
L2612036.UP.FTS.B, 13.32%, 2/11/25 .... 2,663 2,653
FW2613797.UP.FTS.B, 13.33%, 2/11/25 .. 1,652 449
L2607238.UP.FTS.B, 13.47%, 2/11/25 .... 1,481 1,485
FW2611811.UP.FTS.B, 13.7%, 2/11/25 ... 1,155 161
L2614740.UP.FTS.B, 14.28%, 2/11/25 .... 5,412 5,427
L2610928.UP.FTS.B, 15.17%, 2/11/25 .... 2,658 195
L2615117.UP.FTS.B, 17.61%, 2/11/25 .... 243 241
FW2610423.UP.FTS.B, 17.65%, 2/11/25 .. 2,035 2,041
L2615349.UP.FTS.B, 17.97%, 2/11/25 .... 876 876
L2614223.UP.FTS.B, 18.74%, 2/11/25 .... 2,307 2,314
L2612860.UP.FTS.B, 19.65%, 2/11/25 .... 3,630 3,630
FW2614854.UP.FTS.B, 20.12%, 2/11/25 .. 765 767
L2611111.UP.FTS.B, 20.83%, 2/11/25 .... 1,248 1,241
L2610485.UP.FTS.B, 21.72%, 2/11/25 .... 5,238 5,228
FW2613906.UP.FTS.B, 22.85%, 2/11/25 .. 527 526
L2613386.UP.FTS.B, 22.9%, 2/11/25 ..... 4,433 4,438
L2615495.UP.FTS.B, 24.65%, 2/11/25 .... 4,476 4,465
FW2615176.UP.FTS.B, 25.3%, 2/11/25 ... 1,257 185
FW2611527.UP.FTS.B, 26.67%, 2/11/25 .. 10,812 10,792
FW2610708.UP.FTS.B, 31.36%, 2/11/25 .. 1,875 1,145
L2608607.UP.FTS.B, 7.29%, 2/12/25 .... 4,714 4,674
L2617531.UP.FTS.B, 9.41%, 2/14/25 .... 5,955 5,927
L2616546.UP.FTS.B, 9.84%, 2/14/25 .... 5,778 5,745
L2618393.UP.FTS.B, 12.87%, 2/14/25 .... 2,440 2,432
FW2616160.UP.FTS.B, 13.5%, 2/14/25 ... 903 899
L2616391.UP.FTS.B, 13.87%, 2/14/25 .... 1,238 1,234
L2618286.UP.FTS.B, 16.38%, 2/14/25 .... 1,513 1,518
L2617246.UP.FTS.B, 16.8%, 2/14/25 .... 4,803 4,784
FW2616262.UP.FTS.B, 17.76%, 2/14/25 .. 930 924
L2584870.UP.FTS.B, 18.22%, 2/14/25 .... 1,018 1,021
L2616222.UP.FTS.B, 19.49%, 2/14/25 .... 879 879
L2617430.UP.FTS.B, 20.47%, 2/14/25 .... 8,301 8,290
L2615004.UP.FTS.B, 20.75%, 2/14/25 .... 1,040 1,043
L2615804.UP.FTS.B, 23.22%, 2/14/25 .... 7,928 7,954
FW2615790.UP.FTS.B, 25.6%, 2/14/25 ... 1,342 1,341
FW2617005.UP.FTS.B, 25.65%, 2/14/25 .. 1,074 1,073
FW2616085.UP.FTS.B, 27.69%, 2/14/25 .. 1,753 1,748
FW2617024.UP.FTS.B, 28.53%, 2/14/25 .. 2,736 2,732
L1716455.UP.FTS.B, 14.23%, 2/15/25 .... 413 411
L1715893.UP.FTS.B, 19.55%, 2/15/25 .... 1,518 1,523
FW1717064.UP.FTS.B, 29.03%, 2/15/25 .. 1,650 241
FW2605911.UP.FTS.B, 17.81%, 2/25/25 .. 2,732 2,736
L1888732.UP.FTS.B, 18.47%, 3/20/25 .... 2,556 723
FW1884445.UP.FTS.B, 29.15%, 3/20/25 .. 668 636
FW1889076.UP.FTS.B, 30.32%, 3/20/25 .. 1,651 1,655
L2949337.UP.FTS.B, 6.16%, 4/14/25 .... 1,685 1,668
L2950073.UP.FTS.B, 6.9%, 4/14/25 ..... 5,408 5,360
L2949006.UP.FTS.B, 7.34%, 4/14/25 .... 3,903 3,867
FW2950302.UP.FTS.B, 8.61%, 4/14/25 ... 1,903 1,887

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2950690.UP.FTS.B, 9.45%, 4/14/25 .... $ 2,900 $ 2,881
L2949710.UP.FTS.B, 9.46%, 4/14/25 .... 4,532 4,502
L2950058.UP.FTS.B, 9.46%, 4/14/25 .... 1,170 1,164
FW2950661.UP.FTS.B, 9.55%, 4/14/25 ... 1,871 1,861
L2950499.UP.FTS.B, 10.1%, 4/14/25 .... 2,074 2,058
L2949804.UP.FTS.B, 11.24%, 4/14/25 .... 1,193 1,185
L2950816.UP.FTS.B, 11.31%, 4/14/25 .... 922 916
L2949385.UP.FTS.B, 11.88%, 4/14/25 .... 5,825 5,786
L2951900.UP.FTS.B, 12.02%, 4/14/25 .... 3,812 3,795
L2950678.UP.FTS.B, 12.4%, 4/14/25 .... 1,192 1,187
FW2950475.UP.FTS.B, 12.78%, 4/14/25 .. 357 353
L2951520.UP.FTS.B, 13.5%, 4/14/25 .... 2,201 2,187
L2950266.UP.FTS.B, 13.94%, 4/14/25 .... 1,215 1,207
L2949379.UP.FTS.B, 14.06%, 4/14/25 .... 818 815
FW2951735.UP.FTS.B, 15.61%, 4/14/25 .. 3,075 3,068
L2950382.UP.FTS.B, 15.7%, 4/14/25 .... 556 557
L2950290.UP.FTS.B, 15.94%, 4/14/25 .... 2,797 2,790
L2951331.UP.FTS.B, 16.4%, 4/14/25 .... 554 553
L2951781.UP.FTS.B, 16.49%, 4/14/25 .... 2,368 2,366
L2950169.UP.FTS.B, 16.64%, 4/14/25 .... 11,239 11,214
L2950254.UP.FTS.B, 18.93%, 4/14/25 .... 855 854
L2942398.UP.FTS.B, 18.94%, 4/14/25 .... 2,211 2,212
FW2949345.UP.FTS.B, 19.25%, 4/14/25 .. 2,178 2,172
FW2951691.UP.FTS.B, 20.36%, 4/14/25 .. 3,165 3,159
L2950233.UP.FTS.B, 20.55%, 4/14/25 .... 1,037 1,035
L2949677.UP.FTS.B, 21.51%, 4/14/25 .... 7,422 7,369
L2950045.UP.FTS.B, 22.15%, 4/14/25 .... 482 481
FW2951504.UP.FTS.B, 22.69%, 4/14/25 .. 1,312 95
FW2951494.UP.FTS.B, 23.09%, 4/14/25 .. 1,817 1,111
L2950329.UP.FTS.B, 23.25%, 4/14/25 .... 1,465 1,462
L2951079.UP.FTS.B, 23.91%, 4/14/25 .... 2,235 2,220
FW2949287.UP.FTS.B, 25.31%, 4/14/25 .. 3,236 3,215
FW2950219.UP.FTS.B, 25.83%, 4/14/25 .. 1,466 1,460
FW2951404.UP.FTS.B, 29.21%, 4/14/25 .. 840 837
FW2949932.UP.FTS.B, 30.42%, 4/14/25 .. 3,689 259
L2047190.UP.FTS.B, 13.12%, 4/15/25 .... 1,830 1,825
L2047934.UP.FTS.B, 23.08%, 4/15/25 .... 2,548 184
FW2096042.UP.FTS.B, 25.59%, 4/22/25 .. 2,559 182
FW2298854.UP.FTS.B, 8.03%, 5/22/25 ... 1,170 1,166
L2270088.UP.FTS.B, 15.26%, 5/22/25 .... 2,956 2,953
L2298532.UP.FTS.B, 17.26%, 5/22/25 .... 1,190 1,134
FW2298127.UP.FTS.B, 18.19%, 5/22/25 .. 1,085 1,084
FW2296618.UP.FTS.B, 19.77%, 5/22/25 .. 523 525
L2299568.UP.FTS.B, 21.13%, 5/22/25 .... 6,615 6,600
L2294977.UP.FTS.B, 13.32%, 5/27/25 .... 3,183 3,167
L2298513.UP.FTS.B, 20.02%, 5/28/25 .... 13,148 192
L2299094.UP.FTS.B, 19.48%, 6/01/25 .... 698 416
L2394315.UP.FTS.B, 7.03%, 6/13/25 .... 2,564 2,538
L2427527.UP.FTS.B, 22.56%, 6/13/25 .... 1,080 654
FW2428770.UP.FTS.B, 24.12%, 6/13/25 .. 3,501 2,121
FW2423658.UP.FTS.B, 27.05%, 6/13/25 .. 931 925
L2435059.UP.FTS.B, 7.82%, 6/14/25 .... 1,406 1,400
FW2430961.UP.FTS.B, 10.21%, 6/14/25 .. 1,883 1,866
L2435061.UP.FTS.B, 23.28%, 6/14/25 .... 1,212 174
L2436629.UP.FTS.B, 13.84%, 6/18/25 .... 646 641
L2438042.UP.FTS.B, 20.46%, 6/18/25 .... 829 830
FW2603194.UP.FTS.B, 9.76%, 7/10/25 ... 2,758 2,730
L2606577.UP.FTS.B, 9.95%, 7/10/25 .... 3,388 896
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2607508.UP.FTS.B, 19.36%, 7/10/25 .... $ 8,497 $ 613
L2605050.UP.FTS.B, 21.65%, 7/10/25 .... 1,238 90
FW2607955.UP.FTS.B, 23.75%, 7/10/25 .. 2,468 2,439
FW2618494.UP.FTS.B, 29.21%, 7/14/25 .. 9,421 2,739
L1716662.UP.FTS.B, 18.68%, 7/15/25 .... 145 144
L1716921.UP.FTS.B, 23.03%, 7/15/25 .... 2,177 2,184
FW1885149.UP.FTS.B, 25.87%, 8/20/25 .. 1,344 1,283
L2950494.UP.FTS.B, 7.36%, 9/14/25 .... 1,262 1,247
FW2951887.UP.FTS.B, 13.49%, 9/14/25 .. 921 913
L2951348.UP.FTS.B, 13.94%, 9/14/25 .... 1,371 1,357
L2950178.UP.FTS.B, 20.99%, 9/14/25 .... 5,294 5,259
L2048994.UP.FTS.B, 24.16%, 9/15/25 .... 1,343 1,336
FW2047561.UP.FTS.B, 27.77%, 9/15/25 .. 4,821 712
L2297395.UP.FTS.B, 17.85%, 10/22/25 ... 4,905 4,936
L2431355.UP.FTS.B, 6.97%, 11/14/25 .... 1,271 93
FW2428997.UP.FTS.B, 8.05%, 11/14/25 .. 1,879 1,865
FW2431318.UP.FTS.B, 21.26%, 11/14/25 . 8,560 620
L2437139.UP.FTS.B, 5.87%, 11/18/25 .... 603 597
L2436181.UP.FTS.B, 20.04%, 11/18/25 ... 3,103 3,082
FW2439251.UP.FTS.B, 24.63%, 11/18/25 . 2,910 2,887
L2949028.UP.FTS.B, 21.29%, 2/14/26 .... 2,727 2,705
L1714660.UP.FTS.B, 8.12%, 9/15/26 .... 21,767 21,631
L1717453.UP.FTS.B, 9.3%, 9/15/26 ..... 31,926 31,734
FW1716114.UP.FTS.B, 10.5%, 9/15/26 ... 641 637
L1712309.UP.FTS.B, 10.63%, 9/15/26 .... 2,585 2,572
L1714525.UP.FTS.B, 12.1%, 9/15/26 .... 32,880 32,692
L1715513.UP.FTS.B, 13.27%, 9/15/26 .... 21,045 5,397
L1716286.UP.FTS.B, 13.58%, 9/15/26 .... 9,944 9,897
L1715015.UP.FTS.B, 15.83%, 9/15/26 .... 3,547 916
L1718329.UP.FTS.B, 15.98%, 9/15/26 .... 2,705 2,697
L1714475.UP.FTS.B, 16.18%, 9/15/26 .... 4,742 4,720
FW1701600.UP.FTS.B, 18.45%, 9/15/26 .. 4,484 155
L1714417.UP.FTS.B, 19.34%, 9/15/26 .... 2,438 176
L1715411.UP.FTS.B, 19.4%, 9/15/26 ..... 764 762
L1716175.UP.FTS.B, 19.72%, 9/15/26 .... 6,965 6,947
L1714787.UP.FTS.B, 19.9%, 9/15/26 .... 1,291 1,296
L1716305.UP.FTS.B, 19.95%, 9/15/26 .... 3,439 3,428
L1715815.UP.FTS.B, 21.76%, 9/15/26 .... 27,942 28,132
L1692458.UP.FTS.B, 22.21%, 9/15/26 .... 3,283 3,295
L1713636.UP.FTS.B, 22.84%, 9/15/26 .... 3,087 3,101
L1716174.UP.FTS.B, 24.2%, 9/15/26 .... 13,975 13,388
L1717152.UP.FTS.B, 24.37%, 9/15/26 .... 4,818 1,386
L1716875.UP.FTS.B, 24.44%, 9/15/26 .... 2,174 2,122
L1717659.UP.FTS.B, 24.51%, 9/15/26 .... 2,168 2,159
L1716148.UP.FTS.B, 25%, 9/15/26 ...... 869 866
L1716674.UP.FTS.B, 25.03%, 9/15/26 .... 803 58
L1714798.UP.FTS.B, 25.5%, 9/15/26 .... 3,705 3,732
L1717974.UP.FTS.B, 25.5%, 9/15/26 .... 2,034 2,049
L1715574.UP.FTS.B, 25.72%, 9/15/26 .... 4,946 4,983
L1713640.UP.FTS.B, 26.25%, 9/15/26 .... 3,073 3,089
FW1717121.UP.FTS.B, 26.43%, 9/15/26 .. 1,847 1,857
L1715518.UP.FTS.B, 26.49%, 9/15/26 .... 6,058 6,094
L1705442.UP.FTS.B, 26.69%, 9/15/26 .... 5,129 5,168
FW1718296.UP.FTS.B, 26.73%, 9/15/26 .. 5,437 5,469
FW1718853.UP.FTS.B, 27.42%, 9/15/26 .. 5,283 1,522
FW1714570.UP.FTS.B, 27.72%, 9/15/26 .. 5,901 5,947
FW1714502.UP.FTS.B, 28.45%, 9/15/26 .. 6,149 6,195
FW1718304.UP.FTS.B, 30.56%, 9/15/26 .. 2,102 2,118

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1717776.UP.FTS.B, 30.58%, 9/15/26 .. $ 1,879 $ 1,890
FW1713484.UP.FTS.B, 30.9%, 9/15/26 ... 5,710 403
FW1680820.UP.FTS.B, 31.24%, 9/15/26 .. 8,294 8,357
FW1708223.UP.FTS.B, 31.43%, 9/15/26 .. 2,869 2,890
FW1712750.UP.FTS.B, 31.43%, 9/15/26 .. 13,586 13,689
FW1715615.UP.FTS.B, 31.45%, 9/15/26 .. 3,979 4,004
FW1718952.UP.FTS.B, 31.98%, 9/15/26 .. 5,907 5,952
FW1718497.UP.FTS.B, 32.01%, 9/15/26 .. 1,742 1,755
FW1717605.UP.FTS.B, 32.67%, 9/15/26 .. 1,749 1,763
FW1886121.UP.FTS.B, 7.36%, 10/20/26 .. 2,637 2,481
L1888552.UP.FTS.B, 7.94%, 10/20/26 .... 19,402 19,276
L1888883.UP.FTS.B, 8.11%, 10/20/26 .... 8,342 8,292
L1882812.UP.FTS.B, 8.28%, 10/20/26 .... 19,461 19,336
L1886838.UP.FTS.B, 9.58%, 10/20/26 .... 5,904 5,871
L1885593.UP.FTS.B, 10.23%, 10/20/26 ... 29,427 29,259
L1888179.UP.FTS.B, 11.03%, 10/20/26 ... 320 317
L1886082.UP.FTS.B, 11.37%, 10/20/26 ... 28,644 28,513
FW1885766.UP.FTS.B, 12.47%, 10/20/26 . 21,461 21,362
L1885346.UP.FTS.B, 12.58%, 10/20/26 ... 2,019 2,008
L1885846.UP.FTS.B, 13.96%, 10/20/26 ... 17,014 16,939
L1888251.UP.FTS.B, 14.9%, 10/20/26 .... 2,102 1,990
L1884125.UP.FTS.B, 14.92%, 10/20/26 ... 8,004 584
L1883791.UP.FTS.B, 16%, 10/20/26 ..... 7,807 7,394
L1887062.UP.FTS.B, 16.6%, 10/20/26 .... 3,456 3,447
FW1887343.UP.FTS.B, 17.02%, 10/20/26 . 1,869 1,858
L1882034.UP.FTS.B, 17.06%, 10/20/26 ... 3,487 3,472
FW1886267.UP.FTS.B, 17.53%, 10/20/26 . 7,280 7,249
L1884411.UP.FTS.B, 17.65%, 10/20/26 ... 4,484 4,464
L1886663.UP.FTS.B, 17.66%, 10/20/26 ... 163 161
L1884412.UP.FTS.B, 17.98%, 10/20/26 ... 4,916 4,895
FW1885521.UP.FTS.B, 18.95%, 10/20/26 . 1,981 1,973
L1883366.UP.FTS.B, 19.16%, 10/20/26 ... 3,407 240
FW1885177.UP.FTS.B, 19.83%, 10/20/26 . 4,272 4,306
L1888979.UP.FTS.B, 20.2%, 10/20/26 .... 12,854 12,927
L1886466.UP.FTS.B, 20.85%, 10/20/26 ... 9,993 10,071
L1885611.UP.FTS.B, 20.87%, 10/20/26 ... 6,853 6,826
L1889370.UP.FTS.B, 21.62%, 10/20/26 ... 7,213 7,183
L1886870.UP.FTS.B, 21.7%, 10/20/26 .... 12,268 12,367
L1888822.UP.FTS.B, 21.71%, 10/20/26 ... 2,526 2,546
L1887570.UP.FTS.B, 22.24%, 10/20/26 ... 2,318 2,332
FW1885835.UP.FTS.B, 22.35%, 10/20/26 . 2,265 2,281
FW1884796.UP.FTS.B, 22.4%, 10/20/26 .. 5,176 4,962
L1886214.UP.FTS.B, 22.83%, 10/20/26 ... 1,534 232
FW1884970.UP.FTS.B, 22.98%, 10/20/26 . 3,912 282
L1887186.UP.FTS.B, 23.15%, 10/20/26 ... 1,458 1,466
FW1888999.UP.FTS.B, 23.52%, 10/20/26 . 3,623 3,651
L1886386.UP.FTS.B, 23.7%, 10/20/26 .... 3,952 3,975
L1887521.UP.FTS.B, 24.21%, 10/20/26 ... 1,072 1,060
L1882558.UP.FTS.B, 25.08%, 10/20/26 ... 1,183 1,190
FW1887450.UP.FTS.B, 25.16%, 10/20/26 . 11,086 11,151
FW1885417.UP.FTS.B, 25.25%, 10/20/26 . 3,697 3,719
L1888117.UP.FTS.B, 25.32%, 10/20/26 ... 3,034 3,052
L1865153.UP.FTS.B, 25.42%, 10/20/26 ... 5,403 5,448
L1885219.UP.FTS.B, 25.47%, 10/20/26 ... 740 746
L1888296.UP.FTS.B, 25.48%, 10/20/26 ... 6,369 6,407
L1888453.UP.FTS.B, 25.56%, 10/20/26 ... 11,856 11,925
FW1882972.UP.FTS.B, 25.9%, 10/20/26 .. 1,453 223
L1885428.UP.FTS.B, 25.94%, 10/20/26 ... 10,621 10,708
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1862311.UP.FTS.B, 26.09%, 10/20/26 ... $ 5,946 $ 5,994
L1885011.UP.FTS.B, 26.84%, 10/20/26 ... 6,432 454
FW1886962.UP.FTS.B, 27.78%, 10/20/26 . 7,516 7,578
FW1886539.UP.FTS.B, 27.96%, 10/20/26 . 5,626 30
FW1885667.UP.FTS.B, 29.34%, 10/20/26 . 20,928 20,465
FW1885184.UP.FTS.B, 29.51%, 10/20/26 . 10,181 10,265
FW1884150.UP.FTS.B, 30.85%, 10/20/26 . 987 986
FW1886189.UP.FTS.B, 30.94%, 10/20/26 . 2,686 2,703
FW1885617.UP.FTS.B, 31.09%, 10/20/26 . 40,380 2,843
FW1888148.UP.FTS.B, 31.17%, 10/20/26 . 2,288 2,291
FW1888248.UP.FTS.B, 31.19%, 10/20/26 . 10,106 10,154
FW1888517.UP.FTS.B, 31.21%, 10/20/26 . 1,535 1,548
FW1886674.UP.FTS.B, 31.35%, 10/20/26 . 3,578 3,600
FW1888130.UP.FTS.B, 31.35%, 10/20/26 . 999 1,005
FW1887695.UP.FTS.B, 31.4%, 10/20/26 .. 5,918 5,954
FW1886614.UP.FTS.B, 31.93%, 10/20/26 . 4,472 4,499
L2049051.UP.FTS.B, 7.06%, 11/15/26 .... 20,672 5,108
L2047884.UP.FTS.B, 7.92%, 11/15/26 .... 10,114 10,041
L2049043.UP.FTS.B, 8.02%, 11/15/26 .... 11,268 11,192
L2048411.UP.FTS.B, 8.56%, 11/15/26 .... 2,650 2,632
L2047237.UP.FTS.B, 9.32%, 11/15/26 .... 4,691 4,659
FW2046704.UP.FTS.B, 9.53%, 11/15/26 .. 10,070 10,002
L2048415.UP.FTS.B, 9.54%, 11/15/26 .... 10,734 10,662
L2048218.UP.FTS.B, 10.37%, 11/15/26 ... 20,537 20,400
L2039266.UP.FTS.B, 10.56%, 11/15/26 ... 2,811 2,787
L2047893.UP.FTS.B, 10.71%, 11/15/26 ... 3,387 3,366
L2041972.UP.FTS.B, 10.92%, 11/15/26 ... 33,947 33,736
L2049374.UP.FTS.B, 10.93%, 11/15/26 ... 1,915 –
L2047021.UP.FTS.B, 10.99%, 11/15/26 ... 25,273 25,116
L2047044.UP.FTS.B, 11.1%, 11/15/26 .... 10,198 10,135
L2047288.UP.FTS.B, 11.81%, 11/15/26 ... 889 883
L2048116.UP.FTS.B, 12.09%, 11/15/26 ... 881 121
FW2047068.UP.FTS.B, 12.14%, 11/15/26 . 765 758
L2048156.UP.FTS.B, 13.55%, 11/15/26 ... 4,660 4,392
L2046597.UP.FTS.B, 14.02%, 11/15/26 ... 13,914 13,828
L2047243.UP.FTS.B, 14.23%, 11/15/26 ... 12,544 12,467
FW2047393.UP.FTS.B, 14.85%, 11/15/26 . 7,001 6,963
L2048500.UP.FTS.B, 14.96%, 11/15/26 ... 17,561 17,437
FW2049034.UP.FTS.B, 15.15%, 11/15/26 . 4,529 4,503
L2049134.UP.FTS.B, 15.26%, 11/15/26 ... 17,427 17,317
L2048596.UP.FTS.B, 15.55%, 11/15/26 ... 4,223 4,198
L2048855.UP.FTS.B, 15.99%, 11/15/26 ... 6,736 6,691
FW2048646.UP.FTS.B, 16.12%, 11/15/26 . 4,948 4,921
FW2047282.UP.FTS.B, 16.13%, 11/15/26 . 2,998 2,972
L2048113.UP.FTS.B, 16.14%, 11/15/26 ... 3,111 3,094
L2045526.UP.FTS.B, 16.56%, 11/15/26 ... 14,182 14,104
FW2046700.UP.FTS.B, 16.57%, 11/15/26 . 5,713 5,674
L2048386.UP.FTS.B, 16.67%, 11/15/26 ... 7,322 6,916
L2048811.UP.FTS.B, 16.74%, 11/15/26 ... 705 701
L2046948.UP.FTS.B, 17.39%, 11/15/26 ... 10,705 10,647
L2046932.UP.FTS.B, 17.96%, 11/15/26 ... 14,299 14,212
L2046867.UP.FTS.B, 18.23%, 11/15/26 ... 4,940 1,364
L2048349.UP.FTS.B, 19.37%, 11/15/26 ... 5,755 1,598
L2049268.UP.FTS.B, 19.7%, 11/15/26 .... 5,077 5,049
L2047722.UP.FTS.B, 19.71%, 11/15/26 ... 7,211 7,171
L2049153.UP.FTS.B, 19.94%, 11/15/26 ... 7,265 7,296
L2048873.UP.FTS.B, 20.43%, 11/15/26 ... 3,499 3,480
FW2049180.UP.FTS.B, 20.6%, 11/15/26 .. 22,560 6,399

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2047238.UP.FTS.B, 20.7%, 11/15/26 .... $ 7,514 $ 7,104
FW2047226.UP.FTS.B, 20.73%, 11/15/26 . 3,653 3,632
L2047279.UP.FTS.B, 20.87%, 11/15/26 ... 6,581 6,609
L2049423.UP.FTS.B, 21.02%, 11/15/26 ... 5,913 5,656
L2047474.UP.FTS.B, 21.16%, 11/15/26 ... 8,769 8,805
L2046992.UP.FTS.B, 21.33%, 11/15/26 ... 5,539 399
L2048370.UP.FTS.B, 21.39%, 11/15/26 ... 15,759 377
L2048606.UP.FTS.B, 21.48%, 11/15/26 ... 7,369 7,384
FW2047914.UP.FTS.B, 21.49%, 11/15/26 . 18,354 18,250
L2047175.UP.FTS.B, 21.59%, 11/15/26 ... 889 891
L2047532.UP.FTS.B, 21.84%, 11/15/26 ... 3,680 3,696
L2047358.UP.FTS.B, 21.89%, 11/15/26 ... 3,681 3,696
L2047197.UP.FTS.B, 21.93%, 11/15/26 ... 8,027 7,982
FW2047187.UP.FTS.B, 22.1%, 11/15/26 .. 11,795 11,845
FW2047897.UP.FTS.B, 22.1%, 11/15/26 .. 1,475 1,481
FW2049063.UP.FTS.B, 22.49%, 11/15/26 . 20,702 20,585
FW2047777.UP.FTS.B, 22.57%, 11/15/26 . 2,514 2,525
L2047210.UP.FTS.B, 23.31%, 11/15/26 ... 6,688 6,716
L2048190.UP.FTS.B, 23.66%, 11/15/26 ... 9,683 9,723
L2048627.UP.FTS.B, 23.71%, 11/15/26 ... 2,215 2,192
FW2047866.UP.FTS.B, 23.86%, 11/15/26 . 4,046 4,022
L2046912.UP.FTS.B, 23.87%, 11/15/26 ... 2,457 2,348
FW2049383.UP.FTS.B, 23.93%, 11/15/26 . 5,192 84
L2048336.UP.FTS.B, 24.12%, 11/15/26 ... 3,019 3,027
L2049272.UP.FTS.B, 24.23%, 11/15/26 ... 1,101 1,094
FW2034466.UP.FTS.B, 24.37%, 11/15/26 . 2,095 2,104
L2047240.UP.FTS.B, 24.44%, 11/15/26 ... 5,770 5,767
L2047586.UP.FTS.B, 24.7%, 11/15/26 .... 1,725 1,732
L2019591.UP.FTS.B, 24.92%, 11/15/26 ... 6,797 6,745
L2047926.UP.FTS.B, 25.21%, 11/15/26 ... 10,444 10,469
L2047674.UP.FTS.B, 25.3%, 11/15/26 .... 3,039 3,047
L2048978.UP.FTS.B, 25.37%, 11/15/26 ... 7,529 7,560
L2049419.UP.FTS.B, 25.38%, 11/15/26 ... 871 870
L2048909.UP.FTS.B, 25.5%, 11/15/26 .... 1,960 1,968
L2043947.UP.FTS.B, 25.57%, 11/15/26 ... 1,809 1,817
FW2049037.UP.FTS.B, 25.72%, 11/15/26 . 4,085 73
FW2047316.UP.FTS.B, 25.83%, 11/15/26 . 1,778 126
FW2027220.UP.FTS.B, 25.94%, 11/15/26 . 1,285 1,290
FW2047100.UP.FTS.B, 26.77%, 11/15/26 . 2,279 2,288
FW2045584.UP.FTS.B, 27.07%, 11/15/26 . 4,935 4,955
FW2048599.UP.FTS.B, 28.16%, 11/15/26 . 719 719
FW2047988.UP.FTS.B, 29.5%, 11/15/26 .. 6,444 6,467
FW2014368.UP.FTS.B, 29.7%, 11/15/26 .. 4,048 595
FW2047661.UP.FTS.B, 29.89%, 11/15/26 . 4,171 291
FW2048362.UP.FTS.B, 30.1%, 11/15/26 .. 734 52
FW2047468.UP.FTS.B, 30.8%, 11/15/26 .. 1,639 1,599
FW2049349.UP.FTS.B, 30.81%, 11/15/26 . 1,245 1,250
FW2049409.UP.FTS.B, 31.09%, 11/15/26 . 7,957 7,965
FW2047660.UP.FTS.B, 31.1%, 11/15/26 .. 2,115 310
FW2047739.UP.FTS.B, 31.1%, 11/15/26 .. 6,948 –
FW1979816.UP.FTS.B, 31.12%, 11/15/26 . 2,187 2,191
FW2046950.UP.FTS.B, 31.12%, 11/15/26 . 5,844 5,867
FW2048800.UP.FTS.B, 31.12%, 11/15/26 . 2,365 2,370
FW2048749.UP.FTS.B, 31.13%, 11/15/26 . 2,010 2,017
FW2047818.UP.FTS.B, 31.21%, 11/15/26 . 2,498 2,503
FW2047594.UP.FTS.B, 31.24%, 11/15/26 . 1,326 1,331
FW2044634.UP.FTS.B, 31.42%, 11/15/26 . 2,982 –
FW2048610.UP.FTS.B, 31.92%, 11/15/26 . 5,087 5,107
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2096102.UP.FTS.B, 7.51%, 11/22/26 .. $ 5,610 $ 5,576
L2094728.UP.FTS.B, 10%, 11/22/26 ..... 2,879 400
L2094764.UP.FTS.B, 11.93%, 11/22/26 ... 2,050 2,040
FW2094906.UP.FTS.B, 12.24%, 11/22/26 . 1,853 1,844
FW2083090.UP.FTS.B, 12.64%, 11/22/26 . 662 658
L2094888.UP.FTS.B, 12.99%, 11/22/26 ... 1,035 1,030
L2095193.UP.FTS.B, 13.04%, 11/22/26 ... 4,824 4,800
L2094418.UP.FTS.B, 13.53%, 11/22/26 ... 3,544 3,343
L2095349.UP.FTS.B, 13.57%, 11/22/26 ... 2,913 2,898
FW2094706.UP.FTS.B, 14.02%, 11/22/26 . 12,328 1,726
FW2094373.UP.FTS.B, 14.38%, 11/22/26 . 8,084 652
L2094766.UP.FTS.B, 16.38%, 11/22/26 ... 2,833 2,823
FW2096834.UP.FTS.B, 16.52%, 11/22/26 . 2,127 2,119
L2094403.UP.FTS.B, 16.85%, 11/22/26 ... 4,944 4,926
FW2095326.UP.FTS.B, 16.9%, 11/22/26 .. 3,555 3,543
L2095105.UP.FTS.B, 17.31%, 11/22/26 ... 15,540 14,714
FW2094890.UP.FTS.B, 17.34%, 11/22/26 . 10,698 10,661
FW2096292.UP.FTS.B, 18.39%, 11/22/26 . 6,180 6,160
L2094851.UP.FTS.B, 18.61%, 11/22/26 ... 33,016 32,898
FW2096280.UP.FTS.B, 19.26%, 11/22/26 . 7,178 7,225
L2096899.UP.FTS.B, 19.33%, 11/22/26 ... 11,577 11,539
L2096144.UP.FTS.B, 19.54%, 11/22/26 ... 10,812 10,774
L2095820.UP.FTS.B, 19.69%, 11/22/26 ... 7,930 7,902
L2093917.UP.FTS.B, 19.94%, 11/22/26 ... 8,718 8,690
FW2094159.UP.FTS.B, 20.44%, 11/22/26 . 6,853 6,830
FW2096571.UP.FTS.B, 21.28%, 11/22/26 . 2,201 2,217
L2095646.UP.FTS.B, 21.32%, 11/22/26 ... 1,136 1,076
L2096760.UP.FTS.B, 21.84%, 11/22/26 ... 8,095 8,152
L2094894.UP.FTS.B, 22.2%, 11/22/26 .... 1,040 1,033
FW2095579.UP.FTS.B, 22.78%, 11/22/26 . 20,157 1,420
FW2095395.UP.FTS.B, 22.89%, 11/22/26 . 1,334 1,330
FW2096115.UP.FTS.B, 23.24%, 11/22/26 . 2,377 2,394
FW2095271.UP.FTS.B, 23.29%, 11/22/26 . 13,401 12,841
FW2024402.UP.FTS.B, 24.5%, 11/22/26 .. 8,986 9,049
L2094789.UP.FTS.B, 24.85%, 11/22/26 ... 14,943 15,044
L2094507.UP.FTS.B, 25.13%, 11/22/26 ... 978 975
L2094312.UP.FTS.B, 25.16%, 11/22/26 ... 22,708 22,867
L2096356.UP.FTS.B, 25.27%, 11/22/26 ... 753 758
L2093956.UP.FTS.B, 25.33%, 11/22/26 ... 2,565 2,577
L2096178.UP.FTS.B, 25.35%, 11/22/26 ... 14,430 1,022
FW2095277.UP.FTS.B, 25.75%, 11/22/26 . 11,322 11,401
FW2094367.UP.FTS.B, 25.82%, 11/22/26 . 1,497 109
L2094270.UP.FTS.B, 25.87%, 11/22/26 ... 2,417 2,434
FW2096631.UP.FTS.B, 26.76%, 11/22/26 . 3,038 3,059
FW2095637.UP.FTS.B, 26.8%, 11/22/26 .. 2,947 2,963
FW2094585.UP.FTS.B, 27.16%, 11/22/26 . 3,919 3,756
FW2094718.UP.FTS.B, 27.18%, 11/22/26 . 7,614 7,667
FW2073665.UP.FTS.B, 27.21%, 11/22/26 . 3,107 2,976
L2096054.UP.FTS.B, 27.38%, 11/22/26 ... 2,516 2,534
L2096384.UP.FTS.B, 27.83%, 11/22/26 ... 7,033 7,082
FW2096342.UP.FTS.B, 28.48%, 11/22/26 . 3,837 3,863
FW2094419.UP.FTS.B, 28.57%, 11/22/26 . 829 58
FW2094402.UP.FTS.B, 28.65%, 11/22/26 . 2,669 2,552
FW2096376.UP.FTS.B, 29.09%, 11/22/26 . 4,292 4,321
FW2095953.UP.FTS.B, 29.33%, 11/22/26 . 3,815 3,834
FW2094834.UP.FTS.B, 29.86%, 11/22/26 . 3,868 3,895
FW2096279.UP.FTS.B, 30.8%, 11/22/26 .. 933 940
FW2096310.UP.FTS.B, 31%, 11/22/26 ... 2,147 2,143

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2093970.UP.FTS.B, 31.15%, 11/22/26 . $ 1,879 $ 285
FW2094058.UP.FTS.B, 31.18%, 11/22/26 . 1,349 95
FW2094660.UP.FTS.B, 31.22%, 11/22/26 . 8,453 8,510
FW2096663.UP.FTS.B, 31.48%, 11/22/26 . 3,909 3,928
FW2089645.UP.FTS.B, 31.75%, 11/22/26 . 7,428 7,480
FW2048861.UP.FTS.B, 16.4%, 11/28/26 .. 33,827 33,571
L2046907.UP.FTS.B, 21.17%, 11/28/26 ... 2,713 2,694
L2096773.UP.FTS.B, 24.83%, 12/03/26 ... 2,257 2,272
L2096134.UP.FTS.B, 22.43%, 12/06/26 ... 4,935 4,912
FW2295931.UP.FTS.B, 5.9%, 12/21/26 ... 10,017 9,947
FW2293082.UP.FTS.B, 6.16%, 12/21/26 .. 3,066 3,045
FW2293764.UP.FTS.B, 6.23%, 12/21/26 .. 15,092 14,186
L2296513.UP.FTS.B, 7.11%, 12/21/26 .... 2,469 2,452
FW2293501.UP.FTS.B, 7.39%, 12/21/26 .. 4,996 4,964
L2292686.UP.FTS.B, 7.74%, 12/21/26 .... 2,032 2,018
L2295874.UP.FTS.B, 7.93%, 12/21/26 .... 4,885 4,853
L2293167.UP.FTS.B, 8.19%, 12/21/26 .... 5,437 5,402
L2295697.UP.FTS.B, 8.34%, 12/21/26 .... 817 811
FW2294735.UP.FTS.B, 8.57%, 12/21/26 .. 2,710 2,692
L2295880.UP.FTS.B, 8.72%, 12/21/26 .... 2,048 2,035
L2295428.UP.FTS.B, 9.02%, 12/21/26 .... 15,209 1,105
L2295310.UP.FTS.B, 9.3%, 12/21/26 .... 5,304 5,268
L2296054.UP.FTS.B, 9.4%, 12/21/26 .... 7,005 397
L2294640.UP.FTS.B, 9.73%, 12/21/26 .... 2,248 2,234
FW2294642.UP.FTS.B, 11.72%, 12/21/26 . 4,193 4,165
L2294345.UP.FTS.B, 12.41%, 12/21/26 ... 5,970 5,936
L2292250.UP.FTS.B, 12.42%, 12/21/26 ... 8,297 7,821
L2288385.UP.FTS.B, 12.86%, 12/21/26 ... 3,524 3,504
L2295080.UP.FTS.B, 13.33%, 12/21/26 ... 5,161 5,129
L2294220.UP.FTS.B, 13.69%, 12/21/26 ... 4,255 4,231
L2294373.UP.FTS.B, 13.7%, 12/21/26 .... 3,759 3,737
L2294790.UP.FTS.B, 13.78%, 12/21/26 ... 4,442 4,414
L2296399.UP.FTS.B, 14.35%, 12/21/26 ... 7,133 7,086
FW2293923.UP.FTS.B, 16.04%, 12/21/26 . 3,035 3,009
L2294540.UP.FTS.B, 16.91%, 12/21/26 ... 1,818 131
L2293185.UP.FTS.B, 17.25%, 12/21/26 ... 12,072 875
FW2293821.UP.FTS.B, 17.3%, 12/21/26 .. 1,185 1,177
L2296049.UP.FTS.B, 17.33%, 12/21/26 ... 3,640 3,622
L2293602.UP.FTS.B, 17.68%, 12/21/26 ... 7,651 7,614
L2293520.UP.FTS.B, 17.78%, 12/21/26 ... 3,651 3,633
L2295430.UP.FTS.B, 18.6%, 12/21/26 .... 10,709 10,655
L2295608.UP.FTS.B, 18.98%, 12/21/26 ... 7,358 7,322
FW2293617.UP.FTS.B, 19.06%, 12/21/26 . 5,156 5,131
FW2294886.UP.FTS.B, 19.07%, 12/21/26 . 1,489 1,409
FW2293806.UP.FTS.B, 19.41%, 12/21/26 . 5,865 5,835
L2296294.UP.FTS.B, 19.65%, 12/21/26 ... 1,256 1,223
FW2289691.UP.FTS.B, 20.05%, 12/21/26 . 3,708 3,727
L2293347.UP.FTS.B, 20.07%, 12/21/26 ... 22,247 22,136
L2293707.UP.FTS.B, 21.03%, 12/21/26 ... 5,598 5,569
L2295159.UP.FTS.B, 21.2%, 12/21/26 .... 2,465 2,478
L2294842.UP.FTS.B, 21.22%, 12/21/26 ... 3,736 3,755
L2296434.UP.FTS.B, 21.52%, 12/21/26 ... 1,872 1,862
FW2296031.UP.FTS.B, 22.11%, 12/21/26 . 3,711 571
L2296037.UP.FTS.B, 22.38%, 12/21/26 ... 3,705 3,721
L2286942.UP.FTS.B, 22.51%, 12/21/26 ... 1,703 1,710
L2293386.UP.FTS.B, 22.55%, 12/21/26 ... 6,029 6,060
L2294387.UP.FTS.B, 22.74%, 12/21/26 ... 3,326 240
L2294767.UP.FTS.B, 23.15%, 12/21/26 ... 1,976 1,983
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2296289.UP.FTS.B, 23.69%, 12/21/26 . $ 5,330 $ 5,323
L2296095.UP.FTS.B, 23.73%, 12/21/26 ... 7,510 7,544
FW2295460.UP.FTS.B, 23.88%, 12/21/26 . 20,911 19,788
L2295502.UP.FTS.B, 23.94%, 12/21/26 ... 7,451 7,490
L2295515.UP.FTS.B, 24.19%, 12/21/26 ... 11,420 11,479
L2295990.UP.FTS.B, 24.34%, 12/21/26 ... 3,295 3,308
L2293012.UP.FTS.B, 24.54%, 12/21/26 ... 2,289 2,277
L2293989.UP.FTS.B, 24.69%, 12/21/26 ... 2,291 2,302
L2294601.UP.FTS.B, 24.7%, 12/21/26 .... 38,182 38,377
FW2296310.UP.FTS.B, 24.81%, 12/21/26 . 2,447 374
L2246443.UP.FTS.B, 25.23%, 12/21/26 ... 863 825
L2295322.UP.FTS.B, 25.28%, 12/21/26 ... 3,334 3,349
L2295069.UP.FTS.B, 25.39%, 12/21/26 ... 1,644 1,650
L2293969.UP.FTS.B, 25.41%, 12/21/26 ... 10,308 9,861
L2296171.UP.FTS.B, 25.41%, 12/21/26 ... 1,764 1,773
L2294392.UP.FTS.B, 25.44%, 12/21/26 ... 14,820 14,864
L2287500.UP.FTS.B, 25.45%, 12/21/26 ... 4,967 4,991
L2292073.UP.FTS.B, 25.46%, 12/21/26 ... 2,302 2,314
L2296315.UP.FTS.B, 25.46%, 12/21/26 ... 3,930 1,140
L2295101.UP.FTS.B, 25.65%, 12/21/26 ... 2,038 2,044
FW2294336.UP.FTS.B, 25.77%, 12/21/26 . 465 459
FW2293250.UP.FTS.B, 26.48%, 12/21/26 . 1,612 470
FW2295132.UP.FTS.B, 26.71%, 12/21/26 . 27,364 27,503
L2289495.UP.FTS.B, 27.03%, 12/21/26 ... 4,027 4,007
FW2296329.UP.FTS.B, 27.9%, 12/21/26 .. 2,845 2,858
FW2294924.UP.FTS.B, 28.38%, 12/21/26 . 4,526 4,549
L2296578.UP.FTS.B, 28.56%, 12/21/26 ... 3,828 3,847
FW2294602.UP.FTS.B, 28.58%, 12/21/26 . 2,711 190
FW2294247.UP.FTS.B, 28.6%, 12/21/26 .. 5,214 126
FW2296510.UP.FTS.B, 28.63%, 12/21/26 . 5,361 5,129
FW2295693.UP.FTS.B, 29.44%, 12/21/26 . 1,074 1,063
FW2292307.UP.FTS.B, 29.55%, 12/21/26 . 11,627 11,686
FW2294300.UP.FTS.B, 29.67%, 12/21/26 . 3,931 3,950
FW2296196.UP.FTS.B, 29.85%, 12/21/26 . 913 4
FW2293867.UP.FTS.B, 30.1%, 12/21/26 .. 8,142 7,780
FW2293261.UP.FTS.B, 30.26%, 12/21/26 . 867 872
FW2294598.UP.FTS.B, 30.58%, 12/21/26 . 2,528 2,540
FW2295156.UP.FTS.B, 30.61%, 12/21/26 . 1,717 505
FW2295730.UP.FTS.B, 30.86%, 12/21/26 . 330 326
FW2296110.UP.FTS.B, 30.89%, 12/21/26 . 873 876
FW2296255.UP.FTS.B, 30.89%, 12/21/26 . 1,103 165
FW2294105.UP.FTS.B, 30.94%, 12/21/26 . 10,239 10,283
FW2295248.UP.FTS.B, 30.94%, 12/21/26 . 3,025 3,034
FW2295082.UP.FTS.B, 31.01%, 12/21/26 . 862 61
FW2293727.UP.FTS.B, 31.05%, 12/21/26 . 1,188 1,194
FW2293310.UP.FTS.B, 31.11%, 12/21/26 . 1,426 1,433
FW2295496.UP.FTS.B, 31.18%, 12/21/26 . 2,140 2,151
FW2292945.UP.FTS.B, 31.23%, 12/21/26 . 2,068 2,074
FW2293684.UP.FTS.B, 31.29%, 12/21/26 . 2,379 2,391
FW2293376.UP.FTS.B, 31.54%, 12/21/26 . 30,018 30,168
FW2295899.UP.FTS.B, 32.71%, 12/21/26 . 3,713 3,557
L2298042.UP.FTS.B, 5.42%, 12/22/26 .... 6,643 6,599
FW2296838.UP.FTS.B, 5.56%, 12/22/26 .. 7,982 7,927
L2300162.UP.FTS.B, 5.78%, 12/22/26 .... 1,000 993
L2298149.UP.FTS.B, 5.81%, 12/22/26 .... 31,326 31,114
L2298867.UP.FTS.B, 6.47%, 12/22/26 .... 9,718 9,653
L2298677.UP.FTS.B, 6.71%, 12/22/26 .... 2,402 2,259
FW2298647.UP.FTS.B, 6.85%, 12/22/26 .. 33,611 33,394

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2296512.UP.FTS.B, 6.86%, 12/22/26 .... $ 20,170 $ 20,036
FW2299026.UP.FTS.B, 7.03%, 12/22/26 .. 3,366 3,344
L2299006.UP.FTS.B, 7.25%, 12/22/26 .... 11,000 10,353
L2298624.UP.FTS.B, 7.52%, 12/22/26 .... 23,635 23,490
L2300059.UP.FTS.B, 7.96%, 12/22/26 .... 3,382 3,362
FW2297741.UP.FTS.B, 8.43%, 12/22/26 .. 4,086 4,061
L2296751.UP.FTS.B, 9.09%, 12/22/26 .... 4,108 4,083
FW2300319.UP.FTS.B, 9.33%, 12/22/26 .. 2,881 2,862
L2275171.UP.FTS.B, 9.45%, 12/22/26 .... 1,716 1,706
FW2275119.UP.FTS.B, 10.09%, 12/22/26 . 20,701 20,579
L2261699.UP.FTS.B, 10.41%, 12/22/26 ... 2,767 2,751
FW2298451.UP.FTS.B, 10.42%, 12/22/26 . 8,668 2,212
L2299578.UP.FTS.B, 10.73%, 12/22/26 ... 3,051 3,035
L2296896.UP.FTS.B, 10.8%, 12/22/26 .... 2,082 2,069
L2296884.UP.FTS.B, 10.85%, 12/22/26 ... 6,942 6,898
FW2300491.UP.FTS.B, 11.05%, 12/22/26 . 1,945 1,935
L2300049.UP.FTS.B, 11.22%, 12/22/26 ... 17,402 17,311
L2299084.UP.FTS.B, 11.37%, 12/22/26 ... 6,053 355
L2299162.UP.FTS.B, 11.99%, 12/22/26 ... 8,340 8,295
L2296860.UP.FTS.B, 12.01%, 12/22/26 ... 7,228 7,164
L2288091.UP.FTS.B, 12.04%, 12/22/26 ... 7,005 6,969
L2296913.UP.FTS.B, 12.48%, 12/22/26 ... 7,414 7,375
FW2296819.UP.FTS.B, 12.8%, 12/22/26 .. 705 701
L2297301.UP.FTS.B, 13.19%, 12/22/26 ... 3,508 3,489
L2297394.UP.FTS.B, 13.43%, 12/22/26 ... 2,831 2,817
FW2295002.UP.FTS.B, 13.45%, 12/22/26 . 1,204 1,197
L2298273.UP.FTS.B, 13.81%, 12/22/26 ... 19,196 19,080
FW2297621.UP.FTS.B, 13.91%, 12/22/26 . 1,632 1,623
FW2297887.UP.FTS.B, 14.01%, 12/22/26 . 6,070 6,034
L2297583.UP.FTS.B, 14.22%, 12/22/26 ... 13,327 13,248
FW2296544.UP.FTS.B, 14.31%, 12/22/26 . 3,563 3,541
L2296665.UP.FTS.B, 14.98%, 12/22/26 ... 2,845 2,747
L2272259.UP.FTS.B, 15.03%, 12/22/26 ... 2,848 2,836
L2296608.UP.FTS.B, 15.19%, 12/22/26 ... 12,117 12,056
L2298101.UP.FTS.B, 15.46%, 12/22/26 ... 3,297 3,270
FW2298689.UP.FTS.B, 15.52%, 12/22/26 . 12,578 12,527
FW2298989.UP.FTS.B, 15.65%, 12/22/26 . 5,531 5,231
L2300266.UP.FTS.B, 15.81%, 12/22/26 ... 15,627 15,551
L2297545.UP.FTS.B, 16.01%, 12/22/26 ... 2,950 2,783
L2296898.UP.FTS.B, 16.28%, 12/22/26 ... 8,790 638
FW2297895.UP.FTS.B, 16.41%, 12/22/26 . 2,394 155
L2297702.UP.FTS.B, 16.54%, 12/22/26 ... 1,074 1,069
FW2296844.UP.FTS.B, 16.78%, 12/22/26 . 1,785 1,777
FW2242642.UP.FTS.B, 17.23%, 12/22/26 . 5,061 5,040
FW2297226.UP.FTS.B, 17.41%, 12/22/26 . 9,639 9,129
L2297622.UP.FTS.B, 17.73%, 12/22/26 ... 4,374 4,353
FW2298313.UP.FTS.B, 17.76%, 12/22/26 . 11,098 11,054
L2297195.UP.FTS.B, 18.28%, 12/22/26 ... 19,052 18,961
L2297949.UP.FTS.B, 18.76%, 12/22/26 ... 2,941 2,929
FW2298046.UP.FTS.B, 19.21%, 12/22/26 . 7,375 7,331
FW2299900.UP.FTS.B, 19.29%, 12/22/26 . 37,198 35,262
FW2297186.UP.FTS.B, 19.59%, 12/22/26 . 7,393 7,364
FW2299680.UP.FTS.B, 19.7%, 12/22/26 .. 5,465 811
L2296627.UP.FTS.B, 19.74%, 12/22/26 ... 3,701 3,686
L2298737.UP.FTS.B, 20.98%, 12/22/26 ... 3,730 3,716
L2297546.UP.FTS.B, 21.15%, 12/22/26 ... 1,402 37
L2300374.UP.FTS.B, 21.31%, 12/22/26 ... 2,225 2,238
L2296777.UP.FTS.B, 21.4%, 12/22/26 .... 7,481 7,528
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2298033.UP.FTS.B, 21.61%, 12/22/26 . $ 12,360 $ 12,311
L2299056.UP.FTS.B, 22%, 12/22/26 ..... 4,356 4,383
L2298829.UP.FTS.B, 22.17%, 12/22/26 ... 4,648 4,622
FW2297460.UP.FTS.B, 22.74%, 12/22/26 . 37,859 38,023
L2296427.UP.FTS.B, 22.94%, 12/22/26 ... 2,041 2,029
L2300367.UP.FTS.B, 22.94%, 12/22/26 ... 1,511 1,505
L2296515.UP.FTS.B, 22.98%, 12/22/26 ... 2,267 2,281
FW2297374.UP.FTS.B, 23.21%, 12/22/26 . 1,715 1,644
L2298974.UP.FTS.B, 23.47%, 12/22/26 ... 1,364 1,359
FW2300425.UP.FTS.B, 23.57%, 12/22/26 . 7,584 7,633
L2289378.UP.FTS.B, 23.7%, 12/22/26 .... 4,315 662
L2296775.UP.FTS.B, 23.9%, 12/22/26 .... 3,420 3,442
L2298860.UP.FTS.B, 23.92%, 12/22/26 ... 11,400 11,473
L2296638.UP.FTS.B, 23.96%, 12/22/26 ... 744 747
L2297921.UP.FTS.B, 24.04%, 12/22/26 ... 4,873 99
L2300131.UP.FTS.B, 24.08%, 12/22/26 ... 10,664 10,214
L2297604.UP.FTS.B, 24.33%, 12/22/26 ... 1,143 1,150
L2277340.UP.FTS.B, 24.46%, 12/22/26 ... 3,476 3,334
FW2296565.UP.FTS.B, 24.56%, 12/22/26 . 1,755 1,766
L2297696.UP.FTS.B, 24.62%, 12/22/26 ... 540 534
L2299447.UP.FTS.B, 24.64%, 12/22/26 ... 1,527 1,534
L2296874.UP.FTS.B, 24.85%, 12/22/26 ... 924 66
FW2295512.UP.FTS.B, 25.12%, 12/22/26 . 7,354 7,310
L2296994.UP.FTS.B, 25.2%, 12/22/26 .... 2,759 2,772
L2282956.UP.FTS.B, 25.27%, 12/22/26 ... 653 649
FW2297623.UP.FTS.B, 25.32%, 12/22/26 . 2,759 2,749
L2299789.UP.FTS.B, 25.32%, 12/22/26 ... 1,170 1,120
L2292373.UP.FTS.B, 25.33%, 12/22/26 ... 1,303 1,298
L2297988.UP.FTS.B, 25.38%, 12/22/26 ... 792 792
L2298851.UP.FTS.B, 25.44%, 12/22/26 ... 1,189 347
L2296962.UP.FTS.B, 25.46%, 12/22/26 ... 2,609 2,620
L2298544.UP.FTS.B, 25.47%, 12/22/26 ... 3,833 3,857
L2298179.UP.FTS.B, 25.49%, 12/22/26 ... 3,530 3,552
L2297223.UP.FTS.B, 25.61%, 12/22/26 ... 2,233 2,178
L2297795.UP.FTS.B, 26.01%, 12/22/26 ... 9,853 9,916
L2296379.UP.FTS.B, 26.17%, 12/22/26 ... 7,705 7,754
FW2299410.UP.FTS.B, 26.2%, 12/22/26 .. 4,624 4,653
FW2300548.UP.FTS.B, 26.24%, 12/22/26 . 3,084 3,072
FW2298545.UP.FTS.B, 26.68%, 12/22/26 . 10,510 10,578
FW2297229.UP.FTS.B, 26.75%, 12/22/26 . 9,948 9,996
FW2298735.UP.FTS.B, 26.94%, 12/22/26 . 11,303 11,246
FW2299436.UP.FTS.B, 27.39%, 12/22/26 . 3,224 3,242
FW2298369.UP.FTS.B, 27.48%, 12/22/26 . 13,468 13,532
FW2296934.UP.FTS.B, 28.08%, 12/22/26 . 4,440 4,469
FW2297196.UP.FTS.B, 28.3%, 12/22/26 .. 7,801 7,852
FW2298568.UP.FTS.B, 28.54%, 12/22/26 . 5,937 5,976
FW2297945.UP.FTS.B, 28.62%, 12/22/26 . 7,221 7,257
FW2297886.UP.FTS.B, 29.13%, 12/22/26 . 2,427 2,443
FW2297392.UP.FTS.B, 29.67%, 12/22/26 . 1,617 1,623
FW2298522.UP.FTS.B, 29.71%, 12/22/26 . 2,753 2,765
FW2296795.UP.FTS.B, 30.46%, 12/22/26 . 1,184 1,192
FW2296458.UP.FTS.B, 30.75%, 12/22/26 . 6,800 6,844
FW2299169.UP.FTS.B, 30.82%, 12/22/26 . 3,244 3,266
FW2281021.UP.FTS.B, 30.86%, 12/22/26 . 4,502 4,312
FW2299939.UP.FTS.B, 30.93%, 12/22/26 . 871 876
FW2297499.UP.FTS.B, 30.95%, 12/22/26 . 871 876
FW2296542.UP.FTS.B, 31%, 12/22/26 ... 4,930 342
FW2300108.UP.FTS.B, 31.04%, 12/22/26 . 1,030 1,036

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2298345.UP.FTS.B, 31.12%, 12/22/26 . $ 1,079 $ 1,076
FW2298159.UP.FTS.B, 31.15%, 12/22/26 . 2,298 2,313
FW2296911.UP.FTS.B, 31.17%, 12/22/26 . 992 996
FW2299655.UP.FTS.B, 31.17%, 12/22/26 . 3,171 3,192
FW2294359.UP.FTS.B, 31.33%, 12/22/26 . 39,685 39,861
FW2300018.UP.FTS.B, 31.65%, 12/22/26 . 4,370 4,399
FW2296208.UP.FTS.B, 31.74%, 12/22/26 . 5,450 5,477
FW2296337.UP.FTS.B, 33.15%, 12/22/26 . 4,813 4,609
FW2296980.UP.FTS.B, 33.56%, 12/22/26 . 1,116 1,093
FW2289917.UP.FTS.B, 24.12%, 12/26/26 . 3,686 3,688
FW2293338.UP.FTS.B, 11.67%, 1/05/27 .. 14,422 1,051
L2293224.UP.FTS.B, 25.74%, 1/05/27 .... 1,422 1,424
FW2294223.UP.FTS.B, 31.19%, 1/05/27 .. 19,711 19,783
L2275604.UP.FTS.B, 8%, 1/06/27 ....... 6,956 6,911
L2297168.UP.FTS.B, 9.21%, 1/06/27 .... 3,516 3,491
L2428799.UP.FTS.B, 4.81%, 1/13/27 .... 8,799 8,738
L2424153.UP.FTS.B, 4.86%, 1/13/27 .... 33,413 33,181
L2426247.UP.FTS.B, 4.87%, 1/13/27 .... 10,569 10,494
L2424670.UP.FTS.B, 5.86%, 1/13/27 .... 6,484 6,440
L2425940.UP.FTS.B, 5.96%, 1/13/27 .... 13,631 13,538
L2427954.UP.FTS.B, 5.98%, 1/13/27 .... 20,497 20,358
FW2427065.UP.FTS.B, 6.14%, 1/13/27 ... 5,796 5,757
L2428807.UP.FTS.B, 6.19%, 1/13/27 .... 5,133 5,098
L2425627.UP.FTS.B, 6.24%, 1/13/27 .... 18,628 18,498
FW2418004.UP.FTS.B, 6.27%, 1/13/27 ... 20,385 20,247
FW2426682.UP.FTS.B, 6.38%, 1/13/27 ... 10,558 5,390
L2424813.UP.FTS.B, 6.62%, 1/13/27 .... 12,360 12,277
L2426387.UP.FTS.B, 7.28%, 1/13/27 .... 3,106 3,085
FW2427607.UP.FTS.B, 7.35%, 1/13/27 ... 10,983 10,907
L2423321.UP.FTS.B, 7.44%, 1/13/27 .... 6,032 421
L2425992.UP.FTS.B, 7.55%, 1/13/27 .... 3,666 3,642
L2426489.UP.FTS.B, 7.81%, 1/13/27 .... 8,317 8,260
L2428326.UP.FTS.B, 7.87%, 1/13/27 .... 6,758 6,710
L2427644.UP.FTS.B, 7.93%, 1/13/27 .... 1,734 1,722
FW2427445.UP.FTS.B, 7.98%, 1/13/27 ... 5,552 5,514
L2424761.UP.FTS.B, 8.01%, 1/13/27 .... 3,922 3,893
L2426445.UP.FTS.B, 8.42%, 1/13/27 .... 2,010 1,996
FW2426523.UP.FTS.B, 8.45%, 1/13/27 ... 2,986 2,962
L2427091.UP.FTS.B, 8.49%, 1/13/27 .... 4,877 4,844
L2400286.UP.FTS.B, 8.75%, 1/13/27 .... 5,146 5,110
L2424441.UP.FTS.B, 8.96%, 1/13/27 .... 1,012 1,003
FW2426991.UP.FTS.B, 9.24%, 1/13/27 ... 4,205 4,176
L2427076.UP.FTS.B, 9.69%, 1/13/27 .... 5,914 5,871
L2427657.UP.FTS.B, 9.7%, 1/13/27 ..... 2,776 2,753
L2425208.UP.FTS.B, 9.97%, 1/13/27 .... 4,932 4,899
L2428214.UP.FTS.B, 10.52%, 1/13/27 .... 1,911 1,898
L2423014.UP.FTS.B, 10.64%, 1/13/27 .... 19,116 18,989
FW2425681.UP.FTS.B, 11.84%, 1/13/27 .. 22,142 21,991
L2423675.UP.FTS.B, 12.15%, 1/13/27 .... 4,653 4,622
L2426699.UP.FTS.B, 13.25%, 1/13/27 .... 8,674 8,608
L2426346.UP.FTS.B, 13.31%, 1/13/27 .... 3,717 3,676
FW2426553.UP.FTS.B, 14.04%, 1/13/27 .. 4,901 1,252
FW2426488.UP.FTS.B, 14.89%, 1/13/27 .. 5,076 5,041
L2428411.UP.FTS.B, 15.14%, 1/13/27 .... 3,509 3,485
FW2398372.UP.FTS.B, 15.37%, 1/13/27 .. 8,639 8,580
FW2425483.UP.FTS.B, 15.58%, 1/13/27 .. 8,066 8,010
L2424270.UP.FTS.B, 15.87%, 1/13/27 .... 3,992 289
FW2412323.UP.FTS.B, 15.91%, 1/13/27 .. 7,349 7,301
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2423910.UP.FTS.B, 15.96%, 1/13/27 .. $ 6,104 $ 1,637
L2406518.UP.FTS.B, 16%, 1/13/27 ...... 3,677 3,652
L2426798.UP.FTS.B, 16.24%, 1/13/27 .... 11,785 11,709
L2426649.UP.FTS.B, 16.44%, 1/13/27 .... 925 67
L2428444.UP.FTS.B, 16.71%, 1/13/27 .... 4,433 4,403
L2428347.UP.FTS.B, 16.79%, 1/13/27 .... 5,787 417
FW2428748.UP.FTS.B, 17.09%, 1/13/27 .. 7,407 7,356
L2425118.UP.FTS.B, 17.11%, 1/13/27 .... 5,185 5,146
FW2423151.UP.FTS.B, 17.2%, 1/13/27 ... 3,262 3,237
L2424529.UP.FTS.B, 17.26%, 1/13/27 .... 7,968 276
L2428394.UP.FTS.B, 17.4%, 1/13/27 .... 4,274 4,240
FW2425055.UP.FTS.B, 17.43%, 1/13/27 .. 12,176 12,084
L2426279.UP.FTS.B, 17.73%, 1/13/27 .... 3,050 3,029
L2424817.UP.FTS.B, 17.78%, 1/13/27 .... 10,209 1,472
L2423964.UP.FTS.B, 18.15%, 1/13/27 .... 5,221 5,181
L2428498.UP.FTS.B, 18.5%, 1/13/27 .... 3,797 2,175
L2428454.UP.FTS.B, 18.63%, 1/13/27 .... 5,664 5,613
L2422983.UP.FTS.B, 19.45%, 1/13/27 .... 21,214 21,072
L2424684.UP.FTS.B, 20.1%, 1/13/27 .... 4,494 4,502
L2423758.UP.FTS.B, 20.41%, 1/13/27 .... 1,465 1,452
L2405396.UP.FTS.B, 20.43%, 1/13/27 .... 5,447 5,399
L2426770.UP.FTS.B, 20.84%, 1/13/27 .... 11,379 11,405
FW2425922.UP.FTS.B, 21.25%, 1/13/27 .. 1,357 1,348
L2425214.UP.FTS.B, 21.28%, 1/13/27 .... 4,691 336
L2427912.UP.FTS.B, 21.34%, 1/13/27 .... 761 763
FW2427047.UP.FTS.B, 22.2%, 1/13/27 ... 16,678 16,716
L2428658.UP.FTS.B, 22.41%, 1/13/27 .... 8,364 8,370
L2395761.UP.FTS.B, 22.53%, 1/13/27 .... 22,996 23,049
L2398543.UP.FTS.B, 22.71%, 1/13/27 .... 2,269 3
L2425900.UP.FTS.B, 23.2%, 1/13/27 .... 6,773 6,788
L2422984.UP.FTS.B, 23.24%, 1/13/27 .... 10,572 3,040
L2424344.UP.FTS.B, 23.87%, 1/13/27 .... 823 24
L2425886.UP.FTS.B, 24.76%, 1/13/27 .... 3,883 3,892
L2404751.UP.FTS.B, 24.81%, 1/13/27 .... 13,983 14,016
L2422250.UP.FTS.B, 25.13%, 1/13/27 .... 2,413 2,418
L2423497.UP.FTS.B, 25.16%, 1/13/27 .... 1,245 1,248
L2399706.UP.FTS.B, 25.18%, 1/13/27 .... 11,220 11,246
FW2428740.UP.FTS.B, 25.25%, 1/13/27 .. 3,115 3,122
L2427647.UP.FTS.B, 25.29%, 1/13/27 .... 4,517 4,528
L2427874.UP.FTS.B, 25.33%, 1/13/27 .... 739 425
L2426044.UP.FTS.B, 25.4%, 1/13/27 .... 1,770 507
L2426848.UP.FTS.B, 25.4%, 1/13/27 .... 6,966 6,962
L2425077.UP.FTS.B, 25.43%, 1/13/27 .... 6,861 6,856
L2423795.UP.FTS.B, 25.46%, 1/13/27 .... 6,051 434
L2425747.UP.FTS.B, 25.48%, 1/13/27 .... 11,934 851
L2424771.UP.FTS.B, 25.96%, 1/13/27 .... 1,720 1,724
FW2424834.UP.FTS.B, 26.08%, 1/13/27 .. 4,225 4,235
FW2425245.UP.FTS.B, 26.25%, 1/13/27 .. 1,253 1,256
FW2423361.UP.FTS.B, 26.6%, 1/13/27 ... 2,696 1,591
FW2426259.UP.FTS.B, 26.65%, 1/13/27 .. 3,926 3,935
FW2428725.UP.FTS.B, 26.68%, 1/13/27 .. 2,118 1,251
FW2425948.UP.FTS.B, 27.28%, 1/13/27 .. 5,513 5,526
FW2424326.UP.FTS.B, 27.8%, 1/13/27 ... 7,769 7,781
FW2422977.UP.FTS.B, 28.17%, 1/13/27 .. 15,632 15,657
FW2424974.UP.FTS.B, 28.61%, 1/13/27 .. 13,437 13,447
FW2423517.UP.FTS.B, 29.09%, 1/13/27 .. 5,397 384
FW2422891.UP.FTS.B, 29.39%, 1/13/27 .. 1,555 1,556
FW2425791.UP.FTS.B, 29.41%, 1/13/27 .. 2,489 1,476

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2426907.UP.FTS.B, 29.43%, 1/13/27 .. $ 32,554 $ 32,555
FW2427306.UP.FTS.B, 29.68%, 1/13/27 .. 1,184 –
FW2423451.UP.FTS.B, 30.19%, 1/13/27 .. 800 802
FW2426985.UP.FTS.B, 30.26%, 1/13/27 .. 26,514 26,555
FW2427875.UP.FTS.B, 30.3%, 1/13/27 ... 767 767
FW2423548.UP.FTS.B, 30.41%, 1/13/27 .. 2,082 2,087
FW2425371.UP.FTS.B, 30.51%, 1/13/27 .. 1,602 1,606
FW2423407.UP.FTS.B, 30.57%, 1/13/27 .. 1,843 1,848
FW2425795.UP.FTS.B, 30.94%, 1/13/27 .. 3,256 3,261
FW2425961.UP.FTS.B, 31.09%, 1/13/27 .. 884 886
FW2427636.UP.FTS.B, 31.15%, 1/13/27 .. 5,044 356
FW2426510.UP.FTS.B, 31.33%, 1/13/27 .. 3,225 –
FW2423715.UP.FTS.B, 32.57%, 1/13/27 .. 809 811
FW2432124.UP.FTS.B, 5.02%, 1/14/27 ... 33,900 33,668
L2429437.UP.FTS.B, 5.17%, 1/14/27 .... 8,146 8,091
L2435082.UP.FTS.B, 5.24%, 1/14/27 .... 18,407 18,281
L2435136.UP.FTS.B, 5.4%, 1/14/27 ..... 7,140 7,092
L2435334.UP.FTS.B, 5.79%, 1/14/27 .... 2,115 2,101
L2431631.UP.FTS.B, 5.94%, 1/14/27 .... 662 656
L2428794.UP.FTS.B, 5.98%, 1/14/27 .... 10,248 10,179
L2432641.UP.FTS.B, 5.99%, 1/14/27 .... 6,833 6,787
FW2431037.UP.FTS.B, 6.01%, 1/14/27 ... 2,734 2,715
FW2434481.UP.FTS.B, 6.18%, 1/14/27 ... 6,505 6,460
L2434868.UP.FTS.B, 6.25%, 1/14/27 .... 7,532 7,481
L2433278.UP.FTS.B, 6.42%, 1/14/27 .... 9,597 9,532
L2434814.UP.FTS.B, 6.49%, 1/14/27 .... 1,784 1,772
L2432301.UP.FTS.B, 6.51%, 1/14/27 .... 3,431 3,408
L2431798.UP.FTS.B, 6.68%, 1/14/27 .... 9,680 9,614
FW2429354.UP.FTS.B, 6.79%, 1/14/27 ... 34,050 33,821
FW2430872.UP.FTS.B, 6.87%, 1/14/27 ... 2,402 2,386
L2432901.UP.FTS.B, 6.93%, 1/14/27 .... 13,067 12,981
FW2430681.UP.FTS.B, 7.21%, 1/14/27 ... 22,060 21,914
L2431865.UP.FTS.B, 7.24%, 1/14/27 .... 11,731 11,654
L2429292.UP.FTS.B, 7.41%, 1/14/27 .... 8,291 8,235
L2430454.UP.FTS.B, 7.62%, 1/14/27 .... 9,546 9,479
L2433097.UP.FTS.B, 7.62%, 1/14/27 .... 26,773 26,589
L2434635.UP.FTS.B, 7.74%, 1/14/27 .... 14,685 14,585
L2433991.UP.FTS.B, 7.94%, 1/14/27 .... 4,701 4,668
L2435013.UP.FTS.B, 8.08%, 1/14/27 .... 6,945 6,898
L2429715.UP.FTS.B, 8.3%, 1/14/27 ..... 2,783 2,764
L2434529.UP.FTS.B, 8.37%, 1/14/27 .... 4,873 4,840
L2430462.UP.FTS.B, 8.4%, 1/14/27 ..... 17,408 17,290
L2435208.UP.FTS.B, 8.4%, 1/14/27 ..... 31,220 31,007
L2429477.UP.FTS.B, 8.93%, 1/14/27 .... 9,717 9,651
L2429964.UP.FTS.B, 9.01%, 1/14/27 .... 3,498 3,474
L2429979.UP.FTS.B, 9.08%, 1/14/27 .... 2,100 2,086
L2432796.UP.FTS.B, 9.5%, 1/14/27 ..... 1,798 937
L2432514.UP.FTS.B, 9.62%, 1/14/27 .... 24,596 24,432
L2434796.UP.FTS.B, 9.68%, 1/14/27 .... 17,574 17,458
L2434345.UP.FTS.B, 9.69%, 1/14/27 .... 6,454 6,406
L2434787.UP.FTS.B, 9.78%, 1/14/27 .... 2,034 2,020
FW2431901.UP.FTS.B, 9.92%, 1/14/27 ... 7,719 7,656
L2434832.UP.FTS.B, 9.93%, 1/14/27 .... 5,172 377
L2435560.UP.FTS.B, 10.15%, 1/14/27 .... 19,581 10,203
FW2433055.UP.FTS.B, 10.82%, 1/14/27 .. 2,484 2,465
L2403095.UP.FTS.B, 10.86%, 1/14/27 .... 6,010 5,969
L2431423.UP.FTS.B, 11.01%, 1/14/27 .... 2,139 2,123
L2430601.UP.FTS.B, 11.3%, 1/14/27 ..... 12,453 12,369
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2433199.UP.FTS.B, 12.56%, 1/14/27 .. $ 2,154 $ 2,140
L2431067.UP.FTS.B, 12.57%, 1/14/27 .... 4,301 4,272
L2429992.UP.FTS.B, 12.6%, 1/14/27 .... 3,683 3,657
L2434462.UP.FTS.B, 12.63%, 1/14/27 .... 1,443 1,432
FW2432090.UP.FTS.B, 12.83%, 1/14/27 .. 4,676 4,645
L2435380.UP.FTS.B, 12.98%, 1/14/27 .... 3,929 3,903
FW2434494.UP.FTS.B, 12.99%, 1/14/27 .. 3,962 286
FW2430692.UP.FTS.B, 13.13%, 1/14/27 .. 6,488 6,445
L2434966.UP.FTS.B, 13.37%, 1/14/27 .... 7,675 1,054
L2434354.UP.FTS.B, 13.48%, 1/14/27 .... 3,614 3,590
L2433923.UP.FTS.B, 13.81%, 1/14/27 .... 7,196 7,148
L2430593.UP.FTS.B, 13.89%, 1/14/27 .... 7,304 7,251
FW2429622.UP.FTS.B, 15.13%, 1/14/27 .. 3,669 3,642
L2434928.UP.FTS.B, 15.16%, 1/14/27 .... 3,656 3,632
L2432300.UP.FTS.B, 15.27%, 1/14/27 .... 215 212
FW2435291.UP.FTS.B, 16.08%, 1/14/27 .. 32,800 32,584
FW2428845.UP.FTS.B, 16.32%, 1/14/27 .. 7,877 2,131
L2429267.UP.FTS.B, 16.52%, 1/14/27 .... 7,411 7,352
FW2435527.UP.FTS.B, 16.65%, 1/14/27 .. 13,449 13,360
L2429626.UP.FTS.B, 16.81%, 1/14/27 .... 2,957 2,938
L2434502.UP.FTS.B, 17.17%, 1/14/27 .... 12,215 12,105
L2435410.UP.FTS.B, 17.3%, 1/14/27 .... 8,920 8,848
L2432699.UP.FTS.B, 17.44%, 1/14/27 .... 4,084 4,057
L2434046.UP.FTS.B, 17.57%, 1/14/27 .... 7,059 7,015
L2426379.UP.FTS.B, 19.1%, 1/14/27 .... 4,128 4,101
L2429755.UP.FTS.B, 19.15%, 1/14/27 .... 11,260 11,289
L2435425.UP.FTS.B, 19.56%, 1/14/27 .... 5,059 367
FW2430438.UP.FTS.B, 20.15%, 1/14/27 .. 2,942 2,921
L2430606.UP.FTS.B, 20.16%, 1/14/27 .... 6,908 6,805
L2430735.UP.FTS.B, 20.49%, 1/14/27 .... 5,322 5,326
L2428990.UP.FTS.B, 21.05%, 1/14/27 .... 15,199 15,238
L2431627.UP.FTS.B, 21.05%, 1/14/27 .... 7,596 7,548
L2434076.UP.FTS.B, 21.06%, 1/14/27 .... 8,490 617
FW2431803.UP.FTS.B, 21.19%, 1/14/27 .. 2,965 2,944
L2435241.UP.FTS.B, 21.3%, 1/14/27 .... 4,869 4,826
L2434141.UP.FTS.B, 21.61%, 1/14/27 .... 3,026 1,736
L2434159.UP.FTS.B, 21.72%, 1/14/27 .... 1,142 1,145
L2432761.UP.FTS.B, 21.77%, 1/14/27 .... 1,842 1,828
L2434330.UP.FTS.B, 21.77%, 1/14/27 .... 6,867 6,823
L2432647.UP.FTS.B, 21.91%, 1/14/27 .... 2,754 2,730
L2433930.UP.FTS.B, 22.17%, 1/14/27 .... 8,260 8,281
L2428923.UP.FTS.B, 22.2%, 1/14/27 .... 8,968 416
L2433523.UP.FTS.B, 22.41%, 1/14/27 .... 10,747 10,753
L2433884.UP.FTS.B, 22.52%, 1/14/27 .... 3,819 3,791
L2432854.UP.FTS.B, 22.72%, 1/14/27 .... 9,301 9,222
L2432010.UP.FTS.B, 22.75%, 1/14/27 .... 23,019 23,079
FW2434152.UP.FTS.B, 22.94%, 1/14/27 .. 12,369 12,402
L2429502.UP.FTS.B, 23.45%, 1/14/27 .... 1,707 1,708
L2430627.UP.FTS.B, 24.59%, 1/14/27 .... 7,868 4,653
L2435514.UP.FTS.B, 24.62%, 1/14/27 .... 7,761 7,782
FW2434137.UP.FTS.B, 24.72%, 1/14/27 .. 24,122 1,734
L2429435.UP.FTS.B, 24.72%, 1/14/27 .... 10,199 729
L2429892.UP.FTS.B, 24.74%, 1/14/27 .... 1,475 1,479
L2430498.UP.FTS.B, 25.11%, 1/14/27 .... 911 10
L2432911.UP.FTS.B, 25.19%, 1/14/27 .... 4,130 4,137
L2434103.UP.FTS.B, 25.19%, 1/14/27 .... 994 16
L2428592.UP.FTS.B, 25.23%, 1/14/27 .... 2,071 20
L2431333.UP.FTS.B, 25.27%, 1/14/27 .... 880 877

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2432337.UP.FTS.B, 25.36%, 1/14/27 .... $ 10,028 $ 9,958
L2428819.UP.FTS.B, 25.51%, 1/14/27 .... 7,253 7,273
L2430801.UP.FTS.B, 25.58%, 1/14/27 .... 503 36
L2429739.UP.FTS.B, 25.61%, 1/14/27 .... 2,050 2,049
L2430189.UP.FTS.B, 25.96%, 1/14/27 .... 4,909 4,915
L2434122.UP.FTS.B, 25.98%, 1/14/27 .... 3,199 1,842
FW2427919.UP.FTS.B, 26.2%, 1/14/27 ... 7,828 7,850
FW2433321.UP.FTS.B, 26.46%, 1/14/27 .. 1,568 1,572
FW2430722.UP.FTS.B, 26.47%, 1/14/27 .. 9,347 9,360
FW2434298.UP.FTS.B, 26.5%, 1/14/27 ... 2,578 2,585
FW2433285.UP.FTS.B, 26.57%, 1/14/27 .. 6,460 90
FW2428882.UP.FTS.B, 27.27%, 1/14/27 .. 4,716 4,729
FW2435389.UP.FTS.B, 28.43%, 1/14/27 .. 793 795
FW2435458.UP.FTS.B, 28.74%, 1/14/27 .. 3,916 3,924
FW2429440.UP.FTS.B, 28.89%, 1/14/27 .. 4,255 1,208
FW2429972.UP.FTS.B, 28.92%, 1/14/27 .. 1,589 1,594
FW2432969.UP.FTS.B, 29.06%, 1/14/27 .. 7,951 7,973
FW2431137.UP.FTS.B, 29.79%, 1/14/27 .. 3,991 4,002
FW2435220.UP.FTS.B, 30.47%, 1/14/27 .. 2,564 –
FW2429314.UP.FTS.B, 30.55%, 1/14/27 .. 1,208 1,207
FW2431660.UP.FTS.B, 30.55%, 1/14/27 .. 9,367 9,375
FW2434437.UP.FTS.B, 30.78%, 1/14/27 .. 1,605 1,610
FW2432136.UP.FTS.B, 30.97%, 1/14/27 .. 942 943
FW2431224.UP.FTS.B, 31.01%, 1/14/27 .. 1,532 1,532
FW2434725.UP.FTS.B, 31.06%, 1/14/27 .. 2,575 2,578
FW2431217.UP.FTS.B, 31.18%, 1/14/27 .. 4,758 4,762
FW2435248.UP.FTS.B, 31.26%, 1/14/27 .. 4,311 4,318
FW2434302.UP.FTS.B, 31.74%, 1/14/27 .. 2,822 2,830
FW2430067.UP.FTS.B, 32.35%, 1/14/27 .. 3,962 3,973
FW2433366.UP.FTS.B, 32.7%, 1/14/27 ... 1,282 1,274
FW2435168.UP.FTS.B, 33.41%, 1/14/27 .. 1,549 109
FW2429192.UP.FTS.B, 34.62%, 1/14/27 .. 5,395 5,410
L2426521.UP.FTS.B, 25.33%, 1/16/27 .... 2,733 2,739
L2435572.UP.FTS.B, 5.11%, 1/18/27 ..... 5,435 5,396
L2437289.UP.FTS.B, 5.21%, 1/18/27 .... 13,579 13,485
L2438850.UP.FTS.B, 5.32%, 1/18/27 .... 6,654 6,597
FW2437117.UP.FTS.B, 5.57%, 1/18/27 ... 8,170 8,114
L2435960.UP.FTS.B, 5.66%, 1/18/27 .... 2,726 2,707
L2437744.UP.FTS.B, 5.82%, 1/18/27 .... 2,383 2,367
L2436076.UP.FTS.B, 6.4%, 1/18/27 ..... 7,789 571
L2436314.UP.FTS.B, 6.73%, 1/18/27 .... 5,806 5,766
L2437712.UP.FTS.B, 7.07%, 1/18/27 .... 3,868 3,841
L2436166.UP.FTS.B, 7.3%, 1/18/27 ..... 6,903 6,856
L2437375.UP.FTS.B, 7.41%, 1/18/27 .... 10,364 10,294
FW2435037.UP.FTS.B, 7.47%, 1/18/27 ... 9,551 9,484
L2437526.UP.FTS.B, 8.11%, 1/18/27 ..... 3,752 3,726
L2435968.UP.FTS.B, 8.28%, 1/18/27 .... 34,804 34,546
L2437670.UP.FTS.B, 8.31%, 1/18/27 .... 3,471 3,447
L2435758.UP.FTS.B, 8.38%, 1/18/27 .... 4,525 4,494
FW2437100.UP.FTS.B, 8.44%, 1/18/27 ... 4,546 302
L2438360.UP.FTS.B, 8.62%, 1/18/27 .... 11,848 11,766
FW2436679.UP.FTS.B, 8.8%, 1/18/27 .... 3,492 3,468
L2436019.UP.FTS.B, 8.91%, 1/18/27 .... 3,845 3,818
FW2436236.UP.FTS.B, 9.07%, 1/18/27 ... 1,610 1,599
L2436597.UP.FTS.B, 9.15%, 1/18/27 .... 3,501 3,477
L2439024.UP.FTS.B, 9.19%, 1/18/27 .... 34,877 34,636
FW2437428.UP.FTS.B, 9.23%, 1/18/27 ... 2,912 2,891
L2439293.UP.FTS.B, 9.38%, 1/18/27 .... 3,507 3,483
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2436825.UP.FTS.B, 9.41%, 1/18/27 .... $ 30,870 $ 30,659
L2435641.UP.FTS.B, 9.42%, 1/18/27 .... 10,532 10,455
FW2437343.UP.FTS.B, 9.49%, 1/18/27 ... 4,212 4,184
L2436109.UP.FTS.B, 9.68%, 1/18/27 .... 35,525 33,427
L2438805.UP.FTS.B, 9.71%, 1/18/27 .... 8,092 8,032
L2438298.UP.FTS.B, 9.72%, 1/18/27 .... 10,555 10,477
L2438087.UP.FTS.B, 9.91%, 1/18/27 .... 33,098 32,872
L2405316.UP.FTS.B, 10.34%, 1/18/27 .... 1,579 116
L2435766.UP.FTS.B, 10.44%, 1/18/27 .... 8,130 8,075
L2435811.UP.FTS.B, 10.45%, 1/18/27 .... 29,046 27,318
FW2435900.UP.FTS.B, 11.42%, 1/18/27 .. 4,086 564
L2437164.UP.FTS.B, 11.6%, 1/18/27 ..... 4,279 4,250
L2437916.UP.FTS.B, 11.63%, 1/18/27 .... 3,566 3,542
L2435975.UP.FTS.B, 12.06%, 1/18/27 .... 4,432 4,174
L2431628.UP.FTS.B, 12.97%, 1/18/27 .... 11,022 10,386
L2437498.UP.FTS.B, 13%, 1/18/27 ...... 36,015 35,773
FW2436712.UP.FTS.B, 13.19%, 1/18/27 .. 20,283 20,131
L2436053.UP.FTS.B, 13.19%, 1/18/27 .... 32,453 32,236
L2435800.UP.FTS.B, 13.45%, 1/18/27 .... 1,119 1,106
FW2438200.UP.FTS.B, 13.65%, 1/18/27 .. 561 555
L2436944.UP.FTS.B, 13.68%, 1/18/27 .... 21,717 21,571
L2438233.UP.FTS.B, 13.97%, 1/18/27 .... 36,262 36,019
FW2435953.UP.FTS.B, 14.04%, 1/18/27 .. 2,539 2,522
FW2386556.UP.FTS.B, 14.67%, 1/18/27 .. 19,602 19,471
L2435828.UP.FTS.B, 15.11%, 1/18/27 .... 7,309 7,261
FW2437715.UP.FTS.B, 16.25%, 1/18/27 .. 20,336 1,478
L2436120.UP.FTS.B, 16.49%, 1/18/27 .... 2,213 2,199
FW2437419.UP.FTS.B, 16.93%, 1/18/27 .. 11,098 11,024
L2437345.UP.FTS.B, 17.3%, 1/18/27 .... 8,197 8,132
L2436235.UP.FTS.B, 19.1%, 1/18/27 .... 3,379 3,349
FW2433283.UP.FTS.B, 19.48%, 1/18/27 .. 3,745 3,720
L2431623.UP.FTS.B, 19.58%, 1/18/27 .... 29,063 28,871
L2437522.UP.FTS.B, 20.01%, 1/18/27 .... 1,132 1,124
L2436835.UP.FTS.B, 20.74%, 1/18/27 .... 11,373 11,405
L2438983.UP.FTS.B, 22.44%, 1/18/27 .... 29,667 29,704
L2438751.UP.FTS.B, 22.96%, 1/18/27 .... 4,588 4,599
L2436458.UP.FTS.B, 23.16%, 1/18/27 .... 1,526 1,529
FW2436112.UP.FTS.B, 23.4%, 1/18/27 ... 2,696 2,704
L2436533.UP.FTS.B, 23.74%, 1/18/27 .... 9,263 9,288
L2435765.UP.FTS.B, 24.15%, 1/18/27 .... 1,238 1,241
L2438451.UP.FTS.B, 24.73%, 1/18/27 .... 5,493 5,493
L2436225.UP.FTS.B, 25.02%, 1/18/27 .... 1,136 1,137
L2437383.UP.FTS.B, 25.04%, 1/18/27 .... 9,333 9,358
L2435949.UP.FTS.B, 25.18%, 1/18/27 .... 916 903
L2438923.UP.FTS.B, 25.2%, 1/18/27 .... 1,557 1,561
L2435111.UP.FTS.B, 25.27%, 1/18/27 .... 1,558 1,562
FW2437643.UP.FTS.B, 25.44%, 1/18/27 .. 13,993 14,027
L2435585.UP.FTS.B, 25.45%, 1/18/27 .... 1,036 300
L2435792.UP.FTS.B, 25.45%, 1/18/27 .... 2,073 24
L2435644.UP.FTS.B, 25.47%, 1/18/27 .... 9,823 9,849
L2435936.UP.FTS.B, 25.47%, 1/18/27 .... 1,559 1,563
L2436279.UP.FTS.B, 25.97%, 1/18/27 .... 3,121 3,123
FW2439188.UP.FTS.B, 26.09%, 1/18/27 .. 6,451 6,417
FW2435944.UP.FTS.B, 26.26%, 1/18/27 .. 3,166 917
L2436823.UP.FTS.B, 26.4%, 1/18/27 .... 3,057 3,065
FW2438660.UP.FTS.B, 27.49%, 1/18/27 .. 3,155 3,163
FW2437301.UP.FTS.B, 28.28%, 1/18/27 .. 22,324 22,315
FW2436660.UP.FTS.B, 28.46%, 1/18/27 .. 3,177 3,179

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2435922.UP.FTS.B, 28.48%, 1/18/27 .. $ 3,172 $ 3,180
FW2438088.UP.FTS.B, 28.61%, 1/18/27 .. 3,966 3,784
FW2437152.UP.FTS.B, 29.32%, 1/18/27 .. 6,567 465
FW2438349.UP.FTS.B, 30.51%, 1/18/27 .. 1,242 1,240
FW2436417.UP.FTS.B, 30.84%, 1/18/27 .. 4,838 4,841
FW2437637.UP.FTS.B, 31.11%, 1/18/27 .. 1,366 1,370
FW2435617.UP.FTS.B, 31.17%, 1/18/27 .. 4,902 721
FW2424349.UP.FTS.B, 31.49%, 1/18/27 .. 2,507 2,514
FW2438118.UP.FTS.B, 31.57%, 1/18/27 .. 6,605 6,621
FW2438330.UP.FTS.B, 31.74%, 1/18/27 .. 2,902 2,909
L2432353.UP.FTS.B, 7.41%, 1/20/27 .... 13,837 13,735
FW2426856.UP.FTS.B, 16.14%, 1/21/27 .. 7,387 7,337
FW2423642.UP.FTS.B, 28.44%, 1/22/27 .. 3,193 3,196
L2433080.UP.FTS.B, 22.02%, 1/24/27 .... 12,147 12,183
L2434166.UP.FTS.B, 20.69%, 1/28/27 .... 31,390 8,700
FW2437462.UP.FTS.B, 26.24%, 2/01/27 .. 39,799 39,821
FW2437431.UP.FTS.B, 30.95%, 2/01/27 .. 1,479 1,481
L2604537.UP.FTS.B, 4.81%, 2/10/27 .... 15,103 14,996
L2607506.UP.FTS.B, 5.59%, 2/10/27 .... 34,843 34,599
FW2607187.UP.FTS.B, 7.26%, 2/10/27 ... 28,228 28,016
L2528315.UP.FTS.B, 7.51%, 2/10/27 .... 8,130 8,069
L2604772.UP.FTS.B, 7.89%, 2/10/27 .... 19,213 19,069
L2609006.UP.FTS.B, 8.83%, 2/10/27 .... 6,953 427
FW2594995.UP.FTS.B, 9.66%, 2/10/27 ... 20,824 20,670
L2607571.UP.FTS.B, 9.71%, 2/10/27 .... 14,366 14,260
L2606288.UP.FTS.B, 9.78%, 2/10/27 .... 5,078 5,035
L2604523.UP.FTS.B, 10.02%, 2/10/27 .... 12,599 12,506
L2608678.UP.FTS.B, 11.38%, 2/10/27 .... 3,276 3,247
L2608808.UP.FTS.B, 11.45%, 2/10/27 .... 699 690
L2603278.UP.FTS.B, 11.56%, 2/10/27 .... 4,297 4,261
L2606699.UP.FTS.B, 11.87%, 2/10/27 .... 17,494 17,355
L2608120.UP.FTS.B, 12.12%, 2/10/27 .... 19,649 19,493
L2606144.UP.FTS.B, 12.19%, 2/10/27 .... 3,292 3,254
L2602160.UP.FTS.B, 13.05%, 2/10/27 .... 6,247 6,198
L2606798.UP.FTS.B, 13.38%, 2/10/27 .... 7,367 7,309
L2605310.UP.FTS.B, 13.4%, 2/10/27 .... 5,052 2,697
L2604725.UP.FTS.B, 13.41%, 2/10/27 .... 2,437 2,415
L2608712.UP.FTS.B, 13.54%, 2/10/27 .... 2,950 2,927
L2607120.UP.FTS.B, 13.67%, 2/10/27 .... 12,769 12,660
L2607960.UP.FTS.B, 13.74%, 2/10/27 .... 5,538 5,495
FW2604743.UP.FTS.B, 13.75%, 2/10/27 .. 9,664 9,581
L2581968.UP.FTS.B, 13.8%, 2/10/27 .... 8,107 8,041
FW2606882.UP.FTS.B, 13.95%, 2/10/27 .. 5,915 5,869
FW2605016.UP.FTS.B, 14.07%, 2/10/27 .. 13,276 958
L2560503.UP.FTS.B, 14.15%, 2/10/27 .... 18,511 18,365
L2607639.UP.FTS.B, 14.65%, 2/10/27 .... 23,697 23,511
L2603034.UP.FTS.B, 14.68%, 2/10/27 .... 7,727 7,659
FW2606203.UP.FTS.B, 14.78%, 2/10/27 .. 2,379 2,360
FW2602616.UP.FTS.B, 14.79%, 2/10/27 .. 37,281 36,959
L2603660.UP.FTS.B, 14.88%, 2/10/27 .... 6,426 6,371
FW2608870.UP.FTS.B, 15.02%, 2/10/27 .. 11,123 11,035
L2602863.UP.FTS.B, 15.13%, 2/10/27 .... 2,981 2,954
FW2602511.UP.FTS.B, 15.19%, 2/10/27 .. 21,022 20,858
L2605446.UP.FTS.B, 15.44%, 2/10/27 .... 3,234 3,204
L2599419.UP.FTS.B, 15.54%, 2/10/27 .... 13,449 13,330
L2606023.UP.FTS.B, 15.7%, 2/10/27 .... 2,992 2,968
L2602901.UP.FTS.B, 15.85%, 2/10/27 .... 5,600 5,541
L2609082.UP.FTS.B, 16.06%, 2/10/27 .... 15,805 15,682
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2609598.UP.FTS.B, 16.23%, 2/10/27 .... $ 11,880 $ 1,665
L2603136.UP.FTS.B, 17.13%, 2/10/27 .... 15,095 14,963
L2606954.UP.FTS.B, 17.42%, 2/10/27 .... 2,881 208
L2604751.UP.FTS.B, 17.73%, 2/10/27 .... 757 751
FW2609494.UP.FTS.B, 18.3%, 2/10/27 ... 3,801 3,768
FW2607843.UP.FTS.B, 18.35%, 2/10/27 .. 5,852 5,794
FW2606517.UP.FTS.B, 18.44%, 2/10/27 .. 6,272 3,499
FW2603450.UP.FTS.B, 19.07%, 2/10/27 .. 9,088 9,008
FW2606893.UP.FTS.B, 19.31%, 2/10/27 .. 3,814 3,776
FW2604033.UP.FTS.B, 19.37%, 2/10/27 .. 7,497 7,422
L2608142.UP.FTS.B, 19.78%, 2/10/27 .... 6,672 6,669
L2609196.UP.FTS.B, 20.26%, 2/10/27 .... 4,616 4,569
L2607782.UP.FTS.B, 20.62%, 2/10/27 .... 2,405 2,398
L2607501.UP.FTS.B, 20.9%, 2/10/27 .... 4,632 4,630
L2580476.UP.FTS.B, 20.98%, 2/10/27 .... 1,547 1,521
FW2607597.UP.FTS.B, 21.25%, 2/10/27 .. 1,702 1,685
L2604520.UP.FTS.B, 21.28%, 2/10/27 .... 819 59
FW2601053.UP.FTS.B, 21.37%, 2/10/27 .. 1,170 1,157
L2609346.UP.FTS.B, 21.52%, 2/10/27 .... 16,281 16,118
L2603922.UP.FTS.B, 21.73%, 2/10/27 .... 4,266 4,264
L2608576.UP.FTS.B, 21.77%, 2/10/27 .... 3,259 3,257
L2608126.UP.FTS.B, 22.06%, 2/10/27 .... 3,723 3,714
L2607211.UP.FTS.B, 22.39%, 2/10/27 .... 2,567 186
FW2607078.UP.FTS.B, 22.55%, 2/10/27 .. 2,416 2,414
FW2608208.UP.FTS.B, 22.58%, 2/10/27 .. 8,576 8,572
L2604735.UP.FTS.B, 22.59%, 2/10/27 .... 15,746 1,123
L2602456.UP.FTS.B, 22.85%, 2/10/27 .... 6,245 6,242
L2608552.UP.FTS.B, 22.9%, 2/10/27 .... 2,343 2,342
L2608111.UP.FTS.B, 23.17%, 2/10/27 .... 12,590 12,584
FW2603295.UP.FTS.B, 23.18%, 2/10/27 .. 7,820 7,816
L2605681.UP.FTS.B, 23.22%, 2/10/27 .... 3,911 3,909
L2603641.UP.FTS.B, 23.37%, 2/10/27 .... 2,975 2,973
L2606964.UP.FTS.B, 23.53%, 2/10/27 .... 784 783
L2606747.UP.FTS.B, 23.7%, 2/10/27 .... 7,757 7,748
L2604424.UP.FTS.B, 24.29%, 2/10/27 .... 7,741 7,723
L2604262.UP.FTS.B, 24.39%, 2/10/27 .... 3,936 3,934
FW2605000.UP.FTS.B, 24.47%, 2/10/27 .. 4,332 4,329
L2601898.UP.FTS.B, 24.69%, 2/10/27 .... 1,104 1,104
L2608693.UP.FTS.B, 24.99%, 2/10/27 .... 1,264 1,263
L2608510.UP.FTS.B, 25%, 2/10/27 ...... 1,580 1,579
L2605594.UP.FTS.B, 25.02%, 2/10/27 .... 2,212 2,211
L2604053.UP.FTS.B, 25.25%, 2/10/27 .... 1,503 1,502
L2606928.UP.FTS.B, 25.27%, 2/10/27 .... 1,661 1,644
L2607974.UP.FTS.B, 25.3%, 2/10/27 .... 7,358 7,354
L2609551.UP.FTS.B, 25.3%, 2/10/27 .... 2,058 2,056
FW2609019.UP.FTS.B, 25.41%, 2/10/27 .. 4,342 4,339
L2572476.UP.FTS.B, 25.45%, 2/10/27 .... 11,148 11,141
L2608348.UP.FTS.B, 25.54%, 2/10/27 .... 4,755 4,752
L2603713.UP.FTS.B, 25.81%, 2/10/27 .... 2,743 2,740
FW2604813.UP.FTS.B, 25.83%, 2/10/27 .. 5,553 5,550
L2586417.UP.FTS.B, 25.9%, 2/10/27 .... 7,699 7,695
FW2606426.UP.FTS.B, 26.19%, 2/10/27 .. 2,741 2,737
FW2604860.UP.FTS.B, 26.47%, 2/10/27 .. 4,378 4,375
FW2607306.UP.FTS.B, 26.66%, 2/10/27 .. 2,390 2,389
FW2607888.UP.FTS.B, 27.06%, 2/10/27 .. 10,310 10,300
L2604862.UP.FTS.B, 27.57%, 2/10/27 .... 8,165 8,160
FW2603425.UP.FTS.B, 27.81%, 2/10/27 .. 2,778 2,775
FW2607049.UP.FTS.B, 28.08%, 2/10/27 .. 1,525 1,524

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2608113.UP.FTS.B, 28.22%, 2/10/27 .. $ 2,583 $ 2,566
FW2605555.UP.FTS.B, 29.52%, 2/10/27 .. 1,859 1,858
FW2607282.UP.FTS.B, 30.52%, 2/10/27 .. 4,994 4,979
FW2607815.UP.FTS.B, 31.17%, 2/10/27 .. 2,218 155
FW2606754.UP.FTS.B, 31.29%, 2/10/27 .. 3,098 3,096
FW2606293.UP.FTS.B, 31.31%, 2/10/27 .. 4,402 311
FW2607854.UP.FTS.B, 31.49%, 2/10/27 .. 4,898 4,895
FW2604730.UP.FTS.B, 31.73%, 2/10/27 .. 6,318 6,302
L2610465.UP.FTS.B, 5.18%, 2/11/27 ..... 17,368 17,246
L2612729.UP.FTS.B, 6.04%, 2/11/27 ..... 10,361 10,289
L2570795.UP.FTS.B, 6.48%, 2/11/27 ..... 7,016 6,968
L2610259.UP.FTS.B, 6.78%, 2/11/27 ..... 4,359 4,330
FW2614143.UP.FTS.B, 6.93%, 2/11/27 ... 2,816 2,796
L2588879.UP.FTS.B, 7.55%, 2/11/27 ..... 1,061 1,054
L2611556.UP.FTS.B, 8.27%, 2/11/27 ..... 5,902 5,847
L2610842.UP.FTS.B, 9.27%, 2/11/27 ..... 8,020 7,961
L2613434.UP.FTS.B, 9.37%, 2/11/27 ..... 10,648 10,569
FW2610585.UP.FTS.B, 9.75%, 2/11/27 ... 17,921 17,790
L2614166.UP.FTS.B, 10.03%, 2/11/27 .... 2,520 2,501
L2611172.UP.FTS.B, 10.14%, 2/11/27 .... 2,161 2,144
FW2612347.UP.FTS.B, 10.88%, 2/11/27 .. 29,093 28,842
L2611011.UP.FTS.B, 11.03%, 2/11/27 .... 11,740 11,648
FW2613043.UP.FTS.B, 11.2%, 2/11/27 ... 9,290 9,217
L2610880.UP.FTS.B, 11.35%, 2/11/27 .... 7,266 7,209
L2615397.UP.FTS.B, 11.54%, 2/11/27 .... 5,092 5,053
L2615183.UP.FTS.B, 12.14%, 2/11/27 .... 8,944 4,770
L2615652.UP.FTS.B, 12.4%, 2/11/27 ..... 3,074 3,050
FW2612477.UP.FTS.B, 12.41%, 2/11/27 .. 10,978 10,893
L2612452.UP.FTS.B, 12.6%, 2/11/27 ..... 8,697 442
L2614583.UP.FTS.B, 12.97%, 2/11/27 .... 8,081 8,018
FW2604554.UP.FTS.B, 13.07%, 2/11/27 .. 15,008 8,004
FW2615345.UP.FTS.B, 13.1%, 2/11/27 ... 7,439 7,371
L2615756.UP.FTS.B, 13.21%, 2/11/27 .... 3,396 3,368
L2614367.UP.FTS.B, 13.3%, 2/11/27 ..... 4,714 4,677
L2612579.UP.FTS.B, 13.46%, 2/11/27 .... 3,573 3,544
L2612166.UP.FTS.B, 13.67%, 2/11/27 .... 4,940 4,898
L2615304.UP.FTS.B, 13.86%, 2/11/27 .... 29,197 7,460
L2615143.UP.FTS.B, 13.89%, 2/11/27 .... 3,179 3,154
L2614922.UP.FTS.B, 13.97%, 2/11/27 .... 8,156 8,086
FW2612651.UP.FTS.B, 14.21%, 2/11/27 .. 18,142 17,996
L2612964.UP.FTS.B, 14.24%, 2/11/27 .... 8,890 8,822
L2614986.UP.FTS.B, 14.63%, 2/11/27 .... 3,714 3,685
L2613480.UP.FTS.B, 14.65%, 2/11/27 .... 8,530 8,458
L2615636.UP.FTS.B, 14.73%, 2/11/27 .... 20,889 20,694
L2612790.UP.FTS.B, 14.98%, 2/11/27 .... 11,763 11,672
L2612114.UP.FTS.B, 14.99%, 2/11/27 .... 6,403 6,354
L2614045.UP.FTS.B, 15.28%, 2/11/27 .... 4,475 4,441
L2615153.UP.FTS.B, 15.28%, 2/11/27 .... 8,950 8,874
L2610220.UP.FTS.B, 15.29%, 2/11/27 .... 5,967 5,916
L2610243.UP.FTS.B, 15.41%, 2/11/27 .... 6,724 6,667
L2539854.UP.FTS.B, 15.78%, 2/11/27 .... 3,367 3,339
L2614929.UP.FTS.B, 16.21%, 2/11/27 .... 3,377 3,351
FW2612990.UP.FTS.B, 16.24%, 2/11/27 .. 7,131 7,070
L2611366.UP.FTS.B, 16.4%, 2/11/27 ..... 3,756 3,724
L2610647.UP.FTS.B, 16.52%, 2/11/27 .... 6,277 1,610
L2611260.UP.FTS.B, 17.12%, 2/11/27 .... 15,984 15,844
L2613654.UP.FTS.B, 17.15%, 2/11/27 .... 6,111 6,057
L2612163.UP.FTS.B, 17.53%, 2/11/27 .... 2,697 384
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2611103.UP.FTS.B, 17.75%, 2/11/27 .. $ 3,687 $ 3,653
L2615159.UP.FTS.B, 17.82%, 2/11/27 .... 4,168 4,128
L2610018.UP.FTS.B, 17.84%, 2/11/27 .... 1,569 1,553
L2611326.UP.FTS.B, 18.28%, 2/11/27 .... 7,586 7,512
L2613884.UP.FTS.B, 18.39%, 2/11/27 .... 3,060 3,026
L2605567.UP.FTS.B, 18.46%, 2/11/27 .... 4,110 4,075
FW2614597.UP.FTS.B, 18.7%, 2/11/27 ... 7,600 7,535
L2609725.UP.FTS.B, 18.91%, 2/11/27 .... 38,148 37,778
FW2610980.UP.FTS.B, 18.94%, 2/11/27 .. 7,631 7,566
L2614124.UP.FTS.B, 18.99%, 2/11/27 .... 5,708 5,640
L2614413.UP.FTS.B, 19.06%, 2/11/27 .... 20,506 20,338
L2601501.UP.FTS.B, 19.21%, 2/11/27 .... 3,745 3,709
L2614334.UP.FTS.B, 19.21%, 2/11/27 .... 13,376 13,374
L2609505.UP.FTS.B, 19.3%, 2/11/27 ..... 1,453 1,442
L2611253.UP.FTS.B, 19.34%, 2/11/27 .... 7,649 7,584
FW2611297.UP.FTS.B, 19.83%, 2/11/27 .. 11,620 11,509
L2600626.UP.FTS.B, 19.96%, 2/11/27 .... 42,583 3,086
L2612449.UP.FTS.B, 20.03%, 2/11/27 .... 7,690 7,616
FW2614605.UP.FTS.B, 20.34%, 2/11/27 .. 3,435 3,433
L2613825.UP.FTS.B, 20.6%, 2/11/27 ..... 1,874 1,854
L2609761.UP.FTS.B, 20.76%, 2/11/27 .... 3,857 3,856
L2615540.UP.FTS.B, 20.79%, 2/11/27 .... 4,630 4,585
L2610020.UP.FTS.B, 20.86%, 2/11/27 .... 4,631 4,630
L2612113.UP.FTS.B, 20.93%, 2/11/27 .... 6,602 6,538
L2613671.UP.FTS.B, 21.11%, 2/11/27 .... 7,245 523
FW2612614.UP.FTS.B, 21.12%, 2/11/27 .. 7,706 4,534
FW2612937.UP.FTS.B, 21.48%, 2/11/27 .. 19,375 19,373
L2612062.UP.FTS.B, 21.51%, 2/11/27 .... 1,477 1,460
L2611316.UP.FTS.B, 21.54%, 2/11/27 .... 15,502 15,500
L2611816.UP.FTS.B, 21.62%, 2/11/27 .... 2,326 2,325
L2615221.UP.FTS.B, 21.7%, 2/11/27 ..... 7,756 7,754
L2615421.UP.FTS.B, 22.2%, 2/11/27 ..... 8,887 1,240
FW2611510.UP.FTS.B, 22.45%, 2/11/27 .. 8,515 8,497
L2612478.UP.FTS.B, 22.55%, 2/11/27 .... 1,247 1,247
L2610047.UP.FTS.B, 22.57%, 2/11/27 .... 2,494 2,493
L2610189.UP.FTS.B, 23.14%, 2/11/27 .... 8,393 8,389
L2612720.UP.FTS.B, 23.21%, 2/11/27 .... 782 775
L2614552.UP.FTS.B, 23.24%, 2/11/27 .... 4,348 2,565
FW2613747.UP.FTS.B, 23.43%, 2/11/27 .. 7,827 7,826
L2611969.UP.FTS.B, 23.47%, 2/11/27 .... 3,145 3,139
L2610518.UP.FTS.B, 23.54%, 2/11/27 .... 23,901 23,896
L2611149.UP.FTS.B, 23.94%, 2/11/27 .... 15,706 15,703
L2615317.UP.FTS.B, 24.12%, 2/11/27 .... 5,897 5,847
L2614419.UP.FTS.B, 24.18%, 2/11/27 .... 2,202 2,202
L2612809.UP.FTS.B, 24.27%, 2/11/27 .... 1,102 1,101
L2613285.UP.FTS.B, 24.59%, 2/11/27 .... 5,027 4,984
FW2610552.UP.FTS.B, 24.93%, 2/11/27 .. 3,158 3,157
L2613569.UP.FTS.B, 25.13%, 2/11/27 .... 790 790
L2610541.UP.FTS.B, 25.14%, 2/11/27 .... 803 460
FW2613750.UP.FTS.B, 25.19%, 2/11/27 .. 2,056 2,035
L2613208.UP.FTS.B, 25.22%, 2/11/27 .... 1,186 1,186
L2612096.UP.FTS.B, 25.23%, 2/11/27 .... 1,581 1,581
L2613943.UP.FTS.B, 25.28%, 2/11/27 .... 2,898 2,889
L2608705.UP.FTS.B, 25.34%, 2/11/27 .... 9,100 9,099
FW2609818.UP.FTS.B, 25.35%, 2/11/27 .. 1,416 402
FW2614897.UP.FTS.B, 25.36%, 2/11/27 .. 2,691 2,690
L2611708.UP.FTS.B, 25.41%, 2/11/27 .... 5,744 3,393
L2611511.UP.FTS.B, 25.43%, 2/11/27 .... 5,026 5,016

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2612279.UP.FTS.B, 25.43%, 2/11/27 .... $ 9,969 $ 9,966
L2613393.UP.FTS.B, 25.43%, 2/11/27 .... 1,187 1,187
L2610473.UP.FTS.B, 25.47%, 2/11/27 .... 3,236 230
L2611698.UP.FTS.B, 25.48%, 2/11/27 .... 1,109 1,108
L2615261.UP.FTS.B, 25.48%, 2/11/27 .... 1,975 284
L2611590.UP.FTS.B, 25.53%, 2/11/27 .... 6,369 457
L2615219.UP.FTS.B, 25.79%, 2/11/27 .... 8,566 8,564
L2613952.UP.FTS.B, 25.83%, 2/11/27 .... 3,834 1,104
L2610715.UP.FTS.B, 26.1%, 2/11/27 ..... 11,921 11,805
L2612621.UP.FTS.B, 26.12%, 2/11/27 .... 5,031 1,450
FW2612923.UP.FTS.B, 26.13%, 2/11/27 .. 3,973 3,972
L2611604.UP.FTS.B, 26.15%, 2/11/27 .... 3,973 3,973
FW2608384.UP.FTS.B, 26.32%, 2/11/27 .. 3,978 3,977
L2611375.UP.FTS.B, 26.37%, 2/11/27 .... 797 796
FW2611559.UP.FTS.B, 26.48%, 2/11/27 .. 2,736 2,732
FW2612288.UP.FTS.B, 26.6%, 2/11/27 ... 8,641 612
L2614297.UP.FTS.B, 26.71%, 2/11/27 .... 3,430 245
FW2610030.UP.FTS.B, 27.01%, 2/11/27 .. 2,808 2,802
FW2611293.UP.FTS.B, 27.26%, 2/11/27 .. 3,939 3,935
FW2615414.UP.FTS.B, 27.43%, 2/11/27 .. 4,480 4,479
FW2609816.UP.FTS.B, 27.78%, 2/11/27 .. 12,016 12,013
FW2615245.UP.FTS.B, 27.79%, 2/11/27 .. 6,872 485
FW2612642.UP.FTS.B, 27.88%, 2/11/27 .. 1,657 1,652
FW2613189.UP.FTS.B, 27.88%, 2/11/27 .. 24,061 24,056
FW2614513.UP.FTS.B, 28.27%, 2/11/27 .. 1,285 1,285
FW2608240.UP.FTS.B, 28.43%, 2/11/27 .. 8,845 8,843
FW2608822.UP.FTS.B, 28.45%, 2/11/27 .. 6,845 6,834
FW2614134.UP.FTS.B, 28.75%, 2/11/27 .. 8,053 8,051
FW2615423.UP.FTS.B, 28.85%, 2/11/27 .. 12,094 12,091
FW2614677.UP.FTS.B, 28.98%, 2/11/27 .. 4,474 4,474
FW2612243.UP.FTS.B, 29.25%, 2/11/27 .. 1,444 1,443
FW2612629.UP.FTS.B, 29.49%, 2/11/27 .. 551 543
FW2615061.UP.FTS.B, 29.68%, 2/11/27 .. 1,729 123
FW2611171.UP.FTS.B, 30.34%, 2/11/27 .. 1,623 1,623
FW2611548.UP.FTS.B, 30.39%, 2/11/27 .. 1,137 1,136
FW2609716.UP.FTS.B, 30.54%, 2/11/27 .. 1,381 1,381
FW2613443.UP.FTS.B, 30.65%, 2/11/27 .. 741 738
FW2607135.UP.FTS.B, 30.71%, 2/11/27 .. 2,195 2,195
FW2606538.UP.FTS.B, 30.84%, 2/11/27 .. 814 813
FW2611696.UP.FTS.B, 30.9%, 2/11/27 ... 1,652 978
FW2612001.UP.FTS.B, 30.9%, 2/11/27 ... 2,024 2,023
FW2609619.UP.FTS.B, 30.92%, 2/11/27 .. 2,290 2,286
FW2615294.UP.FTS.B, 30.92%, 2/11/27 .. 929 134
FW2610795.UP.FTS.B, 30.98%, 2/11/27 .. 864 862
FW2612663.UP.FTS.B, 31.02%, 2/11/27 .. 2,956 206
FW2610734.UP.FTS.B, 31.08%, 2/11/27 .. 1,251 88
FW2609546.UP.FTS.B, 31.1%, 2/11/27 ... 992 587
FW2611533.UP.FTS.B, 31.12%, 2/11/27 .. 3,421 3,409
FW2610773.UP.FTS.B, 31.41%, 2/11/27 .. 11,746 11,742
FW2611159.UP.FTS.B, 31.78%, 2/11/27 .. 5,279 5,270
FW2610510.UP.FTS.B, 33.6%, 2/11/27 ... 1,401 1,401
FW2614310.UP.FTS.B, 33.97%, 2/11/27 .. 1,895 1,129
FW2610903.UP.FTS.B, 34.14%, 2/11/27 .. 17,693 17,658
FW2615534.UP.FTS.B, 34.51%, 2/11/27 .. 4,307 297
FW2613609.UP.FTS.B, 25.31%, 2/12/27 .. 7,919 7,842
L2617298.UP.FTS.B, 5.1%, 2/14/27 ..... 7,637 7,583
L2618466.UP.FTS.B, 5.11%, 2/14/27 ..... 15,970 15,858
L2617141.UP.FTS.B, 5.84%, 2/14/27 .... 5,265 5,228
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2616590.UP.FTS.B, 7.87%, 2/14/27 .... $ 18,743 $ 18,603
L2616809.UP.FTS.B, 11.55%, 2/14/27 .... 4,350 4,316
L2616387.UP.FTS.B, 12.27%, 2/14/27 .... 5,118 5,078
L2617640.UP.FTS.B, 13%, 2/14/27 ...... 10,638 10,540
FW2616181.UP.FTS.B, 13.1%, 2/14/27 ... 4,933 2,639
L2616333.UP.FTS.B, 13.75%, 2/14/27 .... 25,850 25,648
L2617800.UP.FTS.B, 13.82%, 2/14/27 .... 3,930 3,896
L2617493.UP.FTS.B, 13.84%, 2/14/27 .... 16,833 2,323
L2615653.UP.FTS.B, 14.07%, 2/14/27 .... 2,211 2,194
L2618908.UP.FTS.B, 14.12%, 2/14/27 .... 22,151 21,978
L2610061.UP.FTS.B, 14.43%, 2/14/27 .... 18,547 18,403
FW2616422.UP.FTS.B, 14.55%, 2/14/27 .. 4,009 3,978
L2616226.UP.FTS.B, 14.8%, 2/14/27 .... 4,463 4,425
L2617062.UP.FTS.B, 15.98%, 2/14/27 .... 5,932 813
L2616432.UP.FTS.B, 16.81%, 2/14/27 .... 6,026 5,975
FW2616510.UP.FTS.B, 17.3%, 2/14/27 ... 3,474 3,441
FW2616193.UP.FTS.B, 17.47%, 2/14/27 .. 1,134 1,125
L2617103.UP.FTS.B, 18.14%, 2/14/27 .... 5,696 5,642
L2616245.UP.FTS.B, 18.36%, 2/14/27 .... 15,170 15,040
L2616269.UP.FTS.B, 19.1%, 2/14/27 .... 18,991 18,806
L2612816.UP.FTS.B, 19.36%, 2/14/27 .... 15,327 15,180
L2616072.UP.FTS.B, 19.58%, 2/14/27 .... 3,137 3,106
L2616722.UP.FTS.B, 19.8%, 2/14/27 .... 4,448 4,449
L2616852.UP.FTS.B, 19.82%, 2/14/27 .... 5,370 5,318
L2616174.UP.FTS.B, 20.55%, 2/14/27 .... 1,075 1,065
FW2618465.UP.FTS.B, 20.69%, 2/14/27 .. 7,693 7,623
FW2615937.UP.FTS.B, 21.82%, 2/14/27 .. 7,674 7,672
L2616825.UP.FTS.B, 22.66%, 2/14/27 .... 4,524 4,524
FW2617069.UP.FTS.B, 23.16%, 2/14/27 .. 23,657 23,620
L2617672.UP.FTS.B, 23.43%, 2/14/27 .... 6,265 6,264
L2616450.UP.FTS.B, 23.7%, 2/14/27 .... 7,843 7,775
L2615942.UP.FTS.B, 23.87%, 2/14/27 .... 14,522 14,521
L2617402.UP.FTS.B, 24.27%, 2/14/27 .... 2,909 26
L2612509.UP.FTS.B, 24.31%, 2/14/27 .... 2,235 2,202
L2616368.UP.FTS.B, 24.5%, 2/14/27 .... 8,507 8,506
L2617237.UP.FTS.B, 25.14%, 2/14/27 .... 3,636 3,601
L2616717.UP.FTS.B, 25.42%, 2/14/27 .... 1,979 1,979
L2617627.UP.FTS.B, 25.47%, 2/14/27 .... 1,346 1,346
L2615878.UP.FTS.B, 25.5%, 2/14/27 .... 6,735 6,725
L2617283.UP.FTS.B, 25.65%, 2/14/27 .... 4,439 4,438
L2617648.UP.FTS.B, 25.74%, 2/14/27 .... 7,902 7,895
FW2617973.UP.FTS.B, 26.17%, 2/14/27 .. 6,040 6,039
FW2616127.UP.FTS.B, 27.61%, 2/14/27 .. 3,203 3,202
FW2616788.UP.FTS.B, 28.08%, 2/14/27 .. 9,805 9,803
FW2617614.UP.FTS.B, 28.35%, 2/14/27 .. 17,288 5,044
FW2618814.UP.FTS.B, 28.99%, 2/14/27 .. 5,610 393
FW2616093.UP.FTS.B, 29.88%, 2/14/27 .. 5,772 5,753
FW2617595.UP.FTS.B, 30.34%, 2/14/27 .. 1,625 1,624
FW2618539.UP.FTS.B, 30.94%, 2/14/27 .. 4,909 4,899
FW2616218.UP.FTS.B, 31.14%, 2/14/27 .. 1,130 79
FW2616908.UP.FTS.B, 31.23%, 2/14/27 .. 4,238 4,236
FW2618241.UP.FTS.B, 31.49%, 2/14/27 .. 7,344 7,341
L1694887.UP.FTS.B, 15.52%, 2/15/27 .... 4,443 4,405
L1716066.UP.FTS.B, 21%, 2/15/27 ...... 2,059 574
L2612674.UP.FTS.B, 23.33%, 2/15/27 .... 1,561 1,558
L1716537.UP.FTS.B, 25.41%, 2/15/27 .... 1,676 120
L1712773.UP.FTS.B, 26.27%, 2/15/27 .... 2,888 204
L2605322.UP.FTS.B, 26.41%, 2/15/27 .... 14,460 14,455

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1718307.UP.FTS.B, 30.23%, 2/15/27 .. $ 5,249 $ 1,508
FW2613392.UP.FTS.B, 27.98%, 2/18/27 .. 9,680 9,682
L2608264.UP.FTS.B, 15.55%, 2/20/27 .... 19,358 18,234
L2616168.UP.FTS.B, 18.99%, 2/20/27 .... 10,722 10,621
FW2615716.UP.FTS.B, 30.71%, 2/21/27 .. 2,214 2,214
FW2612944.UP.FTS.B, 29.57%, 2/24/27 .. 6,048 6,050
L2614372.UP.FTS.B, 12.82%, 2/26/27 .... 12,816 638
L2618109.UP.FTS.B, 12.08%, 2/27/27 .... 24,642 24,453
FW1887715.UP.FTS.B, 13.02%, 3/20/27 .. 6,656 6,273
L1884335.UP.FTS.B, 22.8%, 3/20/27 .... 11,867 1,737
FW1884837.UP.FTS.B, 25.6%, 3/20/27 ... 30,498 29,776
FW1886975.UP.FTS.B, 25.84%, 3/20/27 .. 1,687 1,691
FW1884398.UP.FTS.B, 30.02%, 3/20/27 .. 4,321 4,337
FW1884662.UP.FTS.B, 31.19%, 3/20/27 .. 2,414 170
FW2949972.UP.FTS.B, 5.25%, 4/14/27 ... 4,363 4,333
L2949814.UP.FTS.B, 5.88%, 4/14/27 .... 5,861 5,819
L2950297.UP.FTS.B, 6.09%, 4/14/27 .... 3,145 3,124
L2949121.UP.FTS.B, 6.79%, 4/14/27 .... 12,326 12,247
L2950010.UP.FTS.B, 6.8%, 4/14/27 ..... 5,144 5,110
L2949215.UP.FTS.B, 6.84%, 4/14/27 .... 14,185 14,093
L2951687.UP.FTS.B, 7.49%, 4/14/27 .... 9,361 9,298
L2951012.UP.FTS.B, 7.81%, 4/14/27 .... 8,646 8,591
L2951121.UP.FTS.B, 7.86%, 4/14/27 ..... 11,955 11,868
L2950930.UP.FTS.B, 9.09%, 4/14/27 .... 4,775 4,741
L2949685.UP.FTS.B, 9.14%, 4/14/27 .... 2,985 2,963
L2949220.UP.FTS.B, 9.21%, 4/14/27 .... 6,011 5,964
L2949833.UP.FTS.B, 9.25%, 4/14/27 .... 16,206 16,090
L2949108.UP.FTS.B, 9.33%, 4/14/27 .... 12,071 11,980
FW2951315.UP.FTS.B, 9.91%, 4/14/27 ... 4,801 4,765
L2951245.UP.FTS.B, 9.94%, 4/14/27 .... 7,502 7,446
L2949486.UP.FTS.B, 10.53%, 4/14/27 .... 18,851 18,711
L2934626.UP.FTS.B, 10.81%, 4/14/27 .... 5,264 5,221
FW2951659.UP.FTS.B, 10.85%, 4/14/27 .. 7,110 518
L2948956.UP.FTS.B, 10.94%, 4/14/27 .... 20,158 19,981
L2951595.UP.FTS.B, 10.95%, 4/14/27 .... 4,833 4,791
L2950964.UP.FTS.B, 11.19%, 4/14/27 .... 7,546 7,485
L2950306.UP.FTS.B, 11.59%, 4/14/27 .... 18,360 18,206
L2928558.UP.FTS.B, 11.88%, 4/14/27 .... 8,127 8,056
FW2950525.UP.FTS.B, 11.91%, 4/14/27 .. 37,996 37,666
L2950021.UP.FTS.B, 11.97%, 4/14/27 .... 7,598 7,532
L2944042.UP.FTS.B, 12.19%, 4/14/27 .... 14,001 13,880
L2942764.UP.FTS.B, 12.22%, 4/14/27 .... 10,274 10,184
L2950992.UP.FTS.B, 12.3%, 4/14/27 .... 9,622 9,556
L2950027.UP.FTS.B, 12.33%, 4/14/27 .... 32,747 32,463
L2950333.UP.FTS.B, 12.69%, 4/14/27 .... 3,053 3,027
FW2951712.UP.FTS.B, 12.87%, 4/14/27 .. 4,136 2,251
L2951152.UP.FTS.B, 13.05%, 4/14/27 .... 21,714 1,579
FW2948780.UP.FTS.B, 13.13%, 4/14/27 .. 11,480 11,381
L2949635.UP.FTS.B, 13.18%, 4/14/27 .... 2,986 2,960
L2948733.UP.FTS.B, 13.2%, 4/14/27 .... 5,359 5,313
FW2949810.UP.FTS.B, 13.53%, 4/14/27 .. 9,743 9,659
L2950093.UP.FTS.B, 13.53%, 4/14/27 .... 1,563 833
FW2949125.UP.FTS.B, 13.6%, 4/14/27 ... 3,300 3,272
L2951842.UP.FTS.B, 13.62%, 4/14/27 .... 34,309 34,015
L2950742.UP.FTS.B, 13.63%, 4/14/27 .... 7,676 7,610
FW2951854.UP.FTS.B, 14.02%, 4/14/27 .. 14,620 14,495
L2950227.UP.FTS.B, 14.3%, 4/14/27 .... 6,551 6,496
L2949763.UP.FTS.B, 14.31%, 4/14/27 .... 4,998 4,959
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2951175.UP.FTS.B, 14.6%, 4/14/27 ... $ 1,699 $ 1,684
FW2949070.UP.FTS.B, 14.69%, 4/14/27 .. 20,621 20,459
L2949907.UP.FTS.B, 14.84%, 4/14/27 .... 2,938 2,913
FW2949368.UP.FTS.B, 15%, 4/14/27 .... 2,167 2,144
L2949507.UP.FTS.B, 15.04%, 4/14/27 .... 8,535 8,464
L2948932.UP.FTS.B, 15.2%, 4/14/27 .... 1,162 1,152
L2951339.UP.FTS.B, 15.29%, 4/14/27 .... 13,421 13,311
FW2950466.UP.FTS.B, 15.31%, 4/14/27 .. 1,252 1,241
L2951714.UP.FTS.B, 15.35%, 4/14/27 .... 10,780 10,689
L2950927.UP.FTS.B, 15.36%, 4/14/27 .... 2,947 2,922
L2949017.UP.FTS.B, 15.76%, 4/14/27 .... 1,879 1,864
L2950524.UP.FTS.B, 15.81%, 4/14/27 .... 3,114 190
FW2949910.UP.FTS.B, 15.84%, 4/14/27 .. 7,655 7,583
L2950042.UP.FTS.B, 16.06%, 4/14/27 .... 1,324 1,310
L2949733.UP.FTS.B, 16.07%, 4/14/27 .... 2,450 2,431
FW2946278.UP.FTS.B, 16.33%, 4/14/27 .. 10,824 10,721
L2949405.UP.FTS.B, 16.41%, 4/14/27 .... 16,409 2,249
L2949916.UP.FTS.B, 16.64%, 4/14/27 .... 19,533 19,370
L2951791.UP.FTS.B, 16.65%, 4/14/27 .... 6,735 6,680
L2948755.UP.FTS.B, 16.72%, 4/14/27 .... 6,801 6,730
FW2950896.UP.FTS.B, 16.97%, 4/14/27 .. 8,114 4,337
FW2951535.UP.FTS.B, 17.04%, 4/14/27 .. 15,820 15,655
L2951449.UP.FTS.B, 17.19%, 4/14/27 .... 23,089 22,910
FW2948748.UP.FTS.B, 17.23%, 4/14/27 .. 3,791 3,753
L2948803.UP.FTS.B, 17.33%, 4/14/27 .... 3,420 3,387
L2949925.UP.FTS.B, 17.43%, 4/14/27 .... 7,848 7,766
L2951584.UP.FTS.B, 17.47%, 4/14/27 .... 4,920 4,851
L2950883.UP.FTS.B, 17.71%, 4/14/27 .... 11,834 11,739
L2951624.UP.FTS.B, 17.77%, 4/14/27 .... 17,588 4,754
FW2949561.UP.FTS.B, 17.84%, 4/14/27 .. 16,519 16,316
L2951172.UP.FTS.B, 17.98%, 4/14/27 .... 9,446 9,330
L2951603.UP.FTS.B, 18.15%, 4/14/27 .... 29,757 29,450
L2950543.UP.FTS.B, 18.25%, 4/14/27 .... 4,179 4,144
L2950280.UP.FTS.B, 18.73%, 4/14/27 .... 3,449 3,417
FW2950372.UP.FTS.B, 18.88%, 4/14/27 .. 7,200 7,125
L2950089.UP.FTS.B, 19.5%, 4/14/27 .... 9,679 2,693
L2949923.UP.FTS.B, 19.64%, 4/14/27 .... 795 786
L2948840.UP.FTS.B, 19.72%, 4/14/27 .... 11,902 11,776
L2951216.UP.FTS.B, 19.73%, 4/14/27 .... 1,828 1,806
L2950334.UP.FTS.B, 20.22%, 4/14/27 .... 3,491 3,459
L2949824.UP.FTS.B, 20.3%, 4/14/27 .... 1,754 1,736
L2947365.UP.FTS.B, 20.51%, 4/14/27 .... 15,643 15,483
L2950858.UP.FTS.B, 20.56%, 4/14/27 .... 3,977 3,948
L2951820.UP.FTS.B, 20.59%, 4/14/27 .... 25,711 25,448
FW2950639.UP.FTS.B, 20.74%, 4/14/27 .. 1,758 1,740
L2949198.UP.FTS.B, 20.86%, 4/14/27 .... 4,489 4,422
FW2949268.UP.FTS.B, 20.97%, 4/14/27 .. 3,520 3,478
L2951029.UP.FTS.B, 21.05%, 4/14/27 .... 17,451 17,239
L2951142.UP.FTS.B, 21.23%, 4/14/27 .... 6,071 6,007
FW2950781.UP.FTS.B, 21.26%, 4/14/27 .. 8,728 8,642
L2950447.UP.FTS.B, 21.39%, 4/14/27 .... 10,345 10,219
FW2948170.UP.FTS.B, 21.44%, 4/14/27 .. 6,599 6,520
L2948968.UP.FTS.B, 21.84%, 4/14/27 .... 17,897 1,269
L2950367.UP.FTS.B, 22.21%, 4/14/27 .... 8,778 8,689
L2951265.UP.FTS.B, 22.27%, 4/14/27 .... 15,602 15,463
FW2951375.UP.FTS.B, 22.32%, 4/14/27 .. 2,659 2,651
FW2949464.UP.FTS.B, 22.55%, 4/14/27 .. 2,662 2,654
L2950443.UP.FTS.B, 22.7%, 4/14/27 .... 802 801

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2950348.UP.FTS.B, 22.92%, 4/14/27 .. $ 13,726 $ 13,692
FW2948734.UP.FTS.B, 22.93%, 4/14/27 .. 6,883 6,795
L2948750.UP.FTS.B, 23.24%, 4/14/27 .... 694 97
FW2946360.UP.FTS.B, 23.4%, 4/14/27 ... 6,077 6,059
L2951812.UP.FTS.B, 23.47%, 4/14/27 .... 2,269 2,263
FW2950779.UP.FTS.B, 23.54%, 4/14/27 .. 2,676 2,668
L2951427.UP.FTS.B, 23.72%, 4/14/27 .... 5,356 5,340
FW2950242.UP.FTS.B, 24.53%, 4/14/27 .. 2,266 2,263
L2948992.UP.FTS.B, 24.59%, 4/14/27 .... 24,858 24,765
FW2951123.UP.FTS.B, 24.74%, 4/14/27 .. 16,323 16,277
L2950134.UP.FTS.B, 24.82%, 4/14/27 .... 1,183 1,169
L2949079.UP.FTS.B, 24.97%, 4/14/27 .... 10,207 10,085
FW2950489.UP.FTS.B, 25.02%, 4/14/27 .. 17,968 17,916
L2950895.UP.FTS.B, 25.02%, 4/14/27 .... 817 814
FW2950387.UP.FTS.B, 25.03%, 4/14/27 .. 8,743 622
L2950602.UP.FTS.B, 25.04%, 4/14/27 .... 1,389 1,385
L2949682.UP.FTS.B, 25.05%, 4/14/27 .... 1,148 1,140
L2914578.UP.FTS.B, 25.07%, 4/14/27 .... 1,271 1,268
L2943365.UP.FTS.B, 25.08%, 4/14/27 .... 988 986
L2950811.UP.FTS.B, 25.09%, 4/14/27 .... 901 898
L2951247.UP.FTS.B, 25.15%, 4/14/27 .... 899 888
FW2951030.UP.FTS.B, 25.2%, 4/14/27 ... 3,107 3,098
L2951862.UP.FTS.B, 25.21%, 4/14/27 .... 1,339 1,336
L2942965.UP.FTS.B, 25.22%, 4/14/27 .... 8,176 8,153
L2949738.UP.FTS.B, 25.23%, 4/14/27 .... 1,635 1,631
L2951261.UP.FTS.B, 25.24%, 4/14/27 .... 1,472 1,454
L2951439.UP.FTS.B, 25.31%, 4/14/27 .... 1,047 1,030
L2951410.UP.FTS.B, 25.32%, 4/14/27 .... 1,363 199
L2950105.UP.FTS.B, 25.33%, 4/14/27 .... 1,404 1,401
L2951170.UP.FTS.B, 25.33%, 4/14/27 .... 1,131 1,129
L2949673.UP.FTS.B, 25.36%, 4/14/27 .... 10,636 10,606
L2950776.UP.FTS.B, 25.38%, 4/14/27 .... 3,109 3,100
L2945700.UP.FTS.B, 25.39%, 4/14/27 .... 5,585 401
L2951160.UP.FTS.B, 25.41%, 4/14/27 .... 2,144 2,119
L2951384.UP.FTS.B, 25.41%, 4/14/27 .... 2,145 2,141
L2950090.UP.FTS.B, 25.42%, 4/14/27 .... 1,227 1,213
L2950063.UP.FTS.B, 25.46%, 4/14/27 .... 5,630 135
L2949492.UP.FTS.B, 25.47%, 4/14/27 .... 3,766 3,755
L2951548.UP.FTS.B, 25.47%, 4/14/27 .... 2,046 2,022
L2950216.UP.FTS.B, 25.49%, 4/14/27 .... 4,502 4,489
L2951869.UP.FTS.B, 25.5%, 4/14/27 .... 5,661 5,642
FW2950277.UP.FTS.B, 25.52%, 4/14/27 .. 2,703 2,695
L2950310.UP.FTS.B, 25.62%, 4/14/27 .... 2,685 2,666
FW2950451.UP.FTS.B, 25.69%, 4/14/27 .. 2,379 1,413
L2950664.UP.FTS.B, 25.75%, 4/14/27 .... 3,499 496
L2951153.UP.FTS.B, 25.85%, 4/14/27 .... 2,157 2,143
FW2950220.UP.FTS.B, 26.02%, 4/14/27 .. 1,642 1,637
L2951255.UP.FTS.B, 26.02%, 4/14/27 .... 6,812 6,793
FW2951228.UP.FTS.B, 26.2%, 4/14/27 ... 2,978 2,971
FW2944032.UP.FTS.B, 26.21%, 4/14/27 .. 2,876 2,868
FW2949934.UP.FTS.B, 26.46%, 4/14/27 .. 1,283 759
L2949711.UP.FTS.B, 27.49%, 4/14/27 .... 2,065 2,063
FW2948773.UP.FTS.B, 27.56%, 4/14/27 .. 3,851 3,844
FW2948716.UP.FTS.B, 27.71%, 4/14/27 .. 7,446 7,425
FW2951423.UP.FTS.B, 27.85%, 4/14/27 .. 3,772 3,767
FW2949765.UP.FTS.B, 28.19%, 4/14/27 .. 8,294 8,272
FW2948843.UP.FTS.B, 28.64%, 4/14/27 .. 8,309 8,286
FW2950395.UP.FTS.B, 28.88%, 4/14/27 .. 15,386 15,345
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2950464.UP.FTS.B, 29.27%, 4/14/27 .. $ 3,324 $ 3,321
FW2950133.UP.FTS.B, 29.38%, 4/14/27 .. 6,574 –
FW2950412.UP.FTS.B, 30.37%, 4/14/27 .. 892 885
FW2951435.UP.FTS.B, 30.37%, 4/14/27 .. 1,654 1,652
FW2950357.UP.FTS.B, 30.48%, 4/14/27 .. 9,282 9,264
FW2949817.UP.FTS.B, 30.78%, 4/14/27 .. 839 837
FW2949044.UP.FTS.B, 30.94%, 4/14/27 .. 3,789 3,782
FW2950648.UP.FTS.B, 30.95%, 4/14/27 .. 1,011 1,009
FW2949727.UP.FTS.B, 30.99%, 4/14/27 .. 1,679 1,675
FW2950633.UP.FTS.B, 31.02%, 4/14/27 .. 12,466 1,891
FW2950635.UP.FTS.B, 31.02%, 4/14/27 .. 3,605 255
FW2950575.UP.FTS.B, 31.06%, 4/14/27 .. 2,268 2,262
FW2950882.UP.FTS.B, 31.06%, 4/14/27 .. 1,133 166
FW2949627.UP.FTS.B, 31.09%, 4/14/27 .. 1,260 1,257
FW2951097.UP.FTS.B, 31.1%, 4/14/27 ... 1,344 1,341
FW2949803.UP.FTS.B, 31.16%, 4/14/27 .. 1,932 1,927
FW2950561.UP.FTS.B, 31.2%, 4/14/27 ... 1,261 1,257
FW2950061.UP.FTS.B, 31.21%, 4/14/27 .. 1,331 1,329
FW2950268.UP.FTS.B, 31.44%, 4/14/27 .. 1,855 1,851
FW2949585.UP.FTS.B, 31.61%, 4/14/27 .. 5,783 408
FW2949894.UP.FTS.B, 31.82%, 4/14/27 .. 3,118 3,110
FW2949051.UP.FTS.B, 32.15%, 4/14/27 .. 4,055 4,043
FW2950185.UP.FTS.B, 32.24%, 4/14/27 .. 4,627 4,611
FW2950232.UP.FTS.B, 32.3%, 4/14/27 ... 23,543 23,430
FW2949959.UP.FTS.B, 33.64%, 4/14/27 .. 2,490 –
L2047868.UP.FTS.B, 10.51%, 4/15/27 .... 28,587 28,334
L2048072.UP.FTS.B, 11.58%, 4/15/27 .... 8,753 8,665
L2048360.UP.FTS.B, 14.07%, 4/15/27 .... 4,838 4,792
L2048877.UP.FTS.B, 16.73%, 4/15/27 .... 8,596 620
FW2046887.UP.FTS.B, 17.65%, 4/15/27 .. 9,063 8,532
L2046952.UP.FTS.B, 18.41%, 4/15/27 .... 2,372 2,343
L2049386.UP.FTS.B, 19.96%, 4/15/27 .... 4,486 4,433
FW2048990.UP.FTS.B, 20.89%, 4/15/27 .. 2,535 2,510
L2023190.UP.FTS.B, 22.35%, 4/15/27 .... 28,053 26,517
L2047421.UP.FTS.B, 22.37%, 4/15/27 .... 6,311 909
L2048823.UP.FTS.B, 22.5%, 4/15/27 .... 8,615 179
L2048482.UP.FTS.B, 25.39%, 4/15/27 .... 27,579 7,829
L2949815.UP.FTS.B, 25.48%, 4/15/27 .... 9,427 9,419
FW2049296.UP.FTS.B, 30.21%, 4/15/27 .. 6,429 6,437
L2951305.UP.FTS.B, 20.52%, 4/16/27 .... 2,957 2,926
L2949973.UP.FTS.B, 20.99%, 4/16/27 .... 4,807 4,756
FW2932125.UP.FTS.B, 30.95%, 4/18/27 .. 7,682 7,669
L2949050.UP.FTS.B, 24.74%, 4/20/27 .... 12,282 12,274
L2047847.UP.FTS.B, 25.96%, 4/20/27 .... 5,950 5,930
L2096414.UP.FTS.B, 14.36%, 4/22/27 .... 4,009 3,978
L2095546.UP.FTS.B, 17.27%, 4/22/27 .... 2,364 642
L2088829.UP.FTS.B, 21.32%, 4/22/27 .... 8,697 8,224
L2096815.UP.FTS.B, 21.75%, 4/22/27 .... 33,491 32,151
L2096857.UP.FTS.B, 21.9%, 4/22/27 .... 27,691 27,439
L2094965.UP.FTS.B, 25.66%, 4/22/27 .... 3,336 3,187
FW2094908.UP.FTS.B, 29.15%, 4/22/27 .. 42,665 40,674
FW2096022.UP.FTS.B, 29.48%, 4/22/27 .. 13,876 969
FW2094693.UP.FTS.B, 30.21%, 4/22/27 .. 2,944 416
FW2094704.UP.FTS.B, 30.41%, 4/22/27 .. 1,368 95
FW2083347.UP.FTS.B, 31.08%, 4/22/27 .. 10,505 10,039
L2951654.UP.FTS.B, 21.51%, 4/28/27 .... 13,571 3,774
L2096715.UP.FTS.B, 25.36%, 4/28/27 .... 30,012 8,797
FW2951725.UP.FTS.B, 27.54%, 4/28/27 .. 3,340 3,340

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2095121.UP.FTS.B, 24.32%, 5/05/27 .. $ 6,133 $ 6,144
L2288895.UP.FTS.B, 8.82%, 5/21/27 .... 2,671 2,652
FW2292661.UP.FTS.B, 10.72%, 5/21/27 .. 13,359 973
FW2295605.UP.FTS.B, 11.71%, 5/21/27 .. 4,419 164
L2294636.UP.FTS.B, 21.75%, 5/21/27 .... 27,732 7,753
FW2295879.UP.FTS.B, 25.12%, 5/21/27 .. 17,272 17,296
L2295431.UP.FTS.B, 25.44%, 5/21/27 .... 11,437 813
L2295630.UP.FTS.B, 25.47%, 5/21/27 .... 6,022 5,854
L2293794.UP.FTS.B, 25.5%, 5/21/27 .... 1,960 140
FW2295890.UP.FTS.B, 25.77%, 5/21/27 .. 8,032 7,635
L2295478.UP.FTS.B, 26.3%, 5/21/27 .... 3,847 66
L2294417.UP.FTS.B, 26.45%, 5/21/27 .... 27,110 –
FW2294827.UP.FTS.B, 31.11%, 5/21/27 .. 1,749 1,672
FW2293724.UP.FTS.B, 31.23%, 5/21/27 .. 3,209 3,063
L2298796.UP.FTS.B, 7.68%, 5/22/27 .... 1,460 1,449
L2298372.UP.FTS.B, 7.96%, 5/22/27 .... 16,337 1,123
L2299805.UP.FTS.B, 8.23%, 5/22/27 .... 1,954 143
L2299498.UP.FTS.B, 12.01%, 5/22/27 .... 6,292 5,925
L2298756.UP.FTS.B, 12.5%, 5/22/27 .... 42,484 42,227
L2299489.UP.FTS.B, 13.74%, 5/22/27 .... 23,806 23,621
L2296958.UP.FTS.B, 14.87%, 5/22/27 .... 6,682 487
L2296567.UP.FTS.B, 21.87%, 5/22/27 .... 1,586 1,589
L2298303.UP.FTS.B, 22.22%, 5/22/27 .... 5,029 4,974
L2299809.UP.FTS.B, 24.98%, 5/22/27 .... 26,051 24,957
L2300368.UP.FTS.B, 25.11%, 5/22/27 .... 1,885 1,893
L2295070.UP.FTS.B, 26.38%, 5/22/27 .... 7,981 7,609
FW2297812.UP.FTS.B, 27.74%, 5/22/27 .. 3,799 3,795
FW2299110.UP.FTS.B, 28.13%, 5/22/27 .. 12,608 12,569
FW2297303.UP.FTS.B, 28.74%, 5/22/27 .. 9,109 9,133
FW2297380.UP.FTS.B, 30.57%, 5/22/27 .. 5,581 –
FW2296256.UP.FTS.B, 30.68%, 5/22/27 .. 2,778 2,792
L2300474.UP.FTS.B, 25.38%, 5/27/27 .... 2,037 2,039
FW2294358.UP.FTS.B, 24.02%, 6/01/27 .. 2,057 147
FW2299990.UP.FTS.B, 31.19%, 6/05/27 .. 15,678 –
FW2423719.UP.FTS.B, 8.04%, 6/13/27 ... 11,609 11,512
L2427221.UP.FTS.B, 9.21%, 6/13/27 .... 2,582 2,560
FW2427741.UP.FTS.B, 9.76%, 6/13/27 ... 5,953 5,904
L2423738.UP.FTS.B, 10.57%, 6/13/27 .... 2,293 2,270
L2426893.UP.FTS.B, 11.99%, 6/13/27 .... 1,273 173
L2426437.UP.FTS.B, 13.53%, 6/13/27 .... 8,098 4,284
L2422943.UP.FTS.B, 17.4%, 6/13/27 .... 5,555 3,179
FW2424596.UP.FTS.B, 23.51%, 6/13/27 .. 1,846 1,088
L2427070.UP.FTS.B, 25.42%, 6/13/27 .... 2,977 214
L2424490.UP.FTS.B, 25.49%, 6/13/27 .... 6,773 1,919
FW2427001.UP.FTS.B, 25.82%, 6/13/27 .. 8,439 8,391
FW2425746.UP.FTS.B, 27.06%, 6/13/27 .. 7,667 7,666
FW2425689.UP.FTS.B, 27.43%, 6/13/27 .. 8,830 8,838
FW2425524.UP.FTS.B, 29.54%, 6/13/27 .. 18,984 18,898
FW2427523.UP.FTS.B, 29.85%, 6/13/27 .. 2,823 2,836
FW2422585.UP.FTS.B, 30.74%, 6/13/27 .. 3,256 1,941
FW2424580.UP.FTS.B, 31.2%, 6/13/27 ... 16,889 16,851
L2432199.UP.FTS.B, 7.42%, 6/14/27 .... 3,233 3,204
FW2429579.UP.FTS.B, 8.83%, 6/14/27 ... 4,688 4,649
L2432951.UP.FTS.B, 9.1%, 6/14/27 ..... 12,667 12,551
L2430869.UP.FTS.B, 9.13%, 6/14/27 .... 9,344 1,238
L2433061.UP.FTS.B, 9.38%, 6/14/27 .... 6,441 3,320
FW2429553.UP.FTS.B, 9.84%, 6/14/27 ... 8,374 4,272
L2430844.UP.FTS.B, 13.1%, 6/14/27 .... 13,149 950
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2432260.UP.FTS.B, 13.46%, 6/14/27 .. $ 4,067 $ 4,031
L2432731.UP.FTS.B, 13.82%, 6/14/27 .... 20,085 813
L2432687.UP.FTS.B, 18.15%, 6/14/27 .... 825 815
L2435110.UP.FTS.B, 20.58%, 6/14/27 .... 1,568 1,554
L2429021.UP.FTS.B, 22.9%, 6/14/27 .... 5,341 793
FW2432066.UP.FTS.B, 25.64%, 6/14/27 .. 12,112 12,048
FW2433372.UP.FTS.B, 26.59%, 6/14/27 .. 5,403 382
FW2434573.UP.FTS.B, 26.92%, 6/14/27 .. 8,677 8,708
FW2429109.UP.FTS.B, 31.06%, 6/14/27 .. 2,112 604
FW2412469.UP.FTS.B, 31.07%, 6/14/27 .. 2,120 150
FW2429288.UP.FTS.B, 33.13%, 6/14/27 .. 1,178 1,174
L2438839.UP.FTS.B, 7.09%, 6/18/27 .... 15,514 15,401
FW2435774.UP.FTS.B, 7.71%, 6/18/27 ... 2,238 2,218
L2437298.UP.FTS.B, 12.04%, 6/18/27 .... 5,263 268
FW2436806.UP.FTS.B, 12.34%, 6/18/27 .. 8,351 450
L2436245.UP.FTS.B, 17.45%, 6/18/27 .... 6,323 458
L2437520.UP.FTS.B, 19.6%, 6/18/27 .... 4,720 679
L2413076.UP.FTS.B, 22.22%, 6/18/27 .... 8,252 8,233
L2437879.UP.FTS.B, 24.72%, 6/18/27 .... 1,226 1,228
FW2435607.UP.FTS.B, 26.08%, 6/18/27 .. 2,129 317
FW2436713.UP.FTS.B, 26.86%, 6/18/27 .. 8,873 8,850
FW2436155.UP.FTS.B, 27.89%, 6/18/27 .. 7,939 –
FW2435640.UP.FTS.B, 28.51%, 6/18/27 .. 4,440 4,436
L2437642.UP.FTS.B, 9.64%, 6/20/27 .... 895 888
L2422890.UP.FTS.B, 23.18%, 6/23/27 .... 2,952 2,957
FW2438645.UP.FTS.B, 31.19%, 6/26/27 .. 2,737 2,736
L2431725.UP.FTS.B, 12.26%, 6/28/27 .... 30,497 30,201
L2608785.UP.FTS.B, 8.52%, 7/10/27 .... 10,327 10,250
L2607500.UP.FTS.B, 12.17%, 7/10/27 .... 15,020 3,793
L2607609.UP.FTS.B, 15.09%, 7/10/27 .... 2,631 2,603
L2607076.UP.FTS.B, 16.42%, 7/10/27 .... 20,967 11,120
FW2602895.UP.FTS.B, 17.44%, 7/10/27 .. 8,796 4,884
L2604242.UP.FTS.B, 21.11%, 7/10/27 .... 4,738 651
L2608553.UP.FTS.B, 23.5%, 7/10/27 .... 8,245 8,242
FW2609091.UP.FTS.B, 23.84%, 7/10/27 .. 4,339 310
FW2608779.UP.FTS.B, 24.99%, 7/10/27 .. 8,979 8,984
L2603328.UP.FTS.B, 25.17%, 7/10/27 .... 849 849
FW2606616.UP.FTS.B, 26.25%, 7/10/27 .. 1,759 502
FW2608671.UP.FTS.B, 26.81%, 7/10/27 .. 8,553 8,517
FW2608836.UP.FTS.B, 27.23%, 7/10/27 .. 4,793 660
FW2605866.UP.FTS.B, 29.72%, 7/10/27 .. 1,131 1,130
FW2603700.UP.FTS.B, 31.08%, 7/10/27 .. 1,873 1,847
FW2602032.UP.FTS.B, 31.57%, 7/10/27 .. 4,612 4,596
FW2613876.UP.FTS.B, 15.29%, 7/11/27 .. 2,684 713
L2611504.UP.FTS.B, 16.36%, 7/11/27 .... 4,803 4,753
FW2609511.UP.FTS.B, 18.92%, 7/11/27 .. 10,842 10,693
L2612042.UP.FTS.B, 19.42%, 7/11/27 .... 17,979 2,561
L2612995.UP.FTS.B, 19.69%, 7/11/27 .... 8,379 8,264
L2605257.UP.FTS.B, 21.7%, 7/11/27 ..... 814 810
FW2610184.UP.FTS.B, 23.94%, 7/11/27 .. 18,398 18,246
L2614217.UP.FTS.B, 24.23%, 7/11/27 .... 2,187 1,291
FW2611588.UP.FTS.B, 24.58%, 7/11/27 .. 7,969 7,932
L2583854.UP.FTS.B, 24.88%, 7/11/27 .... 6,320 455
L2614101.UP.FTS.B, 26.5%, 7/11/27 ..... 13,564 175
FW2613347.UP.FTS.B, 26.68%, 7/11/27 .. 1,213 1,207
FW2613777.UP.FTS.B, 27.07%, 7/11/27 .. 1,641 1,634
FW2610027.UP.FTS.B, 28.67%, 7/11/27 .. 4,679 333
FW2610223.UP.FTS.B, 30.62%, 7/11/27 .. 2,884 2,869

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2613911.UP.FTS.B, 30.67%, 7/11/27 .. $ 9,133 $ 1,313
FW2610193.UP.FTS.B, 30.94%, 7/11/27 .. 9,413 9,424
FW2611798.UP.FTS.B, 31.65%, 7/11/27 .. 7,936 7,825
L2618980.UP.FTS.B, 12.97%, 7/14/27 .... 13,094 12,968
L2617675.UP.FTS.B, 16.73%, 7/14/27 .... 9,022 656
L2615821.UP.FTS.B, 16.82%, 7/14/27 .... 3,548 1,967
L2615913.UP.FTS.B, 19.56%, 7/14/27 .... 5,058 4,977
L2616155.UP.FTS.B, 19.61%, 7/14/27 .... 6,809 486
L2614826.UP.FTS.B, 22.6%, 7/14/27 .... 4,528 4,495
L2616634.UP.FTS.B, 24.08%, 7/14/27 .... 6,295 889
L2618649.UP.FTS.B, 24.27%, 7/14/27 .... 9,190 9,129
L2605072.UP.FTS.B, 25.64%, 7/14/27 .... 2,421 344
FW2616467.UP.FTS.B, 26.53%, 7/14/27 .. 14,600 –
L2616680.UP.FTS.B, 26.86%, 7/14/27 .... 1,245 736
FW2618197.UP.FTS.B, 27.81%, 7/14/27 .. 16,246 16,239
FW2615990.UP.FTS.B, 30.24%, 7/14/27 .. 2,862 203
FW1716481.UP.FTS.B, 26.69%, 7/15/27 .. 19,903 19,675
FW2612768.UP.FTS.B, 25.53%, 7/17/27 .. 6,494 6,148
FW2617490.UP.FTS.B, 27.91%, 7/21/27 .. 26,574 26,440
L2603677.UP.FTS.B, 14.69%, 7/25/27 .... 12,804 12,686
FW1882891.UP.FTS.B, 25.65%, 8/20/27 .. 1,638 1,625
L2949275.UP.FTS.B, 14.68%, 9/14/27 .... 3,041 3,012
L2949640.UP.FTS.B, 16.6%, 9/14/27 .... 3,501 1,935
FW2949403.UP.FTS.B, 20.67%, 9/14/27 .. 6,793 1,903
FW2951370.UP.FTS.B, 20.97%, 9/14/27 .. 8,276 8,148
L2949402.UP.FTS.B, 22.02%, 9/14/27 .... 10,249 6,052
L2951399.UP.FTS.B, 22.65%, 9/14/27 .... 9,371 9,229
L2949419.UP.FTS.B, 23.06%, 9/14/27 .... 2,591 2,593
FW2950826.UP.FTS.B, 23.81%, 9/14/27 .. 19,890 19,871
L2949947.UP.FTS.B, 25.29%, 9/14/27 .... 1,882 1,871
L2949603.UP.FTS.B, 25.51%, 9/14/27 .... 4,524 4,509
FW2949299.UP.FTS.B, 28.46%, 9/14/27 .. 3,713 3,696
FW2948974.UP.FTS.B, 29.39%, 9/14/27 .. 8,245 8,203
FW2951059.UP.FTS.B, 31.12%, 9/14/27 .. 16,766 16,682
FW2950983.UP.FTS.B, 31.18%, 9/14/27 .. 2,200 323
L2047067.UP.FTS.B, 21.22%, 9/15/27 .... 18,228 17,931
FW2049311.UP.FTS.B, 21.75%, 9/15/27 .. 4,242 4,203
FW2094263.UP.FTS.B, 30.68%, 9/22/27 .. 3,402 481
L2293030.UP.FTS.B, 8.8%, 10/21/27 .... 2,124 2,109
L2298368.UP.FTS.B, 11.21%, 10/22/27 ... 3,366 3,347
L2300702.UP.FTS.B, 15.45%, 10/22/27 ... 27,904 27,646
L2298508.UP.FTS.B, 19.73%, 10/22/27 ... 4,649 336
L2421701.UP.FTS.B, 5.91%, 11/13/27 .... 17,240 17,117
FW2424710.UP.FTS.B, 21.52%, 11/13/27 . 13,547 13,296
FW2424742.UP.FTS.B, 30.86%, 11/13/27 . 1,232 725
FW2430164.UP.FTS.B, 9.11%, 11/14/27 .. 4,511 4,469
FW2430915.UP.FTS.B, 16.81%, 11/14/27 . 8,763 637
L2435424.UP.FTS.B, 10.13%, 11/21/27 ... 3,747 3,715
L2607851.UP.FTS.B, 13.68%, 12/10/27 ... 32,018 31,661
FW2606361.UP.FTS.B, 25.37%, 12/10/27 . 10,218 2,886
FW2605935.UP.FTS.B, 31.23%, 12/10/27 . 5,466 5,395
L2614621.UP.FTS.B, 23.29%, 12/11/27 ... 23,346 13,653
L2611597.UP.FTS.B, 25.33%, 12/11/27 ... 11,163 11,004
FW2609734.UP.FTS.B, 31%, 12/11/27 ... 1,095 1,079
FW2617504.UP.FTS.B, 30.27%, 12/14/27 . 17,007 16,769
FW2613645.UP.FTS.B, 31.4%, 12/23/27 .. 1,559 1,554
L2950603.UP.FTS.B, 18.38%, 2/14/28 .... 18,441 1,334
FW2951084.UP.FTS.B, 30.63%, 2/14/28 .. 14,156 14,044
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2950926.UP.FTS.B, 33.78%, 2/26/28 .. $ 7,747 $ –
L1718966.UP.FTS.B, 18.89%, 9/15/28 .... 8,236 8,232
L1718702.UP.FTS.B, 26.02%, 9/15/28 .... 4,297 4,345
L1886617.UP.FTS.B, 19.5%, 10/20/28 .... 8,361 8,373
L1887293.UP.FTS.B, 25.85%, 10/20/28 ... 9,355 9,379
L2608032.UP.FTS.B, 17.27%, 2/10/29 .... 3,684 3,670
L2605139.UP.FTS.B, 28.33%, 2/10/29 .... 2,267 2,270
L1718819.UP.FTS.B, 23.98%, 2/15/29 .... 2,738 2,733
L2607986.UP.FTS.B, 25.66%, 7/10/29 .... 18,997 18,768
L2601951.UP.FTS.B, 26.3%, 7/10/29 .... 5,821 411
11,047,004
Total Marketplace Loans (Cost $61,502,757) ....
$55,313,777

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2023
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At October 31, 2023, the Fund had the following futures contracts outstanding. See Note 1 ( e ).
At October 31, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1 ( e ).
At October 31, 2023, the Fund had the following credit default swap contracts outstanding. See Note 1(e).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 401 $ 42,574,922 12/19/23 $ 1,562,704
U.S. Treasury 10 Year Ultra Notes ................ Short 60 6,529,688 12/19/23 148,977
U.S. Treasury 2 Year Notes ..................... Long 4,362 882,964,223 12/29/23 (3,279,062)
U.S. Treasury 5 Year Notes ..................... Short 929 97,058,727 12/29/23 1,600,344
Total Futures Contracts ...................................................................... $32,963
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Buy 6,700,000 1,340,000 11/06/23 $ — $ (11,392)
Brazilian Real ...... JPHQ Sell 6,700,000 1,391,959 11/06/23 63,351 —
Euro ............. JPHQ Buy 30,879,000 32,676,775 2/26/24 176,902 —
Euro ............. JPHQ Sell 30,933,600 33,869,725 2/26/24 957,956 —
Brazilian Real ...... JPHQ Sell 6,700,000 1,321,655 3/04/24 11,742 —
Total Forward Exchange Contracts ................................................... $1,209,951 $(11,392)
Net unrealized appreciation (depreciation) ............................................ $1,198,559
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Receive d
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.HY.40 . 5.00% Quarterly 6/20/28 1,950,000 $ 16,425 $ 29,976 $ (13,551)
Non-
Investment
Grade
CDX.NA.HY.41 . 5.00% Quarterly 12/20/28 22,100,000 (8,017) (77,266) 69,249
Total Centrally Cleared Swap Contracts ..................................... $8,408 $(47,290) $55,698

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Note  10  regarding other derivative information.
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 5,500,000 $ (855,950) $ (724,511) $ (131,439) B-
Traded Index
(e)
BNP Paribas
Bespoke
Haverhill Index,
Mezzanine
Tranche 5-10% 4.10% Quarterly BNDP 12/20/23 2,300,000 EUR 15,190 — 15,190
Non-
Investment
Grade
CDX.NA.HY.31 . 5.00% Quarterly CITI 12/20/23 20,400,000 255,410 (78,050) 333,460
Non-
Investment
Grade
CDX.NA.HY.33 . 5.00% Quarterly CITI 12/20/24 12,600,000 368,148 (170,685) 538,833
Non-
Investment
Grade
CDX.NA.IG.31 .. 1.00% Quarterly CITI 12/20/23 7,900,000 (26,976) (29,928) 2,952
Investment
Grade
(e)
Citibank
Bespoke Kenai
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/23 13,550,000 (2,867,398) (279,043) (2,588,355)
Non-
Investment
Grade
(e)
Citibank
Bespoke
Rotorua Index,
Mezzanine
Tranche 5-10% 3.60% Quarterly CITI 12/20/23 5,000,000 22,719 — 22,719
Non-
Investment
Grade
MCDX.
NA.MAIN.31 . 1.00% Quarterly CITI 12/20/23 12,200,000 22,343 3,377 18,966
Investment
Grade
Total OTC Swap Contracts .............................................. $(3,066,514) $(1,278,840) $(1,787,674)
Total Credit Default Swap Contracts .................................... $(3,058,106) $ (1,326,130) $(1,731,976)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.
See Abbreviations on page 342 .

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.48 $7.89 $7.95 $8.02 $8.10
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.193 0.017 (0.006) 0.125 0.140
Net realized and unrealized gains (losses) ........... 0.003 (0.340) 0.022 (0.025) 0.021
Total from investment operations .................... 0.196 (0.323) 0.016 0.100 0.161
Less distributions from:
Net investment income .......................... (0.246) (0.087) (0.076) (0.170) (0.241)
Net asset value, end of year ....................... $7.43 $7.48 $7.89 $7.95 $8.02
Total return
c
................................... 2.66% (4.11)% 0.20% 1.26% 2.01%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.00% 0.93% 0.97% 0.97% 0.95%
Expenses net of waiver and payments by affiliates ....... 0.84%
d
0.87% 0.91% 0.96%
d
0.94%
d
Net investment income (loss) ...................... 2.59% 0.22% (0.07)% 1.57% 1.73%
Supplemental data
Net assets, end of year (000’s) ..................... $284,319 $353,584 $432,447 $460,621 $393,736
Portfolio turnover rate ............................ 23.44% 15.99% 68.61% 35.03% 12.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2023 2022 2021 2020 2019
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.48 $7.88 $7.95 $8.02 $8.09
Income from investment operations
a
:
Net investment income
b
......................... 0.206 0.029 0.006 0.137 0.151
Net realized and unrealized gains (losses) ........... (0.009) (0.330) 0.012 (0.024) 0.031
Total from investment operations .................... 0.197 (0.301) 0.018 0.113 0.182
Less distributions from:
Net investment income .......................... (0.257) (0.099) (0.088) (0.182) (0.252)
Net asset value, end of year ....................... $7.42 $7.48 $7.88 $7.95 $8.02
Total return
c
................................... 2.81% (3.85)% 0.23% 1.41% 2.29%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.85% 0.78% 0.82% 0.82% 0.80%
Expenses net of waiver and payments by affiliates ....... 0.69%
d
0.72% 0.77% 0.81%
d
0.79%
d
Net investment income ........................... 2.75% 0.37% 0.08% 1.72% 1.88%
Supplemental data
Net assets, end of year (000’s) ..................... $47,732 $55,048 $66,942 $77,910 $86,471
Portfolio turnover rate ............................ 23.44% 15.99% 68.61% 35.03% 12.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.48 $7.88 $7.95 $8.02 $8.09
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.161 (0.017) (0.035) 0.093 0.106
Net realized and unrealized gains (losses) ........... (0.005) (0.326) 0.010 (0.024) 0.032
Total from investment operations .................... 0.156 (0.343) (0.025) 0.069 0.138
Less distributions from:
Net investment income .......................... (0.216) (0.057) (0.045) (0.138) (0.208)
Net asset value, end of year ....................... $7.42 $7.48 $7.88 $7.95 $8.02
Total return
c
................................... 2.11% (4.37)% (0.32)% 0.86% 1.73%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.40% 1.34% 1.38% 1.37% 1.35%
Expenses net of waiver and payments by affiliates ....... 1.24%
d
1.27% 1.33% 1.36%
d
1.34%
d
Net investment income (loss) ...................... 2.15% (0.22)% (0.45)% 1.16% 1.33%
Supplemental data
Net assets, end of year (000’s) ..................... $13,586 $21,568 $36,318 $71,212 $84,685
Portfolio turnover rate ............................ 23.44% 15.99% 68.61% 35.03% 12.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.50 $7.90 $7.97 $8.03 $8.11
Income from investment operations
a
:
Net investment income
b
......................... 0.213 0.040 0.021 0.154 0.169
Net realized and unrealized gains (losses) ........... (0.003) (0.331) 0.014 (0.014) 0.021
Total from investment operations .................... 0.210 (0.291) 0.035 0.140 0.190
Less distributions from:
Net investment income .......................... (0.270) (0.109) (0.105) (0.199) (0.270)
Net asset value, end of year ....................... $7.44 $7.50 $7.90 $7.97 $8.03
Total return .................................... 2.85% (3.71)% 0.44% 1.75% 2.39%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.59% 0.63% 0.64% 0.62%
Expenses net of waiver and payments by affiliates ....... 0.56%
c
0.56% 0.55% 0.60%
c
0.58%
c
Net investment income ........................... 2.84% 0.52% 0.27% 1.93% 2.09%
Supplemental data
Net assets, end of year (000’s) ..................... $20,265 $29,513 $41,913 $33,530 $31,953
Portfolio turnover rate ............................ 23.44% 15.99% 68.61% 35.03% 12.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.49 $7.89 $7.96 $8.03 $8.10
Income from investment operations
a
:
Net investment income
b
......................... 0.213 0.040 0.014 0.146 0.160
Net realized and unrealized gains (losses) ........... (0.008) (0.334) 0.012 (0.025) 0.031
Total from investment operations .................... 0.205 (0.294) 0.026 0.121 0.191
Less distributions from:
Net investment income .......................... (0.265) (0.106) (0.096) (0.190) (0.261)
Net asset value, end of year ....................... $7.43 $7.49 $7.89 $7.96 $8.03
Total return .................................... 2.7 8% (3.76)% 0.33% 1.51% 2.39%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.75% 0.67% 0.72% 0.72% 0.70%
Expenses net of waiver and payments by affiliates ....... 0.59%
c
0.62% 0.66% 0.71%
c
0.69%
c
Net investment income ........................... 2.84% 0.52% 0.18% 1.82% 1.98%
Supplemental data
Net assets, end of year (000’s) ..................... $77,434 $99,817 $86,615 $98,851 $103,639
Portfolio turnover rate ............................ 23.44% 15.99% 68.61% 35.03% 12.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2023
Franklin Low Duration U.S. Government Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 12.9%
FHLB, 5.5%, 4/01/24 ................................................. $ 5,000,000 $ 4,993,621
U.S. Treasury Notes ,
2%, 2/15/25 ...................................................... 10,000,000 9,592,383
2%, 8/15/25 ...................................................... 5,000,000 4,734,668
2.625%, 1/31/26 ................................................... 10,000,000 9,497,265
2.5%, 2/28/26 .................................................... 10,162,000 9,612,617
2.25%, 3/31/26 ................................................... 15,000,000 14,081,836
2.375%, 4/30/26 ................................................... 5,059,000 4,755,460
Total U.S. Government and Agency Securities (Cost $58,506,519) .................
57,267,850
Commercial Mortgage-Backed Securities 19.9%
Financial Services 19.9%
a
FHLMC ,
4988, AF, FRN, 5.776%, (30-day SOFR Average + 0.464%), 10/15/37 .......... 4,481,827 4,361,110
4891, AF, FRN, 5.149%, (30-day SOFR Average + 0.514%), 7/15/42 ........... 6,909,445 6,721,868
343, F4, FRN, 5.776%, Strip, (30-day SOFR Average + 0.464%), 10/15/37 ....... 4,228,930 4,133,775
4989, FA, FRN, 4.717%, (30-day SOFR Average + 0.464%), 8/15/40 ........... 5,594,558 5,369,254
4915, FE, FRN, 5.272%, (30-day SOFR Average + 0.514%), 2/15/38 ........... 8,355,515 8,237,202
4895, GF, FRN, 4.913%, (30-day SOFR Average + 0.514%), 11/15/43 .......... 6,702,519 6,356,724
4197, KF, FRN, 4.645%, (30-day SOFR Average + 0.414%), 9/15/37 ........... 2,209,148 2,116,266
4107, KF, FRN, 5.24%, (30-day SOFR Average + 0.504%), 6/15/38 ............ 2,189,351 2,115,134
4215, KF, FRN, 5.169%, (30-day SOFR Average + 0.414%), 2/15/40 ........... 1,819,587 1,752,928
4730, WF, FRN, 5.229%, (30-day SOFR Average + 0.464%), 8/15/38 ........... 3,901,342 3,809,438
4794, WF, FRN, 4.856%, (30-day SOFR Average + 0.464%), 3/15/43 ........... 4,179,712 4,016,134
a
FNMA ,
2019-38, AF, FRN, 5.16%, (30-day SOFR Average + 0.514%), 7/25/49 .......... 4,730,541 4,540,866
2019-59, BF, FRN, 5.229%, (30-day SOFR Average + 0.514%), 10/25/49 ........ 6,704,271 6,540,130
2019-38, CF, FRN, 5.885%, (30-day SOFR Average + 0.564%), 7/25/49 ......... 1,417,017 1,347,017
2021-44, FA, FRN, 4.838%, (30-day SOFR Average + 0.2%), 6/25/45 ........... 5,530,815 5,313,567
2020-54, WF, FRN, 3.169%, (30-day SOFR Average + 0.564%), 8/25/50 ........ 4,297,380 4,076,650
2021-8, YF, FRN, 5.186%, (30-day SOFR Average + 0.2%), 3/25/61 ............ 11,508,109 11,214,045
2021-36, YF, FRN, 5.043%, (30-day SOFR Average + 0.2%), 6/25/61 ........... 5,680,650 5,463,557
a
GNMA , 2010-12 , FD , FRN , 6.049% , ( 1-month SOFR + 0.714% ), 1/16/40 ..........
566,278 558,158
88,043,823
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $91,143,605) ................
88,043,823
Mortgage-Backed Securities 64.3%
b
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 19.8%
FHLMC, 4.159%, (1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 10/01/43 .................................................. 2,253,501 2,235,142
FHLMC, 4.589%, (1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 9/01/37 ................................................... 4,948,594 5,029,110
FHLMC, 4.637%, (1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 7/01/46 ................................................... 9,295,989 9,291,110
FHLMC, 4.643%, (1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 11/01/46 .................................................. 6,253,478 6,260,554
FHLMC, 4.737%, (1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 11/01/46 .................................................. 4,552,095 4,603,003
FHLMC, 4.836%, (1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 10/01/46 .................................................. 4,188,252 4,222,337
FHLMC, 4.942%, (1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 8/01/47 ................................................... 5,585,108 5,683,636
FHLMC, 5.031%, (1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 1/01/44 ................................................... 2,439,891 2,482,150

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
b
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 5.048%, (1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 6/01/47 ................................................... $ 6,497,753 $ 6,534,243
FHLMC, 5.085%, (1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 7/01/35 ................................................... 2,146,335 2,183,088
FHLMC, 5.1%, (1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 6/01/37 ................................................... 2,232,825 2,277,688
FHLMC, 5.132%, (1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 7/01/43 ................................................... 2,140,700 2,140,055
FHLMC, 5.35%, (1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 7/01/43 ................................................... 2,369,109 2,410,143
FHLMC, 3.62% - 6.252%, (1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 8/01/34 - 5/01/45 ....................................... 24,391,061 24,453,680
FHLMC, 4.443% - 6.786%, (1-year CMT T-Note +/- MBS Margin), 8/01/33 - 6/01/37 .. 7,552,548 7,637,710
FHLMC, 5.079% - 6.989%, (6-month Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 4/01/36 - 1/01/37 ....................................... 272,051 269,403
87,713,052
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.5%
FHLMC Pool, 30 Year, 6%, 5/01/53 ...................................... 2,269,520 2,215,021
b
Federal National Mortgage Association (FNMA) Adjustable Rate 37.5%
FNMA, 4.293%, (COFI 11th District +/- MBS Margin), 4/01/34 .................. 5,264,522 5,097,336
FNMA, 4.899%, (1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 3/01/35 ................................................... 2,504,567 2,539,155
FNMA, 4.98%, (1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 7/01/42 ................................................... 3,085,015 3,159,342
FNMA, 5.002%, (1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 9/01/38 ................................................... 7,622,972 7,774,782
FNMA, 5.11%, (1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS Margin),
4/01/44 ......................................................... 20,140,958 20,495,745
FNMA, 5.19%, (1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 4/01/40 ................................................... 3,072,735 3,135,139
FNMA, 5.315%, (1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 4/01/47 ................................................... 11,370,502 11,670,992
FNMA, 3.079% - 5.328%, (3-year CMT T-Note +/- MBS Margin), 1/01/26 - 7/01/34 ... 107,968 105,669
FNMA, 3.948% - 5.332%, (COFI 11th District +/- MBS Margin), 4/01/24 - 12/01/37 ... 2,667,541 2,593,857
FNMA, 5.549%, (1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 5/01/47 ................................................... 5,122,390 5,218,041
FNMA, 3.564% - 5.613%, (5-year CMT T-Note +/- MBS Margin), 4/01/27 - 2/01/30 ... 28,069 27,813
FNMA, 5.646%, (1-year CMT T-Note +/- MBS Margin), 5/01/36 ................. 5,208,576 5,307,813
FNMA, 5.862%, (1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 9/01/45 ................................................... 3,248,882 3,317,785
FNMA, 5.862%, (6-month H15BDI +/- MBS Margin), 11/01/34 .................. 45,539 45,640
FNMA, 6.479%, (1-month Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 8/01/27 ................................................... 93,594 93,421
FNMA, 3.483% - 6.683%, (1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 4/01/32 - 5/01/48 ....................................... 61,708,441 61,804,540
FNMA, 3.244% - 7.135%, (1-year CMT T-Note +/- MBS Margin), 1/01/24 - 12/01/40 .. 17,914,429 17,873,840
FNMA, 4.095% - 7.536%, (6-month Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 5/01/24 - 12/01/37 ...................................... 12,890,154 12,932,038
FNMA, 4.375% - 7.95%, (12-month average of 1-year CMT +/- MBS Margin), 12/01/26
- 11/01/44 ....................................................... 3,141,049 3,086,076
166,279,024
Federal National Mortgage Association (FNMA) Fixed Rate 6.5%
FNMA, 30 Year, 5.5%, 4/01/53 ......................................... 13,634,588 12,943,203
FNMA, 30 Year, 6%, 7/01/53 ........................................... 13,824,846 13,484,314

Franklin Investors Securities Trust
Schedule of Investments
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 6.5%, 11/01/53 ......................................... $ 2,250,000 $ 2,238,873
28,666,390
b
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II, 2.75% - 3.875%, (1-year CMT T-Note +/- MBS Margin), 9/20/33 - 5/20/36 .. 294,500 286,472
286,472
Total Mortgage-Backed Securities (Cost $296,722,378) ...........................
285,159,959
Total Long Term Investments (Cost $446,372,502) ...............................
430,471,632
a
a a a a
Short Term Investments 2.1%
Shares
a
Money Market Funds 2.1%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 5.035% .................. 9,206,156 9,206,156
Total Money Market Funds (Cost $9,206,156) ...................................
9,206,156
Total Short Term Investments (Cost $9,206,156 ) .................................
9,206,156
a
Total Investments (Cost $455,578,658) 99.2% ...................................
$439,677,788
Other Assets, less Liabilities 0.8% .............................................
3,658,934
Net Assets 100.0% ...........................................................
$443,336,722
†
Rounds to less than 0.1% of net assets.
a
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
b
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2023
Franklin Low Duration U.S. Government Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

At October 31, 2023, the Fund had the following futures contracts outstanding. See Note 1 ( e ).
See Note  10  regarding other derivative information.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Short 83 $ 9,032,734 12/19/23 $ 504,367
U.S. Treasury 2 Year Notes ..................... Long 322 65,179,844 12/29/23 (255,196)
U.S. Treasury 5 Year Notes ..................... Short 62 6,477,547 12/29/23 106,804
Total Futures Contracts ...................................................................... $355,975
*
As of period end.
See Abbreviations on page 342 .

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2023 2022 2021* 2020
a
2019
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.94 $9.98 $10.04 $9.92 $9.31
Income from investment operations
b
:
Net investment income
c
......................... 0.288 0.229 0.176 0.257 0.302
Net realized and unrealized gains (losses) ........... (0.186) (2.006) 0.036 0.170 0.618
Total from investment operations .................... 0.102 (1.777) 0.212 0.427 0.920
Less distributions from:
Net investment income and net foreign currency gains .. (0.272) (0.260) (0.272) (0.306) (0.310)
Tax return of capital ............................ — (0.003) — — —
Total distributions ............................... (0.272) (0.263) (0.272) (0.306) (0.310)
Net asset value, end of year ....................... $7.77 $7.94 $9.98 $10.04 $9.92
Total return
d
................................... 1.14% (18.06)% 2.12% 4.38% 10.01%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.94% 0.92% 0.89% 0.90% 0.90%
Expenses net of waiver and payments by affiliates ....... 0.83%
e
0.82%
e
0.83% 0.85%
e
0.86%
e
Net investment income ........................... 3.50% 2.52% 1.75% 2.59% 3.12%
Supplemental data
Net assets, end of year (000’s) ..................... $2,494,183 $2,716,548 $3,876,156 $4,031,242 $3,422,747
Portfolio turnover rate ............................ 127.45% 197.26% 184.44%
f
228.24% 169.95%
f
Portfolio turnover rate excluding mortgage dollar rolls
g
.... 81.72% 105.09% 59.70%
f
137.82% 98.83%
f
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation I.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2023 2022 2021* 2020
a
2019
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.88 $9.90 $9.97 $9.85 $9.25
Income from investment operations
b
:
Net investment income
c
......................... 0.256 0.193 0.137 0.216 0.262
Net realized and unrealized gains (losses) ........... (0.186) (1.985) 0.025 0.171 0.609
Total from investment operations .................... 0.070 (1.792) 0.162 0.387 0.871
Less distributions from:
Net investment income and net foreign currency gains .. (0.240) (0.225) (0.232) (0.267) (0.271)
Tax return of capital ............................ — (0.003) — — —
Total distributions ............................... (0.240) (0.228) (0.232) (0.267) (0.271)
Net asset value, end of year ....................... $7.71 $7.88 $9.90 $9.97 $9.85
Total return
d
................................... 0.75% (18.33)% 1.63% 4.01% 9.52%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.35% 1.32% 1.30% 1.30% 1.30%
Expenses net of waiver and payments by affiliates ....... 1.23%
e
1.23%
e
1.24% 1.25%
e
1.26%
e
Net investment income ........................... 3.12% 2.14% 1.37% 2.20% 2.72%
Supplemental data
Net assets, end of year (000’s) ..................... $30,819 $91,669 $141,309 $208,947 $236,838
Portfolio turnover rate ............................ 127.45% 197.26% 184.44%
f
228.24% 169.95%
f
Portfolio turnover rate excluding mortgage dollar rolls
g
.... 81.72% 105.09% 59.70%
f
137.82% 98.83%
f
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation I.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2023 2022 2021* 2020
a
2019
a
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.90 $9.94 $10.00 $9.88 $9.27
Income from investment operations
b
:
Net investment income
c
......................... 0.268 0.206 0.152 0.232 0.277
Net realized and unrealized gains (losses) ........... (0.176) (2.005) 0.035 0.171 0.619
Total from investment operations .................... 0.092 (1.799) 0.187 0.403 0.896
Less distributions from:
Net investment income and net foreign currency gains .. (0.252) (0.238) (0.247) (0.282) (0.286)
Tax return of capital ............................ — (0.003) — — —
Total distributions ............................... (0.252) (0.241) (0.247) (0.282) (0.286)
Net asset value, end of year ....................... $7.74 $7.90 $9.94 $10.00 $9.88
Total return .................................... 1.03% (18.34)% 1.87% 4.14% 9.66%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.19% 1.17% 1.14% 1.15% 1.15%
Expenses net of waiver and payments by affiliates ....... 1.08%
d
1.08%
d
1.09% 1.10%
d
1.11%
d
Net investment income ........................... 3.27% 2.29% 1.52% 2.36% 2.87%
Supplemental data
Net assets, end of year (000’s) ..................... $7,336 $8,827 $12,623 $17,274 $21,223
Portfolio turnover rate ............................ 127.45% 197.26% 184.44%
e
228.24% 169.95%
e
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 81.72% 105.09% 59.70%
e
137.82% 98.83%
e
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation I.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.
f
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2023 2022 2021* 2020
a
2019
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.00 $10.05 $10.11 $9.99 $9.38
Income from investment operations
b
:
Net investment income
c
......................... 0.318 0.263 0.213 0.294 0.340
Net realized and unrealized gains (losses) ........... (0.186) (2.017) 0.035 0.168 0.617
Total from investment operations .................... 0.132 (1.754) 0.248 0.462 0.957
Less distributions from:
Net investment income and net foreign currency gains .. (0.302) (0.293) (0.308) (0.341) (0.347)
Tax return of capital ............................ — (0.003) — — —
Total distributions ............................... (0.302) (0.296) (0.308) (0.341) (0.347)
Net asset value, end of year ....................... $7.83 $8.00 $10.05 $10.11 $9.99
Total return .................................... 1.50% (17.74)% 2.47% 4.72% 10.35%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.56% 0.52% 0.54% 0.53%
Expenses net of waiver and payments by affiliates ....... 0.47%
d
0.44%
d
0.46% 0.48%
d
0.49%
d
Net investment income ........................... 3.84% 2.89% 2.10% 2.95% 3.49%
Supplemental data
Net assets, end of year (000’s) ..................... $390,582 $434,834 $601,624 $547,075 $481,399
Portfolio turnover rate ............................ 127.45% 197.26% 184.44%
e
228.24% 169.95%
e
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 81.72% 105.09% 59.70%
e
137.82% 98.83%
e
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation I.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.
f
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2023 2022 2021* 2020
a
2019
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.99 $10.04 $10.10 $9.98 $9.37
Income from investment operations
b
:
Net investment income
c
......................... 0.309 0.251 0.202 0.281 0.328
Net realized and unrealized gains (losses) ........... (0.186) (2.015) 0.035 0.169 0.618
Total from investment operations .................... 0.123 (1.764) 0.237 0.450 0.946
Less distributions from:
Net investment income and net foreign currency gains .. (0.293) (0.283) (0.297) (0.329) (0.336)
Tax return of capital ............................ — (0.003) — — —
Total distributions ............................... (0.293) (0.286) (0.297) (0.329) (0.336)
Net asset value, end of year ....................... $7.82 $7.99 $10.04 $10.10 $9.98
Total return .................................... 1.39% (17.86)% 2.36% 4.60% 10.23%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.69% 0.66% 0.64% 0.64% 0.65%
Expenses net of waiver and payments by affiliates ....... 0.58%
d
0.57%
d
0.58% 0.60%
d
0.61%
d
Net investment income ........................... 3.73% 2.76% 2.00% 2.84% 3.37%
Supplemental data
Net assets, end of year (000’s) ..................... $156,009 $175,044 $232,016 $293,080 $863,516
Portfolio turnover rate ............................ 127.45% 197.26% 184.44%
e
228.24% 169.95%
e
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 81.72% 105.09% 59.70%
e
137.82% 98.83%
e
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation I.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.
f
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2023
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.5%
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 28,762,824 $ —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 2,862,311 —
—
Energy Equipment & Services 0.0%
†
b
Valaris Ltd. .......................................... United States 2,435 160,807
Oil, Gas & Consumable Fuels 0.5%
Quarternorth Energy Holding, Inc. ......................... United States 106,976 14,450,693
Total Common Stocks (Cost $11,228,070) ......................................
14,611,500
Management Investment Companies 11.1%
Capital Markets 11.1%
d
Franklin Floating Rate Income Fund ....................... United States 3,279,006 26,002,517
d
Franklin Investment Grade Corporate ETF ................... United States 13,840,000 274,724,000
d
Franklin Senior Loan ETF ............................... United States 1,737,400 41,662,852
342,389,369
Total Management Investment Companies (Cost $420,729,857) ...................
342,389,369
Preferred Stocks 0.1%
Banks 0.1%
Citigroup Capital XIII, 12.022% ........................... United States 93,000 2,666,310
Total Preferred Stocks (Cost $2,325,000) .......................................
2,666,310
Principal
Amount
*
Corporate Bonds 23.3%
Aerospace & Defense 0.7%
Boeing Co. (The) , Senior Note , 5.15% , 5/01/30 ...............
United States 13,500,000 12,655,447
Lockheed Martin Corp. , Senior Bond , 4.09% , 9/15/52 ..........
United States 5,000,000 3,691,522
Northrop Grumman Corp. ,
Senior Bond, 4.03%, 10/15/47 .......................... United States 3,000,000 2,183,137
Senior Bond, 5.25%, 5/01/50 ........................... United States 3,500,000 3,046,239
21,576,345
Air Freight & Logistics 0.1%
e
DAE Funding LLC , Senior Note , 144A, 1.55% , 8/01/24 ......... United Arab
Emirates 3,300,000 3,173,897
Banks 4.9%
e,f
ABN AMRO Bank NV , Senior Note , 144A, FRN , 6.339% , ( 1-year
CMT T-Note + 1.65% ), 9/18/27 .......................... Netherlands 2,500,000 2,473,590
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 ...........
Spain 3,600,000 2,628,064
Bank of America Corp. ,
Senior Bond, 2.592% to 4/28/30, FRN thereafter, 4/29/31 ..... United States 6,700,000 5,283,942
Senior Bond, 1.922% to 10/23/30, FRN thereafter, 10/24/31 ... United States 5,300,000 3,910,110
e
BNP Paribas SA , Senior Note , 144A, 2.819% to 11/18/24, FRN
thereafter , 11/19/25 .................................. France 3,200,000 3,079,427
e
BPCE SA , Senior Note , 144A, 2.045% to 10/18/26, FRN thereafter ,
10/19/27 .......................................... France 9,500,000 8,294,007
Citigroup, Inc. ,
Senior Bond, 2.572% to 6/02/30, FRN thereafter, 6/03/31 ..... United States 8,000,000 6,267,116
Senior Bond, 3.057% to 1/24/32, FRN thereafter, 1/25/33 ..... United States 8,600,000 6,624,159

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
HSBC Holdings plc ,
Senior Note, 0.976% to 5/23/24, FRN thereafter, 5/24/25 ...... United Kingdom 10,500,000 $ 10,151,437
Senior Note, 1.589% to 5/23/26, FRN thereafter, 5/24/27 ...... United Kingdom 11,200,000 9,867,742
JPMorgan Chase & Co. ,
Senior Bond, 4.493% to 3/23/30, FRN thereafter, 3/24/31 ..... United States 17,100,000 15,431,820
Sub. Bond, 4.95%, 6/01/45 ............................ United States 1,600,000 1,310,981
KeyBank NA , Senior Note , 4.15% , 8/08/25 ..................
United States 6,200,000 5,768,014
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.063% to
9/11/24, FRN thereafter , 9/12/25 ......................... Japan 11,100,000 10,980,282
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28, FRN
thereafter , 7/06/29 ................................... Japan 6,000,000 5,861,960
e
Nordea Bank Abp , Senior Note , 144A, 4.75% , 9/22/25 .......... Finland 5,200,000 5,094,086
Santander UK Group Holdings plc , Senior Note , 1.673% to 6/23/26,
FRN thereafter , 6/14/27 ............................... United Kingdom 6,500,000 5,668,381
e
Societe Generale SA , Senior Note , 144A, 1.792% to 6/08/26, FRN
thereafter , 6/09/27 ................................... France 10,800,000 9,494,843
Toronto-Dominion Bank (The) , Senior Note , 4.693% , 9/15/27 .....
Canada 12,000,000 11,432,996
Truist Financial Corp. , Senior Note , 7.161% to 10/29/28, FRN
thereafter , 10/30/29 .................................. United States 4,950,000 4,980,521
US Bancorp , Senior Note , 5.727% to 10/20/25, FRN thereafter ,
10/21/26 .......................................... United States 4,300,000 4,239,827
Wells Fargo & Co. ,
Senior Bond, 3.35% to 3/01/32, FRN thereafter, 3/02/33 ...... United States 9,000,000 7,089,205
Senior Note, 4.54% to 8/14/25, FRN thereafter, 8/15/26 ....... United States 4,000,000 3,877,731
149,810,241
Beverages 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 4.7%, 2/01/36 ............................ Belgium 1,800,000 1,585,029
Senior Bond, 4.9%, 2/01/46 ............................ Belgium 3,400,000 2,833,889
4,418,918
Biotechnology 0.7%
AbbVie, Inc. ,
Senior Bond, 4.05%, 11/21/39 .......................... United States 5,000,000 3,909,256
Senior Bond, 4.7%, 5/14/45 ............................ United States 3,200,000 2,603,612
Senior Note, 3.2%, 11/21/29 ........................... United States 3,000,000 2,615,364
Amgen, Inc. , Senior Bond , 5.25% , 3/02/33 ...................
United States 7,800,000 7,278,047
Biogen, Inc. , Senior Bond , 2.25% , 5/01/30 ...................
United States 6,900,000 5,421,246
21,827,525
Broadline Retail 0.0%
a,e,g
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 2,492,650 —
a,e,g
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 1,098,025 —
—
Capital Markets 1.5%
Deutsche Bank AG , Senior Note , 5.371% , 9/09/27 .............
Germany 9,500,000 9,192,884
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 2.65% to 10/20/31, FRN thereafter, 10/21/32 .... United States 15,000,000 11,282,798
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .... United States 9,700,000 8,509,494

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Morgan Stanley , Senior Bond , 1.928% to 4/27/31, FRN thereafter ,
4/28/32 ........................................... United States 15,200,000 $ 11,014,806
UBS Group AG ,
Senior Note, 4.55%, 4/17/26 ........................... Switzerland 3,400,000 3,251,282
e
Senior Note, 144A, 2.193% to 6/04/25, FRN thereafter, 6/05/26 . Switzerland 1,000,000 931,167
e
Senior Note, 144A, 6.373% to 7/14/25, FRN thereafter, 7/15/26 . Switzerland 2,300,000 2,286,662
46,469,093
Chemicals 0.2%
e
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 9,300,000 5,497,345
Consumer Finance 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Bond , 3.4% , 10/29/33 ................................. Ireland 14,600,000 10,924,878
Consumer Staples Distribution & Retail 0.3%
Dollar Tree, Inc. , Senior Bond , 4.2% , 5/15/28 .................
United States 8,000,000 7,370,036
Target Corp. , Senior Bond , 2.95% , 1/15/52 ..................
United States 1,600,000 922,392
8,292,428
Containers & Packaging 0.2%
e
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 2,300,000 2,009,392
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 4,700,000 3,593,882
5,603,274
Diversified REITs 0.1%
Simon Property Group LP , Senior Bond , 3.25% , 9/13/49 ........
United States 2,400,000 1,391,505
e
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 4.5% ,
9/01/26 ........................................... United States 2,000,000 1,868,860
3,260,365
Diversified Telecommunication Services 0.7%
AT&T, Inc. , Senior Bond , 2.55% , 12/01/33 ...................
United States 21,000,000 15,078,060
Verizon Communications, Inc. , Senior Note , 2.355% , 3/15/32 ....
United States 9,000,000 6,733,180
21,811,240
Electric Utilities 1.5%
Commonwealth Edison Co. , Senior Bond , 6.45% , 1/15/38 .......
United States 700,000 701,113
Duke Energy Corp. ,
Senior Bond, 2.45%, 6/01/30 ........................... United States 2,900,000 2,312,916
Senior Bond, 3.75%, 9/01/46 ........................... United States 2,000,000 1,305,080
Duke Energy Florida LLC , Senior Bond , 6.4% , 6/15/38 .........
United States 1,300,000 1,292,075
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ..........
United States 1,300,000 1,222,562
e
Enel Finance International NV , Senior Bond , 144A, 6.8% , 9/15/37 . Italy 3,000,000 2,922,571
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ..................
United States 8,400,000 7,424,413
Florida Power & Light Co. , Senior Note , 4.625% , 5/15/30 ........
United States 3,600,000 3,366,979
Georgia Power Co. , Senior Bond , 4.3% , 3/15/42 ..............
United States 9,000,000 6,894,455
NextEra Energy Capital Holdings, Inc. , Senior Note , 6.051% , 3/01/25
United States 3,700,000 3,698,980
Southern Co. (The) ,
Senior Bond, 4.4%, 7/01/46 ............................ United States 2,000,000 1,477,193
A, Senior Bond, 3.7%, 4/30/30 ......................... United States 10,500,000 9,111,002
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ...
United States 520,000 506,832

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Xcel Energy, Inc. , Senior Bond , 5.45% , 8/15/33 ...............
United States 5,500,000 $ 5,128,130
47,364,301
Electrical Equipment 0.1%
Eaton Corp. , Senior Bond , 4.15% , 3/15/33 ...................
United States 2,400,000 2,112,382
Electronic Equipment, Instruments & Components 0.2%
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 ....................
United States 7,500,000 6,812,807
Entertainment 0.2%
Walt Disney Co. (The) , Senior Bond , 3.5% , 5/13/40 ............
United States 9,000,000 6,473,572
Financial Services 0.5%
e
Corebridge Financial, Inc. , Senior Bond , 144A, 6.05% , 9/15/33 ... United States 6,000,000 5,636,369
Fiserv, Inc. ,
Senior Bond, 3.5%, 7/01/29 ............................ United States 1,200,000 1,053,037
Senior Bond, 2.65%, 6/01/30 ........................... United States 9,100,000 7,337,477
Shell International Finance BV , Senior Bond , 4.55% , 8/12/43 .....
Netherlands 1,700,000 1,379,138
15,406,021
Food Products 0.6%
General Mills, Inc. , Senior Note , 5.241% , 11/18/25 .............
United States 1,900,000 1,880,266
Hershey Co. (The) , Senior Bond , 4.5% , 5/04/33 ...............
United States 3,800,000 3,494,592
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note, 2.5%, 1/15/27 ............................ United States 6,200,000 5,449,583
Senior Note, 3%, 2/02/29 ............................. United States 2,000,000 1,648,041
Senior Note, 3.625%, 1/15/32 .......................... United States 2,500,000 1,923,958
Kraft Heinz Foods Co. , Senior Note , 3.75% , 4/01/30 ...........
United States 4,000,000 3,504,367
17,900,807
Ground Transportation 0.3%
Burlington Northern Santa Fe LLC , Senior Bond , 4.9% , 4/01/44 ...
United States 1,600,000 1,344,918
CSX Corp. , Senior Bond , 4.5% , 11/15/52 ....................
United States 6,000,000 4,582,742
Union Pacific Corp. , Senior Bond , 3.2% , 5/20/41 ..............
United States 5,000,000 3,404,036
9,331,696
Health Care Equipment & Supplies 0.4%
Boston Scientific Corp. , Senior Bond , 2.65% , 6/01/30 ..........
United States 6,000,000 4,936,950
GE HealthCare Technologies, Inc. , Senior Note , 5.6% , 11/15/25 ..
United States 5,700,000 5,669,946
STERIS Irish FinCo. UnLtd. Co. , Senior Note , 2.7% , 3/15/31 .....
United States 2,400,000 1,900,781
12,507,677
Health Care Providers & Services 1.1%
Centene Corp. , Senior Bond , 3% , 10/15/30 ..................
United States 2,500,000 1,980,720
CVS Health Corp. ,
Senior Bond, 5.3%, 6/01/33 ............................ United States 5,000,000 4,620,144
Senior Bond, 4.78%, 3/25/38 ........................... United States 3,200,000 2,649,039
Senior Bond, 2.7%, 8/21/40 ............................ United States 2,000,000 1,212,003
e
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 1,900,000 1,490,588
Elevance Health, Inc. , Senior Bond , 4.65% , 1/15/43 ...........
United States 3,100,000 2,469,228
Kaiser Foundation Hospitals , 2019 , Senior Bond , 3.266% , 11/01/49
United States 11,270,000 7,045,805
Providence St Joseph Health Obligated Group , H , 2.746% , 10/01/26
United States 8,875,000 8,111,160

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. , Senior Bond , 3.05% , 5/15/41 .........
United States 8,000,000 $ 5,342,383
34,921,070
Health Care REITs 0.0%
†
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
3.5% , 3/15/31 ...................................... United States 1,400,000 850,370
Hotels, Restaurants & Leisure 0.4%
Starbucks Corp. , Senior Bond , 2.55% , 11/15/30 ...............
United States 2,500,000 2,017,481
e
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 13,000,000 9,343,750
11,361,231
Independent Power and Renewable Electricity Producers 0.1%
Constellation Energy Generation LLC , Senior Bond , 6.125% , 1/15/34
United States 2,450,000 2,370,455
Insurance 1.0%
e
AIA Group Ltd. , Senior Bond , 144A, 4.95% , 4/04/33 ........... Hong Kong 3,900,000 3,584,567
e
Corebridge Global Funding , Secured Note , 144A, 5.9% , 9/19/28 .. United States 3,400,000 3,360,808
e
Five Corners Funding Trust II , Senior Note , 144A, 2.85% , 5/15/30 . United States 3,000,000 2,463,167
Marsh & McLennan Cos., Inc. , Senior Bond , 4.9% , 3/15/49 ......
United States 5,000,000 4,116,499
e
Metropolitan Life Global Funding I ,
Secured Note, 144A, 5.05%, 1/06/28 ..................... United States 10,300,000 9,997,270
Secured Note, 144A, 4.3%, 8/25/29 ...................... United States 3,700,000 3,400,318
Progressive Corp. (The) , Senior Bond , 3.7% , 3/15/52 ..........
United States 6,000,000 4,028,935
30,951,564
Interactive Media & Services 0.6%
Meta Platforms, Inc. , Senior Bond , 4.95% , 5/15/33 ............
United States 10,100,000 9,472,042
e
Tencent Holdings Ltd. , Senior Note , 144A, 2.39% , 6/03/30 ....... China 10,000,000 7,913,169
17,385,211
Life Sciences Tools & Services 0.0%
†
Revvity, Inc. , Senior Bond , 2.25% , 9/15/31 ..................
United States 1,800,000 1,340,012
Media 0.9%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 12,500,000 9,563,561
Comcast Corp. ,
Senior Bond, 1.5%, 2/15/31 ............................ United States 4,000,000 2,961,377
Senior Bond, 4.8%, 5/15/33 ............................ United States 8,200,000 7,482,558
Fox Corp. , Senior Bond , 5.476% , 1/25/39 ...................
United States 4,800,000 3,974,286
Time Warner Cable LLC , Senior Secured Bond , 6.55% , 5/01/37 ..
United States 5,700,000 5,007,105
28,988,887
Multi-Utilities 0.4%
Berkshire Hathaway Energy Co. , Senior Bond , 6.125% , 4/01/36 ..
United States 2,700,000 2,629,614
Dominion Energy, Inc. , C , Senior Note , 3.375% , 4/01/30 ........
United States 4,351,000 3,661,470
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 ...............
United States 6,700,000 6,376,629
12,667,713
Oil, Gas & Consumable Fuels 2.1%
e
Aker BP ASA , Senior Bond , 144A, 4% , 1/15/31 ............... Norway 5,400,000 4,560,161
Boardwalk Pipelines LP , Senior Bond , 3.4% , 2/15/31 ...........
United States 6,275,000 5,128,363
BP Capital Markets America, Inc. , Senior Bond , 4.812% , 2/13/33 ..
United States 6,000,000 5,484,981

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Cheniere Corpus Christi Holdings LLC , Senior Secured Note ,
5.875% , 3/31/25 ..................................... United States 1,600,000 $ 1,592,760
Cheniere Energy, Inc. , Senior Secured Note , 4.625% , 10/15/28 ...
United States 1,700,000 1,554,794
e
CITGO Petroleum Corp. ,
Senior Secured Note, 144A, 6.375%, 6/15/26 .............. United States 3,000,000 2,950,295
Senior Secured Note, 144A, 8.375%, 1/15/29 .............. United States 6,600,000 6,542,953
ConocoPhillips Co. , Senior Bond , 5.05% , 9/15/33 .............
United States 2,500,000 2,330,634
e
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 144A, 6% , 2/01/29 .................... United States 2,000,000 1,937,210
Energy Transfer LP ,
Senior Bond, 4.75%, 1/15/26 ........................... United States 4,500,000 4,367,701
Senior Note, 3.9%, 5/15/24 ............................ United States 3,600,000 3,556,652
Senior Note, 6.4%, 12/01/30 ........................... United States 4,000,000 3,960,707
Enterprise Products Operating LLC , Senior Bond , 3.125% , 7/31/29
United States 2,000,000 1,736,840
Exxon Mobil Corp. , Senior Bond , 3.452% , 4/15/51 .............
United States 2,000,000 1,315,775
e
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A, 6% ,
4/15/30 ........................................... United States 2,300,000 2,044,585
MPLX LP , Senior Note , 4.875% , 6/01/25 ....................
United States 4,500,000 4,412,931
Phillips 66 , Senior Bond , 2.15% , 12/15/30 ...................
United States 4,900,000 3,787,758
TransCanada PipeLines Ltd. , Senior Bond , 4.25% , 5/15/28 ......
Canada 3,400,000 3,144,158
e
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 1,000,000 805,032
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 500,000 416,529
Williams Cos., Inc. (The) , Senior Bond , 3.5% , 11/15/30 .........
United States 3,200,000 2,697,506
64,328,325
Paper & Forest Products 0.1%
Suzano Austria GmbH , DM3N , Senior Bond , 3.125% , 1/15/32 ....
Brazil 2,300,000 1,735,104
Passenger Airlines 0.3%
e
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.75% , 4/20/29 ............................ United States 1,600,000 1,444,848
e
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 8,266,000 8,036,154
9,481,002
Personal Care Products 0.7%
h
Estee Lauder Cos., Inc. (The) , Senior Bond , 4.65% , 5/15/33 ..... United States 10,700,000 9,732,358
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .........
United States 2,500,000 2,083,912
Kenvue, Inc. , WI , Senior Note , 5.05% , 3/22/28 ...............
United States 10,500,000 10,308,387
22,124,657
Pharmaceuticals 0.7%
Bristol-Myers Squibb Co. , Senior Bond , 2.55% , 11/13/50 ........
United States 9,700,000 5,174,081
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% , 5/19/33
United States 4,100,000 3,770,180
Pfizer, Inc. , Senior Bond , 2.55% , 5/28/40 ....................
United States 5,500,000 3,494,167
Royalty Pharma plc , Senior Bond , 2.15% , 9/02/31 .............
United States 11,800,000 8,670,011
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
5.125% , 5/09/29 ..................................... Israel 2,000,000 1,747,580
22,856,019
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. , Senior Bond , 2.65% , 5/11/50 ....................
United States 3,000,000 1,738,350

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco 0.8%
Altria Group, Inc. , Senior Bond , 3.4% , 5/06/30 ................
United States 15,000,000 $ 12,551,310
e
Imperial Brands Finance plc , Senior Bond , 144A, 4.25% , 7/21/25 . United Kingdom 4,000,000 3,864,930
Philip Morris International, Inc. , Senior Bond , 5.375% , 2/15/33 ....
United States 8,800,000 8,133,966
24,550,206
Wireless Telecommunication Services 0.3%
T-Mobile USA, Inc. , Senior Note , 3.875% , 4/15/30 .............
United States 12,000,000 10,452,199
Total Corporate Bonds (Cost $825,049,457) .....................................
718,677,187
i
Marketplace Loans 1.6%
a
Financial Services 1.6%
a a a a a a
Total Marketplace Loans (Cost $56,018,356) ....................................
48,961,503
Foreign Government and Agency Securities 2.2%
e
African Export-Import Bank (The) ,
Senior Bond, 144A, 3.994%, 9/21/29 ..................... Supranational
j
1,400,000 1,138,809
Senior Bond, 144A, 3.798%, 5/17/31 ..................... Supranational
j
11,600,000 8,835,372
e
Banque Ouest Africaine de Developpement , Senior Bond , 144A, 5% ,
7/27/27 ........................................... Supranational
j
10,700,000 9,541,361
Colombia Government Bond , Senior Bond , 5% , 6/15/45 ........
Colombia 8,800,000 5,667,988
e
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 12,200,000 9,286,611
e
Corp. Nacional del Cobre de Chile , Senior Bond , 144A, 3.75% ,
1/15/31 ........................................... Chile 6,500,000 5,410,014
e
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 ...... France 2,100,000 2,056,207
e
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 . South Korea 3,900,000 3,880,161
e
Panama Government Bond , Senior Note , 144A, 3.75% , 4/17/26 .. Panama 5,700,000 5,326,023
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .........
Peru 8,000,000 6,424,333
Petroleos Mexicanos , Senior Bond , 6.625% , 6/15/35 ...........
Mexico 6,000,000 3,961,235
e
Romania Government Bond , Senior Bond , 144A, 6.125% , 1/22/44 . Romania 9,500,000 8,215,581
Total Foreign Government and Agency Securities (Cost $91,252,571) ..............
69,743,695
U.S. Government and Agency Securities 26.0%
FFCB , 2.1%, 2/25/36 ...................................
United States 9,300,000 6,206,307
U.S. Treasury Bonds ,
1.125%, 5/15/40 ..................................... United States 4,000,000 2,181,250
1.125%, 8/15/40 ..................................... United States 8,600,000 4,647,024
1.75%, 8/15/41 ..................................... United States 116,900,000 69,439,057
3.875%, 2/15/43 ..................................... United States 12,800,000 10,645,000
2.5%, 5/15/46 ...................................... United States 9,000,000 5,706,738
2.25%, 8/15/46 ..................................... United States 28,800,000 17,262,000
2.75%, 11/15/47 ..................................... United States 25,500,000 16,786,172
3.125%, 5/15/48 ..................................... United States 16,500,000 11,665,371
2.25%, 8/15/49 ..................................... United States 39,000,000 22,787,578
1.25%, 5/15/50 ..................................... United States 13,300,000 5,853,039
1.875%, 11/15/51 .................................... United States 76,200,000 39,754,969
3.625%, 5/15/53 ..................................... United States 6,000,000 4,678,125
U.S. Treasury Notes ,
3.875%, 3/31/25 ..................................... United States 77,000,000 75,569,785
0.25%, 9/30/25 ..................................... United States 108,500,000 99,061,348
0.375%, 11/30/25 .................................... United States 128,000,000 116,315,000
0.375%, 12/31/25 .................................... United States 41,000,000 37,156,250

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
k
Index Linked, 0.625%, 1/15/26 .......................... United States 35,400,000 $ 43,521,248
0.75%, 5/31/26 ..................................... United States 2,000,000 1,798,672
2.75%, 4/30/27 ..................................... United States 138,300,000 128,899,922
3.25%, 6/30/27 ..................................... United States 18,100,000 17,123,590
3.125%, 8/31/27 ..................................... United States 67,000,000 62,927,656
Total U.S. Government and Agency Securities (Cost $932,195,686) ................
799,986,101
Asset-Backed Securities 7.2%
Financial Services 7.2%
e,l
Antares CLO Ltd. , 2018-1A , B , 144A, FRN , 7.327% , ( 3-month SOFR
+ 1.912% ), 4/20/31 . .................................. United States 12,900,000 12,769,574
e,l
Bain Capital Credit CLO Ltd. ,
2018-1A, A1, 144A, FRN, 6.634%, (3-month SOFR + 1.222%),
4/23/31 ........................................... United States 11,401,243 11,370,389
2018-1A, A2, 144A, FRN, 6.824%, (3-month SOFR + 1.412%),
4/23/31 ........................................... United States 5,100,000 5,018,377
e,l
BCC Middle Market CLO LLC , 2018-1A , A2 , 144A, FRN , 7.827% ,
( 3-month SOFR + 2.412% ), 10/20/30 . .................... United States 5,100,000 5,022,497
e,l
Carlyle Direct Lending CLO LLC , 2015-1A , A2R , 144A, FRN ,
7.855% , ( 3-month SOFR + 2.462% ), 10/15/31 . .............. United States 10,000,000 9,776,092
e,l
Carlyle Global Market Strategies CLO Ltd. ,
2014-1A, A1R2, 144A, FRN, 6.634%, (3-month SOFR + 1.232%),
4/17/31 ........................................... United States 690,028 685,006
2014-1A, A2R2, 144A, FRN, 6.794%, (3-month SOFR + 1.392%),
4/17/31 ........................................... United States 6,300,000 6,157,427
e,l
CIFC Funding Ltd. , 2022-2A , A1 , 144A, FRN , 6.717% , ( 3-month
SOFR + 1.32% ), 4/19/35 . .............................. United States 23,690,000 23,429,884
e,m
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-29, PT, 144A, FRN, 25.86%, 12/15/43 ................ United States 6,823 6,471
2019-26, PT, 144A, FRN, 16.108%, 8/15/44 ................ United States 297,280 279,072
2019-31, PT, 144A, FRN, 12.109%, 9/15/44 ................ United States 253,593 232,854
2019-37, PT, 144A, FRN, 15.935%, 10/17/44 ............... United States 316,835 299,666
2019-42, PT, 144A, FRN, 14.513%, 11/15/44 ............... United States 355,234 332,382
2019-51, PT, 144A, FRN, 14.731%, 1/15/45 ................ United States 431,587 406,199
2019-52, PT, 144A, FRN, 13.603%, 1/15/45 ................ United States 413,188 388,377
2019-S1, PT, 144A, FRN, 4.311%, 4/15/44 ................. United States 35,199 33,992
2019-S2, PT, 144A, FRN, 8.762%, 5/16/44 ................. United States 59,574 55,150
2019-S3, PT, 144A, FRN, 9.663%, 6/15/44 ................. United States 103,395 95,199
2019-S4, PT, 144A, FRN, 9.816%, 8/15/44 ................. United States 164,329 157,732
2019-S5, PT, 144A, FRN, 10.314%, 9/15/44 ................ United States 173,797 161,973
2019-S6, PT, 144A, FRN, 8.155%, 10/17/44 ................ United States 234,570 217,098
2019-S7, PT, 144A, FRN, 8.271%, 12/15/44 ................ United States 186,293 172,055
2019-S8, PT, 144A, FRN, 8.946%, 1/15/45 ................. United States 231,715 214,577
2020-2, PT, 144A, FRN, 14.503%, 3/15/45 ................. United States 440,789 413,322
2020-7, PT, 144A, FRN, 15.031%, 4/17/45 ................. United States 290,508 268,537
e,l
Cook Park CLO Ltd. , 2018-1A , A2 , 144A, FRN , 6.784% , ( 3-month
SOFR + 1.382% ), 4/17/30 . ............................. United States 6,000,000 5,884,160
l
CWABS, Inc. , 2004-1 , M1 , FRN , 6.189% , ( 1-month SOFR +
0.864% ), 3/25/34 . ................................... United States 137,743 134,612
e,l
Dryden 97 CLO Ltd. , 2022-97A , A , 144A, FRN , 6.716% , ( 3-month
SOFR + 1.3% ), 4/20/35 . ............................... United States 17,750,000 17,517,331
e,l
Ellington CLO III Ltd. ,
2018-3A, A1, 144A, FRN, 7.327%, (3-month SOFR + 1.912%),
7/20/30 ........................................... United States 3,687,625 3,693,939
2018-3A, A2R, 144A, FRN, 7.427%, (3-month SOFR + 2.012%),
7/20/30 ........................................... United States 6,828,936 6,826,165

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
e
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 . ... United States 11,397,412 $ 10,336,792
e,l
Galaxy XXVII CLO Ltd. , 2018-27A , A , 144A, FRN , 6.653% , ( 3-month
SOFR + 1.282% ), 5/16/31 . ............................. United States 974,297 969,435
e
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 ...................... United States 15,275,332 13,444,247
2021-3, B, 144A, 2.649%, 1/17/41 ....................... United States 5,843,139 4,924,817
e,l
Logan CLO I Ltd. , 2021-1A , A , 144A, FRN , 6.837% , ( 3-month SOFR
+ 1.422% ), 7/20/34 . .................................. United States 4,750,000 4,722,963
e,l
Neuberger Berman CLO XVIII Ltd. , 2014-18A , A1BR , 144A, FRN ,
7.074% , ( 3-month SOFR + 1.662% ), 10/21/30 . .............. United States 1,700,000 1,686,466
e
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................... United States 19,400,000 16,618,905
e,l
Octagon Investment Partners 35 Ltd. , 2018-1A , A1B , 144A, FRN ,
6.777% , ( 3-month SOFR + 1.362% ), 1/20/31 . ............... United States 3,325,000 3,263,284
e,l
Octagon Investment Partners 36 Ltd. ,
2018-1A, A1, 144A, FRN, 6.625%, (3-month SOFR + 1.232%),
4/15/31 ........................................... United States 17,069,118 17,028,749
2018-1A, A2, 144A, FRN, 6.855%, (3-month SOFR + 1.462%),
4/15/31 ........................................... United States 8,500,000 8,334,745
e,l
Pikes Peak CLO 6 , 2020-6A , AR2 , 144A, FRN , 6.811% , ( 3-month
SOFR + 1.432% ), 5/18/34 . ............................. United States 4,500,000 4,485,143
e,m
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 14.089%, 3/15/26 ................ United States 232,315 225,270
2020-PT2, A, 144A, FRN, 12.177%, 4/15/26 ................ United States 293,623 278,976
2020-PT3, A, 144A, FRN, 5.076%, 5/15/26 ................. United States 120,071 109,092
e,l
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 7.855% , ( 3-month SOFR
+ 2.462% ), 1/15/31 . .................................. United States 11,000,000 11,050,035
e,l
TICP CLO VI Ltd. , 2016-6A , AR2 , 144A, FRN , 6.775% , ( 3-month
SOFR + 1.382% ), 1/15/34 . ............................. United States 9,200,000 9,139,030
e,m
Upgrade Master Pass-Thru Trust ,
2019-PT1, A, 144A, FRN, 30.725%, 6/15/25 ................ United States 49,369 43,992
2019-PT2, A, 144A, FRN, 21.642%, 2/15/26 ................ United States 203,344 198,233
e,l
Voya CLO Ltd. , 2018-2A , A2 , 144A, FRN , 6.905% , ( 3-month SOFR +
1.512% ), 7/15/31 . ................................... United States 1,500,000 1,470,883
220,351,166
a a a a a a
Ground Transportation 0.0%
†
Union Pacific Railroad Co. Pass-Through Trust , 2005-1 , 5.082% ,
1/02/29 . ........................................... United States 30,900 30,105
Passenger Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 . ..
United States 912,000 874,605
Total Asset-Backed Securities (Cost $229,264,516) ..............................
221,255,876
Commercial Mortgage-Backed Securities 1.5%
Financial Services 1.5%
m
Benchmark Mortgage Trust , 2023-V3 , A3 , FRN , 6.363% , 7/15/56 .. United States 1,200,000 1,202,152
e,l
BX Commercial Mortgage Trust , 2021-VOLT , B , 144A, FRN , 6.399% ,
( 1-month SOFR + 1.064% ), 9/15/36 ...................... United States 9,840,000 9,521,435
e,l
BX Mortgage Trust , 2021-PAC , B , 144A, FRN , 6.347% , ( 1-month
SOFR + 1.013% ), 10/15/36 ............................ United States 9,220,000 8,932,733
e,l
BX Trust , 2022-IND , A , 144A, FRN , 6.825% , ( 1-month SOFR +
1.491% ), 4/15/37 .................................... United States 12,304,774 12,127,430
m
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.012% , 7/10/38 United States 1,576,925 683,597
e,l
DBCG Mortgage Trust , 2017-BBG , A , 144A, FRN , 8.5% , ( PRIME +
0.7% ), 6/15/34 ...................................... United States 9,840,000 9,853,770

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
e,m
Eleven Madison Mortgage Trust , 2015-11MD , A , 144A, FRN ,
3.555% , 9/10/35 ..................................... United States 3,255,000 $ 2,903,354
l
FNMA , 2005-122 , FN , FRN , 5.785% , ( 30-day SOFR Average +
0.464% ), 1/25/36 .................................... United States 380,188 367,957
a
Weyerhaeuser Mortgage Co. of Texas , 1984-A , 7.43% , 1/01/24 ... United States 479 480
45,592,908
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $47,573,374) ................
45,592,908
Mortgage-Backed Securities 30.6%
n
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 4.14%, (COFI 11th District +/- MBS Margin), 11/01/27 ... United States 367,369 358,297
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 13.4%
FHLMC Gold Pool, 30 Year, 4.5%, 3/01/39 .................. United States 509,773 471,168
FHLMC Gold Pool, 30 Year, 5%, 8/01/33 - 2/01/39 ............. United States 3,307,305 3,192,460
FHLMC Gold Pool, 30 Year, 5.5%, 1/01/35 - 12/01/37 .......... United States 306,409 301,373
FHLMC Gold Pool, 30 Year, 6%, 5/01/33 - 4/01/38 ............. United States 387,018 388,118
FHLMC Gold Pool, 30 Year, 6.5%, 8/01/25 - 3/01/39 ........... United States 311,298 316,349
FHLMC Gold Pool, 30 Year, 7%, 1/01/28 - 7/01/32 ............. United States 20,049 20,532
FHLMC Gold Pool, 30 Year, 7.5%, 3/01/32 .................. United States 6,719 7,009
FHLMC Gold Pool, 30 Year, 8%, 2/01/30 .................... United States 6,175 6,304
FHLMC Gold Pool, 30 Year, 8.5%, 10/01/24 - 8/01/30 .......... United States 914 938
FHLMC Pool, 15 Year, 2%, 4/01/37 ........................ United States 4,765,518 4,042,820
FHLMC Pool, 15 Year, 2.5%, 4/01/37 - 5/01/37 ............... United States 9,820,908 8,569,079
FHLMC Pool, 15 Year, 3%, 4/01/37 - 9/01/37 ................. United States 6,412,330 5,739,490
FHLMC Pool, 30 Year, 2%, 1/01/52 ........................ United States 51,606,637 38,158,457
FHLMC Pool, 30 Year, 2%, 3/01/52 ........................ United States 40,430,050 29,736,116
FHLMC Pool, 30 Year, 2%, 4/01/52 ........................ United States 73,904,636 54,344,991
FHLMC Pool, 30 Year, 2.5%, 10/01/51 ...................... United States 37,504,509 28,913,443
FHLMC Pool, 30 Year, 2.5%, 5/01/52 ....................... United States 28,495,461 21,918,641
FHLMC Pool, 30 Year, 2.5%, 10/01/53 ...................... United States 5,306,000 4,078,797
FHLMC Pool, 30 Year, 3%, 2/01/52 ........................ United States 66,061,149 53,064,763
FHLMC Pool, 30 Year, 3%, 10/01/53 ....................... United States 5,095,000 4,083,118
FHLMC Pool, 30 Year, 3.5%, 5/01/52 - 6/01/52 ............... United States 4,818,798 4,017,975
FHLMC Pool, 30 Year, 3.5%, 12/01/52 ...................... United States 15,426,584 12,862,708
FHLMC Pool, 30 Year, 4%, 8/01/52 ........................ United States 43,794,843 37,889,912
FHLMC Pool, 30 Year, 4%, 11/01/53 ....................... United States 3,600,000 3,112,871
FHLMC Pool, 30 Year, 4.5%, 8/01/52 ....................... United States 103,183,148 92,291,603
FHLMC Pool, 30 Year, 4.5%, 11/01/53 ...................... United States 4,571,000 4,085,406
411,614,441
n
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 2.555%, (3-year CMT T-Note +/- MBS Margin), 12/01/24 .. United States 66 65
FNMA, 3.845% - 4.46%, (1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 2/01/34 - 3/01/37 .......... United States 290,646 288,443
FNMA, 4.699%, (6-month Refinitiv USD IBOR Consumer Cash
Fallbacks +/- MBS Margin), 10/01/32 ..................... United States 47,979 47,184
FNMA, 4.144% - 4.797%, (COFI 11th District +/- MBS Margin),
12/01/27 - 9/01/34 ................................... United States 917,101 883,354
FNMA, 5.391% - 6.355%, (1-year CMT T-Note +/- MBS Margin),
5/01/25 - 10/01/36 ................................... United States 53,715 53,306
1,272,352
Federal National Mortgage Association (FNMA) Fixed Rate 14.7%
FNMA, 15 Year, 2%, 4/01/37 ............................. United States 5,048,782 4,282,249
FNMA, 15 Year, 3%, 9/01/37 - 10/01/37 ..................... United States 4,978,812 4,455,962

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 2.5%, 4/01/52 ........................... United States 14,889,785 $ 11,457,683
FNMA, 30 Year, 3%, 11/01/51 ............................ United States 35,835,823 28,818,490
FNMA, 30 Year, 3%, 12/01/51 - 3/01/52 ..................... United States 6,536,712 5,239,032
FNMA, 30 Year, 3.5%, 12/01/52 ........................... United States 34,707,609 28,952,292
FNMA, 30 Year, 3.5%, 8/01/51 - 4/01/53 .................... United States 18,339,748 15,295,092
FNMA, 30 Year, 5%, 6/01/36 - 5/01/39 ...................... United States 614,461 591,475
FNMA, 30 Year, 5.5%, 6/01/33 - 8/01/37 .................... United States 2,373,991 2,326,992
FNMA, 30 Year, 6%, 9/01/32 - 9/01/38 ...................... United States 2,534,413 2,541,551
FNMA, 30 Year, 6.5%, 8/01/28 - 5/01/37 .................... United States 85,588 86,324
FNMA, 30 Year, 7%, 11/01/25 ............................ United States 892 902
FNMA, 30 Year, 7.5%, 1/01/30 ........................... United States 4,004 4,093
FNMA, 30 Year, 8.5%, 4/01/30 - 5/01/32 .................... United States 18,456 19,105
o
FNMA, Single-family, 30 Year, 3.5%, 11/25/53 ................ United States 33,130,000 27,590,216
o
FNMA, Single-family, 30 Year, 4%, 11/25/53 ................. United States 47,690,000 41,199,689
o
FNMA, Single-family, 30 Year, 5%, 11/25/53 ................. United States 60,623,000 55,891,565
o
FNMA, Single-family, 30 Year, 5.5%, 11/25/53 ................ United States 122,487,000 116,180,834
o
FNMA, Single-family, 30 Year, 6%, 11/25/53 ................. United States 65,960,000 64,186,522
o
FNMA, Single-family, 30 Year, 6.5%, 11/25/53 ................ United States 41,480,000 41,230,283
450,350,351
n
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II, 2.75% - 2.75%, (1-year CMT T-Note +/- MBS Margin),
10/20/26 - 10/20/26 .................................. United States 5,422 5,255
5,255
Government National Mortgage Association (GNMA) Fixed Rate 2.5%
GNMA I, 30 Year, 7%, 10/15/27 - 6/15/31 .................... United States 7,162 7,364
GNMA I, Single-family, 30 Year, 6%, 1/15/39 ................. United States 49,150 49,409
GNMA I, Single-family, 30 Year, 6.5%, 10/15/31 - 7/15/38 ........ United States 8,939 9,093
GNMA I, Single-family, 30 Year, 7%, 4/15/28 ................. United States 2,419 2,394
GNMA I, Single-family, 30 Year, 7.5%, 8/15/25 - 2/15/26 ........ United States 1,806 1,804
GNMA I, Single-family, 30 Year, 9%, 9/15/25 ................. United States 5 5
GNMA II, Single-family, 30 Year, 2%, 4/20/52 - 7/20/52 ......... United States 21,919,848 16,936,990
GNMA II, Single-family, 30 Year, 2.5%, 6/20/52 ............... United States 1,677,011 1,338,356
GNMA II, Single-family, 30 Year, 2.5%, 7/20/52 ............... United States 17,017,220 13,583,525
GNMA II, Single-family, 30 Year, 3%, 10/20/49 ................ United States 25,237 21,061
GNMA II, Single-family, 30 Year, 5.5%, 7/20/53 - 8/20/53 ........ United States 4,495,422 4,302,840
o
GNMA II, Single-family, 30 Year, 5.5%, 11/15/53 .............. United States 43,020,000 41,141,236
GNMA II, Single-family, 30 Year, 6%, 5/20/31 ................. United States 1,194 1,204
GNMA II, Single-family, 30 Year, 6.5%, 3/20/28 - 7/20/38 ........ United States 144,304 149,691
GNMA II, Single-family, 30 Year, 7.5%, 8/20/30 - 1/20/33 ........ United States 18,595 18,855
77,563,827
Total Mortgage-Backed Securities (Cost $1,006,909,184) .........................
941,164,523
Municipal Bonds 1.8%
California 1.4%
California Municipal Finance Authority , United States General
Services Administration , Revenue , 2020 , 2.519% , 10/01/35 .... United States 9,645,000 6,418,661
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ............................. United States 18,870,000 17,165,216
San Bernardino Community College District ,
GO, 2021, Refunding, 2.686%, 8/01/41 ................... United States 20,405,000 13,044,339
GO, 2021, Refunding, 2.856%, 8/01/49 ................... United States 11,880,000 6,805,324
43,433,540

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts 0.0%
†
Commonwealth of Massachusetts , GO , 2020 C , Refunding , 2.514% ,
7/01/41 ........................................... United States 700,000 $ 459,554
Ohio 0.4%
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ........................................... United States 16,585,000 11,150,472
Texas 0.0%
†
City of Austin , Electric Utility , Revenue , 2019 C , Refunding , 2.785% ,
11/15/31 .......................................... United States 370,000 302,248
Total Municipal Bonds (Cost $77,241,919) ......................................
55,345,814
Residential Mortgage-Backed Securities 3.6%
Capital Markets 0.0%
†
l
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN , 6.179% ,
( 1-month SOFR + 0.854% ), 3/25/28 ...................... United States 141,658 132,659
Financial Services 3.6%
e
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 1,361,694 1,333,444
m
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 3,792,232 3,536,739
e,m
CIM Trust ,
2018-INV1, A4, 144A, FRN, 4%, 8/25/48 .................. United States 1,122,057 977,617
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 687,356 619,972
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 1,885,395 1,692,342
e,m
Citigroup Mortgage Loan Trust , 2013-A , A , 144A, FRN , 3% , 5/25/42 United States 164,610 157,173
e,m
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% ,
3/25/67 ........................................... United States 3,175,434 2,942,920
Credit Suisse First Boston Mortgage Securities Corp. , 2004-6 , 3A1 ,
5% , 1/25/38 ........................................ Switzerland 74,823 42,110
l
FHLMC STACR Debt Notes ,
2016-DNA2, M3, FRN, 10.085%, (30-day SOFR Average +
4.764%), 10/25/28 ................................... United States 9,039,087 9,495,313
2016-HQA2, M3, FRN, 10.585%, (30-day SOFR Average +
5.264%), 11/25/28 ................................... United States 9,346,034 9,910,526
e,l
FHLMC STACR REMIC Trust ,
2020-DNA1, M2, 144A, FRN, 7.135%, (30-day SOFR Average +
1.814%), 1/25/50 .................................... United States 1,197,222 1,198,824
2022-DNA3, M1A, 144A, FRN, 7.321%, (30-day SOFR Average +
2%), 4/25/42 ....................................... United States 5,308,147 5,358,248
l
FNMA Connecticut Avenue Securities ,
2014-C02, 2M2, FRN, 8.035%, (30-day SOFR Average + 2.714%),
5/25/24 ........................................... United States 1,368,758 1,378,345
2014-C03, 2M2, FRN, 8.335%, (30-day SOFR Average + 3.014%),
7/25/24 ........................................... United States 372,775 376,109
2014-C04, 2M2, FRN, 10.435%, (30-day SOFR Average +
5.114%), 11/25/24 ................................... United States 311 311
e,m
J.P. Morgan Mortgage Trust ,
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................... United States 15,370,336 12,729,108
2021-14, A4, 144A, FRN, 2.5%, 5/25/52 ................... United States 12,492,442 10,300,060
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................... United States 7,226,727 5,932,129
e,m
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ........................................... United States 5,373,532 5,118,013
e,m
OBX Trust , 2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ........... United States 3,189,358 2,631,828
e,m
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% ,
2/20/49 ........................................... United States 10,325,916 8,487,613

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
e,m
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 .......................................... United States 1,690,021 $ 1,340,549
e,m
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ........... United States 18,258,725 15,319,373
e,m
Towd Point Mortgage Trust ,
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 .................. United States 289,168 286,625
2017-1, A2, 144A, FRN, 3.5%, 10/25/56 ................... United States 8,862,000 8,561,825
2017-2, A1, 144A, FRN, 2.75%, 4/25/57 ................... United States 63,443 63,157
109,790,273
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $125,549,107) ................
109,922,932
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 141,599 —
b
Mesquite Energy, Inc., Escrow Account ..................... United States 3,000,000 217,500
Total Escrows and Litigation Trusts (Cost $2,814,454) ...........................
217,500
Total Long Term Investments (Cost $3,828,151,551) .............................
3,370,535,218
a
Short Term Investments 2.5%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.5%
d,p
Institutional Fiduciary Trust - Money Market Portfolio, 5.035% .... United States 77,626,917 77,626,917
Total Money Market Funds (Cost $77,626,917) ..................................
77,626,917
Total Short Term Investments (Cost $77,626,917 ) ................................
77,626,917
a
Total Investments (Cost $3,905,778,468) 112.0% .................................
$3,448,162,135
Other Assets, less Liabilities (12.0)% ..........................................
(369,232,943)
Net Assets 100.0% ...........................................................
$3,078,929,192
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2023, the aggregate value of these securities was $532,751,524, representing 17.3% of net assets.
f
The coupon rate shown represents the rate at period end.
g
Income may be received in additional securities and/or cash.
h
A portion or all of the security is on loan at October 31, 2023. See Note 1(f).
i
See Note 1(i) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
j
A supranational organization is an entity formed by two or more central governments through international treaties.
k
Principal amount of security is adjusted for inflation. See Note1(k).
l
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

m
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
n
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
o
Security purchased on a to-be-announced (TBA) basis. See Note 1(d).
p
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2023
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

At October 31, 2023, the Fund had the following marketplace loans outstanding. See Note 1(i).
Description
Principal
Amount Value
Marketplace Loans - 1.6%
Block, Inc.
5383396.SQ.FTS.B, Zero Cpn, 11/30/23 .. $ 314 $ 48
5383412.SQ.FTS.B, Zero Cpn, 11/30/23 .. 2,807 690
5398394.SQ.FTS.B, Zero Cpn, 11/30/23 .. 777 137
5398459.SQ.FTS.B, Zero Cpn, 11/30/23 .. 747 377
5399792.SQ.FTS.B, Zero Cpn, 11/30/23 .. 440 239
5412598.SQ.FTS.B, Zero Cpn, 12/01/23 .. 324 145
5412683.SQ.FTS.B, Zero Cpn, 12/01/23 .. 244 146
5413606.SQ.FTS.B, Zero Cpn, 12/01/23 .. 2,850 792
5440393.SQ.FTS.B, Zero Cpn, 12/02/23 .. 513 81
5442439.SQ.FTS.B, Zero Cpn, 12/02/23 .. 1,242 275
5469093.SQ.FTS.B, Zero Cpn, 12/03/23 .. 1,515 662
5471203.SQ.FTS.B, Zero Cpn, 12/03/23 .. 53 13
5471273.SQ.FTS.B, Zero Cpn, 12/03/23 .. 1,167 307
5471332.SQ.FTS.B, Zero Cpn, 12/03/23 .. 12,560 4,078
5472730.SQ.FTS.B, Zero Cpn, 12/04/23 .. 3,743 853
5472763.SQ.FTS.B, Zero Cpn, 12/04/23 .. 2,711 488
5472894.SQ.FTS.B, Zero Cpn, 12/04/23 .. 1,101 392
5473236.SQ.FTS.B, Zero Cpn, 12/04/23 .. 6,897 2,239
5473309.SQ.FTS.B, Zero Cpn, 12/04/23 .. 2,150 891
5474033.SQ.FTS.B, Zero Cpn, 12/05/23 .. 1,011 223
5493687.SQ.FTS.B, Zero Cpn, 12/07/23 .. 1,582 535
5493760.SQ.FTS.B, Zero Cpn, 12/07/23 .. 820 389
5495244.SQ.FTS.B, Zero Cpn, 12/07/23 .. 1,565 229
5501790.SQ.FTS.B, Zero Cpn, 12/07/23 .. 7,931 3,802
5502597.SQ.FTS.B, Zero Cpn, 12/07/23 .. 8,011 2,927
5503969.SQ.FTS.B, Zero Cpn, 12/07/23 .. 810 195
5504275.SQ.FTS.B, Zero Cpn, 12/07/23 .. 1,678 372
5504334.SQ.FTS.B, Zero Cpn, 12/07/23 .. 2,881 318
5515632.SQ.FTS.B, Zero Cpn, 12/08/23 .. 877 191
5515935.SQ.FTS.B, Zero Cpn, 12/08/23 .. 1,582 261
5517225.SQ.FTS.B, Zero Cpn, 12/08/23 .. 132 34
5519182.SQ.FTS.B, Zero Cpn, 12/08/23 .. 19,846 4,640
5528141.SQ.FTS.B, Zero Cpn, 12/09/23 .. 323 116
5528715.SQ.FTS.B, Zero Cpn, 12/09/23 .. 1,028 352
5530682.SQ.FTS.B, Zero Cpn, 12/09/23 .. 8,257 1,552
5531485.SQ.FTS.B, Zero Cpn, 12/09/23 .. 85 25
5531634.SQ.FTS.B, Zero Cpn, 12/09/23 .. 16,877 4,001
5531927.SQ.FTS.B, Zero Cpn, 12/09/23 .. 20,408 7,182
5534538.SQ.FTS.B, Zero Cpn, 12/10/23 .. 3,044 324
5535542.SQ.FTS.B, Zero Cpn, 12/10/23 .. 1,758 507
5536027.SQ.FTS.B, Zero Cpn, 12/10/23 .. 387 192
5536092.SQ.FTS.B, Zero Cpn, 12/10/23 .. 3,992 1,056
5537230.SQ.FTS.B, Zero Cpn, 12/10/23 .. 5,627 1,717
5537511.SQ.FTS.B, Zero Cpn, 12/10/23 .. 353 132
5539604.SQ.FTS.B, Zero Cpn, 12/10/23 .. 142 108
5539742.SQ.FTS.B, Zero Cpn, 12/11/23 .. 3,222 840
5540934.SQ.FTS.B, Zero Cpn, 12/12/23 .. 2,359 975
5542232.SQ.FTS.B, Zero Cpn, 12/13/23 .. 9,576 1,953
5543476.SQ.FTS.B, Zero Cpn, 12/13/23 .. 697 143
5546767.SQ.FTS.B, Zero Cpn, 12/13/23 .. 9,786 2,577
5548729.SQ.FTS.B, Zero Cpn, 12/14/23 .. 261 38
5551837.SQ.FTS.B, Zero Cpn, 12/14/23 .. 4,102 1,052
5553801.SQ.FTS.B, Zero Cpn, 12/14/23 .. 15,160 3,399
5553995.SQ.FTS.B, Zero Cpn, 12/14/23 .. 680 86
5558866.SQ.FTS.B, Zero Cpn, 12/15/23 .. 666 295
Description
Principal
Amount Value
Block, Inc. (continued)
5559238.SQ.FTS.B, Zero Cpn, 12/15/23 .. $ 4,881 $ 1,582
5564400.SQ.FTS.B, Zero Cpn, 12/16/23 .. 4,180 1,480
5564465.SQ.FTS.B, Zero Cpn, 12/16/23 .. 3,809 376
5564739.SQ.FTS.B, Zero Cpn, 12/17/23 .. 4,014 683
5565342.SQ.FTS.B, Zero Cpn, 12/17/23 .. 1,550 201
5565718.SQ.FTS.B, Zero Cpn, 12/17/23 .. 1,113 284
5566977.SQ.FTS.B, Zero Cpn, 12/17/23 .. 4,680 425
5567514.SQ.FTS.B, Zero Cpn, 12/17/23 .. 664 363
5568613.SQ.FTS.B, Zero Cpn, 12/18/23 .. 7,092 649
5568652.SQ.FTS.B, Zero Cpn, 12/18/23 .. 1 1
5568817.SQ.FTS.B, Zero Cpn, 12/19/23 .. 1,541 872
5569601.SQ.FTS.B, Zero Cpn, 12/20/23 .. 186 54
5569924.SQ.FTS.B, Zero Cpn, 12/20/23 .. 1,086 297
5571039.SQ.FTS.B, Zero Cpn, 12/20/23 .. 585 373
5571610.SQ.FTS.B, Zero Cpn, 12/20/23 .. 10,025 2,358
5571805.SQ.FTS.B, Zero Cpn, 12/20/23 .. 864 579
5574449.SQ.FTS.B, Zero Cpn, 12/21/23 .. 8,365 2,611
5574619.SQ.FTS.B, Zero Cpn, 12/21/23 .. 1,451 183
5574770.SQ.FTS.B, Zero Cpn, 12/21/23 .. 8,813 2,441
5575277.SQ.FTS.B, Zero Cpn, 12/21/23 .. 880 276
5575354.SQ.FTS.B, Zero Cpn, 12/21/23 .. 1,856 495
5578293.SQ.FTS.B, Zero Cpn, 12/22/23 .. 4,171 1,065
5578333.SQ.FTS.B, Zero Cpn, 12/22/23 .. 3,043 980
5578383.SQ.FTS.B, Zero Cpn, 12/22/23 .. 10,449 3,413
5578934.SQ.FTS.B, Zero Cpn, 12/22/23 .. 3,080 747
5581220.SQ.FTS.B, Zero Cpn, 12/23/23 .. 3,130 1,023
5581405.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,251 341
5581428.SQ.FTS.B, Zero Cpn, 12/23/23 .. 3,658 1,433
5581964.SQ.FTS.B, Zero Cpn, 12/23/23 .. 6,510 2,287
5582607.SQ.FTS.B, Zero Cpn, 12/23/23 .. 347 150
5582638.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,582 166
5582775.SQ.FTS.B, Zero Cpn, 12/23/23 .. 565 92
5583691.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,683 717
5584970.SQ.FTS.B, Zero Cpn, 12/24/23 .. 2,094 406
5585193.SQ.FTS.B, Zero Cpn, 12/24/23 .. 1,038 270
5587763.SQ.FTS.B, Zero Cpn, 12/24/23 .. 13,450 2,509
5587867.SQ.FTS.B, Zero Cpn, 12/24/23 .. 522 218
5587897.SQ.FTS.B, Zero Cpn, 12/24/23 .. 21,318 3,432
5588182.SQ.FTS.B, Zero Cpn, 12/25/23 .. 322 244
5588544.SQ.FTS.B, Zero Cpn, 12/25/23 .. 944 348
5588599.SQ.FTS.B, Zero Cpn, 12/25/23 .. 817 265
5588620.SQ.FTS.B, Zero Cpn, 12/25/23 .. 4,534 2,076
5588868.SQ.FTS.B, Zero Cpn, 12/26/23 .. 2,471 636
5589011.SQ.FTS.B, Zero Cpn, 12/26/23 .. 996 123
5589268.SQ.FTS.B, Zero Cpn, 12/26/23 .. 447 56
5589338.SQ.FTS.B, Zero Cpn, 12/26/23 .. 3,196 1,430
5593696.SQ.FTS.B, Zero Cpn, 12/28/23 .. 16,651 4,182
5594128.SQ.FTS.B, Zero Cpn, 12/28/23 .. 3,289 625
5597612.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,995 1,258
5597684.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,550 804
5599130.SQ.FTS.B, Zero Cpn, 12/29/23 .. 616 257
5608438.SQ.FTS.B, Zero Cpn, 12/30/23 .. 687 489
5609439.SQ.FTS.B, Zero Cpn, 12/30/23 .. 2,708 862
5609525.SQ.FTS.B, Zero Cpn, 12/30/23 .. 260 65
5610861.SQ.FTS.B, Zero Cpn, 12/30/23 .. 10,049 4,293

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5611249.SQ.FTS.B, Zero Cpn, 12/30/23 .. $ 1,749 $ 474
5613141.SQ.FTS.B, Zero Cpn, 1/01/24 ... 3,158 1,827
5613257.SQ.FTS.B, Zero Cpn, 1/01/24 ... 3,002 1,261
5613321.SQ.FTS.B, Zero Cpn, 1/01/24 ... 1,109 564
5613593.SQ.FTS.B, Zero Cpn, 1/01/24 ... 1,418 498
5614043.SQ.FTS.B, Zero Cpn, 1/01/24 ... 1,223 266
5615395.SQ.FTS.B, Zero Cpn, 1/01/24 ... 2,742 1,909
5619805.SQ.FTS.B, Zero Cpn, 1/04/24 ... 1,578 317
5621282.SQ.FTS.B, Zero Cpn, 1/05/24 ... 1,917 565
5622786.SQ.FTS.B, Zero Cpn, 1/05/24 ... 36 27
5627848.SQ.FTS.B, Zero Cpn, 1/06/24 ... 784 469
5628017.SQ.FTS.B, Zero Cpn, 1/06/24 ... 182 158
5629056.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,080 231
5641293.SQ.FTS.B, Zero Cpn, 1/07/24 ... 2,632 361
5644715.SQ.FTS.B, Zero Cpn, 1/07/24 ... 4,969 1,705
5644959.SQ.FTS.B, Zero Cpn, 1/07/24 ... 10,493 3,013
5646926.SQ.FTS.B, Zero Cpn, 1/07/24 ... 4,350 1,970
5649756.SQ.FTS.B, Zero Cpn, 1/08/24 ... 550 335
5651436.SQ.FTS.B, Zero Cpn, 1/08/24 ... 600 209
5652976.SQ.FTS.B, Zero Cpn, 1/08/24 ... 515 296
5655794.SQ.FTS.B, Zero Cpn, 1/09/24 ... 331 131
5655805.SQ.FTS.B, Zero Cpn, 1/09/24 ... 9,103 2,425
5656317.SQ.FTS.B, Zero Cpn, 1/10/24 ... 3,805 1,852
5656603.SQ.FTS.B, Zero Cpn, 1/10/24 ... 1,402 320
5656630.SQ.FTS.B, Zero Cpn, 1/10/24 ... 429 131
5656707.SQ.FTS.B, Zero Cpn, 1/10/24 ... 3,920 959
5656852.SQ.FTS.B, Zero Cpn, 1/10/24 ... 1,565 617
5661432.SQ.FTS.B, Zero Cpn, 1/11/24 ... 27,848 10,070
5662540.SQ.FTS.B, Zero Cpn, 1/11/24 ... 9,273 4,077
5666857.SQ.FTS.B, Zero Cpn, 1/12/24 ... 50,254 15,467
5670099.SQ.FTS.B, Zero Cpn, 1/12/24 ... 1,442 410
5670219.SQ.FTS.B, Zero Cpn, 1/12/24 ... 6,226 1,897
5672062.SQ.FTS.B, Zero Cpn, 1/12/24 ... 957 293
5672657.SQ.FTS.B, Zero Cpn, 1/13/24 ... 1,961 646
5672716.SQ.FTS.B, Zero Cpn, 1/13/24 ... 1,893 526
5676023.SQ.FTS.B, Zero Cpn, 1/13/24 ... 1,024 151
5677506.SQ.FTS.B, Zero Cpn, 1/13/24 ... 6,462 2,121
5678063.SQ.FTS.B, Zero Cpn, 1/13/24 ... 57 29
5689054.SQ.FTS.B, Zero Cpn, 1/14/24 ... 354 220
5689201.SQ.FTS.B, Zero Cpn, 1/14/24 ... 320 254
5694752.SQ.FTS.B, Zero Cpn, 1/14/24 ... 35,953 10,684
5695515.SQ.FTS.B, Zero Cpn, 1/14/24 ... 3,344 798
5696224.SQ.FTS.B, Zero Cpn, 1/15/24 ... 4,134 985
5698837.SQ.FTS.B, Zero Cpn, 1/15/24 ... 8,377 2,220
5701510.SQ.FTS.B, Zero Cpn, 1/15/24 ... 251 34
5701712.SQ.FTS.B, Zero Cpn, 1/15/24 ... 162 136
5702064.SQ.FTS.B, Zero Cpn, 1/15/24 ... 1,794 833
5702856.SQ.FTS.B, Zero Cpn, 1/16/24 ... 1,198 362
5703564.SQ.FTS.B, Zero Cpn, 1/17/24 ... 5,948 1,835
5705331.SQ.FTS.B, Zero Cpn, 1/18/24 ... 1,467 218
5707682.SQ.FTS.B, Zero Cpn, 1/18/24 ... 53 42
5707870.SQ.FTS.B, Zero Cpn, 1/18/24 ... 3,336 1,762
5709306.SQ.FTS.B, Zero Cpn, 1/18/24 ... 5,112 2,011
5710153.SQ.FTS.B, Zero Cpn, 1/19/24 ... 4 2
5710324.SQ.FTS.B, Zero Cpn, 1/19/24 ... 577 469
5714621.SQ.FTS.B, Zero Cpn, 1/19/24 ... 25,006 5,363
5715524.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,945 772
5716127.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,092 767
Description
Principal
Amount Value
Block, Inc. (continued)
5719100.SQ.FTS.B, Zero Cpn, 1/20/24 ... $ 605 $ 486
5719339.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,667 411
5720196.SQ.FTS.B, Zero Cpn, 1/20/24 ... 869 251
5720995.SQ.FTS.B, Zero Cpn, 1/20/24 ... 383 90
5721008.SQ.FTS.B, Zero Cpn, 1/20/24 ... 4,207 567
5721222.SQ.FTS.B, Zero Cpn, 1/20/24 ... 63 48
5721363.SQ.FTS.B, Zero Cpn, 1/20/24 ... 47,507 14,597
5726619.SQ.FTS.B, Zero Cpn, 1/21/24 ... 11,825 4,115
5726983.SQ.FTS.B, Zero Cpn, 1/21/24 ... 396 295
5728678.SQ.FTS.B, Zero Cpn, 1/21/24 ... 3,576 1,696
5728974.SQ.FTS.B, Zero Cpn, 1/21/24 ... 17,850 5,414
5729353.SQ.FTS.B, Zero Cpn, 1/21/24 ... 6,674 1,706
5732481.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,023 153
5733912.SQ.FTS.B, Zero Cpn, 1/22/24 ... 14,207 3,785
5734069.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,631 1,146
5734224.SQ.FTS.B, Zero Cpn, 1/22/24 ... 470 326
5734330.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,023 260
5734473.SQ.FTS.B, Zero Cpn, 1/22/24 ... 4,239 1,404
5739318.SQ.FTS.B, Zero Cpn, 1/25/24 ... 9,310 3,776
5741480.SQ.FTS.B, Zero Cpn, 1/26/24 ... 259 103
5741860.SQ.FTS.B, Zero Cpn, 1/26/24 ... 373 58
5741942.SQ.FTS.B, Zero Cpn, 1/26/24 ... 5,833 2,645
5743692.SQ.FTS.B, Zero Cpn, 1/27/24 ... 2,566 1,142
5743913.SQ.FTS.B, Zero Cpn, 1/27/24 ... 14,974 4,309
5744738.SQ.FTS.B, Zero Cpn, 1/27/24 ... 449 156
5744940.SQ.FTS.B, Zero Cpn, 1/27/24 ... 983 806
5745047.SQ.FTS.B, Zero Cpn, 1/27/24 ... 330 213
5745337.SQ.FTS.B, Zero Cpn, 1/27/24 ... 384 184
5745525.SQ.FTS.B, Zero Cpn, 1/27/24 ... 3,350 2,165
5754429.SQ.FTS.B, Zero Cpn, 1/29/24 ... 2,426 651
5754535.SQ.FTS.B, Zero Cpn, 1/29/24 ... 862 564
5755105.SQ.FTS.B, Zero Cpn, 1/29/24 ... 1,546 802
5756156.SQ.FTS.B, Zero Cpn, 1/29/24 ... 1,726 1,188
5756490.SQ.FTS.B, Zero Cpn, 1/29/24 ... 28,616 2,922
5756660.SQ.FTS.B, Zero Cpn, 1/30/24 ... 17,332 1,913
5757260.SQ.FTS.B, Zero Cpn, 1/30/24 ... 481 318
5757294.SQ.FTS.B, Zero Cpn, 1/30/24 ... 5,660 2,039
5760462.SQ.FTS.B, Zero Cpn, 2/01/24 ... 234 105
5763612.SQ.FTS.B, Zero Cpn, 2/02/24 ... 50 41
5764142.SQ.FTS.B, Zero Cpn, 2/02/24 ... 400 86
5765767.SQ.FTS.B, Zero Cpn, 2/02/24 ... 1,161 673
5767523.SQ.FTS.B, Zero Cpn, 2/03/24 ... 17,755 6,696
5767917.SQ.FTS.B, Zero Cpn, 2/03/24 ... 433 363
5767979.SQ.FTS.B, Zero Cpn, 2/03/24 ... 2,624 256
5769375.SQ.FTS.B, Zero Cpn, 2/03/24 ... 2,824 635
5769480.SQ.FTS.B, Zero Cpn, 2/03/24 ... 8,075 2,860
5769756.SQ.FTS.B, Zero Cpn, 2/03/24 ... 349 180
5772525.SQ.FTS.B, Zero Cpn, 2/04/24 ... 655 527
5772616.SQ.FTS.B, Zero Cpn, 2/04/24 ... 10,404 2,382
5774638.SQ.FTS.B, Zero Cpn, 2/04/24 ... 424 284
5775630.SQ.FTS.B, Zero Cpn, 2/05/24 ... 3,081 671
5776421.SQ.FTS.B, Zero Cpn, 2/05/24 ... 1,147 686
5777849.SQ.FTS.B, Zero Cpn, 2/05/24 ... 3,303 965
5778637.SQ.FTS.B, Zero Cpn, 2/05/24 ... 745 125
5778756.SQ.FTS.B, Zero Cpn, 2/05/24 ... 2,847 476
5778865.SQ.FTS.B, Zero Cpn, 2/05/24 ... 3,633 1,280
5779535.SQ.FTS.B, Zero Cpn, 2/06/24 ... 410 282
5779967.SQ.FTS.B, Zero Cpn, 2/06/24 ... 2,379 482

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5780239.SQ.FTS.B, Zero Cpn, 2/07/24 ... $ 7,900 $ 2,152
5780627.SQ.FTS.B, Zero Cpn, 2/07/24 ... 2,838 1,774
5782195.SQ.FTS.B, Zero Cpn, 2/08/24 ... 1,128 432
5782354.SQ.FTS.B, Zero Cpn, 2/08/24 ... 624 528
5784888.SQ.FTS.B, Zero Cpn, 2/09/24 ... 1,602 708
5788233.SQ.FTS.B, Zero Cpn, 2/09/24 ... 881 341
5788805.SQ.FTS.B, Zero Cpn, 2/09/24 ... 20,630 9,830
5789379.SQ.FTS.B, Zero Cpn, 2/09/24 ... 2,091 1,482
5793198.SQ.FTS.B, Zero Cpn, 2/10/24 ... 14,656 5,533
5795334.SQ.FTS.B, Zero Cpn, 2/10/24 ... 2,288 959
5796633.SQ.FTS.B, Zero Cpn, 2/10/24 ... 2,959 479
5796654.SQ.FTS.B, Zero Cpn, 2/10/24 ... 23,973 4,384
5801833.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,116 371
5802042.SQ.FTS.B, Zero Cpn, 2/11/24 ... 49,428 10,117
5803379.SQ.FTS.B, Zero Cpn, 2/11/24 ... 2,228 1,506
5804230.SQ.FTS.B, Zero Cpn, 2/11/24 ... 855 328
5804251.SQ.FTS.B, Zero Cpn, 2/11/24 ... 5,715 2,939
5805328.SQ.FTS.B, Zero Cpn, 2/11/24 ... 342 132
5805369.SQ.FTS.B, Zero Cpn, 2/11/24 ... 2,188 352
5805398.SQ.FTS.B, Zero Cpn, 2/11/24 ... 2,828 1,417
5805490.SQ.FTS.B, Zero Cpn, 2/11/24 ... 629 209
5808150.SQ.FTS.B, Zero Cpn, 2/12/24 ... 1,386 594
5809849.SQ.FTS.B, Zero Cpn, 2/12/24 ... 2,837 1,267
5811504.SQ.FTS.B, Zero Cpn, 2/12/24 ... 15,665 9,672
5813311.SQ.FTS.B, Zero Cpn, 2/13/24 ... 582 514
5816654.SQ.FTS.B, Zero Cpn, 2/15/24 ... 13,550 4,951
5818363.SQ.FTS.B, Zero Cpn, 2/15/24 ... 944 438
5818437.SQ.FTS.B, Zero Cpn, 2/15/24 ... 2,521 715
5818633.SQ.FTS.B, Zero Cpn, 2/15/24 ... 1,242 360
5821663.SQ.FTS.B, Zero Cpn, 2/16/24 ... 2,685 1,143
5821739.SQ.FTS.B, Zero Cpn, 2/16/24 ... 35,719 14,796
5822507.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,130 400
5823402.SQ.FTS.B, Zero Cpn, 2/17/24 ... 17,103 6,440
5823637.SQ.FTS.B, Zero Cpn, 2/17/24 ... 9,274 6,460
5824064.SQ.FTS.B, Zero Cpn, 2/17/24 ... 16,502 8,216
5824290.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,207 210
5827612.SQ.FTS.B, Zero Cpn, 2/18/24 ... 4,584 1,628
5827715.SQ.FTS.B, Zero Cpn, 2/18/24 ... 3,528 712
5829308.SQ.FTS.B, Zero Cpn, 2/18/24 ... 7,850 4,697
5831642.SQ.FTS.B, Zero Cpn, 2/19/24 ... 3,872 1,384
5832876.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,096 125
5832933.SQ.FTS.B, Zero Cpn, 2/19/24 ... 871 216
5832996.SQ.FTS.B, Zero Cpn, 2/19/24 ... 638 457
5833448.SQ.FTS.B, Zero Cpn, 2/19/24 ... 5,281 1,755
5833744.SQ.FTS.B, Zero Cpn, 2/19/24 ... 4,166 372
5833976.SQ.FTS.B, Zero Cpn, 2/19/24 ... 4,252 3,756
5834836.SQ.FTS.B, Zero Cpn, 2/20/24 ... 38 32
5835427.SQ.FTS.B, Zero Cpn, 2/21/24 ... 162 71
5836892.SQ.FTS.B, Zero Cpn, 2/22/24 ... 14,160 9,275
5840032.SQ.FTS.B, Zero Cpn, 2/23/24 ... 18,649 3,529
5840997.SQ.FTS.B, Zero Cpn, 2/23/24 ... 641 360
5842081.SQ.FTS.B, Zero Cpn, 2/23/24 ... 2,426 1,423
5843566.SQ.FTS.B, Zero Cpn, 2/24/24 ... 5,389 1,786
5843736.SQ.FTS.B, Zero Cpn, 2/24/24 ... 1,277 276
5844723.SQ.FTS.B, Zero Cpn, 2/24/24 ... 373 163
5844917.SQ.FTS.B, Zero Cpn, 2/24/24 ... 2,860 899
5845524.SQ.FTS.B, Zero Cpn, 2/24/24 ... 286 29
5845663.SQ.FTS.B, Zero Cpn, 2/24/24 ... 138 126
Description
Principal
Amount Value
Block, Inc. (continued)
5848650.SQ.FTS.B, Zero Cpn, 2/25/24 ... $ 2,710 $ 793
5851014.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,364 1,279
5851134.SQ.FTS.B, Zero Cpn, 2/25/24 ... 7,948 2,771
5852555.SQ.FTS.B, Zero Cpn, 2/26/24 ... 748 488
5853107.SQ.FTS.B, Zero Cpn, 2/26/24 ... 1,186 425
5853687.SQ.FTS.B, Zero Cpn, 2/26/24 ... 1,153 709
5855247.SQ.FTS.B, Zero Cpn, 2/27/24 ... 2,503 1,770
5855330.SQ.FTS.B, Zero Cpn, 2/27/24 ... 2,390 1,523
5855815.SQ.FTS.B, Zero Cpn, 2/28/24 ... 2,097 491
5855822.SQ.FTS.B, Zero Cpn, 2/28/24 ... 2,072 429
5855969.SQ.FTS.B, Zero Cpn, 2/28/24 ... 441 384
5856506.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,847 972
5856524.SQ.FTS.B, Zero Cpn, 2/28/24 ... 757 137
5857271.SQ.FTS.B, Zero Cpn, 2/29/24 ... 5,828 1,609
5860934.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,868 1,458
5862832.SQ.FTS.B, Zero Cpn, 2/29/24 ... 46,213 25,399
5864281.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,794 1,726
5864883.SQ.FTS.B, Zero Cpn, 2/29/24 ... 190 163
5865016.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,206 695
5866953.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,860 3,325
5870230.SQ.FTS.B, Zero Cpn, 3/01/24 ... 1,544 594
5871100.SQ.FTS.B, Zero Cpn, 3/01/24 ... 19,844 7,228
5872195.SQ.FTS.B, Zero Cpn, 3/01/24 ... 11,306 4,493
5873503.SQ.FTS.B, Zero Cpn, 3/01/24 ... 1,500 1,084
5874194.SQ.FTS.B, Zero Cpn, 3/02/24 ... 146 39
5875346.SQ.FTS.B, Zero Cpn, 3/02/24 ... 13,939 7,105
5876448.SQ.FTS.B, Zero Cpn, 3/02/24 ... 1,008 216
5876942.SQ.FTS.B, Zero Cpn, 3/02/24 ... 11,879 3,350
5877753.SQ.FTS.B, Zero Cpn, 3/03/24 ... 462 364
5877777.SQ.FTS.B, Zero Cpn, 3/03/24 ... 339 279
5878083.SQ.FTS.B, Zero Cpn, 3/04/24 ... 2,558 1,831
5878670.SQ.FTS.B, Zero Cpn, 3/05/24 ... 1,105 726
5878736.SQ.FTS.B, Zero Cpn, 3/05/24 ... 1,966 1,249
5878878.SQ.FTS.B, Zero Cpn, 3/05/24 ... 429 67
5884476.SQ.FTS.B, Zero Cpn, 3/07/24 ... 2,676 1,784
5884556.SQ.FTS.B, Zero Cpn, 3/07/24 ... 998 721
5884756.SQ.FTS.B, Zero Cpn, 3/07/24 ... 787 194
5885927.SQ.FTS.B, Zero Cpn, 3/07/24 ... 790 486
5888038.SQ.FTS.B, Zero Cpn, 3/08/24 ... 112 101
5889537.SQ.FTS.B, Zero Cpn, 3/08/24 ... 443 330
5890379.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,326 739
5890737.SQ.FTS.B, Zero Cpn, 3/08/24 ... 31,239 11,188
5891388.SQ.FTS.B, Zero Cpn, 3/09/24 ... 3,614 1,354
5891940.SQ.FTS.B, Zero Cpn, 3/09/24 ... 740 266
5892236.SQ.FTS.B, Zero Cpn, 3/09/24 ... 3,024 560
5892257.SQ.FTS.B, Zero Cpn, 3/09/24 ... 2,841 1,072
5892501.SQ.FTS.B, Zero Cpn, 3/09/24 ... 760 234
5892907.SQ.FTS.B, Zero Cpn, 3/09/24 ... 2,548 431
5893120.SQ.FTS.B, Zero Cpn, 3/09/24 ... 3,245 1,266
5893532.SQ.FTS.B, Zero Cpn, 3/09/24 ... 9,029 3,349
5894049.SQ.FTS.B, Zero Cpn, 3/09/24 ... 5,935 1,309
5894227.SQ.FTS.B, Zero Cpn, 3/09/24 ... 6,594 1,653
5894272.SQ.FTS.B, Zero Cpn, 3/09/24 ... 598 518
5894383.SQ.FTS.B, Zero Cpn, 3/10/24 ... 5,227 2,467
5894587.SQ.FTS.B, Zero Cpn, 3/10/24 ... 438 381
5894856.SQ.FTS.B, Zero Cpn, 3/10/24 ... 720 555
5899146.SQ.FTS.B, Zero Cpn, 3/12/24 ... 1,011 578
5899767.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,302 476

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5900522.SQ.FTS.B, Zero Cpn, 3/13/24 ... $ 813 $ 128
5900917.SQ.FTS.B, Zero Cpn, 3/13/24 ... 902 401
5900919.SQ.FTS.B, Zero Cpn, 3/13/24 ... 5,426 2,289
5900966.SQ.FTS.B, Zero Cpn, 3/13/24 ... 2,389 549
5900991.SQ.FTS.B, Zero Cpn, 3/13/24 ... 747 507
5901016.SQ.FTS.B, Zero Cpn, 3/13/24 ... 899 781
5901819.SQ.FTS.B, Zero Cpn, 3/13/24 ... 545 265
5901924.SQ.FTS.B, Zero Cpn, 3/13/24 ... 533 298
5902007.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,148 238
5902039.SQ.FTS.B, Zero Cpn, 3/13/24 ... 4,574 1,344
5902049.SQ.FTS.B, Zero Cpn, 3/13/24 ... 2,753 2,012
5902066.SQ.FTS.B, Zero Cpn, 3/13/24 ... 5,034 4,168
5902335.SQ.FTS.B, Zero Cpn, 3/14/24 ... 5,638 2,821
5902878.SQ.FTS.B, Zero Cpn, 3/14/24 ... 300 262
5903502.SQ.FTS.B, Zero Cpn, 3/14/24 ... 3,581 1,756
5904049.SQ.FTS.B, Zero Cpn, 3/14/24 ... 724 310
5905115.SQ.FTS.B, Zero Cpn, 3/14/24 ... 1,971 1,317
5907307.SQ.FTS.B, Zero Cpn, 3/15/24 ... 4,223 1,191
5907771.SQ.FTS.B, Zero Cpn, 3/15/24 ... 6,930 5,832
5908497.SQ.FTS.B, Zero Cpn, 3/15/24 ... 5,062 1,876
5908792.SQ.FTS.B, Zero Cpn, 3/15/24 ... 3,955 1,753
5908855.SQ.FTS.B, Zero Cpn, 3/15/24 ... 341 268
5908891.SQ.FTS.B, Zero Cpn, 3/15/24 ... 3,693 2,269
5909844.SQ.FTS.B, Zero Cpn, 3/15/24 ... 15,455 3,295
5910120.SQ.FTS.B, Zero Cpn, 3/16/24 ... 367 239
5911132.SQ.FTS.B, Zero Cpn, 3/16/24 ... 31,967 9,484
5911509.SQ.FTS.B, Zero Cpn, 3/16/24 ... 836 333
5912428.SQ.FTS.B, Zero Cpn, 3/16/24 ... 2,401 1,027
5912454.SQ.FTS.B, Zero Cpn, 3/16/24 ... 2,264 567
5912708.SQ.FTS.B, Zero Cpn, 3/16/24 ... 1,135 886
5912751.SQ.FTS.B, Zero Cpn, 3/16/24 ... 28,040 20,183
5913409.SQ.FTS.B, Zero Cpn, 3/17/24 ... 3,111 2,663
5913591.SQ.FTS.B, Zero Cpn, 3/17/24 ... 447 407
5914148.SQ.FTS.B, Zero Cpn, 3/18/24 ... 292 272
5914291.SQ.FTS.B, Zero Cpn, 3/18/24 ... 542 435
5914346.SQ.FTS.B, Zero Cpn, 3/18/24 ... 211 159
5914747.SQ.FTS.B, Zero Cpn, 3/18/24 ... 354 153
5915002.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,902 553
5916186.SQ.FTS.B, Zero Cpn, 3/19/24 ... 3,521 1,367
5917212.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,588 441
5917300.SQ.FTS.B, Zero Cpn, 3/19/24 ... 12,481 2,177
5917893.SQ.FTS.B, Zero Cpn, 3/19/24 ... 14,233 6,797
5918205.SQ.FTS.B, Zero Cpn, 3/19/24 ... 693 187
5918675.SQ.FTS.B, Zero Cpn, 3/20/24 ... 305 157
5918972.SQ.FTS.B, Zero Cpn, 3/20/24 ... 8,974 1,794
5919520.SQ.FTS.B, Zero Cpn, 3/20/24 ... 886 479
5919756.SQ.FTS.B, Zero Cpn, 3/20/24 ... 9,188 3,375
5919870.SQ.FTS.B, Zero Cpn, 3/20/24 ... 15,487 11,064
5921812.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,536 260
5921964.SQ.FTS.B, Zero Cpn, 3/20/24 ... 623 70
5922077.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,538 218
5923212.SQ.FTS.B, Zero Cpn, 3/21/24 ... 7,130 5,576
5923853.SQ.FTS.B, Zero Cpn, 3/21/24 ... 34,589 10,441
5927086.SQ.FTS.B, Zero Cpn, 3/22/24 ... 82 80
5927683.SQ.FTS.B, Zero Cpn, 3/22/24 ... 4,609 754
5928998.SQ.FTS.B, Zero Cpn, 3/22/24 ... 4,209 1,935
5929652.SQ.FTS.B, Zero Cpn, 3/22/24 ... 3,275 2,564
5929950.SQ.FTS.B, Zero Cpn, 3/22/24 ... 1,234 459
Description
Principal
Amount Value
Block, Inc. (continued)
5930784.SQ.FTS.B, Zero Cpn, 3/22/24 ... $ 690 $ 417
5932127.SQ.FTS.B, Zero Cpn, 3/23/24 ... 1,310 494
5933940.SQ.FTS.B, Zero Cpn, 3/24/24 ... 146 145
5934829.SQ.FTS.B, Zero Cpn, 3/25/24 ... 843 249
5935017.SQ.FTS.B, Zero Cpn, 3/25/24 ... 50 48
5935665.SQ.FTS.B, Zero Cpn, 3/26/24 ... 36 33
5935705.SQ.FTS.B, Zero Cpn, 3/26/24 ... 80 79
5936987.SQ.FTS.B, Zero Cpn, 3/26/24 ... 631 155
5936991.SQ.FTS.B, Zero Cpn, 3/26/24 ... 511 496
5938180.SQ.FTS.B, Zero Cpn, 3/26/24 ... 416 264
5939191.SQ.FTS.B, Zero Cpn, 3/27/24 ... 311 233
5940897.SQ.FTS.B, Zero Cpn, 3/27/24 ... 11,467 4,009
5940934.SQ.FTS.B, Zero Cpn, 3/27/24 ... 130 122
5942921.SQ.FTS.B, Zero Cpn, 3/28/24 ... 3,849 3,614
5943394.SQ.FTS.B, Zero Cpn, 3/28/24 ... 615 488
5945156.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,714 952
5945212.SQ.FTS.B, Zero Cpn, 3/28/24 ... 836 455
5945223.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,582 1,358
5950020.SQ.FTS.B, Zero Cpn, 3/29/24 ... 2,365 722
5953400.SQ.FTS.B, Zero Cpn, 3/30/24 ... 882 512
5953421.SQ.FTS.B, Zero Cpn, 3/30/24 ... 3,220 2,439
5953778.SQ.FTS.B, Zero Cpn, 3/30/24 ... 470 255
5954220.SQ.FTS.B, Zero Cpn, 3/30/24 ... 3,411 2,818
5955157.SQ.FTS.B, Zero Cpn, 3/30/24 ... 946 95
5955340.SQ.FTS.B, Zero Cpn, 3/30/24 ... 1,819 854
5956046.SQ.FTS.B, Zero Cpn, 4/01/24 ... 780 448
5958081.SQ.FTS.B, Zero Cpn, 4/03/24 ... 1,465 533
5960150.SQ.FTS.B, Zero Cpn, 4/03/24 ... 2,473 523
5960313.SQ.FTS.B, Zero Cpn, 4/03/24 ... 1,351 797
5960372.SQ.FTS.B, Zero Cpn, 4/03/24 ... 353 203
5960485.SQ.FTS.B, Zero Cpn, 4/04/24 ... 1,826 710
5960736.SQ.FTS.B, Zero Cpn, 4/04/24 ... 9,716 3,162
5961632.SQ.FTS.B, Zero Cpn, 4/04/24 ... 10,451 1,404
5963053.SQ.FTS.B, Zero Cpn, 4/04/24 ... 1,139 900
5963161.SQ.FTS.B, Zero Cpn, 4/04/24 ... 19,973 7,515
5965520.SQ.FTS.B, Zero Cpn, 4/05/24 ... 292 267
5966390.SQ.FTS.B, Zero Cpn, 4/05/24 ... 3,201 1,178
5973170.SQ.FTS.B, Zero Cpn, 4/06/24 ... 733 305
5974509.SQ.FTS.B, Zero Cpn, 4/06/24 ... 410 154
5975879.SQ.FTS.B, Zero Cpn, 4/07/24 ... 4,238 3,881
5976564.SQ.FTS.B, Zero Cpn, 4/07/24 ... 817 795
5976781.SQ.FTS.B, Zero Cpn, 4/07/24 ... 3,275 1,354
5976823.SQ.FTS.B, Zero Cpn, 4/07/24 ... 1,378 1,286
5977275.SQ.FTS.B, Zero Cpn, 4/07/24 ... 12,616 5,159
5977823.SQ.FTS.B, Zero Cpn, 4/07/24 ... 855 218
5979050.SQ.FTS.B, Zero Cpn, 4/09/24 ... 436 175
5981357.SQ.FTS.B, Zero Cpn, 4/11/24 ... 1,436 1,161
5981753.SQ.FTS.B, Zero Cpn, 4/11/24 ... 1,059 595
5984496.SQ.FTS.B, Zero Cpn, 4/11/24 ... 1,089 351
5985197.SQ.FTS.B, Zero Cpn, 4/12/24 ... 2,689 1,540
5985802.SQ.FTS.B, Zero Cpn, 4/12/24 ... 3,306 1,071
5986301.SQ.FTS.B, Zero Cpn, 4/12/24 ... 5,011 3,749
5989464.SQ.FTS.B, Zero Cpn, 4/13/24 ... 530 530
5991208.SQ.FTS.B, Zero Cpn, 4/13/24 ... 665 169
5991306.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,478 529
5992494.SQ.FTS.B, Zero Cpn, 4/13/24 ... 438 204
5993137.SQ.FTS.B, Zero Cpn, 4/14/24 ... 2,582 2,175
5993993.SQ.FTS.B, Zero Cpn, 4/14/24 ... 738 150

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5996333.SQ.FTS.B, Zero Cpn, 4/15/24 ... $ 86 $ 77
5996742.SQ.FTS.B, Zero Cpn, 4/15/24 ... 4,744 3,648
5997558.SQ.FTS.B, Zero Cpn, 4/16/24 ... 2,101 669
5998109.SQ.FTS.B, Zero Cpn, 4/17/24 ... 314 114
5998129.SQ.FTS.B, Zero Cpn, 4/17/24 ... 2,063 892
6000187.SQ.FTS.B, Zero Cpn, 4/17/24 ... 1,802 1,462
6000281.SQ.FTS.B, Zero Cpn, 4/17/24 ... 394 352
6000300.SQ.FTS.B, Zero Cpn, 4/17/24 ... 2,647 1,130
6001870.SQ.FTS.B, Zero Cpn, 4/18/24 ... 674 519
6001900.SQ.FTS.B, Zero Cpn, 4/18/24 ... 5,278 4,556
6002949.SQ.FTS.B, Zero Cpn, 4/18/24 ... 943 157
6003476.SQ.FTS.B, Zero Cpn, 4/18/24 ... 1,191 534
6004946.SQ.FTS.B, Zero Cpn, 4/19/24 ... 467 416
6006563.SQ.FTS.B, Zero Cpn, 4/19/24 ... 5,625 4,096
6009677.SQ.FTS.B, Zero Cpn, 4/20/24 ... 1,897 1,848
6010749.SQ.FTS.B, Zero Cpn, 4/20/24 ... 2,815 1,421
6011014.SQ.FTS.B, Zero Cpn, 4/20/24 ... 1,683 911
6012358.SQ.FTS.B, Zero Cpn, 4/20/24 ... 2,558 1,408
6012743.SQ.FTS.B, Zero Cpn, 4/21/24 ... 8,938 3,832
6013463.SQ.FTS.B, Zero Cpn, 4/21/24 ... 5,991 2,241
6014061.SQ.FTS.B, Zero Cpn, 4/21/24 ... 558 281
6015178.SQ.FTS.B, Zero Cpn, 4/21/24 ... 2,931 1,992
6015900.SQ.FTS.B, Zero Cpn, 4/22/24 ... 382 347
6016359.SQ.FTS.B, Zero Cpn, 4/22/24 ... 49 47
6016419.SQ.FTS.B, Zero Cpn, 4/22/24 ... 2,099 1,054
6016649.SQ.FTS.B, Zero Cpn, 4/23/24 ... 380 93
6016723.SQ.FTS.B, Zero Cpn, 4/23/24 ... 2,068 684
6024496.SQ.FTS.B, Zero Cpn, 4/26/24 ... 5,106 510
6024650.SQ.FTS.B, Zero Cpn, 4/26/24 ... 1,830 368
6025468.SQ.FTS.B, Zero Cpn, 4/26/24 ... 24,070 12,240
6026682.SQ.FTS.B, Zero Cpn, 4/26/24 ... 4,689 4,102
6026926.SQ.FTS.B, Zero Cpn, 4/26/24 ... 3,454 2,985
6027166.SQ.FTS.B, Zero Cpn, 4/26/24 ... 2,396 1,002
6027376.SQ.FTS.B, Zero Cpn, 4/26/24 ... 215 191
6027397.SQ.FTS.B, Zero Cpn, 4/26/24 ... 1,633 506
6032439.SQ.FTS.B, Zero Cpn, 4/27/24 ... 1,084 660
6032908.SQ.FTS.B, Zero Cpn, 4/27/24 ... 1,108 1,021
6033057.SQ.FTS.B, Zero Cpn, 4/27/24 ... 2,031 1,353
6033105.SQ.FTS.B, Zero Cpn, 4/27/24 ... 1,616 1,007
6035360.SQ.FTS.B, Zero Cpn, 4/28/24 ... 1,397 662
6036390.SQ.FTS.B, Zero Cpn, 4/28/24 ... 356 259
6036878.SQ.FTS.B, Zero Cpn, 4/28/24 ... 1,279 1,235
6037075.SQ.FTS.B, Zero Cpn, 4/29/24 ... 2,702 784
6037190.SQ.FTS.B, Zero Cpn, 4/29/24 ... 5 3
6037289.SQ.FTS.B, Zero Cpn, 4/29/24 ... 2,964 2,695
6041731.SQ.FTS.B, Zero Cpn, 4/30/24 ... 400 134
6042134.SQ.FTS.B, Zero Cpn, 5/01/24 ... 5,000 1,904
6042763.SQ.FTS.B, Zero Cpn, 5/01/24 ... 2,647 1,079
6043509.SQ.FTS.B, Zero Cpn, 5/01/24 ... 7,963 3,498
6044830.SQ.FTS.B, Zero Cpn, 5/01/24 ... 1,618 1,581
6045560.SQ.FTS.B, Zero Cpn, 5/01/24 ... 1,003 707
6046857.SQ.FTS.B, Zero Cpn, 5/02/24 ... 1,131 1,040
6046999.SQ.FTS.B, Zero Cpn, 5/02/24 ... 6,821 5,461
6047302.SQ.FTS.B, Zero Cpn, 5/02/24 ... 21,952 9,327
6047637.SQ.FTS.B, Zero Cpn, 5/02/24 ... 629 335
6047712.SQ.FTS.B, Zero Cpn, 5/02/24 ... 17,217 6,467
6048232.SQ.FTS.B, Zero Cpn, 5/02/24 ... 1,264 1,194
6048521.SQ.FTS.B, Zero Cpn, 5/02/24 ... 585 340
Description
Principal
Amount Value
Block, Inc. (continued)
6050967.SQ.FTS.B, Zero Cpn, 5/03/24 ... $ 482 $ 218
6050979.SQ.FTS.B, Zero Cpn, 5/03/24 ... 2,052 817
6051734.SQ.FTS.B, Zero Cpn, 5/03/24 ... 7,797 2,950
6051960.SQ.FTS.B, Zero Cpn, 5/03/24 ... 728 724
6053401.SQ.FTS.B, Zero Cpn, 5/03/24 ... 239 215
6054000.SQ.FTS.B, Zero Cpn, 5/03/24 ... 3,298 1,537
6057474.SQ.FTS.B, Zero Cpn, 5/04/24 ... 9,840 8,391
6058991.SQ.FTS.B, Zero Cpn, 5/05/24 ... 1,404 475
6059217.SQ.FTS.B, Zero Cpn, 5/06/24 ... 674 629
6062202.SQ.FTS.B, Zero Cpn, 5/07/24 ... 4,483 3,297
6064347.SQ.FTS.B, Zero Cpn, 5/08/24 ... 8,019 1,905
6064664.SQ.FTS.B, Zero Cpn, 5/08/24 ... 2,948 2,439
6066747.SQ.FTS.B, Zero Cpn, 5/08/24 ... 4,039 2,571
6066853.SQ.FTS.B, Zero Cpn, 5/08/24 ... 2,077 1,767
6106744.SQ.FTS.B, Zero Cpn, 5/09/24 ... 3,575 3,327
6107095.SQ.FTS.B, Zero Cpn, 5/09/24 ... 2,345 2,166
6108715.SQ.FTS.B, Zero Cpn, 5/09/24 ... 610 193
6121234.SQ.FTS.B, Zero Cpn, 5/10/24 ... 1,021 776
6122783.SQ.FTS.B, Zero Cpn, 5/10/24 ... 1,905 1,848
6123389.SQ.FTS.B, Zero Cpn, 5/10/24 ... 1,156 1,075
6123772.SQ.FTS.B, Zero Cpn, 5/10/24 ... 4,168 1,690
6125059.SQ.FTS.B, Zero Cpn, 5/11/24 ... 1,327 1,247
6125355.SQ.FTS.B, Zero Cpn, 5/11/24 ... 3,473 3,390
6125833.SQ.FTS.B, Zero Cpn, 5/11/24 ... 2,525 1,369
6125912.SQ.FTS.B, Zero Cpn, 5/11/24 ... 4,119 3,972
6126214.SQ.FTS.B, Zero Cpn, 5/12/24 ... 2,804 2,765
6126498.SQ.FTS.B, Zero Cpn, 5/12/24 ... 1,036 150
6126544.SQ.FTS.B, Zero Cpn, 5/12/24 ... 607 91
6127346.SQ.FTS.B, Zero Cpn, 5/13/24 ... 2,586 1,829
6127399.SQ.FTS.B, Zero Cpn, 5/13/24 ... 1,350 1,154
6131404.SQ.FTS.B, Zero Cpn, 5/15/24 ... 1,974 1,378
6132148.SQ.FTS.B, Zero Cpn, 5/15/24 ... 854 769
6133695.SQ.FTS.B, Zero Cpn, 5/15/24 ... 18,797 11,162
6135095.SQ.FTS.B, Zero Cpn, 5/16/24 ... 749 465
6135242.SQ.FTS.B, Zero Cpn, 5/16/24 ... 165 148
6135342.SQ.FTS.B, Zero Cpn, 5/16/24 ... 1,618 822
6135498.SQ.FTS.B, Zero Cpn, 5/16/24 ... 128 128
6136354.SQ.FTS.B, Zero Cpn, 5/16/24 ... 6,097 3,563
6136825.SQ.FTS.B, Zero Cpn, 5/16/24 ... 2,392 1,599
6137060.SQ.FTS.B, Zero Cpn, 5/16/24 ... 597 536
6137449.SQ.FTS.B, Zero Cpn, 5/16/24 ... 737 573
6137514.SQ.FTS.B, Zero Cpn, 5/16/24 ... 1,863 1,752
6137596.SQ.FTS.B, Zero Cpn, 5/16/24 ... 4,627 2,305
6137646.SQ.FTS.B, Zero Cpn, 5/16/24 ... 706 625
6139569.SQ.FTS.B, Zero Cpn, 5/17/24 ... 567 560
6139658.SQ.FTS.B, Zero Cpn, 5/17/24 ... 5,014 4,797
6140292.SQ.FTS.B, Zero Cpn, 5/17/24 ... 4,346 2,953
6140493.SQ.FTS.B, Zero Cpn, 5/17/24 ... 567 163
6140505.SQ.FTS.B, Zero Cpn, 5/17/24 ... 3,963 1,343
6140691.SQ.FTS.B, Zero Cpn, 5/17/24 ... 7,525 3,405
6141081.SQ.FTS.B, Zero Cpn, 5/17/24 ... 1,605 380
6142613.SQ.FTS.B, Zero Cpn, 5/17/24 ... 2,656 2,463
6142889.SQ.FTS.B, Zero Cpn, 5/17/24 ... 2,332 1,310
6142953.SQ.FTS.B, Zero Cpn, 5/17/24 ... 1,427 959
6143114.SQ.FTS.B, Zero Cpn, 5/17/24 ... 1,961 708
6143863.SQ.FTS.B, Zero Cpn, 5/18/24 ... 557 425
6144950.SQ.FTS.B, Zero Cpn, 5/18/24 ... 236 233
6145417.SQ.FTS.B, Zero Cpn, 5/18/24 ... 12 11

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6145923.SQ.FTS.B, Zero Cpn, 5/18/24 ... $ 967 $ 96
6146705.SQ.FTS.B, Zero Cpn, 5/19/24 ... 348 345
6147769.SQ.FTS.B, Zero Cpn, 5/20/24 ... 468 399
6149340.SQ.FTS.B, Zero Cpn, 5/21/24 ... 1,199 1,164
6149522.SQ.FTS.B, Zero Cpn, 5/21/24 ... 226 207
6149563.SQ.FTS.B, Zero Cpn, 5/21/24 ... 2,619 1,875
6149864.SQ.FTS.B, Zero Cpn, 5/21/24 ... 360 358
6149973.SQ.FTS.B, Zero Cpn, 5/21/24 ... 514 407
6149996.SQ.FTS.B, Zero Cpn, 5/21/24 ... 10,631 9,617
6152853.SQ.FTS.B, Zero Cpn, 5/22/24 ... 56,251 18,967
6155640.SQ.FTS.B, Zero Cpn, 5/22/24 ... 281 270
6155775.SQ.FTS.B, Zero Cpn, 5/22/24 ... 571 494
6155934.SQ.FTS.B, Zero Cpn, 5/22/24 ... 1,133 1,106
6157524.SQ.FTS.B, Zero Cpn, 5/23/24 ... 2,319 1,554
6158396.SQ.FTS.B, Zero Cpn, 5/23/24 ... 279 273
6158519.SQ.FTS.B, Zero Cpn, 5/23/24 ... 274 262
6159043.SQ.FTS.B, Zero Cpn, 5/23/24 ... 3,736 2,243
6159575.SQ.FTS.B, Zero Cpn, 5/23/24 ... 65 56
6159588.SQ.FTS.B, Zero Cpn, 5/23/24 ... 984 960
6160613.SQ.FTS.B, Zero Cpn, 5/23/24 ... 16,148 10,366
6160881.SQ.FTS.B, Zero Cpn, 5/24/24 ... 4,729 4,067
6161027.SQ.FTS.B, Zero Cpn, 5/24/24 ... 1,115 353
6161342.SQ.FTS.B, Zero Cpn, 5/24/24 ... 1,937 1,602
6161356.SQ.FTS.B, Zero Cpn, 5/24/24 ... 8,037 7,665
6163054.SQ.FTS.B, Zero Cpn, 5/25/24 ... 7,614 3,716
6163213.SQ.FTS.B, Zero Cpn, 5/25/24 ... 5,720 2,867
6163350.SQ.FTS.B, Zero Cpn, 5/25/24 ... 1,485 1,462
6164447.SQ.FTS.B, Zero Cpn, 5/25/24 ... 720 717
6165071.SQ.FTS.B, Zero Cpn, 5/26/24 ... 1,164 964
6165147.SQ.FTS.B, Zero Cpn, 5/26/24 ... 2,159 1,992
6165215.SQ.FTS.B, Zero Cpn, 5/26/24 ... 197 180
6165228.SQ.FTS.B, Zero Cpn, 5/26/24 ... 4,603 4,419
6165447.SQ.FTS.B, Zero Cpn, 5/26/24 ... 244 190
6165760.SQ.FTS.B, Zero Cpn, 5/27/24 ... 2,769 1,254
6165900.SQ.FTS.B, Zero Cpn, 5/27/24 ... 3,932 3,646
6165990.SQ.FTS.B, Zero Cpn, 5/27/24 ... 3,224 3,162
6168543.SQ.FTS.B, Zero Cpn, 5/28/24 ... 1,631 1,222
6168884.SQ.FTS.B, Zero Cpn, 5/28/24 ... 4,378 4,009
6171468.SQ.FTS.B, Zero Cpn, 5/29/24 ... 981 902
6171537.SQ.FTS.B, Zero Cpn, 5/29/24 ... 338 337
6171800.SQ.FTS.B, Zero Cpn, 5/29/24 ... 30 22
6173402.SQ.FTS.B, Zero Cpn, 5/30/24 ... 17 16
6175658.SQ.FTS.B, Zero Cpn, 5/30/24 ... 12,350 3,898
6175863.SQ.FTS.B, Zero Cpn, 5/30/24 ... 1,352 1,166
6176107.SQ.FTS.B, Zero Cpn, 5/30/24 ... 1,532 1,251
6176274.SQ.FTS.B, Zero Cpn, 5/30/24 ... 1,351 1,299
6178379.SQ.FTS.B, Zero Cpn, 6/01/24 ... 1,073 1,022
6178528.SQ.FTS.B, Zero Cpn, 6/01/24 ... 2,090 1,793
6178624.SQ.FTS.B, Zero Cpn, 6/01/24 ... 280 221
6178835.SQ.FTS.B, Zero Cpn, 6/01/24 ... 1,048 358
6179563.SQ.FTS.B, Zero Cpn, 6/01/24 ... 645 615
6179637.SQ.FTS.B, Zero Cpn, 6/01/24 ... 1,781 1,028
6181983.SQ.FTS.B, Zero Cpn, 6/02/24 ... 2,454 2,180
6182754.SQ.FTS.B, Zero Cpn, 6/02/24 ... 872 852
6183008.SQ.FTS.B, Zero Cpn, 6/02/24 ... 1,304 900
6183074.SQ.FTS.B, Zero Cpn, 6/02/24 ... 1,350 882
6183434.SQ.FTS.B, Zero Cpn, 6/02/24 ... 2,220 1,073
6184136.SQ.FTS.B, Zero Cpn, 6/02/24 ... 602 385
Description
Principal
Amount Value
Block, Inc. (continued)
6184974.SQ.FTS.B, Zero Cpn, 6/02/24 ... $ 6,236 $ 6,198
6188963.SQ.FTS.B, Zero Cpn, 6/05/24 ... 1,574 1,550
6189975.SQ.FTS.B, Zero Cpn, 6/05/24 ... 9 9
6191068.SQ.FTS.B, Zero Cpn, 6/05/24 ... 949 878
6191955.SQ.FTS.B, Zero Cpn, 6/06/24 ... 2,019 1,782
6192461.SQ.FTS.B, Zero Cpn, 6/06/24 ... 1,353 514
6192486.SQ.FTS.B, Zero Cpn, 6/06/24 ... 3,185 900
6192662.SQ.FTS.B, Zero Cpn, 6/06/24 ... 7,217 6,032
6193258.SQ.FTS.B, Zero Cpn, 6/06/24 ... 15,524 13,620
6193931.SQ.FTS.B, Zero Cpn, 6/06/24 ... 717 488
6194591.SQ.FTS.B, Zero Cpn, 6/06/24 ... 1,841 1,797
6196338.SQ.FTS.B, Zero Cpn, 6/07/24 ... 226 180
6196843.SQ.FTS.B, Zero Cpn, 6/07/24 ... 2,892 2,185
6199992.SQ.FTS.B, Zero Cpn, 6/07/24 ... 500 497
6204285.SQ.FTS.B, Zero Cpn, 6/08/24 ... 623 566
6205648.SQ.FTS.B, Zero Cpn, 6/08/24 ... 1,955 1,638
6205930.SQ.FTS.B, Zero Cpn, 6/08/24 ... 239 228
6205978.SQ.FTS.B, Zero Cpn, 6/08/24 ... 1,009 857
6206222.SQ.FTS.B, Zero Cpn, 6/08/24 ... 3,549 3,344
6206440.SQ.FTS.B, Zero Cpn, 6/09/24 ... 1,770 1,720
6206594.SQ.FTS.B, Zero Cpn, 6/09/24 ... 1,277 1,154
6206656.SQ.FTS.B, Zero Cpn, 6/09/24 ... 2,092 1,352
6206801.SQ.FTS.B, Zero Cpn, 6/09/24 ... 48,939 34,273
6208776.SQ.FTS.B, Zero Cpn, 6/09/24 ... 2,892 2,499
6209707.SQ.FTS.B, Zero Cpn, 6/10/24 ... 874 622
6210528.SQ.FTS.B, Zero Cpn, 6/11/24 ... 10,451 2,225
6210857.SQ.FTS.B, Zero Cpn, 6/11/24 ... 2,653 2,426
6214190.SQ.FTS.B, Zero Cpn, 6/12/24 ... 752 203
6214666.SQ.FTS.B, Zero Cpn, 6/12/24 ... 4,908 3,740
6215094.SQ.FTS.B, Zero Cpn, 6/13/24 ... 558 548
6215189.SQ.FTS.B, Zero Cpn, 6/13/24 ... 466 411
6215457.SQ.FTS.B, Zero Cpn, 6/13/24 ... 446 363
6215547.SQ.FTS.B, Zero Cpn, 6/13/24 ... 720 706
6215661.SQ.FTS.B, Zero Cpn, 6/13/24 ... 3,985 2,665
6215908.SQ.FTS.B, Zero Cpn, 6/13/24 ... 565 298
6215985.SQ.FTS.B, Zero Cpn, 6/13/24 ... 1,307 731
6217087.SQ.FTS.B, Zero Cpn, 6/13/24 ... 107 102
6218913.SQ.FTS.B, Zero Cpn, 6/14/24 ... 3,467 3,321
6219740.SQ.FTS.B, Zero Cpn, 6/14/24 ... 1,129 1,117
6219955.SQ.FTS.B, Zero Cpn, 6/14/24 ... 711 612
6220236.SQ.FTS.B, Zero Cpn, 6/14/24 ... 669 175
6220519.SQ.FTS.B, Zero Cpn, 6/14/24 ... 51,769 30,425
6223659.SQ.FTS.B, Zero Cpn, 6/15/24 ... 5,655 4,717
6224796.SQ.FTS.B, Zero Cpn, 6/15/24 ... 504 494
6226015.SQ.FTS.B, Zero Cpn, 6/15/24 ... 3,446 2,543
6226143.SQ.FTS.B, Zero Cpn, 6/15/24 ... 7,765 7,647
6227140.SQ.FTS.B, Zero Cpn, 6/16/24 ... 5,383 4,714
6228013.SQ.FTS.B, Zero Cpn, 6/16/24 ... 672 147
6228393.SQ.FTS.B, Zero Cpn, 6/16/24 ... 5,592 5,431
6229112.SQ.FTS.B, Zero Cpn, 6/16/24 ... 28,272 24,277
6235450.SQ.FTS.B, Zero Cpn, 6/17/24 ... 550 244
6235468.SQ.FTS.B, Zero Cpn, 6/17/24 ... 2,236 730
6236092.SQ.FTS.B, Zero Cpn, 6/18/24 ... 710 558
6236243.SQ.FTS.B, Zero Cpn, 6/18/24 ... 16,371 14,911
6237959.SQ.FTS.B, Zero Cpn, 6/19/24 ... 4,329 4,182
6238487.SQ.FTS.B, Zero Cpn, 6/19/24 ... 1,143 1,082
6239950.SQ.FTS.B, Zero Cpn, 6/19/24 ... 10,857 10,118
6240807.SQ.FTS.B, Zero Cpn, 6/20/24 ... 3,714 3,121

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6240883.SQ.FTS.B, Zero Cpn, 6/20/24 ... $ 42 $ 42
6240952.SQ.FTS.B, Zero Cpn, 6/20/24 ... 2,640 2,461
6242973.SQ.FTS.B, Zero Cpn, 6/20/24 ... 1,036 1,018
6243387.SQ.FTS.B, Zero Cpn, 6/20/24 ... 114 113
6243419.SQ.FTS.B, Zero Cpn, 6/20/24 ... 7,274 3,537
6244026.SQ.FTS.B, Zero Cpn, 6/21/24 ... 17,526 15,904
6244954.SQ.FTS.B, Zero Cpn, 6/21/24 ... 10,577 6,620
6245261.SQ.FTS.B, Zero Cpn, 6/21/24 ... 256 239
6245477.SQ.FTS.B, Zero Cpn, 6/21/24 ... 427 421
6245598.SQ.FTS.B, Zero Cpn, 6/21/24 ... 565 553
6245712.SQ.FTS.B, Zero Cpn, 6/21/24 ... 7,927 4,900
6245944.SQ.FTS.B, Zero Cpn, 6/21/24 ... 4,615 4,540
6250011.SQ.FTS.B, Zero Cpn, 6/22/24 ... 2,605 2,383
6250843.SQ.FTS.B, Zero Cpn, 6/22/24 ... 13,293 12,311
6251624.SQ.FTS.B, Zero Cpn, 6/22/24 ... 7,949 6,213
6251900.SQ.FTS.B, Zero Cpn, 6/22/24 ... 1,171 944
6253083.SQ.FTS.B, Zero Cpn, 6/23/24 ... 1,627 1,583
6255121.SQ.FTS.B, Zero Cpn, 6/24/24 ... 217 202
6255128.SQ.FTS.B, Zero Cpn, 6/24/24 ... 522 511
6255199.SQ.FTS.B, Zero Cpn, 6/24/24 ... 287 277
6255252.SQ.FTS.B, Zero Cpn, 6/24/24 ... 3,394 1,730
6255384.SQ.FTS.B, Zero Cpn, 6/24/24 ... 2,619 783
6255441.SQ.FTS.B, Zero Cpn, 6/24/24 ... 2,794 2,714
6255606.SQ.FTS.B, Zero Cpn, 6/24/24 ... 747 347
6255621.SQ.FTS.B, Zero Cpn, 6/24/24 ... 4,961 3,610
6256064.SQ.FTS.B, Zero Cpn, 6/26/24 ... 7,547 6,731
6256506.SQ.FTS.B, Zero Cpn, 6/26/24 ... 205 201
6256913.SQ.FTS.B, Zero Cpn, 6/26/24 ... 28,380 15,749
6258212.SQ.FTS.B, Zero Cpn, 6/27/24 ... 3,883 3,686
6258329.SQ.FTS.B, Zero Cpn, 6/27/24 ... 1,810 1,685
6258547.SQ.FTS.B, Zero Cpn, 6/27/24 ... 6,260 2,159
6258783.SQ.FTS.B, Zero Cpn, 6/27/24 ... 10,436 6,457
6259677.SQ.FTS.B, Zero Cpn, 6/27/24 ... 3,673 3,611
6259903.SQ.FTS.B, Zero Cpn, 6/27/24 ... 971 950
6261098.SQ.FTS.B, Zero Cpn, 6/28/24 ... 7,539 6,649
6261384.SQ.FTS.B, Zero Cpn, 6/28/24 ... 6,258 5,769
6261595.SQ.FTS.B, Zero Cpn, 6/28/24 ... 26,584 18,066
6262209.SQ.FTS.B, Zero Cpn, 6/28/24 ... 12,657 8,323
6262438.SQ.FTS.B, Zero Cpn, 6/28/24 ... 573 567
6262614.SQ.FTS.B, Zero Cpn, 6/28/24 ... 570 423
6265195.SQ.FTS.B, Zero Cpn, 6/29/24 ... 896 574
6267222.SQ.FTS.B, Zero Cpn, 6/29/24 ... 3,060 2,604
6268041.SQ.FTS.B, Zero Cpn, 6/29/24 ... 850 765
6268204.SQ.FTS.B, Zero Cpn, 6/30/24 ... 445 327
6268757.SQ.FTS.B, Zero Cpn, 6/30/24 ... 12,749 11,454
6270416.SQ.FTS.B, Zero Cpn, 6/30/24 ... 18,300 5,548
6270813.SQ.FTS.B, Zero Cpn, 6/30/24 ... 1,115 351
6270889.SQ.FTS.B, Zero Cpn, 6/30/24 ... 1,822 952
6271153.SQ.FTS.B, Zero Cpn, 6/30/24 ... 1,475 1,152
6271180.SQ.FTS.B, Zero Cpn, 6/30/24 ... 432 425
6271241.SQ.FTS.B, Zero Cpn, 6/30/24 ... 7,125 5,939
6271425.SQ.FTS.B, Zero Cpn, 7/01/24 ... 852 318
6271434.SQ.FTS.B, Zero Cpn, 7/01/24 ... 21,388 12,787
6271779.SQ.FTS.B, Zero Cpn, 7/02/24 ... 777 660
6271834.SQ.FTS.B, Zero Cpn, 7/02/24 ... 2,717 2,629
6272258.SQ.FTS.B, Zero Cpn, 7/02/24 ... 678 666
6272419.SQ.FTS.B, Zero Cpn, 7/02/24 ... 1,622 1,245
6272707.SQ.FTS.B, Zero Cpn, 7/02/24 ... 2,349 2,197
Description
Principal
Amount Value
Block, Inc. (continued)
6273246.SQ.FTS.B, Zero Cpn, 7/03/24 ... $ 3,812 $ 3,699
6274028.SQ.FTS.B, Zero Cpn, 7/03/24 ... 7,168 4,723
6274200.SQ.FTS.B, Zero Cpn, 7/03/24 ... 11,708 11,326
6274889.SQ.FTS.B, Zero Cpn, 7/03/24 ... 28,543 22,200
6275552.SQ.FTS.B, Zero Cpn, 7/03/24 ... 7,680 2,589
6275681.SQ.FTS.B, Zero Cpn, 7/03/24 ... 1,251 1,224
6275762.SQ.FTS.B, Zero Cpn, 7/03/24 ... 3,756 3,690
6275869.SQ.FTS.B, Zero Cpn, 7/04/24 ... 12,078 7,863
6276300.SQ.FTS.B, Zero Cpn, 7/04/24 ... 4,483 4,284
6277264.SQ.FTS.B, Zero Cpn, 7/04/24 ... 3,519 3,458
6277479.SQ.FTS.B, Zero Cpn, 7/04/24 ... 2,649 2,103
6277812.SQ.FTS.B, Zero Cpn, 7/04/24 ... 1,530 1,453
6278505.SQ.FTS.B, Zero Cpn, 7/04/24 ... 911 439
6278515.SQ.FTS.B, Zero Cpn, 7/04/24 ... 2,302 2,069
6279875.SQ.FTS.B, Zero Cpn, 7/05/24 ... 512 494
6279910.SQ.FTS.B, Zero Cpn, 7/05/24 ... 4,147 3,882
6280076.SQ.FTS.B, Zero Cpn, 7/05/24 ... 2,023 1,943
6280192.SQ.FTS.B, Zero Cpn, 7/05/24 ... 768 754
6280223.SQ.FTS.B, Zero Cpn, 7/05/24 ... 3,494 3,409
6280355.SQ.FTS.B, Zero Cpn, 7/05/24 ... 628 237
6280363.SQ.FTS.B, Zero Cpn, 7/05/24 ... 314 246
6281173.SQ.FTS.B, Zero Cpn, 7/05/24 ... 1,213 1,145
6282753.SQ.FTS.B, Zero Cpn, 7/05/24 ... 9,952 8,231
6282814.SQ.FTS.B, Zero Cpn, 7/06/24 ... 5,888 5,670
6283040.SQ.FTS.B, Zero Cpn, 7/06/24 ... 3,025 3,005
6284406.SQ.FTS.B, Zero Cpn, 7/06/24 ... 3,506 3,409
6285099.SQ.FTS.B, Zero Cpn, 7/06/24 ... 826 815
6285204.SQ.FTS.B, Zero Cpn, 7/06/24 ... 855 515
6285446.SQ.FTS.B, Zero Cpn, 7/06/24 ... 39,326 21,705
6285849.SQ.FTS.B, Zero Cpn, 7/07/24 ... 1,391 1,269
6285882.SQ.FTS.B, Zero Cpn, 7/07/24 ... 3,875 2,815
6286070.SQ.FTS.B, Zero Cpn, 7/07/24 ... 1,717 1,617
6286231.SQ.FTS.B, Zero Cpn, 7/07/24 ... 680 674
6287452.SQ.FTS.B, Zero Cpn, 7/09/24 ... 1,280 1,249
6287671.SQ.FTS.B, Zero Cpn, 7/09/24 ... 2,673 1,943
6287743.SQ.FTS.B, Zero Cpn, 7/09/24 ... 1,623 1,089
6288827.SQ.FTS.B, Zero Cpn, 7/09/24 ... 1,142 1,134
6289503.SQ.FTS.B, Zero Cpn, 7/10/24 ... 2,830 2,757
6289898.SQ.FTS.B, Zero Cpn, 7/10/24 ... 4,993 3,467
6289942.SQ.FTS.B, Zero Cpn, 7/10/24 ... 499 298
6290183.SQ.FTS.B, Zero Cpn, 7/10/24 ... 3,581 3,399
6290894.SQ.FTS.B, Zero Cpn, 7/10/24 ... 1,671 1,522
6290999.SQ.FTS.B, Zero Cpn, 7/10/24 ... 736 442
6291185.SQ.FTS.B, Zero Cpn, 7/10/24 ... 1,088 1,055
6291213.SQ.FTS.B, Zero Cpn, 7/10/24 ... 2,196 2,137
6292116.SQ.FTS.B, Zero Cpn, 7/10/24 ... 1,999 1,946
6292293.SQ.FTS.B, Zero Cpn, 7/11/24 ... 409 383
6293487.SQ.FTS.B, Zero Cpn, 7/11/24 ... 1,112 806
6293586.SQ.FTS.B, Zero Cpn, 7/11/24 ... 2,022 1,996
6294116.SQ.FTS.B, Zero Cpn, 7/11/24 ... 1,553 1,429
6294570.SQ.FTS.B, Zero Cpn, 7/11/24 ... 4,325 4,187
6297788.SQ.FTS.B, Zero Cpn, 7/12/24 ... 1,016 847
6298187.SQ.FTS.B, Zero Cpn, 7/12/24 ... 30,525 27,201
6299973.SQ.FTS.B, Zero Cpn, 7/12/24 ... 2,192 2,115
6301350.SQ.FTS.B, Zero Cpn, 7/13/24 ... 3,359 3,088
6301633.SQ.FTS.B, Zero Cpn, 7/13/24 ... 4,490 4,235
6302302.SQ.FTS.B, Zero Cpn, 7/13/24 ... 6,174 5,858
6302922.SQ.FTS.B, Zero Cpn, 7/13/24 ... 606 549

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6302942.SQ.FTS.B, Zero Cpn, 7/13/24 ... $ 1,217 $ 1,173
6303284.SQ.FTS.B, Zero Cpn, 7/14/24 ... 2,680 2,646
6303414.SQ.FTS.B, Zero Cpn, 7/14/24 ... 3,630 3,481
6304026.SQ.FTS.B, Zero Cpn, 7/14/24 ... 8,029 6,007
6304790.SQ.FTS.B, Zero Cpn, 7/15/24 ... 5,211 4,684
6304935.SQ.FTS.B, Zero Cpn, 7/16/24 ... 1,157 1,020
6305047.SQ.FTS.B, Zero Cpn, 7/16/24 ... 4,280 4,064
6305454.SQ.FTS.B, Zero Cpn, 7/16/24 ... 588 281
6305494.SQ.FTS.B, Zero Cpn, 7/16/24 ... 4,443 4,260
6305632.SQ.FTS.B, Zero Cpn, 7/16/24 ... 1,649 1,580
6306736.SQ.FTS.B, Zero Cpn, 7/17/24 ... 2,400 2,136
6307140.SQ.FTS.B, Zero Cpn, 7/17/24 ... 5,585 5,466
6307741.SQ.FTS.B, Zero Cpn, 7/17/24 ... 866 853
6308066.SQ.FTS.B, Zero Cpn, 7/17/24 ... 1,865 1,825
6308170.SQ.FTS.B, Zero Cpn, 7/17/24 ... 4,898 4,729
6308644.SQ.FTS.B, Zero Cpn, 7/18/24 ... 1,947 1,784
6308685.SQ.FTS.B, Zero Cpn, 7/18/24 ... 664 409
6308758.SQ.FTS.B, Zero Cpn, 7/18/24 ... 3,950 3,806
6309000.SQ.FTS.B, Zero Cpn, 7/18/24 ... 1,015 670
6310025.SQ.FTS.B, Zero Cpn, 7/18/24 ... 13,083 9,691
6310851.SQ.FTS.B, Zero Cpn, 7/18/24 ... 16,951 16,434
6314871.SQ.FTS.B, Zero Cpn, 7/19/24 ... 2,169 1,762
6314983.SQ.FTS.B, Zero Cpn, 7/19/24 ... 731 640
6316102.SQ.FTS.B, Zero Cpn, 7/19/24 ... 11,738 11,610
6316201.SQ.FTS.B, Zero Cpn, 7/20/24 ... 375 364
6316373.SQ.FTS.B, Zero Cpn, 7/20/24 ... 2,750 2,639
6317004.SQ.FTS.B, Zero Cpn, 7/20/24 ... 1,213 1,168
6317724.SQ.FTS.B, Zero Cpn, 7/20/24 ... 22,072 20,015
6318793.SQ.FTS.B, Zero Cpn, 7/20/24 ... 4,018 3,990
6318980.SQ.FTS.B, Zero Cpn, 7/21/24 ... 4,159 3,158
6319360.SQ.FTS.B, Zero Cpn, 7/21/24 ... 7,960 5,895
6319563.SQ.FTS.B, Zero Cpn, 7/21/24 ... 3,468 3,115
6319954.SQ.FTS.B, Zero Cpn, 7/21/24 ... 1,448 1,419
6320273.SQ.FTS.B, Zero Cpn, 7/22/24 ... 35,238 25,405
6321089.SQ.FTS.B, Zero Cpn, 7/23/24 ... 1,016 997
6321367.SQ.FTS.B, Zero Cpn, 7/23/24 ... 661 386
6321428.SQ.FTS.B, Zero Cpn, 7/23/24 ... 934 917
6321567.SQ.FTS.B, Zero Cpn, 7/23/24 ... 861 455
6321614.SQ.FTS.B, Zero Cpn, 7/23/24 ... 1,995 1,382
6321698.SQ.FTS.B, Zero Cpn, 7/23/24 ... 1,940 1,285
6351297.SQ.FTS.B, Zero Cpn, 7/23/24 ... 4,576 4,453
6351712.SQ.FTS.B, Zero Cpn, 7/23/24 ... 1,866 1,649
6352872.SQ.FTS.B, Zero Cpn, 7/24/24 ... 1,641 1,575
6353228.SQ.FTS.B, Zero Cpn, 7/24/24 ... 1,263 1,025
6353341.SQ.FTS.B, Zero Cpn, 7/24/24 ... 3,621 3,527
6354356.SQ.FTS.B, Zero Cpn, 7/24/24 ... 3,291 3,267
6354801.SQ.FTS.B, Zero Cpn, 7/24/24 ... 253 172
6356496.SQ.FTS.B, Zero Cpn, 7/25/24 ... 28,806 17,892
6357359.SQ.FTS.B, Zero Cpn, 7/25/24 ... 14,391 13,310
6359440.SQ.FTS.B, Zero Cpn, 7/26/24 ... 3,107 2,848
6359508.SQ.FTS.B, Zero Cpn, 7/26/24 ... 963 865
6360303.SQ.FTS.B, Zero Cpn, 7/26/24 ... 748 678
6360447.SQ.FTS.B, Zero Cpn, 7/26/24 ... 3,282 3,221
6360973.SQ.FTS.B, Zero Cpn, 7/26/24 ... 884 876
6361029.SQ.FTS.B, Zero Cpn, 7/26/24 ... 2,146 2,091
6361123.SQ.FTS.B, Zero Cpn, 7/26/24 ... 361 358
6361267.SQ.FTS.B, Zero Cpn, 7/26/24 ... 4,194 3,890
6362717.SQ.FTS.B, Zero Cpn, 7/27/24 ... 575 560
Description
Principal
Amount Value
Block, Inc. (continued)
6362880.SQ.FTS.B, Zero Cpn, 7/27/24 ... $ 2,285 $ 2,225
6363039.SQ.FTS.B, Zero Cpn, 7/27/24 ... 1,089 923
6363174.SQ.FTS.B, Zero Cpn, 7/27/24 ... 2,091 1,695
6363271.SQ.FTS.B, Zero Cpn, 7/27/24 ... 412 397
6363347.SQ.FTS.B, Zero Cpn, 7/27/24 ... 1,490 1,317
6364228.SQ.FTS.B, Zero Cpn, 7/27/24 ... 8,868 7,583
6364604.SQ.FTS.B, Zero Cpn, 7/27/24 ... 1,097 645
6365121.SQ.FTS.B, Zero Cpn, 7/27/24 ... 2,129 2,024
6365762.SQ.FTS.B, Zero Cpn, 7/28/24 ... 10,292 6,690
6365959.SQ.FTS.B, Zero Cpn, 7/28/24 ... 8,264 8,045
6366283.SQ.FTS.B, Zero Cpn, 7/28/24 ... 1,467 1,423
6366407.SQ.FTS.B, Zero Cpn, 7/28/24 ... 154 150
6366415.SQ.FTS.B, Zero Cpn, 7/28/24 ... 543 527
6366494.SQ.FTS.B, Zero Cpn, 7/29/24 ... 930 469
6366837.SQ.FTS.B, Zero Cpn, 7/29/24 ... 1,248 1,181
6366907.SQ.FTS.B, Zero Cpn, 7/29/24 ... 5,407 5,128
6368774.SQ.FTS.B, Zero Cpn, 7/30/24 ... 1,574 1,027
6369144.SQ.FTS.B, Zero Cpn, 7/30/24 ... 11,787 8,370
6369541.SQ.FTS.B, Zero Cpn, 7/30/24 ... 12,981 12,746
6370642.SQ.FTS.B, Zero Cpn, 7/30/24 ... 1,853 1,302
6371832.SQ.FTS.B, Zero Cpn, 7/31/24 ... 1,237 999
6371887.SQ.FTS.B, Zero Cpn, 7/31/24 ... 1,012 980
6372613.SQ.FTS.B, Zero Cpn, 7/31/24 ... 976 349
6372628.SQ.FTS.B, Zero Cpn, 7/31/24 ... 226 222
6372686.SQ.FTS.B, Zero Cpn, 7/31/24 ... 370 263
6372782.SQ.FTS.B, Zero Cpn, 7/31/24 ... 7,591 7,014
6373927.SQ.FTS.B, Zero Cpn, 8/01/24 ... 3,456 3,354
6374231.SQ.FTS.B, Zero Cpn, 8/01/24 ... 10,458 10,053
6375029.SQ.FTS.B, Zero Cpn, 8/01/24 ... 7,728 7,144
6375958.SQ.FTS.B, Zero Cpn, 8/01/24 ... 2 2
6376244.SQ.FTS.B, Zero Cpn, 8/01/24 ... 4,784 4,596
6376571.SQ.FTS.B, Zero Cpn, 8/01/24 ... 7,791 7,597
6378771.SQ.FTS.B, Zero Cpn, 8/02/24 ... 1,938 1,235
6378865.SQ.FTS.B, Zero Cpn, 8/02/24 ... 228 214
6378899.SQ.FTS.B, Zero Cpn, 8/02/24 ... 1,414 1,401
6379121.SQ.FTS.B, Zero Cpn, 8/02/24 ... 535 111
6379229.SQ.FTS.B, Zero Cpn, 8/02/24 ... 3,431 3,306
6380294.SQ.FTS.B, Zero Cpn, 8/02/24 ... 7,528 7,339
6380706.SQ.FTS.B, Zero Cpn, 8/02/24 ... 1,261 1,109
6380733.SQ.FTS.B, Zero Cpn, 8/02/24 ... 1,192 1,102
6381574.SQ.FTS.B, Zero Cpn, 8/02/24 ... 3,961 3,860
6382018.SQ.FTS.B, Zero Cpn, 8/02/24 ... 1,457 1,036
6382089.SQ.FTS.B, Zero Cpn, 8/02/24 ... 292 260
6383753.SQ.FTS.B, Zero Cpn, 8/03/24 ... 3,072 2,705
6383905.SQ.FTS.B, Zero Cpn, 8/03/24 ... 1,559 1,472
6384067.SQ.FTS.B, Zero Cpn, 8/03/24 ... 3,062 2,664
6384351.SQ.FTS.B, Zero Cpn, 8/03/24 ... 348 342
6384431.SQ.FTS.B, Zero Cpn, 8/03/24 ... 3,792 3,705
6385241.SQ.FTS.B, Zero Cpn, 8/04/24 ... 195 191
6385781.SQ.FTS.B, Zero Cpn, 8/04/24 ... 734 566
6385874.SQ.FTS.B, Zero Cpn, 8/04/24 ... 1,603 1,391
6385910.SQ.FTS.B, Zero Cpn, 8/04/24 ... 240 223
6386019.SQ.FTS.B, Zero Cpn, 8/05/24 ... 221 217
6386057.SQ.FTS.B, Zero Cpn, 8/05/24 ... 1,337 882
6386551.SQ.FTS.B, Zero Cpn, 8/05/24 ... 2,184 2,129
6387732.SQ.FTS.B, Zero Cpn, 8/06/24 ... 2,281 2,222
6387899.SQ.FTS.B, Zero Cpn, 8/06/24 ... 11,895 8,762
6388384.SQ.FTS.B, Zero Cpn, 8/06/24 ... 154 143

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6388737.SQ.FTS.B, Zero Cpn, 8/06/24 ... $ 750 $ 369
6389131.SQ.FTS.B, Zero Cpn, 8/06/24 ... 19,475 15,067
6389776.SQ.FTS.B, Zero Cpn, 8/06/24 ... 3,212 3,122
6390359.SQ.FTS.B, Zero Cpn, 8/07/24 ... 1,414 793
6390434.SQ.FTS.B, Zero Cpn, 8/07/24 ... 597 539
6390695.SQ.FTS.B, Zero Cpn, 8/07/24 ... 1,247 402
6390759.SQ.FTS.B, Zero Cpn, 8/07/24 ... 794 782
6391116.SQ.FTS.B, Zero Cpn, 8/07/24 ... 5,328 5,006
6391495.SQ.FTS.B, Zero Cpn, 8/07/24 ... 954 939
6392800.SQ.FTS.B, Zero Cpn, 8/07/24 ... 1,555 1,484
6393010.SQ.FTS.B, Zero Cpn, 8/07/24 ... 15,984 15,743
6393249.SQ.FTS.B, Zero Cpn, 8/08/24 ... 738 722
6393310.SQ.FTS.B, Zero Cpn, 8/08/24 ... 8,652 8,190
6394010.SQ.FTS.B, Zero Cpn, 8/08/24 ... 1,122 1,099
6394292.SQ.FTS.B, Zero Cpn, 8/08/24 ... 1,339 1,293
6395061.SQ.FTS.B, Zero Cpn, 8/08/24 ... 1,018 998
6395461.SQ.FTS.B, Zero Cpn, 8/08/24 ... 2,759 2,632
6395807.SQ.FTS.B, Zero Cpn, 8/08/24 ... 708 667
6395874.SQ.FTS.B, Zero Cpn, 8/08/24 ... 2,207 2,144
6395993.SQ.FTS.B, Zero Cpn, 8/08/24 ... 10,010 8,341
6399343.SQ.FTS.B, Zero Cpn, 8/09/24 ... 2,517 2,173
6399659.SQ.FTS.B, Zero Cpn, 8/09/24 ... 20,734 15,983
6400774.SQ.FTS.B, Zero Cpn, 8/09/24 ... 9,770 8,009
6400953.SQ.FTS.B, Zero Cpn, 8/09/24 ... 35,339 33,829
6401073.SQ.FTS.B, Zero Cpn, 8/10/24 ... 2,654 2,433
6401266.SQ.FTS.B, Zero Cpn, 8/10/24 ... 1,231 1,204
6401601.SQ.FTS.B, Zero Cpn, 8/10/24 ... 15,663 14,059
6402739.SQ.FTS.B, Zero Cpn, 8/10/24 ... 4,087 3,880
6403299.SQ.FTS.B, Zero Cpn, 8/10/24 ... 117 116
6403584.SQ.FTS.B, Zero Cpn, 8/10/24 ... 3,776 3,678
6403837.SQ.FTS.B, Zero Cpn, 8/10/24 ... 508 468
6403920.SQ.FTS.B, Zero Cpn, 8/10/24 ... 485 432
6404006.SQ.FTS.B, Zero Cpn, 8/11/24 ... 3,054 1,866
6404324.SQ.FTS.B, Zero Cpn, 8/11/24 ... 3,138 2,747
6404631.SQ.FTS.B, Zero Cpn, 8/11/24 ... 978 933
6406738.SQ.FTS.B, Zero Cpn, 8/13/24 ... 2,991 1,879
6406852.SQ.FTS.B, Zero Cpn, 8/13/24 ... 1,445 1,427
6406944.SQ.FTS.B, Zero Cpn, 8/13/24 ... 4,361 4,146
6407255.SQ.FTS.B, Zero Cpn, 8/13/24 ... 464 434
6407288.SQ.FTS.B, Zero Cpn, 8/13/24 ... 2,757 2,047
6408103.SQ.FTS.B, Zero Cpn, 8/13/24 ... 504 498
6408172.SQ.FTS.B, Zero Cpn, 8/13/24 ... 1,144 1,046
6408642.SQ.FTS.B, Zero Cpn, 8/13/24 ... 57 56
6408846.SQ.FTS.B, Zero Cpn, 8/14/24 ... 1,618 1,083
6410340.SQ.FTS.B, Zero Cpn, 8/14/24 ... 2,311 2,256
6410471.SQ.FTS.B, Zero Cpn, 8/14/24 ... 9,129 9,044
6411152.SQ.FTS.B, Zero Cpn, 8/14/24 ... 1,885 1,796
6411327.SQ.FTS.B, Zero Cpn, 8/14/24 ... 19 19
6411601.SQ.FTS.B, Zero Cpn, 8/14/24 ... 4,351 4,143
6411973.SQ.FTS.B, Zero Cpn, 8/15/24 ... 5,014 4,689
6412302.SQ.FTS.B, Zero Cpn, 8/15/24 ... 2,434 2,280
6412462.SQ.FTS.B, Zero Cpn, 8/15/24 ... 1,579 1,292
6412546.SQ.FTS.B, Zero Cpn, 8/15/24 ... 2,453 1,345
6412810.SQ.FTS.B, Zero Cpn, 8/15/24 ... 11,275 2,746
6412999.SQ.FTS.B, Zero Cpn, 8/15/24 ... 15,236 14,589
6413701.SQ.FTS.B, Zero Cpn, 8/15/24 ... 1,740 1,703
6413893.SQ.FTS.B, Zero Cpn, 8/15/24 ... 3,096 2,927
6414234.SQ.FTS.B, Zero Cpn, 8/15/24 ... 582 539
Description
Principal
Amount Value
Block, Inc. (continued)
6414350.SQ.FTS.B, Zero Cpn, 8/15/24 ... $ 12,144 $ 11,970
6418115.SQ.FTS.B, Zero Cpn, 8/16/24 ... 3,169 3,111
6418289.SQ.FTS.B, Zero Cpn, 8/16/24 ... 1,386 1,097
6418331.SQ.FTS.B, Zero Cpn, 8/16/24 ... 3,879 3,829
6419039.SQ.FTS.B, Zero Cpn, 8/16/24 ... 13,386 11,902
6420327.SQ.FTS.B, Zero Cpn, 8/16/24 ... 5,848 5,587
6420865.SQ.FTS.B, Zero Cpn, 8/16/24 ... 659 609
6420892.SQ.FTS.B, Zero Cpn, 8/16/24 ... 8,853 7,286
6421417.SQ.FTS.B, Zero Cpn, 8/17/24 ... 992 971
6421500.SQ.FTS.B, Zero Cpn, 8/17/24 ... 4,678 3,289
6423098.SQ.FTS.B, Zero Cpn, 8/17/24 ... 1,400 1,123
6423115.SQ.FTS.B, Zero Cpn, 8/17/24 ... 550 516
6423162.SQ.FTS.B, Zero Cpn, 8/17/24 ... 766 736
6424077.SQ.FTS.B, Zero Cpn, 8/17/24 ... 3,020 1,751
6424136.SQ.FTS.B, Zero Cpn, 8/17/24 ... 821 775
6424177.SQ.FTS.B, Zero Cpn, 8/18/24 ... 5,271 4,761
6424329.SQ.FTS.B, Zero Cpn, 8/18/24 ... 2,160 2,053
6424383.SQ.FTS.B, Zero Cpn, 8/18/24 ... 2,189 2,157
6424474.SQ.FTS.B, Zero Cpn, 8/18/24 ... 3,894 3,684
6424607.SQ.FTS.B, Zero Cpn, 8/18/24 ... 7,104 6,889
6424928.SQ.FTS.B, Zero Cpn, 8/19/24 ... 2,969 2,281
6425168.SQ.FTS.B, Zero Cpn, 8/19/24 ... 4,759 729
6425221.SQ.FTS.B, Zero Cpn, 8/19/24 ... 717 699
6425245.SQ.FTS.B, Zero Cpn, 8/19/24 ... 75 72
6425263.SQ.FTS.B, Zero Cpn, 8/19/24 ... 1,603 1,597
6425894.SQ.FTS.B, Zero Cpn, 8/20/24 ... 81 74
6426485.SQ.FTS.B, Zero Cpn, 8/20/24 ... 8,127 6,168
6427023.SQ.FTS.B, Zero Cpn, 8/21/24 ... 1,319 1,251
6427507.SQ.FTS.B, Zero Cpn, 8/21/24 ... 1,356 1,289
6427657.SQ.FTS.B, Zero Cpn, 8/21/24 ... 2,160 2,053
6428130.SQ.FTS.B, Zero Cpn, 8/21/24 ... 474 448
6428197.SQ.FTS.B, Zero Cpn, 8/21/24 ... 1,413 1,370
6428290.SQ.FTS.B, Zero Cpn, 8/21/24 ... 2,696 2,667
6428572.SQ.FTS.B, Zero Cpn, 8/21/24 ... 8,245 8,150
6429767.SQ.FTS.B, Zero Cpn, 8/21/24 ... 9,807 8,167
6430086.SQ.FTS.B, Zero Cpn, 8/22/24 ... 1,659 1,290
6431302.SQ.FTS.B, Zero Cpn, 8/22/24 ... 1,898 1,871
6431633.SQ.FTS.B, Zero Cpn, 8/22/24 ... 6,005 5,686
6432468.SQ.FTS.B, Zero Cpn, 8/22/24 ... 11,551 10,587
6433074.SQ.FTS.B, Zero Cpn, 8/22/24 ... 382 379
6433229.SQ.FTS.B, Zero Cpn, 8/22/24 ... 20,288 19,655
6435237.SQ.FTS.B, Zero Cpn, 8/23/24 ... 7,920 7,488
6435665.SQ.FTS.B, Zero Cpn, 8/23/24 ... 1,859 1,777
6435796.SQ.FTS.B, Zero Cpn, 8/23/24 ... 16,844 16,035
6436879.SQ.FTS.B, Zero Cpn, 8/23/24 ... 2,668 2,369
6439264.SQ.FTS.B, Zero Cpn, 8/23/24 ... 29,428 28,696
6440894.SQ.FTS.B, Zero Cpn, 8/23/24 ... 1,588 1,568
6442143.SQ.FTS.B, Zero Cpn, 8/24/24 ... 841 765
6442294.SQ.FTS.B, Zero Cpn, 8/24/24 ... 2,581 2,530
6442489.SQ.FTS.B, Zero Cpn, 8/24/24 ... 2,888 1,676
6442629.SQ.FTS.B, Zero Cpn, 8/24/24 ... 236 206
6442746.SQ.FTS.B, Zero Cpn, 8/24/24 ... 572 566
6443137.SQ.FTS.B, Zero Cpn, 8/24/24 ... 2,050 1,888
6443973.SQ.FTS.B, Zero Cpn, 8/24/24 ... 1,981 1,954
6444342.SQ.FTS.B, Zero Cpn, 8/25/24 ... 913 726
6444382.SQ.FTS.B, Zero Cpn, 8/25/24 ... 2,520 2,242
6444477.SQ.FTS.B, Zero Cpn, 8/25/24 ... 11,235 6,822
6444706.SQ.FTS.B, Zero Cpn, 8/25/24 ... 2,063 2,038

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6444790.SQ.FTS.B, Zero Cpn, 8/25/24 ... $ 2,054 $ 1,909
6445084.SQ.FTS.B, Zero Cpn, 8/26/24 ... 5,079 4,806
6445328.SQ.FTS.B, Zero Cpn, 8/26/24 ... 1,840 1,716
6445417.SQ.FTS.B, Zero Cpn, 8/26/24 ... 3,619 3,534
6445680.SQ.FTS.B, Zero Cpn, 8/26/24 ... 2,464 2,365
6447047.SQ.FTS.B, Zero Cpn, 8/27/24 ... 5,692 5,528
6447425.SQ.FTS.B, Zero Cpn, 8/27/24 ... 1,899 1,864
6447870.SQ.FTS.B, Zero Cpn, 8/27/24 ... 1,602 1,511
6448332.SQ.FTS.B, Zero Cpn, 8/27/24 ... 2,143 2,047
6449537.SQ.FTS.B, Zero Cpn, 8/28/24 ... 3,154 3,115
6449712.SQ.FTS.B, Zero Cpn, 8/28/24 ... 422 413
6449818.SQ.FTS.B, Zero Cpn, 8/28/24 ... 6,837 6,547
6450208.SQ.FTS.B, Zero Cpn, 8/28/24 ... 2,660 2,527
6450465.SQ.FTS.B, Zero Cpn, 8/28/24 ... 1,759 1,341
6450526.SQ.FTS.B, Zero Cpn, 8/28/24 ... 2,564 2,506
6451044.SQ.FTS.B, Zero Cpn, 8/28/24 ... 625 609
6451130.SQ.FTS.B, Zero Cpn, 8/28/24 ... 1,997 1,961
6452261.SQ.FTS.B, Zero Cpn, 8/28/24 ... 17,124 16,342
6452727.SQ.FTS.B, Zero Cpn, 8/28/24 ... 2,321 2,134
6452845.SQ.FTS.B, Zero Cpn, 9/01/24 ... 9,679 8,464
6453136.SQ.FTS.B, Zero Cpn, 9/01/24 ... 6,922 6,751
6453454.SQ.FTS.B, Zero Cpn, 9/01/24 ... 1,238 1,154
6453520.SQ.FTS.B, Zero Cpn, 9/01/24 ... 718 707
6453572.SQ.FTS.B, Zero Cpn, 9/01/24 ... 4,005 3,804
6453755.SQ.FTS.B, Zero Cpn, 9/01/24 ... 694 527
6453792.SQ.FTS.B, Zero Cpn, 9/01/24 ... 20,162 12,290
6454137.SQ.FTS.B, Zero Cpn, 9/01/24 ... 3,528 3,402
6454383.SQ.FTS.B, Zero Cpn, 9/01/24 ... 13,768 13,370
6454994.SQ.FTS.B, Zero Cpn, 9/01/24 ... 10,717 10,240
6455497.SQ.FTS.B, Zero Cpn, 9/01/24 ... 1,782 1,732
6457332.SQ.FTS.B, Zero Cpn, 9/02/24 ... 18,917 8,348
6457685.SQ.FTS.B, Zero Cpn, 9/02/24 ... 6,559 5,050
6457799.SQ.FTS.B, Zero Cpn, 9/02/24 ... 4,964 4,859
6458130.SQ.FTS.B, Zero Cpn, 9/02/24 ... 5,864 5,176
6458386.SQ.FTS.B, Zero Cpn, 9/02/24 ... 11,271 9,591
6458710.SQ.FTS.B, Zero Cpn, 9/02/24 ... 1,908 1,858
6458789.SQ.FTS.B, Zero Cpn, 9/02/24 ... 2,064 1,950
6459710.SQ.FTS.B, Zero Cpn, 9/02/24 ... 3,115 1,668
6459795.SQ.FTS.B, Zero Cpn, 9/02/24 ... 12,752 11,584
6460386.SQ.FTS.B, Zero Cpn, 9/02/24 ... 1,228 1,203
6460473.SQ.FTS.B, Zero Cpn, 9/02/24 ... 2,524 2,108
6460759.SQ.FTS.B, Zero Cpn, 9/03/24 ... 2,664 2,600
6461172.SQ.FTS.B, Zero Cpn, 9/03/24 ... 1,517 1,495
6461344.SQ.FTS.B, Zero Cpn, 9/03/24 ... 531 517
6462005.SQ.FTS.B, Zero Cpn, 9/03/24 ... 2,623 2,562
6462555.SQ.FTS.B, Zero Cpn, 9/03/24 ... 3,518 1,364
6462890.SQ.FTS.B, Zero Cpn, 9/03/24 ... 10,262 9,864
6463522.SQ.FTS.B, Zero Cpn, 9/03/24 ... 1,334 1,307
6463725.SQ.FTS.B, Zero Cpn, 9/04/24 ... 1,681 1,595
6463763.SQ.FTS.B, Zero Cpn, 9/04/24 ... 6,496 6,186
6463932.SQ.FTS.B, Zero Cpn, 9/04/24 ... 2,774 2,608
6464146.SQ.FTS.B, Zero Cpn, 9/04/24 ... 1,970 1,923
6464411.SQ.FTS.B, Zero Cpn, 9/04/24 ... 1,548 1,394
6464461.SQ.FTS.B, Zero Cpn, 9/04/24 ... 634 552
6464494.SQ.FTS.B, Zero Cpn, 9/05/24 ... 9,661 9,230
6464819.SQ.FTS.B, Zero Cpn, 9/05/24 ... 4,031 1,911
6464900.SQ.FTS.B, Zero Cpn, 9/05/24 ... 4,257 1,950
6464961.SQ.FTS.B, Zero Cpn, 9/05/24 ... 2,206 2,186
Description
Principal
Amount Value
Block, Inc. (continued)
6465644.SQ.FTS.B, Zero Cpn, 9/06/24 ... $ 650 $ 198
6466906.SQ.FTS.B, Zero Cpn, 9/06/24 ... 5,847 5,678
6467167.SQ.FTS.B, Zero Cpn, 9/06/24 ... 670 595
6467215.SQ.FTS.B, Zero Cpn, 9/06/24 ... 1,980 1,897
6468011.SQ.FTS.B, Zero Cpn, 9/06/24 ... 2,262 934
6468042.SQ.FTS.B, Zero Cpn, 9/06/24 ... 9,620 9,480
6469434.SQ.FTS.B, Zero Cpn, 9/07/24 ... 127 125
6469449.SQ.FTS.B, Zero Cpn, 9/07/24 ... 28 28
6469480.SQ.FTS.B, Zero Cpn, 9/07/24 ... 20,372 18,499
6470550.SQ.FTS.B, Zero Cpn, 9/07/24 ... 22,442 21,832
6471953.SQ.FTS.B, Zero Cpn, 9/07/24 ... 16,276 15,371
6472610.SQ.FTS.B, Zero Cpn, 9/07/24 ... 762 747
6472736.SQ.FTS.B, Zero Cpn, 9/08/24 ... 6,200 5,058
6472989.SQ.FTS.B, Zero Cpn, 9/08/24 ... 185 177
6473054.SQ.FTS.B, Zero Cpn, 9/08/24 ... 10,406 8,813
6473372.SQ.FTS.B, Zero Cpn, 9/08/24 ... 5,735 5,509
6474092.SQ.FTS.B, Zero Cpn, 9/08/24 ... 10,233 7,437
6475132.SQ.FTS.B, Zero Cpn, 9/08/24 ... 1,675 1,649
6475295.SQ.FTS.B, Zero Cpn, 9/08/24 ... 2,532 2,494
6475579.SQ.FTS.B, Zero Cpn, 9/08/24 ... 7,007 2,903
6475801.SQ.FTS.B, Zero Cpn, 9/08/24 ... 2,061 1,955
6479816.SQ.FTS.B, Zero Cpn, 9/09/24 ... 3,048 2,911
6479901.SQ.FTS.B, Zero Cpn, 9/09/24 ... 2,366 2,288
6479972.SQ.FTS.B, Zero Cpn, 9/09/24 ... 19,794 18,527
6481465.SQ.FTS.B, Zero Cpn, 9/10/24 ... 29,523 28,174
6483099.SQ.FTS.B, Zero Cpn, 9/10/24 ... 2,607 1,827
6483200.SQ.FTS.B, Zero Cpn, 9/10/24 ... 3,068 2,996
6483353.SQ.FTS.B, Zero Cpn, 9/10/24 ... 2,201 2,040
6483409.SQ.FTS.B, Zero Cpn, 9/10/24 ... 2,701 2,405
6484176.SQ.FTS.B, Zero Cpn, 9/10/24 ... 2,683 2,475
6484373.SQ.FTS.B, Zero Cpn, 9/10/24 ... 932 904
6484437.SQ.FTS.B, Zero Cpn, 9/10/24 ... 749 717
6484465.SQ.FTS.B, Zero Cpn, 9/10/24 ... 1,697 1,375
6484685.SQ.FTS.B, Zero Cpn, 9/10/24 ... 26,817 25,699
6485170.SQ.FTS.B, Zero Cpn, 9/11/24 ... 3,682 2,714
6485354.SQ.FTS.B, Zero Cpn, 9/11/24 ... 2,551 2,511
6485835.SQ.FTS.B, Zero Cpn, 9/12/24 ... 1,777 1,734
6486052.SQ.FTS.B, Zero Cpn, 9/12/24 ... 1,214 1,167
6486385.SQ.FTS.B, Zero Cpn, 9/12/24 ... 1,969 1,904
6487088.SQ.FTS.B, Zero Cpn, 9/13/24 ... 2,696 2,554
6487631.SQ.FTS.B, Zero Cpn, 9/13/24 ... 11,222 8,754
6488192.SQ.FTS.B, Zero Cpn, 9/13/24 ... 2,437 2,055
6488353.SQ.FTS.B, Zero Cpn, 9/13/24 ... 26,075 24,920
6489806.SQ.FTS.B, Zero Cpn, 9/13/24 ... 406 348
6489974.SQ.FTS.B, Zero Cpn, 9/13/24 ... 1,909 1,866
6490386.SQ.FTS.B, Zero Cpn, 9/14/24 ... 4,997 3,836
6490629.SQ.FTS.B, Zero Cpn, 9/14/24 ... 745 710
6490655.SQ.FTS.B, Zero Cpn, 9/14/24 ... 669 664
6491530.SQ.FTS.B, Zero Cpn, 9/14/24 ... 409 392
6491561.SQ.FTS.B, Zero Cpn, 9/14/24 ... 1,711 1,522
6491652.SQ.FTS.B, Zero Cpn, 9/14/24 ... 2,444 2,410
6491966.SQ.FTS.B, Zero Cpn, 9/14/24 ... 4,697 4,576
6492312.SQ.FTS.B, Zero Cpn, 9/14/24 ... 1,941 1,718
6492360.SQ.FTS.B, Zero Cpn, 9/14/24 ... 2,898 2,816
6492523.SQ.FTS.B, Zero Cpn, 9/14/24 ... 7,255 6,974
6492833.SQ.FTS.B, Zero Cpn, 9/14/24 ... 888 803
6493006.SQ.FTS.B, Zero Cpn, 9/14/24 ... 8,365 7,958
6493256.SQ.FTS.B, Zero Cpn, 9/14/24 ... 22,670 22,299

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6494304.SQ.FTS.B, Zero Cpn, 9/15/24 ... $ 2,324 $ 2,240
6494452.SQ.FTS.B, Zero Cpn, 9/15/24 ... 1,353 727
6494556.SQ.FTS.B, Zero Cpn, 9/15/24 ... 3,487 3,267
6494767.SQ.FTS.B, Zero Cpn, 9/15/24 ... 4,151 2,469
6496479.SQ.FTS.B, Zero Cpn, 9/15/24 ... 2,295 2,264
6496588.SQ.FTS.B, Zero Cpn, 9/15/24 ... 9,322 8,859
6499057.SQ.FTS.B, Zero Cpn, 9/16/24 ... 3,048 2,497
6499194.SQ.FTS.B, Zero Cpn, 9/16/24 ... 12,586 10,822
6499611.SQ.FTS.B, Zero Cpn, 9/16/24 ... 8,988 8,863
6500387.SQ.FTS.B, Zero Cpn, 9/16/24 ... 2,846 2,724
6500530.SQ.FTS.B, Zero Cpn, 9/16/24 ... 3,926 3,836
6500862.SQ.FTS.B, Zero Cpn, 9/16/24 ... 4,792 4,423
6501410.SQ.FTS.B, Zero Cpn, 9/16/24 ... 2,585 1,919
6501697.SQ.FTS.B, Zero Cpn, 9/16/24 ... 2,460 1,634
6501709.SQ.FTS.B, Zero Cpn, 9/16/24 ... 393 364
6502340.SQ.FTS.B, Zero Cpn, 9/16/24 ... 1,634 1,554
6502478.SQ.FTS.B, Zero Cpn, 9/16/24 ... 3,131 1,473
6502552.SQ.FTS.B, Zero Cpn, 9/16/24 ... 639 632
6502565.SQ.FTS.B, Zero Cpn, 9/16/24 ... 480 309
6502730.SQ.FTS.B, Zero Cpn, 9/17/24 ... 2,302 1,975
6502765.SQ.FTS.B, Zero Cpn, 9/17/24 ... 5,201 4,378
6502909.SQ.FTS.B, Zero Cpn, 9/17/24 ... 2,095 1,858
6502972.SQ.FTS.B, Zero Cpn, 9/17/24 ... 1,955 1,709
6503094.SQ.FTS.B, Zero Cpn, 9/17/24 ... 802 768
6503141.SQ.FTS.B, Zero Cpn, 9/17/24 ... 3,439 3,298
6503327.SQ.FTS.B, Zero Cpn, 9/17/24 ... 5,315 3,117
6503795.SQ.FTS.B, Zero Cpn, 9/17/24 ... 1,904 1,872
6503904.SQ.FTS.B, Zero Cpn, 9/17/24 ... 2,763 2,667
6504093.SQ.FTS.B, Zero Cpn, 9/17/24 ... 4,111 3,253
6504196.SQ.FTS.B, Zero Cpn, 9/17/24 ... 600 574
6504216.SQ.FTS.B, Zero Cpn, 9/17/24 ... 1,807 1,180
6504374.SQ.FTS.B, Zero Cpn, 9/17/24 ... 9,291 7,845
6504845.SQ.FTS.B, Zero Cpn, 9/17/24 ... 1,657 1,461
6504906.SQ.FTS.B, Zero Cpn, 9/17/24 ... 1,213 1,102
6505716.SQ.FTS.B, Zero Cpn, 9/18/24 ... 936 827
6505735.SQ.FTS.B, Zero Cpn, 9/18/24 ... 843 805
6506050.SQ.FTS.B, Zero Cpn, 9/18/24 ... 1,663 1,572
6506103.SQ.FTS.B, Zero Cpn, 9/18/24 ... 382 350
6506259.SQ.FTS.B, Zero Cpn, 9/18/24 ... 7,627 4,960
6506519.SQ.FTS.B, Zero Cpn, 9/19/24 ... 2,778 2,068
6506592.SQ.FTS.B, Zero Cpn, 9/19/24 ... 1,516 1,454
6506724.SQ.FTS.B, Zero Cpn, 9/19/24 ... 584 519
6506747.SQ.FTS.B, Zero Cpn, 9/19/24 ... 1,840 1,617
6506962.SQ.FTS.B, Zero Cpn, 9/19/24 ... 200 190
6506980.SQ.FTS.B, Zero Cpn, 9/19/24 ... 557 475
6507402.SQ.FTS.B, Zero Cpn, 9/20/24 ... 2,979 2,150
6507671.SQ.FTS.B, Zero Cpn, 9/20/24 ... 12,571 11,913
6508393.SQ.FTS.B, Zero Cpn, 9/20/24 ... 3,911 3,659
6508989.SQ.FTS.B, Zero Cpn, 9/20/24 ... 314 311
6509147.SQ.FTS.B, Zero Cpn, 9/20/24 ... 1,640 1,566
6509194.SQ.FTS.B, Zero Cpn, 9/20/24 ... 15,502 13,339
6509839.SQ.FTS.B, Zero Cpn, 9/20/24 ... 349 323
6509852.SQ.FTS.B, Zero Cpn, 9/20/24 ... 2,740 2,712
6510507.SQ.FTS.B, Zero Cpn, 9/20/24 ... 1,403 1,325
6510607.SQ.FTS.B, Zero Cpn, 9/20/24 ... 80 71
6510701.SQ.FTS.B, Zero Cpn, 9/20/24 ... 561 551
6510726.SQ.FTS.B, Zero Cpn, 9/20/24 ... 903 828
6510906.SQ.FTS.B, Zero Cpn, 9/21/24 ... 7,211 7,045
Description
Principal
Amount Value
Block, Inc. (continued)
6511308.SQ.FTS.B, Zero Cpn, 9/21/24 ... $ 1,666 $ 1,486
6511420.SQ.FTS.B, Zero Cpn, 9/21/24 ... 4,836 4,639
6511953.SQ.FTS.B, Zero Cpn, 9/21/24 ... 316 279
6512005.SQ.FTS.B, Zero Cpn, 9/21/24 ... 521 512
6512060.SQ.FTS.B, Zero Cpn, 9/21/24 ... 14,171 13,808
6513783.SQ.FTS.B, Zero Cpn, 9/21/24 ... 220 197
6514132.SQ.FTS.B, Zero Cpn, 9/22/24 ... 4,336 4,214
6514332.SQ.FTS.B, Zero Cpn, 9/22/24 ... 10,585 8,738
6515115.SQ.FTS.B, Zero Cpn, 9/22/24 ... 4,879 4,172
6515856.SQ.FTS.B, Zero Cpn, 9/22/24 ... 17,259 13,223
6516364.SQ.FTS.B, Zero Cpn, 9/22/24 ... 625 586
6516418.SQ.FTS.B, Zero Cpn, 9/22/24 ... 2,009 1,271
6516876.SQ.FTS.B, Zero Cpn, 9/22/24 ... 4,217 3,183
6516932.SQ.FTS.B, Zero Cpn, 9/22/24 ... 2,083 1,669
6516970.SQ.FTS.B, Zero Cpn, 9/22/24 ... 5,567 4,526
6518976.SQ.FTS.B, Zero Cpn, 9/23/24 ... 2,334 2,240
6519089.SQ.FTS.B, Zero Cpn, 9/23/24 ... 1,350 1,284
6519191.SQ.FTS.B, Zero Cpn, 9/23/24 ... 8,630 7,995
6519845.SQ.FTS.B, Zero Cpn, 9/23/24 ... 1,921 1,771
6520087.SQ.FTS.B, Zero Cpn, 9/23/24 ... 7,519 7,374
6520610.SQ.FTS.B, Zero Cpn, 9/23/24 ... 19,520 17,261
6521602.SQ.FTS.B, Zero Cpn, 9/23/24 ... 91 89
6522425.SQ.FTS.B, Zero Cpn, 9/23/24 ... 5,874 4,997
6522557.SQ.FTS.B, Zero Cpn, 9/24/24 ... 2,568 2,388
6522801.SQ.FTS.B, Zero Cpn, 9/24/24 ... 15,106 14,527
6524109.SQ.FTS.B, Zero Cpn, 9/24/24 ... 62 61
6524125.SQ.FTS.B, Zero Cpn, 9/24/24 ... 1,030 1,016
6524239.SQ.FTS.B, Zero Cpn, 9/24/24 ... 277 270
6524287.SQ.FTS.B, Zero Cpn, 9/24/24 ... 2,193 2,100
6524458.SQ.FTS.B, Zero Cpn, 9/24/24 ... 1,541 425
6524668.SQ.FTS.B, Zero Cpn, 9/24/24 ... 4,821 4,218
6524796.SQ.FTS.B, Zero Cpn, 9/24/24 ... 2,653 2,603
6524878.SQ.FTS.B, Zero Cpn, 9/24/24 ... 422 407
6526166.SQ.FTS.B, Zero Cpn, 9/25/24 ... 1,878 1,066
6526193.SQ.FTS.B, Zero Cpn, 9/25/24 ... 1,329 1,015
6526348.SQ.FTS.B, Zero Cpn, 9/26/24 ... 1,733 1,701
6526405.SQ.FTS.B, Zero Cpn, 9/26/24 ... 403 385
6526423.SQ.FTS.B, Zero Cpn, 9/26/24 ... 1,980 1,846
6526535.SQ.FTS.B, Zero Cpn, 9/26/24 ... 1,491 1,235
6526917.SQ.FTS.B, Zero Cpn, 9/26/24 ... 856 849
6527027.SQ.FTS.B, Zero Cpn, 9/26/24 ... 2,024 1,374
6527382.SQ.FTS.B, Zero Cpn, 9/27/24 ... 9,217 7,336
6528340.SQ.FTS.B, Zero Cpn, 9/27/24 ... 339 334
6528564.SQ.FTS.B, Zero Cpn, 9/27/24 ... 1,116 1,091
6528603.SQ.FTS.B, Zero Cpn, 9/27/24 ... 734 611
6528624.SQ.FTS.B, Zero Cpn, 9/27/24 ... 511 480
6528700.SQ.FTS.B, Zero Cpn, 9/27/24 ... 1,252 1,200
6528817.SQ.FTS.B, Zero Cpn, 9/27/24 ... 4,248 4,175
6529263.SQ.FTS.B, Zero Cpn, 9/27/24 ... 1,945 1,647
6529310.SQ.FTS.B, Zero Cpn, 9/27/24 ... 1,121 1,023
6529695.SQ.FTS.B, Zero Cpn, 9/27/24 ... 685 637
6530840.SQ.FTS.B, Zero Cpn, 9/28/24 ... 5,590 5,521
6531187.SQ.FTS.B, Zero Cpn, 9/28/24 ... 6,626 6,335
6532221.SQ.FTS.B, Zero Cpn, 9/28/24 ... 309 303
6532361.SQ.FTS.B, Zero Cpn, 9/28/24 ... 1,609 1,499
6532408.SQ.FTS.B, Zero Cpn, 9/28/24 ... 3,788 1,902
6532453.SQ.FTS.B, Zero Cpn, 9/28/24 ... 2,369 1,882
6532510.SQ.FTS.B, Zero Cpn, 9/28/24 ... 1,106 927

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6532545.SQ.FTS.B, Zero Cpn, 9/28/24 ... $ 469 $ 457
6532560.SQ.FTS.B, Zero Cpn, 9/28/24 ... 1,359 1,345
6533061.SQ.FTS.B, Zero Cpn, 9/28/24 ... 784 449
6533082.SQ.FTS.B, Zero Cpn, 9/28/24 ... 5,097 4,780
6533239.SQ.FTS.B, Zero Cpn, 9/28/24 ... 4,969 3,150
6533344.SQ.FTS.B, Zero Cpn, 9/28/24 ... 24,413 23,842
6534223.SQ.FTS.B, Zero Cpn, 9/29/24 ... 2,865 2,750
6534608.SQ.FTS.B, Zero Cpn, 9/29/24 ... 4,367 4,246
6535057.SQ.FTS.B, Zero Cpn, 9/29/24 ... 1,793 1,611
6535147.SQ.FTS.B, Zero Cpn, 9/29/24 ... 5,718 5,505
6535458.SQ.FTS.B, Zero Cpn, 9/29/24 ... 590 584
6535543.SQ.FTS.B, Zero Cpn, 9/29/24 ... 7,480 7,292
6536403.SQ.FTS.B, Zero Cpn, 9/29/24 ... 1,618 1,072
6536550.SQ.FTS.B, Zero Cpn, 9/29/24 ... 5,553 5,343
6536718.SQ.FTS.B, Zero Cpn, 9/29/24 ... 2,082 1,841
6536835.SQ.FTS.B, Zero Cpn, 9/29/24 ... 26,123 25,059
6537859.SQ.FTS.B, Zero Cpn, 9/29/24 ... 1,707 1,505
6537870.SQ.FTS.B, Zero Cpn, 9/29/24 ... 2,727 1,911
6537962.SQ.FTS.B, Zero Cpn, 9/29/24 ... 1,317 1,250
6538002.SQ.FTS.B, Zero Cpn, 9/29/24 ... 1,103 547
6539718.SQ.FTS.B, Zero Cpn, 9/30/24 ... 4,115 3,960
6539997.SQ.FTS.B, Zero Cpn, 9/30/24 ... 5,180 4,955
6540423.SQ.FTS.B, Zero Cpn, 9/30/24 ... 621 608
6540518.SQ.FTS.B, Zero Cpn, 9/30/24 ... 1,349 1,286
6540608.SQ.FTS.B, Zero Cpn, 9/30/24 ... 1,257 1,135
6540710.SQ.FTS.B, Zero Cpn, 9/30/24 ... 3,912 3,145
6540849.SQ.FTS.B, Zero Cpn, 9/30/24 ... 19,366 16,658
6541418.SQ.FTS.B, Zero Cpn, 9/30/24 ... 7,767 7,578
6541776.SQ.FTS.B, Zero Cpn, 9/30/24 ... 5,813 5,354
6541945.SQ.FTS.B, Zero Cpn, 9/30/24 ... 6,200 3,720
6542117.SQ.FTS.B, Zero Cpn, 9/30/24 ... 1,091 1,012
6542136.SQ.FTS.B, Zero Cpn, 9/30/24 ... 4,445 4,199
6542615.SQ.FTS.B, Zero Cpn, 9/30/24 ... 8,779 8,280
6542991.SQ.FTS.B, Zero Cpn, 9/30/24 ... 1,266 1,197
6543168.SQ.FTS.B, Zero Cpn, 9/30/24 ... 3,904 2,879
6543316.SQ.FTS.B, Zero Cpn, 9/30/24 ... 3,927 1,072
6543372.SQ.FTS.B, Zero Cpn, 9/30/24 ... 5,885 5,752
6544192.SQ.FTS.B, Zero Cpn, 9/30/24 ... 8,681 8,070
6545499.SQ.FTS.B, Zero Cpn, 9/30/24 ... 7,139 6,120
6545638.SQ.FTS.B, Zero Cpn, 9/30/24 ... 17,556 15,350
6546015.SQ.FTS.B, Zero Cpn, 9/30/24 ... 4,152 3,481
6546434.SQ.FTS.B, Zero Cpn, 9/30/24 ... 14,141 13,920
6547285.SQ.FTS.B, Zero Cpn, 10/01/24 .. 1,520 1,095
6547322.SQ.FTS.B, Zero Cpn, 10/01/24 .. 4,253 3,946
6547733.SQ.FTS.B, Zero Cpn, 10/02/24 .. 1,340 1,137
6547774.SQ.FTS.B, Zero Cpn, 10/02/24 .. 1,986 1,944
6547885.SQ.FTS.B, Zero Cpn, 10/02/24 .. 8,734 6,782
6548015.SQ.FTS.B, Zero Cpn, 10/02/24 .. 2,395 721
6548050.SQ.FTS.B, Zero Cpn, 10/02/24 .. 672 657
6548181.SQ.FTS.B, Zero Cpn, 10/02/24 .. 510 475
6548201.SQ.FTS.B, Zero Cpn, 10/02/24 .. 1,363 1,327
6548473.SQ.FTS.B, Zero Cpn, 10/03/24 .. 996 918
6548822.SQ.FTS.B, Zero Cpn, 10/03/24 .. 1,334 394
6550344.SQ.FTS.B, Zero Cpn, 10/03/24 .. 9,790 9,240
6550899.SQ.FTS.B, Zero Cpn, 10/03/24 .. 4,635 4,559
6551116.SQ.FTS.B, Zero Cpn, 10/03/24 .. 925 673
6551260.SQ.FTS.B, Zero Cpn, 10/03/24 .. 2,432 2,389
6552148.SQ.FTS.B, Zero Cpn, 10/04/24 .. 9,902 8,172
Description
Principal
Amount Value
Block, Inc. (continued)
6552506.SQ.FTS.B, Zero Cpn, 10/04/24 .. $ 707 $ 679
6552552.SQ.FTS.B, Zero Cpn, 10/04/24 .. 1,401 1,201
6552657.SQ.FTS.B, Zero Cpn, 10/04/24 .. 2,586 2,526
6552826.SQ.FTS.B, Zero Cpn, 10/04/24 .. 3,788 3,714
6553314.SQ.FTS.B, Zero Cpn, 10/04/24 .. 12,426 12,108
6553983.SQ.FTS.B, Zero Cpn, 10/04/24 .. 709 681
6554014.SQ.FTS.B, Zero Cpn, 10/04/24 .. 910 867
6554472.SQ.FTS.B, Zero Cpn, 10/04/24 .. 288 285
6554511.SQ.FTS.B, Zero Cpn, 10/04/24 .. 7,544 7,341
6555345.SQ.FTS.B, Zero Cpn, 10/05/24 .. 63 62
6555576.SQ.FTS.B, Zero Cpn, 10/05/24 .. 925 772
6555642.SQ.FTS.B, Zero Cpn, 10/05/24 .. 271 267
6556114.SQ.FTS.B, Zero Cpn, 10/05/24 .. 7,588 7,363
6556853.SQ.FTS.B, Zero Cpn, 10/05/24 .. 1,660 1,603
6557292.SQ.FTS.B, Zero Cpn, 10/05/24 .. 188 185
6557480.SQ.FTS.B, Zero Cpn, 10/05/24 .. 5,452 5,204
6557700.SQ.FTS.B, Zero Cpn, 10/05/24 .. 6,908 6,807
6559553.SQ.FTS.B, Zero Cpn, 10/06/24 .. 1,016 564
6559983.SQ.FTS.B, Zero Cpn, 10/06/24 .. 926 906
6560158.SQ.FTS.B, Zero Cpn, 10/06/24 .. 610 408
6560175.SQ.FTS.B, Zero Cpn, 10/06/24 .. 4,870 2,950
6560340.SQ.FTS.B, Zero Cpn, 10/06/24 .. 9,713 8,468
6560703.SQ.FTS.B, Zero Cpn, 10/06/24 .. 1,411 1,308
6561895.SQ.FTS.B, Zero Cpn, 10/06/24 .. 12,266 8,109
6562417.SQ.FTS.B, Zero Cpn, 10/06/24 .. 777 725
6562473.SQ.FTS.B, Zero Cpn, 10/06/24 .. 16,697 15,954
6563058.SQ.FTS.B, Zero Cpn, 10/07/24 .. 2,643 2,588
6563329.SQ.FTS.B, Zero Cpn, 10/07/24 .. 1,286 1,262
6563453.SQ.FTS.B, Zero Cpn, 10/07/24 .. 10,023 9,850
6564357.SQ.FTS.B, Zero Cpn, 10/07/24 .. 831 806
6564411.SQ.FTS.B, Zero Cpn, 10/07/24 .. 3,300 3,110
6564559.SQ.FTS.B, Zero Cpn, 10/07/24 .. 3,415 3,360
6564739.SQ.FTS.B, Zero Cpn, 10/07/24 .. 4,400 4,277
6565095.SQ.FTS.B, Zero Cpn, 10/07/24 .. 40,247 35,343
6566316.SQ.FTS.B, Zero Cpn, 10/08/24 .. 2,295 2,236
6566507.SQ.FTS.B, Zero Cpn, 10/08/24 .. 832 805
6566537.SQ.FTS.B, Zero Cpn, 10/08/24 .. 2,667 2,580
6566597.SQ.FTS.B, Zero Cpn, 10/08/24 .. 5,470 5,384
6566825.SQ.FTS.B, Zero Cpn, 10/08/24 .. 4,772 4,632
6566926.SQ.FTS.B, Zero Cpn, 10/09/24 .. 2,257 2,221
6567003.SQ.FTS.B, Zero Cpn, 10/09/24 .. 1,911 1,364
6567090.SQ.FTS.B, Zero Cpn, 10/09/24 .. 4,697 3,964
6567177.SQ.FTS.B, Zero Cpn, 10/09/24 .. 1,899 1,866
6567324.SQ.FTS.B, Zero Cpn, 10/09/24 .. 528 520
6567346.SQ.FTS.B, Zero Cpn, 10/09/24 .. 2,141 2,080
6567395.SQ.FTS.B, Zero Cpn, 10/09/24 .. 312 258
6567424.SQ.FTS.B, Zero Cpn, 10/09/24 .. 2,765 2,656
6567760.SQ.FTS.B, Zero Cpn, 10/10/24 .. 999 872
6568147.SQ.FTS.B, Zero Cpn, 10/10/24 .. 8,202 6,371
6568392.SQ.FTS.B, Zero Cpn, 10/10/24 .. 1,696 1,535
6568579.SQ.FTS.B, Zero Cpn, 10/10/24 .. 5,667 4,932
6568799.SQ.FTS.B, Zero Cpn, 10/10/24 .. 981 959
6568858.SQ.FTS.B, Zero Cpn, 10/10/24 .. 1,621 1,599
6568970.SQ.FTS.B, Zero Cpn, 10/10/24 .. 3,245 3,151
6569048.SQ.FTS.B, Zero Cpn, 10/10/24 .. 2,566 2,511
6569224.SQ.FTS.B, Zero Cpn, 10/10/24 .. 84 82
6569449.SQ.FTS.B, Zero Cpn, 10/10/24 .. 773 718
6569483.SQ.FTS.B, Zero Cpn, 10/10/24 .. 547 519

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6569506.SQ.FTS.B, Zero Cpn, 10/10/24 .. $ 1,636 $ 1,539
6569526.SQ.FTS.B, Zero Cpn, 10/10/24 .. 16,333 14,082
6570126.SQ.FTS.B, Zero Cpn, 10/10/24 .. 2,448 2,402
6570268.SQ.FTS.B, Zero Cpn, 10/10/24 .. 646 621
6570382.SQ.FTS.B, Zero Cpn, 10/10/24 .. 8,264 2,321
6570471.SQ.FTS.B, Zero Cpn, 10/10/24 .. 19,312 18,936
6571312.SQ.FTS.B, Zero Cpn, 10/11/24 .. 2,633 2,215
6572022.SQ.FTS.B, Zero Cpn, 10/11/24 .. 2,778 2,575
6572299.SQ.FTS.B, Zero Cpn, 10/11/24 .. 985 552
6572324.SQ.FTS.B, Zero Cpn, 10/11/24 .. 5,825 4,977
6572610.SQ.FTS.B, Zero Cpn, 10/11/24 .. 2,559 2,510
6573238.SQ.FTS.B, Zero Cpn, 10/11/24 .. 1,567 1,547
6573331.SQ.FTS.B, Zero Cpn, 10/11/24 .. 17,902 17,662
6574362.SQ.FTS.B, Zero Cpn, 10/11/24 .. 8,369 7,749
6574562.SQ.FTS.B, Zero Cpn, 10/11/24 .. 20,792 19,975
6577330.SQ.FTS.B, Zero Cpn, 10/12/24 .. 2,843 2,730
6577490.SQ.FTS.B, Zero Cpn, 10/12/24 .. 1,849 1,832
6577782.SQ.FTS.B, Zero Cpn, 10/12/24 .. 1,380 1,313
6579843.SQ.FTS.B, Zero Cpn, 10/13/24 .. 1,143 1,066
6580088.SQ.FTS.B, Zero Cpn, 10/13/24 .. 692 436
6580109.SQ.FTS.B, Zero Cpn, 10/13/24 .. 15,149 14,614
6580992.SQ.FTS.B, Zero Cpn, 10/13/24 .. 1,022 992
6581041.SQ.FTS.B, Zero Cpn, 10/13/24 .. 154 151
6581125.SQ.FTS.B, Zero Cpn, 10/13/24 .. 3,576 3,499
6581490.SQ.FTS.B, Zero Cpn, 10/13/24 .. 2,902 2,822
6581619.SQ.FTS.B, Zero Cpn, 10/13/24 .. 8,847 5,436
6581802.SQ.FTS.B, Zero Cpn, 10/13/24 .. 72 71
6582332.SQ.FTS.B, Zero Cpn, 10/13/24 .. 23,313 22,783
6583260.SQ.FTS.B, Zero Cpn, 10/13/24 .. 19,967 19,412
6584579.SQ.FTS.B, Zero Cpn, 10/14/24 .. 648 362
6584597.SQ.FTS.B, Zero Cpn, 10/14/24 .. 2,685 2,642
6584924.SQ.FTS.B, Zero Cpn, 10/14/24 .. 3,349 3,274
6585051.SQ.FTS.B, Zero Cpn, 10/14/24 .. 7,138 6,261
6585259.SQ.FTS.B, Zero Cpn, 10/14/24 .. 244 242
6585282.SQ.FTS.B, Zero Cpn, 10/14/24 .. 1,435 1,416
6585949.SQ.FTS.B, Zero Cpn, 10/14/24 .. 830 820
6586088.SQ.FTS.B, Zero Cpn, 10/14/24 .. 3,675 3,538
6586273.SQ.FTS.B, Zero Cpn, 10/14/24 .. 2,208 2,125
6586446.SQ.FTS.B, Zero Cpn, 10/14/24 .. 4,570 2,350
6587229.SQ.FTS.B, Zero Cpn, 10/15/24 .. 12,545 10,734
6587437.SQ.FTS.B, Zero Cpn, 10/16/24 .. 1,019 334
6587487.SQ.FTS.B, Zero Cpn, 10/16/24 .. 1,348 1,326
6587578.SQ.FTS.B, Zero Cpn, 10/16/24 .. 304 296
6587592.SQ.FTS.B, Zero Cpn, 10/16/24 .. 2,201 2,174
6587814.SQ.FTS.B, Zero Cpn, 10/16/24 .. 2,486 2,413
6587897.SQ.FTS.B, Zero Cpn, 10/16/24 .. 2,729 2,358
6588397.SQ.FTS.B, Zero Cpn, 10/17/24 .. 2,472 1,999
6588517.SQ.FTS.B, Zero Cpn, 10/17/24 .. 5,428 4,831
6589068.SQ.FTS.B, Zero Cpn, 10/17/24 .. 6,446 4,997
6589245.SQ.FTS.B, Zero Cpn, 10/17/24 .. 503 408
6589273.SQ.FTS.B, Zero Cpn, 10/17/24 .. 4,056 3,806
6589618.SQ.FTS.B, Zero Cpn, 10/17/24 .. 2,240 1,739
6589839.SQ.FTS.B, Zero Cpn, 10/17/24 .. 324 316
6589973.SQ.FTS.B, Zero Cpn, 10/17/24 .. 1,210 1,192
6590392.SQ.FTS.B, Zero Cpn, 10/17/24 .. 2,173 2,084
6590448.SQ.FTS.B, Zero Cpn, 10/17/24 .. 3,074 2,085
6590645.SQ.FTS.B, Zero Cpn, 10/17/24 .. 5,044 4,723
6590762.SQ.FTS.B, Zero Cpn, 10/17/24 .. 2,055 1,965
Description
Principal
Amount Value
Block, Inc. (continued)
6590809.SQ.FTS.B, Zero Cpn, 10/17/24 .. $ 12,779 $ 10,989
6591011.SQ.FTS.B, Zero Cpn, 10/17/24 .. 3,290 3,199
6591093.SQ.FTS.B, Zero Cpn, 10/17/24 .. 210 209
6591144.SQ.FTS.B, Zero Cpn, 10/17/24 .. 190 188
6591176.SQ.FTS.B, Zero Cpn, 10/17/24 .. 4,513 3,608
6591260.SQ.FTS.B, Zero Cpn, 10/17/24 .. 2,973 975
6591356.SQ.FTS.B, Zero Cpn, 10/17/24 .. 532 469
6591394.SQ.FTS.B, Zero Cpn, 10/17/24 .. 122 120
6591397.SQ.FTS.B, Zero Cpn, 10/17/24 .. 21,650 21,318
6591713.SQ.FTS.B, Zero Cpn, 10/18/24 .. 2,307 1,943
6591824.SQ.FTS.B, Zero Cpn, 10/18/24 .. 387 372
6592231.SQ.FTS.B, Zero Cpn, 10/18/24 .. 1,417 1,196
6592723.SQ.FTS.B, Zero Cpn, 10/18/24 .. 2,734 2,646
6592814.SQ.FTS.B, Zero Cpn, 10/18/24 .. 1,165 1,118
6592995.SQ.FTS.B, Zero Cpn, 10/18/24 .. 6,070 5,828
6593217.SQ.FTS.B, Zero Cpn, 10/18/24 .. 5,560 2,050
6593421.SQ.FTS.B, Zero Cpn, 10/18/24 .. 1,237 1,080
6593461.SQ.FTS.B, Zero Cpn, 10/18/24 .. 548 528
6593525.SQ.FTS.B, Zero Cpn, 10/18/24 .. 2,653 2,622
6593667.SQ.FTS.B, Zero Cpn, 10/18/24 .. 513 496
6593687.SQ.FTS.B, Zero Cpn, 10/18/24 .. 5,151 4,918
6593772.SQ.FTS.B, Zero Cpn, 10/18/24 .. 7,748 2,857
6594012.SQ.FTS.B, Zero Cpn, 10/18/24 .. 2,097 2,017
6594145.SQ.FTS.B, Zero Cpn, 10/18/24 .. 39,201 35,473
6594542.SQ.FTS.B, Zero Cpn, 10/19/24 .. 1,024 1,010
6594679.SQ.FTS.B, Zero Cpn, 10/19/24 .. 20,646 15,225
6595988.SQ.FTS.B, Zero Cpn, 10/19/24 .. 14,783 13,156
6596418.SQ.FTS.B, Zero Cpn, 10/19/24 .. 1,707 1,510
6596486.SQ.FTS.B, Zero Cpn, 10/19/24 .. 11,522 11,083
6596636.SQ.FTS.B, Zero Cpn, 10/19/24 .. 1,775 1,054
6596666.SQ.FTS.B, Zero Cpn, 10/19/24 .. 144 139
6596737.SQ.FTS.B, Zero Cpn, 10/19/24 .. 654 640
6596777.SQ.FTS.B, Zero Cpn, 10/19/24 .. 520 500
6596810.SQ.FTS.B, Zero Cpn, 10/19/24 .. 4,470 3,655
6596914.SQ.FTS.B, Zero Cpn, 10/19/24 .. 4,364 3,886
6597008.SQ.FTS.B, Zero Cpn, 10/19/24 .. 8,757 7,971
6598689.SQ.FTS.B, Zero Cpn, 10/20/24 .. 11,243 11,106
6599802.SQ.FTS.B, Zero Cpn, 10/20/24 .. 1,764 1,699
6600075.SQ.FTS.B, Zero Cpn, 10/20/24 .. 2,826 2,748
6600413.SQ.FTS.B, Zero Cpn, 10/20/24 .. 537 521
6600435.SQ.FTS.B, Zero Cpn, 10/20/24 .. 842 828
6601311.SQ.FTS.B, Zero Cpn, 10/20/24 .. 792 693
6601362.SQ.FTS.B, Zero Cpn, 10/20/24 .. 3,158 2,994
6601765.SQ.FTS.B, Zero Cpn, 10/21/24 .. 2,098 1,905
6602001.SQ.FTS.B, Zero Cpn, 10/21/24 .. 3,652 3,540
6602146.SQ.FTS.B, Zero Cpn, 10/21/24 .. 887 875
6602223.SQ.FTS.B, Zero Cpn, 10/21/24 .. 1,795 1,757
6602365.SQ.FTS.B, Zero Cpn, 10/21/24 .. 883 866
6602407.SQ.FTS.B, Zero Cpn, 10/21/24 .. 1,652 1,593
6602599.SQ.FTS.B, Zero Cpn, 10/21/24 .. 1,409 1,362
6602690.SQ.FTS.B, Zero Cpn, 10/21/24 .. 3,079 2,994
6602878.SQ.FTS.B, Zero Cpn, 10/21/24 .. 9,996 9,799
6603691.SQ.FTS.B, Zero Cpn, 10/21/24 .. 326 310
6603755.SQ.FTS.B, Zero Cpn, 10/21/24 .. 2,410 2,370
6604014.SQ.FTS.B, Zero Cpn, 10/21/24 .. 7,767 7,671
6604386.SQ.FTS.B, Zero Cpn, 10/22/24 .. 2,401 2,351
6604465.SQ.FTS.B, Zero Cpn, 10/22/24 .. 3,143 2,648
6604669.SQ.FTS.B, Zero Cpn, 10/22/24 .. 2,022 1,981

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6604730.SQ.FTS.B, Zero Cpn, 10/22/24 .. $ 3,029 $ 2,953
6604810.SQ.FTS.B, Zero Cpn, 10/22/24 .. 4,068 3,292
6604860.SQ.FTS.B, Zero Cpn, 10/22/24 .. 532 504
6604995.SQ.FTS.B, Zero Cpn, 10/23/24 .. 5,359 5,164
6605118.SQ.FTS.B, Zero Cpn, 10/23/24 .. 5,245 5,058
6605221.SQ.FTS.B, Zero Cpn, 10/23/24 .. 2,241 2,193
6605264.SQ.FTS.B, Zero Cpn, 10/23/24 .. 1,084 1,051
6605289.SQ.FTS.B, Zero Cpn, 10/23/24 .. 6,363 6,141
6605402.SQ.FTS.B, Zero Cpn, 10/23/24 .. 5,532 5,382
6606108.SQ.FTS.B, Zero Cpn, 10/24/24 .. 3,326 3,032
6606338.SQ.FTS.B, Zero Cpn, 10/24/24 .. 2,850 2,765
6606465.SQ.FTS.B, Zero Cpn, 10/24/24 .. 1,218 1,167
6606533.SQ.FTS.B, Zero Cpn, 10/24/24 .. 550 539
6606591.SQ.FTS.B, Zero Cpn, 10/24/24 .. 1,977 1,955
6606769.SQ.FTS.B, Zero Cpn, 10/24/24 .. 397 392
6606806.SQ.FTS.B, Zero Cpn, 10/24/24 .. 2,499 2,459
6607036.SQ.FTS.B, Zero Cpn, 10/24/24 .. 1,396 1,354
6607128.SQ.FTS.B, Zero Cpn, 10/24/24 .. 209 207
6607285.SQ.FTS.B, Zero Cpn, 10/24/24 .. 24,187 20,798
6607707.SQ.FTS.B, Zero Cpn, 10/24/24 .. 14,544 14,351
6608348.SQ.FTS.B, Zero Cpn, 10/24/24 .. 2,011 1,972
6608404.SQ.FTS.B, Zero Cpn, 10/24/24 .. 364 290
6608453.SQ.FTS.B, Zero Cpn, 10/24/24 .. 851 664
6608473.SQ.FTS.B, Zero Cpn, 10/24/24 .. 33,633 32,595
6608757.SQ.FTS.B, Zero Cpn, 10/25/24 .. 584 577
6608829.SQ.FTS.B, Zero Cpn, 10/25/24 .. 8,437 8,227
6609060.SQ.FTS.B, Zero Cpn, 10/25/24 .. 1,026 1,013
6609718.SQ.FTS.B, Zero Cpn, 10/25/24 .. 3,248 3,204
6609951.SQ.FTS.B, Zero Cpn, 10/25/24 .. 2,028 1,218
6610038.SQ.FTS.B, Zero Cpn, 10/25/24 .. 3,038 2,987
6610206.SQ.FTS.B, Zero Cpn, 10/25/24 .. 1,547 1,500
6610431.SQ.FTS.B, Zero Cpn, 10/25/24 .. 504 492
6610631.SQ.FTS.B, Zero Cpn, 10/25/24 .. 5,670 4,974
6610840.SQ.FTS.B, Zero Cpn, 10/25/24 .. 697 683
6610852.SQ.FTS.B, Zero Cpn, 10/25/24 .. 4,096 3,906
6610974.SQ.FTS.B, Zero Cpn, 10/25/24 .. 1,048 1,009
6611167.SQ.FTS.B, Zero Cpn, 10/25/24 .. 1,975 1,934
6611256.SQ.FTS.B, Zero Cpn, 10/25/24 .. 5,435 4,980
6611489.SQ.FTS.B, Zero Cpn, 10/25/24 .. 14,933 14,729
6612198.SQ.FTS.B, Zero Cpn, 10/26/24 .. 2,034 1,931
6612273.SQ.FTS.B, Zero Cpn, 10/26/24 .. 1,019 624
6613074.SQ.FTS.B, Zero Cpn, 10/26/24 .. 6,057 5,936
6613579.SQ.FTS.B, Zero Cpn, 10/26/24 .. 2,061 2,048
6614973.SQ.FTS.B, Zero Cpn, 10/26/24 .. 1,121 1,079
6617231.SQ.FTS.B, Zero Cpn, 10/27/24 .. 971 656
6618039.SQ.FTS.B, Zero Cpn, 10/27/24 .. 6,811 6,521
6618546.SQ.FTS.B, Zero Cpn, 10/27/24 .. 1,939 1,623
6618691.SQ.FTS.B, Zero Cpn, 10/27/24 .. 3,300 3,110
6618920.SQ.FTS.B, Zero Cpn, 10/27/24 .. 2,855 2,675
6619063.SQ.FTS.B, Zero Cpn, 10/27/24 .. 1,449 1,424
6619187.SQ.FTS.B, Zero Cpn, 10/27/24 .. 3,273 3,194
6619662.SQ.FTS.B, Zero Cpn, 10/27/24 .. 556 552
6619698.SQ.FTS.B, Zero Cpn, 10/27/24 .. 268 262
6619919.SQ.FTS.B, Zero Cpn, 10/27/24 .. 3,927 3,523
6620032.SQ.FTS.B, Zero Cpn, 10/27/24 .. 2,192 2,017
6620057.SQ.FTS.B, Zero Cpn, 10/27/24 .. 4,385 4,319
6620364.SQ.FTS.B, Zero Cpn, 10/27/24 .. 1,639 1,616
6620488.SQ.FTS.B, Zero Cpn, 10/28/24 .. 4,642 3,975
Description
Principal
Amount Value
Block, Inc. (continued)
6620662.SQ.FTS.B, Zero Cpn, 10/28/24 .. $ 2,878 $ 2,791
6620818.SQ.FTS.B, Zero Cpn, 10/28/24 .. 1,561 1,541
6620894.SQ.FTS.B, Zero Cpn, 10/28/24 .. 1,008 993
6620991.SQ.FTS.B, Zero Cpn, 10/28/24 .. 5,191 5,068
6621287.SQ.FTS.B, Zero Cpn, 10/28/24 .. 6,140 5,069
6621431.SQ.FTS.B, Zero Cpn, 10/28/24 .. 2,181 2,146
6621776.SQ.FTS.B, Zero Cpn, 10/28/24 .. 2,635 2,610
6621897.SQ.FTS.B, Zero Cpn, 10/28/24 .. 1,985 1,357
6621931.SQ.FTS.B, Zero Cpn, 10/28/24 .. 3,483 3,208
6622085.SQ.FTS.B, Zero Cpn, 10/28/24 .. 349 238
6622333.SQ.FTS.B, Zero Cpn, 10/28/24 .. 2,861 2,697
6622368.SQ.FTS.B, Zero Cpn, 10/28/24 .. 3,485 2,799
6622441.SQ.FTS.B, Zero Cpn, 10/28/24 .. 4,999 4,870
6622719.SQ.FTS.B, Zero Cpn, 10/28/24 .. 2,874 2,835
6622871.SQ.FTS.B, Zero Cpn, 10/28/24 .. 1,729 1,708
6623203.SQ.FTS.B, Zero Cpn, 10/28/24 .. 22,497 22,092
6624087.SQ.FTS.B, Zero Cpn, 10/28/24 .. 2,947 2,909
6624125.SQ.FTS.B, Zero Cpn, 10/29/24 .. 6,155 5,970
6624304.SQ.FTS.B, Zero Cpn, 10/29/24 .. 4,983 4,716
6624528.SQ.FTS.B, Zero Cpn, 10/29/24 .. 4,977 4,461
6624673.SQ.FTS.B, Zero Cpn, 10/29/24 .. 3,284 3,185
6624780.SQ.FTS.B, Zero Cpn, 10/29/24 .. 984 973
6624836.SQ.FTS.B, Zero Cpn, 10/29/24 .. 352 323
6624846.SQ.FTS.B, Zero Cpn, 10/29/24 .. 1,729 1,642
6624887.SQ.FTS.B, Zero Cpn, 10/30/24 .. 617 603
6624917.SQ.FTS.B, Zero Cpn, 10/30/24 .. 2,761 2,296
6624976.SQ.FTS.B, Zero Cpn, 10/30/24 .. 4,926 3,792
6625311.SQ.FTS.B, Zero Cpn, 10/30/24 .. 700 680
6625335.SQ.FTS.B, Zero Cpn, 10/30/24 .. 9,258 8,867
6626543.SQ.FTS.B, Zero Cpn, 11/01/24 .. 4,637 4,499
6627123.SQ.FTS.B, Zero Cpn, 11/01/24 .. 626 612
6627159.SQ.FTS.B, Zero Cpn, 11/01/24 .. 1,421 1,149
6627196.SQ.FTS.B, Zero Cpn, 11/01/24 .. 337 294
6627207.SQ.FTS.B, Zero Cpn, 11/01/24 .. 6,832 6,112
6627396.SQ.FTS.B, Zero Cpn, 11/01/24 .. 8,593 5,513
6627640.SQ.FTS.B, Zero Cpn, 11/01/24 .. 4,568 4,100
6627766.SQ.FTS.B, Zero Cpn, 11/01/24 .. 949 921
6627891.SQ.FTS.B, Zero Cpn, 11/01/24 .. 1,437 1,421
6627973.SQ.FTS.B, Zero Cpn, 11/01/24 .. 14,866 13,343
6628375.SQ.FTS.B, Zero Cpn, 11/01/24 .. 1,628 1,604
6628517.SQ.FTS.B, Zero Cpn, 11/01/24 .. 1,357 1,338
6628679.SQ.FTS.B, Zero Cpn, 11/01/24 .. 1,972 1,955
6628804.SQ.FTS.B, Zero Cpn, 11/01/24 .. 1,330 1,029
6628958.SQ.FTS.B, Zero Cpn, 11/01/24 .. 6,092 6,006
6629556.SQ.FTS.B, Zero Cpn, 11/01/24 .. 672 585
6629752.SQ.FTS.B, Zero Cpn, 11/02/24 .. 4,383 4,126
6629835.SQ.FTS.B, Zero Cpn, 11/02/24 .. 4,323 4,201
6630070.SQ.FTS.B, Zero Cpn, 11/02/24 .. 4,093 3,668
6630719.SQ.FTS.B, Zero Cpn, 11/02/24 .. 3,457 3,258
6631373.SQ.FTS.B, Zero Cpn, 11/02/24 .. 7,077 6,904
6631659.SQ.FTS.B, Zero Cpn, 11/02/24 .. 5,893 3,027
6632018.SQ.FTS.B, Zero Cpn, 11/02/24 .. 3,161 3,034
6632099.SQ.FTS.B, Zero Cpn, 11/02/24 .. 1,510 1,478
6632319.SQ.FTS.B, Zero Cpn, 11/02/24 .. 371 358
6632334.SQ.FTS.B, Zero Cpn, 11/02/24 .. 887 841
6632401.SQ.FTS.B, Zero Cpn, 11/02/24 .. 5,361 5,183
6632557.SQ.FTS.B, Zero Cpn, 11/02/24 .. 2,810 2,766
6632702.SQ.FTS.B, Zero Cpn, 11/02/24 .. 1,672 1,563

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6632762.SQ.FTS.B, Zero Cpn, 11/02/24 .. $ 3,475 $ 3,352
6633033.SQ.FTS.B, Zero Cpn, 11/02/24 .. 12,316 9,525
6633298.SQ.FTS.B, Zero Cpn, 11/03/24 .. 705 652
6633896.SQ.FTS.B, Zero Cpn, 11/03/24 .. 9,617 6,081
6634134.SQ.FTS.B, Zero Cpn, 11/03/24 .. 438 434
6634196.SQ.FTS.B, Zero Cpn, 11/03/24 .. 11,820 11,586
6634676.SQ.FTS.B, Zero Cpn, 11/03/24 .. 2,654 2,604
6634815.SQ.FTS.B, Zero Cpn, 11/03/24 .. 4,445 4,350
6634956.SQ.FTS.B, Zero Cpn, 11/03/24 .. 308 296
6635028.SQ.FTS.B, Zero Cpn, 11/03/24 .. 12,448 11,051
6635230.SQ.FTS.B, Zero Cpn, 11/03/24 .. 61,854 33,592
6635985.SQ.FTS.B, Zero Cpn, 11/03/24 .. 3,702 3,530
6636058.SQ.FTS.B, Zero Cpn, 11/03/24 .. 6,232 6,071
6637835.SQ.FTS.B, Zero Cpn, 11/04/24 .. 2,396 2,154
6637900.SQ.FTS.B, Zero Cpn, 11/04/24 .. 5,224 4,948
6638103.SQ.FTS.B, Zero Cpn, 11/04/24 .. 5,040 4,935
6638346.SQ.FTS.B, Zero Cpn, 11/04/24 .. 1,392 1,311
6638697.SQ.FTS.B, Zero Cpn, 11/04/24 .. 345 337
6638729.SQ.FTS.B, Zero Cpn, 11/04/24 .. 3,962 3,573
6638912.SQ.FTS.B, Zero Cpn, 11/04/24 .. 1,355 1,334
6638971.SQ.FTS.B, Zero Cpn, 11/04/24 .. 1,193 1,166
6639023.SQ.FTS.B, Zero Cpn, 11/04/24 .. 1,305 1,262
6639101.SQ.FTS.B, Zero Cpn, 11/04/24 .. 2,453 2,351
6639172.SQ.FTS.B, Zero Cpn, 11/04/24 .. 10,338 10,081
6639582.SQ.FTS.B, Zero Cpn, 11/04/24 .. 354 249
6639606.SQ.FTS.B, Zero Cpn, 11/04/24 .. 339 240
6639624.SQ.FTS.B, Zero Cpn, 11/04/24 .. 12,425 11,859
6640359.SQ.FTS.B, Zero Cpn, 11/04/24 .. 1,619 1,270
6640407.SQ.FTS.B, Zero Cpn, 11/04/24 .. 3,619 3,528
6640556.SQ.FTS.B, Zero Cpn, 11/04/24 .. 11,851 11,524
6640918.SQ.FTS.B, Zero Cpn, 11/04/24 .. 8,967 8,821
6641367.SQ.FTS.B, Zero Cpn, 11/05/24 .. 2,862 2,726
6641603.SQ.FTS.B, Zero Cpn, 11/05/24 .. 1,337 1,213
6641681.SQ.FTS.B, Zero Cpn, 11/05/24 .. 9,247 7,909
6642135.SQ.FTS.B, Zero Cpn, 11/05/24 .. 4,371 4,186
6642416.SQ.FTS.B, Zero Cpn, 11/05/24 .. 22,280 21,922
6643446.SQ.FTS.B, Zero Cpn, 11/05/24 .. 2,476 2,413
6643585.SQ.FTS.B, Zero Cpn, 11/05/24 .. 5,191 4,034
6643735.SQ.FTS.B, Zero Cpn, 11/05/24 .. 6,190 6,060
6643896.SQ.FTS.B, Zero Cpn, 11/05/24 .. 3,222 2,316
6643921.SQ.FTS.B, Zero Cpn, 11/05/24 .. 382 375
6644288.SQ.FTS.B, Zero Cpn, 11/05/24 .. 2,047 2,014
6644423.SQ.FTS.B, Zero Cpn, 11/05/24 .. 3,739 3,083
6644507.SQ.FTS.B, Zero Cpn, 11/05/24 .. 745 736
6644529.SQ.FTS.B, Zero Cpn, 11/05/24 .. 6,554 6,451
6644624.SQ.FTS.B, Zero Cpn, 11/06/24 .. 3,656 3,626
6644797.SQ.FTS.B, Zero Cpn, 11/06/24 .. 4,300 2,251
6644879.SQ.FTS.B, Zero Cpn, 11/06/24 .. 2,135 2,075
6645087.SQ.FTS.B, Zero Cpn, 11/06/24 .. 643 485
6645117.SQ.FTS.B, Zero Cpn, 11/06/24 .. 1,346 1,318
6645156.SQ.FTS.B, Zero Cpn, 11/06/24 .. 18,045 17,021
6645579.SQ.FTS.B, Zero Cpn, 11/07/24 .. 6,211 5,236
6645699.SQ.FTS.B, Zero Cpn, 11/07/24 .. 2,811 2,744
6645770.SQ.FTS.B, Zero Cpn, 11/07/24 .. 4,830 4,717
6646196.SQ.FTS.B, Zero Cpn, 11/08/24 .. 345 333
6646222.SQ.FTS.B, Zero Cpn, 11/08/24 .. 4,695 4,565
6646624.SQ.FTS.B, Zero Cpn, 11/08/24 .. 3,395 3,171
6647044.SQ.FTS.B, Zero Cpn, 11/08/24 .. 2,602 2,527
Description
Principal
Amount Value
Block, Inc. (continued)
6647164.SQ.FTS.B, Zero Cpn, 11/08/24 .. $ 17,129 $ 16,279
6648056.SQ.FTS.B, Zero Cpn, 11/08/24 .. 2,235 1,969
6648123.SQ.FTS.B, Zero Cpn, 11/08/24 .. 2,790 2,732
6648200.SQ.FTS.B, Zero Cpn, 11/08/24 .. 3,624 2,980
6648246.SQ.FTS.B, Zero Cpn, 11/08/24 .. 686 637
6648768.SQ.FTS.B, Zero Cpn, 11/08/24 .. 3,359 3,111
6648850.SQ.FTS.B, Zero Cpn, 11/08/24 .. 7,614 7,428
6649116.SQ.FTS.B, Zero Cpn, 11/08/24 .. 4,708 4,641
6649499.SQ.FTS.B, Zero Cpn, 11/09/24 .. 1,237 1,189
6649787.SQ.FTS.B, Zero Cpn, 11/09/24 .. 1,975 1,753
6649914.SQ.FTS.B, Zero Cpn, 11/09/24 .. 1,016 993
6650053.SQ.FTS.B, Zero Cpn, 11/09/24 .. 1,564 1,194
6650152.SQ.FTS.B, Zero Cpn, 11/09/24 .. 7,805 7,509
6650823.SQ.FTS.B, Zero Cpn, 11/09/24 .. 9,639 9,367
6651239.SQ.FTS.B, Zero Cpn, 11/09/24 .. 9,950 7,778
6651430.SQ.FTS.B, Zero Cpn, 11/09/24 .. 28,501 25,525
6652169.SQ.FTS.B, Zero Cpn, 11/09/24 .. 531 525
6652219.SQ.FTS.B, Zero Cpn, 11/09/24 .. 1,392 1,314
6653226.SQ.FTS.B, Zero Cpn, 11/10/24 .. 12,901 12,305
6653839.SQ.FTS.B, Zero Cpn, 11/10/24 .. 768 677
6653934.SQ.FTS.B, Zero Cpn, 11/10/24 .. 2,371 2,203
6654083.SQ.FTS.B, Zero Cpn, 11/10/24 .. 2,989 2,896
6654220.SQ.FTS.B, Zero Cpn, 11/10/24 .. 2,384 2,310
6654358.SQ.FTS.B, Zero Cpn, 11/10/24 .. 7,136 6,739
6654537.SQ.FTS.B, Zero Cpn, 11/10/24 .. 4,074 3,646
6654689.SQ.FTS.B, Zero Cpn, 11/10/24 .. 3,015 2,863
6654954.SQ.FTS.B, Zero Cpn, 11/10/24 .. 6,082 5,861
6655118.SQ.FTS.B, Zero Cpn, 11/10/24 .. 8,402 8,094
6655481.SQ.FTS.B, Zero Cpn, 11/10/24 .. 2,398 2,075
6655664.SQ.FTS.B, Zero Cpn, 11/10/24 .. 3,981 3,649
6655841.SQ.FTS.B, Zero Cpn, 11/10/24 .. 5,898 5,737
6657913.SQ.FTS.B, Zero Cpn, 11/11/24 .. 2,535 2,487
6658300.SQ.FTS.B, Zero Cpn, 11/11/24 .. 10,317 9,320
6658771.SQ.FTS.B, Zero Cpn, 11/11/24 .. 418 307
6658793.SQ.FTS.B, Zero Cpn, 11/11/24 .. 2,535 2,493
6658933.SQ.FTS.B, Zero Cpn, 11/11/24 .. 4,764 4,543
6659781.SQ.FTS.B, Zero Cpn, 11/11/24 .. 7,118 6,832
6660041.SQ.FTS.B, Zero Cpn, 11/11/24 .. 12,995 12,718
6660473.SQ.FTS.B, Zero Cpn, 11/11/24 .. 34,812 29,423
6661464.SQ.FTS.B, Zero Cpn, 11/11/24 .. 5,663 5,440
6661589.SQ.FTS.B, Zero Cpn, 11/12/24 .. 4,620 4,521
6662583.SQ.FTS.B, Zero Cpn, 11/12/24 .. 889 855
6662803.SQ.FTS.B, Zero Cpn, 11/12/24 .. 3,220 3,065
6664757.SQ.FTS.B, Zero Cpn, 11/13/24 .. 9,121 8,409
6664909.SQ.FTS.B, Zero Cpn, 11/13/24 .. 4,025 3,849
6664996.SQ.FTS.B, Zero Cpn, 11/13/24 .. 4,601 4,132
6665148.SQ.FTS.B, Zero Cpn, 11/13/24 .. 7,580 7,367
6665366.SQ.FTS.B, Zero Cpn, 11/13/24 .. 1,170 1,136
6665406.SQ.FTS.B, Zero Cpn, 11/13/24 .. 1,847 1,402
6665440.SQ.FTS.B, Zero Cpn, 11/13/24 .. 8,557 6,686
6665603.SQ.FTS.B, Zero Cpn, 11/14/24 .. 818 803
6665633.SQ.FTS.B, Zero Cpn, 11/14/24 .. 2,656 2,420
6665683.SQ.FTS.B, Zero Cpn, 11/14/24 .. 752 733
6665714.SQ.FTS.B, Zero Cpn, 11/14/24 .. 4,635 4,403
6665907.SQ.FTS.B, Zero Cpn, 11/14/24 .. 4,322 3,928
6666031.SQ.FTS.B, Zero Cpn, 11/14/24 .. 3,399 1,241
6666069.SQ.FTS.B, Zero Cpn, 11/14/24 .. 6,694 6,569
6666475.SQ.FTS.B, Zero Cpn, 11/15/24 .. 3,070 1,311

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6666594.SQ.FTS.B, Zero Cpn, 11/15/24 .. $ 1,999 $ 1,526
6666636.SQ.FTS.B, Zero Cpn, 11/15/24 .. 1,040 1,018
6666734.SQ.FTS.B, Zero Cpn, 11/15/24 .. 3,779 3,432
6667033.SQ.FTS.B, Zero Cpn, 11/15/24 .. 4,873 4,588
6667225.SQ.FTS.B, Zero Cpn, 11/15/24 .. 573 388
6667236.SQ.FTS.B, Zero Cpn, 11/15/24 .. 5,897 5,585
6667810.SQ.FTS.B, Zero Cpn, 11/15/24 .. 3,055 1,597
6668132.SQ.FTS.B, Zero Cpn, 11/15/24 .. 2,623 2,593
6668228.SQ.FTS.B, Zero Cpn, 11/15/24 .. 2,366 2,280
6668645.SQ.FTS.B, Zero Cpn, 11/15/24 .. 1,653 1,605
6668711.SQ.FTS.B, Zero Cpn, 11/15/24 .. 9,531 9,177
6669028.SQ.FTS.B, Zero Cpn, 11/15/24 .. 2,303 828
6669068.SQ.FTS.B, Zero Cpn, 11/15/24 .. 827 813
6669109.SQ.FTS.B, Zero Cpn, 11/15/24 .. 467 442
6669140.SQ.FTS.B, Zero Cpn, 11/15/24 .. 3,846 3,448
6669224.SQ.FTS.B, Zero Cpn, 11/15/24 .. 579 505
6669266.SQ.FTS.B, Zero Cpn, 11/15/24 .. 14,064 13,213
6670038.SQ.FTS.B, Zero Cpn, 11/16/24 .. 1,577 1,543
6670139.SQ.FTS.B, Zero Cpn, 11/16/24 .. 13,625 13,229
6671040.SQ.FTS.B, Zero Cpn, 11/16/24 .. 3,214 3,180
6671308.SQ.FTS.B, Zero Cpn, 11/16/24 .. 7,057 6,352
6671496.SQ.FTS.B, Zero Cpn, 11/16/24 .. 29,921 28,989
6672691.SQ.FTS.B, Zero Cpn, 11/16/24 .. 2,948 2,861
6672979.SQ.FTS.B, Zero Cpn, 11/16/24 .. 1,057 1,001
6673149.SQ.FTS.B, Zero Cpn, 11/16/24 .. 16,237 15,746
6674161.SQ.FTS.B, Zero Cpn, 11/17/24 .. 404 398
6674204.SQ.FTS.B, Zero Cpn, 11/17/24 .. 2,805 2,695
6674370.SQ.FTS.B, Zero Cpn, 11/17/24 .. 13,529 8,987
6674734.SQ.FTS.B, Zero Cpn, 11/17/24 .. 11,372 10,573
6675328.SQ.FTS.B, Zero Cpn, 11/17/24 .. 4,464 4,429
6675685.SQ.FTS.B, Zero Cpn, 11/17/24 .. 9,480 5,344
6675824.SQ.FTS.B, Zero Cpn, 11/17/24 .. 3,778 3,552
6675956.SQ.FTS.B, Zero Cpn, 11/17/24 .. 772 752
6676032.SQ.FTS.B, Zero Cpn, 11/17/24 .. 7,630 7,272
6676291.SQ.FTS.B, Zero Cpn, 11/17/24 .. 3,524 2,621
6676371.SQ.FTS.B, Zero Cpn, 11/17/24 .. 13,859 9,661
6676599.SQ.FTS.B, Zero Cpn, 11/17/24 .. 5,032 4,885
6678246.SQ.FTS.B, Zero Cpn, 11/18/24 .. 828 703
6678307.SQ.FTS.B, Zero Cpn, 11/18/24 .. 2,000 1,885
6678361.SQ.FTS.B, Zero Cpn, 11/18/24 .. 774 738
6678386.SQ.FTS.B, Zero Cpn, 11/18/24 .. 499 470
6678591.SQ.FTS.B, Zero Cpn, 11/18/24 .. 3,931 3,443
6678676.SQ.FTS.B, Zero Cpn, 11/18/24 .. 10,636 10,264
6679804.SQ.FTS.B, Zero Cpn, 11/18/24 .. 1,969 1,936
6679967.SQ.FTS.B, Zero Cpn, 11/18/24 .. 76,953 57,377
6681296.SQ.FTS.B, Zero Cpn, 11/18/24 .. 1,552 1,485
6681711.SQ.FTS.B, Zero Cpn, 11/19/24 .. 3,792 3,655
6681923.SQ.FTS.B, Zero Cpn, 11/19/24 .. 19,422 18,789
6682978.SQ.FTS.B, Zero Cpn, 11/19/24 .. 7,994 7,750
6683503.SQ.FTS.B, Zero Cpn, 11/19/24 .. 5,750 5,235
6683681.SQ.FTS.B, Zero Cpn, 11/19/24 .. 1,602 1,354
6683733.SQ.FTS.B, Zero Cpn, 11/19/24 .. 32,724 31,190
6684545.SQ.FTS.B, Zero Cpn, 11/19/24 .. 1,551 1,373
6684715.SQ.FTS.B, Zero Cpn, 11/19/24 .. 43,776 42,920
6685010.SQ.FTS.B, Zero Cpn, 11/20/24 .. 4,177 3,553
6685085.SQ.FTS.B, Zero Cpn, 11/20/24 .. 6,641 5,841
6685190.SQ.FTS.B, Zero Cpn, 11/20/24 .. 9,023 6,928
6685341.SQ.FTS.B, Zero Cpn, 11/20/24 .. 5,090 3,610
Description
Principal
Amount Value
Block, Inc. (continued)
6685433.SQ.FTS.B, Zero Cpn, 11/20/24 .. $ 8,135 $ 4,939
6685518.SQ.FTS.B, Zero Cpn, 11/20/24 .. 2,337 2,287
6685585.SQ.FTS.B, Zero Cpn, 11/20/24 .. 1,445 1,404
6685699.SQ.FTS.B, Zero Cpn, 11/21/24 .. 1,299 869
6685784.SQ.FTS.B, Zero Cpn, 11/21/24 .. 3,467 3,317
6685864.SQ.FTS.B, Zero Cpn, 11/21/24 .. 243 234
6686438.SQ.FTS.B, Zero Cpn, 11/22/24 .. 3,049 2,622
6686672.SQ.FTS.B, Zero Cpn, 11/22/24 .. 2,318 2,299
6687428.SQ.FTS.B, Zero Cpn, 11/22/24 .. 4,040 3,925
6687666.SQ.FTS.B, Zero Cpn, 11/22/24 .. 20,647 19,885
6688278.SQ.FTS.B, Zero Cpn, 11/22/24 .. 3,172 2,987
6688386.SQ.FTS.B, Zero Cpn, 11/22/24 .. 4,953 4,854
6688601.SQ.FTS.B, Zero Cpn, 11/22/24 .. 4,719 4,404
6689010.SQ.FTS.B, Zero Cpn, 11/22/24 .. 563 556
6689080.SQ.FTS.B, Zero Cpn, 11/22/24 .. 4,432 3,748
6689193.SQ.FTS.B, Zero Cpn, 11/22/24 .. 1,991 1,931
6689327.SQ.FTS.B, Zero Cpn, 11/22/24 .. 15,121 12,898
6689685.SQ.FTS.B, Zero Cpn, 11/22/24 .. 6,268 6,161
6689967.SQ.FTS.B, Zero Cpn, 11/23/24 .. 34,857 34,386
6692235.SQ.FTS.B, Zero Cpn, 11/23/24 .. 1,783 1,720
6692358.SQ.FTS.B, Zero Cpn, 11/23/24 .. 3,197 2,183
6692474.SQ.FTS.B, Zero Cpn, 11/23/24 .. 7,474 5,767
6692830.SQ.FTS.B, Zero Cpn, 11/23/24 .. 856 832
6692888.SQ.FTS.B, Zero Cpn, 11/23/24 .. 3,892 3,634
6693018.SQ.FTS.B, Zero Cpn, 11/23/24 .. 10,900 6,631
6693224.SQ.FTS.B, Zero Cpn, 11/23/24 .. 1,229 1,210
6693251.SQ.FTS.B, Zero Cpn, 11/23/24 .. 2,317 2,276
6693317.SQ.FTS.B, Zero Cpn, 11/23/24 .. 9,930 9,558
6693424.SQ.FTS.B, Zero Cpn, 11/24/24 .. 54,361 39,035
6695719.SQ.FTS.B, Zero Cpn, 11/24/24 .. 787 757
6695787.SQ.FTS.B, Zero Cpn, 11/24/24 .. 12,583 11,885
6696092.SQ.FTS.B, Zero Cpn, 11/24/24 .. 1,280 1,170
6696108.SQ.FTS.B, Zero Cpn, 11/24/24 .. 1,197 1,149
6699676.SQ.FTS.B, Zero Cpn, 11/25/24 .. 2,369 1,626
6699767.SQ.FTS.B, Zero Cpn, 11/25/24 .. 4,882 4,552
6699893.SQ.FTS.B, Zero Cpn, 11/25/24 .. 37,983 37,016
6701805.SQ.FTS.B, Zero Cpn, 11/25/24 .. 11,803 11,112
6702439.SQ.FTS.B, Zero Cpn, 11/25/24 .. 2,186 1,696
6702511.SQ.FTS.B, Zero Cpn, 11/25/24 .. 16,013 15,085
6702862.SQ.FTS.B, Zero Cpn, 11/25/24 .. 2,747 2,636
6703221.SQ.FTS.B, Zero Cpn, 11/25/24 .. 10,806 10,478
6703831.SQ.FTS.B, Zero Cpn, 11/25/24 .. 5,393 5,293
6704162.SQ.FTS.B, Zero Cpn, 11/26/24 .. 7,780 6,987
6704399.SQ.FTS.B, Zero Cpn, 11/26/24 .. 17,040 16,410
6705222.SQ.FTS.B, Zero Cpn, 11/26/24 .. 4,973 4,884
6705567.SQ.FTS.B, Zero Cpn, 11/26/24 .. 8,664 8,330
6705796.SQ.FTS.B, Zero Cpn, 11/26/24 .. 9,630 6,652
6706007.SQ.FTS.B, Zero Cpn, 11/26/24 .. 1,547 1,475
6706059.SQ.FTS.B, Zero Cpn, 11/26/24 .. 3,157 3,113
6706476.SQ.FTS.B, Zero Cpn, 11/26/24 .. 72,420 66,034
6707248.SQ.FTS.B, Zero Cpn, 11/27/24 .. 9,818 8,500
6707440.SQ.FTS.B, Zero Cpn, 11/27/24 .. 3,482 3,411
6707586.SQ.FTS.B, Zero Cpn, 11/27/24 .. 4,977 4,790
6707733.SQ.FTS.B, Zero Cpn, 11/27/24 .. 5,198 4,007
6707813.SQ.FTS.B, Zero Cpn, 11/27/24 .. 857 845
6707860.SQ.FTS.B, Zero Cpn, 11/27/24 .. 3,667 3,495
6708280.SQ.FTS.B, Zero Cpn, 11/28/24 .. 1,359 1,326
6708324.SQ.FTS.B, Zero Cpn, 11/28/24 .. 7,848 7,540

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6708561.SQ.FTS.B, Zero Cpn, 11/28/24 .. $ 2,036 $ 1,899
6708598.SQ.FTS.B, Zero Cpn, 11/28/24 .. 3,787 3,678
6708688.SQ.FTS.B, Zero Cpn, 11/29/24 .. 13,887 11,506
6708969.SQ.FTS.B, Zero Cpn, 11/29/24 .. 3,741 3,607
6709168.SQ.FTS.B, Zero Cpn, 11/29/24 .. 33,347 22,909
6709443.SQ.FTS.B, Zero Cpn, 11/29/24 .. 18,524 17,373
6712926.SQ.FTS.B, Zero Cpn, 11/30/24 .. 1,028 1,013
6713013.SQ.FTS.B, Zero Cpn, 11/30/24 .. 678 659
6713155.SQ.FTS.B, Zero Cpn, 11/30/24 .. 903 808
6713480.SQ.FTS.B, Zero Cpn, 11/30/24 .. 17,095 16,822
6714496.SQ.FTS.B, Zero Cpn, 11/30/24 .. 6,289 6,062
6714723.SQ.FTS.B, Zero Cpn, 11/30/24 .. 2,750 2,641
6715182.SQ.FTS.B, Zero Cpn, 11/30/24 .. 7,613 7,355
6715492.SQ.FTS.B, Zero Cpn, 11/30/24 .. 46,475 44,084
6717870.SQ.FTS.B, Zero Cpn, 12/01/24 .. 37,942 36,481
6719237.SQ.FTS.B, Zero Cpn, 12/01/24 .. 4,055 3,247
6719567.SQ.FTS.B, Zero Cpn, 12/01/24 .. 76,294 61,848
6721629.SQ.FTS.B, Zero Cpn, 12/01/24 .. 13,129 12,629
6722260.SQ.FTS.B, Zero Cpn, 12/02/24 .. 21,618 20,752
6723175.SQ.FTS.B, Zero Cpn, 12/02/24 .. 3,426 3,344
6723368.SQ.FTS.B, Zero Cpn, 12/02/24 .. 480 455
6723394.SQ.FTS.B, Zero Cpn, 12/02/24 .. 50,125 47,700
6724991.SQ.FTS.B, Zero Cpn, 12/02/24 .. 8,704 8,451
6725305.SQ.FTS.B, Zero Cpn, 12/02/24 .. 21,184 20,551
6725594.SQ.FTS.B, Zero Cpn, 12/03/24 .. 894 857
6725642.SQ.FTS.B, Zero Cpn, 12/03/24 .. 2,952 2,858
6725726.SQ.FTS.B, Zero Cpn, 12/03/24 .. 6,428 6,163
6725821.SQ.FTS.B, Zero Cpn, 12/03/24 .. 2,053 2,016
6725887.SQ.FTS.B, Zero Cpn, 12/03/24 .. 537 530
6725905.SQ.FTS.B, Zero Cpn, 12/03/24 .. 2,808 2,683
6725980.SQ.FTS.B, Zero Cpn, 12/03/24 .. 1,407 1,360
6726121.SQ.FTS.B, Zero Cpn, 12/03/24 .. 620 544
6726142.SQ.FTS.B, Zero Cpn, 12/04/24 .. 1,644 1,478
6726167.SQ.FTS.B, Zero Cpn, 12/04/24 .. 1,887 1,715
6726212.SQ.FTS.B, Zero Cpn, 12/04/24 .. 2,108 1,957
6726269.SQ.FTS.B, Zero Cpn, 12/04/24 .. 896 841
6726291.SQ.FTS.B, Zero Cpn, 12/04/24 .. 2,680 2,569
6726378.SQ.FTS.B, Zero Cpn, 12/04/24 .. 1,318 1,295
6726420.SQ.FTS.B, Zero Cpn, 12/04/24 .. 95 94
6726466.SQ.FTS.B, Zero Cpn, 12/04/24 .. 1,163 1,014
6727057.SQ.FTS.B, Zero Cpn, 12/05/24 .. 5,568 5,401
6727915.SQ.FTS.B, Zero Cpn, 12/05/24 .. 1,510 1,424
6727972.SQ.FTS.B, Zero Cpn, 12/05/24 .. 37,454 35,555
6728835.SQ.FTS.B, Zero Cpn, 12/05/24 .. 52,481 50,391
6729900.SQ.FTS.B, Zero Cpn, 12/05/24 .. 1,073 1,048
6729927.SQ.FTS.B, Zero Cpn, 12/05/24 .. 487 449
6730003.SQ.FTS.B, Zero Cpn, 12/05/24 .. 10,695 10,206
6730202.SQ.FTS.B, Zero Cpn, 12/06/24 .. 23,715 22,209
6730714.SQ.FTS.B, Zero Cpn, 12/06/24 .. 16,237 15,821
6731337.SQ.FTS.B, Zero Cpn, 12/06/24 .. 755 693
6731469.SQ.FTS.B, Zero Cpn, 12/06/24 .. 1,647 1,598
6731540.SQ.FTS.B, Zero Cpn, 12/06/24 .. 1,001 920
6731878.SQ.FTS.B, Zero Cpn, 12/06/24 .. 1,112 1,060
6731951.SQ.FTS.B, Zero Cpn, 12/06/24 .. 28,872 28,357
6732965.SQ.FTS.B, Zero Cpn, 12/06/24 .. 6,351 6,245
6733223.SQ.FTS.B, Zero Cpn, 12/06/24 .. 6,436 6,042
6733364.SQ.FTS.B, Zero Cpn, 12/06/24 .. 4,825 4,433
6733499.SQ.FTS.B, Zero Cpn, 12/06/24 .. 6,977 6,124
Description
Principal
Amount Value
Block, Inc. (continued)
6733706.SQ.FTS.B, Zero Cpn, 12/06/24 .. $ 1,403 $ 1,363
6733739.SQ.FTS.B, Zero Cpn, 12/06/24 .. 1,706 1,374
6733783.SQ.FTS.B, Zero Cpn, 12/06/24 .. 2,236 2,150
6733826.SQ.FTS.B, Zero Cpn, 12/07/24 .. 41,974 40,105
6735811.SQ.FTS.B, Zero Cpn, 12/07/24 .. 5,018 4,740
6736060.SQ.FTS.B, Zero Cpn, 12/07/24 .. 1,692 1,586
6736146.SQ.FTS.B, Zero Cpn, 12/07/24 .. 2,643 2,433
6736304.SQ.FTS.B, Zero Cpn, 12/07/24 .. 3,109 3,047
6736430.SQ.FTS.B, Zero Cpn, 12/07/24 .. 6,231 5,958
6736881.SQ.FTS.B, Zero Cpn, 12/07/24 .. 11,202 9,786
6737087.SQ.FTS.B, Zero Cpn, 12/07/24 .. 2,273 2,214
6737233.SQ.FTS.B, Zero Cpn, 12/07/24 .. 6,205 5,921
6739379.SQ.FTS.B, Zero Cpn, 12/08/24 .. 1,017 937
6739825.SQ.FTS.B, Zero Cpn, 12/08/24 .. 2,478 2,283
6739997.SQ.FTS.B, Zero Cpn, 12/08/24 .. 1,744 1,609
6740087.SQ.FTS.B, Zero Cpn, 12/08/24 .. 2,884 2,810
6740277.SQ.FTS.B, Zero Cpn, 12/08/24 .. 4,951 4,845
6740570.SQ.FTS.B, Zero Cpn, 12/08/24 .. 1,432 1,385
6740654.SQ.FTS.B, Zero Cpn, 12/08/24 .. 3,345 3,287
6740937.SQ.FTS.B, Zero Cpn, 12/08/24 .. 8,523 8,184
6741242.SQ.FTS.B, Zero Cpn, 12/08/24 .. 1,742 1,686
6741301.SQ.FTS.B, Zero Cpn, 12/08/24 .. 23,264 22,475
6742371.SQ.FTS.B, Zero Cpn, 12/08/24 .. 10,238 9,735
6742767.SQ.FTS.B, Zero Cpn, 12/08/24 .. 1,134 1,045
6742816.SQ.FTS.B, Zero Cpn, 12/08/24 .. 2,893 2,836
6742967.SQ.FTS.B, Zero Cpn, 12/09/24 .. 6,669 6,468
6743301.SQ.FTS.B, Zero Cpn, 12/09/24 .. 1,382 1,353
6743638.SQ.FTS.B, Zero Cpn, 12/09/24 .. 465 448
6743668.SQ.FTS.B, Zero Cpn, 12/09/24 .. 2,147 2,125
6743916.SQ.FTS.B, Zero Cpn, 12/09/24 .. 1,137 1,108
6744044.SQ.FTS.B, Zero Cpn, 12/09/24 .. 609 590
6744107.SQ.FTS.B, Zero Cpn, 12/09/24 .. 11,288 10,921
6744525.SQ.FTS.B, Zero Cpn, 12/09/24 .. 48,006 42,124
6745680.SQ.FTS.B, Zero Cpn, 12/09/24 .. 1,088 1,039
6745918.SQ.FTS.B, Zero Cpn, 12/09/24 .. 4,233 4,008
6745997.SQ.FTS.B, Zero Cpn, 12/09/24 .. 3,933 3,813
6746110.SQ.FTS.B, Zero Cpn, 12/09/24 .. 4,622 4,259
6746216.SQ.FTS.B, Zero Cpn, 12/09/24 .. 1,008 977
6746241.SQ.FTS.B, Zero Cpn, 12/09/24 .. 2,299 1,730
6746273.SQ.FTS.B, Zero Cpn, 12/09/24 .. 2,908 2,469
6746302.SQ.FTS.B, Zero Cpn, 12/09/24 .. 6,863 5,376
6746397.SQ.FTS.B, Zero Cpn, 12/09/24 .. 3,516 3,451
6746485.SQ.FTS.B, Zero Cpn, 12/09/24 .. 2,870 2,814
6746554.SQ.FTS.B, Zero Cpn, 12/09/24 .. 5,457 5,285
6746628.SQ.FTS.B, Zero Cpn, 12/09/24 .. 2,608 2,289
6746684.SQ.FTS.B, Zero Cpn, 12/10/24 .. 44 43
6746721.SQ.FTS.B, Zero Cpn, 12/10/24 .. 1,043 955
6746943.SQ.FTS.B, Zero Cpn, 12/10/24 .. 729 495
6746955.SQ.FTS.B, Zero Cpn, 12/10/24 .. 1,852 1,809
6747009.SQ.FTS.B, Zero Cpn, 12/10/24 .. 5,388 5,242
6747167.SQ.FTS.B, Zero Cpn, 12/10/24 .. 3,178 2,919
6747235.SQ.FTS.B, Zero Cpn, 12/10/24 .. 3,203 2,237
6747276.SQ.FTS.B, Zero Cpn, 12/10/24 .. 940 928
6747304.SQ.FTS.B, Zero Cpn, 12/10/24 .. 9,515 8,880
6747494.SQ.FTS.B, Zero Cpn, 12/11/24 .. 2,177 2,088
6747804.SQ.FTS.B, Zero Cpn, 12/11/24 .. 7,412 7,023
6747952.SQ.FTS.B, Zero Cpn, 12/11/24 .. 9,231 7,671
6748242.SQ.FTS.B, Zero Cpn, 12/12/24 .. 8,076 7,747

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6748637.SQ.FTS.B, Zero Cpn, 12/12/24 .. $ 1,414 $ 1,283
6748791.SQ.FTS.B, Zero Cpn, 12/12/24 .. 1,294 1,254
6748869.SQ.FTS.B, Zero Cpn, 12/12/24 .. 3,991 3,945
6749144.SQ.FTS.B, Zero Cpn, 12/12/24 .. 5,802 5,080
6749349.SQ.FTS.B, Zero Cpn, 12/12/24 .. 835 623
6749513.SQ.FTS.B, Zero Cpn, 12/12/24 .. 3,844 3,724
6749746.SQ.FTS.B, Zero Cpn, 12/12/24 .. 21,207 20,588
6750398.SQ.FTS.B, Zero Cpn, 12/12/24 .. 503 311
6750403.SQ.FTS.B, Zero Cpn, 12/12/24 .. 12,879 12,686
6750769.SQ.FTS.B, Zero Cpn, 12/12/24 .. 17,329 16,463
6751088.SQ.FTS.B, Zero Cpn, 12/12/24 .. 1,675 1,549
6751129.SQ.FTS.B, Zero Cpn, 12/12/24 .. 11,765 8,526
6751404.SQ.FTS.B, Zero Cpn, 12/12/24 .. 8,180 7,942
6751634.SQ.FTS.B, Zero Cpn, 12/12/24 .. 424 372
6751685.SQ.FTS.B, Zero Cpn, 12/12/24 .. 4,395 4,300
6751957.SQ.FTS.B, Zero Cpn, 12/13/24 .. 4,445 4,357
6752342.SQ.FTS.B, Zero Cpn, 12/13/24 .. 1,243 1,209
6752437.SQ.FTS.B, Zero Cpn, 12/13/24 .. 27,421 25,769
6753381.SQ.FTS.B, Zero Cpn, 12/13/24 .. 480 475
6753527.SQ.FTS.B, Zero Cpn, 12/13/24 .. 5,341 5,049
6753751.SQ.FTS.B, Zero Cpn, 12/13/24 .. 2,326 2,182
6753818.SQ.FTS.B, Zero Cpn, 12/13/24 .. 2,769 2,699
6753977.SQ.FTS.B, Zero Cpn, 12/13/24 .. 5,771 3,953
6754047.SQ.FTS.B, Zero Cpn, 12/13/24 .. 731 715
6754071.SQ.FTS.B, Zero Cpn, 12/13/24 .. 6,248 5,969
6754409.SQ.FTS.B, Zero Cpn, 12/13/24 .. 6,815 6,611
6754538.SQ.FTS.B, Zero Cpn, 12/13/24 .. 2,564 2,405
6754598.SQ.FTS.B, Zero Cpn, 12/13/24 .. 5,158 4,233
6754762.SQ.FTS.B, Zero Cpn, 12/13/24 .. 6,282 6,185
6755045.SQ.FTS.B, Zero Cpn, 12/13/24 .. 9,521 9,254
6755320.SQ.FTS.B, Zero Cpn, 12/13/24 .. 1,517 1,476
6755796.SQ.FTS.B, Zero Cpn, 12/14/24 .. 1,481 1,430
6755928.SQ.FTS.B, Zero Cpn, 12/14/24 .. 4,435 4,294
6756227.SQ.FTS.B, Zero Cpn, 12/14/24 .. 5,535 5,445
6756576.SQ.FTS.B, Zero Cpn, 12/14/24 .. 1,648 1,204
6756607.SQ.FTS.B, Zero Cpn, 12/14/24 .. 7,393 6,938
6756802.SQ.FTS.B, Zero Cpn, 12/14/24 .. 4,705 4,460
6756917.SQ.FTS.B, Zero Cpn, 12/14/24 .. 8,233 6,664
6757113.SQ.FTS.B, Zero Cpn, 12/14/24 .. 1,634 1,570
6757158.SQ.FTS.B, Zero Cpn, 12/14/24 .. 1,276 1,259
6757233.SQ.FTS.B, Zero Cpn, 12/14/24 .. 7,378 5,912
6757452.SQ.FTS.B, Zero Cpn, 12/14/24 .. 8,973 8,712
6757700.SQ.FTS.B, Zero Cpn, 12/14/24 .. 3,852 3,660
6757818.SQ.FTS.B, Zero Cpn, 12/14/24 .. 2,129 2,080
6757956.SQ.FTS.B, Zero Cpn, 12/14/24 .. 17,276 16,777
6762025.SQ.FTS.B, Zero Cpn, 12/15/24 .. 447 443
6762119.SQ.FTS.B, Zero Cpn, 12/15/24 .. 1,672 1,588
6763223.SQ.FTS.B, Zero Cpn, 12/15/24 .. 4,027 3,832
6763456.SQ.FTS.B, Zero Cpn, 12/15/24 .. 9,244 6,717
6763757.SQ.FTS.B, Zero Cpn, 12/15/24 .. 2,882 2,286
6763900.SQ.FTS.B, Zero Cpn, 12/15/24 .. 2,172 2,127
6764013.SQ.FTS.B, Zero Cpn, 12/15/24 .. 20,923 19,865
6765118.SQ.FTS.B, Zero Cpn, 12/15/24 .. 15,780 13,876
6765702.SQ.FTS.B, Zero Cpn, 12/16/24 .. 10,317 10,012
6766583.SQ.FTS.B, Zero Cpn, 12/16/24 .. 2,277 2,264
6767534.SQ.FTS.B, Zero Cpn, 12/16/24 .. 983 946
6767631.SQ.FTS.B, Zero Cpn, 12/16/24 .. 436 414
6767653.SQ.FTS.B, Zero Cpn, 12/16/24 .. 18,107 17,714
Description
Principal
Amount Value
Block, Inc. (continued)
6768219.SQ.FTS.B, Zero Cpn, 12/16/24 .. $ 12,689 $ 12,322
6768653.SQ.FTS.B, Zero Cpn, 12/16/24 .. 4,369 4,263
6768886.SQ.FTS.B, Zero Cpn, 12/16/24 .. 9,590 9,161
6769038.SQ.FTS.B, Zero Cpn, 12/17/24 .. 8,191 7,857
6769266.SQ.FTS.B, Zero Cpn, 12/17/24 .. 2,110 2,005
6769363.SQ.FTS.B, Zero Cpn, 12/17/24 .. 6,414 5,870
6769470.SQ.FTS.B, Zero Cpn, 12/17/24 .. 6,397 6,243
6769655.SQ.FTS.B, Zero Cpn, 12/18/24 .. 4,934 4,644
6769824.SQ.FTS.B, Zero Cpn, 12/18/24 .. 7,075 6,784
6769981.SQ.FTS.B, Zero Cpn, 12/18/24 .. 2,708 2,648
6770082.SQ.FTS.B, Zero Cpn, 12/18/24 .. 1,950 1,886
6770130.SQ.FTS.B, Zero Cpn, 12/18/24 .. 736 693
6770166.SQ.FTS.B, Zero Cpn, 12/18/24 .. 1,342 1,261
6770205.SQ.FTS.B, Zero Cpn, 12/18/24 .. 1,408 1,216
6770233.SQ.FTS.B, Zero Cpn, 12/18/24 .. 5,456 5,315
6770447.SQ.FTS.B, Zero Cpn, 12/19/24 .. 3,241 3,114
6770524.SQ.FTS.B, Zero Cpn, 12/19/24 .. 2,329 2,152
6770614.SQ.FTS.B, Zero Cpn, 12/19/24 .. 1,217 1,156
6770639.SQ.FTS.B, Zero Cpn, 12/19/24 .. 4,798 4,612
6771008.SQ.FTS.B, Zero Cpn, 12/19/24 .. 1,248 1,157
6771044.SQ.FTS.B, Zero Cpn, 12/19/24 .. 4,450 3,881
6771090.SQ.FTS.B, Zero Cpn, 12/19/24 .. 15,929 15,130
6771290.SQ.FTS.B, Zero Cpn, 12/19/24 .. 337 333
6771319.SQ.FTS.B, Zero Cpn, 12/19/24 .. 4,866 4,462
6771439.SQ.FTS.B, Zero Cpn, 12/19/24 .. 14,604 14,180
6771935.SQ.FTS.B, Zero Cpn, 12/20/24 .. 6,622 6,418
6772556.SQ.FTS.B, Zero Cpn, 12/20/24 .. 284 281
6772580.SQ.FTS.B, Zero Cpn, 12/20/24 .. 2,276 2,180
6772647.SQ.FTS.B, Zero Cpn, 12/20/24 .. 2,094 1,855
6772703.SQ.FTS.B, Zero Cpn, 12/20/24 .. 3,153 3,048
6772789.SQ.FTS.B, Zero Cpn, 12/20/24 .. 29,977 29,336
6773679.SQ.FTS.B, Zero Cpn, 12/20/24 .. 10,226 9,966
6773937.SQ.FTS.B, Zero Cpn, 12/20/24 .. 3,236 3,130
6774026.SQ.FTS.B, Zero Cpn, 12/20/24 .. 3,403 3,261
6774068.SQ.FTS.B, Zero Cpn, 12/20/24 .. 650 627
6774158.SQ.FTS.B, Zero Cpn, 12/20/24 .. 28,678 14,117
6774418.SQ.FTS.B, Zero Cpn, 12/20/24 .. 1,883 1,805
6774456.SQ.FTS.B, Zero Cpn, 12/20/24 .. 3,407 3,217
6774520.SQ.FTS.B, Zero Cpn, 12/20/24 .. 2,409 2,267
6774564.SQ.FTS.B, Zero Cpn, 12/20/24 .. 43,009 40,636
6774960.SQ.FTS.B, Zero Cpn, 12/21/24 .. 13,013 12,689
6775508.SQ.FTS.B, Zero Cpn, 12/21/24 .. 739 702
6775621.SQ.FTS.B, Zero Cpn, 12/21/24 .. 1,804 1,714
6775675.SQ.FTS.B, Zero Cpn, 12/21/24 .. 3,404 3,192
6775743.SQ.FTS.B, Zero Cpn, 12/21/24 .. 10,029 9,461
6776041.SQ.FTS.B, Zero Cpn, 12/21/24 .. 424 391
6776044.SQ.FTS.B, Zero Cpn, 12/21/24 .. 868 843
6776086.SQ.FTS.B, Zero Cpn, 12/21/24 .. 38,162 35,764
6776773.SQ.FTS.B, Zero Cpn, 12/21/24 .. 57,840 34,229
6777525.SQ.FTS.B, Zero Cpn, 12/21/24 .. 7,769 7,548
6777742.SQ.FTS.B, Zero Cpn, 12/21/24 .. 2,407 2,222
6777826.SQ.FTS.B, Zero Cpn, 12/21/24 .. 7,778 7,521
6779449.SQ.FTS.B, Zero Cpn, 12/22/24 .. 19,524 17,231
6780192.SQ.FTS.B, Zero Cpn, 12/22/24 .. 4,072 3,866
6780389.SQ.FTS.B, Zero Cpn, 12/22/24 .. 17,194 16,625
6780993.SQ.FTS.B, Zero Cpn, 12/22/24 .. 4,681 4,443
6781121.SQ.FTS.B, Zero Cpn, 12/22/24 .. 36,241 35,283
6782184.SQ.FTS.B, Zero Cpn, 12/22/24 .. 11,901 8,177

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6782415.SQ.FTS.B, Zero Cpn, 12/22/24 .. $ 6,386 $ 6,216
6782781.SQ.FTS.B, Zero Cpn, 12/22/24 .. 1,189 1,148
6782819.SQ.FTS.B, Zero Cpn, 12/22/24 .. 11,848 11,583
6782881.SQ.FTS.B, Zero Cpn, 12/23/24 .. 1,138 959
6783006.SQ.FTS.B, Zero Cpn, 12/23/24 .. 8,351 7,701
6783377.SQ.FTS.B, Zero Cpn, 12/23/24 .. 2,256 1,763
6783525.SQ.FTS.B, Zero Cpn, 12/23/24 .. 1,559 1,452
6783818.SQ.FTS.B, Zero Cpn, 12/23/24 .. 5,968 4,922
6784192.SQ.FTS.B, Zero Cpn, 12/23/24 .. 231 228
6784212.SQ.FTS.B, Zero Cpn, 12/23/24 .. 2,541 2,235
6784251.SQ.FTS.B, Zero Cpn, 12/23/24 .. 4,887 4,112
6784370.SQ.FTS.B, Zero Cpn, 12/23/24 .. 544 535
6784413.SQ.FTS.B, Zero Cpn, 12/23/24 .. 2,882 2,526
6784494.SQ.FTS.B, Zero Cpn, 12/23/24 .. 2,737 2,443
6784546.SQ.FTS.B, Zero Cpn, 12/23/24 .. 1,722 1,653
6784568.SQ.FTS.B, Zero Cpn, 12/23/24 .. 110 109
6784582.SQ.FTS.B, Zero Cpn, 12/23/24 .. 1,406 1,307
6784616.SQ.FTS.B, Zero Cpn, 12/23/24 .. 13,566 7,558
6784806.SQ.FTS.B, Zero Cpn, 12/23/24 .. 1,817 1,746
6784963.SQ.FTS.B, Zero Cpn, 12/23/24 .. 2,500 2,419
6785241.SQ.FTS.B, Zero Cpn, 12/23/24 .. 2,113 1,950
6785321.SQ.FTS.B, Zero Cpn, 12/23/24 .. 535 517
6785344.SQ.FTS.B, Zero Cpn, 12/23/24 .. 1,752 1,734
6785456.SQ.FTS.B, Zero Cpn, 12/23/24 .. 2,474 2,391
6785517.SQ.FTS.B, Zero Cpn, 12/23/24 .. 10,296 9,851
6785919.SQ.FTS.B, Zero Cpn, 12/23/24 .. 5,712 5,620
6786064.SQ.FTS.B, Zero Cpn, 12/24/24 .. 13,283 12,343
6786325.SQ.FTS.B, Zero Cpn, 12/24/24 .. 1,677 1,609
6786344.SQ.FTS.B, Zero Cpn, 12/24/24 .. 449 430
6786360.SQ.FTS.B, Zero Cpn, 12/24/24 .. 483 478
6786373.SQ.FTS.B, Zero Cpn, 12/24/24 .. 910 761
6786396.SQ.FTS.B, Zero Cpn, 12/24/24 .. 6,516 6,383
6786619.SQ.FTS.B, Zero Cpn, 12/25/24 .. 1,422 1,408
6786739.SQ.FTS.B, Zero Cpn, 12/25/24 .. 1,678 1,643
6786785.SQ.FTS.B, Zero Cpn, 12/25/24 .. 8,385 7,752
6786973.SQ.FTS.B, Zero Cpn, 12/25/24 .. 802 746
6786989.SQ.FTS.B, Zero Cpn, 12/25/24 .. 12,889 12,210
6787493.SQ.FTS.B, Zero Cpn, 12/26/24 .. 501 486
6788024.SQ.FTS.B, Zero Cpn, 12/26/24 .. 2,965 2,867
6788197.SQ.FTS.B, Zero Cpn, 12/26/24 .. 3,287 3,189
6788339.SQ.FTS.B, Zero Cpn, 12/26/24 .. 987 976
6788374.SQ.FTS.B, Zero Cpn, 12/26/24 .. 9,304 8,343
6788602.SQ.FTS.B, Zero Cpn, 12/26/24 .. 7,109 6,503
6788880.SQ.FTS.B, Zero Cpn, 12/26/24 .. 460 449
6788927.SQ.FTS.B, Zero Cpn, 12/26/24 .. 22,537 20,746
6789446.SQ.FTS.B, Zero Cpn, 12/26/24 .. 2,845 2,773
6789675.SQ.FTS.B, Zero Cpn, 12/26/24 .. 2,803 2,660
6789758.SQ.FTS.B, Zero Cpn, 12/26/24 .. 6,120 5,906
6789965.SQ.FTS.B, Zero Cpn, 12/26/24 .. 4,790 4,721
6790433.SQ.FTS.B, Zero Cpn, 12/26/24 .. 457 431
6790471.SQ.FTS.B, Zero Cpn, 12/26/24 .. 1,212 1,141
6790513.SQ.FTS.B, Zero Cpn, 12/26/24 .. 2,527 2,041
6790574.SQ.FTS.B, Zero Cpn, 12/26/24 .. 412 408
6790602.SQ.FTS.B, Zero Cpn, 12/26/24 .. 3,906 3,836
6790761.SQ.FTS.B, Zero Cpn, 12/26/24 .. 16,512 16,246
6791327.SQ.FTS.B, Zero Cpn, 12/27/24 .. 1,734 1,555
6791649.SQ.FTS.B, Zero Cpn, 12/27/24 .. 6,910 6,136
6791916.SQ.FTS.B, Zero Cpn, 12/27/24 .. 5,300 5,137
Description
Principal
Amount Value
Block, Inc. (continued)
6792145.SQ.FTS.B, Zero Cpn, 12/27/24 .. $ 515 $ 466
6792158.SQ.FTS.B, Zero Cpn, 12/27/24 .. 1,172 1,109
6792194.SQ.FTS.B, Zero Cpn, 12/27/24 .. 1,071 999
6792243.SQ.FTS.B, Zero Cpn, 12/27/24 .. 1,150 1,107
6792282.SQ.FTS.B, Zero Cpn, 12/27/24 .. 1,309 1,138
6792381.SQ.FTS.B, Zero Cpn, 12/27/24 .. 4,838 4,675
6792515.SQ.FTS.B, Zero Cpn, 12/27/24 .. 519 513
6792564.SQ.FTS.B, Zero Cpn, 12/27/24 .. 36,870 28,856
6793944.SQ.FTS.B, Zero Cpn, 12/27/24 .. 5,388 5,120
6794056.SQ.FTS.B, Zero Cpn, 12/27/24 .. 718 688
6794078.SQ.FTS.B, Zero Cpn, 12/27/24 .. 2,797 2,635
6794225.SQ.FTS.B, Zero Cpn, 12/27/24 .. 1,601 1,466
6794243.SQ.FTS.B, Zero Cpn, 12/27/24 .. 8,824 8,457
6794442.SQ.FTS.B, Zero Cpn, 12/27/24 .. 36 36
6794659.SQ.FTS.B, Zero Cpn, 12/27/24 .. 3,468 3,351
6794727.SQ.FTS.B, Zero Cpn, 12/27/24 .. 12,881 12,535
6795128.SQ.FTS.B, Zero Cpn, 12/28/24 .. 3,846 3,720
6795359.SQ.FTS.B, Zero Cpn, 12/28/24 .. 1,678 1,591
6795487.SQ.FTS.B, Zero Cpn, 12/28/24 .. 23,480 22,809
6796258.SQ.FTS.B, Zero Cpn, 12/28/24 .. 8,434 8,262
6796611.SQ.FTS.B, Zero Cpn, 12/28/24 .. 7,784 5,654
6796705.SQ.FTS.B, Zero Cpn, 12/28/24 .. 1,535 876
6796729.SQ.FTS.B, Zero Cpn, 12/28/24 .. 2,513 2,378
6797024.SQ.FTS.B, Zero Cpn, 12/28/24 .. 4,876 4,728
6797088.SQ.FTS.B, Zero Cpn, 12/28/24 .. 5,995 5,037
6797179.SQ.FTS.B, Zero Cpn, 12/28/24 .. 1,142 1,119
6797209.SQ.FTS.B, Zero Cpn, 12/28/24 .. 711 701
6797255.SQ.FTS.B, Zero Cpn, 12/28/24 .. 7,292 6,975
6797396.SQ.FTS.B, Zero Cpn, 12/28/24 .. 19,361 16,446
6797860.SQ.FTS.B, Zero Cpn, 12/28/24 .. 1,994 1,942
6797913.SQ.FTS.B, Zero Cpn, 12/28/24 .. 915 900
6797945.SQ.FTS.B, Zero Cpn, 12/28/24 .. 5,807 5,286
6798024.SQ.FTS.B, Zero Cpn, 12/28/24 .. 364 357
6798029.SQ.FTS.B, Zero Cpn, 12/28/24 .. 844 812
6798052.SQ.FTS.B, Zero Cpn, 12/28/24 .. 2,582 1,948
6798091.SQ.FTS.B, Zero Cpn, 12/28/24 .. 3,959 3,709
6798168.SQ.FTS.B, Zero Cpn, 12/28/24 .. 7,598 7,186
6800047.SQ.FTS.B, Zero Cpn, 12/29/24 .. 5,796 5,707
6800307.SQ.FTS.B, Zero Cpn, 12/29/24 .. 1,760 1,422
6800352.SQ.FTS.B, Zero Cpn, 12/29/24 .. 3,097 2,325
6801281.SQ.FTS.B, Zero Cpn, 12/29/24 .. 913 485
6801584.SQ.FTS.B, Zero Cpn, 12/29/24 .. 3,166 3,089
6801653.SQ.FTS.B, Zero Cpn, 12/29/24 .. 4,730 4,624
6801884.SQ.FTS.B, Zero Cpn, 12/29/24 .. 585 560
6801908.SQ.FTS.B, Zero Cpn, 12/29/24 .. 5,489 5,258
6801990.SQ.FTS.B, Zero Cpn, 12/29/24 .. 11,188 10,971
6802509.SQ.FTS.B, Zero Cpn, 12/29/24 .. 1,321 1,283
6802539.SQ.FTS.B, Zero Cpn, 12/29/24 .. 5,947 5,705
6802644.SQ.FTS.B, Zero Cpn, 12/29/24 .. 1,979 1,727
6802672.SQ.FTS.B, Zero Cpn, 12/29/24 .. 4,828 4,560
6802838.SQ.FTS.B, Zero Cpn, 12/29/24 .. 1,911 1,815
6802903.SQ.FTS.B, Zero Cpn, 12/29/24 .. 13,549 12,690
6803108.SQ.FTS.B, Zero Cpn, 12/29/24 .. 7,039 6,736
6803225.SQ.FTS.B, Zero Cpn, 12/29/24 .. 9,748 9,576
6804687.SQ.FTS.B, Zero Cpn, 12/30/24 .. 32,181 30,499
6805878.SQ.FTS.B, Zero Cpn, 12/30/24 .. 14,838 13,765
6806349.SQ.FTS.B, Zero Cpn, 12/30/24 .. 2,745 2,602
6806401.SQ.FTS.B, Zero Cpn, 12/30/24 .. 525 506

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6806417.SQ.FTS.B, Zero Cpn, 12/30/24 .. $ 19,130 $ 18,750
6807287.SQ.FTS.B, Zero Cpn, 12/30/24 .. 1,471 1,409
6807324.SQ.FTS.B, Zero Cpn, 12/30/24 .. 2,539 2,225
6807410.SQ.FTS.B, Zero Cpn, 12/30/24 .. 3,749 2,993
6807533.SQ.FTS.B, Zero Cpn, 12/30/24 .. 4,201 4,119
6807715.SQ.FTS.B, Zero Cpn, 12/30/24 .. 4,066 1,968
6807789.SQ.FTS.B, Zero Cpn, 12/30/24 .. 2,456 1,014
6807834.SQ.FTS.B, Zero Cpn, 12/30/24 .. 1,933 1,872
6807877.SQ.FTS.B, Zero Cpn, 12/30/24 .. 39,560 36,249
6808138.SQ.FTS.B, Zero Cpn, 1/01/25 ... 31,380 30,083
6808612.SQ.FTS.B, Zero Cpn, 1/01/25 ... 2,398 2,294
6808725.SQ.FTS.B, Zero Cpn, 1/01/25 ... 5,539 4,932
6808839.SQ.FTS.B, Zero Cpn, 1/01/25 ... 4,085 3,907
6808913.SQ.FTS.B, Zero Cpn, 1/01/25 ... 8,248 7,804
6809065.SQ.FTS.B, Zero Cpn, 1/02/25 ... 11,525 11,078
6809289.SQ.FTS.B, Zero Cpn, 1/02/25 ... 16,400 15,917
6809663.SQ.FTS.B, Zero Cpn, 1/02/25 ... 2,022 1,993
6809707.SQ.FTS.B, Zero Cpn, 1/02/25 ... 2,674 2,631
6809955.SQ.FTS.B, Zero Cpn, 1/03/25 ... 9,372 9,052
6810520.SQ.FTS.B, Zero Cpn, 1/03/25 ... 605 596
6810581.SQ.FTS.B, Zero Cpn, 1/03/25 ... 20,028 19,371
6811214.SQ.FTS.B, Zero Cpn, 1/03/25 ... 2,117 2,024
6811299.SQ.FTS.B, Zero Cpn, 1/03/25 ... 1,122 882
6811347.SQ.FTS.B, Zero Cpn, 1/03/25 ... 1,189 1,128
6811385.SQ.FTS.B, Zero Cpn, 1/03/25 ... 1,470 1,398
6811435.SQ.FTS.B, Zero Cpn, 1/03/25 ... 7,913 7,726
6811597.SQ.FTS.B, Zero Cpn, 1/03/25 ... 1,397 645
6811743.SQ.FTS.B, Zero Cpn, 1/03/25 ... 2,180 1,445
6811790.SQ.FTS.B, Zero Cpn, 1/03/25 ... 3,017 2,570
6811879.SQ.FTS.B, Zero Cpn, 1/03/25 ... 3,335 3,245
6812155.SQ.FTS.B, Zero Cpn, 1/03/25 ... 2,823 1,501
6812665.SQ.FTS.B, Zero Cpn, 1/03/25 ... 330 322
6812676.SQ.FTS.B, Zero Cpn, 1/03/25 ... 2,574 2,500
6812757.SQ.FTS.B, Zero Cpn, 1/03/25 ... 649 615
6812766.SQ.FTS.B, Zero Cpn, 1/03/25 ... 1,185 1,147
6812774.SQ.FTS.B, Zero Cpn, 1/03/25 ... 22,289 19,354
6813278.SQ.FTS.B, Zero Cpn, 1/04/25 ... 1,388 1,272
6813309.SQ.FTS.B, Zero Cpn, 1/04/25 ... 2,667 2,585
6813416.SQ.FTS.B, Zero Cpn, 1/04/25 ... 5,266 5,086
6813591.SQ.FTS.B, Zero Cpn, 1/04/25 ... 19,675 19,169
6813956.SQ.FTS.B, Zero Cpn, 1/04/25 ... 2,047 1,958
6813994.SQ.FTS.B, Zero Cpn, 1/04/25 ... 654 630
6814032.SQ.FTS.B, Zero Cpn, 1/05/25 ... 904 878
6814107.SQ.FTS.B, Zero Cpn, 1/05/25 ... 9,959 9,662
6814702.SQ.FTS.B, Zero Cpn, 1/05/25 ... 18,416 17,496
6815335.SQ.FTS.B, Zero Cpn, 1/05/25 ... 1,814 1,800
6815678.SQ.FTS.B, Zero Cpn, 1/05/25 ... 46,212 44,988
6816767.SQ.FTS.B, Zero Cpn, 1/05/25 ... 38,601 36,278
6818923.SQ.FTS.B, Zero Cpn, 1/06/25 ... 2,654 2,318
6818998.SQ.FTS.B, Zero Cpn, 1/06/25 ... 18,381 17,787
6819674.SQ.FTS.B, Zero Cpn, 1/06/25 ... 30,386 28,636
6820662.SQ.FTS.B, Zero Cpn, 1/06/25 ... 8,065 6,696
6820784.SQ.FTS.B, Zero Cpn, 1/06/25 ... 7,362 7,112
6820991.SQ.FTS.B, Zero Cpn, 1/06/25 ... 27,991 27,256
6821755.SQ.FTS.B, Zero Cpn, 1/06/25 ... 1,442 1,407
6821796.SQ.FTS.B, Zero Cpn, 1/06/25 ... 24,651 23,044
6822419.SQ.FTS.B, Zero Cpn, 1/06/25 ... 7,270 6,900
6822498.SQ.FTS.B, Zero Cpn, 1/07/25 ... 1,095 733
Description
Principal
Amount Value
Block, Inc. (continued)
6822538.SQ.FTS.B, Zero Cpn, 1/07/25 ... $ 9,426 $ 8,954
6822755.SQ.FTS.B, Zero Cpn, 1/07/25 ... 3,332 3,281
6823468.SQ.FTS.B, Zero Cpn, 1/07/25 ... 2,567 2,492
6823543.SQ.FTS.B, Zero Cpn, 1/07/25 ... 6,417 6,249
6823837.SQ.FTS.B, Zero Cpn, 1/07/25 ... 8,627 8,350
6824326.SQ.FTS.B, Zero Cpn, 1/07/25 ... 491 476
6824339.SQ.FTS.B, Zero Cpn, 1/07/25 ... 2,597 2,352
6824398.SQ.FTS.B, Zero Cpn, 1/07/25 ... 1,523 1,360
6824434.SQ.FTS.B, Zero Cpn, 1/07/25 ... 9,039 8,215
6824604.SQ.FTS.B, Zero Cpn, 1/07/25 ... 1,300 1,196
6824646.SQ.FTS.B, Zero Cpn, 1/07/25 ... 6,425 6,216
6824809.SQ.FTS.B, Zero Cpn, 1/07/25 ... 49 48
6824858.SQ.FTS.B, Zero Cpn, 1/07/25 ... 2,273 2,173
6825442.SQ.FTS.B, Zero Cpn, 1/07/25 ... 17,895 17,160
6825758.SQ.FTS.B, Zero Cpn, 1/08/25 ... 7,665 7,529
6826047.SQ.FTS.B, Zero Cpn, 1/08/25 ... 8,478 8,034
6826244.SQ.FTS.B, Zero Cpn, 1/08/25 ... 1,145 1,114
6826286.SQ.FTS.B, Zero Cpn, 1/08/25 ... 12,291 12,033
6826594.SQ.FTS.B, Zero Cpn, 1/08/25 ... 731 672
6826612.SQ.FTS.B, Zero Cpn, 1/08/25 ... 6,316 6,047
6826743.SQ.FTS.B, Zero Cpn, 1/09/25 ... 4,918 4,840
6826874.SQ.FTS.B, Zero Cpn, 1/09/25 ... 5,671 5,444
6826997.SQ.FTS.B, Zero Cpn, 1/09/25 ... 2,464 2,359
6827049.SQ.FTS.B, Zero Cpn, 1/09/25 ... 2,565 2,031
6827085.SQ.FTS.B, Zero Cpn, 1/09/25 ... 1,155 1,138
6827102.SQ.FTS.B, Zero Cpn, 1/09/25 ... 10,394 9,725
6827377.SQ.FTS.B, Zero Cpn, 1/10/25 ... 13,803 11,014
6828390.SQ.FTS.B, Zero Cpn, 1/10/25 ... 5,562 5,364
6828557.SQ.FTS.B, Zero Cpn, 1/10/25 ... 14,441 13,941
6828948.SQ.FTS.B, Zero Cpn, 1/10/25 ... 2,162 2,045
6829019.SQ.FTS.B, Zero Cpn, 1/10/25 ... 5,846 3,889
6829104.SQ.FTS.B, Zero Cpn, 1/10/25 ... 679 644
6829142.SQ.FTS.B, Zero Cpn, 1/10/25 ... 2,853 2,802
6829166.SQ.FTS.B, Zero Cpn, 1/10/25 ... 1,302 1,229
6829171.SQ.FTS.B, Zero Cpn, 1/10/25 ... 37,846 36,617
6829684.SQ.FTS.B, Zero Cpn, 1/10/25 ... 742 718
6829704.SQ.FTS.B, Zero Cpn, 1/10/25 ... 5,770 5,265
6829761.SQ.FTS.B, Zero Cpn, 1/10/25 ... 6,560 6,387
6830215.SQ.FTS.B, Zero Cpn, 1/10/25 ... 6,417 6,086
6830275.SQ.FTS.B, Zero Cpn, 1/10/25 ... 1,199 1,147
6830306.SQ.FTS.B, Zero Cpn, 1/10/25 ... 6,176 5,653
6830462.SQ.FTS.B, Zero Cpn, 1/10/25 ... 832 426
6830625.SQ.FTS.B, Zero Cpn, 1/10/25 ... 10,502 10,040
6831034.SQ.FTS.B, Zero Cpn, 1/11/25 ... 4,120 4,039
6831215.SQ.FTS.B, Zero Cpn, 1/11/25 ... 1,456 1,414
6831326.SQ.FTS.B, Zero Cpn, 1/11/25 ... 8,522 8,240
6831530.SQ.FTS.B, Zero Cpn, 1/11/25 ... 10,615 9,994
6831833.SQ.FTS.B, Zero Cpn, 1/11/25 ... 738 725
6831935.SQ.FTS.B, Zero Cpn, 1/11/25 ... 9,312 8,342
6832199.SQ.FTS.B, Zero Cpn, 1/11/25 ... 4,995 4,081
6832295.SQ.FTS.B, Zero Cpn, 1/11/25 ... 1,795 1,556
6832320.SQ.FTS.B, Zero Cpn, 1/11/25 ... 9,342 9,088
6832516.SQ.FTS.B, Zero Cpn, 1/11/25 ... 7,564 7,296
6832744.SQ.FTS.B, Zero Cpn, 1/11/25 ... 16,115 15,431
6833213.SQ.FTS.B, Zero Cpn, 1/11/25 ... 2,264 2,114
6833270.SQ.FTS.B, Zero Cpn, 1/11/25 ... 5,990 5,733
6833373.SQ.FTS.B, Zero Cpn, 1/11/25 ... 3,207 3,075
6833417.SQ.FTS.B, Zero Cpn, 1/11/25 ... 1,091 977

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6833436.SQ.FTS.B, Zero Cpn, 1/11/25 ... $ 5,055 $ 4,197
6833495.SQ.FTS.B, Zero Cpn, 1/11/25 ... 518 510
6833534.SQ.FTS.B, Zero Cpn, 1/11/25 ... 2,137 2,072
6833607.SQ.FTS.B, Zero Cpn, 1/11/25 ... 19,660 18,961
6833876.SQ.FTS.B, Zero Cpn, 1/12/25 ... 6,040 5,921
6834157.SQ.FTS.B, Zero Cpn, 1/12/25 ... 9,216 8,912
6834530.SQ.FTS.B, Zero Cpn, 1/12/25 ... 17,751 17,047
6835094.SQ.FTS.B, Zero Cpn, 1/12/25 ... 8,246 7,961
6835300.SQ.FTS.B, Zero Cpn, 1/12/25 ... 24,725 23,979
6835888.SQ.FTS.B, Zero Cpn, 1/12/25 ... 10,966 10,480
6836010.SQ.FTS.B, Zero Cpn, 1/12/25 ... 6,449 6,287
6836244.SQ.FTS.B, Zero Cpn, 1/12/25 ... 1,568 1,527
6836285.SQ.FTS.B, Zero Cpn, 1/12/25 ... 6,074 5,587
6836420.SQ.FTS.B, Zero Cpn, 1/12/25 ... 74,889 62,128
6838455.SQ.FTS.B, Zero Cpn, 1/13/25 ... 11,078 10,308
6838837.SQ.FTS.B, Zero Cpn, 1/13/25 ... 1,327 1,223
6838979.SQ.FTS.B, Zero Cpn, 1/13/25 ... 4,155 3,970
6839211.SQ.FTS.B, Zero Cpn, 1/13/25 ... 6,403 5,034
6839462.SQ.FTS.B, Zero Cpn, 1/13/25 ... 1,642 1,456
6839507.SQ.FTS.B, Zero Cpn, 1/13/25 ... 824 716
6839536.SQ.FTS.B, Zero Cpn, 1/13/25 ... 8,991 8,482
6839893.SQ.FTS.B, Zero Cpn, 1/13/25 ... 4,803 4,526
6840051.SQ.FTS.B, Zero Cpn, 1/13/25 ... 5,843 5,612
6840245.SQ.FTS.B, Zero Cpn, 1/13/25 ... 10,045 9,342
6840558.SQ.FTS.B, Zero Cpn, 1/13/25 ... 12,120 11,411
6840904.SQ.FTS.B, Zero Cpn, 1/13/25 ... 2,496 2,429
6841366.SQ.FTS.B, Zero Cpn, 1/13/25 ... 7,751 7,170
6841524.SQ.FTS.B, Zero Cpn, 1/13/25 ... 636 456
6841549.SQ.FTS.B, Zero Cpn, 1/13/25 ... 7,281 7,045
6841844.SQ.FTS.B, Zero Cpn, 1/13/25 ... 10,522 10,096
6842195.SQ.FTS.B, Zero Cpn, 1/14/25 ... 1,112 967
6842278.SQ.FTS.B, Zero Cpn, 1/14/25 ... 811 806
6842447.SQ.FTS.B, Zero Cpn, 1/14/25 ... 12,092 11,279
6843066.SQ.FTS.B, Zero Cpn, 1/14/25 ... 4,681 4,606
6843447.SQ.FTS.B, Zero Cpn, 1/14/25 ... 1,483 1,295
6843514.SQ.FTS.B, Zero Cpn, 1/14/25 ... 3,469 3,386
6843676.SQ.FTS.B, Zero Cpn, 1/14/25 ... 14,829 14,417
6843976.SQ.FTS.B, Zero Cpn, 1/14/25 ... 4,972 4,922
6844269.SQ.FTS.B, Zero Cpn, 1/14/25 ... 5,260 4,686
6844405.SQ.FTS.B, Zero Cpn, 1/14/25 ... 5,871 5,632
6844523.SQ.FTS.B, Zero Cpn, 1/14/25 ... 9,907 9,165
6844717.SQ.FTS.B, Zero Cpn, 1/14/25 ... 20,380 18,905
6845307.SQ.FTS.B, Zero Cpn, 1/15/25 ... 2,862 2,749
6845361.SQ.FTS.B, Zero Cpn, 1/15/25 ... 2,075 1,994
6845418.SQ.FTS.B, Zero Cpn, 1/15/25 ... 3,132 2,721
6845464.SQ.FTS.B, Zero Cpn, 1/15/25 ... 3,723 3,457
6845530.SQ.FTS.B, Zero Cpn, 1/15/25 ... 2,130 2,107
6845639.SQ.FTS.B, Zero Cpn, 1/15/25 ... 14,561 14,082
6845952.SQ.FTS.B, Zero Cpn, 1/15/25 ... 10,003 9,252
6846112.SQ.FTS.B, Zero Cpn, 1/15/25 ... 3,513 3,418
6846263.SQ.FTS.B, Zero Cpn, 1/16/25 ... 4,932 4,736
6846369.SQ.FTS.B, Zero Cpn, 1/16/25 ... 791 735
6846393.SQ.FTS.B, Zero Cpn, 1/16/25 ... 1,208 1,170
6846419.SQ.FTS.B, Zero Cpn, 1/16/25 ... 11,691 11,276
6846633.SQ.FTS.B, Zero Cpn, 1/16/25 ... 3,668 3,206
6846703.SQ.FTS.B, Zero Cpn, 1/16/25 ... 1,097 1,020
6846724.SQ.FTS.B, Zero Cpn, 1/16/25 ... 567 558
6846816.SQ.FTS.B, Zero Cpn, 1/16/25 ... 17,623 16,726
Description
Principal
Amount Value
Block, Inc. (continued)
6848002.SQ.FTS.B, Zero Cpn, 1/17/25 ... $ 7,722 $ 7,329
6848139.SQ.FTS.B, Zero Cpn, 1/17/25 ... 18,167 16,304
6848392.SQ.FTS.B, Zero Cpn, 1/17/25 ... 4,105 3,860
6848514.SQ.FTS.B, Zero Cpn, 1/17/25 ... 4,233 3,868
6848591.SQ.FTS.B, Zero Cpn, 1/17/25 ... 8,608 8,399
6848819.SQ.FTS.B, Zero Cpn, 1/17/25 ... 2,608 2,497
6848857.SQ.FTS.B, Zero Cpn, 1/17/25 ... 888 871
6848902.SQ.FTS.B, Zero Cpn, 1/17/25 ... 853 838
6848973.SQ.FTS.B, Zero Cpn, 1/17/25 ... 12,154 11,648
6849274.SQ.FTS.B, Zero Cpn, 1/17/25 ... 11,405 11,114
6849620.SQ.FTS.B, Zero Cpn, 1/17/25 ... 2,781 2,574
6849672.SQ.FTS.B, Zero Cpn, 1/17/25 ... 21,848 20,889
6850168.SQ.FTS.B, Zero Cpn, 1/17/25 ... 9,851 7,944
6850371.SQ.FTS.B, Zero Cpn, 1/18/25 ... 9,705 9,429
6850739.SQ.FTS.B, Zero Cpn, 1/18/25 ... 23,077 22,359
6851470.SQ.FTS.B, Zero Cpn, 1/18/25 ... 368 349
6851480.SQ.FTS.B, Zero Cpn, 1/18/25 ... 2,947 2,101
6851525.SQ.FTS.B, Zero Cpn, 1/18/25 ... 1,472 1,433
6851579.SQ.FTS.B, Zero Cpn, 1/18/25 ... 1,069 1,052
6851609.SQ.FTS.B, Zero Cpn, 1/18/25 ... 2,434 2,344
6851686.SQ.FTS.B, Zero Cpn, 1/18/25 ... 15,659 15,049
6852102.SQ.FTS.B, Zero Cpn, 1/18/25 ... 7,006 6,819
6852271.SQ.FTS.B, Zero Cpn, 1/18/25 ... 19,547 18,907
6852585.SQ.FTS.B, Zero Cpn, 1/18/25 ... 11,509 11,122
6852868.SQ.FTS.B, Zero Cpn, 1/18/25 ... 3,118 2,832
6852970.SQ.FTS.B, Zero Cpn, 1/18/25 ... 17,932 17,323
6853312.SQ.FTS.B, Zero Cpn, 1/18/25 ... 1,515 1,497
6853388.SQ.FTS.B, Zero Cpn, 1/18/25 ... 3,464 3,347
6853524.SQ.FTS.B, Zero Cpn, 1/18/25 ... 6,785 6,593
6853608.SQ.FTS.B, Zero Cpn, 1/19/25 ... 10,857 10,283
6853937.SQ.FTS.B, Zero Cpn, 1/19/25 ... 18,946 17,446
6854592.SQ.FTS.B, Zero Cpn, 1/19/25 ... 2,522 2,488
6854721.SQ.FTS.B, Zero Cpn, 1/19/25 ... 8,894 8,556
6854979.SQ.FTS.B, Zero Cpn, 1/19/25 ... 7,497 7,311
6855173.SQ.FTS.B, Zero Cpn, 1/19/25 ... 1,905 1,856
6855270.SQ.FTS.B, Zero Cpn, 1/19/25 ... 44,801 43,041
6856330.SQ.FTS.B, Zero Cpn, 1/19/25 ... 1,777 1,727
6856365.SQ.FTS.B, Zero Cpn, 1/19/25 ... 4,124 4,013
6856478.SQ.FTS.B, Zero Cpn, 1/19/25 ... 9,252 9,094
6858168.SQ.FTS.B, Zero Cpn, 1/20/25 ... 5,497 5,261
6858335.SQ.FTS.B, Zero Cpn, 1/20/25 ... 3,139 1,998
6858443.SQ.FTS.B, Zero Cpn, 1/20/25 ... 333 325
6858466.SQ.FTS.B, Zero Cpn, 1/20/25 ... 5,795 4,252
6858760.SQ.FTS.B, Zero Cpn, 1/20/25 ... 4,305 4,084
6858955.SQ.FTS.B, Zero Cpn, 1/20/25 ... 5,650 5,238
6859079.SQ.FTS.B, Zero Cpn, 1/20/25 ... 1,426 1,378
6859133.SQ.FTS.B, Zero Cpn, 1/20/25 ... 39,304 38,110
6860424.SQ.FTS.B, Zero Cpn, 1/20/25 ... 3,186 2,982
6860515.SQ.FTS.B, Zero Cpn, 1/20/25 ... 5,755 5,494
6860701.SQ.FTS.B, Zero Cpn, 1/20/25 ... 3,487 3,337
6860790.SQ.FTS.B, Zero Cpn, 1/20/25 ... 6,933 6,142
6860905.SQ.FTS.B, Zero Cpn, 1/20/25 ... 5,162 4,858
6861047.SQ.FTS.B, Zero Cpn, 1/20/25 ... 4,127 3,924
6861105.SQ.FTS.B, Zero Cpn, 1/20/25 ... 14,290 12,874
6861352.SQ.FTS.B, Zero Cpn, 1/20/25 ... 877 821
6861397.SQ.FTS.B, Zero Cpn, 1/20/25 ... 3,889 3,666
6861516.SQ.FTS.B, Zero Cpn, 1/20/25 ... 3,354 3,126
6861616.SQ.FTS.B, Zero Cpn, 1/21/25 ... 3,036 2,976

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6861796.SQ.FTS.B, Zero Cpn, 1/21/25 ... $ 4,587 $ 4,433
6862007.SQ.FTS.B, Zero Cpn, 1/21/25 ... 2,511 2,446
6862190.SQ.FTS.B, Zero Cpn, 1/21/25 ... 1,305 1,199
6862302.SQ.FTS.B, Zero Cpn, 1/21/25 ... 591 575
6862333.SQ.FTS.B, Zero Cpn, 1/21/25 ... 1,482 1,385
6862405.SQ.FTS.B, Zero Cpn, 1/21/25 ... 5,458 5,223
6862530.SQ.FTS.B, Zero Cpn, 1/21/25 ... 12,265 11,954
6863061.SQ.FTS.B, Zero Cpn, 1/21/25 ... 388 371
6863090.SQ.FTS.B, Zero Cpn, 1/21/25 ... 33,291 30,650
6863964.SQ.FTS.B, Zero Cpn, 1/21/25 ... 1,605 1,495
6864013.SQ.FTS.B, Zero Cpn, 1/21/25 ... 8,783 8,409
6864270.SQ.FTS.B, Zero Cpn, 1/21/25 ... 5,464 5,218
6864423.SQ.FTS.B, Zero Cpn, 1/21/25 ... 12,956 12,258
6864651.SQ.FTS.B, Zero Cpn, 1/22/25 ... 2,524 2,371
6864699.SQ.FTS.B, Zero Cpn, 1/22/25 ... 654 390
6864707.SQ.FTS.B, Zero Cpn, 1/22/25 ... 4,505 4,044
6864775.SQ.FTS.B, Zero Cpn, 1/22/25 ... 2,089 1,991
6864814.SQ.FTS.B, Zero Cpn, 1/22/25 ... 2,843 2,661
6864850.SQ.FTS.B, Zero Cpn, 1/22/25 ... 5,368 5,166
6864955.SQ.FTS.B, Zero Cpn, 1/22/25 ... 11,429 10,934
6865115.SQ.FTS.B, Zero Cpn, 1/22/25 ... 964 882
6865136.SQ.FTS.B, Zero Cpn, 1/22/25 ... 20,390 19,469
6865532.SQ.FTS.B, Zero Cpn, 1/23/25 ... 593 575
6865550.SQ.FTS.B, Zero Cpn, 1/23/25 ... 1,293 1,272
6865584.SQ.FTS.B, Zero Cpn, 1/23/25 ... 16,723 12,433
6865790.SQ.FTS.B, Zero Cpn, 1/23/25 ... 4,019 3,718
6865856.SQ.FTS.B, Zero Cpn, 1/23/25 ... 914 866
6865878.SQ.FTS.B, Zero Cpn, 1/23/25 ... 13,786 13,059
6866581.SQ.FTS.B, Zero Cpn, 1/24/25 ... 7,142 6,891
6866845.SQ.FTS.B, Zero Cpn, 1/24/25 ... 9,289 8,887
6867082.SQ.FTS.B, Zero Cpn, 1/24/25 ... 28,872 27,635
6867693.SQ.FTS.B, Zero Cpn, 1/24/25 ... 7,462 6,812
6867808.SQ.FTS.B, Zero Cpn, 1/24/25 ... 33,015 31,808
6868283.SQ.FTS.B, Zero Cpn, 1/24/25 ... 1,946 1,901
6868345.SQ.FTS.B, Zero Cpn, 1/24/25 ... 5,451 5,407
6868623.SQ.FTS.B, Zero Cpn, 1/24/25 ... 1,743 1,680
6868656.SQ.FTS.B, Zero Cpn, 1/24/25 ... 1,617 1,532
6868687.SQ.FTS.B, Zero Cpn, 1/24/25 ... 5,279 4,604
6868793.SQ.FTS.B, Zero Cpn, 1/24/25 ... 22,784 16,371
6869170.SQ.FTS.B, Zero Cpn, 1/24/25 ... 3,362 2,075
6869210.SQ.FTS.B, Zero Cpn, 1/24/25 ... 8,934 8,453
6869352.SQ.FTS.B, Zero Cpn, 1/24/25 ... 45,620 36,592
6869515.SQ.FTS.B, Zero Cpn, 1/25/25 ... 7,609 6,667
6869871.SQ.FTS.B, Zero Cpn, 1/25/25 ... 7,050 6,782
6870099.SQ.FTS.B, Zero Cpn, 1/25/25 ... 3,386 3,068
6870299.SQ.FTS.B, Zero Cpn, 1/25/25 ... 7,438 7,334
6870620.SQ.FTS.B, Zero Cpn, 1/25/25 ... 3,642 3,450
6870740.SQ.FTS.B, Zero Cpn, 1/25/25 ... 2,033 2,015
6870869.SQ.FTS.B, Zero Cpn, 1/25/25 ... 7,451 7,177
6870949.SQ.FTS.B, Zero Cpn, 1/25/25 ... 3,527 3,382
6870993.SQ.FTS.B, Zero Cpn, 1/25/25 ... 8,330 7,967
6871091.SQ.FTS.B, Zero Cpn, 1/25/25 ... 24,151 22,303
6871457.SQ.FTS.B, Zero Cpn, 1/25/25 ... 34,124 32,119
6871898.SQ.FTS.B, Zero Cpn, 1/25/25 ... 22,463 21,477
6872319.SQ.FTS.B, Zero Cpn, 1/25/25 ... 8,409 8,124
6872485.SQ.FTS.B, Zero Cpn, 1/25/25 ... 2,695 2,502
6872536.SQ.FTS.B, Zero Cpn, 1/25/25 ... 14,298 13,713
6872655.SQ.FTS.B, Zero Cpn, 1/26/25 ... 2,387 2,318
Description
Principal
Amount Value
Block, Inc. (continued)
6872723.SQ.FTS.B, Zero Cpn, 1/26/25 ... $ 4,597 $ 4,394
6872847.SQ.FTS.B, Zero Cpn, 1/26/25 ... 2,260 2,200
6872904.SQ.FTS.B, Zero Cpn, 1/26/25 ... 12,543 12,279
6873475.SQ.FTS.B, Zero Cpn, 1/26/25 ... 2,705 2,487
6873558.SQ.FTS.B, Zero Cpn, 1/26/25 ... 1,990 1,889
6873613.SQ.FTS.B, Zero Cpn, 1/26/25 ... 5,738 3,524
6873690.SQ.FTS.B, Zero Cpn, 1/26/25 ... 22,683 22,077
6874128.SQ.FTS.B, Zero Cpn, 1/26/25 ... 15,366 14,867
6874444.SQ.FTS.B, Zero Cpn, 1/26/25 ... 42,974 41,521
6875301.SQ.FTS.B, Zero Cpn, 1/26/25 ... 5,954 5,451
6875382.SQ.FTS.B, Zero Cpn, 1/26/25 ... 4,979 4,819
6875513.SQ.FTS.B, Zero Cpn, 1/26/25 ... 35,671 32,811
6877284.SQ.FTS.B, Zero Cpn, 1/27/25 ... 9,711 8,893
6877578.SQ.FTS.B, Zero Cpn, 1/27/25 ... 4,918 4,761
6877760.SQ.FTS.B, Zero Cpn, 1/27/25 ... 12,768 12,106
6878142.SQ.FTS.B, Zero Cpn, 1/27/25 ... 1,934 1,503
6878181.SQ.FTS.B, Zero Cpn, 1/27/25 ... 602 586
6878207.SQ.FTS.B, Zero Cpn, 1/27/25 ... 1,854 1,793
6878251.SQ.FTS.B, Zero Cpn, 1/27/25 ... 24,779 23,415
6878883.SQ.FTS.B, Zero Cpn, 1/27/25 ... 20,967 19,916
6879433.SQ.FTS.B, Zero Cpn, 1/27/25 ... 62,050 58,296
6880857.SQ.FTS.B, Zero Cpn, 1/28/25 ... 16,621 15,958
6881544.SQ.FTS.B, Zero Cpn, 1/28/25 ... 18,092 17,312
6882416.SQ.FTS.B, Zero Cpn, 1/28/25 ... 3,087 3,053
6882600.SQ.FTS.B, Zero Cpn, 1/28/25 ... 80,911 78,302
6884076.SQ.FTS.B, Zero Cpn, 1/29/25 ... 5,156 4,519
6884186.SQ.FTS.B, Zero Cpn, 1/29/25 ... 7,852 7,466
6884323.SQ.FTS.B, Zero Cpn, 1/29/25 ... 7,936 7,354
6884438.SQ.FTS.B, Zero Cpn, 1/29/25 ... 2,720 2,663
6884505.SQ.FTS.B, Zero Cpn, 1/29/25 ... 3,474 3,426
6884628.SQ.FTS.B, Zero Cpn, 1/29/25 ... 3,816 3,529
6884701.SQ.FTS.B, Zero Cpn, 1/29/25 ... 1,225 1,182
6884731.SQ.FTS.B, Zero Cpn, 1/29/25 ... 1,737 1,676
6884770.SQ.FTS.B, Zero Cpn, 1/29/25 ... 2,841 2,775
6884835.SQ.FTS.B, Zero Cpn, 1/30/25 ... 4,532 4,295
6884928.SQ.FTS.B, Zero Cpn, 1/30/25 ... 2,496 2,338
6884983.SQ.FTS.B, Zero Cpn, 1/30/25 ... 4,006 3,718
6885060.SQ.FTS.B, Zero Cpn, 1/30/25 ... 17,263 15,185
6885320.SQ.FTS.B, Zero Cpn, 1/30/25 ... 4,498 4,166
6885406.SQ.FTS.B, Zero Cpn, 1/30/25 ... 1,511 1,470
6885427.SQ.FTS.B, Zero Cpn, 1/30/25 ... 11,734 11,259
6885929.SQ.FTS.B, Zero Cpn, 1/31/25 ... 501 486
6885971.SQ.FTS.B, Zero Cpn, 1/31/25 ... 306 297
6885989.SQ.FTS.B, Zero Cpn, 1/31/25 ... 641 602
6886037.SQ.FTS.B, Zero Cpn, 1/31/25 ... 10,441 9,980
6886509.SQ.FTS.B, Zero Cpn, 1/31/25 ... 5,832 5,557
6886695.SQ.FTS.B, Zero Cpn, 1/31/25 ... 596 560
6886727.SQ.FTS.B, Zero Cpn, 1/31/25 ... 3,450 3,278
6886852.SQ.FTS.B, Zero Cpn, 1/31/25 ... 4,120 4,015
6886992.SQ.FTS.B, Zero Cpn, 1/31/25 ... 11,141 9,708
6887420.SQ.FTS.B, Zero Cpn, 1/31/25 ... 2,995 2,893
6887480.SQ.FTS.B, Zero Cpn, 1/31/25 ... 28,949 27,857
6888456.SQ.FTS.B, Zero Cpn, 1/31/25 ... 6,016 5,220
6888677.SQ.FTS.B, Zero Cpn, 1/31/25 ... 1,980 1,941
6888845.SQ.FTS.B, Zero Cpn, 1/31/25 ... 3,178 1,982
6888884.SQ.FTS.B, Zero Cpn, 1/31/25 ... 3,822 3,624
6888950.SQ.FTS.B, Zero Cpn, 1/31/25 ... 1,821 1,660
6888984.SQ.FTS.B, Zero Cpn, 1/31/25 ... 9,218 8,725

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6889126.SQ.FTS.B, Zero Cpn, 1/31/25 ... $ 7,450 $ 7,161
6889281.SQ.FTS.B, Zero Cpn, 1/31/25 ... 1,858 1,828
6889380.SQ.FTS.B, Zero Cpn, 2/01/25 ... 1,042 1,008
6889434.SQ.FTS.B, Zero Cpn, 2/01/25 ... 5,105 4,939
6889767.SQ.FTS.B, Zero Cpn, 2/01/25 ... 2,343 2,216
6889814.SQ.FTS.B, Zero Cpn, 2/01/25 ... 1,018 972
6889862.SQ.FTS.B, Zero Cpn, 2/01/25 ... 5,973 5,741
6890197.SQ.FTS.B, Zero Cpn, 2/01/25 ... 1,159 1,122
6890262.SQ.FTS.B, Zero Cpn, 2/01/25 ... 12,437 11,638
6890558.SQ.FTS.B, Zero Cpn, 2/01/25 ... 8,506 8,181
6890826.SQ.FTS.B, Zero Cpn, 2/01/25 ... 1,081 1,040
6890861.SQ.FTS.B, Zero Cpn, 2/01/25 ... 7,064 6,782
6891043.SQ.FTS.B, Zero Cpn, 2/01/25 ... 5,645 5,414
6891153.SQ.FTS.B, Zero Cpn, 2/01/25 ... 9,837 9,279
6891447.SQ.FTS.B, Zero Cpn, 2/01/25 ... 514 493
6891460.SQ.FTS.B, Zero Cpn, 2/01/25 ... 5,472 5,262
6891611.SQ.FTS.B, Zero Cpn, 2/01/25 ... 4,235 3,905
6891737.SQ.FTS.B, Zero Cpn, 2/01/25 ... 3,007 2,497
6891822.SQ.FTS.B, Zero Cpn, 2/01/25 ... 28,365 27,374
6892550.SQ.FTS.B, Zero Cpn, 2/01/25 ... 909 878
6892585.SQ.FTS.B, Zero Cpn, 2/01/25 ... 974 933
6892634.SQ.FTS.B, Zero Cpn, 2/01/25 ... 3,343 3,156
6892735.SQ.FTS.B, Zero Cpn, 2/02/25 ... 3,623 3,488
6892854.SQ.FTS.B, Zero Cpn, 2/02/25 ... 404 391
6892879.SQ.FTS.B, Zero Cpn, 2/02/25 ... 5,457 5,230
6893042.SQ.FTS.B, Zero Cpn, 2/02/25 ... 4,879 4,409
6893194.SQ.FTS.B, Zero Cpn, 2/02/25 ... 3,707 3,570
6893335.SQ.FTS.B, Zero Cpn, 2/02/25 ... 3,702 3,577
6893523.SQ.FTS.B, Zero Cpn, 2/02/25 ... 14,233 13,691
6893872.SQ.FTS.B, Zero Cpn, 2/02/25 ... 4,300 4,120
6893962.SQ.FTS.B, Zero Cpn, 2/02/25 ... 13,436 12,953
6894275.SQ.FTS.B, Zero Cpn, 2/02/25 ... 4,682 4,369
6894415.SQ.FTS.B, Zero Cpn, 2/02/25 ... 8,257 5,730
6894524.SQ.FTS.B, Zero Cpn, 2/02/25 ... 1,636 1,535
6894583.SQ.FTS.B, Zero Cpn, 2/02/25 ... 12,826 12,008
6894787.SQ.FTS.B, Zero Cpn, 2/02/25 ... 1,937 1,820
6894824.SQ.FTS.B, Zero Cpn, 2/02/25 ... 676 532
6894833.SQ.FTS.B, Zero Cpn, 2/02/25 ... 1,817 1,736
6894905.SQ.FTS.B, Zero Cpn, 2/02/25 ... 1,148 797
6894928.SQ.FTS.B, Zero Cpn, 2/02/25 ... 1,870 1,799
6894995.SQ.FTS.B, Zero Cpn, 2/02/25 ... 365 354
6895004.SQ.FTS.B, Zero Cpn, 2/02/25 ... 40,084 38,303
6897597.SQ.FTS.B, Zero Cpn, 2/03/25 ... 794 630
6897627.SQ.FTS.B, Zero Cpn, 2/03/25 ... 35,130 33,772
6898798.SQ.FTS.B, Zero Cpn, 2/03/25 ... 1,343 1,300
6898880.SQ.FTS.B, Zero Cpn, 2/03/25 ... 1,311 1,260
6898897.SQ.FTS.B, Zero Cpn, 2/03/25 ... 2,212 2,093
6898994.SQ.FTS.B, Zero Cpn, 2/03/25 ... 2,614 2,221
6899064.SQ.FTS.B, Zero Cpn, 2/03/25 ... 3,065 2,899
6899115.SQ.FTS.B, Zero Cpn, 2/03/25 ... 52,805 50,790
6901008.SQ.FTS.B, Zero Cpn, 2/04/25 ... 1,739 1,641
6901088.SQ.FTS.B, Zero Cpn, 2/04/25 ... 3,885 3,762
6901345.SQ.FTS.B, Zero Cpn, 2/04/25 ... 1,933 1,851
6901878.SQ.FTS.B, Zero Cpn, 2/04/25 ... 7,350 7,027
6902213.SQ.FTS.B, Zero Cpn, 2/04/25 ... 3,096 2,982
6902363.SQ.FTS.B, Zero Cpn, 2/04/25 ... 3,681 3,536
6902444.SQ.FTS.B, Zero Cpn, 2/04/25 ... 16,291 15,712
6902931.SQ.FTS.B, Zero Cpn, 2/04/25 ... 2,669 2,496
Description
Principal
Amount Value
Block, Inc. (continued)
6902951.SQ.FTS.B, Zero Cpn, 2/04/25 ... $ 6,452 $ 6,248
6903129.SQ.FTS.B, Zero Cpn, 2/04/25 ... 24,886 23,756
6903614.SQ.FTS.B, Zero Cpn, 2/04/25 ... 669 650
6903970.SQ.FTS.B, Zero Cpn, 2/04/25 ... 3,509 3,323
6904150.SQ.FTS.B, Zero Cpn, 2/04/25 ... 57,481 54,732
6904250.SQ.FTS.B, Zero Cpn, 2/05/25 ... 5,857 5,609
6904370.SQ.FTS.B, Zero Cpn, 2/05/25 ... 4,394 3,078
6904459.SQ.FTS.B, Zero Cpn, 2/05/25 ... 3,528 3,359
6904569.SQ.FTS.B, Zero Cpn, 2/05/25 ... 14,702 13,647
6904888.SQ.FTS.B, Zero Cpn, 2/05/25 ... 1,064 931
6904916.SQ.FTS.B, Zero Cpn, 2/05/25 ... 1,305 1,260
6904950.SQ.FTS.B, Zero Cpn, 2/05/25 ... 8,764 8,453
6905178.SQ.FTS.B, Zero Cpn, 2/06/25 ... 26,736 23,894
6905648.SQ.FTS.B, Zero Cpn, 2/06/25 ... 1,115 1,078
6905741.SQ.FTS.B, Zero Cpn, 2/07/25 ... 7,134 6,871
6906299.SQ.FTS.B, Zero Cpn, 2/07/25 ... 3,649 3,480
6906570.SQ.FTS.B, Zero Cpn, 2/07/25 ... 1,238 1,195
6906644.SQ.FTS.B, Zero Cpn, 2/07/25 ... 1,542 1,480
6906728.SQ.FTS.B, Zero Cpn, 2/07/25 ... 1,728 1,078
6906812.SQ.FTS.B, Zero Cpn, 2/07/25 ... 10,625 8,899
6907082.SQ.FTS.B, Zero Cpn, 2/07/25 ... 6,953 6,593
6907345.SQ.FTS.B, Zero Cpn, 2/07/25 ... 35,720 34,448
6908369.SQ.FTS.B, Zero Cpn, 2/07/25 ... 10,555 10,106
6908535.SQ.FTS.B, Zero Cpn, 2/07/25 ... 8,135 7,843
6908782.SQ.FTS.B, Zero Cpn, 2/07/25 ... 15,708 15,026
6909059.SQ.FTS.B, Zero Cpn, 2/08/25 ... 3,599 3,459
6909161.SQ.FTS.B, Zero Cpn, 2/08/25 ... 15,741 15,112
6909620.SQ.FTS.B, Zero Cpn, 2/08/25 ... 16,320 15,004
6910152.SQ.FTS.B, Zero Cpn, 2/08/25 ... 5,347 5,135
6910288.SQ.FTS.B, Zero Cpn, 2/08/25 ... 3,302 3,178
6910404.SQ.FTS.B, Zero Cpn, 2/08/25 ... 26,048 24,824
6910971.SQ.FTS.B, Zero Cpn, 2/08/25 ... 26,078 24,589
6911488.SQ.FTS.B, Zero Cpn, 2/08/25 ... 3,534 3,429
6911623.SQ.FTS.B, Zero Cpn, 2/08/25 ... 3,571 3,430
6911673.SQ.FTS.B, Zero Cpn, 2/08/25 ... 6,526 6,247
6911813.SQ.FTS.B, Zero Cpn, 2/08/25 ... 669 651
6911844.SQ.FTS.B, Zero Cpn, 2/08/25 ... 2,437 2,307
6911942.SQ.FTS.B, Zero Cpn, 2/08/25 ... 1,255 1,207
6911989.SQ.FTS.B, Zero Cpn, 2/08/25 ... 9,561 8,790
6912172.SQ.FTS.B, Zero Cpn, 2/09/25 ... 7,818 7,522
6912323.SQ.FTS.B, Zero Cpn, 2/09/25 ... 58,159 55,046
6913886.SQ.FTS.B, Zero Cpn, 2/09/25 ... 12,942 12,376
6914177.SQ.FTS.B, Zero Cpn, 2/09/25 ... 6,570 6,309
6914333.SQ.FTS.B, Zero Cpn, 2/09/25 ... 4,803 4,592
6914438.SQ.FTS.B, Zero Cpn, 2/09/25 ... 7,443 7,145
6914559.SQ.FTS.B, Zero Cpn, 2/09/25 ... 11,493 10,283
6914684.SQ.FTS.B, Zero Cpn, 2/09/25 ... 1,637 1,576
6914703.SQ.FTS.B, Zero Cpn, 2/09/25 ... 321 312
6914732.SQ.FTS.B, Zero Cpn, 2/09/25 ... 5,134 4,929
6916077.SQ.FTS.B, Zero Cpn, 2/10/25 ... 1,887 1,736
6916128.SQ.FTS.B, Zero Cpn, 2/10/25 ... 188 183
6916150.SQ.FTS.B, Zero Cpn, 2/10/25 ... 1,372 865
6916183.SQ.FTS.B, Zero Cpn, 2/10/25 ... 12,596 12,083
6916760.SQ.FTS.B, Zero Cpn, 2/10/25 ... 19,824 18,811
6917410.SQ.FTS.B, Zero Cpn, 2/10/25 ... 35,281 33,900
6918206.SQ.FTS.B, Zero Cpn, 2/10/25 ... 9,038 8,759
6918604.SQ.FTS.B, Zero Cpn, 2/10/25 ... 4,682 4,172
6918720.SQ.FTS.B, Zero Cpn, 2/10/25 ... 4,549 4,287

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6918968.SQ.FTS.B, Zero Cpn, 2/11/25 ... $ 19,131 $ 18,026
6919290.SQ.FTS.B, Zero Cpn, 2/11/25 ... 240 234
6919310.SQ.FTS.B, Zero Cpn, 2/11/25 ... 13,080 12,326
6919642.SQ.FTS.B, Zero Cpn, 2/11/25 ... 984 894
6919669.SQ.FTS.B, Zero Cpn, 2/11/25 ... 2,741 2,588
6919716.SQ.FTS.B, Zero Cpn, 2/11/25 ... 903 867
6919736.SQ.FTS.B, Zero Cpn, 2/11/25 ... 5,064 4,797
6919861.SQ.FTS.B, Zero Cpn, 2/11/25 ... 1,532 1,451
6919908.SQ.FTS.B, Zero Cpn, 2/11/25 ... 1,403 1,329
6919945.SQ.FTS.B, Zero Cpn, 2/11/25 ... 969 736
6919965.SQ.FTS.B, Zero Cpn, 2/11/25 ... 32,634 28,020
6920407.SQ.FTS.B, Zero Cpn, 2/11/25 ... 4,431 4,238
6920473.SQ.FTS.B, Zero Cpn, 2/11/25 ... 14,195 13,622
6920533.SQ.FTS.B, Zero Cpn, 2/12/25 ... 1,160 1,113
6920562.SQ.FTS.B, Zero Cpn, 2/12/25 ... 5,561 4,031
6920651.SQ.FTS.B, Zero Cpn, 2/12/25 ... 1,318 1,272
6920675.SQ.FTS.B, Zero Cpn, 2/12/25 ... 13,634 12,481
6920887.SQ.FTS.B, Zero Cpn, 2/12/25 ... 234 227
6920895.SQ.FTS.B, Zero Cpn, 2/12/25 ... 857 822
6920907.SQ.FTS.B, Zero Cpn, 2/12/25 ... 6,385 5,940
6921119.SQ.FTS.B, Zero Cpn, 2/13/25 ... 838 811
6921146.SQ.FTS.B, Zero Cpn, 2/13/25 ... 1,493 1,444
6921174.SQ.FTS.B, Zero Cpn, 2/13/25 ... 12,111 11,635
6921396.SQ.FTS.B, Zero Cpn, 2/13/25 ... 1,798 1,736
6921810.SQ.FTS.B, Zero Cpn, 2/14/25 ... 783 756
6921838.SQ.FTS.B, Zero Cpn, 2/14/25 ... 5,689 5,247
6922004.SQ.FTS.B, Zero Cpn, 2/14/25 ... 4,336 4,162
6922096.SQ.FTS.B, Zero Cpn, 2/14/25 ... 30,215 29,000
6922474.SQ.FTS.B, Zero Cpn, 2/14/25 ... 7,326 7,008
6922517.SQ.FTS.B, Zero Cpn, 2/14/25 ... 9,631 8,301
6922663.SQ.FTS.B, Zero Cpn, 2/14/25 ... 378 364
6922664.SQ.FTS.B, Zero Cpn, 2/14/25 ... 7,394 7,114
6922785.SQ.FTS.B, Zero Cpn, 2/14/25 ... 8,047 7,743
6922891.SQ.FTS.B, Zero Cpn, 2/14/25 ... 3,711 3,584
6922960.SQ.FTS.B, Zero Cpn, 2/14/25 ... 11,864 10,481
6923087.SQ.FTS.B, Zero Cpn, 2/14/25 ... 14,872 13,852
6923265.SQ.FTS.B, Zero Cpn, 2/14/25 ... 2,873 2,761
6923421.SQ.FTS.B, Zero Cpn, 2/15/25 ... 4,725 4,516
6923560.SQ.FTS.B, Zero Cpn, 2/15/25 ... 614 592
6923570.SQ.FTS.B, Zero Cpn, 2/15/25 ... 12,120 11,663
6923831.SQ.FTS.B, Zero Cpn, 2/15/25 ... 1,531 1,354
6923855.SQ.FTS.B, Zero Cpn, 2/15/25 ... 3,411 3,274
6923899.SQ.FTS.B, Zero Cpn, 2/15/25 ... 35,210 32,482
6928566.SQ.FTS.B, Zero Cpn, 2/16/25 ... 13,812 11,714
6932633.SQ.FTS.B, Zero Cpn, 2/17/25 ... 1,765 1,718
6933212.SQ.FTS.B, Zero Cpn, 2/17/25 ... 11,129 10,646
6933459.SQ.FTS.B, Zero Cpn, 2/17/25 ... 2,318 1,929
6933487.SQ.FTS.B, Zero Cpn, 2/17/25 ... 1,755 1,685
6933527.SQ.FTS.B, Zero Cpn, 2/17/25 ... 2,343 2,254
6933558.SQ.FTS.B, Zero Cpn, 2/17/25 ... 3,320 3,166
6933620.SQ.FTS.B, Zero Cpn, 2/17/25 ... 21,088 20,175
6933935.SQ.FTS.B, Zero Cpn, 2/17/25 ... 960 914
6933957.SQ.FTS.B, Zero Cpn, 2/17/25 ... 2,501 2,416
6934008.SQ.FTS.B, Zero Cpn, 2/17/25 ... 4,495 4,270
6934072.SQ.FTS.B, Zero Cpn, 2/17/25 ... 882 846
6934088.SQ.FTS.B, Zero Cpn, 2/17/25 ... 2,768 2,634
6934139.SQ.FTS.B, Zero Cpn, 2/17/25 ... 858 822
6934151.SQ.FTS.B, Zero Cpn, 2/17/25 ... 8,308 7,466
Description
Principal
Amount Value
Block, Inc. (continued)
6934257.SQ.FTS.B, Zero Cpn, 2/17/25 ... $ 1,563 $ 1,515
6934283.SQ.FTS.B, Zero Cpn, 2/17/25 ... 2,044 1,973
6934332.SQ.FTS.B, Zero Cpn, 2/17/25 ... 1,394 1,339
6934354.SQ.FTS.B, Zero Cpn, 2/17/25 ... 5,284 5,044
6934453.SQ.FTS.B, Zero Cpn, 2/17/25 ... 5,972 5,685
6934562.SQ.FTS.B, Zero Cpn, 2/17/25 ... 2,418 2,287
6934623.SQ.FTS.B, Zero Cpn, 2/17/25 ... 2,000 1,887
6934660.SQ.FTS.B, Zero Cpn, 2/17/25 ... 17,285 16,364
6935152.SQ.FTS.B, Zero Cpn, 2/17/25 ... 868 834
6935169.SQ.FTS.B, Zero Cpn, 2/17/25 ... 23,244 21,528
6935640.SQ.FTS.B, Zero Cpn, 2/17/25 ... 10,383 9,925
6935864.SQ.FTS.B, Zero Cpn, 2/17/25 ... 18,064 15,622
6936169.SQ.FTS.B, Zero Cpn, 2/17/25 ... 9,934 9,498
6936331.SQ.FTS.B, Zero Cpn, 2/17/25 ... 17,325 14,984
6936509.SQ.FTS.B, Zero Cpn, 2/17/25 ... 2,777 2,677
6936543.SQ.FTS.B, Zero Cpn, 2/17/25 ... 2,006 1,816
6936557.SQ.FTS.B, Zero Cpn, 2/17/25 ... 45,634 43,732
6936956.SQ.FTS.B, Zero Cpn, 2/17/25 ... 4,008 3,834
6937013.SQ.FTS.B, Zero Cpn, 2/18/25 ... 19,423 17,465
6937176.SQ.FTS.B, Zero Cpn, 2/18/25 ... 1,114 1,082
6937199.SQ.FTS.B, Zero Cpn, 2/18/25 ... 7,563 6,301
6937312.SQ.FTS.B, Zero Cpn, 2/18/25 ... 5,405 5,199
6937431.SQ.FTS.B, Zero Cpn, 2/18/25 ... 5,318 4,911
6937491.SQ.FTS.B, Zero Cpn, 2/18/25 ... 2,898 2,783
6937568.SQ.FTS.B, Zero Cpn, 2/18/25 ... 3,965 3,772
6937604.SQ.FTS.B, Zero Cpn, 2/18/25 ... 3,704 3,576
6937656.SQ.FTS.B, Zero Cpn, 2/18/25 ... 2,551 2,449
6937698.SQ.FTS.B, Zero Cpn, 2/18/25 ... 2,452 2,365
6937751.SQ.FTS.B, Zero Cpn, 2/18/25 ... 1,787 1,730
6937790.SQ.FTS.B, Zero Cpn, 2/18/25 ... 680 656
6937804.SQ.FTS.B, Zero Cpn, 2/18/25 ... 5,255 5,037
6937855.SQ.FTS.B, Zero Cpn, 2/18/25 ... 1,418 1,335
6937868.SQ.FTS.B, Zero Cpn, 2/18/25 ... 4,401 4,181
6937915.SQ.FTS.B, Zero Cpn, 2/18/25 ... 5,332 5,157
6938171.SQ.FTS.B, Zero Cpn, 2/18/25 ... 21,117 20,293
6938956.SQ.FTS.B, Zero Cpn, 2/18/25 ... 4,625 4,339
6939128.SQ.FTS.B, Zero Cpn, 2/18/25 ... 28,623 25,737
6939501.SQ.FTS.B, Zero Cpn, 2/18/25 ... 2,994 2,877
6939605.SQ.FTS.B, Zero Cpn, 2/18/25 ... 2,592 2,500
6939744.SQ.FTS.B, Zero Cpn, 2/18/25 ... 2,224 2,116
6939835.SQ.FTS.B, Zero Cpn, 2/18/25 ... 19,136 18,384
6940205.SQ.FTS.B, Zero Cpn, 2/18/25 ... 1,967 1,851
6940298.SQ.FTS.B, Zero Cpn, 2/18/25 ... 16,111 15,201
6940642.SQ.FTS.B, Zero Cpn, 2/18/25 ... 484 474
6940677.SQ.FTS.B, Zero Cpn, 2/18/25 ... 5,081 4,856
6940816.SQ.FTS.B, Zero Cpn, 2/18/25 ... 1,566 1,508
6940867.SQ.FTS.B, Zero Cpn, 2/18/25 ... 5,346 4,950
6941020.SQ.FTS.B, Zero Cpn, 2/18/25 ... 4,921 4,726
6941121.SQ.FTS.B, Zero Cpn, 2/19/25 ... 4,624 4,351
6941187.SQ.FTS.B, Zero Cpn, 2/19/25 ... 1,302 1,246
6941208.SQ.FTS.B, Zero Cpn, 2/19/25 ... 28,429 27,285
6941601.SQ.FTS.B, Zero Cpn, 2/19/25 ... 4,294 4,053
6941685.SQ.FTS.B, Zero Cpn, 2/19/25 ... 1,007 947
6941699.SQ.FTS.B, Zero Cpn, 2/19/25 ... 8,061 7,734
6941839.SQ.FTS.B, Zero Cpn, 2/19/25 ... 195 191
6941857.SQ.FTS.B, Zero Cpn, 2/19/25 ... 709 673
6941871.SQ.FTS.B, Zero Cpn, 2/20/25 ... 7,817 7,303
6942007.SQ.FTS.B, Zero Cpn, 2/20/25 ... 6,973 6,707

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6942140.SQ.FTS.B, Zero Cpn, 2/20/25 ... $ 859 $ 827
6942159.SQ.FTS.B, Zero Cpn, 2/20/25 ... 2,742 2,566
6942189.SQ.FTS.B, Zero Cpn, 2/20/25 ... 5,365 5,151
6942273.SQ.FTS.B, Zero Cpn, 2/20/25 ... 16,790 15,966
6942536.SQ.FTS.B, Zero Cpn, 2/20/25 ... 8,023 7,730
6942921.SQ.FTS.B, Zero Cpn, 2/21/25 ... 19,118 17,948
6943648.SQ.FTS.B, Zero Cpn, 2/21/25 ... 1,152 1,111
6943698.SQ.FTS.B, Zero Cpn, 2/21/25 ... 2,483 2,340
6943747.SQ.FTS.B, Zero Cpn, 2/21/25 ... 15,422 14,684
6944112.SQ.FTS.B, Zero Cpn, 2/21/25 ... 11,426 10,585
6944346.SQ.FTS.B, Zero Cpn, 2/21/25 ... 1,134 755
6944352.SQ.FTS.B, Zero Cpn, 2/21/25 ... 7,194 6,793
6944546.SQ.FTS.B, Zero Cpn, 2/21/25 ... 5,306 5,039
6944670.SQ.FTS.B, Zero Cpn, 2/21/25 ... 1,879 1,773
6944702.SQ.FTS.B, Zero Cpn, 2/21/25 ... 8,182 7,852
6944822.SQ.FTS.B, Zero Cpn, 2/21/25 ... 11,880 10,940
6945058.SQ.FTS.B, Zero Cpn, 2/21/25 ... 15,460 14,493
6945334.SQ.FTS.B, Zero Cpn, 2/21/25 ... 4,049 3,834
6945408.SQ.FTS.B, Zero Cpn, 2/21/25 ... 738 714
6945431.SQ.FTS.B, Zero Cpn, 2/21/25 ... 1,624 1,562
6945502.SQ.FTS.B, Zero Cpn, 2/21/25 ... 1,850 1,775
6945544.SQ.FTS.B, Zero Cpn, 2/21/25 ... 5,699 5,336
6945654.SQ.FTS.B, Zero Cpn, 2/21/25 ... 1,270 1,224
6945708.SQ.FTS.B, Zero Cpn, 2/21/25 ... 2,935 2,808
6945775.SQ.FTS.B, Zero Cpn, 2/21/25 ... 4,949 4,745
6945890.SQ.FTS.B, Zero Cpn, 2/21/25 ... 5,268 4,972
6946194.SQ.FTS.B, Zero Cpn, 2/21/25 ... 18,488 17,509
6946425.SQ.FTS.B, Zero Cpn, 2/21/25 ... 4,414 4,252
6946538.SQ.FTS.B, Zero Cpn, 2/21/25 ... 36,900 35,204
6946599.SQ.FTS.B, Zero Cpn, 2/22/25 ... 11,941 11,469
6946824.SQ.FTS.B, Zero Cpn, 2/22/25 ... 1,491 1,436
6946875.SQ.FTS.B, Zero Cpn, 2/22/25 ... 5,643 5,192
6946997.SQ.FTS.B, Zero Cpn, 2/22/25 ... 5,572 5,371
6947294.SQ.FTS.B, Zero Cpn, 2/22/25 ... 1,049 965
6947442.SQ.FTS.B, Zero Cpn, 2/22/25 ... 3,064 2,931
6947569.SQ.FTS.B, Zero Cpn, 2/22/25 ... 14,110 12,983
6947893.SQ.FTS.B, Zero Cpn, 2/22/25 ... 4,475 3,893
6947974.SQ.FTS.B, Zero Cpn, 2/22/25 ... 7,419 7,116
6948228.SQ.FTS.B, Zero Cpn, 2/22/25 ... 2,017 1,927
6948274.SQ.FTS.B, Zero Cpn, 2/22/25 ... 4,741 4,490
6948357.SQ.FTS.B, Zero Cpn, 2/22/25 ... 10,972 10,335
6948529.SQ.FTS.B, Zero Cpn, 2/22/25 ... 8,533 8,052
6948731.SQ.FTS.B, Zero Cpn, 2/22/25 ... 2,824 2,720
6948754.SQ.FTS.B, Zero Cpn, 2/22/25 ... 13,324 12,880
6949104.SQ.FTS.B, Zero Cpn, 2/22/25 ... 1,213 1,106
6949115.SQ.FTS.B, Zero Cpn, 2/22/25 ... 4,305 4,130
6949208.SQ.FTS.B, Zero Cpn, 2/22/25 ... 13,829 13,145
6949409.SQ.FTS.B, Zero Cpn, 2/22/25 ... 854 717
6949432.SQ.FTS.B, Zero Cpn, 2/22/25 ... 2,763 2,665
6949570.SQ.FTS.B, Zero Cpn, 2/22/25 ... 3,280 3,133
6949608.SQ.FTS.B, Zero Cpn, 2/22/25 ... 11,023 10,508
6949741.SQ.FTS.B, Zero Cpn, 2/22/25 ... 1,870 1,794
6949773.SQ.FTS.B, Zero Cpn, 2/22/25 ... 3,755 3,626
6949847.SQ.FTS.B, Zero Cpn, 2/22/25 ... 12,455 11,934
6950014.SQ.FTS.B, Zero Cpn, 2/23/25 ... 11,259 10,411
6950206.SQ.FTS.B, Zero Cpn, 2/23/25 ... 164 160
6950215.SQ.FTS.B, Zero Cpn, 2/23/25 ... 42,158 40,452
6951159.SQ.FTS.B, Zero Cpn, 2/23/25 ... 5,681 4,703
Description
Principal
Amount Value
Block, Inc. (continued)
6951254.SQ.FTS.B, Zero Cpn, 2/23/25 ... $ 4,697 $ 4,410
6951340.SQ.FTS.B, Zero Cpn, 2/23/25 ... 4,962 4,724
6951421.SQ.FTS.B, Zero Cpn, 2/23/25 ... 1,690 1,633
6951488.SQ.FTS.B, Zero Cpn, 2/23/25 ... 1,892 1,773
6951521.SQ.FTS.B, Zero Cpn, 2/23/25 ... 1,793 1,723
6951570.SQ.FTS.B, Zero Cpn, 2/23/25 ... 2,168 2,060
6951602.SQ.FTS.B, Zero Cpn, 2/23/25 ... 1,846 1,784
6951641.SQ.FTS.B, Zero Cpn, 2/23/25 ... 10,899 10,459
6951770.SQ.FTS.B, Zero Cpn, 2/23/25 ... 3,760 3,562
6951821.SQ.FTS.B, Zero Cpn, 2/23/25 ... 7,356 7,064
6951912.SQ.FTS.B, Zero Cpn, 2/23/25 ... 19,219 18,388
6952177.SQ.FTS.B, Zero Cpn, 2/23/25 ... 7,588 7,327
6952319.SQ.FTS.B, Zero Cpn, 2/23/25 ... 1,914 1,837
6952346.SQ.FTS.B, Zero Cpn, 2/23/25 ... 5,824 5,584
6952488.SQ.FTS.B, Zero Cpn, 2/23/25 ... 19,777 18,326
6952910.SQ.FTS.B, Zero Cpn, 2/23/25 ... 664 602
6952926.SQ.FTS.B, Zero Cpn, 2/23/25 ... 5,410 4,816
6952992.SQ.FTS.B, Zero Cpn, 2/23/25 ... 12,836 11,427
6954770.SQ.FTS.B, Zero Cpn, 2/24/25 ... 1,957 1,885
6955029.SQ.FTS.B, Zero Cpn, 2/24/25 ... 948 875
6955062.SQ.FTS.B, Zero Cpn, 2/24/25 ... 5,518 5,294
6955315.SQ.FTS.B, Zero Cpn, 2/24/25 ... 21,836 19,450
6955830.SQ.FTS.B, Zero Cpn, 2/24/25 ... 4,175 4,034
6955971.SQ.FTS.B, Zero Cpn, 2/24/25 ... 26,592 25,420
6956614.SQ.FTS.B, Zero Cpn, 2/24/25 ... 77,222 69,667
6957887.SQ.FTS.B, Zero Cpn, 2/24/25 ... 2,147 2,067
6957952.SQ.FTS.B, Zero Cpn, 2/24/25 ... 22,230 21,092
6958342.SQ.FTS.B, Zero Cpn, 2/24/25 ... 2,085 1,957
6958455.SQ.FTS.B, Zero Cpn, 2/25/25 ... 13,581 12,753
6958911.SQ.FTS.B, Zero Cpn, 2/25/25 ... 2,985 2,852
6959107.SQ.FTS.B, Zero Cpn, 2/25/25 ... 7,361 6,992
6959467.SQ.FTS.B, Zero Cpn, 2/25/25 ... 2,900 2,723
6959545.SQ.FTS.B, Zero Cpn, 2/25/25 ... 2,263 2,168
6959616.SQ.FTS.B, Zero Cpn, 2/25/25 ... 2,939 2,742
6959667.SQ.FTS.B, Zero Cpn, 2/25/25 ... 1,585 1,518
6959698.SQ.FTS.B, Zero Cpn, 2/25/25 ... 1,878 1,815
6959785.SQ.FTS.B, Zero Cpn, 2/25/25 ... 28,390 26,596
6960173.SQ.FTS.B, Zero Cpn, 2/25/25 ... 6,172 5,895
6960283.SQ.FTS.B, Zero Cpn, 2/25/25 ... 4,976 4,728
6960337.SQ.FTS.B, Zero Cpn, 2/25/25 ... 5,860 5,421
6960441.SQ.FTS.B, Zero Cpn, 2/25/25 ... 17,305 16,582
6960756.SQ.FTS.B, Zero Cpn, 2/25/25 ... 4,326 4,133
6961097.SQ.FTS.B, Zero Cpn, 2/25/25 ... 5,195 4,195
6961749.SQ.FTS.B, Zero Cpn, 2/25/25 ... 1,376 1,284
6961785.SQ.FTS.B, Zero Cpn, 2/25/25 ... 1,719 1,646
6961801.SQ.FTS.B, Zero Cpn, 2/25/25 ... 7,182 6,702
6961943.SQ.FTS.B, Zero Cpn, 2/25/25 ... 13,337 12,446
6962121.SQ.FTS.B, Zero Cpn, 2/25/25 ... 11,922 11,194
6962356.SQ.FTS.B, Zero Cpn, 2/25/25 ... 4,301 4,013
6962383.SQ.FTS.B, Zero Cpn, 2/26/25 ... 2,269 2,057
6962417.SQ.FTS.B, Zero Cpn, 2/26/25 ... 10,904 10,453
6962505.SQ.FTS.B, Zero Cpn, 2/26/25 ... 1,952 1,830
6962523.SQ.FTS.B, Zero Cpn, 2/26/25 ... 1,593 1,517
6962536.SQ.FTS.B, Zero Cpn, 2/26/25 ... 3,709 3,551
6962643.SQ.FTS.B, Zero Cpn, 2/26/25 ... 4,396 4,213
6962693.SQ.FTS.B, Zero Cpn, 2/26/25 ... 1,214 1,105
6962710.SQ.FTS.B, Zero Cpn, 2/26/25 ... 2,237 2,112
6962747.SQ.FTS.B, Zero Cpn, 2/26/25 ... 4,908 4,337

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6962783.SQ.FTS.B, Zero Cpn, 2/26/25 ... $ 27,727 $ 24,725
6963031.SQ.FTS.B, Zero Cpn, 2/26/25 ... 2,514 2,391
6963066.SQ.FTS.B, Zero Cpn, 2/27/25 ... 1,247 1,190
6963086.SQ.FTS.B, Zero Cpn, 2/27/25 ... 2,863 2,383
6963133.SQ.FTS.B, Zero Cpn, 2/27/25 ... 3,124 2,996
6963176.SQ.FTS.B, Zero Cpn, 2/27/25 ... 2,278 2,151
6963208.SQ.FTS.B, Zero Cpn, 2/27/25 ... 393 381
6963222.SQ.FTS.B, Zero Cpn, 2/27/25 ... 1,815 1,376
6963243.SQ.FTS.B, Zero Cpn, 2/27/25 ... 2,277 2,198
6963284.SQ.FTS.B, Zero Cpn, 2/27/25 ... 12,259 11,530
6963438.SQ.FTS.B, Zero Cpn, 2/27/25 ... 2,441 2,317
6963462.SQ.FTS.B, Zero Cpn, 2/27/25 ... 23,846 22,845
6963959.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,208 2,142
6964122.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,871 4,440
6964271.SQ.FTS.B, Zero Cpn, 2/28/25 ... 926 888
6964345.SQ.FTS.B, Zero Cpn, 2/28/25 ... 6,962 6,681
6964608.SQ.FTS.B, Zero Cpn, 2/28/25 ... 31,755 30,235
6965256.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,279 3,059
6965318.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,025 1,950
6965351.SQ.FTS.B, Zero Cpn, 2/28/25 ... 945 902
6965364.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,209 1,173
6965406.SQ.FTS.B, Zero Cpn, 2/28/25 ... 10,749 10,393
6965609.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,070 3,895
6965667.SQ.FTS.B, Zero Cpn, 2/28/25 ... 5,254 4,982
6965758.SQ.FTS.B, Zero Cpn, 2/28/25 ... 6,569 6,245
6965889.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,096 1,054
6965913.SQ.FTS.B, Zero Cpn, 2/28/25 ... 12,235 11,772
6966119.SQ.FTS.B, Zero Cpn, 2/28/25 ... 9,120 8,728
6966199.SQ.FTS.B, Zero Cpn, 2/28/25 ... 11,151 10,589
6966312.SQ.FTS.B, Zero Cpn, 2/28/25 ... 49,332 47,252
6967045.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,977 3,596
6967101.SQ.FTS.B, Zero Cpn, 2/28/25 ... 10,568 10,047
6967238.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,576 2,462
6967263.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,533 1,454
6967280.SQ.FTS.B, Zero Cpn, 2/28/25 ... 8,077 7,680
6967472.SQ.FTS.B, Zero Cpn, 2/28/25 ... 17,809 15,914
6967559.SQ.FTS.B, Zero Cpn, 2/28/25 ... 8,408 8,079
6967826.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,419 1,361
6967858.SQ.FTS.B, Zero Cpn, 2/28/25 ... 5,160 4,903
6968019.SQ.FTS.B, Zero Cpn, 2/28/25 ... 24,170 23,110
6968588.SQ.FTS.B, Zero Cpn, 2/28/25 ... 6,694 6,056
6968719.SQ.FTS.B, Zero Cpn, 2/28/25 ... 10,591 10,173
6969008.SQ.FTS.B, Zero Cpn, 2/28/25 ... 8,990 8,457
6969157.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,394 3,265
6969293.SQ.FTS.B, Zero Cpn, 2/28/25 ... 26,566 25,538
6969820.SQ.FTS.B, Zero Cpn, 2/28/25 ... 9,720 9,296
6969959.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,462 2,365
6970003.SQ.FTS.B, Zero Cpn, 2/28/25 ... 10,207 8,948
6970173.SQ.FTS.B, Zero Cpn, 2/28/25 ... 12,427 11,912
6970418.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,276 4,026
6970490.SQ.FTS.B, Zero Cpn, 2/28/25 ... 464 446
6970498.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,624 2,431
6970521.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,622 4,423
6970620.SQ.FTS.B, Zero Cpn, 2/28/25 ... 35,609 33,860
6971091.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,151 1,097
6971147.SQ.FTS.B, Zero Cpn, 2/28/25 ... 10,675 10,200
6971293.SQ.FTS.B, Zero Cpn, 2/28/25 ... 9,704 9,305
6971491.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,804 3,644
Description
Principal
Amount Value
Block, Inc. (continued)
6971555.SQ.FTS.B, Zero Cpn, 2/28/25 ... $ 2,287 $ 2,189
6971634.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,602 2,426
6971717.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,541 2,457
6971869.SQ.FTS.B, Zero Cpn, 2/28/25 ... 2,730 2,571
6971969.SQ.FTS.B, Zero Cpn, 2/28/25 ... 3,740 3,548
6972032.SQ.FTS.B, Zero Cpn, 2/28/25 ... 12,321 11,577
6972449.SQ.FTS.B, Zero Cpn, 2/28/25 ... 8,003 7,674
6972568.SQ.FTS.B, Zero Cpn, 2/28/25 ... 5,613 4,927
6972677.SQ.FTS.B, Zero Cpn, 2/28/25 ... 1,833 1,639
6972693.SQ.FTS.B, Zero Cpn, 2/28/25 ... 34,467 33,135
6973295.SQ.FTS.B, Zero Cpn, 2/28/25 ... 18,022 17,122
6973798.SQ.FTS.B, Zero Cpn, 2/28/25 ... 20,189 19,336
6974153.SQ.FTS.B, Zero Cpn, 2/28/25 ... 11,800 10,937
6977394.SQ.FTS.B, Zero Cpn, 2/28/25 ... 25,220 24,205
6978300.SQ.FTS.B, Zero Cpn, 2/28/25 ... 21,968 21,205
6978986.SQ.FTS.B, Zero Cpn, 2/28/25 ... 6,963 6,675
6979136.SQ.FTS.B, Zero Cpn, 2/28/25 ... 4,730 4,386
6979196.SQ.FTS.B, Zero Cpn, 2/28/25 ... 10,530 9,925
6979401.SQ.FTS.B, Zero Cpn, 2/28/25 ... 12,537 12,081
6979673.SQ.FTS.B, Zero Cpn, 2/28/25 ... 27,577 26,549
6980267.SQ.FTS.B, Zero Cpn, 2/28/25 ... 7,261 6,893
6980420.SQ.FTS.B, Zero Cpn, 2/28/25 ... 17,558 16,894
6980832.SQ.FTS.B, Zero Cpn, 2/28/25 ... 43,892 41,227
6981268.SQ.FTS.B, Zero Cpn, 3/01/25 ... 2,549 2,452
6981369.SQ.FTS.B, Zero Cpn, 3/01/25 ... 1,043 1,001
6981414.SQ.FTS.B, Zero Cpn, 3/01/25 ... 538 522
6981439.SQ.FTS.B, Zero Cpn, 3/01/25 ... 2,572 2,472
6981547.SQ.FTS.B, Zero Cpn, 3/01/25 ... 1,273 1,088
6981583.SQ.FTS.B, Zero Cpn, 3/01/25 ... 9,969 9,520
6981843.SQ.FTS.B, Zero Cpn, 3/01/25 ... 692 666
6981855.SQ.FTS.B, Zero Cpn, 3/01/25 ... 3,856 3,672
6982063.SQ.FTS.B, Zero Cpn, 3/01/25 ... 1,847 1,480
6982122.SQ.FTS.B, Zero Cpn, 3/01/25 ... 6,174 5,925
6982235.SQ.FTS.B, Zero Cpn, 3/01/25 ... 8,805 8,389
6982470.SQ.FTS.B, Zero Cpn, 3/01/25 ... 1,676 1,603
6982550.SQ.FTS.B, Zero Cpn, 3/01/25 ... 16,306 15,204
6982931.SQ.FTS.B, Zero Cpn, 3/01/25 ... 1,102 1,039
6982939.SQ.FTS.B, Zero Cpn, 3/01/25 ... 5,073 4,880
6983008.SQ.FTS.B, Zero Cpn, 3/01/25 ... 3,202 3,061
6983073.SQ.FTS.B, Zero Cpn, 3/01/25 ... 8,343 7,471
6983226.SQ.FTS.B, Zero Cpn, 3/01/25 ... 4,682 4,395
6983349.SQ.FTS.B, Zero Cpn, 3/01/25 ... 1,340 1,263
6983423.SQ.FTS.B, Zero Cpn, 3/01/25 ... 9,636 9,158
6983553.SQ.FTS.B, Zero Cpn, 3/01/25 ... 10,108 9,710
6983763.SQ.FTS.B, Zero Cpn, 3/01/25 ... 44,627 42,804
6984709.SQ.FTS.B, Zero Cpn, 3/02/25 ... 1,273 1,157
6984749.SQ.FTS.B, Zero Cpn, 3/02/25 ... 2,841 2,683
6984781.SQ.FTS.B, Zero Cpn, 3/02/25 ... 3,782 3,621
6984826.SQ.FTS.B, Zero Cpn, 3/02/25 ... 816 782
6984837.SQ.FTS.B, Zero Cpn, 3/02/25 ... 4,450 4,181
6984888.SQ.FTS.B, Zero Cpn, 3/02/25 ... 8,786 8,404
6985030.SQ.FTS.B, Zero Cpn, 3/02/25 ... 9,416 8,990
6985171.SQ.FTS.B, Zero Cpn, 3/02/25 ... 12,354 11,866
6985361.SQ.FTS.B, Zero Cpn, 3/02/25 ... 15,884 14,387
6985572.SQ.FTS.B, Zero Cpn, 3/03/25 ... 7,020 6,613
6985678.SQ.FTS.B, Zero Cpn, 3/03/25 ... 12,272 11,008
6985856.SQ.FTS.B, Zero Cpn, 3/03/25 ... 10,645 9,549
6985976.SQ.FTS.B, Zero Cpn, 3/03/25 ... 861 803

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6985990.SQ.FTS.B, Zero Cpn, 3/03/25 ... $ 5,114 $ 4,802
6986082.SQ.FTS.B, Zero Cpn, 3/03/25 ... 28,347 26,294
6986458.SQ.FTS.B, Zero Cpn, 3/04/25 ... 1,070 998
6986474.SQ.FTS.B, Zero Cpn, 3/04/25 ... 256 249
6986554.SQ.FTS.B, Zero Cpn, 3/04/25 ... 3,837 3,607
6986599.SQ.FTS.B, Zero Cpn, 3/04/25 ... 3,456 3,048
6986642.SQ.FTS.B, Zero Cpn, 3/04/25 ... 1,779 1,702
6986664.SQ.FTS.B, Zero Cpn, 3/04/25 ... 4,740 4,464
6986724.SQ.FTS.B, Zero Cpn, 3/04/25 ... 2,978 2,764
6986764.SQ.FTS.B, Zero Cpn, 3/04/25 ... 5,769 5,526
6986842.SQ.FTS.B, Zero Cpn, 3/04/25 ... 945 812
6986852.SQ.FTS.B, Zero Cpn, 3/04/25 ... 1,196 1,128
6986860.SQ.FTS.B, Zero Cpn, 3/04/25 ... 8,937 8,395
6986941.SQ.FTS.B, Zero Cpn, 3/04/25 ... 17,434 15,381
6987103.SQ.FTS.B, Zero Cpn, 3/04/25 ... 4,429 3,908
6987160.SQ.FTS.B, Zero Cpn, 3/04/25 ... 2,128 1,828
6987199.SQ.FTS.B, Zero Cpn, 3/04/25 ... 1,185 955
6987216.SQ.FTS.B, Zero Cpn, 3/04/25 ... 1,480 1,426
6987239.SQ.FTS.B, Zero Cpn, 3/04/25 ... 695 676
6987258.SQ.FTS.B, Zero Cpn, 3/04/25 ... 1,437 1,251
6987275.SQ.FTS.B, Zero Cpn, 3/04/25 ... 1,319 1,265
6987456.SQ.FTS.B, Zero Cpn, 3/05/25 ... 27,165 25,472
6988180.SQ.FTS.B, Zero Cpn, 3/05/25 ... 2,933 2,763
6988244.SQ.FTS.B, Zero Cpn, 3/05/25 ... 1,424 1,341
6988315.SQ.FTS.B, Zero Cpn, 3/05/25 ... 883 843
6988354.SQ.FTS.B, Zero Cpn, 3/05/25 ... 5,063 4,822
6988549.SQ.FTS.B, Zero Cpn, 3/05/25 ... 2,509 2,411
6988604.SQ.FTS.B, Zero Cpn, 3/05/25 ... 6,915 6,416
6988728.SQ.FTS.B, Zero Cpn, 3/05/25 ... 1,088 991
6988757.SQ.FTS.B, Zero Cpn, 3/05/25 ... 7,532 7,142
6988899.SQ.FTS.B, Zero Cpn, 3/05/25 ... 11,445 10,684
6989175.SQ.FTS.B, Zero Cpn, 3/05/25 ... 3,646 3,518
6989264.SQ.FTS.B, Zero Cpn, 3/05/25 ... 8,114 7,891
6989514.SQ.FTS.B, Zero Cpn, 3/05/25 ... 7,751 7,418
6989677.SQ.FTS.B, Zero Cpn, 3/05/25 ... 45,859 43,993
6990092.SQ.FTS.B, Zero Cpn, 3/05/25 ... 5,637 5,395
6990143.SQ.FTS.B, Zero Cpn, 3/05/25 ... 5,661 5,285
6990194.SQ.FTS.B, Zero Cpn, 3/05/25 ... 12,847 12,181
6990336.SQ.FTS.B, Zero Cpn, 3/05/25 ... 2,036 1,901
6990363.SQ.FTS.B, Zero Cpn, 3/05/25 ... 1,632 1,549
6990423.SQ.FTS.B, Zero Cpn, 3/06/25 ... 2,385 2,314
6990464.SQ.FTS.B, Zero Cpn, 3/06/25 ... 35,747 33,556
6991017.SQ.FTS.B, Zero Cpn, 3/06/25 ... 8,864 8,561
6991195.SQ.FTS.B, Zero Cpn, 3/06/25 ... 16,910 16,233
6991531.SQ.FTS.B, Zero Cpn, 3/06/25 ... 56,936 53,456
6992863.SQ.FTS.B, Zero Cpn, 3/06/25 ... 9,819 9,475
6993040.SQ.FTS.B, Zero Cpn, 3/06/25 ... 11,071 10,535
6993199.SQ.FTS.B, Zero Cpn, 3/06/25 ... 1,231 1,184
6993229.SQ.FTS.B, Zero Cpn, 3/06/25 ... 2,698 2,596
6993306.SQ.FTS.B, Zero Cpn, 3/06/25 ... 403 388
6993319.SQ.FTS.B, Zero Cpn, 3/06/25 ... 2,402 2,230
6993354.SQ.FTS.B, Zero Cpn, 3/06/25 ... 1,851 1,648
6993384.SQ.FTS.B, Zero Cpn, 3/06/25 ... 34,111 31,851
6995636.SQ.FTS.B, Zero Cpn, 3/07/25 ... 975 762
6995688.SQ.FTS.B, Zero Cpn, 3/07/25 ... 1,749 1,483
6995736.SQ.FTS.B, Zero Cpn, 3/07/25 ... 2,535 2,429
6995776.SQ.FTS.B, Zero Cpn, 3/07/25 ... 4,648 4,449
6995888.SQ.FTS.B, Zero Cpn, 3/07/25 ... 1,674 1,612
Description
Principal
Amount Value
Block, Inc. (continued)
6995930.SQ.FTS.B, Zero Cpn, 3/07/25 ... $ 52,683 $ 50,140
6997213.SQ.FTS.B, Zero Cpn, 3/07/25 ... 7,576 7,120
6997372.SQ.FTS.B, Zero Cpn, 3/07/25 ... 986 956
6997399.SQ.FTS.B, Zero Cpn, 3/07/25 ... 11,956 11,446
6997622.SQ.FTS.B, Zero Cpn, 3/07/25 ... 4,193 4,067
6997706.SQ.FTS.B, Zero Cpn, 3/07/25 ... 5,249 5,009
6997746.SQ.FTS.B, Zero Cpn, 3/07/25 ... 1,961 1,844
6997762.SQ.FTS.B, Zero Cpn, 3/07/25 ... 1,467 1,406
6997773.SQ.FTS.B, Zero Cpn, 3/07/25 ... 7,917 7,558
6997890.SQ.FTS.B, Zero Cpn, 3/07/25 ... 668 648
6997907.SQ.FTS.B, Zero Cpn, 3/07/25 ... 1,412 1,351
6997925.SQ.FTS.B, Zero Cpn, 3/07/25 ... 10,344 9,801
6998035.SQ.FTS.B, Zero Cpn, 3/07/25 ... 3,466 3,120
6998100.SQ.FTS.B, Zero Cpn, 3/07/25 ... 48,920 46,893
6999270.SQ.FTS.B, Zero Cpn, 3/08/25 ... 9,683 9,263
6999846.SQ.FTS.B, Zero Cpn, 3/08/25 ... 5,408 5,089
6999929.SQ.FTS.B, Zero Cpn, 3/08/25 ... 6,160 5,804
7000026.SQ.FTS.B, Zero Cpn, 3/08/25 ... 5,070 3,669
7000071.SQ.FTS.B, Zero Cpn, 3/08/25 ... 879 835
7000096.SQ.FTS.B, Zero Cpn, 3/08/25 ... 4,571 4,371
7000186.SQ.FTS.B, Zero Cpn, 3/08/25 ... 11,323 10,549
7000376.SQ.FTS.B, Zero Cpn, 3/08/25 ... 1,251 1,188
7000402.SQ.FTS.B, Zero Cpn, 3/08/25 ... 1,595 1,528
7000421.SQ.FTS.B, Zero Cpn, 3/08/25 ... 6,039 4,727
7000485.SQ.FTS.B, Zero Cpn, 3/08/25 ... 4,829 4,478
7000558.SQ.FTS.B, Zero Cpn, 3/08/25 ... 3,224 3,071
7000622.SQ.FTS.B, Zero Cpn, 3/08/25 ... 855 835
7000646.SQ.FTS.B, Zero Cpn, 3/08/25 ... 8,788 8,263
7000796.SQ.FTS.B, Zero Cpn, 3/08/25 ... 15,024 14,145
7001036.SQ.FTS.B, Zero Cpn, 3/08/25 ... 17,447 16,669
7001359.SQ.FTS.B, Zero Cpn, 3/08/25 ... 15,213 13,839
7001661.SQ.FTS.B, Zero Cpn, 3/08/25 ... 71,926 68,519
7002319.SQ.FTS.B, Zero Cpn, 3/09/25 ... 3,496 3,337
7002372.SQ.FTS.B, Zero Cpn, 3/09/25 ... 4,635 4,330
7002435.SQ.FTS.B, Zero Cpn, 3/09/25 ... 26,367 25,215
7002817.SQ.FTS.B, Zero Cpn, 3/09/25 ... 34,889 33,060
7003292.SQ.FTS.B, Zero Cpn, 3/10/25 ... 13,477 11,711
7003442.SQ.FTS.B, Zero Cpn, 3/10/25 ... 901 871
7003460.SQ.FTS.B, Zero Cpn, 3/10/25 ... 13,563 12,978
7003650.SQ.FTS.B, Zero Cpn, 3/10/25 ... 3,095 2,818
7003681.SQ.FTS.B, Zero Cpn, 3/10/25 ... 30,617 29,341
7004504.SQ.FTS.B, Zero Cpn, 3/11/25 ... 17,666 16,748
7005017.SQ.FTS.B, Zero Cpn, 3/11/25 ... 4,006 3,850
7005108.SQ.FTS.B, Zero Cpn, 3/11/25 ... 1,133 1,091
7005177.SQ.FTS.B, Zero Cpn, 3/11/25 ... 1,335 1,266
7005198.SQ.FTS.B, Zero Cpn, 3/11/25 ... 7,816 7,494
7005441.SQ.FTS.B, Zero Cpn, 3/11/25 ... 2,885 2,629
7005480.SQ.FTS.B, Zero Cpn, 3/11/25 ... 6,061 5,753
7005545.SQ.FTS.B, Zero Cpn, 3/11/25 ... 18,576 17,799
7005879.SQ.FTS.B, Zero Cpn, 3/11/25 ... 35,313 33,687
7006362.SQ.FTS.B, Zero Cpn, 3/11/25 ... 2,203 1,700
7006394.SQ.FTS.B, Zero Cpn, 3/11/25 ... 4,824 4,589
7006470.SQ.FTS.B, Zero Cpn, 3/11/25 ... 7,407 7,097
7006650.SQ.FTS.B, Zero Cpn, 3/11/25 ... 2,937 2,794
7006719.SQ.FTS.B, Zero Cpn, 3/11/25 ... 11,404 10,904
7006908.SQ.FTS.B, Zero Cpn, 3/11/25 ... 1,736 1,580
7006924.SQ.FTS.B, Zero Cpn, 3/11/25 ... 3,807 3,463
7006969.SQ.FTS.B, Zero Cpn, 3/11/25 ... 10,007 9,422

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7007124.SQ.FTS.B, Zero Cpn, 3/11/25 ... $ 4,157 $ 4,002
7007201.SQ.FTS.B, Zero Cpn, 3/11/25 ... 1,283 1,233
7007221.SQ.FTS.B, Zero Cpn, 3/11/25 ... 26,155 25,040
7007470.SQ.FTS.B, Zero Cpn, 3/12/25 ... 14,849 14,190
7007745.SQ.FTS.B, Zero Cpn, 3/12/25 ... 832 659
7007758.SQ.FTS.B, Zero Cpn, 3/12/25 ... 931 884
7007777.SQ.FTS.B, Zero Cpn, 3/12/25 ... 21,022 20,054
7008407.SQ.FTS.B, Zero Cpn, 3/12/25 ... 26,976 23,966
7008894.SQ.FTS.B, Zero Cpn, 3/12/25 ... 65,294 58,955
7009623.SQ.FTS.B, Zero Cpn, 3/12/25 ... 1,383 1,316
7009641.SQ.FTS.B, Zero Cpn, 3/12/25 ... 12,120 10,375
7009787.SQ.FTS.B, Zero Cpn, 3/12/25 ... 18,124 17,176
7010050.SQ.FTS.B, Zero Cpn, 3/12/25 ... 12,111 11,372
7010276.SQ.FTS.B, Zero Cpn, 3/12/25 ... 27,396 24,337
7010697.SQ.FTS.B, Zero Cpn, 3/12/25 ... 3,648 3,122
7010751.SQ.FTS.B, Zero Cpn, 3/12/25 ... 5,738 5,525
7010834.SQ.FTS.B, Zero Cpn, 3/13/25 ... 3,812 3,351
7010912.SQ.FTS.B, Zero Cpn, 3/13/25 ... 1,237 964
7010939.SQ.FTS.B, Zero Cpn, 3/13/25 ... 4,816 4,606
7011044.SQ.FTS.B, Zero Cpn, 3/13/25 ... 560 536
7011068.SQ.FTS.B, Zero Cpn, 3/13/25 ... 6,765 6,350
7011207.SQ.FTS.B, Zero Cpn, 3/13/25 ... 1,618 1,547
7011243.SQ.FTS.B, Zero Cpn, 3/13/25 ... 8,381 7,997
7011593.SQ.FTS.B, Zero Cpn, 3/13/25 ... 4,562 4,290
7011817.SQ.FTS.B, Zero Cpn, 3/13/25 ... 3,655 3,505
7011988.SQ.FTS.B, Zero Cpn, 3/13/25 ... 34,178 32,193
7012852.SQ.FTS.B, Zero Cpn, 3/13/25 ... 2,972 2,722
7012913.SQ.FTS.B, Zero Cpn, 3/13/25 ... 8,307 7,772
7013038.SQ.FTS.B, Zero Cpn, 3/13/25 ... 606 557
7013065.SQ.FTS.B, Zero Cpn, 3/13/25 ... 1,598 1,179
7013097.SQ.FTS.B, Zero Cpn, 3/13/25 ... 10,399 10,001
7013263.SQ.FTS.B, Zero Cpn, 3/13/25 ... 3,690 3,510
7013332.SQ.FTS.B, Zero Cpn, 3/13/25 ... 4,286 4,072
7013405.SQ.FTS.B, Zero Cpn, 3/13/25 ... 6,255 5,986
7013579.SQ.FTS.B, Zero Cpn, 3/13/25 ... 72,357 67,241
7016321.SQ.FTS.B, Zero Cpn, 3/14/25 ... 69,702 66,262
7018343.SQ.FTS.B, Zero Cpn, 3/14/25 ... 78,404 75,404
7020108.SQ.FTS.B, Zero Cpn, 3/14/25 ... 5,085 4,911
7020150.SQ.FTS.B, Zero Cpn, 3/14/25 ... 8,075 7,713
7020251.SQ.FTS.B, Zero Cpn, 3/14/25 ... 12,921 11,761
7020336.SQ.FTS.B, Zero Cpn, 3/15/25 ... 1,274 1,218
7020386.SQ.FTS.B, Zero Cpn, 3/15/25 ... 3,993 3,837
7020509.SQ.FTS.B, Zero Cpn, 3/15/25 ... 4,093 3,905
7020618.SQ.FTS.B, Zero Cpn, 3/15/25 ... 2,533 2,400
7020694.SQ.FTS.B, Zero Cpn, 3/15/25 ... 5,756 5,493
7020839.SQ.FTS.B, Zero Cpn, 3/15/25 ... 4,123 3,763
7020964.SQ.FTS.B, Zero Cpn, 3/15/25 ... 1,420 1,245
7020990.SQ.FTS.B, Zero Cpn, 3/15/25 ... 9,252 8,764
7021213.SQ.FTS.B, Zero Cpn, 3/15/25 ... 9,170 8,763
7021464.SQ.FTS.B, Zero Cpn, 3/15/25 ... 1,743 1,651
7021519.SQ.FTS.B, Zero Cpn, 3/15/25 ... 7,187 6,826
7021682.SQ.FTS.B, Zero Cpn, 3/15/25 ... 68,067 65,006
7023026.SQ.FTS.B, Zero Cpn, 3/15/25 ... 1,329 1,200
7023051.SQ.FTS.B, Zero Cpn, 3/15/25 ... 64,744 61,673
7024412.SQ.FTS.B, Zero Cpn, 3/15/25 ... 5,903 5,649
7024547.SQ.FTS.B, Zero Cpn, 3/15/25 ... 5,983 5,706
7024614.SQ.FTS.B, Zero Cpn, 3/15/25 ... 35,458 33,180
7024635.SQ.FTS.B, Zero Cpn, 3/16/25 ... 9,725 9,138
Description
Principal
Amount Value
Block, Inc. (continued)
7024792.SQ.FTS.B, Zero Cpn, 3/16/25 ... $ 2,496 $ 2,125
7024816.SQ.FTS.B, Zero Cpn, 3/16/25 ... 1,670 1,604
7024841.SQ.FTS.B, Zero Cpn, 3/16/25 ... 611 588
7024857.SQ.FTS.B, Zero Cpn, 3/16/25 ... 2,870 2,653
7024897.SQ.FTS.B, Zero Cpn, 3/16/25 ... 1,458 1,391
7024910.SQ.FTS.B, Zero Cpn, 3/16/25 ... 11,293 10,777
7025076.SQ.FTS.B, Zero Cpn, 3/16/25 ... 2,218 2,118
7025095.SQ.FTS.B, Zero Cpn, 3/16/25 ... 9,991 9,523
7025221.SQ.FTS.B, Zero Cpn, 3/16/25 ... 18,403 17,622
7025507.SQ.FTS.B, Zero Cpn, 3/17/25 ... 1,264 1,209
7025525.SQ.FTS.B, Zero Cpn, 3/17/25 ... 3,745 3,487
7025579.SQ.FTS.B, Zero Cpn, 3/17/25 ... 6,445 6,068
7025659.SQ.FTS.B, Zero Cpn, 3/17/25 ... 3,700 3,501
7025720.SQ.FTS.B, Zero Cpn, 3/17/25 ... 12,395 11,236
7025889.SQ.FTS.B, Zero Cpn, 3/17/25 ... 1,073 1,006
7025906.SQ.FTS.B, Zero Cpn, 3/17/25 ... 642 622
7025935.SQ.FTS.B, Zero Cpn, 3/17/25 ... 14,642 12,647
7026107.SQ.FTS.B, Zero Cpn, 3/17/25 ... 20,139 19,309
7026736.SQ.FTS.B, Zero Cpn, 3/18/25 ... 2,363 2,250
7026841.SQ.FTS.B, Zero Cpn, 3/18/25 ... 2,590 2,487
7026991.SQ.FTS.B, Zero Cpn, 3/18/25 ... 814 787
7027040.SQ.FTS.B, Zero Cpn, 3/18/25 ... 1,500 1,437
7027121.SQ.FTS.B, Zero Cpn, 3/18/25 ... 3,132 2,614
7027203.SQ.FTS.B, Zero Cpn, 3/18/25 ... 6,892 6,597
7027365.SQ.FTS.B, Zero Cpn, 3/18/25 ... 5,103 4,849
7027501.SQ.FTS.B, Zero Cpn, 3/18/25 ... 2,390 2,286
7027532.SQ.FTS.B, Zero Cpn, 3/18/25 ... 1,037 1,006
7027563.SQ.FTS.B, Zero Cpn, 3/18/25 ... 1,110 1,068
7027579.SQ.FTS.B, Zero Cpn, 3/18/25 ... 5,504 5,259
7027684.SQ.FTS.B, Zero Cpn, 3/18/25 ... 5,423 5,165
7027836.SQ.FTS.B, Zero Cpn, 3/18/25 ... 5,301 4,988
7027966.SQ.FTS.B, Zero Cpn, 3/18/25 ... 4,716 4,403
7028051.SQ.FTS.B, Zero Cpn, 3/18/25 ... 5,613 5,093
7028161.SQ.FTS.B, Zero Cpn, 3/18/25 ... 2,028 1,693
7028217.SQ.FTS.B, Zero Cpn, 3/18/25 ... 19,103 18,344
7028484.SQ.FTS.B, Zero Cpn, 3/18/25 ... 2,549 2,414
7028525.SQ.FTS.B, Zero Cpn, 3/18/25 ... 2,450 2,343
7028559.SQ.FTS.B, Zero Cpn, 3/18/25 ... 3,146 3,012
7028588.SQ.FTS.B, Zero Cpn, 3/18/25 ... 17,869 17,166
7028878.SQ.FTS.B, Zero Cpn, 3/18/25 ... 664 591
7028884.SQ.FTS.B, Zero Cpn, 3/18/25 ... 5,471 5,175
7029055.SQ.FTS.B, Zero Cpn, 3/18/25 ... 1,697 1,280
7029077.SQ.FTS.B, Zero Cpn, 3/18/25 ... 1,081 1,032
7029092.SQ.FTS.B, Zero Cpn, 3/18/25 ... 3,620 3,198
7029166.SQ.FTS.B, Zero Cpn, 3/18/25 ... 49,679 47,332
7030045.SQ.FTS.B, Zero Cpn, 3/18/25 ... 3,987 3,811
7030123.SQ.FTS.B, Zero Cpn, 3/18/25 ... 65,403 61,466
7030470.SQ.FTS.B, Zero Cpn, 3/19/25 ... 3,799 3,589
7030572.SQ.FTS.B, Zero Cpn, 3/19/25 ... 49,653 47,429
7031893.SQ.FTS.B, Zero Cpn, 3/19/25 ... 6,608 6,297
7032027.SQ.FTS.B, Zero Cpn, 3/19/25 ... 1,099 1,059
7032072.SQ.FTS.B, Zero Cpn, 3/19/25 ... 44,470 41,800
7032731.SQ.FTS.B, Zero Cpn, 3/19/25 ... 3,019 2,907
7032771.SQ.FTS.B, Zero Cpn, 3/19/25 ... 662 642
7032794.SQ.FTS.B, Zero Cpn, 3/19/25 ... 12,152 11,487
7032956.SQ.FTS.B, Zero Cpn, 3/19/25 ... 2,624 2,523
7032988.SQ.FTS.B, Zero Cpn, 3/19/25 ... 1,387 1,324
7033050.SQ.FTS.B, Zero Cpn, 3/19/25 ... 11,889 11,432

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7033299.SQ.FTS.B, Zero Cpn, 3/19/25 ... $ 4,155 $ 3,940
7033343.SQ.FTS.B, Zero Cpn, 3/19/25 ... 2,543 2,390
7033375.SQ.FTS.B, Zero Cpn, 3/19/25 ... 14,293 13,707
7033570.SQ.FTS.B, Zero Cpn, 3/19/25 ... 6,812 6,495
7033691.SQ.FTS.B, Zero Cpn, 3/19/25 ... 20,723 19,745
7034178.SQ.FTS.B, Zero Cpn, 3/20/25 ... 45,055 42,887
7035330.SQ.FTS.B, Zero Cpn, 3/20/25 ... 3,037 2,904
7035425.SQ.FTS.B, Zero Cpn, 3/20/25 ... 3,846 3,675
7035743.SQ.FTS.B, Zero Cpn, 3/20/25 ... 1,487 1,358
7035906.SQ.FTS.B, Zero Cpn, 3/20/25 ... 6,161 5,643
7036032.SQ.FTS.B, Zero Cpn, 3/20/25 ... 2,154 2,061
7036056.SQ.FTS.B, Zero Cpn, 3/20/25 ... 2,685 2,504
7036081.SQ.FTS.B, Zero Cpn, 3/20/25 ... 29,683 28,162
7036509.SQ.FTS.B, Zero Cpn, 3/20/25 ... 15,519 14,921
7036685.SQ.FTS.B, Zero Cpn, 3/20/25 ... 1,628 1,580
7036717.SQ.FTS.B, Zero Cpn, 3/20/25 ... 15,531 14,116
7036941.SQ.FTS.B, Zero Cpn, 3/20/25 ... 4,930 4,675
7036981.SQ.FTS.B, Zero Cpn, 3/20/25 ... 56,726 53,952
7037792.SQ.FTS.B, Zero Cpn, 3/20/25 ... 6,421 5,984
7037855.SQ.FTS.B, Zero Cpn, 3/20/25 ... 1,390 1,315
7037873.SQ.FTS.B, Zero Cpn, 3/20/25 ... 3,557 3,371
7037923.SQ.FTS.B, Zero Cpn, 3/20/25 ... 5,067 4,639
7037990.SQ.FTS.B, Zero Cpn, 3/20/25 ... 9,082 8,611
7039773.SQ.FTS.B, Zero Cpn, 3/21/25 ... 4,765 4,476
7039852.SQ.FTS.B, Zero Cpn, 3/21/25 ... 2,039 1,940
7039876.SQ.FTS.B, Zero Cpn, 3/21/25 ... 2,073 2,002
7039954.SQ.FTS.B, Zero Cpn, 3/21/25 ... 1,520 1,355
7039991.SQ.FTS.B, Zero Cpn, 3/21/25 ... 755 684
7040006.SQ.FTS.B, Zero Cpn, 3/21/25 ... 2,584 2,446
7040103.SQ.FTS.B, Zero Cpn, 3/21/25 ... 12,636 12,099
7040398.SQ.FTS.B, Zero Cpn, 3/21/25 ... 23,376 22,130
7041104.SQ.FTS.B, Zero Cpn, 3/21/25 ... 5,188 4,956
7041281.SQ.FTS.B, Zero Cpn, 3/21/25 ... 18,763 17,814
7041655.SQ.FTS.B, Zero Cpn, 3/21/25 ... 7,981 7,546
7041800.SQ.FTS.B, Zero Cpn, 3/21/25 ... 6,397 5,666
7041938.SQ.FTS.B, Zero Cpn, 3/21/25 ... 2,627 2,537
7041995.SQ.FTS.B, Zero Cpn, 3/21/25 ... 5,238 4,924
7042111.SQ.FTS.B, Zero Cpn, 3/21/25 ... 9,370 8,933
7042286.SQ.FTS.B, Zero Cpn, 3/21/25 ... 1,901 1,842
7042355.SQ.FTS.B, Zero Cpn, 3/21/25 ... 2,699 2,390
7042399.SQ.FTS.B, Zero Cpn, 3/21/25 ... 16,305 15,434
7042606.SQ.FTS.B, Zero Cpn, 3/21/25 ... 26,777 23,979
7043072.SQ.FTS.B, Zero Cpn, 3/21/25 ... 11,555 10,997
7043366.SQ.FTS.B, Zero Cpn, 3/21/25 ... 10,768 10,231
7043570.SQ.FTS.B, Zero Cpn, 3/21/25 ... 63,871 60,787
7043830.SQ.FTS.B, Zero Cpn, 3/22/25 ... 6,565 6,282
7044059.SQ.FTS.B, Zero Cpn, 3/22/25 ... 3,811 3,204
7044164.SQ.FTS.B, Zero Cpn, 3/22/25 ... 11,522 10,804
7044501.SQ.FTS.B, Zero Cpn, 3/22/25 ... 1,362 1,319
7044596.SQ.FTS.B, Zero Cpn, 3/22/25 ... 11,625 11,105
7045027.SQ.FTS.B, Zero Cpn, 3/22/25 ... 10,557 9,836
7045336.SQ.FTS.B, Zero Cpn, 3/22/25 ... 42,258 40,002
7046352.SQ.FTS.B, Zero Cpn, 3/22/25 ... 5,262 5,054
7046504.SQ.FTS.B, Zero Cpn, 3/22/25 ... 9,433 8,919
7046623.SQ.FTS.B, Zero Cpn, 3/22/25 ... 4,911 4,700
7046710.SQ.FTS.B, Zero Cpn, 3/22/25 ... 2,615 2,398
7046749.SQ.FTS.B, Zero Cpn, 3/22/25 ... 16,528 15,798
7046975.SQ.FTS.B, Zero Cpn, 3/22/25 ... 7,767 7,118
Description
Principal
Amount Value
Block, Inc. (continued)
7047075.SQ.FTS.B, Zero Cpn, 3/23/25 ... $ 3,770 $ 3,636
7047133.SQ.FTS.B, Zero Cpn, 3/23/25 ... 8,100 7,623
7047230.SQ.FTS.B, Zero Cpn, 3/23/25 ... 6,385 5,952
7047280.SQ.FTS.B, Zero Cpn, 3/23/25 ... 9,636 9,163
7047387.SQ.FTS.B, Zero Cpn, 3/23/25 ... 2,317 2,212
7047416.SQ.FTS.B, Zero Cpn, 3/23/25 ... 9,713 9,122
7047537.SQ.FTS.B, Zero Cpn, 3/23/25 ... 955 782
7047546.SQ.FTS.B, Zero Cpn, 3/23/25 ... 15,726 14,992
7047741.SQ.FTS.B, Zero Cpn, 3/23/25 ... 21,330 20,366
7048219.SQ.FTS.B, Zero Cpn, 3/24/25 ... 2,297 2,165
7048244.SQ.FTS.B, Zero Cpn, 3/24/25 ... 2,732 2,646
7048312.SQ.FTS.B, Zero Cpn, 3/24/25 ... 2,843 2,691
7048345.SQ.FTS.B, Zero Cpn, 3/24/25 ... 7,388 6,956
7048439.SQ.FTS.B, Zero Cpn, 3/24/25 ... 3,840 3,662
7048479.SQ.FTS.B, Zero Cpn, 3/24/25 ... 16,962 16,186
7048737.SQ.FTS.B, Zero Cpn, 3/24/25 ... 16,184 15,391
7049350.SQ.FTS.B, Zero Cpn, 3/25/25 ... 14,249 13,556
7049723.SQ.FTS.B, Zero Cpn, 3/25/25 ... 10,373 9,900
7049892.SQ.FTS.B, Zero Cpn, 3/25/25 ... 1,823 1,622
7049913.SQ.FTS.B, Zero Cpn, 3/25/25 ... 3,788 3,588
7049971.SQ.FTS.B, Zero Cpn, 3/25/25 ... 7,811 7,338
7050118.SQ.FTS.B, Zero Cpn, 3/25/25 ... 6,789 6,419
7050225.SQ.FTS.B, Zero Cpn, 3/25/25 ... 12,491 10,922
7050403.SQ.FTS.B, Zero Cpn, 3/25/25 ... 13,750 12,875
7050562.SQ.FTS.B, Zero Cpn, 3/25/25 ... 29,026 27,656
7050843.SQ.FTS.B, Zero Cpn, 3/25/25 ... 9,783 9,302
7050945.SQ.FTS.B, Zero Cpn, 3/25/25 ... 8,979 8,618
7051031.SQ.FTS.B, Zero Cpn, 3/25/25 ... 33,535 32,083
7051540.SQ.FTS.B, Zero Cpn, 3/25/25 ... 3,284 3,139
7051594.SQ.FTS.B, Zero Cpn, 3/25/25 ... 4,121 3,933
7051629.SQ.FTS.B, Zero Cpn, 3/25/25 ... 6,063 5,757
7051723.SQ.FTS.B, Zero Cpn, 3/25/25 ... 5,443 5,125
7051798.SQ.FTS.B, Zero Cpn, 3/25/25 ... 6,501 6,208
7051888.SQ.FTS.B, Zero Cpn, 3/25/25 ... 62,905 59,954
7052627.SQ.FTS.B, Zero Cpn, 3/25/25 ... 7,640 7,288
7052708.SQ.FTS.B, Zero Cpn, 3/26/25 ... 8,403 7,825
7052825.SQ.FTS.B, Zero Cpn, 3/26/25 ... 13,371 12,753
7053059.SQ.FTS.B, Zero Cpn, 3/26/25 ... 8,604 8,028
7053270.SQ.FTS.B, Zero Cpn, 3/26/25 ... 8,371 7,806
7053546.SQ.FTS.B, Zero Cpn, 3/26/25 ... 10,096 9,648
7053795.SQ.FTS.B, Zero Cpn, 3/26/25 ... 4,439 4,103
7053870.SQ.FTS.B, Zero Cpn, 3/26/25 ... 2,990 2,595
7053912.SQ.FTS.B, Zero Cpn, 3/26/25 ... 10,241 9,714
7054087.SQ.FTS.B, Zero Cpn, 3/26/25 ... 6,220 5,976
7054187.SQ.FTS.B, Zero Cpn, 3/26/25 ... 1,340 1,282
7054218.SQ.FTS.B, Zero Cpn, 3/26/25 ... 20,047 19,059
7054471.SQ.FTS.B, Zero Cpn, 3/26/25 ... 4,083 3,673
7054556.SQ.FTS.B, Zero Cpn, 3/26/25 ... 18,753 17,898
7055833.SQ.FTS.B, Zero Cpn, 3/27/25 ... 23,647 22,415
7056073.SQ.FTS.B, Zero Cpn, 3/27/25 ... 14,901 14,243
7056315.SQ.FTS.B, Zero Cpn, 3/27/25 ... 656 622
7056324.SQ.FTS.B, Zero Cpn, 3/27/25 ... 4,107 3,682
7056403.SQ.FTS.B, Zero Cpn, 3/27/25 ... 4,669 4,460
7056552.SQ.FTS.B, Zero Cpn, 3/27/25 ... 24,705 23,685
7057115.SQ.FTS.B, Zero Cpn, 3/27/25 ... 22,530 21,307
7057713.SQ.FTS.B, Zero Cpn, 3/27/25 ... 659 632
7057737.SQ.FTS.B, Zero Cpn, 3/27/25 ... 859 816
7057770.SQ.FTS.B, Zero Cpn, 3/27/25 ... 24,584 23,418

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7058204.SQ.FTS.B, Zero Cpn, 3/27/25 ... $ 3,135 $ 2,975
7058251.SQ.FTS.B, Zero Cpn, 3/27/25 ... 19,991 18,988
7058548.SQ.FTS.B, Zero Cpn, 3/27/25 ... 1,724 1,665
7058601.SQ.FTS.B, Zero Cpn, 3/27/25 ... 2,046 1,980
7058654.SQ.FTS.B, Zero Cpn, 3/27/25 ... 1,484 1,408
7058666.SQ.FTS.B, Zero Cpn, 3/27/25 ... 1,609 1,550
7058690.SQ.FTS.B, Zero Cpn, 3/27/25 ... 1,501 1,433
7058716.SQ.FTS.B, Zero Cpn, 3/27/25 ... 2,819 2,588
7058749.SQ.FTS.B, Zero Cpn, 3/27/25 ... 1,506 1,380
7058769.SQ.FTS.B, Zero Cpn, 3/27/25 ... 18,946 17,516
7060929.SQ.FTS.B, Zero Cpn, 3/28/25 ... 9,531 8,834
7061260.SQ.FTS.B, Zero Cpn, 3/28/25 ... 851 773
7061299.SQ.FTS.B, Zero Cpn, 3/28/25 ... 3,425 3,169
7061341.SQ.FTS.B, Zero Cpn, 3/28/25 ... 1,902 1,737
7061389.SQ.FTS.B, Zero Cpn, 3/28/25 ... 4,345 4,024
7061463.SQ.FTS.B, Zero Cpn, 3/28/25 ... 19,714 18,358
7061944.SQ.FTS.B, Zero Cpn, 3/28/25 ... 2,941 2,673
7062067.SQ.FTS.B, Zero Cpn, 3/28/25 ... 1,431 1,314
7062125.SQ.FTS.B, Zero Cpn, 3/28/25 ... 536 485
7062152.SQ.FTS.B, Zero Cpn, 3/28/25 ... 753 674
7062192.SQ.FTS.B, Zero Cpn, 3/28/25 ... 8,625 8,003
7062434.SQ.FTS.B, Zero Cpn, 3/28/25 ... 53,447 49,003
7063364.SQ.FTS.B, Zero Cpn, 3/28/25 ... 3,521 3,253
7063395.SQ.FTS.B, Zero Cpn, 3/28/25 ... 7,350 6,819
7063450.SQ.FTS.B, Zero Cpn, 3/28/25 ... 99,928 93,693
7064816.SQ.FTS.B, Zero Cpn, 3/29/25 ... 5,364 4,969
7065028.SQ.FTS.B, Zero Cpn, 3/29/25 ... 41,420 38,222
7066289.SQ.FTS.B, Zero Cpn, 3/29/25 ... 4,781 4,383
7066390.SQ.FTS.B, Zero Cpn, 3/29/25 ... 3,006 2,798
7066437.SQ.FTS.B, Zero Cpn, 3/29/25 ... 10,099 9,307
7066539.SQ.FTS.B, Zero Cpn, 3/29/25 ... 32,228 29,749
7066835.SQ.FTS.B, Zero Cpn, 3/29/25 ... 20,163 18,811
7067396.SQ.FTS.B, Zero Cpn, 3/29/25 ... 1,698 1,552
7067466.SQ.FTS.B, Zero Cpn, 3/29/25 ... 2,293 2,100
7067563.SQ.FTS.B, Zero Cpn, 3/29/25 ... 6,119 5,638
7067833.SQ.FTS.B, Zero Cpn, 3/29/25 ... 6,259 5,779
7068145.SQ.FTS.B, Zero Cpn, 3/30/25 ... 8,605 8,010
7068232.SQ.FTS.B, Zero Cpn, 3/30/25 ... 2,327 2,134
7068252.SQ.FTS.B, Zero Cpn, 3/30/25 ... 2,869 2,645
7068279.SQ.FTS.B, Zero Cpn, 3/30/25 ... 6,774 6,202
7068348.SQ.FTS.B, Zero Cpn, 3/30/25 ... 8,874 8,230
7068440.SQ.FTS.B, Zero Cpn, 3/30/25 ... 2,142 1,978
7068467.SQ.FTS.B, Zero Cpn, 3/30/25 ... 4,241 3,871
7068539.SQ.FTS.B, Zero Cpn, 3/30/25 ... 7,000 6,465
7068606.SQ.FTS.B, Zero Cpn, 3/30/25 ... 1,545 1,440
7068632.SQ.FTS.B, Zero Cpn, 3/30/25 ... 4,314 4,014
7068709.SQ.FTS.B, Zero Cpn, 3/30/25 ... 12,196 11,140
7068861.SQ.FTS.B, Zero Cpn, 3/30/25 ... 1,471 1,354
7068880.SQ.FTS.B, Zero Cpn, 3/30/25 ... 1,122 1,026
7068893.SQ.FTS.B, Zero Cpn, 3/30/25 ... 3,390 3,083
7068928.SQ.FTS.B, Zero Cpn, 3/30/25 ... 1,490 1,350
7068948.SQ.FTS.B, Zero Cpn, 3/30/25 ... 4,225 3,885
7068990.SQ.FTS.B, Zero Cpn, 3/30/25 ... 10,108 9,433
7069134.SQ.FTS.B, Zero Cpn, 4/01/25 ... 3,441 3,226
7069182.SQ.FTS.B, Zero Cpn, 4/01/25 ... 25,800 24,077
7069489.SQ.FTS.B, Zero Cpn, 4/01/25 ... 2,685 2,483
7069516.SQ.FTS.B, Zero Cpn, 4/01/25 ... 6,465 5,995
7069579.SQ.FTS.B, Zero Cpn, 4/01/25 ... 9,884 9,195
Description
Principal
Amount Value
Block, Inc. (continued)
7069655.SQ.FTS.B, Zero Cpn, 4/01/25 ... $ 7,031 $ 6,557
7069743.SQ.FTS.B, Zero Cpn, 4/01/25 ... 8,714 8,137
7070120.SQ.FTS.B, Zero Cpn, 4/02/25 ... 33,908 31,541
7071377.SQ.FTS.B, Zero Cpn, 4/02/25 ... 10,545 9,885
7071556.SQ.FTS.B, Zero Cpn, 4/02/25 ... 21,614 20,179
7071936.SQ.FTS.B, Zero Cpn, 4/02/25 ... 19,872 18,306
7072111.SQ.FTS.B, Zero Cpn, 4/02/25 ... 1,833 1,661
7072152.SQ.FTS.B, Zero Cpn, 4/02/25 ... 7,854 7,233
7072244.SQ.FTS.B, Zero Cpn, 4/02/25 ... 8,436 7,849
7072424.SQ.FTS.B, Zero Cpn, 4/02/25 ... 5,900 5,384
7072516.SQ.FTS.B, Zero Cpn, 4/02/25 ... 17,438 16,162
7072751.SQ.FTS.B, Zero Cpn, 4/02/25 ... 28,370 26,284
7073341.SQ.FTS.B, Zero Cpn, 4/02/25 ... 5,611 5,102
7073426.SQ.FTS.B, Zero Cpn, 4/02/25 ... 29,215 26,770
7074006.SQ.FTS.B, Zero Cpn, 4/03/25 ... 1,127 1,007
7074054.SQ.FTS.B, Zero Cpn, 4/03/25 ... 1,032 948
7074066.SQ.FTS.B, Zero Cpn, 4/03/25 ... 20,932 19,470
7074413.SQ.FTS.B, Zero Cpn, 4/03/25 ... 44,826 41,424
7075406.SQ.FTS.B, Zero Cpn, 4/03/25 ... 4,689 4,300
7075490.SQ.FTS.B, Zero Cpn, 4/03/25 ... 36,212 33,877
7076084.SQ.FTS.B, Zero Cpn, 4/03/25 ... 36,498 34,198
7076683.SQ.FTS.B, Zero Cpn, 4/03/25 ... 7,008 6,302
7076862.SQ.FTS.B, Zero Cpn, 4/03/25 ... 15,088 14,023
7077062.SQ.FTS.B, Zero Cpn, 4/03/25 ... 400 373
7077064.SQ.FTS.B, Zero Cpn, 4/03/25 ... 8,569 7,903
7077204.SQ.FTS.B, Zero Cpn, 4/03/25 ... 2,326 2,133
7077217.SQ.FTS.B, Zero Cpn, 4/03/25 ... 10,598 9,861
7077329.SQ.FTS.B, Zero Cpn, 4/03/25 ... 741 679
7077341.SQ.FTS.B, Zero Cpn, 4/03/25 ... 1,969 1,820
7077358.SQ.FTS.B, Zero Cpn, 4/03/25 ... 3,132 2,904
7077401.SQ.FTS.B, Zero Cpn, 4/03/25 ... 2,128 1,966
7077415.SQ.FTS.B, Zero Cpn, 4/03/25 ... 3,088 2,847
7077467.SQ.FTS.B, Zero Cpn, 4/03/25 ... 3,405 3,190
7077519.SQ.FTS.B, Zero Cpn, 4/03/25 ... 1,390 1,265
7077535.SQ.FTS.B, Zero Cpn, 4/03/25 ... 1,245 1,151
7077545.SQ.FTS.B, Zero Cpn, 4/03/25 ... 2,496 2,313
7077567.SQ.FTS.B, Zero Cpn, 4/03/25 ... 11,209 10,407
7077718.SQ.FTS.B, Zero Cpn, 4/03/25 ... 801 737
7077722.SQ.FTS.B, Zero Cpn, 4/03/25 ... 8,569 7,845
7077835.SQ.FTS.B, Zero Cpn, 4/04/25 ... 3,911 3,607
7077920.SQ.FTS.B, Zero Cpn, 4/04/25 ... 30,943 29,001
7078667.SQ.FTS.B, Zero Cpn, 4/04/25 ... 3,139 2,910
7078734.SQ.FTS.B, Zero Cpn, 4/04/25 ... 36,205 33,221
7079472.SQ.FTS.B, Zero Cpn, 4/04/25 ... 4,026 3,773
7079531.SQ.FTS.B, Zero Cpn, 4/04/25 ... 28,060 26,187
7079846.SQ.FTS.B, Zero Cpn, 4/04/25 ... 26,402 24,004
7080150.SQ.FTS.B, Zero Cpn, 4/04/25 ... 2,347 2,167
7080187.SQ.FTS.B, Zero Cpn, 4/04/25 ... 2,775 2,601
7080219.SQ.FTS.B, Zero Cpn, 4/04/25 ... 2,197 2,026
7080261.SQ.FTS.B, Zero Cpn, 4/04/25 ... 45,580 42,288
7080883.SQ.FTS.B, Zero Cpn, 4/04/25 ... 11,960 10,873
7081127.SQ.FTS.B, Zero Cpn, 4/04/25 ... 6,087 5,607
7084958.SQ.FTS.B, Zero Cpn, 4/05/25 ... 1,828 1,695
7085117.SQ.FTS.B, Zero Cpn, 4/05/25 ... 1,686 1,558
7085130.SQ.FTS.B, Zero Cpn, 4/05/25 ... 7,532 6,978
7085170.SQ.FTS.B, Zero Cpn, 4/05/25 ... 1,125 1,035
7085179.SQ.FTS.B, Zero Cpn, 4/05/25 ... 2,952 2,725
7085207.SQ.FTS.B, Zero Cpn, 4/05/25 ... 5,305 4,849

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7085369.SQ.FTS.B, Zero Cpn, 4/05/25 ... $ 3,841 $ 3,548
7085488.SQ.FTS.B, Zero Cpn, 4/05/25 ... 7,821 7,302
7085791.SQ.FTS.B, Zero Cpn, 4/05/25 ... 2,030 1,874
7085880.SQ.FTS.B, Zero Cpn, 4/05/25 ... 17,501 15,990
7086293.SQ.FTS.B, Zero Cpn, 4/05/25 ... 8,320 7,663
7086453.SQ.FTS.B, Zero Cpn, 4/05/25 ... 3,819 3,561
7086533.SQ.FTS.B, Zero Cpn, 4/05/25 ... 25,835 24,010
7086912.SQ.FTS.B, Zero Cpn, 4/05/25 ... 2,524 2,341
7086947.SQ.FTS.B, Zero Cpn, 4/05/25 ... 1,367 1,253
7087008.SQ.FTS.B, Zero Cpn, 4/05/25 ... 3,665 3,380
7087054.SQ.FTS.B, Zero Cpn, 4/05/25 ... 2,024 1,884
7087092.SQ.FTS.B, Zero Cpn, 4/05/25 ... 40,135 37,317
7087684.SQ.FTS.B, Zero Cpn, 4/05/25 ... 6,887 6,451
7087779.SQ.FTS.B, Zero Cpn, 4/05/25 ... 18,733 17,209
7087923.SQ.FTS.B, Zero Cpn, 4/05/25 ... 26,959 24,761
7088298.SQ.FTS.B, Zero Cpn, 4/05/25 ... 992 909
7088351.SQ.FTS.B, Zero Cpn, 4/05/25 ... 6,690 6,211
7088429.SQ.FTS.B, Zero Cpn, 4/05/25 ... 5,955 5,580
7088513.SQ.FTS.B, Zero Cpn, 4/05/25 ... 6,805 6,315
7088617.SQ.FTS.B, Zero Cpn, 4/05/25 ... 919 838
7088630.SQ.FTS.B, Zero Cpn, 4/05/25 ... 5,146 4,723
7088740.SQ.FTS.B, Zero Cpn, 4/05/25 ... 30,345 28,119
7088949.SQ.FTS.B, Zero Cpn, 4/06/25 ... 12,867 11,965
7089217.SQ.FTS.B, Zero Cpn, 4/06/25 ... 4,562 4,189
7089296.SQ.FTS.B, Zero Cpn, 4/06/25 ... 5,949 5,527
7089469.SQ.FTS.B, Zero Cpn, 4/06/25 ... 3,267 3,061
7089567.SQ.FTS.B, Zero Cpn, 4/06/25 ... 2,902 2,654
7089636.SQ.FTS.B, Zero Cpn, 4/06/25 ... 2,509 2,345
7089714.SQ.FTS.B, Zero Cpn, 4/06/25 ... 4,647 4,306
7089913.SQ.FTS.B, Zero Cpn, 4/06/25 ... 14,784 13,587
7090298.SQ.FTS.B, Zero Cpn, 4/06/25 ... 57,722 53,305
7091114.SQ.FTS.B, Zero Cpn, 4/06/25 ... 7,816 7,252
7091199.SQ.FTS.B, Zero Cpn, 4/06/25 ... 55,366 51,884
7091848.SQ.FTS.B, Zero Cpn, 4/06/25 ... 4,494 4,140
7091928.SQ.FTS.B, Zero Cpn, 4/06/25 ... 3,908 3,594
7091971.SQ.FTS.B, Zero Cpn, 4/06/25 ... 64,039 59,030
7092354.SQ.FTS.B, Zero Cpn, 4/07/25 ... 10,039 9,397
7092629.SQ.FTS.B, Zero Cpn, 4/07/25 ... 10,219 9,503
7092886.SQ.FTS.B, Zero Cpn, 4/07/25 ... 928 846
7092922.SQ.FTS.B, Zero Cpn, 4/07/25 ... 2,145 2,001
7092966.SQ.FTS.B, Zero Cpn, 4/07/25 ... 3,065 2,842
7093030.SQ.FTS.B, Zero Cpn, 4/07/25 ... 6,133 5,676
7093179.SQ.FTS.B, Zero Cpn, 4/07/25 ... 3,589 3,325
7093289.SQ.FTS.B, Zero Cpn, 4/08/25 ... 3,240 3,000
7093388.SQ.FTS.B, Zero Cpn, 4/08/25 ... 4,850 4,541
7093547.SQ.FTS.B, Zero Cpn, 4/08/25 ... 1,142 1,041
7093574.SQ.FTS.B, Zero Cpn, 4/08/25 ... 10,513 9,654
7093891.SQ.FTS.B, Zero Cpn, 4/08/25 ... 845 782
7093914.SQ.FTS.B, Zero Cpn, 4/08/25 ... 3,253 3,018
7094035.SQ.FTS.B, Zero Cpn, 4/09/25 ... 5,433 5,069
7094206.SQ.FTS.B, Zero Cpn, 4/09/25 ... 3,534 3,165
7094299.SQ.FTS.B, Zero Cpn, 4/09/25 ... 1,789 1,661
7094349.SQ.FTS.B, Zero Cpn, 4/09/25 ... 980 894
7094377.SQ.FTS.B, Zero Cpn, 4/09/25 ... 10,803 10,118
7094601.SQ.FTS.B, Zero Cpn, 4/09/25 ... 10,506 9,580
7094803.SQ.FTS.B, Zero Cpn, 4/09/25 ... 8,616 7,953
7094917.SQ.FTS.B, Zero Cpn, 4/09/25 ... 2,929 2,713
7094964.SQ.FTS.B, Zero Cpn, 4/09/25 ... 5,502 5,025
Description
Principal
Amount Value
Block, Inc. (continued)
7095079.SQ.FTS.B, Zero Cpn, 4/09/25 ... $ 4,376 $ 4,079
7095196.SQ.FTS.B, Zero Cpn, 4/09/25 ... 9,827 8,958
7095400.SQ.FTS.B, Zero Cpn, 4/09/25 ... 15,362 14,282
7095928.SQ.FTS.B, Zero Cpn, 4/10/25 ... 4,940 4,610
7096246.SQ.FTS.B, Zero Cpn, 4/10/25 ... 740 681
7096289.SQ.FTS.B, Zero Cpn, 4/10/25 ... 5,363 5,022
7096498.SQ.FTS.B, Zero Cpn, 4/10/25 ... 10,267 9,401
7096855.SQ.FTS.B, Zero Cpn, 4/10/25 ... 3,120 2,854
7096934.SQ.FTS.B, Zero Cpn, 4/10/25 ... 3,794 3,517
7097064.SQ.FTS.B, Zero Cpn, 4/10/25 ... 2,817 2,612
7097160.SQ.FTS.B, Zero Cpn, 4/10/25 ... 3,660 3,373
7097272.SQ.FTS.B, Zero Cpn, 4/10/25 ... 4,439 4,051
7097395.SQ.FTS.B, Zero Cpn, 4/10/25 ... 30,767 28,589
7098152.SQ.FTS.B, Zero Cpn, 4/10/25 ... 3,168 2,932
7098222.SQ.FTS.B, Zero Cpn, 4/10/25 ... 4,736 4,335
7098332.SQ.FTS.B, Zero Cpn, 4/10/25 ... 3,238 2,985
7098415.SQ.FTS.B, Zero Cpn, 4/10/25 ... 18,152 16,869
7098877.SQ.FTS.B, Zero Cpn, 4/10/25 ... 7,560 7,009
7099046.SQ.FTS.B, Zero Cpn, 4/10/25 ... 4,176 3,899
7099099.SQ.FTS.B, Zero Cpn, 4/11/25 ... 1,529 1,418
7099170.SQ.FTS.B, Zero Cpn, 4/11/25 ... 70,881 66,098
7100290.SQ.FTS.B, Zero Cpn, 4/11/25 ... 1,931 1,798
7100329.SQ.FTS.B, Zero Cpn, 4/11/25 ... 25,956 24,202
7101484.SQ.FTS.B, Zero Cpn, 4/11/25 ... 56,421 52,838
7102272.SQ.FTS.B, Zero Cpn, 4/11/25 ... 38,867 36,253
7102678.SQ.FTS.B, Zero Cpn, 4/11/25 ... 1,659 1,542
7102687.SQ.FTS.B, Zero Cpn, 4/11/25 ... 2,919 2,668
7102700.SQ.FTS.B, Zero Cpn, 4/11/25 ... 7,544 6,953
7102740.SQ.FTS.B, Zero Cpn, 4/11/25 ... 21,521 19,946
7102985.SQ.FTS.B, Zero Cpn, 4/11/25 ... 1,037 957
7102986.SQ.FTS.B, Zero Cpn, 4/11/25 ... 3,061 2,775
7102998.SQ.FTS.B, Zero Cpn, 4/11/25 ... 1,261 1,152
7105122.SQ.FTS.B, Zero Cpn, 4/12/25 ... 26,380 24,603
7105597.SQ.FTS.B, Zero Cpn, 4/12/25 ... 6,831 6,375
7105778.SQ.FTS.B, Zero Cpn, 4/12/25 ... 2,718 2,472
7105877.SQ.FTS.B, Zero Cpn, 4/12/25 ... 1,947 1,786
7105919.SQ.FTS.B, Zero Cpn, 4/12/25 ... 3,393 3,113
7106010.SQ.FTS.B, Zero Cpn, 4/12/25 ... 772 705
7106043.SQ.FTS.B, Zero Cpn, 4/12/25 ... 2,481 2,303
7106100.SQ.FTS.B, Zero Cpn, 4/12/25 ... 22,076 20,586
7106563.SQ.FTS.B, Zero Cpn, 4/12/25 ... 3,685 3,439
7106659.SQ.FTS.B, Zero Cpn, 4/12/25 ... 2,206 2,058
7106709.SQ.FTS.B, Zero Cpn, 4/12/25 ... 13,881 12,836
7106887.SQ.FTS.B, Zero Cpn, 4/12/25 ... 20,886 19,409
7107101.SQ.FTS.B, Zero Cpn, 4/12/25 ... 8,502 7,851
7107293.SQ.FTS.B, Zero Cpn, 4/12/25 ... 1,339 1,240
7107309.SQ.FTS.B, Zero Cpn, 4/12/25 ... 6,173 5,711
7107370.SQ.FTS.B, Zero Cpn, 4/12/25 ... 866 789
7107378.SQ.FTS.B, Zero Cpn, 4/12/25 ... 1,398 1,283
7107386.SQ.FTS.B, Zero Cpn, 4/12/25 ... 5,783 5,308
7107425.SQ.FTS.B, Zero Cpn, 4/12/25 ... 4,357 4,079
7107483.SQ.FTS.B, Zero Cpn, 4/12/25 ... 52,661 49,120
7108113.SQ.FTS.B, Zero Cpn, 4/12/25 ... 12,111 11,221
7108231.SQ.FTS.B, Zero Cpn, 4/12/25 ... 3,738 3,405
7108288.SQ.FTS.B, Zero Cpn, 4/12/25 ... 3,843 3,552
7108337.SQ.FTS.B, Zero Cpn, 4/12/25 ... 16,926 15,616
7108591.SQ.FTS.B, Zero Cpn, 4/12/25 ... 5,863 5,490
7108682.SQ.FTS.B, Zero Cpn, 4/12/25 ... 11,356 10,421

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7108788.SQ.FTS.B, Zero Cpn, 4/13/25 ... $ 51,888 $ 48,071
7109890.SQ.FTS.B, Zero Cpn, 4/13/25 ... 10,662 9,858
7110174.SQ.FTS.B, Zero Cpn, 4/13/25 ... 2,464 2,276
7110206.SQ.FTS.B, Zero Cpn, 4/13/25 ... 82,119 75,886
7111109.SQ.FTS.B, Zero Cpn, 4/13/25 ... 23,184 21,420
7111414.SQ.FTS.B, Zero Cpn, 4/13/25 ... 4,164 3,857
7111548.SQ.FTS.B, Zero Cpn, 4/13/25 ... 6,836 6,398
7111746.SQ.FTS.B, Zero Cpn, 4/13/25 ... 2,954 2,720
7111775.SQ.FTS.B, Zero Cpn, 4/13/25 ... 4,780 4,406
7111810.SQ.FTS.B, Zero Cpn, 4/13/25 ... 7,142 6,687
7112027.SQ.FTS.B, Zero Cpn, 4/14/25 ... 1,660 1,548
7112071.SQ.FTS.B, Zero Cpn, 4/14/25 ... 28,421 26,507
7112521.SQ.FTS.B, Zero Cpn, 4/14/25 ... 14,511 13,482
7112762.SQ.FTS.B, Zero Cpn, 4/14/25 ... 1,637 1,520
7112782.SQ.FTS.B, Zero Cpn, 4/14/25 ... 14,723 13,677
7113005.SQ.FTS.B, Zero Cpn, 4/15/25 ... 6,866 6,280
7113116.SQ.FTS.B, Zero Cpn, 4/15/25 ... 2,301 2,144
7113153.SQ.FTS.B, Zero Cpn, 4/15/25 ... 9,751 9,126
7113330.SQ.FTS.B, Zero Cpn, 4/15/25 ... 11,194 10,283
7113491.SQ.FTS.B, Zero Cpn, 4/15/25 ... 5,418 4,984
7113585.SQ.FTS.B, Zero Cpn, 4/15/25 ... 852 775
7113601.SQ.FTS.B, Zero Cpn, 4/15/25 ... 3,430 3,197
7113653.SQ.FTS.B, Zero Cpn, 4/15/25 ... 2,917 2,699
7113700.SQ.FTS.B, Zero Cpn, 4/15/25 ... 1,728 1,610
7113733.SQ.FTS.B, Zero Cpn, 4/15/25 ... 937 852
7113747.SQ.FTS.B, Zero Cpn, 4/15/25 ... 11,135 10,321
7114211.SQ.FTS.B, Zero Cpn, 4/16/25 ... 37,712 35,160
7115395.SQ.FTS.B, Zero Cpn, 4/16/25 ... 1,783 1,657
7115423.SQ.FTS.B, Zero Cpn, 4/16/25 ... 3,511 3,250
7115476.SQ.FTS.B, Zero Cpn, 4/16/25 ... 6,623 6,066
7115588.SQ.FTS.B, Zero Cpn, 4/16/25 ... 15,264 13,971
7115927.SQ.FTS.B, Zero Cpn, 4/16/25 ... 12,848 12,029
7116136.SQ.FTS.B, Zero Cpn, 4/16/25 ... 3,249 2,992
7116188.SQ.FTS.B, Zero Cpn, 4/16/25 ... 28,553 26,620
7116634.SQ.FTS.B, Zero Cpn, 4/16/25 ... 2,009 1,848
7116663.SQ.FTS.B, Zero Cpn, 4/16/25 ... 871 812
7116700.SQ.FTS.B, Zero Cpn, 4/16/25 ... 9,997 9,330
7116821.SQ.FTS.B, Zero Cpn, 4/16/25 ... 37,485 34,837
7117411.SQ.FTS.B, Zero Cpn, 4/16/25 ... 17,097 15,592
7117676.SQ.FTS.B, Zero Cpn, 4/17/25 ... 6,844 6,318
7117810.SQ.FTS.B, Zero Cpn, 4/17/25 ... 5,349 4,905
7117915.SQ.FTS.B, Zero Cpn, 4/17/25 ... 8,787 8,225
7118135.SQ.FTS.B, Zero Cpn, 4/17/25 ... 13,752 12,820
7118591.SQ.FTS.B, Zero Cpn, 4/17/25 ... 5,805 5,364
7118685.SQ.FTS.B, Zero Cpn, 4/17/25 ... 4,864 4,465
7118776.SQ.FTS.B, Zero Cpn, 4/17/25 ... 1,174 1,074
7118792.SQ.FTS.B, Zero Cpn, 4/17/25 ... 21,311 19,782
7119117.SQ.FTS.B, Zero Cpn, 4/17/25 ... 712 659
7119141.SQ.FTS.B, Zero Cpn, 4/17/25 ... 1,537 1,409
7119216.SQ.FTS.B, Zero Cpn, 4/17/25 ... 30,895 28,708
7119518.SQ.FTS.B, Zero Cpn, 4/17/25 ... 2,737 2,515
7119571.SQ.FTS.B, Zero Cpn, 4/17/25 ... 6,805 6,251
7119609.SQ.FTS.B, Zero Cpn, 4/17/25 ... 3,412 3,116
7119623.SQ.FTS.B, Zero Cpn, 4/17/25 ... 20,538 19,223
7119834.SQ.FTS.B, Zero Cpn, 4/17/25 ... 55,158 51,424
7120468.SQ.FTS.B, Zero Cpn, 4/17/25 ... 14,078 13,046
7120718.SQ.FTS.B, Zero Cpn, 4/17/25 ... 2,294 2,061
7120797.SQ.FTS.B, Zero Cpn, 4/17/25 ... 22,653 20,724
Description
Principal
Amount Value
Block, Inc. (continued)
7121142.SQ.FTS.B, Zero Cpn, 4/17/25 ... $ 2,522 $ 2,306
7121176.SQ.FTS.B, Zero Cpn, 4/17/25 ... 10,539 9,737
7121365.SQ.FTS.B, Zero Cpn, 4/17/25 ... 5,064 4,639
7121465.SQ.FTS.B, Zero Cpn, 4/17/25 ... 2,339 2,167
7121496.SQ.FTS.B, Zero Cpn, 4/17/25 ... 4,452 4,084
7121532.SQ.FTS.B, Zero Cpn, 4/18/25 ... 1,535 1,419
7121597.SQ.FTS.B, Zero Cpn, 4/18/25 ... 7,752 7,201
7121704.SQ.FTS.B, Zero Cpn, 4/18/25 ... 38,586 36,114
7122682.SQ.FTS.B, Zero Cpn, 4/18/25 ... 12,475 11,483
7122864.SQ.FTS.B, Zero Cpn, 4/18/25 ... 949 868
7122870.SQ.FTS.B, Zero Cpn, 4/18/25 ... 15,929 14,778
7123076.SQ.FTS.B, Zero Cpn, 4/18/25 ... 8,147 7,501
7123164.SQ.FTS.B, Zero Cpn, 4/18/25 ... 2,524 2,327
7123188.SQ.FTS.B, Zero Cpn, 4/18/25 ... 829 774
7123197.SQ.FTS.B, Zero Cpn, 4/18/25 ... 3,648 3,401
7123225.SQ.FTS.B, Zero Cpn, 4/18/25 ... 1,900 1,778
7123254.SQ.FTS.B, Zero Cpn, 4/18/25 ... 3,537 3,299
7123312.SQ.FTS.B, Zero Cpn, 4/18/25 ... 2,234 2,051
7123348.SQ.FTS.B, Zero Cpn, 4/18/25 ... 23,347 21,377
7123629.SQ.FTS.B, Zero Cpn, 4/18/25 ... 2,327 2,154
7123669.SQ.FTS.B, Zero Cpn, 4/18/25 ... 12,459 11,445
7123937.SQ.FTS.B, Zero Cpn, 4/18/25 ... 6,828 6,368
7124090.SQ.FTS.B, Zero Cpn, 4/18/25 ... 1,511 1,387
7124145.SQ.FTS.B, Zero Cpn, 4/18/25 ... 3,316 3,049
7124189.SQ.FTS.B, Zero Cpn, 4/18/25 ... 8,366 7,772
7124348.SQ.FTS.B, Zero Cpn, 4/18/25 ... 30,345 27,734
7124908.SQ.FTS.B, Zero Cpn, 4/18/25 ... 1,647 1,521
7124948.SQ.FTS.B, Zero Cpn, 4/18/25 ... 5,832 5,329
7125103.SQ.FTS.B, Zero Cpn, 4/18/25 ... 4,728 4,370
7125155.SQ.FTS.B, Zero Cpn, 4/18/25 ... 13,693 12,652
7125417.SQ.FTS.B, Zero Cpn, 4/18/25 ... 4,799 4,456
7125536.SQ.FTS.B, Zero Cpn, 4/18/25 ... 24,476 22,808
7126089.SQ.FTS.B, Zero Cpn, 4/18/25 ... 1,503 1,385
7128415.SQ.FTS.B, Zero Cpn, 4/19/25 ... 20,538 19,217
7129145.SQ.FTS.B, Zero Cpn, 4/19/25 ... 11,116 10,238
7130577.SQ.FTS.B, Zero Cpn, 4/19/25 ... 10,200 9,504
7131670.SQ.FTS.B, Zero Cpn, 4/19/25 ... 2,053 1,883
7131773.SQ.FTS.B, Zero Cpn, 4/19/25 ... 6,883 6,442
7131984.SQ.FTS.B, Zero Cpn, 4/19/25 ... 1,731 1,590
7132201.SQ.FTS.B, Zero Cpn, 4/19/25 ... 2,387 2,180
7132423.SQ.FTS.B, Zero Cpn, 4/19/25 ... 4,639 4,299
7132587.SQ.FTS.B, Zero Cpn, 4/19/25 ... 32,646 30,531
7133248.SQ.FTS.B, Zero Cpn, 4/19/25 ... 833 766
7133267.SQ.FTS.B, Zero Cpn, 4/19/25 ... 2,182 2,001
7133291.SQ.FTS.B, Zero Cpn, 4/19/25 ... 8,252 7,719
7133554.SQ.FTS.B, Zero Cpn, 4/19/25 ... 40,439 37,012
7134624.SQ.FTS.B, Zero Cpn, 4/19/25 ... 1,955 1,789
7134648.SQ.FTS.B, Zero Cpn, 4/19/25 ... 4,462 4,175
7134683.SQ.FTS.B, Zero Cpn, 4/19/25 ... 2,008 1,839
7134696.SQ.FTS.B, Zero Cpn, 4/19/25 ... 20,236 18,737
7134907.SQ.FTS.B, Zero Cpn, 4/19/25 ... 2,686 2,447
7134941.SQ.FTS.B, Zero Cpn, 4/19/25 ... 11,268 10,410
7135060.SQ.FTS.B, Zero Cpn, 4/19/25 ... 2,957 2,746
7135084.SQ.FTS.B, Zero Cpn, 4/19/25 ... 40,039 37,308
7135567.SQ.FTS.B, Zero Cpn, 4/19/25 ... 16,677 15,441
7135748.SQ.FTS.B, Zero Cpn, 4/19/25 ... 3,766 3,432
7135857.SQ.FTS.B, Zero Cpn, 4/20/25 ... 8,233 7,589
7136132.SQ.FTS.B, Zero Cpn, 4/20/25 ... 9,261 8,532

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7136331.SQ.FTS.B, Zero Cpn, 4/20/25 ... $ 4,424 $ 4,138
7136418.SQ.FTS.B, Zero Cpn, 4/20/25 ... 15,311 14,177
7136707.SQ.FTS.B, Zero Cpn, 4/20/25 ... 6,564 6,024
7136925.SQ.FTS.B, Zero Cpn, 4/20/25 ... 1,419 1,309
7136960.SQ.FTS.B, Zero Cpn, 4/20/25 ... 7,066 6,561
7137101.SQ.FTS.B, Zero Cpn, 4/20/25 ... 3,278 3,055
7137183.SQ.FTS.B, Zero Cpn, 4/20/25 ... 12,245 11,314
7137418.SQ.FTS.B, Zero Cpn, 4/20/25 ... 67,081 62,110
7138702.SQ.FTS.B, Zero Cpn, 4/20/25 ... 977 912
7138714.SQ.FTS.B, Zero Cpn, 4/20/25 ... 3,148 2,932
7138762.SQ.FTS.B, Zero Cpn, 4/20/25 ... 109,828 101,932
7141455.SQ.FTS.B, Zero Cpn, 4/21/25 ... 1,192 1,103
7141485.SQ.FTS.B, Zero Cpn, 4/21/25 ... 4,082 3,818
7141540.SQ.FTS.B, Zero Cpn, 4/21/25 ... 6,461 5,922
7141685.SQ.FTS.B, Zero Cpn, 4/21/25 ... 41,733 38,528
7142609.SQ.FTS.B, Zero Cpn, 4/22/25 ... 5,407 5,020
7142737.SQ.FTS.B, Zero Cpn, 4/22/25 ... 4,138 3,856
7142854.SQ.FTS.B, Zero Cpn, 4/22/25 ... 3,956 3,701
7142924.SQ.FTS.B, Zero Cpn, 4/22/25 ... 5,625 5,140
7143037.SQ.FTS.B, Zero Cpn, 4/22/25 ... 2,839 2,623
7143084.SQ.FTS.B, Zero Cpn, 4/22/25 ... 17,615 16,216
7143733.SQ.FTS.B, Zero Cpn, 4/23/25 ... 2,885 2,678
7143788.SQ.FTS.B, Zero Cpn, 4/23/25 ... 12,970 11,827
7144316.SQ.FTS.B, Zero Cpn, 4/23/25 ... 11,907 11,027
7144725.SQ.FTS.B, Zero Cpn, 4/23/25 ... 1,287 1,186
7144762.SQ.FTS.B, Zero Cpn, 4/23/25 ... 5,701 5,213
7144914.SQ.FTS.B, Zero Cpn, 4/23/25 ... 9,254 8,642
7145207.SQ.FTS.B, Zero Cpn, 4/23/25 ... 10,411 9,696
7145719.SQ.FTS.B, Zero Cpn, 4/23/25 ... 1,525 1,401
7145762.SQ.FTS.B, Zero Cpn, 4/23/25 ... 20,549 19,145
7146074.SQ.FTS.B, Zero Cpn, 4/23/25 ... 22,470 20,936
7146434.SQ.FTS.B, Zero Cpn, 4/23/25 ... 11,711 10,876
7146587.SQ.FTS.B, Zero Cpn, 4/23/25 ... 10,743 9,815
7146848.SQ.FTS.B, Zero Cpn, 4/23/25 ... 6,195 5,641
7146979.SQ.FTS.B, Zero Cpn, 4/23/25 ... 1,783 1,641
7147009.SQ.FTS.B, Zero Cpn, 4/23/25 ... 3,374 3,157
7147083.SQ.FTS.B, Zero Cpn, 4/23/25 ... 11,550 10,641
7147377.SQ.FTS.B, Zero Cpn, 4/23/25 ... 10,871 10,092
7147620.SQ.FTS.B, Zero Cpn, 4/23/25 ... 2,664 2,461
7147695.SQ.FTS.B, Zero Cpn, 4/23/25 ... 1,821 1,678
7147738.SQ.FTS.B, Zero Cpn, 4/24/25 ... 10,484 9,732
7147920.SQ.FTS.B, Zero Cpn, 4/24/25 ... 3,487 3,211
7147954.SQ.FTS.B, Zero Cpn, 4/24/25 ... 8,144 7,616
7148038.SQ.FTS.B, Zero Cpn, 4/24/25 ... 2,428 2,249
7148061.SQ.FTS.B, Zero Cpn, 4/24/25 ... 10,188 9,341
7148244.SQ.FTS.B, Zero Cpn, 4/24/25 ... 10,184 9,450
7148458.SQ.FTS.B, Zero Cpn, 4/24/25 ... 4,115 3,778
7148552.SQ.FTS.B, Zero Cpn, 4/24/25 ... 3,641 3,328
7148608.SQ.FTS.B, Zero Cpn, 4/24/25 ... 47,704 43,922
7149361.SQ.FTS.B, Zero Cpn, 4/24/25 ... 5,624 5,238
7149436.SQ.FTS.B, Zero Cpn, 4/24/25 ... 11,585 10,631
7149634.SQ.FTS.B, Zero Cpn, 4/24/25 ... 3,009 2,803
7149676.SQ.FTS.B, Zero Cpn, 4/24/25 ... 35,186 32,778
7150084.SQ.FTS.B, Zero Cpn, 4/24/25 ... 2,505 2,308
7150120.SQ.FTS.B, Zero Cpn, 4/24/25 ... 90,156 83,704
7151392.SQ.FTS.B, Zero Cpn, 4/24/25 ... 1,278 1,178
7151435.SQ.FTS.B, Zero Cpn, 4/24/25 ... 940 870
7151447.SQ.FTS.B, Zero Cpn, 4/24/25 ... 1,899 1,742
Description
Principal
Amount Value
Block, Inc. (continued)
7151519.SQ.FTS.B, Zero Cpn, 4/25/25 ... $ 7,736 $ 7,117
7151674.SQ.FTS.B, Zero Cpn, 4/25/25 ... 2,149 1,966
7151725.SQ.FTS.B, Zero Cpn, 4/25/25 ... 16,702 15,214
7151965.SQ.FTS.B, Zero Cpn, 4/25/25 ... 9,086 8,464
7152123.SQ.FTS.B, Zero Cpn, 4/25/25 ... 4,983 4,614
7152260.SQ.FTS.B, Zero Cpn, 4/25/25 ... 24,791 23,092
7152642.SQ.FTS.B, Zero Cpn, 4/25/25 ... 16,570 15,261
7152777.SQ.FTS.B, Zero Cpn, 4/25/25 ... 3,407 3,181
7152827.SQ.FTS.B, Zero Cpn, 4/25/25 ... 3,120 2,852
7152852.SQ.FTS.B, Zero Cpn, 4/25/25 ... 32,307 29,758
7153144.SQ.FTS.B, Zero Cpn, 4/25/25 ... 5,266 4,859
7153215.SQ.FTS.B, Zero Cpn, 4/25/25 ... 15,184 13,981
7153412.SQ.FTS.B, Zero Cpn, 4/25/25 ... 67,826 62,618
7154334.SQ.FTS.B, Zero Cpn, 4/25/25 ... 8,029 7,413
7154428.SQ.FTS.B, Zero Cpn, 4/25/25 ... 3,986 3,722
7154467.SQ.FTS.B, Zero Cpn, 4/25/25 ... 8,147 7,453
7154556.SQ.FTS.B, Zero Cpn, 4/25/25 ... 1,555 1,432
7154574.SQ.FTS.B, Zero Cpn, 4/25/25 ... 4,350 4,023
7154603.SQ.FTS.B, Zero Cpn, 4/25/25 ... 4,032 3,700
7154634.SQ.FTS.B, Zero Cpn, 4/25/25 ... 3,367 3,080
7154700.SQ.FTS.B, Zero Cpn, 4/25/25 ... 7,891 7,306
7154766.SQ.FTS.B, Zero Cpn, 4/25/25 ... 4,120 3,814
7156753.SQ.FTS.B, Zero Cpn, 4/26/25 ... 6,838 6,393
7156853.SQ.FTS.B, Zero Cpn, 4/26/25 ... 12,722 11,620
7157005.SQ.FTS.B, Zero Cpn, 4/26/25 ... 2,936 2,725
7157034.SQ.FTS.B, Zero Cpn, 4/26/25 ... 1,232 1,124
7157045.SQ.FTS.B, Zero Cpn, 4/26/25 ... 16,011 14,947
7157319.SQ.FTS.B, Zero Cpn, 4/26/25 ... 9,083 8,428
7157474.SQ.FTS.B, Zero Cpn, 4/26/25 ... 24,166 22,363
7157857.SQ.FTS.B, Zero Cpn, 4/26/25 ... 1,399 1,293
7157889.SQ.FTS.B, Zero Cpn, 4/26/25 ... 6,124 5,619
7157946.SQ.FTS.B, Zero Cpn, 4/26/25 ... 70,762 66,153
7159187.SQ.FTS.B, Zero Cpn, 4/26/25 ... 4,030 3,711
7159250.SQ.FTS.B, Zero Cpn, 4/26/25 ... 3,074 2,862
7159272.SQ.FTS.B, Zero Cpn, 4/26/25 ... 8,924 8,217
7159481.SQ.FTS.B, Zero Cpn, 4/26/25 ... 5,954 5,545
7159526.SQ.FTS.B, Zero Cpn, 4/26/25 ... 37,703 34,986
7160005.SQ.FTS.B, Zero Cpn, 4/26/25 ... 46,060 42,408
4581962.SQ.FTS.B, Zero Cpn, 4/03/33 ... 1,796 18
4581979.SQ.FTS.B, Zero Cpn, 4/03/33 ... 2,035 49
4582384.SQ.FTS.B, Zero Cpn, 4/03/33 ... 863 24
4586446.SQ.FTS.B, Zero Cpn, 4/04/33 ... 5,636 96
4590729.SQ.FTS.B, Zero Cpn, 4/06/33 ... 1,383 29
4591813.SQ.FTS.B, Zero Cpn, 4/06/33 ... 2,891 52
4591961.SQ.FTS.B, Zero Cpn, 4/06/33 ... 1,338 31
4592572.SQ.FTS.B, Zero Cpn, 4/06/33 ... 449 8
4593610.SQ.FTS.B, Zero Cpn, 4/06/33 ... 1,504 29
4604000.SQ.FTS.B, Zero Cpn, 4/09/33 ... 8,181 222
4604804.SQ.FTS.B, Zero Cpn, 4/09/33 ... 785 9
4605063.SQ.FTS.B, Zero Cpn, 4/10/33 ... 1,320 16
4605658.SQ.FTS.B, Zero Cpn, 4/10/33 ... 6,711 176
4606063.SQ.FTS.B, Zero Cpn, 4/11/33 ... 2,752 76
4606489.SQ.FTS.B, Zero Cpn, 4/11/33 ... 12,498 174
4606620.SQ.FTS.B, Zero Cpn, 4/11/33 ... 668 17
4606932.SQ.FTS.B, Zero Cpn, 4/11/33 ... 2,572 71
4609460.SQ.FTS.B, Zero Cpn, 4/12/33 ... 2,479 69
4609493.SQ.FTS.B, Zero Cpn, 4/12/33 ... 1,353 34
4610482.SQ.FTS.B, Zero Cpn, 4/13/33 ... 3,367 78

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4622664.SQ.FTS.B, Zero Cpn, 4/15/33 ... $ 3,107 $ 47
4622864.SQ.FTS.B, Zero Cpn, 4/15/33 ... 782 18
4624391.SQ.FTS.B, Zero Cpn, 4/17/33 ... 3,087 64
4624796.SQ.FTS.B, Zero Cpn, 4/17/33 ... 457 13
4625048.SQ.FTS.B, Zero Cpn, 4/17/33 ... 871 26
4626040.SQ.FTS.B, Zero Cpn, 4/18/33 ... 5,792 119
4628862.SQ.FTS.B, Zero Cpn, 4/19/33 ... 8,296 318
4632078.SQ.FTS.B, Zero Cpn, 4/20/33 ... 21,052 255
4638327.SQ.FTS.B, Zero Cpn, 4/22/33 ... 8,661 169
4639746.SQ.FTS.B, Zero Cpn, 4/23/33 ... 862 26
4640261.SQ.FTS.B, Zero Cpn, 4/24/33 ... 612 14
4640985.SQ.FTS.B, Zero Cpn, 4/25/33 ... 1,692 75
4641063.SQ.FTS.B, Zero Cpn, 4/25/33 ... 710 17
4643805.SQ.FTS.B, Zero Cpn, 4/25/33 ... 751 14
4649015.SQ.FTS.B, Zero Cpn, 4/27/33 ... 5,124 108
4649299.SQ.FTS.B, Zero Cpn, 4/27/33 ... 109 2
4655501.SQ.FTS.B, Zero Cpn, 4/29/33 ... 4,154 144
4657541.SQ.FTS.B, Zero Cpn, 4/30/33 ... 836 24
4660081.SQ.FTS.B, Zero Cpn, 5/01/33 ... 454 11
4664137.SQ.FTS.B, Zero Cpn, 5/02/33 ... 2,149 68
4666640.SQ.FTS.B, Zero Cpn, 5/03/33 ... 10,212 504
4674918.SQ.FTS.B, Zero Cpn, 5/05/33 ... 9,934 295
4675113.SQ.FTS.B, Zero Cpn, 5/05/33 ... 163 7
4684412.SQ.FTS.B, Zero Cpn, 5/08/33 ... 2,706 53
4707828.SQ.FTS.B, Zero Cpn, 5/11/33 ... 69 2
4713712.SQ.FTS.B, Zero Cpn, 5/13/33 ... 187 8
4720634.SQ.FTS.B, Zero Cpn, 5/16/33 ... 7,932 363
4725524.SQ.FTS.B, Zero Cpn, 5/17/33 ... 19,384 890
4741690.SQ.FTS.B, Zero Cpn, 5/18/33 ... 524 16
4744012.SQ.FTS.B, Zero Cpn, 5/18/33 ... 2,547 120
4755474.SQ.FTS.B, Zero Cpn, 5/22/33 ... 1,198 52
4756626.SQ.FTS.B, Zero Cpn, 5/22/33 ... 1,867 76
4757364.SQ.FTS.B, Zero Cpn, 5/22/33 ... 2,804 88
4776338.SQ.FTS.B, Zero Cpn, 5/24/33 ... 227 12
4783176.SQ.FTS.B, Zero Cpn, 5/26/33 ... 12,516 255
4790013.SQ.FTS.B, Zero Cpn, 5/29/33 ... 382 19
4807316.SQ.FTS.B, Zero Cpn, 6/02/33 ... 297 17
4810447.SQ.FTS.B, Zero Cpn, 6/03/33 ... 2,379 113
4814556.SQ.FTS.B, Zero Cpn, 6/04/33 ... 616 27
4814833.SQ.FTS.B, Zero Cpn, 6/04/33 ... 24,496 1,619
4815651.SQ.FTS.B, Zero Cpn, 6/05/33 ... 629 19
4818987.SQ.FTS.B, Zero Cpn, 6/06/33 ... 2,640 163
4819180.SQ.FTS.B, Zero Cpn, 6/07/33 ... 266 14
4819217.SQ.FTS.B, Zero Cpn, 6/07/33 ... 13,967 825
4821611.SQ.FTS.B, Zero Cpn, 6/08/33 ... 702 15
4823342.SQ.FTS.B, Zero Cpn, 6/08/33 ... 740 18
4824622.SQ.FTS.B, Zero Cpn, 6/08/33 ... 478 25
4827165.SQ.FTS.B, Zero Cpn, 6/09/33 ... 1,298 28
4831089.SQ.FTS.B, Zero Cpn, 6/10/33 ... 3,668 178
4832985.SQ.FTS.B, Zero Cpn, 6/10/33 ... 12,795 408
4836929.SQ.FTS.B, Zero Cpn, 6/13/33 ... 6,637 345
4837116.SQ.FTS.B, Zero Cpn, 6/13/33 ... 2,784 143
4838193.SQ.FTS.B, Zero Cpn, 6/14/33 ... 2,411 153
4839366.SQ.FTS.B, Zero Cpn, 6/14/33 ... 11,177 659
4839716.SQ.FTS.B, Zero Cpn, 6/14/33 ... 727 39
4840254.SQ.FTS.B, Zero Cpn, 6/14/33 ... 488 26
4840334.SQ.FTS.B, Zero Cpn, 6/14/33 ... 1,577 77
4840427.SQ.FTS.B, Zero Cpn, 6/14/33 ... 7,657 367
Description
Principal
Amount Value
Block, Inc. (continued)
4840766.SQ.FTS.B, Zero Cpn, 6/14/33 ... $ 2,241 $ 121
4842339.SQ.FTS.B, Zero Cpn, 6/15/33 ... 565 43
4842858.SQ.FTS.B, Zero Cpn, 6/15/33 ... 1,264 59
4843142.SQ.FTS.B, Zero Cpn, 6/15/33 ... 7,636 395
4848471.SQ.FTS.B, Zero Cpn, 6/16/33 ... 2,931 125
4848662.SQ.FTS.B, Zero Cpn, 6/16/33 ... 5,372 311
4848703.SQ.FTS.B, Zero Cpn, 6/16/33 ... 1,526 75
4850020.SQ.FTS.B, Zero Cpn, 6/16/33 ... 156 5
4850454.SQ.FTS.B, Zero Cpn, 6/16/33 ... 1,505 64
4858016.SQ.FTS.B, Zero Cpn, 6/17/33 ... 1,782 42
4860376.SQ.FTS.B, Zero Cpn, 6/17/33 ... 1,539 73
4860428.SQ.FTS.B, Zero Cpn, 6/17/33 ... 179 5
4860575.SQ.FTS.B, Zero Cpn, 6/17/33 ... 431 28
4861177.SQ.FTS.B, Zero Cpn, 6/17/33 ... 526 27
4861282.SQ.FTS.B, Zero Cpn, 6/17/33 ... 3,163 72
4861902.SQ.FTS.B, Zero Cpn, 6/18/33 ... 1,428 59
4861917.SQ.FTS.B, Zero Cpn, 6/18/33 ... 3,378 189
4863326.SQ.FTS.B, Zero Cpn, 6/19/33 ... 3,243 183
4863471.SQ.FTS.B, Zero Cpn, 6/19/33 ... 7,932 601
4866438.SQ.FTS.B, Zero Cpn, 6/20/33 ... 954 39
4866709.SQ.FTS.B, Zero Cpn, 6/20/33 ... 1,837 81
4867919.SQ.FTS.B, Zero Cpn, 6/21/33 ... 6,047 366
4868143.SQ.FTS.B, Zero Cpn, 6/21/33 ... 4,894 340
4868584.SQ.FTS.B, Zero Cpn, 6/21/33 ... 5,694 345
4876386.SQ.FTS.B, Zero Cpn, 6/23/33 ... 1,448 124
4881733.SQ.FTS.B, Zero Cpn, 6/28/33 ... 726 65
4881919.SQ.FTS.B, Zero Cpn, 6/28/33 ... 793 32
4882161.SQ.FTS.B, Zero Cpn, 6/28/33 ... 203 8
4884630.SQ.FTS.B, Zero Cpn, 6/29/33 ... 527 33
4885937.SQ.FTS.B, Zero Cpn, 6/29/33 ... 2,665 168
4889629.SQ.FTS.B, Zero Cpn, 7/01/33 ... 2,050 121
4889899.SQ.FTS.B, Zero Cpn, 7/02/33 ... 5,336 367
4890016.SQ.FTS.B, Zero Cpn, 7/02/33 ... 1,471 40
4890584.SQ.FTS.B, Zero Cpn, 7/03/33 ... 628 42
4891423.SQ.FTS.B, Zero Cpn, 7/03/33 ... 3,072 241
4901412.SQ.FTS.B, Zero Cpn, 7/07/33 ... 183 13
4901767.SQ.FTS.B, Zero Cpn, 7/07/33 ... 6,806 603
4903860.SQ.FTS.B, Zero Cpn, 7/09/33 ... 2,275 90
4905084.SQ.FTS.B, Zero Cpn, 7/10/33 ... 1,978 167
4906129.SQ.FTS.B, Zero Cpn, 7/10/33 ... 1,173 126
4910039.SQ.FTS.B, Zero Cpn, 7/12/33 ... 4,249 414
4914843.SQ.FTS.B, Zero Cpn, 7/13/33 ... 32 2
4924220.SQ.FTS.B, Zero Cpn, 7/17/33 ... 228 8
4924498.SQ.FTS.B, Zero Cpn, 7/17/33 ... 2,633 160
4925900.SQ.FTS.B, Zero Cpn, 7/18/33 ... 7,585 699
4926237.SQ.FTS.B, Zero Cpn, 7/18/33 ... 7,821 529
4926957.SQ.FTS.B, Zero Cpn, 7/19/33 ... 1,660 178
4928138.SQ.FTS.B, Zero Cpn, 7/19/33 ... 6,946 612
4928279.SQ.FTS.B, Zero Cpn, 7/19/33 ... 991 57
4928795.SQ.FTS.B, Zero Cpn, 7/19/33 ... 21,198 1,175
4931407.SQ.FTS.B, Zero Cpn, 7/20/33 ... 758 44
4931889.SQ.FTS.B, Zero Cpn, 7/20/33 ... 1,469 134
4933844.SQ.FTS.B, Zero Cpn, 7/21/33 ... 19,305 1,070
4935340.SQ.FTS.B, Zero Cpn, 7/22/33 ... 172 10
4935527.SQ.FTS.B, Zero Cpn, 7/22/33 ... 1,418 92
4935556.SQ.FTS.B, Zero Cpn, 7/22/33 ... 993 62
4935758.SQ.FTS.B, Zero Cpn, 7/23/33 ... 717 90
4935784.SQ.FTS.B, Zero Cpn, 7/23/33 ... 749 40

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4936861.SQ.FTS.B, Zero Cpn, 7/24/33 ... $ 1,307 $ 79
4937255.SQ.FTS.B, Zero Cpn, 7/24/33 ... 1,941 223
4954900.SQ.FTS.B, Zero Cpn, 7/28/33 ... 4,177 160
4962054.SQ.FTS.B, Zero Cpn, 7/31/33 ... 8,398 460
4962523.SQ.FTS.B, Zero Cpn, 7/31/33 ... 4,563 536
4964207.SQ.FTS.B, Zero Cpn, 8/01/33 ... 872 34
4967874.SQ.FTS.B, Zero Cpn, 8/02/33 ... 6,630 668
4967975.SQ.FTS.B, Zero Cpn, 8/02/33 ... 857 79
4976894.SQ.FTS.B, Zero Cpn, 8/07/33 ... 2,452 146
4977295.SQ.FTS.B, Zero Cpn, 8/07/33 ... 5,717 332
4980302.SQ.FTS.B, Zero Cpn, 8/08/33 ... 5,164 309
4980891.SQ.FTS.B, Zero Cpn, 8/08/33 ... 7,938 727
4985573.SQ.FTS.B, Zero Cpn, 8/10/33 ... 3,505 408
4985801.SQ.FTS.B, Zero Cpn, 8/10/33 ... 3,070 286
4986950.SQ.FTS.B, Zero Cpn, 8/10/33 ... 1,026 92
4989680.SQ.FTS.B, Zero Cpn, 8/11/33 ... 6,187 522
4990405.SQ.FTS.B, Zero Cpn, 8/12/33 ... 4,253 407
4990803.SQ.FTS.B, Zero Cpn, 8/12/33 ... 1,259 147
4990927.SQ.FTS.B, Zero Cpn, 8/12/33 ... 1,216 53
4991162.SQ.FTS.B, Zero Cpn, 8/13/33 ... 5,956 722
4993286.SQ.FTS.B, Zero Cpn, 8/14/33 ... 1,167 51
4993377.SQ.FTS.B, Zero Cpn, 8/14/33 ... 1,027 42
4993884.SQ.FTS.B, Zero Cpn, 8/14/33 ... 2,371 210
4994536.SQ.FTS.B, Zero Cpn, 8/14/33 ... 406 18
4994636.SQ.FTS.B, Zero Cpn, 8/15/33 ... 1,945 208
4999801.SQ.FTS.B, Zero Cpn, 8/15/33 ... 7,631 372
5002638.SQ.FTS.B, Zero Cpn, 8/15/33 ... 1,671 169
5002851.SQ.FTS.B, Zero Cpn, 8/15/33 ... 2,134 202
5003760.SQ.FTS.B, Zero Cpn, 8/15/33 ... 2,712 256
5017280.SQ.FTS.B, Zero Cpn, 8/17/33 ... 6,962 519
5019634.SQ.FTS.B, Zero Cpn, 8/17/33 ... 1,814 221
5024347.SQ.FTS.B, Zero Cpn, 8/18/33 ... 2,526 105
5025260.SQ.FTS.B, Zero Cpn, 8/18/33 ... 427 43
5025377.SQ.FTS.B, Zero Cpn, 8/18/33 ... 4,937 514
5025999.SQ.FTS.B, Zero Cpn, 8/19/33 ... 4,449 421
5026387.SQ.FTS.B, Zero Cpn, 8/19/33 ... 1,641 71
5027200.SQ.FTS.B, Zero Cpn, 8/21/33 ... 811 81
5034542.SQ.FTS.B, Zero Cpn, 8/23/33 ... 3,605 398
5035879.SQ.FTS.B, Zero Cpn, 8/23/33 ... 757 85
5037885.SQ.FTS.B, Zero Cpn, 8/24/33 ... 10,799 1,484
5039576.SQ.FTS.B, Zero Cpn, 8/24/33 ... 1,089 184
5039742.SQ.FTS.B, Zero Cpn, 8/24/33 ... 3,710 424
5041320.SQ.FTS.B, Zero Cpn, 8/25/33 ... 6,419 530
5043359.SQ.FTS.B, Zero Cpn, 8/26/33 ... 429 50
5044612.SQ.FTS.B, Zero Cpn, 8/27/33 ... 309 29
5045398.SQ.FTS.B, Zero Cpn, 8/28/33 ... 9,125 433
5045876.SQ.FTS.B, Zero Cpn, 8/28/33 ... 6,387 694
5046164.SQ.FTS.B, Zero Cpn, 8/28/33 ... 475 44
5047833.SQ.FTS.B, Zero Cpn, 8/28/33 ... 3,738 406
5048228.SQ.FTS.B, Zero Cpn, 9/01/33 ... 273 21
5048261.SQ.FTS.B, Zero Cpn, 9/01/33 ... 242 29
5049827.SQ.FTS.B, Zero Cpn, 9/01/33 ... 3,982 237
5050370.SQ.FTS.B, Zero Cpn, 9/01/33 ... 17,390 2,040
5051202.SQ.FTS.B, Zero Cpn, 9/02/33 ... 402 21
5051339.SQ.FTS.B, Zero Cpn, 9/02/33 ... 1,372 118
5052506.SQ.FTS.B, Zero Cpn, 9/02/33 ... 496 90
5057271.SQ.FTS.B, Zero Cpn, 9/03/33 ... 57 7
5059273.SQ.FTS.B, Zero Cpn, 9/04/33 ... 381 47
Description
Principal
Amount Value
Block, Inc. (continued)
5059388.SQ.FTS.B, Zero Cpn, 9/04/33 ... $ 578 $ 46
5059779.SQ.FTS.B, Zero Cpn, 9/04/33 ... 15,221 1,549
5061477.SQ.FTS.B, Zero Cpn, 9/04/33 ... 5,939 939
5062144.SQ.FTS.B, Zero Cpn, 9/05/33 ... 400 46
5062782.SQ.FTS.B, Zero Cpn, 9/06/33 ... 182 22
5062902.SQ.FTS.B, Zero Cpn, 9/06/33 ... 643 80
5063833.SQ.FTS.B, Zero Cpn, 9/07/33 ... 1,363 118
5065231.SQ.FTS.B, Zero Cpn, 9/07/33 ... 7,752 1,069
5066009.SQ.FTS.B, Zero Cpn, 9/08/33 ... 7,797 974
5067639.SQ.FTS.B, Zero Cpn, 9/08/33 ... 8,253 1,101
5068422.SQ.FTS.B, Zero Cpn, 9/08/33 ... 714 125
5068585.SQ.FTS.B, Zero Cpn, 9/08/33 ... 2,895 243
5069032.SQ.FTS.B, Zero Cpn, 9/09/33 ... 5,551 585
5069067.SQ.FTS.B, Zero Cpn, 9/09/33 ... 12,169 1,634
5073148.SQ.FTS.B, Zero Cpn, 9/10/33 ... 7,251 1,079
5074113.SQ.FTS.B, Zero Cpn, 9/10/33 ... 38,423 3,268
5074740.SQ.FTS.B, Zero Cpn, 9/10/33 ... 3,123 351
5074780.SQ.FTS.B, Zero Cpn, 9/10/33 ... 1,174 139
5076678.SQ.FTS.B, Zero Cpn, 9/11/33 ... 4 1
5078382.SQ.FTS.B, Zero Cpn, 9/12/33 ... 979 186
5080951.SQ.FTS.B, Zero Cpn, 9/14/33 ... 654 49
5081394.SQ.FTS.B, Zero Cpn, 9/14/33 ... 9,547 473
5082041.SQ.FTS.B, Zero Cpn, 9/14/33 ... 2,897 292
5082286.SQ.FTS.B, Zero Cpn, 9/15/33 ... 2,381 196
5083501.SQ.FTS.B, Zero Cpn, 9/15/33 ... 938 99
5086472.SQ.FTS.B, Zero Cpn, 9/16/33 ... 1,620 88
5086626.SQ.FTS.B, Zero Cpn, 9/16/33 ... 1,016 133
5089593.SQ.FTS.B, Zero Cpn, 9/17/33 ... 3,289 337
5090813.SQ.FTS.B, Zero Cpn, 9/17/33 ... 4,919 583
5091416.SQ.FTS.B, Zero Cpn, 9/18/33 ... 13,891 2,098
5092572.SQ.FTS.B, Zero Cpn, 9/18/33 ... 4,043 363
5093886.SQ.FTS.B, Zero Cpn, 9/19/33 ... 2,277 127
5094586.SQ.FTS.B, Zero Cpn, 9/20/33 ... 2,003 247
5095170.SQ.FTS.B, Zero Cpn, 9/21/33 ... 2,536 146
5095634.SQ.FTS.B, Zero Cpn, 9/21/33 ... 860 147
5096000.SQ.FTS.B, Zero Cpn, 9/21/33 ... 474 28
5096503.SQ.FTS.B, Zero Cpn, 9/21/33 ... 9,495 1,630
5097173.SQ.FTS.B, Zero Cpn, 9/21/33 ... 729 61
5097905.SQ.FTS.B, Zero Cpn, 9/22/33 ... 2,461 263
5098444.SQ.FTS.B, Zero Cpn, 9/22/33 ... 4,780 664
5099132.SQ.FTS.B, Zero Cpn, 9/22/33 ... 37,847 4,420
5099508.SQ.FTS.B, Zero Cpn, 9/22/33 ... 167 10
5102220.SQ.FTS.B, Zero Cpn, 9/23/33 ... 2,484 335
5104481.SQ.FTS.B, Zero Cpn, 9/24/33 ... 1,513 205
5107188.SQ.FTS.B, Zero Cpn, 9/24/33 ... 2,250 212
5109124.SQ.FTS.B, Zero Cpn, 9/25/33 ... 519 31
5109714.SQ.FTS.B, Zero Cpn, 9/25/33 ... 8,108 1,047
5109955.SQ.FTS.B, Zero Cpn, 9/25/33 ... 223 14
5110799.SQ.FTS.B, Zero Cpn, 9/27/33 ... 11,395 2,049
5111943.SQ.FTS.B, Zero Cpn, 9/28/33 ... 851 47
5113482.SQ.FTS.B, Zero Cpn, 9/28/33 ... 1,913 186
5114309.SQ.FTS.B, Zero Cpn, 9/28/33 ... 906 132
5114403.SQ.FTS.B, Zero Cpn, 9/28/33 ... 1,028 57
5115191.SQ.FTS.B, Zero Cpn, 9/29/33 ... 1,135 63
5115942.SQ.FTS.B, Zero Cpn, 9/29/33 ... 25,309 2,547
5117310.SQ.FTS.B, Zero Cpn, 9/30/33 ... 4,690 712
5118308.SQ.FTS.B, Zero Cpn, 9/30/33 ... 6,298 877
5118981.SQ.FTS.B, Zero Cpn, 9/30/33 ... 3,773 475

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5119496.SQ.FTS.B, Zero Cpn, 9/30/33 ... $ 5,089 $ 502
5119596.SQ.FTS.B, Zero Cpn, 9/30/33 ... 2,048 211
5122010.SQ.FTS.B, Zero Cpn, 9/30/33 ... 658 41
5122298.SQ.FTS.B, Zero Cpn, 9/30/33 ... 1,008 64
5124626.SQ.FTS.B, Zero Cpn, 9/30/33 ... 132 13
5125832.SQ.FTS.B, Zero Cpn, 10/01/33 .. 649 39
5126318.SQ.FTS.B, Zero Cpn, 10/01/33 .. 305 47
5127752.SQ.FTS.B, Zero Cpn, 10/02/33 .. 497 31
5128139.SQ.FTS.B, Zero Cpn, 10/02/33 .. 1,521 210
5128160.SQ.FTS.B, Zero Cpn, 10/02/33 .. 2,113 142
5128257.SQ.FTS.B, Zero Cpn, 10/02/33 .. 1,726 184
5129089.SQ.FTS.B, Zero Cpn, 10/03/33 .. 5,922 367
5131068.SQ.FTS.B, Zero Cpn, 10/04/33 .. 995 120
5131555.SQ.FTS.B, Zero Cpn, 10/04/33 .. 38 7
5132810.SQ.FTS.B, Zero Cpn, 10/04/33 .. 399 43
5134453.SQ.FTS.B, Zero Cpn, 10/05/33 .. 589 39
5134858.SQ.FTS.B, Zero Cpn, 10/05/33 .. 206 16
5135989.SQ.FTS.B, Zero Cpn, 10/05/33 .. 6,343 839
5138063.SQ.FTS.B, Zero Cpn, 10/06/33 .. 13,815 2,251
5143578.SQ.FTS.B, Zero Cpn, 10/07/33 .. 597 40
5143602.SQ.FTS.B, Zero Cpn, 10/07/33 .. 1,106 178
5143636.SQ.FTS.B, Zero Cpn, 10/07/33 .. 22,568 5,378
5144702.SQ.FTS.B, Zero Cpn, 10/07/33 .. 2,530 232
5144786.SQ.FTS.B, Zero Cpn, 10/07/33 .. 248 62
5145611.SQ.FTS.B, Zero Cpn, 10/08/33 .. 415 44
5145759.SQ.FTS.B, Zero Cpn, 10/08/33 .. 11,012 2,104
5146860.SQ.FTS.B, Zero Cpn, 10/08/33 .. 206 23
5147227.SQ.FTS.B, Zero Cpn, 10/08/33 .. 2,903 277
5148283.SQ.FTS.B, Zero Cpn, 10/09/33 .. 349 43
5148494.SQ.FTS.B, Zero Cpn, 10/09/33 .. 769 72
5149258.SQ.FTS.B, Zero Cpn, 10/10/33 .. 2,200 131
5152819.SQ.FTS.B, Zero Cpn, 10/11/33 .. 379 73
5153196.SQ.FTS.B, Zero Cpn, 10/11/33 .. 13,914 3,103
5154671.SQ.FTS.B, Zero Cpn, 10/12/33 .. 674 44
5154721.SQ.FTS.B, Zero Cpn, 10/12/33 .. 802 125
5155863.SQ.FTS.B, Zero Cpn, 10/12/33 .. 10,908 1,662
5158276.SQ.FTS.B, Zero Cpn, 10/13/33 .. 4,505 446
5158493.SQ.FTS.B, Zero Cpn, 10/13/33 .. 479 75
5164900.SQ.FTS.B, Zero Cpn, 10/14/33 .. 2,484 418
5165031.SQ.FTS.B, Zero Cpn, 10/14/33 .. 523 65
5165513.SQ.FTS.B, Zero Cpn, 10/14/33 .. 1,070 74
5167068.SQ.FTS.B, Zero Cpn, 10/15/33 .. 1,882 457
5167306.SQ.FTS.B, Zero Cpn, 10/15/33 .. 913 65
5167520.SQ.FTS.B, Zero Cpn, 10/15/33 .. 792 56
5168235.SQ.FTS.B, Zero Cpn, 10/15/33 .. 341 53
5172355.SQ.FTS.B, Zero Cpn, 10/16/33 .. 30 4
5172433.SQ.FTS.B, Zero Cpn, 10/16/33 .. 635 134
5178623.SQ.FTS.B, Zero Cpn, 10/18/33 .. 2,451 405
5184669.SQ.FTS.B, Zero Cpn, 10/19/33 .. 3,872 262
5185667.SQ.FTS.B, Zero Cpn, 10/20/33 .. 14,869 2,435
5188384.SQ.FTS.B, Zero Cpn, 10/20/33 .. 1,312 292
5190030.SQ.FTS.B, Zero Cpn, 10/20/33 .. 188 43
5204516.SQ.FTS.B, Zero Cpn, 10/22/33 .. 12,116 1,408
5207596.SQ.FTS.B, Zero Cpn, 10/22/33 .. 954 182
5208682.SQ.FTS.B, Zero Cpn, 10/22/33 .. 227 67
5210624.SQ.FTS.B, Zero Cpn, 10/24/33 .. 700 160
5216201.SQ.FTS.B, Zero Cpn, 10/26/33 .. 91 21
5216243.SQ.FTS.B, Zero Cpn, 10/26/33 .. 2,570 603
Description
Principal
Amount Value
Block, Inc. (continued)
5218016.SQ.FTS.B, Zero Cpn, 10/26/33 .. $ 1,248 $ 230
5218743.SQ.FTS.B, Zero Cpn, 10/26/33 .. 14,574 3,151
5220666.SQ.FTS.B, Zero Cpn, 10/26/33 .. 343 65
5220688.SQ.FTS.B, Zero Cpn, 10/26/33 .. 25,349 6,047
5224488.SQ.FTS.B, Zero Cpn, 10/27/33 .. 329 63
5232718.SQ.FTS.B, Zero Cpn, 10/28/33 .. 1,055 176
5234308.SQ.FTS.B, Zero Cpn, 10/28/33 .. 2,041 460
5235201.SQ.FTS.B, Zero Cpn, 10/29/33 .. 1,059 168
5238549.SQ.FTS.B, Zero Cpn, 10/29/33 .. 1,469 147
5239980.SQ.FTS.B, Zero Cpn, 10/30/33 .. 4,342 658
5240007.SQ.FTS.B, Zero Cpn, 10/30/33 .. 363 100
5240149.SQ.FTS.B, Zero Cpn, 10/30/33 .. 487 94
5240240.SQ.FTS.B, Zero Cpn, 10/30/33 .. 3,565 626
5240977.SQ.FTS.B, Zero Cpn, 11/01/33 .. 1,605 278
5243643.SQ.FTS.B, Zero Cpn, 11/02/33 .. 3,274 632
5243677.SQ.FTS.B, Zero Cpn, 11/02/33 .. 218 39
5244265.SQ.FTS.B, Zero Cpn, 11/02/33 .. 14,538 3,790
5246929.SQ.FTS.B, Zero Cpn, 11/03/33 .. 3,004 296
5248838.SQ.FTS.B, Zero Cpn, 11/03/33 .. 3,589 336
5249081.SQ.FTS.B, Zero Cpn, 11/03/33 .. 1,535 143
5250046.SQ.FTS.B, Zero Cpn, 11/03/33 .. 104 10
5251234.SQ.FTS.B, Zero Cpn, 11/03/33 .. 12,595 4,321
5251513.SQ.FTS.B, Zero Cpn, 11/03/33 .. 1,257 450
5253447.SQ.FTS.B, Zero Cpn, 11/04/33 .. 314 80
5256936.SQ.FTS.B, Zero Cpn, 11/04/33 .. 1,000 315
5262859.SQ.FTS.B, Zero Cpn, 11/05/33 .. 6,228 1,822
5264938.SQ.FTS.B, Zero Cpn, 11/05/33 .. 30 11
5265074.SQ.FTS.B, Zero Cpn, 11/05/33 .. 453 46
5265868.SQ.FTS.B, Zero Cpn, 11/05/33 .. 2,576 674
5270493.SQ.FTS.B, Zero Cpn, 11/06/33 .. 1,448 129
5271294.SQ.FTS.B, Zero Cpn, 11/06/33 .. 743 292
5271481.SQ.FTS.B, Zero Cpn, 11/06/33 .. 872 202
5271882.SQ.FTS.B, Zero Cpn, 11/06/33 .. 6,771 652
5273369.SQ.FTS.B, Zero Cpn, 11/08/33 .. 140 26
5273663.SQ.FTS.B, Zero Cpn, 11/08/33 .. 139 18
5273816.SQ.FTS.B, Zero Cpn, 11/08/33 .. 1,760 525
5273861.SQ.FTS.B, Zero Cpn, 11/08/33 .. 2,965 605
5281948.SQ.FTS.B, Zero Cpn, 11/10/33 .. 29,541 7,518
5282925.SQ.FTS.B, Zero Cpn, 11/11/33 .. 2,496 899
5288617.SQ.FTS.B, Zero Cpn, 11/12/33 .. 456 98
5291714.SQ.FTS.B, Zero Cpn, 11/13/33 .. 7,230 1,906
5292413.SQ.FTS.B, Zero Cpn, 11/13/33 .. 7,292 2,632
5293647.SQ.FTS.B, Zero Cpn, 11/14/33 .. 3,503 1,348
5294178.SQ.FTS.B, Zero Cpn, 11/14/33 .. 4,625 420
5294931.SQ.FTS.B, Zero Cpn, 11/15/33 .. 875 275
5295829.SQ.FTS.B, Zero Cpn, 11/16/33 .. 2,124 727
5296152.SQ.FTS.B, Zero Cpn, 11/16/33 .. 3,005 738
5297124.SQ.FTS.B, Zero Cpn, 11/16/33 .. 4,915 1,019
5297547.SQ.FTS.B, Zero Cpn, 11/16/33 .. 1,054 453
5297679.SQ.FTS.B, Zero Cpn, 11/16/33 .. 4,327 1,182
5297749.SQ.FTS.B, Zero Cpn, 11/16/33 .. 5,008 642
5297998.SQ.FTS.B, Zero Cpn, 11/16/33 .. 636 58
5298365.SQ.FTS.B, Zero Cpn, 11/16/33 .. 3,359 1,391
5298839.SQ.FTS.B, Zero Cpn, 11/16/33 .. 196 33
5300101.SQ.FTS.B, Zero Cpn, 11/17/33 .. 229 58
5300900.SQ.FTS.B, Zero Cpn, 11/17/33 .. 2,772 441
5303192.SQ.FTS.B, Zero Cpn, 11/17/33 .. 881 260
5303325.SQ.FTS.B, Zero Cpn, 11/17/33 .. 3,104 749

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5308004.SQ.FTS.B, Zero Cpn, 11/18/33 .. $ 221 $ 32
5308374.SQ.FTS.B, Zero Cpn, 11/18/33 .. 1,834 201
5308440.SQ.FTS.B, Zero Cpn, 11/18/33 .. 1,850 318
5309472.SQ.FTS.B, Zero Cpn, 11/18/33 .. 3,124 712
5310662.SQ.FTS.B, Zero Cpn, 11/18/33 .. 3,156 936
5310909.SQ.FTS.B, Zero Cpn, 11/18/33 .. 14,880 3,288
5312989.SQ.FTS.B, Zero Cpn, 11/18/33 .. 886 92
5313199.SQ.FTS.B, Zero Cpn, 11/18/33 .. 2,846 730
5313296.SQ.FTS.B, Zero Cpn, 11/18/33 .. 1,043 292
5313375.SQ.FTS.B, Zero Cpn, 11/18/33 .. 1,922 721
5313526.SQ.FTS.B, Zero Cpn, 11/18/33 .. 1,853 478
5313775.SQ.FTS.B, Zero Cpn, 11/18/33 .. 35,967 9,420
5316141.SQ.FTS.B, Zero Cpn, 11/19/33 .. 9,547 2,335
5318154.SQ.FTS.B, Zero Cpn, 11/19/33 .. 1,339 417
5318776.SQ.FTS.B, Zero Cpn, 11/19/33 .. 15,782 6,206
5319254.SQ.FTS.B, Zero Cpn, 11/19/33 .. 875 200
5321246.SQ.FTS.B, Zero Cpn, 11/20/33 .. 9,240 991
5324445.SQ.FTS.B, Zero Cpn, 11/21/33 .. 2,924 1,134
5324467.SQ.FTS.B, Zero Cpn, 11/21/33 .. 1,782 536
5324505.SQ.FTS.B, Zero Cpn, 11/21/33 .. 732 158
5324511.SQ.FTS.B, Zero Cpn, 11/21/33 .. 804 187
5325032.SQ.FTS.B, Zero Cpn, 11/22/33 .. 1,289 452
5325434.SQ.FTS.B, Zero Cpn, 11/22/33 .. 3,899 1,254
5325685.SQ.FTS.B, Zero Cpn, 11/22/33 .. 671 99
5325788.SQ.FTS.B, Zero Cpn, 11/23/33 .. 2,297 914
5326604.SQ.FTS.B, Zero Cpn, 11/23/33 .. 1,332 361
5330352.SQ.FTS.B, Zero Cpn, 11/23/33 .. 4,757 754
5330620.SQ.FTS.B, Zero Cpn, 11/24/33 .. 391 118
5331180.SQ.FTS.B, Zero Cpn, 11/24/33 .. 2,904 318
5331289.SQ.FTS.B, Zero Cpn, 11/24/33 .. 133 71
5331392.SQ.FTS.B, Zero Cpn, 11/24/33 .. 1,370 500
5335831.SQ.FTS.B, Zero Cpn, 11/25/33 .. 3,348 1,380
5336855.SQ.FTS.B, Zero Cpn, 11/25/33 .. 1,967 540
5337877.SQ.FTS.B, Zero Cpn, 11/25/33 .. 256 81
5338166.SQ.FTS.B, Zero Cpn, 11/25/33 .. 1,107 340
5339153.SQ.FTS.B, Zero Cpn, 11/25/33 .. 368 120
5364847.SQ.FTS.B, Zero Cpn, 11/26/33 .. 335 41
5364883.SQ.FTS.B, Zero Cpn, 11/26/33 .. 5,330 1,494
5367492.SQ.FTS.B, Zero Cpn, 11/27/33 .. 119 34
5368153.SQ.FTS.B, Zero Cpn, 11/27/33 .. 1,070 97
5369187.SQ.FTS.B, Zero Cpn, 11/27/33 .. 664 210
5376024.SQ.FTS.B, Zero Cpn, 11/27/33 .. 3,132 887
5376723.SQ.FTS.B, Zero Cpn, 11/27/33 .. 1,081 360
5376799.SQ.FTS.B, Zero Cpn, 11/27/33 .. 4,624 1,093
5378398.SQ.FTS.B, Zero Cpn, 11/27/33 .. 32,691 8,326
5380960.SQ.FTS.B, Zero Cpn, 11/28/33 .. 297 75
5381030.SQ.FTS.B, Zero Cpn, 11/28/33 .. 10,498 3,433
5381932.SQ.FTS.B, Zero Cpn, 11/29/33 .. 746 140
5382401.SQ.FTS.B, Zero Cpn, 11/29/33 .. 756 349
22,704,255
Freedom Financial Asset Management LLC
APP-11799486.FP.FTS.B, 5.99%, 12/29/23 827 830
APP-11333513.FP.FTS.B, 5.99%, 1/07/24 . 710 711
APP-11333236.FP.FTS.B, 13.49%, 1/08/24 3,482 3,488
APP-11376511.FP.FTS.B, 17.99%, 1/08/24 1,746 1,472
APP-11341001.FP.FTS.B, 5.99%, 1/09/24 . 1,060 1,064
APP-11923967.FP.FTS.B, 13.74%, 1/15/24 1,868 1,873
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12263510.FP.FTS.B, 5.99%, 1/20/24 . $ 3,451 $ 497
APP-12187185.FP.FTS.B, 5.99%, 1/25/24 . 1,281 1,286
APP-11336668.FP.FTS.B, 16.49%, 1/26/24 1,322 1,330
APP-09046319.FP.FTS.B, 18.99%, 2/01/24 1,110 1,112
APP-11810724.FP.FTS.B, 18.99%, 2/01/24 1,568 1,317
APP-11799474.FP.FTS.B, 5.99%, 2/07/24 . 1,332 1,335
APP-11781355.FP.FTS.B, 5.99%, 2/11/24 . 1,338 1,342
APP-11194490.FP.FTS.B, 5.99%, 2/29/24 . 1,070 1,075
APP-12119669.FP.FTS.B, 5.99%, 3/01/24 . 1,507 1,511
APP-11237608.FP.FTS.B, 5.99%, 3/10/24 . 1,900 1,907
APP-12135614.FP.FTS.B, 18.99%, 3/11/24 2,580 1,995
APP-12050162.FP.FTS.B, 5.99%, 3/13/24 . 2,100 2,111
APP-08959542.FP.FTS.B, 17.99%, 4/10/24 2,336 2,357
APP-07979930.FP.FTS.B, 12.49%, 4/15/24 5,022 5,049
APP-08978477.FP.FTS.B, 18.99%, 4/16/24 10,052 1,000
APP-08990977.FP.FTS.B, 17.49%, 4/20/24 2,825 2,846
APP-08924428.FP.FTS.B, 14.49%, 4/25/24 2,557 2,571
APP-09087474.FP.FTS.B, 22.99%, 4/30/24 1,868 1,923
APP-09367838.FP.FTS.B, 17.99%, 5/20/24 1,842 1,855
APP-08969780.FP.FTS.B, 14.49%, 5/21/24 5,362 5,388
APP-09021781.FP.FTS.B, 12.99%, 5/22/24 6,183 6,219
APP-08961356.FP.FTS.B, 22.49%, 5/29/24 2,800 2,862
APP-09051644.FP.FTS.B, 23.49%, 6/10/24 1,138 1,132
APP-09086628.FP.FTS.B, 16.99%, 6/15/24 2,589 2,616
APP-08969775.FP.FTS.B, 12.99%, 6/21/24 6,584 6,623
APP-09353776.FP.FTS.B, 21.99%, 6/27/24 8,199 2,141
APP-09302720.FP.FTS.B, 22.49%, 6/30/24 1,967 2,012
APP-09069437.FP.FTS.B, 25.49%, 6/30/24 4,316 1,106
APP-09583612.FP.FTS.B, 15.24%, 7/01/24 4,645 4,658
APP-09354267.FP.FTS.B, 17.49%, 7/01/24 4,167 4,187
APP-09726629.FP.FTS.B, 12.24%, 7/09/24 5,418 5,450
APP-09343576.FP.FTS.B, 23.49%, 7/10/24 5,296 5,368
APP-12243834.FP.FTS.B, 18.49%, 7/27/24 1,932 1,944
APP-09726602.FP.FTS.B, 17.49%, 8/12/24 5,251 5,310
APP-09799095.FP.FTS.B, 19.99%, 8/12/24 2,321 2,342
APP-10159829.FP.FTS.B, 15.49%, 8/15/24 4,500 4,533
APP-09726592.FP.FTS.B, 12.24%, 8/20/24 7,207 7,261
APP-09726689.FP.FTS.B, 15.99%, 8/20/24 4,997 5,040
APP-10203850.FP.FTS.B, 10.49%, 8/21/24 7,258 7,313
APP-09708878.FP.FTS.B, 15.49%, 8/24/24 2,268 2,288
APP-09808886.FP.FTS.B, 19.99%, 8/24/24 2,960 3,006
APP-09726492.FP.FTS.B, 12.24%, 8/25/24 4,816 4,857
APP-10379461.FP.FTS.B, 10.49%, 9/02/24 7,283 7,316
APP-09939798.FP.FTS.B, 17.99%, 9/23/24 3,989 4,034
APP-09776493.FP.FTS.B, 10.49%, 9/25/24 5,966 6,014
APP-10432773.FP.FTS.B, 16.99%, 9/30/24 3,436 3,471
APP-10170244.FP.FTS.B, 13.24%,
10/02/24 .......................... 13,200 13,287
APP-10687787.FP.FTS.B, 23.99%,
10/02/24 .......................... 3,097 3,112
APP-09776210.FP.FTS.B, 13.49%,
10/04/24 .......................... 10,284 10,341
APP-10060644.FP.FTS.B, 13.99%,
10/04/24 .......................... 16,621 16,727
APP-10195787.FP.FTS.B, 25.49%,
10/04/24 .......................... 4,234 4,254
APP-10402043.FP.FTS.B, 17.99%,
10/05/24 .......................... 8,590 8,662

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-10396556.FP.FTS.B, 25.49%,
10/05/24 .......................... $ 3,958 $ 3,976
APP-10682620.FP.FTS.B, 16.49%,
10/07/24 .......................... 1,143 1,146
APP-10481124.FP.FTS.B, 12.74%, 10/12/24 7,961 8,019
APP-10135442.FP.FTS.B, 10.99%,
10/16/24 .......................... 11,360 11,447
APP-10385640.FP.FTS.B, 23.99%,
10/17/24 .......................... 4,368 424
APP-10451908.FP.FTS.B, 11.99%, 10/20/24 17,357 17,496
APP-10444462.FP.FTS.B, 8.49%, 10/23/24 10,326 10,412
APP-10314676.FP.FTS.B, 12.74%,
10/26/24 .......................... 7,628 7,703
APP-10459273.FP.FTS.B, 15.99%, 11/03/24 8,408 8,438
APP-10566736.FP.FTS.B, 16.49%, 11/04/24 5,944 5,987
APP-10769779.FP.FTS.B, 5.99%, 11/09/24 1,620 1,625
APP-10693186.FP.FTS.B, 10.49%, 11/10/24 6,484 6,529
APP-11194733.FP.FTS.B, 8.99%, 11/11/24 14,150 14,252
APP-10096028.FP.FTS.B, 9.99%, 11/14/24 16,979 17,110
APP-10683469.FP.FTS.B, 23.99%, 11/16/24 11,432 1,079
APP-11307681.FP.FTS.B, 25.49%, 11/16/24 4,611 1,024
APP-10670881.FP.FTS.B, 10.24%, 11/17/24 5,005 5,045
APP-11237920.FP.FTS.B, 17.99%, 11/17/24 4,435 4,500
APP-11283774.FP.FTS.B, 8.49%, 11/25/24 1,318 1,320
APP-11333230.FP.FTS.B, 12.49%, 11/25/24 11,410 11,528
APP-11382302.FP.FTS.B, 16.99%, 11/25/24 4,474 4,519
APP-11799510.FP.FTS.B, 16.99%, 12/15/24 4,410 4,439
APP-10372817.FP.FTS.B, 15.49%,
12/17/24 .......................... 8,347 8,421
APP-11194500.FP.FTS.B, 10.49%, 12/20/24 9,692 9,772
APP-11316386.FP.FTS.B, 13.49%, 12/20/24 6,833 6,892
APP-11319377.FP.FTS.B, 25.49%, 12/20/24 5,643 1,348
APP-11793984.FP.FTS.B, 25.49%, 12/20/24 5,564 1,256
APP-11799271.FP.FTS.B, 14.99%, 12/21/24 9,342 9,456
APP-11383917.FP.FTS.B, 12.74%, 12/26/24 6,485 6,550
APP-11045167.FP.FTS.B, 10.49%, 12/28/24 6,371 6,430
APP-11802632.FP.FTS.B, 9.74%, 12/29/24 5,085 5,136
APP-11297354.FP.FTS.B, 8.49%, 1/01/25 . 5,872 5,912
APP-11237990.FP.FTS.B, 10.74%, 1/02/25 3,448 3,449
APP-11333266.FP.FTS.B, 15.49%, 1/02/25 5,055 5,071
APP-11307931.FP.FTS.B, 21.99%, 1/02/25 2,832 2,789
APP-10624639.FP.FTS.B, 10.49%, 1/03/25 10,738 10,817
APP-11265704.FP.FTS.B, 13.99%, 1/03/25 16,879 16,946
APP-11382734.FP.FTS.B, 23.49%, 1/04/25 5,528 5,520
APP-11320650.FP.FTS.B, 23.99%, 1/06/25 7,270 7,271
APP-09356867.FP.FTS.B, 9.99%, 1/08/25 . 21,025 21,189
APP-11389002.FP.FTS.B, 17.99%, 1/09/25 3,465 3,488
APP-11319269.FP.FTS.B, 21.99%, 1/09/25 9,489 9,516
APP-11694688.FP.FTS.B, 18.99%, 1/12/25 5,884 5,909
APP-12194196.FP.FTS.B, 13.24%, 1/16/25 23,067 23,245
APP-12106244.FP.FTS.B, 18.99%, 1/22/25 6,245 6,320
APP-12139687.FP.FTS.B, 11.74%, 1/23/25 18,031 18,200
APP-12207671.FP.FTS.B, 16.99%, 1/25/25 4,745 4,787
APP-12266979.FP.FTS.B, 11.74%, 1/28/25 10,535 10,639
APP-11803536.FP.FTS.B, 13.99%, 2/01/25 13,588 13,661
APP-11792552.FP.FTS.B, 17.49%, 2/01/25 13,417 13,415
APP-11767460.FP.FTS.B, 13.74%, 2/12/25 14,689 14,812
APP-10657504.FP.FTS.B, 14.99%, 2/22/25 16,348 16,525
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12227846.FP.FTS.B, 9.49%, 3/01/25 . $ 11,310 $ 11,388
APP-11194436.FP.FTS.B, 15.99%, 3/01/25 14,477 14,636
APP-12257518.FP.FTS.B, 18.99%, 3/01/25 7,228 7,195
APP-11946510.FP.FTS.B, 12.74%, 3/04/25 5,172 5,220
APP-12119651.FP.FTS.B, 8.99%, 3/12/25 . 14,648 14,776
APP-12139540.FP.FTS.B, 9.99%, 3/12/25 . 7,267 7,328
APP-08503046.FP.FTS.B, 12.99%, 3/12/25 17,039 1,851
APP-12239890.FP.FTS.B, 23.99%, 3/12/25 7,462 1,619
APP-12246852.FP.FTS.B, 23.99%, 3/12/25 9,073 9,067
APP-10005462.FP.FTS.B, 9.74%, 3/13/25 . 7,097 7,162
APP-12139811.FP.FTS.B, 11.74%, 3/13/25 13,387 13,491
APP-12216739.FP.FTS.B, 16.99%, 3/13/25 10,622 10,668
APP-12223360.FP.FTS.B, 15.74%, 4/01/25 21,797 2,487
APP-10177953.FP.FTS.B, 17.99%, 4/01/25 4,150 1,896
APP-11394558.FP.FTS.B, 14.99%, 4/15/25 9,764 9,829
APP-08980006.FP.FTS.B, 16.49%, 4/17/25 5,953 6,041
APP-09058670.FP.FTS.B, 16.49%, 4/27/25 4,521 4,612
APP-09302675.FP.FTS.B, 15.99%, 5/14/25 5,877 5,966
APP-08976296.FP.FTS.B, 18.49%, 5/17/25 5,786 5,881
APP-09335187.FP.FTS.B, 16.99%, 5/20/25 6,295 6,485
APP-08870796.FP.FTS.B, 19.49%, 5/23/25 4,264 4,392
APP-08914897.FP.FTS.B, 12.99%, 5/29/25 8,658 8,801
APP-08967293.FP.FTS.B, 17.49%, 5/29/25 9,355 9,670
APP-09014884.FP.FTS.B, 14.99%, 5/31/25 19,541 19,809
APP-09231496.FP.FTS.B, 14.99%, 6/01/25 24,324 24,607
APP-08988851.FP.FTS.B, 16.99%, 6/01/25 24,584 25,018
APP-09029616.FP.FTS.B, 21.49%, 6/03/25 1,853 1,864
APP-09036276.FP.FTS.B, 18.99%, 6/05/25 19,943 20,318
APP-09134525.FP.FTS.B, 19.99%, 6/05/25 13,953 14,451
APP-09045917.FP.FTS.B, 18.99%, 6/11/25 17,227 17,787
APP-09106073.FP.FTS.B, 19.99%, 6/14/25 4,820 4,981
APP-09130603.FP.FTS.B, 12.99%, 6/15/25 9,273 9,407
APP-09046414.FP.FTS.B, 14.99%, 6/23/25 16,524 16,772
APP-09302995.FP.FTS.B, 14.99%, 7/10/25 5,508 5,600
APP-09352779.FP.FTS.B, 18.49%, 7/10/25 4,724 4,818
APP-09375788.FP.FTS.B, 18.49%, 7/10/25 5,138 5,289
APP-09012739.FP.FTS.B, 14.49%, 7/15/25 6,394 6,499
APP-09100537.FP.FTS.B, 17.99%, 7/15/25 6,827 6,964
APP-09355200.FP.FTS.B, 14.99%, 7/17/25 24,300 3,104
APP-09717803.FP.FTS.B, 18.49%, 8/10/25 5,220 5,308
APP-10142907.FP.FTS.B, 14.99%, 8/12/25 23,994 24,364
APP-09813384.FP.FTS.B, 12.74%, 8/13/25 12,291 12,459
APP-08970788.FP.FTS.B, 17.49%, 8/16/25 5,662 5,815
APP-10203250.FP.FTS.B, 13.24%, 8/17/25 9,421 9,572
APP-09775671.FP.FTS.B, 18.49%, 8/23/25 10,816 11,241
APP-09776164.FP.FTS.B, 15.99%, 8/25/25 6,527 6,665
APP-09786759.FP.FTS.B, 21.99%, 8/27/25 3,346 2,566
APP-10450365.FP.FTS.B, 10.99%, 9/03/25 9,537 9,652
APP-10476920.FP.FTS.B, 8.99%, 9/06/25 . 10,694 10,834
APP-10400942.FP.FTS.B, 10.99%, 9/10/25 8,077 8,187
APP-09354577.FP.FTS.B, 18.49%, 9/11/25 4,895 4,931
APP-10561719.FP.FTS.B, 12.74%, 9/20/25 6,645 6,753
APP-10432695.FP.FTS.B, 16.99%, 9/20/25 28,353 28,830
APP-10156735.FP.FTS.B, 16.49%, 9/23/25 14,574 14,967
APP-10561277.FP.FTS.B, 19.49%, 9/25/25 4,500 4,526
APP-10156534.FP.FTS.B, 10.99%, 9/30/25 14,042 14,269
APP-10204096.FP.FTS.B, 10.99%,
10/01/25 .......................... 11,315 11,477

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-09708653.FP.FTS.B, 13.24%,
10/01/25 .......................... $ 12,842 $ 13,026
APP-10060747.FP.FTS.B, 13.74%,
10/01/25 .......................... 15,352 15,591
APP-10157176.FP.FTS.B, 16.49%,
10/01/25 .......................... 12,772 13,075
APP-10459241.FP.FTS.B, 17.99%,
10/01/25 .......................... 8,914 881
APP-10203214.FP.FTS.B, 18.99%,
10/01/25 .......................... 12,241 12,627
APP-10684832.FP.FTS.B, 20.99%,
10/02/25 .......................... 6,557 3,813
APP-10092907.FP.FTS.B, 17.99%,
10/04/25 .......................... 17,391 17,825
APP-09979972.FP.FTS.B, 14.49%,
10/05/25 .......................... 23,491 23,855
APP-10485308.FP.FTS.B, 16.99%,
10/12/25 .......................... 8,327 8,519
APP-10293468.FP.FTS.B, 12.49%,
10/15/25 .......................... 24,933 25,282
APP-10384915.FP.FTS.B, 16.49%,
10/17/25 .......................... 10,128 10,309
APP-10497677.FP.FTS.B, 12.74%,
10/20/25 .......................... 7,092 7,209
APP-10567121.FP.FTS.B, 13.24%,
10/20/25 .......................... 12,949 13,159
APP-10578108.FP.FTS.B, 14.49%,
10/22/25 .......................... 16,536 16,974
APP-10519197.FP.FTS.B, 15.99%,
10/29/25 .......................... 19,825 20,260
APP-09341214.FP.FTS.B, 21.49%,
10/31/25 .......................... 4,633 4,650
APP-10689729.FP.FTS.B, 13.99%, 11/05/25 5,906 5,982
APP-10480296.FP.FTS.B, 19.49%, 11/12/25 9,036 9,358
APP-10606420.FP.FTS.B, 10.99%, 11/15/25 17,548 17,815
APP-10839237.FP.FTS.B, 10.99%, 11/15/25 13,075 13,261
APP-11210666.FP.FTS.B, 10.99%, 11/15/25 12,717 12,887
APP-11376181.FP.FTS.B, 10.99%, 11/15/25 8,277 8,391
APP-11237796.FP.FTS.B, 16.49%, 11/15/25 10,776 11,071
APP-10776817.FP.FTS.B, 16.99%, 11/15/25 22,908 23,565
APP-10681833.FP.FTS.B, 15.99%, 11/16/25 17,846 18,180
APP-10768953.FP.FTS.B, 18.99%, 11/17/25 2,453 2,457
APP-10773457.FP.FTS.B, 11.49%, 11/22/25 6,205 6,227
APP-10692429.FP.FTS.B, 20.99%, 11/22/25 6,456 6,673
APP-11802431.FP.FTS.B, 10.24%, 12/18/25 8,040 8,150
APP-10770088.FP.FTS.B, 10.99%,
12/18/25 .......................... 16,675 16,937
APP-11253357.FP.FTS.B, 13.24%, 12/20/25 11,011 11,160
APP-11237745.FP.FTS.B, 17.49%, 12/20/25 5,602 5,702
APP-11793362.FP.FTS.B, 17.99%, 12/20/25 26,673 8,905
APP-10746117.FP.FTS.B, 8.99%, 12/26/25 10,660 10,819
APP-11379674.FP.FTS.B, 11.49%, 12/26/25 22,753 23,107
APP-11772465.FP.FTS.B, 10.99%, 12/27/25 19,055 19,236
APP-11384860.FP.FTS.B, 12.49%, 12/28/25 23,181 23,542
APP-10474872.FP.FTS.B, 18.99%,
12/28/25 .......................... 8,370 8,645
APP-11249658.FP.FTS.B, 10.49%, 1/02/26 28,694 8,418
APP-11374960.FP.FTS.B, 14.99%, 1/02/26 1,881 1,871
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-11104135.FP.FTS.B, 11.49%, 1/03/26 $ 23,197 $ 23,543
APP-11321062.FP.FTS.B, 14.49%, 1/03/26 7,580 7,666
APP-11411443.FP.FTS.B, 17.49%, 1/03/26 8,397 8,592
APP-11287073.FP.FTS.B, 21.99%, 1/03/26 21,030 21,628
APP-11378327.FP.FTS.B, 17.99%, 1/07/26 8,928 5,392
APP-11380825.FP.FTS.B, 18.49%, 1/08/26 11,562 11,897
APP-11279539.FP.FTS.B, 15.99%, 1/09/26 6,579 6,691
APP-11403530.FP.FTS.B, 19.49%, 1/09/26 6,750 6,900
APP-11104456.FP.FTS.B, 10.99%, 1/17/26 6,992 7,089
APP-12244806.FP.FTS.B, 16.74%, 1/22/26 19,808 20,331
APP-12125189.FP.FTS.B, 19.49%, 1/25/26 10,447 10,770
APP-12229052.FP.FTS.B, 17.99%, 1/26/26 12,940 13,349
APP-12243882.FP.FTS.B, 19.49%, 1/27/26 6,872 7,068
APP-11816651.FP.FTS.B, 26.49%, 2/01/26 5,292 5,410
APP-11770041.FP.FTS.B, 15.99%, 2/02/26 7,824 7,967
APP-11792403.FP.FTS.B, 13.99%, 2/03/26 14,847 15,110
APP-11335385.FP.FTS.B, 10.99%, 2/04/26 11,286 11,444
APP-11751019.FP.FTS.B, 15.99%, 2/05/26 2,440 2,439
APP-11785448.FP.FTS.B, 13.49%, 2/11/26 12,299 12,570
APP-11817724.FP.FTS.B, 20.74%, 2/12/26 15,420 15,876
APP-11802110.FP.FTS.B, 16.99%, 2/13/26 16,247 16,621
APP-10476373.FP.FTS.B, 10.99%, 2/25/26 9,699 9,858
APP-12285827.FP.FTS.B, 13.24%, 3/01/26 6,911 7,001
APP-11946533.FP.FTS.B, 16.24%, 3/01/26 19,908 20,260
APP-12236342.FP.FTS.B, 16.49%, 3/08/26 16,673 17,040
APP-12223796.FP.FTS.B, 21.24%, 3/11/26 17,899 18,328
APP-12243350.FP.FTS.B, 9.99%, 3/12/26 . 6,471 6,511
APP-12201290.FP.FTS.B, 14.74%, 3/12/26 13,860 13,877
APP-12106220.FP.FTS.B, 18.99%, 3/12/26 8,803 9,008
APP-12140905.FP.FTS.B, 24.99%, 3/12/26 7,268 1,521
APP-08739403.FP.FTS.B, 16.99%, 3/21/26 16,609 16,969
APP-11799543.FP.FTS.B, 13.24%, 4/12/26 6,792 6,907
APP-08907777.FP.FTS.B, 17.99%, 4/12/26 4,732 4,889
APP-08330688.FP.FTS.B, 14.99%, 4/15/26 14,487 14,760
APP-08971565.FP.FTS.B, 17.99%, 4/16/26 17,492 3,599
APP-08979775.FP.FTS.B, 23.99%, 4/16/26 17,826 18,684
APP-09077004.FP.FTS.B, 16.99%, 4/17/26 6,257 6,378
APP-08698355.FP.FTS.B, 18.99%, 4/17/26 10,399 10,692
APP-08999178.FP.FTS.B, 17.99%, 4/20/26 16,393 16,964
APP-09019999.FP.FTS.B, 13.49%, 4/22/26 28,460 28,982
APP-09100185.FP.FTS.B, 18.99%, 4/30/26 7,538 7,849
APP-09087999.FP.FTS.B, 21.49%, 4/30/26 20,279 21,112
APP-08979983.FP.FTS.B, 19.99%, 5/01/26 7,444 7,635
APP-08726744.FP.FTS.B, 21.49%, 5/01/26 23,145 23,821
APP-09232273.FP.FTS.B, 19.49%, 5/03/26 31,701 2,037
APP-08741967.FP.FTS.B, 17.49%, 5/05/26 17,963 18,306
APP-09321377.FP.FTS.B, 17.49%, 5/15/26 16,110 16,372
APP-08975984.FP.FTS.B, 16.99%, 5/17/26 12,779 13,019
APP-08950723.FP.FTS.B, 14.99%, 5/21/26 9,368 9,547
APP-08882597.FP.FTS.B, 17.49%, 5/22/26 23,845 24,339
APP-09015317.FP.FTS.B, 18.99%, 5/22/26 12,964 13,380
APP-08994245.FP.FTS.B, 22.99%, 5/22/26 12,982 13,140
APP-09024930.FP.FTS.B, 13.49%, 5/23/26 5,519 5,613
APP-09025472.FP.FTS.B, 19.99%, 5/23/26 13,478 2,830
APP-08902866.FP.FTS.B, 20.49%, 5/23/26 16,327 17,077
APP-09012359.FP.FTS.B, 23.49%, 5/23/26 10,289 10,783
APP-09356444.FP.FTS.B, 17.49%, 5/27/26 12,398 12,832
APP-09437723.FP.FTS.B, 20.99%, 5/27/26 14,616 15,111

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-09352425.FP.FTS.B, 14.99%, 5/28/26 $ 19,163 $ 19,496
APP-08989489.FP.FTS.B, 22.99%, 5/28/26 6,477 6,762
APP-09057834.FP.FTS.B, 18.99%, 5/29/26 15,952 16,582
APP-08923777.FP.FTS.B, 12.99%, 5/30/26 16,861 17,207
APP-08970713.FP.FTS.B, 12.99%, 5/30/26 16,613 16,958
APP-08924285.FP.FTS.B, 14.99%, 5/30/26 12,386 12,639
APP-08967703.FP.FTS.B, 19.49%, 5/30/26 797 800
APP-08976475.FP.FTS.B, 20.99%, 5/30/26 8,229 8,666
APP-09021433.FP.FTS.B, 21.99%, 5/30/26 2,505 2,534
APP-09095354.FP.FTS.B, 12.99%, 5/31/26 14,677 7,720
APP-09088134.FP.FTS.B, 18.99%, 5/31/26 1,412 1,417
APP-08974488.FP.FTS.B, 21.49%, 5/31/26 9,903 10,275
APP-09060458.FP.FTS.B, 22.49%, 5/31/26 8,335 8,818
APP-09095478.FP.FTS.B, 13.49%, 6/01/26 6,840 6,854
APP-09020308.FP.FTS.B, 16.99%, 6/01/26 13,032 6,976
APP-09029242.FP.FTS.B, 17.49%, 6/01/26 31,250 31,832
APP-08816539.FP.FTS.B, 20.49%, 6/01/26 15,666 16,159
APP-09109896.FP.FTS.B, 21.99%, 6/01/26 4,060 4,060
APP-08991906.FP.FTS.B, 21.49%, 6/02/26 17,090 17,758
APP-09018394.FP.FTS.B, 13.49%, 6/04/26 24,218 24,648
APP-08847606.FP.FTS.B, 15.49%, 6/04/26 24,993 25,407
APP-08980085.FP.FTS.B, 18.99%, 6/04/26 2,070 2,067
APP-08979954.FP.FTS.B, 12.99%, 6/05/26 16,022 16,331
APP-09017269.FP.FTS.B, 14.99%, 6/05/26 15,429 15,732
APP-09105301.FP.FTS.B, 14.99%, 6/05/26 10,250 10,429
APP-09017547.FP.FTS.B, 15.49%, 6/05/26 1,210 1,208
APP-09025257.FP.FTS.B, 17.49%, 6/05/26 12,671 13,043
APP-09142993.FP.FTS.B, 17.99%, 6/05/26 16,661 17,189
APP-09027027.FP.FTS.B, 21.49%, 6/05/26 14,187 14,721
APP-08960524.FP.FTS.B, 12.99%, 6/06/26 14,762 15,029
APP-08923668.FP.FTS.B, 21.49%, 6/06/26 8,801 9,086
APP-09232139.FP.FTS.B, 22.49%, 6/07/26 21,655 22,422
APP-09070140.FP.FTS.B, 12.99%, 6/12/26 9,572 9,750
APP-09074502.FP.FTS.B, 17.49%, 6/12/26 22,150 22,661
APP-09074432.FP.FTS.B, 19.99%, 6/12/26 7,793 8,112
APP-09070087.FP.FTS.B, 24.49%, 6/12/26 20,437 21,253
APP-08447667.FP.FTS.B, 12.99%, 6/13/26 15,088 15,372
APP-08649324.FP.FTS.B, 20.49%, 6/13/26 16,339 16,960
APP-09045278.FP.FTS.B, 12.99%, 6/14/26 7,606 7,743
APP-12262753.FP.FTS.B, 14.99%, 6/14/26 15,183 15,443
APP-09096903.FP.FTS.B, 12.99%, 6/15/26 10,226 10,407
APP-08847769.FP.FTS.B, 14.99%, 6/15/26 9,451 9,635
APP-09213296.FP.FTS.B, 14.99%, 6/15/26 18,171 18,466
APP-09111302.FP.FTS.B, 18.49%, 6/15/26 34,149 6,774
APP-09241097.FP.FTS.B, 20.49%, 6/15/26 14,593 15,199
APP-09029834.FP.FTS.B, 18.49%, 6/18/26 7,880 8,062
APP-09132903.FP.FTS.B, 18.99%, 6/18/26 13,531 14,006
APP-09125842.FP.FTS.B, 20.49%, 6/18/26 17,306 18,010
APP-09281875.FP.FTS.B, 14.99%, 6/20/26 17,045 17,322
APP-09122466.FP.FTS.B, 16.99%, 6/20/26 18,088 3,436
APP-09290922.FP.FTS.B, 25.49%, 6/22/26 13,434 14,048
APP-09341526.FP.FTS.B, 23.49%, 6/27/26 6,634 6,945
APP-09198220.FP.FTS.B, 15.49%, 6/28/26 8,763 9,084
APP-09238269.FP.FTS.B, 15.49%, 6/28/26 30,768 31,406
APP-09096348.FP.FTS.B, 18.99%, 6/28/26 15,477 15,861
APP-09201816.FP.FTS.B, 19.49%, 6/28/26 6,830 7,153
APP-08924259.FP.FTS.B, 15.49%, 6/29/26 22,584 23,097
APP-09045155.FP.FTS.B, 20.99%, 6/29/26 9,211 9,567
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-09355512.FP.FTS.B, 20.99%, 6/29/26 $ 9,223 $ 9,456
APP-08924296.FP.FTS.B, 22.49%, 6/30/26 18,734 19,355
APP-08984739.FP.FTS.B, 17.49%, 7/01/26 31,489 32,080
APP-09785029.FP.FTS.B, 17.99%, 7/01/26 5,882 5,949
APP-09789894.FP.FTS.B, 21.49%, 7/01/26 14,689 15,158
APP-09771718.FP.FTS.B, 18.49%, 7/02/26 24,504 25,125
APP-09274045.FP.FTS.B, 22.49%, 7/02/26 17,010 17,526
APP-09717698.FP.FTS.B, 13.24%, 7/03/26 14,004 14,198
APP-09290915.FP.FTS.B, 17.49%, 7/04/26 12,946 13,295
APP-09379010.FP.FTS.B, 22.49%, 7/04/26 15,415 15,911
APP-09029840.FP.FTS.B, 13.49%, 7/05/26 17,845 18,142
APP-09490392.FP.FTS.B, 13.99%, 7/05/26 31,148 31,592
APP-09778974.FP.FTS.B, 21.49%, 7/05/26 30,664 31,550
APP-09569037.FP.FTS.B, 13.24%, 7/06/26 17,910 18,174
APP-09445164.FP.FTS.B, 13.49%, 7/06/26 21,891 22,233
APP-09441854.FP.FTS.B, 17.49%, 7/06/26 12,764 13,119
APP-09427047.FP.FTS.B, 19.99%, 7/06/26 8,023 8,316
APP-09448166.FP.FTS.B, 14.99%, 7/07/26 18,011 18,381
APP-09354737.FP.FTS.B, 15.49%, 7/07/26 4,754 4,841
APP-09207999.FP.FTS.B, 20.49%, 7/07/26 26,632 27,418
APP-08684302.FP.FTS.B, 13.74%, 7/08/26 22,992 23,337
APP-09331398.FP.FTS.B, 14.99%, 7/09/26 15,269 15,589
APP-09768010.FP.FTS.B, 17.99%, 7/09/26 22,305 22,977
APP-09336762.FP.FTS.B, 12.99%, 7/10/26 7,934 8,084
APP-08447355.FP.FTS.B, 17.49%, 7/10/26 2,310 2,324
APP-09291214.FP.FTS.B, 17.99%, 7/10/26 19,194 19,796
APP-09424879.FP.FTS.B, 17.99%, 7/10/26 5,788 5,957
APP-09351977.FP.FTS.B, 19.49%, 7/10/26 13,237 13,647
APP-09208095.FP.FTS.B, 17.49%, 7/11/26 10,802 11,115
APP-08684475.FP.FTS.B, 18.99%, 7/11/26 6,702 6,940
APP-09363228.FP.FTS.B, 21.49%, 7/11/26 25,286 2,839
APP-09328185.FP.FTS.B, 15.49%, 7/12/26 23,226 23,673
APP-09358023.FP.FTS.B, 16.99%, 7/12/26 18,052 18,439
APP-09045901.FP.FTS.B, 14.99%, 7/13/26 14,013 14,271
APP-09133899.FP.FTS.B, 22.99%, 7/16/26 27,062 27,894
APP-08914924.FP.FTS.B, 24.99%, 7/19/26 9,568 9,983
APP-09356919.FP.FTS.B, 15.49%, 7/20/26 17,794 18,168
APP-09360053.FP.FTS.B, 20.99%, 7/20/26 7,538 7,843
APP-09129616.FP.FTS.B, 20.99%, 7/28/26 14,350 14,906
APP-10156862.FP.FTS.B, 17.99%, 8/06/26 31,506 31,904
APP-09377950.FP.FTS.B, 16.49%, 8/10/26 7,126 7,247
APP-09708763.FP.FTS.B, 17.49%, 8/10/26 13,069 13,435
APP-09780659.FP.FTS.B, 17.49%, 8/10/26 20,782 21,183
APP-09780914.FP.FTS.B, 18.99%, 8/10/26 11,249 11,587
APP-09787054.FP.FTS.B, 19.99%, 8/10/26 10,008 10,336
APP-09788080.FP.FTS.B, 20.99%, 8/10/26 19,893 6,624
APP-09789653.FP.FTS.B, 23.49%, 8/10/26 13,721 14,256
APP-09759315.FP.FTS.B, 13.24%, 8/11/26 14,788 15,029
APP-09794481.FP.FTS.B, 13.24%, 8/11/26 15,245 15,491
APP-09593157.FP.FTS.B, 14.74%, 8/12/26 22,328 22,732
APP-09781342.FP.FTS.B, 17.99%, 8/12/26 19,669 20,245
APP-09717599.FP.FTS.B, 19.99%, 8/12/26 7,280 7,485
APP-09291173.FP.FTS.B, 13.24%, 8/15/26 17,764 18,060
APP-09778508.FP.FTS.B, 13.24%, 8/15/26 16,812 17,092
APP-09795345.FP.FTS.B, 13.24%, 8/15/26 17,673 17,971
APP-10045496.FP.FTS.B, 14.49%, 8/15/26 6,820 6,924
APP-09788637.FP.FTS.B, 17.99%, 8/15/26 23,093 23,739
APP-09745779.FP.FTS.B, 18.49%, 8/15/26 5,264 5,267

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-09708666.FP.FTS.B, 19.49%, 8/15/26 $ 15,234 $ 15,794
APP-09766832.FP.FTS.B, 19.99%, 8/15/26 5,371 5,532
APP-09242266.FP.FTS.B, 22.99%, 8/15/26 22,569 15,021
APP-09746385.FP.FTS.B, 24.49%, 8/15/26 5,545 5,742
APP-10272491.FP.FTS.B, 14.24%, 8/17/26 12,437 12,653
APP-09780110.FP.FTS.B, 15.99%, 8/17/26 30,953 31,541
APP-10176592.FP.FTS.B, 15.99%, 8/17/26 33,336 9,833
APP-10169709.FP.FTS.B, 16.99%, 8/17/26 17,990 18,365
APP-09794920.FP.FTS.B, 21.49%, 8/17/26 14,287 14,854
APP-10214566.FP.FTS.B, 17.99%, 8/18/26 17,547 18,050
APP-10213964.FP.FTS.B, 18.99%, 8/18/26 12,207 12,577
APP-10246936.FP.FTS.B, 9.99%, 8/20/26 . 11,500 11,696
APP-10244412.FP.FTS.B, 14.24%, 8/20/26 12,282 12,505
APP-09717880.FP.FTS.B, 15.74%, 8/20/26 17,342 17,684
APP-10163490.FP.FTS.B, 17.99%, 8/20/26 17,029 17,538
APP-09791612.FP.FTS.B, 18.99%, 8/20/26 33,477 34,500
APP-09767793.FP.FTS.B, 20.49%, 8/20/26 13,616 14,104
APP-10195666.FP.FTS.B, 20.99%, 8/20/26 21,549 22,300
APP-10244692.FP.FTS.B, 20.99%, 8/20/26 8,580 8,596
APP-09811789.FP.FTS.B, 22.49%, 8/20/26 5,173 5,380
APP-09794262.FP.FTS.B, 25.49%, 8/20/26 6,834 1,553
APP-10127112.FP.FTS.B, 16.49%, 8/21/26 9,945 10,149
APP-10233694.FP.FTS.B, 18.99%, 8/21/26 12,704 13,127
APP-10243564.FP.FTS.B, 20.49%, 8/21/26 14,328 14,781
APP-10293482.FP.FTS.B, 11.99%, 8/22/26 10,663 10,823
APP-09717638.FP.FTS.B, 13.24%, 8/22/26 13,070 13,315
APP-09766134.FP.FTS.B, 15.24%, 8/23/26 16,208 16,544
APP-09788355.FP.FTS.B, 17.99%, 8/23/26 2,506 2,505
APP-09569048.FP.FTS.B, 19.99%, 8/23/26 14,198 14,729
APP-09778481.FP.FTS.B, 19.99%, 8/23/26 8,823 9,187
APP-09726787.FP.FTS.B, 15.24%, 8/24/26 10,435 10,655
APP-09787833.FP.FTS.B, 15.74%, 8/24/26 26,085 26,638
APP-09794319.FP.FTS.B, 15.74%, 8/24/26 17,605 17,978
APP-09708684.FP.FTS.B, 21.49%, 8/24/26 34,428 35,743
APP-09759659.FP.FTS.B, 13.24%, 8/25/26 20,352 20,755
APP-09812236.FP.FTS.B, 13.24%, 8/26/26 14,359 14,647
APP-09811518.FP.FTS.B, 15.74%, 8/27/26 17,888 18,292
APP-10308476.FP.FTS.B, 20.49%, 8/28/26 16,941 17,656
APP-10352432.FP.FTS.B, 11.99%, 9/01/26 12,535 12,706
APP-09094872.FP.FTS.B, 14.99%, 9/01/26 19,327 19,634
APP-09019228.FP.FTS.B, 16.99%, 9/05/26 13,774 14,100
APP-10389562.FP.FTS.B, 17.49%, 9/05/26 13,497 13,806
APP-09433444.FP.FTS.B, 14.99%, 9/06/26 13,349 6,799
APP-08114000.FP.FTS.B, 13.24%, 9/10/26 15,287 15,525
APP-10525907.FP.FTS.B, 11.99%, 9/15/26 12,512 12,718
APP-10400798.FP.FTS.B, 14.24%, 9/15/26 15,333 15,615
APP-09778451.FP.FTS.B, 18.99%, 9/20/26 16,156 16,610
APP-10158390.FP.FTS.B, 12.49%, 9/21/26 25,620 26,056
APP-10201640.FP.FTS.B, 21.49%, 9/22/26 14,020 14,605
APP-10209954.FP.FTS.B, 16.49%, 9/23/26 8,704 8,897
APP-10203826.FP.FTS.B, 13.24%, 9/25/26 32,448 33,063
APP-10244251.FP.FTS.B, 20.49%, 9/28/26 18,477 6,138
APP-10663520.FP.FTS.B, 12.49%, 9/30/26 25,260 25,700
APP-10211394.FP.FTS.B, 14.24%, 9/30/26 13,153 13,445
APP-10156728.FP.FTS.B, 11.74%, 10/01/26 8,766 8,909
APP-10203378.FP.FTS.B, 18.99%,
10/01/26 .......................... 11,353 11,598
APP-10115186.FP.FTS.B, 23.49%, 10/01/26 15,027 15,533
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-10206598.FP.FTS.B, 23.49%,
10/01/26 .......................... $ 7,816 $ 8,048
APP-10195837.FP.FTS.B, 11.99%, 10/02/26 11,510 11,695
APP-10135726.FP.FTS.B, 16.99%,
10/02/26 .......................... 16,519 16,818
APP-10622691.FP.FTS.B, 18.99%,
10/02/26 .......................... 9,179 9,434
APP-10210290.FP.FTS.B, 19.99%,
10/02/26 .......................... 5,982 6,130
APP-10156986.FP.FTS.B, 19.99%,
10/03/26 .......................... 15,309 15,716
APP-10220069.FP.FTS.B, 11.99%, 10/04/26 19,768 20,121
APP-10156629.FP.FTS.B, 14.49%,
10/04/26 .......................... 6,634 6,746
APP-10226583.FP.FTS.B, 16.99%,
10/04/26 .......................... 19,111 2,317
APP-10005303.FP.FTS.B, 17.49%,
10/04/26 .......................... 9,163 9,419
APP-10156876.FP.FTS.B, 17.49%,
10/04/26 .......................... 28,853 29,331
APP-10229284.FP.FTS.B, 18.99%,
10/04/26 .......................... 10,306 10,536
APP-10242846.FP.FTS.B, 20.49%,
10/04/26 .......................... 12,791 13,143
APP-10374305.FP.FTS.B, 11.99%, 10/05/26 13,062 13,261
APP-10237302.FP.FTS.B, 13.24%,
10/05/26 .......................... 34,465 17,829
APP-10157026.FP.FTS.B, 14.24%,
10/05/26 .......................... 10,312 10,497
APP-10253670.FP.FTS.B, 19.99%,
10/06/26 .......................... 5,340 5,482
APP-10156578.FP.FTS.B, 17.99%,
10/07/26 .......................... 20,071 20,639
APP-10692650.FP.FTS.B, 11.99%, 10/08/26 11,890 12,072
APP-10670486.FP.FTS.B, 12.74%,
10/08/26 .......................... 12,652 12,751
APP-10091993.FP.FTS.B, 19.99%,
10/08/26 .......................... 14,202 14,610
APP-10744150.FP.FTS.B, 20.49%,
10/08/26 .......................... 18,834 11,058
APP-10776411.FP.FTS.B, 11.99%, 10/09/26 20,045 20,359
APP-10776963.FP.FTS.B, 14.24%,
10/09/26 .......................... 14,973 15,221
APP-10710819.FP.FTS.B, 16.99%,
10/09/26 .......................... 12,584 12,808
APP-10291582.FP.FTS.B, 17.49%,
10/09/26 .......................... 13,717 14,035
APP-10682190.FP.FTS.B, 19.49%,
10/09/26 .......................... 14,512 14,977
APP-10476345.FP.FTS.B, 13.24%,
10/12/26 .......................... 33,026 33,556
APP-10477663.FP.FTS.B, 20.99%,
10/12/26 .......................... 28,106 28,954
APP-10477679.FP.FTS.B, 17.49%,
10/14/26 .......................... 19,521 20,041
APP-10433068.FP.FTS.B, 15.49%,
10/15/26 .......................... 33,734 34,315

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-10508459.FP.FTS.B, 15.99%,
10/15/26 .......................... $ 30,512 $ 31,045
APP-10199991.FP.FTS.B, 16.99%,
10/15/26 .......................... 13,740 14,016
APP-10480948.FP.FTS.B, 17.49%,
10/15/26 .......................... 12,612 12,930
APP-10274873.FP.FTS.B, 20.49%,
10/15/26 .......................... 13,786 14,220
APP-10365188.FP.FTS.B, 14.24%,
10/17/26 .......................... 10,077 10,269
APP-10514404.FP.FTS.B, 18.99%,
10/17/26 .......................... 17,005 17,493
APP-10408188.FP.FTS.B, 18.99%,
10/18/26 .......................... 11,284 1,221
APP-10352466.FP.FTS.B, 19.99%,
10/18/26 .......................... 9,528 9,859
APP-10170330.FP.FTS.B, 11.99%, 10/20/26 8,644 8,788
APP-10463389.FP.FTS.B, 12.49%,
10/20/26 .......................... 26,394 26,860
APP-10091267.FP.FTS.B, 13.74%,
10/20/26 .......................... 8,529 8,689
APP-10096145.FP.FTS.B, 14.24%,
10/20/26 .......................... 16,892 17,223
APP-10519975.FP.FTS.B, 20.99%,
10/20/26 .......................... 6,315 6,312
APP-10518491.FP.FTS.B, 20.49%,
10/22/26 .......................... 16,954 17,585
APP-10520303.FP.FTS.B, 12.49%,
10/23/26 .......................... 22,553 22,985
APP-10432275.FP.FTS.B, 12.49%,
10/24/26 .......................... 16,204 16,412
APP-10463469.FP.FTS.B, 18.99%,
10/24/26 .......................... 35,971 36,995
APP-10364110.FP.FTS.B, 11.24%, 10/25/26 32,715 33,332
APP-10475943.FP.FTS.B, 14.74%,
10/25/26 .......................... 27,305 27,870
APP-10476876.FP.FTS.B, 16.99%,
10/25/26 .......................... 17,074 17,463
APP-10512737.FP.FTS.B, 17.49%,
10/25/26 .......................... 13,833 14,262
APP-10352703.FP.FTS.B, 11.99%, 10/26/26 16,780 17,103
APP-10511819.FP.FTS.B, 14.74%, 10/28/26 24,318 24,852
APP-10352498.FP.FTS.B, 18.49%,
10/28/26 .......................... 9,688 10,025
APP-10352813.FP.FTS.B, 14.24%,
10/29/26 .......................... 12,736 13,015
APP-10432641.FP.FTS.B, 15.49%,
10/29/26 .......................... 20,925 21,436
APP-10521838.FP.FTS.B, 17.99%,
10/29/26 .......................... 18,533 19,147
APP-10459435.FP.FTS.B, 19.99%,
10/29/26 .......................... 8,794 9,161
APP-10482607.FP.FTS.B, 22.49%,
10/29/26 .......................... 7,941 820
APP-10527263.FP.FTS.B, 12.24%,
10/30/26 .......................... 9,928 10,146
APP-10482600.FP.FTS.B, 16.49%,
10/30/26 .......................... 8,147 8,331
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-10481822.FP.FTS.B, 18.49%,
10/30/26 .......................... $ 18,087 $ 18,577
APP-10537549.FP.FTS.B, 11.99%, 11/02/26 18,878 19,188
APP-10583684.FP.FTS.B, 16.99%, 11/02/26 14,082 14,394
APP-10606158.FP.FTS.B, 14.74%, 11/05/26 19,289 19,585
APP-11307937.FP.FTS.B, 11.99%, 11/08/26 15,222 15,437
APP-09709453.FP.FTS.B, 14.24%, 11/09/26 13,416 13,622
APP-11099818.FP.FTS.B, 16.49%, 11/09/26 8,432 8,566
APP-11236671.FP.FTS.B, 14.49%, 11/10/26 6,589 6,682
APP-10765319.FP.FTS.B, 14.49%, 11/11/26 5,122 5,205
APP-11395641.FP.FTS.B, 11.99%, 11/14/26 19,038 19,315
APP-10679263.FP.FTS.B, 17.49%, 11/14/26 3,127 3,119
APP-10714394.FP.FTS.B, 11.99%, 11/15/26 20,127 20,461
APP-10763123.FP.FTS.B, 13.24%, 11/15/26 33,900 34,464
APP-11304024.FP.FTS.B, 17.49%, 11/15/26 9,968 10,219
APP-10672023.FP.FTS.B, 18.49%, 11/15/26 14,258 14,689
APP-11314507.FP.FTS.B, 19.99%, 11/15/26 10,947 11,294
APP-10688392.FP.FTS.B, 21.99%, 11/15/26 18,393 18,978
APP-10606168.FP.FTS.B, 11.99%, 11/16/26 16,955 17,279
APP-10624425.FP.FTS.B, 11.99%, 11/16/26 14,265 14,519
APP-10683987.FP.FTS.B, 12.49%, 11/16/26 27,116 27,602
APP-10689192.FP.FTS.B, 12.49%, 11/16/26 27,106 27,592
APP-10561131.FP.FTS.B, 17.49%, 11/16/26 24,557 25,067
APP-10769646.FP.FTS.B, 11.99%, 11/18/26 16,763 17,036
APP-10768778.FP.FTS.B, 14.74%, 11/18/26 27,518 28,031
APP-11305757.FP.FTS.B, 11.99%, 11/19/26 17,120 17,415
APP-11237613.FP.FTS.B, 14.49%, 11/19/26 7,962 8,098
APP-11296028.FP.FTS.B, 23.49%, 11/19/26 38,433 39,197
APP-10756762.FP.FTS.B, 12.49%, 11/21/26 22,361 22,771
APP-10750422.FP.FTS.B, 17.49%, 11/21/26 14,672 15,025
APP-10769483.FP.FTS.B, 17.99%, 11/22/26 20,441 21,023
APP-10764525.FP.FTS.B, 20.49%, 11/22/26 13,389 13,851
APP-10624096.FP.FTS.B, 14.24%, 11/23/26 12,920 13,182
APP-10780891.FP.FTS.B, 17.99%, 11/23/26 32,415 33,095
APP-11103030.FP.FTS.B, 20.49%, 11/23/26 17,473 18,095
APP-10692601.FP.FTS.B, 22.49%, 11/23/26 7,144 7,398
APP-10762415.FP.FTS.B, 17.99%, 11/24/26 9,966 10,316
APP-11304530.FP.FTS.B, 21.49%, 11/24/26 36,624 37,808
APP-11387591.FP.FTS.B, 14.49%, 11/25/26 6,587 6,694
APP-11333408.FP.FTS.B, 17.99%, 11/25/26 9,707 10,069
APP-11386113.FP.FTS.B, 18.99%, 11/25/26 5,407 5,562
APP-10234140.FP.FTS.B, 15.49%,
12/01/26 .......................... 33,064 17,117
APP-11741440.FP.FTS.B, 19.99%, 12/16/26 7,677 7,854
APP-11277516.FP.FTS.B, 18.49%, 12/18/26 18,272 18,683
APP-11301348.FP.FTS.B, 15.99%, 12/19/26 18,497 18,950
APP-11304077.FP.FTS.B, 18.99%, 12/20/26 15,532 15,936
APP-11312173.FP.FTS.B, 20.49%, 12/20/26 18,304 18,816
APP-11283905.FP.FTS.B, 15.99%, 12/21/26 35,825 36,470
APP-11277746.FP.FTS.B, 25.49%, 12/21/26 7,551 7,768
APP-11187285.FP.FTS.B, 12.49%, 12/22/26 27,553 28,029
APP-11320504.FP.FTS.B, 17.99%, 12/22/26 14,803 15,195
APP-11237793.FP.FTS.B, 18.99%, 12/23/26 8,704 868
APP-11798644.FP.FTS.B, 18.99%, 12/24/26 5,966 6,121
APP-11800198.FP.FTS.B, 16.99%, 12/25/26 14,286 14,565
APP-11318066.FP.FTS.B, 17.49%, 12/25/26 11,413 11,743
APP-11194578.FP.FTS.B, 18.99%, 12/25/26 13,687 14,084
APP-11283955.FP.FTS.B, 14.24%, 12/26/26 11,839 12,067

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-11399469.FP.FTS.B, 16.49%, 12/26/26 $ 5,076 $ 5,110
APP-11395038.FP.FTS.B, 16.99%, 12/26/26 10,052 10,218
APP-11361916.FP.FTS.B, 23.49%, 12/26/26 37,200 38,677
APP-11305667.FP.FTS.B, 20.49%, 12/27/26 20,446 21,162
APP-11776378.FP.FTS.B, 20.49%, 12/27/26 28,907 29,893
APP-11124061.FP.FTS.B, 11.99%, 12/28/26 18,548 18,900
APP-11306747.FP.FTS.B, 14.24%, 12/28/26 11,284 11,494
APP-11740044.FP.FTS.B, 15.24%, 12/28/26 27,965 28,765
APP-11800507.FP.FTS.B, 18.49%, 12/28/26 14,662 15,104
APP-11306703.FP.FTS.B, 18.99%, 12/28/26 16,690 17,179
APP-08869934.FP.FTS.B, 21.99%,
12/28/26 .......................... 9,588 1,198
APP-11410923.FP.FTS.B, 23.49%, 12/28/26 7,430 7,708
APP-11789125.FP.FTS.B, 11.24%, 12/29/26 20,368 20,643
APP-11798578.FP.FTS.B, 11.74%, 12/29/26 31,315 31,880
APP-09940038.FP.FTS.B, 17.49%,
12/29/26 .......................... 13,407 13,783
APP-11807330.FP.FTS.B, 17.99%, 12/29/26 7,312 7,467
APP-11789087.FP.FTS.B, 18.99%, 12/29/26 11,033 11,369
APP-11266733.FP.FTS.B, 11.99%, 12/30/26 18,233 18,567
APP-11217813.FP.FTS.B, 14.24%, 12/30/26 16,345 16,693
APP-11285613.FP.FTS.B, 16.49%, 12/31/26 9,507 9,683
APP-11138919.FP.FTS.B, 11.99%, 1/01/27 10,231 10,398
APP-11036230.FP.FTS.B, 18.99%, 1/01/27 12,578 12,799
APP-11277041.FP.FTS.B, 20.49%, 1/01/27 17,841 10,740
APP-11377526.FP.FTS.B, 20.49%, 1/01/27 17,944 18,267
APP-11271721.FP.FTS.B, 11.99%, 1/02/27 11,993 12,191
APP-11279541.FP.FTS.B, 12.49%, 1/02/27 25,284 25,708
APP-11315623.FP.FTS.B, 15.49%, 1/02/27 14,126 4,494
APP-10840208.FP.FTS.B, 18.49%, 1/02/27 12,312 12,534
APP-11319315.FP.FTS.B, 19.99%, 1/02/27 3,283 3,262
APP-11341268.FP.FTS.B, 12.49%, 1/03/27 28,284 28,727
APP-11333109.FP.FTS.B, 15.99%, 1/03/27 16,060 16,332
APP-11333811.FP.FTS.B, 16.99%, 1/03/27 10,996 11,193
APP-11265912.FP.FTS.B, 17.49%, 1/03/27 9,297 9,477
APP-11329490.FP.FTS.B, 17.99%, 1/03/27 7,568 4,322
APP-11313333.FP.FTS.B, 20.99%, 1/03/27 24,075 7,696
APP-11323384.FP.FTS.B, 12.74%, 1/04/27 21,623 21,945
APP-11332983.FP.FTS.B, 18.99%, 1/04/27 11,175 11,383
APP-11399720.FP.FTS.B, 21.49%, 1/04/27 15,813 16,143
APP-11355890.FP.FTS.B, 14.74%, 1/07/27 28,754 29,222
APP-11389311.FP.FTS.B, 17.49%, 1/07/27 29,435 29,981
APP-11333372.FP.FTS.B, 18.49%, 1/07/27 14,371 14,688
APP-11370718.FP.FTS.B, 23.49%, 1/07/27 15,374 15,730
APP-11306719.FP.FTS.B, 11.99%, 1/08/27 11,164 11,360
APP-11128695.FP.FTS.B, 14.49%, 1/08/27 5,396 5,491
APP-11385154.FP.FTS.B, 18.99%, 1/08/27 11,141 11,360
APP-11396422.FP.FTS.B, 18.99%, 1/08/27 13,781 14,077
APP-10916969.FP.FTS.B, 19.99%, 1/08/27 8,076 8,251
APP-10266247.FP.FTS.B, 21.99%, 1/08/27 7,811 7,981
APP-11393205.FP.FTS.B, 21.99%, 1/08/27 8,009 1,630
APP-11294990.FP.FTS.B, 22.49%, 1/08/27 9,255 9,437
APP-11373885.FP.FTS.B, 14.49%, 1/09/27 7,560 7,698
APP-11395025.FP.FTS.B, 15.49%, 1/09/27 12,483 12,744
APP-11394790.FP.FTS.B, 15.99%, 1/09/27 20,680 6,358
APP-11380536.FP.FTS.B, 17.49%, 1/09/27 14,746 15,059
APP-11381570.FP.FTS.B, 17.99%, 1/09/27 6,332 1,177
APP-11335531.FP.FTS.B, 16.99%, 1/10/27 13,277 13,571
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12243964.FP.FTS.B, 19.99%, 1/15/27 $ 11,183 $ 11,460
APP-12266273.FP.FTS.B, 23.74%, 1/18/27 20,265 20,809
APP-12233402.FP.FTS.B, 21.49%, 1/20/27 13,906 14,303
APP-10580822.FP.FTS.B, 18.49%, 1/22/27 15,560 15,845
APP-12250959.FP.FTS.B, 11.74%, 1/25/27 35,650 36,261
APP-09818529.FP.FTS.B, 17.49%, 1/25/27 14,640 14,995
APP-12185049.FP.FTS.B, 19.99%, 1/25/27 9,204 9,459
APP-12245776.FP.FTS.B, 22.49%, 1/25/27 10,685 1,260
APP-12231521.FP.FTS.B, 17.24%, 1/26/27 27,066 27,766
APP-12146298.FP.FTS.B, 8.99%, 1/27/27 . 26,472 26,907
APP-12251026.FP.FTS.B, 11.24%, 1/27/27 11,228 11,427
APP-12244510.FP.FTS.B, 17.49%, 1/27/27 11,140 11,433
APP-12151284.FP.FTS.B, 17.99%, 1/27/27 14,902 15,388
APP-12241564.FP.FTS.B, 19.99%, 1/27/27 18,159 18,671
APP-12247637.FP.FTS.B, 19.99%, 1/27/27 23,847 24,648
APP-12243989.FP.FTS.B, 21.99%, 1/27/27 7,487 7,707
APP-10606291.FP.FTS.B, 18.49%, 1/28/27 16,825 17,140
APP-09045963.FP.FTS.B, 15.49%, 1/31/27 27,287 14,179
APP-11391376.FP.FTS.B, 19.99%, 1/31/27 17,100 17,252
APP-11237906.FP.FTS.B, 14.99%, 2/02/27 16,216 9,291
APP-11693698.FP.FTS.B, 16.74%, 2/02/27 37,070 37,632
APP-11194668.FP.FTS.B, 14.24%, 2/03/27 14,562 14,778
APP-11317083.FP.FTS.B, 20.49%, 2/03/27 8,209 8,312
APP-11795116.FP.FTS.B, 11.74%, 2/04/27 18,621 18,906
APP-11791702.FP.FTS.B, 13.24%, 2/05/27 21,980 22,406
APP-11785699.FP.FTS.B, 18.99%, 2/05/27 12,374 12,595
APP-11393178.FP.FTS.B, 18.99%, 2/07/27 11,585 11,778
APP-11753813.FP.FTS.B, 9.24%, 2/09/27 . 10,597 10,781
APP-11798862.FP.FTS.B, 16.49%, 2/09/27 9,667 9,839
APP-11810406.FP.FTS.B, 11.74%, 2/10/27 35,983 36,611
APP-11810344.FP.FTS.B, 17.49%, 2/10/27 19,667 20,001
APP-11787878.FP.FTS.B, 19.99%, 2/10/27 5,726 5,841
APP-11805029.FP.FTS.B, 25.49%, 2/10/27 7,925 8,098
APP-11740981.FP.FTS.B, 9.24%, 2/11/27 . 11,210 11,402
APP-11779303.FP.FTS.B, 10.99%, 2/11/27 14,292 14,534
APP-11496336.FP.FTS.B, 11.24%, 2/11/27 12,195 12,401
APP-11791248.FP.FTS.B, 11.24%, 2/11/27 28,641 29,134
APP-11799511.FP.FTS.B, 13.49%, 2/11/27 10,840 11,032
APP-11496149.FP.FTS.B, 13.74%, 2/11/27 4,213 2,361
APP-11823747.FP.FTS.B, 13.74%, 2/11/27 8,361 8,506
APP-11788952.FP.FTS.B, 16.49%, 2/11/27 11,182 11,392
APP-11795686.FP.FTS.B, 16.49%, 2/11/27 11,472 11,688
APP-11779953.FP.FTS.B, 16.74%, 2/11/27 37,343 38,047
APP-11238359.FP.FTS.B, 18.99%, 2/11/27 20,497 20,919
APP-11789582.FP.FTS.B, 19.49%, 2/11/27 10,040 10,250
APP-11805082.FP.FTS.B, 19.49%, 2/11/27 16,200 16,555
APP-11804667.FP.FTS.B, 19.99%, 2/11/27 16,543 16,936
APP-09354449.FP.FTS.B, 23.49%, 2/11/27 12,385 1,189
APP-11807542.FP.FTS.B, 10.99%, 2/12/27 28,598 29,090
APP-11793986.FP.FTS.B, 11.24%, 2/12/27 10,388 10,567
APP-11794207.FP.FTS.B, 11.49%, 2/12/27 10,767 10,956
APP-11694425.FP.FTS.B, 11.74%, 2/12/27 30,500 31,026
APP-11798052.FP.FTS.B, 18.49%, 2/12/27 22,266 22,757
APP-11753796.FP.FTS.B, 19.99%, 2/12/27 11,461 11,712
APP-11805436.FP.FTS.B, 22.49%, 2/12/27 7,788 7,963
APP-10315402.FP.FTS.B, 22.99%, 2/15/27 12,490 12,834
APP-10688549.FP.FTS.B, 18.99%, 2/16/27 24,297 24,759
APP-11339522.FP.FTS.B, 23.49%, 2/21/27 15,577 15,955

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-10459721.FP.FTS.B, 20.99%, 2/23/27 $ 31,174 $ 31,666
APP-11307115.FP.FTS.B, 21.99%, 2/28/27 22,355 5,087
APP-12237250.FP.FTS.B, 10.99%, 3/01/27 29,228 29,696
APP-12280379.FP.FTS.B, 16.49%, 3/01/27 15,061 15,237
APP-12236364.FP.FTS.B, 17.24%, 3/01/27 30,540 6,084
APP-12228409.FP.FTS.B, 19.99%, 3/01/27 10,253 10,378
APP-12245849.FP.FTS.B, 19.99%, 3/01/27 13,219 13,472
APP-12263763.FP.FTS.B, 22.49%, 3/01/27 27,398 27,830
APP-12106034.FP.FTS.B, 11.24%, 3/04/27 17,083 17,341
APP-12189756.FP.FTS.B, 18.24%, 3/04/27 24,167 24,525
APP-12180444.FP.FTS.B, 25.49%, 3/04/27 8,274 2,823
APP-12262293.FP.FTS.B, 10.99%, 3/05/27 24,575 24,949
APP-11375423.FP.FTS.B, 18.49%, 3/07/27 16,915 5,562
APP-12172287.FP.FTS.B, 19.99%, 3/07/27 12,466 12,727
APP-11396135.FP.FTS.B, 18.99%, 3/08/27 19,467 19,684
APP-12017319.FP.FTS.B, 10.99%, 3/09/27 23,372 23,756
APP-12130498.FP.FTS.B, 13.24%, 3/10/27 15,780 16,053
APP-12212103.FP.FTS.B, 16.49%, 3/10/27 17,353 3,228
APP-12213871.FP.FTS.B, 19.99%, 3/11/27 15,789 16,160
APP-11800362.FP.FTS.B, 25.49%, 3/11/27 8,729 8,882
APP-11799128.FP.FTS.B, 10.99%, 3/12/27 16,298 16,585
APP-12244387.FP.FTS.B, 11.24%, 3/12/27 23,110 23,510
APP-12250156.FP.FTS.B, 11.74%, 3/12/27 36,736 37,378
APP-12245031.FP.FTS.B, 19.99%, 3/12/27 19,497 19,870
APP-11821897.FP.FTS.B, 25.49%, 3/12/27 7,010 1,493
APP-12246518.FP.FTS.B, 13.24%, 3/13/27 16,656 16,960
APP-12236483.FP.FTS.B, 15.24%, 3/13/27 29,922 30,465
APP-11238158.FP.FTS.B, 16.49%, 3/13/27 8,769 8,763
APP-12050299.FP.FTS.B, 17.99%, 3/13/27 8,276 8,422
APP-10550902.FP.FTS.B, 9.99%, 3/24/27 . 21,858 22,256
APP-10156518.FP.FTS.B, 19.99%, 3/31/27 10,392 10,593
APP-10221821.FP.FTS.B, 15.49%, 4/02/27 23,035 23,467
APP-11304753.FP.FTS.B, 16.99%, 4/08/27 11,262 11,545
APP-11794186.FP.FTS.B, 14.74%, 4/12/27 36,938 37,680
APP-12241288.FP.FTS.B, 22.99%, 4/13/27 38,854 39,755
APP-12260011.FP.FTS.B, 18.24%, 4/14/27 27,865 16,001
APP-11376149.FP.FTS.B, 20.99%, 4/25/27 15,209 3,375
APP-12269168.FP.FTS.B, 22.49%, 4/28/27 9,082 954
APP-12247272.FP.FTS.B, 22.24%, 5/06/27 23,960 24,032
APP-09447903.FP.FTS.B, 23.49%, 5/06/27 16,731 5,780
APP-11579250.FP.FTS.B, 11.24%, 5/15/27 25,463 25,852
APP-11689215.FP.FTS.B, 14.74%, 5/18/27 24,659 2,202
APP-10479319.FP.FTS.B, 19.49%, 5/28/27 24,645 8,001
APP-11301237.FP.FTS.B, 18.49%, 6/02/27 14,736 14,900
APP-12077324.FP.FTS.B, 17.99%, 6/10/27 21,299 21,404
APP-10608955.FP.FTS.B, 19.49%, 6/23/27 40,586 41,169
APP-11798675.FP.FTS.B, 15.49%, 7/10/27 11,992 1,324
APP-12222310.FP.FTS.B, 18.24%, 9/21/27 34,961 35,293
APP-11800371.FP.FTS.B, 19.74%, 10/10/27 35,390 35,319
APP-11254936.FP.FTS.B, 20.99%, 3/17/28 14,407 14,425
APP-11197492.FP.FTS.B, 18.99%, 11/12/33 444 445
APP-11139483.FP.FTS.B, 5.99%, 11/14/33 324 324
APP-11265301.FP.FTS.B, 14.99%, 11/17/33 983 984
APP-11139070.FP.FTS.B, 5.99%, 11/18/33 360 361
9,429,318
LendingClub Corp. - LCX
157826557.LC.FTS.B, 12.4%, 11/03/24 ... 7,195 6,832
Description
Principal
Amount Value
LendingClub Corp. - LCX (continued)
160977025.LC.FTS.B, 12.4%, 11/12/24 ... $ 10,000 $ 9,819
162072108.LC.FTS.B, 17.74%, 11/19/24 .. 28,282 –
161569311.LC.FTS.B, 8.19%, 11/20/24 ... 10,201 10,062
162876938.LC.FTS.B, 8.81%, 12/06/24 ... 6,302 6,213
161914714.LC.FTS.B, 18.62%, 12/06/24 .. 9,647 9,618
163477091.LC.FTS.B, 11.02%, 12/20/24 .. 8,565 8,380
164033983.LC.FTS.B, 8.19%, 12/30/24 ... 8,308 2,937
163849354.LC.FTS.B, 11.71%, 12/30/24 .. 2,636 980
163859690.LC.FTS.B, 16.95%, 1/03/25 ... 6,669 6,361
164222970.LC.FTS.B, 8.19%, 1/07/25 ... 11,578 11,398
163973756.LC.FTS.B, 12.4%, 1/12/25 ... 12,698 12,371
164807302.LC.FTS.B, 8.81%, 1/15/25 ... 11,714 11,527
165157005.LC.FTS.B, 14.3%, 1/21/25 ... 8,273 8,101
165333612.LC.FTS.B, 11.71%, 1/23/25 ... 3,683 3,507
165427525.LC.FTS.B, 14.3%, 1/23/25 ... 4,467 4,385
165461334.LC.FTS.B, 14.3%, 1/24/25 ... 1,920 1,884
164424854.LC.FTS.B, 16.12%, 1/24/25 ... 5,926 5,816
165508383.LC.FTS.B, 15.24%, 1/27/25 ... 11,367 11,161
165618377.LC.FTS.B, 8.81%, 1/28/25 ... 3,802 3,588
165490643.LC.FTS.B, 18.62%, 2/08/25 ... 11,715 11,562
166868646.LC.FTS.B, 16.12%, 2/18/25 ... 1,745 1,664
166982249.LC.FTS.B, 20.55%, 2/21/25 ... 4,467 4,456
166977058.LC.FTS.B, 23.05%, 2/22/25 ... 6,364 5,066
167008405.LC.FTS.B, 16.95%, 2/24/25 ... 11,664 11,411
168170703.LC.FTS.B, 8.19%, 3/13/25 ... 4,949 4,676
163371603.LC.FTS.B, 10.33%, 3/13/25 ... 3,603 3,369
168563219.LC.FTS.B, 8.81%, 3/19/25 ... 6,138 5,872
165509821.LC.FTS.B, 11.71%, 3/31/25 ... 4,955 4,571
165799463.LC.FTS.B, 12.4%, 3/31/25 ... 4,766 4,450
165450743.LC.FTS.B, 16.95%, 3/31/25 ... 12,193 1,152
168657342.LC.FTS.B, Zero Cpn, 4/14/25 . 14,099 –
163257946.LC.FTS.B, 13.08%, 10/24/25 .. 14,029 13,479
206,668
LendingClub Corp. - LCX PM
172292139.LC.FTS.B, 10.19%, 12/02/23 .. 1,597 1,595
172486420.LC.FTS.B, 19.95%, 12/02/23 .. 189 189
172591096.LC.FTS.B, 10.81%, 12/15/23 .. 485 482
173021253.LC.FTS.B, 10.19%, 12/18/23 .. 833 830
173107270.LC.FTS.B, 17.3%, 12/18/23 ... 140 141
173000593.LC.FTS.B, 14.71%, 12/21/23 .. 1,830 1,832
173100997.LC.FTS.B, 14.02%, 12/27/23 .. 5,857 732
173365718.LC.FTS.B, 17.3%, 12/30/23 ... 699 706
172326263.LC.FTS.B, 14.02%, 12/31/23 .. 1,013 1,009
173378319.LC.FTS.B, 14.71%, 12/31/23 .. 604 604
173431392.LC.FTS.B, 19.12%, 12/31/23 .. 531 538
172830533.LC.FTS.B, Zero Cpn, 1/04/24 . 2,362 –
172968764.LC.FTS.B, 16.08%, 1/04/24 ... 617 616
174028958.LC.FTS.B, 14.99%, 1/26/24 ... 3,495 3,457
174181203.LC.FTS.B, 16.99%, 1/26/24 ... 187 187
173990194.LC.FTS.B, 13.99%, 1/28/24 ... 801 796
173995037.LC.FTS.B, 16.19%, 1/28/24 ... 123 123
173720769.LC.FTS.B, 16.99%, 1/28/24 ... 2,495 2,492
173993696.LC.FTS.B, 19.49%, 1/28/24 ... 3,758 3,783
173506829.LC.FTS.B, 20.74%, 1/28/24 ... 903 67
174090524.LC.FTS.B, 12.74%, 1/29/24 ... 2,943 2,916
174235765.LC.FTS.B, 12.74%, 1/29/24 ... 686 685
174224849.LC.FTS.B, 13.99%, 1/29/24 ... 398 396

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
174239520.LC.FTS.B, 16.99%, 1/29/24 ... $ 619 $ 618
174240247.LC.FTS.B, 18.49%, 1/29/24 ... 1,261 1,258
174169568.LC.FTS.B, 7.74%, 2/04/24 ... 4,314 4,258
174146725.LC.FTS.B, Zero Cpn, 2/05/24 . 25,479 –
174293219.LC.FTS.B, 19.44%, 2/05/24 ... 638 640
174343617.LC.FTS.B, 11.29%, 2/15/24 ... 2,083 2,068
173725842.LC.FTS.B, 16.08%, 2/22/24 ... 5,739 4,711
174347591.LC.FTS.B, 13.99%, 2/23/24 ... 422 420
174279916.LC.FTS.B, 13.04%, 6/08/24 ... 10,366 –
182191083.LC.FTS.B, 18.99%, 10/13/24 .. 1,987 1,971
182251543.LC.FTS.B, 15.99%, 10/14/24 .. 3,682 3,652
182168238.LC.FTS.B, 18.99%, 10/14/24 .. 7,161 7,035
182333831.LC.FTS.B, 19.44%, 10/15/24 .. 1,996 2,004
182308670.LC.FTS.B, 19.49%, 10/15/24 .. 3,595 3,616
182183875.LC.FTS.B, 20.99%, 10/15/24 .. 4,046 4,069
182215764.LC.FTS.B, 20.99%, 10/15/24 .. 8,092 8,138
182310621.LC.FTS.B, 21.49%, 10/15/24 .. 8,451 8,499
182294171.LC.FTS.B, 22.99%, 10/15/24 .. 3,996 4,048
182334375.LC.FTS.B, 23.99%, 10/15/24 .. 6,227 6,306
181823934.LC.FTS.B, 18.99%, 10/16/24 .. 5,983 5,935
182309932.LC.FTS.B, 19.49%, 10/17/24 .. 5,902 555
182322335.LC.FTS.B, 5%, 10/18/24 ..... 13,807 11,357
182332114.LC.FTS.B, 22.99%, 10/18/24 .. 823 838
182334791.LC.FTS.B, 22.99%, 10/18/24 .. 1,251 151
182127030.LC.FTS.B, 23.99%, 10/18/24 .. 4,544 3,688
182386230.LC.FTS.B, 15.99%, 10/19/24 .. 4,284 3,416
182352192.LC.FTS.B, 17.44%, 10/19/24 .. 3,922 3,908
182455989.LC.FTS.B, 17.44%, 10/19/24 .. 3,924 3,918
182112904.LC.FTS.B, 19.49%, 10/19/24 .. 7,789 7,721
181717704.LC.FTS.B, 22.49%, 10/19/24 .. 10,255 10,413
182410510.LC.FTS.B, 5%, 10/21/24 ..... 9,034 7,605
182327350.LC.FTS.B, 18.99%, 10/23/24 .. 3,369 3,365
182222867.LC.FTS.B, 18.49%, 10/25/24 .. 4,677 4,667
182348144.LC.FTS.B, 18.99%, 10/25/24 .. 4,030 4,026
182434150.LC.FTS.B, 20.44%, 10/25/24 .. 2,854 2,870
182411428.LC.FTS.B, 18.44%, 10/26/24 .. 7,230 7,195
182545979.LC.FTS.B, 11.99%, 11/01/24 .. 7,253 7,223
182385569.LC.FTS.B, 21.49%, 11/01/24 .. 10,910 10,932
182713608.LC.FTS.B, 22.99%, 11/01/24 .. 2,651 2,678
182830334.LC.FTS.B, 12.99%, 11/02/24 .. 4,065 4,032
182852118.LC.FTS.B, 16.49%, 11/02/24 .. 4,607 4,586
182842810.LC.FTS.B, 17.49%, 11/02/24 .. 3,801 3,784
182863345.LC.FTS.B, 18.99%, 11/02/24 .. 2,138 2,128
182863664.LC.FTS.B, 19.99%, 11/02/24 .. 1,742 1,741
182884975.LC.FTS.B, 15.99%, 11/03/24 .. 14,178 5,216
182914089.LC.FTS.B, 17.19%, 11/03/24 .. 1,897 1,887
182877276.LC.FTS.B, 17.49%, 11/03/24 .. 2,753 2,740
182882751.LC.FTS.B, 18.99%, 11/03/24 .. 1,496 1,490
182406475.LC.FTS.B, 19.99%, 11/03/24 .. 5,058 5,056
182901080.LC.FTS.B, 22.49%, 11/03/24 .. 1,760 1,783
182343246.LC.FTS.B, 22.99%, 11/03/24 .. 2,650 2,685
182919920.LC.FTS.B, 10.34%, 11/04/24 .. 5,958 5,935
182907566.LC.FTS.B, 15.99%, 11/04/24 .. 1,168 1,166
182914824.LC.FTS.B, 16.49%, 11/04/24 .. 4,191 4,172
182927640.LC.FTS.B, 16.49%, 11/04/24 .. 1,316 1,308
182953244.LC.FTS.B, 17.49%, 11/04/24 .. 4,223 4,206
182281352.LC.FTS.B, 18.99%, 11/04/24 .. 5,832 1,009
182726206.LC.FTS.B, 19.99%, 11/04/24 .. 1,940 1,945
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
182766834.LC.FTS.B, Zero Cpn, 11/05/24 $ 15,194 $ –
183008113.LC.FTS.B, 11.99%, 11/05/24 .. 2,418 2,400
182864591.LC.FTS.B, 18.44%, 11/05/24 .. 15,026 14,968
182892987.LC.FTS.B, 18.99%, 11/05/24 .. 5,131 5,111
182923000.LC.FTS.B, 18.99%, 11/05/24 .. 10,690 10,649
182929096.LC.FTS.B, 18.99%, 11/05/24 .. 2,742 551
182854752.LC.FTS.B, 18.99%, 11/07/24 .. 8,611 8,575
182428388.LC.FTS.B, Zero Cpn, 11/08/24 7,690 –
183012848.LC.FTS.B, 6%, 11/08/24 ..... 4,508 4,477
182935882.LC.FTS.B, 14.49%, 11/08/24 .. 4,980 –
183005145.LC.FTS.B, 14.49%, 11/08/24 .. 9,469 396
182874683.LC.FTS.B, 16.19%, 11/08/24 .. 7,497 7,459
182990403.LC.FTS.B, 16.49%, 11/08/24 .. 3,830 3,816
182991246.LC.FTS.B, 16.49%, 11/08/24 .. 3,350 3,339
182769411.LC.FTS.B, 18.44%, 11/08/24 .. 2,056 2,053
182999357.LC.FTS.B, 18.44%, 11/08/24 .. 4,669 1,804
182908610.LC.FTS.B, 18.49%, 11/08/24 .. 12,667 12,612
182946096.LC.FTS.B, 22.99%, 11/08/24 .. 2,208 2,241
182967907.LC.FTS.B, Zero Cpn, 11/09/24 21,964 –
182737632.LC.FTS.B, 20.99%, 11/10/24 .. 4,398 4,395
182923608.LC.FTS.B, Zero Cpn, 11/12/24 4,522 –
183149370.LC.FTS.B, 15.19%, 11/12/24 .. 2,071 2,066
183022196.LC.FTS.B, 15.99%, 11/12/24 .. 4,003 3,993
183108244.LC.FTS.B, 15.99%, 11/12/24 .. 834 832
183143740.LC.FTS.B, 16.49%, 11/12/24 .. 3,560 3,544
182977352.LC.FTS.B, 17.44%, 11/12/24 .. 4,221 4,210
182716700.LC.FTS.B, 14.99%, 11/14/24 .. 4,184 4,173
182341717.LC.FTS.B, 18.99%, 11/14/24 .. 4,365 4,350
182861781.LC.FTS.B, Zero Cpn, 11/15/24 13,053 –
182828421.LC.FTS.B, 11.49%, 11/15/24 .. 12,109 12,076
182991991.LC.FTS.B, 11.49%, 11/15/24 .. 3,384 3,363
183154424.LC.FTS.B, 15.99%, 11/15/24 .. 5,839 5,826
183171929.LC.FTS.B, 16.49%, 11/15/24 .. 2,887 512
182850075.LC.FTS.B, 17.99%, 11/15/24 .. 9,863 9,840
182547090.LC.FTS.B, 18.99%, 11/15/24 .. 6,570 6,539
183150801.LC.FTS.B, 18.99%, 11/15/24 .. 4,276 4,266
183164730.LC.FTS.B, 18.99%, 11/15/24 .. 513 512
182903788.LC.FTS.B, 19.49%, 11/15/24 .. 9,197 9,224
183127694.LC.FTS.B, 19.49%, 11/15/24 .. 9,496 –
182850730.LC.FTS.B, 22.99%, 11/15/24 .. 8,281 8,390
183261327.LC.FTS.B, 11.04%, 11/16/24 .. 7,791 1,347
183334882.LC.FTS.B, 11.99%, 11/16/24 .. 2,418 2,404
182487044.LC.FTS.B, 14.99%, 11/16/24 .. 6,328 6,211
182762119.LC.FTS.B, 15.49%, 11/16/24 .. 3,391 3,382
183199016.LC.FTS.B, 18.99%, 11/16/24 .. 2,139 2,121
183248270.LC.FTS.B, 18.99%, 11/16/24 .. 5,602 259
183249845.LC.FTS.B, 18.99%, 11/16/24 .. 4,612 123
183204737.LC.FTS.B, 19.49%, 11/16/24 .. 2,740 2,745
183265092.LC.FTS.B, 20.44%, 11/16/24 .. 3,277 3,297
182940512.LC.FTS.B, 9.34%, 11/17/24 ... 810 799
183199235.LC.FTS.B, 10.99%, 11/17/24 .. 5,992 5,958
183036723.LC.FTS.B, 16.49%, 11/17/24 .. 6,031 6,019
183258872.LC.FTS.B, 17.99%, 11/17/24 .. 4,580 4,571
183131010.LC.FTS.B, 18.99%, 11/17/24 .. 1,539 1,536
183281498.LC.FTS.B, 18.99%, 11/17/24 .. 4,276 4,268
182874149.LC.FTS.B, 22.99%, 11/17/24 .. 9,073 9,211
183376238.LC.FTS.B, 15.19%, 11/18/24 .. 5,776 5,767
183297337.LC.FTS.B, 15.49%, 11/18/24 .. 4,568 4,561

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
183031081.LC.FTS.B, 15.99%, 11/18/24 .. $ 8,011 $ 6,315
183301563.LC.FTS.B, 15.99%, 11/18/24 .. 225 224
183195827.LC.FTS.B, 16.49%, 11/18/24 .. 14,658 14,510
183237884.LC.FTS.B, 18.19%, 11/18/24 .. 10,195 10,179
182840575.LC.FTS.B, 18.99%, 11/18/24 .. 2,138 2,134
182861390.LC.FTS.B, 18.99%, 11/18/24 .. 10,987 467
183290549.LC.FTS.B, 18.99%, 11/18/24 .. 7,983 7,956
183307678.LC.FTS.B, 18.99%, 11/18/24 .. 3,207 3,202
183319106.LC.FTS.B, 18.99%, 11/18/24 .. 4,604 4,592
183239686.LC.FTS.B, 20.44%, 11/18/24 .. 10,416 10,448
183308830.LC.FTS.B, 22.99%, 11/18/24 .. 1,590 1,619
183351808.LC.FTS.B, 11.49%, 11/19/24 .. 6,018 5,987
183388949.LC.FTS.B, 14.19%, 11/19/24 .. 13,233 13,234
183325965.LC.FTS.B, 15.99%, 11/19/24 .. 7,888 7,877
183273399.LC.FTS.B, 18.99%, 11/19/24 .. 3,079 3,074
183355970.LC.FTS.B, 22.99%, 11/19/24 .. 4,449 4,517
183366235.LC.FTS.B, 22.99%, 11/19/24 .. 2,208 2,248
182746441.LC.FTS.B, Zero Cpn, 11/20/24 9,569 –
182390204.LC.FTS.B, 18.99%, 11/20/24 .. 8,351 779
182810364.LC.FTS.B, 19.49%, 11/20/24 .. 8,378 8,414
183009664.LC.FTS.B, 14.19%, 11/21/24 .. 6,199 6,189
182983769.LC.FTS.B, 12.99%, 11/22/24 .. 1,951 1,945
183270133.LC.FTS.B, 14.44%, 11/22/24 .. 4,452 422
183422493.LC.FTS.B, 14.99%, 11/22/24 .. 992 991
183428100.LC.FTS.B, 16.99%, 11/22/24 .. 8,454 8,453
183268922.LC.FTS.B, 17.99%, 11/22/24 .. 11,049 8,806
183326198.LC.FTS.B, 18.99%, 11/22/24 .. 4,116 499
183394488.LC.FTS.B, 18.99%, 11/22/24 .. 2,138 2,136
183369334.LC.FTS.B, 22.99%, 11/22/24 .. 7,061 7,150
183400615.LC.FTS.B, 12.49%, 11/23/24 .. 10,128 10,116
183464008.LC.FTS.B, 15.24%, 11/23/24 .. 11,258 11,175
182618845.LC.FTS.B, 18.99%, 11/23/24 .. 4,276 4,264
183430526.LC.FTS.B, 18.99%, 11/23/24 .. 4,276 4,273
183431297.LC.FTS.B, 18.99%, 11/23/24 .. 2,281 212
183464408.LC.FTS.B, Zero Cpn, 11/24/24 3,335 –
183532866.LC.FTS.B, 15.99%, 11/24/24 .. 2,662 2,120
183565213.LC.FTS.B, 16.19%, 11/24/24 .. 925 921
183476973.LC.FTS.B, 16.49%, 11/24/24 .. 6,251 6,197
183540917.LC.FTS.B, 16.49%, 11/24/24 .. 1,047 1,047
183540900.LC.FTS.B, 18.44%, 11/24/24 .. 1,064 1,064
183371602.LC.FTS.B, 18.99%, 11/24/24 .. 9,163 7,302
183407963.LC.FTS.B, 18.99%, 11/24/24 .. 3,921 3,127
182884112.LC.FTS.B, 15.74%, 11/25/24 .. 15,756 12,456
183343101.LC.FTS.B, Zero Cpn, 11/26/24 5,416 –
183524052.LC.FTS.B, 16.49%, 11/26/24 .. 14,886 1,399
183520286.LC.FTS.B, 16.99%, 11/26/24 .. 3,785 3,785
183504509.LC.FTS.B, 18.49%, 11/26/24 .. 8,133 8,097
183342456.LC.FTS.B, 22.49%, 11/26/24 .. 10,998 11,221
183441212.LC.FTS.B, 22.99%, 11/26/24 .. 949 969
183494147.LC.FTS.B, Zero Cpn, 11/28/24 2,526 –
183259213.LC.FTS.B, 18.99%, 11/28/24 .. 2,313 2,312
183402694.LC.FTS.B, 11.99%, 11/29/24 .. 4,885 4,864
183250462.LC.FTS.B, 14.99%, 11/29/24 .. 3,746 3,746
183425417.LC.FTS.B, 16.49%, 11/29/24 .. 6,244 6,219
183522405.LC.FTS.B, 17.99%, 11/29/24 .. 14,841 14,844
183102073.LC.FTS.B, 18.99%, 11/29/24 .. 1,958 1,954
183619170.LC.FTS.B, 14.19%, 11/30/24 .. 4,106 4,108
183500540.LC.FTS.B, 15.99%, 11/30/24 .. 3,336 3,337
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
183356155.LC.FTS.B, 16.99%, 11/30/24 .. $ 11,391 $ 11,366
183602959.LC.FTS.B, 18.49%, 11/30/24 .. 2,909 2,896
183339461.LC.FTS.B, 18.99%, 11/30/24 .. 8,337 8,321
183616976.LC.FTS.B, 18.99%, 11/30/24 .. 4,446 4,448
183291733.LC.FTS.B, 19.99%, 11/30/24 .. 4,370 408
183362712.LC.FTS.B, 15.99%, 12/01/24 .. 7,232 7,195
183663596.LC.FTS.B, 16.19%, 12/01/24 .. 7,151 7,120
183359486.LC.FTS.B, 16.99%, 12/01/24 .. 4,352 4,330
183645675.LC.FTS.B, 19.99%, 12/01/24 .. 1,843 1,844
183673337.LC.FTS.B, 23.99%, 12/01/24 .. 11,873 12,021
183762903.LC.FTS.B, 15.44%, 12/02/24 .. 3,398 3,370
183705826.LC.FTS.B, 15.99%, 12/02/24 .. 9,594 9,550
183434525.LC.FTS.B, 19.99%, 12/02/24 .. 11,538 1,088
183697716.LC.FTS.B, 22.99%, 12/02/24 .. 471 477
183354385.LC.FTS.B, 12.49%, 12/03/24 .. 2,702 2,222
183695987.LC.FTS.B, 15.99%, 12/03/24 .. 9,157 9,020
183777683.LC.FTS.B, 18.99%, 12/03/24 .. 3,839 3,822
183609082.LC.FTS.B, 19.49%, 12/03/24 .. 1,835 1,837
183773059.LC.FTS.B, 21.99%, 12/03/24 .. 7,017 7,106
183788267.LC.FTS.B, 22.99%, 12/03/24 .. 1,697 1,718
183519416.LC.FTS.B, 15%, 12/04/24 .... 669 615
183502968.LC.FTS.B, Zero Cpn, 12/05/24 4,426 –
183693231.LC.FTS.B, 12.49%, 12/05/24 .. 290 288
183535525.LC.FTS.B, 17.99%, 12/05/24 .. 3,993 –
183189944.LC.FTS.B, 13.04%, 12/06/24 .. 6,530 6,492
183827173.LC.FTS.B, 14.99%, 12/06/24 .. 126 126
183203390.LC.FTS.B, 15.49%, 12/06/24 .. 11,170 11,119
183769602.LC.FTS.B, 16.19%, 12/06/24 .. 4,039 4,020
183766217.LC.FTS.B, 16.49%, 12/06/24 .. 5,081 –
183802837.LC.FTS.B, 17.99%, 12/06/24 .. 12,843 12,791
183558965.LC.FTS.B, 18.99%, 12/06/24 .. 3,499 1,316
183799482.LC.FTS.B, 18.99%, 12/06/24 .. 4,627 4,617
183818205.LC.FTS.B, 18.99%, 12/06/24 .. 10,968 10,923
183541347.LC.FTS.B, 22.99%, 12/06/24 .. 4,713 4,776
183853227.LC.FTS.B, Zero Cpn, 12/07/24 5,370 –
183169104.LC.FTS.B, 12.34%, 12/07/24 .. 11,261 11,175
183193558.LC.FTS.B, 12.49%, 12/07/24 .. 10,833 10,664
183568984.LC.FTS.B, 15.99%, 12/07/24 .. 13,511 13,394
183882045.LC.FTS.B, 15.99%, 12/07/24 .. 6,694 6,628
183901831.LC.FTS.B, 16.49%, 12/07/24 .. 13,441 13,389
183585296.LC.FTS.B, 17.49%, 12/07/24 .. 4,516 4,481
183893289.LC.FTS.B, 18.44%, 12/07/24 .. 1,137 1,131
183739101.LC.FTS.B, 18.99%, 12/07/24 .. 3,672 3,636
183882847.LC.FTS.B, 21.99%, 12/07/24 .. 5,476 642
183710611.LC.FTS.B, 22.49%, 12/07/24 .. 1,893 1,914
183872755.LC.FTS.B, 22.99%, 12/07/24 .. 5,769 1,042
183842381.LC.FTS.B, 24.99%, 12/07/24 .. 5,742 5,863
183294973.LC.FTS.B, 27.99%, 12/07/24 .. 8,805 9,024
183947592.LC.FTS.B, Zero Cpn, 12/08/24 5,079 –
183582634.LC.FTS.B, 11.04%, 12/08/24 .. 2,121 2,075
184003016.LC.FTS.B, 13.19%, 12/08/24 .. 654 649
183915427.LC.FTS.B, 13.24%, 12/08/24 .. 10,717 4,237
183732977.LC.FTS.B, 14.49%, 12/08/24 .. 6,613 6,589
183913486.LC.FTS.B, 14.49%, 12/08/24 .. 2,204 2,196
183954033.LC.FTS.B, 14.49%, 12/08/24 .. 6,178 6,162
183955270.LC.FTS.B, 16.49%, 12/08/24 .. 1,120 1,116
183942448.LC.FTS.B, 17.99%, 12/08/24 .. 2,048 61
183551116.LC.FTS.B, 18.99%, 12/08/24 .. 3,199 3,187

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
183942961.LC.FTS.B, 18.99%, 12/08/24 .. $ 2,572 $ 449
183801794.LC.FTS.B, 19.44%, 12/08/24 .. 4,526 4,534
183961259.LC.FTS.B, 12.74%, 12/09/24 .. 4,346 4,331
184035228.LC.FTS.B, 13.04%, 12/09/24 .. 6,535 6,487
184037141.LC.FTS.B, 13.19%, 12/09/24 .. 3,182 3,159
183835923.LC.FTS.B, 15.19%, 12/09/24 .. 5,077 5,057
183294173.LC.FTS.B, 15.99%, 12/09/24 .. 2,695 2,688
183610510.LC.FTS.B, 15.99%, 12/09/24 .. 9,817 9,765
183951356.LC.FTS.B, 17.49%, 12/09/24 .. 7,904 7,877
183972047.LC.FTS.B, 17.49%, 12/09/24 .. 452 450
183968599.LC.FTS.B, 18.99%, 12/09/24 .. 2,058 361
183576580.LC.FTS.B, 20.44%, 12/09/24 .. 14,964 708
183880382.LC.FTS.B, 22.99%, 12/09/24 .. 2,362 2,383
183967026.LC.FTS.B, 22.99%, 12/09/24 .. 9,206 7,455
183983228.LC.FTS.B, 26.49%, 12/09/24 .. 11,343 11,587
183493762.LC.FTS.B, 12.24%, 12/10/24 .. 15,374 15,253
184037034.LC.FTS.B, 12.49%, 12/10/24 .. 434 432
183775188.LC.FTS.B, 14.44%, 12/10/24 .. 4,734 4,668
184000110.LC.FTS.B, 15.49%, 12/10/24 .. 7,111 7,089
183974082.LC.FTS.B, 15.99%, 12/10/24 .. 8,419 8,389
184004060.LC.FTS.B, 16.49%, 12/10/24 .. 12,545 12,505
183929309.LC.FTS.B, 16.99%, 12/10/24 .. 8,987 8,958
184001961.LC.FTS.B, 16.99%, 12/10/24 .. 3,570 3,542
184006108.LC.FTS.B, 16.99%, 12/10/24 .. 5,623 5,605
184044208.LC.FTS.B, 16.99%, 12/10/24 .. 11,876 11,838
184008894.LC.FTS.B, 17.99%, 12/10/24 .. 4,534 4,520
183687452.LC.FTS.B, 18.99%, 12/10/24 .. 457 455
183979122.LC.FTS.B, 18.99%, 12/10/24 .. 1,098 1,093
184026094.LC.FTS.B, 22.99%, 12/10/24 .. 3,292 1,312
182860020.LC.FTS.B, 15.44%, 12/12/24 .. 16,166 16,108
184035087.LC.FTS.B, 10.34%, 12/13/24 .. 4,259 4,231
184030481.LC.FTS.B, 11.04%, 12/13/24 .. 3,000 2,959
184049185.LC.FTS.B, 13.24%, 12/13/24 .. 7,854 7,833
184083997.LC.FTS.B, 16.44%, 12/13/24 .. 3,729 172
183170547.LC.FTS.B, 16.49%, 12/13/24 .. 12,740 12,534
184074389.LC.FTS.B, 16.49%, 12/13/24 .. 4,704 4,691
184003705.LC.FTS.B, 17.99%, 12/13/24 .. 6,801 6,782
184046281.LC.FTS.B, 18.99%, 12/13/24 .. 548 547
183770308.LC.FTS.B, 21.49%, 12/13/24 .. 1,444 1,449
184053243.LC.FTS.B, Zero Cpn, 12/14/24 12,836 –
184091538.LC.FTS.B, Zero Cpn, 12/14/24 3,785 –
184125481.LC.FTS.B, Zero Cpn, 12/14/24 4,866 –
184127825.LC.FTS.B, Zero Cpn, 12/14/24 3,595 –
184106683.LC.FTS.B, 9.99%, 12/14/24 ... 6,370 6,183
184070958.LC.FTS.B, 10.49%, 12/14/24 .. 2,403 2,386
184028586.LC.FTS.B, 10.99%, 12/14/24 .. 14,554 2,494
184058069.LC.FTS.B, 11.04%, 12/14/24 .. 2,999 2,949
184056676.LC.FTS.B, 15.99%, 12/14/24 .. 2,231 2,193
183304150.LC.FTS.B, 16.49%, 12/14/24 .. 5,814 1,030
184078696.LC.FTS.B, 17.99%, 12/14/24 .. 4,458 4,436
184111504.LC.FTS.B, 18.99%, 12/14/24 .. 5,545 5,540
183959795.LC.FTS.B, Zero Cpn, 12/15/24 7,030 –
184202834.LC.FTS.B, 10.49%, 12/15/24 .. 6,824 6,780
183776421.LC.FTS.B, 11.04%, 12/15/24 .. 3,312 3,261
183184685.LC.FTS.B, 13.24%, 12/15/24 .. 3,534 3,524
183708997.LC.FTS.B, 13.44%, 12/15/24 .. 2,211 2,205
184073189.LC.FTS.B, 15.19%, 12/15/24 .. 1,257 1,060
183926594.LC.FTS.B, 15.99%, 12/15/24 .. 3,781 3,769
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
184009446.LC.FTS.B, 16.49%, 12/15/24 .. $ 3,592 $ 3,581
183974444.LC.FTS.B, 16.99%, 12/15/24 .. 2,268 2,261
183796732.LC.FTS.B, 18.99%, 12/15/24 .. 3,709 3,697
184104394.LC.FTS.B, 18.99%, 12/15/24 .. 11,426 11,396
183776889.LC.FTS.B, 19.49%, 12/15/24 .. 4,604 4,610
184099284.LC.FTS.B, 19.49%, 12/15/24 .. 2,659 2,644
183693847.LC.FTS.B, 19.99%, 12/15/24 .. 3,920 3,924
184125379.LC.FTS.B, 10.34%, 12/16/24 .. 8,093 7,891
184230024.LC.FTS.B, 15.44%, 12/16/24 .. 7,108 7,093
183602283.LC.FTS.B, 15.99%, 12/16/24 .. 12,287 9,650
184167764.LC.FTS.B, 15.99%, 12/16/24 .. 7,315 7,297
184016559.LC.FTS.B, 16.44%, 12/16/24 .. 2,816 2,792
184149278.LC.FTS.B, 16.49%, 12/16/24 .. 5,820 5,808
184118078.LC.FTS.B, 17.44%, 12/16/24 .. 2,257 2,252
184233839.LC.FTS.B, 18.44%, 12/16/24 .. 4,550 4,540
183604911.LC.FTS.B, 10.24%, 12/17/24 .. 1,458 1,444
184245291.LC.FTS.B, 13.19%, 12/17/24 .. 15,266 15,238
184142932.LC.FTS.B, 13.99%, 12/17/24 .. 10,098 9,887
184191218.LC.FTS.B, 13.99%, 12/17/24 .. 8,124 8,013
184235593.LC.FTS.B, 15.19%, 12/17/24 .. 1,108 1,106
184248232.LC.FTS.B, 16.19%, 12/17/24 .. 2,235 2,230
184243930.LC.FTS.B, 16.49%, 12/17/24 .. 2,688 2,683
184125400.LC.FTS.B, 16.99%, 12/17/24 .. 8,105 8,062
183862855.LC.FTS.B, 17.44%, 12/17/24 .. 3,662 3,644
184015727.LC.FTS.B, 18.99%, 12/17/24 .. 4,570 4,561
184246546.LC.FTS.B, 18.99%, 12/17/24 .. 9,141 9,122
184252044.LC.FTS.B, 18.99%, 12/17/24 .. 2,902 2,896
184252099.LC.FTS.B, 18.99%, 12/17/24 .. 2,285 2,280
184253714.LC.FTS.B, 19.49%, 12/17/24 .. 12,458 12,428
183943415.LC.FTS.B, 19.99%, 12/17/24 .. 6,909 6,939
183402493.LC.FTS.B, 22.99%, 12/18/24 .. 3,191 3,237
183874684.LC.FTS.B, 19.49%, 12/19/24 .. 5,147 5,160
184186523.LC.FTS.B, 9.29%, 12/20/24 ... 5,910 5,777
184238507.LC.FTS.B, 12.49%, 12/20/24 .. 1,886 1,868
184245796.LC.FTS.B, 14.44%, 12/20/24 .. 6,128 6,053
183409645.LC.FTS.B, 14.49%, 12/20/24 .. 11,400 9,056
184065895.LC.FTS.B, 15.49%, 12/20/24 .. 5,713 5,697
184281222.LC.FTS.B, 15.99%, 12/20/24 .. 4,462 4,455
183474005.LC.FTS.B, 16.49%, 12/20/24 .. 4,545 4,536
184264223.LC.FTS.B, 16.49%, 12/20/24 .. 13,688 13,666
184274458.LC.FTS.B, 18.49%, 12/20/24 .. 8,194 8,181
183828952.LC.FTS.B, 18.99%, 12/20/24 .. 3,332 3,325
184210526.LC.FTS.B, 18.99%, 12/20/24 .. 6,581 6,570
184281792.LC.FTS.B, 18.99%, 12/20/24 .. 2,285 2,281
184284744.LC.FTS.B, 18.99%, 12/20/24 .. 1,600 1,597
184374598.LC.FTS.B, 12.19%, 12/21/24 .. 2,254 2,247
184409177.LC.FTS.B, 12.24%, 12/21/24 .. 8,991 8,941
184342167.LC.FTS.B, 13.99%, 12/21/24 .. 439 437
184344324.LC.FTS.B, 14.19%, 12/21/24 .. 3,518 3,513
183895252.LC.FTS.B, 14.44%, 12/21/24 .. 6,610 6,458
184336095.LC.FTS.B, 17.44%, 12/21/24 .. 5,417 5,398
184350898.LC.FTS.B, 17.44%, 12/21/24 .. 6,772 6,747
184370090.LC.FTS.B, 17.99%, 12/21/24 .. 1,360 1,358
184063399.LC.FTS.B, 18.99%, 12/21/24 .. 3,234 3,227
184376915.LC.FTS.B, 18.99%, 12/21/24 .. 8,775 8,762
184340869.LC.FTS.B, 22.99%, 12/21/24 .. 2,451 2,489
184369171.LC.FTS.B, 12.19%, 12/22/24 .. 4,326 4,294
184149207.LC.FTS.B, 15%, 12/22/24 .... 5,410 4,376

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
184353845.LC.FTS.B, 15.99%, 12/22/24 .. $ 4,407 $ 4,365
184102807.LC.FTS.B, 18.99%, 12/22/24 .. 11,427 11,408
184394307.LC.FTS.B, 18.99%, 12/22/24 .. 2,057 2,054
184441891.LC.FTS.B, 8.99%, 12/23/24 ... 5,563 5,535
184389245.LC.FTS.B, 11.99%, 12/23/24 .. 12,956 12,834
184048740.LC.FTS.B, 12.49%, 12/23/24 .. 7,698 7,658
184408809.LC.FTS.B, 13.44%, 12/23/24 .. 6,697 6,677
184272023.LC.FTS.B, 15%, 12/23/24 .... 7,635 6,405
184090890.LC.FTS.B, 16.49%, 12/23/24 .. 2,681 2,679
183756956.LC.FTS.B, 17.49%, 12/23/24 .. 4,968 4,963
184192472.LC.FTS.B, 17.99%, 12/23/24 .. 3,877 3,873
184435348.LC.FTS.B, 17.99%, 12/23/24 .. 3,003 137
184197580.LC.FTS.B, 18.99%, 12/23/24 .. 3,327 3,322
184065866.LC.FTS.B, 19.49%, 12/23/24 .. 5,561 5,504
184367167.LC.FTS.B, 21.49%, 12/23/24 .. 3,262 3,281
184189674.LC.FTS.B, 18.44%, 12/24/24 .. 4,877 4,870
183794044.LC.FTS.B, 18.99%, 12/24/24 .. 5,046 5,040
184168561.LC.FTS.B, 21.99%, 12/24/24 .. 1,705 1,732
184068690.LC.FTS.B, 18.49%, 12/25/24 .. 4,822 4,760
184443285.LC.FTS.B, Zero Cpn, 12/27/24 25,323 –
184379124.LC.FTS.B, 9.29%, 12/27/24 ... 10,554 10,272
184405061.LC.FTS.B, 11.84%, 12/27/24 .. 4,331 4,309
184428613.LC.FTS.B, 13.24%, 12/27/24 .. 13,091 12,943
184447670.LC.FTS.B, 14.44%, 12/27/24 .. 4,694 4,690
184448743.LC.FTS.B, 15.99%, 12/27/24 .. 4,998 4,996
184418501.LC.FTS.B, 16.19%, 12/27/24 .. 2,682 2,669
184454192.LC.FTS.B, 16.19%, 12/27/24 .. 3,799 3,798
184121693.LC.FTS.B, 16.49%, 12/27/24 .. 4,518 4,514
184445591.LC.FTS.B, 17.44%, 12/27/24 .. 9,029 9,025
184228216.LC.FTS.B, 18.44%, 12/27/24 .. 12,741 12,736
184457887.LC.FTS.B, 18.49%, 12/27/24 .. 5,830 5,795
184034650.LC.FTS.B, 18.99%, 12/27/24 .. 5,148 5,145
184460632.LC.FTS.B, 22.99%, 12/27/24 .. 801 817
184157711.LC.FTS.B, 16.19%, 12/28/24 .. 1,675 1,670
183555873.LC.FTS.B, 16.99%, 12/28/24 .. 8,384 8,328
183711809.LC.FTS.B, 17.49%, 12/29/24 .. 8,388 8,383
183457596.LC.FTS.B, 18.99%, 12/29/24 .. 4,998 4,994
184038361.LC.FTS.B, 18.44%, 12/30/24 .. 3,455 3,452
184090151.LC.FTS.B, 19.99%, 12/31/24 .. 14,826 14,855
184378148.LC.FTS.B, Zero Cpn, 1/03/25 . 4,296 –
184282726.LC.FTS.B, 15.19%, 1/04/25 ... 1,702 1,691
183797655.LC.FTS.B, 15.99%, 1/04/25 ... 8,671 8,586
184111598.LC.FTS.B, 22.99%, 1/05/25 ... 1,561 1,576
184412079.LC.FTS.B, 18.99%, 1/06/25 ... 4,954 4,928
184415798.LC.FTS.B, 22.99%, 1/20/25 ... 5,138 5,209
183582737.LC.FTS.B, Zero Cpn, 1/25/25 . 6,122 –
183559023.LC.FTS.B, 15.99%, 1/30/25 ... 4,152 4,152
182940029.LC.FTS.B, 15%, 2/23/25 ..... 3,057 2,495
182227875.LC.FTS.B, 19.49%, 2/27/25 ... 9,811 9,764
183473491.LC.FTS.B, 18.99%, 3/15/25 ... 17,798 17,733
183804788.LC.FTS.B, 18.99%, 3/23/25 ... 2,783 259
183027816.LC.FTS.B, 15%, 3/26/25 ..... 4,735 3,899
183287166.LC.FTS.B, 18.49%, 3/28/25 ... 7,836 993
184226087.LC.FTS.B, 15%, 3/30/25 ..... 6,790 5,513
182783983.LC.FTS.B, 15%, 3/31/25 ..... 11,334 9,232
182348001.LC.FTS.B, 19.44%, 3/31/25 ... 5,865 2,192
182593987.LC.FTS.B, Zero Cpn, 4/01/25 . 9,052 9,006
184277567.LC.FTS.B, 15.49%, 4/20/25 ... 4,946 4,924
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
184253510.LC.FTS.B, 18.49%, 4/21/25 ... $ 9,979 $ 9,936
183992321.LC.FTS.B, 17.44%, 4/28/25 ... 19,407 19,046
184200182.LC.FTS.B, 13.19%, 4/30/25 ... 12,379 12,243
184279960.LC.FTS.B, 13.99%, 4/30/25 ... 17,006 1,626
183281940.LC.FTS.B, 22.99%, 5/31/25 ... 2,860 132
183532916.LC.FTS.B, Zero Cpn, 7/20/25 . 6,075 4,848
183975067.LC.FTS.B, 15.49%, 7/20/25 ... 2,981 2,122
182950120.LC.FTS.B, 22.99%, 7/23/25 ... 14,617 12,266
171045369.LC.FTS.B, 16.08%, 10/07/25 .. 4,971 4,876
171130012.LC.FTS.B, 17.3%, 10/09/25 ... 5,977 5,845
170762714.LC.FTS.B, 16.08%, 10/13/25 .. 9,936 9,731
171671693.LC.FTS.B, 13.33%, 11/10/25 .. 204 202
171885695.LC.FTS.B, 18.24%, 11/17/25 .. 5,598 4,356
172000836.LC.FTS.B, 15.4%, 11/28/25 ... 10,351 10,167
172876605.LC.FTS.B, 17.3%, 12/14/25 ... 6,470 6,317
172382360.LC.FTS.B, 14.02%, 12/15/25 .. 6,638 1,159
172979926.LC.FTS.B, 16.08%, 12/15/25 .. 6,076 5,958
172960729.LC.FTS.B, 14.02%, 12/19/25 .. 11,440 11,038
184051226.LC.FTS.B, 5%, 12/20/25 ..... 21,124 20,629
172424365.LC.FTS.B, 15.4%, 12/20/25 ... 5,847 5,727
173018414.LC.FTS.B, 13.33%, 12/22/25 .. 8,241 7,966
172834572.LC.FTS.B, 15.4%, 12/24/25 ... 7,956 7,800
173403754.LC.FTS.B, 18.24%, 12/30/25 .. 7,585 7,491
172563412.LC.FTS.B, 16.08%, 12/31/25 .. 19,047 18,714
173277936.LC.FTS.B, 16.08%, 12/31/25 .. 21,933 21,550
173400785.LC.FTS.B, 16.08%, 12/31/25 .. 5,584 5,459
173395883.LC.FTS.B, 17.3%, 12/31/25 ... 13,890 13,455
173394313.LC.FTS.B, 16.08%, 1/04/26 ... 9,914 3,511
173423229.LC.FTS.B, 16.08%, 1/04/26 ... 10,977 10,772
173430575.LC.FTS.B, 16.08%, 1/04/26 ... 14,963 1,718
173604231.LC.FTS.B, 14.02%, 1/12/26 ... 9,655 9,099
173383392.LC.FTS.B, 15.4%, 1/12/26 ... 6,537 6,302
173663810.LC.FTS.B, 17.3%, 1/13/26 ... 4,728 4,612
173666949.LC.FTS.B, 20.74%, 1/25/26 ... 5,896 5,787
174084354.LC.FTS.B, 12.49%, 1/26/26 ... 21,082 19,890
174042657.LC.FTS.B, 13.74%, 1/26/26 ... 10,529 10,015
174224259.LC.FTS.B, 14.74%, 1/28/26 ... 13,743 13,516
173441334.LC.FTS.B, 17.3%, 1/28/26 ... 20,022 19,728
174232024.LC.FTS.B, 21.49%, 1/29/26 ... 10,440 10,416
174333350.LC.FTS.B, Zero Cpn, 2/04/26 . 3,938 –
174293135.LC.FTS.B, 14.74%, 2/04/26 ... 18,357 17,521
174332832.LC.FTS.B, 15.99%, 2/04/26 ... 17,690 16,949
174267823.LC.FTS.B, 16.99%, 2/04/26 ... 8,533 8,318
174354729.LC.FTS.B, 17.24%, 2/04/26 ... 6,638 6,474
174297080.LC.FTS.B, 15.74%, 2/05/26 ... 5,635 5,482
174102738.LC.FTS.B, 15.44%, 2/08/26 ... 4,545 4,423
174453354.LC.FTS.B, 16.74%, 2/16/26 ... 20,178 19,737
174284597.LC.FTS.B, 17.44%, 2/20/26 ... 7,285 7,134
171905795.LC.FTS.B, 15%, 3/15/26 ..... 7,288 5,601
174320226.LC.FTS.B, 16.19%, 7/20/26 ... 5,416 515
181324642.LC.FTS.B, 15.19%, 10/13/26 .. 20,619 18,990
182237890.LC.FTS.B, 18.49%, 10/14/26 .. 10,575 9,978
181671017.LC.FTS.B, 19.49%, 10/14/26 .. 17,677 6,496
181681556.LC.FTS.B, 19.49%, 10/14/26 .. 10,653 10,433
182220241.LC.FTS.B, 23.99%, 10/14/26 .. 6,232 6,177
182239660.LC.FTS.B, 19.99%, 10/15/26 .. 10,693 10,543
182100249.LC.FTS.B, 28.99%, 10/15/26 .. 7,574 7,670
182337953.LC.FTS.B, 15.19%, 10/17/26 .. 11,359 11,050

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
182312904.LC.FTS.B, 15%, 10/18/26 .... $ 7,259 $ 6,000
182196271.LC.FTS.B, 20.49%, 10/18/26 .. 7,154 7,057
182283124.LC.FTS.B, 21.99%, 10/18/26 .. 14,824 14,711
182351714.LC.FTS.B, 23.99%, 10/18/26 .. 8,122 763
182365065.LC.FTS.B, 23.99%, 10/18/26 .. 5,540 5,491
181832576.LC.FTS.B, 27.49%, 10/18/26 .. 18,757 19,012
182404645.LC.FTS.B, Zero Cpn, 10/19/26 25,004 –
182419678.LC.FTS.B, 19.99%, 10/19/26 .. 15,674 15,467
182424479.LC.FTS.B, 28.99%, 10/19/26 .. 14,841 14,960
182447710.LC.FTS.B, 18.44%, 10/20/26 .. 13,531 13,135
182489147.LC.FTS.B, 18.99%, 10/20/26 .. 24,767 24,041
182400546.LC.FTS.B, 20.44%, 10/20/26 .. 4,940 4,825
182279442.LC.FTS.B, 21.99%, 10/20/26 .. 17,355 17,177
182381955.LC.FTS.B, 26.99%, 10/20/26 .. 2,992 3,035
182373053.LC.FTS.B, 20.44%, 10/22/26 .. 14,327 14,138
182135115.LC.FTS.B, 24.99%, 10/28/26 .. 18,079 17,813
182761301.LC.FTS.B, 14.74%, 11/01/26 .. 18,600 17,919
182708985.LC.FTS.B, 21.99%, 11/01/26 .. 10,432 10,174
182412380.LC.FTS.B, 23.99%, 11/01/26 .. 7,276 7,143
182763696.LC.FTS.B, 23.99%, 11/01/26 .. 11,080 10,927
182249975.LC.FTS.B, 25.99%, 11/01/26 .. 9,259 9,002
182785608.LC.FTS.B, 15.19%, 11/02/26 .. 20,367 19,096
182425449.LC.FTS.B, 15.44%, 11/02/26 .. 10,554 9,895
182814285.LC.FTS.B, 15.44%, 11/02/26 .. 19,702 18,662
182836852.LC.FTS.B, 17.44%, 11/02/26 .. 16,061 15,567
182871113.LC.FTS.B, 21.99%, 11/02/26 .. 14,745 14,537
182810881.LC.FTS.B, 28.99%, 11/02/26 .. 4,623 4,593
182655109.LC.FTS.B, 13.19%, 11/03/26 .. 10,381 10,082
182925976.LC.FTS.B, 15%, 11/03/26 .... 5,881 4,558
182715994.LC.FTS.B, 18.99%, 11/03/26 .. 8,286 8,032
182860477.LC.FTS.B, 21.99%, 11/03/26 .. 18,450 18,161
182871003.LC.FTS.B, 24.99%, 11/03/26 .. 13,533 13,241
182883867.LC.FTS.B, 24.99%, 11/03/26 .. 5,263 5,149
182932552.LC.FTS.B, 13.19%, 11/04/26 .. 10,368 10,062
182934282.LC.FTS.B, 15.44%, 11/04/26 .. 9,851 9,557
182296093.LC.FTS.B, 18.19%, 11/04/26 .. 4,309 4,175
182957590.LC.FTS.B, 18.99%, 11/04/26 .. 15,286 1,746
182725535.LC.FTS.B, 19.49%, 11/04/26 .. 19,053 1,804
182386753.LC.FTS.B, 23.19%, 11/04/26 .. 14,861 14,667
181746904.LC.FTS.B, 12.99%, 11/05/26 .. 21,605 7,742
182956744.LC.FTS.B, 16.49%, 11/05/26 .. 21,275 20,440
182845986.LC.FTS.B, 19.99%, 11/05/26 .. 6,358 6,253
182469398.LC.FTS.B, 21.99%, 11/05/26 .. 14,745 14,560
182433195.LC.FTS.B, 25.99%, 11/05/26 .. 6,658 6,522
182567782.LC.FTS.B, 13.74%, 11/08/26 .. 17,365 16,736
182834096.LC.FTS.B, 15.49%, 11/08/26 .. 18,930 18,354
183010490.LC.FTS.B, 16.49%, 11/08/26 .. 15,648 14,823
182873325.LC.FTS.B, 23.19%, 11/08/26 .. 7,431 7,341
182905174.LC.FTS.B, 22.99%, 11/10/26 .. 17,447 17,229
183128706.LC.FTS.B, 16.99%, 11/12/26 .. 6,833 6,553
182988585.LC.FTS.B, 19.49%, 11/12/26 .. 10,870 10,712
183032996.LC.FTS.B, 19.99%, 11/12/26 .. 7,085 6,887
182925771.LC.FTS.B, 23.99%, 11/12/26 .. 26,146 25,698
182931548.LC.FTS.B, 24.99%, 11/12/26 .. 8,354 8,185
182761588.LC.FTS.B, Zero Cpn, 11/14/26 16,317 –
183224681.LC.FTS.B, 13.49%, 11/15/26 .. 11,091 10,717
183159318.LC.FTS.B, 15.44%, 11/15/26 .. 12,691 12,336
182911086.LC.FTS.B, 16.49%, 11/15/26 .. 21,275 20,202
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
183101425.LC.FTS.B, 17.44%, 11/15/26 .. $ 19,996 $ 19,444
182999628.LC.FTS.B, 17.74%, 11/15/26 .. 8,645 8,400
182975891.LC.FTS.B, 18.49%, 11/15/26 .. 10,381 10,091
182675743.LC.FTS.B, 19.49%, 11/15/26 .. 25,664 25,304
182737896.LC.FTS.B, 19.49%, 11/15/26 .. 13,974 13,774
183180134.LC.FTS.B, 19.49%, 11/15/26 .. 25,467 25,144
183015727.LC.FTS.B, 20.44%, 11/15/26 .. 10,908 10,753
183084148.LC.FTS.B, 21.49%, 11/15/26 .. 4,136 4,068
182379386.LC.FTS.B, 23.99%, 11/15/26 .. 16,435 16,275
182921002.LC.FTS.B, 23.99%, 11/15/26 .. 9,845 9,742
182924017.LC.FTS.B, 23.99%, 11/15/26 .. 14,693 1,778
182765403.LC.FTS.B, 24.99%, 11/15/26 .. 7,340 34
182946956.LC.FTS.B, 24.99%, 11/15/26 .. 14,600 14,301
182962134.LC.FTS.B, 24.99%, 11/15/26 .. 15,190 14,893
183159092.LC.FTS.B, 28.99%, 11/15/26 .. 5,511 –
183263467.LC.FTS.B, Zero Cpn, 11/16/26 6,954 –
183274263.LC.FTS.B, 15.44%, 11/16/26 .. 14,537 14,076
182977646.LC.FTS.B, 16.99%, 11/16/26 .. 21,508 20,903
183238822.LC.FTS.B, 16.99%, 11/16/26 .. 16,884 16,155
183295428.LC.FTS.B, 17.49%, 11/16/26 .. 9,001 8,696
183287259.LC.FTS.B, 18.19%, 11/16/26 .. 7,814 7,576
183154136.LC.FTS.B, 18.49%, 11/16/26 .. 7,197 6,993
183200190.LC.FTS.B, 19.49%, 11/16/26 .. 4,348 4,274
182845074.LC.FTS.B, 20.99%, 11/16/26 .. 19,978 19,688
183239755.LC.FTS.B, 21.99%, 11/16/26 .. 18,431 18,264
183239325.LC.FTS.B, 24.99%, 11/16/26 .. 10,912 4,270
183197788.LC.FTS.B, 25.99%, 11/16/26 .. 15,147 14,637
183321499.LC.FTS.B, 16.49%, 11/17/26 .. 2,269 2,208
183270309.LC.FTS.B, 18.99%, 11/17/26 .. 18,745 14,472
183336838.LC.FTS.B, 20.99%, 11/17/26 .. 17,574 17,334
183253428.LC.FTS.B, 25.99%, 11/17/26 .. 15,132 14,888
183354100.LC.FTS.B, Zero Cpn, 11/18/26 13,240 –
182954228.LC.FTS.B, 13.49%, 11/18/26 .. 18,898 18,263
182922353.LC.FTS.B, 15.49%, 11/18/26 .. 24,636 23,987
182931569.LC.FTS.B, 17.49%, 11/18/26 .. 18,591 1,761
183371257.LC.FTS.B, 17.74%, 11/18/26 .. 21,483 20,894
183368090.LC.FTS.B, 19.49%, 11/18/26 .. 7,980 7,873
183287872.LC.FTS.B, 23.99%, 11/18/26 .. 8,430 8,339
183371105.LC.FTS.B, Zero Cpn, 11/19/26 20,156 –
183409505.LC.FTS.B, 15.19%, 11/19/26 .. 21,143 20,574
183394419.LC.FTS.B, 16.49%, 11/19/26 .. 3,558 3,462
183197708.LC.FTS.B, 21.99%, 11/19/26 .. 17,694 17,561
183146083.LC.FTS.B, 23.99%, 11/19/26 .. 15,738 1,943
183385993.LC.FTS.B, 23.99%, 11/19/26 .. 3,692 3,661
183391565.LC.FTS.B, 23.99%, 11/19/26 .. 5,113 5,067
183401161.LC.FTS.B, 23.99%, 11/19/26 .. 11,608 2,218
183350780.LC.FTS.B, 24.99%, 11/19/26 .. 4,591 3,862
183306891.LC.FTS.B, 25.99%, 11/19/26 .. 11,548 9,117
182329589.LC.FTS.B, 24.99%, 11/20/26 .. 6,487 6,328
183321695.LC.FTS.B, 21.49%, 11/21/26 .. 12,446 12,292
183108062.LC.FTS.B, Zero Cpn, 11/22/26 15,759 –
183333541.LC.FTS.B, 14.19%, 11/22/26 .. 15,333 14,840
183227368.LC.FTS.B, 16.44%, 11/22/26 .. 17,434 16,680
182980965.LC.FTS.B, 17.24%, 11/22/26 .. 14,262 13,893
183417393.LC.FTS.B, 17.24%, 11/22/26 .. 17,114 16,502
183424118.LC.FTS.B, 18.49%, 11/22/26 .. 14,507 1,365
183425358.LC.FTS.B, 18.49%, 11/22/26 .. 5,756 5,607
183430858.LC.FTS.B, 18.49%, 11/22/26 .. 9,480 443

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
183418746.LC.FTS.B, 19.49%, 11/22/26 .. $ 21,725 $ 21,460
183426724.LC.FTS.B, 21.49%, 11/22/26 .. 8,817 8,708
183434742.LC.FTS.B, 23.19%, 11/22/26 .. 6,131 6,088
182942183.LC.FTS.B, 24.99%, 11/22/26 .. 3,821 3,759
183328750.LC.FTS.B, 28.99%, 11/22/26 .. 5,995 6,089
183446729.LC.FTS.B, Zero Cpn, 11/23/26 12,308 –
183436461.LC.FTS.B, 12.74%, 11/23/26 .. 24,821 24,008
183477091.LC.FTS.B, 13.19%, 11/23/26 .. 6,916 6,719
183306593.LC.FTS.B, 13.44%, 11/23/26 .. 15,245 14,861
183485184.LC.FTS.B, 13.99%, 11/23/26 .. 4,175 4,056
183298862.LC.FTS.B, 14.19%, 11/23/26 .. 27,981 27,256
183490789.LC.FTS.B, 14.49%, 11/23/26 .. 5,588 5,411
183000324.LC.FTS.B, 15.44%, 11/23/26 .. 4,703 4,580
183459184.LC.FTS.B, 15.44%, 11/23/26 .. 10,094 9,545
183505251.LC.FTS.B, 16.49%, 11/23/26 .. 7,092 6,912
183373318.LC.FTS.B, 16.99%, 11/23/26 .. 13,670 13,310
183447586.LC.FTS.B, 17.49%, 11/23/26 .. 15,002 14,319
183425539.LC.FTS.B, 18.49%, 11/23/26 .. 12,952 12,621
183430694.LC.FTS.B, 18.49%, 11/23/26 .. 15,111 14,421
183455680.LC.FTS.B, 20.44%, 11/23/26 .. 30,646 23,652
183430676.LC.FTS.B, 21.99%, 11/23/26 .. 16,956 16,850
183407041.LC.FTS.B, 24.99%, 11/23/26 .. 1,816 1,755
183431866.LC.FTS.B, 26.49%, 11/23/26 .. 18,738 18,411
183095344.LC.FTS.B, 13.44%, 11/24/26 .. 27,717 27,036
183370137.LC.FTS.B, 16.44%, 11/24/26 .. 17,014 16,592
183249731.LC.FTS.B, 17.49%, 11/24/26 .. 9,917 9,648
183149701.LC.FTS.B, 18.49%, 11/24/26 .. 21,765 21,201
183545708.LC.FTS.B, 18.49%, 11/24/26 .. 6,015 5,901
183470077.LC.FTS.B, 18.99%, 11/24/26 .. 17,848 17,351
182933015.LC.FTS.B, 19.49%, 11/24/26 .. 20,291 20,066
182954964.LC.FTS.B, 19.49%, 11/24/26 .. 15,581 15,408
183384203.LC.FTS.B, 20.49%, 11/24/26 .. 10,477 1,954
183167278.LC.FTS.B, 20.99%, 11/24/26 .. 20,595 –
183287022.LC.FTS.B, 21.99%, 11/24/26 .. 14,756 14,648
182882013.LC.FTS.B, 24.99%, 11/24/26 .. 15,028 14,844
183092655.LC.FTS.B, 16.99%, 11/25/26 .. 25,079 24,008
183514721.LC.FTS.B, Zero Cpn, 11/26/26 5,528 –
183548843.LC.FTS.B, Zero Cpn, 11/26/26 7,769 –
183549091.LC.FTS.B, Zero Cpn, 11/26/26 7,925 –
183567257.LC.FTS.B, Zero Cpn, 11/26/26 16,496 –
183524584.LC.FTS.B, 13.19%, 11/26/26 .. 6,918 6,745
183562559.LC.FTS.B, 15.24%, 11/26/26 .. 19,719 19,089
183499719.LC.FTS.B, 15.44%, 11/26/26 .. 10,554 10,013
183557623.LC.FTS.B, 16.19%, 11/26/26 .. 10,614 10,283
183499818.LC.FTS.B, 16.44%, 11/26/26 .. 28,356 27,187
183145768.LC.FTS.B, 19.49%, 11/26/26 .. 14,865 14,601
183505272.LC.FTS.B, 21.49%, 11/26/26 .. 4,555 4,506
183525639.LC.FTS.B, 21.99%, 11/26/26 .. 4,423 4,402
183478931.LC.FTS.B, 22.49%, 11/26/26 .. 5,224 5,148
183556398.LC.FTS.B, 23.99%, 11/26/26 .. 7,439 7,399
183390362.LC.FTS.B, 24.99%, 11/26/26 .. 9,022 8,917
183193272.LC.FTS.B, 15.44%, 11/27/26 .. 3,753 3,661
183340558.LC.FTS.B, 17.74%, 11/28/26 .. 23,791 23,192
183476845.LC.FTS.B, 16.49%, 11/29/26 .. 10,323 10,068
183560621.LC.FTS.B, 16.99%, 11/29/26 .. 11,300 334
183447683.LC.FTS.B, 20.44%, 11/29/26 .. 14,224 14,077
183369356.LC.FTS.B, 20.99%, 11/29/26 .. 3,748 3,680
183179352.LC.FTS.B, 14.49%, 11/30/26 .. 14,117 13,484
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
183304070.LC.FTS.B, 15.99%, 11/30/26 .. $ 25,704 $ 24,899
183359968.LC.FTS.B, 16.49%, 11/30/26 .. 15,686 15,305
183524280.LC.FTS.B, 16.99%, 11/30/26 .. 22,150 8,149
183649644.LC.FTS.B, 16.99%, 11/30/26 .. 7,829 7,642
183434269.LC.FTS.B, 17.24%, 11/30/26 .. 5,705 5,550
183629352.LC.FTS.B, 17.74%, 11/30/26 .. 23,676 660
183031560.LC.FTS.B, 18.19%, 11/30/26 .. 11,164 10,821
183636681.LC.FTS.B, 18.49%, 11/30/26 .. 24,175 23,596
183630947.LC.FTS.B, 18.99%, 11/30/26 .. 17,329 16,914
183585512.LC.FTS.B, 19.99%, 11/30/26 .. 17,453 17,036
183649794.LC.FTS.B, 21.49%, 11/30/26 .. 19,179 18,973
182816829.LC.FTS.B, 21.99%, 11/30/26 .. 7,913 7,833
183170401.LC.FTS.B, 21.99%, 11/30/26 .. 9,336 1,218
183544070.LC.FTS.B, 21.99%, 11/30/26 .. 14,743 14,684
183623738.LC.FTS.B, 21.99%, 11/30/26 .. 4,645 198
183618524.LC.FTS.B, 22.99%, 11/30/26 .. 18,552 18,475
182592773.LC.FTS.B, 23.99%, 11/30/26 .. 7,678 7,554
183540100.LC.FTS.B, 23.99%, 11/30/26 .. 4,481 4,462
182663344.LC.FTS.B, 24.99%, 11/30/26 .. 14,434 2,802
183611465.LC.FTS.B, 24.99%, 11/30/26 .. 9,025 8,899
183633965.LC.FTS.B, 24.99%, 11/30/26 .. 4,510 4,462
183562403.LC.FTS.B, Zero Cpn, 12/01/26 9,835 –
183686236.LC.FTS.B, 10%, 12/01/26 .... 15,955 12,473
183607115.LC.FTS.B, 17.24%, 12/01/26 .. 16,735 16,104
183638388.LC.FTS.B, 17.24%, 12/01/26 .. 15,029 –
183676944.LC.FTS.B, 17.24%, 12/01/26 .. 4,365 4,229
183333618.LC.FTS.B, 21.49%, 12/01/26 .. 8,223 –
183683504.LC.FTS.B, Zero Cpn, 12/02/26 8,746 –
183067587.LC.FTS.B, 6%, 12/02/26 ..... 18,585 18,262
183768813.LC.FTS.B, 13.24%, 12/02/26 .. 10,604 10,210
183695657.LC.FTS.B, 15.44%, 12/02/26 .. 10,776 10,442
183699303.LC.FTS.B, 17.24%, 12/02/26 .. 11,642 11,165
183702434.LC.FTS.B, 20.49%, 12/02/26 .. 21,924 21,539
183789584.LC.FTS.B, Zero Cpn, 12/03/26 15,194 –
183623497.LC.FTS.B, 13.24%, 12/03/26 .. 20,501 19,744
183499399.LC.FTS.B, 15.44%, 12/03/26 .. 8,681 8,410
183483610.LC.FTS.B, 17.24%, 12/03/26 .. 14,078 13,645
183721314.LC.FTS.B, 17.44%, 12/03/26 .. 11,739 11,403
183651950.LC.FTS.B, 18.49%, 12/03/26 .. 16,146 15,644
183746554.LC.FTS.B, 18.49%, 12/03/26 .. 3,847 3,726
183771895.LC.FTS.B, 21.99%, 12/03/26 .. 13,520 13,323
183877324.LC.FTS.B, 16.49%, 12/06/26 .. 28,952 27,882
183552770.LC.FTS.B, 17.24%, 12/06/26 .. 19,249 2,239
183799901.LC.FTS.B, 17.74%, 12/06/26 .. 7,301 7,078
183790054.LC.FTS.B, 18.49%, 12/06/26 .. 4,623 4,482
183710879.LC.FTS.B, 19.95%, 12/06/26 .. 17,803 17,495
183788883.LC.FTS.B, 21.99%, 12/06/26 .. 18,026 17,775
183402569.LC.FTS.B, 23.99%, 12/06/26 .. 7,197 679
183695174.LC.FTS.B, 23.99%, 12/06/26 .. 15,347 78
183788160.LC.FTS.B, 23.99%, 12/06/26 .. 8,215 –
183862022.LC.FTS.B, Zero Cpn, 12/07/26 3,516 120
183809680.LC.FTS.B, 17.24%, 12/07/26 .. 24,448 22,982
183882896.LC.FTS.B, 17.24%, 12/07/26 .. 13,099 12,607
183902344.LC.FTS.B, 17.49%, 12/07/26 .. 13,887 13,462
183312099.LC.FTS.B, 18.99%, 12/07/26 .. 8,321 8,065
183415342.LC.FTS.B, 19.49%, 12/07/26 .. 22,167 21,204
183762991.LC.FTS.B, 19.49%, 12/07/26 .. 16,422 15,931
183495228.LC.FTS.B, 20.44%, 12/07/26 .. 4,459 4,370

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
183520272.LC.FTS.B, 21.49%, 12/07/26 .. $ 16,225 $ 15,958
183719486.LC.FTS.B, 21.99%, 12/07/26 .. 15,022 14,405
183885314.LC.FTS.B, 21.99%, 12/07/26 .. 4,507 4,445
183867910.LC.FTS.B, 23.99%, 12/07/26 .. 11,409 11,250
183866613.LC.FTS.B, 25.99%, 12/07/26 .. 7,699 7,470
183874898.LC.FTS.B, 27.49%, 12/07/26 .. 19,390 19,572
183909323.LC.FTS.B, 28.99%, 12/07/26 .. 10,168 10,190
183046392.LC.FTS.B, 13.19%, 12/08/26 .. 17,667 17,143
183492757.LC.FTS.B, 16.99%, 12/08/26 .. 10,919 10,602
183949342.LC.FTS.B, 18.74%, 12/08/26 .. 6,616 6,417
183536773.LC.FTS.B, 19.74%, 12/08/26 .. 25,904 25,485
183933487.LC.FTS.B, 23.99%, 12/08/26 .. 11,409 11,254
183999420.LC.FTS.B, 12.99%, 12/09/26 .. 28,225 27,221
183274086.LC.FTS.B, 14.44%, 12/09/26 .. 12,125 11,771
184040533.LC.FTS.B, 14.49%, 12/09/26 .. 14,269 13,760
183461812.LC.FTS.B, 16.74%, 12/09/26 .. 14,139 13,630
183576479.LC.FTS.B, 17.44%, 12/09/26 .. 17,563 17,068
183996173.LC.FTS.B, 17.44%, 12/09/26 .. 26,231 25,284
184003319.LC.FTS.B, 18.19%, 12/09/26 .. 7,324 7,108
183840027.LC.FTS.B, 21.49%, 12/09/26 .. 11,979 11,790
183987324.LC.FTS.B, 23.99%, 12/09/26 .. 12,184 12,007
183966000.LC.FTS.B, 24.99%, 12/09/26 .. 3,836 3,748
183970462.LC.FTS.B, 24.99%, 12/09/26 .. 2,296 2,247
183532974.LC.FTS.B, Zero Cpn, 12/10/26 12,801 –
184009395.LC.FTS.B, 9.49%, 12/10/26 ... 22,665 21,431
184012121.LC.FTS.B, 13.44%, 12/10/26 .. 13,452 13,010
183680345.LC.FTS.B, 16.44%, 12/10/26 .. 9,406 9,132
183129988.LC.FTS.B, 16.99%, 12/10/26 .. 13,074 12,649
183793588.LC.FTS.B, 17.24%, 12/10/26 .. 5,111 4,957
183912771.LC.FTS.B, 19.49%, 12/10/26 .. 9,613 9,461
184036706.LC.FTS.B, 19.49%, 12/10/26 .. 4,033 381
183974150.LC.FTS.B, 19.99%, 12/10/26 .. 18,536 18,241
184022156.LC.FTS.B, 20.49%, 12/10/26 .. 7,373 7,242
184017594.LC.FTS.B, 20.99%, 12/10/26 .. 12,146 2,149
184011802.LC.FTS.B, 21.49%, 12/10/26 .. 7,623 2,814
183611528.LC.FTS.B, 23.99%, 12/10/26 .. 19,099 18,749
184017730.LC.FTS.B, 23.99%, 12/10/26 .. 23,058 22,869
183942336.LC.FTS.B, 24.99%, 12/10/26 .. 15,305 14,986
183970602.LC.FTS.B, 24.99%, 12/10/26 .. 9,184 8,964
184013288.LC.FTS.B, 24.99%, 12/10/26 .. 15,305 14,986
183547689.LC.FTS.B, 16.99%, 12/11/26 .. 11,018 10,692
184055849.LC.FTS.B, 5%, 12/13/26 ..... 33,114 26,942
183943387.LC.FTS.B, 15.44%, 12/13/26 .. 16,883 16,288
184056742.LC.FTS.B, 15.44%, 12/13/26 .. 11,424 689
183935167.LC.FTS.B, 16.19%, 12/13/26 .. 14,214 13,493
183965552.LC.FTS.B, 16.49%, 12/13/26 .. 10,858 10,538
184033080.LC.FTS.B, 17.44%, 12/13/26 .. 15,930 15,283
183788093.LC.FTS.B, 17.49%, 12/13/26 .. 6,094 1,084
183731402.LC.FTS.B, 19.44%, 12/13/26 .. 11,818 11,643
183706984.LC.FTS.B, 21.49%, 12/13/26 .. 7,106 6,999
184062734.LC.FTS.B, 21.49%, 12/13/26 .. 3,564 3,503
184039087.LC.FTS.B, 24.99%, 12/13/26 .. 7,271 7,102
184051343.LC.FTS.B, 28.99%, 12/13/26 .. 14,100 14,266
184176824.LC.FTS.B, 14.99%, 12/14/26 .. 10,025 9,675
183228318.LC.FTS.B, 15.19%, 12/14/26 .. 25,099 23,466
183578940.LC.FTS.B, 15.19%, 12/14/26 .. 9,408 9,041
184127951.LC.FTS.B, 15.44%, 12/14/26 .. 15,086 14,658
184144008.LC.FTS.B, 16.99%, 12/14/26 .. 13,332 12,921
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
184142978.LC.FTS.B, 17.44%, 12/14/26 .. $ 10,929 $ 10,617
184109137.LC.FTS.B, 17.74%, 12/14/26 .. 10,952 10,493
183892275.LC.FTS.B, 18.44%, 12/14/26 .. 19,809 19,241
184114198.LC.FTS.B, 18.99%, 12/14/26 .. 18,042 17,524
184149526.LC.FTS.B, 19.74%, 12/14/26 .. 27,333 648
183841644.LC.FTS.B, 19.99%, 12/14/26 .. 9,640 9,295
184107799.LC.FTS.B, 19.99%, 12/14/26 .. 10,379 10,227
184130928.LC.FTS.B, 21.99%, 12/14/26 .. 11,295 11,167
184142290.LC.FTS.B, 21.99%, 12/14/26 .. 8,112 8,022
183623138.LC.FTS.B, 23.99%, 12/14/26 .. 9,127 9,023
184107590.LC.FTS.B, 23.99%, 12/14/26 .. 5,329 5,203
183641094.LC.FTS.B, 24.99%, 12/14/26 .. 7,657 7,483
183971412.LC.FTS.B, 28.49%, 12/14/26 .. 7,565 7,656
183669687.LC.FTS.B, Zero Cpn, 12/15/26 19,006 –
183916918.LC.FTS.B, 13.19%, 12/15/26 .. 16,327 15,859
184198353.LC.FTS.B, 14.01%, 12/15/26 .. 28,206 27,229
183712326.LC.FTS.B, 15.44%, 12/15/26 .. 4,644 4,497
184146721.LC.FTS.B, 16.44%, 12/15/26 .. 10,854 10,395
184090113.LC.FTS.B, 16.49%, 12/15/26 .. 16,388 3,341
184204044.LC.FTS.B, 16.49%, 12/15/26 .. 10,857 10,478
183603668.LC.FTS.B, 17.19%, 12/15/26 .. 13,239 12,722
184108646.LC.FTS.B, 18.49%, 12/15/26 .. 6,195 5,957
184036052.LC.FTS.B, 19.49%, 12/15/26 .. 18,540 18,273
183917868.LC.FTS.B, 21.49%, 12/15/26 .. 13,981 13,779
184056585.LC.FTS.B, 21.99%, 12/15/26 .. 20,101 328
183758691.LC.FTS.B, 23.99%, 12/15/26 .. 4,563 4,513
184003793.LC.FTS.B, 23.99%, 12/15/26 .. 15,296 15,112
183593989.LC.FTS.B, 27.49%, 12/15/26 .. 19,689 19,934
184184924.LC.FTS.B, 13.19%, 12/16/26 .. 9,894 9,419
183905553.LC.FTS.B, 13.44%, 12/16/26 .. 4,602 4,338
184144886.LC.FTS.B, 15.19%, 12/16/26 .. 20,079 19,526
184230527.LC.FTS.B, 16.49%, 12/16/26 .. 21,714 21,113
183805030.LC.FTS.B, 17.49%, 12/16/26 .. 20,445 19,445
183798352.LC.FTS.B, 17.74%, 12/16/26 .. 23,804 856
184233755.LC.FTS.B, 18.49%, 12/16/26 .. 9,796 –
183678049.LC.FTS.B, 21.49%, 12/16/26 .. 9,755 172
183840993.LC.FTS.B, 21.49%, 12/16/26 .. 17,980 17,721
183590285.LC.FTS.B, 21.99%, 12/16/26 .. 15,560 12,289
184185617.LC.FTS.B, 26.99%, 12/16/26 .. 7,174 7,258
183936400.LC.FTS.B, Zero Cpn, 12/17/26 14,844 –
183612692.LC.FTS.B, 13.49%, 12/17/26 .. 9,915 9,580
184223937.LC.FTS.B, 16.44%, 12/17/26 .. 13,757 13,370
184149066.LC.FTS.B, 17.24%, 12/17/26 .. 19,134 1,815
184141163.LC.FTS.B, 17.49%, 12/17/26 .. 2,157 2,083
184248806.LC.FTS.B, 18.49%, 12/17/26 .. 20,609 20,051
184237123.LC.FTS.B, 21.99%, 12/17/26 .. 11,266 11,160
184251864.LC.FTS.B, 21.99%, 12/17/26 .. 6,837 6,759
183868559.LC.FTS.B, 23.99%, 12/17/26 .. 6,191 4,896
184214073.LC.FTS.B, 27.99%, 12/17/26 .. 9,347 9,479
183656375.LC.FTS.B, 14.44%, 12/18/26 .. 4,987 4,671
183673632.LC.FTS.B, 15.44%, 12/18/26 .. 10,902 10,378
183874472.LC.FTS.B, 15.44%, 12/18/26 .. 11,566 10,853
183852446.LC.FTS.B, 17.99%, 12/18/26 .. 11,823 11,287
184073751.LC.FTS.B, 20.49%, 12/18/26 .. 14,862 14,351
183930981.LC.FTS.B, 15.44%, 12/20/26 .. 10,695 1,015
184082880.LC.FTS.B, 15.44%, 12/20/26 .. 6,466 6,161
183977917.LC.FTS.B, 16.49%, 12/20/26 .. 18,178 17,055
184270452.LC.FTS.B, 16.99%, 12/20/26 .. 8,716 8,480

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
184104646.LC.FTS.B, 17.44%, 12/20/26 .. $ 13,844 $ 13,469
184283202.LC.FTS.B, 19.49%, 12/20/26 .. 5,911 5,835
184059193.LC.FTS.B, 21.99%, 12/20/26 .. 16,365 16,196
184102080.LC.FTS.B, 23.99%, 12/20/26 .. 6,845 6,783
184276958.LC.FTS.B, 23.99%, 12/20/26 .. 11,413 11,287
184343324.LC.FTS.B, Zero Cpn, 12/21/26 17,714 –
184382909.LC.FTS.B, 12.99%, 12/21/26 .. 14,112 13,645
184358802.LC.FTS.B, 15.49%, 12/21/26 .. 6,827 6,599
184130767.LC.FTS.B, 16.44%, 12/21/26 .. 15,194 14,428
183566597.LC.FTS.B, 17.24%, 12/21/26 .. 18,736 1,775
184309308.LC.FTS.B, 17.24%, 12/21/26 .. 10,138 9,752
184365323.LC.FTS.B, 18.74%, 12/21/26 .. 14,703 14,307
183919301.LC.FTS.B, 19.99%, 12/21/26 .. 10,518 990
183877158.LC.FTS.B, 20.44%, 12/21/26 .. 11,651 9,136
184032290.LC.FTS.B, 20.99%, 12/21/26 .. 15,405 14,706
184358622.LC.FTS.B, 21.99%, 12/21/26 .. 9,389 9,308
184040777.LC.FTS.B, 23.99%, 12/21/26 .. 7,606 7,539
184352640.LC.FTS.B, 26.99%, 12/21/26 .. 21,181 1,978
184066327.LC.FTS.B, 14.19%, 12/22/26 .. 9,967 9,709
184190300.LC.FTS.B, 16.49%, 12/22/26 .. 9,043 –
183529593.LC.FTS.B, 17.49%, 12/22/26 .. 12,974 12,547
183940387.LC.FTS.B, 19.99%, 12/22/26 .. 13,482 13,309
184397264.LC.FTS.B, 23.99%, 12/22/26 .. 11,452 11,345
183726564.LC.FTS.B, Zero Cpn, 12/23/26 17,301 –
184035152.LC.FTS.B, Zero Cpn, 12/23/26 6,385 –
184471382.LC.FTS.B, 13.49%, 12/23/26 .. 2,836 2,742
183877346.LC.FTS.B, 15%, 12/23/26 .... 26,255 20,147
184367892.LC.FTS.B, 15.44%, 12/23/26 .. 13,655 1,296
184224030.LC.FTS.B, 15.49%, 12/23/26 .. 14,407 13,922
184421299.LC.FTS.B, 16.74%, 12/23/26 .. 5,438 5,297
183436430.LC.FTS.B, 16.99%, 12/23/26 .. 25,546 24,864
184427346.LC.FTS.B, 19.74%, 12/23/26 .. 20,723 20,479
184321733.LC.FTS.B, 23.99%, 12/23/26 .. 19,015 18,871
184451850.LC.FTS.B, 23.99%, 12/23/26 .. 15,212 15,096
184033253.LC.FTS.B, 28.99%, 12/23/26 .. 7,204 7,314
184239360.LC.FTS.B, 17.44%, 12/25/26 .. 15,393 14,989
184005719.LC.FTS.B, 20.44%, 12/25/26 .. 9,839 9,721
184009581.LC.FTS.B, 22.99%, 12/25/26 .. 26,802 26,574
184404343.LC.FTS.B, 13.24%, 12/27/26 .. 28,277 27,378
184378888.LC.FTS.B, 19.49%, 12/27/26 .. 16,657 16,365
184283871.LC.FTS.B, 21.99%, 12/27/26 .. 15,022 14,926
184445530.LC.FTS.B, 22.99%, 12/27/26 .. 15,245 15,062
184275242.LC.FTS.B, 23.99%, 12/27/26 .. 15,212 15,111
184454459.LC.FTS.B, 24.99%, 12/27/26 .. 5,739 5,656
184249796.LC.FTS.B, 15.44%, 12/28/26 .. 11,593 11,300
184172800.LC.FTS.B, 16.44%, 12/28/26 .. 9,501 9,062
184029644.LC.FTS.B, 17.49%, 12/28/26 .. 22,098 21,537
184068437.LC.FTS.B, 23.99%, 12/28/26 .. 15,077 1,412
183866022.LC.FTS.B, 24.99%, 12/28/26 .. 7,574 7,432
184075164.LC.FTS.B, 17.74%, 12/29/26 .. 23,052 22,466
184016257.LC.FTS.B, 18.99%, 12/29/26 .. 7,870 –
184298012.LC.FTS.B, 18.74%, 12/30/26 .. 4,227 4,123
184273228.LC.FTS.B, 21.99%, 12/30/26 .. 11,402 11,319
184017343.LC.FTS.B, 23.99%, 12/30/26 .. 9,308 9,249
184149742.LC.FTS.B, 26.49%, 12/30/26 .. 16,760 16,482
184473440.LC.FTS.B, 28.99%, 12/30/26 .. 15,656 15,924
184248952.LC.FTS.B, Zero Cpn, 12/31/26 6,483 –
183794746.LC.FTS.B, 21.99%, 12/31/26 .. 21,810 21,050
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
184286578.LC.FTS.B, 17.49%, 1/01/27 ... $ 16,507 $ 15,863
184283229.LC.FTS.B, 19.44%, 1/01/27 ... 11,401 10,923
184379539.LC.FTS.B, 12.19%, 1/02/27 ... 21,555 20,368
183267202.LC.FTS.B, 12.99%, 1/05/27 ... 10,462 8,014
183888494.LC.FTS.B, 17.99%, 1/06/27 ... 6,941 6,720
184927724.LC.FTS.B, 22.49%, 1/11/27 ... 17,642 17,316
184934200.LC.FTS.B, 23.49%, 1/11/27 ... 23,148 22,675
184924956.LC.FTS.B, 24.99%, 1/16/27 ... 15,588 15,166
182753052.LC.FTS.B, 15%, 3/16/27 ..... 19,075 15,882
183844253.LC.FTS.B, 15%, 3/20/27 ..... 22,233 16,941
184033235.LC.FTS.B, 15%, 3/24/27 ..... 19,198 15,830
183426450.LC.FTS.B, Zero Cpn, 3/31/27 . 28,531 –
183687642.LC.FTS.B, 15.99%, 4/15/27 ... 19,313 1,841
183682790.LC.FTS.B, 16.44%, 5/03/27 ... 25,785 2,460
183766454.LC.FTS.B, 16.99%, 5/10/27 ... 16,660 2,924
182718150.LC.FTS.B, 24.99%, 5/12/27 ... 6,338 775
182926067.LC.FTS.B, 20.99%, 5/15/27 ... 20,489 –
184163017.LC.FTS.B, 13.19%, 6/17/27 ... 13,471 1,284
183252907.LC.FTS.B, 15%, 6/17/27 ..... 11,892 8,966
183437929.LC.FTS.B, 10%, 6/30/27 ..... 20,211 15,752
184020224.LC.FTS.B, 23.19%, 7/19/27 ... 16,849 2,086
182097380.LC.FTS.B, 5%, 7/28/27 ...... 13,021 10,864
184211532.LC.FTS.B, 21.99%, 7/28/27 ... 28,771 22,712
184064152.LC.FTS.B, 19.49%, 8/13/27 ... 17,729 2,131
183653450.LC.FTS.B, 23.99%, 9/25/27 ... 14,307 14,126
183362865.LC.FTS.B, 20.99%, 9/26/27 ... 24,571 18,352
182185437.LC.FTS.B, 5%, 10/29/27 ..... 14,163 10,895
184041474.LC.FTS.B, 5%, 12/15/27 ..... 21,578 2,796
183767102.LC.FTS.B, 5%, 12/31/27 ..... 19,911 5,707
171339542.LC.FTS.B, 10.81%, 11/03/33 .. 104 103
171698001.LC.FTS.B, 10.81%, 11/04/33 .. 970 969
171902167.LC.FTS.B, 8.46%, 11/10/33 ... 376 375
171872747.LC.FTS.B, 9.02%, 11/10/33 ... 631 630
171898688.LC.FTS.B, 10.81%, 11/10/33 .. 809 808
171972764.LC.FTS.B, 8.46%, 11/13/33 ... 470 469
172021697.LC.FTS.B, 10.81%, 11/13/33 .. 776 776
171404953.LC.FTS.B, 10.19%, 11/15/33 .. 131 131
171895455.LC.FTS.B, 9.56%, 11/21/33 ... 474 473
7,072,251
Prosper Funding LLC
1613502.PS.FTS.B, 15.1%, 8/11/24 ..... 1,604 1,585
1613526.PS.FTS.B, 19.1%, 8/11/24 ..... 3,371 3,353
1604114.PS.FTS.B, 12.5%, 8/12/24 ..... 6,324 6,232
1607545.PS.FTS.B, 12.7%, 8/12/24 ..... 4,754 4,684
1607185.PS.FTS.B, 17.1%, 8/12/24 ..... 1,984 1,981
1603763.PS.FTS.B, 19.8%, 8/12/24 ..... 3,474 –
1613868.PS.FTS.B, 19.8%, 8/12/24 ..... 3,818 2,485
1607575.PS.FTS.B, 20%, 8/12/24 ....... 1,699 1,696
1603826.PS.FTS.B, 20.9%, 8/12/24 ..... 685 684
1603754.PS.FTS.B, 21.49%, 8/12/24 .... 3,446 3,440
1613529.PS.FTS.B, 14.89%, 8/13/24 .... 2,756 2,715
1614891.PS.FTS.B, 16.7%, 8/13/24 ..... 1,647 1,628
1604669.PS.FTS.B, 19.8%, 8/13/24 ..... 679 676
1615005.PS.FTS.B, 20.1%, 8/13/24 ..... 3,213 905
1615146.PS.FTS.B, 20.8%, 8/13/24 ..... 684 683
1608406.PS.FTS.B, 18.11%, 8/15/24 .... 6,704 6,610
1606436.PS.FTS.B, 28.64%, 8/17/24 .... 1,839 1,886

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1611391.PS.FTS.B, 14.2%, 8/19/24 ..... $ 4,661 $ 4,591
1608574.PS.FTS.B, 20.1%, 8/21/24 ..... 751 749
1610068.PS.FTS.B, 20%, 8/22/24 ....... 1,713 1,709
1618998.PS.FTS.B, 12.79%, 8/23/24 .... 11,099 10,958
1620645.PS.FTS.B, 16.6%, 8/25/24 ..... 1,975 1,961
1614574.PS.FTS.B, 27.56%, 8/26/24 .... 3,640 3,673
1615534.PS.FTS.B, 15.9%, 8/27/24 ..... 620 462
1611857.PS.FTS.B, 16.4%, 8/27/24 ..... 2,154 2,140
1610723.PS.FTS.B, 16.9%, 9/03/24 ..... 2,186 2,159
1606394.PS.FTS.B, 20.9%, 9/15/24 ..... 3,028 3,017
1633506.PS.FTS.B, 12.2%, 9/20/24 ..... 4,138 4,076
1612025.PS.FTS.B, 15.6%, 9/20/24 ..... 1,156 1,145
1623956.PS.FTS.B, 12.3%, 9/21/24 ..... 2,175 2,143
1634463.PS.FTS.B, 13.05%, 9/21/24 .... 695 685
1623944.PS.FTS.B, 13.36%, 9/21/24 .... 5,926 5,840
1634445.PS.FTS.B, 13.9%, 9/21/24 ..... 17,341 –
1627612.PS.FTS.B, 15.1%, 9/21/24 ..... 1,771 1,753
1627369.PS.FTS.B, 15.4%, 9/21/24 ..... 8,882 8,789
1634439.PS.FTS.B, 16.57%, 9/21/24 .... 1,795 1,776
1634433.PS.FTS.B, 17.05%, 9/21/24 .... 6,121 –
1627600.PS.FTS.B, 18.41%, 9/21/24 .... 2,857 2,826
1635159.PS.FTS.B, 11.89%, 9/22/24 .... 6,615 6,580
1635285.PS.FTS.B, 13.36%, 9/22/24 .... 6,969 6,873
1635147.PS.FTS.B, 16%, 9/22/24 ....... 3,590 3,544
1624508.PS.FTS.B, 18.41%, 9/22/24 .... 1,826 1,807
1635003.PS.FTS.B, 20.01%, 9/22/24 .... 2,222 2,227
1628974.PS.FTS.B, 11.6%, 9/23/24 ..... 4,114 4,056
1625759.PS.FTS.B, 13.8%, 9/24/24 ..... 8,620 8,500
1625753.PS.FTS.B, 14.7%, 9/24/24 ..... 1,891 1,868
1618596.PS.FTS.B, 14.7%, 9/27/24 ..... 2,538 2,503
1630810.PS.FTS.B, 14.79%, 9/27/24 .... 9,580 9,500
1637601.PS.FTS.B, 15.4%, 9/27/24 ..... 9,605 9,525
1628129.PS.FTS.B, 13.05%, 9/28/24 .... 2,264 2,234
1630930.PS.FTS.B, 13.2%, 9/28/24 ..... 1,503 1,483
1631206.PS.FTS.B, 13.66%, 9/28/24 .... 2,276 2,246
1631650.PS.FTS.B, 14.39%, 9/28/24 .... 3,818 3,788
1638273.PS.FTS.B, 16.43%, 9/28/24 .... 2,527 2,507
1627844.PS.FTS.B, 16.61%, 9/28/24 .... 1,947 1,931
1632436.PS.FTS.B, 15%, 9/29/24 ....... 2,687 2,667
1627211.PS.FTS.B, 18.41%, 9/29/24 .... 4,436 4,387
1628788.PS.FTS.B, 18.5%, 10/01/24 .... 784 784
1624058.PS.FTS.B, 12.9%, 10/04/24 .... 3,824 3,751
1640814.PS.FTS.B, 13.87%, 10/04/24 ... 5,133 5,037
1645020.PS.FTS.B, 11.86%, 10/08/24 .... 5,600 5,490
1634696.PS.FTS.B, 13.66%, 10/08/24 ... 2,656 2,604
1638691.PS.FTS.B, 11.6%, 10/12/24 .... 9,311 9,137
1645047.PS.FTS.B, 13.05%, 10/14/24 ... 2,496 2,451
1655031.PS.FTS.B, 26.51%, 10/26/24 ... 2,118 2,140
1645625.PS.FTS.B, 13.7%, 10/27/24 .... 4,090 4,028
1656195.PS.FTS.B, 12.3%, 10/28/24 .... 5,860 5,771
1646078.PS.FTS.B, 12.43%, 10/28/24 ... 5,044 4,957
1656237.PS.FTS.B, 13.68%, 10/28/24 ... 1,431 1,417
1649647.PS.FTS.B, 15.29%, 10/28/24 ... 4,561 4,515
1646081.PS.FTS.B, 16.43%, 10/28/24 ... 5,442 5,387
1649827.PS.FTS.B, 17%, 10/28/24 ...... 2,120 2,120
1646261.PS.FTS.B, 18.26%, 10/28/24 ... 11,733 11,614
1657158.PS.FTS.B, 10.8%, 10/29/24 .... 3,191 3,143
1657215.PS.FTS.B, 14.6%, 10/29/24 .... 846 838
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1649938.PS.FTS.B, 15.4%, 10/29/24 .... $ 2,490 $ 2,466
1650670.PS.FTS.B, 16.3%, 10/29/24 .... 836 840
1647092.PS.FTS.B, 16.9%, 10/29/24 .... 14,710 14,566
1656627.PS.FTS.B, 17%, 10/29/24 ...... 7,151 7,192
1647332.PS.FTS.B, 22.6%, 10/29/24 .... 881 892
1652014.PS.FTS.B, 13.36%, 11/02/24 .... 2,771 2,707
1648529.PS.FTS.B, 19.5%, 11/02/24 .... 849 838
1648733.PS.FTS.B, 21.2%, 11/02/24 .... 15,243 14,909
1651427.PS.FTS.B, 10.5%, 11/05/24 .... 1,193 1,166
1654330.PS.FTS.B, 11.4%, 11/05/24 ..... 2,003 1,959
1654084.PS.FTS.B, 13.4%, 11/05/24 .... 1,631 1,597
1651250.PS.FTS.B, 16.83%, 11/05/24 .... 5,035 4,985
1652180.PS.FTS.B, 12.1%, 11/08/24 .... 12,650 1,700
1664829.PS.FTS.B, 12.95%, 11/08/24 .... 4,411 4,324
1658140.PS.FTS.B, 13.9%, 11/08/24 .... 2,063 2,018
1652381.PS.FTS.B, 18.9%, 11/08/24 .... 10,826 10,700
1652924.PS.FTS.B, 12.5%, 11/09/24 .... 6,068 5,937
1665921.PS.FTS.B, 13.4%, 11/09/24 .... 2,242 2,199
1665951.PS.FTS.B, 14.52%, 11/09/24 .... 1,323 853
1665984.PS.FTS.B, 14.63%, 11/09/24 .... 7,285 7,128
1665879.PS.FTS.B, 15.1%, 11/09/24 .... 5,020 219
1652945.PS.FTS.B, 17.54%, 11/09/24 .... 1,055 1,047
1659139.PS.FTS.B, 18.41%, 11/09/24 .... 3,359 3,294
1654091.PS.FTS.B, 15.9%, 11/10/24 .... 3,177 3,109
1648630.PS.FTS.B, 22.6%, 11/10/24 .... 2,020 2,032
1655651.PS.FTS.B, 12.87%, 11/15/24 .... 1,217 1,193
1662703.PS.FTS.B, 16%, 11/15/24 ...... 4,186 4,115
1663073.PS.FTS.B, 18.41%, 11/29/24 .... 2,273 2,246
1651826.PS.FTS.B, 11.7%, 12/02/24 .... 6,598 6,427
1685280.PS.FTS.B, 12.3%, 12/14/24 .... 7,792 7,618
1685958.PS.FTS.B, 11.4%, 12/15/24 .... 1,576 1,545
1672952.PS.FTS.B, 12%, 12/15/24 ...... 1,141 1,113
1672970.PS.FTS.B, 13.5%, 12/15/24 .... 3,935 3,848
1685973.PS.FTS.B, 16%, 12/15/24 ...... 3,123 3,063
1686549.PS.FTS.B, 13%, 12/16/24 ...... 3,919 3,833
1687008.PS.FTS.B, 19%, 12/16/24 ...... 1,425 1,411
1674656.PS.FTS.B, 10.89%, 12/17/24 ... 6,418 6,279
1680451.PS.FTS.B, 12.3%, 12/17/24 .... 823 806
1674668.PS.FTS.B, 12.65%, 12/17/24 ... 4,341 4,248
1674647.PS.FTS.B, 13.1%, 12/17/24 .... 4,103 4,027
1680760.PS.FTS.B, 19.91%, 12/17/24 ... 920 915
1685979.PS.FTS.B, 13.7%, 12/18/24 .... 4,391 4,295
1651004.PS.FTS.B, 16.6%, 12/18/24 .... 5,529 5,388
1681975.PS.FTS.B, 24.51%, 12/21/24 ... 2,383 2,393
1684660.PS.FTS.B, 20.79%, 12/24/24 ... 4,151 4,134
1687806.PS.FTS.B, 14.7%, 12/31/24 .... 7,148 6,979
1692690.PS.FTS.B, 19.1%, 1/02/25 ..... 1,132 1,120
1630058.PS.FTS.B, 19.3%, 1/16/25 ..... 2,330 2,290
1603442.PS.FTS.B, 18.2%, 7/20/25 ..... 4,755 4,611
1605017.PS.FTS.B, 19%, 7/22/25 ....... 9,516 9,218
1672340.PS.FTS.B, 15.1%, 11/14/25 .... 12,536 11,956
1613484.PS.FTS.B, 16.93%, 8/11/26 .... 17,399 16,892
1613481.PS.FTS.B, 19.78%, 8/11/26 .... 10,236 10,168
1604105.PS.FTS.B, 13.74%, 8/12/26 .... 19,457 18,870
1614300.PS.FTS.B, 13.8%, 8/12/26 ..... 17,101 16,645
1613874.PS.FTS.B, 15.2%, 8/12/26 ..... 6,569 6,381
1614279.PS.FTS.B, 15.9%, 8/12/26 ..... 6,278 6,098
1614306.PS.FTS.B, 18.5%, 8/12/26 ..... 13,507 13,428

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1613892.PS.FTS.B, 19.18%, 8/12/26 .... $ 4,379 $ 4,366
1603802.PS.FTS.B, 20.3%, 8/12/26 ..... 6,852 6,810
1607554.PS.FTS.B, 20.9%, 8/12/26 ..... 5,852 5,816
1603823.PS.FTS.B, 28.4%, 8/12/26 ..... 1,455 1,485
1607647.PS.FTS.B, 15%, 8/13/26 ....... 5,246 5,098
1615164.PS.FTS.B, 17%, 8/13/26 ....... 6,824 6,769
1614735.PS.FTS.B, 18.73%, 8/13/26 .... 8,119 7,887
1607977.PS.FTS.B, 25.48%, 8/13/26 .... 3,207 3,278
1604924.PS.FTS.B, 28.4%, 8/13/26 ..... 4,729 4,830
1605023.PS.FTS.B, 14.2%, 8/16/26 ..... 13,024 12,642
1605623.PS.FTS.B, 16.64%, 8/16/26 .... 7,980 7,761
1608526.PS.FTS.B, 19.78%, 8/16/26 .... 5,459 5,437
1604936.PS.FTS.B, 25%, 8/16/26 ....... 1,424 1,455
1616271.PS.FTS.B, 12.5%, 8/17/26 ..... 7,697 7,483
1609138.PS.FTS.B, 16.18%, 8/17/26 .... 9,936 9,646
1609525.PS.FTS.B, 17%, 8/17/26 ....... 4,639 3,962
1611388.PS.FTS.B, 15.8%, 8/19/26 ..... 17,044 16,630
1608082.PS.FTS.B, 12.8%, 8/20/26 ..... 9,678 9,388
1608397.PS.FTS.B, 20.3%, 8/21/26 ..... 5,867 5,844
1612375.PS.FTS.B, 14.29%, 8/23/26 .... 6,517 6,370
1609286.PS.FTS.B, 15.2%, 8/23/26 ..... 1,724 1,689
1610333.PS.FTS.B, 14.39%, 8/24/26 .... 2,609 2,545
1613140.PS.FTS.B, 14.7%, 8/24/26 ..... 6,847 1,582
1620525.PS.FTS.B, 16.4%, 8/24/26 ..... 3,982 3,892
1606978.PS.FTS.B, 13.3%, 8/25/26 ..... 8,710 8,460
1606780.PS.FTS.B, 29.08%, 8/25/26 .... 5,234 5,325
1622217.PS.FTS.B, 16.7%, 8/27/26 ..... 4,204 4,052
1604606.PS.FTS.B, 29.74%, 9/07/26 .... 7,662 7,776
1625707.PS.FTS.B, 11.7%, 9/16/26 ..... 17,008 16,528
1626049.PS.FTS.B, 15.18%, 9/17/26 .... 16,460 15,980
1633221.PS.FTS.B, 18.13%, 9/17/26 .... 24,124 23,424
1632897.PS.FTS.B, 18.48%, 9/17/26 .... 13,796 13,765
1627039.PS.FTS.B, 12.7%, 9/20/26 ..... 2,632 2,557
1627618.PS.FTS.B, 11.79%, 9/21/26 .... 7,181 6,980
1634841.PS.FTS.B, 11.79%, 9/21/26 .... 7,834 7,614
1627615.PS.FTS.B, 14.7%, 9/21/26 ..... 3,346 3,262
1628728.PS.FTS.B, 12.5%, 9/22/26 ..... 4,598 4,470
1628947.PS.FTS.B, 12.5%, 9/23/26 ..... 7,225 7,025
1635732.PS.FTS.B, 12.7%, 9/23/26 ..... 8,553 8,317
1635660.PS.FTS.B, 12.87%, 9/23/26 .... 6,589 6,407
1625255.PS.FTS.B, 13.2%, 9/23/26 ..... 5,286 5,140
1636926.PS.FTS.B, 11.6%, 9/24/26 ..... 7,495 7,290
1625639.PS.FTS.B, 12.7%, 9/24/26 ..... 7,814 7,601
1629340.PS.FTS.B, 12.9%, 9/24/26 ..... 4,484 4,361
1636506.PS.FTS.B, 15.18%, 9/24/26 .... 10,994 9,006
1634442.PS.FTS.B, 13.93%, 9/26/26 .... 6,330 6,143
1630456.PS.FTS.B, 12.76%, 9/27/26 .... 10,108 9,837
1630462.PS.FTS.B, 13.5%, 9/27/26 ..... 405 401
1630438.PS.FTS.B, 15.29%, 9/27/26 .... 6,877 6,719
1630432.PS.FTS.B, 15.9%, 9/27/26 ..... 8,292 8,100
1628431.PS.FTS.B, 16.64%, 9/30/26 .... 8,030 7,795
1627061.PS.FTS.B, 19.5%, 10/01/26 .... 17,543 17,528
1624733.PS.FTS.B, 16.33%, 10/05/26 ... 4,564 4,430
1634613.PS.FTS.B, 14.39%, 10/14/26 ... 6,934 1,516
1636347.PS.FTS.B, 12.9%, 10/17/26 .... 17,225 16,706
1655010.PS.FTS.B, 19%, 10/26/26 ...... 5,128 219
1648657.PS.FTS.B, 10.4%, 10/27/26 .... 10,159 9,864
1648981.PS.FTS.B, 10.7%, 10/27/26 .... 16,640 3,605
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1645613.PS.FTS.B, 12.62%, 10/27/26 ... $ 9,296 $ 9,037
1655382.PS.FTS.B, 12.8%, 10/27/26 .... 24,135 23,461
1655400.PS.FTS.B, 13.7%, 10/27/26 .... 4,167 4,064
1648636.PS.FTS.B, 15.2%, 10/27/26 .... 1,405 1,370
1645256.PS.FTS.B, 16.33%, 10/27/26 ... 5,668 5,526
1645280.PS.FTS.B, 18.78%, 10/27/26 ... 14,785 14,785
1645934.PS.FTS.B, 10.5%, 10/28/26 .... 5,416 5,266
1649521.PS.FTS.B, 13.4%, 10/28/26 .... 8,509 1,958
1649530.PS.FTS.B, 13.5%, 10/28/26 .... 4,868 4,738
1649821.PS.FTS.B, 13.66%, 10/28/26 ... 6,903 6,721
1649653.PS.FTS.B, 14.7%, 10/28/26 .... 4,689 4,574
1646096.PS.FTS.B, 15.1%, 10/28/26 .... 4,212 4,109
1646336.PS.FTS.B, 16.33%, 10/28/26 ... 14,186 13,805
1656207.PS.FTS.B, 23.64%, 10/28/26 ... 18,213 18,202
1646984.PS.FTS.B, 10.08%, 10/29/26 ... 8,095 7,874
1657014.PS.FTS.B, 10.5%, 10/29/26 .... 23,693 23,044
1650649.PS.FTS.B, 13.8%, 10/29/26 .... 5,538 5,405
1657059.PS.FTS.B, 17%, 10/29/26 ...... 11,391 11,407
1646327.PS.FTS.B, 13.8%, 10/31/26 .... 13,916 13,515
1657476.PS.FTS.B, 13.8%, 11/01/26 .... 10,419 10,050
1658550.PS.FTS.B, 9.45%, 11/02/26 .... 10,063 9,718
1649888.PS.FTS.B, 11.2%, 11/03/26 ..... 16,332 15,773
1651424.PS.FTS.B, 10.8%, 11/05/26 .... 8,140 7,865
1651418.PS.FTS.B, 11.6%, 11/05/26 ..... 1,365 1,319
1650998.PS.FTS.B, 12.7%, 11/05/26 .... 10,330 9,980
1661079.PS.FTS.B, 15.1%, 11/05/26 .... 18,940 18,293
1654321.PS.FTS.B, 16%, 11/05/26 ...... 7,769 7,665
1660986.PS.FTS.B, 16.8%, 11/05/26 .... 17,760 17,149
1661409.PS.FTS.B, 21.18%, 11/05/26 .... 6,365 3,658
1654327.PS.FTS.B, 22.55%, 11/05/26 .... 5,955 6,004
1651841.PS.FTS.B, 15.4%, 11/08/26 .... 3,867 3,739
1665054.PS.FTS.B, 16.93%, 11/08/26 .... 17,137 16,565
1653053.PS.FTS.B, 11.55%, 11/09/26 .... 4,777 4,620
1665906.PS.FTS.B, 11.7%, 11/09/26 ..... 5,466 5,286
1652894.PS.FTS.B, 12.7%, 11/09/26 .... 6,481 6,270
1658878.PS.FTS.B, 12.98%, 11/09/26 .... 17,254 16,685
1658887.PS.FTS.B, 13.8%, 11/09/26 .... 10,313 9,975
1659130.PS.FTS.B, 15.18%, 11/09/26 .... 9,827 9,504
1652711.PS.FTS.B, 16.2%, 11/09/26 ..... 8,841 8,741
1665696.PS.FTS.B, 19%, 11/09/26 ...... 12,650 –
1659106.PS.FTS.B, 22.55%, 11/09/26 .... 6,321 6,388
1659562.PS.FTS.B, 26.43%, 11/09/26 .... 11,370 11,536
1654496.PS.FTS.B, 11.79%, 11/10/26 .... 6,837 6,614
1667139.PS.FTS.B, 14.38%, 11/10/26 .... 11,860 11,470
1660783.PS.FTS.B, 11.7%, 11/12/26 ..... 12,298 11,901
1668165.PS.FTS.B, 22.6%, 11/12/26 .... 3,699 3,764
1659238.PS.FTS.B, 10.8%, 11/15/26 .... 5,097 4,923
1656380.PS.FTS.B, 10.9%, 11/15/26 .... 5,440 5,262
1658161.PS.FTS.B, 13.3%, 11/15/26 .... 5,908 5,701
1653980.PS.FTS.B, 13.7%, 11/15/26 .... 10,472 10,111
1653277.PS.FTS.B, 13.8%, 11/16/26 .... 16,793 16,181
1654759.PS.FTS.B, 11.89%, 11/19/26 .... 3,450 3,329
1660438.PS.FTS.B, 16%, 11/19/26 ...... 3,557 3,506
1672608.PS.FTS.B, 16%, 11/19/26 ...... 4,237 4,211
1665885.PS.FTS.B, 13.7%, 11/20/26 .... 17,451 16,844
1645619.PS.FTS.B, 18.78%, 11/20/26 .... 9,577 9,479
1651010.PS.FTS.B, 10.8%, 11/21/26 .... 10,156 9,814
1659142.PS.FTS.B, 14.6%, 11/21/26 .... 5,642 5,445

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1659127.PS.FTS.B, 16.8%, 11/27/26 .... $ 14,629 $ 14,116
1656341.PS.FTS.B, 15.29%, 12/09/26 ... 12,133 11,683
1667304.PS.FTS.B, 13.48%, 12/10/26 ... 25,094 24,210
1668453.PS.FTS.B, 9.62%, 12/14/26 .... 9,625 1,185
1678408.PS.FTS.B, 10.5%, 12/14/26 .... 2,950 2,894
1672670.PS.FTS.B, 12%, 12/14/26 ...... 4,902 4,741
1685286.PS.FTS.B, 12.5%, 12/14/26 .... 4,920 4,758
1678405.PS.FTS.B, 13.8%, 12/14/26 .... 10,647 10,297
1672667.PS.FTS.B, 18.78%, 12/14/26 ... 8,676 8,569
1685589.PS.FTS.B, 22.8%, 12/14/26 .... 8,048 8,027
1679083.PS.FTS.B, 10.5%, 12/15/26 .... 13,845 13,904
1679473.PS.FTS.B, 14.68%, 12/15/26 ... 14,287 13,819
1679077.PS.FTS.B, 15.12%, 12/15/26 ... 14,333 13,865
1685964.PS.FTS.B, 15.29%, 12/15/26 ... 14,351 13,882
1672964.PS.FTS.B, 28.23%, 12/15/26 ... 7,797 7,907
1680172.PS.FTS.B, 13.4%, 12/16/26 .... 8,492 8,220
1687065.PS.FTS.B, 16.4%, 12/16/26 .... 13,788 13,312
1680709.PS.FTS.B, 10.5%, 12/17/26 .... 13,845 13,400
1687677.PS.FTS.B, 18.4%, 12/17/26 .... 14,667 14,509
1674683.PS.FTS.B, 19%, 12/17/26 ...... 5,891 5,827
1680733.PS.FTS.B, 26.5%, 12/17/26 .... 6,176 6,273
1681081.PS.FTS.B, 11.33%, 12/20/26 .... 6,636 6,419
1681270.PS.FTS.B, 13.08%, 12/20/26 ... 4,942 4,786
1679071.PS.FTS.B, 14.7%, 12/20/26 .... 17,921 17,299
1681027.PS.FTS.B, 25.9%, 12/20/26 .... 4,323 3,877
1677662.PS.FTS.B, 18.25%, 12/23/26 ... 16,117 15,993
1672658.PS.FTS.B, 18.4%, 12/31/26 .... 9,064 8,887
1608338.PS.FTS.B, 15.5%, 2/20/27 ..... 7,608 982
1630162.PS.FTS.B, 16.33%, 7/23/27 .... 19,103 9,346
1624370.PS.FTS.B, 16.18%, 8/21/27 .... 10,131 3,938
1,759,327
Upgrade, Inc.
23553668.UG.FTS.B, 29.69%, 10/15/24 .. 3,965 4,188
23546722.UG.FTS.B, 29.69%, 10/22/24 .. 5,952 6,294
23816823.UG.FTS.B, 25.82%, 10/24/24 .. 4,689 4,904
23793303.UG.FTS.B, 27.74%, 11/05/24 .. 10,151 10,647
24174311.UG.FTS.B, 29.69%, 11/05/24 .. 23,181 4,915
24254995.UG.FTS.B, 29.69%, 11/14/24 .. 13,139 3,066
24485661.UG.FTS.B, 29.69%, 11/18/24 .. 13,166 14,000
24631334.UG.FTS.B, 29.69%, 11/21/24 .. 8,907 9,434
24909623.UG.FTS.B, 27.74%, 12/02/24 .. 21,013 18,050
24677388.UG.FTS.B, 29.69%, 12/06/24 .. 6,417 6,793
24350035.UG.FTS.B, 28.99%, 12/10/24 .. 5,773 829
24672526.UG.FTS.B, 29.69%, 12/11/24 .. 11,309 11,937
24959142.UG.FTS.B, 29.69%, 12/15/24 .. 11,362 12,056
25312483.UG.FTS.B, 29.69%, 12/18/24 .. 8,164 8,676
25843226.UG.FTS.B, 28.99%, 1/07/25 ... 8,501 8,969
24789598.UG.FTS.B, 25.26%, 11/27/27 .. 103 103
25392723.UG.FTS.B, 25.26%, 9/30/28 ... 227 6
124,867
Upgrade, Inc. - Card
991123035.UG.FTS.B, 28.98%, 10/17/23 . 11 11
991047307.UG.FTS.B, 29.49%, 11/09/23 . – –
991034169.UG.FTS.B, 23.45%, 11/10/23 . – –
991030997.UG.FTS.B, 19.47%, 11/11/23 . – –
991036718.UG.FTS.B, 29.49%, 11/11/23 . – –
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991057788.UG.FTS.B, 29.49%, 11/11/23 . $ – $ –
991066988.UG.FTS.B, 29.49%, 11/11/23 . – –
991032115.UG.FTS.B, 20.47%, 11/12/23 . – –
991058895.UG.FTS.B, Zero Cpn, 11/15/23 – –
991070986.UG.FTS.B, 26.44%, 11/15/23 . – –
991262392.UG.FTS.B, 28.48%, 11/16/23 . – –
991064383.UG.FTS.B, 28.48%, 11/17/23 . – –
991267853.UG.FTS.B, 29.48%, 11/17/23 . – –
991118360.UG.FTS.B, 29.49%, 11/19/23 .. – –
991291675.UG.FTS.B, 28.48%, 11/20/23 . – –
991110444.UG.FTS.B, 25.44%, 11/21/23 .. – –
991250805.UG.FTS.B, 28.48%, 11/21/23 . – –
991107100.UG.FTS.B, 28.48%, 11/22/23 . – –
991188329.UG.FTS.B, 29.49%, 11/22/23 . – –
991113363.UG.FTS.B, 28.48%, 11/24/23 .. – –
991195763.UG.FTS.B, 29.49%, 11/24/23 . – –
991263261.UG.FTS.B, Zero Cpn, 11/25/23 – –
991200425.UG.FTS.B, 29.49%, 11/25/23 . – –
991286912.UG.FTS.B, 29.49%, 12/01/23 . – –
991379124.UG.FTS.B, 29.49%, 12/01/23 . – –
991349149.UG.FTS.B, 19.96%, 12/02/23 . 18 18
991345661.UG.FTS.B, 28.48%, 12/02/23 . 96 –
991331755.UG.FTS.B, 29.48%, 12/02/23 . 12 12
991332114.UG.FTS.B, 29.48%, 12/02/23 . 20 20
991346704.UG.FTS.B, 29.48%, 12/02/23 . 13 13
991382180.UG.FTS.B, 29.48%, 12/02/23 . 67 68
991340317.UG.FTS.B, 29.49%, 12/02/23 . 5 5
991346464.UG.FTS.B, 29.49%, 12/02/23 . 141 141
991361331.UG.FTS.B, 29.49%, 12/02/23 . 220 35
991365395.UG.FTS.B, 29.49%, 12/02/23 . 9 9
991190340.UG.FTS.B, 28.48%, 12/05/23 . 36 35
991192015.UG.FTS.B, 16.49%, 12/06/23 . 96 96
991227727.UG.FTS.B, 19.96%, 12/06/23 . 120 119
991203822.UG.FTS.B, 21.48%, 12/06/23 . 57 10
991252347.UG.FTS.B, 29.48%, 12/06/23 . – –
991191306.UG.FTS.B, 29.49%, 12/06/23 . 93 93
991357112.UG.FTS.B, 29.49%, 12/06/23 . 38 2
991226251.UG.FTS.B, Zero Cpn, 12/07/23 275 20
991198134.UG.FTS.B, 19.96%, 12/07/23 . 38 38
991432095.UG.FTS.B, 21.48%, 12/07/23 . 21 21
991304075.UG.FTS.B, 28.48%, 12/07/23 . 78 77
991197990.UG.FTS.B, 29.49%, 12/07/23 . 31 30
991198002.UG.FTS.B, 29.49%, 12/07/23 . 5 5
991203586.UG.FTS.B, 29.49%, 12/07/23 . 19 19
991204768.UG.FTS.B, 29.49%, 12/07/23 . 15 15
991206861.UG.FTS.B, 29.49%, 12/07/23 . 7 7
991218164.UG.FTS.B, Zero Cpn, 12/08/23 716 50
991249740.UG.FTS.B, Zero Cpn, 12/08/23 51 4
991289146.UG.FTS.B, Zero Cpn, 12/08/23 69 5
991250612.UG.FTS.B, 17.49%, 12/08/23 . 22 22
991291945.UG.FTS.B, 17.49%, 12/08/23 . 256 –
991207942.UG.FTS.B, 18.47%, 12/08/23 . 52 51
991337098.UG.FTS.B, 19.3%, 12/08/23 .. 52 52
991359463.UG.FTS.B, 19.96%, 12/08/23 . 127 18
991448491.UG.FTS.B, 23.45%, 12/08/23 . 41 40
991214878.UG.FTS.B, 28.48%, 12/08/23 . 105 14
991276602.UG.FTS.B, 28.48%, 12/08/23 . 82 82
991282274.UG.FTS.B, 28.48%, 12/08/23 . 64 9

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991321964.UG.FTS.B, 28.48%, 12/08/23 . $ 35 $ 35
991348273.UG.FTS.B, 28.48%, 12/08/23 . 143 144
991211631.UG.FTS.B, 29.46%, 12/08/23 . 31 31
991215376.UG.FTS.B, 29.47%, 12/08/23 . 69 69
991217829.UG.FTS.B, 29.47%, 12/08/23 . 17 17
991207166.UG.FTS.B, 29.48%, 12/08/23 . 31 31
991211029.UG.FTS.B, 29.48%, 12/08/23 . 358 142
991278845.UG.FTS.B, 29.48%, 12/08/23 . 17 17
991320725.UG.FTS.B, 29.48%, 12/08/23 . 15 15
991209755.UG.FTS.B, 29.49%, 12/08/23 . 46 45
991214817.UG.FTS.B, 29.49%, 12/08/23 . 39 39
991214975.UG.FTS.B, 29.49%, 12/08/23 . 54 54
991216594.UG.FTS.B, 29.49%, 12/08/23 . 84 84
991272424.UG.FTS.B, 29.49%, 12/08/23 . 45 45
991300678.UG.FTS.B, 29.49%, 12/08/23 . 12 12
991359124.UG.FTS.B, 20.47%, 12/09/23 . 45 44
991354238.UG.FTS.B, 20.96%, 12/09/23 . 78 78
991393014.UG.FTS.B, 28.48%, 12/09/23 . 16 16
991434948.UG.FTS.B, 28.48%, 12/09/23 . – –
991364368.UG.FTS.B, 29.49%, 12/09/23 . 113 17
991367687.UG.FTS.B, 29.49%, 12/09/23 . 60 31
991408941.UG.FTS.B, 29.49%, 12/09/23 . 15 15
991448905.UG.FTS.B, 29.49%, 12/09/23 . 111 111
991234278.UG.FTS.B, 26.44%, 12/10/23 . 171 170
991318209.UG.FTS.B, 27.99%, 12/10/23 . 39 5
991324549.UG.FTS.B, 29.48%, 12/10/23 . 4 4
991324857.UG.FTS.B, 29.49%, 12/10/23 . 1 1
991326232.UG.FTS.B, 29.49%, 12/10/23 . 28 28
991342513.UG.FTS.B, 29.49%, 12/10/23 . 115 115
991368001.UG.FTS.B, 29.49%, 12/10/23 . 34 33
991402670.UG.FTS.B, 29.49%, 12/10/23 . 30 29
991431724.UG.FTS.B, 29.49%, 12/10/23 . 10 10
991448540.UG.FTS.B, 15.47%, 12/11/23 . 86 85
991357205.UG.FTS.B, 28.48%, 12/11/23 . – –
991316785.UG.FTS.B, 29.49%, 12/11/23 . 15 15
991338974.UG.FTS.B, 29.49%, 12/11/23 . 19 8
991361596.UG.FTS.B, 29.49%, 12/11/23 . 215 13
991373643.UG.FTS.B, 29.49%, 12/11/23 . 8 8
991399394.UG.FTS.B, 29.49%, 12/11/23 . 13 13
991400100.UG.FTS.B, 29.49%, 12/11/23 . 16 8
991353250.UG.FTS.B, 18.71%, 12/12/23 . 44 43
991364577.UG.FTS.B, 19.3%, 12/12/23 .. 16 16
991327492.UG.FTS.B, 25.44%, 12/12/23 . 71 71
991331674.UG.FTS.B, 29.48%, 12/12/23 . 33 33
991304451.UG.FTS.B, 29.49%, 12/12/23 . – –
991317469.UG.FTS.B, 29.49%, 12/12/23 . 37 20
991356769.UG.FTS.B, 29.49%, 12/12/23 . 51 26
991424465.UG.FTS.B, 29.49%, 12/12/23 . 138 137
991332222.UG.FTS.B, Zero Cpn, 12/13/23 76 5
991438897.UG.FTS.B, 17.47%, 12/13/23 . 10 10
991287740.UG.FTS.B, 17.49%, 12/13/23 . 34 34
991284086.UG.FTS.B, 18.71%, 12/13/23 . 34 34
991398313.UG.FTS.B, 19.3%, 12/13/23 .. 19 19
991309000.UG.FTS.B, 20.96%, 12/13/23 . 11 11
991336028.UG.FTS.B, 29.48%, 12/13/23 . 9 9
991335642.UG.FTS.B, 29.49%, 12/13/23 . 20 20
991336926.UG.FTS.B, 29.49%, 12/13/23 . 18 18
991361169.UG.FTS.B, 29.49%, 12/13/23 . 84 84
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991428519.UG.FTS.B, 29.49%, 12/13/23 . $ 43 $ 3
991331167.UG.FTS.B, 16.49%, 12/15/23 . 148 148
991265681.UG.FTS.B, 18.71%, 12/15/23 . 14 14
991387743.UG.FTS.B, 18.71%, 12/15/23 . 199 199
991268786.UG.FTS.B, 19.3%, 12/15/23 .. 18 18
991399812.UG.FTS.B, 19.3%, 12/15/23 .. 196 196
991265527.UG.FTS.B, 20.47%, 12/15/23 . 23 23
991270303.UG.FTS.B, 20.47%, 12/15/23 . – –
991288025.UG.FTS.B, 20.96%, 12/15/23 . 10 10
991364787.UG.FTS.B, 22.45%, 12/15/23 . 33 33
991448152.UG.FTS.B, 22.45%, 12/15/23 . 18 18
991260304.UG.FTS.B, 22.47%, 12/15/23 . 4 4
991390117.UG.FTS.B, 15.47%, 12/16/23 . 47 47
991264118.UG.FTS.B, 16.49%, 12/16/23 . 56 55
991265066.UG.FTS.B, 17.49%, 12/16/23 . 20 20
991459556.UG.FTS.B, 17.49%, 12/16/23 . 23 4
991376799.UG.FTS.B, 19.3%, 12/16/23 .. 125 125
991343699.UG.FTS.B, 20.96%, 12/16/23 . 53 53
991407871.UG.FTS.B, 16.49%, 12/17/23 . 29 29
991334320.UG.FTS.B, 18.71%, 12/17/23 . 17 17
991334732.UG.FTS.B, 18.71%, 12/17/23 . 49 49
991331047.UG.FTS.B, 19.96%, 12/17/23 . 12 12
991320917.UG.FTS.B, 21.48%, 12/17/23 . 203 202
991100252.UG.FTS.B, 29.49%, 12/17/23 . 37 36
991470545.UG.FTS.B, Zero Cpn, 12/18/23 – –
991407328.UG.FTS.B, 15%, 12/18/23 .... 36 3
991354731.UG.FTS.B, 18.71%, 12/18/23 . 8 8
991173118.UG.FTS.B, 19.99%, 12/18/23 . 3 3
991309417.UG.FTS.B, 20.47%, 12/18/23 . 245 21
991298110.UG.FTS.B, 21.48%, 12/18/23 . – –
991429423.UG.FTS.B, 17.47%, 12/19/23 . 15 15
991317582.UG.FTS.B, 17.49%, 12/19/23 . 31 31
991467590.UG.FTS.B, 17.49%, 12/19/23 . 3 3
991308110.UG.FTS.B, 18.47%, 12/19/23 . 12 12
991287925.UG.FTS.B, 19.3%, 12/19/23 .. 37 36
991511200.UG.FTS.B, 19.3%, 12/19/23 .. 17 17
991433616.UG.FTS.B, 20.96%, 12/19/23 . 5 5
991414126.UG.FTS.B, 21.48%, 12/19/23 . 46 46
991367322.UG.FTS.B, 22.47%, 12/19/23 . 46 3
991325118.UG.FTS.B, 16.49%, 12/20/23 . 34 34
991295957.UG.FTS.B, 17.49%, 12/20/23 . 18 18
991358233.UG.FTS.B, 17.49%, 12/20/23 . 97 97
991432644.UG.FTS.B, 17.49%, 12/20/23 . 16 16
991366147.UG.FTS.B, 18.47%, 12/20/23 . 5 5
991496764.UG.FTS.B, 18.47%, 12/20/23 . 96 96
991363259.UG.FTS.B, 19.3%, 12/20/23 .. 15 15
991373067.UG.FTS.B, 19.3%, 12/20/23 .. 46 46
991523610.UG.FTS.B, 19.96%, 12/20/23 . 50 49
991427426.UG.FTS.B, 20.47%, 12/20/23 . 277 276
991494550.UG.FTS.B, 21.48%, 12/20/23 . 16 16
991315452.UG.FTS.B, 22.47%, 12/20/23 . – –
991448015.UG.FTS.B, 19.96%, 12/21/23 . 93 93
991505059.UG.FTS.B, 21.48%, 12/21/23 . 15 15
991158478.UG.FTS.B, 29.49%, 12/27/23 . 118 119
991158195.UG.FTS.B, 19.99%, 12/28/23 . 14 13
990984188.UG.FTS.B, 28.48%, 1/19/24 .. 37 34
991162513.UG.FTS.B, 28.48%, 1/23/24 .. 39 39
991128711.UG.FTS.B, 28.98%, 1/23/24 .. 5 5

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991124803.UG.FTS.B, 29.49%, 2/06/24 .. $ 59 $ 54
991418451.UG.FTS.B, 29.49%, 2/07/24 .. 13 13
991024808.UG.FTS.B, 29.49%, 2/08/24 .. 35 14
991074883.UG.FTS.B, 29.48%, 2/09/24 .. 391 –
991070551.UG.FTS.B, 29.49%, 2/09/24 .. 345 348
991072454.UG.FTS.B, 29.49%, 2/09/24 .. 59 10
991408874.UG.FTS.B, 20.47%, 2/10/24 .. 22 1
991046688.UG.FTS.B, 18.71%, 2/11/24 .. 77 35
991066592.UG.FTS.B, 23.45%, 2/12/24 .. 29 29
991057953.UG.FTS.B, 25.45%, 2/13/24 .. 135 134
991075400.UG.FTS.B, 28.48%, 2/15/24 .. 35 –
991154165.UG.FTS.B, 29.49%, 2/16/24 .. 18 18
991108107.UG.FTS.B, 29.49%, 2/17/24 .. 19 19
991190202.UG.FTS.B, 29.49%, 2/19/24 .. 20 20
991114808.UG.FTS.B, Zero Cpn, 2/20/24 . 41 3
991163098.UG.FTS.B, 29.49%, 2/20/24 .. 65 6
991149182.UG.FTS.B, 28.48%, 2/21/24 .. 82 72
991127249.UG.FTS.B, 29.48%, 2/23/24 .. 190 192
991117874.UG.FTS.B, 29.49%, 2/23/24 .. 31 31
991221375.UG.FTS.B, 18.47%, 2/24/24 .. 23 23
991155085.UG.FTS.B, 21.48%, 2/27/24 .. 36 –
991233145.UG.FTS.B, 28.48%, 2/28/24 .. 18 17
991178587.UG.FTS.B, 19.96%, 2/29/24 .. 171 155
991218571.UG.FTS.B, 27.95%, 3/05/24 .. 365 –
991123520.UG.FTS.B, Zero Cpn, 3/17/24 . 32 2
991200208.UG.FTS.B, 28.48%, 3/18/24 .. 23 20
991107592.UG.FTS.B, 29.49%, 3/20/24 .. 121 –
991217199.UG.FTS.B, 29.49%, 3/21/24 .. 35 36
991131638.UG.FTS.B, 21.48%, 3/25/24 .. 108 107
991193180.UG.FTS.B, 28.98%, 3/28/24 .. 25 21
991026911.UG.FTS.B, 28.98%, 4/09/24 .. 16 15
991301519.UG.FTS.B, 17.49%, 4/10/24 .. 174 1
991130453.UG.FTS.B, 29.49%, 4/17/24 .. 57 51
991285666.UG.FTS.B, 29.49%, 4/17/24 .. 14 13
991135715.UG.FTS.B, 29.49%, 4/23/24 .. 27 24
991132191.UG.FTS.B, 20.47%, 4/25/24 .. 24 21
991052158.UG.FTS.B, 29.49%, 5/09/24 .. 44 36
991232706.UG.FTS.B, 21.98%, 5/13/24 .. 39 14
991078707.UG.FTS.B, 23.45%, 5/13/24 .. 56 –
991102218.UG.FTS.B, 21.48%, 5/20/24 .. 40 40
991149901.UG.FTS.B, 29.48%, 5/27/24 .. 44 –
991167434.UG.FTS.B, 29.48%, 5/29/24 .. 145 147
991040377.UG.FTS.B, 29.49%, 6/09/24 .. 35 30
991214313.UG.FTS.B, 22.45%, 6/11/24 .. 124 122
991115770.UG.FTS.B, 19.8%, 6/17/24 ... 46 7
991135493.UG.FTS.B, 28.98%, 6/19/24 .. 32 27
991234615.UG.FTS.B, 28.98%, 6/19/24 .. 43 3
991106568.UG.FTS.B, 29.49%, 6/20/24 .. 226 33
991162412.UG.FTS.B, 29.49%, 6/28/24 .. 39 –
991126748.UG.FTS.B, 29.49%, 7/09/24 .. 41 42
991255753.UG.FTS.B, 14.47%, 7/12/24 .. 44 37
991067743.UG.FTS.B, 28.48%, 7/15/24 .. 90 13
991291326.UG.FTS.B, 21.46%, 7/22/24 .. 44 45
991132595.UG.FTS.B, 21.48%, 7/25/24 .. 71 70
991159214.UG.FTS.B, 29.49%, 7/26/24 .. 43 44
991164288.UG.FTS.B, 29.49%, 7/27/24 .. 176 142
991249319.UG.FTS.B, 28.98%, 8/16/24 .. 52 40
991258598.UG.FTS.B, 19.99%, 9/03/24 .. 71 10
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991145452.UG.FTS.B, 29.49%, 9/25/24 .. $ 55 $ –
991216248.UG.FTS.B, 19.3%, 9/26/24 ... 103 102
991455137.UG.FTS.B, 29.49%, 10/10/24 . – –
990928675.UG.FTS.B, 29.49%, 10/19/24 . 56 56
991042512.UG.FTS.B, 28.98%, 10/21/24 . 121 122
991255614.UG.FTS.B, 29.49%, 10/21/24 . 50 51
991155738.UG.FTS.B, 29.49%, 10/24/24 . 48 50
991043973.UG.FTS.B, Zero Cpn, 11/08/24 – –
991029860.UG.FTS.B, 16.99%, 11/08/24 . 606 606
991020888.UG.FTS.B, 19.8%, 11/08/24 .. 883 877
991132194.UG.FTS.B, 19.8%, 11/08/24 .. 192 190
991010233.UG.FTS.B, 19.99%, 11/08/24 . 105 105
991025022.UG.FTS.B, 20.46%, 11/08/24 . 133 134
991043299.UG.FTS.B, 20.46%, 11/08/24 . 360 362
991015397.UG.FTS.B, 21.46%, 11/08/24 . 98 98
991008862.UG.FTS.B, 22.97%, 11/08/24 . 436 438
991015679.UG.FTS.B, 27.99%, 11/08/24 . 681 697
991015963.UG.FTS.B, 28.98%, 11/08/24 . 897 912
991049421.UG.FTS.B, 28.98%, 11/08/24 . 45 46
991062658.UG.FTS.B, 28.98%, 11/08/24 . 277 282
991089676.UG.FTS.B, 28.98%, 11/08/24 . 1,016 1,025
991122476.UG.FTS.B, 28.98%, 11/08/24 . 107 19
991188631.UG.FTS.B, 28.98%, 11/08/24 . 138 139
991009200.UG.FTS.B, 29.49%, 11/08/24 . 162 166
991009218.UG.FTS.B, 29.49%, 11/08/24 . 92 93
991009403.UG.FTS.B, 29.49%, 11/08/24 . 337 337
991009730.UG.FTS.B, 29.49%, 11/08/24 . 65 65
991011019.UG.FTS.B, 29.49%, 11/08/24 . 60 61
991011039.UG.FTS.B, 29.49%, 11/08/24 . 598 614
991016135.UG.FTS.B, 29.49%, 11/08/24 . 336 338
991016360.UG.FTS.B, 29.49%, 11/08/24 . 214 220
991018167.UG.FTS.B, 29.49%, 11/08/24 . 193 198
991032542.UG.FTS.B, 29.49%, 11/08/24 . 931 956
991051891.UG.FTS.B, 29.49%, 11/08/24 . 330 336
991065536.UG.FTS.B, 29.49%, 11/08/24 . 78 80
991067396.UG.FTS.B, 29.49%, 11/08/24 . 110 14
991089599.UG.FTS.B, 29.49%, 11/08/24 . 990 1,002
991156301.UG.FTS.B, 29.49%, 11/08/24 . 144 145
991174773.UG.FTS.B, 29.49%, 11/08/24 . 74 76
991200927.UG.FTS.B, 29.49%, 11/08/24 . 153 155
991208389.UG.FTS.B, 29.49%, 11/08/24 . – –
991048693.UG.FTS.B, Zero Cpn, 11/09/24 497 34
991064904.UG.FTS.B, Zero Cpn, 11/09/24 970 68
991217068.UG.FTS.B, Zero Cpn, 11/09/24 341 24
991039862.UG.FTS.B, 14.98%, 11/09/24 . 566 569
991032070.UG.FTS.B, 16.99%, 11/09/24 . 153 155
991037178.UG.FTS.B, 16.99%, 11/09/24 . 314 320
991107359.UG.FTS.B, 17.99%, 11/09/24 . 258 18
991104757.UG.FTS.B, 19.21%, 11/09/24 . 175 176
991017861.UG.FTS.B, 19.8%, 11/09/24 .. 64 65
991213119.UG.FTS.B, 19.99%, 11/09/24 . 67 69
991036234.UG.FTS.B, 21.98%, 11/09/24 . 233 234
991214327.UG.FTS.B, 21.98%, 11/09/24 . 126 128
991015386.UG.FTS.B, 22.97%, 11/09/24 . 381 380
991207204.UG.FTS.B, 27.99%, 11/09/24 . 52 52
991014627.UG.FTS.B, 28.98%, 11/09/24 . 251 259
991021150.UG.FTS.B, 28.98%, 11/09/24 . 181 51
991024150.UG.FTS.B, 28.98%, 11/09/24 . 303 309

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991024317.UG.FTS.B, 28.98%, 11/09/24 . $ 177 $ 180
991024437.UG.FTS.B, 28.98%, 11/09/24 . 344 357
991036639.UG.FTS.B, 28.98%, 11/09/24 . 249 254
991050918.UG.FTS.B, 28.98%, 11/09/24 . 370 385
991066590.UG.FTS.B, 28.98%, 11/09/24 . 298 305
991109146.UG.FTS.B, 28.98%, 11/09/24 . 377 383
991175878.UG.FTS.B, 28.98%, 11/09/24 . 39 39
991190864.UG.FTS.B, 28.98%, 11/09/24 . 176 22
991213946.UG.FTS.B, 28.98%, 11/09/24 . 69 71
991215028.UG.FTS.B, 28.98%, 11/09/24 . 459 472
991215951.UG.FTS.B, 28.98%, 11/09/24 . 574 –
991016307.UG.FTS.B, 29.49%, 11/09/24 . 172 180
991017635.UG.FTS.B, 29.49%, 11/09/24 . 73 72
991032314.UG.FTS.B, 29.49%, 11/09/24 . 397 406
991032461.UG.FTS.B, 29.49%, 11/09/24 . 142 147
991051385.UG.FTS.B, 29.49%, 11/09/24 . 72 19
991055838.UG.FTS.B, 29.49%, 11/09/24 . 30 30
991057649.UG.FTS.B, 29.49%, 11/09/24 . 150 150
991075118.UG.FTS.B, 29.49%, 11/09/24 . 1,239 176
991076041.UG.FTS.B, 29.49%, 11/09/24 . 128 132
991088136.UG.FTS.B, 29.49%, 11/09/24 . 71 71
991119988.UG.FTS.B, 29.49%, 11/09/24 .. 3 1
991130666.UG.FTS.B, 29.49%, 11/09/24 . 33 32
991139880.UG.FTS.B, 29.49%, 11/09/24 . 136 140
991143330.UG.FTS.B, 29.49%, 11/09/24 . – –
991148011.UG.FTS.B, 29.49%, 11/09/24 .. 20 20
991171418.UG.FTS.B, 29.49%, 11/09/24 . 96 100
991213890.UG.FTS.B, 29.49%, 11/09/24 . 98 25
991215398.UG.FTS.B, 29.49%, 11/09/24 . 176 182
991108419.UG.FTS.B, Zero Cpn, 11/10/24 120 8
991065102.UG.FTS.B, 15.97%, 11/10/24 . 274 275
991129317.UG.FTS.B, 15.97%, 11/10/24 . 1,686 1,698
991171941.UG.FTS.B, 15.97%, 11/10/24 . 1,505 1,508
991022677.UG.FTS.B, 18.97%, 11/10/24 . 646 658
991170027.UG.FTS.B, 18.97%, 11/10/24 . 192 13
991224324.UG.FTS.B, 18.97%, 11/10/24 . 257 257
991045857.UG.FTS.B, 19.21%, 11/10/24 . – –
991034507.UG.FTS.B, 19.8%, 11/10/24 .. 2,834 2,879
991020976.UG.FTS.B, 19.99%, 11/10/24 . 258 260
991023319.UG.FTS.B, 19.99%, 11/10/24 . 327 –
991029759.UG.FTS.B, 19.99%, 11/10/24 . 96 98
991072413.UG.FTS.B, 19.99%, 11/10/24 . 116 30
991211771.UG.FTS.B, 21.46%, 11/10/24 . 20 20
991216720.UG.FTS.B, 21.46%, 11/10/24 . 5,222 5,308
991023237.UG.FTS.B, 21.97%, 11/10/24 . 158 159
991026806.UG.FTS.B, 21.98%, 11/10/24 . 118 39
991036128.UG.FTS.B, 21.98%, 11/10/24 . 27 27
991085164.UG.FTS.B, 23.95%, 11/10/24 . 15 13
991062365.UG.FTS.B, 24.95%, 11/10/24 . 231 29
991055480.UG.FTS.B, 27.99%, 11/10/24 . 92 96
991020520.UG.FTS.B, 28.98%, 11/10/24 . 97 97
991021327.UG.FTS.B, 28.98%, 11/10/24 . 112 114
991022344.UG.FTS.B, 28.98%, 11/10/24 . 225 224
991022916.UG.FTS.B, 28.98%, 11/10/24 . 138 139
991022961.UG.FTS.B, 28.98%, 11/10/24 . 130 131
991026665.UG.FTS.B, 28.98%, 11/10/24 . 120 119
991026874.UG.FTS.B, 28.98%, 11/10/24 . 11 11
991033626.UG.FTS.B, 28.98%, 11/10/24 . 77 80
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991044464.UG.FTS.B, 28.98%, 11/10/24 . $ 39 $ 40
991103426.UG.FTS.B, 28.98%, 11/10/24 . 76 78
991130087.UG.FTS.B, 28.98%, 11/10/24 . 119 123
991203709.UG.FTS.B, 28.98%, 11/10/24 . 65 66
991203855.UG.FTS.B, 28.98%, 11/10/24 . 146 150
991216706.UG.FTS.B, 28.98%, 11/10/24 . – –
991023261.UG.FTS.B, 29.49%, 11/10/24 . 338 339
991030343.UG.FTS.B, 29.49%, 11/10/24 . 361 371
991050872.UG.FTS.B, 29.49%, 11/10/24 . 9 9
991054015.UG.FTS.B, 29.49%, 11/10/24 . 355 369
991056370.UG.FTS.B, 29.49%, 11/10/24 . 47 48
991066375.UG.FTS.B, 29.49%, 11/10/24 . 259 –
991066723.UG.FTS.B, 29.49%, 11/10/24 . 182 185
991079386.UG.FTS.B, 29.49%, 11/10/24 . 6 6
991100707.UG.FTS.B, 29.49%, 11/10/24 . 244 252
991160546.UG.FTS.B, 29.49%, 11/10/24 . 383 388
991189830.UG.FTS.B, 29.49%, 11/10/24 . 37 37
991207636.UG.FTS.B, 29.49%, 11/10/24 . 286 287
991067458.UG.FTS.B, Zero Cpn, 11/11/24 304 21
991072390.UG.FTS.B, Zero Cpn, 11/11/24 694 48
991128202.UG.FTS.B, Zero Cpn, 11/11/24 224 15
991180529.UG.FTS.B, Zero Cpn, 11/11/24 75 5
991042328.UG.FTS.B, 14.98%, 11/11/24 . 578 590
991132695.UG.FTS.B, 15%, 11/11/24 .... 1,019 1,039
991070425.UG.FTS.B, 15.97%, 11/11/24 . 70 9
991080741.UG.FTS.B, 15.97%, 11/11/24 . 629 641
991065340.UG.FTS.B, 16.99%, 11/11/24 . 285 287
991225418.UG.FTS.B, 16.99%, 11/11/24 . 414 414
991033893.UG.FTS.B, 17.97%, 11/11/24 . 263 263
991033250.UG.FTS.B, 17.99%, 11/11/24 . 340 342
991043832.UG.FTS.B, 17.99%, 11/11/24 . 44 43
991079063.UG.FTS.B, 17.99%, 11/11/24 . 101 101
991099988.UG.FTS.B, 17.99%, 11/11/24 . 71 71
991104909.UG.FTS.B, 18.97%, 11/11/24 .. 400 398
991148541.UG.FTS.B, 18.97%, 11/11/24 .. 171 174
991031272.UG.FTS.B, 19.21%, 11/11/24 . 591 602
991069631.UG.FTS.B, 19.21%, 11/11/24 . 56 57
991119597.UG.FTS.B, 19.21%, 11/11/24 .. 325 332
991095162.UG.FTS.B, 19.46%, 11/11/24 . 941 945
991030105.UG.FTS.B, 19.8%, 11/11/24 .. 46 46
991037339.UG.FTS.B, 19.8%, 11/11/24 .. 903 –
991080931.UG.FTS.B, 19.8%, 11/11/24 .. 205 –
991090906.UG.FTS.B, 19.8%, 11/11/24 .. – –
991135236.UG.FTS.B, 19.8%, 11/11/24 ... 851 869
991182015.UG.FTS.B, 19.8%, 11/11/24 ... 32 32
991024759.UG.FTS.B, 19.99%, 11/11/24 . 195 198
991030107.UG.FTS.B, 19.99%, 11/11/24 . 1,008 1,041
991030291.UG.FTS.B, 19.99%, 11/11/24 . 537 559
991035914.UG.FTS.B, 19.99%, 11/11/24 . 169 175
991049873.UG.FTS.B, 19.99%, 11/11/24 . 650 674
991105048.UG.FTS.B, 19.99%, 11/11/24 .. 78 81
991108215.UG.FTS.B, 19.99%, 11/11/24 .. 399 29
991115949.UG.FTS.B, 19.99%, 11/11/24 .. 128 133
991117587.UG.FTS.B, 19.99%, 11/11/24 .. 170 13
991134848.UG.FTS.B, 19.99%, 11/11/24 .. 256 71
991148839.UG.FTS.B, 19.99%, 11/11/24 .. 427 444
991174012.UG.FTS.B, 19.99%, 11/11/24 .. 180 187
991181923.UG.FTS.B, 19.99%, 11/11/24 .. 499 514

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991034527.UG.FTS.B, 20.46%, 11/11/24 . $ 871 $ 891
991063618.UG.FTS.B, 20.46%, 11/11/24 . 294 296
991149259.UG.FTS.B, 20.46%, 11/11/24 .. 866 885
991167644.UG.FTS.B, 20.46%, 11/11/24 .. 431 441
991029731.UG.FTS.B, 20.97%, 11/11/24 . 1,140 1,166
991090708.UG.FTS.B, 20.97%, 11/11/24 . 157 158
991126570.UG.FTS.B, 20.97%, 11/11/24 .. 834 853
991166977.UG.FTS.B, 20.97%, 11/11/24 .. 335 92
991025029.UG.FTS.B, 21.46%, 11/11/24 . 201 205
991053506.UG.FTS.B, 21.46%, 11/11/24 . 1 1
991066846.UG.FTS.B, 21.46%, 11/11/24 . 292 20
991139420.UG.FTS.B, 21.46%, 11/11/24 .. 173 173
991141383.UG.FTS.B, 21.46%, 11/11/24 .. 131 134
991026361.UG.FTS.B, 21.98%, 11/11/24 . 442 445
991048924.UG.FTS.B, 21.98%, 11/11/24 . 518 526
991050845.UG.FTS.B, 21.98%, 11/11/24 . 126 128
991187665.UG.FTS.B, 21.98%, 11/11/24 .. 225 64
991217106.UG.FTS.B, 21.98%, 11/11/24 . 211 215
991221586.UG.FTS.B, 21.98%, 11/11/24 . 3 3
991125236.UG.FTS.B, 22.48%, 11/11/24 .. 257 253
991058286.UG.FTS.B, 22.95%, 11/11/24 . 577 582
991145971.UG.FTS.B, 22.97%, 11/11/24 .. 9 9
991037747.UG.FTS.B, 24.95%, 11/11/24 . 512 141
991097256.UG.FTS.B, 25.94%, 11/11/24 . 358 –
991098171.UG.FTS.B, 25.94%, 11/11/24 . 176 –
991080911.UG.FTS.B, 25.95%, 11/11/24 .. 258 265
991177584.UG.FTS.B, 25.95%, 11/11/24 .. 412 –
991029732.UG.FTS.B, 27.99%, 11/11/24 . 1,845 1,920
991048527.UG.FTS.B, 27.99%, 11/11/24 . 326 339
991024644.UG.FTS.B, 28.98%, 11/11/24 . 203 –
991024878.UG.FTS.B, 28.98%, 11/11/24 . 302 314
991025217.UG.FTS.B, 28.98%, 11/11/24 . 7 7
991026090.UG.FTS.B, 28.98%, 11/11/24 . 73 74
991032710.UG.FTS.B, 28.98%, 11/11/24 . 77 78
991033906.UG.FTS.B, 28.98%, 11/11/24 . 69 70
991034495.UG.FTS.B, 28.98%, 11/11/24 . 82 86
991036245.UG.FTS.B, 28.98%, 11/11/24 . 55 56
991036674.UG.FTS.B, 28.98%, 11/11/24 . 126 131
991037303.UG.FTS.B, 28.98%, 11/11/24 . 31 2
991040917.UG.FTS.B, 28.98%, 11/11/24 . 88 90
991044613.UG.FTS.B, 28.98%, 11/11/24 . 264 269
991045675.UG.FTS.B, 28.98%, 11/11/24 . 127 132
991047937.UG.FTS.B, 28.98%, 11/11/24 . 129 131
991049607.UG.FTS.B, 28.98%, 11/11/24 . 286 21
991049893.UG.FTS.B, 28.98%, 11/11/24 . 83 85
991051286.UG.FTS.B, 28.98%, 11/11/24 . 190 13
991052684.UG.FTS.B, 28.98%, 11/11/24 . 103 107
991053400.UG.FTS.B, 28.98%, 11/11/24 . 795 818
991057928.UG.FTS.B, 28.98%, 11/11/24 . 313 325
991059607.UG.FTS.B, 28.98%, 11/11/24 . 189 196
991061718.UG.FTS.B, 28.98%, 11/11/24 . 102 106
991062449.UG.FTS.B, 28.98%, 11/11/24 . 85 88
991062713.UG.FTS.B, 28.98%, 11/11/24 . 130 132
991071245.UG.FTS.B, 28.98%, 11/11/24 . 615 633
991071859.UG.FTS.B, 28.98%, 11/11/24 . 117 122
991076272.UG.FTS.B, 28.98%, 11/11/24 . 184 190
991076865.UG.FTS.B, 28.98%, 11/11/24 . 54 56
991078682.UG.FTS.B, 28.98%, 11/11/24 . 686 714
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991079069.UG.FTS.B, 28.98%, 11/11/24 . $ 111 $ 114
991080796.UG.FTS.B, 28.98%, 11/11/24 . 254 264
991085565.UG.FTS.B, 28.98%, 11/11/24 . 76 79
991087454.UG.FTS.B, 28.98%, 11/11/24 . 112 115
991091995.UG.FTS.B, 28.98%, 11/11/24 . 43 44
991106885.UG.FTS.B, 28.98%, 11/11/24 .. 21 21
991120675.UG.FTS.B, 28.98%, 11/11/24 .. 227 236
991132545.UG.FTS.B, 28.98%, 11/11/24 .. 204 27
991132831.UG.FTS.B, 28.98%, 11/11/24 .. 213 215
991144617.UG.FTS.B, 28.98%, 11/11/24 .. 78 79
991149570.UG.FTS.B, 28.98%, 11/11/24 .. 278 288
991151147.UG.FTS.B, 28.98%, 11/11/24 .. 742 768
991164690.UG.FTS.B, 28.98%, 11/11/24 .. 120 32
991167348.UG.FTS.B, 28.98%, 11/11/24 .. 124 9
991167851.UG.FTS.B, 28.98%, 11/11/24 .. 92 96
991171156.UG.FTS.B, 28.98%, 11/11/24 .. 54 54
991182117.UG.FTS.B, 28.98%, 11/11/24 .. 118 120
991195039.UG.FTS.B, 28.98%, 11/11/24 .. 321 –
991197445.UG.FTS.B, 28.98%, 11/11/24 .. 1,530 1,579
991214495.UG.FTS.B, 28.98%, 11/11/24 . 173 175
991024882.UG.FTS.B, 29.49%, 11/11/24 . 121 125
991026021.UG.FTS.B, 29.49%, 11/11/24 . 345 359
991026664.UG.FTS.B, 29.49%, 11/11/24 . 156 162
991029636.UG.FTS.B, 29.49%, 11/11/24 . 700 728
991030862.UG.FTS.B, 29.49%, 11/11/24 . 448 471
991031493.UG.FTS.B, 29.49%, 11/11/24 . 106 111
991031741.UG.FTS.B, 29.49%, 11/11/24 . 44 45
991032433.UG.FTS.B, 29.49%, 11/11/24 . 216 225
991033194.UG.FTS.B, 29.49%, 11/11/24 . 25 25
991037518.UG.FTS.B, 29.49%, 11/11/24 . 106 111
991039519.UG.FTS.B, 29.49%, 11/11/24 . 94 95
991039534.UG.FTS.B, 29.49%, 11/11/24 . 305 311
991041612.UG.FTS.B, 29.49%, 11/11/24 . 1,506 419
991044948.UG.FTS.B, 29.49%, 11/11/24 . 88 92
991046828.UG.FTS.B, 29.49%, 11/11/24 . 80 82
991048668.UG.FTS.B, 29.49%, 11/11/24 . 1,237 1,289
991051905.UG.FTS.B, 29.49%, 11/11/24 . 149 150
991053274.UG.FTS.B, 29.49%, 11/11/24 . 372 55
991057411.UG.FTS.B, 29.49%, 11/11/24 .. 58 59
991062394.UG.FTS.B, 29.49%, 11/11/24 . 491 501
991062627.UG.FTS.B, 29.49%, 11/11/24 . 151 152
991062748.UG.FTS.B, 29.49%, 11/11/24 . 309 322
991062995.UG.FTS.B, 29.49%, 11/11/24 . 89 93
991063512.UG.FTS.B, 29.49%, 11/11/24 . 1,073 1,108
991069527.UG.FTS.B, 29.49%, 11/11/24 . 188 193
991070132.UG.FTS.B, 29.49%, 11/11/24 . 15 15
991070297.UG.FTS.B, 29.49%, 11/11/24 . 114 116
991071715.UG.FTS.B, 29.49%, 11/11/24 . 36 36
991074770.UG.FTS.B, 29.49%, 11/11/24 . 114 115
991079129.UG.FTS.B, 29.49%, 11/11/24 . 143 144
991081009.UG.FTS.B, 29.49%, 11/11/24 . – –
991081273.UG.FTS.B, 29.49%, 11/11/24 . 92 96
991084245.UG.FTS.B, 29.49%, 11/11/24 . 43 43
991085994.UG.FTS.B, 29.49%, 11/11/24 . 231 240
991086224.UG.FTS.B, 29.49%, 11/11/24 . 64 66
991087089.UG.FTS.B, 29.49%, 11/11/24 . 281 293
991089870.UG.FTS.B, 29.49%, 11/11/24 . 364 372
991091062.UG.FTS.B, 29.49%, 11/11/24 . 134 139

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991092922.UG.FTS.B, 29.49%, 11/11/24 . $ 98 $ 100
991097673.UG.FTS.B, 29.49%, 11/11/24 . 60 63
991102456.UG.FTS.B, 29.49%, 11/11/24 .. 420 438
991105795.UG.FTS.B, 29.49%, 11/11/24 .. 260 63
991106129.UG.FTS.B, 29.49%, 11/11/24 .. 13 13
991113486.UG.FTS.B, 29.49%, 11/11/24 .. 118 120
991113621.UG.FTS.B, 29.49%, 11/11/24 .. 633 652
991115785.UG.FTS.B, 29.49%, 11/11/24 .. 883 918
991120196.UG.FTS.B, 29.49%, 11/11/24 .. 87 92
991120336.UG.FTS.B, 29.49%, 11/11/24 .. 233 243
991121030.UG.FTS.B, 29.49%, 11/11/24 .. 152 157
991128140.UG.FTS.B, 29.49%, 11/11/24 .. 91 96
991129046.UG.FTS.B, 29.49%, 11/11/24 .. 249 17
991138007.UG.FTS.B, 29.49%, 11/11/24 .. 67 67
991147262.UG.FTS.B, 29.49%, 11/11/24 .. 199 207
991152299.UG.FTS.B, 29.49%, 11/11/24 .. 86 87
991160825.UG.FTS.B, 29.49%, 11/11/24 .. 43 44
991161751.UG.FTS.B, 29.49%, 11/11/24 .. 116 121
991162321.UG.FTS.B, 29.49%, 11/11/24 .. 93 96
991166506.UG.FTS.B, 29.49%, 11/11/24 .. 70 70
991169853.UG.FTS.B, 29.49%, 11/11/24 .. 93 97
991175105.UG.FTS.B, 29.49%, 11/11/24 .. 18 18
991191286.UG.FTS.B, 29.49%, 11/11/24 .. 81 84
991192289.UG.FTS.B, 29.49%, 11/11/24 .. 34 34
991197313.UG.FTS.B, 29.49%, 11/11/24 .. 119 123
991217280.UG.FTS.B, 29.49%, 11/11/24 . 468 484
991037894.UG.FTS.B, Zero Cpn, 11/12/24 280 19
991224739.UG.FTS.B, Zero Cpn, 11/12/24 109 8
991042459.UG.FTS.B, 14%, 11/12/24 .... 4,118 4,141
991036968.UG.FTS.B, 14.97%, 11/12/24 . 2,165 2,176
991036334.UG.FTS.B, 14.98%, 11/12/24 . 76 75
991043719.UG.FTS.B, 14.98%, 11/12/24 . 433 435
991036209.UG.FTS.B, 15%, 11/12/24 .... 2,868 2,883
991049725.UG.FTS.B, 15.97%, 11/12/24 . 292 291
991042437.UG.FTS.B, 15.99%, 11/12/24 . 2,090 2,102
991130973.UG.FTS.B, 15.99%, 11/12/24 . 2,304 2,316
991035103.UG.FTS.B, 16.99%, 11/12/24 . 516 516
991050028.UG.FTS.B, 16.99%, 11/12/24 . 167 168
991214646.UG.FTS.B, 16.99%, 11/12/24 . 551 553
991039148.UG.FTS.B, 17.97%, 11/12/24 . 4,578 4,604
991041313.UG.FTS.B, 17.97%, 11/12/24 . 501 499
991034794.UG.FTS.B, 17.99%, 11/12/24 . 557 560
991217835.UG.FTS.B, 17.99%, 11/12/24 . 423 423
991038677.UG.FTS.B, 18.21%, 11/12/24 . 3,069 3,088
991034560.UG.FTS.B, 18.97%, 11/12/24 . 130 130
991036429.UG.FTS.B, 18.97%, 11/12/24 . 285 287
991038296.UG.FTS.B, 18.97%, 11/12/24 . 139 140
991043248.UG.FTS.B, 18.97%, 11/12/24 . 95 96
991043614.UG.FTS.B, 18.97%, 11/12/24 . 410 412
991046047.UG.FTS.B, 18.97%, 11/12/24 . 201 203
991135510.UG.FTS.B, 18.97%, 11/12/24 . 257 259
991149515.UG.FTS.B, 18.97%, 11/12/24 . 341 342
991166787.UG.FTS.B, 18.97%, 11/12/24 . 1,918 1,922
991229420.UG.FTS.B, 18.97%, 11/12/24 . 291 78
991039912.UG.FTS.B, 19.21%, 11/12/24 . 138 139
991043544.UG.FTS.B, 19.21%, 11/12/24 . 34 34
991055412.UG.FTS.B, 19.21%, 11/12/24 . 1,332 1,341
991077162.UG.FTS.B, 19.21%, 11/12/24 . 223 222
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991039753.UG.FTS.B, 19.8%, 11/12/24 .. $ 358 $ 359
991092557.UG.FTS.B, 19.8%, 11/12/24 .. 37 13
991196590.UG.FTS.B, 19.8%, 11/12/24 .. 129 129
991032173.UG.FTS.B, 20.46%, 11/12/24 . 153 153
991040953.UG.FTS.B, 20.46%, 11/12/24 . 562 566
991042127.UG.FTS.B, 20.46%, 11/12/24 . 855 861
991067392.UG.FTS.B, 20.46%, 11/12/24 . 2 2
991085590.UG.FTS.B, 20.46%, 11/12/24 . 436 439
991094480.UG.FTS.B, 20.46%, 11/12/24 . 174 175
991129109.UG.FTS.B, 20.46%, 11/12/24 . 211 212
991163006.UG.FTS.B, 20.46%, 11/12/24 . 211 211
991176027.UG.FTS.B, 20.46%, 11/12/24 . 27 26
991194498.UG.FTS.B, 20.46%, 11/12/24 . 9 9
991196098.UG.FTS.B, 20.46%, 11/12/24 . 60 59
991234666.UG.FTS.B, 20.46%, 11/12/24 . 47 47
991032939.UG.FTS.B, 20.97%, 11/12/24 . 272 271
991039115.UG.FTS.B, 20.97%, 11/12/24 . 854 856
991106317.UG.FTS.B, 20.97%, 11/12/24 . 281 283
991215378.UG.FTS.B, 20.97%, 11/12/24 . 433 434
991047526.UG.FTS.B, 21.46%, 11/12/24 . 396 399
991057765.UG.FTS.B, 21.46%, 11/12/24 . 77 77
991072869.UG.FTS.B, 21.46%, 11/12/24 . 42 42
991086819.UG.FTS.B, 21.46%, 11/12/24 . 593 597
991130390.UG.FTS.B, 21.46%, 11/12/24 . 88 87
991149555.UG.FTS.B, 21.46%, 11/12/24 . 437 441
991154332.UG.FTS.B, 21.46%, 11/12/24 . 1,066 1,064
991166904.UG.FTS.B, 21.46%, 11/12/24 . 35 35
991167965.UG.FTS.B, 21.46%, 11/12/24 . 869 876
991046804.UG.FTS.B, 21.98%, 11/12/24 . 621 623
991121938.UG.FTS.B, 21.98%, 11/12/24 . 203 204
991131569.UG.FTS.B, 21.98%, 11/12/24 . 204 206
991224208.UG.FTS.B, 21.98%, 11/12/24 . 148 149
991039683.UG.FTS.B, 22.95%, 11/12/24 . 84 84
991067098.UG.FTS.B, 22.95%, 11/12/24 . 376 97
991039746.UG.FTS.B, 22.97%, 11/12/24 . 237 237
991222051.UG.FTS.B, 22.97%, 11/12/24 . 135 135
991083227.UG.FTS.B, 23.95%, 11/12/24 . 101 13
991103112.UG.FTS.B, 25.95%, 11/12/24 .. 330 332
991149520.UG.FTS.B, 25.95%, 11/12/24 . 453 458
991183694.UG.FTS.B, 25.95%, 11/12/24 . 87 87
991037516.UG.FTS.B, 26.94%, 11/12/24 . 183 28
991039659.UG.FTS.B, 26.94%, 11/12/24 . 61 61
991059570.UG.FTS.B, 26.94%, 11/12/24 . 134 135
991139982.UG.FTS.B, Zero Cpn, 11/13/24 42 3
991054425.UG.FTS.B, 18.97%, 11/13/24 . 103 103
991092009.UG.FTS.B, 18.97%, 11/13/24 . 768 762
991119492.UG.FTS.B, 18.97%, 11/13/24 .. 1,073 1,080
991141427.UG.FTS.B, 18.97%, 11/13/24 . 51 51
991053667.UG.FTS.B, 19.21%, 11/13/24 . 793 796
991148899.UG.FTS.B, 19.21%, 11/13/24 . 17 17
991044384.UG.FTS.B, 19.8%, 11/13/24 .. 330 332
991045601.UG.FTS.B, 19.8%, 11/13/24 .. – –
991051776.UG.FTS.B, 19.8%, 11/13/24 .. 264 266
991070292.UG.FTS.B, 19.8%, 11/13/24 .. 444 448
991135137.UG.FTS.B, 19.8%, 11/13/24 .. 460 33
991207669.UG.FTS.B, 19.8%, 11/13/24 .. 78 5
991239015.UG.FTS.B, 19.8%, 11/13/24 .. 72 72
991118761.UG.FTS.B, 20.97%, 11/13/24 .. 209 14

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991059119.UG.FTS.B, 21.46%, 11/13/24 . $ 31 $ 31
991089124.UG.FTS.B, 21.46%, 11/13/24 . 713 93
991094103.UG.FTS.B, 21.46%, 11/13/24 . 440 443
991043243.UG.FTS.B, 21.98%, 11/13/24 . 71 72
991078122.UG.FTS.B, 21.98%, 11/13/24 . 1,368 1,374
991045128.UG.FTS.B, 22.97%, 11/13/24 . 5 5
991073136.UG.FTS.B, 22.97%, 11/13/24 . 249 249
991081670.UG.FTS.B, 22.97%, 11/13/24 . 271 35
991084697.UG.FTS.B, 22.97%, 11/13/24 . 534 526
991120433.UG.FTS.B, 25.95%, 11/13/24 . 455 460
991176572.UG.FTS.B, 25.95%, 11/13/24 . 448 453
991161778.UG.FTS.B, Zero Cpn, 11/14/24 428 29
991165927.UG.FTS.B, 18.8%, 11/14/24 .. 54 54
991047941.UG.FTS.B, 18.97%, 11/14/24 . 211 212
991060835.UG.FTS.B, 18.97%, 11/14/24 . 190 191
991064005.UG.FTS.B, 18.97%, 11/14/24 . 202 202
991135967.UG.FTS.B, 18.97%, 11/14/24 . 551 555
991147340.UG.FTS.B, 18.97%, 11/14/24 . 594 595
991052420.UG.FTS.B, 19.21%, 11/14/24 . 254 32
991058880.UG.FTS.B, 19.21%, 11/14/24 . 147 36
991065337.UG.FTS.B, 19.21%, 11/14/24 . 50 50
991076720.UG.FTS.B, 19.21%, 11/14/24 . 45 45
991115058.UG.FTS.B, 19.21%, 11/14/24 .. 78 78
991230067.UG.FTS.B, 19.21%, 11/14/24 . 129 130
991186061.UG.FTS.B, 19.8%, 11/14/24 .. 217 219
991247002.UG.FTS.B, 19.8%, 11/14/24 .. 231 64
991177227.UG.FTS.B, 20.46%, 11/14/24 . 87 87
991068021.UG.FTS.B, 20.97%, 11/14/24 . 62 62
991075171.UG.FTS.B, 20.97%, 11/14/24 . 792 794
991133151.UG.FTS.B, 20.97%, 11/14/24 . 401 399
991232539.UG.FTS.B, 20.97%, 11/14/24 . 144 143
991053215.UG.FTS.B, 21.46%, 11/14/24 . 82 81
991119349.UG.FTS.B, 21.46%, 11/14/24 .. 453 455
991184898.UG.FTS.B, 21.46%, 11/14/24 . 759 764
991084216.UG.FTS.B, 21.98%, 11/14/24 . 504 507
991143542.UG.FTS.B, 21.98%, 11/14/24 . 189 189
991247140.UG.FTS.B, 21.98%, 11/14/24 . 78 78
991060601.UG.FTS.B, 22.97%, 11/14/24 . 183 53
991163751.UG.FTS.B, 22.97%, 11/14/24 . 145 39
991184091.UG.FTS.B, 22.97%, 11/14/24 . 223 224
991224639.UG.FTS.B, 22.97%, 11/14/24 . 182 182
991051831.UG.FTS.B, 25.95%, 11/14/24 . 517 69
991068096.UG.FTS.B, 26.94%, 11/14/24 . 339 341
991179072.UG.FTS.B, Zero Cpn, 11/15/24 73 5
991062678.UG.FTS.B, 18.97%, 11/15/24 . 121 121
991146941.UG.FTS.B, 18.97%, 11/15/24 . 76 76
991226714.UG.FTS.B, 18.97%, 11/15/24 . 554 555
991062012.UG.FTS.B, 19.21%, 11/15/24 . 100 100
991083160.UG.FTS.B, 19.21%, 11/15/24 . 7 7
991116196.UG.FTS.B, 19.21%, 11/15/24 .. 526 530
991159422.UG.FTS.B, 19.21%, 11/15/24 . 75 75
991232676.UG.FTS.B, 19.21%, 11/15/24 . 913 241
991058435.UG.FTS.B, 19.8%, 11/15/24 .. 355 358
991060645.UG.FTS.B, 19.8%, 11/15/24 .. 191 192
991130059.UG.FTS.B, 19.8%, 11/15/24 .. 76 21
991052998.UG.FTS.B, 20.46%, 11/15/24 . 16 16
991062692.UG.FTS.B, 20.46%, 11/15/24 . – –
991067501.UG.FTS.B, 20.46%, 11/15/24 . 114 114
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991075795.UG.FTS.B, 20.46%, 11/15/24 . $ 42 $ 42
991121275.UG.FTS.B, 20.46%, 11/15/24 . 2,604 2,624
991060260.UG.FTS.B, 20.97%, 11/15/24 . 678 683
991071778.UG.FTS.B, 20.97%, 11/15/24 . 290 20
991058892.UG.FTS.B, 21.46%, 11/15/24 . 611 617
991061209.UG.FTS.B, 21.46%, 11/15/24 . 323 –
991082388.UG.FTS.B, 21.46%, 11/15/24 . 81 81
991092471.UG.FTS.B, 21.46%, 11/15/24 . 135 136
991099369.UG.FTS.B, 21.46%, 11/15/24 . 137 138
991153690.UG.FTS.B, 21.46%, 11/15/24 . 106 106
991160626.UG.FTS.B, 21.46%, 11/15/24 . 222 122
991170133.UG.FTS.B, 21.46%, 11/15/24 . 214 216
991177667.UG.FTS.B, 21.46%, 11/15/24 . 90 89
991197057.UG.FTS.B, 21.46%, 11/15/24 . 477 130
991218740.UG.FTS.B, 21.46%, 11/15/24 . 107 108
991074487.UG.FTS.B, 21.98%, 11/15/24 . 473 –
991082558.UG.FTS.B, 21.98%, 11/15/24 . 168 169
991088521.UG.FTS.B, 21.98%, 11/15/24 . 157 158
991112513.UG.FTS.B, 22.97%, 11/15/24 .. 270 273
991218382.UG.FTS.B, 22.97%, 11/15/24 . 130 131
991118927.UG.FTS.B, 23.95%, 11/15/24 .. 153 151
991104861.UG.FTS.B, 25.95%, 11/15/24 . 39 40
991051794.UG.FTS.B, 26.94%, 11/15/24 . 215 217
991199097.UG.FTS.B, 26.94%, 11/15/24 . 136 23
991136525.UG.FTS.B, 29.49%, 11/15/24 . 5 5
991165568.UG.FTS.B, 19.8%, 11/16/24 .. 107 106
991060668.UG.FTS.B, 19.99%, 11/16/24 . 101 104
991069716.UG.FTS.B, 19.99%, 11/16/24 . 288 4
991077083.UG.FTS.B, 19.99%, 11/16/24 . 86 88
991088947.UG.FTS.B, 19.99%, 11/16/24 . 245 250
991146739.UG.FTS.B, 20.97%, 11/16/24 . 224 223
991106630.UG.FTS.B, 21.98%, 11/16/24 . 438 443
991075585.UG.FTS.B, 22.97%, 11/16/24 . 243 243
991083700.UG.FTS.B, 25.94%, 11/16/24 . 590 593
991086833.UG.FTS.B, 26.94%, 11/16/24 . 801 111
991060227.UG.FTS.B, 28.98%, 11/16/24 . 892 902
991061800.UG.FTS.B, 28.98%, 11/16/24 . 76 77
991078886.UG.FTS.B, 28.98%, 11/16/24 . 66 66
991093834.UG.FTS.B, 28.98%, 11/16/24 . 185 188
991112308.UG.FTS.B, 28.98%, 11/16/24 .. 99 100
991112584.UG.FTS.B, 28.98%, 11/16/24 .. 90 –
991130100.UG.FTS.B, 28.98%, 11/16/24 . 404 404
991132906.UG.FTS.B, 28.98%, 11/16/24 . 109 112
991183042.UG.FTS.B, 28.98%, 11/16/24 . 172 176
991261509.UG.FTS.B, 28.98%, 11/16/24 . 75 77
991060822.UG.FTS.B, 29.49%, 11/16/24 . 647 91
991061934.UG.FTS.B, 29.49%, 11/16/24 . 394 402
991109786.UG.FTS.B, 29.49%, 11/16/24 . 142 145
991133361.UG.FTS.B, 29.49%, 11/16/24 . 31 31
991137323.UG.FTS.B, 29.49%, 11/16/24 . 546 557
991182164.UG.FTS.B, 29.49%, 11/16/24 . 164 169
991213983.UG.FTS.B, 29.49%, 11/16/24 . 130 133
991245774.UG.FTS.B, 29.49%, 11/16/24 . 251 256
991263681.UG.FTS.B, 29.49%, 11/16/24 . 76 78
991136802.UG.FTS.B, Zero Cpn, 11/17/24 100 7
991242720.UG.FTS.B, Zero Cpn, 11/17/24 151 10
991076389.UG.FTS.B, 19.21%, 11/17/24 . 304 306
991100419.UG.FTS.B, 19.8%, 11/17/24 .. 68 68

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991183019.UG.FTS.B, 19.8%, 11/17/24 .. $ 1,975 $ 1,981
991065873.UG.FTS.B, 19.99%, 11/17/24 . 60 61
991234093.UG.FTS.B, 19.99%, 11/17/24 . 18 18
991275120.UG.FTS.B, 19.99%, 11/17/24 . 86 88
991232167.UG.FTS.B, 20.46%, 11/17/24 . 78 78
991064064.UG.FTS.B, 21.46%, 11/17/24 . 153 154
991087993.UG.FTS.B, 21.46%, 11/17/24 . 88 89
991092687.UG.FTS.B, 21.46%, 11/17/24 . 71 71
991102607.UG.FTS.B, 21.98%, 11/17/24 . 760 768
991122048.UG.FTS.B, 21.98%, 11/17/24 . 126 127
991090075.UG.FTS.B, 22.95%, 11/17/24 . 86 87
991076633.UG.FTS.B, 22.97%, 11/17/24 . 1,694 121
991079431.UG.FTS.B, 25.95%, 11/17/24 . 172 173
991089872.UG.FTS.B, 25.95%, 11/17/24 . 175 24
991065007.UG.FTS.B, 27.99%, 11/17/24 . 189 193
991065027.UG.FTS.B, 27.99%, 11/17/24 . 264 265
991139363.UG.FTS.B, 27.99%, 11/17/24 . 152 47
991266169.UG.FTS.B, 27.99%, 11/17/24 . 93 32
991067567.UG.FTS.B, 28.98%, 11/17/24 . 989 1,001
991068760.UG.FTS.B, 28.98%, 11/17/24 . 111 111
991070550.UG.FTS.B, 28.98%, 11/17/24 . 360 370
991082307.UG.FTS.B, 28.98%, 11/17/24 . 68 69
991082881.UG.FTS.B, 28.98%, 11/17/24 . – –
991086365.UG.FTS.B, 28.98%, 11/17/24 . 23 23
991102484.UG.FTS.B, 28.98%, 11/17/24 . 466 478
991104333.UG.FTS.B, 28.98%, 11/17/24 . 500 508
991117177.UG.FTS.B, 28.98%, 11/17/24 .. 329 103
991120282.UG.FTS.B, 28.98%, 11/17/24 . 231 237
991129484.UG.FTS.B, 28.98%, 11/17/24 . 8 8
991138661.UG.FTS.B, 28.98%, 11/17/24 . 129 130
991147163.UG.FTS.B, 28.98%, 11/17/24 . 26 26
991161863.UG.FTS.B, 28.98%, 11/17/24 . 25 25
991222252.UG.FTS.B, 28.98%, 11/17/24 . 11 11
991253944.UG.FTS.B, 28.98%, 11/17/24 . 46 46
991257818.UG.FTS.B, 28.98%, 11/17/24 . 135 137
991064180.UG.FTS.B, 29.49%, 11/17/24 . 274 279
991064475.UG.FTS.B, 29.49%, 11/17/24 . 250 259
991064822.UG.FTS.B, 29.49%, 11/17/24 . 98 100
991064865.UG.FTS.B, 29.49%, 11/17/24 . 112 116
991067941.UG.FTS.B, 29.49%, 11/17/24 . 87 89
991070165.UG.FTS.B, 29.49%, 11/17/24 . 176 177
991071435.UG.FTS.B, 29.49%, 11/17/24 . 229 63
991076785.UG.FTS.B, 29.49%, 11/17/24 . 186 186
991077041.UG.FTS.B, 29.49%, 11/17/24 . 744 230
991081268.UG.FTS.B, 29.49%, 11/17/24 . 81 84
991081304.UG.FTS.B, 29.49%, 11/17/24 . 130 131
991083068.UG.FTS.B, 29.49%, 11/17/24 . 209 215
991090724.UG.FTS.B, 29.49%, 11/17/24 . 890 893
991091518.UG.FTS.B, 29.49%, 11/17/24 . 143 11
991097714.UG.FTS.B, 29.49%, 11/17/24 . 116 119
991100307.UG.FTS.B, 29.49%, 11/17/24 . 14 15
991125316.UG.FTS.B, 29.49%, 11/17/24 . 695 715
991128494.UG.FTS.B, 29.49%, 11/17/24 . – –
991152635.UG.FTS.B, 29.49%, 11/17/24 . 383 392
991155141.UG.FTS.B, 29.49%, 11/17/24 . 169 170
991155329.UG.FTS.B, 29.49%, 11/17/24 . 40 40
991221999.UG.FTS.B, 29.49%, 11/17/24 . 19 19
991237364.UG.FTS.B, 29.49%, 11/17/24 . 157 –
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991260308.UG.FTS.B, 29.49%, 11/17/24 . $ 80 $ 81
991275005.UG.FTS.B, 29.49%, 11/17/24 . 478 489
991095845.UG.FTS.B, Zero Cpn, 11/18/24 51 3
991271638.UG.FTS.B, Zero Cpn, 11/18/24 91 6
991076070.UG.FTS.B, 19.21%, 11/18/24 . 308 309
991236091.UG.FTS.B, 19.21%, 11/18/24 . 48 48
991076327.UG.FTS.B, 19.8%, 11/18/24 .. 525 67
991231361.UG.FTS.B, 19.8%, 11/18/24 .. 78 78
991068853.UG.FTS.B, 19.99%, 11/18/24 . 52 52
991235625.UG.FTS.B, 19.99%, 11/18/24 . 11 11
991253040.UG.FTS.B, 20.46%, 11/18/24 . 129 130
991099861.UG.FTS.B, 20.97%, 11/18/24 . 161 163
991105387.UG.FTS.B, 20.97%, 11/18/24 . 372 375
991187853.UG.FTS.B, 20.97%, 11/18/24 . 100 100
991076711.UG.FTS.B, 21.46%, 11/18/24 . 352 355
991080037.UG.FTS.B, 21.46%, 11/18/24 . 328 327
991148797.UG.FTS.B, 21.46%, 11/18/24 . 327 330
991241045.UG.FTS.B, 21.46%, 11/18/24 . 20 20
991131564.UG.FTS.B, 21.98%, 11/18/24 . 470 475
991134666.UG.FTS.B, 21.98%, 11/18/24 . 440 444
991173310.UG.FTS.B, 22.97%, 11/18/24 . 22 22
991070388.UG.FTS.B, 23.95%, 11/18/24 . 116 116
991164077.UG.FTS.B, 23.95%, 11/18/24 . 41 41
991142510.UG.FTS.B, 25.94%, 11/18/24 . 281 –
991069413.UG.FTS.B, 25.95%, 11/18/24 . 126 128
991253923.UG.FTS.B, 25.95%, 11/18/24 . 210 211
991257896.UG.FTS.B, 26.94%, 11/18/24 . 407 408
991070331.UG.FTS.B, 28.98%, 11/18/24 . 115 117
991070598.UG.FTS.B, 28.98%, 11/18/24 . 637 87
991071737.UG.FTS.B, 28.98%, 11/18/24 . 273 280
991085878.UG.FTS.B, 28.98%, 11/18/24 . 134 137
991097338.UG.FTS.B, 28.98%, 11/18/24 . 56 58
991104647.UG.FTS.B, 28.98%, 11/18/24 . 310 316
991113097.UG.FTS.B, 28.98%, 11/18/24 .. 126 129
991115818.UG.FTS.B, 28.98%, 11/18/24 .. 43 43
991117034.UG.FTS.B, 28.98%, 11/18/24 .. 334 343
991138076.UG.FTS.B, 28.98%, 11/18/24 . 306 310
991148076.UG.FTS.B, 28.98%, 11/18/24 . 126 129
991233679.UG.FTS.B, 28.98%, 11/18/24 . 195 198
991248335.UG.FTS.B, 28.98%, 11/18/24 . 82 6
991248592.UG.FTS.B, 28.98%, 11/18/24 . 29 29
991255587.UG.FTS.B, 28.98%, 11/18/24 . 282 287
991256863.UG.FTS.B, 28.98%, 11/18/24 . 87 89
991259091.UG.FTS.B, 28.98%, 11/18/24 . 210 214
991265478.UG.FTS.B, 28.98%, 11/18/24 . 167 170
991266829.UG.FTS.B, 28.98%, 11/18/24 . 1,226 1,252
991266958.UG.FTS.B, 28.98%, 11/18/24 . 135 138
991274554.UG.FTS.B, 28.98%, 11/18/24 . 349 355
991275662.UG.FTS.B, 28.98%, 11/18/24 . 410 416
991070037.UG.FTS.B, 29.49%, 11/18/24 . 37 37
991079864.UG.FTS.B, 29.49%, 11/18/24 . 303 45
991081828.UG.FTS.B, 29.49%, 11/18/24 . 277 279
991083550.UG.FTS.B, 29.49%, 11/18/24 . 342 355
991086378.UG.FTS.B, 29.49%, 11/18/24 . 112 115
991092822.UG.FTS.B, 29.49%, 11/18/24 . 51 51
991092908.UG.FTS.B, 29.49%, 11/18/24 . 951 982
991094588.UG.FTS.B, 29.49%, 11/18/24 . 374 385
991099356.UG.FTS.B, 29.49%, 11/18/24 . 9 9

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991103237.UG.FTS.B, 29.49%, 11/18/24 . $ – $ –
991112167.UG.FTS.B, 29.49%, 11/18/24 .. 49 50
991113925.UG.FTS.B, 29.49%, 11/18/24 .. 125 125
991123315.UG.FTS.B, 29.49%, 11/18/24 . 157 162
991123768.UG.FTS.B, 29.49%, 11/18/24 . 82 84
991136853.UG.FTS.B, 29.49%, 11/18/24 . 252 257
991138306.UG.FTS.B, 29.49%, 11/18/24 . 161 165
991149128.UG.FTS.B, 29.49%, 11/18/24 . 200 200
991160678.UG.FTS.B, 29.49%, 11/18/24 . 126 128
991162312.UG.FTS.B, 29.49%, 11/18/24 . 153 –
991175491.UG.FTS.B, 29.49%, 11/18/24 . 41 41
991190143.UG.FTS.B, 29.49%, 11/18/24 . 4 4
991204138.UG.FTS.B, 29.49%, 11/18/24 . – –
991222559.UG.FTS.B, 29.49%, 11/18/24 . 145 148
991233241.UG.FTS.B, 29.49%, 11/18/24 . 134 137
991236920.UG.FTS.B, 29.49%, 11/18/24 . 111 113
991242160.UG.FTS.B, 29.49%, 11/18/24 . 264 272
991250623.UG.FTS.B, 29.49%, 11/18/24 . 92 94
991253050.UG.FTS.B, 29.49%, 11/18/24 . 154 158
991261895.UG.FTS.B, 29.49%, 11/18/24 . 80 82
991270949.UG.FTS.B, 29.49%, 11/18/24 . 42 43
991273989.UG.FTS.B, 29.49%, 11/18/24 . 698 713
991274008.UG.FTS.B, 29.49%, 11/18/24 . – –
991285349.UG.FTS.B, 29.49%, 11/18/24 . 87 6
991286648.UG.FTS.B, 29.49%, 11/18/24 . 111 112
991080486.UG.FTS.B, Zero Cpn, 11/19/24 64 4
991085401.UG.FTS.B, Zero Cpn, 11/19/24 75 5
991086163.UG.FTS.B, Zero Cpn, 11/19/24 983 68
991105555.UG.FTS.B, Zero Cpn, 11/19/24 182 13
991109638.UG.FTS.B, Zero Cpn, 11/19/24 144 10
991169345.UG.FTS.B, Zero Cpn, 11/19/24 183 13
991280490.UG.FTS.B, Zero Cpn, 11/19/24 103 7
991110204.UG.FTS.B, 18.97%, 11/19/24 .. 400 401
991126405.UG.FTS.B, 18.97%, 11/19/24 . 285 287
991224732.UG.FTS.B, 18.97%, 11/19/24 . 850 856
991266466.UG.FTS.B, 18.97%, 11/19/24 . 427 429
991086533.UG.FTS.B, 19.21%, 11/19/24 . 175 175
991088805.UG.FTS.B, 19.21%, 11/19/24 . 191 191
991150918.UG.FTS.B, 19.21%, 11/19/24 . 255 257
991183100.UG.FTS.B, 19.21%, 11/19/24 . 79 80
991266696.UG.FTS.B, 19.21%, 11/19/24 . 235 235
991081336.UG.FTS.B, 19.8%, 11/19/24 .. 188 190
991098979.UG.FTS.B, 19.8%, 11/19/24 .. 332 335
991130913.UG.FTS.B, 19.8%, 11/19/24 .. 327 327
991224491.UG.FTS.B, 19.8%, 11/19/24 .. 404 53
991266414.UG.FTS.B, 19.8%, 11/19/24 .. 234 235
991077647.UG.FTS.B, 19.99%, 11/19/24 . 103 105
991081249.UG.FTS.B, 19.99%, 11/19/24 . 76 78
991087313.UG.FTS.B, 19.99%, 11/19/24 . 1,089 1,118
991126671.UG.FTS.B, 19.99%, 11/19/24 . 58 60
991132221.UG.FTS.B, 19.99%, 11/19/24 . 689 707
991141300.UG.FTS.B, 19.99%, 11/19/24 . 204 205
991188678.UG.FTS.B, 19.99%, 11/19/24 . 215 221
991085469.UG.FTS.B, 20.46%, 11/19/24 . 1,429 1,437
991090200.UG.FTS.B, 20.46%, 11/19/24 . 4 4
991102726.UG.FTS.B, 20.46%, 11/19/24 . 204 206
991109524.UG.FTS.B, 20.46%, 11/19/24 . 10 10
991247033.UG.FTS.B, 20.46%, 11/19/24 . 426 428
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991087156.UG.FTS.B, 20.97%, 11/19/24 . $ 747 $ 754
991183459.UG.FTS.B, 20.97%, 11/19/24 . 436 440
991100598.UG.FTS.B, 21.46%, 11/19/24 . 14 14
991268376.UG.FTS.B, 21.46%, 11/19/24 . 225 30
991115744.UG.FTS.B, 21.97%, 11/19/24 .. 106 107
991078051.UG.FTS.B, 21.98%, 11/19/24 . 190 192
991129402.UG.FTS.B, 21.98%, 11/19/24 . 309 311
991204148.UG.FTS.B, 21.98%, 11/19/24 . 89 11
991079026.UG.FTS.B, 22.97%, 11/19/24 . 564 568
991236066.UG.FTS.B, 22.97%, 11/19/24 . 99 100
991078332.UG.FTS.B, 25.95%, 11/19/24 . 172 171
991135675.UG.FTS.B, 27.99%, 11/19/24 . 511 391
991283925.UG.FTS.B, 27.99%, 11/19/24 . 387 294
991078717.UG.FTS.B, 28.98%, 11/19/24 . 1,183 1,206
991079074.UG.FTS.B, 28.98%, 11/19/24 . 359 368
991079330.UG.FTS.B, 28.98%, 11/19/24 . 238 243
991079346.UG.FTS.B, 28.98%, 11/19/24 . 28 28
991079861.UG.FTS.B, 28.98%, 11/19/24 . 86 85
991080093.UG.FTS.B, 28.98%, 11/19/24 . 66 68
991080857.UG.FTS.B, 28.98%, 11/19/24 . 2,586 2,655
991082502.UG.FTS.B, 28.98%, 11/19/24 . 186 191
991084445.UG.FTS.B, 28.98%, 11/19/24 . 158 159
991087646.UG.FTS.B, 28.98%, 11/19/24 . 77 77
991089448.UG.FTS.B, 28.98%, 11/19/24 . 262 268
991092094.UG.FTS.B, 28.98%, 11/19/24 . 774 795
991093210.UG.FTS.B, 28.98%, 11/19/24 . 94 96
991096255.UG.FTS.B, 28.98%, 11/19/24 . 306 313
991096689.UG.FTS.B, 28.98%, 11/19/24 . – –
991097697.UG.FTS.B, 28.98%, 11/19/24 . 96 97
991097893.UG.FTS.B, 28.98%, 11/19/24 . 187 187
991101044.UG.FTS.B, 28.98%, 11/19/24 . 149 153
991101178.UG.FTS.B, 28.98%, 11/19/24 .. 91 93
991102831.UG.FTS.B, 28.98%, 11/19/24 . 256 262
991103262.UG.FTS.B, 28.98%, 11/19/24 . 210 213
991103976.UG.FTS.B, 28.98%, 11/19/24 . 441 453
991104468.UG.FTS.B, 28.98%, 11/19/24 . 2,120 2,174
991105346.UG.FTS.B, 28.98%, 11/19/24 . 104 105
991107342.UG.FTS.B, 28.98%, 11/19/24 . 120 122
991107864.UG.FTS.B, 28.98%, 11/19/24 . 107 108
991108611.UG.FTS.B, 28.98%, 11/19/24 .. 120 –
991108896.UG.FTS.B, 28.98%, 11/19/24 . 174 177
991110326.UG.FTS.B, 28.98%, 11/19/24 .. 999 1,020
991110570.UG.FTS.B, 28.98%, 11/19/24 .. 80 82
991111890.UG.FTS.B, 28.98%, 11/19/24 .. 61 63
991113138.UG.FTS.B, 28.98%, 11/19/24 .. 29 29
991113372.UG.FTS.B, 28.98%, 11/19/24 .. 235 242
991114496.UG.FTS.B, 28.98%, 11/19/24 .. 78 80
991114522.UG.FTS.B, 28.98%, 11/19/24 .. 275 282
991114717.UG.FTS.B, 28.98%, 11/19/24 .. 73 75
991114743.UG.FTS.B, 28.98%, 11/19/24 .. 58 –
991115278.UG.FTS.B, 28.98%, 11/19/24 .. 389 394
991117632.UG.FTS.B, 28.98%, 11/19/24 .. 548 550
991118407.UG.FTS.B, 28.98%, 11/19/24 .. 144 144
991119502.UG.FTS.B, 28.98%, 11/19/24 .. 487 500
991119530.UG.FTS.B, 28.98%, 11/19/24 .. 263 267
991121740.UG.FTS.B, 28.98%, 11/19/24 . 86 87
991122095.UG.FTS.B, 28.98%, 11/19/24 . 206 209
991124198.UG.FTS.B, 28.98%, 11/19/24 . 245 251

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991125441.UG.FTS.B, 28.98%, 11/19/24 . $ 495 $ 507
991127107.UG.FTS.B, 28.98%, 11/19/24 . 139 143
991132767.UG.FTS.B, 28.98%, 11/19/24 . 64 64
991132858.UG.FTS.B, 28.98%, 11/19/24 . 42 43
991132991.UG.FTS.B, 28.98%, 11/19/24 . 117 120
991134220.UG.FTS.B, 28.98%, 11/19/24 . 93 96
991135049.UG.FTS.B, 28.98%, 11/19/24 . 73 75
991138625.UG.FTS.B, 28.98%, 11/19/24 . 474 486
991140740.UG.FTS.B, 28.98%, 11/19/24 . 135 135
991140959.UG.FTS.B, 28.98%, 11/19/24 . 431 436
991141321.UG.FTS.B, 28.98%, 11/19/24 . 142 146
991144190.UG.FTS.B, 28.98%, 11/19/24 . 267 274
991144684.UG.FTS.B, 28.98%, 11/19/24 . 207 212
991148491.UG.FTS.B, 28.98%, 11/19/24 . 373 382
991149756.UG.FTS.B, 28.98%, 11/19/24 . – –
991150543.UG.FTS.B, 28.98%, 11/19/24 . 248 254
991160191.UG.FTS.B, 28.98%, 11/19/24 . 67 68
991161065.UG.FTS.B, 28.98%, 11/19/24 . 465 –
991164721.UG.FTS.B, 28.98%, 11/19/24 . 47 47
991166387.UG.FTS.B, 28.98%, 11/19/24 . 51 52
991173637.UG.FTS.B, 28.98%, 11/19/24 . 32 32
991180832.UG.FTS.B, 28.98%, 11/19/24 . 65 67
991181040.UG.FTS.B, 28.98%, 11/19/24 . 661 677
991183616.UG.FTS.B, 28.98%, 11/19/24 . 367 374
991185484.UG.FTS.B, 28.98%, 11/19/24 . 65 67
991195204.UG.FTS.B, 28.98%, 11/19/24 . 13 13
991200084.UG.FTS.B, 28.98%, 11/19/24 . 73 73
991211917.UG.FTS.B, 28.98%, 11/19/24 . 5 5
991212005.UG.FTS.B, 28.98%, 11/19/24 . 45 46
991213383.UG.FTS.B, 28.98%, 11/19/24 . 76 6
991213749.UG.FTS.B, 28.98%, 11/19/24 . 41 42
991215309.UG.FTS.B, 28.98%, 11/19/24 . 100 103
991218732.UG.FTS.B, 28.98%, 11/19/24 . 89 91
991222930.UG.FTS.B, 28.98%, 11/19/24 . 158 162
991224492.UG.FTS.B, 28.98%, 11/19/24 . 693 706
991225580.UG.FTS.B, 28.98%, 11/19/24 . 37 38
991245677.UG.FTS.B, 28.98%, 11/19/24 . 68 9
991260584.UG.FTS.B, 28.98%, 11/19/24 . 553 563
991264197.UG.FTS.B, 28.98%, 11/19/24 . 66 66
991265366.UG.FTS.B, 28.98%, 11/19/24 . 21 21
991267944.UG.FTS.B, 28.98%, 11/19/24 . 30 –
991267970.UG.FTS.B, 28.98%, 11/19/24 . 138 141
991269614.UG.FTS.B, 28.98%, 11/19/24 . 275 280
991272220.UG.FTS.B, 28.98%, 11/19/24 . 125 128
991274553.UG.FTS.B, 28.98%, 11/19/24 . 98 99
991276025.UG.FTS.B, 28.98%, 11/19/24 . 21 22
991276906.UG.FTS.B, 28.98%, 11/19/24 . 172 176
991285040.UG.FTS.B, 28.98%, 11/19/24 . 71 72
991285978.UG.FTS.B, 28.98%, 11/19/24 . 191 194
991291090.UG.FTS.B, 28.98%, 11/19/24 . 89 90
991079459.UG.FTS.B, 29.49%, 11/19/24 . 520 537
991079567.UG.FTS.B, 29.49%, 11/19/24 . 86 89
991080329.UG.FTS.B, 29.49%, 11/19/24 . 81 83
991080785.UG.FTS.B, 29.49%, 11/19/24 . 251 257
991081477.UG.FTS.B, 29.49%, 11/19/24 . 110 16
991083975.UG.FTS.B, 29.49%, 11/19/24 . 100 100
991084120.UG.FTS.B, 29.49%, 11/19/24 . 306 311
991086865.UG.FTS.B, 29.49%, 11/19/24 . 85 88
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991088485.UG.FTS.B, 29.49%, 11/19/24 . $ 72 $ 74
991088510.UG.FTS.B, 29.49%, 11/19/24 . 166 171
991091761.UG.FTS.B, 29.49%, 11/19/24 . 148 152
991091799.UG.FTS.B, 29.49%, 11/19/24 . 54 55
991096428.UG.FTS.B, 29.49%, 11/19/24 . 197 203
991096952.UG.FTS.B, 29.49%, 11/19/24 . 66 68
991098909.UG.FTS.B, 29.49%, 11/19/24 . 454 469
991099687.UG.FTS.B, 29.49%, 11/19/24 . 335 338
991100113.UG.FTS.B, 29.49%, 11/19/24 .. 93 96
991102829.UG.FTS.B, 29.49%, 11/19/24 . 97 97
991103770.UG.FTS.B, 29.49%, 11/19/24 . 88 90
991103901.UG.FTS.B, 29.49%, 11/19/24 . 254 262
991104175.UG.FTS.B, 29.49%, 11/19/24 . 2 2
991104178.UG.FTS.B, 29.49%, 11/19/24 . 1,094 1,124
991104280.UG.FTS.B, 29.49%, 11/19/24 . 109 112
991104410.UG.FTS.B, 29.49%, 11/19/24 . 365 368
991106337.UG.FTS.B, 29.49%, 11/19/24 . 128 133
991106684.UG.FTS.B, 29.49%, 11/19/24 . 127 131
991109379.UG.FTS.B, 29.49%, 11/19/24 . 34 34
991109457.UG.FTS.B, 29.49%, 11/19/24 . 210 217
991109475.UG.FTS.B, 29.49%, 11/19/24 . 106 109
991110529.UG.FTS.B, 29.49%, 11/19/24 .. 158 163
991111418.UG.FTS.B, 29.49%, 11/19/24 .. 357 361
991114314.UG.FTS.B, 29.49%, 11/19/24 .. 266 273
991114749.UG.FTS.B, 29.49%, 11/19/24 .. 254 259
991122169.UG.FTS.B, 29.49%, 11/19/24 . 15 3
991122950.UG.FTS.B, 29.49%, 11/19/24 . 1,158 32
991125628.UG.FTS.B, 29.49%, 11/19/24 . 623 646
991128207.UG.FTS.B, 29.49%, 11/19/24 . 1,170 1,216
991128682.UG.FTS.B, 29.49%, 11/19/24 . 346 350
991130441.UG.FTS.B, 29.49%, 11/19/24 . 89 93
991130674.UG.FTS.B, 29.49%, 11/19/24 . 35 35
991133364.UG.FTS.B, 29.49%, 11/19/24 . 17 17
991138434.UG.FTS.B, 29.49%, 11/19/24 . 162 164
991139198.UG.FTS.B, 29.49%, 11/19/24 . 258 266
991139453.UG.FTS.B, 29.49%, 11/19/24 . 341 351
991146154.UG.FTS.B, 29.49%, 11/19/24 . 249 253
991148151.UG.FTS.B, 29.49%, 11/19/24 . 58 60
991149232.UG.FTS.B, 29.49%, 11/19/24 . 328 336
991153991.UG.FTS.B, 29.49%, 11/19/24 . 81 83
991154641.UG.FTS.B, 29.49%, 11/19/24 . 188 194
991156120.UG.FTS.B, 29.49%, 11/19/24 . 119 122
991157117.UG.FTS.B, 29.49%, 11/19/24 .. 135 139
991167820.UG.FTS.B, 29.49%, 11/19/24 . 200 205
991170256.UG.FTS.B, 29.49%, 11/19/24 . 93 95
991176843.UG.FTS.B, 29.49%, 11/19/24 . 1,052 1,064
991182291.UG.FTS.B, 29.49%, 11/19/24 . 292 301
991186425.UG.FTS.B, 29.49%, 11/19/24 . 144 147
991188709.UG.FTS.B, 29.49%, 11/19/24 . 144 150
991191696.UG.FTS.B, 29.49%, 11/19/24 . 213 219
991191984.UG.FTS.B, 29.49%, 11/19/24 . 61 61
991193402.UG.FTS.B, 29.49%, 11/19/24 . 26 27
991206154.UG.FTS.B, 29.49%, 11/19/24 . 28 28
991211016.UG.FTS.B, 29.49%, 11/19/24 . 132 136
991229419.UG.FTS.B, 29.49%, 11/19/24 . 345 352
991239313.UG.FTS.B, 29.49%, 11/19/24 . 150 154
991242660.UG.FTS.B, 29.49%, 11/19/24 . 310 315
991242783.UG.FTS.B, 29.49%, 11/19/24 . 235 240

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991247672.UG.FTS.B, 29.49%, 11/19/24 . $ 57 $ 58
991256783.UG.FTS.B, 29.49%, 11/19/24 . 62 –
991258723.UG.FTS.B, 29.49%, 11/19/24 . 90 92
991259761.UG.FTS.B, 29.49%, 11/19/24 . 113 116
991259944.UG.FTS.B, 29.49%, 11/19/24 . 60 62
991261749.UG.FTS.B, 29.49%, 11/19/24 . 95 97
991267836.UG.FTS.B, 29.49%, 11/19/24 . 93 95
991268203.UG.FTS.B, 29.49%, 11/19/24 . 208 213
991268346.UG.FTS.B, 29.49%, 11/19/24 . 52 53
991269656.UG.FTS.B, 29.49%, 11/19/24 . 22 22
991277369.UG.FTS.B, 29.49%, 11/19/24 . 549 553
991278085.UG.FTS.B, 29.49%, 11/19/24 . 396 407
991285961.UG.FTS.B, 29.49%, 11/19/24 . 212 30
991218218.UG.FTS.B, Zero Cpn, 11/20/24 570 40
991243987.UG.FTS.B, Zero Cpn, 11/20/24 4,548 313
991086006.UG.FTS.B, 18.97%, 11/20/24 . 414 418
991109789.UG.FTS.B, 18.97%, 11/20/24 . 113 113
991131248.UG.FTS.B, 18.97%, 11/20/24 . 190 191
991212667.UG.FTS.B, 18.97%, 11/20/24 . 747 750
991277364.UG.FTS.B, 18.97%, 11/20/24 . 1,066 1,070
991168973.UG.FTS.B, 19.21%, 11/20/24 . 120 120
991204096.UG.FTS.B, 19.8%, 11/20/24 .. 106 106
991204791.UG.FTS.B, 19.8%, 11/20/24 .. 77 78
991267411.UG.FTS.B, 19.8%, 11/20/24 .. 138 138
991102000.UG.FTS.B, 19.99%, 11/20/24 . 256 263
991105915.UG.FTS.B, 19.99%, 11/20/24 . 109 112
991108309.UG.FTS.B, 19.99%, 11/20/24 . 160 161
991108487.UG.FTS.B, 19.99%, 11/20/24 . 193 195
991112938.UG.FTS.B, 19.99%, 11/20/24 .. 83 84
991171504.UG.FTS.B, 19.99%, 11/20/24 . 216 216
991175975.UG.FTS.B, 19.99%, 11/20/24 . 91 93
991181647.UG.FTS.B, 19.99%, 11/20/24 . 55 56
991188505.UG.FTS.B, 19.99%, 11/20/24 . 105 107
991210688.UG.FTS.B, 19.99%, 11/20/24 . 42 43
991237192.UG.FTS.B, 19.99%, 11/20/24 . 747 761
991263955.UG.FTS.B, 19.99%, 11/20/24 . 60 61
991084611.UG.FTS.B, 20.46%, 11/20/24 . 363 366
991085501.UG.FTS.B, 20.46%, 11/20/24 . 568 573
991100911.UG.FTS.B, 20.46%, 11/20/24 .. 254 256
991102814.UG.FTS.B, 20.46%, 11/20/24 . 128 130
991112817.UG.FTS.B, 20.46%, 11/20/24 .. 1,883 1,896
991125492.UG.FTS.B, 20.46%, 11/20/24 . 104 104
991160910.UG.FTS.B, 20.46%, 11/20/24 . 64 64
991204119.UG.FTS.B, 20.46%, 11/20/24 . 9 9
991204576.UG.FTS.B, 20.46%, 11/20/24 . 103 103
991086619.UG.FTS.B, 20.97%, 11/20/24 . 2,362 2,371
991171843.UG.FTS.B, 20.97%, 11/20/24 . 67 68
991085535.UG.FTS.B, 21.46%, 11/20/24 . 93 93
991133819.UG.FTS.B, 21.46%, 11/20/24 . 80 80
991215411.UG.FTS.B, 21.46%, 11/20/24 . 240 243
991261262.UG.FTS.B, 21.46%, 11/20/24 . 9 9
991152530.UG.FTS.B, 22.97%, 11/20/24 . 18 18
991151893.UG.FTS.B, 23.95%, 11/20/24 . 383 382
991089655.UG.FTS.B, 25.94%, 11/20/24 . 103 101
991128669.UG.FTS.B, 26.94%, 11/20/24 . 71 70
991137301.UG.FTS.B, 27.99%, 11/20/24 . 101 102
991099607.UG.FTS.B, 28.98%, 11/20/24 . 285 292
991100214.UG.FTS.B, 28.98%, 11/20/24 . 105 107
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991100430.UG.FTS.B, 28.98%, 11/20/24 . $ – $ –
991103833.UG.FTS.B, 28.98%, 11/20/24 . 48 48
991105295.UG.FTS.B, 28.98%, 11/20/24 . 653 85
991107307.UG.FTS.B, 28.98%, 11/20/24 . 61 63
991110958.UG.FTS.B, 28.98%, 11/20/24 .. 37 38
991115050.UG.FTS.B, 28.98%, 11/20/24 .. 119 120
991115150.UG.FTS.B, 28.98%, 11/20/24 .. 128 131
991118707.UG.FTS.B, 28.98%, 11/20/24 .. 83 84
991122709.UG.FTS.B, 28.98%, 11/20/24 . 93 96
991122834.UG.FTS.B, 28.98%, 11/20/24 . 86 88
991123392.UG.FTS.B, 28.98%, 11/20/24 . 132 133
991125422.UG.FTS.B, 28.98%, 11/20/24 . 679 695
991126124.UG.FTS.B, 28.98%, 11/20/24 . 170 173
991126597.UG.FTS.B, 28.98%, 11/20/24 . 27 27
991126868.UG.FTS.B, 28.98%, 11/20/24 . 337 342
991130160.UG.FTS.B, 28.98%, 11/20/24 . 66 67
991133560.UG.FTS.B, 28.98%, 11/20/24 . 72 74
991133721.UG.FTS.B, 28.98%, 11/20/24 . 348 357
991136884.UG.FTS.B, 28.98%, 11/20/24 . 170 172
991137933.UG.FTS.B, 28.98%, 11/20/24 . 29 29
991139188.UG.FTS.B, 28.98%, 11/20/24 . 892 915
991140250.UG.FTS.B, 28.98%, 11/20/24 . 127 130
991144058.UG.FTS.B, 28.98%, 11/20/24 . 778 49
991145878.UG.FTS.B, 28.98%, 11/20/24 . 533 542
991147511.UG.FTS.B, 28.98%, 11/20/24 .. 19 19
991150671.UG.FTS.B, 28.98%, 11/20/24 . 23 23
991151618.UG.FTS.B, 28.98%, 11/20/24 . 367 25
991159138.UG.FTS.B, 28.98%, 11/20/24 . 97 99
991160183.UG.FTS.B, 28.98%, 11/20/24 . 125 129
991163497.UG.FTS.B, 28.98%, 11/20/24 . 354 363
991170492.UG.FTS.B, 28.98%, 11/20/24 . 135 138
991179992.UG.FTS.B, 28.98%, 11/20/24 . 98 101
991187570.UG.FTS.B, 28.98%, 11/20/24 . 119 122
991190395.UG.FTS.B, 28.98%, 11/20/24 . 53 54
991194988.UG.FTS.B, 28.98%, 11/20/24 . 304 303
991198786.UG.FTS.B, 28.98%, 11/20/24 . 209 213
991199806.UG.FTS.B, 28.98%, 11/20/24 . 92 94
991203518.UG.FTS.B, 28.98%, 11/20/24 . 24 24
991204942.UG.FTS.B, 28.98%, 11/20/24 . 98 101
991212347.UG.FTS.B, 28.98%, 11/20/24 . 85 85
991217421.UG.FTS.B, 28.98%, 11/20/24 . 558 39
991226698.UG.FTS.B, 28.98%, 11/20/24 . 102 105
991232543.UG.FTS.B, 28.98%, 11/20/24 . 127 129
991247369.UG.FTS.B, 28.98%, 11/20/24 . 923 941
991263045.UG.FTS.B, 28.98%, 11/20/24 . 358 365
991267705.UG.FTS.B, 28.98%, 11/20/24 . 138 140
991268970.UG.FTS.B, 28.98%, 11/20/24 . 369 376
991272832.UG.FTS.B, 28.98%, 11/20/24 . 219 223
991276708.UG.FTS.B, 28.98%, 11/20/24 . 138 141
991280031.UG.FTS.B, 28.98%, 11/20/24 . 60 61
991297402.UG.FTS.B, 28.98%, 11/20/24 . 149 152
991298120.UG.FTS.B, 28.98%, 11/20/24 . 601 607
991098504.UG.FTS.B, 29.49%, 11/20/24 . 76 13
991098513.UG.FTS.B, 29.49%, 11/20/24 . 58 59
991100908.UG.FTS.B, 29.49%, 11/20/24 . 857 878
991106397.UG.FTS.B, 29.49%, 11/20/24 . 93 93
991107977.UG.FTS.B, 29.49%, 11/20/24 . 99 100
991108509.UG.FTS.B, 29.49%, 11/20/24 . 325 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991110253.UG.FTS.B, 29.49%, 11/20/24 .. $ 115 $ 118
991110617.UG.FTS.B, 29.49%, 11/20/24 .. 205 211
991112071.UG.FTS.B, 29.49%, 11/20/24 .. 209 214
991113693.UG.FTS.B, 29.49%, 11/20/24 .. 106 109
991113695.UG.FTS.B, 29.49%, 11/20/24 .. 35 35
991117048.UG.FTS.B, 29.49%, 11/20/24 .. 90 92
991117581.UG.FTS.B, 29.49%, 11/20/24 .. 303 308
991119330.UG.FTS.B, 29.49%, 11/20/24 .. 350 359
991122096.UG.FTS.B, 29.49%, 11/20/24 . 75 77
991124909.UG.FTS.B, 29.49%, 11/20/24 . 23 23
991125322.UG.FTS.B, 29.49%, 11/20/24 . 126 130
991129659.UG.FTS.B, 29.49%, 11/20/24 . 128 128
991131752.UG.FTS.B, 29.49%, 11/20/24 . 118 92
991133485.UG.FTS.B, 29.49%, 11/20/24 . 65 66
991142389.UG.FTS.B, 29.49%, 11/20/24 . 557 574
991145294.UG.FTS.B, 29.49%, 11/20/24 . 68 70
991151418.UG.FTS.B, 29.49%, 11/20/24 . 117 –
991152603.UG.FTS.B, 29.49%, 11/20/24 . 83 84
991165138.UG.FTS.B, 29.49%, 11/20/24 . 112 115
991167362.UG.FTS.B, 29.49%, 11/20/24 . 280 288
991169205.UG.FTS.B, 29.49%, 11/20/24 . 1,403 1,437
991185927.UG.FTS.B, 29.49%, 11/20/24 . 75 77
991187953.UG.FTS.B, 29.49%, 11/20/24 . 16 16
991188097.UG.FTS.B, 29.49%, 11/20/24 . 27 28
991189207.UG.FTS.B, 29.49%, 11/20/24 . 5 5
991192873.UG.FTS.B, 29.49%, 11/20/24 . 23 23
991195573.UG.FTS.B, 29.49%, 11/20/24 . 186 194
991198394.UG.FTS.B, 29.49%, 11/20/24 . 396 28
991202228.UG.FTS.B, 29.49%, 11/20/24 . 127 18
991210088.UG.FTS.B, 29.49%, 11/20/24 . 329 334
991211764.UG.FTS.B, 29.49%, 11/20/24 . 45 46
991213437.UG.FTS.B, 29.49%, 11/20/24 . 54 56
991213653.UG.FTS.B, 29.49%, 11/20/24 . 255 261
991215595.UG.FTS.B, 29.49%, 11/20/24 . 279 290
991216973.UG.FTS.B, 29.49%, 11/20/24 . 349 356
991219254.UG.FTS.B, 29.49%, 11/20/24 . 40 41
991233581.UG.FTS.B, 29.49%, 11/20/24 . 46 –
991233863.UG.FTS.B, 29.49%, 11/20/24 . 1,246 1,278
991238431.UG.FTS.B, 29.49%, 11/20/24 . 798 112
991239349.UG.FTS.B, 29.49%, 11/20/24 . 181 26
991239830.UG.FTS.B, 29.49%, 11/20/24 . 416 425
991244043.UG.FTS.B, 29.49%, 11/20/24 . 13 13
991247212.UG.FTS.B, 29.49%, 11/20/24 . 182 186
991252193.UG.FTS.B, 29.49%, 11/20/24 . 20 20
991255946.UG.FTS.B, 29.49%, 11/20/24 . 55 56
991267259.UG.FTS.B, 29.49%, 11/20/24 . 83 85
991267347.UG.FTS.B, 29.49%, 11/20/24 . 132 135
991267709.UG.FTS.B, 29.49%, 11/20/24 . 131 133
991268841.UG.FTS.B, 29.49%, 11/20/24 . 62 63
991269003.UG.FTS.B, 29.49%, 11/20/24 . 607 622
991297615.UG.FTS.B, 29.49%, 11/20/24 . 37 6
991299902.UG.FTS.B, 29.49%, 11/20/24 . 230 235
991140808.UG.FTS.B, Zero Cpn, 11/21/24 9 1
991144598.UG.FTS.B, Zero Cpn, 11/21/24 134 9
991149639.UG.FTS.B, 18.21%, 11/21/24 . 369 18
991093963.UG.FTS.B, 18.97%, 11/21/24 . 369 369
991224989.UG.FTS.B, 18.97%, 11/21/24 . 762 768
991143958.UG.FTS.B, 19.21%, 11/21/24 . – –
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991254447.UG.FTS.B, 19.21%, 11/21/24 . $ 159 $ 159
991141090.UG.FTS.B, 19.8%, 11/21/24 .. 472 468
991144492.UG.FTS.B, 19.8%, 11/21/24 .. 165 164
991198112.UG.FTS.B, 19.8%, 11/21/24 ... 157 159
991101910.UG.FTS.B, 19.99%, 11/21/24 . 954 965
991110283.UG.FTS.B, 19.99%, 11/21/24 .. 164 169
991129682.UG.FTS.B, 19.99%, 11/21/24 . 248 255
991170878.UG.FTS.B, 19.99%, 11/21/24 . 5 5
991174755.UG.FTS.B, 19.99%, 11/21/24 . 200 205
991233192.UG.FTS.B, 19.99%, 11/21/24 . 12 12
991091686.UG.FTS.B, 20.97%, 11/21/24 . 84 85
991109801.UG.FTS.B, 21.46%, 11/21/24 . 349 347
991135834.UG.FTS.B, 21.97%, 11/21/24 . 240 32
991206543.UG.FTS.B, 21.97%, 11/21/24 . 3,134 3,169
991109825.UG.FTS.B, 21.98%, 11/21/24 . 181 182
991114413.UG.FTS.B, 21.98%, 11/21/24 .. 237 239
991207630.UG.FTS.B, 21.98%, 11/21/24 . 260 262
991156272.UG.FTS.B, 22.95%, 11/21/24 . 197 198
991104066.UG.FTS.B, 23.95%, 11/21/24 . 227 230
991091300.UG.FTS.B, 26.94%, 11/21/24 . 93 93
991128509.UG.FTS.B, 27.99%, 11/21/24 . 151 155
991098805.UG.FTS.B, 28.98%, 11/21/24 . 35 35
991099584.UG.FTS.B, 28.98%, 11/21/24 . 67 68
991100106.UG.FTS.B, 28.98%, 11/21/24 . 19 19
991101503.UG.FTS.B, 28.98%, 11/21/24 . 685 702
991103359.UG.FTS.B, 28.98%, 11/21/24 . 620 635
991103415.UG.FTS.B, 28.98%, 11/21/24 . 34 34
991103484.UG.FTS.B, 28.98%, 11/21/24 . 20 21
991103505.UG.FTS.B, 28.98%, 11/21/24 . 297 305
991105102.UG.FTS.B, 28.98%, 11/21/24 . 66 66
991106305.UG.FTS.B, 28.98%, 11/21/24 . 505 518
991106632.UG.FTS.B, 28.98%, 11/21/24 . 225 227
991107547.UG.FTS.B, 28.98%, 11/21/24 . 296 299
991107910.UG.FTS.B, 28.98%, 11/21/24 . 43 43
991112083.UG.FTS.B, 28.98%, 11/21/24 .. 1,115 1,143
991112673.UG.FTS.B, 28.98%, 11/21/24 .. 68 69
991113938.UG.FTS.B, 28.98%, 11/21/24 .. 165 169
991115757.UG.FTS.B, 28.98%, 11/21/24 .. 88 89
991122560.UG.FTS.B, 28.98%, 11/21/24 . 165 168
991123406.UG.FTS.B, 28.98%, 11/21/24 . 13 13
991129275.UG.FTS.B, 28.98%, 11/21/24 . 410 413
991131576.UG.FTS.B, 28.98%, 11/21/24 . 1,261 1,288
991138300.UG.FTS.B, 28.98%, 11/21/24 . 33 34
991140811.UG.FTS.B, 28.98%, 11/21/24 .. 66 68
991144473.UG.FTS.B, 28.98%, 11/21/24 . 154 158
991162098.UG.FTS.B, 28.98%, 11/21/24 . 184 189
991169889.UG.FTS.B, 28.98%, 11/21/24 . 305 312
991170155.UG.FTS.B, 28.98%, 11/21/24 . 745 752
991174647.UG.FTS.B, 28.98%, 11/21/24 . 248 255
991178506.UG.FTS.B, 28.98%, 11/21/24 . 179 184
991181062.UG.FTS.B, 28.98%, 11/21/24 . 711 720
991185383.UG.FTS.B, 28.98%, 11/21/24 . 385 393
991194541.UG.FTS.B, 28.98%, 11/21/24 . 89 91
991196539.UG.FTS.B, 28.98%, 11/21/24 . 36 36
991204271.UG.FTS.B, 28.98%, 11/21/24 . 97 99
991205228.UG.FTS.B, 28.98%, 11/21/24 . 40 40
991205445.UG.FTS.B, 28.98%, 11/21/24 . 262 268
991212789.UG.FTS.B, 28.98%, 11/21/24 . 72 74

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991218149.UG.FTS.B, 28.98%, 11/21/24 . $ 927 $ 952
991223136.UG.FTS.B, 28.98%, 11/21/24 . 254 257
991225496.UG.FTS.B, 28.98%, 11/21/24 . 34 34
991226400.UG.FTS.B, 28.98%, 11/21/24 . 9 9
991227250.UG.FTS.B, 28.98%, 11/21/24 . 147 150
991233789.UG.FTS.B, 28.98%, 11/21/24 . 224 227
991236869.UG.FTS.B, 28.98%, 11/21/24 . 185 14
991237119.UG.FTS.B, 28.98%, 11/21/24 . 919 943
991243049.UG.FTS.B, 28.98%, 11/21/24 . 75 77
991250096.UG.FTS.B, 28.98%, 11/21/24 . 5 5
991257871.UG.FTS.B, 28.98%, 11/21/24 . 99 101
991262752.UG.FTS.B, 28.98%, 11/21/24 . 78 79
991263992.UG.FTS.B, 28.98%, 11/21/24 . 165 169
991264140.UG.FTS.B, 28.98%, 11/21/24 . 493 502
991269555.UG.FTS.B, 28.98%, 11/21/24 . 151 154
991277474.UG.FTS.B, 28.98%, 11/21/24 . 27 27
991284800.UG.FTS.B, 28.98%, 11/21/24 . 141 12
991297297.UG.FTS.B, 28.98%, 11/21/24 . 148 21
991297865.UG.FTS.B, 28.98%, 11/21/24 . 140 142
991098822.UG.FTS.B, 29.49%, 11/21/24 . 160 164
991099793.UG.FTS.B, 29.49%, 11/21/24 . 76 3
991099891.UG.FTS.B, 29.49%, 11/21/24 . 165 167
991100418.UG.FTS.B, 29.49%, 11/21/24 . 263 272
991101168.UG.FTS.B, 29.49%, 11/21/24 .. 29 29
991102962.UG.FTS.B, 29.49%, 11/21/24 . 49 50
991103642.UG.FTS.B, 29.49%, 11/21/24 . 158 157
991104423.UG.FTS.B, 29.49%, 11/21/24 . 261 264
991105230.UG.FTS.B, 29.49%, 11/21/24 . – –
991107662.UG.FTS.B, 29.49%, 11/21/24 . 32 32
991107906.UG.FTS.B, 29.49%, 11/21/24 . 934 956
991112882.UG.FTS.B, 29.49%, 11/21/24 .. 474 488
991113103.UG.FTS.B, 29.49%, 11/21/24 .. 14 14
991122036.UG.FTS.B, 29.49%, 11/21/24 . 57 4
991123398.UG.FTS.B, 29.49%, 11/21/24 . 224 35
991123851.UG.FTS.B, 29.49%, 11/21/24 . 263 270
991124929.UG.FTS.B, 29.49%, 11/21/24 . 52 52
991125417.UG.FTS.B, 29.49%, 11/21/24 . 70 72
991125736.UG.FTS.B, 29.49%, 11/21/24 . 38 6
991130355.UG.FTS.B, 29.49%, 11/21/24 . 371 377
991131801.UG.FTS.B, 29.49%, 11/21/24 . 64 65
991132346.UG.FTS.B, 29.49%, 11/21/24 . 378 385
991132792.UG.FTS.B, 29.49%, 11/21/24 . 100 103
991133817.UG.FTS.B, 29.49%, 11/21/24 . 169 173
991136618.UG.FTS.B, 29.49%, 11/21/24 . 112 17
991137083.UG.FTS.B, 29.49%, 11/21/24 . 254 252
991137836.UG.FTS.B, 29.49%, 11/21/24 . 112 114
991139313.UG.FTS.B, 29.49%, 11/21/24 . 93 –
991139966.UG.FTS.B, 29.49%, 11/21/24 . 48 48
991155328.UG.FTS.B, 29.49%, 11/21/24 . 135 139
991157022.UG.FTS.B, 29.49%, 11/21/24 . 469 479
991157333.UG.FTS.B, 29.49%, 11/21/24 . 37 38
991159418.UG.FTS.B, 29.49%, 11/21/24 . 102 106
991173134.UG.FTS.B, 29.49%, 11/21/24 . 23 23
991179856.UG.FTS.B, 29.49%, 11/21/24 . 547 544
991179953.UG.FTS.B, 29.49%, 11/21/24 . 10 10
991183376.UG.FTS.B, 29.49%, 11/21/24 . 307 312
991187695.UG.FTS.B, 29.49%, 11/21/24 . 95 98
991191726.UG.FTS.B, 29.49%, 11/21/24 . 123 124
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991195967.UG.FTS.B, 29.49%, 11/21/24 . $ 147 $ 153
991197725.UG.FTS.B, 29.49%, 11/21/24 . 1,221 1,269
991206897.UG.FTS.B, 29.49%, 11/21/24 . 49 50
991219638.UG.FTS.B, 29.49%, 11/21/24 . 54 55
991221868.UG.FTS.B, 29.49%, 11/21/24 . 31 31
991222533.UG.FTS.B, 29.49%, 11/21/24 . 25 25
991243146.UG.FTS.B, 29.49%, 11/21/24 . 907 928
991248040.UG.FTS.B, 29.49%, 11/21/24 . 184 188
991255779.UG.FTS.B, 29.49%, 11/21/24 . 62 64
991257574.UG.FTS.B, 29.49%, 11/21/24 . 13 13
991259033.UG.FTS.B, 29.49%, 11/21/24 . 195 199
991263744.UG.FTS.B, 29.49%, 11/21/24 . 209 214
991264912.UG.FTS.B, 29.49%, 11/21/24 . 82 84
991269668.UG.FTS.B, 29.49%, 11/21/24 . 136 139
991273052.UG.FTS.B, 29.49%, 11/21/24 . 63 63
991274815.UG.FTS.B, 29.49%, 11/21/24 . 1 1
991275188.UG.FTS.B, 29.49%, 11/21/24 . 231 236
991284824.UG.FTS.B, 29.49%, 11/21/24 . 3 3
991123695.UG.FTS.B, Zero Cpn, 11/22/24 335 23
991132905.UG.FTS.B, Zero Cpn, 11/22/24 198 13
991174146.UG.FTS.B, Zero Cpn, 11/22/24 56 4
991195371.UG.FTS.B, Zero Cpn, 11/22/24 318 22
991269175.UG.FTS.B, Zero Cpn, 11/22/24 44 3
991114211.UG.FTS.B, 18.97%, 11/22/24 .. 317 319
991122742.UG.FTS.B, 18.97%, 11/22/24 . 102 103
991125689.UG.FTS.B, 18.97%, 11/22/24 . 138 139
991154003.UG.FTS.B, 18.97%, 11/22/24 . 530 534
991118023.UG.FTS.B, 19.21%, 11/22/24 .. 110 111
991119286.UG.FTS.B, 19.21%, 11/22/24 .. 297 298
991199042.UG.FTS.B, 19.21%, 11/22/24 . 389 392
991103401.UG.FTS.B, 19.99%, 11/22/24 . 293 301
991121665.UG.FTS.B, 19.99%, 11/22/24 . 66 68
991132324.UG.FTS.B, 19.99%, 11/22/24 . 50 50
991157348.UG.FTS.B, 19.99%, 11/22/24 . 244 250
991181160.UG.FTS.B, 19.99%, 11/22/24 .. 386 386
991227531.UG.FTS.B, 19.99%, 11/22/24 . 549 42
991270414.UG.FTS.B, 19.99%, 11/22/24 . 38 38
991271550.UG.FTS.B, 19.99%, 11/22/24 . 574 45
991213596.UG.FTS.B, 20.46%, 11/22/24 . 1,767 1,783
991264755.UG.FTS.B, 20.46%, 11/22/24 . 90 90
991118422.UG.FTS.B, 21.46%, 11/22/24 .. 1,092 1,104
991131049.UG.FTS.B, 21.46%, 11/22/24 . 123 124
991215119.UG.FTS.B, 21.46%, 11/22/24 . 325 324
991099821.UG.FTS.B, 21.98%, 11/22/24 . 119 120
991196292.UG.FTS.B, 22.97%, 11/22/24 . 122 123
991124752.UG.FTS.B, 23.95%, 11/22/24 . 87 88
991272573.UG.FTS.B, 23.95%, 11/22/24 . 371 –
991166382.UG.FTS.B, 26.94%, 11/22/24 . 72 73
991180574.UG.FTS.B, 26.94%, 11/22/24 . 204 207
991104265.UG.FTS.B, 27.99%, 11/22/24 . 1,970 2,023
991115779.UG.FTS.B, 27.99%, 11/22/24 .. 771 777
991099542.UG.FTS.B, 28.98%, 11/22/24 . – –
991102689.UG.FTS.B, 28.98%, 11/22/24 . – –
991102922.UG.FTS.B, 28.98%, 11/22/24 . 286 294
991102964.UG.FTS.B, 28.98%, 11/22/24 . 103 106
991103009.UG.FTS.B, 28.98%, 11/22/24 . 168 172
991103706.UG.FTS.B, 28.98%, 11/22/24 . 1,291 –
991104196.UG.FTS.B, 28.98%, 11/22/24 . 190 194

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991104504.UG.FTS.B, 28.98%, 11/22/24 . $ 165 $ 169
991105023.UG.FTS.B, 28.98%, 11/22/24 . 2,114 2,172
991105794.UG.FTS.B, 28.98%, 11/22/24 . 904 929
991106035.UG.FTS.B, 28.98%, 11/22/24 . 98 100
991107556.UG.FTS.B, 28.98%, 11/22/24 . 483 483
991107575.UG.FTS.B, 28.98%, 11/22/24 . 169 172
991107921.UG.FTS.B, 28.98%, 11/22/24 . 1,000 1,019
991110155.UG.FTS.B, 28.98%, 11/22/24 .. 47 47
991110358.UG.FTS.B, 28.98%, 11/22/24 .. 100 101
991110618.UG.FTS.B, 28.98%, 11/22/24 .. 49 50
991116602.UG.FTS.B, 28.98%, 11/22/24 .. 281 283
991116973.UG.FTS.B, 28.98%, 11/22/24 .. 210 215
991122119.UG.FTS.B, 28.98%, 11/22/24 .. 56 57
991123827.UG.FTS.B, 28.98%, 11/22/24 . 493 503
991127224.UG.FTS.B, 28.98%, 11/22/24 . 468 481
991127481.UG.FTS.B, 28.98%, 11/22/24 . 469 479
991127588.UG.FTS.B, 28.98%, 11/22/24 . 64 65
991128908.UG.FTS.B, 28.98%, 11/22/24 . – –
991131367.UG.FTS.B, 28.98%, 11/22/24 . 271 277
991131812.UG.FTS.B, 28.98%, 11/22/24 . 114 117
991136765.UG.FTS.B, 28.98%, 11/22/24 . 501 515
991137246.UG.FTS.B, 28.98%, 11/22/24 . 373 379
991139408.UG.FTS.B, 28.98%, 11/22/24 . 46 46
991143933.UG.FTS.B, 28.98%, 11/22/24 . 240 247
991149223.UG.FTS.B, 28.98%, 11/22/24 . 46 46
991149451.UG.FTS.B, 28.98%, 11/22/24 . 467 480
991153364.UG.FTS.B, 28.98%, 11/22/24 . 273 278
991156074.UG.FTS.B, 28.98%, 11/22/24 . 101 103
991156523.UG.FTS.B, 28.98%, 11/22/24 . 63 63
991159179.UG.FTS.B, 28.98%, 11/22/24 . 254 260
991161581.UG.FTS.B, 28.98%, 11/22/24 . 227 230
991162076.UG.FTS.B, 28.98%, 11/22/24 . 29 29
991163227.UG.FTS.B, 28.98%, 11/22/24 . 263 270
991163510.UG.FTS.B, 28.98%, 11/22/24 . 254 35
991163764.UG.FTS.B, 28.98%, 11/22/24 . 84 86
991169488.UG.FTS.B, 28.98%, 11/22/24 . 163 167
991173036.UG.FTS.B, 28.98%, 11/22/24 . 58 59
991173716.UG.FTS.B, 28.98%, 11/22/24 . 465 473
991177122.UG.FTS.B, 28.98%, 11/22/24 . 446 446
991180530.UG.FTS.B, 28.98%, 11/22/24 . 147 151
991184097.UG.FTS.B, 28.98%, 11/22/24 . 174 179
991184113.UG.FTS.B, 28.98%, 11/22/24 .. 827 833
991195764.UG.FTS.B, 28.98%, 11/22/24 . 66 67
991197771.UG.FTS.B, 28.98%, 11/22/24 . 106 109
991204158.UG.FTS.B, 28.98%, 11/22/24 . 20 20
991219493.UG.FTS.B, 28.98%, 11/22/24 . 103 105
991223543.UG.FTS.B, 28.98%, 11/22/24 . 15 15
991223597.UG.FTS.B, 28.98%, 11/22/24 . 135 137
991223823.UG.FTS.B, 28.98%, 11/22/24 . 9 9
991224363.UG.FTS.B, 28.98%, 11/22/24 . 248 18
991224526.UG.FTS.B, 28.98%, 11/22/24 . 152 156
991228922.UG.FTS.B, 28.98%, 11/22/24 . 89 91
991234896.UG.FTS.B, 28.98%, 11/22/24 . 313 319
991251324.UG.FTS.B, 28.98%, 11/22/24 . 89 1
991255263.UG.FTS.B, 28.98%, 11/22/24 . 95 97
991261500.UG.FTS.B, 28.98%, 11/22/24 . 18 18
991262138.UG.FTS.B, 28.98%, 11/22/24 . 92 94
991279336.UG.FTS.B, 28.98%, 11/22/24 . 14 14
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991285685.UG.FTS.B, 28.98%, 11/22/24 . $ 520 $ 72
991299270.UG.FTS.B, 28.98%, 11/22/24 . 460 469
991304220.UG.FTS.B, 28.98%, 11/22/24 . 74 75
991304298.UG.FTS.B, 28.98%, 11/22/24 . 369 376
991307686.UG.FTS.B, 28.98%, 11/22/24 . 126 128
991311847.UG.FTS.B, 28.98%, 11/22/24 . 188 191
991099101.UG.FTS.B, 29.49%, 11/22/24 . 48 48
991100054.UG.FTS.B, 29.49%, 11/22/24 . 364 376
991100376.UG.FTS.B, 29.49%, 11/22/24 . 86 86
991100555.UG.FTS.B, 29.49%, 11/22/24 . 784 807
991101821.UG.FTS.B, 29.49%, 11/22/24 . 134 134
991102587.UG.FTS.B, 29.49%, 11/22/24 . 212 219
991102823.UG.FTS.B, 29.49%, 11/22/24 . 88 13
991103865.UG.FTS.B, 29.49%, 11/22/24 . 58 58
991104396.UG.FTS.B, 29.49%, 11/22/24 . 94 98
991105680.UG.FTS.B, 29.49%, 11/22/24 . 59 60
991107019.UG.FTS.B, 29.49%, 11/22/24 . 160 –
991107152.UG.FTS.B, 29.49%, 11/22/24 . 114 118
991107154.UG.FTS.B, 29.49%, 11/22/24 . 318 319
991107318.UG.FTS.B, 29.49%, 11/22/24 . 148 148
991107393.UG.FTS.B, 29.49%, 11/22/24 . 1,140 –
991107494.UG.FTS.B, 29.49%, 11/22/24 . 177 182
991108083.UG.FTS.B, 29.49%, 11/22/24 . 122 126
991108800.UG.FTS.B, 29.49%, 11/22/24 . 134 136
991109990.UG.FTS.B, 29.49%, 11/22/24 . 211 216
991112073.UG.FTS.B, 29.49%, 11/22/24 .. 154 159
991112758.UG.FTS.B, 29.49%, 11/22/24 .. 172 174
991113516.UG.FTS.B, 29.49%, 11/22/24 .. 109 112
991116896.UG.FTS.B, 29.49%, 11/22/24 .. 112 116
991119993.UG.FTS.B, 29.49%, 11/22/24 .. 140 145
991120831.UG.FTS.B, 29.49%, 11/22/24 . 88 92
991124015.UG.FTS.B, 29.49%, 11/22/24 . 209 215
991124721.UG.FTS.B, 29.49%, 11/22/24 . 154 155
991125303.UG.FTS.B, 29.49%, 11/22/24 . 109 8
991126049.UG.FTS.B, 29.49%, 11/22/24 . 27 27
991132446.UG.FTS.B, 29.49%, 11/22/24 . 66 68
991138174.UG.FTS.B, 29.49%, 11/22/24 . 134 137
991139223.UG.FTS.B, 29.49%, 11/22/24 . 576 –
991141918.UG.FTS.B, 29.49%, 11/22/24 . 595 603
991144588.UG.FTS.B, 29.49%, 11/22/24 . 176 182
991146799.UG.FTS.B, 29.49%, 11/22/24 . 31 32
991149855.UG.FTS.B, 29.49%, 11/22/24 . 362 373
991150981.UG.FTS.B, 29.49%, 11/22/24 . 65 65
991153231.UG.FTS.B, 29.49%, 11/22/24 . 75 77
991155428.UG.FTS.B, 29.49%, 11/22/24 . – –
991155708.UG.FTS.B, 29.49%, 11/22/24 . 287 296
991162354.UG.FTS.B, 29.49%, 11/22/24 . 98 101
991168948.UG.FTS.B, 29.49%, 11/22/24 . 499 514
991173886.UG.FTS.B, 29.49%, 11/22/24 . 364 374
991175535.UG.FTS.B, 29.49%, 11/22/24 . 89 90
991176814.UG.FTS.B, 29.49%, 11/22/24 . 788 810
991177757.UG.FTS.B, 29.49%, 11/22/24 . 267 –
991179561.UG.FTS.B, 29.49%, 11/22/24 . 54 55
991182736.UG.FTS.B, 29.49%, 11/22/24 . 84 86
991191963.UG.FTS.B, 29.49%, 11/22/24 . 45 45
991217394.UG.FTS.B, 29.49%, 11/22/24 . 93 96
991219101.UG.FTS.B, 29.49%, 11/22/24 . 60 61
991223979.UG.FTS.B, 29.49%, 11/22/24 . 47 48

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991245259.UG.FTS.B, 29.49%, 11/22/24 . $ 92 $ 7
991255887.UG.FTS.B, 29.49%, 11/22/24 . 93 96
991267717.UG.FTS.B, 29.49%, 11/22/24 . 463 473
991274490.UG.FTS.B, 29.49%, 11/22/24 . 32 32
991278795.UG.FTS.B, 29.49%, 11/22/24 . 87 89
991279836.UG.FTS.B, 29.49%, 11/22/24 . 101 104
991281331.UG.FTS.B, 29.49%, 11/22/24 . 168 171
991281845.UG.FTS.B, 29.49%, 11/22/24 . 49 50
991288087.UG.FTS.B, 29.49%, 11/22/24 . 70 72
991290240.UG.FTS.B, 29.49%, 11/22/24 . 102 104
991291999.UG.FTS.B, 29.49%, 11/22/24 . 39 40
991293465.UG.FTS.B, 29.49%, 11/22/24 . 146 149
991293990.UG.FTS.B, 29.49%, 11/22/24 . 13 13
991300187.UG.FTS.B, 29.49%, 11/22/24 . 410 30
991302610.UG.FTS.B, 29.49%, 11/22/24 . 328 335
991305981.UG.FTS.B, 29.49%, 11/22/24 . 28 29
991134773.UG.FTS.B, Zero Cpn, 11/23/24 40 3
991156245.UG.FTS.B, Zero Cpn, 11/23/24 566 39
991182655.UG.FTS.B, Zero Cpn, 11/23/24 54 4
991204587.UG.FTS.B, Zero Cpn, 11/23/24 326 22
991287640.UG.FTS.B, Zero Cpn, 11/23/24 28 2
991196638.UG.FTS.B, 14.98%, 11/23/24 . 415 419
991229244.UG.FTS.B, 18.97%, 11/23/24 . 406 407
991196293.UG.FTS.B, 19.21%, 11/23/24 . 336 339
991313399.UG.FTS.B, 19.21%, 11/23/24 . 148 151
991168372.UG.FTS.B, 19.8%, 11/23/24 .. 1,299 1,311
991237671.UG.FTS.B, 19.8%, 11/23/24 .. 114 9
991108230.UG.FTS.B, 19.99%, 11/23/24 . 45 46
991108654.UG.FTS.B, 19.99%, 11/23/24 . 77 79
991111693.UG.FTS.B, 19.99%, 11/23/24 .. – –
991114190.UG.FTS.B, 19.99%, 11/23/24 .. 35 –
991114531.UG.FTS.B, 19.99%, 11/23/24 .. 128 132
991123941.UG.FTS.B, 19.99%, 11/23/24 . 965 1,000
991126181.UG.FTS.B, 19.99%, 11/23/24 . 306 41
991126600.UG.FTS.B, 19.99%, 11/23/24 . 1,053 1,082
991126654.UG.FTS.B, 19.99%, 11/23/24 . 157 161
991132671.UG.FTS.B, 19.99%, 11/23/24 . 95 97
991133827.UG.FTS.B, 19.99%, 11/23/24 . 221 225
991147270.UG.FTS.B, 19.99%, 11/23/24 . 47 47
991150692.UG.FTS.B, 19.99%, 11/23/24 . 84 86
991162960.UG.FTS.B, 19.99%, 11/23/24 . 28 28
991167674.UG.FTS.B, 19.99%, 11/23/24 . 208 209
991229310.UG.FTS.B, 19.99%, 11/23/24 . 154 158
991232620.UG.FTS.B, 19.99%, 11/23/24 . 89 92
991244136.UG.FTS.B, 19.99%, 11/23/24 . 273 274
991262811.UG.FTS.B, 19.99%, 11/23/24 . 71 73
991296137.UG.FTS.B, 19.99%, 11/23/24 . 121 123
991300760.UG.FTS.B, 19.99%, 11/23/24 . 128 131
991181180.UG.FTS.B, 20.97%, 11/23/24 .. 74 74
991184027.UG.FTS.B, 20.97%, 11/23/24 . 131 132
991282683.UG.FTS.B, 20.97%, 11/23/24 . 23 23
991113758.UG.FTS.B, 21.46%, 11/23/24 .. 75 76
991119625.UG.FTS.B, 21.46%, 11/23/24 .. 331 334
991125579.UG.FTS.B, 21.46%, 11/23/24 . 380 383
991148866.UG.FTS.B, 21.46%, 11/23/24 . 2,349 2,373
991155217.UG.FTS.B, 21.46%, 11/23/24 . 192 193
991106966.UG.FTS.B, 21.98%, 11/23/24 . 469 472
991184768.UG.FTS.B, 21.98%, 11/23/24 . 74 74
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991276829.UG.FTS.B, 21.98%, 11/23/24 . $ 44 $ 44
991191830.UG.FTS.B, 22.95%, 11/23/24 . 222 225
991121850.UG.FTS.B, 26.94%, 11/23/24 . 139 139
991146136.UG.FTS.B, 26.94%, 11/23/24 . 935 948
991147765.UG.FTS.B, 27.95%, 11/23/24 . 135 137
991109616.UG.FTS.B, 27.99%, 11/23/24 . 386 397
991232344.UG.FTS.B, 27.99%, 11/23/24 . 57 59
991105091.UG.FTS.B, 28.98%, 11/23/24 . – –
991105483.UG.FTS.B, 28.98%, 11/23/24 . 393 400
991105842.UG.FTS.B, 28.98%, 11/23/24 . 177 179
991106197.UG.FTS.B, 28.98%, 11/23/24 . 814 836
991106233.UG.FTS.B, 28.98%, 11/23/24 . 60 62
991106264.UG.FTS.B, 28.98%, 11/23/24 . 273 277
991108227.UG.FTS.B, 28.98%, 11/23/24 . 178 179
991108887.UG.FTS.B, 28.98%, 11/23/24 . 76 78
991109723.UG.FTS.B, 28.98%, 11/23/24 . 403 –
991110526.UG.FTS.B, 28.98%, 11/23/24 .. 125 126
991110800.UG.FTS.B, 28.98%, 11/23/24 .. 322 334
991110924.UG.FTS.B, 28.98%, 11/23/24 .. 89 93
991115378.UG.FTS.B, 28.98%, 11/23/24 .. 84 86
991115753.UG.FTS.B, 28.98%, 11/23/24 .. 20 20
991117626.UG.FTS.B, 28.98%, 11/23/24 .. 1,381 1,409
991121613.UG.FTS.B, 28.98%, 11/23/24 . 139 143
991123355.UG.FTS.B, 28.98%, 11/23/24 . 37 37
991124798.UG.FTS.B, 28.98%, 11/23/24 . 298 305
991125415.UG.FTS.B, 28.98%, 11/23/24 . 226 232
991131479.UG.FTS.B, 28.98%, 11/23/24 . 362 371
991132396.UG.FTS.B, 28.98%, 11/23/24 . 259 260
991132894.UG.FTS.B, 28.98%, 11/23/24 . 102 104
991133989.UG.FTS.B, 28.98%, 11/23/24 . 29 29
991139844.UG.FTS.B, 28.98%, 11/23/24 . 110 113
991147458.UG.FTS.B, 28.98%, 11/23/24 . 198 203
991148591.UG.FTS.B, 28.98%, 11/23/24 . 616 618
991152386.UG.FTS.B, 28.98%, 11/23/24 . 159 22
991157081.UG.FTS.B, 28.98%, 11/23/24 . 38 38
991158618.UG.FTS.B, 28.98%, 11/23/24 . 127 131
991169414.UG.FTS.B, 28.98%, 11/23/24 . 92 92
991170456.UG.FTS.B, 28.98%, 11/23/24 . 247 253
991171491.UG.FTS.B, 28.98%, 11/23/24 . 37 37
991178866.UG.FTS.B, 28.98%, 11/23/24 . 320 328
991181974.UG.FTS.B, 28.98%, 11/23/24 . 569 580
991187003.UG.FTS.B, 28.98%, 11/23/24 . 495 505
991187197.UG.FTS.B, 28.98%, 11/23/24 . 81 83
991188766.UG.FTS.B, 28.98%, 11/23/24 . 1,052 –
991193318.UG.FTS.B, 28.98%, 11/23/24 . 10 10
991194147.UG.FTS.B, 28.98%, 11/23/24 . 319 319
991216950.UG.FTS.B, 28.98%, 11/23/24 . 222 224
991221838.UG.FTS.B, 28.98%, 11/23/24 . 64 65
991225329.UG.FTS.B, 28.98%, 11/23/24 . 93 95
991234421.UG.FTS.B, 28.98%, 11/23/24 . 76 76
991238195.UG.FTS.B, 28.98%, 11/23/24 . 4 4
991238561.UG.FTS.B, 28.98%, 11/23/24 . 31 31
991239647.UG.FTS.B, 28.98%, 11/23/24 . 70 71
991239983.UG.FTS.B, 28.98%, 11/23/24 . 165 25
991240082.UG.FTS.B, 28.98%, 11/23/24 . 695 714
991245554.UG.FTS.B, 28.98%, 11/23/24 . 399 407
991263923.UG.FTS.B, 28.98%, 11/23/24 . 59 60
991264563.UG.FTS.B, 28.98%, 11/23/24 . 323 334

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991268038.UG.FTS.B, 28.98%, 11/23/24 . $ 298 $ 305
991271407.UG.FTS.B, 28.98%, 11/23/24 . 83 85
991282136.UG.FTS.B, 28.98%, 11/23/24 . 403 410
991296682.UG.FTS.B, 28.98%, 11/23/24 . 238 15
991299505.UG.FTS.B, 28.98%, 11/23/24 . 322 328
991308841.UG.FTS.B, 28.98%, 11/23/24 . 37 37
991105648.UG.FTS.B, 29.49%, 11/23/24 . 62 64
991105654.UG.FTS.B, 29.49%, 11/23/24 . 438 445
991105752.UG.FTS.B, 29.49%, 11/23/24 . 14 14
991106576.UG.FTS.B, 29.49%, 11/23/24 . 181 182
991106876.UG.FTS.B, 29.49%, 11/23/24 . 64 66
991108326.UG.FTS.B, 29.49%, 11/23/24 . 27 27
991109761.UG.FTS.B, 29.49%, 11/23/24 . 103 106
991110089.UG.FTS.B, 29.49%, 11/23/24 .. 126 130
991111371.UG.FTS.B, 29.49%, 11/23/24 .. 284 291
991111569.UG.FTS.B, 29.49%, 11/23/24 .. 56 58
991112160.UG.FTS.B, 29.49%, 11/23/24 .. 360 367
991112242.UG.FTS.B, 29.49%, 11/23/24 .. 504 524
991113220.UG.FTS.B, 29.49%, 11/23/24 .. 105 106
991113469.UG.FTS.B, 29.49%, 11/23/24 .. 94 97
991116572.UG.FTS.B, 29.49%, 11/23/24 .. 71 73
991117167.UG.FTS.B, 29.49%, 11/23/24 .. 19 19
991117538.UG.FTS.B, 29.49%, 11/23/24 .. 256 263
991121326.UG.FTS.B, 29.49%, 11/23/24 . 587 –
991123109.UG.FTS.B, 29.49%, 11/23/24 . 651 –
991124838.UG.FTS.B, 29.49%, 11/23/24 . 417 424
991125428.UG.FTS.B, 29.49%, 11/23/24 . 42 43
991133996.UG.FTS.B, 29.49%, 11/23/24 . 87 88
991134333.UG.FTS.B, 29.49%, 11/23/24 . 280 20
991136186.UG.FTS.B, 29.49%, 11/23/24 . 892 899
991138608.UG.FTS.B, 29.49%, 11/23/24 . 25 25
991141906.UG.FTS.B, 29.49%, 11/23/24 . 247 254
991144041.UG.FTS.B, 29.49%, 11/23/24 . 161 166
991145858.UG.FTS.B, 29.49%, 11/23/24 . 266 268
991146628.UG.FTS.B, 29.49%, 11/23/24 . 75 77
991151065.UG.FTS.B, 29.49%, 11/23/24 . 276 282
991154151.UG.FTS.B, 29.49%, 11/23/24 . 95 99
991154824.UG.FTS.B, 29.49%, 11/23/24 . 94 97
991155401.UG.FTS.B, 29.49%, 11/23/24 . 112 117
991159977.UG.FTS.B, 29.49%, 11/23/24 . 22 22
991165122.UG.FTS.B, 29.49%, 11/23/24 . 1,076 1,088
991171535.UG.FTS.B, 29.49%, 11/23/24 . 134 138
991175162.UG.FTS.B, 29.49%, 11/23/24 . 206 212
991180111.UG.FTS.B, 29.49%, 11/23/24 .. 127 131
991183124.UG.FTS.B, 29.49%, 11/23/24 . 83 84
991208929.UG.FTS.B, 29.49%, 11/23/24 . 92 96
991211494.UG.FTS.B, 29.49%, 11/23/24 . 412 424
991230430.UG.FTS.B, 29.49%, 11/23/24 . 99 99
991237095.UG.FTS.B, 29.49%, 11/23/24 . 3 –
991244025.UG.FTS.B, 29.49%, 11/23/24 . 65 68
991256878.UG.FTS.B, 29.49%, 11/23/24 . 129 131
991267903.UG.FTS.B, 29.49%, 11/23/24 . 134 137
991270894.UG.FTS.B, 29.49%, 11/23/24 . 59 61
991280169.UG.FTS.B, 29.49%, 11/23/24 . 196 200
991280901.UG.FTS.B, 29.49%, 11/23/24 . 356 359
991283471.UG.FTS.B, 29.49%, 11/23/24 . 44 45
991288512.UG.FTS.B, 29.49%, 11/23/24 . 361 368
991292477.UG.FTS.B, 29.49%, 11/23/24 . 88 90
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991293772.UG.FTS.B, 29.49%, 11/23/24 . $ 327 $ 335
991308017.UG.FTS.B, 29.49%, 11/23/24 . 34 34
991163034.UG.FTS.B, Zero Cpn, 11/24/24 204 14
991166214.UG.FTS.B, Zero Cpn, 11/24/24 569 39
991258119.UG.FTS.B, Zero Cpn, 11/24/24 127 9
991115361.UG.FTS.B, 19.21%, 11/24/24 .. 354 357
991111330.UG.FTS.B, 19.8%, 11/24/24 ... 462 467
991130672.UG.FTS.B, 19.99%, 11/24/24 . 59 60
991132353.UG.FTS.B, 19.99%, 11/24/24 . 974 133
991134660.UG.FTS.B, 19.99%, 11/24/24 . 97 98
991137740.UG.FTS.B, 19.99%, 11/24/24 . 75 76
991169645.UG.FTS.B, 19.99%, 11/24/24 . 259 266
991241069.UG.FTS.B, 19.99%, 11/24/24 . 380 391
991266535.UG.FTS.B, 19.99%, 11/24/24 . 261 268
991314125.UG.FTS.B, 19.99%, 11/24/24 . 99 103
991323110.UG.FTS.B, 19.99%, 11/24/24 . 365 378
991225373.UG.FTS.B, 20.46%, 11/24/24 . 22 22
991112640.UG.FTS.B, 21.46%, 11/24/24 .. 248 251
991112744.UG.FTS.B, 21.46%, 11/24/24 .. 1,192 1,199
991130832.UG.FTS.B, 21.46%, 11/24/24 . 9 9
991179536.UG.FTS.B, 21.46%, 11/24/24 . 75 76
991331734.UG.FTS.B, 21.46%, 11/24/24 . 815 820
991185001.UG.FTS.B, 21.98%, 11/24/24 . 250 250
991110984.UG.FTS.B, 28.98%, 11/24/24 .. 202 204
991111495.UG.FTS.B, 28.98%, 11/24/24 .. 134 135
991112268.UG.FTS.B, 28.98%, 11/24/24 .. 30 30
991114157.UG.FTS.B, 28.98%, 11/24/24 .. 96 7
991114456.UG.FTS.B, 28.98%, 11/24/24 .. 60 61
991115106.UG.FTS.B, 28.98%, 11/24/24 .. 64 64
991115731.UG.FTS.B, 28.98%, 11/24/24 .. 342 351
991115771.UG.FTS.B, 28.98%, 11/24/24 .. 60 61
991116765.UG.FTS.B, 28.98%, 11/24/24 .. 93 95
991117166.UG.FTS.B, 28.98%, 11/24/24 .. 11 11
991122909.UG.FTS.B, 28.98%, 11/24/24 . 49 50
991129331.UG.FTS.B, 28.98%, 11/24/24 . 303 312
991129823.UG.FTS.B, 28.98%, 11/24/24 . 36 36
991132332.UG.FTS.B, 28.98%, 11/24/24 . 1,212 1,237
991133108.UG.FTS.B, 28.98%, 11/24/24 . 96 98
991136873.UG.FTS.B, 28.98%, 11/24/24 . 55 56
991141492.UG.FTS.B, 28.98%, 11/24/24 . 379 390
991143702.UG.FTS.B, 28.98%, 11/24/24 . 141 143
991146475.UG.FTS.B, 28.98%, 11/24/24 . 201 29
991146950.UG.FTS.B, 28.98%, 11/24/24 . 174 179
991159323.UG.FTS.B, 28.98%, 11/24/24 . 188 193
991162240.UG.FTS.B, 28.98%, 11/24/24 . 61 62
991165417.UG.FTS.B, 28.98%, 11/24/24 . 308 316
991174153.UG.FTS.B, 28.98%, 11/24/24 . 34 34
991180982.UG.FTS.B, 28.98%, 11/24/24 . 1,818 255
991187157.UG.FTS.B, 28.98%, 11/24/24 . 41 42
991193965.UG.FTS.B, 28.98%, 11/24/24 . 87 89
991195043.UG.FTS.B, 28.98%, 11/24/24 . 117 120
991203318.UG.FTS.B, 28.98%, 11/24/24 . 20 20
991205194.UG.FTS.B, 28.98%, 11/24/24 . 325 334
991211967.UG.FTS.B, 28.98%, 11/24/24 . 659 666
991217054.UG.FTS.B, 28.98%, 11/24/24 . – –
991236189.UG.FTS.B, 28.98%, 11/24/24 . – –
991266274.UG.FTS.B, 28.98%, 11/24/24 . 92 94
991266369.UG.FTS.B, 28.98%, 11/24/24 . 1,157 1,180

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991270229.UG.FTS.B, 28.98%, 11/24/24 . $ 91 $ 93
991272606.UG.FTS.B, 28.98%, 11/24/24 . 109 111
991275524.UG.FTS.B, 28.98%, 11/24/24 . 21 21
991280149.UG.FTS.B, 28.98%, 11/24/24 . 288 294
991281993.UG.FTS.B, 28.98%, 11/24/24 . 147 147
991306063.UG.FTS.B, 28.98%, 11/24/24 . 186 190
991320497.UG.FTS.B, 28.98%, 11/24/24 . 92 95
991321225.UG.FTS.B, 28.98%, 11/24/24 . 230 238
991118786.UG.FTS.B, 29.46%, 11/24/24 .. 920 957
991110746.UG.FTS.B, 29.49%, 11/24/24 .. 173 177
991113047.UG.FTS.B, 29.49%, 11/24/24 .. 116 16
991113830.UG.FTS.B, 29.49%, 11/24/24 .. 618 637
991115007.UG.FTS.B, 29.49%, 11/24/24 .. 191 198
991115666.UG.FTS.B, 29.49%, 11/24/24 .. 315 318
991117158.UG.FTS.B, 29.49%, 11/24/24 .. 167 165
991117180.UG.FTS.B, 29.49%, 11/24/24 .. 73 74
991122231.UG.FTS.B, 29.49%, 11/24/24 . 40 40
991122863.UG.FTS.B, 29.49%, 11/24/24 . 511 515
991123946.UG.FTS.B, 29.49%, 11/24/24 . 563 41
991124415.UG.FTS.B, 29.49%, 11/24/24 . 207 208
991124601.UG.FTS.B, 29.49%, 11/24/24 . 106 109
991124779.UG.FTS.B, 29.49%, 11/24/24 . 201 204
991124823.UG.FTS.B, 29.49%, 11/24/24 . 60 60
991129314.UG.FTS.B, 29.49%, 11/24/24 . 109 16
991132841.UG.FTS.B, 29.49%, 11/24/24 . 153 157
991133954.UG.FTS.B, 29.49%, 11/24/24 . 133 138
991136216.UG.FTS.B, 29.49%, 11/24/24 . 526 539
991136294.UG.FTS.B, 29.49%, 11/24/24 . 180 184
991136470.UG.FTS.B, 29.49%, 11/24/24 . 106 109
991139572.UG.FTS.B, 29.49%, 11/24/24 . 241 251
991140287.UG.FTS.B, 29.49%, 11/24/24 . 148 152
991141971.UG.FTS.B, 29.49%, 11/24/24 . 977 1,007
991142998.UG.FTS.B, 29.49%, 11/24/24 . 104 109
991143703.UG.FTS.B, 29.49%, 11/24/24 . 331 334
991143899.UG.FTS.B, 29.49%, 11/24/24 . 582 599
991155898.UG.FTS.B, 29.49%, 11/24/24 . 66 10
991156213.UG.FTS.B, 29.49%, 11/24/24 . 122 127
991163344.UG.FTS.B, 29.49%, 11/24/24 . 177 183
991164259.UG.FTS.B, 29.49%, 11/24/24 . 110 111
991168963.UG.FTS.B, 29.49%, 11/24/24 . 891 928
991170242.UG.FTS.B, 29.49%, 11/24/24 . 39 39
991176160.UG.FTS.B, 29.49%, 11/24/24 . 234 242
991181375.UG.FTS.B, 29.49%, 11/24/24 . 50 51
991184455.UG.FTS.B, 29.49%, 11/24/24 . 30 30
991186396.UG.FTS.B, 29.49%, 11/24/24 . 64 66
991187559.UG.FTS.B, 29.49%, 11/24/24 . 99 101
991204547.UG.FTS.B, 29.49%, 11/24/24 . 206 211
991210110.UG.FTS.B, 29.49%, 11/24/24 . 300 311
991214129.UG.FTS.B, 29.49%, 11/24/24 . 13 13
991214440.UG.FTS.B, 29.49%, 11/24/24 . 1,052 1,062
991222437.UG.FTS.B, 29.49%, 11/24/24 . 209 215
991235136.UG.FTS.B, 29.49%, 11/24/24 . 115 120
991236708.UG.FTS.B, 29.49%, 11/24/24 . 98 7
991268450.UG.FTS.B, 29.49%, 11/24/24 . 124 127
991270507.UG.FTS.B, 29.49%, 11/24/24 . 1,089 1,112
991277509.UG.FTS.B, 29.49%, 11/24/24 . 1,113 1,141
991279385.UG.FTS.B, 29.49%, 11/24/24 . 55 56
991281718.UG.FTS.B, 29.49%, 11/24/24 . 107 110
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991282646.UG.FTS.B, 29.49%, 11/24/24 . $ – $ –
991282728.UG.FTS.B, 29.49%, 11/24/24 . 177 181
991288667.UG.FTS.B, 29.49%, 11/24/24 . 178 26
991290619.UG.FTS.B, 29.49%, 11/24/24 . 14 14
991323531.UG.FTS.B, 29.49%, 11/24/24 . 551 570
991124788.UG.FTS.B, Zero Cpn, 11/25/24 477 33
991134595.UG.FTS.B, Zero Cpn, 11/25/24 161 11
991144465.UG.FTS.B, Zero Cpn, 11/25/24 66 5
991171546.UG.FTS.B, Zero Cpn, 11/25/24 520 36
991225463.UG.FTS.B, Zero Cpn, 11/25/24 97 7
991114903.UG.FTS.B, 16.99%, 11/25/24 .. 3,588 3,614
991125659.UG.FTS.B, 16.99%, 11/25/24 . 785 123
991143730.UG.FTS.B, 16.99%, 11/25/24 . 19 19
991117535.UG.FTS.B, 18.97%, 11/25/24 .. 109 108
991119264.UG.FTS.B, 18.97%, 11/25/24 .. 1,064 3
991174170.UG.FTS.B, 18.97%, 11/25/24 . – –
991263852.UG.FTS.B, 18.97%, 11/25/24 . 6 6
991306855.UG.FTS.B, 18.97%, 11/25/24 . 63 64
991313299.UG.FTS.B, 18.97%, 11/25/24 . 249 254
991116937.UG.FTS.B, 19.21%, 11/25/24 .. 149 150
991172772.UG.FTS.B, 19.21%, 11/25/24 . 85 86
991135355.UG.FTS.B, 19.8%, 11/25/24 .. 275 278
991158798.UG.FTS.B, 19.8%, 11/25/24 .. 972 973
991270419.UG.FTS.B, 19.8%, 11/25/24 .. 127 130
991122293.UG.FTS.B, 19.99%, 11/25/24 . 227 235
991131747.UG.FTS.B, 19.99%, 11/25/24 . 177 183
991140060.UG.FTS.B, 19.99%, 11/25/24 . 149 151
991163175.UG.FTS.B, 19.99%, 11/25/24 . 236 246
991215203.UG.FTS.B, 19.99%, 11/25/24 . 87 88
991224252.UG.FTS.B, 19.99%, 11/25/24 . 75 75
991236723.UG.FTS.B, 19.99%, 11/25/24 . 67 68
991267063.UG.FTS.B, 19.99%, 11/25/24 . 78 81
991119847.UG.FTS.B, 20.46%, 11/25/24 .. 60 62
991182494.UG.FTS.B, 20.46%, 11/25/24 . 564 569
991264715.UG.FTS.B, 20.46%, 11/25/24 . 58 58
991121647.UG.FTS.B, 21.46%, 11/25/24 . 802 819
991142513.UG.FTS.B, 21.46%, 11/25/24 . 307 311
991164983.UG.FTS.B, 21.46%, 11/25/24 . 171 171
991286579.UG.FTS.B, 21.46%, 11/25/24 . 148 151
991306513.UG.FTS.B, 21.46%, 11/25/24 . 56 56
991255671.UG.FTS.B, 21.98%, 11/25/24 . 45 46
991191606.UG.FTS.B, 22.97%, 11/25/24 . 237 244
991255163.UG.FTS.B, 22.97%, 11/25/24 . 141 20
991256379.UG.FTS.B, 22.97%, 11/25/24 . 478 66
991261427.UG.FTS.B, 22.97%, 11/25/24 . 56 56
991175860.UG.FTS.B, 23.95%, 11/25/24 . 1,073 1,105
991277527.UG.FTS.B, 23.95%, 11/25/24 . 109 112
991123245.UG.FTS.B, 26.94%, 11/25/24 . 454 457
991189173.UG.FTS.B, 26.94%, 11/25/24 . 260 268
991127467.UG.FTS.B, 27.95%, 11/25/24 . 1,522 1,595
991114837.UG.FTS.B, 28.98%, 11/25/24 .. 557 582
991115331.UG.FTS.B, 28.98%, 11/25/24 .. 30 31
991117612.UG.FTS.B, 28.98%, 11/25/24 .. 28 28
991118441.UG.FTS.B, 28.98%, 11/25/24 .. 94 98
991122683.UG.FTS.B, 28.98%, 11/25/24 . 293 306
991124327.UG.FTS.B, 28.98%, 11/25/24 . 208 217
991124698.UG.FTS.B, 28.98%, 11/25/24 . 570 596
991124999.UG.FTS.B, 28.98%, 11/25/24 . 303 316

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991125540.UG.FTS.B, 28.98%, 11/25/24 . $ 108 $ 113
991125717.UG.FTS.B, 28.98%, 11/25/24 . 162 170
991125944.UG.FTS.B, 28.98%, 11/25/24 . 67 70
991126266.UG.FTS.B, 28.98%, 11/25/24 . 1,118 1,168
991129030.UG.FTS.B, 28.98%, 11/25/24 . 291 298
991129208.UG.FTS.B, 28.98%, 11/25/24 . 685 707
991133589.UG.FTS.B, 28.98%, 11/25/24 . 85 89
991133888.UG.FTS.B, 28.98%, 11/25/24 . 24 25
991134858.UG.FTS.B, 28.98%, 11/25/24 . 1,168 1,222
991145121.UG.FTS.B, 28.98%, 11/25/24 . 85 88
991145424.UG.FTS.B, 28.98%, 11/25/24 . 301 310
991147130.UG.FTS.B, 28.98%, 11/25/24 . 99 103
991147206.UG.FTS.B, 28.98%, 11/25/24 . 158 165
991149439.UG.FTS.B, 28.98%, 11/25/24 . 416 423
991150565.UG.FTS.B, 28.98%, 11/25/24 . 11 11
991156387.UG.FTS.B, 28.98%, 11/25/24 . 766 788
991161711.UG.FTS.B, 28.98%, 11/25/24 .. 294 307
991162242.UG.FTS.B, 28.98%, 11/25/24 . 293 303
991165048.UG.FTS.B, 28.98%, 11/25/24 . 138 144
991171282.UG.FTS.B, 28.98%, 11/25/24 . 147 21
991190392.UG.FTS.B, 28.98%, 11/25/24 . 180 185
991192050.UG.FTS.B, 28.98%, 11/25/24 . 178 186
991194778.UG.FTS.B, 28.98%, 11/25/24 . 88 92
991217697.UG.FTS.B, 28.98%, 11/25/24 . 460 481
991271427.UG.FTS.B, 28.98%, 11/25/24 . 119 124
991287710.UG.FTS.B, 28.98%, 11/25/24 . 136 141
991298998.UG.FTS.B, 28.98%, 11/25/24 . 231 238
991300522.UG.FTS.B, 28.98%, 11/25/24 . 270 280
991315551.UG.FTS.B, 28.98%, 11/25/24 . 134 136
991317211.UG.FTS.B, 28.98%, 11/25/24 . 17 17
991321544.UG.FTS.B, 28.98%, 11/25/24 . 505 523
991116837.UG.FTS.B, 29.49%, 11/25/24 .. 332 341
991117085.UG.FTS.B, 29.49%, 11/25/24 .. 497 508
991117532.UG.FTS.B, 29.49%, 11/25/24 .. 154 164
991117679.UG.FTS.B, 29.49%, 11/25/24 .. 193 204
991118346.UG.FTS.B, 29.49%, 11/25/24 .. 1,475 1,511
991121686.UG.FTS.B, 29.49%, 11/25/24 . 355 365
991122800.UG.FTS.B, 29.49%, 11/25/24 . 896 929
991123332.UG.FTS.B, 29.49%, 11/25/24 . 145 154
991124925.UG.FTS.B, 29.49%, 11/25/24 . 142 149
991125210.UG.FTS.B, 29.49%, 11/25/24 . 37 38
991125662.UG.FTS.B, 29.49%, 11/25/24 . 287 303
991129403.UG.FTS.B, 29.49%, 11/25/24 . 206 14
991131758.UG.FTS.B, 29.49%, 11/25/24 . 106 111
991134480.UG.FTS.B, 29.49%, 11/25/24 . 141 149
991136662.UG.FTS.B, 29.49%, 11/25/24 . 135 9
991143939.UG.FTS.B, 29.49%, 11/25/24 . 157 162
991144362.UG.FTS.B, 29.49%, 11/25/24 . 143 146
991158315.UG.FTS.B, 29.49%, 11/25/24 . 142 151
991160063.UG.FTS.B, 29.49%, 11/25/24 . 258 260
991163261.UG.FTS.B, 29.49%, 11/25/24 . 241 253
991164308.UG.FTS.B, 29.49%, 11/25/24 . 84 88
991166873.UG.FTS.B, 29.49%, 11/25/24 . 69 73
991168233.UG.FTS.B, 29.49%, 11/25/24 . 1,150 1,197
991170025.UG.FTS.B, 29.49%, 11/25/24 . 79 84
991170031.UG.FTS.B, 29.49%, 11/25/24 . 182 186
991173770.UG.FTS.B, 29.49%, 11/25/24 . 173 181
991191585.UG.FTS.B, 29.49%, 11/25/24 . 124 128
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991193559.UG.FTS.B, 29.49%, 11/25/24 . $ 292 $ 294
991194512.UG.FTS.B, 29.49%, 11/25/24 . 131 136
991196806.UG.FTS.B, 29.49%, 11/25/24 . 3,739 522
991196856.UG.FTS.B, 29.49%, 11/25/24 . 304 322
991197724.UG.FTS.B, 29.49%, 11/25/24 . 107 112
991200416.UG.FTS.B, 29.49%, 11/25/24 . 144 152
991200661.UG.FTS.B, 29.49%, 11/25/24 . 446 470
991206631.UG.FTS.B, 29.49%, 11/25/24 . 81 85
991206760.UG.FTS.B, 29.49%, 11/25/24 . 63 66
991226122.UG.FTS.B, 29.49%, 11/25/24 . 94 99
991230132.UG.FTS.B, 29.49%, 11/25/24 . 634 661
991233017.UG.FTS.B, 29.49%, 11/25/24 . 140 147
991244179.UG.FTS.B, 29.49%, 11/25/24 . 6 6
991245747.UG.FTS.B, 29.49%, 11/25/24 . 383 401
991246604.UG.FTS.B, 29.49%, 11/25/24 . 82 6
991251748.UG.FTS.B, 29.49%, 11/25/24 . – –
991252608.UG.FTS.B, 29.49%, 11/25/24 . 89 90
991261151.UG.FTS.B, 29.49%, 11/25/24 . 417 435
991263083.UG.FTS.B, 29.49%, 11/25/24 . 65 68
991283279.UG.FTS.B, 29.49%, 11/25/24 . 195 203
991284133.UG.FTS.B, 29.49%, 11/25/24 . 14 14
991288985.UG.FTS.B, 29.49%, 11/25/24 . 48 50
991301708.UG.FTS.B, 29.49%, 11/25/24 . 668 99
991321816.UG.FTS.B, 29.49%, 11/25/24 . 346 360
991321882.UG.FTS.B, 29.49%, 11/25/24 . 386 403
991322358.UG.FTS.B, 29.49%, 11/25/24 . 22 22
991132975.UG.FTS.B, Zero Cpn, 11/26/24 2,016 136
991238481.UG.FTS.B, 15%, 11/26/24 .... 76 76
991151613.UG.FTS.B, 15.97%, 11/26/24 . 132 132
991124907.UG.FTS.B, 16.99%, 11/26/24 . 1,048 1,051
991207377.UG.FTS.B, 16.99%, 11/26/24 . 396 397
991221696.UG.FTS.B, 16.99%, 11/26/24 . 296 294
991123365.UG.FTS.B, 18.97%, 11/26/24 . 13 13
991132812.UG.FTS.B, 18.97%, 11/26/24 . 1,037 1,046
991252958.UG.FTS.B, 18.97%, 11/26/24 . 317 315
991123371.UG.FTS.B, 19.21%, 11/26/24 . 76 76
991170972.UG.FTS.B, 19.21%, 11/26/24 . 35 35
991190181.UG.FTS.B, 19.8%, 11/26/24 .. 128 129
991208065.UG.FTS.B, 19.8%, 11/26/24 .. 354 24
991232410.UG.FTS.B, 19.8%, 11/26/24 .. 754 762
991270877.UG.FTS.B, 19.8%, 11/26/24 .. 231 233
991296143.UG.FTS.B, 19.8%, 11/26/24 .. 251 –
991130530.UG.FTS.B, 19.99%, 11/26/24 . 20 20
991135690.UG.FTS.B, 20.46%, 11/26/24 . 126 126
991165225.UG.FTS.B, 20.46%, 11/26/24 . 106 106
991195046.UG.FTS.B, 20.46%, 11/26/24 . 40 40
991142576.UG.FTS.B, 20.97%, 11/26/24 . 228 31
991197495.UG.FTS.B, 20.97%, 11/26/24 . 7 7
991212679.UG.FTS.B, 20.97%, 11/26/24 . 153 155
991254536.UG.FTS.B, 20.97%, 11/26/24 . 315 318
991147177.UG.FTS.B, 21.46%, 11/26/24 . 49 49
991147747.UG.FTS.B, 21.46%, 11/26/24 . 365 367
991165687.UG.FTS.B, 21.46%, 11/26/24 . 593 597
991202672.UG.FTS.B, 21.46%, 11/26/24 . 57 57
991205086.UG.FTS.B, 21.46%, 11/26/24 . 12 12
991205269.UG.FTS.B, 21.46%, 11/26/24 . 108 108
991217520.UG.FTS.B, 21.46%, 11/26/24 . 521 527
991134541.UG.FTS.B, 21.98%, 11/26/24 . 1,120 1,132

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991183089.UG.FTS.B, 21.98%, 11/26/24 . $ 75 $ 76
991199081.UG.FTS.B, 22.97%, 11/26/24 . 12 12
991314717.UG.FTS.B, 22.97%, 11/26/24 . 112 113
991133863.UG.FTS.B, 23.95%, 11/26/24 . 1,727 239
991172299.UG.FTS.B, 26.94%, 11/26/24 . 238 241
991147362.UG.FTS.B, 28.98%, 11/26/24 . 98 101
991132980.UG.FTS.B, 29.49%, 11/26/24 . 514 –
991157120.UG.FTS.B, 29.49%, 11/26/24 . 79 82
991136674.UG.FTS.B, Zero Cpn, 11/27/24 1,107 76
991194474.UG.FTS.B, 14.98%, 11/27/24 . 442 446
991197902.UG.FTS.B, 15.97%, 11/27/24 . 3,573 3,600
991269633.UG.FTS.B, 15.97%, 11/27/24 . 3,756 3,784
991213989.UG.FTS.B, 16.99%, 11/27/24 . 450 452
991346650.UG.FTS.B, 16.99%, 11/27/24 . 2,095 2,103
991135757.UG.FTS.B, 17.99%, 11/27/24 . 1,168 1,174
991137629.UG.FTS.B, 17.99%, 11/27/24 . 337 26
991164583.UG.FTS.B, 17.99%, 11/27/24 . 143 143
991165876.UG.FTS.B, 17.99%, 11/27/24 . 921 919
991167230.UG.FTS.B, 17.99%, 11/27/24 . 754 758
991193917.UG.FTS.B, 17.99%, 11/27/24 . – –
991229636.UG.FTS.B, 17.99%, 11/27/24 . 98 98
991302342.UG.FTS.B, 17.99%, 11/27/24 . 96 96
991156348.UG.FTS.B, 18.97%, 11/27/24 . 44 44
991187964.UG.FTS.B, 18.97%, 11/27/24 . 1 1
991330539.UG.FTS.B, 18.97%, 11/27/24 . 109 110
991133969.UG.FTS.B, 19.21%, 11/27/24 . 838 843
991140136.UG.FTS.B, 19.21%, 11/27/24 . 338 340
991154356.UG.FTS.B, 19.21%, 11/27/24 . 171 173
991227450.UG.FTS.B, 19.21%, 11/27/24 . 142 143
991349075.UG.FTS.B, 19.21%, 11/27/24 . 125 10
991133407.UG.FTS.B, 19.8%, 11/27/24 .. 170 172
991146767.UG.FTS.B, 19.8%, 11/27/24 .. 8 8
991221997.UG.FTS.B, 19.8%, 11/27/24 .. 303 306
991223353.UG.FTS.B, 19.8%, 11/27/24 .. 182 184
991133458.UG.FTS.B, 19.99%, 11/27/24 . 329 26
991133653.UG.FTS.B, 19.99%, 11/27/24 . 529 540
991137535.UG.FTS.B, 19.99%, 11/27/24 . 592 609
991279516.UG.FTS.B, 20.46%, 11/27/24 . 357 359
991147391.UG.FTS.B, 20.97%, 11/27/24 . 50 1
991185213.UG.FTS.B, 20.97%, 11/27/24 . 24 24
991137442.UG.FTS.B, 21.46%, 11/27/24 . 255 258
991142775.UG.FTS.B, 21.46%, 11/27/24 . 340 344
991217112.UG.FTS.B, 21.46%, 11/27/24 . 280 283
991139768.UG.FTS.B, 22.97%, 11/27/24 . 1,348 1,360
991151923.UG.FTS.B, 22.97%, 11/27/24 . 272 275
991156801.UG.FTS.B, 22.97%, 11/27/24 . 247 248
991157209.UG.FTS.B, 22.97%, 11/27/24 . 315 318
991342840.UG.FTS.B, 23.95%, 11/27/24 . 249 251
991145320.UG.FTS.B, 25.94%, 11/27/24 . 129 131
991136925.UG.FTS.B, 27.95%, 11/27/24 . 28 29
991133623.UG.FTS.B, 28.98%, 11/27/24 . 309 315
991136113.UG.FTS.B, 28.98%, 11/27/24 .. 437 449
991137681.UG.FTS.B, 28.98%, 11/27/24 . 157 159
991141680.UG.FTS.B, 28.98%, 11/27/24 . 652 657
991145237.UG.FTS.B, 28.98%, 11/27/24 . 120 121
991146278.UG.FTS.B, 28.98%, 11/27/24 . – –
991146536.UG.FTS.B, 28.98%, 11/27/24 . 898 914
991148645.UG.FTS.B, 28.98%, 11/27/24 . 54 56
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991154494.UG.FTS.B, 28.98%, 11/27/24 . $ 133 $ 137
991155413.UG.FTS.B, 28.98%, 11/27/24 . 300 301
991157851.UG.FTS.B, 28.98%, 11/27/24 . 141 145
991136166.UG.FTS.B, 29.49%, 11/27/24 . 454 459
991138272.UG.FTS.B, 29.49%, 11/27/24 . 562 41
991138662.UG.FTS.B, 29.49%, 11/27/24 . 27 28
991139221.UG.FTS.B, 29.49%, 11/27/24 . 1,082 1,113
991140086.UG.FTS.B, 29.49%, 11/27/24 . 256 265
991141537.UG.FTS.B, 29.49%, 11/27/24 . 380 390
991141591.UG.FTS.B, 29.49%, 11/27/24 . 2,356 2,439
991142241.UG.FTS.B, 29.49%, 11/27/24 . 192 195
991147761.UG.FTS.B, 29.49%, 11/27/24 . 70 73
991149782.UG.FTS.B, 29.49%, 11/27/24 . 242 246
991154506.UG.FTS.B, 29.49%, 11/27/24 . 47 48
991154606.UG.FTS.B, 29.49%, 11/27/24 . 71 –
991146261.UG.FTS.B, Zero Cpn, 11/28/24 153 10
991157101.UG.FTS.B, Zero Cpn, 11/28/24 610 41
991164558.UG.FTS.B, Zero Cpn, 11/28/24 485 34
991186304.UG.FTS.B, Zero Cpn, 11/28/24 225 15
991213837.UG.FTS.B, Zero Cpn, 11/28/24 35 2
991148717.UG.FTS.B, 14.98%, 11/28/24 . 54 54
991195096.UG.FTS.B, 15.97%, 11/28/24 . 115 116
991144663.UG.FTS.B, 16.99%, 11/28/24 . 187 189
991149169.UG.FTS.B, 16.99%, 11/28/24 . 420 424
991213840.UG.FTS.B, 16.99%, 11/28/24 . 86 86
991345796.UG.FTS.B, 16.99%, 11/28/24 . 623 625
991146518.UG.FTS.B, 17.99%, 11/28/24 . 67 67
991193408.UG.FTS.B, 17.99%, 11/28/24 . 134 135
991217642.UG.FTS.B, 17.99%, 11/28/24 . 175 175
991195592.UG.FTS.B, 18.97%, 11/28/24 . 122 123
991196672.UG.FTS.B, 18.97%, 11/28/24 . 660 666
991217180.UG.FTS.B, 18.97%, 11/28/24 . 441 442
991254497.UG.FTS.B, 18.97%, 11/28/24 . 225 227
991331498.UG.FTS.B, 18.97%, 11/28/24 . 419 421
991188168.UG.FTS.B, 19.21%, 11/28/24 . 152 154
991198356.UG.FTS.B, 19.21%, 11/28/24 . 256 259
991201541.UG.FTS.B, 19.21%, 11/28/24 . 1,127 1,138
991274860.UG.FTS.B, 19.21%, 11/28/24 . 215 215
991293437.UG.FTS.B, 19.21%, 11/28/24 . 149 150
991151832.UG.FTS.B, 19.8%, 11/28/24 .. 198 200
991222744.UG.FTS.B, 19.8%, 11/28/24 .. 105 106
991252549.UG.FTS.B, 19.8%, 11/28/24 .. 589 596
991258450.UG.FTS.B, 19.8%, 11/28/24 .. 165 163
991355941.UG.FTS.B, 19.8%, 11/28/24 .. 679 683
991145907.UG.FTS.B, 19.99%, 11/28/24 . 413 413
991146497.UG.FTS.B, 19.99%, 11/28/24 . 23 23
991159150.UG.FTS.B, 19.99%, 11/28/24 . 55 56
991150540.UG.FTS.B, 20.46%, 11/28/24 . 58 58
991146514.UG.FTS.B, 20.97%, 11/28/24 . 63 63
991169829.UG.FTS.B, 20.97%, 11/28/24 . 15 15
991190759.UG.FTS.B, 20.97%, 11/28/24 . 195 197
991153356.UG.FTS.B, 21.97%, 11/28/24 . 179 181
991143292.UG.FTS.B, 21.98%, 11/28/24 . 263 264
991182716.UG.FTS.B, 21.98%, 11/28/24 . 278 279
991251155.UG.FTS.B, 21.98%, 11/28/24 . 610 615
991270842.UG.FTS.B, 22.97%, 11/28/24 . 218 220
991322514.UG.FTS.B, 22.97%, 11/28/24 . 931 938
991216089.UG.FTS.B, 26.94%, 11/28/24 . 144 144

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991146472.UG.FTS.B, 27.99%, 11/28/24 . $ 470 $ 484
991142817.UG.FTS.B, 28.98%, 11/28/24 . 5 5
991142924.UG.FTS.B, 28.98%, 11/28/24 . 82 83
991151631.UG.FTS.B, 28.98%, 11/28/24 . 64 66
991153791.UG.FTS.B, 28.98%, 11/28/24 . 331 4
991158343.UG.FTS.B, 28.98%, 11/28/24 . 906 926
991158370.UG.FTS.B, 28.98%, 11/28/24 . 159 160
991163899.UG.FTS.B, 28.98%, 11/28/24 . 46 47
991204352.UG.FTS.B, 28.98%, 11/28/24 . 9 9
991220671.UG.FTS.B, 28.98%, 11/28/24 . 306 312
991143196.UG.FTS.B, 29.49%, 11/28/24 . 175 181
991143321.UG.FTS.B, 29.49%, 11/28/24 . 156 161
991144250.UG.FTS.B, 29.49%, 11/28/24 . 130 135
991146041.UG.FTS.B, 29.49%, 11/28/24 . 228 237
991146864.UG.FTS.B, 29.49%, 11/28/24 . 79 82
991146991.UG.FTS.B, 29.49%, 11/28/24 . 44 45
991148558.UG.FTS.B, 29.49%, 11/28/24 . 101 104
991151597.UG.FTS.B, 29.49%, 11/28/24 . 136 137
991152923.UG.FTS.B, 29.49%, 11/28/24 . 332 340
991153896.UG.FTS.B, 29.49%, 11/28/24 . 106 20
991154246.UG.FTS.B, 29.49%, 11/28/24 . 19 19
991154357.UG.FTS.B, 29.49%, 11/28/24 . 7 7
991158156.UG.FTS.B, 29.49%, 11/28/24 . 370 –
991159070.UG.FTS.B, 29.49%, 11/28/24 . 134 138
991179397.UG.FTS.B, 29.49%, 11/28/24 . 15 15
991179981.UG.FTS.B, 29.49%, 11/28/24 . 32 32
991230823.UG.FTS.B, 29.49%, 11/28/24 . 26 26
991250338.UG.FTS.B, 29.49%, 11/28/24 . 762 113
991182908.UG.FTS.B, 15.97%, 11/29/24 . 194 195
991201692.UG.FTS.B, 16.99%, 11/29/24 . 59 60
991217625.UG.FTS.B, 16.99%, 11/29/24 . 634 639
991154797.UG.FTS.B, 17.99%, 11/29/24 . 388 391
991246744.UG.FTS.B, 17.99%, 11/29/24 . 425 429
991217075.UG.FTS.B, 18.8%, 11/29/24 .. 447 447
991196288.UG.FTS.B, 18.97%, 11/29/24 . 6 6
991258245.UG.FTS.B, 18.97%, 11/29/24 . 91 91
991152066.UG.FTS.B, 19.21%, 11/29/24 . 164 11
991159773.UG.FTS.B, 19.21%, 11/29/24 . 468 473
991177776.UG.FTS.B, 19.21%, 11/29/24 . 740 746
991190438.UG.FTS.B, 19.21%, 11/29/24 . 1,050 1,060
991207694.UG.FTS.B, 19.21%, 11/29/24 . 969 971
991289288.UG.FTS.B, 19.21%, 11/29/24 . 156 157
991217431.UG.FTS.B, 19.8%, 11/29/24 .. 86 87
991266355.UG.FTS.B, 19.8%, 11/29/24 .. 186 187
991155273.UG.FTS.B, 19.99%, 11/29/24 . 160 162
991161380.UG.FTS.B, 19.99%, 11/29/24 . 2,945 2,977
991179894.UG.FTS.B, 19.99%, 11/29/24 . 276 284
991185891.UG.FTS.B, 19.99%, 11/29/24 . 1,011 1,041
991235853.UG.FTS.B, 19.99%, 11/29/24 . 48 49
991178388.UG.FTS.B, 20.46%, 11/29/24 . 116 117
991215030.UG.FTS.B, 20.46%, 11/29/24 . 544 47
991150621.UG.FTS.B, 20.97%, 11/29/24 . 109 110
991163927.UG.FTS.B, 20.97%, 11/29/24 . 622 627
991187935.UG.FTS.B, 20.97%, 11/29/24 . 57 57
991199463.UG.FTS.B, 20.97%, 11/29/24 . 30 31
991231794.UG.FTS.B, 20.97%, 11/29/24 . 1,298 1,309
991276814.UG.FTS.B, 21.46%, 11/29/24 . 26 26
991210617.UG.FTS.B, 21.98%, 11/29/24 . 30 30
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991211732.UG.FTS.B, 21.98%, 11/29/24 . $ 13 $ 13
991230066.UG.FTS.B, 21.98%, 11/29/24 . 77 78
991151698.UG.FTS.B, 22.97%, 11/29/24 . 591 599
991178511.UG.FTS.B, 22.97%, 11/29/24 .. 147 149
991260944.UG.FTS.B, 22.97%, 11/29/24 . 17 17
991152627.UG.FTS.B, 23.95%, 11/29/24 . 266 24
991270857.UG.FTS.B, 25.95%, 11/29/24 . 264 262
991152322.UG.FTS.B, 26.94%, 11/29/24 . 825 125
991216328.UG.FTS.B, 26.94%, 11/29/24 . 166 25
991149684.UG.FTS.B, 28.98%, 11/29/24 . 74 76
991149945.UG.FTS.B, 28.98%, 11/29/24 . 674 693
991151094.UG.FTS.B, 28.98%, 11/29/24 . 188 192
991151364.UG.FTS.B, 28.98%, 11/29/24 . 240 246
991151477.UG.FTS.B, 28.98%, 11/29/24 . 175 181
991152201.UG.FTS.B, 28.98%, 11/29/24 . 365 368
991152664.UG.FTS.B, 28.98%, 11/29/24 . 104 106
991152924.UG.FTS.B, 28.98%, 11/29/24 . 8 8
991155365.UG.FTS.B, 28.98%, 11/29/24 . 100 15
991157592.UG.FTS.B, 28.98%, 11/29/24 . 112 115
991157704.UG.FTS.B, 28.98%, 11/29/24 . 402 412
991157882.UG.FTS.B, 28.98%, 11/29/24 . 48 49
991158118.UG.FTS.B, 28.98%, 11/29/24 .. 106 109
991158495.UG.FTS.B, 28.98%, 11/29/24 . 172 29
991158651.UG.FTS.B, 28.98%, 11/29/24 . 21 21
991162272.UG.FTS.B, 28.98%, 11/29/24 . 440 451
991165881.UG.FTS.B, 28.98%, 11/29/24 . 153 156
991202283.UG.FTS.B, 28.98%, 11/29/24 . 186 191
991203049.UG.FTS.B, 28.98%, 11/29/24 . 521 533
991209578.UG.FTS.B, 28.98%, 11/29/24 . 170 –
991241558.UG.FTS.B, 28.98%, 11/29/24 . 203 209
991249093.UG.FTS.B, 28.98%, 11/29/24 . 820 826
991250633.UG.FTS.B, 28.98%, 11/29/24 . 13 13
991352702.UG.FTS.B, 28.98%, 11/29/24 . 36 36
991367704.UG.FTS.B, 28.98%, 11/29/24 . 218 221
991155116.UG.FTS.B, 29.46%, 11/29/24 .. 1,479 1,523
991149634.UG.FTS.B, 29.49%, 11/29/24 . 126 19
991150696.UG.FTS.B, 29.49%, 11/29/24 . 71 71
991151085.UG.FTS.B, 29.49%, 11/29/24 . 343 354
991151981.UG.FTS.B, 29.49%, 11/29/24 . 103 102
991153994.UG.FTS.B, 29.49%, 11/29/24 . 533 550
991154879.UG.FTS.B, 29.49%, 11/29/24 . 768 –
991157887.UG.FTS.B, 29.49%, 11/29/24 . 71 73
991158334.UG.FTS.B, 29.49%, 11/29/24 . 299 308
991159782.UG.FTS.B, 29.49%, 11/29/24 . 128 131
991164378.UG.FTS.B, 29.49%, 11/29/24 . 198 204
991171550.UG.FTS.B, 29.49%, 11/29/24 . 418 424
991171572.UG.FTS.B, 29.49%, 11/29/24 . 47 48
991178434.UG.FTS.B, 29.49%, 11/29/24 . 47 48
991178591.UG.FTS.B, 29.49%, 11/29/24 . 117 117
991221367.UG.FTS.B, 29.49%, 11/29/24 . 217 220
991241808.UG.FTS.B, 29.49%, 11/29/24 . 287 292
991350865.UG.FTS.B, 29.49%, 11/29/24 . 38 39
991352691.UG.FTS.B, 29.49%, 11/29/24 . 72 74
991157436.UG.FTS.B, Zero Cpn, 11/30/24 253 17
991158265.UG.FTS.B, Zero Cpn, 11/30/24 113 8
991158874.UG.FTS.B, Zero Cpn, 11/30/24 191 13
991184856.UG.FTS.B, Zero Cpn, 11/30/24 144 10
991237106.UG.FTS.B, Zero Cpn, 11/30/24 364 25

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991245580.UG.FTS.B, Zero Cpn, 11/30/24 $ 46 $ 3
991167597.UG.FTS.B, 19.21%, 11/30/24 . 103 104
991377384.UG.FTS.B, 19.21%, 11/30/24 . 119 122
991160154.UG.FTS.B, 19.8%, 11/30/24 .. 59 59
991157062.UG.FTS.B, 19.99%, 11/30/24 . 501 512
991158131.UG.FTS.B, 19.99%, 11/30/24 . 335 341
991162077.UG.FTS.B, 19.99%, 11/30/24 . 265 273
991198832.UG.FTS.B, 19.99%, 11/30/24 . 90 91
991210693.UG.FTS.B, 19.99%, 11/30/24 . 221 228
991220098.UG.FTS.B, 19.99%, 11/30/24 . 65 65
991222899.UG.FTS.B, 19.99%, 11/30/24 . 51 52
991238133.UG.FTS.B, 19.99%, 11/30/24 . 134 134
991239767.UG.FTS.B, 19.99%, 11/30/24 . 199 202
991277017.UG.FTS.B, 19.99%, 11/30/24 . 245 34
991157471.UG.FTS.B, 20.97%, 11/30/24 . 468 474
991266991.UG.FTS.B, 20.97%, 11/30/24 . 733 734
991273272.UG.FTS.B, 20.97%, 11/30/24 . 555 552
991178246.UG.FTS.B, 21.46%, 11/30/24 . 2,642 2,647
991222901.UG.FTS.B, 21.46%, 11/30/24 . 337 341
991227321.UG.FTS.B, 21.98%, 11/30/24 . 28 28
991179425.UG.FTS.B, 26.94%, 11/30/24 . 542 546
991310873.UG.FTS.B, 27.99%, 11/30/24 . 161 166
991156770.UG.FTS.B, 28.98%, 11/30/24 . 147 151
991159902.UG.FTS.B, 28.98%, 11/30/24 . 174 179
991161179.UG.FTS.B, 28.98%, 11/30/24 .. 628 628
991161240.UG.FTS.B, 28.98%, 11/30/24 . 669 676
991162342.UG.FTS.B, 28.98%, 11/30/24 . 428 441
991164704.UG.FTS.B, 28.98%, 11/30/24 . 5 5
991164810.UG.FTS.B, 28.98%, 11/30/24 . 46 46
991165694.UG.FTS.B, 28.98%, 11/30/24 . 428 440
991170960.UG.FTS.B, 28.98%, 11/30/24 . 97 97
991174311.UG.FTS.B, 28.98%, 11/30/24 .. 155 160
991174605.UG.FTS.B, 28.98%, 11/30/24 . 682 703
991180572.UG.FTS.B, 28.98%, 11/30/24 . 188 194
991181728.UG.FTS.B, 28.98%, 11/30/24 . 168 170
991184808.UG.FTS.B, 28.98%, 11/30/24 . 176 181
991186519.UG.FTS.B, 28.98%, 11/30/24 . 129 133
991190495.UG.FTS.B, 28.98%, 11/30/24 . 280 283
991194174.UG.FTS.B, 28.98%, 11/30/24 . 167 172
991226444.UG.FTS.B, 28.98%, 11/30/24 . 78 79
991247306.UG.FTS.B, 28.98%, 11/30/24 . 1,877 1,872
991253679.UG.FTS.B, 28.98%, 11/30/24 . 150 12
991253813.UG.FTS.B, 28.98%, 11/30/24 . 45 46
991255130.UG.FTS.B, 28.98%, 11/30/24 . 218 220
991260489.UG.FTS.B, 28.98%, 11/30/24 . 30 30
991263077.UG.FTS.B, 28.98%, 11/30/24 . 248 255
991301389.UG.FTS.B, 28.98%, 11/30/24 . 220 224
991311760.UG.FTS.B, 28.98%, 11/30/24 . 549 82
991312114.UG.FTS.B, 28.98%, 11/30/24 . 280 286
991325045.UG.FTS.B, 28.98%, 11/30/24 . 70 72
991353871.UG.FTS.B, 28.98%, 11/30/24 . 65 67
991354445.UG.FTS.B, 28.98%, 11/30/24 . 161 164
991372018.UG.FTS.B, 28.98%, 11/30/24 . 152 158
991378438.UG.FTS.B, 28.98%, 11/30/24 . 134 138
991283230.UG.FTS.B, 29.48%, 11/30/24 . 129 133
991155966.UG.FTS.B, 29.49%, 11/30/24 . 451 35
991156148.UG.FTS.B, 29.49%, 11/30/24 . 364 376
991156343.UG.FTS.B, 29.49%, 11/30/24 . 317 322
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991156625.UG.FTS.B, 29.49%, 11/30/24 . $ 288 $ 299
991156672.UG.FTS.B, 29.49%, 11/30/24 . 239 36
991158386.UG.FTS.B, 29.49%, 11/30/24 . 563 572
991158421.UG.FTS.B, 29.49%, 11/30/24 . 404 414
991158842.UG.FTS.B, 29.49%, 11/30/24 . 183 189
991158862.UG.FTS.B, 29.49%, 11/30/24 . 192 198
991159301.UG.FTS.B, 29.49%, 11/30/24 . 65 67
991159823.UG.FTS.B, 29.49%, 11/30/24 . 211 217
991160218.UG.FTS.B, 29.49%, 11/30/24 . 30 30
991161270.UG.FTS.B, 29.49%, 11/30/24 . 227 226
991164670.UG.FTS.B, 29.49%, 11/30/24 . 71 71
991165371.UG.FTS.B, 29.49%, 11/30/24 . 7 7
991168245.UG.FTS.B, 29.49%, 11/30/24 . 178 183
991169195.UG.FTS.B, 29.49%, 11/30/24 . 560 580
991170244.UG.FTS.B, 29.49%, 11/30/24 . 43 44
991170572.UG.FTS.B, 29.49%, 11/30/24 . 157 –
991172465.UG.FTS.B, 29.49%, 11/30/24 . 183 184
991173687.UG.FTS.B, 29.49%, 11/30/24 . 18 18
991182361.UG.FTS.B, 29.49%, 11/30/24 . 87 90
991183630.UG.FTS.B, 29.49%, 11/30/24 . 517 531
991184149.UG.FTS.B, 29.49%, 11/30/24 . 382 391
991185246.UG.FTS.B, 29.49%, 11/30/24 . 252 260
991186053.UG.FTS.B, 29.49%, 11/30/24 . 62 64
991192752.UG.FTS.B, 29.49%, 11/30/24 . 117 121
991192788.UG.FTS.B, 29.49%, 11/30/24 . 6 6
991193473.UG.FTS.B, 29.49%, 11/30/24 . 110 114
991194009.UG.FTS.B, 29.49%, 11/30/24 . 58 59
991195243.UG.FTS.B, 29.49%, 11/30/24 . 2,361 2,445
991198791.UG.FTS.B, 29.49%, 11/30/24 . 159 15
991201454.UG.FTS.B, 29.49%, 11/30/24 . 127 131
991205442.UG.FTS.B, 29.49%, 11/30/24 . 785 791
991206111.UG.FTS.B, 29.49%, 11/30/24 .. 87 87
991209146.UG.FTS.B, 29.49%, 11/30/24 . 16 16
991215049.UG.FTS.B, 29.49%, 11/30/24 . 95 96
991218514.UG.FTS.B, 29.49%, 11/30/24 . 24 25
991218861.UG.FTS.B, 29.49%, 11/30/24 . 94 –
991219200.UG.FTS.B, 29.49%, 11/30/24 . 73 75
991220330.UG.FTS.B, 29.49%, 11/30/24 . 122 123
991221281.UG.FTS.B, 29.49%, 11/30/24 . 80 81
991234356.UG.FTS.B, 29.49%, 11/30/24 . 133 2
991237242.UG.FTS.B, 29.49%, 11/30/24 . 71 73
991252166.UG.FTS.B, 29.49%, 11/30/24 . 41 41
991262641.UG.FTS.B, 29.49%, 11/30/24 . 300 307
991273969.UG.FTS.B, 29.49%, 11/30/24 . 294 302
991277711.UG.FTS.B, 29.49%, 11/30/24 . 56 56
991278091.UG.FTS.B, 29.49%, 11/30/24 . 169 26
991282168.UG.FTS.B, 29.49%, 11/30/24 . 83 85
991295815.UG.FTS.B, 29.49%, 11/30/24 . 128 132
991295869.UG.FTS.B, 29.49%, 11/30/24 . 1,152 1,179
991302156.UG.FTS.B, 29.49%, 11/30/24 . 174 181
991311530.UG.FTS.B, 29.49%, 11/30/24 . 20 20
991319229.UG.FTS.B, 29.49%, 11/30/24 . 795 817
991321305.UG.FTS.B, 29.49%, 11/30/24 . 118 120
991323937.UG.FTS.B, 29.49%, 11/30/24 . 77 80
991354554.UG.FTS.B, 29.49%, 11/30/24 . 79 81
991360797.UG.FTS.B, 29.49%, 11/30/24 . 114 117
991368424.UG.FTS.B, 29.49%, 11/30/24 . 137 141
991164332.UG.FTS.B, Zero Cpn, 12/01/24 75 5

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991185047.UG.FTS.B, Zero Cpn, 12/01/24 $ 26 $ 2
991190247.UG.FTS.B, Zero Cpn, 12/01/24 684 46
991207998.UG.FTS.B, Zero Cpn, 12/01/24 467 33
991220031.UG.FTS.B, Zero Cpn, 12/01/24 912 62
991228302.UG.FTS.B, Zero Cpn, 12/01/24 186 13
991230298.UG.FTS.B, Zero Cpn, 12/01/24 – –
991169328.UG.FTS.B, 19.21%, 12/01/24 . 828 836
991194398.UG.FTS.B, 19.99%, 12/01/24 . 60 60
991233773.UG.FTS.B, 19.99%, 12/01/24 . 227 19
991239748.UG.FTS.B, 19.99%, 12/01/24 . 1,130 1,158
991248019.UG.FTS.B, 19.99%, 12/01/24 . 724 59
991262568.UG.FTS.B, 19.99%, 12/01/24 . 59 60
991324541.UG.FTS.B, 19.99%, 12/01/24 . 136 139
991334704.UG.FTS.B, 19.99%, 12/01/24 . 42 35
991359215.UG.FTS.B, 19.99%, 12/01/24 . 75 77
991231427.UG.FTS.B, 20.46%, 12/01/24 . 249 252
991225649.UG.FTS.B, 20.97%, 12/01/24 . 4,092 4,140
991167443.UG.FTS.B, 21.46%, 12/01/24 . 1,335 1,341
991167927.UG.FTS.B, 21.46%, 12/01/24 . 252 35
991165518.UG.FTS.B, 23.95%, 12/01/24 . 172 170
991164092.UG.FTS.B, 25.95%, 12/01/24 . 176 177
991164749.UG.FTS.B, 27.99%, 12/01/24 . 239 246
991162271.UG.FTS.B, 28.98%, 12/01/24 . 130 134
991162320.UG.FTS.B, 28.98%, 12/01/24 . 113 116
991162330.UG.FTS.B, 28.98%, 12/01/24 . 155 156
991163027.UG.FTS.B, 28.98%, 12/01/24 . 287 22
991164249.UG.FTS.B, 28.98%, 12/01/24 . 6 6
991165573.UG.FTS.B, 28.98%, 12/01/24 . 19 19
991165874.UG.FTS.B, 28.98%, 12/01/24 . 134 –
991165954.UG.FTS.B, 28.98%, 12/01/24 . 92 93
991170068.UG.FTS.B, 28.98%, 12/01/24 . 1,361 1,389
991174550.UG.FTS.B, 28.98%, 12/01/24 . 109 112
991176007.UG.FTS.B, 28.98%, 12/01/24 . 109 110
991181086.UG.FTS.B, 28.98%, 12/01/24 . 72 74
991182500.UG.FTS.B, 28.98%, 12/01/24 . 732 751
991189706.UG.FTS.B, 28.98%, 12/01/24 . 177 182
991190745.UG.FTS.B, 28.98%, 12/01/24 . 63 65
991196333.UG.FTS.B, 28.98%, 12/01/24 . 128 132
991200338.UG.FTS.B, 28.98%, 12/01/24 . 173 178
991203281.UG.FTS.B, 28.98%, 12/01/24 . 281 283
991210769.UG.FTS.B, 28.98%, 12/01/24 . 137 141
991213420.UG.FTS.B, 28.98%, 12/01/24 . 400 409
991217237.UG.FTS.B, 28.98%, 12/01/24 . 69 72
991219825.UG.FTS.B, 28.98%, 12/01/24 . 30 31
991226847.UG.FTS.B, 28.98%, 12/01/24 . 469 478
991228529.UG.FTS.B, 28.98%, 12/01/24 . 191 195
991230587.UG.FTS.B, 28.98%, 12/01/24 . 152 157
991231739.UG.FTS.B, 28.98%, 12/01/24 . 129 132
991251429.UG.FTS.B, 28.98%, 12/01/24 . 178 184
991267046.UG.FTS.B, 28.98%, 12/01/24 . 87 87
991267527.UG.FTS.B, 28.98%, 12/01/24 . 461 472
991305273.UG.FTS.B, 28.98%, 12/01/24 . 167 172
991322131.UG.FTS.B, 28.98%, 12/01/24 . 66 68
991323706.UG.FTS.B, 28.98%, 12/01/24 . 336 344
991325531.UG.FTS.B, 28.98%, 12/01/24 . 594 607
991328743.UG.FTS.B, 28.98%, 12/01/24 . 688 703
991352854.UG.FTS.B, 28.98%, 12/01/24 . 38 39
991358666.UG.FTS.B, 28.98%, 12/01/24 . 461 469
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991372098.UG.FTS.B, 28.98%, 12/01/24 . $ 38 $ 38
991378052.UG.FTS.B, 28.98%, 12/01/24 . 73 76
991161940.UG.FTS.B, 29.46%, 12/01/24 . 382 394
991163350.UG.FTS.B, 29.49%, 12/01/24 . 214 224
991165411.UG.FTS.B, 29.49%, 12/01/24 . 193 199
991165471.UG.FTS.B, 29.49%, 12/01/24 . 8 8
991166278.UG.FTS.B, 29.49%, 12/01/24 . 58 60
991166742.UG.FTS.B, 29.49%, 12/01/24 . 101 102
991168466.UG.FTS.B, 29.49%, 12/01/24 . 352 360
991170942.UG.FTS.B, 29.49%, 12/01/24 . 206 208
991171218.UG.FTS.B, 29.49%, 12/01/24 . 844 870
991171281.UG.FTS.B, 29.49%, 12/01/24 . 24 24
991172237.UG.FTS.B, 29.49%, 12/01/24 . 36 37
991174137.UG.FTS.B, 29.49%, 12/01/24 . 213 220
991174516.UG.FTS.B, 29.49%, 12/01/24 . 309 320
991177654.UG.FTS.B, 29.49%, 12/01/24 . 132 12
991177853.UG.FTS.B, 29.49%, 12/01/24 . 548 566
991178641.UG.FTS.B, 29.49%, 12/01/24 . 47 49
991178859.UG.FTS.B, 29.49%, 12/01/24 . 76 –
991180960.UG.FTS.B, 29.49%, 12/01/24 . 193 199
991186231.UG.FTS.B, 29.49%, 12/01/24 . 112 117
991187762.UG.FTS.B, 29.49%, 12/01/24 . 60 61
991190236.UG.FTS.B, 29.49%, 12/01/24 . 82 4
991195713.UG.FTS.B, 29.49%, 12/01/24 . 64 66
991195836.UG.FTS.B, 29.49%, 12/01/24 . 83 85
991196169.UG.FTS.B, 29.49%, 12/01/24 . 106 108
991232611.UG.FTS.B, 29.49%, 12/01/24 . 18 18
991233016.UG.FTS.B, 29.49%, 12/01/24 . 158 163
991241447.UG.FTS.B, 29.49%, 12/01/24 . 138 143
991246447.UG.FTS.B, 29.49%, 12/01/24 . 285 293
991247481.UG.FTS.B, 29.49%, 12/01/24 . 384 392
991252877.UG.FTS.B, 29.49%, 12/01/24 . 23 24
991253430.UG.FTS.B, 29.49%, 12/01/24 . 53 54
991256494.UG.FTS.B, 29.49%, 12/01/24 . 601 616
991267008.UG.FTS.B, 29.49%, 12/01/24 . 214 17
991279786.UG.FTS.B, 29.49%, 12/01/24 . 40 41
991283740.UG.FTS.B, 29.49%, 12/01/24 . 60 62
991290418.UG.FTS.B, 29.49%, 12/01/24 . 157 162
991290834.UG.FTS.B, 29.49%, 12/01/24 . 106 107
991320615.UG.FTS.B, 29.49%, 12/01/24 . 22 23
991323578.UG.FTS.B, 29.49%, 12/01/24 . 232 238
991345338.UG.FTS.B, 29.49%, 12/01/24 . 35 35
991383117.UG.FTS.B, 29.49%, 12/01/24 . 197 206
991383396.UG.FTS.B, 29.49%, 12/01/24 . 92 96
991377393.UG.FTS.B, Zero Cpn, 12/02/24 41 3
991337481.UG.FTS.B, 18.97%, 12/02/24 . 373 378
991364689.UG.FTS.B, 19.99%, 12/02/24 . 77 80
991330023.UG.FTS.B, 28.98%, 12/02/24 . 92 97
991338460.UG.FTS.B, 28.98%, 12/02/24 . 21 22
991347910.UG.FTS.B, 28.98%, 12/02/24 . 128 133
991356309.UG.FTS.B, 28.98%, 12/02/24 . 97 100
991364192.UG.FTS.B, 28.98%, 12/02/24 . 92 95
991339850.UG.FTS.B, 29.49%, 12/02/24 . 107 –
991340524.UG.FTS.B, 29.49%, 12/02/24 . 127 132
991348609.UG.FTS.B, 29.49%, 12/02/24 . 56 59
991348696.UG.FTS.B, 29.49%, 12/02/24 . 64 67
991353863.UG.FTS.B, 29.49%, 12/02/24 . 61 63
991354003.UG.FTS.B, 29.49%, 12/02/24 . 60 62

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991359351.UG.FTS.B, 29.49%, 12/02/24 . $ 21 $ 22
991359987.UG.FTS.B, 29.49%, 12/02/24 . – –
991361643.UG.FTS.B, 29.49%, 12/02/24 . 34 35
991370712.UG.FTS.B, 29.49%, 12/02/24 . 84 88
991373345.UG.FTS.B, 29.49%, 12/02/24 . 68 71
991187412.UG.FTS.B, 19.99%, 12/05/24 . 256 261
991195736.UG.FTS.B, 27.99%, 12/05/24 . 127 130
991190483.UG.FTS.B, 29.49%, 12/05/24 . 76 78
991200707.UG.FTS.B, 29.49%, 12/05/24 . 84 84
991249125.UG.FTS.B, 29.49%, 12/05/24 . 19 19
991191497.UG.FTS.B, 14.98%, 12/06/24 . 230 234
991342949.UG.FTS.B, 15%, 12/06/24 .... 200 2
991214247.UG.FTS.B, 15.97%, 12/06/24 . 85 87
991191303.UG.FTS.B, 16.99%, 12/06/24 . 1,375 1,401
991191183.UG.FTS.B, 17.97%, 12/06/24 . 2,781 2,805
991200958.UG.FTS.B, 20.46%, 12/06/24 . 203 203
991419325.UG.FTS.B, 27.99%, 12/06/24 . 200 206
991201139.UG.FTS.B, 28.98%, 12/06/24 . 159 161
991202979.UG.FTS.B, 28.98%, 12/06/24 . 127 129
991317869.UG.FTS.B, 28.98%, 12/06/24 . 4 4
991347246.UG.FTS.B, 28.98%, 12/06/24 . 156 156
991378952.UG.FTS.B, 28.98%, 12/06/24 . 115 118
991201759.UG.FTS.B, 29.46%, 12/06/24 . 399 404
991198608.UG.FTS.B, 29.47%, 12/06/24 . 18 17
991190969.UG.FTS.B, 29.49%, 12/06/24 . 86 86
991223558.UG.FTS.B, 29.49%, 12/06/24 . 66 69
991279279.UG.FTS.B, 29.49%, 12/06/24 . 14 3
991350590.UG.FTS.B, 29.49%, 12/06/24 . 35 35
991409885.UG.FTS.B, 29.49%, 12/06/24 . 89 12
991200331.UG.FTS.B, Zero Cpn, 12/07/24 151 10
991204789.UG.FTS.B, 15.97%, 12/07/24 . 541 544
991410854.UG.FTS.B, 15.97%, 12/07/24 . 493 493
991199058.UG.FTS.B, 16.99%, 12/07/24 . 86 88
991205035.UG.FTS.B, 16.99%, 12/07/24 . 1,268 1,292
991202225.UG.FTS.B, 19.8%, 12/07/24 .. 366 366
991202795.UG.FTS.B, 19.8%, 12/07/24 .. 678 677
991199481.UG.FTS.B, 19.99%, 12/07/24 . 25 25
991313472.UG.FTS.B, 19.99%, 12/07/24 . 264 270
991284608.UG.FTS.B, 21.98%, 12/07/24 . 387 156
991198602.UG.FTS.B, 28.98%, 12/07/24 . 715 743
991203276.UG.FTS.B, 28.98%, 12/07/24 . 79 80
991218043.UG.FTS.B, 28.98%, 12/07/24 . 1,219 1,267
991221020.UG.FTS.B, 28.98%, 12/07/24 . 77 78
991433855.UG.FTS.B, 28.98%, 12/07/24 . 149 151
991204182.UG.FTS.B, 29.49%, 12/07/24 . 891 926
991206725.UG.FTS.B, 29.49%, 12/07/24 . 389 398
991403269.UG.FTS.B, 29.49%, 12/07/24 . 347 44
991405592.UG.FTS.B, 29.49%, 12/07/24 . 139 140
991216549.UG.FTS.B, Zero Cpn, 12/08/24 1,225 86
991223847.UG.FTS.B, 14%, 12/08/24 .... 53 53
991217779.UG.FTS.B, 14.97%, 12/08/24 . 3,568 3,637
991233663.UG.FTS.B, 14.98%, 12/08/24 . 147 150
991345394.UG.FTS.B, 14.98%, 12/08/24 . 343 350
991238380.UG.FTS.B, 15.97%, 12/08/24 . 208 212
991340673.UG.FTS.B, 15.97%, 12/08/24 . 447 455
991405894.UG.FTS.B, 15.97%, 12/08/24 . 1,213 1,232
991205558.UG.FTS.B, 16.99%, 12/08/24 . 262 267
991206337.UG.FTS.B, 16.99%, 12/08/24 . 331 87
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991206750.UG.FTS.B, 16.99%, 12/08/24 . $ 371 $ 371
991206979.UG.FTS.B, 16.99%, 12/08/24 . 2,801 2,841
991218331.UG.FTS.B, 16.99%, 12/08/24 . 1,358 1,384
991287220.UG.FTS.B, 16.99%, 12/08/24 . 202 206
991212387.UG.FTS.B, 17.97%, 12/08/24 . 4,171 4,255
991233872.UG.FTS.B, 17.99%, 12/08/24 . 127 129
991273817.UG.FTS.B, 17.99%, 12/08/24 . 5 5
991360888.UG.FTS.B, 17.99%, 12/08/24 . 197 200
991362465.UG.FTS.B, 17.99%, 12/08/24 . 989 993
991386259.UG.FTS.B, 17.99%, 12/08/24 . 224 225
991213249.UG.FTS.B, 19.8%, 12/08/24 .. 214 217
991262025.UG.FTS.B, 19.8%, 12/08/24 .. 414 51
991273011.UG.FTS.B, 19.8%, 12/08/24 .. 340 347
991207067.UG.FTS.B, 19.99%, 12/08/24 . 231 238
991210935.UG.FTS.B, 19.99%, 12/08/24 . 446 463
991214641.UG.FTS.B, 19.99%, 12/08/24 . 2,323 2,415
991275636.UG.FTS.B, 19.99%, 12/08/24 . 66 69
991341216.UG.FTS.B, 19.99%, 12/08/24 . 260 268
991297237.UG.FTS.B, 20.46%, 12/08/24 . 140 140
991358922.UG.FTS.B, 20.46%, 12/08/24 . 149 152
991343243.UG.FTS.B, 21.46%, 12/08/24 . 6 6
991345837.UG.FTS.B, 21.46%, 12/08/24 . 261 266
991223797.UG.FTS.B, 22.97%, 12/08/24 . 240 244
991260254.UG.FTS.B, 22.97%, 12/08/24 . 113 115
991203892.UG.FTS.B, 28.98%, 12/08/24 . 593 616
991214712.UG.FTS.B, 28.98%, 12/08/24 . 1,175 1,222
991217143.UG.FTS.B, 28.98%, 12/08/24 . 667 673
991217853.UG.FTS.B, 28.98%, 12/08/24 . 1,504 1,561
991220601.UG.FTS.B, 28.98%, 12/08/24 . 151 156
991248557.UG.FTS.B, 28.98%, 12/08/24 . 63 66
991260535.UG.FTS.B, 28.98%, 12/08/24 . 118 32
991265277.UG.FTS.B, 28.98%, 12/08/24 . 94 94
991278212.UG.FTS.B, 28.98%, 12/08/24 . 548 569
991307338.UG.FTS.B, 28.98%, 12/08/24 . 44 44
991317659.UG.FTS.B, 28.98%, 12/08/24 . 72 75
991334924.UG.FTS.B, 28.98%, 12/08/24 . 757 787
991336471.UG.FTS.B, 28.98%, 12/08/24 . 79 79
991340573.UG.FTS.B, 28.98%, 12/08/24 . 980 1,018
991346915.UG.FTS.B, 28.98%, 12/08/24 . 138 144
991350123.UG.FTS.B, 28.98%, 12/08/24 . 153 159
991358361.UG.FTS.B, 28.98%, 12/08/24 . 106 109
991396086.UG.FTS.B, 28.98%, 12/08/24 . 85 88
991416236.UG.FTS.B, 28.98%, 12/08/24 . 86 –
991211572.UG.FTS.B, 29.47%, 12/08/24 . 1,299 178
991210459.UG.FTS.B, 29.48%, 12/08/24 . 801 802
991214958.UG.FTS.B, 29.48%, 12/08/24 . 716 747
991216602.UG.FTS.B, 29.48%, 12/08/24 . 595 620
991203718.UG.FTS.B, 29.49%, 12/08/24 . 321 335
991203729.UG.FTS.B, 29.49%, 12/08/24 . 195 202
991207112.UG.FTS.B, 29.49%, 12/08/24 . 90 92
991210195.UG.FTS.B, 29.49%, 12/08/24 . 1,190 1,239
991213079.UG.FTS.B, 29.49%, 12/08/24 . 831 873
991213273.UG.FTS.B, 29.49%, 12/08/24 . 16 16
991244332.UG.FTS.B, 29.49%, 12/08/24 . 120 122
991245178.UG.FTS.B, 29.49%, 12/08/24 . 430 449
991248866.UG.FTS.B, 29.49%, 12/08/24 . 338 356
991252807.UG.FTS.B, 29.49%, 12/08/24 . 271 280
991259595.UG.FTS.B, 29.49%, 12/08/24 . 170 171

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991264409.UG.FTS.B, 29.49%, 12/08/24 . $ 458 $ 471
991269323.UG.FTS.B, 29.49%, 12/08/24 . 22 22
991287259.UG.FTS.B, 29.49%, 12/08/24 . 49 50
991301956.UG.FTS.B, 29.49%, 12/08/24 . 39 40
991302601.UG.FTS.B, 29.49%, 12/08/24 . 107 –
991317879.UG.FTS.B, 29.49%, 12/08/24 . 243 254
991318654.UG.FTS.B, 29.49%, 12/08/24 . 63 65
991319283.UG.FTS.B, 29.49%, 12/08/24 . 20 20
991330842.UG.FTS.B, 29.49%, 12/08/24 . 4,003 –
991332591.UG.FTS.B, 29.49%, 12/08/24 . 247 257
991339390.UG.FTS.B, 29.49%, 12/08/24 . 513 535
991342288.UG.FTS.B, 29.49%, 12/08/24 . 128 130
991349015.UG.FTS.B, 29.49%, 12/08/24 . 538 559
991357406.UG.FTS.B, 29.49%, 12/08/24 . 14 14
991358257.UG.FTS.B, 29.49%, 12/08/24 . 110 15
991377012.UG.FTS.B, 29.49%, 12/08/24 . 973 1,010
991391597.UG.FTS.B, 29.49%, 12/08/24 . 247 255
991426546.UG.FTS.B, 29.49%, 12/08/24 . 55 –
991433950.UG.FTS.B, 29.49%, 12/08/24 . 62 64
991408506.UG.FTS.B, Zero Cpn, 12/09/24 2,205 152
991311660.UG.FTS.B, 14.98%, 12/09/24 . 1,433 1,439
991329494.UG.FTS.B, 15.97%, 12/09/24 . 181 47
991455537.UG.FTS.B, 15.97%, 12/09/24 . 53 53
991355729.UG.FTS.B, 16.99%, 12/09/24 . 129 130
991384624.UG.FTS.B, 16.99%, 12/09/24 . 24 24
991391034.UG.FTS.B, 17.99%, 12/09/24 . 9 9
991338916.UG.FTS.B, 18.97%, 12/09/24 . 341 341
991405926.UG.FTS.B, 18.97%, 12/09/24 . 66 66
991333702.UG.FTS.B, 19.8%, 12/09/24 .. 1,912 1,906
991326142.UG.FTS.B, 19.99%, 12/09/24 . 22 9
991341287.UG.FTS.B, 20.46%, 12/09/24 . 695 699
991355570.UG.FTS.B, 20.46%, 12/09/24 . 171 172
991370075.UG.FTS.B, 20.97%, 12/09/24 . 140 140
991329266.UG.FTS.B, 23.95%, 12/09/24 . 978 963
991173041.UG.FTS.B, 28.98%, 12/09/24 . 64 17
991311758.UG.FTS.B, 28.98%, 12/09/24 . 90 91
991319463.UG.FTS.B, 28.98%, 12/09/24 . 162 165
991327625.UG.FTS.B, 28.98%, 12/09/24 . 78 79
991336814.UG.FTS.B, 28.98%, 12/09/24 . 742 744
991344560.UG.FTS.B, 28.98%, 12/09/24 . 143 146
991425673.UG.FTS.B, 28.98%, 12/09/24 . 208 211
991300935.UG.FTS.B, 29.49%, 12/09/24 . 6 6
991308780.UG.FTS.B, 29.49%, 12/09/24 . 70 72
991317613.UG.FTS.B, 29.49%, 12/09/24 . 125 16
991322433.UG.FTS.B, 29.49%, 12/09/24 . 211 217
991326331.UG.FTS.B, 29.49%, 12/09/24 . 110 7
991352448.UG.FTS.B, 29.49%, 12/09/24 . 66 66
991367240.UG.FTS.B, 29.49%, 12/09/24 . 333 342
991393693.UG.FTS.B, 29.49%, 12/09/24 . 214 218
991407585.UG.FTS.B, 29.49%, 12/09/24 . 190 193
991310309.UG.FTS.B, Zero Cpn, 12/10/24 306 21
991366767.UG.FTS.B, 14.98%, 12/10/24 . 210 210
991416701.UG.FTS.B, 14.98%, 12/10/24 . 2,654 2,655
991422733.UG.FTS.B, 14.98%, 12/10/24 . – –
991464314.UG.FTS.B, 15%, 12/10/24 .... 177 21
991354349.UG.FTS.B, 15.99%, 12/10/24 . 50 50
991441221.UG.FTS.B, 16.99%, 12/10/24 . 292 292
991372053.UG.FTS.B, 17.99%, 12/10/24 . 1,359 162
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991402286.UG.FTS.B, 17.99%, 12/10/24 . $ 955 $ 955
991338806.UG.FTS.B, 19.21%, 12/10/24 . 1,522 1,521
991361774.UG.FTS.B, 19.8%, 12/10/24 .. 1 1
991418713.UG.FTS.B, 19.8%, 12/10/24 .. 4 4
991323566.UG.FTS.B, 19.99%, 12/10/24 . 1,814 1,855
991391063.UG.FTS.B, 19.99%, 12/10/24 . 191 192
991334473.UG.FTS.B, 21.46%, 12/10/24 . 134 134
991302262.UG.FTS.B, 28.98%, 12/10/24 . 327 332
991302676.UG.FTS.B, 28.98%, 12/10/24 . 751 224
991308764.UG.FTS.B, 28.98%, 12/10/24 . 541 553
991318295.UG.FTS.B, 28.98%, 12/10/24 . 144 147
991326852.UG.FTS.B, 28.98%, 12/10/24 . 190 194
991333962.UG.FTS.B, 28.98%, 12/10/24 . 72 73
991360120.UG.FTS.B, 28.98%, 12/10/24 . 471 478
991421339.UG.FTS.B, 28.98%, 12/10/24 . 98 99
991312810.UG.FTS.B, 29.49%, 12/10/24 . 120 18
991314974.UG.FTS.B, 29.49%, 12/10/24 . 70 19
991331833.UG.FTS.B, 29.49%, 12/10/24 . 600 614
991334897.UG.FTS.B, 29.49%, 12/10/24 . 32 32
991397722.UG.FTS.B, 29.49%, 12/10/24 . 88 89
991398718.UG.FTS.B, 29.49%, 12/10/24 . 990 1,013
991407945.UG.FTS.B, 29.49%, 12/10/24 . 494 503
991423603.UG.FTS.B, 29.49%, 12/10/24 . 91 93
991275626.UG.FTS.B, 14.98%, 12/11/24 . 33 32
991383476.UG.FTS.B, 16.99%, 12/11/24 . 3,898 3,901
991421136.UG.FTS.B, 17.99%, 12/11/24 . 62 61
991322847.UG.FTS.B, 18.97%, 12/11/24 . 339 336
991309704.UG.FTS.B, 19.21%, 12/11/24 . 375 376
991313630.UG.FTS.B, 19.21%, 12/11/24 . 179 178
991359085.UG.FTS.B, 19.21%, 12/11/24 . 455 457
991299880.UG.FTS.B, 19.8%, 12/11/24 .. 185 186
991302424.UG.FTS.B, 22.97%, 12/11/24 . 138 139
991331015.UG.FTS.B, 22.97%, 12/11/24 . 118 118
991314763.UG.FTS.B, 26.94%, 12/11/24 . 307 309
991308149.UG.FTS.B, 28.98%, 12/11/24 . 101 101
991400497.UG.FTS.B, 28.98%, 12/11/24 . 246 250
991425034.UG.FTS.B, 28.98%, 12/11/24 . 610 617
991299810.UG.FTS.B, 29.49%, 12/11/24 . 100 102
991315059.UG.FTS.B, 29.49%, 12/11/24 . 86 23
991338982.UG.FTS.B, 29.49%, 12/11/24 . 210 215
991424582.UG.FTS.B, 29.49%, 12/11/24 . 72 18
991426474.UG.FTS.B, 29.49%, 12/11/24 . 224 229
991404235.UG.FTS.B, Zero Cpn, 12/12/24 148 10
991406536.UG.FTS.B, Zero Cpn, 12/12/24 215 15
991339855.UG.FTS.B, 15.97%, 12/12/24 . 270 271
991447662.UG.FTS.B, 15.97%, 12/12/24 . 534 534
991334534.UG.FTS.B, 16.99%, 12/12/24 . 130 130
991423157.UG.FTS.B, 16.99%, 12/12/24 . 420 51
991326016.UG.FTS.B, 17.97%, 12/12/24 . 953 957
991302143.UG.FTS.B, 17.99%, 12/12/24 . 346 346
991341778.UG.FTS.B, 17.99%, 12/12/24 . 410 411
991444022.UG.FTS.B, 19.21%, 12/12/24 . 352 352
991318223.UG.FTS.B, 19.99%, 12/12/24 . 110 8
991318950.UG.FTS.B, 19.99%, 12/12/24 . 181 185
991314252.UG.FTS.B, 20.46%, 12/12/24 . 466 469
991447468.UG.FTS.B, 23.95%, 12/12/24 . 710 710
991299959.UG.FTS.B, 28.98%, 12/12/24 . 71 73
991315274.UG.FTS.B, 28.98%, 12/12/24 . 420 425

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991397130.UG.FTS.B, 28.98%, 12/12/24 . $ 859 $ 871
991428424.UG.FTS.B, 28.98%, 12/12/24 . 256 260
991434684.UG.FTS.B, 28.98%, 12/12/24 . 522 529
991300821.UG.FTS.B, 29.49%, 12/12/24 . 259 265
991304189.UG.FTS.B, 29.49%, 12/12/24 . 37 37
991312106.UG.FTS.B, 29.49%, 12/12/24 . 141 142
991324558.UG.FTS.B, 29.49%, 12/12/24 . 101 104
991345307.UG.FTS.B, 29.49%, 12/12/24 . 85 84
991387894.UG.FTS.B, 29.49%, 12/12/24 . 421 431
991398771.UG.FTS.B, 29.49%, 12/12/24 . 163 164
991405158.UG.FTS.B, 29.49%, 12/12/24 . 89 89
991405712.UG.FTS.B, 29.49%, 12/12/24 . 42 42
991424612.UG.FTS.B, 29.49%, 12/12/24 . 98 100
991431493.UG.FTS.B, 29.49%, 12/12/24 . 1,225 1,241
991444573.UG.FTS.B, 29.49%, 12/12/24 . 161 –
991248124.UG.FTS.B, 14.98%, 12/13/24 . 90 91
991302421.UG.FTS.B, 14.98%, 12/13/24 . 1,671 1,706
991384387.UG.FTS.B, 15.97%, 12/13/24 . 483 484
991417112.UG.FTS.B, 15.97%, 12/13/24 . 4,015 4,032
991309513.UG.FTS.B, 16.99%, 12/13/24 . 622 622
991307518.UG.FTS.B, 17.99%, 12/13/24 . 598 600
991341019.UG.FTS.B, 17.99%, 12/13/24 . 362 361
991298164.UG.FTS.B, 18.97%, 12/13/24 . 1,422 1,423
991440734.UG.FTS.B, 18.97%, 12/13/24 . 126 126
991329812.UG.FTS.B, 19.21%, 12/13/24 . 516 519
991346666.UG.FTS.B, 19.21%, 12/13/24 . 137 138
991331713.UG.FTS.B, 19.99%, 12/13/24 . 90 91
991343301.UG.FTS.B, 19.99%, 12/13/24 . 437 444
991373941.UG.FTS.B, 20.46%, 12/13/24 . 258 260
991375502.UG.FTS.B, 20.46%, 12/13/24 . 96 96
991296644.UG.FTS.B, 20.97%, 12/13/24 . 583 596
991345917.UG.FTS.B, 21.46%, 12/13/24 . 583 587
991303511.UG.FTS.B, 28.98%, 12/13/24 . 57 4
991303612.UG.FTS.B, 28.98%, 12/13/24 . 196 200
991313210.UG.FTS.B, 28.98%, 12/13/24 . 189 193
991346962.UG.FTS.B, 28.98%, 12/13/24 . 99 101
991347766.UG.FTS.B, 28.98%, 12/13/24 . 66 67
991364308.UG.FTS.B, 28.98%, 12/13/24 . 179 182
991367977.UG.FTS.B, 28.98%, 12/13/24 . 167 170
991388005.UG.FTS.B, 28.98%, 12/13/24 . 43 43
991391691.UG.FTS.B, 28.98%, 12/13/24 . 972 994
991411685.UG.FTS.B, 28.98%, 12/13/24 . 355 360
991310090.UG.FTS.B, 29.49%, 12/13/24 . 230 236
991312918.UG.FTS.B, 29.49%, 12/13/24 . 137 141
991319761.UG.FTS.B, 29.49%, 12/13/24 . 228 234
991334231.UG.FTS.B, 29.49%, 12/13/24 . 525 535
991334276.UG.FTS.B, 29.49%, 12/13/24 . 106 107
991455918.UG.FTS.B, 29.49%, 12/13/24 . 394 401
991249792.UG.FTS.B, 15.97%, 12/14/24 . 3,450 3,450
991254435.UG.FTS.B, 15.97%, 12/14/24 . 186 185
991258056.UG.FTS.B, 16.99%, 12/14/24 . 189 190
991248746.UG.FTS.B, 17.99%, 12/14/24 . 146 145
991324331.UG.FTS.B, 17.99%, 12/14/24 . 231 233
991447451.UG.FTS.B, 18.97%, 12/14/24 . 13 13
991249707.UG.FTS.B, 19.8%, 12/14/24 .. 4,111 297
991267867.UG.FTS.B, 14.98%, 12/15/24 . 4,461 4,557
991305580.UG.FTS.B, 14.98%, 12/15/24 . 167 169
991375848.UG.FTS.B, 14.98%, 12/15/24 . 150 153
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991274754.UG.FTS.B, 15.97%, 12/15/24 . $ 2,878 $ 2,938
991289456.UG.FTS.B, 15.97%, 12/15/24 . 350 351
991481298.UG.FTS.B, 15.97%, 12/15/24 . 117 118
991484132.UG.FTS.B, 15.97%, 12/15/24 . 1,578 1,580
991255967.UG.FTS.B, 16.99%, 12/15/24 . 88 88
991265175.UG.FTS.B, 16.99%, 12/15/24 . 314 314
991371940.UG.FTS.B, 16.99%, 12/15/24 . 363 367
991256520.UG.FTS.B, 17.99%, 12/15/24 . 202 207
991290002.UG.FTS.B, 17.99%, 12/15/24 . 107 109
991341386.UG.FTS.B, 17.99%, 12/15/24 . 1,131 1,155
991425011.UG.FTS.B, 17.99%, 12/15/24 . 126 128
991447659.UG.FTS.B, 17.99%, 12/15/24 . 1,127 1,133
991286797.UG.FTS.B, 18.8%, 12/15/24 .. 35 36
991405120.UG.FTS.B, 18.97%, 12/15/24 . 347 355
991313442.UG.FTS.B, 19.21%, 12/15/24 . 82 84
991484626.UG.FTS.B, 19.21%, 12/15/24 . 1,038 1,051
991409003.UG.FTS.B, 19.8%, 12/15/24 .. 147 150
991296368.UG.FTS.B, 20.97%, 12/15/24 . 13 13
991341925.UG.FTS.B, 20.97%, 12/15/24 . 173 177
991359143.UG.FTS.B, 20.97%, 12/15/24 . 237 –
991415618.UG.FTS.B, 20.97%, 12/15/24 . 262 268
991256653.UG.FTS.B, 21.46%, 12/15/24 . 149 152
991259405.UG.FTS.B, 22.97%, 12/15/24 . 868 252
991296657.UG.FTS.B, 23.95%, 12/15/24 . 313 315
991279499.UG.FTS.B, Zero Cpn, 12/16/24 270 19
991272449.UG.FTS.B, 14.98%, 12/16/24 . 192 193
991478310.UG.FTS.B, 14.98%, 12/16/24 . 132 132
991298521.UG.FTS.B, 15%, 12/16/24 .... 32 32
991375810.UG.FTS.B, 15%, 12/16/24 .... 53 53
991391018.UG.FTS.B, 15%, 12/16/24 .... 444 446
991263041.UG.FTS.B, 15.97%, 12/16/24 . 149 149
991260873.UG.FTS.B, 16.99%, 12/16/24 . 588 591
991260935.UG.FTS.B, 16.99%, 12/16/24 . 312 314
991263408.UG.FTS.B, 16.99%, 12/16/24 . 324 324
991298844.UG.FTS.B, 16.99%, 12/16/24 . 472 471
991331384.UG.FTS.B, 16.99%, 12/16/24 . 452 455
991263277.UG.FTS.B, 17.99%, 12/16/24 . 438 441
991282278.UG.FTS.B, 17.99%, 12/16/24 . 94 94
991291197.UG.FTS.B, 17.99%, 12/16/24 . 1,153 1,157
991423168.UG.FTS.B, 17.99%, 12/16/24 . 551 38
991288835.UG.FTS.B, 18.97%, 12/16/24 . 407 408
991339363.UG.FTS.B, 21.46%, 12/16/24 . 75 75
991324832.UG.FTS.B, 21.98%, 12/16/24 . 131 131
991515407.UG.FTS.B, 21.98%, 12/16/24 . 139 139
991513641.UG.FTS.B, 23.95%, 12/16/24 . 168 164
991369836.UG.FTS.B, Zero Cpn, 12/17/24 205 14
991270332.UG.FTS.B, 14.98%, 12/17/24 . 214 215
991398838.UG.FTS.B, 14.98%, 12/17/24 . 1,331 1,338
991309883.UG.FTS.B, 15%, 12/17/24 .... 151 151
991366785.UG.FTS.B, 15%, 12/17/24 .... 32 32
991473570.UG.FTS.B, 15%, 12/17/24 .... 155 156
991333878.UG.FTS.B, 15.97%, 12/17/24 . 1,384 1,375
991515245.UG.FTS.B, 15.97%, 12/17/24 . 7 7
991517884.UG.FTS.B, 15.97%, 12/17/24 . 2 2
991289176.UG.FTS.B, 16.99%, 12/17/24 . 1,955 1,958
991303485.UG.FTS.B, 16.99%, 12/17/24 . 110 111
991304516.UG.FTS.B, 16.99%, 12/17/24 . 823 827
991313589.UG.FTS.B, 16.99%, 12/17/24 . 807 806

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991415822.UG.FTS.B, 16.99%, 12/17/24 . $ 576 $ 579
991427457.UG.FTS.B, 16.99%, 12/17/24 . 50 50
991438848.UG.FTS.B, 16.99%, 12/17/24 . 2,725 2,704
991289039.UG.FTS.B, 17.99%, 12/17/24 . 324 326
991301102.UG.FTS.B, 17.99%, 12/17/24 . 91 92
991399977.UG.FTS.B, 17.99%, 12/17/24 . 686 688
991401151.UG.FTS.B, 17.99%, 12/17/24 . – –
991472819.UG.FTS.B, 17.99%, 12/17/24 . 398 394
991451584.UG.FTS.B, 18.97%, 12/17/24 . 477 478
991319714.UG.FTS.B, 19.21%, 12/17/24 . 64 64
991368537.UG.FTS.B, 19.21%, 12/17/24 . 72 71
991390886.UG.FTS.B, 19.21%, 12/17/24 . 218 220
991416998.UG.FTS.B, 19.21%, 12/17/24 . 309 39
991425383.UG.FTS.B, 19.21%, 12/17/24 . 124 125
991370788.UG.FTS.B, 19.8%, 12/17/24 .. 1,227 1,232
991382959.UG.FTS.B, 19.8%, 12/17/24 .. 41 41
991407951.UG.FTS.B, 19.8%, 12/17/24 .. 464 466
991523409.UG.FTS.B, 19.8%, 12/17/24 .. 6,631 6,622
991278450.UG.FTS.B, 20.46%, 12/17/24 . 119 119
991488102.UG.FTS.B, 20.46%, 12/17/24 . 343 342
991274898.UG.FTS.B, 20.97%, 12/17/24 . 334 43
991276358.UG.FTS.B, 20.97%, 12/17/24 . 2,210 2,195
991279256.UG.FTS.B, 20.97%, 12/17/24 . 90 91
991382185.UG.FTS.B, 21.46%, 12/17/24 . 15 15
991437221.UG.FTS.B, 21.46%, 12/17/24 . 560 147
991499186.UG.FTS.B, 21.98%, 12/17/24 . 178 179
991270128.UG.FTS.B, 28.98%, 12/17/24 . 53 42
991525181.UG.FTS.B, 14.98%, 12/18/24 . 30 30
991284992.UG.FTS.B, 15.99%, 12/18/24 . 450 452
991298134.UG.FTS.B, 15.99%, 12/18/24 . 230 231
991374578.UG.FTS.B, 16.99%, 12/18/24 . 94 95
991322304.UG.FTS.B, 17.99%, 12/18/24 . 237 62
991329588.UG.FTS.B, 17.99%, 12/18/24 . 810 814
991343423.UG.FTS.B, 17.99%, 12/18/24 . 788 792
991478169.UG.FTS.B, 17.99%, 12/18/24 . 2,941 2,947
991517094.UG.FTS.B, 17.99%, 12/18/24 . 76 76
991362772.UG.FTS.B, 18.97%, 12/18/24 . 1,035 409
991290938.UG.FTS.B, 19.21%, 12/18/24 . 1,204 1,207
991340064.UG.FTS.B, 19.21%, 12/18/24 . 126 29
991362195.UG.FTS.B, 19.21%, 12/18/24 . 124 124
991355888.UG.FTS.B, 20.46%, 12/18/24 . 2,004 2,007
991279501.UG.FTS.B, 20.97%, 12/18/24 . 270 270
991283292.UG.FTS.B, 21.46%, 12/18/24 . 372 368
991286343.UG.FTS.B, 21.46%, 12/18/24 . 1,070 1,077
991300398.UG.FTS.B, 23.95%, 12/18/24 . 313 82
991316123.UG.FTS.B, 23.95%, 12/18/24 . 315 318
991431975.UG.FTS.B, Zero Cpn, 12/19/24 317 22
991287107.UG.FTS.B, 14.98%, 12/19/24 . 197 197
991339453.UG.FTS.B, 15.97%, 12/19/24 . 112 113
991446289.UG.FTS.B, 15.97%, 12/19/24 . 133 133
991511356.UG.FTS.B, 15.97%, 12/19/24 . 411 412
991351714.UG.FTS.B, 16.99%, 12/19/24 . 704 706
991489325.UG.FTS.B, 16.99%, 12/19/24 . 102 102
991469894.UG.FTS.B, 17.99%, 12/19/24 . 195 195
991348742.UG.FTS.B, 18.97%, 12/19/24 . 78 78
991329516.UG.FTS.B, 19.8%, 12/19/24 .. – –
991502273.UG.FTS.B, 19.8%, 12/19/24 .. 21 21
991454147.UG.FTS.B, 20.46%, 12/19/24 . 73 73
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991395795.UG.FTS.B, 20.97%, 12/19/24 . $ 608 $ 601
991294927.UG.FTS.B, 21.98%, 12/19/24 . 252 251
991390941.UG.FTS.B, Zero Cpn, 12/20/24 2,276 157
991328367.UG.FTS.B, 14.98%, 12/20/24 . 174 174
991296195.UG.FTS.B, 15%, 12/20/24 .... 364 366
991333020.UG.FTS.B, 15%, 12/20/24 .... 802 807
991380303.UG.FTS.B, 15%, 12/20/24 .... 616 618
991348628.UG.FTS.B, 15.97%, 12/20/24 . 526 529
991365579.UG.FTS.B, 15.97%, 12/20/24 . 1,367 1,375
991375709.UG.FTS.B, 15.97%, 12/20/24 . 155 155
991457206.UG.FTS.B, 15.97%, 12/20/24 . 667 671
991463713.UG.FTS.B, 15.97%, 12/20/24 . 72 72
991504029.UG.FTS.B, 15.97%, 12/20/24 . 445 446
991303599.UG.FTS.B, 16.99%, 12/20/24 . 961 967
991310742.UG.FTS.B, 16.99%, 12/20/24 . 110 110
991350184.UG.FTS.B, 16.99%, 12/20/24 . 288 288
991371806.UG.FTS.B, 16.99%, 12/20/24 . 1,120 9
991423752.UG.FTS.B, 16.99%, 12/20/24 . 110 109
991440844.UG.FTS.B, 16.99%, 12/20/24 . 2,769 391
991458324.UG.FTS.B, 16.99%, 12/20/24 . 351 353
991521970.UG.FTS.B, 16.99%, 12/20/24 . 90 90
991304140.UG.FTS.B, 17.99%, 12/20/24 . 197 198
991346525.UG.FTS.B, 17.99%, 12/20/24 . 685 689
991349664.UG.FTS.B, 17.99%, 12/20/24 . 122 123
991512531.UG.FTS.B, 17.99%, 12/20/24 . 61 61
991515123.UG.FTS.B, 17.99%, 12/20/24 . 904 906
991311525.UG.FTS.B, 18.97%, 12/20/24 . 492 493
991381262.UG.FTS.B, 18.97%, 12/20/24 . 84 84
991422168.UG.FTS.B, 19.21%, 12/20/24 . 2,945 2,951
991425928.UG.FTS.B, 19.46%, 12/20/24 . 80 80
991305111.UG.FTS.B, 19.8%, 12/20/24 .. 762 764
991309911.UG.FTS.B, 19.8%, 12/20/24 .. 939 941
991415873.UG.FTS.B, 19.8%, 12/20/24 .. 1,114 1,117
991340100.UG.FTS.B, 20.46%, 12/20/24 . 4,662 4,698
991399925.UG.FTS.B, 20.46%, 12/20/24 . 26 26
991352757.UG.FTS.B, 21.46%, 12/20/24 . 139 140
991459030.UG.FTS.B, Zero Cpn, 12/21/24 1,108 77
991438242.UG.FTS.B, 15.97%, 12/21/24 . 179 180
991484651.UG.FTS.B, 16.99%, 12/21/24 . 69 69
991495192.UG.FTS.B, 16.99%, 12/21/24 . 1,123 1,125
991505343.UG.FTS.B, 17.99%, 12/21/24 . 181 181
991520568.UG.FTS.B, 21.98%, 12/21/24 . 93 93
991115039.UG.FTS.B, 29.49%, 12/21/24 . 116 8
991182116.UG.FTS.B, 28.98%, 12/28/24 . 295 303
991206829.UG.FTS.B, 29.49%, 1/03/25 .. 155 –
991039478.UG.FTS.B, 16.99%, 1/09/25 .. 521 529
991031280.UG.FTS.B, 28.98%, 1/09/25 .. 94 98
991389712.UG.FTS.B, 22.95%, 1/10/25 .. 79 20
991258541.UG.FTS.B, Zero Cpn, 1/12/25 . 2,700 189
991063837.UG.FTS.B, 19.8%, 1/13/25 ... 154 154
991071642.UG.FTS.B, 29.49%, 1/16/25 .. 61 49
991266050.UG.FTS.B, Zero Cpn, 1/17/25 . 94 7
991084551.UG.FTS.B, 29.49%, 1/17/25 .. 61 63
991145095.UG.FTS.B, 29.49%, 1/17/25 .. 60 62
991254871.UG.FTS.B, 29.49%, 1/17/25 .. 69 63
991125455.UG.FTS.B, 28.98%, 1/19/25 .. 166 169
991112802.UG.FTS.B, 28.98%, 1/22/25 .. 621 652
991210095.UG.FTS.B, 29.49%, 1/22/25 .. – –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991268849.UG.FTS.B, Zero Cpn, 1/26/25 . $ 183 $ 13
991149959.UG.FTS.B, 29.49%, 1/27/25 .. 399 13
991235449.UG.FTS.B, Zero Cpn, 1/28/25 . 343 23
991179044.UG.FTS.B, 21.46%, 1/29/25 .. 517 521
991236126.UG.FTS.B, 28.98%, 1/29/25 .. 53 42
991278856.UG.FTS.B, 28.98%, 1/29/25 .. 322 248
991089275.UG.FTS.B, 21.98%, 2/06/25 .. 73 54
991206923.UG.FTS.B, Zero Cpn, 2/07/25 . 84 6
991014881.UG.FTS.B, 20.46%, 2/07/25 .. 980 240
991108267.UG.FTS.B, 29.49%, 2/08/25 .. 173 22
991338381.UG.FTS.B, 16.99%, 2/09/25 .. 173 173
991097430.UG.FTS.B, 18.97%, 2/09/25 .. 348 347
991184036.UG.FTS.B, 19.21%, 2/09/25 .. 108 102
991201385.UG.FTS.B, 28.98%, 2/09/25 .. 182 135
991037811.UG.FTS.B, 19.8%, 2/10/25 ... 535 130
991072361.UG.FTS.B, 21.46%, 2/10/25 .. 376 286
991226484.UG.FTS.B, 21.46%, 2/10/25 .. 454 344
991147839.UG.FTS.B, 22.97%, 2/11/25 .. 502 379
991231578.UG.FTS.B, 18.97%, 2/12/25 .. 2,566 2,564
991147993.UG.FTS.B, 20.46%, 2/12/25 .. 279 22
991080455.UG.FTS.B, 19.8%, 2/13/25 ... 116 27
991067852.UG.FTS.B, 21.46%, 2/13/25 .. 211 157
991232327.UG.FTS.B, 21.46%, 2/13/25 .. 194 15
991239064.UG.FTS.B, 23.95%, 2/13/25 .. 328 247
991128160.UG.FTS.B, 19.8%, 2/15/25 ... 115 –
991085325.UG.FTS.B, 29.49%, 2/15/25 .. 300 306
991096721.UG.FTS.B, 19.21%, 2/16/25 .. 193 139
991086704.UG.FTS.B, 19.8%, 2/17/25 ... 172 13
991113882.UG.FTS.B, 29.49%, 2/17/25 .. 235 175
991149969.UG.FTS.B, 29.49%, 2/17/25 .. 154 9
991138152.UG.FTS.B, Zero Cpn, 2/18/25 . 322 22
991114451.UG.FTS.B, 21.46%, 2/18/25 .. 773 58
991200919.UG.FTS.B, 21.46%, 2/18/25 .. 81 59
991150600.UG.FTS.B, 29.49%, 2/18/25 .. 782 795
991267091.UG.FTS.B, 21.98%, 2/19/25 .. 1,573 1,202
991177091.UG.FTS.B, 28.98%, 2/19/25 .. 622 638
991114374.UG.FTS.B, 29.49%, 2/19/25 .. 226 192
991119833.UG.FTS.B, 19.21%, 2/20/25 .. 615 447
991285026.UG.FTS.B, 21.98%, 2/20/25 .. 86 63
991103252.UG.FTS.B, 29.46%, 2/20/25 .. 241 217
991116156.UG.FTS.B, 29.49%, 2/20/25 .. 90 92
991158905.UG.FTS.B, 29.49%, 2/20/25 .. 202 164
991135432.UG.FTS.B, Zero Cpn, 2/21/25 . 1,981 137
991126095.UG.FTS.B, 19.46%, 2/21/25 .. 95 96
991132382.UG.FTS.B, 19.99%, 2/21/25 .. 88 91
991184569.UG.FTS.B, 21.98%, 2/21/25 .. 105 106
991112737.UG.FTS.B, 28.98%, 2/21/25 .. 186 191
991114478.UG.FTS.B, 28.98%, 2/21/25 .. 281 289
991189874.UG.FTS.B, 28.98%, 2/21/25 .. 1,059 824
991107180.UG.FTS.B, 29.49%, 2/21/25 .. 187 –
991120312.UG.FTS.B, 29.49%, 2/21/25 .. 1,652 1,230
991127127.UG.FTS.B, 29.49%, 2/21/25 .. 160 165
991139033.UG.FTS.B, 29.49%, 2/21/25 .. 636 473
991115956.UG.FTS.B, 28.98%, 2/22/25 .. 1,171 914
991126948.UG.FTS.B, 28.98%, 2/22/25 .. 1,076 1,097
991323210.UG.FTS.B, 28.98%, 2/22/25 .. 517 405
991112012.UG.FTS.B, 29.49%, 2/22/25 .. 71 74
991151961.UG.FTS.B, 29.49%, 2/22/25 .. 227 181
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991165060.UG.FTS.B, 29.49%, 2/22/25 .. $ 185 $ 145
991176181.UG.FTS.B, 19.99%, 2/23/25 .. 1,194 1,251
991180816.UG.FTS.B, 29.49%, 2/23/25 .. 146 114
991228566.UG.FTS.B, 29.49%, 2/23/25 .. 154 163
991242467.UG.FTS.B, 29.49%, 2/23/25 .. 272 285
991146899.UG.FTS.B, Zero Cpn, 2/24/25 . 648 43
991277503.UG.FTS.B, 19.8%, 2/24/25 ... 263 194
991171681.UG.FTS.B, 17.99%, 2/25/25 .. 109 81
991311828.UG.FTS.B, 17.99%, 2/25/25 .. 271 199
991137424.UG.FTS.B, 19.8%, 2/25/25 ... 809 804
991212968.UG.FTS.B, 19.8%, 2/26/25 ... 722 726
991197152.UG.FTS.B, Zero Cpn, 2/27/25 . 5,825 400
991153501.UG.FTS.B, 20.97%, 2/27/25 .. 122 90
991198258.UG.FTS.B, 21.46%, 2/27/25 .. 434 330
991151079.UG.FTS.B, 29.49%, 2/27/25 .. 97 80
991242367.UG.FTS.B, 29.49%, 2/28/25 .. 76 60
991186409.UG.FTS.B, 29.49%, 3/02/25 .. 3,275 2,495
991201575.UG.FTS.B, 15%, 3/03/25 ..... 601 447
991216498.UG.FTS.B, 19.99%, 3/05/25 .. 3,862 2,969
991226863.UG.FTS.B, 28.98%, 3/05/25 .. 194 202
991323235.UG.FTS.B, 18.97%, 3/07/25 .. 302 227
991201969.UG.FTS.B, 28.98%, 3/07/25 .. 176 43
991205598.UG.FTS.B, 29.49%, 3/08/25 .. 159 119
991054721.UG.FTS.B, 28.98%, 3/09/25 .. 1,648 106
991097574.UG.FTS.B, 28.98%, 3/09/25 .. 264 34
991297454.UG.FTS.B, 28.98%, 3/09/25 .. 66 68
991038962.UG.FTS.B, 29.49%, 3/09/25 .. 50 51
991451736.UG.FTS.B, 19.8%, 3/10/25 ... 858 651
991065324.UG.FTS.B, 21.98%, 3/11/25 .. 686 153
991284084.UG.FTS.B, 15.97%, 3/12/25 .. 784 13
991286205.UG.FTS.B, 15.97%, 3/13/25 .. 4,163 945
991507545.UG.FTS.B, 16.99%, 3/15/25 .. 168 121
991289340.UG.FTS.B, 21.46%, 3/15/25 .. 222 16
991533128.UG.FTS.B, 20.46%, 3/16/25 .. 560 562
991264341.UG.FTS.B, 29.49%, 3/16/25 .. 337 345
991526785.UG.FTS.B, Zero Cpn, 3/17/25 . 313 22
991260615.UG.FTS.B, 19.99%, 3/17/25 .. 199 146
991184596.UG.FTS.B, 27.99%, 3/17/25 .. 649 88
991097752.UG.FTS.B, 29.49%, 3/17/25 .. 92 95
991171656.UG.FTS.B, 28.98%, 3/18/25 .. 136 140
991256789.UG.FTS.B, 28.98%, 3/18/25 .. 439 447
991119766.UG.FTS.B, 29.49%, 3/18/25 .. 75 77
991164566.UG.FTS.B, 29.49%, 3/18/25 .. 143 146
991100133.UG.FTS.B, 28.98%, 3/19/25 .. 118 87
991132948.UG.FTS.B, 29.49%, 3/19/25 .. 96 7
991169914.UG.FTS.B, 28.98%, 3/20/25 .. 301 41
991148239.UG.FTS.B, 29.49%, 3/20/25 .. 558 575
991135109.UG.FTS.B, 29.49%, 3/21/25 .. 318 45
991146849.UG.FTS.B, 29.49%, 3/21/25 .. 605 –
991191859.UG.FTS.B, 29.49%, 3/21/25 .. 105 14
991298763.UG.FTS.B, 29.49%, 3/21/25 .. 151 154
991145592.UG.FTS.B, 29.49%, 3/22/25 .. 135 139
991253796.UG.FTS.B, 29.49%, 3/22/25 .. 126 130
991285509.UG.FTS.B, 29.49%, 3/22/25 .. 1,172 1,200
991167168.UG.FTS.B, 29.49%, 3/23/25 .. 1,082 822
991169188.UG.FTS.B, 29.49%, 3/23/25 .. 517 532
991297898.UG.FTS.B, 29.49%, 3/23/25 .. 84 88
991154983.UG.FTS.B, 21.48%, 3/26/25 .. 93 66

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991198311.UG.FTS.B, 29.49%, 3/28/25 .. $ 157 $ 163
991282718.UG.FTS.B, 29.49%, 3/28/25 .. 68 71
991229899.UG.FTS.B, 28.98%, 3/29/25 .. 100 –
991273718.UG.FTS.B, 28.98%, 3/29/25 .. 88 91
991192314.UG.FTS.B, 29.49%, 3/29/25 .. 803 618
991383439.UG.FTS.B, 29.49%, 3/30/25 .. 140 107
991397187.UG.FTS.B, 28.98%, 4/04/25 .. 251 –
991342598.UG.FTS.B, 28.98%, 4/05/25 .. 96 100
991217222.UG.FTS.B, 29.46%, 4/05/25 .. 650 173
991356417.UG.FTS.B, 29.49%, 4/05/25 .. 167 173
991421184.UG.FTS.B, 29.49%, 4/06/25 .. 185 135
991305854.UG.FTS.B, 29.49%, 4/09/25 .. 207 14
991033516.UG.FTS.B, 23.95%, 4/10/25 .. 1,561 1,129
991089356.UG.FTS.B, 28.98%, 4/17/25 .. 101 73
991103497.UG.FTS.B, 29.47%, 4/18/25 .. 805 –
991152518.UG.FTS.B, 18.97%, 4/23/25 .. 154 112
991074295.UG.FTS.B, 29.49%, 5/09/25 .. 172 132
991058990.UG.FTS.B, 19.21%, 5/11/25 .. 336 23
991058306.UG.FTS.B, 20.46%, 5/11/25 .. 505 503
991098880.UG.FTS.B, 29.47%, 5/18/25 .. 1,066 –
991104826.UG.FTS.B, 29.49%, 5/20/25 .. 91 64
991137652.UG.FTS.B, 29.49%, 5/20/25 .. 79 81
991168137.UG.FTS.B, 19.8%, 5/21/25 ... 286 287
991155193.UG.FTS.B, 28.98%, 5/26/25 .. 218 31
991223413.UG.FTS.B, 28.98%, 5/28/25 .. 128 17
991182789.UG.FTS.B, 28.98%, 5/29/25 .. 589 417
991369350.UG.FTS.B, 21.46%, 6/07/25 .. 87 64
991098718.UG.FTS.B, 23.95%, 6/09/25 .. 505 358
991031395.UG.FTS.B, 29.49%, 6/09/25 .. 87 69
991031396.UG.FTS.B, 29.49%, 6/09/25 .. 62 50
991358540.UG.FTS.B, 14.98%, 6/15/25 .. 450 324
991329135.UG.FTS.B, 19.8%, 6/17/25 ... 5,978 5,978
991098564.UG.FTS.B, 26.94%, 6/19/25 .. 136 10
991295104.UG.FTS.B, 26.94%, 6/20/25 .. 98 1
991260952.UG.FTS.B, 28.98%, 6/20/25 .. 84 85
991138789.UG.FTS.B, 21.46%, 6/22/25 .. 164 164
991159326.UG.FTS.B, 21.98%, 6/22/25 .. 838 839
991299072.UG.FTS.B, 29.49%, 6/23/25 .. 197 148
991131037.UG.FTS.B, 21.46%, 7/08/25 .. 380 379
991341537.UG.FTS.B, 19.8%, 7/09/25 ... 959 66
991102904.UG.FTS.B, 29.49%, 7/09/25 .. 104 81
991042430.UG.FTS.B, 17.99%, 7/10/25 .. 2,464 2,468
991089727.UG.FTS.B, 17.99%, 7/10/25 .. 5,812 5,716
991074550.UG.FTS.B, 19.8%, 7/11/25 ... 874 859
991052299.UG.FTS.B, 20.97%, 7/12/25 .. 637 437
991293334.UG.FTS.B, 16.99%, 7/13/25 .. 2,433 2,432
991215163.UG.FTS.B, 19.8%, 7/15/25 ... 661 658
991146431.UG.FTS.B, 28.98%, 7/17/25 .. 72 52
991169822.UG.FTS.B, 29.49%, 7/17/25 .. 649 673
991142024.UG.FTS.B, 28.98%, 7/19/25 .. 1,520 1,548
991225320.UG.FTS.B, 29.49%, 7/19/25 .. 206 143
991144096.UG.FTS.B, 26.94%, 7/21/25 .. 448 317
991119119.UG.FTS.B, 29.49%, 7/23/25 ... 189 199
991149915.UG.FTS.B, 29.49%, 7/25/25 .. 102 103
991258407.UG.FTS.B, 29.49%, 7/28/25 .. 197 28
991252149.UG.FTS.B, 29.49%, 8/04/25 .. 83 87
991269532.UG.FTS.B, 29.46%, 8/05/25 .. 134 140
991026129.UG.FTS.B, 29.49%, 8/06/25 .. 461 329
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991300215.UG.FTS.B, 21.46%, 8/08/25 .. $ 121 $ 119
991237888.UG.FTS.B, 28.98%, 8/15/25 .. 592 600
991168160.UG.FTS.B, 21.46%, 8/16/25 .. 246 246
991089471.UG.FTS.B, 29.49%, 8/17/25 .. 297 207
991130981.UG.FTS.B, 29.49%, 8/17/25 .. 105 –
991225567.UG.FTS.B, 19.8%, 8/18/25 ... 239 13
991280082.UG.FTS.B, 29.49%, 8/19/25 .. 82 58
991115841.UG.FTS.B, 29.49%, 8/21/25 .. 977 1,002
991239388.UG.FTS.B, 29.49%, 8/21/25 .. 178 184
991178342.UG.FTS.B, 28.98%, 8/28/25 .. 343 352
991192840.UG.FTS.B, 29.49%, 8/29/25 .. 166 23
991330975.UG.FTS.B, 29.49%, 9/05/25 .. 360 45
991319523.UG.FTS.B, 15.97%, 9/10/25 .. 104 103
991054142.UG.FTS.B, 19.8%, 9/11/25 ... 74 74
991238529.UG.FTS.B, 19.8%, 9/16/25 ... 1,699 1,677
991299503.UG.FTS.B, 17.99%, 9/27/25 .. 282 280
991162953.UG.FTS.B, 26.94%, 9/27/25 .. 158 111
991290022.UG.FTS.B, 19.8%, 10/05/25 .. 423 –
991054408.UG.FTS.B, 28.98%, 10/08/25 . 623 649
991418802.UG.FTS.B, 29.49%, 10/10/25 . 99 98
991091528.UG.FTS.B, 29.49%, 10/17/25 . 375 282
991263708.UG.FTS.B, 28.98%, 10/18/25 . 83 –
991178650.UG.FTS.B, 28.98%, 10/19/25 . 404 269
991104383.UG.FTS.B, 29.49%, 10/19/25 . 239 32
991115476.UG.FTS.B, Zero Cpn, 10/22/25 167 11
991218283.UG.FTS.B, 14.98%, 10/27/25 . 3,796 2,517
991158407.UG.FTS.B, 29.49%, 10/28/25 . 124 90
991037607.UG.FTS.B, 28.98%, 11/08/25 . 107 74
991080210.UG.FTS.B, 28.98%, 11/08/25 . 290 212
991197071.UG.FTS.B, 21.98%, 11/09/25 . 218 46
991069043.UG.FTS.B, 26.49%, 11/09/25 . 259 17
991046765.UG.FTS.B, 15.97%, 11/10/25 . 143 142
991120791.UG.FTS.B, 15.97%, 11/10/25 . 1,583 1,566
991258611.UG.FTS.B, 21.98%, 11/14/25 . 2,186 1,474
991099491.UG.FTS.B, 29.49%, 11/17/25 . 280 289
991223479.UG.FTS.B, 29.49%, 11/18/25 . 192 122
991231725.UG.FTS.B, 29.49%, 11/18/25 . 294 296
991092476.UG.FTS.B, 21.46%, 11/19/25 . 244 163
991169068.UG.FTS.B, 28.98%, 11/19/25 . 763 504
991099825.UG.FTS.B, 29.49%, 11/19/25 . 252 252
991240407.UG.FTS.B, 28.98%, 11/20/25 . 671 653
991110330.UG.FTS.B, 29.49%, 11/20/25 .. 443 425
991239091.UG.FTS.B, 29.49%, 11/20/25 . 789 799
991134257.UG.FTS.B, 29.49%, 11/21/25 . 3,711 2,616
991117478.UG.FTS.B, 29.49%, 11/22/25 .. 648 450
991127641.UG.FTS.B, 29.49%, 11/22/25 . 427 430
991120297.UG.FTS.B, 22.97%, 11/23/25 . 1,840 1,873
991142242.UG.FTS.B, 20.97%, 11/25/25 . 237 14
991322375.UG.FTS.B, 28.98%, 11/28/25 . 742 421
991208980.UG.FTS.B, 29.49%, 11/28/25 . 642 627
991326057.UG.FTS.B, 29.49%, 11/28/25 . 117 116
991186676.UG.FTS.B, 29.49%, 11/29/25 . 629 435
991262312.UG.FTS.B, 29.49%, 11/29/25 . 144 144
991259503.UG.FTS.B, Zero Cpn, 12/05/25 205 14
991400367.UG.FTS.B, 29.49%, 12/06/25 . 180 –
991418120.UG.FTS.B, 14.98%, 12/13/25 . 168 104
991493847.UG.FTS.B, 17.99%, 12/15/25 . 843 93
991153454.UG.FTS.B, 19.99%, 12/27/25 . 236 239

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991257232.UG.FTS.B, 28.98%, 12/28/25 . $ 284 $ 290
991055984.UG.FTS.B, 28.98%, 1/09/26 .. 109 6
991110203.UG.FTS.B, 29.49%, 1/19/26 .. 195 196
991116103.UG.FTS.B, 29.49%, 2/23/26 .. 155 162
991302771.UG.FTS.B, 19.99%, 2/28/26 .. 362 242
991033157.UG.FTS.B, 22.97%, 3/09/26 .. 1,339 72
991383601.UG.FTS.B, 20.97%, 3/29/26 .. 238 158
991120820.UG.FTS.B, 29.49%, 4/21/26 .. 812 533
991161030.UG.FTS.B, 29.49%, 6/18/26 .. 146 98
991143728.UG.FTS.B, 18.21%, 6/26/26 .. 529 326
991068855.UG.FTS.B, 25.94%, 8/16/26 .. 243 146
991015912.UG.FTS.B, 20.97%, 9/07/26 .. 588 111
991115930.UG.FTS.B, 29.49%, 10/19/26 . 630 395
991020944.UG.FTS.B, 15.99%, 11/08/26 . 2,823 2,869
991074802.UG.FTS.B, 22.36%, 11/11/26 . 6,478 6,766
991215907.UG.FTS.B, 16.99%, 11/12/26 . 1,419 1,442
991164893.UG.FTS.B, 19.99%, 11/15/26 . 80 80
991087378.UG.FTS.B, 21.36%, 11/15/26 . 589 606
991415270.UG.FTS.B, 16.99%, 12/06/26 . 429 46
991356469.UG.FTS.B, 16.99%, 12/07/26 . 94 94
991226691.UG.FTS.B, 15.99%, 12/09/26 . 240 251
991249712.UG.FTS.B, 15.99%, 12/09/26 . 3,002 3,118
991265247.UG.FTS.B, 16.99%, 12/12/26 . 390 403
991359359.UG.FTS.B, 15.99%, 12/14/26 . 649 671
991467528.UG.FTS.B, 15.99%, 12/14/26 . 388 402
991258909.UG.FTS.B, 16.99%, 12/14/26 . 810 834
991280209.UG.FTS.B, 16.99%, 12/14/26 . 2,061 228
991469109.UG.FTS.B, 18.98%, 12/15/26 . 655 665
991263485.UG.FTS.B, 16.99%, 12/16/26 . – –
991326633.UG.FTS.B, 21.99%, 12/19/26 . 640 653
991389147.UG.FTS.B, 22.36%, 12/19/26 . 148 149
991266262.UG.FTS.B, 19.8%, 7/16/27 ... 1,305 784
991049842.UG.FTS.B, Zero Cpn, 9/09/27 . – –
991060314.UG.FTS.B, 28.98%, 10/09/27 . – –
991491868.UG.FTS.B, 14.48%, 10/12/27 . – –
991153925.UG.FTS.B, Zero Cpn, 10/21/27 – –
991352807.UG.FTS.B, Zero Cpn, 10/30/27 – –
991480124.UG.FTS.B, 15.97%, 11/18/27 . – –
991139016.UG.FTS.B, 28.48%, 11/19/27 . – –
991122786.UG.FTS.B, 29.49%, 11/20/27 . – –
991162286.UG.FTS.B, 29.49%, 11/21/27 . – –
991316297.UG.FTS.B, 29.49%, 11/22/27 . – –
991163966.UG.FTS.B, 28.98%, 11/23/27 . – –
991148029.UG.FTS.B, 29.49%, 11/25/27 . – –
991220521.UG.FTS.B, 21.46%, 11/26/27 . – –
991212602.UG.FTS.B, Zero Cpn, 11/29/27 – –
991046494.UG.FTS.B, 29.49%, 12/09/27 . – –
991515439.UG.FTS.B, 16.99%, 12/15/27 . – –
991070597.UG.FTS.B, 29.49%, 12/16/27 . – –
991139342.UG.FTS.B, 29.49%, 12/17/27 . – –
991115984.UG.FTS.B, 29.48%, 12/18/27 . – –
991100486.UG.FTS.B, 28.48%, 12/19/27 . – –
991193364.UG.FTS.B, 17.99%, 12/25/27 . – –
991009159.UG.FTS.B, 20.46%, 1/06/28 .. – –
991137879.UG.FTS.B, 29.49%, 1/09/28 .. – –
991255805.UG.FTS.B, 29.49%, 1/17/28 .. – –
991143037.UG.FTS.B, 19.99%, 1/19/28 .. – –
991298103.UG.FTS.B, 19.96%, 1/22/28 .. – –
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991098433.UG.FTS.B, 20.47%, 2/12/28 .. $ – $ –
991261757.UG.FTS.B, 28.98%, 2/15/28 .. – –
991140034.UG.FTS.B, 20.46%, 2/24/28 .. – –
991363340.UG.FTS.B, 29.49%, 2/28/28 .. 8 8
991060869.UG.FTS.B, 20.97%, 3/12/28 .. 15 –
991196097.UG.FTS.B, Zero Cpn, 3/23/28 . 8 1
991269882.UG.FTS.B, Zero Cpn, 4/17/28 . 14 1
991186431.UG.FTS.B, 29.49%, 4/17/28 .. 1 1
991188769.UG.FTS.B, 21.46%, 4/25/28 .. 35 30
991149683.UG.FTS.B, 28.98%, 4/26/28 .. 25 4
991382074.UG.FTS.B, 29.49%, 5/05/28 .. – –
991409861.UG.FTS.B, 29.49%, 5/07/28 .. 2 –
991086114.UG.FTS.B, 22.97%, 5/08/28 .. 1 1
991263078.UG.FTS.B, 28.98%, 5/17/28 .. 1 1
991116379.UG.FTS.B, Zero Cpn, 5/22/28 . 15 1
991209031.UG.FTS.B, 28.98%, 5/28/28 .. 32 28
991024658.UG.FTS.B, Zero Cpn, 6/09/28 . 2 –
991032286.UG.FTS.B, 29.49%, 6/09/28 .. 8 –
991169498.UG.FTS.B, 29.49%, 6/09/28 .. 24 22
991202249.UG.FTS.B, 29.49%, 6/17/28 .. – –
991298377.UG.FTS.B, 28.48%, 6/20/28 .. – –
991150634.UG.FTS.B, 19.99%, 6/21/28 .. 1 1
991191694.UG.FTS.B, 29.49%, 6/29/28 .. – –
991198026.UG.FTS.B, 28.98%, 7/04/28 .. 17 15
991070225.UG.FTS.B, Zero Cpn, 7/16/28 . 10 1
991139545.UG.FTS.B, 20.97%, 7/16/28 .. 3 –
991219767.UG.FTS.B, 20.47%, 7/20/28 .. – –
991130146.UG.FTS.B, 29.49%, 7/21/28 .. 3 –
991204447.UG.FTS.B, Zero Cpn, 8/04/28 . 11 1
991080461.UG.FTS.B, 29.49%, 8/17/28 .. 38 33
991117400.UG.FTS.B, 29.49%, 8/19/28 .. 6 –
991158173.UG.FTS.B, Zero Cpn, 8/23/28 . 10 1
991026609.UG.FTS.B, Zero Cpn, 9/09/28 . 14 1
991204642.UG.FTS.B, Zero Cpn, 9/12/28 . 15 1
991118039.UG.FTS.B, 28.98%, 9/18/28 .. 9 –
991205229.UG.FTS.B, 21.98%, 9/19/28 .. 1 1
991294280.UG.FTS.B, 29.49%, 9/19/28 .. 8 –
991202260.UG.FTS.B, 28.48%, 9/22/28 .. 6 –
991151890.UG.FTS.B, 28.98%, 9/26/28 .. – –
991146846.UG.FTS.B, 29.49%, 9/26/28 .. 5 1
991231997.UG.FTS.B, 29.49%, 9/29/28 .. 5 –
991083025.UG.FTS.B, 21.48%, 10/12/28 . – –
991273851.UG.FTS.B, Zero Cpn, 10/17/28 13 1
991135949.UG.FTS.B, 29.49%, 10/18/28 . – –
991179665.UG.FTS.B, 28.48%, 10/19/28 . 36 36
991233225.UG.FTS.B, 29.48%, 10/19/28 . 5 4
991312091.UG.FTS.B, Zero Cpn, 10/21/28 20 1
991204785.UG.FTS.B, 29.48%, 10/22/28 . – –
991180408.UG.FTS.B, Zero Cpn, 10/23/28 16 1
991173523.UG.FTS.B, 18.71%, 10/24/28 . 5 5
991162373.UG.FTS.B, 29.49%, 10/26/28 . – –
991290395.UG.FTS.B, 28.98%, 10/28/28 . – –
991355498.UG.FTS.B, Zero Cpn, 10/30/28 20 1
991420233.UG.FTS.B, 22.47%, 11/05/28 . 1 1
991342766.UG.FTS.B, 28.48%, 11/05/28 . 2 2
991253023.UG.FTS.B, 28.98%, 11/05/28 . 1 1
991083189.UG.FTS.B, 25.45%, 11/06/28 . 7 7
991008836.UG.FTS.B, 29.49%, 11/06/28 . 39 39

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991019637.UG.FTS.B, 29.49%, 11/06/28 . $ 12 $ 11
991021226.UG.FTS.B, Zero Cpn, 11/07/28 139 10
991216040.UG.FTS.B, 15.47%, 11/07/28 . 71 71
991418338.UG.FTS.B, 19.99%, 11/07/28 . 4 1
991015928.UG.FTS.B, 28.48%, 11/07/28 . 6 6
991025120.UG.FTS.B, 29.48%, 11/07/28 . 18 18
991018932.UG.FTS.B, 29.49%, 11/07/28 . 33 33
991021901.UG.FTS.B, 29.49%, 11/07/28 . 10 10
991035968.UG.FTS.B, 29.49%, 11/07/28 . 8 8
991050282.UG.FTS.B, 29.49%, 11/07/28 . 5 5
991086005.UG.FTS.B, 29.49%, 11/07/28 . 5 5
991062680.UG.FTS.B, 18.96%, 11/08/28 . 9 9
991022143.UG.FTS.B, 19.96%, 11/08/28 . 28 28
991216376.UG.FTS.B, 21.48%, 11/08/28 . 10 10
991225070.UG.FTS.B, 22.47%, 11/08/28 . 8 7
991045741.UG.FTS.B, 23.45%, 11/08/28 . 12 12
991051732.UG.FTS.B, 23.45%, 11/08/28 . 7 7
991107974.UG.FTS.B, 23.45%, 11/08/28 . 5 5
991217504.UG.FTS.B, 25.45%, 11/08/28 . 14 14
991045793.UG.FTS.B, 26.44%, 11/08/28 . 167 10
991106609.UG.FTS.B, 28.48%, 11/08/28 . 104 –
991211370.UG.FTS.B, 28.48%, 11/08/28 . 6 6
991045101.UG.FTS.B, 29.48%, 11/08/28 . 48 26
991056252.UG.FTS.B, 29.49%, 11/08/28 . 24 24
991187212.UG.FTS.B, 29.49%, 11/08/28 . 26 26
991087213.UG.FTS.B, Zero Cpn, 11/09/28 61 4
991202378.UG.FTS.B, 16.49%, 11/09/28 . 9 9
991038833.UG.FTS.B, 18.47%, 11/09/28 . 8 8
991106109.UG.FTS.B, 18.47%, 11/09/28 . 12 12
991212211.UG.FTS.B, 19.3%, 11/09/28 .. 2 2
991062058.UG.FTS.B, 19.96%, 11/09/28 . 32 2
991033770.UG.FTS.B, 19.99%, 11/09/28 . 10 10
991033897.UG.FTS.B, 20.47%, 11/09/28 . 101 101
991062734.UG.FTS.B, 20.96%, 11/09/28 . 13 13
991080192.UG.FTS.B, 20.96%, 11/09/28 . 16 15
991034529.UG.FTS.B, 21.48%, 11/09/28 . 12 12
991035672.UG.FTS.B, 21.48%, 11/09/28 . 59 59
991081352.UG.FTS.B, 21.48%, 11/09/28 . 9 9
991175335.UG.FTS.B, 22.47%, 11/09/28 . – –
991215040.UG.FTS.B, 22.47%, 11/09/28 . 6 6
991131589.UG.FTS.B, 25.45%, 11/09/28 . 10 10
991054094.UG.FTS.B, 28.48%, 11/09/28 . 6 6
991056001.UG.FTS.B, 28.48%, 11/09/28 . 7 7
991056988.UG.FTS.B, 28.48%, 11/09/28 . 7 7
991089405.UG.FTS.B, 28.48%, 11/09/28 . 9 9
991100814.UG.FTS.B, 28.48%, 11/09/28 . 25 25
991112913.UG.FTS.B, 28.48%, 11/09/28 .. 1 –
991184147.UG.FTS.B, 28.48%, 11/09/28 . 14 14
991032192.UG.FTS.B, 29.48%, 11/09/28 . 10 10
991042477.UG.FTS.B, 29.48%, 11/09/28 . 19 19
991073502.UG.FTS.B, 29.48%, 11/09/28 . 37 37
991077130.UG.FTS.B, 29.48%, 11/09/28 . 40 40
991096801.UG.FTS.B, 29.48%, 11/09/28 . 35 34
991132279.UG.FTS.B, 29.48%, 11/09/28 . 2 2
991132339.UG.FTS.B, 29.48%, 11/09/28 . 10 10
991141134.UG.FTS.B, 29.48%, 11/09/28 .. 123 124
991169941.UG.FTS.B, 29.48%, 11/09/28 . 40 40
991188940.UG.FTS.B, 29.48%, 11/09/28 . 8 8
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991196471.UG.FTS.B, 29.48%, 11/09/28 . $ 5 $ 5
991024641.UG.FTS.B, 29.49%, 11/09/28 . 1 1
991024915.UG.FTS.B, 29.49%, 11/09/28 . 10 10
991026432.UG.FTS.B, 29.49%, 11/09/28 . 16 16
991029761.UG.FTS.B, 29.49%, 11/09/28 . 11 7
991031265.UG.FTS.B, 29.49%, 11/09/28 . 6 6
991033023.UG.FTS.B, 29.49%, 11/09/28 . 7 7
991034815.UG.FTS.B, 29.49%, 11/09/28 . 37 37
991043005.UG.FTS.B, 29.49%, 11/09/28 . 18 18
991043493.UG.FTS.B, 29.49%, 11/09/28 . 48 48
991044198.UG.FTS.B, 29.49%, 11/09/28 . 2 2
991049605.UG.FTS.B, 29.49%, 11/09/28 . 10 6
991057605.UG.FTS.B, 29.49%, 11/09/28 . – –
991061678.UG.FTS.B, 29.49%, 11/09/28 . 23 11
991074139.UG.FTS.B, 29.49%, 11/09/28 . 11 11
991078791.UG.FTS.B, 29.49%, 11/09/28 . 53 32
991080602.UG.FTS.B, 29.49%, 11/09/28 . 6 6
991086306.UG.FTS.B, 29.49%, 11/09/28 . 15 7
991098895.UG.FTS.B, 29.49%, 11/09/28 . 8 8
991111641.UG.FTS.B, 29.49%, 11/09/28 .. 5 5
991119020.UG.FTS.B, 29.49%, 11/09/28 .. 30 30
991146122.UG.FTS.B, 29.49%, 11/09/28 . 10 10
991159442.UG.FTS.B, 29.49%, 11/09/28 . 19 10
991176715.UG.FTS.B, 29.49%, 11/09/28 . 32 32
991179512.UG.FTS.B, 29.49%, 11/09/28 . 2 1
991034570.UG.FTS.B, Zero Cpn, 11/10/28 257 18
991192985.UG.FTS.B, 15.47%, 11/10/28 . 21 21
991044320.UG.FTS.B, 17.47%, 11/10/28 . 6 6
991064030.UG.FTS.B, 17.49%, 11/10/28 . 7 7
991083038.UG.FTS.B, 18.47%, 11/10/28 . 1 1
991033709.UG.FTS.B, 18.71%, 11/10/28 . 21 21
991067044.UG.FTS.B, 18.71%, 11/10/28 . 6 6
991167442.UG.FTS.B, 19.3%, 11/10/28 .. 15 15
991194722.UG.FTS.B, 19.3%, 11/10/28 .. 6 6
991032260.UG.FTS.B, 19.96%, 11/10/28 . 5 5
991054625.UG.FTS.B, 20.47%, 11/10/28 . 37 36
991225200.UG.FTS.B, 20.47%, 11/10/28 . 5 5
991032833.UG.FTS.B, 20.96%, 11/10/28 . 9 9
991044922.UG.FTS.B, 20.96%, 11/10/28 . 16 16
991057439.UG.FTS.B, 20.96%, 11/10/28 . 6 6
991216384.UG.FTS.B, 20.96%, 11/10/28 . 5 5
991036635.UG.FTS.B, 21.48%, 11/10/28 . 150 149
991180605.UG.FTS.B, 23.45%, 11/10/28 . 42 41
991038867.UG.FTS.B, 24.45%, 11/10/28 . 28 28
991038818.UG.FTS.B, 26.44%, 11/10/28 . 48 48
991040642.UG.FTS.B, 26.44%, 11/10/28 . 20 20
991073274.UG.FTS.B, 18.71%, 11/11/28 . 26 26
991205571.UG.FTS.B, 18.96%, 11/11/28 . 14 14
991039066.UG.FTS.B, 19.3%, 11/11/28 .. 11 11
991056261.UG.FTS.B, 19.3%, 11/11/28 .. 16 16
991090653.UG.FTS.B, 19.3%, 11/11/28 .. 8 8
991043180.UG.FTS.B, 19.96%, 11/11/28 . 42 42
991046521.UG.FTS.B, 19.96%, 11/11/28 . 18 17
991156351.UG.FTS.B, 19.96%, 11/11/28 .. 15 8
991113763.UG.FTS.B, 20.47%, 11/11/28 .. 10 10
991061724.UG.FTS.B, 20.96%, 11/11/28 . 51 51
991085322.UG.FTS.B, 20.96%, 11/11/28 . 37 37
991133714.UG.FTS.B, 21.48%, 11/11/28 .. 35 –

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991062587.UG.FTS.B, 22.47%, 11/11/28 . $ 5 $ 5
991050659.UG.FTS.B, 23.45%, 11/11/28 . 6 6
991071055.UG.FTS.B, 23.45%, 11/11/28 . 17 16
991139412.UG.FTS.B, 23.45%, 11/11/28 .. 10 10
991176060.UG.FTS.B, 25.45%, 11/11/28 .. 8 8
991096994.UG.FTS.B, Zero Cpn, 11/12/28 39 3
991107055.UG.FTS.B, 18.71%, 11/12/28 . 321 320
991047599.UG.FTS.B, 19.3%, 11/12/28 .. 31 31
991058243.UG.FTS.B, 19.3%, 11/12/28 .. 8 8
991050735.UG.FTS.B, 19.96%, 11/12/28 . 6 6
991063812.UG.FTS.B, 19.96%, 11/12/28 . 10 10
991085726.UG.FTS.B, 19.96%, 11/12/28 . 17 17
991088392.UG.FTS.B, 19.96%, 11/12/28 . 12 12
991197816.UG.FTS.B, 20.47%, 11/12/28 . 22 22
991057830.UG.FTS.B, 20.96%, 11/12/28 . 30 30
991070682.UG.FTS.B, 20.96%, 11/12/28 . 47 47
991046306.UG.FTS.B, 21.48%, 11/12/28 . 5 5
991169194.UG.FTS.B, 21.48%, 11/12/28 . 10 10
991135531.UG.FTS.B, 22.45%, 11/12/28 . 10 10
991048200.UG.FTS.B, 22.47%, 11/12/28 . 39 16
991102269.UG.FTS.B, 22.47%, 11/12/28 . 25 25
991079287.UG.FTS.B, 23.45%, 11/12/28 . 7 7
991095911.UG.FTS.B, 26.44%, 11/12/28 . 11 11
991274621.UG.FTS.B, 17.99%, 11/13/28 . – –
991058196.UG.FTS.B, 18.47%, 11/13/28 . 15 15
991187403.UG.FTS.B, 18.71%, 11/13/28 . 5 5
991236065.UG.FTS.B, 18.71%, 11/13/28 . 6 6
991081725.UG.FTS.B, 19.3%, 11/13/28 .. 13 12
991141838.UG.FTS.B, 19.3%, 11/13/28 .. 50 50
991065357.UG.FTS.B, 19.96%, 11/13/28 . 10 10
991056483.UG.FTS.B, 20.47%, 11/13/28 . 3 3
991076551.UG.FTS.B, 20.47%, 11/13/28 . 6 6
991124607.UG.FTS.B, 20.47%, 11/13/28 . 106 106
991074564.UG.FTS.B, 20.96%, 11/13/28 . 20 20
991058367.UG.FTS.B, 21.47%, 11/13/28 . 1 1
991144815.UG.FTS.B, 21.48%, 11/13/28 . 6 6
991197316.UG.FTS.B, 21.48%, 11/13/28 . 10 10
991234176.UG.FTS.B, 22.47%, 11/13/28 . 103 102
991132951.UG.FTS.B, 23.45%, 11/13/28 . 15 15
991103133.UG.FTS.B, 25.45%, 11/13/28 . 4 4
991130854.UG.FTS.B, 25.45%, 11/13/28 . 9 9
991111612.UG.FTS.B, 27.99%, 11/14/28 .. 5 5
991240822.UG.FTS.B, 28.48%, 11/14/28 . 7 7
991085849.UG.FTS.B, 29.48%, 11/14/28 . – –
991060063.UG.FTS.B, 29.49%, 11/14/28 . 6 6
991100362.UG.FTS.B, 29.49%, 11/14/28 . 51 –
991205767.UG.FTS.B, 29.49%, 11/14/28 . – –
991260561.UG.FTS.B, 29.49%, 11/14/28 . 3 3
991289268.UG.FTS.B, Zero Cpn, 11/15/28 22 2
991065584.UG.FTS.B, 19.47%, 11/15/28 . 24 24
991168609.UG.FTS.B, 20.47%, 11/15/28 . 27 27
991209560.UG.FTS.B, 21.48%, 11/15/28 . 6 6
991081293.UG.FTS.B, 22.45%, 11/15/28 . 12 12
991113027.UG.FTS.B, 22.47%, 11/15/28 .. 1 1
991204617.UG.FTS.B, 23.45%, 11/15/28 . 147 9
991224707.UG.FTS.B, 23.45%, 11/15/28 . 27 27
991099774.UG.FTS.B, 25.45%, 11/15/28 . 5 5
991071964.UG.FTS.B, 28.48%, 11/15/28 . 5 5
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991129990.UG.FTS.B, 28.48%, 11/15/28 . $ 9 $ 9
991065018.UG.FTS.B, 29.48%, 11/15/28 . 8 8
991076428.UG.FTS.B, 29.48%, 11/15/28 . 32 5
991068636.UG.FTS.B, 29.49%, 11/15/28 . 23 23
991089483.UG.FTS.B, 29.49%, 11/15/28 . 176 173
991150434.UG.FTS.B, 29.49%, 11/15/28 . 4 4
991269502.UG.FTS.B, 29.49%, 11/15/28 . 27 27
991118229.UG.FTS.B, 18.71%, 11/16/28 .. 6 6
991076172.UG.FTS.B, 19.3%, 11/16/28 .. 6 6
991090911.UG.FTS.B, 19.96%, 11/16/28 . 8 8
991096448.UG.FTS.B, 19.96%, 11/16/28 . 97 97
991271010.UG.FTS.B, 19.99%, 11/16/28 . 18 18
991093143.UG.FTS.B, 20.47%, 11/16/28 . 13 13
991132272.UG.FTS.B, 20.47%, 11/16/28 . 36 7
991129310.UG.FTS.B, 20.96%, 11/16/28 . 5 5
991096770.UG.FTS.B, 21.48%, 11/16/28 . 11 11
991269600.UG.FTS.B, 21.48%, 11/16/28 . – –
991106955.UG.FTS.B, 22.47%, 11/16/28 . 31 31
991087138.UG.FTS.B, 25.45%, 11/16/28 . 12 12
991105579.UG.FTS.B, 27.99%, 11/16/28 . – –
991101152.UG.FTS.B, 28.48%, 11/16/28 .. 12 12
991112752.UG.FTS.B, 28.48%, 11/16/28 .. 11 11
991154554.UG.FTS.B, 28.48%, 11/16/28 . 7 7
991192524.UG.FTS.B, 29.48%, 11/16/28 . 13 13
991205108.UG.FTS.B, 29.48%, 11/16/28 . 14 14
991089044.UG.FTS.B, 29.49%, 11/16/28 . 1 1
991096973.UG.FTS.B, 29.49%, 11/16/28 . 7 7
991102474.UG.FTS.B, 29.49%, 11/16/28 . 2,500 2,483
991103603.UG.FTS.B, 29.49%, 11/16/28 . – –
991109166.UG.FTS.B, 29.49%, 11/16/28 . 112 112
991208660.UG.FTS.B, 29.49%, 11/16/28 . 18 18
991244087.UG.FTS.B, 29.49%, 11/16/28 . 10 10
991267143.UG.FTS.B, 29.49%, 11/16/28 . 154 153
991268887.UG.FTS.B, 29.49%, 11/16/28 . 12 12
991273696.UG.FTS.B, 29.49%, 11/16/28 . 4 4
991214900.UG.FTS.B, Zero Cpn, 11/17/28 46 3
991136963.UG.FTS.B, 18.47%, 11/17/28 . 17 17
991081404.UG.FTS.B, 18.71%, 11/17/28 . 72 72
991104977.UG.FTS.B, 18.71%, 11/17/28 . 5 5
991112759.UG.FTS.B, 19.3%, 11/17/28 ... 19 19
991218561.UG.FTS.B, 20.47%, 11/17/28 . 5 5
991086525.UG.FTS.B, 20.96%, 11/17/28 . 6 5
991105587.UG.FTS.B, 20.96%, 11/17/28 . 6 6
991100356.UG.FTS.B, 21.47%, 11/17/28 . 28 28
991099366.UG.FTS.B, 21.48%, 11/17/28 . 6 6
991219801.UG.FTS.B, 21.48%, 11/17/28 . 6 6
991099400.UG.FTS.B, 22.47%, 11/17/28 . 85 5
991110963.UG.FTS.B, 22.47%, 11/17/28 .. 23 23
991113770.UG.FTS.B, 22.47%, 11/17/28 .. 90 7
991252484.UG.FTS.B, 22.47%, 11/17/28 . 9 8
991081496.UG.FTS.B, 28.48%, 11/17/28 . 29 29
991086939.UG.FTS.B, 28.48%, 11/17/28 . 16 16
991098785.UG.FTS.B, 28.48%, 11/17/28 . 15 15
991103315.UG.FTS.B, 28.48%, 11/17/28 . 6 6
991103375.UG.FTS.B, 28.48%, 11/17/28 . 7 7
991107749.UG.FTS.B, 28.48%, 11/17/28 . 8 8
991161650.UG.FTS.B, 28.48%, 11/17/28 . 25 25
991200969.UG.FTS.B, 28.48%, 11/17/28 . 5 5

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991223308.UG.FTS.B, 28.48%, 11/17/28 . $ 11 $ 11
991266849.UG.FTS.B, 28.48%, 11/17/28 . 27 27
991089034.UG.FTS.B, 29.48%, 11/17/28 . 4 4
991098237.UG.FTS.B, 29.48%, 11/17/28 . 28 28
991126072.UG.FTS.B, 29.48%, 11/17/28 . 30 30
991129061.UG.FTS.B, 29.48%, 11/17/28 . 67 67
991170083.UG.FTS.B, 29.48%, 11/17/28 . 213 213
991199919.UG.FTS.B, 29.48%, 11/17/28 . 34 34
991080354.UG.FTS.B, 29.49%, 11/17/28 . 2 2
991081845.UG.FTS.B, 29.49%, 11/17/28 . 17 17
991081885.UG.FTS.B, 29.49%, 11/17/28 . 11 11
991092913.UG.FTS.B, 29.49%, 11/17/28 . 8 8
991106030.UG.FTS.B, 29.49%, 11/17/28 . 7 7
991115413.UG.FTS.B, 29.49%, 11/17/28 .. 6 6
991116514.UG.FTS.B, 29.49%, 11/17/28 .. 6 6
991122460.UG.FTS.B, 29.49%, 11/17/28 . 52 52
991125621.UG.FTS.B, 29.49%, 11/17/28 . 6 6
991130997.UG.FTS.B, 29.49%, 11/17/28 . 4 4
991133629.UG.FTS.B, 29.49%, 11/17/28 . 6 6
991142836.UG.FTS.B, 29.49%, 11/17/28 . 5 5
991145578.UG.FTS.B, 29.49%, 11/17/28 . 2 2
991149117.UG.FTS.B, 29.49%, 11/17/28 .. 38 38
991154172.UG.FTS.B, 29.49%, 11/17/28 . 4 4
991187139.UG.FTS.B, 29.49%, 11/17/28 . 10 10
991191231.UG.FTS.B, 29.49%, 11/17/28 . 6 6
991195453.UG.FTS.B, 29.49%, 11/17/28 . 4 4
991227057.UG.FTS.B, 29.49%, 11/17/28 . 4 4
991232161.UG.FTS.B, 29.49%, 11/17/28 . 5 5
991239048.UG.FTS.B, 29.49%, 11/17/28 . 37 37
991255003.UG.FTS.B, 29.49%, 11/17/28 . 10 10
991260193.UG.FTS.B, 29.49%, 11/17/28 . 4 4
991266447.UG.FTS.B, 29.49%, 11/17/28 . 37 37
991276787.UG.FTS.B, 29.49%, 11/17/28 . 14 14
991284044.UG.FTS.B, 29.49%, 11/17/28 . 7 7
991155248.UG.FTS.B, Zero Cpn, 11/18/28 51 4
991223074.UG.FTS.B, Zero Cpn, 11/18/28 28 2
991223759.UG.FTS.B, 19.3%, 11/18/28 .. 6 6
991212992.UG.FTS.B, 19.8%, 11/18/28 .. 1 1
991140327.UG.FTS.B, 20.47%, 11/18/28 . 26 2
991245732.UG.FTS.B, 20.47%, 11/18/28 . 7 7
991128464.UG.FTS.B, 21.48%, 11/18/28 . 16 16
991088077.UG.FTS.B, 22.47%, 11/18/28 . 53 11
991101785.UG.FTS.B, 28.48%, 11/18/28 . 3 3
991120295.UG.FTS.B, 28.48%, 11/18/28 . 5 5
991133949.UG.FTS.B, 28.48%, 11/18/28 . 8 8
991136789.UG.FTS.B, 28.48%, 11/18/28 . 6 6
991139388.UG.FTS.B, 28.48%, 11/18/28 . 13 13
991147217.UG.FTS.B, 28.48%, 11/18/28 . 5 5
991151706.UG.FTS.B, 28.48%, 11/18/28 . 7 7
991183278.UG.FTS.B, 28.48%, 11/18/28 . 8 8
991188196.UG.FTS.B, 28.48%, 11/18/28 . 24 24
991208366.UG.FTS.B, 28.48%, 11/18/28 . 8 8
991209934.UG.FTS.B, 28.48%, 11/18/28 . 60 60
991110336.UG.FTS.B, 29.48%, 11/18/28 .. 11 11
991114131.UG.FTS.B, 29.48%, 11/18/28 .. 2 2
991144898.UG.FTS.B, 29.48%, 11/18/28 . 7 7
991167792.UG.FTS.B, 29.48%, 11/18/28 . 17 1
991189309.UG.FTS.B, 29.48%, 11/18/28 . 14 14
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991104098.UG.FTS.B, 29.49%, 11/18/28 . $ 7 $ 7
991104737.UG.FTS.B, 29.49%, 11/18/28 . 33 33
991109649.UG.FTS.B, 29.49%, 11/18/28 . 7 7
991114689.UG.FTS.B, 29.49%, 11/18/28 .. 36 36
991115508.UG.FTS.B, 29.49%, 11/18/28 .. 4 1
991117155.UG.FTS.B, 29.49%, 11/18/28 .. 7 7
991117438.UG.FTS.B, 29.49%, 11/18/28 .. 3 3
991121552.UG.FTS.B, 29.49%, 11/18/28 . 8 8
991122701.UG.FTS.B, 29.49%, 11/18/28 . 6 6
991130319.UG.FTS.B, 29.49%, 11/18/28 . 33 33
991139325.UG.FTS.B, 29.49%, 11/18/28 . 7 7
991145726.UG.FTS.B, 29.49%, 11/18/28 . 6 6
991151536.UG.FTS.B, 29.49%, 11/18/28 . 9 9
991163351.UG.FTS.B, 29.49%, 11/18/28 . 51 51
991164951.UG.FTS.B, 29.49%, 11/18/28 . 32 33
991165843.UG.FTS.B, 29.49%, 11/18/28 . 27 27
991174051.UG.FTS.B, 29.49%, 11/18/28 . 762 62
991185357.UG.FTS.B, 29.49%, 11/18/28 . 14 14
991230774.UG.FTS.B, 29.49%, 11/18/28 . 35 36
991239892.UG.FTS.B, 29.49%, 11/18/28 . 11 11
991262795.UG.FTS.B, 29.49%, 11/18/28 . 6 6
991264888.UG.FTS.B, 29.49%, 11/18/28 . 16 15
991115516.UG.FTS.B, Zero Cpn, 11/19/28 57 4
991136907.UG.FTS.B, Zero Cpn, 11/19/28 62 4
991119059.UG.FTS.B, 18.47%, 11/19/28 .. 12 12
991128878.UG.FTS.B, 18.97%, 11/19/28 . 1 1
991182650.UG.FTS.B, 19.3%, 11/19/28 .. 5 5
991177917.UG.FTS.B, 20.97%, 11/19/28 . 1 1
991119021.UG.FTS.B, 23.45%, 11/19/28 .. 370 –
991136286.UG.FTS.B, 28.48%, 11/19/28 . 38 38
991143210.UG.FTS.B, 28.48%, 11/19/28 . 15 15
991192321.UG.FTS.B, 28.48%, 11/19/28 . 6 6
991244839.UG.FTS.B, 28.48%, 11/19/28 . 10 10
991101326.UG.FTS.B, 29.48%, 11/19/28 . 149 10
991137525.UG.FTS.B, 29.48%, 11/19/28 . 4 4
991144416.UG.FTS.B, 29.48%, 11/19/28 . 9 9
991221688.UG.FTS.B, 29.48%, 11/19/28 . 20 20
991108274.UG.FTS.B, 29.49%, 11/19/28 . 33 33
991120556.UG.FTS.B, 29.49%, 11/19/28 . 39 39
991123249.UG.FTS.B, 29.49%, 11/19/28 . 12 12
991128135.UG.FTS.B, 29.49%, 11/19/28 . 54 54
991137564.UG.FTS.B, 29.49%, 11/19/28 . 2 2
991141067.UG.FTS.B, 29.49%, 11/19/28 . 38 38
991147427.UG.FTS.B, 29.49%, 11/19/28 . 7 7
991148944.UG.FTS.B, 29.49%, 11/19/28 . 14 14
991159041.UG.FTS.B, 29.49%, 11/19/28 . 17 17
991164538.UG.FTS.B, 29.49%, 11/19/28 . 8 8
991164665.UG.FTS.B, 29.49%, 11/19/28 . 5 5
991172015.UG.FTS.B, 29.49%, 11/19/28 . 7 7
991177356.UG.FTS.B, 29.49%, 11/19/28 . 17 17
991179715.UG.FTS.B, 29.49%, 11/19/28 . 12 12
991181774.UG.FTS.B, 29.49%, 11/19/28 . 13 13
991190043.UG.FTS.B, 29.49%, 11/19/28 . 61 9
991208015.UG.FTS.B, 29.49%, 11/19/28 . 9 9
991210218.UG.FTS.B, 29.49%, 11/19/28 . 5 5
991210916.UG.FTS.B, 29.49%, 11/19/28 . 7 7
991218135.UG.FTS.B, 29.49%, 11/19/28 . 39 –
991268256.UG.FTS.B, 29.49%, 11/19/28 . 5 5

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991280311.UG.FTS.B, 29.49%, 11/19/28 . $ 14 $ 14
991179177.UG.FTS.B, Zero Cpn, 11/20/28 27 2
991254689.UG.FTS.B, Zero Cpn, 11/20/28 424 29
991210107.UG.FTS.B, 19.96%, 11/20/28 . 117 117
991130918.UG.FTS.B, 21.48%, 11/20/28 . 9 9
991216544.UG.FTS.B, 21.48%, 11/20/28 . 26 1
991226181.UG.FTS.B, 21.48%, 11/20/28 . 9 –
991099635.UG.FTS.B, 27.99%, 11/20/28 . 1 1
991100713.UG.FTS.B, 28.48%, 11/20/28 . 25 2
991153431.UG.FTS.B, 28.48%, 11/20/28 . 24 24
991101762.UG.FTS.B, 29.48%, 11/20/28 . 10 10
991105231.UG.FTS.B, 29.48%, 11/20/28 . 18 18
991105725.UG.FTS.B, 29.48%, 11/20/28 . 2 2
991114774.UG.FTS.B, 29.48%, 11/20/28 .. 99 100
991159235.UG.FTS.B, 29.48%, 11/20/28 . 113 113
991098845.UG.FTS.B, 29.49%, 11/20/28 . 23 23
991104436.UG.FTS.B, 29.49%, 11/20/28 . 8 8
991104734.UG.FTS.B, 29.49%, 11/20/28 . 41 41
991105964.UG.FTS.B, 29.49%, 11/20/28 . 17 17
991110535.UG.FTS.B, 29.49%, 11/20/28 .. 30 30
991115233.UG.FTS.B, 29.49%, 11/20/28 .. 30 30
991123719.UG.FTS.B, 29.49%, 11/20/28 . 5 5
991127190.UG.FTS.B, 29.49%, 11/20/28 . 7 7
991133333.UG.FTS.B, 29.49%, 11/20/28 . 3 3
991136773.UG.FTS.B, 29.49%, 11/20/28 . 10 10
991140775.UG.FTS.B, 29.49%, 11/20/28 . 6 6
991145029.UG.FTS.B, 29.49%, 11/20/28 . 32 2
991146596.UG.FTS.B, 29.49%, 11/20/28 . 5 5
991150162.UG.FTS.B, 29.49%, 11/20/28 . 18 3
991172183.UG.FTS.B, 29.49%, 11/20/28 . 12 12
991174255.UG.FTS.B, 29.49%, 11/20/28 . 6 6
991193399.UG.FTS.B, 29.49%, 11/20/28 . 14 14
991218188.UG.FTS.B, 29.49%, 11/20/28 . 1 1
991222931.UG.FTS.B, 29.49%, 11/20/28 . 11 2
991225043.UG.FTS.B, 29.49%, 11/20/28 . 39 38
991234579.UG.FTS.B, 29.49%, 11/20/28 . 19 19
991305655.UG.FTS.B, 29.49%, 11/20/28 . 10 10
991102589.UG.FTS.B, 29.98%, 11/20/28 . 5 5
991158412.UG.FTS.B, Zero Cpn, 11/21/28 22 2
991161686.UG.FTS.B, Zero Cpn, 11/21/28 36 2
991291121.UG.FTS.B, 19.96%, 11/21/28 . 5 5
991298830.UG.FTS.B, 19.96%, 11/21/28 . 46 45
991194396.UG.FTS.B, 19.99%, 11/21/28 . 11 11
991115402.UG.FTS.B, 20.96%, 11/21/28 .. 7 7
991287696.UG.FTS.B, 20.96%, 11/21/28 . 34 5
991224752.UG.FTS.B, 21.48%, 11/21/28 . 9 9
991113930.UG.FTS.B, 28.48%, 11/21/28 .. 7 7
991139072.UG.FTS.B, 28.48%, 11/21/28 . 22 22
991148130.UG.FTS.B, 28.48%, 11/21/28 . 5 5
991280037.UG.FTS.B, 28.48%, 11/21/28 . 6 6
991317220.UG.FTS.B, 28.48%, 11/21/28 . 49 49
991132085.UG.FTS.B, 28.98%, 11/21/28 . 4 4
991116041.UG.FTS.B, 29.48%, 11/21/28 .. 31 2
991122886.UG.FTS.B, 29.48%, 11/21/28 . 12 12
991140139.UG.FTS.B, 29.48%, 11/21/28 . 3 3
991169530.UG.FTS.B, 29.48%, 11/21/28 . 31 31
991172585.UG.FTS.B, 29.48%, 11/21/28 . 6 6
991217359.UG.FTS.B, 29.48%, 11/21/28 . 13 13
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991105687.UG.FTS.B, 29.49%, 11/21/28 . $ 13 $ 13
991106382.UG.FTS.B, 29.49%, 11/21/28 . 10 10
991107142.UG.FTS.B, 29.49%, 11/21/28 . 24 24
991108375.UG.FTS.B, 29.49%, 11/21/28 . 30 30
991110866.UG.FTS.B, 29.49%, 11/21/28 .. 23 23
991111224.UG.FTS.B, 29.49%, 11/21/28 .. 6 6
991114290.UG.FTS.B, 29.49%, 11/21/28 .. 87 88
991116067.UG.FTS.B, 29.49%, 11/21/28 .. 11 11
991116199.UG.FTS.B, 29.49%, 11/21/28 .. 24 24
991122211.UG.FTS.B, 29.49%, 11/21/28 .. 5 5
991122535.UG.FTS.B, 29.49%, 11/21/28 . 8 8
991123210.UG.FTS.B, 29.49%, 11/21/28 . 63 63
991125159.UG.FTS.B, 29.49%, 11/21/28 . 8 8
991125565.UG.FTS.B, 29.49%, 11/21/28 . 35 6
991130949.UG.FTS.B, 29.49%, 11/21/28 . 7 7
991138422.UG.FTS.B, 29.49%, 11/21/28 . 10 10
991158154.UG.FTS.B, 29.49%, 11/21/28 . 8 8
991167616.UG.FTS.B, 29.49%, 11/21/28 . 5 5
991168725.UG.FTS.B, 29.49%, 11/21/28 . 5 5
991174718.UG.FTS.B, 29.49%, 11/21/28 . 1 1
991185856.UG.FTS.B, 29.49%, 11/21/28 . 4 4
991196579.UG.FTS.B, 29.49%, 11/21/28 . 140 139
991218537.UG.FTS.B, 29.49%, 11/21/28 . 32 32
991258669.UG.FTS.B, 29.49%, 11/21/28 . 13 13
991260078.UG.FTS.B, 29.49%, 11/21/28 . 5 5
991262693.UG.FTS.B, 29.49%, 11/21/28 . 22 22
991281491.UG.FTS.B, 29.49%, 11/21/28 . 11 11
991281569.UG.FTS.B, 29.49%, 11/21/28 . 22 22
991284842.UG.FTS.B, 29.49%, 11/21/28 . 22 3
991135114.UG.FTS.B, Zero Cpn, 11/22/28 33 2
991177125.UG.FTS.B, Zero Cpn, 11/22/28 144 10
991285654.UG.FTS.B, 18.47%, 11/22/28 . 24 24
991181842.UG.FTS.B, 18.71%, 11/22/28 . 15 15
991162322.UG.FTS.B, 19.3%, 11/22/28 .. 6 6
991286624.UG.FTS.B, 19.3%, 11/22/28 .. 15 15
991140485.UG.FTS.B, 20.47%, 11/22/28 . 14 14
991143058.UG.FTS.B, 22.47%, 11/22/28 . 63 63
991180826.UG.FTS.B, 22.47%, 11/22/28 . 32 32
991191793.UG.FTS.B, 25.45%, 11/22/28 . 13 13
991320036.UG.FTS.B, 26.44%, 11/22/28 . 98 99
991296637.UG.FTS.B, 28.48%, 11/22/28 . 10 10
991114757.UG.FTS.B, 28.98%, 11/22/28 .. 6 –
991138467.UG.FTS.B, 29.48%, 11/22/28 . 8 8
991172445.UG.FTS.B, 29.48%, 11/22/28 . 6 6
991186088.UG.FTS.B, 29.48%, 11/22/28 . 5 5
991195206.UG.FTS.B, 29.48%, 11/22/28 . 48 48
991196155.UG.FTS.B, 29.48%, 11/22/28 . 10 10
991116817.UG.FTS.B, 29.49%, 11/22/28 .. 75 76
991117468.UG.FTS.B, 29.49%, 11/22/28 .. 5 5
991117471.UG.FTS.B, 29.49%, 11/22/28 .. 16 16
991133413.UG.FTS.B, 29.49%, 11/22/28 . 14 14
991133732.UG.FTS.B, 29.49%, 11/22/28 . 46 46
991137389.UG.FTS.B, 29.49%, 11/22/28 . 1 1
991141579.UG.FTS.B, 29.49%, 11/22/28 . 71 71
991146714.UG.FTS.B, 29.49%, 11/22/28 . 10 10
991148469.UG.FTS.B, 29.49%, 11/22/28 . 57 57
991163976.UG.FTS.B, 29.49%, 11/22/28 . 1 1
991183431.UG.FTS.B, 29.49%, 11/22/28 . 27 27

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991184949.UG.FTS.B, 29.49%, 11/22/28 . $ 5 $ 5
991188756.UG.FTS.B, 29.49%, 11/22/28 . 7 7
991201528.UG.FTS.B, 29.49%, 11/22/28 . 25 25
991218882.UG.FTS.B, 29.49%, 11/22/28 . 4 4
991235150.UG.FTS.B, 29.49%, 11/22/28 . 14 14
991286399.UG.FTS.B, 29.49%, 11/22/28 . 13 13
991295722.UG.FTS.B, 29.49%, 11/22/28 . 6 6
991301090.UG.FTS.B, 29.49%, 11/22/28 . 5 5
991304636.UG.FTS.B, 29.49%, 11/22/28 . 16 16
991320273.UG.FTS.B, 29.49%, 11/22/28 . 69 70
991254102.UG.FTS.B, Zero Cpn, 11/23/28 41 3
991236365.UG.FTS.B, 19.3%, 11/23/28 .. 6 6
991117766.UG.FTS.B, 20.47%, 11/23/28 .. 9 9
991136422.UG.FTS.B, 20.96%, 11/23/28 . 13 13
991143031.UG.FTS.B, 21.48%, 11/23/28 . 12 12
991162068.UG.FTS.B, 21.48%, 11/23/28 . 9 9
991215225.UG.FTS.B, 21.48%, 11/23/28 . 8 8
991302098.UG.FTS.B, 28.48%, 11/23/28 . 3 3
991117520.UG.FTS.B, 29.48%, 11/23/28 .. 14 14
991125732.UG.FTS.B, 29.49%, 11/23/28 . 10 10
991126560.UG.FTS.B, 29.49%, 11/23/28 . 11 11
991138091.UG.FTS.B, 29.49%, 11/23/28 . 13 14
991145776.UG.FTS.B, 29.49%, 11/23/28 . 4 4
991158553.UG.FTS.B, 29.49%, 11/23/28 . 1 1
991175550.UG.FTS.B, 29.49%, 11/23/28 . 4 4
991181990.UG.FTS.B, 29.49%, 11/23/28 . 2 2
991214609.UG.FTS.B, 29.49%, 11/23/28 . 44 6
991215471.UG.FTS.B, 29.49%, 11/23/28 . 1 1
991297846.UG.FTS.B, 29.49%, 11/23/28 . 19 19
991309325.UG.FTS.B, 29.49%, 11/23/28 . 11 11
991322618.UG.FTS.B, 29.49%, 11/23/28 . 5 5
991137070.UG.FTS.B, 18.71%, 11/24/28 . 25 25
991164225.UG.FTS.B, 18.71%, 11/24/28 . 18 18
991265843.UG.FTS.B, 18.71%, 11/24/28 . 14 14
991215843.UG.FTS.B, 20.47%, 11/24/28 . 23 23
991138527.UG.FTS.B, 20.96%, 11/24/28 . 4 4
991214906.UG.FTS.B, 20.96%, 11/24/28 . 20 20
991199452.UG.FTS.B, 21.48%, 11/24/28 . 29 29
991142815.UG.FTS.B, 25.44%, 11/24/28 . 18 18
991323681.UG.FTS.B, 25.44%, 11/24/28 . 10 10
991129050.UG.FTS.B, 29.48%, 11/24/28 . 174 174
991142726.UG.FTS.B, 29.48%, 11/24/28 . 11 11
991130256.UG.FTS.B, 29.49%, 11/24/28 . 7 7
991136553.UG.FTS.B, 16.49%, 11/25/28 . 33 33
991253352.UG.FTS.B, 18.71%, 11/25/28 . 10 10
991265318.UG.FTS.B, 18.71%, 11/25/28 . 40 3
991135954.UG.FTS.B, 19.3%, 11/25/28 .. 13 13
991138758.UG.FTS.B, 19.3%, 11/25/28 .. 169 168
991215161.UG.FTS.B, 19.96%, 11/25/28 . 107 107
991133609.UG.FTS.B, 20.96%, 11/25/28 . 128 –
991268297.UG.FTS.B, 20.96%, 11/25/28 . 6 6
991242233.UG.FTS.B, 21.48%, 11/25/28 . 5 5
991140958.UG.FTS.B, 22.47%, 11/25/28 . 46 9
991141640.UG.FTS.B, 23.45%, 11/25/28 . 75 75
991144463.UG.FTS.B, 28.48%, 11/25/28 . 9 9
991147020.UG.FTS.B, 28.48%, 11/25/28 . 6 6
991150233.UG.FTS.B, 28.48%, 11/25/28 . 3 3
991152423.UG.FTS.B, 28.48%, 11/25/28 . 22 22
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991156326.UG.FTS.B, 28.48%, 11/25/28 . $ 15 $ 15
991157290.UG.FTS.B, 28.48%, 11/25/28 . 12 12
991139435.UG.FTS.B, 29.49%, 11/25/28 . 41 41
991144902.UG.FTS.B, 29.49%, 11/25/28 . 30 30
991146276.UG.FTS.B, 29.49%, 11/25/28 . 7 7
991151871.UG.FTS.B, 29.49%, 11/25/28 . 9 9
991197118.UG.FTS.B, 16.49%, 11/26/28 .. 34 34
991246436.UG.FTS.B, 16.49%, 11/26/28 . 9 9
991145279.UG.FTS.B, 17.49%, 11/26/28 . 12 12
991251734.UG.FTS.B, 17.71%, 11/26/28 . 2 2
991143133.UG.FTS.B, 18.47%, 11/26/28 . 17 17
991234089.UG.FTS.B, 26.44%, 11/26/28 . 14 14
991150733.UG.FTS.B, 28.48%, 11/26/28 . 6 6
991180513.UG.FTS.B, 28.48%, 11/26/28 . 16 16
991143564.UG.FTS.B, 29.49%, 11/26/28 . 77 78
991151596.UG.FTS.B, 29.49%, 11/26/28 . 8 8
991153263.UG.FTS.B, 29.49%, 11/26/28 . – –
991155818.UG.FTS.B, 29.49%, 11/26/28 . 8 8
991189469.UG.FTS.B, 18.47%, 11/27/28 . 5 5
991154443.UG.FTS.B, 19.3%, 11/27/28 .. 11 11
991225584.UG.FTS.B, 19.3%, 11/27/28 .. 7 7
991181147.UG.FTS.B, 19.96%, 11/27/28 .. 21 20
991150475.UG.FTS.B, 20.96%, 11/27/28 . 59 59
991270604.UG.FTS.B, 21.47%, 11/27/28 . 4 4
991164880.UG.FTS.B, 21.48%, 11/27/28 . 15 15
991178891.UG.FTS.B, 22.47%, 11/27/28 . 16 16
991182787.UG.FTS.B, 22.47%, 11/27/28 . 4 4
991217581.UG.FTS.B, 22.47%, 11/27/28 . 24 24
991151398.UG.FTS.B, 28.48%, 11/27/28 . 8 8
991198051.UG.FTS.B, 29.48%, 11/27/28 . 9 9
991150593.UG.FTS.B, 29.49%, 11/27/28 . 30 30
991153221.UG.FTS.B, 29.49%, 11/27/28 . 13 13
991153761.UG.FTS.B, 29.49%, 11/27/28 . 7 7
991154304.UG.FTS.B, 29.49%, 11/27/28 . 13 13
991155239.UG.FTS.B, 29.49%, 11/27/28 . 8 8
991157467.UG.FTS.B, 29.49%, 11/27/28 . 32 5
991199483.UG.FTS.B, 29.49%, 11/27/28 . 9 9
991219555.UG.FTS.B, 29.49%, 11/27/28 . 14 14
991279680.UG.FTS.B, 29.49%, 11/27/28 . 6 6
991227513.UG.FTS.B, 19.96%, 11/28/28 . 5 5
991173726.UG.FTS.B, 21.48%, 11/28/28 . 20 20
991160092.UG.FTS.B, 27.99%, 11/28/28 . 11 11
991241624.UG.FTS.B, 28.48%, 11/28/28 . 8 8
991240768.UG.FTS.B, 29.48%, 11/28/28 . 17 17
991248660.UG.FTS.B, 29.48%, 11/28/28 . 9 9
991156903.UG.FTS.B, 29.49%, 11/28/28 . 2 2
991161838.UG.FTS.B, 29.49%, 11/28/28 . 121 21
991172679.UG.FTS.B, 29.49%, 11/28/28 . 3 3
991204123.UG.FTS.B, 29.49%, 11/28/28 . 15 15
991205139.UG.FTS.B, 29.49%, 11/28/28 . 11 11
991211212.UG.FTS.B, 29.49%, 11/28/28 . 21 21
991249622.UG.FTS.B, 29.49%, 11/28/28 . 48 48
991267430.UG.FTS.B, 29.49%, 11/28/28 . 27 27
991276197.UG.FTS.B, 29.49%, 11/28/28 . 54 54
991276598.UG.FTS.B, 29.49%, 11/28/28 . 19 19
991160707.UG.FTS.B, 19.96%, 11/29/28 . 8 8
991167629.UG.FTS.B, 21.47%, 11/29/28 . 59 59
991374505.UG.FTS.B, 21.48%, 11/29/28 . 23 23

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991161574.UG.FTS.B, 26.44%, 11/29/28 . $ 13 $ 13
991170121.UG.FTS.B, 28.48%, 11/29/28 . 53 54
991204954.UG.FTS.B, 28.48%, 11/29/28 . 10 10
991213506.UG.FTS.B, 28.48%, 11/29/28 . 5 5
991250166.UG.FTS.B, 28.48%, 11/29/28 . 26 –
991255142.UG.FTS.B, 28.48%, 11/29/28 . 23 23
991286291.UG.FTS.B, 28.48%, 11/29/28 . 259 25
991341146.UG.FTS.B, 28.48%, 11/29/28 . 18 18
991165433.UG.FTS.B, 29.48%, 11/29/28 . 9 9
991182975.UG.FTS.B, 29.48%, 11/29/28 . 6 6
991229267.UG.FTS.B, 29.48%, 11/29/28 . 6 6
991307878.UG.FTS.B, 29.48%, 11/29/28 . 75 75
991381282.UG.FTS.B, 29.48%, 11/29/28 . 9 9
991163277.UG.FTS.B, 29.49%, 11/29/28 . 5 5
991165167.UG.FTS.B, 29.49%, 11/29/28 . 70 10
991165739.UG.FTS.B, 29.49%, 11/29/28 . 25 –
991168018.UG.FTS.B, 29.49%, 11/29/28 . 82 83
991173753.UG.FTS.B, 29.49%, 11/29/28 . 95 95
991182685.UG.FTS.B, 29.49%, 11/29/28 . 8 8
991188542.UG.FTS.B, 29.49%, 11/29/28 . 12 12
991204590.UG.FTS.B, 29.49%, 11/29/28 . 22 22
991208387.UG.FTS.B, 29.49%, 11/29/28 . 5 5
991208461.UG.FTS.B, 29.49%, 11/29/28 . 17 3
991208712.UG.FTS.B, 29.49%, 11/29/28 . 16 17
991209332.UG.FTS.B, 29.49%, 11/29/28 . 152 25
991215380.UG.FTS.B, 29.49%, 11/29/28 . 20 20
991228271.UG.FTS.B, 29.49%, 11/29/28 . 22 22
991230761.UG.FTS.B, 29.49%, 11/29/28 . 29 29
991243647.UG.FTS.B, 29.49%, 11/29/28 . 7 7
991321382.UG.FTS.B, 29.49%, 11/29/28 . 16 16
991362043.UG.FTS.B, 29.49%, 11/29/28 . 17 17
991378439.UG.FTS.B, 29.49%, 11/29/28 . 21 21
991113309.UG.FTS.B, Zero Cpn, 7/20/32 . – –
900,764
Upstart Network, Inc.
L1410764.UP.FTS.B, 15.3%, 7/09/24 .... 884 888
FW1612116.UP.FTS.B, 7.74%, 8/23/24 ... 1,544 1,533
L1612016.UP.FTS.B, 8.95%, 8/23/24 .... 926 925
FW1611989.UP.FTS.B, 12.35%, 8/23/24 .. 947 947
L1611926.UP.FTS.B, 17.14%, 8/23/24 .... 331 333
L1612011.UP.FTS.B, 17.65%, 8/23/24 .... 727 703
L1612903.UP.FTS.B, 17.72%, 8/23/24 .... 1,663 1,676
L1612795.UP.FTS.B, 19.34%, 8/23/24 .... 2,653 2,679
FW1611869.UP.FTS.B, 19.81%, 8/23/24 .. 666 672
L1612495.UP.FTS.B, 22.7%, 8/23/24 .... 1,043 328
L1612257.UP.FTS.B, 22.94%, 8/23/24 .... 6,984 7,028
FW1606291.UP.FTS.B, 27.01%, 8/23/24 .. 1,449 1,459
FW1604455.UP.FTS.B, 27.65%, 8/23/24 .. 1,830 1,842
FW1611972.UP.FTS.B, 28.72%, 8/23/24 .. 625 44
FW1613240.UP.FTS.B, 28.79%, 8/23/24 .. 693 105
FW1613150.UP.FTS.B, 30.32%, 8/23/24 .. 628 626
FW1611405.UP.FTS.B, 30.92%, 8/23/24 .. 2,660 2,678
FW1612529.UP.FTS.B, 31.07%, 8/23/24 .. 1,258 1,215
FW1612870.UP.FTS.B, 32.37%, 8/23/24 .. 1,899 1,911
FW1618227.UP.FTS.B, 7.62%, 8/24/24 ... 4,807 4,776
L1615041.UP.FTS.B, 7.72%, 8/24/24 .... 1,808 1,795
L1614367.UP.FTS.B, 9.22%, 8/24/24 .... 450 450
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1617167.UP.FTS.B, 9.97%, 8/24/24 .... $ 399 $ 397
L1613537.UP.FTS.B, 10.76%, 8/24/24 .... 2,797 2,792
L1616794.UP.FTS.B, 12.02%, 8/24/24 .... 5,033 4,824
FW1616172.UP.FTS.B, 14.22%, 8/24/24 .. 1,249 1,229
L1614073.UP.FTS.B, 15.77%, 8/24/24 .... 4,452 325
L1618000.UP.FTS.B, 16.11%, 8/24/24 .... 2,010 1,928
L1616524.UP.FTS.B, 16.36%, 8/24/24 .... 1,642 1,642
L1617307.UP.FTS.B, 16.47%, 8/24/24 .... 459 464
FW1618205.UP.FTS.B, 17.17%, 8/24/24 .. 4,302 4,336
FW1612144.UP.FTS.B, 17.97%, 8/24/24 .. 995 1,006
L1616998.UP.FTS.B, 18.36%, 8/24/24 .... 1,289 1,246
FW1616441.UP.FTS.B, 18.68%, 8/24/24 .. 829 837
L1613531.UP.FTS.B, 19.04%, 8/24/24 .... 1,011 1,019
L1614540.UP.FTS.B, 20.1%, 8/24/24 .... 2,212 2,226
L1616206.UP.FTS.B, 20.31%, 8/24/24 .... 852 859
L1616789.UP.FTS.B, 21.29%, 8/24/24 .... 581 585
L1618119.UP.FTS.B, 21.46%, 8/24/24 .... 2,376 2,400
L1613701.UP.FTS.B, 22.48%, 8/24/24 .... 3,130 3,151
L1612815.UP.FTS.B, 22.77%, 8/24/24 .... 1,733 124
L1614621.UP.FTS.B, 22.87%, 8/24/24 .... 3,106 3,137
L1614292.UP.FTS.B, 22.91%, 8/24/24 .... 349 352
FW1616265.UP.FTS.B, 25.8%, 8/24/24 ... 2,340 2,362
FW1615059.UP.FTS.B, 26.12%, 8/24/24 .. 2,283 2,210
FW1613406.UP.FTS.B, 26.85%, 8/24/24 .. 2,978 2,872
FW1617127.UP.FTS.B, 28.63%, 8/24/24 .. 1,102 1,110
FW1617697.UP.FTS.B, 29%, 8/24/24 .... 896 866
FW1617880.UP.FTS.B, 29.1%, 8/24/24 ... 738 743
L1619786.UP.FTS.B, 7.29%, 8/25/24 .... 645 640
L1620409.UP.FTS.B, 9.92%, 8/25/24 .... 616 615
L1609249.UP.FTS.B, 10.93%, 8/25/24 .... 1,556 1,560
L1618433.UP.FTS.B, 12.74%, 8/25/24 .... 4,755 4,757
L1618817.UP.FTS.B, 13.07%, 8/25/24 .... 1,144 1,146
L1618890.UP.FTS.B, 13.2%, 8/25/24 .... 1,106 1,106
L1619755.UP.FTS.B, 13.74%, 8/25/24 .... 1,793 1,794
L1595806.UP.FTS.B, 16.33%, 8/25/24 .... 1,116 1,126
FW1617392.UP.FTS.B, 16.64%, 8/25/24 .. 2,339 692
FW1618611.UP.FTS.B, 19.46%, 8/25/24 .. 1,405 1,421
L1620021.UP.FTS.B, 20.47%, 8/25/24 .... 683 689
L1617738.UP.FTS.B, 20.93%, 8/25/24 .... 2,846 2,866
L1620934.UP.FTS.B, 22.56%, 8/25/24 .... 1,322 1,332
L1618207.UP.FTS.B, 22.64%, 8/25/24 .... 1,393 1,403
FW1620098.UP.FTS.B, 26.52%, 8/25/24 .. 1,162 1,171
FW1618720.UP.FTS.B, 30.08%, 8/25/24 .. 2,679 2,699
L1612835.UP.FTS.B, 11.9%, 8/26/24 ..... 1,258 1,257
L1705462.UP.FTS.B, 6%, 9/13/24 ....... 8,858 8,925
L1706751.UP.FTS.B, 6.12%, 9/13/24 .... 3,152 3,129
L1707041.UP.FTS.B, 6.68%, 9/13/24 .... 8,827 8,763
L1693379.UP.FTS.B, 10.32%, 9/13/24 .... 1,840 1,127
L1706753.UP.FTS.B, 13.61%, 9/13/24 .... 2,621 2,620
L1706804.UP.FTS.B, 14.15%, 9/13/24 .... 5,208 5,229
FW1703114.UP.FTS.B, 14.49%, 9/13/24 .. 1,233 1,242
L1706939.UP.FTS.B, 15.26%, 9/13/24 .... 631 634
L1706922.UP.FTS.B, 15.62%, 9/13/24 .... 14,240 14,345
L1704236.UP.FTS.B, 15.99%, 9/13/24 .... 3,189 3,212
L1702670.UP.FTS.B, 17.62%, 9/13/24 .... 922 926
FW1704884.UP.FTS.B, 18%, 9/13/24 .... 474 475
FW1706133.UP.FTS.B, 18.48%, 9/13/24 .. 1,874 1,880
L1704877.UP.FTS.B, 19.78%, 9/13/24 .... 1,837 262

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1706370.UP.FTS.B, 22.24%, 9/13/24 .... $ 1,133 $ 1,139
L1706636.UP.FTS.B, 22.54%, 9/13/24 .... 1,729 1,717
FW1690887.UP.FTS.B, 23.14%, 9/13/24 .. 1,525 1,528
L1705591.UP.FTS.B, 23.35%, 9/13/24 .... 2,018 2,021
FW1704787.UP.FTS.B, 26.17%, 9/13/24 .. 1,412 1,407
FW1706468.UP.FTS.B, 26.54%, 9/13/24 .. 617 411
FW1706959.UP.FTS.B, 28.41%, 9/13/24 .. 796 800
FW1704857.UP.FTS.B, 28.91%, 9/13/24 .. 1,513 1,513
L1705350.UP.FTS.B, 7.7%, 9/26/24 ..... 1,441 1,435
L1880417.UP.FTS.B, 5.63%, 10/19/24 .... 953 945
L1877544.UP.FTS.B, 9.08%, 10/19/24 .... 382 381
L1828554.UP.FTS.B, 9.21%, 10/19/24 .... 546 545
L1880929.UP.FTS.B, 9.86%, 10/19/24 .... 1,832 1,829
L1877810.UP.FTS.B, 10.5%, 10/19/24 .... 812 809
FW1880015.UP.FTS.B, 10.71%, 10/19/24 . 6,281 6,270
FW1880412.UP.FTS.B, 11.4%, 10/19/24 .. 3,718 3,711
FW1881446.UP.FTS.B, 11.54%, 10/19/24 . 372 371
L1879230.UP.FTS.B, 12.91%, 10/19/24 ... 2,413 2,409
L1879927.UP.FTS.B, 13.42%, 10/19/24 ... 2,083 2,094
L1881269.UP.FTS.B, 13.94%, 10/19/24 ... 1,001 966
L1878015.UP.FTS.B, 14.68%, 10/19/24 ... 383 386
FW1878235.UP.FTS.B, 16.59%, 10/19/24 . 389 393
L1876177.UP.FTS.B, 16.95%, 10/19/24 ... 391 394
FW1880539.UP.FTS.B, 18.7%, 10/19/24 .. 1,390 1,397
L1879219.UP.FTS.B, 18.95%, 10/19/24 ... 1,780 1,790
L1877157.UP.FTS.B, 19.36%, 10/19/24 ... 2,360 2,270
FW1877508.UP.FTS.B, 20.09%, 10/19/24 . 2,207 2,120
FW1880944.UP.FTS.B, 20.45%, 10/19/24 . 1,251 1,245
FW1876805.UP.FTS.B, 20.67%, 10/19/24 . 393 396
L1880362.UP.FTS.B, 23.34%, 10/19/24 ... 405 407
FW1877656.UP.FTS.B, 23.66%, 10/19/24 . 764 765
FW1877532.UP.FTS.B, 24.41%, 10/19/24 . 1,264 1,271
FW1881583.UP.FTS.B, 25.39%, 10/19/24 . 2,098 2,111
FW1879233.UP.FTS.B, 26.7%, 10/19/24 .. 424 427
FW1880823.UP.FTS.B, 27.61%, 10/19/24 . 1,496 1,500
FW1873483.UP.FTS.B, 27.95%, 10/19/24 . 600 604
FW1881404.UP.FTS.B, 28.73%, 10/19/24 . 1,509 1,518
FW1875773.UP.FTS.B, 28.85%, 10/19/24 . 2,892 2,907
FW1877809.UP.FTS.B, 28.9%, 10/19/24 .. 2,115 2,129
FW1877220.UP.FTS.B, 29.16%, 10/19/24 . 693 695
L1877399.UP.FTS.B, 18.99%, 10/28/24 ... 400 402
L1843265.UP.FTS.B, 9.92%, 11/01/24 .... 4,764 4,754
L1876918.UP.FTS.B, 23.43%, 11/01/24 ... 626 626
FW1991266.UP.FTS.B, 5.75%, 11/08/24 .. 2,290 2,271
L1996492.UP.FTS.B, 5.82%, 11/08/24 .... 953 946
L1994177.UP.FTS.B, 6.01%, 11/08/24 .... 3,055 3,031
FW1997734.UP.FTS.B, 6.36%, 11/08/24 .. 3,172 3,147
L1995781.UP.FTS.B, 7.12%, 11/08/24 .... 6,661 6,595
L1991938.UP.FTS.B, 7.13%, 11/08/24 .... 3,715 3,686
L1997129.UP.FTS.B, 7.49%, 11/08/24 .... 2,710 2,701
FW1989730.UP.FTS.B, 9.3%, 11/08/24 ... 5,900 5,881
L1989289.UP.FTS.B, 9.6%, 11/08/24 ..... 1,425 1,419
FW1988815.UP.FTS.B, 10.61%, 11/08/24 . 597 595
L1990488.UP.FTS.B, 10.69%, 11/08/24 ... 5,554 5,541
L1990483.UP.FTS.B, 10.71%, 11/08/24 ... 396 395
L1989128.UP.FTS.B, 11.31%, 11/08/24 ... 1,001 998
L1997576.UP.FTS.B, 11.59%, 11/08/24 ... 401 400
L1991664.UP.FTS.B, 13.31%, 11/08/24 ... 3,530 260
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1998240.UP.FTS.B, 14.07%, 11/08/24 ... $ 7,379 $ 7,415
L1991934.UP.FTS.B, 14.49%, 11/08/24 ... 1,852 1,848
FW1989018.UP.FTS.B, 14.66%, 11/08/24 . 3,708 3,726
FW1999553.UP.FTS.B, 14.97%, 11/08/24 . 417 415
L1990825.UP.FTS.B, 15.23%, 11/08/24 ... 1,657 1,665
FW1991866.UP.FTS.B, 15.28%, 11/08/24 . 3,108 3,123
L1989094.UP.FTS.B, 15.37%, 11/08/24 ... 497 500
L1992799.UP.FTS.B, 15.97%, 11/08/24 ... 2,083 2,093
FW1997339.UP.FTS.B, 15.98%, 11/08/24 . 219 216
L1994442.UP.FTS.B, 16.18%, 11/08/24 ... 835 839
L1969331.UP.FTS.B, 16.28%, 11/08/24 ... 418 420
L1991018.UP.FTS.B, 17.05%, 11/08/24 ... 1,051 1,056
L1987185.UP.FTS.B, 17.72%, 11/08/24 ... 734 731
FW1991976.UP.FTS.B, 18.69%, 11/08/24 . 1,790 1,798
L1998424.UP.FTS.B, 19%, 11/08/24 ..... 2,178 2,189
FW1998538.UP.FTS.B, 20.31%, 11/08/24 . 2,120 2,121
L1991260.UP.FTS.B, 20.4%, 11/08/24 .... 6,623 6,606
L1999186.UP.FTS.B, 20.9%, 11/08/24 .... 1,510 1,511
L1993163.UP.FTS.B, 22.06%, 11/08/24 ... 1,720 1,721
L1990534.UP.FTS.B, 22.07%, 11/08/24 ... 4,407 4,397
FW1989573.UP.FTS.B, 22.36%, 11/08/24 . 659 659
L1994045.UP.FTS.B, 22.76%, 11/08/24 ... 1,190 1,191
FW1991109.UP.FTS.B, 23.32%, 11/08/24 . 3,060 222
L1992601.UP.FTS.B, 23.37%, 11/08/24 ... 498 496
L1995328.UP.FTS.B, 23.72%, 11/08/24 ... 2,224 2,219
FW1998906.UP.FTS.B, 25.05%, 11/08/24 . 1,545 1,539
FW1990565.UP.FTS.B, 26.42%, 11/08/24 . 1,223 1,225
FW1999321.UP.FTS.B, 26.61%, 11/08/24 . 2,178 1,348
FW1993106.UP.FTS.B, 27.22%, 11/08/24 . 1,775 258
FW1990425.UP.FTS.B, 27.28%, 11/08/24 . 2,268 2,270
FW1998626.UP.FTS.B, 27.42%, 11/08/24 . 1,887 135
FW1997204.UP.FTS.B, 28.06%, 11/08/24 . 2,261 2,262
FW1999593.UP.FTS.B, 28.28%, 11/08/24 . 929 928
FW1999260.UP.FTS.B, 28.83%, 11/08/24 . 4,710 4,703
FW1984213.UP.FTS.B, 18.47%, 11/15/24 . 1,280 1,286
L1990206.UP.FTS.B, 19.65%, 11/15/24 ... 1,527 1,496
L1993658.UP.FTS.B, 16.43%, 11/16/24 ... 3,495 3,496
L2074995.UP.FTS.B, 6.25%, 11/18/24 .... 1,814 1,800
L2075196.UP.FTS.B, 6.5%, 11/18/24 ..... 576 571
L2071075.UP.FTS.B, 6.65%, 11/18/24 .... 3,505 3,478
L2067255.UP.FTS.B, 7.27%, 11/18/24 .... 5,024 5,007
L2074894.UP.FTS.B, 7.38%, 11/18/24 .... 5,027 4,991
FW2060208.UP.FTS.B, 8.38%, 11/18/24 .. 1,573 1,565
L2074717.UP.FTS.B, 9.11%, 11/18/24 .... 3,142 3,135
L2071958.UP.FTS.B, 10.19%, 11/18/24 ... 1,784 1,780
L2042230.UP.FTS.B, 10.36%, 11/18/24 ... 477 476
L2069761.UP.FTS.B, 11.37%, 11/18/24 ... 539 538
L2073296.UP.FTS.B, 11.88%, 11/18/24 ... 3,701 3,700
L2074825.UP.FTS.B, 11.88%, 11/18/24 ... 724 724
L2069517.UP.FTS.B, 12.06%, 11/18/24 ... 4,032 4,024
L2071334.UP.FTS.B, 13.96%, 11/18/24 ... 1,737 126
L2074624.UP.FTS.B, 14.71%, 11/18/24 ... 1,237 1,246
L2071744.UP.FTS.B, 15.58%, 11/18/24 ... 4,764 691
L2071211.UP.FTS.B, 15.75%, 11/18/24 ... 2,609 745
L2070735.UP.FTS.B, 15.91%, 11/18/24 ... 4,579 4,615
L2070764.UP.FTS.B, 16.31%, 11/18/24 ... 1,046 1,051
L2070361.UP.FTS.B, 16.86%, 11/18/24 ... 3,358 3,385
L2043746.UP.FTS.B, 18%, 11/18/24 ..... 2,542 2,562

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2075163.UP.FTS.B, 19.13%, 11/18/24 ... $ 2,348 $ 2,367
L2070689.UP.FTS.B, 19.39%, 11/18/24 ... 4,287 4,321
L2072986.UP.FTS.B, 19.5%, 11/18/24 .... 3,985 4,006
L2074866.UP.FTS.B, 20.36%, 11/18/24 ... 470 470
FW2070210.UP.FTS.B, 21.14%, 11/18/24 . 6,520 6,553
L2069989.UP.FTS.B, 21.94%, 11/18/24 ... 3,718 3,736
FW2074575.UP.FTS.B, 21.98%, 11/18/24 . 2,188 2,199
L2075360.UP.FTS.B, 22.53%, 11/18/24 ... 439 443
L2075201.UP.FTS.B, 22.55%, 11/18/24 ... 1,505 1,516
L2071339.UP.FTS.B, 23.22%, 11/18/24 ... 4,330 4,352
L2074321.UP.FTS.B, 23.4%, 11/18/24 .... 286 284
FW2074738.UP.FTS.B, 25.07%, 11/18/24 . 1,797 1,800
FW2072771.UP.FTS.B, 26.31%, 11/18/24 . 451 453
FW2073544.UP.FTS.B, 26.86%, 11/18/24 . 909 914
FW2074174.UP.FTS.B, 27.6%, 11/18/24 .. 550 551
FW2074893.UP.FTS.B, 28.12%, 11/18/24 . 596 600
FW2074718.UP.FTS.B, 28.91%, 11/18/24 . 738 709
FW2074605.UP.FTS.B, 29%, 11/18/24 ... 1,932 1,938
L1989270.UP.FTS.B, 6.75%, 11/23/24 .... 2,506 2,486
L2215514.UP.FTS.B, 6.51%, 12/09/24 .... 2,844 2,819
L2218454.UP.FTS.B, 6.62%, 12/09/24 .... 1,320 1,310
L2218367.UP.FTS.B, 9.23%, 12/09/24 .... 422 420
FW2216772.UP.FTS.B, 10.45%, 12/09/24 . 1,070 1,065
L2215668.UP.FTS.B, 11.82%, 12/09/24 ... 6,279 459
L2218473.UP.FTS.B, 11.83%, 12/09/24 ... 4,517 330
L2218057.UP.FTS.B, 12.68%, 12/09/24 ... 1,911 1,906
L2214428.UP.FTS.B, 14.33%, 12/09/24 ... 1,613 1,617
L2216051.UP.FTS.B, 16.31%, 12/09/24 ... 3,518 256
L2216899.UP.FTS.B, 16.51%, 12/09/24 ... 1,861 136
FW2215617.UP.FTS.B, 17.98%, 12/09/24 . 1,347 1,353
L2217273.UP.FTS.B, 18.07%, 12/09/24 ... 918 920
FW2217838.UP.FTS.B, 18.43%, 12/09/24 . 8,447 8,469
L2216494.UP.FTS.B, 18.54%, 12/09/24 ... 6,604 6,615
L2215156.UP.FTS.B, 18.88%, 12/09/24 ... 3,516 2,131
L2215879.UP.FTS.B, 21.14%, 12/09/24 ... 1,901 1,896
L2214773.UP.FTS.B, 21.94%, 12/09/24 ... 1,543 1,544
L2214203.UP.FTS.B, 22.16%, 12/09/24 ... 3,746 3,747
L2215694.UP.FTS.B, 22.23%, 12/09/24 ... 2,810 2,812
L2217794.UP.FTS.B, 22.85%, 12/09/24 ... 941 946
L2217826.UP.FTS.B, 23.12%, 12/09/24 ... 1,887 1,888
L2217187.UP.FTS.B, 23.26%, 12/09/24 ... 2,129 153
FW2194665.UP.FTS.B, 23.32%, 12/09/24 . 564 564
L1410939.UP.FTS.B, 23.67%, 12/09/24 ... 1,730 1,731
FW2214522.UP.FTS.B, 26.52%, 12/09/24 . 2,997 2,992
L2219730.UP.FTS.B, 6.81%, 12/10/24 .... 4,132 4,097
L2221277.UP.FTS.B, 9.11%, 12/10/24 .... 4,215 4,201
L2220268.UP.FTS.B, 10.33%, 12/10/24 ... 2,129 2,122
L2220173.UP.FTS.B, 10.59%, 12/10/24 ... 843 840
L2220491.UP.FTS.B, 10.62%, 12/10/24 ... 427 425
L2221024.UP.FTS.B, 11.5%, 12/10/24 .... 1,849 1,845
FW2221592.UP.FTS.B, 12.68%, 12/10/24 . 1,977 1,970
FW2219110.UP.FTS.B, 14.72%, 12/10/24 . 3,312 3,305
FW2219902.UP.FTS.B, 15.07%, 12/10/24 . 6,642 6,674
L2219054.UP.FTS.B, 16.23%, 12/10/24 ... 2,460 2,464
FW2220767.UP.FTS.B, 16.93%, 12/10/24 . 1,573 1,581
L2219716.UP.FTS.B, 17.42%, 12/10/24 ... 2,669 2,681
L2222176.UP.FTS.B, 17.82%, 12/10/24 ... 1,358 1,365
FW2219362.UP.FTS.B, 18.87%, 12/10/24 . 2,054 2,064
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2221644.UP.FTS.B, 19.1%, 12/10/24 .... $ 2,286 $ 2,298
L2220530.UP.FTS.B, 19.78%, 12/10/24 ... 1,383 1,380
L2222285.UP.FTS.B, 19.82%, 12/10/24 ... 417 418
L2222110.UP.FTS.B, 20.56%, 12/10/24 ... 1,772 127
L2219790.UP.FTS.B, 20.59%, 12/10/24 ... 2,314 2,319
L2221774.UP.FTS.B, 21.93%, 12/10/24 ... 4,784 2,932
FW2219561.UP.FTS.B, 22.18%, 12/10/24 . 1,171 1,177
L2221302.UP.FTS.B, 22.2%, 12/10/24 .... 3,871 1,120
L2219861.UP.FTS.B, 23.85%, 12/10/24 ... 2,655 2,658
L2219041.UP.FTS.B, 24.61%, 12/10/24 ... 4,449 4,443
FW2221624.UP.FTS.B, 24.89%, 12/10/24 . 198 195
FW2215089.UP.FTS.B, 25.18%, 12/10/24 . 7,185 7,192
FW2221043.UP.FTS.B, 26.33%, 12/10/24 . 2,923 2,916
L2211402.UP.FTS.B, 18.17%, 12/22/24 ... 1,701 56
L2220175.UP.FTS.B, 12.44%, 12/25/24 ... 1,742 1,739
L1612705.UP.FTS.B, 21.91%, 1/23/25 .... 2,405 2,403
FW1611995.UP.FTS.B, 26.04%, 1/23/25 .. 3,067 3,075
FW1611967.UP.FTS.B, 27.5%, 1/23/25 ... 3,388 527
FW1618121.UP.FTS.B, 27.49%, 1/24/25 .. 4,296 4,316
FW1615843.UP.FTS.B, 29.08%, 1/24/25 .. 649 621
L1621220.UP.FTS.B, 21.82%, 1/25/25 .... 1,434 1,437
FW1619402.UP.FTS.B, 29.13%, 1/25/25 .. 1,245 1,253
L1706082.UP.FTS.B, 23.36%, 2/13/25 .... 2,589 2,574
L1876344.UP.FTS.B, 21.57%, 3/19/25 .... 1,691 1,681
L1878043.UP.FTS.B, 23%, 4/02/25 ...... 22,800 22,698
L1996950.UP.FTS.B, 14.91%, 4/08/25 .... 2,626 2,607
FW1988077.UP.FTS.B, 17.51%, 4/08/25 .. 1,566 1,556
L1995937.UP.FTS.B, 19.73%, 4/08/25 .... 8,543 5,033
FW1996652.UP.FTS.B, 20.84%, 4/08/25 .. 798 795
L1989183.UP.FTS.B, 20.95%, 4/08/25 .... 7,516 7,482
L1992850.UP.FTS.B, 21.32%, 4/08/25 .... 6,014 1,681
FW1999367.UP.FTS.B, 26.01%, 4/08/25 .. 1,427 102
L1992210.UP.FTS.B, 21.73%, 4/16/25 .... 1,525 1,527
L2074442.UP.FTS.B, 9.61%, 4/18/25 .... 2,000 1,987
L2072070.UP.FTS.B, 14.5%, 4/18/25 .... 1,896 1,896
L2071251.UP.FTS.B, 17.57%, 4/18/25 .... 525 525
L1959123.UP.FTS.B, 23.14%, 4/18/25 .... 2,514 2,516
FW2071617.UP.FTS.B, 24.28%, 4/18/25 .. 5,723 5,700
L2218347.UP.FTS.B, 8.96%, 5/09/25 .... 3,653 267
L2215847.UP.FTS.B, 15.81%, 5/09/25 .... 8,506 1,198
L2215619.UP.FTS.B, 17.97%, 5/09/25 .... 1,323 372
FW2216954.UP.FTS.B, 19.2%, 5/09/25 ... 3,529 3,507
FW2214394.UP.FTS.B, 19.36%, 5/09/25 .. 666 48
L2215113.UP.FTS.B, 19.57%, 5/09/25 .... 2,656 2,647
L2214186.UP.FTS.B, 22.58%, 5/09/25 .... 1,904 1,879
L2218938.UP.FTS.B, 7.83%, 5/10/25 .... 3,891 3,859
L2220009.UP.FTS.B, 18.38%, 5/10/25 .... 1,651 234
FW2220220.UP.FTS.B, 21.76%, 5/10/25 .. 2,123 2,105
FW2221895.UP.FTS.B, 22.51%, 5/10/25 .. 4,006 589
FW2219263.UP.FTS.B, 25.61%, 5/10/25 .. 4,649 685
FW2220132.UP.FTS.B, 25.62%, 5/10/25 .. 2,459 175
FW2214152.UP.FTS.B, 19.21%, 5/24/25 .. 2,284 64
FW2220602.UP.FTS.B, 22.35%, 5/25/25 .. 3,166 3,136
FW1613175.UP.FTS.B, 24.35%, 6/23/25 .. 3,220 232
FW1601279.UP.FTS.B, 28.41%, 6/25/25 .. 1,195 351
L1701616.UP.FTS.B, 19.62%, 7/13/25 .... 1,032 1,029
L1707019.UP.FTS.B, 22.94%, 7/28/25 .... 5,538 5,515
L2000015.UP.FTS.B, 20.73%, 9/08/25 .... 616 168

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1994247.UP.FTS.B, 23.34%, 9/08/25 .... $ 1,071 $ 668
L1410769.UP.FTS.B, 17.3%, 7/09/26 .... 2,992 2,982
L1410682.UP.FTS.B, 18.43%, 7/09/26 .... 5,981 5,960
L1410871.UP.FTS.B, 19.36%, 7/09/26 .... 2,662 2,652
L1406959.UP.FTS.B, 19.7%, 7/09/26 .... 1,752 1,746
L1410905.UP.FTS.B, 21.33%, 7/09/26 .... 4,232 305
L1410134.UP.FTS.B, 22.14%, 7/09/26 .... 4,071 1,151
FW1410806.UP.FTS.B, 26.55%, 7/09/26 .. 1,665 59
FW1410862.UP.FTS.B, 30.65%, 7/09/26 .. 1,524 1,533
L1612245.UP.FTS.B, 7.13%, 8/23/26 .... 2,920 2,900
L1612759.UP.FTS.B, 7.7%, 8/23/26 ..... 3,373 3,352
L1613031.UP.FTS.B, 10.95%, 8/23/26 .... 11,672 11,615
L1613160.UP.FTS.B, 11.35%, 8/23/26 .... 19,615 18,533
L1612342.UP.FTS.B, 11.46%, 8/23/26 .... 31,770 31,622
L1612983.UP.FTS.B, 11.8%, 8/23/26 ..... 34,057 4,795
L1612198.UP.FTS.B, 11.94%, 8/23/26 .... 8,243 8,212
L1606587.UP.FTS.B, 14.39%, 8/23/26 .... 32,556 32,442
L1612751.UP.FTS.B, 14.6%, 8/23/26 .... 9,802 9,778
L1612460.UP.FTS.B, 14.95%, 8/23/26 .... 10,290 2,776
L1611811.UP.FTS.B, 15.17%, 8/23/26 .... 13,458 12,771
FW1611006.UP.FTS.B, 15.64%, 8/23/26 .. 13,765 13,712
L1611958.UP.FTS.B, 16.45%, 8/23/26 .... 8,184 319
L1613087.UP.FTS.B, 17.25%, 8/23/26 .... 5,342 5,344
L1613097.UP.FTS.B, 17.66%, 8/23/26 .... 212 209
L1613141.UP.FTS.B, 18.36%, 8/23/26 .... 4,049 4,042
L1612462.UP.FTS.B, 18.65%, 8/23/26 .... 6,619 6,615
L1611722.UP.FTS.B, 19.13%, 8/23/26 .... 5,431 5,422
FW1613143.UP.FTS.B, 19.39%, 8/23/26 .. 13,604 13,581
L1612696.UP.FTS.B, 19.76%, 8/23/26 .... 7,506 7,568
L1611808.UP.FTS.B, 20.24%, 8/23/26 .... 6,848 6,905
FW1613287.UP.FTS.B, 21.05%, 8/23/26 .. 2,056 2,077
L1611961.UP.FTS.B, 21.45%, 8/23/26 .... 3,803 3,835
L1611980.UP.FTS.B, 21.62%, 8/23/26 .... 2,943 450
L1612389.UP.FTS.B, 21.85%, 8/23/26 .... 4,411 4,412
FW1612398.UP.FTS.B, 22.84%, 8/23/26 .. 7,580 201
FW1613265.UP.FTS.B, 23.28%, 8/23/26 .. 4,208 4,243
L1612902.UP.FTS.B, 24.91%, 8/23/26 .... 10,483 10,586
L1605896.UP.FTS.B, 25.03%, 8/23/26 .... 22,020 21,180
L1612867.UP.FTS.B, 25.04%, 8/23/26 .... 1,279 1,290
L1611991.UP.FTS.B, 25.15%, 8/23/26 .... 1,038 297
L1613022.UP.FTS.B, 25.17%, 8/23/26 .... 4,681 184
L1612115.UP.FTS.B, 25.2%, 8/23/26 ..... 854 861
L1612430.UP.FTS.B, 25.3%, 8/23/26 .... 783 789
L1610778.UP.FTS.B, 25.4%, 8/23/26 .... 2,998 3,026
L1612475.UP.FTS.B, 25.7%, 8/23/26 .... 974 983
L1613041.UP.FTS.B, 26.53%, 8/23/26 .... 4,259 4,290
FW1612416.UP.FTS.B, 27.52%, 8/23/26 .. 7,140 7,210
FW1613053.UP.FTS.B, 30.42%, 8/23/26 .. 462 459
FW1612948.UP.FTS.B, 30.7%, 8/23/26 ... 7,390 7,452
FW1598463.UP.FTS.B, 30.71%, 8/23/26 .. 11,082 11,175
FW1612884.UP.FTS.B, 30.9%, 8/23/26 ... 2,254 2,211
FW1610809.UP.FTS.B, 31.14%, 8/23/26 .. 2,179 –
FW1614135.UP.FTS.B, 6%, 8/24/26 ..... 10,983 11,157
L1613929.UP.FTS.B, 6.38%, 8/24/26 .... 9,081 9,019
L1613779.UP.FTS.B, 8.38%, 8/24/26 .... 8,647 8,595
L1614080.UP.FTS.B, 9.53%, 8/24/26 .... 1,865 1,855
L1613335.UP.FTS.B, 10.66%, 8/24/26 .... 946 941
L1615613.UP.FTS.B, 11.71%, 8/24/26 .... 4,076 4,062
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1614345.UP.FTS.B, 12.28%, 8/24/26 .... $ 2,547 $ 2,538
L1617085.UP.FTS.B, 12.5%, 8/24/26 .... 8,151 8,120
L1613877.UP.FTS.B, 13.09%, 8/24/26 .... 9,672 9,639
L1613838.UP.FTS.B, 13.27%, 8/24/26 .... 643 640
L1615725.UP.FTS.B, 13.27%, 8/24/26 .... 3,590 3,393
L1617795.UP.FTS.B, 13.57%, 8/24/26 .... 16,191 16,119
L1614941.UP.FTS.B, 13.72%, 8/24/26 .... 6,245 6,220
L1616432.UP.FTS.B, 13.96%, 8/24/26 .... 12,727 600
FW1614076.UP.FTS.B, 14.66%, 8/24/26 .. 6,503 6,480
L1617268.UP.FTS.B, 15.74%, 8/24/26 .... 1,650 1,643
L1617016.UP.FTS.B, 15.82%, 8/24/26 .... 11,490 11,465
L1616977.UP.FTS.B, 16.49%, 8/24/26 .... 1,876 1,872
L1617004.UP.FTS.B, 16.62%, 8/24/26 .... 3,989 3,981
L1613683.UP.FTS.B, 16.65%, 8/24/26 .... 4,271 4,267
FW1613769.UP.FTS.B, 16.69%, 8/24/26 .. 3,316 3,318
L1614266.UP.FTS.B, 16.7%, 8/24/26 .... 2,156 586
L1616581.UP.FTS.B, 16.94%, 8/24/26 .... 1,986 1,985
L1614751.UP.FTS.B, 17.63%, 8/24/26 .... 10,017 10,023
L1618185.UP.FTS.B, 18.18%, 8/24/26 .... 8,082 8,078
L1614375.UP.FTS.B, 18.88%, 8/24/26 .... 5,419 5,412
L1616929.UP.FTS.B, 19.05%, 8/24/26 .... 6,784 6,774
L1613574.UP.FTS.B, 19.14%, 8/24/26 .... 2,036 2,038
L1617202.UP.FTS.B, 19.24%, 8/24/26 .... 2,038 2,034
L1618259.UP.FTS.B, 19.27%, 8/24/26 .... 5,437 5,484
L1613957.UP.FTS.B, 19.33%, 8/24/26 .... 7,803 2,184
L1617047.UP.FTS.B, 19.37%, 8/24/26 .... 1,293 1,286
L1616477.UP.FTS.B, 19.45%, 8/24/26 .... 4,083 4,077
L1614886.UP.FTS.B, 19.82%, 8/24/26 .... 7,644 7,641
L1617537.UP.FTS.B, 20.26%, 8/24/26 .... 2,534 2,531
L1600527.UP.FTS.B, 20.35%, 8/24/26 .... 6,747 6,420
L1613477.UP.FTS.B, 20.77%, 8/24/26 .... 2,918 822
L1613128.UP.FTS.B, 21.09%, 8/24/26 .... 34,481 34,434
L1614925.UP.FTS.B, 21.15%, 8/24/26 .... 641 646
FW1617037.UP.FTS.B, 21.16%, 8/24/26 .. 7,122 6,854
L1617008.UP.FTS.B, 21.28%, 8/24/26 .... 2,211 2,230
FW1617548.UP.FTS.B, 21.5%, 8/24/26 ... 3,320 3,349
L1615113.UP.FTS.B, 21.5%, 8/24/26 ..... 2,312 2,265
FW1616680.UP.FTS.B, 21.59%, 8/24/26 .. 8,306 8,294
FW1615331.UP.FTS.B, 21.76%, 8/24/26 .. 17,496 16,854
L1615740.UP.FTS.B, 22.58%, 8/24/26 .... 2,790 2,814
L1617797.UP.FTS.B, 22.65%, 8/24/26 .... 24,429 3,726
L1614645.UP.FTS.B, 22.79%, 8/24/26 .... 2,236 2,255
L1613261.UP.FTS.B, 22.8%, 8/24/26 .... 2,376 2,397
L1617314.UP.FTS.B, 23.08%, 8/24/26 .... 1,732 1,751
FW1614723.UP.FTS.B, 23.32%, 8/24/26 .. 10,520 10,611
FW1614111.UP.FTS.B, 23.36%, 8/24/26 .. 8,418 8,511
L1617338.UP.FTS.B, 23.46%, 8/24/26 .... 1,756 1,771
L1617363.UP.FTS.B, 23.46%, 8/24/26 .... 5,543 5,538
FW1616273.UP.FTS.B, 23.5%, 8/24/26 ... 678 684
L1615756.UP.FTS.B, 23.61%, 8/24/26 .... 7,030 7,091
L1615616.UP.FTS.B, 23.96%, 8/24/26 .... 2,340 2,321
L1616072.UP.FTS.B, 24%, 8/24/26 ...... 4,292 4,326
L1614191.UP.FTS.B, 24.4%, 8/24/26 .... 3,211 228
L1599086.UP.FTS.B, 24.44%, 8/24/26 .... 5,595 5,653
FW1613731.UP.FTS.B, 24.96%, 8/24/26 .. 13,487 13,605
FW1615802.UP.FTS.B, 24.99%, 8/24/26 .. 2,402 703
L1617884.UP.FTS.B, 24.99%, 8/24/26 .... 852 861
FW1616803.UP.FTS.B, 25.11%, 8/24/26 .. 3,626 3,486

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1617253.UP.FTS.B, 25.15%, 8/24/26 .... $ 9,953 $ 10,039
FW1591289.UP.FTS.B, 25.18%, 8/24/26 .. 2,418 2,439
L1613599.UP.FTS.B, 25.21%, 8/24/26 .... 1,779 1,794
L1613633.UP.FTS.B, 25.23%, 8/24/26 .... 5,570 1,586
L1616132.UP.FTS.B, 25.25%, 8/24/26 .... 854 861
L1614745.UP.FTS.B, 25.32%, 8/24/26 .... 5,595 396
L1614834.UP.FTS.B, 25.32%, 8/24/26 .... 4,170 4,215
L1614231.UP.FTS.B, 25.4%, 8/24/26 .... 1,353 1,365
L1613168.UP.FTS.B, 25.62%, 8/24/26 .... 5,262 5,060
FW1618114.UP.FTS.B, 25.78%, 8/24/26 .. 2,286 2,306
L1615232.UP.FTS.B, 25.93%, 8/24/26 .... 3,074 3,101
FW1614557.UP.FTS.B, 26.33%, 8/24/26 .. 8,980 8,631
FW1615022.UP.FTS.B, 26.47%, 8/24/26 .. 4,307 4,344
L1617509.UP.FTS.B, 26.53%, 8/24/26 .... 4,530 1,325
FW1616218.UP.FTS.B, 26.77%, 8/24/26 .. 897 888
FW1616600.UP.FTS.B, 27.4%, 8/24/26 ... 5,330 5,384
FW1617924.UP.FTS.B, 27.4%, 8/24/26 ... 5,780 5,830
FW1617995.UP.FTS.B, 27.41%, 8/24/26 .. 4,154 4,198
FW1614841.UP.FTS.B, 27.56%, 8/24/26 .. 2,097 2,116
FW1613690.UP.FTS.B, 28.43%, 8/24/26 .. 3,618 3,656
FW1617241.UP.FTS.B, 28.98%, 8/24/26 .. 3,852 589
FW1613956.UP.FTS.B, 28.99%, 8/24/26 .. 1,693 116
FW1618115.UP.FTS.B, 29.51%, 8/24/26 .. 8,968 8,614
FW1614066.UP.FTS.B, 29.58%, 8/24/26 .. 4,032 4,071
FW1617403.UP.FTS.B, 29.66%, 8/24/26 .. 5,595 5,640
FW1617836.UP.FTS.B, 29.73%, 8/24/26 .. 2,938 2,963
FW1614632.UP.FTS.B, 29.76%, 8/24/26 .. 1,060 1,066
FW1614078.UP.FTS.B, 30.3%, 8/24/26 ... 1,427 1,372
FW1613869.UP.FTS.B, 30.42%, 8/24/26 .. 959 967
FW1615250.UP.FTS.B, 30.57%, 8/24/26 .. 1,382 1,392
FW1615073.UP.FTS.B, 30.97%, 8/24/26 .. 2,222 2,241
FW1612909.UP.FTS.B, 31.01%, 8/24/26 .. 896 903
FW1617590.UP.FTS.B, 31.04%, 8/24/26 .. 1,853 1,869
FW1617796.UP.FTS.B, 31.5%, 8/24/26 ... 2,600 2,622
FW1614110.UP.FTS.B, 32.03%, 8/24/26 .. 3,047 3,072
FW1616102.UP.FTS.B, 32.95%, 8/24/26 .. 3,451 3,481
L1621070.UP.FTS.B, 8.8%, 8/25/26 ..... 18,593 18,500
L1619126.UP.FTS.B, 9.43%, 8/25/26 .... 6,236 6,201
L1618202.UP.FTS.B, 10.07%, 8/25/26 .... 3,136 3,126
L1619565.UP.FTS.B, 11.35%, 8/25/26 .... 5,142 5,121
L1619757.UP.FTS.B, 12.57%, 8/25/26 .... 5,131 5,116
L1617914.UP.FTS.B, 12.61%, 8/25/26 .... 3,216 3,203
L1572047.UP.FTS.B, 12.99%, 8/25/26 .... 4,036 4,021
L1620282.UP.FTS.B, 13.89%, 8/25/26 .... 7,689 7,664
L1620912.UP.FTS.B, 14.91%, 8/25/26 .... 3,276 3,264
L1620125.UP.FTS.B, 15.38%, 8/25/26 .... 658 657
FW1619311.UP.FTS.B, 16.02%, 8/25/26 .. 4,250 626
L1619826.UP.FTS.B, 16.95%, 8/25/26 .... 10,369 10,374
FW1619065.UP.FTS.B, 16.98%, 8/25/26 .. 16,674 16,652
L1619610.UP.FTS.B, 17.18%, 8/25/26 .... 3,317 3,321
L1620043.UP.FTS.B, 17.72%, 8/25/26 .... 2,098 2,092
FW1618685.UP.FTS.B, 19.7%, 8/25/26 ... 6,505 6,485
L1619055.UP.FTS.B, 19.81%, 8/25/26 .... 2,048 2,068
FW1618558.UP.FTS.B, 20.33%, 8/25/26 .. 3,912 3,906
L1618902.UP.FTS.B, 21.03%, 8/25/26 .... 3,809 3,849
L1618616.UP.FTS.B, 21.44%, 8/25/26 .... 6,914 6,982
FW1620348.UP.FTS.B, 22.68%, 8/25/26 .. 2,614 2,612
FW1619947.UP.FTS.B, 22.69%, 8/25/26 .. 1,283 1,277
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1620763.UP.FTS.B, 23.08%, 8/25/26 .... $ 3,781 $ 3,818
L1620526.UP.FTS.B, 23.25%, 8/25/26 .... 1,402 1,416
L1619423.UP.FTS.B, 24.53%, 8/25/26 .... 2,620 766
L1619251.UP.FTS.B, 24.92%, 8/25/26 .... 1,561 1,580
L1619746.UP.FTS.B, 25.05%, 8/25/26 .... 4,457 4,508
L1621031.UP.FTS.B, 25.07%, 8/25/26 .... 4,263 4,305
L1619585.UP.FTS.B, 25.33%, 8/25/26 .... 5,196 5,248
L1603724.UP.FTS.B, 25.36%, 8/25/26 .... 120 118
L1618792.UP.FTS.B, 25.43%, 8/25/26 .... 2,422 2,446
FW1620759.UP.FTS.B, 25.44%, 8/25/26 .. 2,850 2,878
L1621068.UP.FTS.B, 25.46%, 8/25/26 .... 2,993 3,022
FW1617532.UP.FTS.B, 25.68%, 8/25/26 .. 2,141 2,162
L1620151.UP.FTS.B, 26.66%, 8/25/26 .... 11,220 11,328
FW1619681.UP.FTS.B, 27.38%, 8/25/26 .. 6,847 6,926
FW1618172.UP.FTS.B, 31.12%, 8/25/26 .. 6,700 1,060
FW1618300.UP.FTS.B, 31.51%, 8/25/26 .. 5,058 350
L1612935.UP.FTS.B, 25.45%, 9/01/26 .... 1,242 1,254
L1705668.UP.FTS.B, 7.09%, 9/13/26 .... 36,049 2,650
L1706439.UP.FTS.B, 8.12%, 9/13/26 .... 6,137 3,241
L1706771.UP.FTS.B, 9.86%, 9/13/26 .... 11,552 11,488
FW1703655.UP.FTS.B, 10.14%, 9/13/26 .. 2,895 2,879
FW1705224.UP.FTS.B, 10.49%, 9/13/26 .. 16,135 16,046
L1694396.UP.FTS.B, 11.41%, 9/13/26 .... 6,522 6,480
L1706158.UP.FTS.B, 11.42%, 9/13/26 .... 2,603 2,588
L1706444.UP.FTS.B, 12.27%, 9/13/26 .... 3,933 3,912
L1704834.UP.FTS.B, 12.73%, 9/13/26 .... 5,929 5,890
FW1704921.UP.FTS.B, 13.23%, 9/13/26 .. 1,201 1,193
L1706652.UP.FTS.B, 13.34%, 9/13/26 .... 14,465 14,385
L1705580.UP.FTS.B, 14.66%, 9/13/26 .... 12,376 12,327
L1706707.UP.FTS.B, 14.84%, 9/13/26 .... 13,398 13,325
L1705884.UP.FTS.B, 14.95%, 9/13/26 .... 6,572 296
L1706806.UP.FTS.B, 15.22%, 9/13/26 .... 5,242 5,214
L1705731.UP.FTS.B, 15.3%, 9/13/26 .... 10,688 10,642
L1704776.UP.FTS.B, 15.5%, 9/13/26 .... 4,716 4,697
FW1705595.UP.FTS.B, 15.51%, 9/13/26 .. 10,072 10,031
FW1701565.UP.FTS.B, 15.8%, 9/13/26 ... 15,072 14,948
L1706683.UP.FTS.B, 16.01%, 9/13/26 .... 1,623 1,614
L1705287.UP.FTS.B, 16.2%, 9/13/26 .... 7,791 7,760
L1705607.UP.FTS.B, 16.78%, 9/13/26 .... 20,417 20,336
FW1707042.UP.FTS.B, 16.94%, 9/13/26 .. 8,942 8,891
L1705598.UP.FTS.B, 17.01%, 9/13/26 .... 1,977 1,969
FW1706882.UP.FTS.B, 17.33%, 9/13/26 .. 3,161 3,144
L1699552.UP.FTS.B, 17.37%, 9/13/26 .... 2,872 2,862
L1706066.UP.FTS.B, 18.08%, 9/13/26 .... 4,291 4,253
L1705021.UP.FTS.B, 18.29%, 9/13/26 .... 5,551 5,521
FW1701942.UP.FTS.B, 19.32%, 9/13/26 .. 10,422 10,362
L1705864.UP.FTS.B, 19.54%, 9/13/26 .... 21,675 21,761
L1705415.UP.FTS.B, 19.86%, 9/13/26 .... 6,514 6,487
L1699219.UP.FTS.B, 19.88%, 9/13/26 .... 9,772 9,809
L1706913.UP.FTS.B, 20.18%, 9/13/26 .... 5,141 5,170
L1705062.UP.FTS.B, 20.27%, 9/13/26 .... 1,399 1,408
L1705666.UP.FTS.B, 20.28%, 9/13/26 .... 1,544 892
L1706223.UP.FTS.B, 20.97%, 9/13/26 .... 11,072 6,544
L1706832.UP.FTS.B, 21.04%, 9/13/26 .... 4,157 4,179
L1706003.UP.FTS.B, 21.07%, 9/13/26 .... 4,925 4,907
L1706013.UP.FTS.B, 21.25%, 9/13/26 .... 6,340 6,316
FW1705757.UP.FTS.B, 21.7%, 9/13/26 ... 2,545 2,560
L1706836.UP.FTS.B, 21.71%, 9/13/26 .... 4,530 4,501

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1706388.UP.FTS.B, 21.83%, 9/13/26 .. $ 4,246 $ 4,271
L1706178.UP.FTS.B, 22.1%, 9/13/26 .... 2,481 2,496
L1706147.UP.FTS.B, 23.21%, 9/13/26 .... 3,578 3,591
L1706970.UP.FTS.B, 23.23%, 9/13/26 .... 1,430 1,438
L1706347.UP.FTS.B, 23.37%, 9/13/26 .... 6,439 6,477
L1706443.UP.FTS.B, 23.44%, 9/13/26 .... 2,165 2,174
L1706495.UP.FTS.B, 23.71%, 9/13/26 .... 6,496 6,522
L1706931.UP.FTS.B, 24.04%, 9/13/26 .... 863 868
L1706350.UP.FTS.B, 24.39%, 9/13/26 .... 14,829 8,744
L1706467.UP.FTS.B, 24.5%, 9/13/26 .... 921 917
L1705774.UP.FTS.B, 24.52%, 9/13/26 .... 5,779 5,800
L1699725.UP.FTS.B, 24.98%, 9/13/26 .... 1,453 1,459
L1705130.UP.FTS.B, 24.98%, 9/13/26 .... 2,171 2,184
L1705055.UP.FTS.B, 24.99%, 9/13/26 .... 1,370 1,375
FW1694399.UP.FTS.B, 25.04%, 9/13/26 .. 2,172 2,185
L1706179.UP.FTS.B, 25.28%, 9/13/26 .... 943 939
L1705964.UP.FTS.B, 25.31%, 9/13/26 .... 3,715 3,730
L1671620.UP.FTS.B, 25.49%, 9/13/26 .... 2,248 2,255
L1707003.UP.FTS.B, 25.5%, 9/13/26 .... 1,235 1,242
FW1705410.UP.FTS.B, 26.37%, 9/13/26 .. 13,977 14,032
FW1705619.UP.FTS.B, 26.39%, 9/13/26 .. 1,927 281
L1706658.UP.FTS.B, 26.61%, 9/13/26 .... 5,363 1,529
L1704906.UP.FTS.B, 26.62%, 9/13/26 .... 6,075 434
L1706122.UP.FTS.B, 26.74%, 9/13/26 .... 6,152 6,189
FW1706840.UP.FTS.B, 26.82%, 9/13/26 .. 26,468 26,567
FW1705300.UP.FTS.B, 26.94%, 9/13/26 .. 1,613 1,623
FW1704992.UP.FTS.B, 27.2%, 9/13/26 ... 1,600 113
FW1706600.UP.FTS.B, 28.17%, 9/13/26 .. 5,915 5,949
FW1704833.UP.FTS.B, 28.32%, 9/13/26 .. 1,445 212
FW1705464.UP.FTS.B, 28.92%, 9/13/26 .. 5,573 5,606
FW1705970.UP.FTS.B, 29.06%, 9/13/26 .. 2,883 2,889
FW1704923.UP.FTS.B, 29.37%, 9/13/26 .. 1,796 1,795
FW1706656.UP.FTS.B, 29.5%, 9/13/26 ... 1,582 456
FW1706055.UP.FTS.B, 29.52%, 9/13/26 .. 1,318 1,324
FW1706229.UP.FTS.B, 30.24%, 9/13/26 .. 3,356 3,375
FW1705888.UP.FTS.B, 30.31%, 9/13/26 .. 2,241 2,253
FW1706453.UP.FTS.B, 30.32%, 9/13/26 .. 618 617
FW1705881.UP.FTS.B, 30.81%, 9/13/26 .. 3,895 1,129
FW1705876.UP.FTS.B, 30.83%, 9/13/26 .. 1,279 1,286
FW1706907.UP.FTS.B, 30.87%, 9/13/26 .. 1,354 1,362
FW1706713.UP.FTS.B, 30.93%, 9/13/26 .. 4,369 4,384
FW1706040.UP.FTS.B, 30.94%, 9/13/26 .. 4,802 –
FW1706308.UP.FTS.B, 31.09%, 9/13/26 .. 5,568 5,596
FW1704990.UP.FTS.B, 31.11%, 9/13/26 .. 976 978
FW1706597.UP.FTS.B, 31.11%, 9/13/26 .. 1,432 1,440
FW1706293.UP.FTS.B, 31.37%, 9/13/26 .. 1,702 1,704
FW1703542.UP.FTS.B, 31.45%, 9/13/26 .. 18,828 11,126
FW1706244.UP.FTS.B, 31.81%, 9/13/26 .. 968 –
FW1706582.UP.FTS.B, 31.84%, 9/13/26 .. 2,065 2,074
FW1705307.UP.FTS.B, 31.85%, 9/13/26 .. 4,666 324
FW1704764.UP.FTS.B, 32.03%, 9/13/26 .. 2,436 698
FW1706420.UP.FTS.B, 32.09%, 9/13/26 .. 3,714 3,735
FW1705022.UP.FTS.B, 32.46%, 9/13/26 .. 6,164 896
FW1705847.UP.FTS.B, 32.5%, 9/13/26 ... 1,625 1,617
L1702725.UP.FTS.B, 22.11%, 9/28/26 .... 2,006 145
FW1705213.UP.FTS.B, 29.91%, 9/28/26 .. 4,773 1,388
FW1705791.UP.FTS.B, 30.47%, 9/28/26 .. 3,777 3,800
L1880089.UP.FTS.B, 6%, 10/19/26 ...... 5,278 5,331
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1877184.UP.FTS.B, 9.06%, 10/19/26 .... $ 5,919 $ 5,882
L1851771.UP.FTS.B, 9.22%, 10/19/26 .... 2,289 2,275
L1878256.UP.FTS.B, 9.69%, 10/19/26 .... 6,168 6,130
L1880702.UP.FTS.B, 9.87%, 10/19/26 .... 11,445 11,368
L1875318.UP.FTS.B, 10.07%, 10/19/26 ... 3,945 3,925
FW1879016.UP.FTS.B, 10.84%, 10/19/26 . 16,581 16,478
L1881256.UP.FTS.B, 11.03%, 10/19/26 ... 7,896 7,853
L1878336.UP.FTS.B, 11.06%, 10/19/26 ... 1,090 1,080
L1879834.UP.FTS.B, 11.35%, 10/19/26 ... 16,324 16,236
L1879823.UP.FTS.B, 11.68%, 10/19/26 ... 13,695 13,611
L1880360.UP.FTS.B, 12.99%, 10/19/26 ... 20,256 20,154
FW1879031.UP.FTS.B, 13.13%, 10/19/26 . 4,734 4,705
FW1878185.UP.FTS.B, 13.38%, 10/19/26 . 27,097 26,932
L1879789.UP.FTS.B, 13.49%, 10/19/26 ... 14,698 14,594
L1881217.UP.FTS.B, 14.02%, 10/19/26 ... 3,411 3,377
L1878258.UP.FTS.B, 14.16%, 10/19/26 ... 5,600 5,283
L1877450.UP.FTS.B, 14.9%, 10/19/26 .... 2,615 2,600
L1879966.UP.FTS.B, 14.94%, 10/19/26 ... 7,012 6,633
L1880586.UP.FTS.B, 15.78%, 10/19/26 ... 5,183 5,157
L1864741.UP.FTS.B, 16.15%, 10/19/26 ... 4,171 4,150
L1881295.UP.FTS.B, 16.28%, 10/19/26 ... 5,058 1,368
L1878278.UP.FTS.B, 16.38%, 10/19/26 ... 6,937 6,902
L1877933.UP.FTS.B, 16.4%, 10/19/26 .... 2,039 2,028
L1832966.UP.FTS.B, 16.66%, 10/19/26 ... 13,728 13,675
L1860514.UP.FTS.B, 16.68%, 10/19/26 ... 7,520 7,482
L1878027.UP.FTS.B, 16.7%, 10/19/26 .... 6,867 6,840
L1881555.UP.FTS.B, 17.31%, 10/19/26 ... 4,657 4,412
FW1876338.UP.FTS.B, 17.58%, 10/19/26 . 2,520 2,512
FW1881188.UP.FTS.B, 17.77%, 10/19/26 . 1,894 1,882
L1879412.UP.FTS.B, 17.84%, 10/19/26 ... 3,735 3,711
L1880095.UP.FTS.B, 17.84%, 10/19/26 ... 10,523 10,472
L1880587.UP.FTS.B, 18.12%, 10/19/26 ... 2,812 2,802
L1876765.UP.FTS.B, 18.15%, 10/19/26 ... 1,752 1,706
L1871080.UP.FTS.B, 18.23%, 10/19/26 ... 4,231 4,209
FW1881398.UP.FTS.B, 18.35%, 10/19/26 . 2,460 2,451
L1880031.UP.FTS.B, 18.37%, 10/19/26 ... 4,639 337
L1876524.UP.FTS.B, 18.4%, 10/19/26 .... 4,188 153
FW1877226.UP.FTS.B, 19.27%, 10/19/26 . 9,071 9,127
L1879198.UP.FTS.B, 19.39%, 10/19/26 ... 9,225 9,184
L1876835.UP.FTS.B, 19.58%, 10/19/26 ... 711 707
L1879248.UP.FTS.B, 19.71%, 10/19/26 ... 4,595 683
L1879737.UP.FTS.B, 19.73%, 10/19/26 ... 3,843 3,823
L1877523.UP.FTS.B, 19.9%, 10/19/26 .... 4,189 4,175
L1871750.UP.FTS.B, 19.96%, 10/19/26 ... 4,268 4,298
FW1880709.UP.FTS.B, 20.07%, 10/19/26 . 4,993 4,968
L1876035.UP.FTS.B, 20.11%, 10/19/26 ... 2,854 2,874
L1877722.UP.FTS.B, 20.57%, 10/19/26 ... 11,838 11,220
FW1880186.UP.FTS.B, 20.64%, 10/19/26 . 4,012 4,030
L1879731.UP.FTS.B, 20.78%, 10/19/26 ... 3,658 3,465
FW1877068.UP.FTS.B, 20.9%, 10/19/26 .. 9,219 9,277
L1881502.UP.FTS.B, 21.09%, 10/19/26 ... 6,178 1,778
L1876777.UP.FTS.B, 21.6%, 10/19/26 .... 6,134 6,169
L1881182.UP.FTS.B, 21.66%, 10/19/26 ... 3,951 3,936
L1881025.UP.FTS.B, 21.78%, 10/19/26 ... 28,404 28,291
L1877982.UP.FTS.B, 21.8%, 10/19/26 .... 1,736 1,680
L1876819.UP.FTS.B, 22.33%, 10/19/26 ... 12,281 12,332
FW1878006.UP.FTS.B, 22.44%, 10/19/26 . 8,705 8,745
L1876562.UP.FTS.B, 22.64%, 10/19/26 ... 2,081 2,056

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1862143.UP.FTS.B, 22.66%, 10/19/26 ... $ 2,436 $ 2,450
FW1875013.UP.FTS.B, 22.78%, 10/19/26 . 6,544 6,589
L1877299.UP.FTS.B, 22.84%, 10/19/26 ... 8,730 8,770
FW1866351.UP.FTS.B, 22.85%, 10/19/26 . 1,818 1,831
FW1879854.UP.FTS.B, 22.85%, 10/19/26 . 7,711 7,399
FW1880160.UP.FTS.B, 22.89%, 10/19/26 . 3,760 3,777
L1880353.UP.FTS.B, 22.93%, 10/19/26 ... 2,896 209
L1876513.UP.FTS.B, 22.94%, 10/19/26 ... 3,188 3,209
FW1880551.UP.FTS.B, 23.22%, 10/19/26 . 4,693 4,723
L1879610.UP.FTS.B, 23.28%, 10/19/26 ... 5,256 5,035
FW1880088.UP.FTS.B, 23.43%, 10/19/26 . 6,719 6,766
FW1876728.UP.FTS.B, 23.57%, 10/19/26 . 10,695 10,753
L1880716.UP.FTS.B, 23.94%, 10/19/26 ... 4,031 4,058
L1880563.UP.FTS.B, 24.05%, 10/19/26 ... 2,036 2,049
FW1877179.UP.FTS.B, 24.14%, 10/19/26 . 14,712 14,784
L1876901.UP.FTS.B, 24.3%, 10/19/26 .... 4,302 650
L1879183.UP.FTS.B, 24.36%, 10/19/26 ... 9,556 9,600
L1877178.UP.FTS.B, 24.58%, 10/19/26 ... 4,490 4,521
L1878749.UP.FTS.B, 24.6%, 10/19/26 .... 2,943 2,964
L1881431.UP.FTS.B, 24.79%, 10/19/26 ... 1,179 1,187
L1877594.UP.FTS.B, 24.95%, 10/19/26 ... 2,583 2,595
L1880129.UP.FTS.B, 24.99%, 10/19/26 ... 2,576 2,515
L1877074.UP.FTS.B, 25.09%, 10/19/26 ... 23,340 22,353
FW1881461.UP.FTS.B, 25.38%, 10/19/26 . 4,440 4,471
L1876477.UP.FTS.B, 25.39%, 10/19/26 ... 2,590 2,602
L1876404.UP.FTS.B, 25.47%, 10/19/26 ... 1,481 1,488
L1873948.UP.FTS.B, 25.57%, 10/19/26 ... 7,410 7,444
L1880045.UP.FTS.B, 25.59%, 10/19/26 ... 1,727 1,735
L1880707.UP.FTS.B, 25.7%, 10/19/26 .... 1,665 1,668
FW1879167.UP.FTS.B, 25.8%, 10/19/26 .. 747 751
L1879783.UP.FTS.B, 25.86%, 10/19/26 ... 2,451 2,462
L1878517.UP.FTS.B, 25.91%, 10/19/26 ... 7,540 2,180
L1878925.UP.FTS.B, 26.03%, 10/19/26 ... 6,121 6,158
L1876834.UP.FTS.B, 26.05%, 10/19/26 ... 11,891 11,951
FW1877802.UP.FTS.B, 26.08%, 10/19/26 . 5,599 5,626
L1877874.UP.FTS.B, 26.52%, 10/19/26 ... 3,356 3,371
FW1877751.UP.FTS.B, 26.95%, 10/19/26 . 3,001 3,015
FW1878828.UP.FTS.B, 27.6%, 10/19/26 .. 7,878 7,545
FW1862190.UP.FTS.B, 27.8%, 10/19/26 .. 14,660 14,727
FW1877173.UP.FTS.B, 27.96%, 10/19/26 . 7,782 7,460
FW1878010.UP.FTS.B, 28.01%, 10/19/26 . 8,156 573
FW1877218.UP.FTS.B, 28.56%, 10/19/26 . 7,548 7,599
FW1876795.UP.FTS.B, 29.56%, 10/19/26 . 2,432 2,449
FW1880308.UP.FTS.B, 29.56%, 10/19/26 . 980 986
FW1878356.UP.FTS.B, 29.67%, 10/19/26 . 3,081 –
FW1881190.UP.FTS.B, 29.8%, 10/19/26 .. 1,231 9
FW1876731.UP.FTS.B, 30.12%, 10/19/26 . 2,288 –
FW1879914.UP.FTS.B, 30.16%, 10/19/26 . 1,389 1,396
FW1871822.UP.FTS.B, 30.64%, 10/19/26 . 7,655 7,690
FW1878098.UP.FTS.B, 30.84%, 10/19/26 . 919 925
FW1878626.UP.FTS.B, 30.84%, 10/19/26 . 4,351 307
FW1878489.UP.FTS.B, 30.93%, 10/19/26 . 1,193 1,141
FW1878108.UP.FTS.B, 31%, 10/19/26 ... 2,396 2,294
FW1878804.UP.FTS.B, 31.02%, 10/19/26 . 2,160 2,168
FW1880218.UP.FTS.B, 31.05%, 10/19/26 . 1,561 1,557
FW1880229.UP.FTS.B, 31.05%, 10/19/26 . 1,074 1,079
FW1881168.UP.FTS.B, 31.09%, 10/19/26 . 1,563 1,496
FW1881200.UP.FTS.B, 31.14%, 10/19/26 . 2,999 3,013
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1880325.UP.FTS.B, 31.15%, 10/19/26 . $ 1,220 $ 183
FW1877253.UP.FTS.B, 31.23%, 10/19/26 . 401 28
FW1878691.UP.FTS.B, 31.38%, 10/19/26 . 11,159 11,226
FW1876497.UP.FTS.B, 31.41%, 10/19/26 . 2,698 789
FW1880576.UP.FTS.B, 31.56%, 10/19/26 . 2,240 2,251
FW1877716.UP.FTS.B, 31.6%, 10/19/26 .. 3,078 3,092
FW1876495.UP.FTS.B, 31.7%, 10/19/26 .. 4,927 4,961
FW1876692.UP.FTS.B, 32.21%, 10/19/26 . 7,181 7,230
FW1879021.UP.FTS.B, 32.25%, 10/19/26 . 4,787 4,580
FW1876979.UP.FTS.B, 30.26%, 10/23/26 . 2,297 2,313
L1878742.UP.FTS.B, 25.52%, 10/25/26 ... 3,789 3,800
L1879612.UP.FTS.B, 25.74%, 10/28/26 ... 7,031 7,055
L1879363.UP.FTS.B, 23.97%, 11/03/26 ... 5,277 5,306
FW1876658.UP.FTS.B, 27.58%, 11/03/26 . 2,675 2,688
L1990756.UP.FTS.B, 7.18%, 11/08/26 .... 7,897 7,840
L1990115.UP.FTS.B, 8.12%, 11/08/26 .... 3,317 3,293
L1991806.UP.FTS.B, 8.35%, 11/08/26 .... 1,207 1,195
FW1995576.UP.FTS.B, 8.64%, 11/08/26 .. 10,598 10,518
L1994718.UP.FTS.B, 8.83%, 11/08/26 .... 12,682 12,591
L1991230.UP.FTS.B, 9.13%, 11/08/26 .... 17,063 16,940
L1996991.UP.FTS.B, 9.23%, 11/08/26 .... 18,592 18,459
L1988974.UP.FTS.B, 9.55%, 11/08/26 .... 6,788 3,536
L1994652.UP.FTS.B, 9.68%, 11/08/26 .... 12,098 12,012
L1993451.UP.FTS.B, 9.84%, 11/08/26 .... 8,401 8,341
L1997701.UP.FTS.B, 10.05%, 11/08/26 ... 2,705 2,685
L1993369.UP.FTS.B, 10.08%, 11/08/26 ... 674 669
L1992632.UP.FTS.B, 10.14%, 11/08/26 ... 3,643 3,618
L1996044.UP.FTS.B, 10.24%, 11/08/26 ... 11,666 11,560
L1996355.UP.FTS.B, 10.29%, 11/08/26 ... 8,781 8,719
L1992891.UP.FTS.B, 10.76%, 11/08/26 ... 5,439 5,395
FW1995006.UP.FTS.B, 10.93%, 11/08/26 . 8,827 8,765
L1988958.UP.FTS.B, 10.98%, 11/08/26 ... 1,019 1,012
L1991593.UP.FTS.B, 11.07%, 11/08/26 ... 34,120 33,849
L1994793.UP.FTS.B, 11.1%, 11/08/26 .... 10,199 10,128
L1998866.UP.FTS.B, 11.49%, 11/08/26 ... 11,589 11,507
L1993850.UP.FTS.B, 11.61%, 11/08/26 ... 7,510 7,457
L1996448.UP.FTS.B, 11.66%, 11/08/26 ... 27,319 27,128
FW1993483.UP.FTS.B, 11.78%, 11/08/26 . 13,295 13,196
L1994627.UP.FTS.B, 11.81%, 11/08/26 ... 4,103 4,074
L1999369.UP.FTS.B, 11.96%, 11/08/26 ... 1,376 1,365
L2000077.UP.FTS.B, 12.06%, 11/08/26 ... 10,277 10,206
L1995371.UP.FTS.B, 12.23%, 11/08/26 ... 2,744 2,725
L1995435.UP.FTS.B, 12.23%, 11/08/26 ... 1,167 1,158
L1999575.UP.FTS.B, 12.84%, 11/08/26 ... 758 753
L1989008.UP.FTS.B, 12.93%, 11/08/26 ... 1,173 1,165
L1989940.UP.FTS.B, 12.93%, 11/08/26 ... 1,932 1,918
L1988972.UP.FTS.B, 13.14%, 11/08/26 ... 559 553
L1988372.UP.FTS.B, 13.34%, 11/08/26 ... 4,115 2,214
L1996493.UP.FTS.B, 13.68%, 11/08/26 ... 14,030 13,923
L1988558.UP.FTS.B, 14.04%, 11/08/26 ... 1,170 94
L1995820.UP.FTS.B, 14.08%, 11/08/26 ... 6,190 6,141
L1993366.UP.FTS.B, 14.1%, 11/08/26 .... 1,392 1,383
L1994789.UP.FTS.B, 14.19%, 11/08/26 ... 4,877 4,843
L1996580.UP.FTS.B, 14.28%, 11/08/26 ... 5,925 5,884
FW1997293.UP.FTS.B, 14.33%, 11/08/26 . 3,487 3,463
L1995404.UP.FTS.B, 14.33%, 11/08/26 ... 5,579 5,541
FW1992670.UP.FTS.B, 14.58%, 11/08/26 . 22,361 22,207
L1993869.UP.FTS.B, 14.59%, 11/08/26 ... 4,721 4,674

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1993214.UP.FTS.B, 14.6%, 11/08/26 .... $ 6,989 $ 6,941
FW1997612.UP.FTS.B, 14.81%, 11/08/26 . 3,209 1,725
L1991804.UP.FTS.B, 14.89%, 11/08/26 ... 5,605 5,567
L1995379.UP.FTS.B, 15.15%, 11/08/26 ... 4,912 4,879
FW1998913.UP.FTS.B, 15.22%, 11/08/26 . 3,240 1,809
L1994098.UP.FTS.B, 15.34%, 11/08/26 ... 10,540 10,468
L1992261.UP.FTS.B, 15.59%, 11/08/26 ... 1,971 1,958
L1997630.UP.FTS.B, 15.64%, 11/08/26 ... 3,875 3,849
L1992471.UP.FTS.B, 15.65%, 11/08/26 ... 17,694 17,558
FW1998360.UP.FTS.B, 15.76%, 11/08/26 . 5,450 5,409
FW1991255.UP.FTS.B, 15.82%, 11/08/26 . 8,112 8,056
FW1994230.UP.FTS.B, 15.86%, 11/08/26 . 2,822 2,803
L1992540.UP.FTS.B, 16%, 11/08/26 ..... 11,937 11,854
L1992970.UP.FTS.B, 16.04%, 11/08/26 ... 10,535 10,462
L1989989.UP.FTS.B, 16.18%, 11/08/26 ... 7,579 7,516
L1992622.UP.FTS.B, 16.26%, 11/08/26 ... 4,186 2,284
FW1992743.UP.FTS.B, 16.8%, 11/08/26 .. 2,843 2,819
L1989606.UP.FTS.B, 16.9%, 11/08/26 .... 2,844 2,825
L1993463.UP.FTS.B, 16.94%, 11/08/26 ... 6,755 6,710
L1989805.UP.FTS.B, 17.05%, 11/08/26 ... 10,698 10,608
L1997469.UP.FTS.B, 17.09%, 11/08/26 ... 6,549 6,502
L1998067.UP.FTS.B, 17.15%, 11/08/26 ... 32,990 4,576
FW1999118.UP.FTS.B, 17.22%, 11/08/26 . 4,276 4,247
L1993764.UP.FTS.B, 17.26%, 11/08/26 ... 1,069 1,062
FW1998398.UP.FTS.B, 17.48%, 11/08/26 . 3,564 3,540
L1991180.UP.FTS.B, 17.58%, 11/08/26 ... 2,507 2,486
FW1995939.UP.FTS.B, 17.87%, 11/08/26 . 11,460 11,382
L1995433.UP.FTS.B, 17.92%, 11/08/26 ... 2,964 1,700
L1995974.UP.FTS.B, 18.08%, 11/08/26 ... 6,766 6,718
L1988482.UP.FTS.B, 18.26%, 11/08/26 ... 5,600 5,559
FW1989355.UP.FTS.B, 18.43%, 11/08/26 . 13,710 13,597
L1996438.UP.FTS.B, 18.51%, 11/08/26 ... 3,590 3,551
FW1997639.UP.FTS.B, 18.71%, 11/08/26 . 7,204 7,156
L1992806.UP.FTS.B, 18.72%, 11/08/26 ... 10,804 10,731
L1990465.UP.FTS.B, 18.74%, 11/08/26 ... 4,323 4,293
L1995842.UP.FTS.B, 18.87%, 11/08/26 ... 2,523 2,506
L1997527.UP.FTS.B, 19%, 11/08/26 ..... 8,400 607
L1998235.UP.FTS.B, 19.5%, 11/08/26 .... 2,201 2,182
L1996217.UP.FTS.B, 19.54%, 11/08/26 ... 3,308 3,283
FW1993731.UP.FTS.B, 19.61%, 11/08/26 . 1,918 271
FW1990125.UP.FTS.B, 20.11%, 11/08/26 . 6,408 6,359
FW1992267.UP.FTS.B, 20.22%, 11/08/26 . 36,392 36,473
FW1994680.UP.FTS.B, 20.27%, 11/08/26 . 2,144 2,126
L1991181.UP.FTS.B, 20.28%, 11/08/26 ... 7,860 7,863
L1992552.UP.FTS.B, 20.32%, 11/08/26 ... 12,672 12,576
L1998611.UP.FTS.B, 20.35%, 11/08/26 ... 17,952 17,814
L1996185.UP.FTS.B, 20.69%, 11/08/26 ... 3,651 3,627
L1996508.UP.FTS.B, 20.76%, 11/08/26 ... 7,282 7,232
L1988462.UP.FTS.B, 20.81%, 11/08/26 ... 4,689 4,657
L1991281.UP.FTS.B, 20.82%, 11/08/26 ... 1,608 1,596
L1997930.UP.FTS.B, 20.97%, 11/08/26 ... 3,220 3,196
L1992016.UP.FTS.B, 21%, 11/08/26 ..... 23,491 23,494
L1994689.UP.FTS.B, 21.04%, 11/08/26 ... 2,943 2,916
L1993906.UP.FTS.B, 21.28%, 11/08/26 ... 4,032 4,041
L1989334.UP.FTS.B, 21.32%, 11/08/26 ... 14,666 14,699
L1991956.UP.FTS.B, 21.37%, 11/08/26 ... 1,468 1,458
L1999276.UP.FTS.B, 21.67%, 11/08/26 ... 776 109
FW1991047.UP.FTS.B, 21.84%, 11/08/26 . 2,577 2,583
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1989095.UP.FTS.B, 21.91%, 11/08/26 ... $ 6,658 $ 6,599
L1991663.UP.FTS.B, 21.95%, 11/08/26 ... 7,742 4,538
L1995141.UP.FTS.B, 22.04%, 11/08/26 ... 23,020 13,562
L1996051.UP.FTS.B, 22.14%, 11/08/26 ... 6,201 19
FW1989899.UP.FTS.B, 22.28%, 11/08/26 . 2,052 2,056
L1991475.UP.FTS.B, 22.35%, 11/08/26 ... 1,477 1,480
FW1998543.UP.FTS.B, 22.52%, 11/08/26 . 11,032 6,478
FW1998089.UP.FTS.B, 22.65%, 11/08/26 . 6,660 6,611
L1994202.UP.FTS.B, 22.77%, 11/08/26 ... 40,331 5,770
L1989194.UP.FTS.B, 22.95%, 11/08/26 ... 3,128 3,113
FW1995331.UP.FTS.B, 23.11%, 11/08/26 . 5,566 5,578
FW1994811.UP.FTS.B, 23.15%, 11/08/26 . 7,744 7,685
L1996768.UP.FTS.B, 23.2%, 11/08/26 .... 7,366 7,378
L1998723.UP.FTS.B, 23.2%, 11/08/26 .... 2,228 2,233
L1999817.UP.FTS.B, 23.27%, 11/08/26 ... 4,457 4,467
FW1997494.UP.FTS.B, 23.73%, 11/08/26 . 11,851 11,872
FW1998286.UP.FTS.B, 23.78%, 11/08/26 . 9,802 9,691
L1997541.UP.FTS.B, 23.86%, 11/08/26 ... 5,593 5,556
L1970963.UP.FTS.B, 23.87%, 11/08/26 ... 4,065 4,068
L1989785.UP.FTS.B, 23.91%, 11/08/26 ... 9,942 9,942
FW1995090.UP.FTS.B, 23.92%, 11/08/26 . 3,928 564
L1988349.UP.FTS.B, 24.02%, 11/08/26 ... 2,540 2,545
L1996843.UP.FTS.B, 24.19%, 11/08/26 ... 7,474 7,490
FW1994028.UP.FTS.B, 24.21%, 11/08/26 . 5,233 5,244
L1995969.UP.FTS.B, 24.32%, 11/08/26 ... 2,787 794
L1997965.UP.FTS.B, 24.59%, 11/08/26 ... 5,202 5,195
FW1991474.UP.FTS.B, 24.66%, 11/08/26 . 4,497 4,507
L1989848.UP.FTS.B, 24.75%, 11/08/26 ... 5,838 5,837
FW1991387.UP.FTS.B, 24.97%, 11/08/26 . 3,180 3,180
L1991759.UP.FTS.B, 24.98%, 11/08/26 ... 3,639 3,642
L1991265.UP.FTS.B, 25.27%, 11/08/26 ... 2,058 2,059
L1919784.UP.FTS.B, 25.31%, 11/08/26 ... 8,431 8,449
L1995398.UP.FTS.B, 25.36%, 11/08/26 ... 1,958 1,962
L1988232.UP.FTS.B, 25.43%, 11/08/26 ... 1,830 1,805
L1973901.UP.FTS.B, 25.44%, 11/08/26 ... 5,805 5,817
L1992549.UP.FTS.B, 25.44%, 11/08/26 ... 7,869 4,638
L1994841.UP.FTS.B, 25.44%, 11/08/26 ... 26,356 15,461
L1989064.UP.FTS.B, 25.45%, 11/08/26 ... 1,847 1,845
L1967532.UP.FTS.B, 25.5%, 11/08/26 .... 3,284 3,287
FW1994341.UP.FTS.B, 25.59%, 11/08/26 . 9,049 9,068
L1998016.UP.FTS.B, 25.76%, 11/08/26 ... 4,192 4,195
L1991151.UP.FTS.B, 25.79%, 11/08/26 ... 1,633 116
L1991330.UP.FTS.B, 25.89%, 11/08/26 ... 6,050 27
L1995984.UP.FTS.B, 26.08%, 11/08/26 ... 1,740 1,744
L1992732.UP.FTS.B, 26.2%, 11/08/26 .... 3,406 3,413
L1989312.UP.FTS.B, 26.43%, 11/08/26 ... 2,880 2,887
FW1998563.UP.FTS.B, 26.46%, 11/08/26 . 1,881 1,884
FW1995329.UP.FTS.B, 26.52%, 11/08/26 . 5,309 5,320
FW1994300.UP.FTS.B, 26.6%, 11/08/26 .. 9,938 705
FW1998048.UP.FTS.B, 26.92%, 11/08/26 . 1,901 1,905
L1990551.UP.FTS.B, 26.95%, 11/08/26 ... 9,163 9,179
FW1997243.UP.FTS.B, 26.96%, 11/08/26 . 3,619 3,619
FW1990199.UP.FTS.B, 27.43%, 11/08/26 . 11,398 11,420
FW1996041.UP.FTS.B, 27.48%, 11/08/26 . 10,040 718
FW1994909.UP.FTS.B, 27.53%, 11/08/26 . 12,552 12,553
FW1990667.UP.FTS.B, 27.83%, 11/08/26 . 3,414 3,420
FW1994443.UP.FTS.B, 27.95%, 11/08/26 . 7,656 7,672
FW1994756.UP.FTS.B, 28%, 11/08/26 ... 2,686 2,686

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1999057.UP.FTS.B, 28%, 11/08/26 ... $ 19,141 $ 19,182
FW1996342.UP.FTS.B, 28.14%, 11/08/26 . 5,361 5,373
FW1993779.UP.FTS.B, 28.2%, 11/08/26 .. 11,491 11,515
FW1996228.UP.FTS.B, 28.64%, 11/08/26 . 9,860 9,875
FW1998379.UP.FTS.B, 28.74%, 11/08/26 . 3,981 24
FW1992877.UP.FTS.B, 28.84%, 11/08/26 . 889 883
FW1995167.UP.FTS.B, 29.32%, 11/08/26 . 3,045 214
FW1992839.UP.FTS.B, 29.33%, 11/08/26 . 3,856 3,864
FW1991541.UP.FTS.B, 29.36%, 11/08/26 . 4,628 4,637
FW1999851.UP.FTS.B, 29.4%, 11/08/26 .. 3,863 3,863
FW1995866.UP.FTS.B, 29.41%, 11/08/26 . 2,531 2,535
FW1995850.UP.FTS.B, 29.69%, 11/08/26 . 846 848
FW1992347.UP.FTS.B, 29.82%, 11/08/26 . 23,203 23,251
FW1998032.UP.FTS.B, 29.86%, 11/08/26 . 3,601 3,596
FW1994293.UP.FTS.B, 30.31%, 11/08/26 . 1,093 1,093
FW1997312.UP.FTS.B, 30.32%, 11/08/26 . 776 778
FW1989533.UP.FTS.B, 30.48%, 11/08/26 . 1,296 1,289
FW1996257.UP.FTS.B, 30.52%, 11/08/26 . 1,479 1,467
FW1991024.UP.FTS.B, 30.67%, 11/08/26 . 855 857
FW1996943.UP.FTS.B, 30.67%, 11/08/26 . 2,803 2,769
FW1994569.UP.FTS.B, 30.87%, 11/08/26 . 4,723 669
FW1998245.UP.FTS.B, 30.99%, 11/08/26 . 6,929 6,943
FW1991582.UP.FTS.B, 31.04%, 11/08/26 . 7,165 7,180
FW1996197.UP.FTS.B, 31.07%, 11/08/26 . 3,272 3,278
FW1995019.UP.FTS.B, 31.1%, 11/08/26 .. 1,413 99
FW1994376.UP.FTS.B, 31.11%, 11/08/26 . 1,247 1,249
FW1991890.UP.FTS.B, 31.12%, 11/08/26 . 2,338 2,343
FW1994027.UP.FTS.B, 31.13%, 11/08/26 . 2,106 2,110
FW1991332.UP.FTS.B, 31.15%, 11/08/26 . 3,203 3,203
FW1997810.UP.FTS.B, 31.15%, 11/08/26 . 1,745 –
FW1988381.UP.FTS.B, 31.18%, 11/08/26 . 3,618 3,599
FW1999282.UP.FTS.B, 31.18%, 11/08/26 . 6,945 6,955
FW1996902.UP.FTS.B, 31.33%, 11/08/26 . 7,446 7,452
FW1999590.UP.FTS.B, 31.42%, 11/08/26 . 3,903 3,911
L1995369.UP.FTS.B, 8.19%, 11/10/26 .... 5,327 5,286
L1989003.UP.FTS.B, 15.35%, 11/12/26 ... 17,579 17,459
FW1988425.UP.FTS.B, 30.92%, 11/16/26 . 1,019 1,021
L2073684.UP.FTS.B, 7.58%, 11/18/26 .... 6,569 6,528
L2071601.UP.FTS.B, 7.69%, 11/18/26 .... 1,983 1,971
L2070708.UP.FTS.B, 7.71%, 11/18/26 .... 13,203 13,119
L2074361.UP.FTS.B, 7.81%, 11/18/26 .... 8,605 8,546
L2070082.UP.FTS.B, 8.09%, 11/18/26 .... 13,264 13,181
L2041907.UP.FTS.B, 9.16%, 11/18/26 .... 2,677 2,661
L2073150.UP.FTS.B, 9.42%, 11/18/26 .... 10,981 10,912
L2071865.UP.FTS.B, 10.09%, 11/18/26 ... 5,058 5,030
L2075029.UP.FTS.B, 10.15%, 11/18/26 ... 7,422 7,382
L2074643.UP.FTS.B, 10.22%, 11/18/26 ... 13,368 13,295
L2072338.UP.FTS.B, 10.5%, 11/18/26 .... 5,075 5,045
L2073169.UP.FTS.B, 10.97%, 11/18/26 ... 14,945 14,864
L2075077.UP.FTS.B, 11.07%, 11/18/26 ... 2,039 2,028
L2074489.UP.FTS.B, 11.11%, 11/18/26 ... 15,504 15,420
FW2074336.UP.FTS.B, 11.25%, 11/18/26 . 4,598 4,570
L2075040.UP.FTS.B, 11.45%, 11/18/26 ... 9,531 9,479
FW2073066.UP.FTS.B, 11.7%, 11/18/26 .. 3,279 3,260
L2074193.UP.FTS.B, 12.02%, 11/18/26 ... 6,637 6,263
L2075044.UP.FTS.B, 12.3%, 11/18/26 .... 2,746 2,731
L2074536.UP.FTS.B, 12.35%, 11/18/26 ... 4,121 4,099
L2071456.UP.FTS.B, 12.81%, 11/18/26 ... 25,606 25,447
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2073228.UP.FTS.B, 13.71%, 11/18/26 ... $ 7,080 $ 7,043
L2069740.UP.FTS.B, 13.83%, 11/18/26 ... 11,243 11,174
L2073949.UP.FTS.B, 13.85%, 11/18/26 ... 3,474 3,456
L2070988.UP.FTS.B, 13.92%, 11/18/26 ... 5,561 5,532
L2074491.UP.FTS.B, 14.11%, 11/18/26 ... 6,720 483
L2070587.UP.FTS.B, 14.32%, 11/18/26 ... 5,579 5,555
L2073985.UP.FTS.B, 14.6%, 11/18/26 .... 3,494 3,476
L2074701.UP.FTS.B, 14.63%, 11/18/26 ... 4,473 4,454
L2074516.UP.FTS.B, 14.71%, 11/18/26 ... 6,644 6,609
FW2061676.UP.FTS.B, 14.9%, 11/18/26 .. 14,010 13,937
FW2075148.UP.FTS.B, 14.93%, 11/18/26 . 2,802 2,791
FW2072385.UP.FTS.B, 15%, 11/18/26 ... 5,203 745
FW2072823.UP.FTS.B, 15.21%, 11/18/26 . 1,732 1,722
L2074544.UP.FTS.B, 15.5%, 11/18/26 .... 3,547 3,526
L1995487.UP.FTS.B, 15.52%, 11/18/26 ... 3,534 3,511
L2074846.UP.FTS.B, 15.74%, 11/18/26 ... 10,573 10,529
L2073860.UP.FTS.B, 16.19%, 11/18/26 ... 2,122 2,113
L2071348.UP.FTS.B, 16.45%, 11/18/26 ... 9,921 9,870
L2071149.UP.FTS.B, 16.73%, 11/18/26 ... 18,088 18,008
L2071590.UP.FTS.B, 16.75%, 11/18/26 ... 4,935 4,913
FW2074457.UP.FTS.B, 16.98%, 11/18/26 . 17,785 17,713
FW2075122.UP.FTS.B, 17.19%, 11/18/26 . 2,850 2,838
L2074833.UP.FTS.B, 17.19%, 11/18/26 ... 10,000 9,943
FW2075446.UP.FTS.B, 17.4%, 11/18/26 .. 2,812 2,799
FW2075299.UP.FTS.B, 17.67%, 11/18/26 . 2,860 2,848
FW2071651.UP.FTS.B, 17.93%, 11/18/26 . 4,976 158
L2069944.UP.FTS.B, 18.01%, 11/18/26 ... 6,932 6,898
L2063418.UP.FTS.B, 18.03%, 11/18/26 ... 2,867 2,855
L2074570.UP.FTS.B, 18.15%, 11/18/26 ... 11,514 11,450
L2074700.UP.FTS.B, 18.17%, 11/18/26 ... 4,665 4,646
L2073937.UP.FTS.B, 18.46%, 11/18/26 ... 8,535 8,498
FW2070090.UP.FTS.B, 18.57%, 11/18/26 . 1,374 1,366
FW2072266.UP.FTS.B, 18.67%, 11/18/26 . 1,857 1,849
L2069767.UP.FTS.B, 18.84%, 11/18/26 ... 3,499 94
FW2074803.UP.FTS.B, 18.88%, 11/18/26 . 9,015 8,979
L2071288.UP.FTS.B, 18.9%, 11/18/26 .... 3,085 3,068
FW2070966.UP.FTS.B, 18.96%, 11/18/26 . 4,329 4,311
L2071754.UP.FTS.B, 19.22%, 11/18/26 ... 3,098 3,072
FW2072147.UP.FTS.B, 19.3%, 11/18/26 .. 9,731 9,217
FW2074495.UP.FTS.B, 19.61%, 11/18/26 . 6,292 6,259
L2074954.UP.FTS.B, 19.66%, 11/18/26 ... 3,931 3,907
L2067851.UP.FTS.B, 19.79%, 11/18/26 ... 10,468 10,411
L2060606.UP.FTS.B, 19.84%, 11/18/26 ... 27,515 27,404
L2073597.UP.FTS.B, 19.97%, 11/18/26 ... 941 929
L2073933.UP.FTS.B, 20.06%, 11/18/26 ... 4,314 4,296
FW2070506.UP.FTS.B, 20.1%, 11/18/26 .. 3,350 933
L2072694.UP.FTS.B, 20.25%, 11/18/26 ... 2,403 2,393
L2071378.UP.FTS.B, 20.26%, 11/18/26 ... 5,477 5,444
FW2070300.UP.FTS.B, 20.46%, 11/18/26 . 7,498 7,179
L2074554.UP.FTS.B, 20.64%, 11/18/26 ... 16,542 15,666
L2073048.UP.FTS.B, 20.74%, 11/18/26 ... 3,653 3,638
L2074379.UP.FTS.B, 20.93%, 11/18/26 ... 13,374 13,441
L2073994.UP.FTS.B, 21.04%, 11/18/26 ... 3,660 3,645
FW2073919.UP.FTS.B, 21.16%, 11/18/26 . 2,438 177
L2074931.UP.FTS.B, 21.33%, 11/18/26 ... 4,803 346
L2074856.UP.FTS.B, 21.95%, 11/18/26 ... 8,205 8,243
L2073879.UP.FTS.B, 22.29%, 11/18/26 ... 1,586 38
L2074792.UP.FTS.B, 22.51%, 11/18/26 ... 3,799 3,637

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2072786.UP.FTS.B, 22.57%, 11/18/26 ... $ 10,399 $ 10,441
L2074611.UP.FTS.B, 22.62%, 11/18/26 ... 19,675 2,948
L2074520.UP.FTS.B, 22.63%, 11/18/26 ... 282 279
L2074658.UP.FTS.B, 22.83%, 11/18/26 ... 7,408 7,453
L2074869.UP.FTS.B, 22.9%, 11/18/26 .... 2,935 2,915
L2073707.UP.FTS.B, 22.91%, 11/18/26 ... 2,091 2,100
L2074779.UP.FTS.B, 22.95%, 11/18/26 ... 7,419 7,464
L2073694.UP.FTS.B, 22.99%, 11/18/26 ... 4,399 4,423
FW2074890.UP.FTS.B, 23.06%, 11/18/26 . 2,811 203
L2075061.UP.FTS.B, 23.07%, 11/18/26 ... 6,911 6,945
L2073355.UP.FTS.B, 23.21%, 11/18/26 ... 3,713 3,735
L2074657.UP.FTS.B, 23.23%, 11/18/26 ... 2,823 2,840
L2075024.UP.FTS.B, 23.38%, 11/18/26 ... 3,488 3,498
L2069953.UP.FTS.B, 23.63%, 11/18/26 ... 2,024 2,014
L2074932.UP.FTS.B, 23.75%, 11/18/26 ... 6,922 6,953
L2074997.UP.FTS.B, 24.24%, 11/18/26 ... 3,120 3,138
FW2074736.UP.FTS.B, 24.49%, 11/18/26 . 5,259 5,280
L2074747.UP.FTS.B, 24.82%, 11/18/26 ... 2,278 2,288
L2073148.UP.FTS.B, 24.83%, 11/18/26 ... 1,126 1,121
L2069647.UP.FTS.B, 24.91%, 11/18/26 ... 3,589 3,591
L2069706.UP.FTS.B, 24.96%, 11/18/26 ... 1,277 1,284
L2072240.UP.FTS.B, 24.96%, 11/18/26 ... 4,043 290
FW2073759.UP.FTS.B, 25.15%, 11/18/26 . 901 906
L2075027.UP.FTS.B, 25.16%, 11/18/26 ... 4,514 4,542
L2070719.UP.FTS.B, 25.21%, 11/18/26 ... 5,176 4,958
L2075204.UP.FTS.B, 25.29%, 11/18/26 ... 3,688 3,710
L2073552.UP.FTS.B, 25.3%, 11/18/26 .... 1,532 1,469
L2070829.UP.FTS.B, 25.31%, 11/18/26 ... 752 749
FW2074782.UP.FTS.B, 25.34%, 11/18/26 . 2,229 341
L2070733.UP.FTS.B, 25.4%, 11/18/26 .... 2,266 2,276
L2071257.UP.FTS.B, 25.4%, 11/18/26 .... 712 714
L2072907.UP.FTS.B, 25.45%, 11/18/26 ... 3,179 3,037
L2075025.UP.FTS.B, 25.46%, 11/18/26 ... 351 347
L2071644.UP.FTS.B, 25.54%, 11/18/26 ... 4,975 5,005
L2045168.UP.FTS.B, 25.61%, 11/18/26 ... 6,772 6,797
L2070118.UP.FTS.B, 26.13%, 11/18/26 ... 2,131 151
FW2075060.UP.FTS.B, 26.35%, 11/18/26 . 3,912 3,748
FW2074102.UP.FTS.B, 27.44%, 11/18/26 . 1,977 1,988
FW2073976.UP.FTS.B, 27.83%, 11/18/26 . 1,426 1,430
FW2074553.UP.FTS.B, 28.4%, 11/18/26 .. 769 772
FW2075115.UP.FTS.B, 29.25%, 11/18/26 . 4,625 4,654
FW2074160.UP.FTS.B, 29.41%, 11/18/26 . 954 943
FW2074435.UP.FTS.B, 29.62%, 11/18/26 . 5,770 5,798
FW2074265.UP.FTS.B, 29.67%, 11/18/26 . 6,568 6,608
FW2067233.UP.FTS.B, 29.68%, 11/18/26 . 1,391 1,400
FW2074064.UP.FTS.B, 29.92%, 11/18/26 . 1,393 1,402
FW2071058.UP.FTS.B, 30.15%, 11/18/26 . 1,861 1,872
FW2073506.UP.FTS.B, 30.43%, 11/18/26 . 753 756
FW2072059.UP.FTS.B, 30.46%, 11/18/26 . 3,496 3,518
FW2072695.UP.FTS.B, 30.47%, 11/18/26 . 777 781
FW2074740.UP.FTS.B, 30.66%, 11/18/26 . 25,212 25,332
FW2071291.UP.FTS.B, 30.75%, 11/18/26 . 2,597 387
FW2072339.UP.FTS.B, 30.87%, 11/18/26 . 1,790 1,801
FW2069888.UP.FTS.B, 30.95%, 11/18/26 . 4,753 335
FW2073859.UP.FTS.B, 30.99%, 11/18/26 . 1,635 1,645
FW2070830.UP.FTS.B, 31%, 11/18/26 ... 3,037 3,055
FW2074592.UP.FTS.B, 31.05%, 11/18/26 . 779 784
FW2070865.UP.FTS.B, 31.17%, 11/18/26 . 1,261 1,267
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2070287.UP.FTS.B, 31.24%, 11/18/26 . $ 2,916 $ 2,930
FW2074713.UP.FTS.B, 31.25%, 11/18/26 . 5,482 5,504
FW2070592.UP.FTS.B, 31.39%, 11/18/26 . 2,971 2,962
FW2073462.UP.FTS.B, 31.41%, 11/18/26 . 2,093 612
L1989271.UP.FTS.B, 15.62%, 11/22/26 ... 8,451 8,393
FW1991256.UP.FTS.B, 25.07%, 11/22/26 . 16,774 16,786
L1990580.UP.FTS.B, 19.47%, 11/23/26 ... 18,234 18,114
L1996800.UP.FTS.B, 25.32%, 11/23/26 ... 18,676 18,537
L1989244.UP.FTS.B, 25.47%, 11/23/26 ... 2,654 191
FW1995066.UP.FTS.B, 29.83%, 11/23/26 . 4,220 4,226
L2074195.UP.FTS.B, 15.15%, 11/24/26 ... 7,036 7,000
L2070126.UP.FTS.B, 12.98%, 12/03/26 ... 4,833 4,807
L2213943.UP.FTS.B, 8.37%, 12/09/26 .... 6,611 6,562
L2216952.UP.FTS.B, 8.42%, 12/09/26 .... 12,228 12,140
L2217859.UP.FTS.B, 8.75%, 12/09/26 .... 13,656 13,551
FW2218197.UP.FTS.B, 9.08%, 12/09/26 .. 34,423 34,164
L2215533.UP.FTS.B, 9.49%, 12/09/26 .... 3,323 3,299
L2214523.UP.FTS.B, 9.75%, 12/09/26 .... 17,275 17,146
L2214639.UP.FTS.B, 9.77%, 12/09/26 .... 5,850 5,809
L2217330.UP.FTS.B, 10.1%, 12/09/26 .... 3,437 3,413
L2217133.UP.FTS.B, 11.03%, 12/09/26 ... 17,308 17,184
L2163677.UP.FTS.B, 11.56%, 12/09/26 ... 22,240 22,080
FW2216190.UP.FTS.B, 12.02%, 12/09/26 . 3,502 3,477
L2214721.UP.FTS.B, 12.86%, 12/09/26 ... 7,542 7,482
L2216322.UP.FTS.B, 12.95%, 12/09/26 ... 7,617 7,564
L2215565.UP.FTS.B, 13.14%, 12/09/26 ... 4,238 4,208
FW2214435.UP.FTS.B, 13.25%, 12/09/26 . 17,673 17,533
L2218652.UP.FTS.B, 13.28%, 12/09/26 ... 7,495 7,443
L2214819.UP.FTS.B, 13.75%, 12/09/26 ... 4,240 4,210
L2215433.UP.FTS.B, 14.02%, 12/09/26 ... 1,422 1,412
L2218351.UP.FTS.B, 14.35%, 12/09/26 ... 699 694
L2215625.UP.FTS.B, 15.65%, 12/09/26 ... 8,487 2,262
FW2214828.UP.FTS.B, 15.83%, 12/09/26 . 7,924 7,867
L2216039.UP.FTS.B, 16.11%, 12/09/26 ... 3,609 3,583
FW2215838.UP.FTS.B, 16.38%, 12/09/26 . 5,816 5,767
L2215859.UP.FTS.B, 16.43%, 12/09/26 ... 3,110 3,088
L2217862.UP.FTS.B, 16.51%, 12/09/26 ... 7,962 7,893
L2215442.UP.FTS.B, 16.68%, 12/09/26 ... 2,029 2,012
L2217548.UP.FTS.B, 17.23%, 12/09/26 ... 10,911 10,834
L2216987.UP.FTS.B, 17.24%, 12/09/26 ... 7,224 7,165
L2218677.UP.FTS.B, 17.27%, 12/09/26 ... 4,647 650
L2216029.UP.FTS.B, 17.52%, 12/09/26 ... 5,085 5,048
L2215266.UP.FTS.B, 17.71%, 12/09/26 ... 6,497 471
L2217603.UP.FTS.B, 17.91%, 12/09/26 ... 4,776 4,736
FW2216465.UP.FTS.B, 18.28%, 12/09/26 . 1,475 1,463
L2215903.UP.FTS.B, 18.3%, 12/09/26 .... 2,919 2,898
L2214500.UP.FTS.B, 18.31%, 12/09/26 ... 23,726 23,535
L2217227.UP.FTS.B, 18.97%, 12/09/26 ... 8,098 8,035
L2215706.UP.FTS.B, 19.38%, 12/09/26 ... 2,047 148
L2213701.UP.FTS.B, 19.91%, 12/09/26 ... 2,148 2,132
L2215303.UP.FTS.B, 20.05%, 12/09/26 ... 5,190 5,199
L2216965.UP.FTS.B, 20.16%, 12/09/26 ... 26,932 7,218
L2215373.UP.FTS.B, 20.25%, 12/09/26 ... 743 736
FW2214210.UP.FTS.B, 20.55%, 12/09/26 . 3,720 3,691
FW2213572.UP.FTS.B, 21.18%, 12/09/26 . 1,868 1,871
FW2215010.UP.FTS.B, 21.32%, 12/09/26 . 1,523 857
L2214734.UP.FTS.B, 21.37%, 12/09/26 ... 8,079 8,013
FW2215319.UP.FTS.B, 21.51%, 12/09/26 . 2,994 3,000

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2216377.UP.FTS.B, 21.52%, 12/09/26 ... $ 12,413 $ 3,499
L2215585.UP.FTS.B, 21.73%, 12/09/26 ... 40,915 2,907
L2216265.UP.FTS.B, 21.78%, 12/09/26 ... 3,749 3,756
L2217016.UP.FTS.B, 21.8%, 12/09/26 .... 3,407 3,404
L2214771.UP.FTS.B, 21.93%, 12/09/26 ... 1,801 1,804
L2217244.UP.FTS.B, 21.96%, 12/09/26 ... 3,754 3,725
FW2217920.UP.FTS.B, 22.05%, 12/09/26 . 3,004 3,010
FW2217042.UP.FTS.B, 22.14%, 12/09/26 . 3,858 1,088
L2213576.UP.FTS.B, 22.2%, 12/09/26 .... 2,680 2,659
L2216013.UP.FTS.B, 22.2%, 12/09/26 .... 3,023 218
L2217530.UP.FTS.B, 22.65%, 12/09/26 ... 3,395 3,394
L2199212.UP.FTS.B, 23.01%, 12/09/26 ... 12,078 12,099
FW2215013.UP.FTS.B, 23.03%, 12/09/26 . 8,262 8,187
L1410812.UP.FTS.B, 23.09%, 12/09/26 ... 7,470 7,519
FW2209695.UP.FTS.B, 23.37%, 12/09/26 . 3,754 3,759
L2214174.UP.FTS.B, 23.38%, 12/09/26 ... 783 775
L2218623.UP.FTS.B, 23.41%, 12/09/26 ... 3,334 3,340
FW2215830.UP.FTS.B, 23.46%, 12/09/26 . 834 835
L2217598.UP.FTS.B, 23.52%, 12/09/26 ... 7,279 7,292
L2218003.UP.FTS.B, 23.87%, 12/09/26 ... 1,900 1,903
L2214776.UP.FTS.B, 24.04%, 12/09/26 ... 8,395 4,933
FW2215962.UP.FTS.B, 24.1%, 12/09/26 .. 3,805 3,812
FW2218127.UP.FTS.B, 24.14%, 12/09/26 . 7,611 7,625
L2216002.UP.FTS.B, 24.2%, 12/09/26 .... 3,611 3,612
FW2214164.UP.FTS.B, 24.23%, 12/09/26 . 26,808 26,601
L2215396.UP.FTS.B, 24.34%, 12/09/26 ... 3,268 3,274
FW2214689.UP.FTS.B, 24.38%, 12/09/26 . 6,873 6,872
L2218752.UP.FTS.B, 24.44%, 12/09/26 ... 1,293 1,296
L2217516.UP.FTS.B, 24.76%, 12/09/26 ... 1,135 1,137
L2218428.UP.FTS.B, 25.03%, 12/09/26 ... 1,148 1,150
L2216782.UP.FTS.B, 25.06%, 12/09/26 ... 2,672 2,652
L2215729.UP.FTS.B, 25.13%, 12/09/26 ... 11,597 11,600
L2214317.UP.FTS.B, 25.17%, 12/09/26 ... 2,731 2,695
L2215559.UP.FTS.B, 25.19%, 12/09/26 ... 1,139 1,130
L2215557.UP.FTS.B, 25.29%, 12/09/26 ... 1,763 1,766
FW2217958.UP.FTS.B, 25.35%, 12/09/26 . 3,451 3,458
L2215431.UP.FTS.B, 25.39%, 12/09/26 ... 1,838 499
L2213659.UP.FTS.B, 25.4%, 12/09/26 .... 2,916 2,915
L2217765.UP.FTS.B, 25.4%, 12/09/26 .... 844 845
L2215136.UP.FTS.B, 25.42%, 12/09/26 ... 3,785 3,750
L2214897.UP.FTS.B, 25.44%, 12/09/26 ... 12,581 12,604
L2214140.UP.FTS.B, 25.45%, 12/09/26 ... 2,193 2,178
L2217964.UP.FTS.B, 25.45%, 12/09/26 ... 4,910 4,919
L2213733.UP.FTS.B, 25.47%, 12/09/26 ... 326 127
L2214064.UP.FTS.B, 25.48%, 12/09/26 ... 3,760 3,767
L2216607.UP.FTS.B, 25.48%, 12/09/26 ... 2,302 2,306
L2216927.UP.FTS.B, 25.5%, 12/09/26 .... 1,126 320
FW2216203.UP.FTS.B, 25.54%, 12/09/26 . 5,248 5,251
L2214345.UP.FTS.B, 25.65%, 12/09/26 ... 2,445 174
L2214388.UP.FTS.B, 25.7%, 12/09/26 .... 2,854 2,854
L2218260.UP.FTS.B, 25.7%, 12/09/26 .... 5,071 5,080
FW2217031.UP.FTS.B, 25.82%, 12/09/26 . 5,103 363
L2218303.UP.FTS.B, 25.88%, 12/09/26 ... 5,291 1,515
L2216795.UP.FTS.B, 26.15%, 12/09/26 ... 10,400 10,420
L2217875.UP.FTS.B, 26.21%, 12/09/26 ... 6,189 6,189
L2218511.UP.FTS.B, 26.56%, 12/09/26 ... 6,177 336
FW2214874.UP.FTS.B, 27.9%, 12/09/26 .. 3,956 2,328
FW2214657.UP.FTS.B, 27.98%, 12/09/26 . 792 226
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2215725.UP.FTS.B, 28.05%, 12/09/26 . $ 6,233 $ 6,245
FW2216921.UP.FTS.B, 28.44%, 12/09/26 . 13,431 13,457
FW2215661.UP.FTS.B, 28.62%, 12/09/26 . 9,322 9,336
FW2217297.UP.FTS.B, 28.83%, 12/09/26 . 2,410 1,421
FW2216442.UP.FTS.B, 29.14%, 12/09/26 . 7,125 7,128
FW2218562.UP.FTS.B, 29.96%, 12/09/26 . 788 788
FW2217960.UP.FTS.B, 30.51%, 12/09/26 . 3,949 3,957
FW2217757.UP.FTS.B, 30.55%, 12/09/26 . 2,410 2,407
FW2214286.UP.FTS.B, 30.83%, 12/09/26 . 16,929 9,999
FW2216633.UP.FTS.B, 30.84%, 12/09/26 . 791 793
FW2213785.UP.FTS.B, 30.97%, 12/09/26 . 2,501 2,499
FW2205180.UP.FTS.B, 31.15%, 12/09/26 . 22,584 22,628
FW2214022.UP.FTS.B, 31.21%, 12/09/26 . 3,823 3,823
FW2217843.UP.FTS.B, 31.21%, 12/09/26 . 996 997
FW2216011.UP.FTS.B, 31.3%, 12/09/26 .. 1,745 1,745
FW2215916.UP.FTS.B, 31.42%, 12/09/26 . 1,349 1,351
FW2215821.UP.FTS.B, 31.64%, 12/09/26 . 6,355 6,367
FW2216725.UP.FTS.B, 31.78%, 12/09/26 . 4,992 353
FW2216867.UP.FTS.B, 31.83%, 12/09/26 . 4,156 4,161
FW2217138.UP.FTS.B, 32.58%, 12/09/26 . 5,675 5,676
FW2219336.UP.FTS.B, 7.29%, 12/10/26 .. 6,746 6,698
L2221765.UP.FTS.B, 7.56%, 12/10/26 .... 6,763 6,711
FW2218855.UP.FTS.B, 7.72%, 12/10/26 .. 3,414 3,385
L2220935.UP.FTS.B, 8.04%, 12/10/26 .... 7,468 7,411
L2220551.UP.FTS.B, 8.19%, 12/10/26 .... 1,495 1,485
L2222014.UP.FTS.B, 9.11%, 12/10/26 .... 17,117 16,998
L2220654.UP.FTS.B, 9.13%, 12/10/26 .... 15,975 15,853
L2220216.UP.FTS.B, 9.67%, 12/10/26 .... 12,520 12,411
L2221664.UP.FTS.B, 9.98%, 12/10/26 .... 3,747 3,701
FW2219804.UP.FTS.B, 10.44%, 12/10/26 . 6,919 6,870
FW2222412.UP.FTS.B, 10.49%, 12/10/26 . 692 687
L2220336.UP.FTS.B, 11.03%, 12/10/26 ... 3,869 3,837
L2220236.UP.FTS.B, 11.73%, 12/10/26 ... 15,001 14,897
L2222184.UP.FTS.B, 12.02%, 12/10/26 ... 5,884 5,837
L2220260.UP.FTS.B, 12.23%, 12/10/26 ... 35,076 34,835
L2221618.UP.FTS.B, 12.8%, 12/10/26 .... 3,875 3,843
FW2220027.UP.FTS.B, 13.09%, 12/10/26 . 7,060 7,012
L2221352.UP.FTS.B, 13.11%, 12/10/26 ... 673 668
L2221255.UP.FTS.B, 13.17%, 12/10/26 ... 5,302 5,261
L2220245.UP.FTS.B, 13.24%, 12/10/26 ... 18,803 18,675
L2220618.UP.FTS.B, 13.32%, 12/10/26 ... 31,538 8,016
L2221709.UP.FTS.B, 13.43%, 12/10/26 ... 12,633 919
L2218875.UP.FTS.B, 13.44%, 12/10/26 ... 8,494 8,436
L2221936.UP.FTS.B, 13.59%, 12/10/26 ... 4,536 4,501
L2220922.UP.FTS.B, 13.6%, 12/10/26 .... 4,961 4,927
L2222570.UP.FTS.B, 13.7%, 12/10/26 .... 3,557 3,530
L2211103.UP.FTS.B, 13.86%, 12/10/26 ... 9,275 9,204
L2221071.UP.FTS.B, 14.15%, 12/10/26 ... 5,429 5,383
FW2219337.UP.FTS.B, 14.64%, 12/10/26 . 4,006 3,975
L2221548.UP.FTS.B, 14.74%, 12/10/26 ... 715 709
FW2222326.UP.FTS.B, 14.82%, 12/10/26 . 12,513 12,429
L2219252.UP.FTS.B, 15.58%, 12/10/26 ... 3,645 2,063
L2218671.UP.FTS.B, 15.6%, 12/10/26 .... 3,596 3,565
L2194261.UP.FTS.B, 15.71%, 12/10/26 ... 8,328 8,263
FW2219230.UP.FTS.B, 15.75%, 12/10/26 . 8,009 7,944
L2222083.UP.FTS.B, 16.07%, 12/10/26 ... 1,126 288
L2219654.UP.FTS.B, 16.29%, 12/10/26 ... 2,506 182
FW2221359.UP.FTS.B, 17.28%, 12/10/26 . 2,474 2,454

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2221538.UP.FTS.B, 17.36%, 12/10/26 . $ 11,649 $ 11,570
L2219356.UP.FTS.B, 17.56%, 12/10/26 ... 7,803 7,738
L2183750.UP.FTS.B, 17.62%, 12/10/26 ... 5,836 5,787
L2220037.UP.FTS.B, 17.77%, 12/10/26 ... 2,337 2,321
L2220747.UP.FTS.B, 18.08%, 12/10/26 ... 6,417 6,352
L2219692.UP.FTS.B, 18.1%, 12/10/26 .... 2,342 2,326
L2222111.UP.FTS.B, 18.1%, 12/10/26 .... 4,025 3,998
FW2217304.UP.FTS.B, 18.29%, 12/10/26 . 704 698
FW2219267.UP.FTS.B, 18.39%, 12/10/26 . 6,416 464
L2218279.UP.FTS.B, 18.41%, 12/10/26 ... 3,938 134
L2220278.UP.FTS.B, 18.47%, 12/10/26 ... 4,402 4,372
L2211401.UP.FTS.B, 18.86%, 12/10/26 ... 22,993 13,203
L2210120.UP.FTS.B, 18.97%, 12/10/26 ... 2,503 2,480
FW2219505.UP.FTS.B, 19.04%, 12/10/26 . 16,967 16,808
FW2219062.UP.FTS.B, 19.4%, 12/10/26 .. 4,414 4,380
L2221797.UP.FTS.B, 19.44%, 12/10/26 ... 12,609 12,493
L2221701.UP.FTS.B, 19.55%, 12/10/26 ... 5,338 2,992
L2221919.UP.FTS.B, 19.66%, 12/10/26 ... 4,142 4,111
L2220257.UP.FTS.B, 19.73%, 12/10/26 ... 3,776 2,108
L2221739.UP.FTS.B, 19.78%, 12/10/26 ... 6,661 6,676
L2221097.UP.FTS.B, 19.86%, 12/10/26 ... 1,757 1,741
L2222299.UP.FTS.B, 20.17%, 12/10/26 ... 4,453 4,423
L2220113.UP.FTS.B, 20.52%, 12/10/26 ... 3,716 3,724
L2219823.UP.FTS.B, 20.59%, 12/10/26 ... 4,247 4,212
L2221612.UP.FTS.B, 20.59%, 12/10/26 ... 8,946 8,946
L2222005.UP.FTS.B, 20.98%, 12/10/26 ... 10,673 10,589
L2221600.UP.FTS.B, 21.39%, 12/10/26 ... 6,323 6,260
L2222012.UP.FTS.B, 21.64%, 12/10/26 ... 2,636 2,637
FW2219145.UP.FTS.B, 21.86%, 12/10/26 . 12,606 12,633
FW2220653.UP.FTS.B, 22.15%, 12/10/26 . 4,552 4,554
FW2220221.UP.FTS.B, 22.46%, 12/10/26 . 5,272 5,284
L2219015.UP.FTS.B, 22.73%, 12/10/26 ... 5,291 5,292
FW2220294.UP.FTS.B, 22.87%, 12/10/26 . 15,124 15,124
L2219342.UP.FTS.B, 22.94%, 12/10/26 ... 2,645 191
L2222328.UP.FTS.B, 22.95%, 12/10/26 ... 15,382 9,043
L2219249.UP.FTS.B, 23.16%, 12/10/26 ... 4,141 1,174
FW2220079.UP.FTS.B, 23.76%, 12/10/26 . 1,752 –
L2222062.UP.FTS.B, 23.82%, 12/10/26 ... 9,008 8,925
L2220670.UP.FTS.B, 23.96%, 12/10/26 ... 2,300 2,288
FW2214196.UP.FTS.B, 23.98%, 12/10/26 . 4,592 4,593
L2222118.UP.FTS.B, 24.15%, 12/10/26 ... 2,324 1,367
L2219719.UP.FTS.B, 24.34%, 12/10/26 ... 1,143 1,143
FW2220794.UP.FTS.B, 24.46%, 12/10/26 . 4,024 4,028
L2221940.UP.FTS.B, 24.71%, 12/10/26 ... 4,200 4,210
FW2222025.UP.FTS.B, 24.95%, 12/10/26 . 7,668 7,669
L2221318.UP.FTS.B, 24.95%, 12/10/26 ... 1,836 1,840
FW2221001.UP.FTS.B, 24.99%, 12/10/26 . 3,954 1,124
L2221560.UP.FTS.B, 25.03%, 12/10/26 ... 1,817 1,820
L2220844.UP.FTS.B, 25.09%, 12/10/26 ... 1,990 1,995
L2222466.UP.FTS.B, 25.12%, 12/10/26 ... 8,040 8,058
FW2219626.UP.FTS.B, 25.21%, 12/10/26 . 4,474 319
L2222460.UP.FTS.B, 25.39%, 12/10/26 ... 2,446 2,444
L2219737.UP.FTS.B, 25.45%, 12/10/26 ... 1,824 521
L2222516.UP.FTS.B, 25.46%, 12/10/26 ... 789 786
L2218665.UP.FTS.B, 25.47%, 12/10/26 ... 1,937 280
L2222196.UP.FTS.B, 25.5%, 12/10/26 .... 1,842 1,846
L2222524.UP.FTS.B, 25.5%, 12/10/26 .... 2,072 2,076
L2219005.UP.FTS.B, 25.75%, 12/10/26 ... 2,789 2,791
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2219909.UP.FTS.B, 25.83%, 12/10/26 ... $ 2,348 $ 1,382
FW2221345.UP.FTS.B, 26.17%, 12/10/26 . 2,259 1,327
L2220148.UP.FTS.B, 26.68%, 12/10/26 ... 4,390 1,221
FW2221698.UP.FTS.B, 26.97%, 12/10/26 . 6,238 6,241
FW2220970.UP.FTS.B, 26.98%, 12/10/26 . 681 679
FW2219378.UP.FTS.B, 27.07%, 12/10/26 . 9,294 9,315
FW2219807.UP.FTS.B, 27.31%, 12/10/26 . 5,015 358
FW2221994.UP.FTS.B, 27.39%, 12/10/26 . 2,145 153
FW2220411.UP.FTS.B, 27.41%, 12/10/26 . 4,779 2,815
FW2218817.UP.FTS.B, 27.5%, 12/10/26 .. 3,691 3,676
FW2221398.UP.FTS.B, 27.53%, 12/10/26 . 4,099 4,104
FW2221651.UP.FTS.B, 27.6%, 12/10/26 .. 7,720 7,734
FW2220064.UP.FTS.B, 27.61%, 12/10/26 . 1,847 1,850
FW2219635.UP.FTS.B, 27.99%, 12/10/26 . 1,089 1,071
FW2219847.UP.FTS.B, 28.03%, 12/10/26 . 4,634 4,641
FW2220128.UP.FTS.B, 28.06%, 12/10/26 . 3,895 3,904
FW2221547.UP.FTS.B, 28.78%, 12/10/26 . 2,738 2,744
FW2222054.UP.FTS.B, 29.08%, 12/10/26 . 6,268 6,282
FW2218160.UP.FTS.B, 29.47%, 12/10/26 . 3,769 3,778
FW2219414.UP.FTS.B, 29.72%, 12/10/26 . 4,487 4,487
FW2220353.UP.FTS.B, 29.92%, 12/10/26 . 2,372 2,373
FW2221075.UP.FTS.B, 30.26%, 12/10/26 . 2,760 2,767
FW2221564.UP.FTS.B, 30.28%, 12/10/26 . 2,997 3,004
FW2217065.UP.FTS.B, 30.33%, 12/10/26 . 3,550 3,558
FW2221531.UP.FTS.B, 30.36%, 12/10/26 . 2,762 2,768
FW2221439.UP.FTS.B, 30.5%, 12/10/26 .. 1,737 1,741
FW2218883.UP.FTS.B, 30.53%, 12/10/26 . 6,584 460
FW2219219.UP.FTS.B, 30.68%, 12/10/26 . 2,408 2,380
FW2222124.UP.FTS.B, 30.9%, 12/10/26 .. 360 354
FW2215534.UP.FTS.B, 30.92%, 12/10/26 . 830 119
FW2219745.UP.FTS.B, 31.03%, 12/10/26 . 1,821 1,825
FW2218821.UP.FTS.B, 31.13%, 12/10/26 . 1,923 1,925
FW2221543.UP.FTS.B, 31.13%, 12/10/26 . 4,022 579
FW2216231.UP.FTS.B, 31.22%, 12/10/26 . 2,775 2,781
FW2218939.UP.FTS.B, 31.36%, 12/10/26 . 3,173 3,180
FW2219989.UP.FTS.B, 31.38%, 12/10/26 . 3,138 3,143
FW2219361.UP.FTS.B, 31.69%, 12/10/26 . 11,683 11,710
FW2222019.UP.FTS.B, 31.71%, 12/10/26 . 5,604 5,607
FW2219266.UP.FTS.B, 31.97%, 12/10/26 . 27,779 27,843
L2220687.UP.FTS.B, 23.72%, 12/11/26 ... 2,141 2,137
L2219088.UP.FTS.B, 10.44%, 12/13/26 ... 14,856 14,752
FW2219637.UP.FTS.B, 30.65%, 12/13/26 . 2,354 2,358
L2217252.UP.FTS.B, 25.25%, 12/14/26 ... 1,533 1,518
FW2221416.UP.FTS.B, 26.49%, 12/14/26 . 3,097 3,104
FW2218331.UP.FTS.B, 30.75%, 12/14/26 . 4,771 4,781
L2217202.UP.FTS.B, 15.56%, 12/22/26 ... 3,036 3,016
FW2217553.UP.FTS.B, 16.03%, 12/23/26 . 4,348 4,315
FW2213955.UP.FTS.B, 18.45%, 12/24/26 . 6,781 6,394
FW2219222.UP.FTS.B, 31.25%, 12/25/26 . 3,207 464
FW2220958.UP.FTS.B, 32.58%, 12/25/26 . 6,231 6,230
L1612765.UP.FTS.B, 17.19%, 1/23/27 .... 12,565 11,889
L1611110.UP.FTS.B, 20.52%, 1/23/27 .... 12,576 12,691
L1612410.UP.FTS.B, 21.86%, 1/23/27 .... 3,996 600
L1611337.UP.FTS.B, 22.25%, 1/23/27 .... 16,060 1,151
L1612489.UP.FTS.B, 23.23%, 1/23/27 .... 3,256 3,269
L1613013.UP.FTS.B, 25.41%, 1/23/27 .... 1,565 1,581
FW1612781.UP.FTS.B, 27.12%, 1/23/27 .. 8,021 8,056
FW1611792.UP.FTS.B, 28.67%, 1/23/27 .. 5,803 1,712

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1616604.UP.FTS.B, 10.09%, 1/24/27 .... $ 9,486 $ 9,412
L1614273.UP.FTS.B, 14.09%, 1/24/27 .... 8,122 2,098
L1599969.UP.FTS.B, 14.68%, 1/24/27 .... 5,286 5,249
L1616362.UP.FTS.B, 23.47%, 1/24/27 .... 4,673 4,692
L1613119.UP.FTS.B, 24.86%, 1/24/27 .... 11,282 10,696
FW1603076.UP.FTS.B, 25.34%, 1/24/27 .. 28,937 2,072
FW1613124.UP.FTS.B, 26.6%, 1/24/27 ... 13,053 12,494
FW1605600.UP.FTS.B, 29.46%, 1/24/27 .. 6,106 6,166
FW1616426.UP.FTS.B, 30.21%, 1/24/27 .. 1,629 254
FW1615354.UP.FTS.B, 31.17%, 1/24/27 .. 10,318 10,358
L1619050.UP.FTS.B, 15.55%, 1/25/27 .... 2,884 2,868
L1618708.UP.FTS.B, 19.03%, 1/25/27 .... 14,360 14,259
L1618519.UP.FTS.B, 22.51%, 1/25/27 .... 48 9
FW1615921.UP.FTS.B, 28.4%, 1/25/27 ... 14,661 14,729
FW1620982.UP.FTS.B, 29.78%, 1/25/27 .. 26,257 26,142
L1705631.UP.FTS.B, 14.99%, 2/13/27 .... 13,582 991
FW1705472.UP.FTS.B, 19.5%, 2/13/27 ... 5,972 5,922
L1705495.UP.FTS.B, 19.78%, 2/13/27 .... 2,238 2,243
L1705855.UP.FTS.B, 20.56%, 2/13/27 .... 5,271 1,453
L1706676.UP.FTS.B, 24.2%, 2/13/27 .... 13,006 13,034
L1704980.UP.FTS.B, 24.51%, 2/13/27 .... 4,134 1,166
L1705353.UP.FTS.B, 25.94%, 2/13/27 .... 3,089 3,106
L1706613.UP.FTS.B, 27.15%, 2/13/27 .... 6,353 6,390
FW1704840.UP.FTS.B, 30.21%, 2/13/27 .. 2,408 1,419
FW1705686.UP.FTS.B, 30.68%, 2/13/27 .. 3,397 237
L1879662.UP.FTS.B, 19.3%, 3/19/27 .... 18,068 –
FW1877987.UP.FTS.B, 20.97%, 3/19/27 .. 3,185 230
L1876648.UP.FTS.B, 22.83%, 3/19/27 .... 8,819 2,547
L1880795.UP.FTS.B, 23.65%, 3/19/27 .... 2,454 2,345
FW1880786.UP.FTS.B, 24.67%, 3/19/27 .. 4,577 4,366
L1880423.UP.FTS.B, 25.24%, 3/19/27 .... 5,504 5,514
FW1879017.UP.FTS.B, 25.45%, 3/19/27 .. 18,439 2,735
L1879422.UP.FTS.B, 25.49%, 3/19/27 .... 1,616 –
FW1877902.UP.FTS.B, 26.21%, 3/19/27 .. 17,436 1,246
FW1878560.UP.FTS.B, 28.77%, 3/19/27 .. 4,488 650
FW1880356.UP.FTS.B, 28.86%, 3/19/27 .. 2,030 2,031
FW1876796.UP.FTS.B, 29.31%, 3/19/27 .. 19,004 1,331
FW1878756.UP.FTS.B, 30.15%, 3/19/27 .. 2,427 169
FW1876491.UP.FTS.B, 30.62%, 3/19/27 .. 5,444 5,207
FW1880852.UP.FTS.B, 31.2%, 3/19/27 ... 2,556 2,572
FW1876421.UP.FTS.B, 26.08%, 3/27/27 .. 4,599 4,605
FW1876680.UP.FTS.B, 30.74%, 4/03/27 .. 2,921 203
FW1989633.UP.FTS.B, 11.19%, 4/08/27 .. 4,272 4,231
L1998298.UP.FTS.B, 13.53%, 4/08/27 .... 3,510 3,476
L1993049.UP.FTS.B, 14.87%, 4/08/27 .... 15,121 14,977
L1993514.UP.FTS.B, 16.68%, 4/08/27 .... 2,735 1,522
L1990886.UP.FTS.B, 17.65%, 4/08/27 .... 5,435 5,376
L1991140.UP.FTS.B, 17.85%, 4/08/27 .... 3,962 3,914
L1999227.UP.FTS.B, 17.88%, 4/08/27 .... 15,044 8,614
L1989102.UP.FTS.B, 19.31%, 4/08/27 .... 8,901 8,843
L1990660.UP.FTS.B, 20.07%, 4/08/27 .... 9,336 677
FW1995724.UP.FTS.B, 22.43%, 4/08/27 .. 11,535 11,400
L1990332.UP.FTS.B, 24.87%, 4/08/27 .... 10,160 5,976
L1996816.UP.FTS.B, 26.05%, 4/08/27 .... 12,407 12,372
FW1996955.UP.FTS.B, 27.91%, 4/08/27 .. 1,186 1,179
FW1993453.UP.FTS.B, 28.76%, 4/08/27 .. 10,080 10,056
FW1996092.UP.FTS.B, 29.72%, 4/08/27 .. 2,618 2,588
FW1998458.UP.FTS.B, 30.59%, 4/08/27 .. 3,610 253
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1988366.UP.FTS.B, 30.88%, 4/08/27 .. $ 4,640 $ 4,654
FW1990513.UP.FTS.B, 31.11%, 4/08/27 .. 4,058 4,043
FW1995947.UP.FTS.B, 31.02%, 4/17/27 .. 3,417 3,414
FW2073202.UP.FTS.B, 16.18%, 4/18/27 .. 12,083 11,385
L2075589.UP.FTS.B, 16.26%, 4/18/27 .... 5,234 5,190
L2074108.UP.FTS.B, 16.87%, 4/18/27 .... 2,280 2,258
L2070593.UP.FTS.B, 17.59%, 4/18/27 .... 16,131 16,007
L2074593.UP.FTS.B, 18.9%, 4/18/27 .... 1,406 1,395
FW2071863.UP.FTS.B, 19.94%, 4/18/27 .. 38,171 37,574
L2074730.UP.FTS.B, 20.02%, 4/18/27 .... 3,927 3,892
L2072150.UP.FTS.B, 21.62%, 4/18/27 .... 23,031 21,718
L2074432.UP.FTS.B, 21.97%, 4/18/27 .... 2,198 2,199
FW2071024.UP.FTS.B, 22.22%, 4/18/27 .. 18,621 1,338
FW2075442.UP.FTS.B, 22.23%, 4/18/27 .. 6,101 6,039
L2073235.UP.FTS.B, 22.81%, 4/18/27 .... 5,566 5,511
FW2073821.UP.FTS.B, 23.18%, 4/18/27 .. 5,996 5,720
FW2068660.UP.FTS.B, 25.77%, 4/18/27 .. 4,209 1,207
L2072180.UP.FTS.B, 25.94%, 4/18/27 .... 17,621 17,162
FW2072098.UP.FTS.B, 27.42%, 4/18/27 .. 14,101 1,004
FW2075168.UP.FTS.B, 30.19%, 4/18/27 .. 2,941 2,942
FW2069880.UP.FTS.B, 30.4%, 4/18/27 ... 5,006 5,016
FW2074496.UP.FTS.B, 30.71%, 4/18/27 .. 2,902 –
FW2072505.UP.FTS.B, 31.14%, 4/18/27 .. 2,233 2,138
FW2069864.UP.FTS.B, 31.2%, 4/18/27 ... 3,060 3,063
L2214144.UP.FTS.B, 11.27%, 5/09/27 .... 6,650 6,580
L1410942.UP.FTS.B, 18.88%, 5/09/27 .... 7,353 4,201
L2218508.UP.FTS.B, 20.09%, 5/09/27 .... 4,873 1,383
L2217490.UP.FTS.B, 20.86%, 5/09/27 .... 20,619 12,113
L2217932.UP.FTS.B, 21.91%, 5/09/27 .... 11,384 6,490
FW2216167.UP.FTS.B, 23.76%, 5/09/27 .. 5,263 5,241
L2198465.UP.FTS.B, 24.17%, 5/09/27 .... 3,988 3,978
FW2217399.UP.FTS.B, 24.73%, 5/09/27 .. 6,084 6,076
L2218678.UP.FTS.B, 25.2%, 5/09/27 .... 1,973 142
L2216524.UP.FTS.B, 25.42%, 5/09/27 .... 8,459 8,413
FW2214150.UP.FTS.B, 26.84%, 5/09/27 .. 1,908 1,903
FW1410803.UP.FTS.B, 28.82%, 5/09/27 .. 5,068 1,445
FW2214667.UP.FTS.B, 30.92%, 5/09/27 .. 4,865 340
FW2218340.UP.FTS.B, 31.07%, 5/09/27 .. 7,582 2,120
L2218865.UP.FTS.B, 12.56%, 5/10/27 .... 2,343 2,319
L2211511.UP.FTS.B, 12.64%, 5/10/27 .... 41,742 22,193
FW2219474.UP.FTS.B, 13.95%, 5/10/27 .. 8,429 8,355
L2220695.UP.FTS.B, 14.81%, 5/10/27 .... 3,955 1,004
L2221125.UP.FTS.B, 15.5%, 5/10/27 ..... 1,565 1,549
L2219741.UP.FTS.B, 18.33%, 5/10/27 .... 4,440 2,542
L2221646.UP.FTS.B, 18.79%, 5/10/27 .... 7,709 7,617
FW2218896.UP.FTS.B, 19.03%, 5/10/27 .. 7,131 4,060
L2220292.UP.FTS.B, 21.61%, 5/10/27 .... 8,750 5,166
L2221731.UP.FTS.B, 23.05%, 5/10/27 .... 5,327 5,335
L2222302.UP.FTS.B, 24.68%, 5/10/27 .... 4,135 4,122
L2219046.UP.FTS.B, 24.89%, 5/10/27 .... 5,248 5,224
FW2220337.UP.FTS.B, 25.2%, 5/10/27 ... 3,486 248
L2219250.UP.FTS.B, 27.55%, 5/10/27 .... 21,046 2,989
FW2219943.UP.FTS.B, 28.3%, 5/10/27 ... 9,868 2,762
FW2221942.UP.FTS.B, 29.08%, 5/10/27 .. 16,999 –
FW2218780.UP.FTS.B, 29.8%, 5/10/27 ... 4,760 2,822
FW2222345.UP.FTS.B, 30.23%, 5/10/27 .. 2,493 2,458
FW2220084.UP.FTS.B, 30.41%, 5/10/27 .. 1,673 1,671
FW2216510.UP.FTS.B, 30.91%, 5/10/27 .. 6,236 436

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2219211.UP.FTS.B, 31.11%, 5/10/27 .. $ 3,983 $ 3,980
FW2219137.UP.FTS.B, 32.32%, 5/10/27 .. 6,339 6,357
L2222173.UP.FTS.B, 23.88%, 5/14/27 .... 12,254 1,782
FW2219236.UP.FTS.B, 30.82%, 5/25/27 .. 1,727 1,727
FW1613781.UP.FTS.B, 20.91%, 6/24/27 .. 149 147
L1617729.UP.FTS.B, 24.84%, 6/24/27 .... 2,175 95
L1619343.UP.FTS.B, 16.69%, 6/25/27 .... 7,806 7,778
FW1620587.UP.FTS.B, 20.68%, 6/25/27 .. 45,069 –
FW1705037.UP.FTS.B, 26.99%, 7/13/27 .. 1,524 1,503
L1879796.UP.FTS.B, 25.24%, 8/19/27 .... 2,354 167
L1988413.UP.FTS.B, 19.1%, 9/08/27 .... 1,265 1,253
L1996074.UP.FTS.B, 24%, 9/08/27 ...... 10,608 3,013
FW1992674.UP.FTS.B, 30.71%, 9/08/27 .. 1,564 1,542
L2074857.UP.FTS.B, 16.11%, 9/18/27 .... 15,449 15,268
FW2072528.UP.FTS.B, 30.61%, 9/18/27 .. 1,550 449
L2217220.UP.FTS.B, 24.27%, 10/09/27 ... 4,602 4,533
FW2217284.UP.FTS.B, 26.82%, 10/09/27 . 3,810 3,764
FW2216935.UP.FTS.B, 30.07%, 10/09/27 . 1,044 147
L2221415.UP.FTS.B, 11.88%, 10/10/27 ... 5,008 1,250
FW2221749.UP.FTS.B, 30.5%, 10/10/27 .. 969 969
L1700175.UP.FTS.B, 15.87%, 9/13/28 .... 12,101 12,061
L1703901.UP.FTS.B, 26.94%, 9/13/28 .... 8,228 8,299
L2074618.UP.FTS.B, 27.13%, 4/18/29 .... 3,305 3,301
6,764,053
Total Marketplace Loans (Cost $56,018,356) ....
$48,961,503

Franklin Investors Securities Trust
Schedule of Investments, October 31, 2023
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

At October 31, 2023, the Fund had the following futures contracts outstanding. See Note 1 ( e ).
At October 31, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1 ( e ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 22 $ 2,335,781 12/19/23 $ 85,734
U.S. Treasury 10 Year Ultra Notes ................ Short 231 25,139,297 12/19/23 221,813
U.S. Treasury 2 Year Notes ..................... Long 1,265 256,063,673 12/29/23 (976,314)
U.S. Treasury 5 Year Notes ..................... Long 2,677 279,683,759 12/29/23 (4,320,954)
U.S. Treasury Long Bonds ..................... Short 382 41,805,125 12/19/23 (310,944)
Total Futures Contracts ...................................................................... $(5,300,665)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Japanese Yen ...... JPHQ Buy 1,145,000,000 7,832,174 1/09/24 $ — $ (188,567)
Euro ............. JPHQ Buy 29,232,000 30,933,887 2/26/24 167,466 —
Euro ............. JPHQ Sell 29,252,000 32,028,512 2/26/24 905,880 —
Total Forward Exchange Contracts ................................................... $1,073,346 $(188,567)
Net unrealized appreciation (depreciation) ............................................ $884,779
*
In U.S. dollars unless otherwise indicated.
*
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements

At October 31, 2023, the Fund had the following credit default swap contracts outstanding. See Note 1(e).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CDX.NA.HY.40 . (5.00)% Quarterly 6/20/28 127,970,000 $ (1,077,883) $ (1,033,442) $ (44,441)
Total Centrally Cleared Swap Contracts ..................................... $(1,077,883) $(1,033,442) $(44,441)
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 12,580,000 (1,957,792) (1,657,155) (300,637) B-
Traded Index
(e)
BNP Paribas
Bespoke
Haverhill Index,
Mezzanine
Tranche 5-10% 4.10% Quarterly BNDP 12/20/23 4,250,000 EUR 28,068 — 28,068
Non-
Investment
Grade
CDX.NA.HY.31 . 5.00% Quarterly CITI 12/20/23 40,000,000 500,805 (150,464) 651,269
Non-
Investment
Grade
CDX.NA.HY.33 . 5.00% Quarterly CITI 12/20/24 37,700,000 1,101,523 (102,285) 1,203,808
Non-
Investment
Grade
CDX.NA.IG.31 .. 1.00% Quarterly CITI 12/20/23 13,900,000 (47,464) (52,654) 5,190
Investment
Grade
(e)
Citibank
Bespoke Kenai
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/23 28,800,000 (6,089,041) (593,449) (5,495,592)
Non-
Investment
Grade
(e)
Citibank
Bespoke
Rotorua Index,
Mezzanine
Tranche 5-10% 3.60% Quarterly CITI 12/20/23 8,300,000 37,714 — 37,714
Non-
Investment
Grade
MCDX.
NA.MAIN.31 . 1.00% Quarterly CITI 12/20/23 2,325,000 4,258 632 3,626
Investment
Grade
Total OTC Swap Contracts .............................................. $(6,421,929) $(2,555,375) $(3,866,554)
Total Credit Default Swap Contracts .................................... $(7,499,812) $ (3,588,817) $(3,910,995)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Franklin Investors Securities Trust
Schedule of Investments
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report

At October 31, 2023, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).
See Note  10  regarding other derivative information.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.924% ... Annual 8/12/27 34,300,000 $ 3,395,727 $ 2,134 $ 3,393,593
Total Interest Rate Swap Contracts ............................... $3,395,727 $ 2,134 $3,393,593
*
In U.S. dollars unless otherwise indicated.
See Abbreviations on page 342 .

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
October 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $1,261,892,247 $68,787,010 $2,101,201,861
Cost - Controlled affiliates (Note 3 f ) .......................... — — 50,162,114
Cost - Non-controlled affiliates (Note 3 f and 11 ) ................. 144,556,570 19,752,974 43,685,347
Cost - Unaffiliated repurchase agreements .................... 74,400,821 — 36,289,613
Value - Unaffiliated issuers (Includes securities loaned of $9,010,560,
$— and $—, respectively) ................................. $1,211,912,267 $65,050,237 $2,025,999,810
Value - Controlled affiliates (Note 3 f ) ......................... — — 49,548,481
Value - Non-controlled affiliates (Note 3 f and 11 ) ................ 154,314,133 19,752,974 43,685,347
Value - Unaffiliated repurchase agreements .................... 74,400,821 — 36,289,613
Cash .................................................. 5,996,419 — 2,044,862
Foreign currency, at value (cost $–, $– and $519,832 , respectively) ... — — 512,139
Receivables:
Investment securities sold ................................. 12,968,922 640,406 366,587
Capital shares sold ...................................... 3,022,630 — 3,310,163
Dividends and interest ................................... 7,859,286 677,601 12,007,304
Deposits with brokers for:
OTC derivative contracts ................................ — — 3,480,000
Futures contracts ...................................... — — 4,839,879
Variation margin on centrally cleared swap contracts ............. — — 61,491
OTC swap contracts (upfront payments $–, $– and $124,409,
respectively) ............................................ — — 3,377
Unrealized appreciation on OTC forward exchange contracts ........ — — 1,209,951
Unrealized appreciation on OTC swap contracts .................. — — 932,120
Unrealized appreciation on unfunded loan commitments (Not e 9) ..... 5,028 — —
Offering costs ........................................... — 48,444 —
Total assets ........................................ 1,470,479,506 86,169,662 2,184,291,124
Liabilities:
Payables:
Investment securities purchased ............................ 71,218,633 19,833,437 —
Capital shares redeemed ................................. 6,504,918 — 4,430,152
Management fees ....................................... 647,243 — 325,698
Distribution fees ........................................ 229,570 — 338,627
Transfer agent fees ...................................... 267,779 154 363,545
Trustees' fees and expenses ............................... 366 105 25
Distributions to shareholders ............................... 1,112,041 — 37,934
Variation margin on futures contracts ......................... — — 488,877
OTC swap contracts (upfront receipts $–, $– and $6,612,618 , respectively ) ............................................ — — 1,282,217
Unrealized depreciation on OTC swap contracts .................. — — 2,719,794
Unrealized depreciation on OTC forward exchange contracts ........ — — 11,392
Accrued expenses and other liabilities ......................... 144,816 128,209 455,362
Total liabilities ....................................... 80,125,366 19,961,905 10,453,623
Net assets, at value ............................... $1,390,354,140 $66,207,757 $2,173,837,501
Net assets consist of:
Paid-in capital ........................................... $1,993,551,934 $69,988,544 $2,599,521,346
Total distributable earnings (losses) ........................... (603,197,794) (3,780,787) (425,683,845)
Net assets, at value ............................... $1,390,354,140 $66,207,757 $2,173,837,501

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Class A:
Net assets, at value ..................................... $873,366,908 $— $1,471,021,371
Shares outstanding ...................................... 114,477,058 — 167,990,790
Net asset value per share
a
................................ $7.63 $— $8.76
Maximum offering price per share (net asset value per share ÷ 97.75%,
—% and 97.75% , respectively ) ............................. $7.81 $— $8.96
Class C:
Net assets, at value ..................................... $80,605,642 $— $44,178,369
Shares outstanding ...................................... 10,562,456 — 5,069,760
Net asset value and maximum offering price per share
a
........... $7.63 $— $8.71
Class R:
Net assets, at value ..................................... $— $— $303,002
Shares outstanding ...................................... — — 34,630
Net asset value and maximum offering price per share ........... $— $— $8.75
Class R6:
Net assets, at value ..................................... $117,288,521 $66,207,757 $483,828,438
Shares outstanding ...................................... 15,349,307 7,145,923 54,889,031
Net asset value and maximum offering price per share ........... $7.64 $9.27 $8.81
Advisor Class:
Net assets, at value ..................................... $319,093,069 $— $174,506,321
Shares outstanding ...................................... 41,806,197 — 19,817,333
Net asset value and maximum offering price per share ........... $7.63 $— $8.81
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $446,372,502 $3,407,421,694
Cost - Controlled affiliates (Note 3 f ) ........................................... — 350,441,099
Cost - Non-controlled affiliates (Note 3 f and 11 ) .................................. 9,206,156 147,915,675
Value - Unaffiliated issuers (Includes securities loaned of $— and $975,055, respectively) .. $430,471,632 $3,028,145,849
Value - Controlled affiliates (Note 3 f ) .......................................... — 274,724,000
Value - Non-controlled affiliates (Note 3 f and 11 ) ................................. 9,206,156 145,292,286
Cash ................................................................... — 1,493,464
Receivables:
Investment securities sold .................................................. 2,010,170 43,443,061
Capital shares sold ....................................................... 321,855 1,401,826
Dividends and interest .................................................... 2,299,453 17,413,123
Deposits with brokers for:
OTC derivative contracts ................................................. — 7,550,000
TBA transactions ....................................................... — 3,174,180
Futures contracts ....................................................... 347,009 3,584,385
OTC swap contracts (upfront payments $– and $102,462, respectively) ................. — 632
Unrealized appreciation on OTC forward exchange contracts ......................... — 1,073,346
Unrealized appreciation on OTC swap contracts ................................... — 1,929,675
Deferred tax benefit ........................................................ — 95,813
Total assets ......................................................... 444,656,275 3,529,321,640
Liabilities:
Payables:
Investment securities purchased ............................................. — 432,573,007
Capital shares redeemed .................................................. 812,606 5,702,800
Management fees ........................................................ 63,804 942,976
Distribution fees ......................................................... 72,481 556,619
Transfer agent fees ....................................................... 110,686 673,566
Trustees' fees and expenses ................................................ 12 22
Pricing fees ............................................................ 76,703 131,797
Distributions to shareholders ................................................ 57,651 94,179
Variation margin on futures contracts .......................................... 39,218 439,426
Variation margin on centrally cleared swap contracts .............................. — 288,648
OTC swap contracts (upfront receipts $– and $13,609,118 , respectively ) ................ — 2,556,007
Unrealized depreciation on OTC swap contracts ................................... — 5,796,229
Unrealized depreciation on OTC forward exchange contracts ......................... — 188,567
Accrued expenses and other liabilities .......................................... 86,392 448,605
Total liabilities ........................................................ 1,319,553 450,392,448
Net assets, at value ................................................ $443,336,722 $3,078,929,192
Net assets consist of:
Paid-in capital ............................................................ $619,011,948 $4,139,269,277
Total distributable earnings (losses) ............................................ (175,675,226) (1,060,340,085)
Net assets, at value ................................................ $443,336,722 $3,078,929,192

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Class A:
Net assets, at value ...................................................... $284,318,807 $2,494,183,225
Shares outstanding ....................................................... 38,283,901 320,841,670
Net asset value per share
a
................................................. $7.43 $7.77
Maximum offering price per share (net asset val ue per share ÷ 97. 75 % and 96. 25% , respectively) ............................................................ $7.60 $8.07
Class A1:
Net assets, at value ...................................................... $47,732,342 $—
Shares outstanding ....................................................... 6,429,011 —
Net asset value per share
a
................................................. $7.42 $—
Maximum offering price per share (net asset value per share ÷ 97.75% and —% , respectively ) ............................................................ $7.59 $—
Class C:
Net assets, at value ...................................................... $13,586,037 $30,818,968
Shares outstanding ....................................................... 1,830,782 3,998,545
Net asset value and maximum offering price per share
a
............................ $7.42 $7.71
Class R:
Net assets, at value ...................................................... $— $7,335,948
Shares outstanding ....................................................... — 947,909
Net asset value and maximum offering price per share ............................ $— $7.74
Class R6:
Net assets, at value ...................................................... $20,265,204 $390,582,358
Shares outstanding ....................................................... 2,723,947 49,871,173
Net asset value and maximum offering price per share ............................ $7.44 $7.83
Advisor Class:
Net assets, at value ...................................................... $77,434,332 $156,008,693
Shares outstanding ....................................................... 10,417,222 19,946,726
Net asset value and maximum offering price per share ............................ $7.43 $7.82
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
for the year ended October 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
a
Franklin Low
Duration Total
Return Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $620,760 $— $—
Controlled affiliates (Note 3 f ) ............................... — — 8,832,044
Non-controlled affiliates (Note 3 f and 11 ) ...................... 7,854,010 7,258 1,781,345
Interest: (net of foreign taxes of $—, $— and $47,857, respectively)
Unaffiliated issuers ...................................... 111,471,761 546,394 92,650,047
Non-controlled affiliates (Note 3 f and 11 ) ...................... 334,086 — —
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... (11,335) — (605)
Non-controlled affiliates (Note 3 f ) ........................... 99,852 — 1,261
Total investment income ................................. 120,369,134 553,652 103,264,092
Expenses:
Management fees (Note 3 a ) ................................. 7,489,048 28,365 12,175,066
Distribution fees: (Note 3c )
    Class A .............................................. 2,082,742 — 4,040,005
    Class C .............................................. 533,042 — 344,827
    Class R .............................................. — — 1,367
Transfer agent fees: (Note 3e )
    Class A .............................................. 1,012,500 — 1,795,637
    Class C .............................................. 100,324 — 59,036
    Class R .............................................. — — 302
    Class R6 ............................................. 1,310 1,039 119,237
    Advisor Class .......................................... 292,699 — 221,424
Custodian fees (Note 4 ) .................................... — 216 27,827
Reports to shareholders fees ................................ (49,397) 4,782 232,102
Registration and filing fees .................................. 156,807 — 182,890
Professional fees ......................................... 129,591 41,694 179,155
Trustees' fees and expenses ................................ 15,512 118 30,497
Organization costs ........................................ — 20,000 —
Amortization of offering costs (Note 1l) ......................... — 11,456 —
Marketplace lending fees (Note 1i) ............................ — — 1,291,034
Other .................................................. 44,616 2,068 408,248
Total expenses ....................................... 11,808,794 109,738 21,108,654
Expense reductions (Note 4 ) ............................. — — (23,374)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (386,090) (28,365) (7,346,514)
Net expenses ....................................... 11,422,704 81,373 13,738,766
Net investment income .............................. 108,946,430 472,279 89,525,326

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
(continued)
for the year ended October 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
a
Franklin Low
Duration Total
Return Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (24,346,436) (61,249) (59,061,001)
Controlled affiliates (Note 3f ) ............................. — — (8,343,951)
Non-controlled affiliates (Note 3 f and 11 ) .................... 4,660,224 — —
Foreign currency transactions .............................. (341,919) — 253,954
Forward exchange contracts ............................... — — 2,682,861
Futures contracts ....................................... — — (17,456,243)
Swap contracts ......................................... — — (4,433,277)
Net realized gain (loss) ................................ (20,028,131) (61,249) (86,357,657)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 64,098,961 (3,736,773) 92,731,281
Controlled affiliates (Note 3 f ) ............................. — — (613,633)
Non-controlled affiliates (Note 3 f and 11 ) .................... 12,636,691 — 13,546,135
Translation of other assets and liabilities denominated in foreign currencies ........................................... — — 94,343
Unfunded loan commitments ............................... 651,264 — —
Forward exchange contracts ............................... — — (7,004,599)
Futures contracts ....................................... — — 5,006,251
Swap contracts ......................................... — — 3,526,165
Net change in unrealized appreciation (depreciation) .......... 77,386,916 (3,736,773) 107,285,943
Net realized and unrealized gain (loss) .......................... 57,358,785 (3,798,022) 20,928,286
Net increase (decrease) in net assets resulting from operations ........ $166,305,215 $(3,325,743) $110,453,612
a
For the period August 22, 2023 (commencement of operations) to October 31, 2023.

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
(continued)
for the year ended October 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Investment income:
Dividends:
Unaffiliated issuers ....................................................... $— $268,090
Controlled affiliates (Note 3 f ) ................................................ — 12,270,065
Non-controlled affiliates (Note 3 f and 11 ) ....................................... 457,167 15,122,922
Interest:
Unaffiliated issuers:
Paydown gain (loss) .................................................... (3,160,939) 846,899
Paid in cash
b
.......................................................... 19,487,227 119,116,052
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... — 1,459
Non-controlled affiliates (Note 3 f ) ............................................ — 6,923
Total investment income .................................................. 16,783,455 147,632,410
Expenses:
Management fees (Note 3 a ) .................................................. 2,451,555 16,453,483
Distribution fees: (Note 3c )
    Class A ............................................................... 784,295 6,757,135
    Class A1 .............................................................. 51,582 —
    Class C ............................................................... 111,784 525,669
    Class R ............................................................... — 43,082
Transfer agent fees: (Note 3e )
    Class A ............................................................... 525,754 3,459,126
    Class A1 .............................................................. 86,111 —
    Class C ............................................................... 29,078 104,574
    Class R ............................................................... — 11,053
    Class R6 .............................................................. 11,239 103,915
    Advisor Class ........................................................... 139,895 219,327
Custodian fees (Note 4 ) ..................................................... 5,288 32,867
Reports to shareholders fees ................................................. 53,488 475,837
Registration and filing fees ................................................... 59,536 130,536
Professional fees .......................................................... 149,526 189,777
Trustees' fees and expenses ................................................. 6,626 42,627
Marketplace lending fees (Note 1 i ) ............................................. — 1,457,844
Interest expense .......................................................... 727 —
Other ................................................................... 127,547 451,148
Total expenses ........................................................ 4,594,031 30,458,000
Expense reductions (Note 4 ) .............................................. (4,080) (553)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (770,255) (3,843,387)
Net expenses ........................................................ 3,819,696 26,614,060
Net investment income ............................................... 12,963,759 121,018,350

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
(continued)
for the year ended October 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... (9,891,978) (124,966,757)
Controlled affiliates (Note 3f ) .............................................. — (9,274,403)
Non-controlled affiliates (Note 3 f and 11 ) ..................................... — (2,228,325)
Foreign currency transactions ............................................... — 249,092
Forward exchange contracts ................................................ — (3,975,019)
Futures contracts ........................................................ (391,262) (18,366,017)
Swap contracts .......................................................... — (18,019,245)
Net realized gain (loss) ................................................. (10,283,240) (176,580,674)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 9,920,586 77,198,390
Controlled affiliates (Note 3f ) .............................................. — 5,347,850
Non-controlled affiliates (Note 3 f and 11 ) ..................................... — 8,855,109
Translation of other assets and liabilities denominated in foreign currencies ............. — (309)
Forward exchange contracts ................................................ — (7,391,267)
Futures contracts ........................................................ 355,975 16,311,205
Swap contracts .......................................................... — 11,748,671
Net change in unrealized appreciation (depreciation) ........................... 10,276,561 112,069,649
Net realized and unrealized gain (loss) ........................................... (6,679) (64,511,025)
Net increase (decrease) in net assets resulting from operations ......................... $12,957,080 $56,507,325
b
Includes amortization of premium and accretion of discount.

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Floating Rate Daily Access Fund
Franklin Long
Duration Credit Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
a
Increase (decrease) in net assets:
Operations:
Net investment income .............................. $108,946,430 $74,125,244 $472,279
Net realized gain (loss) .............................. (20,028,131) (40,751,365) (61,249)
Net change in unrealized appreciation (depreciation) ........ 77,386,916 (91,816,518) (3,736,773)
Net increase (decrease) in net assets resulting from
operations ................................... 166,305,215 (58,442,639) (3,325,743)
Distributions to shareholders:
Class A .......................................... (67,380,157) (40,293,158) —
Class C .......................................... (6,288,208) (4,262,593) —
Class R6 ......................................... (11,740,781) (5,386,766) (466,500)
Advisor Class ..................................... (20,229,545) (25,031,018) —
Total distributions to shareholders ....................... (105,638,691) (74,973,535) (466,500)
Capital share transactions: (Note 2 )
Class A .......................................... 6,334,471 95,312,388 —
Class C .......................................... (12,682,250) (2,836,292) —
Class R6 ......................................... (91,423,965) 185,664,438 70,000,000
Advisor Class ..................................... 7,074,979 (87,885,915) —
Total capital share transactions ......................... (90,696,765) 190,254,619 70,000,000
Net increase (decrease) in net assets ................ (30,030,241) 56,838,445 66,207,757
Net assets:
Beginning of year .................................... 1,420,384,381 1,363,545,936 —
End of year ........................................ $1,390,354,140 $1,420,384,381 $66,207,757
a
For the period August 22, 2023 (commencement of operations) to October 31, 2023.

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Low Duration Total Return Fund
Franklin Low Duration U.S. Government
Securities Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $89,525,326 $50,822,733 $12,963,759 $1,710,509
Net realized gain (loss) ............ (86,357,657) (49,546,476) (10,283,240) 118,180
Net change in unrealized appreciation
(depreciation) ................. 107,285,943 (169,963,230) 10,276,561 (26,494,195)
Net increase (decrease) in net
assets resulting from operations . 110,453,612 (168,686,973) 12,957,080 (24,665,506)
Distributions to shareholders:
Class A ........................ (60,114,911) (55,505,991) (10,206,136) (4,349,126)
Class A1 ....................... — — (1,764,658) (770,177)
Class C ........................ (1,779,542) (2,072,444) (481,704) (196,281)
Class R ........................ (9,432) (4,813) — —
Class R6 ....................... (22,632,127) (20,205,434) (858,315) (510,734)
Advisor Class ................... (7,876,607) (7,318,348) (2,939,772) (1,319,641)
Total distributions to shareholders ..... (92,412,619) (85,107,030) (16,250,585) (7,145,959)
Capital share transactions: (Note 2 )
Class A ........................ (267,236,877) (18,996,907) (67,204,335) (58,500,009)
Class A1 ....................... — — (6,950,555) (8,723,410)
Class C ........................ (18,742,695) (30,179,718) (7,882,453) (13,270,248)
Class R ........................ 127,578 (6,923) — —
Class R6 ....................... (121,871,187) 113,486,515 (9,081,349) (10,496,307)
Advisor Class ................... (25,478,070) (32,023,097) (21,781,251) 18,097,433
Total capital share transactions ....... (433,201,251) 32,279,870 (112,899,943) (72,892,541)
Net increase (decrease) in net
assets ..................... (415,160,258) (221,514,133) (116,193,448) (104,704,006)
Net assets:
Beginning of year .................. 2,588,997,759 2,810,511,892 559,530,170 664,234,176
End of year ...................... $2,173,837,501 $2,588,997,759 $443,336,722 $559,530,170

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Total Return Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $121,018,350 $107,919,563
Net realized gain (loss) ................................................. (176,580,674) (316,010,300)
Net change in unrealized appreciation (depreciation) ........................... 112,069,649 (614,320,143)
Net increase (decrease) in net assets resulting from operations ................ 56,507,325 (822,410,880)
Distributions to shareholders:
Class A ............................................................. (89,525,537) (95,689,275)
Class C ............................................................. (2,443,232) (2,897,196)
Class R ............................................................. (265,784) (281,144)
Class R6 ............................................................ (16,264,861) (16,884,985)
Advisor Class ........................................................ (6,064,374) (6,503,263)
Distributions to shareholders from tax return of capital:
Class A ............................................................. — (1,093,187)
Class C ............................................................. — (33,099)
Class R ............................................................. — (3,212)
Class R6 ............................................................ — (192,900)
Advisor Class ........................................................ — (74,295)
Total distributions to shareholders .......................................... (114,563,788) (123,652,556)
Capital share transactions: (Note 2 )
Class A ............................................................. (175,192,116) (408,157,005)
Class C ............................................................. (61,491,375) (23,533,054)
Class R ............................................................. (1,380,651) (1,404,906)
Class R6 ............................................................ (35,606,769) (48,137,918)
Advisor Class ........................................................ (16,265,094) (9,509,531)
Total capital share transactions ............................................ (289,936,005) (490,742,414)
Net increase (decrease) in net assets ................................... (347,992,468) (1,436,805,850)
Net assets:
Beginning of year ....................................................... 3,426,921,660 4,863,727,510
End of year ........................................................... $3,078,929,192 $3,426,921,660

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Investors Securities Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
eight separate funds, five of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The classes of shares offered within each of the Funds are indicated below. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Effective August 22, 2023, the Trust began offering shares of
Franklin Long Duration Credit Fund.
Class A, Class C, Class R6 & Advisor Class
Franklin Floating Rate Daily Access Fund
Class A, Class R, Class R6 & Advisor Class
Franklin Long Duration Credit Fund
Class A, Class C, Class R, Class R6 & Advisor Class
Franklin Low Duration Total Return Fund
Franklin Total Return Fund
Class A, Class A1, Class C, Class R6 & Advisor Class
Franklin Low Duration U.S. Government Securities Fund
a
a
Effective March 1, 2023, Franklin Adjustable U.S. Government Securities Fund
was renamed Franklin Low Duration U.S. Government Securities Fund.
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use
various techniques including industry standard option pricing models and proprietary discounted cash flow models to
determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At October 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at year end, as
indicated in the Schedules of Investments, had been entered
into on October 31, 2023.
d. Securities Purchased on Delayed Delivery and TBA
Basis
Certain or all Funds purchase securities on a delayed
delivery and to-be-announced (TBA) basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the
securities, they may sell the securities before the settlement date. Collateral has been pledged and/or received for open
TBA trades.
e. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce
their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

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Notes to Financial Statements

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by the counterparty may result in an immediate payment by
the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Funds' investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable
in the Statements of Assets and Liabilities. At October 31,
2023, Franklin Floating Rate Daily Access Fund and Franklin
Long Duration Credit Fund had no futures contracts.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage and/or gain exposure to
certain foreign currencies. A forward exchange contract is
an agreement between the Fund and a counterparty to buy
or sell a foreign currency at a specific exchange rate on a
future date. At October 31, 2023, Franklin Floating Rate
Daily Access Fund, Franklin Long Duration Credit Fund and
Franklin Low Duration U.S. Government Securities Fund had
no forward exchange contracts.
Certain or all Funds entered into credit default swap
contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the
Fund and a counterparty whereby the buyer of the contract
receives credit protection and the seller of the contract
guarantees the credit worthiness of a referenced debt
obligation. These agreements may be privately negotiated in
the over-the-counter market (OTC credit default swaps) or
may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may be a
single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap
contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional
amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount.
For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in
fair value is accounted for as a variation margin payable
or receivable in the Statements of Assets and Liabilities.
Over the term of the contract, the buyer pays the seller
a periodic stream of payments, provided that no event of
default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statements of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statements of Operations. At October 31,
2023, Franklin Floating Rate Daily Access Fund, Franklin
Long Duration Credit Fund and Franklin Low Duration U.S.
Government Securities Fund had no credit default swap
contracts.
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

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Notes to Financial Statements

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Certain or all Funds entered into interest rate swap contra cts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty
to exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time they are realized. At October 31, 2023, Franklin Floating Rate
Daily Access Fund, Franklin Long Duration Credit Fund,
Franklin Low Duration Total Return Fund and Franklin Low
Duration U.S. Government Securities Fund had no interest
rate swap contracts.
Certain or all Funds entered into OTC total return swap
contracts primarily to manage and/or gain exposure to credit risk of an underlying instrument such as a stock, bond,
index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to
exchange a return linked to an underlying instrument for a
floating or fixed rate payment, both based upon a notional
amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss. At October 31, 2023, Franklin Floating
Rate Daily Access Fund, Franklin Long Duration Credit
Fund, Franklin Low Duration Total Return Fund, Franklin
Low Duration U.S. Government Securities Fund and Franklin
Total Return Fund had no total return swap contracts.
Certain or all Funds purchased or wrote OTC option
contracts primarily to manage and/or gain exposure to
interest rate. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an
asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to
close the position is recorded as a realized gain or loss. At
October 31, 2023, Franklin Floating Rate Daily Access Fund,
Franklin Long Duration Credit Fund, Franklin Low Duration
Total Return Fund, Franklin Low Duration U.S. Government
Securities Fund and Franklin Total Return Fund had no
option contracts.
See Note 10 regarding other derivative information.
f. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received
is deposited into a joint cash account with other funds
and is used to invest in a money market fund managed
by Franklin Advisers, Inc., an affiliate of the Funds, and/
or a joint repurchase agreement. Additionally, at October
31, 2023, Franklin Floating Rate Daily Access Fund and
Franklin Total Return Fund held $9,194,750 and $1,026,093,
respectively, in U.S. Government and Agency securities
as collateral. These securities are held as collateral in
segregated accounts with the Funds' custodian. The Fund
cannot repledge or resell these securities held as collateral.
As such, the non-cash collateral is excluded from the
Statements of Assets and Liabilities. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default by
a third party borrower. At October 31, 2023, Franklin Long
Duration Credit Fund, Franklin Low Duration Total Return
Fund and Franklin Low Duration U.S. Government Securities
Fund had no securities on loan.
g. Mortgage Dollar Rolls
Certain or all Funds enter into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements
between the Fund and a financial institution where the Fund
sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
h. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank, or the London Interbank Offered Rate
(LIBOR), or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally readily marketable,
but may be subject to certain restrictions on resale.
i. Marketplace Lending
Certain or all Funds invest in loans obtained through
marketplace lending. Marketplace lending, sometimes
referred to as peer-to-peer lending, is a method of financing in which a platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional
forms of debt financing. Prospective borrowers are required
to provide certain financial information to the platform,
including, but not limited to, the intended purpose of the
loan, income, employment information, credit score, debt-
to-income ratio, credit history (including defaults and
delinquencies) and home ownership status. Based on this
and other information, the platform assigns its own credit
rating to the borrower and sets the interest rate for the
requested loan. The platform then posts the borrowing
requests online, giving investors the opportunity to purchase the loans based on factors such as the interest rates and
expected yields of the loans, the borrower background data,
and the credit rating assigned by the platform.
When the Funds invest in these loans, they usually purchase
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the
Funds, less any servicing fees assessed. The servicer is
typically responsible for taking actions against a borrower
in the event of a default on the loan. Servicing fees, along with other administration fees, are included in marketplace
lending fees in the Statements of Operations. The Funds,
as investors in a loan, would be entitled to receive payment only from the borrower and would not be able to recover
any deficiency from the platform, except under very narrow
circumstances. The loans in which the Funds may invest are
unsecured.
j. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
1. Organization and Significant Accounting Policies
(continued)
f. Securities Lending
(continued)

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Notes to Financial Statements

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The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2023, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
k. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded separately on the Statements of Operations.
Certain or all Funds may receive other income from
investments in senior secured corporate loans or unfunded
commitments, including amendment fees, consent fees or
commitment fees. These fees are recorded as income when
received by the Fund. Facility fees are recognized as income over the expected term of the loan. Dividend income and
realized gain distributions are recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Funds. Dividends from net investment income are normally
declared daily; these dividends may be reinvested or paid
monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Net investment income, excluding class specific expenses,
is allocated daily to each class of shares based upon the
relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each
class of shares based upon the relative proportion of net
assets of each class. Differences in per share distributions by class are generally due to differences in class specific
expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statements of Operations.
l. Organization and Offering Costs
Organization costs were expensed as incurred. Offering
costs are amortized on a straight line basis over twelve
months.
m. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
j. Income and Deferred Taxes
(continued)

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Notes to Financial Statements

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n. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Floating Rate Daily
Access Fund
Franklin Long Duration Credit
Fund
a
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended October 31, 2023
Shares sold
b
................................... 27,387,103 $206,459,760 — $—
Shares issued in reinvestment of distributions .......... 8,420,096 63,329,198 — —
Shares redeemed ............................... (35,114,593) (263,454,487) — —
Net increase (decrease) .......................... 692,606 $6,334,471 — $—
Year ended October 31, 2022
Shares sold
b
................................... 41,457,925 $321,182,786 — $—
Shares issued in reinvestment of distributions .......... 4,996,107 37,843,340 — —
Shares redeemed ............................... (34,558,349) (263,713,738) — —
Net increase (decrease) .......................... 11,895,683 $95,312,388 — $—
Class C
Class C Shares:
Year ended October 31, 2023
Shares sold ................................... 2,794,924 $21,052,363 — $—
Shares issued in reinvestment of distributions .......... 808,394 6,077,848 — —
Shares redeemed
b
.............................. (5,315,439) (39,812,461) — —
Net increase (decrease) .......................... (1,712,121) $(12,682,250) — $—
Year ended October 31, 2022
Shares sold ................................... 5,224,361 $40,518,153 — $—
Shares issued in reinvestment of distributions .......... 543,665 4,121,391 — —
Shares redeemed
b
.............................. (6,209,779) (47,475,836) — —
Net increase (decrease) .......................... (441,753) $(2,836,292) — $—
Class R6
1. Organization and Significant Accounting Policies
(continued)

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Franklin Floating Rate Daily
Access Fund
Franklin Long Duration Credit
Fund
a
Shares Amount Shares Amount
Class R6 Shares:
Year ended October 31, 2023
Shares sold ................................... 2,969,497 $22,188,448 7,145,923 $70,000,000
Shares issued in reinvestment of distributions .......... 356,601 2,682,088 — —
Shares redeemed ............................... (15,642,171) (116,294,501) — —
Net increase (decrease) .......................... (12,316,073) $(91,423,965) 7,145,923 $70,000,000
Year ended October 31, 2022
Shares sold ................................... 39,484,928 $298,642,147 — $—
Shares issued in reinvestment of distributions .......... 299,290 2,265,013 — —
Shares redeemed ............................... (15,282,696) (115,242,722) — —
Net increase (decrease) .......................... 24,501,522 $185,664,438 — $—
Advisor Class
Advisor Class Shares:
Year ended October 31, 2023
Shares sold ................................... 24,304,350 $184,648,111 — $—
Shares issued in reinvestment of distributions .......... 2,486,193 18,713,657 — —
Shares redeemed ............................... (26,308,618) (196,286,789) — —
Net increase (decrease) .......................... 481,925 $7,074,979 — $—
Year ended October 31, 2022
Shares sold ................................... 68,767,943 $535,515,860 — $—
Shares issued in reinvestment of distributions .......... 2,193,839 16,652,183 — —
Shares redeemed ............................... (84,738,096) (640,053,958) — —
Net increase (decrease) .......................... (13,776,314) $(87,885,915) — $—
Franklin Low Duration Total
Return Fund
Franklin Low Duration U.S.
Government Securities Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended October 31, 2023
Shares sold
b
................................... 29,608,294 $260,349,394 5,709,156 $42,688,818
Shares issued in reinvestment of distributions .......... 6,659,167 58,583,503 1,312,142 9,785,379
Shares redeemed ............................... (66,631,177) (586,169,774) (15,994,684) (119,678,532)
Net increase (decrease) .......................... (30,363,716) $(267,236,877) (8,973,386) $(67,204,335)
Year ended October 31, 2022
Shares sold
b
................................... 59,261,545 $542,509,430 12,593,181 $96,657,185
Shares issued in reinvestment of distributions .......... 5,959,047 54,111,658 543,023 4,153,957
Shares redeemed ............................... (67,424,006) (615,617,995) (20,721,784) (159,311,151)
Net increase (decrease) .......................... (2,203,414) $(18,996,907) (7,585,580) $(58,500,009)
Class A1
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

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Franklin Low Duration Total
Return Fund
Franklin Low Duration U.S.
Government Securities Fund
Shares Amount Shares Amount
Class A1 Shares:
Year ended October 31, 2023
Shares sold ................................... — $— 346,454 $2,585,684
Shares issued in reinvestment of distributions .......... — — 225,992 1,684,795
Shares redeemed ............................... — — (1,502,871) (11,221,034)
Net increase (decrease) .......................... — $— (930,425) $(6,950,555)
Year ended October 31, 2022
Shares sold ................................... — $— 334,752 $2,567,429
Shares issued in reinvestment of distributions .......... — — 97,013 742,163
Shares redeemed ............................... — — (1,564,042) (12,033,002)
Net increase (decrease) .......................... — $— (1,132,277) $(8,723,410)
Class C
Class C Shares:
Year ended October 31, 2023
Shares sold ................................... 1,156,370 $10,121,461 420,213 $3,134,036
Shares issued in reinvestment of distributions .......... 197,911 1,733,115 63,715 474,926
Shares redeemed
b
.............................. (3,494,626) (30,597,271) (1,538,348) (11,491,415)
Net increase (decrease) .......................... (2,140,345) $(18,742,695) (1,054,420) $(7,882,453)
Year ended October 31, 2022
Shares sold ................................... 1,906,400 $17,343,181 876,983 $6,742,447
Shares issued in reinvestment of distributions .......... 223,012 2,021,056 25,542 194,935
Shares redeemed
b
.............................. (5,438,273) (49,543,955) (2,627,227) (20,207,630)
Net increase (decrease) .......................... (3,308,861) $(30,179,718) (1,724,702) $(13,270,248)
Class R
Class R Shares:
Year ended October 31, 2023
Shares sold ................................... 31,102 $273,159 — $—
Shares issued in reinvestment of distributions .......... 1,070 9,403 — —
Shares redeemed ............................... (17,626) (154,984) — —
Net increase (decrease) .......................... 14,546 $127,578 — $—
Year ended October 31, 2022
Shares sold ................................... 8,313 $75,542 — $—
Shares issued in reinvestment of distributions .......... 531 4,819 — —
Shares redeemed ............................... (9,468) (87,284) — —
Net increase (decrease) .......................... (624) $(6,923) — $—
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Franklin Low Duration Total
Return Fund
Franklin Low Duration U.S.
Government Securities Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended October 31, 2023
Shares sold ................................... 13,842,489 $122,573,246 440,518 $3,297,266
Shares issued in reinvestment of distributions .......... 2,551,165 22,597,484 114,657 856,879
Shares redeemed ............................... (30,144,651) (267,041,917) (1,767,331) (13,235,494)
Net increase (decrease) .......................... (13,750,997) $(121,871,187) (1,212,156) $(9,081,349)
Year ended October 31, 2022
Shares sold ................................... 31,242,483 $288,639,096 2,324,065 $18,077,438
Shares issued in reinvestment of distributions .......... 2,215,936 20,224,174 66,588 511,496
Shares redeemed ............................... (21,356,139) (195,376,755) (3,760,141) (29,085,241)
Net increase (decrease) .......................... 12,102,280 $113,486,515 (1,369,488) $(10,496,307)
Advisor Class
Advisor Class Shares:
Year ended October 31, 2023
Shares sold ................................... 10,777,954 $95,220,405 4,873,393 $36,619,209
Shares issued in reinvestment of distributions .......... 834,345 7,381,408 379,697 2,834,156
Shares redeemed ............................... (14,477,202) (128,079,883) (8,165,132) (61,234,616)
Net increase (decrease) .......................... (2,864,903) $(25,478,070) (2,912,042) $(21,781,251)
Year ended October 31, 2022
Shares sold ................................... 9,707,483 $89,335,172 10,474,549 $80,340,359
Shares issued in reinvestment of distributions .......... 750,784 6,864,841 164,799 1,260,080
Shares redeemed ............................... (13,958,161) (128,223,110) (8,283,899) (63,503,006)
Net increase (decrease) .......................... (3,499,894) $(32,023,097) 2,355,449 $18,097,433
Franklin Total Return Fund
Shares Amount
Class A
Class A Shares:
Year ended October 31, 2023
Shares sold
b
................................... 40,135,566 $329,527,884
Shares issued in reinvestment of distributions .......... 10,747,121 88,422,093
Shares redeemed ............................... (72,247,715) (593,142,093)
Net increase (decrease) .......................... (21,365,028) $(175,192,116)
Year ended October 31, 2022
Shares sold
b
................................... 29,459,497 $270,390,201
Shares issued in reinvestment of distributions .......... 10,715,331 95,667,713
Shares redeemed ............................... (86,309,730) (774,214,919)
Net increase (decrease) .......................... (46,134,902) $(408,157,005)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Franklin Total Return Fund
Shares Amount
Class C Shares:
Year ended October 31, 2023
Shares sold ................................... 4,933,521 $40,521,635
Shares issued in reinvestment of distributions .......... 296,394 2,427,229
Shares redeemed
b
.............................. (12,869,901) (104,440,239)
Net increase (decrease) .......................... (7,639,986) $(61,491,375)
Year ended October 31, 2022
Shares sold ................................... 3,035,373 $27,413,284
Shares issued in reinvestment of distributions .......... 327,807 2,905,377
Shares redeemed
b
.............................. (5,992,548) (53,851,715)
Net increase (decrease) .......................... (2,629,368) $(23,533,054)
Class R
Class R Shares:
Year ended October 31, 2023
Shares sold ................................... 246,663 $2,023,662
Shares issued in reinvestment of distributions .......... 32,071 262,818
Shares redeemed ............................... (447,741) (3,667,131)
Net increase (decrease) .......................... (169,007) $(1,380,651)
Year ended October 31, 2022
Shares sold ................................... 184,462 $1,678,954
Shares issued in reinvestment of distributions .......... 31,761 281,936
Shares redeemed ............................... (369,510) (3,365,796)
Net increase (decrease) .......................... (153,287) $(1,404,906)
Class R6
Class R6 Shares:
Year ended October 31, 2023
Shares sold ................................... 10,273,885 $85,228,450
Shares issued in reinvestment of distributions .......... 1,790,240 14,832,666
Shares redeemed ............................... (16,566,915) (135,667,885)
Net increase (decrease) .......................... (4,502,790) $(35,606,769)
Year ended October 31, 2022
Shares sold ................................... 7,978,317 $73,892,704
Shares issued in reinvestment of distributions .......... 1,743,175 15,690,890
Shares redeemed ............................... (15,191,335) (137,721,512)
Net increase (decrease) .......................... (5,469,843) $(48,137,918)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Floating Rate Daily Access Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Long Duration Credit Fund pays an investment management fee, calculated daily and paid monthly, to FT Institutional of 0.30% of the average daily net assets of the Fund.
Franklin Total Return Fund
Shares Amount
Advisor Class Shares:
Year ended October 31, 2023
Shares sold ................................... 4,562,433 $37,680,401
Shares issued in reinvestment of distributions .......... 689,130 5,703,323
Shares redeemed ............................... (7,222,881) (59,648,818)
Net increase (decrease) .......................... (1,971,318) $(16,265,094)
Year ended October 31, 2022
Shares sold ................................... 5,658,283 $52,655,284
Shares issued in reinvestment of distributions .......... 681,456 6,116,919
Shares redeemed ............................... (7,528,274) (68,281,734)
Net increase (decrease) .......................... (1,188,535) $(9,509,531)
a
For the period August 22, 2023 (commencement of operations) to October 31, 2023.
b
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.650% Up to and including $500 million
0.550% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $1.5 billion
0.450% Over $1.5 billion, up to and including $6.5 billion
0.425% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Franklin Low Duration Total Return Fund and Franklin Total Return Fund pay an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of each of the Funds as follows:
Franklin Low Duration U.S. Government Securities Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended October 31, 2023, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.
Annualized Fee Rate Net Assets
0.625% Up to and including $500 million
0.525% Over $500 million, up to and including $1 billion
0.480% Over $1 billion, up to and including $1.5 billion
0.435% Over $1.5 billion, up to and including $6.5 billion
0.415% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
Annualized Fee Rate Net Assets
0.500% Up to and including $5 billion
0.440% Over $5 billion, up to and including $10 billion
0.410% Over $10 billion, up to and including $15 billion
0.380% In excess of $15 billion
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Gross effective investment management fee rate ........ 0.578% 0.300% 0.503%
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Gross effective investment management fee rate ........ 0.500% 0.483%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the
Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Class A ............................... 0.25% 0.25% 0.25%
Class C ............................... 0.65% —% 0.65%
Class R ............................... —% 0.50% 0.50%
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Class A ............................... 0.25% 0.25%
Class A1 .............................. 0.10% —%
Class C ............................... 0.65% 0.65%
Class R ............................... —% 0.50%
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $16,477 $— $24,876
CDSC retained ........................... $63,044 $— $53,441
3. Transactions with Affiliates
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended October 31, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended October 31, 2023, investments in affiliated management investment companies were as follows:
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $1,745 $56,135
CDSC retained ........................... $12,061 $34,982
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Transfer agent fees ........................ $563,086 $— $712,466
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Transfer agent fees ........................ $285,996 $1,145,909
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $34,911,058 $— $(36,276,318) $(9,037,544) $10,402,804 $— — $2,219,877
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% 50,484,450 149,016,172 (129,895,107) — — 69,605,515 69,605,515 2,578,718
Total Non-Controlled Affiliates $85,395,508 $149,016,172 $(166,171,425) $ (9,037,544) $ 10,402,804 $69,605,515 $ 4,798,595
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $18,000 $50,907,000 $(50,925,000) $— $— $— — $99,852
Total Affiliated Securities ... $85,413,508 $199,923,172 $(217,096,425) $(9,037,544) $10,402,804 $69,605,515 $4,898,447
Franklin Long Duration Credit Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $— $21,852,814 $(2,099,840) $— $— $19,752,974 19,752,974 $7,258
Total Affiliated Securities ... $— $21,852,814 $(2,099,840) $— $— $19,752,974 $7,258
Franklin Low Duration Total Return Fund
Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $125,894,626 $— $(80,934,696) $(8,343,951) $12,932,502 $49,548,481 6,248,232 $8,832,044
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $15,610,140 $314,106,266 $(286,031,059) $— $— $43,685,347 43,685,347 $1,781,345
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $— $4,992,000 $(4,992,000) $— $— $— — $1,261
Total Affiliated Securities ... $141,504,766 $319,098,266 $(371,957,755) $(8,343,951) $12,932,502 $93,233,828 $10,614,650
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by Franklin Low Duration Total Return Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.44% and for
Class R6 do not exceed 0.30% based on the average net assets of each class until February 29, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Effective March 1, 2023, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Low Duration U.S. Government Securities Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Low Duration U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $22,050,458 $180,002,975 $(192,847,277) $— $— $9,206,156 9,206,156 $457,167
Total Affiliated Securities ... $22,050,458 $180,002,975 $(192,847,277) $— $— $9,206,156 $457,167
Franklin Total Return Fund
Controlled Affiliates
Dividends
Franklin Investment Grade
Corporate ETF ........... $322,806,000 $— $(44,155,447) $(9,274,403) $5,347,850 $274,724,000 13,840,000 $12,270,065
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $133,533,045 $— $(112,663,148) $(2,228,325) $7,360,945 $26,002,517 3,279,006 $9,004,485
Franklin Senior Loan ETF .... 40,168,688 — — — 1,494,164 41,662,852 1,737,400 3,472,993
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% 44,800,650 951,412,026 (918,585,759) — — 77,626,917 77,626,917 2,645,444
Total Non-Controlled Affiliates $218,502,383 $951,412,026 $(1,031,248,907) $ (2,228,325) $ 8,855,109 $145,292,286 $ 15,122,922
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $2,006,000 $4,589,000 $(6,595,000) $— $— $— — $6,923
Total Affiliated Securities ... $543,314,383 $956,001,026 $(1,081,999,354) $(11,502,728) $14,202,959 $420,016,286 $27,399,910
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Fund do not exceed 0.58% based on the average net assets of each class until February 29, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Prior to March 1, 2023, expenses (excluding certain fees and expenses as previously disclosed) for each class of Franklin Low
Duration U.S. Government Securities Fund were limited to 0.60% based on the average net assets of each class.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Total Return Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.58% and for Class R6 do not exceed 0.47% based on the average net assets of each class until February 29, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
FT Institutional has contractually agreed in advance to limit the investment management fees for Franklin Long Duration
Credit Fund to 0.00% of the average daily net assets of the Fund until August 31, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of Franklin Floating Rate Daily Access Fund and Franklin Low Duration U.S.
Government Securities Fund have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until February 29, 2024.
Transfer agent fees on Class R6 shares of Franklin Long Duration Credit Fund have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until August 31, 2024.
h. Other Affiliated Transactions
At October 31, 2023, Templeton International Inc. owned 70.0% of Franklin Long Duration Credit Fund's outstanding shares.
Investment activities of this shareholder could have a material impact on the Fund.
4. Expense Offset Arrangement
The Funds, with the exception of Franklin Long Duration Credit Fund, have previously entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds'
custodian expenses. During the year ended October 31, 2023, the custodian fees were reduced as noted in the Statements of
Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
 At October 31, 2023, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended October 31, 2023 and 2022, was as follows:
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 36,110,021 $ 36,291 $ 102,675,183
Long term ............................. 522,954,163 — 232,442,117
Total capital loss carryforwards ............ $559,064,184 $36,291 $335,117,300
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 26,198,792 $ 179,061,521
Long term ............................. 133,563,833 397,455,350
Total capital loss carryforwards ............ $159,762,625 $576,516,871
Franklin Floating Rate Daily Access
Fund
Franklin Long
Duration Credit
Fund
2023 2022 2023
Distributions paid from:
Ordinary income ........................ $105,638,691 $74,973,535 $466,500
Franklin Low Duration Total Return
Fund
Franklin Low Duration U.S.
Government Securities Fund
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $92,412,619 $85,107,030 $16,250,585 $7,145,959
Franklin Total Return Fund
2023 2022
Distributions paid from:
Ordinary income ........................ $114,563,788 $122,255,863
Return of capital ......................... — 1,396,693
$114,563,788 $123,652,556

Franklin Investors Securities Trust
Notes to Financial Statements

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At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, wash sales, paydown losses, bond discounts and premiums, derivative financial instruments, complex securities and in-kind transactions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended October 31, 2023, were as follows:
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
a a a a
Cost of investments ....................... $1,485,710,062 $88,579,391 $2,244,383,630
Unrealized appreciation ..................... $25,533,133 $821 $10,399,243
Unrealized depreciation ..................... (70,615,974) (3,777,001) (101,086,206)
Net unrealized appreciation (depreciation) ....... $(45,082,841) $(3,776,180) $(90,686,963)
Distributable earnings:
Undistributed ordinary income ................ $2,235,243 $31,684 $66,906
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
a a a
Cost of investments ....................... $455,920,570 $3,919,702,793
Unrealized appreciation ..................... $692,354 $17,362,354
Unrealized depreciation ..................... (16,579,161) (497,422,983)
Net unrealized appreciation (depreciation) ....... $(15,886,807) $(480,060,629)
Distributable earnings:
Undistributed ordinary income ................ $31,857 $1,385,898
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Purchases .............................. $379,789,446 $72,053,608 $1,278,445,312
Sales .................................. $482,741,432 $3,269,473 $1,763,056,711
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Purchases .............................. $111,348,320 $4,608,843,886
Sales .................................. $212,276,982 $4,866,127,856
5. Income Taxes
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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7. Credit Risk and Defaulted Securities
At October 31, 2023, Franklin Floating Rate Daily Access Fund and Franklin Low Duration U.S. Government Securities Fund
had 78.2% and 20.0%, respectively, of their portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Franklin Low Duration Total Return Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At October 31, 2023, the value of this security represents less than 0.1% of the Fund's net assets. The
Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Schedule of Investments.
8. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At October 31, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
a
The Fund also invests in unrestricted securities of the issuer, valued at $0 as of October 31, 2023.
Shares Issuer
Acquisition
Date Cost Value
Franklin Low Duration Total Return Fund
12,326,925
a
K2016470219 South Africa Ltd., A ............... 4/15/13 - 2/01/17 $ 92,077 $ —
1,226,701
a
K2016470219 South Africa Ltd., B ............... 2/01/17 911 —
Total Restricted Securities (Value is —% of Net Assets) .............. $92,988 $—
Shares Issuer
Acquisition
Date Cost Value
Franklin Total Return Fund
28,762,824
a
K2016470219 South Africa Ltd., A ............... 4/15/13 – 2/01/17 $ 221,469 $ —
2,862,311
a
K2016470219 South Africa Ltd., B ............... 2/01/17 2,125 —
Total Restricted Securities (Value is —% of Net Assets) .............. $223,594 $—

Franklin Investors Securities Trust
Notes to Financial Statements

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9. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of
Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments.
At October 31, 2023, unfunded commitments were as follows:
10. Other Derivative Information
At October 31, 2023, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Borrower Unfunded Commitment
Franklin Floating Rate Daily Access Fund
Belfor Holdings, Inc. $ 502,847
$ 502,847
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Low Duration Total Return Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 3,312,025
a
Variation margin on futures
contracts
$ 3,279,062
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
1,209,951 Unrealized depreciation on OTC
forward exchange contracts
11,392
Credit contracts ............
Variation margin on centrally
cleared swap contracts
69,249
b
Variation margin on centrally
cleared swap contracts
13,551
b
OTC swap contracts (upfront
payments)
3,377 OTC swap contracts (upfront
receipts)
1,282,217
Unrealized appreciation on OTC
swap contracts
932,120 Unrealized depreciation on OTC
swap contracts
2,719,794
Total .................... $5,526,722 $7,306,016
Franklin Low Duration U.S. Government Securities Fund
Interest rate contracts .......
Variation margin on futures
contracts
611,171
a
Variation margin on futures
contracts
255,196
a
Total .................... $611,171 $255,196

Franklin Investors Securities Trust
Notes to Financial Statements

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Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Total Return Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 307,547
a
Variation margin on futures
contracts
$ 5,608,212
a
Variation margin on centrally
cleared swap contracts
3,393,593
b
Variation margin on centrally
cleared swap contracts
—
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
1,073,346 Unrealized depreciation on OTC
forward exchange contracts
188,567
Credit contracts ............
Variation margin on centrally
cleared swap contracts
— Variation margin on centrally
cleared swap contracts
44,441
b
OTC swap contracts (upfront
payments)
632 OTC swap contracts (upfront
receipts)
2,556,007
Unrealized appreciation on OTC
swap contracts
1,929,675 Unrealized depreciation on OTC
swap contracts
5,796,229
Total .................... $6,704,793 $14,193,456
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only the variation margin receivable/
payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedules of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
10. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended October 31, 2023, the effect of derivative contracts in the Statements of Operations was as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Low Duration Total Return Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts (17,456,243) Futures contracts 5,006,251
Foreign exchange contracts .....
Forward exchange contracts 2,682,861 Forward exchange contracts (7,004,599)
Credit contracts ...............
Swap contracts (4,433,277) Swap contracts 3,526,165
Total ....................... $(19,206,659) $1,527,817
Franklin Low Duration U.S. Government Securities Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts (391,262) Futures contracts 355,975
Total ....................... $(391,262) $355,975
Franklin Total Return Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Investments 2,781,368
a
Investments —
Futures contracts (18,366,017) Futures contracts 16,311,205
Swap contracts 821,846 Swap contracts 215,309
Foreign exchange contracts .....
Forward exchange contracts (3,975,019) Forward exchange contracts (7,391,267)
Credit contracts ...............
Swap contracts (18,841,091) Swap contracts 11,533,362
Total ....................... $(37,578,913) $20,668,609
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statements of Operations.
10. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
For the year ended October 31, 2023, the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
At October 31, 2023, the Funds' OTC derivative assets and liabilities are as follows:
Franklin Low Duration
Total Return Fund
Franklin Low Duration
U.S. Government
Securities Fund
Franklin Total Return
Fund
Futures contracts .................... $ 1,046,541,762 $49,222,653 $748,971,795
Swap Contracts ..................... 163,272,994 – 456,931,231
Forwards exchange contracts ........... 105,192,198 – 120,253,287
Options ............................ – – 12,330,769
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Low Duration Total Return Fund
Forward exchange contracts ............................. $ 1,209,951 $ 11,392
Swap contracts ....................................... 935,497 4,002,011
Total ............................................. $2,145,448 $4,013,403
Franklin Total Return Fund
Forward exchange contracts ............................. 1,073,346 188,567
Swap contracts ....................................... 1,930,307 8,352,236
Total ............................................. $3,003,653 $8,540,803
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
10. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
At October 31, 2023, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
At October 31, 2023, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Low Duration Total Return Fund
Counterparty
BNDP ................... $15,190 $— $— $— $15,190
CITI ..................... 920,307 (920,307) — — —
JPHQ ................... 1,209,951 (11,392) (1,198,559) — —
Total ................... $2,145,448 $(931,699) $ (1, 1 98,559) $— $15,190
Franklin Total Return Fund
Counterparty
BNDP ................... $28,068 $— $— $— $28,068
CITI ..................... 1,902,239 (1,902,239) — — —
JPHQ ................... 1,073,346 (188,567) (860,529) — 24,250
Total ................... $3,003,653 $(2,090,806) $(860,529) $— $52,318
2
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
Franklin Low Duration Total Return Fund
Counterparty
BNDP ................... $— $— $— $— $—
CITI ..................... 4,002,011 (920,307) — (3,081,704) —
JPHQ ................... 11,392 (11,392) — — —
Total ................... $4,013,403 $(931,699) $— $(3,081,704) $—
Franklin Total Return Fund
Counterparty
BNDP ................... — — — — —
CITI ..................... 8,352,236 (1,902,239) — (6,449,997) —
JPHQ ................... 188,567 (188,567) — — —
Total ................... $8,540,803 $(2,090,806) $— $(6,449,997) $—
10. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 342 .
11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled
Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended October 31, 2023, investments in “affiliated companies” were as follows:
a
At October 31, 2023, the Fund received U.S. Treasury Bills, Bonds, Notes and Inflation Indexed Bonds as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Warrants
Held at End
of Year
Investment
Income
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Dividends
Onsite Rental Group
Operations Pty. Ltd.,
Escrow Account .... $ — $ 1,187,441
a
$ (1,178,667)
a
$ (8,774) $ — $ — 11,563,612 $ —
Quarternorth Energy
Holding, Inc. ...... 45,425,981 15,446,802
a
(10,212,712)
a
— 17,452,272 68,112,343 504,224 3,055,415
Quarternorth Energy
Holding, Inc., 2/01/49 12,932,116 — (12,703,712)
a
— (228,404) — — —
UTEX Industries, Inc. .. 17,901,790 — — — (1,306,700) 16,595,090 261,340 —
UTEX Industries, Inc.,
2/20/49 .......... 6,469 — — — (5,284) 1,185 634 —
Interest
Quarternorth Energy
Holding, Inc., Second
Lien, Initial New Term
Loan, 9%, (3-month
USD LIBOR + 8%),
8/27/26 .......... 13,677,997 — (13,706,542) 13,706,542 (13,677,997) —
b
— 334,086
Total Affiliated Securities
(Value is 6.1% of Net
Assets) .......... $89,944,353 $16,634,243 $(37,801,633) $13,697,768 $2,233,887 $84,708,618 $3,389,501
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of October 31, 2023, no longer held by the funds.
10. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
12. Credit Facility
The Funds, except for Franklin Long Duration Credit Fund, together with other U.S. registered and foreign investment funds
(collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility) which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended October 31, 2023, the
Funds did not use the Global Credit Facility.
13. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2023, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ — $ 84,759,962 $ — $ 84,759,962
Management Investment Companies ......... 12,806,456 — — 12,806,456
Preferred Stocks ......................... — 10,225 — 10,225
Warrants ............................... — — 1,185 1,185
Corporate Bonds ........................ — 75,989,265 — 75,989,265
Senior Floating Rate Interests ............... — 1,113,761,950 — 1,113,761,950
Asset-Backed Securities ................... — 9,291,842 — 9,291,842
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 69,605,515 74,400,821 — 144,006,336
Total Investments in Securities ........... $82,411,971 $1,358,214,065 $1,185 $1,440,627,221
Other Financial Instruments:
Unfunded Loan Commitments .............. $— $5,028 $— $5,028
Total Other Financial Instruments ......... $— $5,028 $— $5,028

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Level 1 Level 2 Level 3 Total
Franklin Long Duration Credit Fund
Assets:
Investments in Securities:
b
Corporate Bonds ........................ $ — $ 61,620,707 $ — $ 61,620,707
Foreign Government and Agency Securities .... — 1,760,577 — 1,760,577
U.S. Government and Agency Securities ....... — 857,122 — 857,122
Municipal Bonds ......................... — 811,831 — 811,831
Short Term Investments ................... 19,752,974 — — 19,752,974
Total Investments in Securities ........... $19,752,974 $65,050,237 $— $84,803,211
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ....................... — — —
a
—
Oil, Gas & Consumable Fuels ............. — 13,420,141 — 13,420,141
Management Investment Companies ......... — 49,548,481 — 49,548,481
Corporate Bonds :
Aerospace & Defense ................... — 14,900,762 — 14,900,762
Air Freight & Logistics ................... — 1,635,038 — 1,635,038
Automobile Components ................. — 1,095,598 — 1,095,598
Automobiles .......................... — 7,036,776 — 7,036,776
Banks ............................... — 213,631,529 — 213,631,529
Beverages ........................... — 11,518,934 — 11,518,934
Biotechnology ......................... — 11,790,391 — 11,790,391
Broadline Retail ....................... — — —
a
—
Capital Markets ........................ — 57,343,125 — 57,343,125
Commercial Services & Supplies ........... — 3,838,187 — 3,838,187
Communications Equipment .............. — 541,354 — 541,354
Consumer Finance ..................... — 11,902,582 — 11,902,582
Consumer Staples Distribution & Retail ...... — 3,235,359 — 3,235,359
Diversified Consumer Services ............ — 1,812,030 — 1,812,030
Diversified Telecommunication Services ..... — 21,929,084 — 21,929,084
Electric Utilities ........................ — 42,362,187 — 42,362,187
Entertainment ......................... — 15,235,456 — 15,235,456
Financial Services ...................... — 10,052,733 818,811 10,871,544
Food Products ........................ — 5,891,406 — 5,891,406
Health Care Equipment & Supplies ......... — 8,018,837 — 8,018,837
Health Care Providers & Services .......... — 21,870,033 — 21,870,033
Health Care REITs ..................... — 5,337,195 — 5,337,195
Hotels, Restaurants & Leisure ............. — 5,454,068 — 5,454,068
Industrial REITs ....................... — 7,507,709 — 7,507,709
Insurance ............................ — 52,356,419 — 52,356,419
Interactive Media & Services .............. — 12,257,732 — 12,257,732
Life Sciences Tools & Services ............ — 4,782,878 — 4,782,878
Machinery ............................ — 4,631,765 — 4,631,765
Media ............................... — 17,439,296 — 17,439,296
Metals & Mining ....................... — 891,282 — 891,282
Multi-Utilities .......................... — 5,955,720 — 5,955,720
Oil, Gas & Consumable Fuels ............. — 46,778,327 — 46,778,327
Passenger Airlines ..................... — 4,317,771 — 4,317,771
Personal Care Products ................. — 17,504,106 — 17,504,106
Pharmaceuticals ....................... — 29,355,994 — 29,355,994
Semiconductors & Semiconductor Equipment . — 9,649,482 — 9,649,482
Specialized REITs ...................... — 1,267,634 — 1,267,634
Specialty Retail ........................ — 73,017 — 73,017
Technology Hardware, Storage & Peripherals . — 5,680,696 — 5,680,696
Tobacco ............................. — 17,376,996 — 17,376,996
13. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Level 1 Level 2 Level 3 Total
Franklin Low Duration Total Return Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Wireless Telecommunication Services ....... $ — $ 7,009,360 $ — $ 7,009,360
Marketplace Loans ....................... — — 55,313,777 55,313,777
Foreign Government and Agency Securities .... — 43,971,124 — 43,971,124
U.S. Government and Agency Securities ....... — 762,894,564 — 762,894,564
Asset-Backed Securities ................... — 256,994,729 — 256,994,729
Commercial Mortgage-Backed Securities ...... — 36,871,969 — 36,871,969
Mortgage-Backed Securities ................ — 26,921,962 — 26,921,962
Municipal Bonds ......................... — 22,778,706 — 22,778,706
Residential Mortgage-Backed Securities ....... — 84,607,429 — 84,607,429
Escrows and Litigation Trusts ............... — 137,750 —
a
137,750
Short Term Investments ................... 43,685,347 36,289,613 — 79,974,960
Total Investments in Securities ........... $43,685,347 $2,055,705,316 $56,132,588 $2,155,523,251
Other Financial Instruments:
Forward exchange contracts ............... $— $1,209,951 $— $1,209,951
Futures contracts ........................ 3,312,025 — — 3,312,025
Swap contracts ......................... — 1,001,369 — 1,001,369
Total Other Financial Instruments ......... $3,312,025 $2,211,320 $— $5,523,345
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $11,392 $— $11,392
Swap contracts .......................... — 2,733,345 — 2,733,345
Futures contracts ........................ 3,279,062 — — 3,279,062
Total Other Financial Instruments ......... $3,279,062 $2,744,737 $— $6,023,799
Franklin Low Duration U.S. Government Securities Fund
Assets:
Investments in Securities:
b
U.S. Government and Agency Securities ....... — 57,267,850 — 57,267,850
Commercial Mortgage-Backed Securities ...... — 88,043,823 — 88,043,823
Mortgage-Backed Securities ................ — 285,159,959 — 285,159,959
Short Term Investments ................... 9,206,156 — — 9,206,156
Total Investments in Securities ........... $9,206,156 $430,471,632 $— $439,677,788
Other Financial Instruments:
Futures contracts ........................ $611,171 $— $— $611,171
Total Other Financial Instruments ......... $611,171 $— $— $611,171
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $255,196 $— $— $255,196
Total Other Financial Instruments ......... $255,196 $— $— $255,196
Franklin Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ....................... — — —
a
—
Energy Equipment & Services ............. 160,807 — — 160,807
Oil, Gas & Consumable Fuels ............. — 14,450,693 — 14,450,693
Management Investment Companies :
Capital Markets ........................ 316,386,852 26,002,517 — 342,389,369
Preferred Stocks ......................... 2,666,310 — — 2,666,310
Corporate Bonds :
Aerospace & Defense ................... — 21,576,345 — 21,576,345
13. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Level 1 Level 2 Level 3 Total
Franklin Total Return Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Air Freight & Logistics ................... $ — $ 3,173,897 $ — $ 3,173,897
Banks ............................... — 149,810,241 — 149,810,241
Beverages ........................... — 4,418,918 — 4,418,918
Biotechnology ......................... — 21,827,525 — 21,827,525
Broadline Retail ....................... — — —
a
—
Capital Markets ........................ — 46,469,093 — 46,469,093
Chemicals ........................... — 5,497,345 — 5,497,345
Consumer Finance ..................... — 10,924,878 — 10,924,878
Consumer Staples Distribution & Retail ...... — 8,292,428 — 8,292,428
Containers & Packaging ................. — 5,603,274 — 5,603,274
Diversified REITs ...................... — 3,260,365 — 3,260,365
Diversified Telecommunication Services ..... — 21,811,240 — 21,811,240
Electric Utilities ........................ — 47,364,301 — 47,364,301
Electrical Equipment .................... — 2,112,382 — 2,112,382
Electronic Equipment, Instruments &
Components ........................ — 6,812,807 — 6,812,807
Entertainment ......................... — 6,473,572 — 6,473,572
Financial Services ...................... — 15,406,021 — 15,406,021
Food Products ........................ — 17,900,807 — 17,900,807
Ground Transportation .................. — 9,331,696 — 9,331,696
Health Care Equipment & Supplies ......... — 12,507,677 — 12,507,677
Health Care Providers & Services .......... — 34,921,070 — 34,921,070
Health Care REITs ..................... — 850,370 — 850,370
Hotels, Restaurants & Leisure ............. — 11,361,231 — 11,361,231
Independent Power and Renewable Electricity
Producers .......................... — 2,370,455 — 2,370,455
Insurance ............................ — 30,951,564 — 30,951,564
Interactive Media & Services .............. — 17,385,211 — 17,385,211
Life Sciences Tools & Services ............ — 1,340,012 — 1,340,012
Media ............................... — 28,988,887 — 28,988,887
Multi-Utilities .......................... — 12,667,713 — 12,667,713
Oil, Gas & Consumable Fuels ............. — 64,328,325 — 64,328,325
Paper & Forest Products ................. — 1,735,104 — 1,735,104
Passenger Airlines ..................... — 9,481,002 — 9,481,002
Personal Care Products ................. — 22,124,657 — 22,124,657
Pharmaceuticals ....................... — 22,856,019 — 22,856,019
Technology Hardware, Storage & Peripherals . — 1,738,350 — 1,738,350
Tobacco ............................. — 24,550,206 — 24,550,206
Wireless Telecommunication Services ....... — 10,452,199 — 10,452,199
Marketplace Loans ....................... — — 48,961,503 48,961,503
Foreign Government and Agency Securities .... — 69,743,695 — 69,743,695
U.S. Government and Agency Securities ....... — 799,986,101 — 799,986,101
Asset-Backed Securities ................... — 221,255,876 — 221,255,876
Commercial Mortgage-Backed Securities :
Financial Services ...................... — 45,592,428 480 45,592,908
Mortgage-Backed Securities ................ — 941,164,523 — 941,164,523
Municipal Bonds ......................... — 55,345,814 — 55,345,814
Residential Mortgage-Backed Securities ....... — 109,922,932 — 109,922,932
Escrows and Litigation Trusts ............... — 217,500 —
a
217,500
Short Term Investments ................... 77,626,917 — — 77,626,917
Total Investments in Securities ........... $396,840,886 $3,002,359,266 $48,961,983 $3,448,162,135
13. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At October 31, 2023, the reconciliations are as follows:
Level 1 Level 2 Level 3 Total
Franklin Total Return Fund (continued)
Assets: (continued)
Other Financial Instruments:
Forward exchange contracts ............... $— $1,073,346 $— $1,073,346
Futures contracts ........................ 307,547 — — 307,547
Swap contracts ......................... — 5,323,268 — 5,323,268
Total Other Financial Instruments ......... $307,547 $6,396,614 $— $6,704,161
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $188,567 $— $188,567
Futures contracts ........................ 5,608,212 — — 5,608,212
Swap contracts .......................... — 5,840,670 — 5,840,670
Total Other Financial Instruments ......... $5,608,212 $6,029,237 $— $11,637,449
a
Includes financial instruments determined to have no value.
b
For detailed categories, see the accompanying Schedule of Investments.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks :
Ground Transportation . $—
c
$— $—
c
$— $— $— $— $— $— $—
Warrants :
Machinery ......... $ 6,469 $ — $ — $ — $ — $ — $ — $ (5,284) $ 1,185 $ (5,284)
Corporate Bonds :
Ground Transportation . 20,853,651 — (23,918,702) — — 849,929 (3,483,606) 5,698,728 — —
Escrows and Litigation
Trusts : —
c
1,187,441 (1,178,667) — — — (8,774) — —
c
—
Total Investments in
Securities ............ $20,860,120 $1,187,441 $(25,097,369) $— $— $849,929 $(3,492,380) $5,693,444 $1,185 $(5,284)
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Corporate Bonds :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Financial Services ... 1,069,108 — (863,152) — — (5,679) (152,139) 770,673 818,811 (147,825)
Marketplace Loans :
Financial Services ... 72,551,959 74,680,958 (89,970,540) — — — (1,380,908) (567,692) 55,313,777 (2,039,334)
Escrows and Litigation
Trusts : —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $73,621,067 $74,680,958 $(90,833,692) $— $— $(5,679) $(1,533,047) $202,981 $56,132,588 $(2,187,159)
13. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
Corporate Bonds :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Marketplace Loans :
Financial Services ... 92,473,987 46,635,344 (87,836,211) — — — (3,152,618) 841,001 48,961,503 (3,026,055)
Commercial Mortgage-
Backed Securities :
Financial Services ... 2,790 — (2,310) — — — 105 (105) 480 —
Escrows and Litigation
Trusts : —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $92,476,777 $46,635,344 $(87,838,521) $— $— $— $(3,152,513) $840,896 $48,961,983 $(3,026,055)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
13. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2023, are as follows:
14. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848)
– Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the
FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of
2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Marketplace Loans:
Diversified Financial Services. $55,313,777 Discounted cash flow Loss-adjusted discount rate
1.3% – 19.1%
(9.3%)
Decrease
Projected loss rate 2.1% – 53.2%
(15.7%)
Decrease
All other Investments. .
........
818,811
c,d
Total. . . . . . . . . . . . . . .
.........
$56,132,588
Franklin Total Return Fund
Assets:
Investments in Securities:
Marketplace Loans:
Diversified Financial Services. $48,961,503 Discounted cash flow Loss-adjusted discount rate
2.7% – 19.1%
(9.6%)
Decrease
Projected loss rate 1.5% – 38.8%
(17.1%)
Decrease
All other Investments . . . . . . . 480
c,d
Total . . . . . . . . . . . . . .
.........
$48,961,983
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
d
Includes financial instruments determined to have no value.
13. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
15. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BNDP
BNP Paribas SA
CITI
Citibank NA
JPHQ
JPMorgan Chase Bank NA
Currency
BRL
Brazilian Real
EUR
Euro
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
MCDX.NA.
Series number
MCDX North America Index
Selected Portfolio
BZDIOVRA
Brazil Inter-Bank Deposit Rate
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
ETF
Exchange-Traded Fund
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
H15BDI
U.S. Treasury Bill Auction High Discount Rate
IBOR
Interbank Offered Rates
LIBOR
London Interbank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
TBA
To-Be-Announced
TBD
To Be Determined
T-Note
Treasury Note

Franklin Investors Securities Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Investors Securities Trust and Shareholders of Franklin Floating Rate Daily Access
Fund, Franklin Long Duration Credit Fund, Franklin Low Duration Total Return Fund, Franklin Low Duration U.S. Government
Securities Fund, and Franklin Total Return Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Floating Rate Daily Access Fund, Franklin Long Duration Credit Fund, Franklin Low Duration Total Return Fund, Franklin Low
Duration U.S. Government Securities Fund, and Franklin Total Return Fund (five of the funds constituting Franklin Investors
Securities Trust, hereafter collectively referred to as the "Funds") as of October 31, 2023, the related statements of operations, the statements of changes in net assets, including the related notes, and financial highlights for each of the periods indicated
in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.
Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund, Franklin Low Duration U.S.
Government Securities Fund, and Franklin Total Return Fund
(a)
Franklin Long Duration Credit Fund
(b)
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
December 15, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
(a)
The related statement of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, and the financial highlights for each of the periods indicated therein
(b)
The related statement of operations, the statement of changes in net assets, and the financial highlights for the period
August 22, 2023 (commencement of operations) through October 31, 2023

Franklin Investors Securities Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended October 31, 2023:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to:
Franklin
Floating Rate
Daily Access
Fund
Franklin Long
Duration Credit
Fund
Franklin Low
Duration Total
Return Fund
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $3,055,415 — —
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $3,055,415 — —
Qualified Net Interest Income (QII) §871(k)(1)(C) — $392,725 —
Section 163(j) Interest Earned §163(j) $99,450,937 $488,534 $89,057,981
Interest Earned from Federal Obligations Note (1) — $5,583 $29,186,401
Pursuant to:
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Qualified Net Interest Income (QII) §871(k)(1)(C) $16,178,858 —
Section 163(j) Interest Earned §163(j) $15,822,471 $101,395,858
Interest Earned from Federal Obligations Note (1) $1,338,864 $25,177,744

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
FRANKLIN LOW DURATION U.S. GOVERNMENT SECURITIES FUND (FORMERLY,
FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND)
(a series of Franklin Investors Securities Trust)
Special Shareholder Meeting
January 26, 2023, and reconvened on February 17, 2023 (unaudited)
A Special Meeting of Shareholders of Franklin Adjustable U.S. Government Securities Fund, a series of Franklin Investors
Securities Trust, was held on January 26, 2023, and reconvened on February 17, 2023. The purpose of the meeting was to approve (1) modifications to the Fund’s current fundamental investment goal (if approved, the Franklin Adjustable U.S.
Government Securities Fund’s name will also change to Franklin Low Duration U.S. Government Securities Fund); (2) the
reclassification of the Fund’s investment goal from a fundamental policy to a non-fundamental policy; (3) the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace affiliated and unaffiliated subadvisers without shareholder approval; and (4) an amended fundamental restriction regarding investments in commodities.
At the meeting all proposals were passed. No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the meeting are as follows:
1. To approve modifications to the Fund’s current fundamental investment goal:
For % Voted FOR % FOR of Outstanding Shares
28,970,057 78.82% 39.95%
Against % Voted Against % Against of Outstanding Shares
1,094,879 2.98% 1.51%
Abstain % Voted Abstain % Abstain of Outstanding Shares
6,691,052 18.20% 9.23%
2. To approve the reclassification of the Fund’s investment goal from a fundamental policy to a non-fundamental policy:
For % Voted FOR % FOR of Outstanding Shares
26,055,197 70.89% 35.93%
Against % Voted Against % Against of Outstanding Shares
3,742,178 10.18% 5.16%
Abstain % Voted Abstain % Abstain of Outstanding Shares
6,958,584 18.93% 9.59%
3. To approve the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace affiliated and unaffiliated subadvisers without shareholder approval:
For % Voted FOR % FOR of Outstanding Shares
27,287,823 74.24% 37.63%
Against % Voted Against % Against of Outstanding Shares
2,486,908 6.77% 3.43%
Abstain % Voted Abstain % Abstain of Outstanding Shares
6,981,238 18.99% 9.63%
4. To approve an amended fundamental restriction regarding investments in commodities:
For % Voted FOR % FOR of Outstanding Shares
28,055,683 76.33% 38.69%
Against % Voted Against % Against of Outstanding Shares
1,609,616 4.38% 2.22%
Abstain % Voted Abstain % Abstain of Outstanding Shares
7,090,683 19.29% 9.78%

Franklin Investors Securities Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1986 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead
Independent Trustee
since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 109 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board,
Trustee and
Vice President
Chairman of
the Board, Vice
President since
January 2023 and
Trustee since 2013
128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 1987 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Reema Agarwal (1974) Vice President 2019 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020).
Independent Board Members
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Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since June
2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
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believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

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Board Approval of Investment
Management Agreements
FRANKLIN INVESTORS SECURITIES TRUST
Franklin Floating Rate Daily Access Fund
Franklin Low Duration Total Return Fund
Franklin Low Duration U.S. Government Securities Fund
(formerly Franklin Adjustable U.S. Government Securities
Fund)
Franklin Total Return Fund
(each a Fund)
March 27, 2023 15(c) Meeting
At a meeting held on March 27, 2023 (March Meeting), the
Board of Trustees (Board) of Franklin Investors Securities
Trust (Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust,
on behalf of each Fund (each a Management Agreement)
for the period May 1, 2023 through June 30, 2023 (Stub
Period). The Independent Trustees noted that the Fund’s
annual contract review was historically held at the February
Board meeting and that management proposed to move the
contract review to the May Board meeting. The Independent
Trustees further noted management’s explanation that, to
effect this change, the Board needed to consider the renewal of the Fund’s Management Agreement prior to its current
April 30, 2023 expiration date. The Independent Trustees
also noted that management would ask them to consider
the continuation of the Management Agreement again at
the May Board meeting for the 12-month period beginning
July 1, 2023. The Independent Trustees received advice
from and met separately with Independent Trustee counsel
in considering whether to approve the continuation of each
Management Agreement for the Stub Period. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered
information provided by the Manager at the March
Meeting and throughout the year at meetings of the
Board and its committees. The Board also reviewed
and considered information provided in response to a
detailed set of requests for information submitted to the
Manager by Independent Trustee counsel on behalf of
the Independent Trustees in connection with the annual
contract renewal process. In addition, prior to the March
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered prior
to and at the March Meeting. The Board reviewed and
considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including,
but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment
performance of each Fund; (iii) the costs of the services
provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v)
whether fee levels reflect these economies of scale for the
benefit of Fund investors (Factors).
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the best
interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also

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reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements. The Board acknowledged
management’s continued development of strategies
to address areas of heightened concern in the mutual
fund industry, including various regulatory initiatives and
continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Floating Rate Daily Access Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional loan participation funds. The Board noted that the Fund’s annualized total return for the one-year period
was above the median of its Performance Universe, but
for the three-, five- and 10-year periods was below the
median of its Performance Universe. The Board also noted
that the Fund’s annualized income return for the one-,
three-, five- and 10-year periods was above the median
of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes
of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an
income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was
satisfactory.
Franklin Low Duration Total Return Fund - The Performance
Universe for the Fund included the Fund and all retail
and institutional short investment-grade debt funds. The
Board noted that the Fund’s annualized income return for
the one-, three-, five- and 10-year periods was above the
median and in the first quintile (best) of its Performance
Universe. The Board also noted that the Fund’s annualized
total return for the five-year period was below the median
of its Performance Universe, but for the one-, three- and
10-year periods was above the median of its Performance
Universe. The Board further noted management’s view
regarding the income-related attributes of the Fund (e.g.,
a fund’s investment objective) as set forth in the Fund’s
registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis
was appropriate given these attributes. The Board concluded
that the Fund’s performance was satisfactory.
Franklin Low Duration U.S. Government Securities Fund -
The Performance Universe for the Fund included the Fund
and all retail and institutional ultra-short obligation funds. The
Board noted that the Fund’s annualized income return for
the three-, five- and 10-year periods was above the median
of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board
also noted that the Fund’s annualized total return for the
one-, three-, five- and 10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe.
The Board discussed this performance with management
and management explained that, prior to March 1, 2023,
the Fund invested in plain vanilla adjustable-rate mortgage
securities issued or guaranteed by the US government or its
related agencies (such as Fannie Mae or Freddie Mac), so
the Fund tended to underperform its Broadridge peers, many
of which invested in a broader range of asset types, during
periods of decreasing risk premiums. Management further
explained that, effective March 1, 2023, the Fund changed (i)
its name; (ii) investment goal to high level of current income, consistent with preservation of capital; (iii) investment policy to invest at least 80% of its net assets in U.S. Government
Securities, which include adjustable and fixed-rate
mortgage-backed securities and collateralized mortgage
obligations; and (iv) primary benchmark to the Bloomberg
US Government (1-3) Year Index. The Board noted

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management’s view regarding the income-related attributes
of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The
Board concluded that the Fund’s Management Agreement
should be continued for the Stub Period, and management’s
efforts should continue to be monitored.
Franklin Total Return Fund - The Performance Universe for
the Fund included the Fund and all retail and institutional
core plus bond funds. The Board noted that the Fund’s
annualized income return for the one-, three-, five- and
10-year periods was above the median of its Performance
Universe. The Board also noted that the Fund’s annualized
total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The
Board discussed this performance with management and
management explained that on the basis of the Fund’s
income investment goal the strategy ranks in the second
quartile of the Lipper peer group for the one-, three- and
five-year periods. The Board further noted management’s
view regarding the income-related attributes of the Fund
(e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the
Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board
concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown (i) for Class A shares for the Franklin Low Duration
U.S. Government Securities Fund and for Class A shares
and Investor Class shares for the other funds in the Fund’s
respective Expense Group; (ii) for Class A shares for the
Franklin Low Duration Total Return Fund and for Class A
shares for the other funds in the Fund’s Expense Group; (iii)
for Class A shares for the Franklin Total Return Fund and for
Class A shares for the other funds in the Fund’s Expense
Group; and (iv) for Class A shares for the Franklin Floating
Rate Daily Access Fund and for the other funds in the Fund’s
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
Franklin Floating Rate Daily Access Fund – The Expense
Group for the Fund included the Fund and 15 other loan
participation funds. The Board noted that the Management
Rate and actual total expense ratio for the Fund were below
the medians and in the first quintile (best) of the Expense
Group. The Board concluded that the Management Rate
charged to the Fund is reasonable.
Franklin Low Duration Total Return Fund – The Expense
Group for the Fund included the Fund and 15 other short
investment-grade debt funds. The Board noted that the
Management Rate was above the median and in the fifth
quintile (most expensive) of its Expense Group. The Board
also noted that the actual total expense ratio for the Fund
was below the median of its Expense Group and reflected a
fee waiver from management. The Board concluded that the
Management Rate charged to the Fund is reasonable.
Franklin Low Duration U.S. Government Securities Fund
– The Expense Group for the Fund included the Fund and
11 other ultra-short obligation funds. The Board noted that
the Management Rate and actual total expense ratio for the
Fund were above the medians and in the fifth quintile (most
expensive) of the Expense Group. The Board discussed
with management the Fund’s expenses and management
explained that in light of the Fund’s changes effective March
1, 2023, management was considering a change to the
Fund’s Lipper classification from Ultrashort Obligation to
Short US Government, noting that the median total expense
ratio for the Short US Government funds was 24 basis points
higher than the median of the current Expense Group. The
Board concluded that the Management Rate charged to the
Fund is reasonable.

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Franklin Total Return Fund – The Expense Group for the
Fund included the Fund and 16 other core plus bond funds.
The Board noted that the Management Rate and actual
total expense ratio for the Fund were above medians of its
Expense Group. The Board discussed with management
the Fund’s expenses, noting that the Management Rate for
the Fund was less than five basis points above the median
of its Expense Group and that management was extending
the Fund’s 0.58% expense cap on the Fund’s total annual
operating expenses through February 29, 2024. The Board
concluded that the Management Rate charged to the Fund is
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered management’s view that any
analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, each Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for the
Stub Period.
May 24, 2023 15(c) Meeting
At a meeting held on May 24, 2023 (May Meeting), the Board
reviewed and approved each Management Agreement for an
additional twelve-month period beginning July 1, 2023. The
Board noted its review and consideration of the information
it received in connection with both the March Meeting and
the May Meeting. In particular, the Board reviewed and
considered information provided in response to a follow-up
set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent
Trustees, which included information on Fund performance
for the one-, three- and five-year periods ended March 31,
2023 and the other Factors. The Board determined that the

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conclusions it made at the March Meeting had not changed.
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
Factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional twelve-month period beginning July 1, 2023.
Board Approval of Investment
Management Agreements
FRANKLIN INVESTORS SECURITIES TRUST
Franklin Total Return Fund
(Fund)
At an in-person meeting held on February 27, 2023
(Meeting), the Board of Trustees (Board) of Franklin
Investors Securities Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940) (Independent Trustees),
reviewed and approved a new investment sub-advisory
agreement between Franklin Advisers, Inc. (Manager),
the Fund’s investment manager, and Franklin Templeton
Institutional, LLC (Sub-Adviser), an affiliate of the Manager, on behalf of the Fund (Sub-Advisory Agreement), for an
initial two-year period. The Independent Trustees received
advice from and met separately with Independent Trustee
counsel in considering whether to approve the Sub-Advisory
Agreement.
The Board reviewed and considered information provided
by the Manager at the Meeting with respect to the Sub-
Advisory Agreement. The Board also reviewed and
considered the factors it deemed relevant in approving
the Sub-Advisory Agreement, including, but not limited
to: (i) the nature, extent, and quality of the services to
be provided by the Sub-Adviser; and (ii) the costs of the
services to be provided by the Sub-Adviser. The Board
further reviewed and considered information provided by
management showing the expected impact of hiring the
Sub-Adviser on the Manager’s profitability consistent with
the Order (as defined below). The Board also considered
that management proposed that the Board approve the
Sub-Advisory Agreement in order to facilitate portfolio
management team changes, effective March 2023. The
Board reviewed and further considered the form of Sub-
Advisory Agreement and the terms of the Sub-Advisory
Agreement, which were discussed at the Meeting, noting
that the terms and conditions of the Sub-Advisory Agreement
were substantially similar to the terms and conditions of
sub-advisory agreements for other Franklin Templeton (FT)
mutual funds.
In approving the Sub-Advisory Agreement, the Board,
including a majority of the Independent Trustees, determined that the hiring of the Sub-Adviser is in the best interests of the Fund and its shareholders and does not involve a conflict of interest from which the Manager or Sub-Adviser derives
an inappropriate advantage. The Board also determined
that the terms of the Sub-Advisory Agreement are fair and
reasonable. While attention was given to all information
furnished, the following discusses some primary factors
relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services to be provided by the Sub-Adviser and currently
being provided by the Manager and its affiliates to the Fund and its shareholders. In doing so, the Board noted that the
Fund employs a “manager of managers” structure pursuant
to an exemptive order (Order) granted to the Manager by
the U.S. Securities and Exchange Commission, whereby the
Manager and the Fund may, without shareholder approval,
enter into sub-advisory agreements with sub-advisers
that are indirect or direct wholly owned subsidiaries of
Franklin Resources, Inc. (FRI). In particular, with respect
to the Sub-Adviser, the Board took into account that the
new portfolio manager proposed to serve as a portfolio
manager for the Fund is an employee of the Sub-Adviser.
The Board reviewed and considered information regarding
the nature, quality and extent of investment sub-advisory
services to be provided by the Sub-Adviser to the Fund and
its shareholders under the Sub-Advisory Agreement; the
Sub-Adviser’s experience as a manager of other funds and
accounts, including those within the FT organization; the
personnel, operations, financial condition, and investment
management capabilities, methodologies and resources
of the Sub-Adviser and the Sub-Adviser’s capabilities,
as demonstrated by, among other things, its policies and
procedures reasonably designed to prevent violations of the
federal securities laws.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of FRI, the parent of the Manager and the Sub-
Adviser, and its commitment to the mutual fund business as
evidenced by its reassessment of fund offerings in response
to the market environment and project initiatives and capital investments relating to the services provided to the Fund
by the FT organization. The Board specifically noted FT’s
commitment to being a global leader in stewardship and
sustainability.

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Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services to be provided by the Sub-Adviser to the Fund and its
shareholders.
Fund Performance
The Board noted its review and consideration of and
conclusions made regarding the performance results of the
Fund in connection with the February 2022 annual contract
renewal (Annual Contract Renewal) of the Fund’s investment
management agreement and at regular Board meetings
throughout the year.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the investment sub-advisory fee to be charged by the Sub-
Adviser. The Board noted that the addition of the Sub-
Adviser will have no impact on the amount of management
fees that are currently paid by the Fund as the Sub-Adviser
will be paid by the Manager out of the management fee that
the Manager receives from the Fund. The Board further
noted that the allocation of the fee between the Manager
and the Sub-Adviser reflected the services to be provided
by the Sub-Adviser. The Board concluded that the proposed
investment sub-advisory fee to be paid to the Sub-Adviser is reasonable.
Management Profitability and Economies of Scale
The Board noted management’s belief that the Manager’s
profitability is not expected to materially change as a result of the addition of the Sub-Adviser. The Board determined that
its conclusions regarding profitability and economies of scale reached in connection with the Annual Contract Renewal of
the investment management agreement with the Manager
had not changed as a result of the proposal to approve the
Sub-Advisory Agreement.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the Sub-Advisory Agreement for an initial two-year period.
Board Approval of Investment
Management Agreements
FRANKLIN INVESTORS SECURITIES TRUST
Franklin Long Duration Credit Fund
(Fund)
At a meeting held on May 24, 2023 (Meeting), the Board
of Trustees (Board) of Franklin Investors Securities Trust
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
a new investment management agreement between Franklin
Templeton Institutional, LLC (Manager) and the Trust,
on behalf of the Fund (Management Agreement) for an
initial two-year period. The Independent Trustees received
advice from and met separately with Independent Trustee
counsel in considering whether to approve the Management
Agreement.
In considering the approval of the Management Agreement,
the Board reviewed and considered information provided by
the Manager in connection with the Meeting and throughout
the year at meetings of the Board and its committees. The
Board reviewed and considered all of the factors it deemed
relevant in approving the Management Agreement, including,
but not limited to: (i) the nature, extent and quality of the services to be provided by the Manager; (ii) the costs of the services to be provided by the Manager; and (iii) the extent to which economies of scale may be realized as the Fund
grows. The Board also reviewed and considered the form of
Management Agreement and the terms of the Management
Agreement which were discussed at the Meeting, noting
that the form of Management Agreement was substantially
the same as the standard forms of investment management
agreement (that include administration services) for the other funds in the Franklin Templeton (FT) family of funds.
In approving the Management Agreement, the Board,
including a majority of the Independent Trustees, determined that the terms of the proposed Management Agreement
are fair and reasonable and that the approval of such
Management Agreement is in the interests of the Fund and
its shareholders. While attention was given to all information furnished, the following discusses some primary factors
relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services to be provided by the Manager and its affiliates to the Fund and its shareholders. This information included,
among other things, management’s explanation that,

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Annual Report
in light of increased investor inquiries, management is
proposing to create the Fund to offer the existing long
duration credit strategy; the Fund’s proposed investment
goal and strategies, and service providers; the qualifications, background and experience of the investment personnel that
will be responsible for the day-to-day portfolio management
of the Fund; the Manager’s experience as the manager of
other funds and accounts, including other series of the Trust and other funds in the FT family of funds; the Manager’s
strength and reputation within the industry; the personnel,
operations, financial condition, and investment management
capabilities, methodologies and resources of the Manager;
and the Manager’s compliance capabilities, as demonstrated
by, among other things, its policies and procedures
reasonably designed to prevent violations of the Federal
Securities Laws (as defined in Rule 38a-1 of the Investment
Company Act of 1940).
Following consideration of such information, the Board was
satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board noted that, as the Fund had not yet commenced
investment operations, there was no investment
performance for the Fund. The Board considered the
proposed performance benchmark for the Fund and how
such benchmark would be utilized to measure performance
of the Manager.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s estimated total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board considered the estimated
total expense ratio and, separately, the proposed contractual management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable
to and with a similar expense structure proposed for the
Fund (Expense Group) as selected by Broadridge Financial
Solutions, Inc. (Broadridge), an independent organization.
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report (excluding
the Fund), which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the estimated total expense ratio was shown for Class R6
shares of the Fund and the actual total expense ratio was
shown for Class A, Class M, Class I, Class R6, Institutional and Institutional Plus shares of each of the other funds in
the Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in the Expense Group.
The Expense Group for the Fund included the Fund and
13 other corporate debt BBB rated funds that invest at
least 65% of their assets in corporate and government debt
issues rated in the top four investment grade credit ratings.
The Board noted that the proposed Management Rate and
estimated total expense ratio were below the medians of
the Fund’s Expense Group. The Board also considered
the Fund’s proposed Management Rate and estimated
total expense ratio compared to a customized peer group
selected by the Manager, which included the estimated
total expense ratio for Class R6 shares of the Fund and the
actual total expense ratio for Class A, Institutional Class and
Class W shares of the other funds. The Board noted that the
proposed Management Rate and estimated total expense
ratio were below the medians of the Fund’s customized
peer group. The Board further noted that the Manager
contractually committed to waive the Fund’s proposed
Management Rate for at least one year from the effective
date of the Fund’s initial prospectus. After consideration
of the above, the Board concluded that the proposed
Management Rate to be charged to the Fund is reasonable.
Profitability
The Board noted that the Manager (and its affiliates) could
not report any financial results from their relationships
with the Fund because the Fund has not yet commenced
investment operations, and thus, the Board could not
evaluate the Manager’s (or its affiliates’) profitability with respect to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee
structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale in the future, the Board noted that it is not anticipated that the
Fund will generate significant, if any, profit for the Manager and/or its affiliates for some time.

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Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board, including a majority
of the Independent Trustees, approved the Management
Agreement for the Fund for an initial two-year period.
Liquidity Risk Management Program-
Funds no HLIM
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Liquidity Risk Management Program-
Funds with HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP for the Franklin Templeton
and Legg Mason Funds is designed to assess and manage
each Fund’s liquidity risk, which is defined as the risk
that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review

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Annual Report
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
The Fund primarily holds investments where the time
required to settle a sale of the investment may exceed
7 calendar days and are classified as “Less Liquid
Investments”. Less liquid Investments are defined as any
investment reasonably expected to be sold or disposed
of in current market conditions in seven calendar days or
less without the sale or disposition significantly changing
the market value of the investment, but where the sale or
disposition is reasonably expected to settle in more than
seven calendar days. The Fund established and maintained
a HLIM. During the reporting period, the Fund maintained
the necessary level of Highly Liquid Investments and did not experience any HLIM shortfalls.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

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Householding of Reports and
Prospectuses
You will receive, or receive notice of availability of, each
Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FIST2 A 12/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Investors Securities Trust
Investment Managers Distributor Shareholder Services
Franklin Advisers, Inc.
Franklin Templeton Institutional, LLC
Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $550,264 for the fiscal year ended October 31, 2023 and $494,961 for the fiscal year ended October 31, 2022.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended October 31, 2023 and $7,000 for the fiscal year ended October 31, 2022. The services for which these fees were paid included preparation of tax returns in relation to the liquidation of previously consolidated entities.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended October 31, 2023 and $70,000 for the fiscal year ended October 31, 2022. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended October 31, 2023 and $6,410 for the fiscal year ended October 31, 2022. The services for which these fees were paid included professional fees in connection with SOC 1 Reports.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $142,148 for the fiscal year ended October 31, 2023 and $305,140 for the fiscal year ended October 31, 2022. The services for which these fees were paid included professional fees in connection with determining the feasibility of a U.S. direct lending structure, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with a license for accounting and business knowledge platform Viewpoint, fees in connection with a license for employee development tool ProEdge, professional fees relating to security counts and professional fees in connection with SOC 1 Reports.
(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $212,148 for the fiscal year ended October 31, 2023 and $388,550 for the fiscal year ended October 31, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5.  Audit Committee

of Listed Registrants. N/A

Item 6.  Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.           N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
INVESTORS SECURITIES TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  December 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  December 21, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  December 21, 2023